UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX		78746
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant's telephone number, including area code:		(512) 306-7400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.            SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

January 31, 2009

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
U.S. Large Company Portfolio
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
T.A. U.S. Core Equity 2 Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
T.A.World ex U.S. Core Equity Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Core Equity Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
U.S. Social Core Equity 2 Portfolio
Emerging Markets Social Core Equity Portfolio
CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
Tax-Managed DFA International Value Portfolio
Tax-Managed U.S. Equity Portfolio
DFA International Value ex Tobacco Portfolio
LWAS/DFA International High Book to Market Portfolio
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series

1

The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series
The Tax-Managed U.S. Equity Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

Dimensional Emerging Markets Value Fund Inc.

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

2

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depository Receipt
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Federal Guaranty Insurance Corporation
FSA	Financial Security Assurance
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NVDR	Non-Voting Depository Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
P.L.C.	Public Liability Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
STRB	Special Tax Revenue Bond
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
●	Security is being fair valued as of January 31, 2009.
(r)	The adjustable rate shown is effective as of January 31, 2009.
(y)	The rate shown is the effective yield.
(t)	Face Amount Denominated in Australian Dollars.
(c)	Face Amount Denominated in Canadian Dollars.
(d)	Face Amount Denominated in Denmark Krone.
(e)	Face Amount Denominated in Euro.
(g)	Face Amount Denominated in Great British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(z)	Face Amount Denominated in New Zealand Dollars.
(n)	Face Amount Denominated in Norwegian Krone.
(s)	Face Amount Denominated in Swedish Krona.
(f)	Face Amount Denominated in Swiss Francs.
(u)	Face Amount Denominated in United States Dollars.
–	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE COMPANY PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$2,128,706,399
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $2,761,707,496)##	$2,128,706,399

ENHANCED U.S. LARGE COMPANY PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Enhanced U.S. Large Company Series of
The DFA Investment Trust Company	28,263,149	$147,533,638
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $213,059,209)##		$147,533,638

U.S. LARGE CAP VALUE PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	400,009,338	$4,424,103,278
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $7,124,442,104)##		$4,424,103,278

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (77.0%)
Consumer Discretionary — (11.2%)
* #	1-800-FLOWERS.COM, Inc.	44,475	$111,632
*	4Kids Entertainment, Inc.	49,167	82,109
* #	99 Cents Only Stores	170,600	1,429,628
*	A.C. Moore Arts & Crafts, Inc.	58,764	99,311
#	Aaron Rents, Inc.	76,518	1,672,683
* #	AbitibiBowater, Inc.	13,820	10,503
*	Acme Communications, Inc.	656	157
	Acme United Corp.	1,172	8,415
	Aldila, Inc.	8,764	33,741
*	Alloy, Inc.	59,918	297,792
#	American Axle & Manufacturing Holdings, Inc.	89,841	97,927
	American Greetings Corp. Class A	38,000	164,920
*	America’s Car-Mart, Inc.	33,543	304,906
* #	AnnTaylor Stores Corp.	103,470	509,072
#	Arctic Cat, Inc.	53,593	229,914
#	ArvinMeritor, Inc.	122,312	214,046
	Asbury Automotive Group, Inc.	18,700	66,946
*	ATC Technology Corp.	22,255	290,428
*	Audiovox Corp. Class A	20,155	90,899
* #	AutoNation, Inc.	226,985	2,106,421
*	Avatar Holdings, Inc.	36,122	937,366
*	Bakers Footwear Group, Inc.	4,901	1,960
*	Ballantyne of Omaha, Inc.	12,162	17,635
#	Barnes & Noble, Inc.	233,627	3,836,155
*	Barry (R.G.) Corp.	7,095	45,479
#	Bassett Furniture Industries, Inc.	38,731	127,425
#	Beazer Homes USA, Inc.	103,200	106,296
	Belo Corp.	22,070	44,140
#	Belo Corp. Class A	147,465	210,875
	Big 5 Sporting Goods Corp.	70,847	372,655
* #	BJ’s Restaurants, Inc.	59,056	655,522
#	Blockbuster, Inc. Class A	325,951	417,217
*	Blockbuster, Inc. Class B	74,776	62,812
*	Bluegreen Corp.	29,048	50,834
	Blyth, Inc.	132,836	452,971
	Bob Evans Farms, Inc.	32,600	572,456
#	Bon-Ton Stores, Inc.	43,715	59,671
	Books-A-Million, Inc.	17,750	41,535
	Borders Group, Inc.	230,925	101,607
#	Brookfield Homes Corp.	100,832	251,072
	Brown Shoe Company, Inc.	98,956	464,104
	Brunswick Corp.	150,859	419,388
*	Build-A-Bear-Workshop, Inc.	80,009	336,038

1

*	Cabela’s, Inc.	282,842	1,586,744
*	Cache, Inc.	4,027	7,530
* #	California Coastal Communities, Inc.	4,414	5,562
* #	California Pizza Kitchen, Inc.	62,200	644,392
	Callaway Golf Co.	111,990	852,244
	Canterbury Park Holding Corp.	1,634	10,327
	Carmike Cinemas, Inc.	31,206	62,724
*	Carriage Services, Inc.	36,140	79,869
*	Casual Male Retail Group, Inc.	101,654	38,629
	Cato Corp. Class A	17,660	233,642
*	Cavalier Homes, Inc.	9,478	12,890
*	Cavco Industries, Inc.	18,565	454,471
#	Centex Corp.	99,600	847,596
*	Champion Enterprises, Inc.	25,958	11,941
*	Charlotte Russe Holding, Inc.	50,778	261,507
* #	Charming Shoppes, Inc.	166,099	179,387
* #	Cheesecake Factory, Inc.	61,700	535,556
* #	Chico’s FAS, Inc.	200,466	793,845
#	Christopher & Banks Corp.	54,792	212,593
	Churchill Downs, Inc.	22,720	784,067
#	Cinemark Holdings, Inc.	437,557	3,461,076
#	Citadel Broadcasting Co.	38,179	6,872
* #	Citi Trends, Inc.	36,274	345,691
#	Coachmen Industries, Inc.	24,733	35,863
*	Coldwater Creek, Inc.	83,600	235,752
	Collectors Universe, Inc.	12,316	47,293
#	Columbia Sportswear Co.	51,500	1,479,080
*	Concord Camera Corp.	1,728	4,406
* #	Conn’s, Inc.	91,576	1,113,564
	Cooper Tire & Rubber Co.	245,300	1,145,551
	Courier Corp.	11,649	183,006
* #	Cox Radio, Inc.	48,380	244,319
	CSS Industries, Inc.	7,200	109,224
*	Culp, Inc.	18,935	35,598
* #	Cumulus Media, Inc. Class A	13,246	22,783
*	Cybex International, Inc.	36,000	65,160
*	dELiA*s, Inc.	87,776	174,674
*	Delta Apparel, Inc.	4,300	16,770
*	Design Within Reach, Inc.	13,733	6,317
*	Destination Maternity Corp.	22,498	191,233
*	DG FastChannel, Inc.	29,777	431,469
*	Diedrich Coffee, Inc.	1,706	597
#	Dillards, Inc. Class A	93,214	405,481
#	DineEquity, Inc.	15,600	137,904
*	Dixie Group, Inc.	2,833	4,391
	Dover Motorsports, Inc.	17,300	26,815
*	Drew Industries, Inc.	10,529	90,760
* #	DSW, Inc.	14,500	144,710
	E.W. Scripps Co.	53,833	86,671
#	Eastman Kodak Co.	497,700	2,254,581
*	Eddie Bauer Holdings, Inc.	108,046	81,034
*	Emerson Radio Corp.	1,000	520
	Emmis Communications Corp. Class A	6,040	1,752
	Entercom Communications Corp.	20,477	23,958
*	Entravision Communications Corp.	42,684	35,855

2

	Ethan Allen Interiors, Inc.	7,900	89,981
	Finish Line, Inc. Class A	231,108	1,097,763
	Fisher Communications, Inc.	40,043	610,656
	Foot Locker, Inc.	284,181	2,091,572
*	Franklin Covey Co.	47,750	196,252
*	Franklin Electronic Publishers, Inc.	2,819	2,481
#	Fred’s, Inc.	97,335	998,657
*	Full House Resorts, Inc.	13,700	14,796
	Furniture Brands International, Inc.	77,700	159,285
*	GameTech International, Inc.	1,700	2,125
*	Gaming Partners International Corp.	5,533	37,956
* #	Gander Mountain Co.	40,086	82,577
#	Gannett Co., Inc.	124,376	717,650
*	Gaylord Entertainment Co.	93,050	986,330
* #	Genesco, Inc.	82,147	1,265,064
*	Gentek, Inc.	20,141	274,925
*	G-III Apparel Group, Ltd.	63,741	350,575
#	Gray Television, Inc.	20,400	6,732
*	Great Wolf Resorts, Inc.	25,359	48,943
#	Group 1 Automotive, Inc.	72,511	722,935
*	Hampshire Group, Ltd.	1,200	4,290
#	Handleman Co.	9,400	1,316
#	Harte-Hanks, Inc.	98,118	618,143
#	Haverty Furniture Co., Inc.	73,868	592,421
*	Hayes Lemmerz International, Inc.	109,009	9,811
	Hearst-Argyle Television, Inc.	60,547	238,555
	Heelys, Inc.	114,416	233,409
*	Helen of Troy, Ltd.	130,036	1,361,477
*	Hollywood Media Corp.	18,543	18,172
#	Hooker Furniture Corp.	17,963	145,141
* #	Hot Topic, Inc.	115,246	984,201
* #	Hovnanian Enterprises, Inc. Class A	99,380	167,952
*	Iconix Brand Group, Inc.	247,610	2,047,735
*	Image Entertainment, Inc.	1,767	1,626
*	Interstate Hotels & Resorts, Inc.	53,918	26,959
*	Isle of Capri Casinos, Inc.	132,757	375,702
*	J. Alexander’s Corp.	1,990	4,975
* #	JAKKS Pacific, Inc.	20,099	368,616
* #	Jarden Corp.	333,443	3,477,810
*	Jo-Ann Stores, Inc.	111,790	1,427,558
	Johnson Outdoors, Inc.	951	7,218
	Jones Apparel Group, Inc.	172,483	596,791
* #	Jos. A. Bank Clothiers, Inc.	11,600	318,536
	Journal Communications, Inc. Class A	107,437	192,312
#	KB HOME	139,700	1,490,599
	Kenneth Cole Productions, Inc. Class A	43,054	275,115
	Kimball International, Inc. Class B	74,916	516,171
*	Kona Grill, Inc.	581	988
	KSW, Inc.	3,900	10,374
	K-Swiss, Inc. Class A	36,955	396,158
*	Lakeland Industries, Inc.	20,452	157,685
*	Lakes Entertainment, Inc.	61,914	183,265
#	Landry’s Restaurants, Inc.	10,400	67,184
*	Lazare Kaplan International, Inc.	3,092	11,440
#	La-Z-Boy, Inc.	89,661	86,971

3

*	LeapFrog Enterprises, Inc.	36,300	72,963
*	Lear Corp.	55,700	50,687
#	Lee Enterprises, Inc.	53,050	16,445
#	Leggett & Platt, Inc.	149,747	1,870,340
#	Lennar Corp. Class A	143,000	1,099,670
	Libbey, Inc.	11,570	14,347
*	Liberty Media Holding Corp. Capital Class A	166,331	913,157
	Lifetime Brands, Inc.	50,968	89,194
*	LIN TV Corp.	15,000	10,500
* #	Lincoln Educational Services	7,465	109,138
#	Lithia Motors, Inc. Class A	42,018	128,575
*	Live Nation, Inc.	126,200	660,026
	Liz Claiborne, Inc.	117,460	258,412
*	Lodgian, Inc.	10,400	19,240
*	Luby’s, Inc.	114,613	520,343
#	M/I Homes, Inc.	58,849	520,225
* #	MarineMax, Inc.	37,600	66,176
*	McCormick & Schmick’s Seafood Restaurants, Inc.	36,061	127,295
#	MDC Holdings, Inc.	52,042	1,594,567
#	Media General, Inc. Class A	57,560	112,242
#	Meredith Corp.	160,422	2,561,939
*	Meritage Homes Corp.	129,850	1,430,947
	Modine Manufacturing Co.	48,924	134,052
* #	Mohawk Industries, Inc.	101,640	3,263,660
	Monro Muffler Brake, Inc.	17,713	429,895
*	Morton’s Restaurant Group, Inc.	43,762	78,772
	Movado Group, Inc.	77,123	592,305
*	MTR Gaming Group, Inc.	16,540	24,810
*	Multimedia Games, Inc.	116,842	199,800
*	Nathan’s Famous, Inc.	789	10,841
	National Presto Industries, Inc.	5,146	345,502
	Nautilus Group, Inc.	100,700	139,973
*	Navarre Corp.	7,100	3,408
	New Frontier Media, Inc.	57,229	94,428
*	New Motion, Inc.	8,472	9,319
*	New York & Co., Inc.	54,800	108,504
#	Noble International, Ltd.	15,825	5,222
	OfficeMax, Inc.	37,700	207,727
*	Orbitz Worldwide, Inc.	900	2,700
#	Orleans Homebuilders, Inc.	16,969	20,363
	O’Charleys, Inc.	11,200	28,000
*	Outdoor Channel Holdings, Inc.	47,715	290,584
	Oxford Industries, Inc.	56,711	377,695
* #	Pacific Sunwear of California, Inc.	109,700	137,125
*	Palm Harbor Homes, Inc.	39,747	140,704
*	PC Mall, Inc.	33,476	132,900
	Pennichuck Corp.	827	14,464
#	Penske Automotive Group, Inc.	323,775	2,402,410
*	Perry Ellis International, Inc.	37,335	143,366
	Phillips-Van Heusen Corp.	81,353	1,547,334
*	Phoenix Footwear Group, Inc.	562	174
#	Pier 1 Imports, Inc.	65,753	23,014
* #	Pinnacle Entertainment, Inc.	56,770	384,901
*	Playboy Enterprises, Inc. Class B	21,977	38,020
*	Proliance International, Inc.	9,561	4,876

4

*	Quiksilver, Inc.	69,649	146,263
*	Radio One, Inc. Class D	36,109	12,277
*	RC2 Corp.	76,326	443,454
	RCN Corp.	4,804	17,679
*	Red Lion Hotels Corp.	24,058	53,649
* #	Red Robin Gourmet Burgers, Inc.	22,000	267,960
	Regis Corp.	98,151	1,104,199
* #	Rent-A-Center, Inc.	139,700	2,074,545
*	Retail Ventures, Inc.	68,909	164,693
*	Rocky Brands, Inc.	17,764	61,286
#	Royal Caribbean Cruises, Ltd.	156,011	1,012,511
*	Rubio’s Restaurants, Inc.	32,764	117,950
#	Ruby Tuesday, Inc.	150,450	186,558
	Russ Berrie & Co., Inc.	14,060	24,043
*	Ruth’s Hospitality Group, Inc.	26,756	30,234
#	Ryland Group, Inc.	104,200	1,625,520
*	Saga Communications, Inc.	12,162	53,757
#	Saks, Inc.	68,500	172,620
	Salem Communications Corp.	4,463	4,374
	Sauer-Danfoss, Inc.	14,300	107,822
#	Scholastic Corp.	21,300	232,170
#	Service Corp. International	386,246	1,757,419
	Shiloh Industries, Inc.	22,466	51,672
*	Shoe Carnival, Inc.	59,843	469,768
	Sinclair Broadcast Group, Inc. Class A	92,078	170,344
*	Skechers U.S.A., Inc. Class A	153,470	1,528,561
	Skyline Corp.	21,096	423,608
* #	Smith & Wesson Holding Corp.	25,721	60,702
#	Sonic Automotive, Inc.	63,339	128,578
* #	Source Interlink Companies, Inc.	19,162	2,108
*	Spanish Broadcasting System, Inc.	5,670	964
#	Spartan Motors, Inc.	38,798	168,383
#	Speedway Motorsports, Inc.	189,735	2,739,773
*	Sport Chalet, Inc. Class A	8,207	2,872
	Sport Supply Group, Inc.	21,667	174,636
	Stage Stores, Inc.	56,007	400,450
	Standard Motor Products, Inc.	9,875	23,206
	Standard Pacific Corp.	385,250	543,202
	Stanley Furniture, Inc.	37,763	296,440
	Stein Mart, Inc.	16,615	19,440
*	Steinway Musical Instruments, Inc.	37,113	429,026
*	Steven Madden, Ltd.	11,911	207,013
#	Stewart Enterprises, Inc.	134,341	459,446
*	Stoneridge, Inc.	53,740	105,330
	Sturm Ruger & Co., Inc.	19,170	126,714
#	Superior Industries International, Inc.	112,100	1,151,267
	Superior Uniform Group, Inc.	5,139	41,009
*	Syms Corp.	5,305	30,663
#	Systemax, Inc.	36,850	373,290
	Talbots, Inc.	40,500	82,215
	Tandy Brand Accessories, Inc.	4,981	7,721
*	Tandy Leather Factory, Inc.	422	711
*	Tenneco Automotive, Inc.	26,477	48,718
* #	The Dress Barn, Inc.	135,783	1,170,449
	The Marcus Corp.	48,518	501,191

5

#	The McClatchey Co.	44,563	29,412
#	The Men’s Wearhouse, Inc.	119,034	1,386,746
	The Pep Boys - Manny, Moe & Jack	132,734	383,601
*	The Steak n Shake Co.	120,456	689,008
*	The Walking Co Holdings, Inc.	2,871	7,493
*	Timberland Co. Class A	43,500	478,065
* #	Toll Brothers, Inc.	273,119	4,648,485
*	Trans World Entertainment Corp.	15,200	12,464
*	TRW Automotive Holdings Corp.	106,421	328,841
*	Tuesday Morning Corp.	64,806	76,471
* #	Unifi, Inc.	192,294	353,821
	Unifirst Corp.	37,690	988,986
*	Universal Electronics, Inc.	9,400	106,032
* #	Vail Resorts, Inc.	92,600	2,159,432
*	Valassis Communications, Inc.	96,290	123,251
*	ValueVision Media, Inc. Class A	49,867	12,217
* #	VCG Holding Corp.	58,719	92,776
	Virco Manufacturing Corp.	15,817	33,216
*	Voyager Learning Co.	2,600	3,900
*	Warnaco Group, Inc.	28,316	641,074
*	Wells-Gardner Electronics Corp.	2,493	1,571
*	West Marine, Inc.	85,157	434,301
#	Whirlpool Corp.	153,300	5,124,819
*	WPT Enterprises, Inc.	18,170	6,178
	Wyndham Worldwide Corp.	205,685	1,260,849
* #	Zale Corp.	72,700	90,148
Total Consumer Discretionary			128,513,726

Consumer Staples — (3.8%)
*	Alliance One International, Inc.	79,200	190,080
#	American Italian Pasta Co.	3,757	88,740
	Andersons, Inc.	41,800	685,102
	B&G Foods, Inc.	124,745	578,817
* #	BJ’s Wholesale Club, Inc.	19,000	544,920
*	Cagle’s, Inc. Class A	5,800	11,600
#	Cal-Maine Foods, Inc.	700	18,956
* #	Caribou Coffee Co.	22,288	33,432
#	Casey’s General Stores, Inc.	44,974	955,697
	CCA Industries, Inc.	5,476	16,866
*	Central Garden & Pet Co.	92,273	557,329
*	Central Garden & Pet Co. Class A	159,338	956,028
#	Chiquita Brands International, Inc.	172,958	2,417,953
	Coffee Holding Co., Inc.	600	534
*	Collective Brands, Inc.	278,432	2,970,869
*	Constellation Brands, Inc. Class A	357,380	5,189,158
	Corn Products International, Inc.	109,727	2,540,180
*	Craft Brewers Alliance, Inc.	7,845	9,885
	Del Monte Foods Co.	375,540	2,501,096
*	Elizabeth Arden, Inc.	48,345	281,851
	Farmer Brothers Co.	26,805	545,750
* #	Hain Celestial Group, Inc.	100,523	1,529,960
#	Imperial Sugar Co.	34,171	388,183
	Ingles Market, Inc. Class A	31,680	451,757
	Inter Parfums, Inc.	24,510	148,040
	J & J Snack Foods Corp.	17,325	604,816

6

	J.M. Smucker Co.	53,410	2,411,461
#	Lance, Inc.	36,419	685,770
#	Mannatech, Inc.	20,954	56,366
*	Maui Land & Pineapple Co., Inc.	16,114	148,732
	MGP Ingredients, Inc.	6,909	3,814
*	Monterey Pasta Co.	1,400	1,120
#	Nash-Finch Co.	17,000	731,510
*	Natural Alternatives International, Inc.	6,368	38,845
*	Omega Protein Corp.	15,861	60,589
*	Pantry, Inc.	37,541	624,307
*	Parlux Fragrances, Inc.	95,377	267,056
	PepsiAmericas, Inc.	160,714	2,592,317
*	Prestige Brands Holdings, Inc.	230,930	1,466,405
	PriceSmart, Inc.	4,712	76,806
	Reddy Ice Holdings, Inc.	810	1,312
* #	Rite Aid Corp.	156,700	43,876
#	Ruddick Corp.	46,458	1,117,315
#	Sanderson Farms, Inc.	23,777	860,252
* #	Sanfilippo (John B.) & Son, Inc.	17,226	94,743
	Seaboard Corp.	540	542,700
* #	Smart Balance, Inc.	13,059	94,939
* #	Smithfield Foods, Inc.	167,724	1,990,884
	Spartan Stores, Inc.	897	16,666
	Tasty Baking Co.	22,530	92,373
* #	TreeHouse Foods, Inc.	65,340	1,724,323
#	Universal Corp.	29,400	899,052
	Weis Markets, Inc.	44,689	1,390,275
*	Winn-Dixie Stores, Inc.	109,199	1,500,394
Total Consumer Staples			43,751,801

Energy — (4.1%)
*	Allis-Chalmers Energy, Inc.	112,217	403,981
	Alon USA Energy, Inc.	154,395	1,821,861
*	American Oil & Gas, Inc.	14,500	11,890
* #	Aventine Renewable Energy Holdings, Inc.	128,960	59,322
*	Basic Energy Services, Inc.	69,175	664,080
*	Boots & Coots International Well Control, Inc.	41,514	42,759
*	Brigham Exploration Co.	88,084	220,210
* #	Bristow Group, Inc.	40,733	985,331
*	Bronco Drilling Co., Inc.	34,944	184,504
* #	Cal Dive International, Inc.	329,661	2,090,051
*	Callon Petroleum Co.	58,196	122,794
#	Cimarex Energy Co.	117,717	2,924,090
*	Clayton Williams Energy, Inc.	7,989	317,962
*	Complete Production Services, Inc.	68,418	438,559
*	Comstock Resources, Inc.	26,970	1,028,366
*	CREDO Petroleum Corp.	6,134	61,095
	Delek US Holdings, Inc.	94,379	655,934
*	Encore Acquisition Co.	33,250	903,735
* #	EXCO Resources, Inc.	98,600	999,804
* #	Exterran Holdings, Inc.	26,088	578,110
* #	Forest Oil Corp.	43,921	658,815
*	Geokinetics, Inc.	19,307	63,520
*	Geomet, Inc.	101,334	126,667
	Gulf Island Fabrication, Inc.	22,298	280,732

7

*	Gulfmark Offshore, Inc.	48,656	1,164,825
*	Gulfport Energy Corp.	33,518	128,374
* #	Harvest Natural Resources, Inc.	34,000	136,000
* #	Hercules Offshore, Inc.	33,973	126,380
*	HKN, Inc.	18,892	50,819
*	Hornbeck Offshore Services, Inc.	44,091	782,174
* #	Mariner Energy, Inc.	110,707	1,095,999
*	Meridian Resource Corp.	155,678	48,260
*	Mitcham Industries, Inc.	5,515	19,964
*	Natural Gas Services Group	16,082	137,501
*	Newpark Resources, Inc.	306,111	1,288,727
*	OMNI Energy Services Corp.	40,508	46,989
	Overseas Shipholding Group, Inc.	55,953	1,997,522
*	Parker Drilling Co.	184,224	390,555
#	Patterson-UTI Energy, Inc.	5,400	51,624
#	Penn Virginia Corp.	27,300	562,380
*	Petroleum Development Corp.	25,245	435,476
*	PHI, Inc. Non-Voting	39,395	473,528
*	Pioneer Drilling Co.	86,790	431,346
*	PowerSecure International, Inc.	22,527	88,531
#	Precision Drilling Trust	47,176	234,465
#	Rowan Companies, Inc.	140,833	1,782,946
*	Royale Energy, Inc.	1,700	3,978
* #	SEACOR Holdings, Inc.	32,041	2,083,947
*	Stone Energy Corp.	78,580	674,216
*	Superior Well Services, Inc.	47,600	437,444
*	Swift Energy Corp.	72,131	1,105,047
	Tesoro Petroleum Corp.	11,800	203,314
*	Teton Energy Corp.	14,767	14,029
	Tidewater, Inc.	79,728	3,317,482
* #	Toreador Resources Corp.	65,766	156,523
* #	Trico Marine Services, Inc.	37,800	235,116
* #	TXCO Resources, Inc.	1,161	1,869
*	Union Drilling, Inc.	64,725	296,440
* #	Unit Corp.	74,546	1,859,177
#	USEC, Inc.	418,299	2,129,142
#	W&T Offshore, Inc.	95,200	1,196,664
#	Western Refining, Inc.	298,300	3,478,178
*	Whiting Petroleum Corp.	40,100	1,162,900
#	World Fuel Services Corp.	47,783	1,613,632
Total Energy			47,087,655

Financials — (19.9%)
	1st Source Corp.	47,885	852,353
	21st Century Holding Co.	36,472	153,912
	Abigail Adams National Bancorp, Inc.	500	950
	Abington Bancorp, Inc.	62,504	440,653
	Advanta Corp. Class A	30,332	18,199
	Advanta Corp. Class B	80,633	62,894
	Affirmative Insurance Holdings, Inc.	9,009	13,153
* #	Allegheny Corp.	8,392	2,286,233
*	Alphatec Holdings, Inc.	11,238	24,386
	AMBAC Financial Group, Inc.	428,363	488,334
	Amcore Financial, Inc.	84,634	117,641
	American Bancorp of New Jersey, Inc.	10,666	113,700

8

#	American Capital, Ltd.	188,801	539,971
	American Equity Investment Life Holding Co.	226,200	1,513,278
	American Financial Group, Inc.	212,230	3,603,665
	American National Insurance Co.	10,400	580,840
#	American West Bancorporation	24,764	18,573
* #	AmeriCredit Corp.	299,222	1,409,336
	Ameris Bancorp	67,946	520,466
*	Amerisafe, Inc.	30,716	575,311
	AmeriServe Financial, Inc.	38,161	69,835
#	Anchor Bancorp Wisconsin, Inc.	2,834	5,725
*	Argo Group International Holdings, Ltd.	63,457	1,974,147
#	Arrow Financial Corp.	9,418	221,700
*	Aspen Insurance Holdings, Ltd.	3,000	66,300
	Asset Acceptance Capital Corp.	76,948	322,412
#	Associated Banc-Corp.	118,535	1,855,073
	ASTA Funding, Inc.	4,644	8,266
	Atlantic Coast Federal Corp.	24,216	103,402
* #	B of I Holding, Inc.	13,050	58,725
	Baldwin & Lyons, Inc. Class B	4,725	79,333
	BancFirst Corp.	21,746	774,593
#	BancorpSouth, Inc.	66,900	1,264,410
	BancTrust Financial Group, Inc.	62,720	556,326
	Bank Mutual Corp.	69,265	611,610
*	Bank of Florida Corp.	30,633	94,656
	Bank of Granite Corp.	14,729	46,249
#	Bank of the Ozarks, Inc.	33,288	755,305
#	BankAtlantic Bancorp, Inc.	6,960	16,147
	BankFinancial Corp.	102,970	991,601
#	BankUnited Financial Corp. Class A	14,801	3,848
	Banner Corp.	71,053	223,817
	Benjamin Franklin Bancorp, Inc.	300	3,246
#	Berkshire Hills Bancorp, Inc.	32,099	754,968
*	Beverly Hills Bancorp, Inc.	23,819	2,906
	BGC Partners, Inc. Class A	11,390	27,450
#	Boston Private Financial Holdings, Inc.	283,573	1,335,629
*	Broadpoint Securities Group, Inc.	700	1,575
#	Brookline Bancorp, Inc.	94,339	912,258
	Cadence Financial Corp.	24,434	105,799
	Capital City Bank Group, Inc.	16,160	258,883
	Capital Corp. of the West	2,549	1,963
#	Capital Southwest Corp.	15,992	1,465,827
#	Capitol Bancorp, Ltd.	67,439	405,308
	Cardinal Financial Corp.	101,694	564,402
	Cascade Financial Corp.	52,897	164,510
#	Cash America International, Inc.	21,801	398,522
#	Cathay General Bancorp	99,596	1,264,869
	Center Bancorp, Inc.	19,587	143,181
	Center Financial Corp.	70,455	338,184
*	Central Jersey Bancorp	10,521	71,122
#	Central Pacific Financial Corp.	121,800	819,714
#	Chemical Financial Corp.	40,496	923,309
	Cincinnati Financial Corp.	42,527	932,617
#	CIT Group, Inc.	151,817	423,569
	Citizens Community Bancorp, Inc.	6,167	42,429
	Citizens First Bancorp, Inc.	5,300	6,625

9

#	Citizens Republic Bancorp, Inc.	350,315	402,862
* #	Citizens, Inc.	65,800	536,270
#	City Holding Co.	20,365	523,584
#	City National Corp.	44,100	1,526,301
#	Clifton Savings Bancorp, Inc.	4,525	47,241
*	CNA Surety Corp.	110,891	1,835,246
#	CoBiz Financial, Inc.	35,971	170,862
	Columbia Banking System, Inc.	67,970	604,933
	Comerica, Inc.	153,500	2,557,310
* #	Community Bancorp	4,358	11,767
#	Community Bank System, Inc.	50,218	901,413
#	Community Trust Bancorp, Inc.	25,201	704,872
	Compass Diversified Holdings	135,094	1,460,366
* #	CompuCredit Corp.	151,633	485,226
*	Conseco, Inc.	171,900	400,527
*	Consumer Portfolio Services, Inc.	5,886	3,120
*	Core-Mark Holding Co., Inc.	52,999	972,002
#	Corus Bankshares, Inc.	77,933	86,506
*	Cowen Group, Inc.	44,447	255,570
*	Crescent Financial Corp.	21,217	74,472
	CVB Financial Corp.	78,074	701,885
*	Dearborn Bancorp, Inc.	11,256	22,118
	Delphi Financial Group, Inc. Class A	173,206	2,627,535
	Delta Financial Corp.	12,200	—
	Dime Community Bancshares	40,994	411,990
#	Donegal Group, Inc. Class A	35,032	491,149
*	Doral Financial Corp.	27,300	139,503
* #	E*TRADE Financial Corp.	312,505	356,256
#	East West Bancorp, Inc.	235,706	2,236,850
	Eastern Insurance Holdings, Inc.	25,265	264,019
*	Encore Bancshares, Inc.	19,833	89,447
*	Encore Capital Group, Inc.	99,497	523,354
	Enterprise Financial Services Corp.	18,015	189,157
	ESSA Bancorp, Inc.	48,894	652,246
#	F.N.B. Corp.	107,769	852,453
#	FBL Financial Group, Inc. Class A	74,639	769,528
#	Federal Agriculture Mortgage Corp. Class C	6,700	22,244
	Fidelity National Financial, Inc.	336,010	4,912,466
	Fidelity Southern Corp.	521	1,560
#	Financial Federal Corp.	39,442	856,680
*	First Acceptance Corp.	76,710	215,555
	First American Corp.	166,665	3,639,964
	First Bancorp (318672102)	9,200	65,412
	First Bancorp (318910106)	23,903	343,964
	First Busey Corp.	73,206	640,552
	First Business Financial Services, Inc.	400	5,040
	First Citizens BancShares, Inc.	3,500	489,510
	First Commonwealth Financial Corp.	124,397	1,192,967
	First Community Bancshares, Inc.	8,375	144,134
	First Defiance Financial Corp.	16,442	112,957
	First Federal Bancshares of Arkansas, Inc.	900	6,525
	First Federal of Northern Michigan Bancorp, Inc.	600	720
#	First Financial Bancorp	74,465	604,656
	First Financial Corp.	21,454	711,200
	First Financial Holdings, Inc.	28,770	435,578

10

#	First Financial Northwest, Inc.	95,285	825,168
#	First Horizon National Corp.	21,100	200,872
* #	First Marblehead Corp.	29,500	33,925
	First Merchants Corp.	8,750	137,200
*	First Mercury Financial Corp.	69,996	773,456
#	First Midwest Bancorp, Inc.	56,873	568,730
#	First Niagara Financial Group, Inc.	172,435	2,252,001
	First Place Financial Corp.	3,800	10,906
*	First Regional Bancorp	18,752	60,006
	First Security Group, Inc.	23,251	101,607
#	First South Bancorp, Inc.	1,788	14,679
	First State Bancorporation	31,800	31,164
*	FirstCity Financial Corp.	23,377	69,663
* #	FirstFed Financial Corp.	26,763	22,749
	FirstMerit Corp.	105,428	1,704,771
#	Flagstar Bancorp, Inc.	92,833	55,700
#	Flushing Financial Corp.	36,157	286,363
	FNB United Corp.	6,237	18,274
* #	Forestar Group, Inc.	500	5,575
*	FPIC Insurance Group, Inc.	13,855	539,375
*	Franklin Credit Management Corp.	500	227
#	Frontier Financial Corp.	42,741	75,652
#	Fulton Financial Corp.	182,551	1,281,508
	German American Bancorp, Inc.	6,133	68,076
#	Glacier Bancorp, Inc.	40,900	627,815
*	Golfsmith International Holdings, Inc.	100	82
#	Great Southern Bancorp, Inc.	27,870	295,422
#	Greene Bancshares, Inc.	57,597	569,634
*	Guaranty Bancorp	157,763	239,800
*	Hallmark Financial Services, Inc.	70,799	547,984
	Hampden Bancorp, Inc.	13,560	117,430
* #	Hampton Roads Bankshares, Inc.	13,837	118,445
	Hanmi Financial Corp.	161,747	308,937
	Hanover Insurance Group, Inc.	99,669	4,028,621
	Harleysville Group, Inc.	51,342	1,460,166
	Harleysville National Corp.	70,249	654,018
*	Harris & Harris Group, Inc.	123,141	432,225
	HCC Insurance Holdings, Inc.	150,975	3,534,325
	Heartland Financial USA, Inc.	14,838	204,319
	Hercules Technology Growth Capital, Inc.	11,750	76,727
	Heritage Commerce Corp.	43,886	316,418
*	Hilltop Holdings, Inc.	249,901	2,499,010
#	Home Bancshares, Inc.	32,891	677,226
	Home Federal Bancorp, Inc.	67,253	604,604
	HopFed Bancorp, Inc.	1,258	12,203
	Horace Mann Educators Corp.	32,800	306,680
#	Horizon Financial Corp.	24,275	59,474
#	Huntington Bancshares, Inc.	250,696	722,004
	IBERIABANK Corp.	26,985	1,143,894
	Imperial Capital Bancorp, Inc.	5,581	5,135
	Independence Holding Co.	24,986	74,958
#	Independent Bank Corp. (453836108)	27,886	517,006
	Independent Bank Corp. (453838104)	48,343	76,865
	Infinity Property & Casualty Corp.	12,200	468,480
	Integra Bank Corp.	33,898	54,576

11

#	International Bancshares Corp.	91,206	1,661,773
	Intervest Bancshares Corp.	5,409	20,284
*	Investors Bancorp, Inc.	100,377	1,072,026
*	IPC Holdings, Ltd.	4,900	125,734
	Irwin Financial Corp.	65,600	156,784
	Janus Capital Group, Inc.	32,401	170,105
	K-Fed Bancorp	12,772	102,176
*	Knight Capital Group, Inc.	41,700	751,851
*	LaBranche & Co., Inc.	28,200	193,452
	Lakeland Bancorp, Inc.	60,482	472,364
	Lakeland Financial Corp.	19,726	406,356
	Legacy Bancorp, Inc.	32,353	323,854
	Legg Mason, Inc.	3,200	51,392
	LNB Bancorp, Inc.	3,087	17,596
*	Louisiana Bancorp, Inc.	10,490	130,076
	Macatawa Bank Corp.	43,407	117,633
#	MainSource Financial Group, Inc.	62,414	609,785
*	MarketAxess Holdings, Inc.	40,007	308,854
*	Marlin Business Services, Inc.	2,038	8,091
	Marshall & Ilsley Corp.	52,900	302,059
	MB Financial, Inc.	60,985	996,495
* #	MBIA, Inc.	422,079	1,629,225
#	MBT Financial Corp.	27,738	72,951
	MCG Capital Corp.	57,887	39,363
	Meadowbrook Insurance Group, Inc.	166,738	1,012,100
	Medallion Financial Corp.	38,006	256,921
	Mercantile Bank Corp.	16,652	78,597
	Mercer Insurance Group, Inc.	19,991	272,078
#	Mercury General Corp.	41,365	1,602,480
*	Meridian Interstate Bancorp, Inc.	1,000	8,750
	MicroFinancial, Inc.	800	1,960
#	Midwest Banc Holdings, Inc.	43,394	50,771
*	Move, Inc.	1,191	2,013
#	Nara Bancorp, Inc.	74,251	438,823
#	National Financial Partners Corp.	16,549	42,531
#	National Penn Bancshares, Inc.	172,975	1,674,398
*	Navigators Group, Inc.	28,635	1,470,121
	NBT Bancorp, Inc.	42,675	974,697
	Nelnet, Inc. Class A	74,727	1,032,727
*	New Century Bancorp, Inc.	700	3,430
	New England Bancshares, Inc.	4,879	31,713
	New Hampshire Thrift Bancshares, Inc.	500	4,000
	New Westfield Financial, Inc.	64,046	616,763
#	NewAlliance Bancshares, Inc.	215,412	2,367,378
	NewBridge Bancorp	3,548	7,806
*	NewStar Financial, Inc.	158,731	469,844
*	NexCen Brands, Inc.	15,121	907
	North Valley Bancorp	17,576	65,558
	Northeast Community Bancorp, Inc.	5,650	44,352
#	Northwest Bancorp, Inc.	73,036	1,355,548
	OceanFirst Financial Corp.	20,498	262,784
*	Ocwen Financial Corp.	157,602	1,402,658
	Odyssey Re Holdings Corp.	88,247	4,152,021
	Old National Bancorp	98,628	1,255,534
	Old Republic International Corp.	380,192	3,923,581

12

#	Old Second Bancorp, Inc.	47,291	422,782
	OneBeacon Insurance Group, Ltd.	97,889	827,162
#	Pacific Capital Bancorp	110,734	1,174,888
	Pacific Mercantile Bancorp	5,991	25,162
#	PacWest Bancorp	25,711	434,773
#	Park National Corp.	16,231	880,532
#	Patriot Capital Funding, Inc.	3,513	9,838
#	Peapack-Gladstone Financial Corp.	1,700	37,400
*	Penn Treaty American Corp.	20,000	2,900
* #	Penson Worldwide, Inc.	108,556	649,165
	Peoples Bancorp, Inc.	26,978	271,668
* #	PHH Corp.	91,639	1,012,611
*	PICO Holdings, Inc.	47,224	1,200,434
*	Pinnacle Financial Partners, Inc.	41,822	988,254
*	Piper Jaffray Companies, Inc.	6,200	178,002
*	PMA Capital Corp. Class A	22,520	124,085
	PMI Group, Inc.	153,000	212,670
	PNC Financial Services Group, Inc.	3,491	113,527
	Preferred Bank	38,079	212,100
	Presidential Life Corp.	38,703	374,258
*	ProAssurance Corp.	29,800	1,408,348
#	Prosperity Bancshares, Inc.	95,483	2,582,815
	Protective Life Corp.	87,959	728,301
#	Provident Bankshares Corp.	146,555	940,883
	Provident Financial Holdings, Inc.	1,200	5,400
#	Provident Financial Services, Inc.	138,900	1,518,177
	Provident New York Bancorp	67,590	642,105
	PSB Holdings, Inc.	599	2,396
	QC Holdings, Inc.	25,151	106,892
	Radian Group, Inc.	350,927	1,129,985
	Rainier Pacific Financial Group, Inc.	6,279	10,360
#	Reinsurance Group of America, Inc.	90,851	3,237,021
#	Renasant Corp.	95,754	1,159,581
*	Republic First Bancorp, Inc.	4,250	31,960
	Resource America, Inc.	52,996	216,224
*	Rewards Network, Inc.	45,119	119,114
	Riverview Bancorp, Inc.	21,076	72,712
	RLI Corp.	7,585	428,477
	Rockville Financial, Inc.	17,072	194,962
* #	Rodman & Renshaw Capital Group, Inc.	14,922	11,639
	Roma Financial Corp.	8,790	100,030
	Rome Bancorp, Inc.	5,739	44,592
#	S&T Bancorp, Inc.	32,011	814,040
	Safety Insurance Group, Inc.	32,049	1,122,356
	Sanders Morris Harris Group, Inc.	119,168	495,739
#	Sandy Spring Bancorp, Inc.	33,907	478,767
	SCBT Financial Corp.	9,099	244,399
*	Seabright Insurance Holdings	97,849	1,014,694
	Seacoast Banking Corp. of Florida	76,532	351,282
#	Security Bank Corp.	10,500	8,400
#	Selective Insurance Group, Inc.	79,738	1,223,978
	SI Financial Group, Inc.	4,029	25,181
#	Sierra Bancorp	8,968	109,858
* #	Signature Bank	27,050	694,914
	Simmons First National Corp. Class A	22,728	560,018

13

	Smithtown Bancorp, Inc.	6,400	88,192
	Somerset Hills Bancorp	2,643	16,228
#	South Financial Group, Inc.	293,190	551,197
	Southern Community Financial Corp.	22,902	82,676
*	Southern Connecticut Bancorp, Inc.	500	3,400
*	Southern First Bancshares, Inc.	600	3,630
	Southside Bancshares, Inc.	14,463	275,086
	Southwest Bancorp, Inc.	63,396	664,390
*	Specialty Underwriters’ Alliance, Inc.	1,400	4,564
	StanCorp Financial Group, Inc.	27,600	712,632
	State Auto Financial Corp.	68,489	1,513,607
	State Bancorp, Inc.	10,321	61,926
#	StellarOne Corp.	57,561	750,595
#	Sterling Bancshares, Inc.	226,682	1,260,352
	Sterling Financial Corp.	220,927	408,715
#	Stewart Information Services Corp.	68,284	1,013,335
*	Stifel Financial Corp.	9,752	341,710
*	Sun Bancorp, Inc.	72,116	408,177
*	Superior Bancorp	25	68
#	Susquehanna Bancshares, Inc.	179,505	1,974,555
* #	Susser Holdings Corp.	23,744	310,334
	SWS Group, Inc.	33,260	487,259
#	Synovus Financial Corp.	608,100	2,408,076
	Taylor Capital Group, Inc.	46,207	295,263
*	Texas Capital Bancshares, Inc.	64,987	733,703
*	The Bancorp, Inc.	3,248	10,036
#	The Colonial BancGroup, Inc.	500,356	395,281
	The Phoenix Companies, Inc.	48,500	84,875
*	Thomas Weisel Partners Group, Inc.	101,431	313,422
#	TIB Financial Corp.	36,199	144,072
*	Tidelands Bancshares, Inc.	400	1,160
	TierOne Corp.	52,929	85,216
#	Tompkins Financial Corp.	8,600	431,290
	Transatlantic Holdings, Inc.	121,281	3,899,184
*	Trenwick Group, Ltd.	38,857	466
* #	Triad Guaranty, Inc.	2,598	1,169
#	TriCo Bancshares	20,851	419,939
#	Trustmark Corp.	124,506	2,527,472
	UCBH Holdings, Inc.	451,733	1,052,538
#	UMB Financial Corp.	51,733	2,004,136
#	Umpqua Holdings Corp.	254,299	2,492,130
	Union Bankshares Corp.	22,593	353,129
*	United America Indemnity, Ltd.	80,956	856,514
#	United Bankshares, Inc.	66,746	1,400,999
#	United Community Banks, Inc.	111,424	573,834
	United Community Financial Corp.	49,476	25,233
	United Financial Bancorp, Inc.	52,425	718,747
	United Fire & Casualty Co.	56,438	1,131,582
*	United PanAm Financial Corp.	8,250	8,828
	United Western Bancorp, Inc.	26,162	212,697
#	Unitrin, Inc.	119,714	1,527,551
*	Universal American Corp.	288,295	2,845,472
	Universal Insurance Holdings, Inc.	8,092	29,293
	Univest Corp. of Pennsylvania	20,588	471,465
	ViewPoint Financial Group	21,699	309,645

14

*	Virginia Commerce Bancorp, Inc.	56,404	235,205
*	Virtus Investment Partners, Inc.	2,425	14,696
	W. R. Berkley Corp.	143,115	3,789,685
	Washington Banking Co.	5,679	49,067
#	Washington Federal, Inc.	94,972	1,166,256
	Washington Trust Bancorp, Inc.	21,978	359,560
#	Webster Financial Corp.	227,845	952,392
	Wesbanco, Inc.	51,915	1,072,564
	Wesco Financial Corp.	2,775	836,968
	West Bancorporation	28,595	231,620
	West Coast Bancorp	59,450	176,567
* #	Western Alliance Bancorp	167,829	1,277,179
	White Mountains Insurance Group, Ltd.	11,692	2,823,618
#	Whitney Holding Corp.	252,932	3,285,587
#	Wilshire Bancorp, Inc.	21,796	149,521
#	Wintrust Financial Corp.	103,580	1,384,865
	Yadkin Valley Financial Corp.	14,467	132,952
	Zenith National Insurance Corp.	62,993	1,766,324
#	Zions Bancorporation	88,983	1,327,626
*	ZipRealty, Inc.	20,938	60,511
Total Financials			228,388,689

Health Care — (5.8%)
*	A.D.A.M., Inc.	100	323
* #	Acadia Pharmaceuticals, Inc.	14,104	14,245
*	Accelrys, Inc.	45,792	173,094
*	Achillion Pharmaceuticals, Inc.	14,700	16,758
*	Adolor Corp.	78,743	157,486
* #	Advanced Medical Optics, Inc.	21,539	473,212
*	Air Methods Corp.	5,600	109,200
*	Albany Molecular Research, Inc.	11,902	102,000
*	Allied Healthcare International, Inc.	63,248	62,616
*	Allion Healthcare, Inc.	82,827	378,519
	Allscripts-Misys Healthcare Solutions, Inc.	5,400	45,468
*	America Services Group, Inc.	2,123	24,202
*	American Dental Partners, Inc.	58,677	393,723
*	AMICAS, Inc.	66,450	106,652
*	AMN Healthcare Services, Inc.	156,265	1,062,602
* #	Amsurg Corp.	52,953	1,037,349
*	Anadys Pharmaceuticals, Inc.	1,900	9,899
#	Analogic Corp.	15,547	388,675
*	AngioDynamics, Inc.	102,911	1,399,590
*	Anika Therapeutics, Inc.	4,616	18,833
* #	Arena Pharmaceuticals, Inc.	10,497	43,458
*	Arqule, Inc.	19,048	75,240
*	Assisted Living Concepts, Inc.	105,718	419,700
*	ATS Medical, Inc.	21,401	54,145
*	BioScrip, Inc.	130,174	219,994
#	Brookdale Senior Living, Inc.	100,100	680,680
*	Caliper Life Sciences, Inc.	67,290	86,804
	Cambrex Corp.	95,847	313,420
*	Candela Corp.	3,301	1,783
*	Cantel Medical Corp.	39,227	588,013
*	Capital Senior Living Corp.	84,936	223,382
*	Cardiac Science Corp.	50,750	272,528

15

*	Celera Corp.	100,747	850,305
* #	Cerus Corp.	6,587	6,192
*	Community Health Systems, Inc.	173,948	3,242,391
*	CONMED Corp.	44,375	694,469
*	Continucare Corp.	27,050	54,100
#	Cooper Companies, Inc.	102,600	1,946,322
*	CPEX Pharmaceuticals, Inc.	2,010	13,970
*	Cross Country Healthcare, Inc.	21,202	158,803
*	Cutera, Inc.	38,153	256,007
*	Cypress Bioscience, Inc.	42,933	364,931
*	Cytokinetics, Inc.	26,659	56,517
	Datascope Corp.	20,888	1,107,795
*	Digirad Corp.	31,070	27,031
*	DUSA Pharmaceuticals, Inc.	534	603
*	Dynacq Healthcare, Inc.	2,490	9,338
*	Emergent Biosolutions, Inc.	15,215	333,665
* #	Emeritus Corp.	75,200	621,904
*	ev3, Inc.	336,050	1,818,031
* #	Evotec AG Sponsored ADR	8,064	14,515
*	Five Star Quality Care, Inc.	2,800	5,348
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	45,173	19,424
* #	Gentiva Health Services, Inc.	44,903	1,135,148
* #	Greatbatch, Inc.	55,696	1,297,717
*	Hanger Orthopedic Group, Inc.	16,467	224,775
*	Harvard Bioscience, Inc.	27,176	69,842
*	HealthSpring, Inc.	88,101	1,534,719
*	HealthStream, Inc.	13,252	26,239
*	HealthTronics, Inc.	105,258	193,675
#	Hill-Rom Holdings, Inc.	39,756	559,764
*	Hi-Tech Pharmacal Co., Inc.	36,619	196,278
*	Home Diagnostics, Inc.	39,762	277,539
*	I-Flow Corp.	20,200	83,022
*	IntegraMed America, Inc.	16,660	118,286
#	Invacare Corp.	136,923	2,609,752
* #	Inverness Medical Innovations, Inc.	108,600	2,657,442
*	Iridex Corp.	760	532
*	Kindred Healthcare, Inc.	22,800	309,396
*	King Pharmaceuticals, Inc.	452,900	3,958,346
*	Langer, Inc.	742	371
*	Lannet Co., Inc.	14,439	76,527
	LCA-Vision, Inc.	28,663	72,231
*	LeMaitre Vascular, Inc.	3,900	8,405
*	Lexicon Pharmaceuticals, Inc.	165,656	197,131
* #	Life Technologies Corp.	38,446	978,835
* #	LifePoint Hospitals, Inc.	93,469	2,106,791
* #	Magellan Health Services, Inc.	36,068	1,306,383
* #	Mannkind Corp.	9,135	32,429
	Martek Biosciences Corp.	55,911	1,478,846
*	Matrixx Initiatives, Inc.	4,923	85,119
*	Maxygen, Inc.	62,533	535,282
*	MedCath Corp.	93,405	587,517
*	Medical Staffing Network Holdings, Inc.	13,798	2,898
*	MediciNova, Inc.	602	1,358
	Medicis Pharmaceutical Corp. Class A	9,508	132,446
*	MEDTOX Scientific, Inc.	5,264	33,374

16

	Merge Healthcare, Inc.	16,120	25,631
* #	Molina Healthcare, Inc.	43,538	763,657
*	Nabi Biopharmaceuticals	46,778	193,193
	National Healthcare Corp.	14,705	669,078
* #	Neogen Corp.	1,266	33,131
*	Neurocrine Biosciences, Inc.	23,539	78,149
*	Nighthawk Radiology Holdings, Inc.	57,619	245,457
*	Novacea, Inc.	20,616	18,554
* #	NovaMed, Inc.	41,145	121,789
*	Novavax, Inc.	24,950	39,671
*	Nutraceutical International Corp.	47,598	416,007
* #	NxStage Medical, Inc.	43,277	148,440
*	Odyssey Healthcare, Inc.	55,144	547,028
	Omnicare, Inc.	194,137	5,428,071
*	Osteotech, Inc.	62,811	190,945
*	Par Pharmaceutical Cos., Inc.	123,330	1,518,192
*	PDI, Inc.	10,330	47,725
	PerkinElmer, Inc.	62,800	792,536
* #	Pharmanet Development Group, Inc.	32,661	42,786
*	PharMerica Corp.	7,496	123,234
*	Prospect Medical Holdings, Inc.	6,100	15,555
*	Providence Service Corp.	14,927	32,093
*	Regeneration Technologies, Inc.	157,038	384,743
*	RehabCare Group, Inc.	44,230	617,009
*	Res-Care, Inc.	86,182	1,167,766
*	Rochester Medical Corp.	4,206	48,621
* #	Salix Pharmaceuticals, Ltd.	117,201	937,608
*	SciClone Pharmaceuticals, Inc.	4,011	3,329
*	Sirona Dental Systems, Inc.	94,625	1,136,446
*	Skilled Healthcare Group, Inc.	4,300	35,819
*	Sonic Innovations, Inc.	4,334	3,901
*	SRI/Surgical Express, Inc.	1,900	2,660
#	Steris Corp.	54,048	1,437,677
* #	Sunrise Senior Living, Inc.	22,369	26,843
*	Symmetry Medical, Inc.	52,721	361,139
*	Synovis Life Technologies, Inc.	2,977	48,495
*	Theragenics Corp.	28,260	36,455
* #	Thoratec Corp.	38,294	1,109,377
	Trimeris, Inc.	15,612	15,924
* #	Triple-S Management Corp.	18,800	270,532
*	Vical, Inc.	64,906	125,269
*	ViroPharma, Inc.	116,307	1,395,684
*	Vital Images, Inc.	47,974	542,586
*	Watson Pharmaceuticals, Inc.	83,600	2,280,608
	Young Innovations, Inc.	13,406	206,989
*	Zoll Medical Corp.	1,385	22,174
Total Health Care			67,152,245

Industrials — (12.2%)
#	A.O. Smith Corp.	39,610	1,088,483
* #	AAR Corp.	81,810	1,484,033
	ABM Industries, Inc.	59,250	879,863
*	ACCO Brands Corp.	33,600	64,512
* #	AGCO Corp.	500	10,640
	Aircastle, Ltd.	237,580	969,326

17

*	AirTran Holdings, Inc.	405,662	1,663,214
	Alamo Group, Inc.	12,655	158,820
*	Alaska Air Group, Inc.	90,980	2,398,233
	Albany International Corp. Class A	45,052	450,971
	Alexander & Baldwin, Inc.	76,899	1,694,854
* #	Allied Defense Group, Inc.	15,034	103,584
* #	Altra Holdings, Inc.	17,328	121,816
* #	Amerco, Inc.	77,635	2,387,276
#	American Railcar Industries, Inc.	67,078	562,784
	American Woodmark Corp.	13,578	204,349
	Ameron International Corp.	15,328	764,101
	Ampco-Pittsburgh Corp.	10,700	197,843
* #	AMREP Corp.	5,136	142,524
	Apogee Enterprises, Inc.	26,400	270,600
#	Applied Industrial Technologies, Inc.	202,120	3,191,475
	Applied Signal Technologies, Inc.	17,892	313,826
*	Argon ST, Inc.	35,520	679,853
#	Arkansas Best Corp.	47,928	1,121,036
*	Arotech Corp.	3,475	1,494
* #	Astec Industries, Inc.	19,937	489,852
*	Avis Budget Group, Inc.	46,672	32,204
* #	Axsys Technologies, Inc.	883	37,704
#	Baldor Electric Co.	101,712	1,424,985
*	Baldwin Technology Co., Inc. Class A	35,743	41,104
#	Barnes Group, Inc.	94,788	1,071,104
	Barrett Business Services, Inc.	21,827	214,778
*	Beacon Roofing Supply, Inc.	41,617	529,784
#	Belden, Inc.	100,166	1,308,168
*	BlueLinx Holdings, Inc.	103,168	245,540
	Bowne & Co., Inc.	50,622	141,742
#	Brady Co. Class A	63,400	1,326,328
#	Briggs & Stratton Corp.	164,607	2,434,538
*	BTU International, Inc.	15,023	59,792
*	Builders FirstSource, Inc.	89,374	109,930
#	C&D Technologies, Inc.	59,646	177,745
	Cascade Corp.	8,240	188,614
*	Casella Waste Systems, Inc. Class A	61,297	169,180
* #	CBIZ, Inc.	55,608	452,093
	CDI Corp.	39,425	422,636
*	Celadon Group, Inc.	104,224	815,032
*	Ceradyne, Inc.	53,749	1,226,552
	CIRCOR International, Inc.	71,716	1,595,681
* #	Coleman Cable, Inc.	9,004	31,514
*	Columbus McKinnon Corp.	50,241	639,066
#	Comfort Systems USA, Inc.	60,640	620,347
*	Commercial Vehicle Group, Inc.	63,873	63,873
*	Competitive Technologies, Inc.	1,700	1,955
*	COMSYS IT Partners, Inc.	6,441	12,882
*	Consolidated Graphics, Inc.	3,034	48,878
* #	Continental Airlines, Inc.	155,900	2,099,973
*	Cornell Companies, Inc.	18,233	278,236
*	Covenant Transport Group Class A	4,900	8,918
*	CPI Aerostructures, Inc.	5,800	29,000
*	CRA International, Inc.	18,560	389,946
* #	Crocs, Inc.	74,500	89,400

18

	Cubic Corp.	31,679	860,402
#	Curtiss-Wright Corp.	22,800	736,440
* #	Dollar Thrifty Automotive Group, Inc.	12,700	14,732
	Ducommun, Inc.	46,142	873,929
#	Eagle Bulk Shipping, Inc.	15,983	85,349
	Electro Rent Corp.	68,498	726,079
* #	EMCOR Group, Inc.	74,733	1,538,752
#	Encore Wire Corp.	66,507	1,098,031
*	EnerSys	93,643	853,088
	Ennis, Inc.	112,595	1,259,938
* #	EnPro Industries, Inc.	88,486	1,619,294
*	Esterline Technologies Corp.	60,921	2,198,639
*	Exponent, Inc.	5,300	129,956
*	ExpressJet Holdings, Inc.	3,840	6,067
	Federal Signal Corp.	165,547	1,117,442
*	First Advantage Corp.	4,100	52,234
* #	Flanders Corp.	42,806	174,648
	Freightcar America, Inc.	8,470	162,201
	G & K Services, Inc. Class A	26,556	489,958
*	Gardner Denver Machinery, Inc.	39,938	869,450
#	GATX Corp.	88,350	2,129,235
*	Gencor Industries, Inc.	4,392	34,785
* #	Genesee & Wyoming, Inc.	35,800	972,686
*	GP Strategies Corp.	49,347	192,947
#	Granite Construction, Inc.	35,200	1,239,744
	Great Lakes Dredge & Dock Corp.	208,910	697,759
	Greenbrier Companies, Inc.	44,959	249,522
*	Griffon Corp.	129,723	1,290,744
	Hardinge, Inc.	36,596	159,193
	HEICO Corp.	7,500	296,475
	HEICO Corp. Class A	8,081	235,076
#	Heidrick & Struggles International, Inc.	11,650	177,080
*	Henry Bros. Electronics, Inc.	2,367	13,433
*	Herley Industries, Inc.	6,985	77,813
* #	Hertz Global Holdings, Inc.	260,735	1,319,319
	HNI Corp.	5,300	70,013
* #	Hoku Scientific, Inc.	12,755	32,525
*	HQ Sustainable Maritime Industries, Inc.	5,820	41,613
*	Hudson Highland Group, Inc.	90,658	223,019
* #	Hurco Companies, Inc.	18,451	261,635
* #	ICF International, Inc.	200	4,746
*	ICT Group, Inc.	39,876	154,719
	Innovative Solutions & Support, Inc.	15,799	49,135
* #	Insituform Technologies, Inc. Class A	82,846	1,554,191
	Insteel Industries, Inc.	14,123	108,747
* #	Integrated Electrical Services, Inc.	1,673	13,836
*	Interline Brands, Inc.	141,927	1,135,416
*	Intersections, Inc.	21,630	80,464
* #	JetBlue Airways Corp.	427,270	2,405,530
*	Kadant, Inc.	24,300	243,972
#	Kaman Corp. Class A	29,667	566,343
* #	Kansas City Southern	58,100	1,055,096
#	Kelly Services, Inc. Class A	138,463	1,254,475
*	Kenexa Corp.	64,339	436,862
#	Kennametal, Inc.	141,603	2,271,312

19

*	Key Technology, Inc.	1,000	13,260
*	Kforce, Inc.	161,830	1,011,438
	L.S. Starrett Co. Class A	2,000	30,080
*	Ladish Co., Inc.	12,086	137,418
* #	Layne Christensen Co.	42,650	673,017
*	LECG Corp.	91,366	298,767
*	Limco-Piedmont, Inc.	350	1,078
*	LMI Aerospace, Inc.	30,484	344,164
	LSI Industries, Inc.	82,738	376,458
*	Lydall, Inc.	19,946	73,601
*	M&F Worldwide Corp.	36,216	383,890
*	Mac-Gray Corp.	14,448	93,551
*	Magnetek, Inc.	8,341	16,682
*	Marten Transport, Ltd.	45,796	808,757
	Masco Corp.	609,845	4,768,988
#	McGrath Rentcorp	18,494	387,819
*	Medialink Worldwide, Inc.	3,000	270
* #	Mesa Air Group, Inc.	13,444	2,017
#	Met-Pro Corp.	25,037	274,406
*	MFRI, Inc.	15,585	76,678
*	Miller Industries, Inc.	26,159	143,351
*	Misonix, Inc.	3,187	3,442
* #	Mobile Mini, Inc.	143,546	1,814,421
* #	Moog, Inc. Class A	34,459	1,032,392
	Mueller Industries, Inc.	67,385	1,355,786
	Mueller Water Products, Inc.	483,894	3,275,962
	NACCO Industries, Inc. Class A	29,017	928,254
	National Technical Systems, Inc.	10,943	43,772
* #	Navigant Consulting, Inc.	36,494	522,959
* #	NCI Building Systems, Inc.	66,995	776,472
*	North America Galvanizing & Coatings, Inc.	31,718	118,625
*	Old Dominion Freight Line, Inc.	33,975	852,093
*	On Assignment, Inc.	148,991	689,828
#	Oshkosh Truck Corp. Class B	16,300	117,686
* #	Owens Corning, Inc.	127,500	1,700,850
*	P.A.M. Transportation Services, Inc.	17,680	88,400
*	Paragon Technologies, Inc.	836	2,031
*	Park-Ohio Holdings Corp.	28,983	106,657
	Pentair, Inc.	47,100	1,077,177
*	Perini Corp.	11,600	241,860
*	PGT, Inc.	79,608	79,449
*	Pinnacle Airlines Corp.	27,670	55,340
*	Plug Power, Inc.	75,625	68,063
	Portec Rail Products, Inc.	18,320	133,370
*	Powell Industries, Inc.	8,068	192,664
*	Power-One, Inc.	24,650	25,143
	Quanex Building Products Corp.	33,489	284,322
	Quixote Corp.	6,088	25,630
	R. R. Donnelley & Sons Co.	26,300	256,688
*	RCM Technologies, Inc.	9,315	11,225
#	Regal-Beloit Corp.	59,644	2,025,510
*	Republic Airways Holdings, Inc.	20,900	171,171
*	Rush Enterprises, Inc. Class A	86,239	784,775
*	Rush Enterprises, Inc. Class B	1,650	14,570
	Ryder System, Inc.	101,652	3,433,805

20

*	Saia, Inc.	5,410	57,833
	Schawk, Inc.	49,001	398,868
* #	School Specialty, Inc.	24,981	412,187
*	SIFCO Industries, Inc.	3,698	22,632
#	Simpson Manufacturing Co., Inc.	56,500	1,133,955
	SkyWest, Inc.	229,872	3,597,497
*	SL Industries, Inc.	5,500	33,000
*	Sparton Corp.	6,498	12,151
*	Spherion Corp.	28,700	41,041
#	Standard Register Co.	34,546	251,149
	Standex International Corp.	33,377	512,337
	Steelcase, Inc. Class A	130,459	563,583
*	Sterling Construction Co., Inc.	10,541	188,895
	Sypris Solutions, Inc.	15,912	20,208
#	TAL International Group, Inc.	96,989	1,016,445
	Technology Research Corp.	4,545	8,408
	Tecumseh Products Co. Class A	6,200	50,840
*	Tecumseh Products Co. Class B	2,200	18,040
#	Tennant Co.	1,209	16,370
	The Brink’s Co.	113,434	2,998,061
*	Thomas & Betts Corp.	104,388	2,232,859
	Timken Co.	133,612	1,989,483
#	Titan International, Inc.	25,900	200,984
*	TRC Companies, Inc.	17,900	52,089
	Tredegar Industries, Inc.	20,400	336,600
*	Trex Co., Inc.	10,230	151,302
#	Trinity Industries, Inc.	128,894	1,483,570
	Triumph Group, Inc.	72,319	3,274,604
*	TrueBlue, Inc.	40,360	343,060
	Twin Disc, Inc.	15,192	99,811
*	U.S. Home Systems, Inc.	4,714	7,590
* #	United Rentals, Inc.	115,935	646,917
*	United Stationers, Inc.	27,559	771,928
#	Universal Forest Products, Inc.	48,594	1,020,474
*	Universal Security Instruments, Inc.	100	387
*	URS Corp.	69,600	2,369,880
*	US Airways Group, Inc.	2,400	13,608
*	USA Truck, Inc.	45,460	655,533
*	Versar, Inc.	8,696	31,740
	Viad Corp.	48,989	1,089,025
*	Volt Information Sciences, Inc.	48,739	259,779
	Wabash National Corp.	146,011	411,751
#	Watts Water Technologies, Inc.	73,514	1,637,892
*	WCA Waste Corp.	26,251	55,915
	Werner Enterprises, Inc.	119,942	1,799,130
*	Westaff, Inc.	9,981	10,181
* #	YRC Worldwide, Inc.	127,623	367,554
Total Industrials			140,563,901

Information Technology — (14.8%)
*	3Com Corp.	1,429,966	3,331,821
*	Acacia Research	2,100	6,636
* #	Access Integrated Technologies, Inc.	1,529	1,017
*	Actel Corp.	55,901	504,227
*	ActivIdentity Corp.	58,323	130,060

21

*	Actuate Corp.	46,000	163,760
#	Acxiom Corp.	142,632	1,356,430
*	Adaptec, Inc.	159,620	445,340
* #	ADC Telecommunications, Inc.	56,663	287,281
*	Advanced Analogic Technologies, Inc.	28,259	85,060
* #	Advanced Energy Industries, Inc.	113,845	1,022,328
* #	Advanced Micro Devices, Inc.	336,600	737,154
*	Aehr Test Systems	3,806	5,557
*	Aetrium, Inc.	10,867	16,735
	Agilysys, Inc.	24,993	89,225
*	Airspan Networks, Inc.	27,261	4,362
	American Software, Inc. Class A	38,542	159,949
*	Amtech Systems, Inc.	34,752	140,398
* #	Anadigics, Inc.	8,817	17,899
*	Anaren, Inc.	8,900	105,198
* #	Anixter International, Inc.	88,551	2,389,106
*	Applied Micro Circuits Corp.	51,913	207,652
*	Ariba, Inc.	69,260	529,146
* #	Arris Group, Inc.	286,280	2,038,314
*	Arrow Electronics, Inc.	221,001	4,214,489
	Astro-Med, Inc.	500	3,495
*	Autobytel, Inc.	19,429	6,994
*	Avid Technology, Inc.	157,142	1,572,991
*	Avnet, Inc.	277,286	5,495,809
*	Avocent Corp.	89,525	1,284,684
	AVX Corp.	309,981	2,827,027
*	Aware, Inc.	39,947	89,481
*	Axcelis Technologies, Inc.	94,824	27,025
*	AXT, Inc.	50,751	70,544
	Bel Fuse, Inc. Class B	21,972	334,853
*	Benchmark Electronics, Inc.	298,403	3,503,251
	Black Box Corp.	70,836	1,546,350
*	Bookham, Inc.	86,060	31,842
* #	Borland Software Corp.	37,500	23,250
*	Bottomline Technologies, Inc.	36,340	242,751
*	Brightpoint, Inc.	329,157	1,540,455
*	Brocade Communications Systems, Inc.	975	3,715
*	Brooks Automation, Inc.	77,640	354,815
*	BSQUARE Corp.	5,207	12,965
*	Cabot Microelectronics Corp.	26,829	610,628
* #	CACI International, Inc. Class A	34,741	1,568,556
*	CalAmp Corp.	33,748	32,736
*	California Micro Devices Corp.	86,284	184,648
*	CallWave, Inc.	34,573	25,584
*	Cascade Microtech, Inc.	11,648	35,992
*	Catapult Communications Corp.	22,221	153,325
*	CEVA, Inc.	33,915	231,639
*	Checkpoint Systems, Inc.	159,906	1,431,159
*	Chordiant Software, Inc.	15,384	36,152
*	Ciber, Inc.	29,100	126,876
*	Cirrus Logic, Inc.	158,165	446,025
#	Cognex Corp.	48,476	633,097
* #	Coherent, Inc.	76,938	1,391,808
	Cohu, Inc.	81,184	810,216
* #	CommScope, Inc.	7,595	109,520

22

	Communications Systems, Inc.	31,531	233,329
* #	Comverge, Inc.	9,673	44,399
*	Concurrent Computer Corp.	33,131	131,199
*	Convergys Corp.	182,769	1,376,251
*	CPI International, Inc.	72,481	555,929
*	Cray, Inc.	69,187	132,839
	CTS Corp.	17,100	87,894
*	CyberOptics Corp.	13,297	74,596
* #	CyberSource Corp.	44,685	533,092
*	Cypress Semiconductor Corp.	581,763	2,623,751
*	Datalink Corp.	5,309	18,316
	Dataram Corp.	5,044	6,355
*	DDi Corp.	61,562	208,080
*	DealerTrack Holdings, Inc.	81,196	924,822
*	Digi International, Inc.	116,529	885,620
*	Digimarc Corp.	10,698	102,059
*	Ditech Networks, Inc.	15,551	14,929
*	DivX, Inc.	9,400	47,282
*	Dot Hill Systems Corp.	18,100	8,960
*	DSP Group, Inc.	119,677	779,097
*	Dycom Industries, Inc.	175,657	1,196,224
*	Dynamics Research Corp.	36,529	254,607
* #	EarthLink, Inc.	1,588	11,958
*	EDCI Holdings, Inc.	979	3,926
*	Edgewater Technology, Inc.	14,258	39,922
*	EFJohnson Technologies, Inc.	234	288
*	Electro Scientific Industries, Inc.	14,500	91,640
*	Electronics for Imaging, Inc.	222,811	1,980,790
* #	EMCORE Corp.	62,385	82,348
*	EMS Technologies, Inc.	12,183	292,392
*	Endwave Corp.	16,023	32,046
*	Entegris, Inc.	125,757	174,802
*	Entorian Technologies, Inc.	13,191	3,099
* #	EPIQ Systems, Inc.	88,739	1,572,455
*	ePlus, Inc.	6,714	71,202
* #	Euronet Worldwide, Inc.	170,179	1,710,299
*	Exar Corp.	77,466	524,445
*	Extreme Networks, Inc.	198,560	351,451
#	Fair Isaac Corp.	2,200	27,940
*	Fairchild Semiconductor Corp. Class A	173,927	791,368
	Fidelity National Information Services, Inc.	269,900	4,294,109
* #	FormFactor, Inc.	119,215	1,854,985
*	FortuNet, Inc.	10,899	16,893
	Frequency Electronics, Inc.	11,786	37,126
*	FSI International, Inc.	1,900	732
*	Gerber Scientific, Inc.	77,296	242,709
	Gevity HR, Inc.	31,500	63,315
*	Globecomm Systems, Inc.	85,969	441,021
*	GSI Technology, Inc.	30,439	78,533
*	GTSI Corp.	13,094	70,642
*	Hackett Group, Inc.	42,104	118,312
* #	Harris Stratex Networks, Inc. Class A	84,487	582,960
*	hi/fn, inc.	27,043	85,050
*	Hutchinson Technology, Inc.	33,100	104,927
*	Hypercom Corp.	99,853	151,777

23

*	I.D. Systems, Inc.	47,374	181,442
*	IAC/InterActiveCorp	188,321	2,768,319
*	iBasis, Inc.	75,833	69,766
*	Ikanos Communications, Inc.	48,139	62,099
#	Imation Corp.	163,180	1,589,373
*	Immersion Corp.	51,128	265,354
*	InFocus Corp.	2,333	1,773
	infoGROUP, Inc.	86,141	317,860
	InfoSpace, Inc.	94,129	753,973
*	Ingram Micro, Inc.	308,883	3,789,994
*	Insight Enterprises, Inc.	106,222	550,230
*	Integrated Device Technology, Inc.	576,649	3,309,965
*	Integrated Silicon Solution, Inc.	70,681	120,158
*	Intelli-Check, Inc.	200	240
*	Intelligent Systems Corp.	1,500	1,500
*	Internap Network Services Corp.	141,054	379,435
* #	International Rectifier Corp.	235,282	3,204,541
*	Internet Brands, Inc.	6,400	31,808
*	Internet Capital Group, Inc.	25,149	108,392
*	Interphase Corp.	3,066	4,798
#	Intersil Corp.	195,303	1,818,271
*	Interwoven, Inc.	71,211	1,122,997
*	Intest Corp.	500	133
*	Intevac, Inc.	63,871	279,755
*	IntriCon Corp.	3,567	13,376
*	iPass, Inc.	95,681	121,515
*	Ixia	114,375	608,475
	IXYS Corp.	50,722	347,446
#	Jabil Circuit, Inc.	387,509	2,255,302
*	JDA Software Group, Inc.	87,622	981,366
*	JDS Uniphase Corp.	238,888	867,163
*	Jupitermedia Corp.	12,060	6,151
	Keithley Instruments, Inc.	38,527	133,689
* #	Kemet Corp.	22,529	4,731
*	Key Tronic Corp.	13,154	15,390
*	Keynote Systems, Inc.	15,371	134,496
*	Kopin Corp.	147,130	232,465
*	Kratos Defense & Security Solutions, Inc.	78,964	93,178
*	KVH Industries, Inc.	35,361	203,326
* #	L-1 Identity Solutions, Inc.	213,724	1,549,499
*	Lattice Semiconductor Corp.	201,876	310,889
*	Lawson Software, Inc.	301,887	1,273,963
*	Leadis Technolgies, Inc.	11,900	4,522
*	LeCroy Corp.	15,528	35,714
*	Lionbridge Technologies, Inc.	72,746	130,943
* #	Littlefuse, Inc.	25,900	396,270
*	LoJack Corp.	19,573	74,377
*	LookSmart, Ltd.	39,525	54,149
*	Loral Space & Communications, Inc.	33,594	443,777
*	LTX-Credence Corp.	164,480	47,699
* #	Macrovision Solutions Corp.	191,165	2,506,173
*	Management Network Group, Inc.	39,902	16,360
	Marchex, Inc. Class B	56,777	284,453
* #	Mastec, Inc.	40,680	432,428
*	Mattson Technology, Inc.	163,544	160,273

24

#	Maximus, Inc.	15,691	583,078
*	Measurement Specialties, Inc.	26,411	134,168
	MedQuist, Inc.	5,372	10,690
* #	Mentor Graphics Corp.	172,615	804,386
*	Mercury Computer Systems, Inc.	77,682	463,762
*	Merix Corp.	5,305	1,910
	Methode Electronics, Inc.	168,572	778,803
* #	Micron Technology, Inc.	533,700	1,985,364
*	Microtune, Inc.	29,053	49,681
*	MIPS Technologies, Inc.	120,336	202,164
*	MKS Instruments, Inc.	84,500	1,187,225
*	ModusLink Global Solutions, Inc.	110,677	257,877
	Molex, Inc. Class A	44,229	540,478
*	MoSys, Inc.	23,659	49,211
*	MPS Group, Inc.	70,300	425,315
*	MRV Communications, Inc.	1,169	596
*	MSC.Software Corp.	142,916	831,771
*	Multi-Fineline Electronix, Inc.	86,854	1,609,405
*	Nanometrics, Inc.	21,118	27,876
*	Napco Security Technologies, Inc.	17,262	19,506
*	NETGEAR, Inc.	83,649	930,177
*	Network Engines, Inc.	5,600	2,800
*	Network Equipment Technologies, Inc.	5,574	17,447
*	Newport Corp.	20,088	107,471
*	Novatel Wireless, Inc.	22,000	121,880
*	Novell, Inc.	33,850	125,245
* #	Novellus Systems, Inc.	191,837	2,645,432
*	Nu Horizons Electronics Corp.	16,800	26,376
* #	OmniVision Technologies, Inc.	119,870	801,930
* #	ON Semiconductor Corp.	11,254	46,929
	Openwave Systems, Inc.	11,400	8,322
*	Oplink Communications, Inc.	87,751	620,400
*	OPNET Technologies, Inc.	15,866	130,101
*	OpNext, Inc.	172,522	410,602
*	Optelecom-NKF, Inc.	7,460	34,540
*	Optical Cable Corp.	17,463	49,595
*	Orbcomm, Inc.	118,694	194,658
*	OSI Systems, Inc.	77,968	1,140,672
* #	Palm, Inc.	85,987	659,520
*	PAR Technology Corp.	31,392	142,206
	Park Electrochemical Corp.	14,550	255,353
*	PC Connection, Inc.	35,119	171,732
	PC-Tel, Inc.	34,660	223,904
*	PDF Solutions, Inc.	86,799	129,331
#	Pegasystems, Inc.	37,329	506,555
*	Perceptron, Inc.	11,528	39,195
*	Perficient, Inc.	65,203	254,944
*	Performance Technologies, Inc.	41,762	131,968
*	Pericom Semiconductor Corp.	41,396	255,413
*	Perot Systems Corp.	145,482	1,889,811
*	Pervasive Software, Inc.	22,726	82,268
*	Photronics, Inc.	17,469	27,776
*	Physicians Formula Holdings, Inc.	31,016	89,946
#	Plantronics, Inc.	59,600	604,940
*	PLATO Learning, Inc.	34,531	47,998

25

* #	Plexus Corp.	44,670	645,928
*	PLX Technology, Inc.	75,659	124,837
*	Powerwave Technologies, Inc.	238,507	107,328
*	Presstek, Inc.	35,258	76,157
* ●	Price Communications Liquidation Trust	21,600	2,950
	Qualstar Corp.	10,500	21,735
*	Quantum Corp.	67,106	34,224
*	Quest Software, Inc.	55,100	687,097
*	RadiSys Corp.	97,306	460,257
*	RealNetworks, Inc.	574,161	1,619,134
	REMEC, Inc.	3,255	2,002
* #	RF Micro Devices, Inc.	593,878	641,388
	Richardson Electronics, Ltd.	58,276	217,369
*	Rofin-Sinar Technologies, Inc.	18,419	311,097
*	Rudolph Technologies, Inc.	46,989	132,039
*	S1 Corp.	94,177	628,161
*	Safeguard Scientifics, Inc.	53,446	32,068
*	Salary.com, Inc.	1,300	2,301
* #	Sandisk Corp.	81,619	932,905
*	Sanmina-SCI Corp.	448,704	148,072
* #	ScanSource, Inc.	27,200	509,184
*	SCM Microsystems, Inc.	6,666	16,732
*	SeaChange International, Inc.	75,124	444,734
*	Semitool, Inc.	74,544	206,487
*	Semtech Corp.	50,419	592,423
*	Sigma Designs, Inc.	120,256	1,229,016
*	Silicon Image, Inc.	68,179	250,217
*	Silicon Storage Technology, Inc.	100,468	205,959
* #	Skyworks Solutions, Inc.	333,625	1,441,260
*	Smart Modular Technologies (WWH), Inc.	41,887	48,170
*	Smith Micro Software, Inc.	45,736	242,401
*	Soapstone Networks, Inc.	47,819	118,113
* #	Sonic Solutions, Inc.	3,494	4,577
*	SonicWALL, Inc.	225,583	794,052
*	Spansion, Inc.	204,579	13,707
*	Spectrum Control, Inc.	38,645	279,790
*	SRS Labs, Inc.	7,834	40,188
*	Standard Microsystems Corp.	95,473	1,322,301
	StarTek, Inc.	34,278	159,050
* #	STEC, Inc.	74,335	333,021
*	SumTotal Systems, Inc.	136,790	344,711
*	SupportSoft, Inc.	170,205	321,687
*	Sycamore Networks, Inc.	1,172,970	2,756,480
*	Sykes Enterprises, Inc.	69,856	1,167,294
*	Symmetricom, Inc.	77,803	288,649
*	SYNNEX Corp.	72,738	1,116,528
	Take-Two Interactive Software, Inc.	66,614	467,630
*	Tech Data Corp.	220,978	4,001,912
	Technitrol, Inc.	29,207	64,255
*	TechTeam Global, Inc.	20,053	100,265
* #	Tekelec	88,513	1,099,331
*	Tellabs, Inc.	699,964	2,890,851
*	Telular Corp.	18,880	29,830
*	Teradyne, Inc.	121,900	586,339
*	Tessco Technologies, Inc.	20,225	147,845

26

*	The Knot, Inc.	25,558	175,839
	TheStreet.com, Inc.	89,554	244,482
* #	TIBCO Software, Inc.	336,065	1,797,948
*	Tollgrade Communications, Inc.	56,777	327,036
*	Track Data Corp.	4,385	4,078
*	Transact Technologies, Inc.	6,244	24,476
*	Trident Microsystems, Inc.	97,598	165,917
*	Triquint Semiconductor, Inc.	239,370	483,527
*	TTM Technologies, Inc.	126,964	765,593
*	Ultra Clean Holdings, Inc.	35,427	39,678
*	Ultratech, Inc.	34,954	391,485
*	Unica Corp.	9,789	47,966
	United Online, Inc.	353,131	2,161,162
*	UTStarcom, Inc.	387,983	570,335
*	Veeco Instruments, Inc.	50,550	244,157
* #	VeriFone Holdings, Inc.	22,400	103,712
*	Vicon Industries, Inc.	18,863	108,274
*	Video Display Corp.	3,412	13,784
*	Vignette Corp.	14,730	102,668
*	Virage Logic Corp.	84,734	260,981
*	Vishay Intertechnology, Inc.	247,427	732,384
	Wayside Technology Group, Inc.	2,840	20,448
*	Web.com Group, Inc.	64,311	192,933
*	Westell Technologies, Inc.	24,200	7,744
*	Wireless Ronin Technologies, Inc.	27,500	32,175
*	Wireless Telecom Group, Inc.	12,895	4,642
*	WPCS International, Inc.	11,981	23,962
*	ZiLOG, Inc.	8,724	21,112
*	Zoran Corp.	237,067	1,408,178
*	Zygo Corp.	43,307	247,716
Total Information Technology			169,483,361

Materials — (4.2%)
	A. Schulman, Inc.	20,955	317,468
	A.M. Castle & Co.	50,381	426,223
*	American Pacific Corp.	14,338	112,267
#	Arch Chemicals, Inc.	28,469	637,990
	Ashland, Inc.	78,930	633,019
* #	Basin Water, Inc.	17,147	15,432
	Bemis Co., Inc.	79,698	1,798,784
*	Brush Engineered Materials, Inc.	61,123	767,705
*	Buckeye Technologies, Inc.	128,797	376,087
*	Bway Holding Co.	25,700	217,422
#	Cabot Corp.	204,579	2,733,175
*	Caraustar Industries, Inc.	42,019	8,824
	Chemtura Corp.	264,138	198,104
* #	Coeur d’Alene Mines Corp.	154,424	109,641
*	Core Molding Technologies, Inc.	4,804	10,040
	Cytec Industries, Inc.	55,090	1,126,040
#	Empire Resources, Inc.	12,711	11,440
	Ferro Corp.	50,208	198,824
	Friedman Industries, Inc.	6,647	37,223
	Georgia Gulf Corp.	93,200	87,608
#	Gibraltar Industries, Inc.	134,957	1,380,610
*	Graphic Packaging Holding Co.	270,295	235,157

27

*	H&E Equipment Services, Inc.	72,165	481,341
#	H.B. Fuller Co.	95,744	1,337,544
* #	Headwaters, Inc.	184,400	835,332
*	ICO, Inc.	58,087	153,931
#	Kaiser Aluminum Corp.	48,200	1,197,288
#	Kronos Worldwide, Inc.	7,100	101,175
	Louisiana-Pacific Corp.	185,338	385,503
	Lubrizol Corp.	67,185	2,292,352
*	Material Sciences Corp.	10,322	14,451
*	Maxxam, Inc.	2,600	23,790
	MeadWestavco Corp.	313,877	3,653,528
	Minerals Technologies, Inc.	22,126	836,584
* #	Mines Management, Inc.	7,631	11,294
*	Mod-Pac Corp.	823	1,066
	Myers Industries, Inc.	160,884	1,008,743
	Neenah Paper, Inc.	31,682	213,220
	NL Industries, Inc.	87,719	1,014,032
	NN, Inc.	2,900	4,930
*	Northern Technologies International Corp.	3,000	23,220
* #	Northwest Pipe Co.	24,048	847,932
	Olympic Steel, Inc.	24,601	390,418
*	OM Group, Inc.	116,456	2,256,917
	P.H. Glatfelter Co.	175,489	1,528,509
	Penford Corp.	49,140	425,552
*	PolyOne Corp.	131,861	270,315
	Quaker Chemical Corp.	7,900	90,139
	Reliance Steel & Aluminum Co.	84,800	1,876,624
	Rock-Tenn Co. Class A	64,111	1,998,340
*	Rockwood Holdings, Inc.	92,201	692,430
*	Rosetta Resources, Inc.	117,807	715,088
*	RTI International Metals, Inc.	1,200	15,972
	Schweitzer-Maudoit International, Inc.	64,200	1,373,880
	Sensient Technologies Corp.	81,385	1,749,778
	Spartech Corp.	130,182	412,677
#	Stepan Co.	12,235	448,902
*	Stillwater Mining Co.	24,794	102,895
*	Symyx Technologies, Inc.	3,891	18,677
	Synalloy Corp.	1,000	5,480
#	Temple-Inland, Inc.	144,413	818,822
	Texas Industries, Inc.	3,315	75,284
*	U.S. Concrete, Inc.	46,095	128,144
* #	U.S. Gold Corp.	52,563	104,075
*	United States Lime & Minerals, Inc.	2,799	58,919
*	Universal Stainless & Alloy Products, Inc.	5,320	77,140
#	Valspar Corp.	123,568	2,143,905
#	Wausau Paper Corp.	61,133	581,375
#	Westlake Chemical Corp.	142,461	1,947,442
#	Worthington Industries, Inc.	227,031	2,283,932
Total Materials			48,467,970

Telecommunication Services — (1.0%)
	Arbinet-thexchange, Inc.	45,042	75,671
#	CenturyTel, Inc.	184,065	4,995,524
#	Consolidated Communications Holdings, Inc.	27,117	305,337
	D&E Communications, Inc.	25,062	175,183

28

	FairPoint Communications, Inc.	67,700	184,821
*	General Communications, Inc. Class A	91,850	603,455
	Hickory Tech Corp.	3,988	23,569
	IDT Corp.	8,167	2,981
	IDT Corp. Class B	32,759	11,466
* #	NextWave Wireless, Inc.	65,116	13,674
*	Occam Networks, Inc.	37,136	98,039
*	PAETEC Holding Corp.	9,477	12,794
#	Shenandoah Telecommunications Co.	2,100	51,198
	SureWest Communications	72,206	737,223
	Telephone & Data Systems, Inc.	30,274	923,660
	Telephone & Data Systems, Inc. Special Shares	20,844	564,872
*	United States Cellular Corp.	62,240	2,610,968
*	Xeta Corp.	9,261	17,225
Total Telecommunication Services			11,407,660

Utilities — (0.0%)
#	Connecticut Water Services, Inc.	400	9,256
	Middlesex Water Co.	22,032	364,630
* #	Mirant Corp.	300	5,151
Total Utilities			379,037

TOTAL COMMON STOCKS			885,196,045

RIGHTS/WARRANTS — (0.0%)
*	Federal-Mogul Corp. Warrants 12/27/14	7,455	3,392

TEMPORARY CASH INVESTMENTS — (0.2%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	2,339,814	2,339,814

SECURITIES LENDING COLLATERAL — (22.8%)
§ @	DFA Short Term Investment Fund LP	259,357,216	259,357,216

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $2,814,602 FHLMC 5.500%, 07/01/37, valued at $2,519,996) to be repurchased at $2,446,656	$2,447	2,446,597

TOTAL SECURITIES LENDING COLLATERAL			261,803,813

TOTAL INVESTMENTS - (100.0%)
(Cost $1,676,572,169)##			$1,149,343,064

29

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

U.S. SMALL CAP VALUE PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Small Cap Value Series of
The DFA Investment Trust Company	433,290,903	$4,228,919,213
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $7,664,299,190)##		$4,228,919,213

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (77.6%)
Consumer Discretionary — (8.6%)
* #	1-800-FLOWERS.COM, Inc.	11,528	$28,935
*	4Kids Entertainment, Inc.	2,300	3,841
* #	99 Cents Only Stores	25,569	214,268
*	A.C. Moore Arts & Crafts, Inc.	5,200	8,788
#	Aaron Rents, Inc.	18,770	410,312
	Aaron Rents, Inc. Class A	1,144	20,134
#	Abercrombie & Fitch Co.	4,500	80,325
* #	AbitibiBowater, Inc.	2,236	1,699
*	Acme Communications, Inc.	2,301	552
	Acme United Corp.	1,000	7,180
	Advance Auto Parts, Inc.	14,900	487,677
* #	Aeropostale, Inc.	11,541	243,631
*	AFC Enterprises, Inc.	7,503	36,014
	Aldila, Inc.	1,600	6,160
*	Alloy, Inc.	5,507	27,370
* #	Amazon.com, Inc.	41,580	2,445,736
	Ambassadors Group, Inc.	6,985	57,766
*	AMDL, Inc.	2,300	2,231
* #	American Apparel, Inc.	1,276	2,590
#	American Axle & Manufacturing Holdings, Inc.	17,600	19,184
*	American Biltrite, Inc.	327	490
#	American Eagle Outfitters, Inc.	72,900	656,829
	American Greetings Corp. Class A	9,000	39,060
*	America’s Car-Mart, Inc.	3,810	34,633
	Ameristar Casinos, Inc.	21,231	190,442
*	AnnTaylor Stores Corp.	20,100	98,892
* #	Apollo Group, Inc. Class A	17,200	1,401,112
	Arbitron, Inc.	4,906	73,688
#	Arctic Cat, Inc.	2,500	10,725
	Ark Restaurants Corp.	483	5,033
#	ArvinMeritor, Inc.	60,100	105,175
	Asbury Automotive Group, Inc.	7,700	27,566
*	Ascent Media Corp.	2,688	70,103
*	ATC Technology Corp.	10,590	138,199
*	Audiovox Corp. Class A	600	2,706
*	AutoNation, Inc.	94,630	878,166
* #	Autozone, Inc.	6,253	830,961
*	Avatar Holdings, Inc.	4,634	120,252
*	Bakers Footwear Group, Inc.	600	240
*	Ballantyne of Omaha, Inc.	3,565	5,169
* #	Bally Technologies, Inc.	4,000	80,760
	Barnes & Noble, Inc.	24,432	401,173
*	Barry (R.G.) Corp.	8,519	54,607

1

	Bassett Furniture Industries, Inc.	3,800	12,502
	Beasley Broadcast Group, Inc.	1,050	1,575
	bebe Stores, Inc.	33,183	187,484
* #	Bed Bath and Beyond, Inc.	29,000	673,670
	Belo Corp.	4,542	9,084
	Belo Corp. Class A	26,410	37,766
*	Benihana, Inc.	1,044	2,443
*	Benihana, Inc. Class A	1,488	3,631
#	Best Buy Co., Inc.	45,443	1,273,313
	Big 5 Sporting Goods Corp.	7,979	41,970
* #	Big Lots, Inc.	24,332	327,265
* #	BJ’s Restaurants, Inc.	14,200	157,620
#	Black & Decker Corp.	8,300	239,953
#	Blockbuster, Inc. Class A	41,400	52,992
*	Blockbuster, Inc. Class B	7,500	6,300
* #	Blue Nile, Inc.	1,557	31,483
*	Bluegreen Corp.	10,800	18,900
	Blyth, Inc.	16,900	57,629
	Bob Evans Farms, Inc.	7,810	137,144
#	Bon-Ton Stores, Inc.	690	942
	Books-A-Million, Inc.	4,080	9,547
	Borders Group, Inc.	5,624	2,475
#	BorgWarner, Inc.	42,300	714,024
	Bowl America, Inc. Class A	1,359	13,046
#	Boyd Gaming Corp.	18,050	86,820
#	Brinker International, Inc.	25,683	281,743
*	Brink’s Home Security Holdings, Inc.	11,100	253,857
#	Brookfield Homes Corp.	11,200	27,888
	Brown Shoe Company, Inc.	16,919	79,350
#	Brunswick Corp.	71,200	197,936
#	Buckle, Inc.	11,475	242,696
* #	Buffalo Wild Wings, Inc.	6,300	141,498
*	Build-A-Bear-Workshop, Inc.	6,400	26,880
	Building Materials Holding Corp.	1,800	828
	Bunge, Ltd.	22,000	944,680
#	Burger King Holdings, Inc.	41,800	930,050
* #	Cabela’s, Inc.	27,387	153,641
	Cablevision Systems New York Group Class A	7,600	121,828
*	Cache, Inc.	4,500	8,415
*	California Coastal Communities, Inc.	1,778	2,240
*	California Pizza Kitchen, Inc.	10,000	103,600
	Callaway Golf Co.	31,862	242,470
	Canterbury Park Holding Corp.	514	3,248
* #	Capella Education Co.	2,980	164,883
* #	Career Education Corp.	35,600	776,080
* #	CarMax, Inc.	61,958	512,393
	Carmike Cinemas, Inc.	2,600	5,226
	Carnival Corp.	87,484	1,591,334
*	Carriage Services, Inc.	6,149	13,589
*	Carter’s, Inc.	19,273	327,448
*	Casual Male Retail Group, Inc.	5,400	2,052
	Cato Corp. Class A	10,000	132,300
*	Cavalier Homes, Inc.	3,130	4,257
*	Cavco Industries, Inc.	3,008	73,636
	CBS Corp. Class A	5,004	28,923

2

	CBS Corp. Class B	72,134	412,606
*	CEC Entertainment, Inc.	5,394	125,896
#	Centex Corp.	57,900	492,729
*	Champion Enterprises, Inc.	14,495	6,668
* #	Charles and Colvard, Ltd.	1,210	315
*	Charlotte Russe Holding, Inc.	8,000	41,200
* #	Charter Communications, Inc.	20,934	1,884
* #	Cheesecake Factory, Inc.	22,142	192,193
#	Cherokee, Inc.	1,652	25,243
*	Chico’s FAS, Inc.	24,497	97,008
* #	Chipotle Mexican Grill, Inc.	1,400	66,864
*	Chipotle Mexican Grill, Inc. Class B	2,200	100,144
#	Choice Hotels International, Inc.	15,200	400,064
	Christopher & Banks Corp.	10,400	40,352
*	Chromcraft Revington, Inc.	2,232	636
	Churchill Downs, Inc.	6,873	237,187
	Cinemark Holdings, Inc.	55,351	437,826
#	Circuit City Stores, Inc.	14,000	84
	Citadel Broadcasting Co.	17,856	3,214
* #	Citi Trends, Inc.	5,906	56,284
	CKE Restaurants, Inc.	16,140	133,962
*	CKX, Inc.	11,165	36,510
* #	Coach, Inc.	46,230	674,958
	Coachmen Industries, Inc.	200	290
	Coast Distribution System, Inc.	890	957
	Cobra Electronics Corp.	535	653
*	Coinstar, Inc.	10,200	234,396
*	Coldwater Creek, Inc.	32,400	91,368
	Collectors Universe, Inc.	2,522	9,684
#	Columbia Sportswear Co.	16,200	465,264
	Comcast Corp. Class A	343,907	5,038,238
#	Comcast Corp. Special Class A	133,253	1,849,552
*	Concord Camera Corp.	405	1,033
* #	Conn’s, Inc.	9,321	113,343
	Cooper Tire & Rubber Co.	19,100	89,197
* #	Corinthian Colleges, Inc.	31,061	580,219
* #	Cosi, Inc.	4,664	1,534
	Courier Corp.	8,675	136,284
* #	Cox Radio, Inc.	18,233	92,077
#	CPI Corp.	840	5,796
#	Cracker Barrel Old Country Store, Inc.	5,879	103,294
	Craftmade International, Inc.	822	1,706
* #	Crown Media Holdings, Inc.	21,986	36,277
	CSS Industries, Inc.	2,400	36,408
*	Culp, Inc.	3,600	6,768
* #	Cumulus Media, Inc. Class A	3,700	6,364
*	Cybex International, Inc.	7,361	13,323
*	Cycle Country Accessories Corp.	300	126
#	D.R. Horton, Inc.	153,000	911,880
#	Darden Restaurants, Inc.	9,600	251,712
* #	Deckers Outdoor Corp.	1,802	94,136
	Decorator Industries, Inc.	300	228
*	DEI Holdings, Inc.	400	88
*	dELiA*s, Inc.	1,054	2,097
*	Delta Apparel, Inc.	6,541	25,510

3

*	Design Within Reach, Inc.	4,658	2,143
*	Destination Maternity Corp.	2,100	17,850
	DeVry, Inc.	11,200	600,096
*	DG FastChannel, Inc.	7,301	105,791
* #	Dick’s Sporting Goods, Inc.	28,339	312,012
*	Diedrich Coffee, Inc.	800	280
	Dillards, Inc. Class A	20,995	91,328
#	DineEquity, Inc.	6,020	53,217
*	Discovery Communications, Inc. (25470F104)	42,539	616,815
*	Discovery Communications, Inc. (25470F203)	600	8,655
*	Discovery Communications, Inc. (25470F302)	27,486	395,249
*	DISH Network Corp.	18,020	231,377
	Disney (Walt) Co.	184,100	3,807,188
*	Dixie Group, Inc.	2,745	4,255
* #	Dollar Tree, Inc.	23,790	1,016,071
* #	Domino’s Pizza, Inc.	18,000	120,420
*	Dorman Products, Inc.	4,491	44,865
	Dover Downs Gaming & Entertainment, Inc.	8,520	27,179
	Dover Motorsports, Inc.	3,800	5,890
*	DreamWorks Animation SKG, Inc.	27,950	613,502
* #	Drew Industries, Inc.	11,569	99,725
*	drugstore.com, Inc.	5,794	5,736
*	DRYCLEAN USA, Inc.	100	80
* #	DSW, Inc.	6,700	66,866
	E.W. Scripps Co.	8,366	13,469
#	Eastman Kodak Co.	137,300	621,969
*	Eddie Bauer Holdings, Inc.	3,421	2,566
	Educational Development Corp.	1,183	4,697
*	Einstein Noah Restaurant Group, Inc.	4,739	32,794
*	EMAK Worldwide, Inc.	322	110
*	Emerson Radio Corp.	4,100	2,132
	Emmis Communications Corp. Class A	3,000	870
* #	Enova Systems, Inc.	2,543	1,119
	Entercom Communications Corp.	1,500	1,755
*	Entravision Communications Corp.	13,700	11,508
	Escalade, Inc.	1,800	900
#	Ethan Allen Interiors, Inc.	14,800	168,572
* #	Expedia, Inc.	51,400	459,002
#	Family Dollar Stores, Inc.	30,300	841,431
*	Famous Dave’s of America, Inc.	1,779	5,444
	Finish Line, Inc. Class A	20,395	96,876
	Fisher Communications, Inc.	3,928	59,902
*	Flanigan’s Enterprises, Inc.	300	1,143
* #	Fleetwood Enterprises, Inc.	5,912	479
	Flexsteel Industries, Inc.	1,119	8,717
	Foot Locker, Inc.	77,400	569,664
* #	Ford Motor Co.	222,676	416,404
	Fortune Brands, Inc.	55,500	1,776,000
* #	Fossil, Inc.	33,665	388,494
*	Franklin Covey Co.	9,828	40,393
*	Franklin Electronic Publishers, Inc.	500	440
*	Frederick’s of Hollywood Group	775	287
#	Fred’s, Inc.	20,300	208,278
	Frisch’s Restaurants, Inc.	2,810	60,443
* #	Fuel Systems Solutions, Inc.	4,950	129,393

4

*	Full House Resorts, Inc.	700	756
	Furniture Brands International, Inc.	17,500	35,875
*	Gaiam, Inc.	3,100	11,067
* #	GameStop Corp. Class A	15,462	383,148
*	GameTech International, Inc.	4,030	5,037
*	Gaming Partners International Corp.	3,004	20,607
* #	Gander Mountain Co.	8,214	16,921
#	Gannett Co., Inc.	54,491	314,413
	Gap, Inc.	88,774	1,001,371
*	Gaylord Entertainment Co.	11,466	121,540
#	General Motors Corp.	43,200	130,032
* #	Genesco, Inc.	5,624	86,610
*	Gentek, Inc.	5,138	70,134
	Gentex Corp.	30,800	258,412
#	Genuine Parts Co.	28,800	922,176
*	G-III Apparel Group, Ltd.	7,272	39,996
*	Goodyear Tire & Rubber Co.	55,059	339,714
#	Gray Television, Inc.	900	297
	Gray Television, Inc. Class A	300	324
*	Great Wolf Resorts, Inc.	6,500	12,545
#	Group 1 Automotive, Inc.	8,300	82,751
* #	GSI Commerce, Inc.	13,620	116,723
#	Guess?, Inc.	16,400	263,876
* #	Gymboree Corp.	10,914	267,393
#	H&R Block, Inc.	41,400	858,222
*	Hampshire Group, Ltd.	689	2,463
	Handleman Co.	3,031	424
* #	Hanesbrands, Inc.	16,200	145,638
#	Harley-Davidson, Inc.	47,790	582,082
#	Harman International Industries, Inc.	21,055	338,775
*	Harris Interactive, Inc.	7,500	3,750
#	Harte-Hanks, Inc.	25,500	160,650
*	Hartmarx Corp.	2,500	69
#	Hasbro, Inc.	13,610	328,409
*	Hastings Entertainment, Inc.	1,400	3,570
#	Haverty Furniture Co., Inc.	7,831	62,805
	Haverty Furniture Co., Inc. Class A	470	3,751
*	Hawk Corp.	2,765	46,701
*	Hayes Lemmerz International, Inc.	8,182	736
	Hearst-Argyle Television, Inc.	20,429	80,490
	Heelys, Inc.	3,900	7,956
*	Helen of Troy, Ltd.	16,147	169,059
*	Hibbett Sporting Goods, Inc.	6,700	91,187
#	Hillenbrand, Inc.	10,100	186,749
*	Hollywood Media Corp.	7,954	7,795
#	Home Depot, Inc.	191,125	4,114,921
	Hooker Furniture Corp.	3,200	25,856
*	Hot Topic, Inc.	17,785	151,884
*	Hovnanian Enterprises, Inc. Class A	20,000	33,800
*	HSN, Inc.	12,325	58,544
*	Iconix Brand Group, Inc.	20,052	165,830
#	Idearc, Inc.	10,660	693
*	ILX Resorts, Inc.	300	159
*	Image Entertainment, Inc.	2,100	1,932
*	Infosonics Corp.	2,100	588

5

	Interactive Data Corp.	33,977	775,015
	Interface, Inc. Class A	13,641	55,655
#	International Game Technology	21,586	228,812
	International Speedway Corp. Class A	13,830	321,962
*	Interpublic Group of Companies, Inc.	100,600	334,998
*	Interstate Hotels & Resorts, Inc.	5,500	2,750
*	Interval Leisure Group, Inc.	12,325	61,748
* #	iRobot Corp.	8,449	64,212
*	Isle of Capri Casinos, Inc.	8,600	24,338
*	ITT Educational Services, Inc.	4,200	514,542
*	J. Alexander’s Corp.	1,500	3,750
* #	J. Crew Group, Inc.	7,900	79,000
#	J.C. Penney Co., Inc.	73,656	1,233,738
* #	Jack in the Box, Inc.	19,639	443,645
	Jackson Hewitt Tax Service, Inc.	10,160	134,518
*	Jaclyn, Inc.	400	1,272
* #	JAKKS Pacific, Inc.	9,300	170,562
* #	Jarden Corp.	37,854	394,817
*	Jennifer Convertibles, Inc.	500	175
*	Jo-Ann Stores, Inc.	13,400	171,118
	Johnson Controls, Inc.	94,930	1,187,574
	Johnson Outdoors, Inc.	1,795	13,624
	Jones Apparel Group, Inc.	32,631	112,903
* #	Jos. A. Bank Clothiers, Inc.	6,431	176,595
	Journal Communications, Inc. Class A	12,900	23,091
#	Journal Register Co.	6,700	44
#	KB HOME	45,100	481,217
	Kenneth Cole Productions, Inc. Class A	3,600	23,004
	Kimball International, Inc. Class B	11,955	82,370
*	Knology, Inc.	7,900	37,130
*	Kohl’s Corp.	26,100	958,131
*	Kona Grill, Inc.	1,300	2,210
	Koss Corp.	200	2,240
*	Krispy Kreme Doughnuts, Inc.	6,016	8,362
	KSW, Inc.	4,198	11,167
	K-Swiss, Inc. Class A	13,334	142,940
	LaCrosse Footwear, Inc.	2,314	24,899
*	Lakeland Industries, Inc.	1,850	14,263
*	Lakes Entertainment, Inc.	3,772	11,165
*	Lamar Advertising Co.	20,300	182,903
#	Landry’s Restaurants, Inc.	300	1,938
* #	Las Vegas Sands Corp.	21,500	110,725
*	Lazare Kaplan International, Inc.	1,600	5,920
	La-Z-Boy, Inc.	20,610	19,992
*	LeapFrog Enterprises, Inc.	10,069	20,239
*	Lear Corp.	24,500	22,295
#	Lee Enterprises, Inc.	5,600	1,736
#	Leggett & Platt, Inc.	76,249	952,350
#	Lennar Corp. Class A	39,640	304,832
	Lennar Corp. Class B	3,470	20,126
	Libbey, Inc.	5,700	7,068
* #	Liberty Global, Inc. Class A	53,346	777,251
* #	Liberty Global, Inc. Series C	55,073	788,645
*	Liberty Media Corp. - Entertainment Class A	89,715	1,646,270
*	Liberty Media Corp. - Entertainment Class B	1,056	19,504

6

*	Liberty Media Holding Corp. Capital Class A	53,068	291,343
*	Liberty Media Holding Corp. Capital Class B	239	1,176
*	Liberty Media Holding Corp. Interactive Class A	167,412	525,674
*	Liberty Media Holding Corp. Interactive Class B	5,303	16,811
* #	Life Time Fitness, Inc.	10,828	160,363
	Lifetime Brands, Inc.	3,181	5,567
	Limited Brands, Inc.	114,240	904,781
*	LIN TV Corp.	6,152	4,306
*	Lincoln Educational Services	8,874	129,738
	Lithia Motors, Inc. Class A	2,713	8,302
*	Live Nation, Inc.	27,351	143,046
	Liz Claiborne, Inc.	13,946	30,681
* #	LKQ Corp.	55,346	639,246
* #	Lodgenet Entertainment Corp.	1,600	1,520
*	Lodgian, Inc.	7,522	13,916
#	Lowe’s Companies, Inc.	161,919	2,958,260
*	Luby’s, Inc.	9,091	41,273
	M/I Homes, Inc.	11,300	99,892
*	Mace Security International, Inc.	2,000	1,500
#	Macy’s, Inc.	117,605	1,052,565
*	Maidenform Brands, Inc.	8,301	74,294
	Marine Products Corp.	10,690	39,981
* #	MarineMax, Inc.	3,200	5,632
#	Marriott International, Inc. Class A	33,869	552,403
* #	Martha Stewart Living Omnimedia, Inc.	7,400	17,316
* #	Marvel Entertainment, Inc.	9,100	250,341
#	Mattel, Inc.	56,200	797,478
	Matthews International Corp. Class A	10,580	411,985
#	McDonald’s Corp.	120,680	7,001,854
	McGraw-Hill Companies, Inc.	34,020	748,100
	MDC Holdings, Inc.	19,800	606,672
#	Media General, Inc. Class A	8,000	15,600
*	Mediacom Communications Corp.	12,566	67,856
#	Meredith Corp.	18,900	301,833
*	Meritage Homes Corp.	14,000	154,280
*	Meritage Hospitality Group, Inc.	299	299
* #	MGM Mirage	14,600	116,800
*	Midas, Inc.	2,597	22,724
	Modine Manufacturing Co.	13,600	37,264
*	Mohawk Industries, Inc.	22,021	707,094
	Monaco Coach Corp.	5,422	3,145
*	Monarch Casino & Resort, Inc.	5,982	61,256
	Monro Muffler Brake, Inc.	11,922	289,347
* #	Morgans Hotel Group	7,500	27,375
* #	Morningstar, Inc.	13,459	466,624
*	Morton’s Restaurant Group, Inc.	6,400	11,520
	Movado Group, Inc.	9,444	72,530
*	MTR Gaming Group, Inc.	9,610	14,415
*	Multimedia Games, Inc.	8,600	14,706
*	Nathan’s Famous, Inc.	2,000	27,480
#	National CineMedia, Inc.	12,479	125,788
	National Presto Industries, Inc.	2,600	174,564
	Nautilus Group, Inc.	11,200	15,568
*	Navarre Corp.	5,000	2,400
* #	Netflix, Inc.	10,710	387,059

7

*	Nevada Gold & Casinos, Inc.	700	539
	New Frontier Media, Inc.	8,670	14,305
*	New Motion, Inc.	1,352	1,487
*	New York & Co., Inc.	18,215	36,066
	Newell Rubbermaid, Inc.	98,300	794,264
	News Corp. Class A	154,661	988,284
#	News Corp. Class B	69,772	505,149
#	NIKE, Inc. Class B	42,130	1,906,382
*	Nobel Learning Communities, Inc.	2,709	36,680
	Nobility Homes, Inc.	775	5,898
#	Noble International, Ltd.	2,967	979
#	Nordstrom, Inc.	27,200	345,168
#	Nutri/System, Inc.	5,486	70,715
*	NVR, Inc.	1,200	511,308
*	Office Depot, Inc.	88,300	190,728
	OfficeMax, Inc.	16,500	90,915
	Omnicom Group, Inc.	34,808	901,179
*	Orange 21, Inc.	335	258
#	Orleans Homebuilders, Inc.	4,970	5,964
	O’Charleys, Inc.	6,082	15,205
* #	O’Reilly Automotive, Inc.	22,381	650,616
* #	Outdoor Channel Holdings, Inc.	9,378	57,112
*	Overstock.com, Inc.	6,195	68,021
	Oxford Industries, Inc.	5,706	38,002
*	P & F Industries, Inc. Class A	270	351
*	P.F. Chang’s China Bistro, Inc.	8,200	145,386
*	Pacific Sunwear of California, Inc.	12,700	15,875
*	Palm Harbor Homes, Inc.	9,382	33,212
* #	Panera Bread Co.	10,100	474,498
* #	Papa John’s International, Inc.	4,300	81,743
*	PC Mall, Inc.	5,200	20,644
* #	Penn National Gaming, Inc.	11,100	207,015
	Pennichuck Corp.	1,654	28,928
#	Penske Automotive Group, Inc.	36,500	270,830
*	Perry Ellis International, Inc.	5,950	22,848
* #	PetMed Express, Inc.	5,200	75,088
#	PetSmart, Inc.	45,387	851,914
	Phillips-Van Heusen Corp.	22,334	424,793
*	Phoenix Footwear Group, Inc.	900	279
* #	Pinnacle Entertainment, Inc.	10,195	69,122
*	Playboy Enterprises, Inc. Class A	400	1,240
* #	Playboy Enterprises, Inc. Class B	8,610	14,895
#	Polaris Industries, Inc.	4,990	106,137
#	Polo Ralph Lauren Corp.	2,900	118,987
*	Pomeroy IT Solutions, Inc.	1,700	5,117
	Pool Corp.	17,567	278,437
*	Premier Exhibitions, Inc.	9,000	10,170
#	Pre-Paid Legal Services, Inc.	4,700	158,014
* #	Priceline.com, Inc.	3,600	241,524
	PRIMEDIA, Inc.	10,716	19,074
* #	Princeton Review, Inc.	7,740	38,003
*	Proliance International, Inc.	500	255
#	Pulte Homes, Inc.	116,700	1,184,505
*	Q.E.P. Co., Inc.	352	451
*	Quantum Fuel Systems Technologies Worldwide, Inc.	2,906	2,499

8

*	Quiksilver, Inc.	14,100	29,610
*	R.H. Donnelley Corp.	8,600	2,838
*	Radio One, Inc. Class D	10,958	3,726
#	RadioShack Corp.	59,100	677,286
*	Rainmaker Systems, Inc.	5,593	5,537
*	RC2 Corp.	8,355	48,543
	RCN Corp.	11,908	43,821
*	Reading International, Inc. Class A	4,233	14,604
*	Red Lion Hotels Corp.	5,748	12,818
* #	Red Robin Gourmet Burgers, Inc.	7,000	85,260
*	Regent Communications, Inc.	600	102
	Regis Corp.	15,847	178,279
* #	Rent-A-Center, Inc.	30,431	451,900
*	Rentrak Corp.	3,030	37,572
*	Retail Ventures, Inc.	15,000	35,850
*	Rex Stores Corp.	7,700	44,660
*	Rick’s Cabaret International, Inc.	2,000	7,960
*	Rockford Corp.	700	378
*	Rocky Brands, Inc.	800	2,760
#	Ross Stores, Inc.	16,079	473,044
#	Royal Caribbean Cruises, Ltd.	42,540	276,085
*	Rubio’s Restaurants, Inc.	1,891	6,808
#	Ruby Tuesday, Inc.	6,700	8,308
	Russ Berrie & Co., Inc.	5,405	9,243
*	Ruth’s Hospitality Group, Inc.	1,600	1,808
#	Ryland Group, Inc.	24,327	379,501
*	Saga Communications, Inc.	1,157	5,116
#	Saks, Inc.	22,900	57,708
	Salem Communications Corp.	3,000	2,940
*	Sally Beauty Holdings, Inc.	32,462	153,545
	Sauer-Danfoss, Inc.	15,541	117,179
	Scholastic Corp.	7,100	77,390
* #	Scientific Games Corp.	19,181	241,105
	Scripps Networks Interactive	11,800	253,346
*	Sealy Corp.	29,300	54,205
* #	Sears Holdings Corp.	43,429	1,777,115
	Service Corp. International	130,710	594,730
#	Sherwin-Williams Co.	16,500	787,875
	Shiloh Industries, Inc.	5,100	11,730
*	Shoe Carnival, Inc.	5,677	44,564
*	Shuffle Master, Inc.	16,476	55,854
*	Shutterfly, Inc.	9,601	63,463
*	Silverleaf Resorts, Inc.	3,186	2,613
	Sinclair Broadcast Group, Inc. Class A	18,566	34,347
*	Skechers U.S.A., Inc. Class A	15,655	155,924
	Skyline Corp.	4,311	86,565
* #	Smith & Wesson Holding Corp.	12,478	29,448
#	Snap-On, Inc.	25,700	775,626
	Sonesta International Hotels Corp. Class A	347	3,633
#	Sonic Automotive, Inc.	22,770	46,223
*	Sonic Corp.	17,931	174,648
	Sotheby’s Class A	14,800	128,612
* #	Source Interlink Companies, Inc.	4,300	473
*	Spanish Broadcasting System, Inc.	5,300	901
#	Spartan Motors, Inc.	10,175	44,159

9

#	Speedway Motorsports, Inc.	14,229	205,467
*	Sport Chalet, Inc. Class A	1,375	481
*	Sport Chalet, Inc. Class B	238	186
	Sport Supply Group, Inc.	4,800	38,688
	Stage Stores, Inc.	9,408	67,267
*	Stamps.com, Inc.	6,012	49,178
	Standard Motor Products, Inc.	7,205	16,932
	Standard Pacific Corp.	38,650	54,496
	Stanley Furniture, Inc.	3,359	26,368
#	Staples, Inc.	65,419	1,042,779
*	Starbucks Corp.	82,730	780,971
#	Starwood Hotels & Resorts Worldwide, Inc.	18,000	272,160
*	Steinway Musical Instruments, Inc.	3,914	45,246
*	Steven Madden, Ltd.	7,071	122,894
	Stewart Enterprises, Inc.	5,664	19,371
*	Stoneridge, Inc.	8,215	16,101
	Strattec Security Corp.	1,780	17,444
#	Strayer Education, Inc.	2,802	606,437
	Sturm Ruger & Co., Inc.	7,700	50,897
	Superior Industries International, Inc.	13,281	136,396
	Superior Uniform Group, Inc.	5,000	39,900
*	Syms Corp.	1,086	6,277
	Systemax, Inc.	12,980	131,487
	Talbots, Inc.	15,693	31,857
	Tandy Brand Accessories, Inc.	1,100	1,705
*	Tandy Leather Factory, Inc.	616	1,038
#	Target Corp.	74,215	2,315,508
*	Tarrant Apparel Group	300	174
	Tempur-Pedic International, Inc.	13,874	97,118
*	Tenneco Automotive, Inc.	15,200	27,968
* #	Texas Roadhouse, Inc.	22,510	171,751
*	The Children’s Place Retail Stores, Inc.	14,117	265,541
* #	The DIRECTV Group, Inc.	118,536	2,595,938
* #	The Dress Barn, Inc.	23,576	203,225
*	The Hallwood Group, Inc.	200	6,199
	The Marcus Corp.	10,425	107,690
#	The McClatchey Co.	6,709	4,428
#	The Men’s Wearhouse, Inc.	13,500	157,275
	The New York Times Co. Class A	72,016	357,920
	The Pep Boys - Manny, Moe & Jack	22,100	63,869
	The Stanley Works	28,535	892,004
*	The Steak n Shake Co.	13,601	77,798
#	The TJX Companies, Inc.	45,070	875,259
* #	The Walking Co Holdings, Inc.	1,093	2,853
*	The Wet Seal, Inc. Class A	32,925	85,934
#	Thor Industries, Inc.	25,687	271,768
*	Ticketmaster Entertainment, Inc.	12,325	73,334
#	Tiffany & Co.	24,400	506,300
*	Timberland Co. Class A	23,803	261,595
* #	Time Warner Cable, Inc.	40,025	745,666
	Time Warner, Inc.	472,586	4,409,227
*	TiVo, Inc.	16,563	119,088
* #	Toll Brothers, Inc.	58,050	988,011
*	Town Sports International Holdings, Inc.	1,800	3,564
* #	Tractor Supply Co.	12,950	436,544

10

*	True Religion Apparel, Inc.	7,400	84,434
* #	Trump Entertainment Resorts, Inc.	3,600	828
*	TRW Automotive Holdings Corp.	37,000	114,330
*	Tuesday Morning Corp.	7,600	8,968
#	Tupperware Corp.	22,510	462,806
*	Tween Brands, Inc.	6,300	16,947
	Tyco Electronics, Ltd.	76,072	1,077,180
* #	Under Armour, Inc. Class A	3,900	72,150
*	Unifi, Inc.	29,466	54,217
	Unifirst Corp.	7,410	194,438
*	Universal Electronics, Inc.	7,376	83,201
*	Universal Technical Institute, Inc.	5,800	101,674
*	Urban Outfitters, Inc.	21,100	328,738
#	V.F. Corp.	30,800	1,725,416
* #	Vail Resorts, Inc.	13,672	318,831
*	Valassis Communications, Inc.	16,500	21,120
	Value Line, Inc.	1,267	45,625
*	ValueVision Media, Inc. Class A	4,900	1,200
*	VCG Holding Corp.	300	474
* #	Viacom, Inc. Class A	6,310	102,664
*	Viacom, Inc. Class B	61,456	906,476
	Virco Manufacturing Corp.	2,296	4,822
	Visteon Corp.	1,200	168
* #	Volcom, Inc.	6,700	55,543
*	Voyager Learning Co.	669	1,003
	WABCO Holdings, Inc.	3,504	52,385
*	Warnaco Group, Inc.	15,930	360,655
	Warner Music Group Corp.	14,739	30,215
#	Washington Post Co.	1,810	706,914
#	Weight Watchers International, Inc.	19,600	447,076
*	Wells-Gardner Electronics Corp.	992	625
	Wendy’s/Arby’s Group, Inc.	64,050	322,812
*	West Marine, Inc.	8,108	41,351
*	Westwood One, Inc.	11,300	768
	Weyco Group, Inc.	3,295	94,830
#	Whirlpool Corp.	26,100	872,523
	Wiley (John) & Sons, Inc. Class A	13,923	493,292
	Wiley (John) & Sons, Inc. Class B	1,844	66,126
*	Williams Controls, Inc.	785	5,377
	Williams-Sonoma, Inc.	28,400	224,928
*	Winmark Corp.	600	6,159
#	Winnebago Industries, Inc.	13,438	74,312
* #	WMS Industries, Inc.	18,300	406,626
#	Wolverine World Wide, Inc.	19,100	346,474
#	World Wrestling Entertainment, Inc.	9,400	91,556
*	WPT Enterprises, Inc.	1,806	614
	Wyndham Worldwide Corp.	60,620	371,601
* #	Wynn Resorts, Ltd.	10,500	315,840
*	Xerium Technologies, Inc.	13,057	6,398
*	Young Broadcasting, Inc. Class A	900	27
#	Yum! Brands, Inc.	50,740	1,452,179
*	Zale Corp.	13,900	17,236
*	Zumiez, Inc.	11,406	81,553
Total Consumer Discretionary			148,118,163

11

Consumer Staples — (7.7%)
#	Alberto-Culver Co.	32,320	790,547
	Alico, Inc.	2,814	78,792
*	Alliance One International, Inc.	38,300	91,920
	Altria Group, Inc.	224,270	3,709,426
#	Andersons, Inc.	5,140	84,245
#	Archer-Daniels-Midland Co.	104,800	2,869,424
	Arden Group, Inc. Class A	397	45,627
#	Avon Products, Inc.	28,816	589,287
	B&G Foods, Inc.	16,200	75,168
*	Bare Escentuals, Inc.	24,100	87,483
* #	BJ’s Wholesale Club, Inc.	22,857	655,539
*	Boston Beer Co., Inc. Class A	6,500	164,060
*	Bridgford Foods Corp.	1,800	7,164
	Brown-Forman Corp. Class A	3,176	150,860
#	Brown-Forman Corp. Class B	10,244	465,180
*	Cagle’s, Inc. Class A	500	1,000
	Calavo Growers, Inc.	5,073	61,891
#	Cal-Maine Foods, Inc.	7,993	216,450
	Campbell Soup Co.	39,249	1,191,992
#	Casey’s General Stores, Inc.	18,356	390,065
	CCA Industries, Inc.	1,800	5,544
* #	Central European Distribution Corp.	15,305	185,190
*	Central Garden & Pet Co.	11,250	67,950
*	Central Garden & Pet Co. Class A	16,990	101,940
* #	Chattem, Inc.	3,341	225,852
#	Chiquita Brands International, Inc.	36,000	503,280
	Church & Dwight Co., Inc.	14,450	769,173
#	Clorox Co.	11,420	572,713
	Coca-Cola Bottling Co.	1,894	85,135
	Coca-Cola Co.	241,353	10,310,600
	Coca-Cola Enterprises, Inc.	116,895	1,312,731
	Coffee Holding Co., Inc.	100	89
	Colgate-Palmolive Co.	54,969	3,575,184
*	Collective Brands, Inc.	20,687	220,730
	ConAgra, Inc.	132,333	2,262,894
*	Constellation Brands, Inc. Class A	65,800	955,416
*	Constellation Brands, Inc. Class B	2,358	34,969
	Corn Products International, Inc.	29,575	684,661
#	Costco Wholesale Corp.	47,750	2,150,182
*	Craft Brewers Alliance, Inc.	2,200	2,772
*	Cuisine Solutions, Inc.	900	576
	CVS Caremark Corp.	235,250	6,323,520
*	Darling International, Inc.	13,160	60,404
* #	Dean Foods Co.	40,130	776,114
	Del Monte Foods Co.	105,500	702,630
	Diamond Foods, Inc.	6,037	155,030
*	Elizabeth Arden, Inc.	12,607	73,499
* #	Energizer Holdings, Inc.	5,204	247,867
#	Estee Lauder Companies, Inc.	11,800	309,750
	Farmer Brothers Co.	5,911	120,348
	Flowers Foods, Inc.	28,950	622,135
	GateHouse Media, Inc.	4,700	329
#	General Mills, Inc.	37,040	2,190,916
	Golden Enterprises, Inc.	1,623	3,733

12

	Great Atlantic & Pacific Tea, Inc.	12,355	87,968
* #	Green Mountain Coffee, Inc.	9,900	378,774
	Griffin Land & Nurseries, Inc. Class A	1,500	51,525
* #	Hain Celestial Group, Inc.	14,998	228,270
*	Hansen Natural Corp.	12,500	418,750
	Heinz (H.J.) Co.	34,261	1,250,526
#	Hormel Foods Corp.	21,020	627,027
*	IGI Labratories, Inc.	921	571
	Imperial Sugar Co.	6,013	68,308
	Ingles Market, Inc. Class A	5,111	72,883
*	Integrated Biopharma, Inc.	500	115
	Inter Parfums, Inc.	13,916	84,053
	J & J Snack Foods Corp.	7,014	244,859
	J.M. Smucker Co.	17,100	772,065
*	Katy Industries, Inc.	519	597
#	Kellogg Co.	41,514	1,813,747
	Kimberly-Clark Corp.	45,014	2,316,871
	Kraft Foods, Inc.	240,127	6,735,562
	Lancaster Colony Corp.	10,510	382,669
#	Lance, Inc.	11,856	223,248
* #	Lifeway Foods, Inc.	2,500	18,500
	Lorillard, Inc.	18,256	1,085,502
#	Mannatech, Inc.	9,496	25,544
* #	Maui Land & Pineapple Co., Inc.	2,542	23,463
	McCormick & Co., Inc.	7,616	244,017
	McCormick & Co., Inc. Voting Common Stock	478	15,349
*	Medifast, Inc.	4,251	32,903
	MGP Ingredients, Inc.	1,991	1,099
	Molson Coors Brewing Co.	34,997	1,409,329
	Molson Coors Brewing Co. Class A	400	16,000
*	Monterey Pasta Co.	4,138	3,310
	Nash-Finch Co.	4,681	201,423
*	National Beverage Corp.	14,946	130,180
*	Natural Alternatives International, Inc.	2,094	12,773
#	Nature’s Sunshine Products, Inc.	200	990
*	NBTY, Inc.	30,600	577,422
	Nu Skin Enterprises, Inc. Class A	23,409	222,151
	Oil-Dri Corp. of America	3,323	53,334
*	Omega Protein Corp.	6,400	24,448
*	Overhill Farms, Inc.	2,933	13,492
*	Pantry, Inc.	10,800	179,604
*	Parlux Fragrances, Inc.	16,600	46,480
*	Peet’s Coffee & Tea, Inc.	5,000	101,600
#	Pepsi Bottling Group, Inc.	33,050	637,534
	PepsiAmericas, Inc.	49,224	793,983
	PepsiCo, Inc.	169,160	8,496,907
	Philip Morris International, Inc.	189,090	7,024,693
#	Pilgrim’s Pride Corp.	11,600	8,236
*	Prestige Brands Holdings, Inc.	23,100	146,685
	PriceSmart, Inc.	11,183	182,283
	Procter & Gamble Co.	329,532	17,959,494
	Ralcorp Holdings, Inc.	8,394	497,093
#	Reliv’ International, Inc.	2,740	13,015
*	Revlon, Inc.	15,895	93,939
	Reynolds American, Inc.	32,381	1,236,307

13

* #	Rite Aid Corp.	17,800	4,984
	Rocky Mountain Chocolate Factory, Inc.	3,875	24,916
	Ruddick Corp.	11,310	272,005
#	Safeway, Inc.	45,694	979,222
	Sanderson Farms, Inc.	7,404	267,877
*	Sanfilippo (John B.) & Son, Inc.	2,224	12,232
	Sara Lee Corp.	98,703	989,991
*	Schiff Nutrition International, Inc.	3,840	18,470
	Seaboard Corp.	279	280,395
*	Seneca Foods Corp. Class A	773	15,731
*	Seneca Foods Corp. Class B	438	10,446
* #	Smart Balance, Inc.	9,916	72,089
* #	Smithfield Foods, Inc.	39,340	466,966
	Spartan Stores, Inc.	8,301	154,233
*	Spectrum Brands, Inc.	4,300	193
*	Star Scientific, Inc.	20,500	67,650
	SUPERVALU, Inc.	52,870	927,340
	Sysco Corp.	45,722	1,019,143
	Tasty Baking Co.	1,400	5,740
	The Hershey Co.	19,000	708,320
#	The Kroger Co.	71,711	1,613,497
*	Tofutti Brands, Inc.	456	606
#	Tootsie Roll Industries, Inc.	13,076	312,124
*	TreeHouse Foods, Inc.	15,935	420,525
#	Tyson Foods, Inc. Class A	92,683	820,245
* #	United Natural Foods, Inc.	14,675	228,049
	United-Guardian, Inc.	600	5,655
#	Universal Corp.	12,720	388,978
* #	USANA Health Services, Inc.	5,967	138,494
#	Vector Group, Ltd.	14,264	207,684
	Village Super Market, Inc.	1,464	40,319
#	Walgreen Co.	82,600	2,264,066
#	Wal-Mart Stores, Inc.	300,718	14,169,832
	WD-40 Co.	6,200	155,434
	Weis Markets, Inc.	13,089	407,199
#	Whole Foods Market, Inc.	5,700	58,425
*	Winn-Dixie Stores, Inc.	26,753	367,586
*	Zapata Corp.	4,059	26,181
Total Consumer Staples			132,550,288

Energy — (7.7%)
*	Abraxas Petroleum Corp.	14,931	16,275
	Adams Resources & Energy, Inc.	1,578	27,796
*	Allis-Chalmers Energy, Inc.	13,700	49,320
	Alon USA Energy, Inc.	21,300	251,340
*	American Oil & Gas, Inc.	7,300	5,986
	Anadarko Petroleum Corp.	49,640	1,823,774
	Apache Corp.	53,656	4,024,200
#	Arch Coal, Inc.	14,600	221,774
* #	Arena Resources, Inc.	10,300	250,908
	Atlas America, Inc.	8,973	113,957
* #	ATP Oil & Gas Corp.	6,599	29,498
*	Atwood Oceanics, Inc.	14,400	239,760
#	Baker Hughes, Inc.	23,550	784,686
	Barnwell Industries, Inc.	1,570	8,352

14

*	Basic Energy Services, Inc.	8,105	77,808
#	Berry Petroleum Corp. Class A	6,100	44,896
* #	Bill Barret Corp.	11,100	245,421
#	BJ Services Co.	58,280	641,080
*	Bolt Technology Corp.	1,455	11,276
*	Boots & Coots International Well Control, Inc.	5,220	5,377
*	BPZ Resources, Inc.	10,000	57,600
*	Brigham Exploration Co.	17,650	44,125
* #	Bristow Group, Inc.	8,200	198,358
* #	Bronco Drilling Co., Inc.	5,600	29,568
#	Cabot Oil & Gas Corp.	16,000	439,840
*	Cal Dive International, Inc.	39,347	249,460
*	Callon Petroleum Co.	7,700	16,247
* #	Cameron International Corp.	14,600	338,136
	CARBO Ceramics, Inc.	9,300	334,335
*	Carrizo Oil & Gas, Inc.	8,200	113,652
* #	Cheniere Energy, Inc.	15,039	52,937
	Chesapeake Energy Corp.	54,300	858,483
	Chevron Corp.	250,560	17,669,491
#	Cimarex Energy Co.	25,640	636,898
	CKX Lands, Inc.	485	5,587
*	Clayton Williams Energy, Inc.	2,721	108,296
* #	CNX Gas Corp.	15,841	409,965
*	Complete Production Services, Inc.	22,600	144,866
*	Comstock Resources, Inc.	13,650	520,474
*	Concho Resources, Inc.	30,396	766,587
	ConocoPhillips	237,711	11,298,404
#	CONSOL Energy, Inc.	18,300	498,858
*	Contango Oil & Gas Co.	5,630	251,098
*	CREDO Petroleum Corp.	4,696	46,772
	Crosstex Energy, Inc.	5,300	17,596
*	Crusader Energy Group, Inc.	4,500	3,690
*	Dawson Geophysical Co.	1,670	26,603
	Delek US Holdings, Inc.	15,400	107,030
* #	Delta Petroleum Corp.	15,781	68,490
*	Denbury Resources, Inc.	28,000	342,720
	Devon Energy Corp.	66,880	4,119,808
#	Diamond Offshore Drilling, Inc.	15,600	979,056
* #	Dresser-Rand Group, Inc.	30,759	599,185
* #	Dril-Quip, Inc.	10,100	247,450
*	Dune Energy, Inc.	8,100	1,215
* #	Edge Petroleum Corp.	4,800	864
#	El Paso Corp.	75,970	621,435
*	Encore Acquisition Co.	22,500	611,550
*	Endeavour International Corp.	22,300	15,387
*	Energy Partners, Ltd.	10,900	12,644
	ENSCO International, Inc.	33,500	916,560
#	EOG Resources, Inc.	17,400	1,179,198
*	Evergreen Energy, Inc.	4,500	2,700
*	Evolution Petroleum Corp.	3,372	5,058
*	EXCO Resources, Inc.	26,300	266,682
* #	Exterran Holdings, Inc.	8,964	198,642
	Exxon Mobil Corp.	426,435	32,613,749
*	FMC Technologies, Inc.	12,704	375,911
* #	Forest Oil Corp.	21,094	316,410

15

#	Foundation Coal Holdings, Inc.	7,500	121,650
#	Frontier Oil Corp.	52,360	747,701
* #	FX Energy, Inc.	12,372	35,631
* #	Gasco Energy, Inc.	3,000	1,260
*	General Maritime Corp.	11,256	119,539
*	Geokinetics, Inc.	2,999	9,867
* #	Geomet, Inc.	12,240	15,300
*	GeoResources, Inc.	1,500	10,770
*	GMX Resources, Inc.	1,371	31,081
* #	Goodrich Petroleum Corp.	2,813	81,296
	Gulf Island Fabrication, Inc.	3,829	48,207
*	Gulfmark Offshore, Inc.	8,466	202,676
*	Gulfport Energy Corp.	14,613	55,968
	Halliburton Co.	56,631	976,885
* #	Harvest Natural Resources, Inc.	26,700	106,800
* #	Helix Energy Solutions Group, Inc.	25,466	131,150
#	Helmerich & Payne, Inc.	31,600	709,736
* #	Hercules Offshore, Inc.	4,100	15,252
	Hess Corp.	31,100	1,729,471
*	HKN, Inc.	3,600	9,684
	Holly Corp.	14,161	330,943
*	Hornbeck Offshore Services, Inc.	9,100	161,434
	Houston American Energy Corp.	518	1,217
*	Infinity, Inc.	1,500	390
* #	International Coal Group, Inc.	40,100	97,042
*	James River Coal Co.	661	8,963
*	Key Energy Group, Inc.	45,300	154,473
*	Kodiak Oil & Gas Corp.	2,200	748
	Lufkin Industries, Inc.	3,910	136,654
	Marathon Oil Corp.	122,611	3,338,698
* #	Mariner Energy, Inc.	32,048	317,275
#	Massey Energy Co.	15,900	241,362
*	Matrix Service Co.	9,500	50,255
* #	McMoran Exploration Co.	11,200	74,928
*	Meridian Resource Corp.	27,872	8,640
*	Mexco Energy Corp.	311	3,272
*	Mitcham Industries, Inc.	2,904	10,512
	Murphy Oil Corp.	30,550	1,349,699
*	NATCO Group, Inc. Class A	4,400	75,372
*	National-Oilwell, Inc.	35,453	937,377
*	Natural Gas Services Group	3,900	33,345
*	New Concept Energy, Inc.	139	480
* #	Newfield Exploration Co.	36,820	706,576
*	Newpark Resources, Inc.	40,200	169,242
	Noble Energy, Inc.	27,050	1,323,556
	Occidental Petroleum Corp.	64,024	3,492,509
* #	Oceaneering International, Inc.	11,100	382,506
*	Oil States International, Inc.	13,310	243,706
*	OMNI Energy Services Corp.	6,600	7,656
	Overseas Shipholding Group, Inc.	14,510	518,007
* #	Pacific Ethanol, Inc.	3,000	1,650
	Panhandle Royalty Co.	2,984	60,426
*	Parallel Petroleum Corp.	9,000	21,780
*	Parker Drilling Co.	40,458	85,771
	Patterson-UTI Energy, Inc.	33,000	315,480

16

#	Peabody Energy Corp.	21,400	535,000
	Penn Virginia Corp.	19,740	406,644
*	Petrohawk Energy Corp.	66,950	1,319,584
*	Petroleum Development Corp.	12,000	207,000
* #	PetroQuest Energy, Inc.	10,773	68,193
*	PHI, Inc. Non-Voting	4,780	57,456
*	PHI, Inc. Voting	365	5,749
*	Pioneer Drilling Co.	14,500	72,065
	Pioneer Natural Resources Co.	38,207	559,350
*	Plains Exploration & Production Co.	25,988	548,867
*	PowerSecure International, Inc.	4,670	18,353
	Precision Drilling Trust	8,769	43,582
*	Pride International, Inc.	43,040	693,805
*	Quest Resource Corp.	6,088	2,374
* #	Quicksilver Resources, Inc.	25,600	177,408
#	Range Resources Corp.	15,210	545,126
* #	Rentech, Inc.	2,200	1,518
	Rowan Companies, Inc.	27,820	352,201
*	Royale Energy, Inc.	400	936
	RPC, Inc.	27,260	202,814
#	Schlumberger, Ltd.	90,400	3,689,224
*	SEACOR Holdings, Inc.	9,800	637,392
#	Smith International, Inc.	15,621	354,597
* #	Southwestern Energy Co.	34,332	1,086,608
	Spectra Energy Corp.	44,090	639,746
#	St. Mary Land & Exploration Co.	18,300	354,105
*	Stone Energy Corp.	13,052	111,986
* #	SulphCo, Inc.	6,300	3,591
#	Sunoco, Inc.	45,900	2,126,088
*	Superior Energy Services, Inc.	17,400	271,092
*	Superior Well Services, Inc.	5,600	51,464
*	Swift Energy Corp.	11,400	174,648
*	Syntroleum Corp.	3,400	2,788
*	T-3 Energy Services, Inc.	3,100	39,525
#	Tesoro Petroleum Corp.	21,520	370,790
*	Teton Energy Corp.	2,100	1,995
*	TETRA Technologies, Inc.	20,900	108,471
*	TGC Industries, Inc.	6,509	14,841
	The Williams Companies, Inc.	44,510	629,816
	Tidewater, Inc.	26,025	1,082,900
* #	Toreador Resources Corp.	7,438	17,702
*	Trico Marine Services, Inc.	5,480	34,086
* #	Tri-Valley Corp.	2,800	3,780
* #	TXCO Resources, Inc.	12,636	20,344
*	Union Drilling, Inc.	7,428	34,020
* #	Unit Corp.	20,200	503,788
*	Uranium Resources, Inc.	6,850	4,754
#	USEC, Inc.	34,025	173,187
*	VAALCO Energy, Inc.	19,778	148,533
	Valero Energy Corp.	55,430	1,336,972
* #	Venoco, Inc.	7,005	20,805
* #	Verenium Corp.	3,700	4,551
	W&T Offshore, Inc.	25,100	315,507
*	Warren Resources, Inc.	14,300	25,740
* #	Weatherford International, Ltd.	53,580	590,987

17

	Western Refining, Inc.	24,900	290,334
*	Westmoreland Coal Co.	2,866	26,224
*	Whiting Petroleum Corp.	13,000	377,000
#	World Fuel Services Corp.	8,679	293,090
#	XTO Energy, Inc.	92,437	3,428,488
Total Energy			132,654,606

Financials — (10.9%)
*	1st Constitution Bancorp	1,021	7,141
	1st Source Corp.	11,607	206,605
	21st Century Holding Co.	2,688	11,343
	Abigail Adams National Bancorp, Inc.	413	785
	Abington Bancorp, Inc.	12,718	89,662
	Access National Corp.	3,155	13,409
	Advance America Cash Advance Centers, Inc.	12,020	16,948
	Advanta Corp. Class A	3,285	1,971
	Advanta Corp. Class B	4,345	3,389
*	Affiliated Managers Group, Inc.	6,700	269,273
	Affirmative Insurance Holdings, Inc.	3,625	5,292
#	AFLAC, Inc.	49,958	1,159,525
* #	Allegheny Corp.	2,703	736,378
	Alliance Bancorp, Inc. of Pennsylvania	167	1,329
	Alliance Financial Corp.	705	13,120
	Allstate Corp.	77,620	1,682,025
*	Alphatec Holdings, Inc.	11,903	25,830
	Amcore Financial, Inc.	7,901	10,982
	Ameriana Bancorp	456	2,207
	American Bancorp of New Jersey, Inc.	4,347	46,339
#	American Capital, Ltd.	41,555	118,847
	American Equity Investment Life Holding Co.	11,550	77,269
	American Express Co.	114,873	1,921,825
	American Financial Group, Inc.	41,276	700,866
*	American Independence Corp.	1,861	7,760
	American National Bankshares, Inc.	2,256	34,991
	American National Insurance Co.	8,302	463,667
#	American Physicians Capital, Inc.	3,295	140,103
	American River Bankshares	2,147	21,470
*	American Spectrum Realty, Inc.	96	1,992
#	American West Bancorporation	5,283	3,962
* #	AmeriCredit Corp.	44,200	208,182
	Ameriprise Financial, Inc.	23,372	470,946
	Ameris Bancorp	6,000	45,960
*	Amerisafe, Inc.	7,200	134,856
#	AmeriServe Financial, Inc.	8,236	15,072
	AmTrust Financial Services, Inc.	19,364	158,978
#	Anchor Bancorp Wisconsin, Inc.	6,615	13,362
	AON Corp.	44,600	1,652,430
*	Argo Group International Holdings, Ltd.	15,739	489,640
	Arrow Financial Corp.	4,003	94,231
	Asset Acceptance Capital Corp.	13,875	58,136
	Associated Banc-Corp.	48,580	760,277
	Assurant, Inc.	28,691	757,442
#	ASTA Funding, Inc.	3,100	5,518
#	Astoria Financial Corp.	48,278	438,364
*	Atlantic American Corp.	2,737	2,628

18

	Atlantic Coast Federal Corp.	1,871	7,989
	Auburn National Bancorporation, Inc.	110	2,200
* #	B of I Holding, Inc.	1,219	5,485
	Baldwin & Lyons, Inc. Class A	327	5,216
	Baldwin & Lyons, Inc. Class B	3,628	60,914
	BancFirst Corp.	9,839	350,465
	Banco Santander SA Sponsored ADR	18,691	146,545
	Bancorp Rhode Island, Inc.	1,530	30,019
	BancorpSouth, Inc.	33,180	627,102
	BancTrust Financial Group, Inc.	8,405	74,552
	Bank Mutual Corp.	23,920	211,214
	Bank of America Corp.	842,547	5,543,959
	Bank of Commerce Holdings	1,256	4,961
*	Bank of Florida Corp.	4,129	12,759
	Bank of Granite Corp.	5,864	18,413
#	Bank of Hawaii Corp.	18,550	665,388
	Bank of New York Mellon Corp.	114,458	2,946,149
#	Bank of the Ozarks, Inc.	6,000	136,140
#	BankAtlantic Bancorp, Inc.	2,900	6,728
	BankFinancial Corp.	10,671	102,762
#	BankUnited Financial Corp. Class A	3,700	962
	Banner Corp.	8,438	26,580
	Bar Harbor Bankshares	1,075	27,391
#	BB&T Corp.	86,158	1,705,067
	BCB Bancorp, Inc.	840	7,980
*	BCSB Bancorp, Inc.	552	4,402
*	Beach First National Bancshares, Inc.	1,100	2,992
*	Beneficial Mutual Bancorp, Inc.	3,839	36,778
	Benjamin Franklin Bancorp, Inc.	2,907	31,454
	Berkshire Bancorp, Inc.	1,000	4,790
	Berkshire Hills Bancorp, Inc.	5,932	139,521
*	Beverly Hills Bancorp, Inc.	1,092	133
	Beverly National Corp.	522	7,373
	BGC Partners, Inc. Class A	11,900	28,679
#	BlackRock, Inc.	12,547	1,365,114
*	BNCCORP, Inc.	409	2,863
#	BOK Financial Corp.	24,379	909,337
#	Boston Private Financial Holdings, Inc.	24,544	115,602
*	Broadpoint Securities Group, Inc.	25,727	57,886
	Brookline Bancorp, Inc.	29,617	286,396
	Brooklyn Federal Bancorp, Inc.	2,293	28,502
#	Brown & Brown, Inc.	48,069	919,560
	Brunswick Bancorp	40	353
	Bryn Mawr Bank Corp.	1,847	34,317
	C&F Financial Corp.	721	10,815
	Cadence Financial Corp.	4,323	18,719
	California First National Bancorp	2,174	17,783
	Camco Financial Corp.	900	1,701
#	Camden National Corp.	2,410	56,153
	Capital Bank Corp.	2,288	9,724
#	Capital City Bank Group, Inc.	6,368	102,015
	Capital Corp. of the West	2,500	1,925
	Capital One Financial Corp.	65,026	1,030,012
	Capital Properties, Inc.	300	2,160
* ●	Capital Properties, Inc. Class B	300	—

19

	Capital Southwest Corp.	1,561	143,081
#	Capitol Bancorp, Ltd.	7,900	47,479
#	Capitol Federal Financial	16,129	667,741
	Cardinal Financial Corp.	9,480	52,614
	Carrollton Bancorp	331	2,059
	Carver Bancorp, Inc.	200	972
	Cascade Financial Corp.	2,700	8,397
#	Cash America International, Inc.	14,100	257,748
#	Cathay General Bancorp	23,967	304,381
*	CB Richard Ellis Group, Inc.	12,700	45,720
	Center Bancorp, Inc.	5,572	40,731
	Center Financial Corp.	6,700	32,160
	Centerstate Banks of Florida, Inc.	3,123	42,598
	Central Bancorp, Inc.	62	304
*	Central Jersey Bancorp	1,319	8,916
	Central Pacific Financial Corp.	23,265	156,573
	Central Virginia Bankshares, Inc.	747	3,713
	Centrue Financial Corp.	1,244	6,531
	Century Bancorp, Inc. Class A	599	10,093
	CFS Bancorp, Inc.	1,100	2,574
	Charter Financial Corp.	1,425	11,842
	Chemical Financial Corp.	11,504	262,291
*	Chicopee Bancorp, Inc.	3,096	34,397
	Chubb Corp.	58,207	2,478,454
	Cincinnati Financial Corp.	57,230	1,255,054
#	CIT Group, Inc.	24,506	68,372
#	Citigroup, Inc.	223,545	793,585
	Citizens Community Bancorp, Inc.	1,300	8,944
	Citizens First Bancorp, Inc.	1,640	2,050
	Citizens Holding Co.	600	12,297
	Citizens Republic Bancorp, Inc.	25,133	28,903
	Citizens South Banking Corp.	2,141	8,821
* #	Citizens, Inc.	16,103	131,239
#	City Holding Co.	7,598	195,345
#	City National Corp.	20,160	697,738
	Clifton Savings Bancorp, Inc.	8,898	92,895
	CME Group, Inc.	6,300	1,095,633
	CNA Financial Corp.	90,772	1,055,678
*	CNA Surety Corp.	35,897	594,095
	CNB Financial Corp.	1,300	14,547
#	CoBiz Financial, Inc.	12,664	60,154
	Codorus Valley Bancorp, Inc.	829	6,217
#	Cohen & Steers, Inc.	11,450	123,660
*	Colonial Bankshares, Inc.	579	4,342
#	Colony Bankcorp, Inc.	1,153	9,368
	Columbia Bancorp	1,306	2,037
	Columbia Banking System, Inc.	7,400	65,860
	Comerica, Inc.	58,317	971,561
	Comm Bancorp, Inc.	300	12,300
#	Commerce Bancshares, Inc.	27,356	956,092
	Commercial National Financial Corp.	675	10,624
	Commonwealth Bankshares, Inc.	2,690	16,409
* #	Community Bancorp	2,590	6,993
	Community Bank System, Inc.	21,210	380,719
	Community Capital Corp.	635	3,899

20

	Community Central Bank Corp.	463	905
#	Community Trust Bancorp, Inc.	5,520	154,394
	Community West Bancshares	983	3,686
	Compass Diversified Holdings	11,799	127,547
* #	CompuCredit Corp.	15,700	50,240
*	Conseco, Inc.	133,080	310,076
	Consolidated-Tokoma Land Co.	2,300	66,815
*	Consumer Portfolio Services, Inc.	2,900	1,537
	Cooperative Bankshares, Inc.	764	898
*	Core-Mark Holding Co., Inc.	5,758	105,602
#	Corus Bankshares, Inc.	17,011	18,882
*	Cowen Group, Inc.	5,100	29,325
*	Cowlitz Bancorporation	573	3,352
	Crawford & Co. Class A	4,758	27,644
#	Crawford & Co. Class B	5,480	49,156
*	Crescent Financial Corp.	2,580	9,056
#	Cullen Frost Bankers, Inc.	17,100	748,467
	CVB Financial Corp.	30,088	270,491
*	Dearborn Bancorp, Inc.	1,137	2,234
	Delphi Financial Group, Inc. Class A	16,915	256,601
	Delta Financial Corp.	5,347	—
*	Diamond Hill Investment Group, Inc.	900	46,269
	Dime Community Bancshares	12,200	122,610
	Discover Financial Services	174,876	1,250,363
*	Dollar Financial Corp.	8,882	69,724
	Donegal Group, Inc. Class A	9,974	139,835
	Donegal Group, Inc. Class B	2,067	31,139
* #	E*TRADE Financial Corp.	202,251	230,566
#	East West Bancorp, Inc.	32,546	308,862
	Eastern Insurance Holdings, Inc.	2,557	26,721
	Eastern Virginia Bankshares, Inc.	721	7,142
	Eaton Vance Corp.	14,800	283,272
	ECB Bancorp, Inc.	500	8,237
* #	eHealth, Inc.	7,439	102,807
	EMC Insurance Group, Inc.	4,924	95,624
	Employers Holdings, Inc.	17,591	238,182
*	Encore Bancshares, Inc.	1,600	7,216
*	Encore Capital Group, Inc.	11,400	59,964
	Enterprise Bancorp, Inc.	3	29
	Enterprise Financial Services Corp.	5,877	61,708
	Erie Indemnity Co.	12,993	460,602
	ESB Financial Corp.	4,517	49,687
	ESSA Bancorp, Inc.	8,421	112,336
	Evans Bancorp, Inc.	616	7,928
	Evercore Partners, Inc. Class A	2,400	26,952
*	ExlService Holdings, Inc.	8,557	68,028
*	EZCORP, Inc. Class A	8,922	121,072
#	F.N.B. Corp.	43,701	345,675
	Farmers Capital Bank Corp.	1,757	32,469
	FBL Financial Group, Inc. Class A	9,981	102,904
*	FCStone Group, Inc.	1,800	6,930
#	Federal Agriculture Mortgage Corp. Class C	2,560	8,499
*	Federal Trust Corp.	336	252
#	Federated Investors, Inc.	12,600	245,952
	Fidelity Bancorp, Inc.	209	1,528

21

	Fidelity National Financial, Inc.	76,858	1,123,664
	Fidelity Southern Corp.	1,616	4,832
#	Fifth Third Bancorp	223,862	535,030
#	Financial Federal Corp.	14,561	316,265
	Financial Institutions, Inc.	4,190	35,028
*	First Acceptance Corp.	17,900	50,299
	First Advantage Bancorp	133	1,350
	First American Corp.	41,997	917,214
	First Bancorp	8,931	128,517
	First Bancorp of Indiana, Inc.	96	780
	First Bancorp, Inc.	2,550	40,621
	First Bancshares, Inc.	200	2,598
	First Busey Corp.	15,170	132,737
	First Business Financial Services, Inc.	93	1,172
*	First California Financial Group, Inc.	117	658
* #	First Cash Financial Services, Inc.	10,429	175,416
	First Citizens BancShares, Inc.	3,247	454,125
	First Commonwealth Financial Corp.	24,773	237,573
	First Community Bancshares, Inc.	3,957	68,100
	First Defiance Financial Corp.	2,444	16,790
	First Federal Bancshares of Arkansas, Inc.	2,803	20,322
	First Federal Bankshares, Inc.	600	882
	First Federal of Northern Michigan Bancorp, Inc.	540	648
#	First Financial Bancorp	13,153	106,802
#	First Financial Bankshares, Inc.	3,905	173,343
	First Financial Corp.	4,654	154,280
	First Financial Holdings, Inc.	6,774	102,558
#	First Financial Northwest, Inc.	6,755	58,498
	First Financial Service Corp.	917	9,133
	First Franklin Corp.	197	713
#	First Horizon National Corp.	90,960	865,939
*	First Keystone Financial, Inc.	291	1,906
	First M&F Corp.	1,977	12,257
*	First Marblehead Corp.	10,450	12,017
* #	First Mariner Bancorp, Inc.	300	267
	First Merchants Corp.	9,463	148,380
*	First Mercury Financial Corp.	8,300	91,715
#	First Midwest Bancorp, Inc.	22,984	229,840
* #	First National Bancshares, Inc.	300	657
	First Niagara Financial Group, Inc.	59,540	777,592
	First PacTrust Bancorp, Inc.	823	6,584
	First Place Financial Corp.	3,842	11,027
*	First Regional Bancorp	3,524	11,277
	First Security Group, Inc.	3,995	17,458
#	First South Bancorp, Inc.	3,811	31,288
	First State Bancorporation	5,900	5,782
	First United Corp.	1,938	23,547
	First West Virginia Bancorp, Inc.	247	2,087
	Firstbank Corp.	1,139	7,405
*	FirstCity Financial Corp.	2,702	8,052
	FirstMerit Corp.	30,020	485,423
#	Flagstar Bancorp, Inc.	19,400	11,640
#	Flushing Financial Corp.	11,449	90,676
	FNB United Corp.	3,615	10,592
	Forest City Enterprises, Inc. Class A	11,300	76,388

22

	Forest City Enterprises, Inc. Class B	2,168	15,003
* #	Forestar Group, Inc.	5,240	58,426
*	Fox Chase Bancorp, Inc.	1,835	18,130
*	FPIC Insurance Group, Inc.	4,992	194,339
*	Franklin Credit Management Corp.	550	250
	Franklin Resources, Inc.	24,510	1,186,774
#	Frontier Financial Corp.	12,579	22,265
#	Fulton Financial Corp.	88,179	619,017
*	Fx Real Estate & Entertainment, Inc.	2,233	156
*	GAINSCO, INC.	2,469	3,543
	Gallagher (Arthur J.) & Co.	29,500	695,315
	GAMCO Investors, Inc.	1,950	60,918
	Genworth Financial, Inc.	111,000	257,520
	German American Bancorp, Inc.	5,957	66,123
#	GFI Group, Inc.	15,256	47,904
#	Glacier Bancorp, Inc.	23,244	356,795
#	Great Southern Bancorp, Inc.	5,631	59,689
#	Greene Bancshares, Inc.	4,408	43,595
#	Greenhill & Co., Inc.	6,021	391,485
	Grubb & Ellis Co.	8,947	5,637
	GS Financial Corp.	400	4,856
*	Guaranty Bancorp	19,737	30,000
	Guaranty Federal Bancshares, Inc.	909	5,090
* #	Guaranty Financial Group, Inc.	5,240	8,174
#	Habersham Bancorp	200	708
*	Hallmark Financial Services, Inc.	7,189	55,643
	Hampden Bancorp, Inc.	143	1,238
*	Hampton Roads Bankshares, Inc.	2,613	22,367
#	Hancock Holding Co.	10,803	295,678
	Hanmi Financial Corp.	9,510	18,164
	Hanover Insurance Group, Inc.	25,743	1,040,532
	Harleysville Group, Inc.	9,780	278,143
	Harleysville National Corp.	20,382	189,756
	Harleysville Savings Financial Corp.	1,322	16,181
	Harrington West Financial Group, Inc.	979	1,958
*	Harris & Harris Group, Inc.	11,700	41,067
	Hartford Financial Services Group, Inc.	36,858	485,051
	Hawthorn Bancshares, Inc.	642	9,636
	HCC Insurance Holdings, Inc.	43,671	1,022,338
	Heartland Financial USA, Inc.	6,010	82,758
	Hercules Technology Growth Capital, Inc.	4	26
	Heritage Commerce Corp.	5,467	39,417
	Heritage Financial Corp.	3,585	43,845
	Heritage Financial Group	2,300	19,964
	HF Financial Corp.	730	8,614
*	HFF, Inc.	1,900	4,180
*	Hilltop Holdings, Inc.	27,105	271,050
	Hingham Institution for Savings	262	6,629
	HMN Financial, Inc.	989	2,977
	Home Bancshares, Inc.	7,384	152,037
	Home Federal Bancorp, Inc.	8,994	80,856
	HopFed Bancorp, Inc.	558	5,413
	Horace Mann Educators Corp.	12,300	115,005
	Horizon Bancorp	420	5,250
#	Horizon Financial Corp.	3,875	9,494

23

	Hudson City Bancorp, Inc.	125,304	1,453,526
#	Huntington Bancshares, Inc.	132,360	381,197
	IBERIABANK Corp.	6,512	276,044
	Imperial Capital Bancorp, Inc.	300	276
	Independence Holding Co.	4,809	14,427
#	Independent Bank Corp. (453836108)	8,098	150,137
#	Independent Bank Corp. (453838104)	7,881	12,531
	Indiana Community Bancorp	559	6,658
	Infinity Property & Casualty Corp.	7,832	300,749
	Integra Bank Corp.	6,800	10,948
* #	IntercontinentalExchange, Inc.	5,800	330,194
#	International Bancshares Corp.	19,905	362,669
	Intervest Bancshares Corp.	1,800	6,750
*	Investment Technology Group, Inc.	9,400	203,792
*	Investors Bancorp, Inc.	36,250	387,150
	Investors Capital Holdings, Ltd.	859	1,611
	Investors Title Co.	632	21,232
#	Irwin Financial Corp.	4,700	11,233
	Janus Capital Group, Inc.	42,282	221,980
#	Jefferies Group, Inc.	82,414	951,058
	Jefferson Bancshares, Inc.	1,271	9,812
*	Jesup & Lamont, Inc.	341	188
#	Jones Lang LaSalle, Inc.	9,300	219,573
	JPMorgan Chase & Co.	622,633	15,883,368
* #	KBW, Inc.	11,800	221,604
	Kearny Financial Corp.	31,834	343,489
	Kentucky First Federal Bancorp	436	4,360
	KeyCorp	178,620	1,300,354
	K-Fed Bancorp	4,812	38,496
*	Knight Capital Group, Inc.	33,300	600,399
*	LaBranche & Co., Inc.	800	5,488
	Lakeland Bancorp, Inc.	11,811	92,244
	Lakeland Financial Corp.	4,427	91,196
#	LandAmerica Financial Group, Inc.	2,400	136
	Landmark Bancorp, Inc.	433	7,627
	Legacy Bancorp, Inc.	3,287	32,903
#	Legg Mason, Inc.	32,100	515,526
* #	Leucadia National Corp.	62,229	990,686
#	Life Partners Holdings, Inc.	1,704	64,752
	Lincoln National Corp.	29,044	439,436
*	Liquidity Services, Inc.	9,544	68,049
	LNB Bancorp, Inc.	1,858	10,591
	Loews Corp.	55,929	1,364,668
*	LoopNet, Inc.	10,167	66,085
	LSB Corp.	914	7,166
	LSB Financial Corp.	259	2,823
#	M&T Bank Corp.	42,000	1,634,220
	Macatawa Bank Corp.	5,492	14,883
	MainSource Financial Group, Inc.	10,799	105,506
* #	Markel Corp.	3,434	927,283
*	Market Leader, Inc.	2,700	4,765
*	MarketAxess Holdings, Inc.	14,921	115,190
*	Marlin Business Services, Inc.	2,000	7,940
	Marsh & McLennan Companies, Inc.	48,561	938,684
#	Marshall & Ilsley Corp.	94,563	539,955

24

#	Mastercard, Inc.	10,700	1,452,846
	Mayflower Bancorp, Inc.	100	575
	MB Financial, Inc.	18,063	295,149
* #	MBIA, Inc.	131,236	506,571
#	MBT Financial Corp.	4,816	12,666
	MCG Capital Corp.	10,800	7,344
	Meadowbrook Insurance Group, Inc.	24,245	147,167
	Medallion Financial Corp.	8,800	59,488
#	Mercantile Bancorp, Inc.	2,368	23,680
	Mercantile Bank Corp.	960	4,531
	Mercer Insurance Group, Inc.	2,635	35,862
	Merchants Bancshares, Inc.	2,282	44,613
#	Mercury General Corp.	23,291	902,293
	Meta Financial Group, Inc.	354	3,278
	MetLife, Inc.	123,930	3,560,509
	MetroCorp Bancshares, Inc.	3,008	14,258
	MicroFinancial, Inc.	2,809	6,882
	Mid Penn Bancorp, Inc.	497	9,319
	MidSouth Bancorp, Inc.	1,590	15,343
#	Midwest Banc Holdings, Inc.	8,064	9,435
	MidWestOne Financial Group, Inc.	416	3,536
	Monroe Bancorp	1,119	9,858
#	Moody’s Corp.	21,920	469,526
	Morgan Stanley	153,760	3,110,565
*	Move, Inc.	25,675	43,391
	MutualFirst Financial, Inc.	1,220	8,394
#	Nara Bancorp, Inc.	14,190	83,863
#	National Financial Partners Corp.	11,110	28,553
	National Interstate Corp.	6,653	105,650
#	National Penn Bancshares, Inc.	40,344	390,530
	National Security Group, Inc.	212	1,484
	National Western Life Insurance Co. Class A	500	62,065
	Naugatuck Valley Financial Corp.	57	311
*	Navigators Group, Inc.	10,900	559,606
#	NBT Bancorp, Inc.	21,064	481,102
	Nelnet, Inc. Class A	18,989	262,428
*	New Century Bancorp, Inc.	300	1,470
	New England Bancshares, Inc.	945	6,142
	New Hampshire Thrift Bancshares, Inc.	1,486	11,888
	New Westfield Financial, Inc.	15,250	146,857
#	New York Community Bancorp, Inc.	130,928	1,734,796
	NewAlliance Bancshares, Inc.	53,994	593,394
	NewBridge Bancorp	5,140	11,308
*	Newport Bancorp, Inc.	900	10,359
*	NewStar Financial, Inc.	3,700	10,952
*	Newtek Business Services, Inc.	2,880	734
* #	NexCen Brands, Inc.	8,000	480
*	Nexity Financial Corp.	600	417
	North Central Bancshares, Inc.	200	2,098
	North Valley Bancorp	1,261	4,704
	Northeast Bancorp	200	1,637
	Northeast Community Bancorp, Inc.	3,456	27,130
	Northern Trust Corp.	23,800	1,368,976
	Northfield Bancorp, Inc.	7,764	77,174
	Northrim Bancorp, Inc.	1,902	19,134

25

	Northwest Bancorp, Inc.	16,311	302,732
	Norwood Financial Corp.	340	9,666
#	NYMAGIC, Inc.	3,100	52,886
#	NYSE Euronext, Inc.	76,370	1,680,140
	Ocean Shore Holding Co.	3,004	20,427
	OceanFirst Financial Corp.	4,697	60,216
*	Ocwen Financial Corp.	27,578	245,444
	Odyssey Re Holdings Corp.	27,330	1,285,876
	Ohio Valley Banc Corp.	662	12,479
	Old National Bancorp	23,970	305,138
	Old Republic International Corp.	104,396	1,077,367
#	Old Second Bancorp, Inc.	6,565	58,691
	OneBeacon Insurance Group, Ltd.	12,189	102,997
#	optionsXpress Holding, Inc.	22,583	245,929
*	Oritani Financial Corp.	8,164	121,725
#	PAB Bankshares, Inc.	1,714	6,427
#	Pacific Capital Bancorp	23,359	247,839
	Pacific Continental Corp.	3,171	40,018
	Pacific Mercantile Bancorp	1,900	7,980
*	Pacific Premier Bancorp, Inc.	670	2,412
*	Pacific State Bancorp	500	1,315
#	PacWest Bancorp	17,610	297,785
	Pamrapo Bancorp, Inc.	911	6,341
	Park Bancorp, Inc.	153	656
#	Park National Corp.	5,108	277,109
	Parkvale Financial Corp.	1,154	14,160
	Peapack-Gladstone Financial Corp.	1,517	33,374
* # ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	2,800	406
	Penns Woods Bancorp, Inc.	770	18,461
*	Pennsylvania Commerce Bancorp, Inc.	1,996	40,918
* #	Penson Worldwide, Inc.	10,500	62,790
	Peoples Bancorp of North Carolina	1,583	12,664
	Peoples Bancorp, Inc. (709788202)	470	4,488
	Peoples Bancorp, Inc. (709789101)	5,700	57,399
*	Peoples Community Bancorp	900	180
#	People’s United Financial, Inc.	132,290	2,164,264
* #	PHH Corp.	17,510	193,485
*	PICO Holdings, Inc.	6,986	177,584
	Pinnacle Bancshares, Inc.	200	1,600
*	Pinnacle Financial Partners, Inc.	11,491	271,532
*	Piper Jaffray Companies, Inc.	200	5,742
*	PMA Capital Corp. Class A	7,202	39,683
	PNC Financial Services Group, Inc.	59,001	1,918,713
	Porter Bancorp, Inc.	3,073	37,644
* #	Portfolio Recovery Associates, Inc.	5,711	134,722
	Preferred Bank	2,512	13,992
	Premier Financial Bancorp, Inc.	1,067	6,509
	Presidential Life Corp.	700	6,769
	Princeton National Bancorp, Inc.	1,222	21,996
	Principal Financial Group, Inc.	28,320	469,829
#	PrivateBancorp, Inc.	10,600	154,548
*	ProAssurance Corp.	16,800	793,968
* #	Progressive Corp.	65,880	800,442
	Prosperity Bancshares, Inc.	22,634	612,250

26

	Protective Life Corp.	25,000	207,000
	Providence Community Bancshares, Inc.	200	1,300
	Provident Bankshares Corp.	16,210	104,068
	Provident Financial Holdings, Inc.	5,035	22,657
#	Provident Financial Services, Inc.	29,408	321,429
	Provident New York Bancorp	21,271	202,074
	Prudential Bancorp, Inc. of Pennsylvania	2,615	27,405
	Prudential Financial, Inc.	42,250	1,087,937
	PSB Holdings, Inc.	1,100	4,400
	Pulaski Financial Corp.	3,035	21,700
	QC Holdings, Inc.	6,181	26,269
	Radian Group, Inc.	10,110	32,554
	Rainier Pacific Financial Group, Inc.	2,107	3,477
#	Raymond James Financial, Inc.	47,383	877,059
#	Regions Financial Corp.	251,366	869,726
#	Reinsurance Group of America, Inc.	30,929	1,102,000
	Renasant Corp.	11,227	135,959
#	Republic Bancorp, Inc. Class A	4,638	83,484
*	Republic First Bancorp, Inc.	2,966	22,304
	Resource America, Inc.	5,258	21,453
*	Rewards Network, Inc.	9,155	24,169
	Riverview Bancorp, Inc.	2,680	9,246
#	RLI Corp.	6,657	376,054
	Rockville Financial, Inc.	7,078	80,831
	Roma Financial Corp.	10,148	115,484
	Rome Bancorp, Inc.	2,945	22,883
	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	6,031
	Rurban Financial Corp.	1,124	8,767
#	S&T Bancorp, Inc.	15,966	406,015
	S.Y. Bancorp, Inc.	5,051	115,062
	Safety Insurance Group, Inc.	8,200	287,164
	Salisbury Bancorp, Inc.	416	9,880
	Sanders Morris Harris Group, Inc.	10,309	42,885
	Sandy Spring Bancorp, Inc.	8,195	115,713
	SCBT Financial Corp.	3,875	104,082
	Schwab (Charles) Corp.	104,788	1,424,069
*	Seabright Insurance Holdings	10,922	113,261
	Seacoast Banking Corp. of Florida	6,953	31,914
#	Security Bank Corp.	8,411	6,729
*	Security National Financial Corp. Class A	705	1,566
	SEI Investments Co.	18,436	233,584
	Selective Insurance Group, Inc.	26,233	402,677
	Shore Bancshares, Inc.	1,961	33,768
	SI Financial Group, Inc.	3,283	20,519
#	Siebert Financial Corp.	3,562	5,450
#	Sierra Bancorp	3,741	45,827
* #	Signature Bank	12,954	332,788
	Simmons First National Corp. Class A	4,828	118,962
* #	SLM Corp.	135,930	1,556,398
#	Smithtown Bancorp, Inc.	4,140	57,049
	Somerset Hills Bancorp	1,180	7,245
#	South Financial Group, Inc.	60,000	112,800
	South Street Financial Corp.	300	945
*	Southcoast Financial Corp.	1,754	5,350
	Southern Community Financial Corp.	5,725	20,667

27

*	Southern Connecticut Bancorp, Inc.	400	2,720
*	Southern First Bancshares, Inc.	675	4,084
	Southern Missouri Bancorp, Inc.	243	2,430
	Southside Bancshares, Inc.	4,966	94,453
	Southwest Bancorp, Inc.	7,804	81,786
	Southwest Georgia Financial Corp.	714	6,569
*	Specialty Underwriters’ Alliance, Inc.	300	978
	StanCorp Financial Group, Inc.	16,000	413,120
	State Auto Financial Corp.	14,856	328,318
	State Bancorp, Inc.	7,056	42,336
#	State Street Corp.	42,788	995,677
#	StellarOne Corp.	10,879	141,862
	Sterling Bancorp	11,678	128,692
	Sterling Bancshares, Inc.	37,165	206,637
	Sterling Financial Corp.	17,181	31,785
	Stewart Information Services Corp.	8,700	129,108
*	Stifel Financial Corp.	9,510	333,230
*	Stratus Properties, Inc.	2,756	23,178
#	Student Loan Corp.	5,318	249,627
	Suffolk Bancorp	3,705	113,040
*	Sun American Bancorp	787	236
*	Sun Bancorp, Inc.	8,942	50,612
	SunTrust Banks, Inc.	61,232	750,704
*	Superior Bancorp	1,080	2,959
#	Susquehanna Bancshares, Inc.	45,929	505,219
*	Susser Holdings Corp.	3,215	42,020
	Sussex Bancorp	332	1,577
* #	SVB Financial Group	16,050	333,358
	SWS Group, Inc.	10,000	146,500
	Synovus Financial Corp.	120,350	476,586
#	T. Rowe Price Group, Inc.	27,463	757,430
	Taylor Capital Group, Inc.	3,200	20,448
	TCF Financial Corp.	31,532	390,681
*	TD Ameritrade Holding Corp.	66,400	746,336
	Team Financial, Inc.	400	114
	Teche Holding Co.	157	4,474
*	Tejon Ranch Co.	6,302	137,699
	Temecula Valley Bancorp, Inc.	1,218	1,401
*	Texas Capital Bancshares, Inc.	15,060	170,027
	TF Financial Corp.	652	11,703
	TFS Financial Corp.	86,557	1,113,123
*	The Bancorp, Inc.	1,800	5,562
	The Colonial BancGroup, Inc.	35,383	27,953
	The Goldman Sachs Group, Inc.	60,553	4,888,444
*	The Intergroup Corp.	200	2,390
*	The NASDAQ OMX Group, Inc.	31,093	678,449
	The Phoenix Companies, Inc.	92,900	162,575
	The Savannah Bancorp, Inc.	1,013	9,208
* #	The St. Joe Co.	8,802	211,688
	The Travelers Companies, Inc.	95,692	3,697,539
#	The Wilber Corp.	1,734	12,866
*	thinkorswim Group, Inc.	22,827	171,659
*	Thomas Weisel Partners Group, Inc.	13,296	41,085
#	TIB Financial Corp.	3,708	14,758
*	Tidelands Bancshares, Inc.	957	2,775

28

	TierOne Corp.	2,296	3,697
	Timberland Bancorp, Inc.	1,600	9,392
#	Tompkins Financial Corp.	3,611	181,092
#	Torchmark Corp.	18,860	565,800
	Tower Financial Corp.	350	1,855
#	Tower Group, Inc.	8,200	205,574
	TowneBank	6,527	136,023
*	Tradestation Group, Inc.	14,798	81,537
	Transatlantic Holdings, Inc.	23,339	750,349
*	Tree.com, Inc.	2,054	8,154
#	TriCo Bancshares	5,522	111,213
	TrustCo Bank Corp.	18,305	122,643
	Trustmark Corp.	28,939	587,462
#	U.S. Bancorp	196,815	2,920,735
#	UCBH Holdings, Inc.	30,004	69,909
	UMB Financial Corp.	15,900	615,966
	Umpqua Holdings Corp.	30,542	299,312
*	Unico American Corp.	100	759
	Union Bankshares Corp.	4,449	69,538
	Union Bankshares, Inc.	718	12,899
*	United America Indemnity, Ltd.	4,500	47,610
	United Bancshares, Inc. (909458101)	600	5,721
#	United Bancshares, Inc. (909907107)	15,785	331,327
*	United Capital Corp.	2,765	53,641
#	United Community Banks, Inc.	15,155	78,048
	United Community Financial Corp.	5,432	2,770
	United Financial Bancorp, Inc.	9,596	131,561
	United Fire & Casualty Co.	21,736	435,807
*	United PanAm Financial Corp.	2,900	3,103
#	United Security Bancshares	3,267	26,855
	United Western Bancorp, Inc.	2,704	21,984
#	Unitrin, Inc.	33,978	433,559
	Unity Bancorp, Inc.	723	2,552
*	Universal American Corp.	26,558	262,127
	Universal Insurance Holdings, Inc.	15,180	54,952
	Univest Corp. of Pennsylvania	4,792	109,737
	Unum Group	118,240	1,674,278
#	Valley National Bancorp	38,978	507,494
	ViewPoint Financial Group	9,072	129,457
#	Vineyard National Bancorp Co.	2,497	423
*	Virginia Commerce Bancorp, Inc.	4,848	20,216
*	Virtus Investment Partners, Inc.	920	5,575
	VIST Financial Corp.	1,764	13,353
	W. R. Berkley Corp.	47,249	1,251,154
*	Waccamaw Bankshares, Inc.	220	904
	Waddell & Reed Financial, Inc.	14,800	208,976
	Wainwright Bank & Trust Co.	2,570	19,738
	Washington Banking Co.	1,710	14,774
#	Washington Federal, Inc.	44,131	541,929
#	Washington Trust Bancorp, Inc.	6,009	98,307
*	Waterstone Financial, Inc.	11,672	28,830
	Wayne Savings Bancshares, Inc.	555	3,885
#	Webster Financial Corp.	22,543	94,230
#	Wells Fargo & Co.	447,875	8,464,837
	Wesbanco, Inc.	13,249	273,724

29

	Wesco Financial Corp.	1,389	418,936
#	West Bancorporation	6,287	50,925
	West Coast Bancorp	4,803	14,265
	Westamerica Bancorporation	6,804	290,735
* #	Western Alliance Bancorp	15,514	118,062
#	Westwood Holdings Group, Inc.	1,214	33,701
	White Mountains Insurance Group, Ltd.	3,700	893,550
	Whitney Holding Corp.	34,900	453,351
#	Wilmington Trust Corp.	24,800	339,512
#	Wilshire Bancorp, Inc.	11,173	76,647
*	Wilshire Enterprises, Inc.	100	96
#	Wintrust Financial Corp.	12,200	163,114
* #	World Acceptance Corp.	10,367	198,528
	WSB Holdings, Inc.	1,227	3,252
	WVS Financial Corp.	803	12,989
#	Yadkin Valley Financial Corp.	5,776	53,081
	Zenith National Insurance Corp.	18,764	526,143
#	Zions Bancorporation	41,760	623,059
*	ZipRealty, Inc.	8,818	25,484
Total Financials			187,396,130

Health Care — (11.1%)
*	A.D.A.M., Inc.	1,515	4,886
* #	Abaxis, Inc.	7,492	118,523
	Abbott Laboratories	168,955	9,366,865
*	ABIOMED, Inc.	7,033	94,875
* #	Abraxis Bioscience, Inc.	2,755	191,225
*	Acadia Pharmaceuticals, Inc.	5,900	5,959
*	Accelr8 Technology Corp.	362	793
*	Accelrys, Inc.	10,694	40,423
* #	Accentia Biopharmaceuticals, Inc.	4,200	714
* #	Accuray, Inc.	16,521	102,100
*	Achillion Pharmaceuticals, Inc.	2,700	3,078
* #	Acorda Therapeutics, Inc.	5,800	142,274
*	Adeona Pharmaceuticals, Inc.	1,700	323
*	Adolor Corp.	14,400	28,800
*	Advanced Life Sciences Holdings, Inc.	3,264	1,012
* #	Advanced Medical Optics, Inc.	21,500	472,355
*	ADVENTRX Pharmaceuticals, Inc.	8,768	877
	Aetna, Inc.	75,322	2,334,982
*	Affymax, Inc.	2,700	35,100
*	Affymetrix, Inc.	23,600	75,048
*	Air Methods Corp.	6,200	120,900
*	Akorn, Inc.	10,281	22,927
*	Albany Molecular Research, Inc.	6,780	58,105
*	Alexion Pharmaceuticals, Inc.	7,800	287,586
*	Alexza Pharmaceuticals, Inc.	9,735	28,134
* #	Align Technology, Inc.	12,429	97,941
* #	Alkermes, Inc.	33,269	381,595
#	Allergan, Inc.	32,620	1,243,474
*	Alliance Imaging, Inc.	12,400	109,864
*	Allied Healthcare International, Inc.	9,075	8,984
*	Allied Healthcare Products, Inc.	1,117	4,792
*	Allion Healthcare, Inc.	10,027	45,823
*	Allos Therapeutics, Inc.	9,600	75,168

30

	Allscripts-Misys Healthcare Solutions, Inc.	27,051	227,769
* #	Almost Family, Inc.	2,102	64,826
* #	Alnylam Pharmaceuticals, Inc.	6,415	135,292
* #	AMAG Pharmaceuticals, Inc.	5,155	181,714
* #	Amedisys, Inc.	9,834	405,456
*	America Services Group, Inc.	3,955	45,087
*	American Dental Partners, Inc.	3,647	24,471
*	American Medical Systems Holdings, Inc.	26,836	287,145
*	American Shared Hospital Services	508	813
* #	AMERIGROUP Corp.	14,803	414,040
	AmerisourceBergen Corp.	21,700	788,144
*	Amgen, Inc.	101,485	5,566,452
*	AMICAS, Inc.	13,398	21,504
*	AMN Healthcare Services, Inc.	17,458	118,714
*	Amsurg Corp.	11,600	227,244
*	Amylin Pharmaceuticals, Inc.	8,600	99,416
*	Anadys Pharmaceuticals, Inc.	1,845	9,612
	Analogic Corp.	4,510	112,750
*	Anesiva, Inc.	5,980	2,452
*	AngioDynamics, Inc.	12,968	176,365
*	Anika Therapeutics, Inc.	2,670	10,894
*	Antigenics, Inc.	7,399	2,812
* #	Arca Biopharma, Inc.	110	560
*	Ardea Biosciences, Inc.	1,072	13,346
* #	Arena Pharmaceuticals, Inc.	27,756	114,910
*	Ariad Pharmaceuticals, Inc.	15,925	26,595
*	Arqule, Inc.	10,686	42,210
* #	Array BioPharma, Inc.	9,100	36,400
*	Arrhythmia Research Technology, Inc.	200	460
* #	ArthroCare Corp.	6,400	44,288
*	Aspect Medical Systems, Inc.	6,725	25,555
*	Assisted Living Concepts, Inc.	23,638	93,843
* #	Athenahealth, Inc.	6,200	223,696
*	AtriCure, Inc.	1,700	2,295
	Atrion Corp.	340	27,812
*	ATS Medical, Inc.	22,435	56,761
*	Auxilium Pharmaceuticals, Inc.	5,190	158,606
*	Avalon Pharmaceuticals, Inc.	1,800	612
*	AVANIR Pharmaceuticals Class A	4,200	2,268
* #	AVI BioPharma, Inc.	3,800	3,306
*	Avigen, Inc.	6,500	6,370
#	Bard (C.R.), Inc.	10,600	907,042
	Baxter International, Inc.	48,988	2,873,146
	Beckman Coulter, Inc.	12,466	619,810
	Becton Dickinson & Co.	18,459	1,341,416
*	Bioanalytical Systems, Inc.	400	610
*	BioCryst Pharmaceuticals, Inc.	2,806	5,331
* #	Biogen Idec, Inc.	30,950	1,505,717
*	Bio-Imaging Technologies, Inc.	5,333	17,972
* #	BioLase Technology, Inc.	1,000	720
* #	BioMarin Pharmaceutical, Inc.	17,668	340,286
* #	BioMimetic Therapeutics, Inc.	6,850	55,279
*	Bio-Rad Laboratories, Inc. Class A	6,400	406,656
*	Bio-Rad Laboratories, Inc. Class B	888	57,196
* #	Bio-Reference Laboratories, Inc.	3,400	82,960

31

*	BioSante Pharmaceuticals, Inc.	6,183	9,893
*	BioScrip, Inc.	10,925	18,463
*	BioSphere Medical, Inc.	2,975	8,479
*	Boston Scientific Corp.	248,950	2,208,186
*	Bovie Medical Corp.	4,800	32,400
	Bristol-Myers Squibb Co.	215,508	4,614,026
#	Brookdale Senior Living, Inc.	31,400	213,520
*	Bruker BioSciences Corp.	16,967	68,377
*	BSD Medical Corp.	2,100	6,951
*	Cadence Pharmaceuticals, Inc.	9,300	66,960
*	Caliper Life Sciences, Inc.	15,612	20,139
	Cambrex Corp.	13,461	44,017
*	Candela Corp.	2,000	1,080
*	Cantel Medical Corp.	8,503	127,460
*	Capital Senior Living Corp.	8,509	22,379
*	Caraco Pharmaceutical Laboratories, Ltd.	3,575	16,445
*	Cardiac Science Corp.	12,543	67,356
*	Cardica, Inc.	1,700	5,423
	Cardinal Health, Inc.	55,508	2,089,876
*	CAS Medical Systems, Inc.	2,600	4,810
*	Catalyst Health Solutions, Inc.	12,086	266,134
*	Celera Corp.	38,648	326,189
* #	Celgene Corp.	49,868	2,640,511
*	Cell Genesys, Inc.	4,800	1,152
* #	Celldex Therapeutics, Inc.	2,313	17,186
*	Celsion Corp.	800	1,848
*	Centene Corp.	15,900	281,907
* #	Cephalon, Inc.	5,400	416,772
* #	Cepheid, Inc.	7,700	57,288
* #	Cerner Corp.	11,900	401,268
*	Cerus Corp.	4,600	4,324
* #	Charles River Laboratories International, Inc.	32,090	783,317
	Chemed Corp.	8,400	337,092
	Cigna Corp.	62,752	1,089,375
* #	Clinical Data, Inc.	7,647	59,494
*	Columbia Laboratories, Inc.	12,694	15,233
* #	CombiMatrix Corp.	1,786	13,984
* #	CombinatoRx, Inc.	5,365	3,970
*	Community Health Systems, Inc.	47,561	886,537
	Computer Programs & Systems, Inc.	2,316	58,201
*	Conceptus, Inc.	7,200	103,392
*	CONMED Corp.	14,561	227,880
*	Continucare Corp.	24,500	49,000
#	Cooper Companies, Inc.	15,900	301,623
*	Cornerstone Therapeutics, Inc.	1,213	4,791
*	Corvel Corp.	4,971	87,688
* #	Covance, Inc.	7,300	281,780
* #	Coventry Health Care, Inc.	70,602	1,068,208
* #	CPEX Pharmaceuticals, Inc.	340	2,363
*	Cross Country Healthcare, Inc.	6,500	48,685
*	CryoLife, Inc.	5,900	48,616
* #	Cubist Pharmaceuticals, Inc.	10,600	226,946
*	Curis, Inc.	600	558
*	Cutera, Inc.	6,029	40,455
* #	CV Therapeutics, Inc.	21,892	342,610

32

* #	Cyberonics, Inc.	8,097	124,613
*	Cyclacel Pharmaceuticals, Inc.	2,300	713
*	Cynosure, Inc. Class A	3,100	24,242
* #	Cypress Bioscience, Inc.	14,000	119,000
*	Cytokinetics, Inc.	18,019	38,200
*	Cytomedix, Inc.	900	270
*	Cytori Therapeutics, Inc.	6,500	31,980
	Datascope Corp.	4,640	246,082
* #	DaVita, Inc.	14,900	700,300
	Daxor Corp.	2,013	32,208
*	Dendreon Corp.	17,973	60,569
#	DENTSPLY International, Inc.	10,704	288,045
*	DepoMed, Inc.	7,000	15,120
*	Dexcom, Inc.	2,300	7,429
*	Dialysis Corp. of America	2,038	13,430
*	Digirad Corp.	4,810	4,185
* #	Dionex Corp.	2,500	126,600
*	Discovery Laboratories, Inc.	400	452
*	Durect Corp.	18,393	52,052
*	DUSA Pharmaceuticals, Inc.	800	904
*	Dyax Corp.	20,772	69,794
*	Dynacq Healthcare, Inc.	2,300	8,625
*	Dynavax Technologies Corp.	1,600	1,008
* #	Eclipsys Corp.	19,519	170,986
*	Edwards Lifesciences Corp.	15,600	896,844
	Eli Lilly & Co.	123,744	4,556,254
*	Elite Pharmaceuticals, Inc.	900	63
* #	Emergency Medical Services Corp. Class A	3,250	108,940
*	Emergent Biosolutions, Inc.	12,857	281,954
* #	Emeritus Corp.	12,863	106,377
*	Emisphere Technologies, Inc.	2,600	1,482
* #	Endo Pharmaceuticals Holdings, Inc.	27,400	615,678
*	Endologix, Inc.	10,690	16,997
* #	Enzo Biochem, Inc.	8,900	43,521
* #	Enzon Pharmaceuticals, Inc.	8,334	54,254
*	eResearch Technology, Inc.	14,910	86,329
*	etrials Worldwide, Inc.	1,100	814
*	ev3, Inc.	26,640	144,122
* #	Evotec AG Sponsored ADR	2,477	4,459
*	Exact Sciences Corp.	1,550	2,309
*	Exactech, Inc.	4,900	62,426
*	Exelixis, Inc.	36,526	180,073
*	Express Scripts, Inc.	26,900	1,446,144
*	Facet Biotech Corp.	5,313	32,303
*	Five Star Quality Care, Inc.	6,800	12,988
*	Forest Laboratories, Inc.	34,300	858,872
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	45,559	19,590
*	Genentech, Inc.	67,348	5,471,352
*	Genomic Health, Inc.	3,700	79,180
*	Gen-Probe, Inc.	15,900	715,818
*	Gentiva Health Services, Inc.	18,665	471,851
*	GenVec, Inc.	3,700	1,410
* #	Genzyme Corp.	28,752	1,981,588
* #	Geron Corp.	29,485	231,162
* #	Gilead Sciences, Inc.	99,080	5,030,292

33

*	Greatbatch, Inc.	8,600	200,380
* #	GTx, Inc.	6,229	68,768
*	Haemonetics Corp.	9,400	556,010
* #	Halozyme Therapeutics, Inc.	13,443	77,566
* #	Hana Biosciences, Inc.	1,300	345
*	Hanger Orthopedic Group, Inc.	11,236	153,371
*	Harvard Bioscience, Inc.	11,572	29,740
*	Health Grades, Inc.	6,500	15,210
*	Health Management Associates, Inc.	34,600	55,014
*	Health Net, Inc.	15,340	224,424
* #	HEALTHSOUTH Corp.	31,411	312,225
*	HealthSpring, Inc.	29,031	505,720
*	HealthStream, Inc.	4,180	8,276
*	HealthTronics, Inc.	11,300	20,792
*	Healthways, Inc.	4,800	66,336
* #	Henry Schein, Inc.	18,688	699,492
	Hill-Rom Holdings, Inc.	27,886	392,635
*	Hi-Tech Pharmacal Co., Inc.	3,900	20,904
*	HLTH Corp.	950	10,811
*	HMS Holdings Corp.	10,200	315,690
* #	Hollis-Eden Pharmaceuticals, Inc.	2,500	1,500
* #	Hologic, Inc.	91,896	1,083,454
*	Home Diagnostics, Inc.	5,961	41,608
	Hooper Holmes, Inc.	9,504	2,186
* #	Hospira, Inc.	24,734	615,877
*	Human Genome Sciences, Inc.	31,895	57,730
*	Humana, Inc.	53,881	2,043,706
* #	Hythiam, Inc.	8,900	4,788
*	iBioPharma, Inc.	500	110
*	ICU Medical, Inc.	5,100	155,601
*	Idenix Pharmaceuticals, Inc.	12,347	71,736
*	Idera Pharmaceuticals, Inc.	2,800	19,600
* #	IDEXX Laboratories, Inc.	11,100	364,080
*	IDM Pharma, Inc.	9,865	16,771
*	I-Flow Corp.	8,310	34,154
* #	Illumina, Inc.	16,702	456,967
*	Immtech International, Inc.	1,800	360
*	Immucor, Inc.	9,351	259,116
* #	ImmunoGen, Inc.	11,086	46,229
* #	Immunomedics, Inc.	13,100	15,851
*	Implant Sciences Corp.	744	119
	IMS Health, Inc.	26,400	383,328
*	Incyte Corp.	25,930	75,975
*	Indevus Pharmaceuticals, Inc.	24,105	128,239
*	Infinity Pharmaceuticals, Inc.	5,275	42,833
*	Inovio Biomedical Corp.	5,300	2,650
*	Inspire Pharmaceuticals, Inc.	10,498	39,892
* #	Integra LifeSciences Holdings	10,228	283,725
*	IntegraMed America, Inc.	5,295	37,595
*	Interleukin Genetics, Inc.	1,993	478
* #	InterMune, Inc.	13,267	151,774
* #	Introgen Therapeutics, Inc.	8,196	180
* #	Intuitive Surgical, Inc.	4,400	454,212
	Invacare Corp.	16,400	312,584
*	InVentiv Health, Inc.	10,431	99,512

34

* #	Inverness Medical Innovations, Inc.	39,799	973,882
*	Iridex Corp.	1,100	770
*	IRIS International, Inc.	5,200	51,792
*	Isis Pharmaceuticals, Inc.	17,797	251,472
* #	Isolagen, Inc.	3,110	871
*	ISTA Pharmaceuticals, Inc.	3,928	4,085
*	Javelin Pharmaceuticals, Inc.	3,432	3,878
	Johnson & Johnson	302,166	17,431,957
*	Kendle International, Inc.	4,800	91,680
*	Kensey Nash Corp.	4,821	99,650
* #	Keryx Biopharmaceuticals, Inc.	4,100	793
	Kewaunee Scientific Corp.	300	2,580
*	Kindred Healthcare, Inc.	7,900	107,203
* #	Kinetic Concepts, Inc.	26,699	643,446
*	King Pharmaceuticals, Inc.	100,500	878,370
*	K-V Pharmaceutical Co. Class A	11,183	7,269
*	K-V Pharmaceutical Co. Class B	2,491	3,487
*	La Jolla Pharmaceutical Co.	4,800	10,704
* #	Laboratory Corp. of America Holdings	10,200	603,840
#	Landauer, Inc.	1,684	115,489
*	Langer, Inc.	1,300	650
*	Lannet Co., Inc.	9,079	48,119
	LCA-Vision, Inc.	1,557	3,924
*	LeMaitre Vascular, Inc.	700	1,509
*	Lexicon Pharmaceuticals, Inc.	25,558	30,414
* #	LHC Group, Inc.	6,200	164,982
* #	Life Technologies Corp.	26,610	677,491
* #	LifePoint Hospitals, Inc.	26,217	590,931
*	Ligand Pharmaceuticals, Inc. Class B	19,578	41,505
* #	Lincare Holdings, Inc.	24,117	580,014
* #	Luminex Corp.	16,850	343,235
*	Magellan Health Services, Inc.	18,623	674,525
*	Magyar Bancorp, Inc.	211	1,002
* #	Mannkind Corp.	31,773	112,794
	Martek Biosciences Corp.	12,500	330,625
*	Matrixx Initiatives, Inc.	3,400	58,786
*	Maxygen, Inc.	12,727	108,943
#	McKesson Corp.	21,771	962,278
*	MDRNA, Inc.	1,800	486
* #	Medarex, Inc.	46,669	278,614
*	MedCath Corp.	7,800	49,062
*	Medco Health Solutions, Inc.	54,260	2,437,902
*	Medical Action Industries, Inc.	8,743	75,190
*	Medical Staffing Network Holdings, Inc.	3,200	672
#	Medicis Pharmaceutical Corp. Class A	19,960	278,043
*	Medivation, Inc.	4,500	84,375
*	Mednax, Inc.	11,700	392,769
*	MEDTOX Scientific, Inc.	4,380	27,769
	Medtronic, Inc.	124,872	4,181,963
	Merck & Co., Inc.	230,168	6,571,296
	Merge Healthcare, Inc.	6,000	9,540
	Meridian Bioscience, Inc.	5,450	115,867
*	Merit Medical Systems, Inc.	10,595	163,057
*	Metabasis Therapeutics, Inc.	2,206	1,048
*	Metabolix, Inc.	2,700	22,788

35

*	Metropolitan Health Networks, Inc.	12,359	18,291
* #	Micromet, Inc.	11,097	43,944
*	Micrus Endovascular Corp.	2,916	32,892
* #	MiddleBrook Pharmaceuticals, Inc.	11,202	15,683
* #	Millipore Corp.	5,100	281,316
* #	Minrad International, Inc.	5,915	710
*	Molecular Insight Pharmaceuticals, Inc.	8,396	22,333
* #	Molina Healthcare, Inc.	13,249	232,387
*	Momenta Pharmaceuticals, Inc.	11,400	123,462
*	Monogram Biosciences, Inc.	1,116	3,069
*	MTS Medication Technologies	600	2,256
*	MWI Veterinary Supply, Inc.	4,100	85,813
*	Mylan, Inc.	60,200	682,066
* #	Myriad Genetics, Inc.	9,670	721,092
*	Nabi Biopharmaceuticals	27,300	112,749
*	National Dentex Corp.	1,076	4,196
	National Healthcare Corp.	4,440	202,020
#	National Research Corp.	1,172	26,546
*	Natus Medical, Inc.	9,076	70,248
*	Nektar Therapeutics	24,607	101,135
* #	Neogen Corp.	5,086	133,101
*	Neose Technologies, Inc.	2,117	826
*	Neurocrine Biosciences, Inc.	10,900	36,188
*	Neurogen Corp.	1,900	247
*	Neurometric, Inc.	2,400	4,416
*	NMT Medical, Inc.	1,600	1,600
* #	Northfield Laboratories, Inc.	1,200	972
*	Northstar Neuroscience, Inc.	6,000	11,400
*	Novacea, Inc.	8,500	7,650
* #	NovaMed, Inc.	14,764	43,701
*	Novavax, Inc.	15,521	24,678
*	Noven Pharmaceuticals, Inc.	9,585	95,179
*	NPS Pharmaceuticals, Inc.	15,652	97,668
*	Nutraceutical International Corp.	3,600	31,464
* #	NuVasive, Inc.	6,700	250,178
* #	NxStage Medical, Inc.	8,300	28,469
*	Obagi Medical Products, Inc.	700	4,683
*	Odyssey Healthcare, Inc.	15,816	156,895
	Omnicare, Inc.	46,850	1,309,926
*	Omnicell, Inc.	10,787	84,246
* #	Onyx Pharmaceuticals, Inc.	16,900	514,267
*	Optimer Pharmaceuticals, Inc.	7,101	74,489
*	OraSure Technologies, Inc.	23,312	67,139
*	Orchid Cellmark, Inc.	4,486	2,386
*	Ore Pharmaceuticals, Inc.	804	458
*	Orexigen Therapeutics, Inc.	10,371	41,588
*	Orthologic Corp.	1,400	574
*	Oscient Pharmaceuticals Corp.	1,400	294
* #	OSI Pharmaceuticals, Inc.	10,700	380,920
* #	Osiris Therapeutics, Inc.	10,076	202,024
*	Osteotech, Inc.	3,900	11,856
	Owens & Minor, Inc.	14,700	584,619
*	OxiGENE, Inc.	1,500	945
* #	Pain Therapeutics, Inc.	15,296	101,565
*	Palatin Technologies, Inc.	3,700	370

36

*	Palomar Medical Technologies, Inc.	9,829	86,987
*	Par Pharmaceutical Cos., Inc.	13,951	171,737
*	Parexel International Corp.	15,300	151,317
* #	Patterson Companies, Inc.	10,943	201,242
*	PDI, Inc.	4,700	21,714
#	PDL BioPharma, Inc.	26,567	170,560
*	Penwest Pharmaceuticals Co.	1,000	1,770
	PerkinElmer, Inc.	57,314	723,303
	Perrigo Co.	20,477	601,000
	Pfizer, Inc.	783,318	11,420,776
#	Pharmaceutical Products Development Service, Inc.	10,400	248,456
* #	Pharmanet Development Group, Inc.	5,900	7,729
* #	PharMerica Corp.	11,137	183,092
* #	Phase Forward, Inc.	16,000	216,000
*	PHC, Inc.	1,700	2,023
*	Pozen, Inc.	6,698	48,092
*	Progenics Pharmaceuticals, Inc.	10,531	76,771
*	Prospect Medical Holdings, Inc.	1,100	2,805
*	Providence Service Corp.	4,000	8,600
*	ProxyMed, Inc.	1,683	11
* #	PSS World Medical, Inc.	18,418	292,478
	Psychemedics Corp.	400	2,728
* #	Psychiatric Solutions, Inc.	20,150	523,900
*	QuadraMed Corp.	1,280	7,642
	Quest Diagnostics, Inc.	30,400	1,500,240
*	Questcor Pharmaceuticals, Inc.	9,645	62,210
*	Quidel Corp.	5,100	62,730
* #	Quigley Corp.	3,827	18,178
* #	RadNet, Inc.	7,750	24,800
*	Regeneration Technologies, Inc.	19,258	47,182
*	Regeneron Pharmaceuticals, Inc.	23,895	417,685
*	RegeneRx Biopharmaceuticals, Inc.	846	618
*	RehabCare Group, Inc.	9,200	128,340
*	Repligen Corp.	11,107	45,428
*	Repros Therapeutics, Inc.	3,300	32,934
*	Res-Care, Inc.	14,716	199,402
*	ResMed, Inc.	19,100	762,090
*	Retractable Technologies, Inc.	2,700	2,349
* #	Rigel Pharmaceuticals, Inc.	9,100	63,609
*	Rochester Medical Corp.	4,523	52,286
*	Rockwell Medical Technologies, Inc.	4,104	14,610
*	Salix Pharmaceuticals, Ltd.	17,344	138,752
* #	Sangamo BioSciences, Inc.	5,000	20,750
*	Santarus, Inc.	7,682	12,983
*	Savient Pharmaceuticals, Inc.	6,800	37,672
	Schering-Plough Corp.	180,036	3,161,432
*	SciClone Pharmaceuticals, Inc.	9,500	7,885
*	SCOLR Pharma, Inc.	1,500	1,035
* #	Seattle Genetics, Inc.	12,467	125,792
*	Senomyx, Inc.	9,098	32,298
*	SenoRx, Inc.	2,200	5,500
*	Sepracor, Inc.	33,754	513,061
* #	Sequenom, Inc.	4,592	101,759
*	SeraCare Life Sciences, Inc.	259	277
*	Sirona Dental Systems, Inc.	19,192	230,496

37

*	Skilled Healthcare Group, Inc.	800	6,664
*	Somanetics Corp.	4,982	72,936
*	Somaxon Pharmaceuticals, Inc.	2,500	6,125
*	Sonic Innovations, Inc.	4,100	3,690
*	SonoSite, Inc.	9,200	174,708
	Span-American Medical System, Inc.	561	5,806
*	Spectranetics Corp.	6,400	19,200
* #	Spectrum Pharmaceuticals, Inc.	6,233	8,976
*	SRI/Surgical Express, Inc.	700	980
*	St. Jude Medical, Inc.	37,900	1,378,423
* #	STAAR Surgical Co.	8,750	17,063
* #	StemCells, Inc.	6,700	18,090
* #	Stereotaxis, Inc.	12,999	33,147
#	Steris Corp.	18,324	487,418
*	Strategic Diagnostics, Inc.	7,636	7,254
	Stryker Corp.	42,848	1,809,900
*	Sun Healthcare Group, Inc.	21,211	240,321
*	Sunrise Senior Living, Inc.	14,579	17,495
*	SuperGen, Inc.	8,900	20,559
* #	SurModics, Inc.	3,452	68,453
*	Symmetry Medical, Inc.	18,386	125,944
*	Synovis Life Technologies, Inc.	4,300	70,047
* #	Synta Pharmaceuticals Corp.	5,121	45,065
*	Targacept, Inc.	7,405	15,402
#	Techne Corp.	6,200	371,814
* #	Telik, Inc.	7,795	3,742
* #	Tenet Healthcare Corp.	88,900	95,123
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	11,001	455,991
* #	The Medicines Co.	19,600	250,880
*	Theragenics Corp.	9,400	12,126
* #	Theravance, Inc.	18,757	247,217
*	Thermo Fisher Scientific, Inc.	52,980	1,903,571
* #	Thoratec Corp.	15,200	440,344
*	TorreyPines Therapeutics, Inc.	2,600	699
	Trimeris, Inc.	5,148	5,251
* #	Triple-S Management Corp.	3,500	50,365
*	U.S. Physical Therapy, Inc.	4,400	53,680
*	United Therapeutics Corp.	4,300	292,185
	UnitedHealth Group, Inc.	154,705	4,382,793
#	Universal Health Services, Inc.	21,776	824,222
*	Urologix, Inc.	800	440
*	Uroplasty, Inc.	2,100	1,680
	Utah Medical Products, Inc.	1,260	30,605
#	Valeant Pharmaceuticals International	24,302	527,353
* #	Vanda Pharmaceuticals, Inc.	1,200	876
*	Varian Medical Systems, Inc.	12,000	445,560
*	Varian, Inc.	10,594	294,937
*	Vascular Solutions, Inc.	2,500	23,000
* #	VCA Antech, Inc.	28,600	538,252
* #	Vertex Pharmaceuticals, Inc.	19,243	635,981
*	Vical, Inc.	10,710	20,670
* #	ViroPharma, Inc.	22,393	268,716
*	Vital Images, Inc.	7,600	85,956
* #	Vivus, Inc.	24,000	117,840
*	VNUS Medical Technologies	5,000	80,050

38

*	Volcano Corp.	11,930	155,925
*	Waters Corp.	10,100	365,317
*	Watson Pharmaceuticals, Inc.	40,500	1,104,840
*	WebMD Health Corp. Class A	2,848	66,757
*	WellPoint, Inc.	81,879	3,393,885
#	West Pharmaceutical Services, Inc.	7,100	235,862
* #	Wright Medical Group, Inc.	10,100	209,474
	Wyeth	141,295	6,071,446
*	XenoPort, Inc.	4,200	109,704
*	XOMA, Ltd.	400	264
	Young Innovations, Inc.	2,919	45,069
* #	Zila, Inc.	159	30
*	Zimmer Holdings, Inc.	19,526	710,746
* #	Zoll Medical Corp.	7,700	123,277
* #	Zymogenetics, Inc.	15,600	66,300
Total Health Care			190,919,782

Industrials — (9.8%)
*	3-D Systems Corp.	6,834	41,004
	3M Co.	75,535	4,063,028
*	A. T. Cross Co. Class A	2,133	5,503
	A.O. Smith Corp.	10,961	301,208
#	AAON, Inc.	6,932	125,608
* #	AAR Corp.	19,367	351,317
	ABM Industries, Inc.	19,135	284,155
*	ACCO Brands Corp.	300	576
*	Accuride Corp.	6,300	2,331
	Aceto Corp.	9,366	83,732
*	Active Power, Inc.	1,800	936
#	Actuant Corp.	26,400	435,072
#	Acuity Brands, Inc.	13,355	358,849
#	Administaff, Inc.	8,571	180,762
*	Aerosonic Corp.	700	595
* #	AeroVironment, Inc.	5,388	199,679
* #	AGCO Corp.	33,761	718,434
*	Air Transport Services Group, Inc.	6,800	1,632
	Aircastle, Ltd.	12,400	50,592
*	AirTran Holdings, Inc.	55,100	225,910
	Alamo Group, Inc.	3,195	40,097
*	Alaska Air Group, Inc.	16,888	445,168
	Albany International Corp. Class A	8,418	84,264
	Alexander & Baldwin, Inc.	21,149	466,124
* #	Allegiant Travel Co.	4,610	164,854
* #	Alliant Techsystems, Inc.	10,150	820,222
* #	Allied Defense Group, Inc.	3,200	22,048
* #	Altra Holdings, Inc.	13,756	96,705
* #	Amerco, Inc.	8,993	276,535
	American Ecology Corp.	3,900	77,805
#	American Railcar Industries, Inc.	6,830	57,304
*	American Reprographics Co.	13,754	83,624
	American Science & Engineering, Inc.	2,259	176,202
* #	American Superconductor Corp.	5,858	94,782
	American Woodmark Corp.	7,331	110,332
	Ameron International Corp.	4,404	219,539
	Ametek, Inc.	14,200	453,832

39

	Ampco-Pittsburgh Corp.	3,068	56,727
* #	AMR Corp.	77,400	459,756
*	AMREP Corp.	2,800	77,700
*	APAC Customer Services, Inc.	4,911	6,974
	Apogee Enterprises, Inc.	10,300	105,575
* #	Applied Energetics, Inc.	8,900	2,492
	Applied Industrial Technologies, Inc.	20,611	325,448
	Applied Signal Technologies, Inc.	4,710	82,613
*	Argan, Inc.	2,079	23,077
*	Argon ST, Inc.	10,700	204,798
	Arkansas Best Corp.	12,676	296,492
*	Arotech Corp.	901	387
* #	Astec Industries, Inc.	8,270	203,194
*	Astronics Corp.	2,187	16,534
*	Astronics Corp. Class B	221	1,879
*	Atlas Air Worldwide Holding, Inc.	7,146	103,688
*	Avalon Holding Corp. Class A	500	900
#	Avery Dennison Corp.	27,490	666,083
*	Avis Budget Group, Inc.	26,727	18,442
* #	Axsys Technologies, Inc.	2,804	119,731
*	AZZ, Inc.	3,000	67,200
	B.F. Goodrich Co.	43,010	1,662,767
#	Badger Meter, Inc.	5,984	141,163
*	Baker (Michael) Corp.	3,300	115,368
#	Baldor Electric Co.	14,419	202,010
*	Baldwin Technology Co., Inc. Class A	2,900	3,335
#	Barnes Group, Inc.	18,310	206,903
	Barrett Business Services, Inc.	4,562	44,890
* #	BE Aerospace, Inc.	20,300	196,301
* #	Beacon Roofing Supply, Inc.	16,241	206,748
#	Belden, Inc.	16,869	220,309
*	Blount International, Inc.	16,023	134,273
*	BlueLinx Holdings, Inc.	10,228	24,343
#	Boeing Co.	80,988	3,426,602
	Bowne & Co., Inc.	9,330	26,126
#	Brady Co. Class A	23,474	491,076
*	Breeze-Eastern Corp.	1,100	8,580
	Briggs & Stratton Corp.	22,940	339,283
*	BTU International, Inc.	1,432	5,699
#	Bucyrus International, Inc.	15,850	245,675
* #	Builders FirstSource, Inc.	11,550	14,207
	Burlington Northern Santa Fe Corp.	56,145	3,719,606
	C&D Technologies, Inc.	10,000	29,800
#	C.H. Robinson Worldwide, Inc.	18,500	850,630
*	Capstone Turbine Corp.	3,000	2,610
#	Carlisle Companies, Inc.	29,400	548,898
	Cascade Corp.	6,527	149,403
*	Casella Waste Systems, Inc. Class A	6,650	18,354
#	Caterpillar, Inc.	66,626	2,055,412
* #	CBIZ, Inc.	35,174	285,965
	CDI Corp.	7,255	77,774
*	CECO Environmental Corp.	3,500	8,225
*	Celadon Group, Inc.	10,524	82,298
* #	Cenveo, Inc.	3,459	13,663
* #	Ceradyne, Inc.	14,100	321,762

40

	Champion Industries, Inc.	2,818	7,890
*	Channell Commercial Corp.	921	134
*	Chart Industries, Inc.	6,497	54,965
	Chase Corp.	2,531	27,714
	Chicago Rivet & Machine Co.	39	466
	Cintas Corp.	47,000	1,069,250
	CIRCOR International, Inc.	5,725	127,381
#	CLAROC, Inc.	19,616	595,149
*	Clean Harbors, Inc.	4,500	240,795
* #	Coleman Cable, Inc.	5,462	19,117
*	Columbus McKinnon Corp.	6,500	82,680
	Comfort Systems USA, Inc.	14,745	150,841
*	Commercial Vehicle Group, Inc.	6,900	6,900
	CompX International, Inc.	800	4,528
*	COMSYS IT Partners, Inc.	5,800	11,600
*	Consolidated Graphics, Inc.	3,400	54,774
* #	Continental Airlines, Inc.	40,100	540,147
	Con-way, Inc.	22,881	504,068
#	Cooper Industries, Ltd.	52,200	1,404,702
*	Copart, Inc.	15,290	368,336
*	Cornell Companies, Inc.	7,472	114,023
	Corporate Executive Board Co.	6,309	127,442
*	Corrections Corp. of America	40,300	555,334
*	CoStar Group, Inc.	7,400	219,188
* #	Covanta Holding Corp.	23,100	399,399
*	CPI Aerostructures, Inc.	2,216	11,080
*	CRA International, Inc.	5,944	124,883
	Crane Co.	11,763	204,911
* #	Crocs, Inc.	6,700	8,040
	CSX Corp.	62,651	1,814,373
	Cubic Corp.	7,427	201,717
	Cummins, Inc.	56,105	1,345,398
#	Curtiss-Wright Corp.	15,808	510,598
#	Danaher Corp.	31,121	1,740,598
	Deere & Co.	47,164	1,638,477
* #	Delta Air Lines, Inc.	116,800	805,920
#	Deluxe Corp.	9,480	109,304
*	Devcon International Corp.	300	137
	Diamond Management & Technology Consultants, Inc.	8,300	21,580
*	Document Securities Systems, Inc.	1,200	2,208
* #	Dollar Thrifty Automotive Group, Inc.	1,700	1,972
#	Donaldson Co., Inc.	11,687	363,699
*	Double Eagle Petroleum Co.	3,000	17,580
	Dover Corp.	65,000	1,838,200
	Ducommun, Inc.	3,171	60,059
*	DXP Enterprises, Inc.	3,400	46,172
*	Dynamex, Inc.	5,149	57,051
	Dynamic Materials Corp.	3,760	45,646
*	DynCorp International, Inc. Class A	19,035	286,286
#	Eagle Bulk Shipping, Inc.	9,600	51,264
	Eastern Co.	2,006	22,106
#	Eaton Corp.	28,363	1,248,539
	Ecology & Environment, Inc. Class A	959	12,074
	Electro Rent Corp.	13,923	147,584
* #	EMCOR Group, Inc.	25,700	529,163

41

#	Emerson Electric Co.	82,088	2,684,278
#	Encore Wire Corp.	11,540	190,525
* #	Ener1, Inc.	34,062	152,938
* #	Energy Conversion Devices, Inc.	8,200	206,394
*	Energy Focus, Inc.	1,504	1,459
*	EnerSys	16,058	146,288
*	ENGlobal Corp.	7,130	22,103
	Ennis, Inc.	11,020	123,314
*	EnPro Industries, Inc.	9,633	176,284
*	Environmental Tectonics Corp.	871	1,045
	Equifax, Inc.	15,757	389,513
* #	ESCO Technologies, Inc.	7,600	269,344
	Espey Manufacturing & Electronics Corp.	1,389	23,446
*	Esterline Technologies Corp.	13,200	476,388
* #	Evergreen Solar, Inc.	19,700	43,537
*	Exide Technologies	16,482	59,830
#	Expeditors International of Washington, Inc.	30,985	861,693
*	Exponent, Inc.	6,275	153,863
*	ExpressJet Holdings, Inc.	923	1,458
#	EXX, Inc. Class A	1,100	803
#	Fastenal Co.	17,691	604,678
	Federal Signal Corp.	19,810	133,718
	FedEx Corp.	50,029	2,548,477
*	First Advantage Corp.	3,700	47,138
*	First Solar, Inc.	8,800	1,256,640
* #	Flanders Corp.	13,904	56,728
*	Flow International Corp.	6,628	10,273
	Flowserve Corp.	7,000	373,170
#	Fluor Corp.	20,100	781,890
*	Fortune Industries, Inc.	700	294
#	Forward Air Corp.	8,600	174,236
* #	Foster Wheeler, Ltd.	10,900	217,673
	Franklin Electric Co., Inc.	8,300	215,717
	Freightcar America, Inc.	6,310	120,837
*	Frontier Airlines Holdings, Inc.	800	200
	Frozen Food Express Industries, Inc.	1,200	4,944
* #	FTI Consulting, Inc.	11,700	479,817
*	Fuel Tech, Inc.	3,640	36,436
*	FuelCell Energy, Inc.	15,000	57,900
* #	Furmanite Corp.	9,894	36,806
	G & K Services, Inc. Class A	6,200	114,390
*	Gardner Denver Machinery, Inc.	26,090	567,979
	GATX Corp.	24,200	583,220
#	Genco Shipping & Trading, Ltd.	7,300	113,515
	GenCorp, Inc.	17,087	49,552
* #	General Cable Corp.	14,300	235,378
	General Dynamics Corp.	27,306	1,549,069
	General Electric Co.	1,149,240	13,940,281
*	Genesee & Wyoming, Inc.	10,375	281,889
* #	GeoEye, Inc.	8,600	148,350
*	GeoPetro Resources Co.	1,500	1,035
*	Global Cash Access, Inc.	20,391	55,260
#	Gorman-Rupp Co.	5,195	132,992
*	GP Strategies Corp.	6,600	25,806
#	Graco, Inc.	11,300	240,351

42

*	Graftech International, Ltd.	13,400	107,334
	Graham Corp.	2,500	24,900
#	Granite Construction, Inc.	14,880	524,074
	Great Lakes Dredge & Dock Corp.	10,079	33,664
	Greenbrier Companies, Inc.	5,104	28,327
*	Griffon Corp.	29,224	290,779
	Hardinge, Inc.	3,558	15,477
#	Harsco Corp.	40,627	963,672
*	Hawaiian Holdings, Inc.	26,022	105,910
#	Healthcare Services Group, Inc.	10,891	166,850
#	Heartland Express, Inc.	29,200	393,032
	HEICO Corp.	3,800	150,214
	HEICO Corp. Class A	10,222	297,358
#	Heidrick & Struggles International, Inc.	8,300	126,160
*	Henry Bros. Electronics, Inc.	465	2,639
*	Herley Industries, Inc.	2,810	31,303
#	Herman Miller, Inc.	7,200	79,128
* #	Hexcel Corp.	18,900	156,681
*	Hill International, Inc.	9,323	51,277
	Hi-Shear Technology Corp.	1,000	9,000
	HNI Corp.	13,128	173,421
* #	Hoku Scientific, Inc.	9,818	25,036
#	Honeywell International, Inc.	50,300	1,650,343
	Horizon Lines, Inc. Class A	5,400	18,576
#	Houston Wire & Cable Co.	5,233	37,416
*	HQ Sustainable Maritime Industries, Inc.	4,481	32,039
*	Hub Group, Inc. Class A	12,900	292,830
	Hubbell, Inc. Class A	1,107	32,823
#	Hubbell, Inc. Class B	16,600	514,600
*	Hudson Highland Group, Inc.	8,160	20,074
*	Hurco Companies, Inc.	1,800	25,524
* #	Huron Consulting Group, Inc.	1,600	79,968
*	Huttig Building Products, Inc.	2,588	906
* #	ICF International, Inc.	4,540	107,734
*	ICT Group, Inc.	5,262	20,417
#	IDEX Corp.	41,160	930,628
*	IHS, Inc.	15,130	662,694
*	II-VI, Inc.	10,600	199,598
#	Illinois Tool Works, Inc.	36,134	1,180,136
* #	Ingersoll-Rand Co., Ltd. Class A	318	5,155
*	InnerWorkings, Inc.	13,049	43,192
*	Innotrac Corp.	1,251	1,401
	Innovative Solutions & Support, Inc.	10,600	32,966
* #	Insituform Technologies, Inc. Class A	10,700	200,732
	Insteel Industries, Inc.	6,728	51,806
* #	Integrated Electrical Services, Inc.	5,398	44,641
*	InterDigital, Inc.	7,806	252,368
*	Interline Brands, Inc.	15,900	127,200
	International Shipholding Corp.	2,001	43,022
*	Intersections, Inc.	5,807	21,602
#	ITT Industries, Inc.	31,971	1,447,647
#	J.B. Hunt Transport Services, Inc.	12,900	287,283
* #	Jacobs Engineering Group, Inc.	10,476	405,107
* #	JetBlue Airways Corp.	172,533	971,361
	John Bean Technologies Corp.	2,744	26,617

43

#	Joy Global, Inc.	9,306	193,844
*	Kadant, Inc.	4,600	46,184
	Kaman Corp. Class A	10,995	209,895
* #	Kansas City Southern	40,595	737,205
#	Kaydon Corp.	6,932	188,550
	KBR, Inc.	17,899	253,450
	Kelly Services, Inc. Class A	25,400	230,124
	Kelly Services, Inc. Class B	319	4,482
*	Kenexa Corp.	8,676	58,910
#	Kennametal, Inc.	34,700	556,588
*	Key Technology, Inc.	1,670	22,144
*	Kforce, Inc.	18,727	117,044
*	Kirby Corp.	18,168	435,669
	Knight Transportation, Inc.	32,700	436,218
#	Knoll, Inc.	13,006	88,701
* #	Korn/Ferry International	22,600	212,440
* #	K-Tron International, Inc.	664	47,615
*	L.B. Foster Co. Class A	3,865	101,997
	L.S. Starrett Co. Class A	1,841	27,689
	L-3 Communications Holdings, Inc.	19,600	1,548,792
*	LaBarge, Inc.	10,022	110,944
*	Ladish Co., Inc.	8,664	98,510
	Landstar System, Inc.	10,000	358,700
	Lawson Products, Inc.	2,944	56,289
* #	Layne Christensen Co.	7,235	114,168
*	Learning Tree International, Inc.	5,412	47,517
*	LECG Corp.	7,283	23,815
#	Lennox International, Inc.	14,400	404,784
*	LGL Group, Inc.	300	465
#	Lincoln Electric Holdings, Inc.	13,400	551,678
#	Lindsay Corp.	2,000	52,000
*	LMI Aerospace, Inc.	4,600	51,934
	Lockheed Martin Corp.	43,694	3,584,656
	LSI Industries, Inc.	17,359	78,983
*	Lydall, Inc.	234	863
*	M&F Worldwide Corp.	6,351	67,321
*	Mac-Gray Corp.	3,058	19,801
*	Magnetek, Inc.	5,000	10,000
* ●	MAIR Holdings, Inc. Escrow Shares	300	141
*	Manitex International, Inc.	2,000	2,120
#	Manpower, Inc.	30,590	870,591
*	Marten Transport, Ltd.	10,900	192,494
#	Masco Corp.	128,100	1,001,742
	McGrath Rentcorp	12,898	270,471
* #	Media Sciences International, Inc.	520	192
*	Medialink Worldwide, Inc.	500	45
* #	Medis Technologies, Ltd.	1,800	900
*	Merrimac Industries, Inc.	601	1,352
* #	Mesa Air Group, Inc.	2,500	375
*	Metalline Mining Co.	600	210
#	Met-Pro Corp.	9,486	103,967
*	Mettler Toledo International, Inc.	5,600	372,848
*	MFRI, Inc.	1,800	8,856
*	Microvision, Inc.	3,200	5,120
* #	Middleby Corp.	6,381	147,784

44

*	Miller Industries, Inc.	3,846	21,076
#	Mine Safety Appliances Co.	12,620	247,604
*	Misonix, Inc.	700	756
*	Mobile Mini, Inc.	15,712	198,600
*	Modtech Holdings, Inc.	1,089	5
*	Monster Worldwide, Inc.	49,661	457,378
*	Moog, Inc. Class A	17,752	531,850
*	Moog, Inc. Class B	1,208	37,158
#	MSC Industrial Direct Co., Inc. Class A	15,173	519,827
	Mueller Industries, Inc.	18,572	373,669
	Mueller Water Products, Inc.	42,496	287,698
	Multi-Color Corp.	3,977	43,747
	NACCO Industries, Inc. Class A	2,775	88,772
*	Nashua Corp.	807	2,445
	National Technical Systems, Inc.	4,813	19,252
* #	Navigant Consulting, Inc.	18,022	258,255
*	NCI Building Systems, Inc.	7,655	88,721
#	Nordson Corp.	11,650	351,947
#	Norfolk Southern Corp.	60,757	2,330,639
*	North America Galvanizing & Coatings, Inc.	7,600	28,424
	Northrop Grumman Corp.	56,673	2,727,105
*	Old Dominion Freight Line, Inc.	13,750	344,850
	Omega Flex, Inc.	3,648	56,909
*	On Assignment, Inc.	13,900	64,357
* #	Orbital Sciences Corp.	22,895	383,949
	Oshkosh Truck Corp. Class B	21,600	155,952
* #	Owens Corning, Inc.	68,000	907,120
*	P.A.M. Transportation Services, Inc.	3,500	17,500
#	Paccar, Inc.	29,018	765,785
	Pacer International, Inc.	10,978	94,411
	Pall Corp.	8,200	213,774
*	Paragon Technologies, Inc.	400	972
	Parker Hannifin Corp.	55,850	2,134,029
*	Park-Ohio Holdings Corp.	6,029	22,187
*	Patrick Industries, Inc.	1,003	557
*	Patriot Transportation Holding, Inc.	770	52,984
	Pentair, Inc.	34,762	795,007
*	Perini Corp.	7,639	159,273
*	PGT, Inc.	5,900	5,888
*	Pike Electric Corp.	16,532	185,985
*	Pinnacle Airlines Corp.	9,721	19,442
	Pitney Bowes, Inc.	15,232	339,064
*	Plug Power, Inc.	9,145	8,231
* #	PMFG, Inc.	2,581	18,067
	Portec Rail Products, Inc.	2,668	19,423
*	Powell Industries, Inc.	3,700	88,356
*	Power-One, Inc.	21,144	21,567
	Precision Castparts Corp.	12,361	802,847
	Preformed Line Products Co.	1,549	45,479
* #	Protection One, Inc.	7,362	20,982
	Providence & Worcester Railroad Co.	595	8,125
*	Quality Distribution, Inc.	5,793	13,498
	Quanex Building Products Corp.	7,759	65,874
* #	Quanta Services, Inc.	45,131	964,901
	Quixote Corp.	3,502	14,743

45

	R. R. Donnelley & Sons Co.	81,266	793,156
#	Raven Industries, Inc.	7,253	158,188
	Raytheon Co.	48,220	2,440,896
* #	RBC Bearings, Inc.	7,465	136,460
*	RCM Technologies, Inc.	1,888	2,275
#	Regal-Beloit Corp.	15,226	517,075
*	Republic Airways Holdings, Inc.	7,510	61,507
	Republic Services, Inc.	84,250	2,178,705
*	Resources Connection, Inc.	17,104	247,495
	Robbins & Myers, Inc.	7,531	130,211
#	Robert Half International, Inc.	25,759	436,615
#	Rockwell Automation, Inc.	9,700	252,588
	Rockwell Collins, Inc.	15,540	585,547
	Rollins, Inc.	19,075	297,570
#	Roper Industries, Inc.	23,814	979,708
*	Rush Enterprises, Inc. Class A	12,700	115,570
*	Rush Enterprises, Inc. Class B	2,881	25,439
	Ryder System, Inc.	26,300	888,414
*	Saia, Inc.	200	2,138
	Schawk, Inc.	13,395	109,035
* #	School Specialty, Inc.	8,838	145,827
	Servidyne, Inc.	115	252
	Servotronics, Inc.	389	2,266
* #	Shaw Group, Inc.	12,616	350,725
*	SIFCO Industries, Inc.	610	3,733
	Simpson Manufacturing Co., Inc.	16,261	326,358
	SkyWest, Inc.	46,330	725,065
*	SL Industries, Inc.	4,724	28,344
	Southwest Airlines Co.	293,338	2,062,166
*	Sparton Corp.	1,599	2,990
*	Spherion Corp.	1,700	2,431
*	Spherix, Inc.	800	360
* #	Spire Corp.	3,300	16,203
	SPX Corp.	7,600	320,036
* #	Standard Parking Corp.	6,550	125,367
#	Standard Register Co.	8,233	59,854
	Standex International Corp.	6,250	95,938
*	Stanley, Inc.	9,500	287,470
	Steelcase, Inc. Class A	42,310	182,779
*	Stericycle, Inc.	13,505	660,665
*	Sterling Construction Co., Inc.	5,376	96,338
#	Sun Hydraulics, Inc.	3,829	58,967
	Supreme Industries, Inc.	2,169	2,603
	Sypris Solutions, Inc.	5,200	6,604
	TAL International Group, Inc.	13,396	140,390
*	Taleo Corp. Class A	3,400	28,662
*	Taser International, Inc.	18,305	92,806
*	Team, Inc.	2,700	53,325
	Tech/Ops Sevcon, Inc.	613	1,404
	Technology Research Corp.	800	1,480
	Tecumseh Products Co. Class A	5,400	44,280
*	Tecumseh Products Co. Class B	1,327	10,881
*	Teledyne Technologies, Inc.	13,369	372,594
	Teleflex, Inc.	20,018	1,064,557
*	TeleTech Holdings, Inc.	17,380	140,604

46

#	Tennant Co.	9,300	125,922
* #	Terex Corp.	26,000	307,840
*	Tetra Tech, Inc.	14,700	341,481
#	Textron, Inc.	15,400	139,062
*	The Advisory Board Co.	3,200	56,000
	The Brink’s Co.	23,100	610,533
	The Dun & Bradstreet Corp.	5,300	402,800
*	The GEO Group, Inc.	19,165	283,642
#	The Manitowoc Co., Inc.	10,400	57,200
*	Thomas & Betts Corp.	26,800	573,252
*	Thomas Group, Inc.	791	396
	Timken Co.	41,675	620,541
	Titan International, Inc.	8,875	68,870
	Todd Shipyards Corp.	2,138	29,932
	Toro Co.	9,000	266,490
*	Trailer Bridge, Inc.	3,541	12,783
* #	TransDigm Group, Inc.	18,175	619,404
*	TRC Companies, Inc.	8,126	23,647
	Tredegar Industries, Inc.	12,571	207,422
*	Trex Co., Inc.	5,700	84,303
#	Trinity Industries, Inc.	35,300	406,303
	Triumph Group, Inc.	8,248	373,469
*	TRM Corp.	700	107
*	TrueBlue, Inc.	16,828	143,038
*	Tufco Technologies, Inc.	510	1,765
	Twin Disc, Inc.	8,900	58,473
*	U.S. Home Systems, Inc.	900	1,449
*	UAL Corp.	36,119	340,963
* #	Ultralife Corp.	5,179	41,484
	Union Pacific Corp.	83,020	3,635,446
	United Parcel Service, Inc.	73,837	3,137,334
*	United Rentals, Inc.	22,700	126,666
*	United Stationers, Inc.	11,700	327,717
	United Technologies Corp.	85,635	4,109,624
	Universal Forest Products, Inc.	7,755	162,855
*	Universal Security Instruments, Inc.	266	1,029
*	Universal Truckload Services, Inc.	5,256	64,964
*	UQM Technologies, Inc.	1,100	1,782
*	URS Corp.	29,869	1,017,039
*	US Airways Group, Inc.	37,590	213,135
*	USA Truck, Inc.	5,098	73,513
*	USG Corp.	26,700	173,817
#	Valmont Industries, Inc.	8,300	336,814
	Valpey Fisher Corp.	783	1,139
*	Versar, Inc.	3,338	12,184
	Viad Corp.	10,292	228,791
	Vicor Corp.	11,100	52,392
*	Volt Information Sciences, Inc.	6,950	37,044
	VSE Corp.	1,800	51,768
#	W.W. Grainger, Inc.	7,100	517,945
	Wabash National Corp.	13,700	38,634
	Wabtec Corp.	11,600	347,188
#	Walter Industries, Inc.	8,120	149,733
* #	Waste Connections, Inc.	23,815	691,111
	Waste Management, Inc.	35,940	1,120,969

47

#	Watsco, Inc. Class A	7,730	255,477
	Watsco, Inc. Class B	600	19,800
#	Watson Wyatt Worldwide, Inc.	14,920	693,780
#	Watts Water Technologies, Inc.	15,400	343,112
*	WCA Waste Corp.	5,500	11,715
#	Werner Enterprises, Inc.	35,760	536,400
*	WESCO International, Inc.	12,010	221,224
*	Westaff, Inc.	3,455	3,524
*	Willdan Group, Inc.	2,250	4,208
*	Willis Lease Finance Corp.	2,883	27,216
#	Woodward Governor Co.	24,915	512,502
* #	YRC Worldwide, Inc.	10,800	31,104
Total Industrials			169,417,709

Information Technology — (11.9%)
*	3Com Corp.	309,850	721,951
*	Acacia Research	3,176	10,036
* #	Access Integrated Technologies, Inc.	4,302	2,861
* #	ACI Worldwide, Inc.	12,655	215,008
*	Acme Packet, Inc.	9,999	43,996
*	Actel Corp.	9,553	86,168
*	ActivIdentity Corp.	7,764	17,314
*	Activision Blizzard, Inc.	217,000	1,900,920
*	Actuate Corp.	17,958	63,930
	Acxiom Corp.	38,361	364,813
*	Adaptec, Inc.	61,020	170,246
* #	ADC Telecommunications, Inc.	33,170	168,172
*	ADDvantage Technologies Group, Inc.	600	1,104
*	Adept Technology, Inc.	1,000	2,990
*	Adobe Systems, Inc.	59,592	1,150,722
	Adtran, Inc.	23,523	356,373
*	Advanced Analogic Technologies, Inc.	12,533	37,724
*	Advanced Energy Industries, Inc.	15,510	139,280
* #	Advanced Micro Devices, Inc.	242,800	531,732
*	Advanced Photonix, Inc.	908	953
* #	Advent Software, Inc.	9,039	197,321
*	Aehr Test Systems	2,798	4,085
*	Aetrium, Inc.	1,000	1,540
*	Affiliated Computer Services, Inc. Class A	27,400	1,256,564
*	Agilent Technologies, Inc.	39,390	712,171
	Agilysys, Inc.	3,200	11,424
*	Airspan Networks, Inc.	10,300	1,648
*	Airvana, Inc.	18,800	95,692
* #	Akamai Technologies, Inc.	8,300	111,884
*	Alliance Data Systems Corp.	6,900	286,971
	Altera Corp.	28,400	436,792
*	Amdocs, Ltd.	47,100	796,932
*	American Commercial Lines, Inc.	10,400	42,016
	American Software, Inc. Class A	14,630	60,715
*	Amkor Technology, Inc.	42,800	99,296
	Amphenol Corp.	22,058	576,817
*	Amtech Systems, Inc.	2,100	8,484
*	Anadigics, Inc.	9,300	18,879
#	Analog Devices, Inc.	33,220	663,736
*	Analysts International Corp.	740	311

48

*	Anaren, Inc.	5,381	63,603
* #	Anixter International, Inc.	19,300	520,714
* #	Ansys, Inc.	20,200	502,172
*	Apple, Inc.	95,924	8,645,630
#	Applied Materials, Inc.	132,443	1,240,991
*	Applied Micro Circuits Corp.	31,451	125,804
*	Ariba, Inc.	32,022	244,648
*	Arris Group, Inc.	67,047	477,375
*	Arrow Electronics, Inc.	60,941	1,162,145
*	Art Technology Group, Inc.	29,247	50,012
*	Aruba Networks, Inc.	14,558	38,870
*	Aspen Technology, Inc.	19,100	127,970
	Astro-Med, Inc.	1,306	9,129
*	Asyst Technologies, Inc.	14,449	3,901
* #	Atheros Communications	21,680	260,377
	Atlantic Tele-Network, Inc.	5,572	119,798
*	Atmel Corp.	165,385	552,386
* #	ATMI, Inc.	11,921	161,053
*	Authentidate Holding Corp.	952	238
*	Autobytel, Inc.	9,395	3,382
*	Autodesk, Inc.	35,200	582,912
#	Automatic Data Processing, Inc.	50,470	1,833,575
*	Avid Technology, Inc.	17,380	173,974
*	Aviza Technology, Inc.	2,200	438
*	Avnet, Inc.	54,200	1,074,244
*	Avocent Corp.	34,892	500,700
	AVX Corp.	91,360	833,203
*	Aware, Inc.	9,051	20,274
*	Axcelis Technologies, Inc.	16,900	4,817
*	AXT, Inc.	12,067	16,773
* #	Bankrate, Inc.	6,553	218,608
* #	BearingPoint, Inc.	254	381
	Bel Fuse, Inc. Class A	1,700	23,885
	Bel Fuse, Inc. Class B	5,351	81,549
*	Bell Microproducts, Inc.	6,400	5,760
*	Benchmark Electronics, Inc.	35,044	411,417
*	BigBand Networks, Inc.	19,038	96,142
	Black Box Corp.	14,200	309,986
#	Blackbaud, Inc.	8,023	89,296
*	Blackboard, Inc.	5,200	132,132
*	Blue Coat Systems, Inc.	17,433	167,182
* #	BMC Software, Inc.	23,185	587,276
*	Bookham, Inc.	15,600	5,772
* #	Borland Software Corp.	4,044	2,507
*	Bottomline Technologies, Inc.	9,203	61,476
*	Brightpoint, Inc.	31,335	146,648
* #	Broadcom Corp.	49,265	780,850
	Broadridge Financial Solutions, Inc.	52,667	710,478
*	Brocade Communications Systems, Inc.	158,575	604,171
*	Brooks Automation, Inc.	12,953	59,195
*	BSQUARE Corp.	2,962	7,375
#	CA, Inc.	58,200	1,047,018
*	Cabot Microelectronics Corp.	11,611	264,266
* #	CACI International, Inc. Class A	13,500	609,525
* #	Cadence Design Systems, Inc.	53,300	201,474

49

*	CalAmp Corp.	4,436	4,303
*	California Micro Devices Corp.	5,600	11,984
*	Callidus Software, Inc.	8,938	23,418
*	CallWave, Inc.	5,879	4,350
*	Cascade Microtech, Inc.	3,830	11,835
	Cass Information Systems, Inc.	3,522	83,964
*	Catapult Communications Corp.	5,717	39,447
* #	Cavium Networks, Inc.	1,100	10,010
*	CEVA, Inc.	8,000	54,640
*	Checkpoint Systems, Inc.	19,200	171,840
*	Chordiant Software, Inc.	14,222	33,422
*	Chyron International Corp.	2,207	2,869
*	Ciber, Inc.	1,300	5,668
* #	Ciena Corp.	30,742	191,830
*	Cirrus Logic, Inc.	31,900	89,958
* #	Cisco Sytems, Inc.	640,334	9,585,800
* #	Citrix Systems, Inc.	35,700	751,128
* #	Cogent, Inc.	34,855	405,712
#	Cognex Corp.	19,837	259,071
* #	Cognizant Technology Solutions Corp.	23,634	442,665
* #	Coherent, Inc.	13,150	237,884
	Cohu, Inc.	12,410	123,852
*	Comarco, Inc.	900	855
*	CommScope, Inc.	28,361	408,966
	Communications Systems, Inc.	6,955	51,467
*	CommVault Systems, Inc.	3,595	47,706
*	Computer Sciences Corp.	57,510	2,118,668
*	Compuware Corp.	84,365	548,373
* #	Comtech Telecommunications Corp.	9,662	374,886
*	Concur Technologies, Inc.	9,800	241,962
*	Conexant Systems, Inc.	5,700	3,762
* #	Convera Corp.	8,100	1,298
*	Convergys Corp.	38,210	287,721
#	Corning, Inc.	123,700	1,250,607
*	CPI International, Inc.	7,834	60,087
*	Cray, Inc.	7,574	14,542
* #	Cree, Inc.	44,488	886,646
*	CSG Systems International, Inc.	9,244	134,038
*	CSP, Inc.	709	2,315
	CTS Corp.	1,000	5,140
*	CyberOptics Corp.	2,261	12,684
*	CyberSource Corp.	20,443	243,885
* #	Cymer, Inc.	14,878	303,511
*	Cypress Semiconductor Corp.	46,568	210,022
#	Daktronics, Inc.	11,800	101,834
* #	Data Domain, Inc.	5,800	75,516
*	Datalink Corp.	1,244	4,292
	Dataram Corp.	1,100	1,386
*	DDi Corp.	7,960	26,905
* #	DealerTrack Holdings, Inc.	19,869	226,308
* #	Dell, Inc.	215,060	2,043,070
#	Diebold, Inc.	13,600	337,008
*	Digi International, Inc.	12,820	97,432
*	Digimarc Corp.	2,426	23,144
*	Digital River, Inc.	10,600	262,562

50

*	Diodes, Inc.	7,910	51,257
*	Ditech Networks, Inc.	1,700	1,632
* #	Dolby Laboratories, Inc.	8,680	221,861
*	Dot Hill Systems Corp.	12,000	5,940
*	Double-Take Software, Inc.	7,528	56,987
*	DSP Group, Inc.	14,687	95,612
* #	DST Systems, Inc.	17,404	552,925
*	DTS, Inc.	6,666	90,658
*	Dycom Industries, Inc.	14,430	98,268
*	Dynamics Research Corp.	2,547	17,753
* #	EarthLink, Inc.	40,165	302,442
*	eBay, Inc.	107,201	1,288,556
*	Ebix, Inc.	2,100	42,966
*	Echelon Corp.	12,169	90,051
*	Echostar Holding Corp.	2,484	37,409
*	EDCI Holdings, Inc.	1,303	5,225
*	EDGAR Online, Inc.	1,700	1,768
*	Edgewater Technology, Inc.	2,700	7,560
*	EFJohnson Technologies, Inc.	4,312	5,304
*	Elecsys Corp.	99	406
*	Electro Scientific Industries, Inc.	5,792	36,605
*	Electroglas, Inc.	1,231	172
*	Electronic Arts, Inc.	49,134	758,629
*	Electronics for Imaging, Inc.	19,790	175,933
*	Elixir Gaming Technologies, Inc.	18,400	2,392
*	eLoyalty Corp.	500	1,510
* #	EMC Corp.	91,200	1,006,848
* #	EMCORE Corp.	22,082	29,148
*	EMS Technologies, Inc.	5,500	132,000
*	Emulex Corp.	41,063	234,470
*	Endwave Corp.	2,100	4,200
*	Entegris, Inc.	91,393	127,036
*	Entorian Technologies, Inc.	8,400	1,973
*	Entrust, Inc.	15,515	23,273
*	Epicor Software Corp.	12,279	43,468
*	EPIQ Systems, Inc.	12,950	229,474
* #	Equinix, Inc.	13,920	742,632
*	Euronet Worldwide, Inc.	17,123	172,086
*	Evans & Sutherland Computer Corp.	685	308
* #	Exar Corp.	15,100	102,227
*	Extreme Networks, Inc.	19,597	34,687
* #	F5 Networks, Inc.	30,942	685,984
#	FactSet Research Systems, Inc.	9,300	370,140
#	Fair Isaac Corp.	24,076	305,765
*	Fairchild Semiconductor Corp. Class A	45,283	206,038
*	FalconStor Software, Inc.	6,100	19,459
*	Faro Technologies, Inc.	7,690	115,504
* #	FEI Co.	17,211	313,240
	Fidelity National Information Services, Inc.	69,616	1,107,591
*	Finisar Corp.	5,800	2,958
*	Fiserv, Inc.	35,976	1,142,238
* #	FLIR Systems, Inc.	16,776	418,897
* #	FormFactor, Inc.	24,720	384,643
* #	Forrester Research, Inc.	7,277	151,944
*	FortuNet, Inc.	2,292	3,553

51

	Frequency Electronics, Inc.	2,200	6,930
*	FSI International, Inc.	3,439	1,324
*	Gartner Group, Inc.	22,800	322,848
*	Gerber Scientific, Inc.	7,754	24,348
	Gevity HR, Inc.	7,100	14,271
*	GigOptix, Inc.	87	86
	Global Payments, Inc.	12,400	430,404
*	Globecomm Systems, Inc.	7,883	40,440
*	Glu Mobile, Inc.	600	306
*	Goldleaf Financial Solutions, Inc.	4,900	3,430
*	Google, Inc.	26,084	8,830,217
*	GSE Systems, Inc.	2,084	12,650
*	GSI Technology, Inc.	10,255	26,458
*	GTSI Corp.	1,900	10,251
*	Guidance Software, Inc.	2,998	10,253
*	Hackett Group, Inc.	16,818	47,259
*	Harmonic, Inc.	30,644	157,817
	Harris Corp.	11,550	500,000
*	Harris Stratex Networks, Inc. Class A	10,526	72,629
*	Hauppauge Digital, Inc.	1,000	1,360
	Heartland Payment Systems, Inc.	5,182	47,001
* #	Hewitt Associates, Inc. Class A	15,100	428,538
	Hewlett-Packard Co.	270,499	9,399,840
*	hi/fn, inc.	4,047	12,728
*	Hittite Microwave Corp.	6,800	174,216
*	Hughes Communications, Inc.	4,981	60,121
*	Hutchinson Technology, Inc.	8,289	26,276
*	Hypercom Corp.	17,183	26,118
*	I.D. Systems, Inc.	3,032	11,613
* #	i2 Technologies, Inc.	5,206	32,485
*	IAC/InterActiveCorp	55,714	818,996
* #	iBasis, Inc.	3,249	2,989
*	iGATE Capital Corp.	15,881	64,953
* #	iGo, Inc.	6,499	5,134
*	Ikanos Communications, Inc.	9,600	12,384
*	I-many, Inc.	6,033	2,352
	Imation Corp.	17,536	170,801
#	Imergent, Inc.	2,800	12,880
*	Immersion Corp.	9,914	51,454
*	InFocus Corp.	6,000	4,560
	infoGROUP, Inc.	24,841	91,663
*	Informatica Corp.	21,330	272,171
	InfoSpace, Inc.	18,358	147,048
*	Ingram Micro, Inc.	83,910	1,029,576
*	Innodata Isogen, Inc.	7,155	16,027
* #	Insight Enterprises, Inc.	37,007	191,696
	Integral Systems, Inc.	11,200	122,416
*	Integrated Device Technology, Inc.	88,866	510,091
*	Integrated Silicon Solution, Inc.	9,378	15,943
	Intel Corp.	614,406	7,925,837
*	Intelli-Check, Inc.	840	1,008
*	Interactive Intelligence, Inc.	5,058	34,748
* #	Intermec, Inc.	21,838	271,228
*	Internap Network Services Corp.	13,987	37,625
	International Business Machines Corp.	121,930	11,174,885

52

*	International Rectifier Corp.	22,832	310,972
*	Internet Brands, Inc.	1,600	7,952
*	Internet Capital Group, Inc.	14,047	60,543
*	Interphase Corp.	700	1,096
	Intersil Corp.	44,800	417,088
*	Interwoven, Inc.	17,252	272,064
*	Intest Corp.	1,100	292
*	Intevac, Inc.	9,000	39,420
*	IntriCon Corp.	1,974	7,403
* #	Intuit, Inc.	38,100	862,965
*	INX, Inc.	1,400	6,832
*	iPass, Inc.	20,600	26,162
*	iPCS, Inc.	4,190	20,782
* #	IPG Photonics Corp.	16,850	161,929
* #	Iron Mountain, Inc.	37,696	771,260
*	Isilon Systems, Inc.	20,541	56,899
*	Iteris, Inc.	5,200	7,280
* #	Itron, Inc.	12,400	809,720
*	Ixia	30,769	163,691
	IXYS Corp.	16,609	113,772
* #	j2 Global Communications, Inc.	9,920	194,234
#	Jabil Circuit, Inc.	107,500	625,650
	Jack Henry & Associates, Inc.	26,121	464,954
*	Jaco Electronics, Inc.	600	444
*	JDA Software Group, Inc.	15,523	173,858
*	JDS Uniphase Corp.	78,753	285,873
* #	Juniper Networks, Inc.	53,600	758,976
*	Jupitermedia Corp.	7,400	3,774
	Keithley Instruments, Inc.	6,065	21,046
* #	Kemet Corp.	1,900	399
*	Key Tronic Corp.	1,400	1,638
*	Keynote Systems, Inc.	6,220	54,425
#	KLA-Tencor Corp.	38,300	767,532
*	Kopin Corp.	19,400	30,652
*	Kowabunga!, Inc.	9,545	2,100
*	Kratos Defense & Security Solutions, Inc.	14,939	17,628
* #	Kulicke & Soffa Industries, Inc.	20,200	30,906
*	KVH Industries, Inc.	5,491	31,573
* #	L-1 Identity Solutions, Inc.	69,994	507,457
*	Lam Research Corp.	10,600	214,226
*	LaserCard Corp.	3,582	11,821
*	Lattice Semiconductor Corp.	1,272	1,959
* #	Lawson Software, Inc.	64,026	270,190
*	Leadis Technolgies, Inc.	2,600	988
*	LeCroy Corp.	4,000	9,200
#	Lender Processing Services, Inc.	24,158	626,175
* #	Lexmark International, Inc.	28,606	677,390
#	Linear Technology Corp.	14,500	339,590
*	Lionbridge Technologies, Inc.	19,371	34,868
*	Littlefuse, Inc.	10,556	161,507
*	Livewire Mobile, Inc.	1,800	252
*	Logility, Inc.	4,455	20,760
*	LoJack Corp.	9,433	35,845
*	LookSmart, Ltd.	6,996	9,585
*	Loral Space & Communications, Inc.	5,100	67,371

53

* #	LSI Corp.	306,301	974,037
*	LTX-Credence Corp.	9,473	2,747
*	Luna Innovations, Inc.	600	798
*	Macrovision Solutions Corp.	53,141	696,679
*	Magma Design Automation, Inc.	9,522	10,950
*	Management Network Group, Inc.	5,330	2,185
* #	Manhattan Associates, Inc.	14,388	220,712
*	ManTech International Corp. Class A	7,400	396,862
	Marchex, Inc. Class B	8,700	43,587
*	Mastec, Inc.	25,040	266,175
*	Mastech Holdings, Inc.	925	1,730
*	Mattson Technology, Inc.	17,651	17,298
	Maximus, Inc.	11,400	423,624
*	Maxwell Technologies, Inc.	6,478	30,317
*	McAfee, Inc.	23,900	728,711
*	Measurement Specialties, Inc.	4,297	21,829
*	MEMC Electronic Materials, Inc.	17,116	232,778
*	Mentor Graphics Corp.	32,164	149,884
*	Mercury Computer Systems, Inc.	7,100	42,387
*	Merix Corp.	400	144
	Mesa Laboratories, Inc.	900	18,090
*	Metavante Technologies, Inc.	21,904	317,827
	Methode Electronics, Inc.	14,800	68,376
#	Micrel, Inc.	24,802	188,495
	Microchip Technology, Inc.	18,669	354,151
* #	Micron Technology, Inc.	187,061	695,867
*	Micros Systems, Inc.	28,208	406,195
*	Microsemi Corp.	29,345	246,498
	Microsoft Corp.	866,700	14,820,570
*	MicroStrategy, Inc.	1,690	65,403
*	Microtune, Inc.	22,000	37,620
* #	Midway Games, Inc.	2,872	718
*	Mindspeed Technologies, Inc.	1,549	1,386
*	MIPS Technologies, Inc.	15,400	25,872
*	MIVA, Inc.	3,000	540
*	MKS Instruments, Inc.	12,710	178,576
	Mocon, Inc.	2,858	23,607
*	ModusLink Global Solutions, Inc.	17,420	40,589
#	Molex, Inc.	14,500	193,865
	Molex, Inc. Class A	38,800	474,136
*	MoneyGram International, Inc.	14,600	22,630
*	Monolithic Power Systems	7,078	85,998
* #	MoSys, Inc.	12,200	25,376
	Motorola, Inc.	301,639	1,336,261
*	MPS Group, Inc.	16,120	97,526
* #	MRV Communications, Inc.	18,700	9,537
*	MSC.Software Corp.	21,751	126,591
	MTS Systems Corp.	9,108	238,539
*	Multi-Fineline Electronix, Inc.	12,423	230,198
*	Nanometrics, Inc.	4,350	5,742
*	Napco Security Technologies, Inc.	6,999	7,909
#	National Instruments Corp.	20,601	442,303
#	National Semiconductor Corp.	49,981	506,807
*	NCI, Inc.	1,940	58,200
* #	NCR Corp.	56,097	704,017

54

* #	NetApp, Inc.	53,514	793,613
* #	NETGEAR, Inc.	16,692	185,615
* #	NetLogic Microsystems, Inc.	7,100	150,591
*	NetScout Systems, Inc.	13,852	196,975
*	Network Engines, Inc.	4,876	2,438
*	Network Equipment Technologies, Inc.	13,081	40,944
*	Newport Corp.	8,365	44,753
	NIC, Inc.	15,586	83,229
*	Novatel Wireless, Inc.	11,300	62,602
*	Novell, Inc.	172,585	638,565
* #	Novellus Systems, Inc.	49,100	677,089
*	Nu Horizons Electronics Corp.	4,400	6,908
* #	Nuance Communications, Inc.	52,200	514,692
*	NumereX Corp. Class A	2,142	6,405
*	Nvidia Corp.	32,954	261,984
	O.I. Corp.	876	8,112
*	Oculus Innovative Sciences, Inc.	200	330
*	Omniture, Inc.	24,958	226,868
*	OmniVision Technologies, Inc.	19,800	132,462
* #	ON Semiconductor Corp.	82,402	343,616
* #	On2 Technologies, Inc.	3,200	1,312
*	Online Resources Corp.	10,880	34,381
*	Onvia, Inc.	2,442	9,792
	Openwave Systems, Inc.	13,488	9,846
*	Oplink Communications, Inc.	9,000	63,630
*	OPNET Technologies, Inc.	8,100	66,420
*	OpNext, Inc.	2,600	6,188
*	Optical Cable Corp.	100	284
* #	Oracle Corp.	527,735	8,881,780
*	Orbcomm, Inc.	12,768	20,940
*	Orthovita, Inc.	15,510	44,824
*	OSI Systems, Inc.	9,300	136,059
*	Overland Storage, Inc.	1,300	520
*	OYO Geospace Corp.	1,381	20,646
*	Palm, Inc.	30,118	231,005
*	PAR Technology Corp.	2,996	13,572
*	Parametric Technology Corp.	27,980	251,820
	Park Electrochemical Corp.	10,100	177,255
* #	ParkerVision, Inc.	3,332	5,964
#	Paychex, Inc.	39,154	951,051
*	PC Connection, Inc.	7,926	38,758
	PC-Tel, Inc.	12,027	77,694
*	PDF Solutions, Inc.	6,966	10,379
	Pegasystems, Inc.	13,388	181,675
*	Perceptron, Inc.	2,200	7,480
* #	Perficient, Inc.	8,346	32,633
*	Performance Technologies, Inc.	3,800	12,008
*	Pericom Semiconductor Corp.	8,686	53,593
*	Perot Systems Corp.	58,702	762,539
*	Pervasive Software, Inc.	5,590	20,236
*	Phoenix Technologies, Ltd.	5,820	15,016
*	Photronics, Inc.	3,450	5,486
*	Physicians Formula Holdings, Inc.	4,966	14,401
*	Pinnacle Data Systems, Inc.	100	39
*	Planar Systems, Inc.	1,600	736

55

	Plantronics, Inc.	24,360	247,254
*	PLATO Learning, Inc.	3,814	5,301
* #	Plexus Corp.	19,682	284,602
*	PLX Technology, Inc.	8,100	13,365
*	PMC-Sierra, Inc.	70,200	341,874
* #	Polycom, Inc.	41,900	588,695
#	Power Integrations, Inc.	10,600	206,382
* #	Powerwave Technologies, Inc.	40,223	18,100
*	Presstek, Inc.	15,222	32,880
* ●	Price Communications Liquidation Trust	5,700	779
* #	Procera Networks, Inc.	1,428	900
*	Progress Software Corp.	14,447	246,466
	QAD, Inc.	11,501	29,443
* #	QLogic Corp.	49,800	563,736
	QUALCOMM, Inc.	179,200	6,191,360
#	Quality Systems, Inc.	6,180	230,390
	Qualstar Corp.	4,067	8,419
*	Quantum Corp.	9,700	4,947
*	Quest Software, Inc.	39,060	487,078
*	QuickLogic Corp.	5,175	4,606
*	Rackable Systems, Inc.	7,100	27,903
*	Radiant Systems, Inc.	7,700	26,642
*	RadiSys Corp.	8,900	42,097
*	RAE Systems, Inc.	8,600	3,182
*	Rambus, Inc.	19,430	176,036
*	Ramtron International Corp.	6,224	10,581
*	RealNetworks, Inc.	65,193	183,844
* #	Red Hat, Inc.	59,000	864,350
*	Relm Wireless Corp.	1,300	988
#	Renaissance Learning, Inc.	6,208	44,884
*	RF Micro Devices, Inc.	68,347	73,815
*	RF Monolithics, Inc.	3,000	2,070
	Richardson Electronics, Ltd.	4,326	16,136
* #	RightNow Technologies, Inc.	6,211	36,272
*	Rimage Corp.	4,568	59,886
*	Riverbed Technology, Inc.	2,890	29,334
*	Rofin-Sinar Technologies, Inc.	10,200	172,278
*	Rogers Corp.	8,964	219,618
*	Rudolph Technologies, Inc.	10,081	28,328
*	S1 Corp.	34,738	231,702
*	Saba Software, Inc.	6,004	9,847
*	Safeguard Scientifics, Inc.	7,435	4,461
* #	Salesforce.com, Inc.	10,400	276,744
* #	Sandisk Corp.	36,370	415,709
*	Sanmina-SCI Corp.	59,900	19,767
*	Sapient Corp.	45,008	191,734
*	SAVVIS, Inc.	18,634	118,885
* #	ScanSource, Inc.	13,159	246,336
*	Scientific Learning Corp.	3,936	7,833
*	SCM Microsystems, Inc.	3,023	7,588
*	SeaChange International, Inc.	16,008	94,767
*	Selectica Escrow Shares	900	—
*	Selectica, Inc.	900	559
*	Semitool, Inc.	13,255	36,716
*	Semtech Corp.	22,518	264,587

56

*	Sigma Designs, Inc.	7,748	79,185
*	Silicon Image, Inc.	32,081	117,737
* #	Silicon Laboratories, Inc.	17,200	396,116
*	Silicon Storage Technology, Inc.	35,050	71,853
*	SiRF Technology Holdings, Inc.	12,740	12,995
* #	Skyworks Solutions, Inc.	81,501	352,084
*	Smith Micro Software, Inc.	17,000	90,100
*	Soapstone Networks, Inc.	6,025	14,882
*	SoftBrands, Inc.	3,200	1,248
*	Sonic Foundry, Inc.	1,690	1,149
* #	Sonic Solutions, Inc.	8,700	11,397
*	SonicWALL, Inc.	28,460	100,179
* #	Sonus Networks, Inc.	80,798	106,653
*	Sourcefire, Inc.	1,400	9,422
*	SourceForge, Inc.	4,939	4,939
*	Spansion, Inc.	4,500	302
*	Spectrum Control, Inc.	2,600	18,824
*	SPSS, Inc.	8,601	220,874
* #	SRA International, Inc.	21,061	343,926
*	SRS Labs, Inc.	4,682	24,019
*	Standard Microsystems Corp.	8,404	116,395
	StarTek, Inc.	4,110	19,070
* #	STEC, Inc.	18,157	81,343
* #	Stratasys, Inc.	7,700	82,467
*	SumTotal Systems, Inc.	11,600	29,232
* #	Sun Microsystems, Inc.	73,962	307,682
*	Sunair Electronics, Inc.	400	600
*	SunPower Corp.	12,693	335,349
* #	SunPower Corp. Class A	3,100	104,036
*	Supertex, Inc.	4,953	112,384
*	SupportSoft, Inc.	17,492	33,060
*	Switch and Data Facilities Co.	10,230	70,382
* #	Sybase, Inc.	30,170	823,943
*	Sycamore Networks, Inc.	149,405	351,102
*	Sykes Enterprises, Inc.	15,900	265,689
*	Symantec Corp.	86,600	1,327,578
*	Symmetricom, Inc.	13,924	51,658
* #	Synaptics, Inc.	5,400	127,278
*	Synchronoss Technologies, Inc.	11,235	95,610
*	SYNNEX Corp.	13,400	205,690
* #	Synopsys, Inc.	41,490	767,565
#	Syntel, Inc.	7,074	152,445
	Take-Two Interactive Software, Inc.	20,291	142,443
*	Tech Data Corp.	23,800	431,018
	Technitrol, Inc.	13,268	29,190
*	Technology Solutions Co.	294	309
*	TechTeam Global, Inc.	2,666	13,330
*	Techwell, Inc.	4,800	27,120
* #	Tekelec	23,028	286,008
* #	TeleCommunication Systems, Inc.	8,000	57,280
*	Telkonet, Inc.	1,198	192
*	Tellabs, Inc.	203,182	839,142
*	Telular Corp.	4,261	6,732
* #	Teradata Corp.	13,700	179,881
*	Teradyne, Inc.	62,022	298,326

57

*	Terremark Worldwide, Inc.	17,656	61,973
*	Tessco Technologies, Inc.	3,788	27,690
*	Tessera Technologies, Inc.	24,273	285,450
#	Texas Instruments, Inc.	145,550	2,175,973
* #	The Knot, Inc.	15,977	109,922
	TheStreet.com, Inc.	7,054	19,257
*	THQ, Inc.	20,700	81,765
*	TIBCO Software, Inc.	90,006	481,532
*	Tier Technologies, Inc. Class B	500	2,900
*	TNS, Inc.	3,600	29,772
*	Tollgrade Communications, Inc.	2,700	15,552
	Total System Services, Inc.	30,979	392,194
*	Track Data Corp.	1,200	1,116
*	Transact Technologies, Inc.	1,100	4,312
*	Transwitch Corp.	2,254	947
*	Travelzoo, Inc.	2,648	10,618
*	Trident Microsystems, Inc.	4,300	7,310
* #	Trimble Navigation, Ltd.	25,300	374,946
	Trio-Tech International	255	427
*	Triquint Semiconductor, Inc.	47,449	95,847
	TSR, Inc.	421	779
*	TTM Technologies, Inc.	15,678	94,538
* #	Tyler Technologies, Inc.	17,136	215,742
* #	Ultimate Software Group, Inc.	2,100	28,917
*	Ultra Clean Holdings, Inc.	6,900	7,728
*	Ultratech, Inc.	8,832	98,918
*	Unica Corp.	6,018	29,488
*	Unisys Corp.	10,900	8,175
	United Online, Inc.	39,678	242,829
*	Universal Display Corp.	6,686	51,014
*	UTStarcom, Inc.	42,843	62,979
* #	ValueClick, Inc.	22,008	137,550
* #	Varian Semiconductor Equipment Associates, Inc.	22,565	429,638
*	Veeco Instruments, Inc.	10,887	52,584
* #	VeriFone Holdings, Inc.	12,605	58,361
* #	VeriSign, Inc.	24,900	480,819
* #	Viasat, Inc.	11,411	252,868
*	Vicon Industries, Inc.	600	3,444
*	Video Display Corp.	2,312	9,340
*	Vignette Corp.	11,934	83,180
*	Virage Logic Corp.	7,353	22,647
*	Vishay Intertechnology, Inc.	139,910	414,134
*	Vocus, Inc.	3,600	54,936
*	Volterra Semiconductor Corp.	7,600	53,200
* #	Wave Systems Corp. Class A	1,900	1,416
	Wayside Technology Group, Inc.	1,500	10,800
*	Web.com Group, Inc.	9,331	27,993
*	Websense, Inc.	10,210	114,352
*	Westell Technologies, Inc.	9,600	3,072
* #	Western Digital Corp.	26,193	384,513
	Western Union Co.	77,489	1,058,500
*	White Electronics Designs Corp.	4,040	15,716
* #	Wind River Systems, Inc.	28,616	228,070
*	Wireless Ronin Technologies, Inc.	3,323	3,888
*	Wireless Telecom Group, Inc.	3,716	1,338

58

*	Wireless Xcessories Group, Inc.	360	216
* #	Wizzard Software Corp.	1,300	936
*	WPCS International, Inc.	2,200	4,400
* #	Wright Express Corp.	11,700	136,422
	Xerox Corp.	137,910	915,722
#	Xilinx, Inc.	27,300	460,005
*	X-Rite, Inc.	8,415	11,192
* #	Yahoo!, Inc.	139,189	1,632,687
*	Zebra Technologies Corp. Class A	29,100	489,753
*	ZiLOG, Inc.	3,100	7,502
*	Zix Corp.	11,500	14,950
*	Zoran Corp.	27,120	161,093
*	Zygo Corp.	6,750	38,610
Total Information Technology			205,509,679

Materials — (3.4%)
	A. Schulman, Inc.	9,690	146,804
	A.M. Castle & Co.	7,600	64,296
*	AEP Industries, Inc.	1,500	21,510
	Air Products & Chemicals, Inc.	21,665	1,089,750
#	Airgas, Inc.	18,200	642,642
#	AK Steel Holding Corp.	6,000	48,420
#	Albemarle Corp.	42,947	955,571
#	Alcoa, Inc.	88,504	689,446
#	Allegheny Technologies, Inc.	7,114	157,148
#	AMCOL International Corp.	11,180	161,998
*	American Pacific Corp.	2,200	17,226
	American Vanguard Corp.	10,088	143,350
* #	Amerigon, Inc.	2,096	7,189
#	AptarGroup, Inc.	21,048	648,699
	Arch Chemicals, Inc.	12,500	280,125
	Ashland, Inc.	25,559	204,983
	Balchem Corp.	4,885	109,082
#	Ball Corp.	16,600	636,444
* #	Basin Water, Inc.	2,613	2,352
	Bemis Co., Inc.	44,500	1,004,365
*	Brush Engineered Materials, Inc.	8,100	101,736
*	Buckeye Technologies, Inc.	12,800	37,376
	Cabot Corp.	35,632	476,044
#	Calgon Carbon Corp.	21,900	275,283
*	Caraustar Industries, Inc.	10,420	2,188
	Carpenter Technology Corp.	10,750	177,375
#	Celanese Corp. Class A	12,600	134,190
* #	Century Aluminum Co.	8,553	30,363
	CF Industries Holdings, Inc.	9,000	423,000
	Chemtura Corp.	30,600	22,950
	Cliffs Natural Resources, Inc.	13,600	315,112
*	Coeur d’Alene Mines Corp.	15,200	10,792
#	Commercial Metals Co.	41,300	474,950
#	Compass Minerals International, Inc.	7,052	424,319
*	Continental Materials Corp.	100	1,686
*	Core Molding Technologies, Inc.	1,400	2,926
* #	Crown Holdings, Inc.	24,600	461,250
	Cytec Industries, Inc.	16,010	327,244
	Deltic Timber Corp.	4,640	183,605

59

	Dow Chemical Co.	151,580	1,756,812
#	du Pont (E.I.) de Nemours & Co.	90,000	2,066,400
#	Eagle Materials, Inc.	15,917	287,779
#	Eastman Chemical Co.	22,900	594,255
#	Ecolab, Inc.	14,900	506,004
#	Empire Resources, Inc.	1,300	1,170
	Ferro Corp.	17,216	68,175
*	Flotek Industries, Inc.	5,428	15,687
#	FMC Corp.	11,800	526,516
#	Freeport-McMoRan Copper & Gold, Inc. Class B	29,112	731,876
	Friedman Industries, Inc.	5,521	30,918
* #	General Moly, Inc.	10,100	9,090
	Georgia Gulf Corp.	6,710	6,307
#	Gibraltar Industries, Inc.	14,600	149,358
*	Graphic Packaging Holding Co.	32,367	28,159
	Greif, Inc. Class A	12,100	366,146
	Greif, Inc. Class B	4,936	149,906
*	H&E Equipment Services, Inc.	13,940	92,980
	H.B. Fuller Co.	23,912	334,051
	Hawkins, Inc.	1,910	27,695
*	Haynes International, Inc.	2,070	37,819
*	Headwaters, Inc.	16,100	72,933
* #	Hecla Mining Co.	35,618	94,388
	Huntsman Corp.	14,400	38,304
*	ICO, Inc.	5,300	14,045
	Innophos Holdings, Inc.	4,373	66,163
#	International Flavors & Fragrances, Inc.	14,700	420,714
	International Paper Co.	169,564	1,546,424
*	ION Geophysical Corp.	21,470	32,205
	Kaiser Aluminum Corp.	6,935	172,265
	KMG Chemicals, Inc.	2,642	13,738
	Koppers Holdings, Inc.	6,843	110,857
	Kronos Worldwide, Inc.	13,748	195,909
*	Landec Corp.	8,618	47,399
#	Louisiana-Pacific Corp.	26,500	55,120
*	LSB Industries, Inc.	3,100	22,878
	Lubrizol Corp.	27,014	921,718
	Martin Marietta Materials, Inc.	6,050	487,146
*	Material Sciences Corp.	3,017	4,224
*	Maxxam, Inc.	721	6,597
	MeadWestavco Corp.	87,316	1,016,358
*	Metalico, Inc.	9,498	23,270
	Minerals Technologies, Inc.	9,300	351,633
* #	Mines Management, Inc.	6,645	9,835
*	Mod-Pac Corp.	400	518
	Monsanto Co.	59,701	4,540,858
	Myers Industries, Inc.	18,786	117,788
#	Nalco Holding Co.	67,134	658,585
*	Nanophase Technologies Corp.	700	581
	Neenah Paper, Inc.	4,900	32,977
	NewMarket Corp.	5,600	176,400
#	Newmont Mining Corp.	31,170	1,239,943
	NL Industries, Inc.	17,682	204,404
	NN, Inc.	4,425	7,523
*	Northern Technologies International Corp.	800	6,192

60

* #	Northwest Pipe Co.	4,079	143,826
	Nucor Corp.	35,410	1,444,374
	Olin Corp.	24,464	343,719
	Olympic Steel, Inc.	3,450	54,752
*	OM Group, Inc.	10,761	208,548
*	OMNOVA Solutions, Inc.	6,100	5,551
* #	Owens-Illinois, Inc.	23,700	450,300
	P.H. Glatfelter Co.	17,855	155,517
	Packaging Corp. of America	36,299	515,446
*	Pactiv Corp.	43,607	942,783
* #	Patriot Coal Corp.	2,060	10,568
	Penford Corp.	5,400	46,764
*	PolyOne Corp.	38,520	78,966
#	PPG Industries, Inc.	56,833	2,135,784
#	Praxair, Inc.	34,071	2,121,260
	Quaker Chemical Corp.	4,440	50,660
*	Ready Mix, Inc.	300	405
	Reliance Steel & Aluminum Co.	18,926	418,832
*	Rock of Ages Corp.	500	933
	Rock-Tenn Co. Class A	13,969	435,414
*	Rockwood Holdings, Inc.	26,665	200,254
	Rohm & Haas Co.	21,450	1,183,826
*	Rosetta Resources, Inc.	23,044	139,877
	Royal Gold, Inc.	12,669	609,126
	RPM International, Inc.	64,872	798,574
* #	RTI International Metals, Inc.	4,905	65,286
#	Schnitzer Steel Industries, Inc. Class A	5,881	230,947
	Schweitzer-Maudoit International, Inc.	7,200	154,080
	Sealed Air Corp.	55,220	748,231
	Sensient Technologies Corp.	24,400	524,600
#	Sigma-Aldrich Corp.	19,320	697,066
	Silgan Holdings, Inc.	11,990	549,622
*	Smurfit-Stone Container Corp.	36,135	1,196
*	Solitario Exploration & Royalty Corp.	1,600	2,080
	Sonoco Products Co.	33,960	778,703
#	Southern Copper Corp.	95,000	1,324,300
	Spartech Corp.	10,685	33,871
	Steel Dynamics, Inc.	23,242	246,830
	Stepan Co.	3,384	124,159
*	Stillwater Mining Co.	28,220	117,113
*	Symyx Technologies, Inc.	8,700	41,760
	Synalloy Corp.	4,755	26,057
#	Temple-Inland, Inc.	38,957	220,886
	Terra Industries, Inc.	15,020	307,610
#	Texas Industries, Inc.	8,979	203,913
#	The Mosaic Co.	26,210	934,911
#	The Scotts Miracle-Gro Co. Class A	15,131	487,521
#	Titanium Metals Corp.	71,893	506,846
	Tronox, Inc. Class B	983	34
*	U.S. Concrete, Inc.	17,263	47,991
* #	U.S. Gold Corp.	7,470	14,791
* #	United States Lime & Minerals, Inc.	1,884	39,658
#	United States Steel Corp.	11,620	348,949
*	Universal Stainless & Alloy Products, Inc.	2,200	31,900
	Valhi, Inc.	23,964	355,865

61

	Valspar Corp.	50,183	870,675
#	Vulcan Materials Co.	35,012	1,731,694
*	W.R. Grace & Co.	17,800	102,706
#	Wausau Paper Corp.	17,910	170,324
#	Westlake Chemical Corp.	33,426	456,933
	Weyerhaeuser Co.	75,545	2,065,400
*	Williams Industries, Inc.	100	140
#	Worthington Industries, Inc.	35,096	353,066
#	Zep, Inc.	3,027	33,267
* #	Zoltek Companies, Inc.	7,134	50,509
Total Materials			58,908,333

Telecommunication Services — (2.5%)
#	Alaska Communications Systems Group, Inc.	9,969	83,241
* #	American Tower Corp.	42,955	1,303,255
	Arbinet-thexchange, Inc.	8,500	14,280
	AT&T, Inc.	765,518	18,847,053
* #	Cbeyond, Inc.	5,270	82,950
*	Centennial Communications Corp.	38,656	316,206
#	CenturyTel, Inc.	38,010	1,031,591
*	Cincinnati Bell, Inc.	62,400	86,736
* #	Cogent Communications Group, Inc.	6,600	43,890
	Consolidated Communications Holdings, Inc.	12,506	140,818
* #	Crown Castle International Corp.	39,315	767,429
	D&E Communications, Inc.	5,225	36,523
	Embarq Corp.	16,250	580,450
	FairPoint Communications, Inc.	16,384	44,728
* #	FiberTower Corp.	11,189	1,622
#	Frontier Communications Corp.	51,000	413,610
*	General Communications, Inc. Class A	25,410	166,944
	Hickory Tech Corp.	3,965	23,433
* #	ICO Global Communications (Holdings), Ltd.	9,401	5,547
	IDT Corp.	200	73
	IDT Corp. Class B	7,110	2,489
#	Iowa Telecommunications Services, Inc.	11,170	143,535
*	Leap Wireless International, Inc.	22,955	578,466
* #	Level 3 Communications, Inc.	184,028	184,028
* #	NeuStar, Inc.	24,505	333,758
*	NextWave Wireless, Inc.	4,995	1,049
*	NII Holdings, Inc.	8,361	162,203
	NTELOS Holdings Corp.	445	9,630
*	Occam Networks, Inc.	5,480	14,467
*	PAETEC Holding Corp.	13,587	18,342
*	Point.360	1,448	1,622
*	Premiere Global Services, Inc.	32,286	312,851
#	Qwest Communications International, Inc.	276,300	889,686
	Regal Entertainment Group	31,700	318,268
* #	SBA Communications Corp.	24,990	497,301
#	Shenandoah Telecommunications Co.	4,606	112,294
*	Spark Networks, Inc.	5,400	13,230
*	Sprint Nextel Corp.	337,255	819,530
	SureWest Communications	4,054	41,391
* #	Syniverse Holdings, Inc.	15,000	203,400
	Telephone & Data Systems, Inc.	21,063	642,632
	Telephone & Data Systems, Inc. Special Shares	23,275	630,753

62

*	Terrestar Corp.	2,200	1,100
* #	tw telecom, inc.	53,337	408,028
*	United States Cellular Corp.	19,843	832,414
* #	USA Mobility, Inc.	9,623	101,715
	Verizon Communications, Inc.	374,011	11,171,709
	Warwick Valley Telephone Co.	1,392	12,319
	Windstream Corp.	79,079	686,406
*	Xeta Corp.	1,182	2,199
Total Telecommunication Services			43,137,194

Utilities — (3.9%)
* #	AES Corp.	237,194	1,876,205
	AGL Resources, Inc.	25,800	795,414
#	Allegheny Energy, Inc.	21,279	707,314
#	ALLETE, Inc.	11,140	346,454
#	Alliant Energy Corp.	15,500	446,865
#	Ameren Corp.	27,561	916,403
	American Electric Power Co., Inc.	43,893	1,376,046
	American States Water Co.	5,900	203,963
#	Aqua America, Inc.	27,467	569,666
	Artesian Resources Corp. Class A	1,570	24,555
#	Atmos Energy Corp.	35,420	869,561
	Avista Corp.	20,148	383,618
#	Black Hills Corp.	14,639	387,934
*	Cadiz, Inc.	2,217	20,574
	California Water Service Group	13,094	569,589
#	CenterPoint Energy, Inc.	44,916	600,976
	Central Vermont Public Service Corp.	7,410	167,466
#	CH Energy Group, Inc.	10,263	519,103
	Chesapeake Utilities Corp.	2,447	70,890
	Cleco Corp.	21,701	495,868
#	CMS Energy Corp.	84,200	989,350
	Connecticut Water Services, Inc.	4,541	105,079
	Consolidated Edison, Inc.	29,823	1,215,287
#	Constellation Energy Group	13,600	357,680
	Delta Natural Gas Co., Inc.	1,429	34,296
	Dominion Resources, Inc.	49,384	1,737,329
	DPL, Inc.	28,200	607,710
#	DTE Energy Co.	22,859	788,636
	Duke Energy Corp.	137,722	2,086,488
* #	Dynegy, Inc.	136,005	286,971
	Edison International	35,491	1,155,942
*	El Paso Electric Co.	15,700	259,678
#	Empire District Electric Co.	12,615	224,042
	Energen Corp.	15,300	446,913
	Energy West, Inc.	974	8,600
#	Entergy Corp.	21,137	1,614,021
*	Environmental Power Corp.	600	379
#	Equitable Resources, Inc.	13,720	469,636
#	Exelon Corp.	71,580	3,881,068
	FirstEnergy Corp.	30,101	1,504,749
	Florida Public Utilities Co.	1,300	13,475
	FPL Group, Inc.	45,740	2,357,897
	Great Plains Energy, Inc.	42,046	801,817
#	Hawaiian Electric Industries, Inc.	31,500	682,920

63

#	IDACORP, Inc.	16,900	491,959
#	Integrys Energy Group, Inc.	11,862	495,239
	ITC Holdings Corp.	13,990	587,300
#	Laclede Group, Inc.	8,436	382,910
	Maine & Maritimes Corp.	826	32,751
#	MDU Resources Group, Inc.	23,365	464,730
	MGE Energy, Inc.	8,052	258,067
	Middlesex Water Co.	5,312	87,914
* #	Mirant Corp.	62,100	1,066,257
	National Fuel Gas Co.	11,455	343,192
	New Jersey Resources Corp.	14,943	599,065
#	Nicor, Inc.	16,700	571,307
	NiSource, Inc.	34,900	337,832
	Northeast Utilities, Inc.	20,500	487,900
	Northwest Natural Gas Co.	8,585	368,640
	NorthWestern Corp.	12,775	309,283
*	NRG Energy, Inc.	63,355	1,479,973
	NSTAR	25,400	859,028
#	NV Energy, Inc.	87,200	935,656
#	OGE Energy Corp.	13,900	343,052
#	Oneok, Inc.	13,655	398,999
#	Ormat Technologies, Inc.	17,000	526,830
	Otter Tail Corp.	7,534	152,714
#	Pepco Holdings, Inc.	30,330	540,177
	PG&E Corp.	40,400	1,562,268
	Piedmont Natural Gas Co.	14,900	386,059
#	Pinnacle West Capital Corp.	25,155	841,938
#	PNM Resources, Inc.	28,500	286,140
	Portland General Electric Co.	24,300	472,635
	PPL Corp.	27,940	856,640
#	Progress Energy, Inc.	29,473	1,141,195
	Public Service Enterprise Group, Inc.	50,200	1,584,814
	Puget Energy, Inc.	19,000	558,600
	Questar Corp.	64,960	2,207,341
*	Reliant Energy, Inc.	82,960	422,266
	RGC Resources, Inc.	400	10,340
	SCANA Corp.	16,447	563,968
#	Sempra Energy	27,250	1,194,640
	SJW Corp.	6,600	177,474
	South Jersey Industries, Inc.	8,819	328,949
	Southern Co.	77,555	2,594,215
#	Southern Union Co.	46,100	594,229
	Southwest Gas Corp.	16,252	418,652
	Southwest Water Co.	6,920	31,002
	TECO Energy, Inc.	31,384	376,922
	UGI Corp.	29,500	748,415
#	UIL Holdings Corp.	8,833	233,456
	Unisource Energy Corp.	12,736	359,665
	Unitil Corp.	2,459	49,696
	Vectren Corp.	27,727	715,079
#	Westar Energy, Inc.	40,100	805,208
#	WGL Holdings, Inc.	18,613	597,477
#	Wisconsin Energy Corp.	16,406	731,379
#	Xcel Energy, Inc.	58,511	1,080,113
	York Water Co.	2,811	33,142
Total Utilities			67,063,119

TOTAL COMMON STOCKS			1,335,675,003

64

RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	3,300	—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	157	13
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
*	Valley National Bancorp Warrants 06/30/15	138	517
TOTAL RIGHTS/WARRANTS			530

TEMPORARY CASH INVESTMENTS — (0.7%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,735,145	11,735,145

SECURITIES LENDING COLLATERAL — (21.8%)
§ @	DFA Short Term Investment Fund LP	371,071,109	371,071,109

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $4,026,945 FHLMC 5.500%, 07/01/37, valued at $3,605,442) to be repurchased at $3,500,513	$3,500	3,500,428

TOTAL SECURITIES LENDING COLLATERAL			374,571,537

TOTAL INVESTMENTS - (100.0%)
(Cost $2,400,400,554)##			$1,721,982,215

65

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (79.7%)
Consumer Discretionary — (10.1%)
* #	1-800-FLOWERS.COM, Inc.	29,277	$73,485
*	4Kids Entertainment, Inc.	10,200	17,034
*	99 Cents Only Stores	81,918	686,473
*	A.C. Moore Arts & Crafts, Inc.	19,324	32,658
#	Aaron Rents, Inc.	48,945	1,069,938
	Aaron Rents, Inc. Class A	3,344	58,854
#	Abercrombie & Fitch Co.	6,200	110,670
* #	AbitibiBowater, Inc.	10,244	7,785
*	Acme Communications, Inc.	9,330	2,239
	Acme United Corp.	1,802	12,938
	Advance Auto Parts, Inc.	53,000	1,734,690
* #	Aeropostale, Inc.	14,029	296,152
*	AFC Enterprises, Inc.	18,883	90,638
	Aldila, Inc.	5,648	21,745
*	Alloy, Inc.	12,984	64,530
* #	Amazon.com, Inc.	18,159	1,068,112
	Ambassadors Group, Inc.	21,969	181,684
*	AMDL, Inc.	1,900	1,843
* #	American Apparel, Inc.	6,178	12,541
	American Axle & Manufacturing Holdings, Inc.	41,700	45,453
*	American Biltrite, Inc.	1,008	1,512
#	American Eagle Outfitters, Inc.	230,350	2,075,453
	American Greetings Corp. Class A	29,700	128,898
*	America’s Car-Mart, Inc.	10,590	96,263
	Ameristar Casinos, Inc.	56,994	511,236
*	AnnTaylor Stores Corp.	49,290	242,507
* #	Apollo Group, Inc. Class A	15,844	1,290,652
	Arbitron, Inc.	12,247	183,950
#	Arctic Cat, Inc.	9,060	38,867
	Ark Restaurants Corp.	2,168	22,591
	ArvinMeritor, Inc.	147,900	258,825
	Asbury Automotive Group, Inc.	23,072	82,598
*	Ascent Media Corp.	7,195	187,646
*	ATC Technology Corp.	24,587	320,860
*	Audiovox Corp. Class A	1,100	4,961
*	AutoNation, Inc.	223,608	2,075,082
* #	Autozone, Inc.	5,600	744,184
*	Avatar Holdings, Inc.	11,137	289,005
*	Bakers Footwear Group, Inc.	2,149	860
*	Ballantyne of Omaha, Inc.	8,388	12,163
* #	Bally Technologies, Inc.	13,500	272,565
	Barnes & Noble, Inc.	55,821	916,581
*	Barry (R.G.) Corp.	21,060	134,995

1

	Bassett Furniture Industries, Inc.	3,201	10,531
	Beasley Broadcast Group, Inc.	5,114	7,671
	bebe Stores, Inc.	88,594	500,556
* #	Bed Bath and Beyond, Inc.	101,000	2,346,230
	Belo Corp.	15,045	30,090
#	Belo Corp. Class A	176,729	252,722
*	Benihana, Inc.	3,594	8,410
*	Benihana, Inc. Class A	5,026	12,263
#	Best Buy Co., Inc.	26,168	733,227
	Big 5 Sporting Goods Corp.	21,421	112,674
* #	Big Lots, Inc.	73,748	991,911
* #	BJ’s Restaurants, Inc.	31,301	347,441
#	Black & Decker Corp.	31,800	919,338
#	Blockbuster, Inc. Class A	103,622	132,636
*	Blockbuster, Inc. Class B	53,203	44,691
* #	Blue Nile, Inc.	5,655	114,344
*	Bluegreen Corp.	22,200	38,850
	Blyth, Inc.	27,600	94,116
	Bob Evans Farms, Inc.	21,920	384,915
#	Bon-Ton Stores, Inc.	8,700	11,875
	Books-A-Million, Inc.	14,030	32,830
	Borders Group, Inc.	28,968	12,746
#	BorgWarner, Inc.	47,900	808,552
	Bowl America, Inc. Class A	3,649	35,030
#	Boyd Gaming Corp.	57,300	275,613
#	Brinker International, Inc.	66,050	724,568
*	Brink’s Home Security Holdings, Inc.	31,200	713,544
#	Brookfield Homes Corp.	18,364	45,726
	Brown Shoe Company, Inc.	41,363	193,992
#	Brunswick Corp.	175,368	487,523
#	Buckle, Inc.	31,575	667,811
* #	Buffalo Wild Wings, Inc.	13,832	310,667
*	Build-A-Bear-Workshop, Inc.	17,000	71,400
	Building Materials Holding Corp.	3,272	1,505
	Bunge, Ltd.	31,200	1,339,728
* #	Cabela’s, Inc.	67,397	378,097
	Cablevision Systems New York Group Class A	8,000	128,240
*	Cache, Inc.	12,100	22,627
*	California Coastal Communities, Inc.	6,342	7,991
*	California Pizza Kitchen, Inc.	25,283	261,932
	Callaway Golf Co.	74,528	567,158
	Canterbury Park Holding Corp.	2,074	13,108
* #	Capella Education Co.	8,272	457,690
* #	Career Education Corp.	84,337	1,838,547
* #	CarMax, Inc.	258,382	2,136,819
	Carmike Cinemas, Inc.	8,500	17,085
	Carnival Corp.	230,400	4,190,976
*	Carriage Services, Inc.	12,214	26,993
* #	Carter’s, Inc.	44,641	758,451
*	Casual Male Retail Group, Inc.	12,962	4,926
	Cato Corp. Class A	31,592	417,962
*	Cavalier Homes, Inc.	11,815	16,068
*	Cavco Industries, Inc.	6,551	160,368
	CBS Corp. Class A	6,831	39,483
	CBS Corp. Class B	167,900	960,388

2

*	CEC Entertainment, Inc.	20,608	480,991
#	Centex Corp.	157,200	1,337,772
*	Champion Enterprises, Inc.	59,680	27,453
* #	Charles and Colvard, Ltd.	4,375	1,137
*	Charlotte Russe Holding, Inc.	13,500	69,525
* #	Charter Communications, Inc.	76,446	6,880
* #	Cheesecake Factory, Inc.	59,438	515,922
#	Cherokee, Inc.	8,805	134,540
*	Chico’s FAS, Inc.	15,619	61,851
* #	Chipotle Mexican Grill, Inc.	7,426	354,666
*	Chipotle Mexican Grill, Inc. Class B	9,400	427,888
#	Choice Hotels International, Inc.	16,200	426,384
	Christopher & Banks Corp.	21,016	81,542
*	Chromcraft Revington, Inc.	2,958	843
	Churchill Downs, Inc.	15,651	540,116
	Cinemark Holdings, Inc.	67,768	536,045
#	Circuit City Stores, Inc.	27,900	167
	Citadel Broadcasting Co.	77,815	14,007
* #	Citi Trends, Inc.	14,243	135,736
	CKE Restaurants, Inc.	43,591	361,805
*	CKX, Inc.	30,161	98,626
* #	Coach, Inc.	20,357	297,212
	Coachmen Industries, Inc.	800	1,160
	Coast Distribution System, Inc.	1,760	1,892
	Cobra Electronics Corp.	3,055	3,727
*	Coinstar, Inc.	30,558	702,223
*	Coldwater Creek, Inc.	22,804	64,307
	Collectors Universe, Inc.	8,545	32,813
#	Columbia Sportswear Co.	45,600	1,309,632
	Comcast Corp. Class A	692,042	10,138,415
#	Comcast Corp. Special Class A	279,784	3,883,402
*	Concord Camera Corp.	2,339	5,964
* #	Conn’s, Inc.	20,711	251,846
	Cooper Tire & Rubber Co.	52,160	243,587
* #	Corinthian Colleges, Inc.	63,899	1,193,633
* #	Cosi, Inc.	800	263
	Courier Corp.	21,176	332,675
* #	Cox Radio, Inc.	45,100	227,755
#	CPI Corp.	2,685	18,526
#	Cracker Barrel Old Country Store, Inc.	11,132	195,589
	Craftmade International, Inc.	2,176	4,515
* #	Crown Media Holdings, Inc.	55,331	91,296
	CSS Industries, Inc.	8,300	125,911
*	Culp, Inc.	10,400	19,552
* #	Cumulus Media, Inc. Class A	8,222	14,142
*	Cybex International, Inc.	9,222	16,692
*	Cycle Country Accessories Corp.	554	233
#	D.R. Horton, Inc.	267,875	1,596,535
#	Darden Restaurants, Inc.	68,700	1,801,314
* #	Deckers Outdoor Corp.	6,300	329,112
	Decorator Industries, Inc.	452	344
*	DEI Holdings, Inc.	700	154
*	dELiA*s, Inc.	9,631	19,166
*	Delta Apparel, Inc.	16,268	63,445
*	Design Within Reach, Inc.	10,149	4,669

3

*	Destination Maternity Corp.	2,665	22,652
#	DeVry, Inc.	25,900	1,387,722
*	DG FastChannel, Inc.	24,343	352,730
* #	Dick’s Sporting Goods, Inc.	89,606	986,562
*	Diedrich Coffee, Inc.	3,885	1,360
#	Dillards, Inc. Class A	56,644	246,401
#	DineEquity, Inc.	14,008	123,831
*	Discovery Communications, Inc. (25470F104)	121,859	1,766,955
* #	Discovery Communications, Inc. (25470F203)	2,197	31,692
*	Discovery Communications, Inc. (25470F302)	93,866	1,349,793
* #	DISH Network Corp.	18,208	233,791
	Disney (Walt) Co.	714,512	14,776,108
*	Dixie Group, Inc.	4,224	6,547
* #	Dollar Tree, Inc.	34,500	1,473,495
* #	Domino’s Pizza, Inc.	35,600	238,164
*	Dorman Products, Inc.	11,143	111,319
	Dover Downs Gaming & Entertainment, Inc.	17,200	54,868
	Dover Motorsports, Inc.	9,256	14,347
*	Dr Pepper Snapple Group, Inc.	20,500	337,225
* #	Drew Industries, Inc.	25,652	221,120
* #	drugstore.com, Inc.	36,433	36,069
*	DRYCLEAN USA, Inc.	100	80
* #	DSW, Inc.	13,308	132,814
*	Duckwall-ALCO Stores, Inc.	100	880
	E.W. Scripps Co.	14,118	22,730
	Eastman Kodak Co.	373,886	1,693,704
*	Eddie Bauer Holdings, Inc.	7,100	5,325
	Educational Development Corp.	2,662	10,568
*	Einstein Noah Restaurant Group, Inc.	11,926	82,528
*	EMAK Worldwide, Inc.	1,200	411
*	Emerson Radio Corp.	15,028	7,815
	Emmis Communications Corp. Class A	21,152	6,134
* #	Enova Systems, Inc.	6,780	2,983
#	Entercom Communications Corp.	21,172	24,771
*	Entravision Communications Corp.	47,872	40,212
	Escalade, Inc.	5,107	2,553
#	Ethan Allen Interiors, Inc.	34,667	394,857
* #	Expedia, Inc.	106,061	947,125
#	Family Dollar Stores, Inc.	73,500	2,041,095
*	Famous Dave’s of America, Inc.	6,844	20,943
	Finish Line, Inc. Class A	30,773	146,172
*	Finlay Enterprises, Inc.	3,903	98
	Fisher Communications, Inc.	8,160	124,440
*	Flanigan’s Enterprises, Inc.	1,000	3,810
* #	Fleetwood Enterprises, Inc.	36,272	2,938
	Flexsteel Industries, Inc.	4,038	31,456
	Foot Locker, Inc.	195,400	1,438,144
* #	Ford Motor Co.	560,593	1,048,309
	Fortune Brands, Inc.	107,543	3,441,376
* #	Fossil, Inc.	78,094	901,205
*	Franklin Covey Co.	24,855	102,154
*	Franklin Electronic Publishers, Inc.	1,643	1,446
*	Frederick’s of Hollywood Group	3,466	1,282
#	Fred’s, Inc.	48,398	496,563
	Frisch’s Restaurants, Inc.	7,545	162,293

4

* #	Fuel Systems Solutions, Inc.	14,020	366,483
*	Full House Resorts, Inc.	4,730	5,108
	Furniture Brands International, Inc.	38,959	79,866
*	Gaiam, Inc.	12,578	44,903
*	GameStop Corp. Class A	86,800	2,150,904
*	GameTech International, Inc.	7,286	9,107
*	Gaming Partners International Corp.	8,066	55,333
* #	Gander Mountain Co.	15,412	31,749
#	Gannett Co., Inc.	134,906	778,408
	Gap, Inc.	146,656	1,654,280
* #	Gaylord Entertainment Co.	36,073	382,374
#	General Motors Corp.	64,700	194,747
*	Genesco, Inc.	16,675	256,795
*	Gentek, Inc.	13,251	180,876
	Gentex Corp.	93,765	786,688
#	Genuine Parts Co.	73,500	2,353,470
*	G-III Apparel Group, Ltd.	17,253	94,891
*	Goodyear Tire & Rubber Co.	96,200	593,554
*	Gottschalks, Inc.	9,394	939
#	Gray Television, Inc.	21,895	7,225
	Gray Television, Inc. Class A	3,160	3,413
*	Great Wolf Resorts, Inc.	23,500	45,355
#	Group 1 Automotive, Inc.	18,800	187,436
* #	GSI Commerce, Inc.	37,837	324,263
#	Guess?, Inc.	13,874	223,233
* #	Gymboree Corp.	23,130	566,685
#	H&R Block, Inc.	31,000	642,630
*	Hampshire Group, Ltd.	1,000	3,575
#	Handleman Co.	12,038	1,685
* #	Hanesbrands, Inc.	1,137	10,222
#	Harley-Davidson, Inc.	123,401	1,503,024
#	Harman International Industries, Inc.	14,900	239,741
*	Harris Interactive, Inc.	17,312	8,656
#	Harte-Hanks, Inc.	46,244	291,337
*	Hartmarx Corp.	7,100	195
#	Hasbro, Inc.	95,478	2,303,884
*	Hastings Entertainment, Inc.	2,673	6,816
#	Haverty Furniture Co., Inc.	19,126	153,391
	Haverty Furniture Co., Inc. Class A	1,200	9,576
*	Hawk Corp.	9,599	162,127
*	Hayes Lemmerz International, Inc.	65,769	5,919
	Hearst-Argyle Television, Inc.	48,903	192,678
	Heelys, Inc.	6,558	13,378
*	Helen of Troy, Ltd.	32,793	343,343
*	Hibbett Sporting Goods, Inc.	14,600	198,706
#	Hillenbrand, Inc.	32,200	595,378
*	Hollywood Media Corp.	18,149	17,786
#	Home Depot, Inc.	252,200	5,429,866
	Hooker Furniture Corp.	9,295	75,104
*	Hot Topic, Inc.	53,105	453,517
*	Hovnanian Enterprises, Inc. Class A	44,200	74,698
*	HSN, Inc.	27,760	131,860
*	Iconix Brand Group, Inc.	57,412	474,797
#	Idearc, Inc.	12,372	804
*	ILX Resorts, Inc.	1,389	736

5

*	Image Entertainment, Inc.	8,257	7,596
*	Infosonics Corp.	4,740	1,327
	Interactive Data Corp.	76,400	1,742,684
	Interface, Inc. Class A	49,695	202,756
#	International Game Technology	28,687	304,082
	International Speedway Corp. Class A	36,869	858,310
* #	Interpublic Group of Companies, Inc.	577,869	1,924,304
*	Interstate Hotels & Resorts, Inc.	25,000	12,500
*	Interval Leisure Group, Inc.	27,760	139,078
* #	iRobot Corp.	28,061	213,264
*	Isle of Capri Casinos, Inc.	23,578	66,726
*	ITT Educational Services, Inc.	5,900	722,809
*	J. Alexander’s Corp.	13,496	33,740
* #	J. Crew Group, Inc.	10,500	105,000
#	J.C. Penney Co., Inc.	187,900	3,147,325
* #	Jack in the Box, Inc.	45,637	1,030,940
	Jackson Hewitt Tax Service, Inc.	34,430	455,853
*	Jaclyn, Inc.	698	2,220
*	JAKKS Pacific, Inc.	21,558	395,374
* #	Jarden Corp.	90,185	940,630
*	Jennifer Convertibles, Inc.	1,300	455
*	Jo-Ann Stores, Inc.	27,164	346,884
	Johnson Controls, Inc.	213,952	2,676,540
	Johnson Outdoors, Inc.	5,589	42,421
	Jones Apparel Group, Inc.	76,848	265,894
* #	Jos. A. Bank Clothiers, Inc.	18,185	499,360
	Journal Communications, Inc. Class A	14,600	26,134
#	Journal Register Co.	21,056	137
#	KB HOME	120,600	1,286,802
	Kenneth Cole Productions, Inc. Class A	9,800	62,622
	Kimball International, Inc. Class B	23,466	161,681
*	Knology, Inc.	21,625	101,637
* #	Kohl’s Corp.	93,225	3,422,290
*	Kona Grill, Inc.	5,400	9,180
	Koss Corp.	930	10,416
*	Krispy Kreme Doughnuts, Inc.	26,685	37,092
	KSW, Inc.	3,630	9,656
	K-Swiss, Inc. Class A	31,659	339,384
	LaCrosse Footwear, Inc.	6,213	66,852
*	Lakeland Industries, Inc.	3,775	29,105
*	Lakes Entertainment, Inc.	7,785	23,044
* #	Lamar Advertising Co.	10,500	94,605
#	Landry’s Restaurants, Inc.	1,100	7,106
*	Las Vegas Sands Corp.	16,700	86,005
*	Lazare Kaplan International, Inc.	3,667	13,568
	La-Z-Boy, Inc.	48,264	46,816
*	LeapFrog Enterprises, Inc.	29,800	59,898
*	Lear Corp.	68,200	62,062
#	Lee Enterprises, Inc.	18,653	5,782
#	Leggett & Platt, Inc.	140,889	1,759,704
#	Lennar Corp. Class A	97,600	750,544
	Lennar Corp. Class B	6,858	39,776
* #	Lenox Group, Inc.	9,389	160
#	Libbey, Inc.	10,000	12,400
* #	Liberty Global, Inc. Class A	59,152	861,845

6

* #	Liberty Global, Inc. Series C	63,181	904,752
*	Liberty Media Corp. - Entertainment Class A	345,508	6,340,072
*	Liberty Media Corp. - Entertainment Class B	3,676	67,896
*	Liberty Media Holding Corp. Capital Class A	96,457	529,549
*	Liberty Media Holding Corp. Capital Class B	1,494	7,350
*	Liberty Media Holding Corp. Interactive Class A	348,685	1,094,871
*	Liberty Media Holding Corp. Interactive Class B	8,374	26,546
* #	Life Time Fitness, Inc.	30,114	445,988
	Lifetime Brands, Inc.	11,743	20,550
#	Limited Brands, Inc.	154,372	1,222,626
*	LIN TV Corp.	18,600	13,020
*	Lincoln Educational Services	22,229	324,988
#	Lithia Motors, Inc. Class A	10,453	31,986
* #	Live Nation, Inc.	63,237	330,730
	Liz Claiborne, Inc.	25,776	56,707
* #	LKQ Corp.	188,176	2,173,433
* #	Lodgenet Entertainment Corp.	7,407	7,037
*	Lodgian, Inc.	22,139	40,957
	Lowe’s Companies, Inc.	409,000	7,472,430
*	Luby’s, Inc.	30,352	137,798
#	M/I Homes, Inc.	30,680	271,211
*	Mace Security International, Inc.	4,449	3,337
	Macy’s, Inc.	268,940	2,407,013
*	Maidenform Brands, Inc.	25,404	227,366
	Marine Products Corp.	34,983	130,836
*	MarineMax, Inc.	9,000	15,840
#	Marriott International, Inc. Class A	43,103	703,010
* #	Martha Stewart Living Omnimedia, Inc.	21,906	51,260
* #	Marvel Entertainment, Inc.	12,600	346,626
#	Mattel, Inc.	155,920	2,212,505
	Matthews International Corp. Class A	22,900	891,726
*	McCormick & Schmick’s Seafood Restaurants, Inc.	500	1,765
	McDonald’s Corp.	92,088	5,342,946
	McGraw-Hill Companies, Inc.	23,329	513,005
	MDC Holdings, Inc.	56,500	1,731,160
*	Meade Instruments Corp.	1,100	187
	Media General, Inc. Class A	16,131	31,455
*	Mediacom Communications Corp.	33,732	182,153
#	Meredith Corp.	40,440	645,827
*	Meritage Homes Corp.	25,189	277,583
*	Meritage Hospitality Group, Inc.	299	299
* #	MGM Mirage	44,780	358,240
*	Midas, Inc.	6,973	61,014
	Modine Manufacturing Co.	31,200	85,488
* #	Mohawk Industries, Inc.	62,209	1,997,531
	Monaco Coach Corp.	18,600	10,788
*	Monarch Casino & Resort, Inc.	18,647	190,945
	Monro Muffler Brake, Inc.	30,751	746,327
* #	Morgans Hotel Group	25,462	92,936
* #	Morningstar, Inc.	9,805	339,939
*	Morton’s Restaurant Group, Inc.	900	1,620
	Movado Group, Inc.	23,081	177,262
*	MTR Gaming Group, Inc.	19,267	28,900
*	Multimedia Games, Inc.	25,319	43,295
*	Nathan’s Famous, Inc.	7,105	97,623

7

#	National CineMedia, Inc.	31,015	312,631
*	National Lampoon, Inc.	3,300	2,079
	National Presto Industries, Inc.	7,215	484,415
	Nautilus Group, Inc.	30,500	42,395
*	Navarre Corp.	13,700	6,576
* #	Netflix, Inc.	20,041	724,282
*	Nevada Gold & Casinos, Inc.	1,700	1,309
	New Frontier Media, Inc.	17,805	29,378
*	New Motion, Inc.	5,330	5,863
*	New York & Co., Inc.	13,875	27,472
	Newell Rubbermaid, Inc.	146,872	1,186,726
	News Corp. Class A	414,205	2,646,770
#	News Corp. Class B	112,751	816,317
#	NIKE, Inc. Class B	16,700	755,675
*	Nobel Learning Communities, Inc.	7,696	104,204
	Nobility Homes, Inc.	2,427	18,469
#	Noble International, Ltd.	20,638	6,811
#	Nordstrom, Inc.	22,872	290,246
#	Nutri/System, Inc.	14,728	189,844
*	NVR, Inc.	4,754	2,025,632
*	Office Depot, Inc.	21,300	46,008
	OfficeMax, Inc.	42,144	232,213
	Omnicom Group, Inc.	14,480	374,887
*	Orange 21, Inc.	574	442
#	Orleans Homebuilders, Inc.	11,607	13,928
	O’Charleys, Inc.	17,682	44,205
* #	O’Reilly Automotive, Inc.	90,600	2,633,742
* #	Outdoor Channel Holdings, Inc.	31,242	190,264
*	Overstock.com, Inc.	15,459	169,740
	Oxford Industries, Inc.	12,400	82,584
*	P & F Industries, Inc. Class A	1,381	1,795
* #	P.F. Chang’s China Bistro, Inc.	23,818	422,293
*	Pacific Sunwear of California, Inc.	50,732	63,415
*	Palm Harbor Homes, Inc.	28,562	101,109
* #	Panera Bread Co.	19,844	932,271
* #	Papa John’s International, Inc.	12,766	242,682
*	PC Mall, Inc.	10,475	41,586
* #	Penn National Gaming, Inc.	36,900	688,185
	Pennichuck Corp.	2,294	40,122
#	Penske Automotive Group, Inc.	82,000	608,440
*	Perry Ellis International, Inc.	7,329	28,143
* #	PetMed Express, Inc.	19,700	284,468
	PetSmart, Inc.	69,796	1,310,071
	Phillips-Van Heusen Corp.	57,215	1,088,229
*	Phoenix Footwear Group, Inc.	4,509	1,398
* #	Pinnacle Entertainment, Inc.	44,224	299,839
*	Playboy Enterprises, Inc. Class A	812	2,517
* #	Playboy Enterprises, Inc. Class B	24,304	42,046
* #	PokerTek, Inc.	2,300	2,645
#	Polaris Industries, Inc.	14,000	297,780
#	Polo Ralph Lauren Corp.	28,000	1,148,840
*	Pomeroy IT Solutions, Inc.	3,300	9,933
	Pool Corp.	34,432	545,747
*	Premier Exhibitions, Inc.	6,900	7,797
#	Pre-Paid Legal Services, Inc.	12,424	417,695

8

* #	Priceline.com, Inc.	8,800	590,392
	PRIMEDIA, Inc.	20,166	35,895
* #	Princeton Review, Inc.	24,014	117,909
*	Progressive Gaming International Corp.	4,325	269
*	Proliance International, Inc.	5,180	2,642
#	Pulte Homes, Inc.	290,600	2,949,590
*	Q.E.P. Co., Inc.	670	858
*	Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	2,690
*	Quiksilver, Inc.	84,400	177,240
* #	R.H. Donnelley Corp.	31,065	10,251
*	Radio One, Inc. Class D	37,614	12,789
#	RadioShack Corp.	139,916	1,603,437
*	Rainmaker Systems, Inc.	17,083	16,912
*	RC2 Corp.	14,947	86,842
	RCN Corp.	39,075	143,796
*	Reading International, Inc. Class A	8,426	29,070
*	Reading International, Inc. Class B	300	1,177
*	Red Lion Hotels Corp.	17,388	38,775
* #	Red Robin Gourmet Burgers, Inc.	15,390	187,450
*	Regent Communications, Inc.	1,660	282
	Regis Corp.	40,744	458,370
*	Rent-A-Center, Inc.	80,990	1,202,701
*	Rentrak Corp.	8,908	110,459
*	Retail Ventures, Inc.	27,580	65,916
*	Rex Stores Corp.	19,000	110,200
*	Rick’s Cabaret International, Inc.	2,200	8,756
*	Rockford Corp.	1,653	893
*	Rocky Brands, Inc.	3,043	10,498
#	Ross Stores, Inc.	75,681	2,226,535
#	Royal Caribbean Cruises, Ltd.	129,600	841,104
*	Rubio’s Restaurants, Inc.	6,175	22,230
#	Ruby Tuesday, Inc.	19,917	24,697
	Russ Berrie & Co., Inc.	4,300	7,353
*	Ruth’s Hospitality Group, Inc.	5,601	6,329
#	Ryland Group, Inc.	56,702	884,551
*	Saga Communications, Inc.	3,820	16,886
#	Saks, Inc.	55,578	140,057
	Salem Communications Corp.	12,725	12,470
*	Sally Beauty Holdings, Inc.	51,118	241,788
	Sauer-Danfoss, Inc.	38,198	288,013
	Scholastic Corp.	21,700	236,530
*	Scientific Games Corp.	86,224	1,083,836
	Scripps Networks Interactive	36,355	780,542
*	Sealy Corp.	67,100	124,135
* #	Sears Holdings Corp.	103,265	4,225,604
	Service Corp. International	355,943	1,619,541
#	Sherwin-Williams Co.	14,700	701,925
	Shiloh Industries, Inc.	9,806	22,554
*	Shoe Carnival, Inc.	13,509	106,046
*	Shuffle Master, Inc.	55,285	187,416
*	Shutterfly, Inc.	14,102	93,214
*	Silverleaf Resorts, Inc.	11,604	9,515
	Sinclair Broadcast Group, Inc. Class A	39,516	73,105
* #	SIRIUS XM Radio, Inc.	223,080	26,770
*	Skechers U.S.A., Inc. Class A	33,774	336,389

9

	Skyline Corp.	10,884	218,551
* #	Smith & Wesson Holding Corp.	10,000	23,600
#	Snap-On, Inc.	62,497	1,886,159
	Sonesta International Hotels Corp. Class A	538	5,633
#	Sonic Automotive, Inc.	56,087	113,857
* #	Sonic Corp.	40,111	390,681
	Sotheby’s Class A	10,400	90,376
* #	Source Interlink Companies, Inc.	15,200	1,672
*	Spanish Broadcasting System, Inc.	27,626	4,696
#	Spartan Motors, Inc.	22,865	99,234
	Speedway Motorsports, Inc.	43,156	623,173
*	Sport Chalet, Inc. Class A	8,108	2,838
*	Sport Chalet, Inc. Class B	525	409
	Sport Supply Group, Inc.	13,276	107,005
	Stage Stores, Inc.	30,650	219,147
*	Stamps.com, Inc.	18,865	154,316
	Standard Motor Products, Inc.	12,400	29,140
	Standard Pacific Corp.	100,366	141,516
	Stanley Furniture, Inc.	3,918	30,756
#	Staples, Inc.	53,572	853,938
* #	Starbucks Corp.	33,938	320,375
#	Starwood Hotels & Resorts Worldwide, Inc.	17,000	257,040
*	Steinway Musical Instruments, Inc.	8,863	102,456
*	Steven Madden, Ltd.	22,882	397,689
	Stewart Enterprises, Inc.	24,804	84,830
*	Stoneridge, Inc.	22,909	44,902
	Strattec Security Corp.	4,792	46,962
#	Strayer Education, Inc.	4,100	887,363
	Sturm Ruger & Co., Inc.	23,827	157,496
*	Sun-Times Media Group, Inc. Class A	27,900	1,674
	Superior Industries International, Inc.	22,556	231,650
	Superior Uniform Group, Inc.	12,533	100,013
*	Syms Corp.	2,630	15,201
	Systemax, Inc.	36,113	365,825
#	Talbots, Inc.	24,302	49,333
	Tandy Brand Accessories, Inc.	5,800	8,990
*	Tandy Leather Factory, Inc.	4,833	8,144
#	Target Corp.	76,292	2,380,310
* #	Tarragon Corp.	10,084	212
*	Tarrant Apparel Group	9,957	5,775
	Tempur-Pedic International, Inc.	37,243	260,701
*	Tenneco Automotive, Inc.	34,900	64,216
* #	Texas Roadhouse, Inc.	65,744	501,627
*	The Children’s Place Retail Stores, Inc.	31,580	594,020
* #	The DIRECTV Group, Inc.	111,600	2,444,040
* #	The Dress Barn, Inc.	56,296	485,272
*	The Hallwood Group, Inc.	797	24,703
	The Marcus Corp.	24,326	251,288
#	The McClatchey Co.	18,784	12,397
	The Men’s Wearhouse, Inc.	43,843	510,771
	The New York Times Co. Class A	150,664	748,800
	The Pep Boys - Manny, Moe & Jack	46,372	134,015
#	The Stanley Works	62,100	1,941,246
*	The Steak n Shake Co.	37,862	216,571
#	The TJX Companies, Inc.	27,494	533,933

10

* #	The Walking Co Holdings, Inc.	4,714	12,304
*	The Wet Seal, Inc. Class A	106,280	277,391
#	Thor Industries, Inc.	59,668	631,287
*	Ticketmaster Entertainment, Inc.	27,760	165,172
#	Tiffany & Co.	61,444	1,274,963
*	Timberland Co. Class A	49,890	548,291
#	Time Warner, Inc.	1,391,811	12,985,597
*	TiVo, Inc.	48,558	349,132
* #	Toll Brothers, Inc.	137,400	2,338,548
* #	Tractor Supply Co.	30,900	1,041,639
*	Trans World Entertainment Corp.	1,798	1,474
*	True Religion Apparel, Inc.	18,100	206,521
* #	Trump Entertainment Resorts, Inc.	16,000	3,680
*	TRW Automotive Holdings Corp.	86,062	265,932
	Tupperware Corp.	28,324	582,341
*	Tween Brands, Inc.	18,900	50,841
	Tyco Electronics, Ltd.	152,500	2,159,400
* #	Under Armour, Inc. Class A	5,200	96,200
*	Unifi, Inc.	75,383	138,705
	Unifirst Corp.	17,480	458,675
*	Universal Electronics, Inc.	16,155	182,228
*	Universal Technical Institute, Inc.	14,748	258,532
*	Urban Outfitters, Inc.	11,700	182,286
#	V.F. Corp.	53,300	2,985,866
* #	Vail Resorts, Inc.	36,701	855,867
*	Valassis Communications, Inc.	32,900	42,112
	Value Line, Inc.	2,830	101,908
*	ValueVision Media, Inc. Class A	17,572	4,305
*	VCG Holding Corp.	8,900	14,062
* #	Viacom, Inc. Class A	13,609	221,418
*	Viacom, Inc. Class B	138,600	2,044,350
	Virco Manufacturing Corp.	8,180	17,178
	Visteon Corp.	39,700	5,558
* #	Volcom, Inc.	9,458	78,407
*	Voyager Learning Co.	7,226	10,839
	WABCO Holdings, Inc.	5,300	79,235
*	Warnaco Group, Inc.	41,050	929,372
	Warner Music Group Corp.	46,600	95,530
#	Washington Post Co.	1,925	751,828
	Weight Watchers International, Inc.	18,000	410,580
*	Wells-Gardner Electronics Corp.	2,976	1,875
	Wendy’s/Arby’s Group, Inc.	267,288	1,347,132
* #	West Marine, Inc.	17,773	90,642
*	Westwood One, Inc.	32,200	2,190
	Weyco Group, Inc.	7,315	210,526
#	Whirlpool Corp.	62,199	2,079,313
	Wiley (John) & Sons, Inc. Class A	43,578	1,543,969
#	Wiley (John) & Sons, Inc. Class B	3,422	122,713
*	Williams Controls, Inc.	6,026	41,278
#	Williams-Sonoma, Inc.	85,662	678,443
*	Winmark Corp.	795	8,161
#	Winnebago Industries, Inc.	17,516	96,863
* #	WMS Industries, Inc.	28,729	638,358
	Wolverine World Wide, Inc.	40,157	728,448
	World Wrestling Entertainment, Inc.	27,091	263,866

11

*	WPT Enterprises, Inc.	3,728	1,268
	Wyndham Worldwide Corp.	153,101	938,509
* #	Wynn Resorts, Ltd.	16,000	481,280
*	Xerium Technologies, Inc.	19,000	9,310
*	Young Broadcasting, Inc. Class A	1,630	49
#	Yum! Brands, Inc.	23,904	684,132
*	Zale Corp.	39,800	49,352
* #	Zumiez, Inc.	18,013	128,793
Total Consumer Discretionary			304,738,014

Consumer Staples — (6.7%)
#	Alberto-Culver Co.	85,172	2,083,307
#	Alico, Inc.	8,271	231,588
*	Alliance One International, Inc.	63,772	153,053
	Altria Group, Inc.	409,900	6,779,746
#	Andersons, Inc.	15,734	257,880
#	Archer-Daniels-Midland Co.	204,339	5,594,802
	Arden Group, Inc. Class A	1,742	200,208
#	Avon Products, Inc.	26,922	550,555
	B&G Foods, Inc.	12,265	56,910
* #	BJ’s Wholesale Club, Inc.	48,769	1,398,695
*	Boston Beer Co., Inc. Class A	17,795	449,146
*	Bridgford Foods Corp.	5,766	22,949
	Brown-Forman Corp. Class A	3,223	153,092
#	Brown-Forman Corp. Class B	8,759	397,746
*	Cagle’s, Inc. Class A	1,262	2,524
	Calavo Growers, Inc.	14,339	174,936
#	Cal-Maine Foods, Inc.	17,945	485,951
	Campbell Soup Co.	37,516	1,139,361
*	Caribou Coffee Co.	5,190	7,785
#	Casey’s General Stores, Inc.	44,472	945,030
	CCA Industries, Inc.	1,800	5,544
*	Central European Distribution Corp.	28,767	348,081
*	Central Garden & Pet Co.	23,610	142,604
*	Central Garden & Pet Co. Class A	18,038	108,228
* #	Chattem, Inc.	8,600	581,360
#	Chiquita Brands International, Inc.	92,071	1,287,153
#	Church & Dwight Co., Inc.	40,600	2,161,138
#	Clorox Co.	12,900	646,935
	Coca-Cola Bottling Co.	4,944	222,233
	Coca-Cola Co.	167,513	7,156,155
	Coca-Cola Enterprises, Inc.	259,919	2,918,890
	Colgate-Palmolive Co.	29,698	1,931,558
*	Collective Brands, Inc.	37,788	403,198
*	Constellation Brands, Inc. Class A	143,300	2,080,716
*	Constellation Brands, Inc. Class B	5,807	86,118
	Corn Products International, Inc.	90,277	2,089,913
#	Costco Wholesale Corp.	35,000	1,576,050
*	Craft Brewers Alliance, Inc.	7,380	9,299
*	Cuisine Solutions, Inc.	3,822	2,446
	CVS Caremark Corp.	597,685	16,065,773
*	Darling International, Inc.	42,457	194,878
* #	Dean Foods Co.	63,100	1,220,354
	Del Monte Foods Co.	274,339	1,827,098
#	Diamond Foods, Inc.	14,350	368,508

12

*	Elizabeth Arden, Inc.	30,517	177,914
* #	Energizer Holdings, Inc.	44,428	2,116,106
#	Estee Lauder Companies, Inc.	10,700	280,875
	Farmer Brothers Co.	16,766	341,356
	Flowers Foods, Inc.	54,392	1,168,884
	GateHouse Media, Inc.	25,200	1,764
	General Mills, Inc.	54,044	3,196,703
	Golden Enterprises, Inc.	3,587	8,250
#	Great Atlantic & Pacific Tea, Inc.	48,526	345,505
* #	Green Mountain Coffee, Inc.	24,536	938,747
	Griffin Land & Nurseries, Inc. Class A	5,035	172,952
*	Hain Celestial Group, Inc.	42,421	645,648
*	Hansen Natural Corp.	18,900	633,150
	Heinz (H.J.) Co.	23,061	841,726
#	Hormel Foods Corp.	69,372	2,069,367
*	IGI Labratories, Inc.	4,339	2,690
	Imperial Sugar Co.	13,248	150,497
	Ingles Market, Inc. Class A	12,446	177,480
*	Integrated Biopharma, Inc.	1,529	352
	Inter Parfums, Inc.	30,623	184,963
	J & J Snack Foods Corp.	19,259	672,332
	J.M. Smucker Co.	59,324	2,678,479
*	Katy Industries, Inc.	600	690
#	Kellogg Co.	27,414	1,197,718
	Kimberly-Clark Corp.	19,900	1,024,253
	Kraft Foods, Inc.	571,904	16,041,907
	Lancaster Colony Corp.	25,263	919,826
#	Lance, Inc.	29,390	553,414
* #	Lifeway Foods, Inc.	3,829	28,335
	Lorillard, Inc.	12,350	734,331
#	Mannatech, Inc.	20,918	56,269
* #	Maui Land & Pineapple Co., Inc.	6,934	64,001
	McCormick & Co., Inc.	10,600	339,624
	McCormick & Co., Inc. Voting Common Stock	577	18,527
*	Medifast, Inc.	14,265	110,411
	MGP Ingredients, Inc.	11,310	6,243
	Molson Coors Brewing Co.	100,644	4,052,934
#	Molson Coors Brewing Co. Class A	400	16,000
*	Monterey Pasta Co.	14,154	11,323
	Nash-Finch Co.	14,139	608,401
* #	National Beverage Corp.	44,866	390,783
*	Natural Alternatives International, Inc.	7,028	42,871
* #	Natural Health Trends Corp.	3,610	1,083
#	Nature’s Sunshine Products, Inc.	400	1,980
*	NBTY, Inc.	65,360	1,233,343
	Nu Skin Enterprises, Inc. Class A	56,930	540,266
	Oil-Dri Corp. of America	10,212	163,903
*	Omega Protein Corp.	13,209	50,458
*	Orchids Paper Products Co.	1,600	15,600
*	Overhill Farms, Inc.	7,874	36,220
*	Pantry, Inc.	19,577	325,566
* #	Parlux Fragrances, Inc.	41,000	114,800
*	Peet’s Coffee & Tea, Inc.	13,283	269,911
#	Pepsi Bottling Group, Inc.	58,000	1,118,820
	PepsiAmericas, Inc.	141,088	2,275,749

13

	PepsiCo, Inc.	114,044	5,728,430
	Philip Morris International, Inc.	141,000	5,238,150
#	Pilgrim’s Pride Corp.	52,800	37,488
*	Prestige Brands Holdings, Inc.	53,640	340,614
	PriceSmart, Inc.	25,760	419,888
	Procter & Gamble Co.	480,488	26,186,596
	Ralcorp Holdings, Inc.	19,528	1,156,448
#	Reddy Ice Holdings, Inc.	7,400	11,988
	Reliv’ International, Inc.	7,179	34,100
*	Revlon, Inc.	35,975	212,612
#	Reynolds American, Inc.	113,493	4,333,163
* #	Rite Aid Corp.	259,632	72,697
	Rocky Mountain Chocolate Factory, Inc.	12,858	82,677
	Ruddick Corp.	42,300	1,017,315
#	Safeway, Inc.	150,300	3,220,929
	Sanderson Farms, Inc.	22,352	808,695
*	Sanfilippo (John B.) & Son, Inc.	5,698	31,339
	Sara Lee Corp.	269,000	2,698,070
*	Schiff Nutrition International, Inc.	12,348	59,394
	Seaboard Corp.	766	769,830
*	Seneca Foods Corp. Class A	3,424	69,678
*	Seneca Foods Corp. Class B	1,751	41,761
* #	Smart Balance, Inc.	35,747	259,881
* #	Smithfield Foods, Inc.	109,088	1,294,875
	Spartan Stores, Inc.	20,380	378,660
*	Spectrum Brands, Inc.	22,300	1,003
*	Star Scientific, Inc.	100,030	330,099
	SUPERVALU, Inc.	126,404	2,217,126
	Sysco Corp.	37,371	833,000
	Tasty Baking Co.	3,240	13,284
	The Hershey Co.	14,000	521,920
	The Kroger Co.	50,400	1,134,000
*	Tofutti Brands, Inc.	1,645	2,188
#	Tootsie Roll Industries, Inc.	31,204	744,839
*	TreeHouse Foods, Inc.	36,488	962,918
	Tyson Foods, Inc. Class A	197,300	1,746,105
* #	United Natural Foods, Inc.	45,702	710,209
	United-Guardian, Inc.	2,175	20,499
#	Universal Corp.	28,271	864,527
* #	USANA Health Services, Inc.	15,574	361,473
#	Vector Group, Ltd.	31,114	453,020
*	Vermont Pure Holdings, Ltd.	600	414
	Village Super Market, Inc.	4,090	112,639
#	Walgreen Co.	124,168	3,403,445
#	Wal-Mart Stores, Inc.	404,300	19,050,616
	WD-40 Co.	15,200	381,064
	Weis Markets, Inc.	30,642	953,273
#	Whole Foods Market, Inc.	5,844	59,901
*	Winn-Dixie Stores, Inc.	61,406	843,718
*	Zapata Corp.	9,535	61,501
Total Consumer Staples			203,978,853

Energy — (8.4%)
*	Abraxas Petroleum Corp.	47,700	51,993
	Adams Resources & Energy, Inc.	3,260	57,425

14

*	Allis-Chalmers Energy, Inc.	27,128	97,661
	Alon USA Energy, Inc.	36,900	435,420
* #	Alpha Natural Resources, Inc.	35,600	580,992
*	American Oil & Gas, Inc.	27,627	22,654
	Anadarko Petroleum Corp.	189,781	6,972,554
	Apache Corp.	140,063	10,504,725
#	Arch Coal, Inc.	41,400	628,866
* #	Arena Resources, Inc.	17,200	418,992
	Atlas America, Inc.	31,299	397,497
*	ATP Oil & Gas Corp.	13,400	59,898
*	Atwood Oceanics, Inc.	25,236	420,179
#	Baker Hughes, Inc.	15,872	528,855
	Barnwell Industries, Inc.	4,320	22,982
*	Basic Energy Services, Inc.	31,800	305,280
	Berry Petroleum Corp. Class A	26,161	192,545
*	Bill Barret Corp.	40,439	894,106
#	BJ Services Co.	108,372	1,192,092
*	Bolt Technology Corp.	6,300	48,825
*	Boots & Coots International Well Control, Inc.	36,000	37,080
*	Brigham Exploration Co.	41,294	103,235
* #	Bristow Group, Inc.	18,580	449,450
*	Bronco Drilling Co., Inc.	19,800	104,544
	Cabot Oil & Gas Corp.	59,000	1,621,910
*	Cal Dive International, Inc.	58,061	368,107
*	Callon Petroleum Co.	11,522	24,311
* #	Cameron International Corp.	12,544	290,519
#	CARBO Ceramics, Inc.	23,800	855,610
*	Carrizo Oil & Gas, Inc.	14,200	196,812
* #	Cheniere Energy, Inc.	37,847	133,221
	Chesapeake Energy Corp.	164,600	2,602,326
	Chevron Corp.	594,814	41,946,283
#	Cimarex Energy Co.	54,200	1,346,328
	CKX Lands, Inc.	1,446	16,658
*	Clayton Williams Energy, Inc.	8,354	332,489
* #	CNX Gas Corp.	24,793	641,643
*	Complete Production Services, Inc.	66,145	423,989
*	Comstock Resources, Inc.	48,888	1,864,099
*	Concho Resources, Inc.	36,905	930,744
	ConocoPhillips	566,198	26,911,391
#	CONSOL Energy, Inc.	12,900	351,654
*	Contango Oil & Gas Co.	8,016	357,514
*	CREDO Petroleum Corp.	10,458	104,162
	Crosstex Energy, Inc.	18,978	63,007
*	Crusader Energy Group, Inc.	12,343	10,121
*	Dawson Geophysical Co.	6,270	99,881
	Delek US Holdings, Inc.	29,600	205,720
* #	Delta Petroleum Corp.	91,577	397,444
* #	Denbury Resources, Inc.	99,400	1,216,656
	Devon Energy Corp.	163,550	10,074,680
#	Diamond Offshore Drilling, Inc.	10,800	677,808
* #	Dresser-Rand Group, Inc.	27,800	541,544
*	Dril-Quip, Inc.	16,000	392,000
*	Dune Energy, Inc.	22,695	3,404
*	Edge Petroleum Corp.	20,381	3,669
#	El Paso Corp.	52,444	428,992

15

*	Encore Acquisition Co.	49,672	1,350,085
* #	Endeavour International Corp.	39,903	27,533
*	Energy Partners, Ltd.	24,800	28,768
	ENSCO International, Inc.	56,855	1,555,553
	EOG Resources, Inc.	50,200	3,402,054
*	Evergreen Energy, Inc.	12,340	7,404
*	Evolution Petroleum Corp.	4,555	6,832
* #	EXCO Resources, Inc.	83,600	847,704
* #	Exterran Holdings, Inc.	26,614	589,766
	Exxon Mobil Corp.	403,184	30,835,512
*	FMC Technologies, Inc.	13,400	396,506
* #	Forest Oil Corp.	41,952	629,280
#	Foundation Coal Holdings, Inc.	23,000	373,060
#	Frontier Oil Corp.	140,200	2,002,056
* #	FX Energy, Inc.	41,514	119,560
* #	Gasco Energy, Inc.	36,100	15,162
*	General Maritime Corp.	33,914	360,167
*	Geokinetics, Inc.	1,710	5,626
*	Geomet, Inc.	1,692	2,115
*	GeoResources, Inc.	1,800	12,924
*	GMX Resources, Inc.	6,800	154,156
* #	Goodrich Petroleum Corp.	10,885	314,576
	Gulf Island Fabrication, Inc.	12,100	152,339
*	Gulfmark Offshore, Inc.	19,162	458,738
*	Gulfport Energy Corp.	33,878	129,753
	Halliburton Co.	45,207	779,821
* #	Harvest Natural Resources, Inc.	65,844	263,376
* #	Helix Energy Solutions Group, Inc.	31,703	163,270
	Helmerich & Payne, Inc.	49,030	1,101,214
	Hess Corp.	67,900	3,775,919
*	HKN, Inc.	4,150	11,163
	Holly Corp.	41,186	962,517
*	Hornbeck Offshore Services, Inc.	20,100	356,574
	Houston American Energy Corp.	1,022	2,402
*	Infinity, Inc.	7,344	1,909
* #	International Coal Group, Inc.	81,400	196,988
*	James River Coal Co.	4,870	66,037
	Lufkin Industries, Inc.	12,690	443,515
	Marathon Oil Corp.	291,613	7,940,622
* #	Mariner Energy, Inc.	78,942	781,526
#	Massey Energy Co.	49,100	745,338
*	Matrix Service Co.	24,995	132,224
*	McMoran Exploration Co.	39,300	262,917
*	Meridian Resource Corp.	67,129	20,810
*	Mitcham Industries, Inc.	6,799	24,612
	Murphy Oil Corp.	79,706	3,521,411
*	NATCO Group, Inc. Class A	11,600	198,708
*	National Coal Corp.	19,000	23,940
*	National-Oilwell, Inc.	92,118	2,435,600
*	Natural Gas Services Group	9,472	80,986
*	New Concept Energy, Inc.	318	1,097
* #	Newfield Exploration Co.	51,744	992,967
*	Newpark Resources, Inc.	93,099	391,947
	Noble Energy, Inc.	72,300	3,537,639
	Occidental Petroleum Corp.	157,660	8,600,353

16

* #	Oceaneering International, Inc.	12,000	413,520
* #	Oil States International, Inc.	37,100	679,301
*	OMNI Energy Services Corp.	8,800	10,208
	Overseas Shipholding Group, Inc.	30,772	1,098,560
*	Pacific Ethanol, Inc.	18,900	10,395
	Panhandle Royalty Co.	10,037	203,249
*	Parallel Petroleum Corp.	26,600	64,372
*	Parker Drilling Co.	119,200	252,704
	Patterson-UTI Energy, Inc.	119,544	1,142,841
#	Peabody Energy Corp.	13,500	337,500
#	Penn Virginia Corp.	46,900	966,140
*	Petrohawk Energy Corp.	131,221	2,586,366
*	Petroleum Development Corp.	29,657	511,583
* #	PetroQuest Energy, Inc.	30,900	195,597
*	PHI, Inc. Non-Voting	12,430	149,409
*	PHI, Inc. Voting	1,866	29,389
*	Pioneer Drilling Co.	38,400	190,848
	Pioneer Natural Resources Co.	60,300	882,792
*	Plains Exploration & Production Co.	80,184	1,693,486
*	PowerSecure International, Inc.	10,588	41,611
	Precision Drilling Trust	22,238	110,523
*	Pride International, Inc.	65,940	1,062,953
*	Quest Resource Corp.	18,261	7,122
* #	Quicksilver Resources, Inc.	39,200	271,656
#	Range Resources Corp.	87,500	3,136,000
* #	Rentech, Inc.	16,800	11,592
	Rowan Companies, Inc.	71,300	902,658
*	Royale Energy, Inc.	4,960	11,606
#	RPC, Inc.	71,486	531,856
	Schlumberger, Ltd.	76,000	3,101,560
*	SEACOR Holdings, Inc.	27,900	1,814,616
#	Smith International, Inc.	17,278	392,211
* #	Southwestern Energy Co.	32,576	1,031,030
#	Spectra Energy Corp.	63,868	926,725
#	St. Mary Land & Exploration Co.	48,500	938,475
*	Stone Energy Corp.	29,330	251,651
* #	SulphCo, Inc.	28,200	16,074
#	Sunoco, Inc.	77,200	3,575,904
* #	Superior Energy Services, Inc.	55,622	866,591
*	Superior Well Services, Inc.	20,327	186,805
*	Swift Energy Corp.	30,034	460,121
*	Syntroleum Corp.	7,746	6,352
*	T-3 Energy Services, Inc.	9,316	118,779
#	Tesoro Petroleum Corp.	37,800	651,294
*	Teton Energy Corp.	14,289	13,575
*	TETRA Technologies, Inc.	57,500	298,425
*	TGC Industries, Inc.	14,490	33,037
	The Williams Companies, Inc.	41,844	592,093
	Tidewater, Inc.	64,586	2,687,423
* #	Toreador Resources Corp.	13,943	33,184
* #	Trico Marine Services, Inc.	13,500	83,970
* #	Tri-Valley Corp.	5,300	7,155
* #	TXCO Resources, Inc.	21,917	35,286
*	Union Drilling, Inc.	17,200	78,776
* #	Unit Corp.	45,500	1,134,770

17

*	Uranium Resources, Inc.	18,165	12,607
#	USEC, Inc.	71,990	366,429
*	VAALCO Energy, Inc.	52,414	393,629
	Valero Energy Corp.	152,068	3,667,880
* #	Venoco, Inc.	28	83
*	VeraSun Energy Corp.	1,900	129
* #	Verenium Corp.	7,200	8,856
	W&T Offshore, Inc.	68,600	862,302
*	Warren Resources, Inc.	48,089	86,560
	Western Refining, Inc.	34,300	399,938
*	Westmoreland Coal Co.	7,214	66,008
*	Whiting Petroleum Corp.	35,100	1,017,900
#	World Fuel Services Corp.	27,345	923,441
#	XTO Energy, Inc.	212,850	7,894,606
Total Energy			254,099,264

Financials — (14.0%)
*	1st Constitution Bancorp	2,517	17,600
	1st Source Corp.	23,999	427,182
	21st Century Holding Co.	6,546	27,624
	Abigail Adams National Bancorp, Inc.	2,023	3,844
	Abington Bancorp, Inc.	31,001	218,557
	Access National Corp.	8,054	34,229
	Advance America Cash Advance Centers, Inc.	48,922	68,980
	Advanta Corp. Class A	11,188	6,713
	Advanta Corp. Class B	24,541	19,142
*	Affiliated Managers Group, Inc.	9,900	397,881
	Affirmative Insurance Holdings, Inc.	9,681	14,134
	AFLAC, Inc.	60,230	1,397,938
* #	Allegheny Corp.	6,810	1,855,248
	Alliance Bancorp, Inc. of Pennsylvania	1,922	15,299
	Alliance Financial Corp.	2,307	42,933
	Allstate Corp.	196,980	4,268,557
*	Alphatec Holdings, Inc.	16,803	36,463
	Amcore Financial, Inc.	20,161	28,024
	Ameriana Bancorp	898	4,346
	American Bancorp of New Jersey, Inc.	11,285	120,298
#	American Capital, Ltd.	114,144	326,452
	American Equity Investment Life Holding Co.	41,544	277,929
	American Express Co.	105,412	1,763,543
	American Financial Group, Inc.	113,117	1,920,727
*	American Independence Corp.	5,200	21,684
	American National Bankshares, Inc.	6,057	93,944
	American National Insurance Co.	20,278	1,132,526
#	American Physicians Capital, Inc.	11,397	484,600
	American River Bankshares	5,765	57,650
*	American Spectrum Realty, Inc.	640	13,280
#	American West Bancorporation	14,900	11,175
* #	AmeriCredit Corp.	99,500	468,645
	Ameriprise Financial, Inc.	57,862	1,165,919
	Ameris Bancorp	9,921	75,995
*	Amerisafe, Inc.	21,919	410,543
#	AmeriServe Financial, Inc.	13,724	25,115
	AmTrust Financial Services, Inc.	63,254	519,315
#	Anchor Bancorp Wisconsin, Inc.	18,600	37,572

18

	AON Corp.	87,135	3,228,352
*	Appalachian Bancshares, Inc.	300	540
*	Argo Group International Holdings, Ltd.	38,471	1,196,833
	Arrow Financial Corp.	11,215	264,001
	Asset Acceptance Capital Corp.	28,225	118,263
#	Associated Banc-Corp.	96,355	1,507,956
	Assurant, Inc.	48,056	1,268,678
	ASTA Funding, Inc.	8,870	15,789
#	Astoria Financial Corp.	119,488	1,084,951
*	Atlantic American Corp.	11,687	11,220
	Atlantic Coast Federal Corp.	7,807	33,336
	Auburn National Bancorporation, Inc.	317	6,340
* #	B of I Holding, Inc.	3,934	17,703
	Baldwin & Lyons, Inc. Class A	1,758	28,040
	Baldwin & Lyons, Inc. Class B	9,809	164,693
	BancFirst Corp.	30,499	1,086,374
	Banco Santander SA Sponsored ADR	119,389	936,016
	Bancorp Rhode Island, Inc.	3,225	63,274
#	BancorpSouth, Inc.	84,532	1,597,655
	BancTrust Financial Group, Inc.	10,388	92,142
	Bank Mutual Corp.	59,036	521,288
	Bank of America Corp.	1,973,017	12,982,452
	Bank of Commerce Holdings	3,949	15,599
* #	Bank of Florida Corp.	7,883	24,358
	Bank of Granite Corp.	13,214	41,492
#	Bank of Hawaii Corp.	31,900	1,144,253
	Bank of New York Mellon Corp.	442,594	11,392,370
#	Bank of the Ozarks, Inc.	15,768	357,776
#	BankAtlantic Bancorp, Inc.	1,520	3,526
	BankFinancial Corp.	25,176	242,445
#	BankUnited Financial Corp. Class A	10,264	2,669
	Banner Corp.	16,630	52,384
	Bar Harbor Bankshares	2,887	73,561
#	BB&T Corp.	213,069	4,216,636
	BCB Bancorp, Inc.	2,465	23,417
*	BCSB Bancorp, Inc.	1,100	8,772
*	Beach First National Bancshares, Inc.	2,116	5,756
*	Beneficial Mutual Bancorp, Inc.	31,142	298,340
	Benjamin Franklin Bancorp, Inc.	7,805	84,450
	Berkshire Bancorp, Inc.	3,850	18,441
	Berkshire Hills Bancorp, Inc.	12,867	302,632
*	Beverly Hills Bancorp, Inc.	7,665	935
	Beverly National Corp.	1,093	15,439
	BGC Partners, Inc. Class A	22,200	53,502
#	BlackRock, Inc.	19,900	2,165,120
*	BNCCORP, Inc.	2,290	16,030
#	BOK Financial Corp.	54,051	2,016,102
#	Boston Private Financial Holdings, Inc.	46,351	218,313
*	Broadpoint Securities Group, Inc.	91,222	205,249
	Brookline Bancorp, Inc.	70,699	683,659
	Brooklyn Federal Bancorp, Inc.	6,854	85,195
	Brown & Brown, Inc.	115,900	2,217,167
	Brunswick Bancorp	120	1,059
#	Bryn Mawr Bank Corp.	6,140	114,081
	C&F Financial Corp.	1,773	26,595

19

	Cadence Financial Corp.	9,747	42,205
	California First National Bancorp	6,739	55,125
	Camco Financial Corp.	4,832	9,132
#	Camden National Corp.	5,934	138,262
	Capital Bank Corp.	6,807	28,930
	Capital City Bank Group, Inc.	17,893	286,646
	Capital Corp. of the West	4,057	3,124
#	Capital One Financial Corp.	150,142	2,378,249
	Capital Properties, Inc.	700	5,040
* ●	Capital Properties, Inc. Class B	700	—
	Capital Southwest Corp.	3,617	331,534
#	Capitol Bancorp, Ltd.	18,127	108,943
#	Capitol Federal Financial	39,424	1,632,154
	Cardinal Financial Corp.	30,032	166,678
#	Carrollton Bancorp	1,139	7,085
	Carver Bancorp, Inc.	1,427	6,935
	Cascade Financial Corp.	1,779	5,533
	Cash America International, Inc.	30,010	548,583
#	Cathay General Bancorp	60,007	762,089
*	CB Richard Ellis Group, Inc.	16,625	59,850
	Center Bancorp, Inc.	14,322	104,694
	Center Financial Corp.	21,900	105,120
	Centerstate Banks of Florida, Inc.	5,199	70,914
	Central Bancorp, Inc.	400	1,960
*	Central Jersey Bancorp	676	4,570
	Central Pacific Financial Corp.	57,400	386,302
	Central Virginia Bankshares, Inc.	1,428	7,097
	Centrue Financial Corp.	4,239	22,255
	Century Bancorp, Inc. Class A	1,896	31,948
	CFS Bancorp, Inc.	2,552	5,972
	Charter Financial Corp.	3,253	27,032
	Chemical Financial Corp.	25,467	580,648
*	Chicopee Bancorp, Inc.	7,027	78,070
	Chubb Corp.	125,844	5,358,438
	Cincinnati Financial Corp.	114,795	2,517,454
#	CIT Group, Inc.	75,631	211,010
#	Citigroup, Inc.	795,672	2,824,636
	Citizens Community Bancorp, Inc.	5,240	36,051
	Citizens First Bancorp, Inc.	5,458	6,822
	Citizens Holding Co.	814	16,683
	Citizens Republic Bancorp, Inc.	18,064	20,774
	Citizens South Banking Corp.	4,847	19,970
* #	Citizens, Inc.	41,117	335,104
#	City Holding Co.	22,386	575,544
#	City National Corp.	64,565	2,234,595
#	Clifton Savings Bancorp, Inc.	27,730	289,501
	CME Group, Inc.	23,379	4,065,842
	CNA Financial Corp.	194,875	2,266,396
*	CNA Surety Corp.	88,303	1,461,415
	CNB Financial Corp.	4,345	48,621
#	CoBiz Financial, Inc.	28,454	135,156
	Codorus Valley Bancorp, Inc.	2,111	15,832
#	Cohen & Steers, Inc.	28,640	309,312
*	Colonial Bankshares, Inc.	1,575	11,812
#	Colony Bankcorp, Inc.	2,957	24,026

20

	Columbia Bancorp	3,818	5,956
	Columbia Banking System, Inc.	18,344	163,262
	Comerica, Inc.	132,248	2,203,252
	Comm Bancorp, Inc.	805	33,005
*	Command Security Corp.	1,254	4,565
	Commerce Bancshares, Inc.	64,099	2,240,260
	Commercial National Financial Corp.	1,917	30,174
	Commonwealth Bankshares, Inc.	5,429	33,117
* #	Community Bancorp	7,592	20,498
	Community Bank System, Inc.	66,479	1,193,298
	Community Capital Corp.	2,132	13,090
	Community Central Bank Corp.	1,223	2,391
	Community Trust Bancorp, Inc.	15,995	447,380
	Community West Bancshares	3,113	11,674
	Compass Diversified Holdings	32,348	349,682
* #	CompuCredit Corp.	28,944	92,621
*	Conseco, Inc.	327,021	761,959
	Consolidated-Tokoma Land Co.	6,701	194,664
*	Consumer Portfolio Services, Inc.	12,886	6,830
	Cooperative Bankshares, Inc.	2,417	2,840
*	Core-Mark Holding Co., Inc.	13,399	245,738
#	Corus Bankshares, Inc.	47,046	52,221
*	Cowen Group, Inc.	12,094	69,540
*	Cowlitz Bancorporation	3,103	18,153
	Crawford & Co. Class A	16,179	94,000
	Crawford & Co. Class B	16,309	146,292
*	Crescent Financial Corp.	5,008	17,578
#	Cullen Frost Bankers, Inc.	44,572	1,950,916
#	CVB Financial Corp.	68,314	614,143
*	Dearborn Bancorp, Inc.	2,861	5,622
	Delphi Financial Group, Inc. Class A	42,093	638,551
	Delta Financial Corp.	16,920	—
*	Diamond Hill Investment Group, Inc.	1,692	86,986
	Dime Community Bancshares	38,322	385,136
	Discover Financial Services	390,714	2,793,605
*	Dollar Financial Corp.	23,844	187,175
	Donegal Group, Inc. Class A	25,213	353,486
	Donegal Group, Inc. Class B	5,551	83,626
*	Doral Financial Corp.	1,200	6,132
* #	E*TRADE Financial Corp.	469,161	534,844
#	East West Bancorp, Inc.	82,261	780,657
	Eastern Insurance Holdings, Inc.	1,570	16,406
	Eastern Virginia Bankshares, Inc.	1,674	16,581
	Eaton Vance Corp.	11,944	228,608
	ECB Bancorp, Inc.	1,850	30,479
* #	eHealth, Inc.	24,961	344,961
#	EMC Insurance Group, Inc.	13,219	256,713
	Employers Holdings, Inc.	50,320	681,333
*	Encore Bancshares, Inc.	2,100	9,471
*	Encore Capital Group, Inc.	29,885	157,195
*	Endurance Specialty Holdings, Ltd.	19,933	543,374
	Enterprise Bancorp, Inc.	653	6,367
	Enterprise Financial Services Corp.	13,368	140,364
	Erie Indemnity Co.	44,280	1,569,726
	ESB Financial Corp.	12,127	133,397

21

	ESSA Bancorp, Inc.	21,343	284,716
	Evans Bancorp, Inc.	1,929	24,826
	Evercore Partners, Inc. Class A	7,790	87,482
	Everest Re Group, Ltd.	4,327	272,601
*	ExlService Holdings, Inc.	28,714	228,276
* #	EZCORP, Inc. Class A	32,700	443,739
#	F.N.B. Corp.	110,665	875,360
#	Farmers Capital Bank Corp.	4,800	88,704
	FBL Financial Group, Inc. Class A	26,788	276,184
*	FCStone Group, Inc.	10,000	38,500
	Federal Agriculture Mortgage Corp. Class A	300	825
#	Federal Agriculture Mortgage Corp. Class C	5,372	17,835
*	Federal Trust Corp.	3,000	2,250
	Federated Investors, Inc.	21,600	421,632
	Fidelity Bancorp, Inc.	1,357	9,920
	Fidelity National Financial, Inc.	238,033	3,480,042
	Fidelity Southern Corp.	4,429	13,243
#	Fifth Third Bancorp	507,474	1,212,863
#	Financial Federal Corp.	34,612	751,773
	Financial Institutions, Inc.	8,648	72,297
*	First Acceptance Corp.	32,028	89,999
	First Advantage Bancorp	269	2,730
	First American Corp.	104,524	2,282,804
#	First Bancorp	19,342	278,331
	First Bancorp of Indiana, Inc.	700	5,687
	First Bancorp, Inc.	5,741	91,454
	First Bancshares, Inc.	569	7,391
	First Busey Corp.	40,013	350,114
	First Business Financial Services, Inc.	486	6,124
*	First California Financial Group, Inc.	1,230	6,913
* #	First Cash Financial Services, Inc.	38,835	653,205
	First Citizens BancShares, Inc.	8,716	1,219,020
	First Commonwealth Financial Corp.	86,007	824,807
	First Community Bancshares, Inc.	12,057	207,501
	First Defiance Financial Corp.	5,806	39,887
	First Federal Bancshares of Arkansas, Inc.	7,401	53,657
	First Federal Bankshares, Inc.	1,342	1,973
	First Federal of Northern Michigan Bancorp, Inc.	1,458	1,750
	First Financial Bancorp	41,109	333,805
#	First Financial Bankshares, Inc.	16,678	740,336
	First Financial Corp.	13,838	458,730
	First Financial Holdings, Inc.	16,046	242,936
	First Financial Northwest, Inc.	13,826	119,733
	First Financial Service Corp.	1,556	15,498
	First Franklin Corp.	461	1,669
#	First Horizon National Corp.	255,863	2,435,820
*	First Keystone Financial, Inc.	1,015	6,648
	First M&F Corp.	5,834	36,171
* #	First Marblehead Corp.	52,950	60,892
* #	First Mariner Bancorp, Inc.	2,110	1,878
	First Merchants Corp.	22,490	352,643
*	First Mercury Financial Corp.	16,200	179,010
#	First Midwest Bancorp, Inc.	50,813	508,130
*	First National Bancshares, Inc.	1	2
	First Niagara Financial Group, Inc.	147,774	1,929,928

22

	First PacTrust Bancorp, Inc.	2,119	16,952
	First Place Financial Corp.	8,911	25,575
*	First Regional Bancorp	10,804	34,573
	First Security Group, Inc.	8,988	39,278
#	First South Bancorp, Inc.	9,693	79,580
	First State Bancorporation	15,466	15,157
#	First State Financial Corp.	2,281	3,034
	First United Corp.	4,427	53,788
	First West Virginia Bancorp, Inc.	697	5,890
	Firstbank Corp.	2,859	18,587
*	FirstCity Financial Corp.	5,438	16,205
* #	FirstFed Financial Corp.	1,781	1,514
	FirstMerit Corp.	73,400	1,186,878
	Flagstar Bancorp, Inc.	28,300	16,980
	Flushing Financial Corp.	25,998	205,904
	FNB United Corp.	6,680	19,572
	Forest City Enterprises, Inc. Class A	27,200	183,872
	Forest City Enterprises, Inc. Class B	6,800	47,056
* #	Forestar Group, Inc.	10,500	117,075
*	Fox Chase Bancorp, Inc.	4,916	48,570
*	FPIC Insurance Group, Inc.	12,604	490,674
*	Franklin Credit Management Corp.	1,436	653
	Franklin Resources, Inc.	20,100	973,242
#	Frontier Financial Corp.	36,436	64,492
#	Fulton Financial Corp.	218,090	1,530,992
*	Fx Real Estate & Entertainment, Inc.	6,032	422
*	GAINSCO, INC.	3,200	4,592
	Gallagher (Arthur J.) & Co.	57,652	1,358,858
#	GAMCO Investors, Inc.	6,344	198,187
	Genworth Financial, Inc.	243,400	564,688
	German American Bancorp, Inc.	13,877	154,035
#	GFI Group, Inc.	26,968	84,680
#	Glacier Bancorp, Inc.	60,410	927,293
*	Golfsmith International Holdings, Inc.	1,341	1,100
	Gouverneur Bancorp, Inc.	600	2,820
#	Great Southern Bancorp, Inc.	12,769	135,351
*	Greater Atlantic Financial Corp.	840	50
#	Greene Bancshares, Inc.	12,502	123,645
#	Greenhill & Co., Inc.	9,700	630,694
	Grubb & Ellis Co.	5,700	3,591
	GS Financial Corp.	500	6,070
*	Guaranty Bancorp	43,940	66,789
	Guaranty Federal Bancshares, Inc.	1,840	10,304
* #	Guaranty Financial Group, Inc.	10,500	16,380
#	Habersham Bancorp	800	2,832
*	Hallmark Financial Services, Inc.	18,628	144,181
	Hampden Bancorp, Inc.	3,463	29,990
* #	Hampton Roads Bankshares, Inc.	7,010	60,006
#	Hancock Holding Co.	26,300	719,831
	Hanmi Financial Corp.	24,372	46,551
	Hanover Insurance Group, Inc.	63,668	2,573,461
	Harleysville Group, Inc.	26,410	751,100
	Harleysville National Corp.	62,812	584,780
	Harleysville Savings Financial Corp.	3,551	43,464
	Harrington West Financial Group, Inc.	3,605	7,210

23

*	Harris & Harris Group, Inc.	19,079	66,967
	Hartford Financial Services Group, Inc.	86,572	1,139,288
	Hawthorn Bancshares, Inc.	1,847	27,723
	HCC Insurance Holdings, Inc.	109,285	2,558,362
	Heartland Financial USA, Inc.	18,796	258,821
	Hercules Technology Growth Capital, Inc.	12	78
	Heritage Commerce Corp.	11,899	85,792
	Heritage Financial Corp.	8,910	108,969
	Heritage Financial Group	6,861	59,553
	HF Financial Corp.	2,281	26,916
*	HFF, Inc.	5,000	11,000
*	Hilltop Holdings, Inc.	42,700	427,000
	Hingham Institution for Savings	899	22,745
	HMN Financial, Inc.	2,615	7,871
	Home Bancshares, Inc.	20,883	429,981
	Home Federal Bancorp, Inc.	17,309	155,608
	HopFed Bancorp, Inc.	968	9,390
	Horace Mann Educators Corp.	31,272	292,393
	Horizon Bancorp	885	11,062
#	Horizon Financial Corp.	7,850	19,232
	Hudson City Bancorp, Inc.	180,220	2,090,552
#	Huntington Bancshares, Inc.	293,983	846,671
	IBERIABANK Corp.	14,518	615,418
	Imperial Capital Bancorp, Inc.	500	460
	Independence Holding Co.	10,714	32,142
#	Independent Bank Corp. (453836108)	17,662	327,453
	Independent Bank Corp. (453838104)	6,630	10,542
	Indiana Community Bancorp	4,755	56,632
	Infinity Property & Casualty Corp.	19,978	767,155
	Integra Bank Corp.	15,735	25,333
* #	IntercontinentalExchange, Inc.	5,300	301,729
*	International Assets Holding Corp.	890	6,007
	International Bancshares Corp.	60,559	1,103,385
	Intervest Bancshares Corp.	4,600	17,250
	Invesco, Ltd. ADR	21,583	254,464
*	Investment Technology Group, Inc.	29,200	633,056
*	Investors Bancorp, Inc.	99,388	1,061,464
	Investors Capital Holdings, Ltd.	2,039	3,823
	Investors Title Co.	1,604	53,886
#	Irwin Financial Corp.	15,300	36,567
	Janus Capital Group, Inc.	75,403	395,866
#	Jefferies Group, Inc.	214,647	2,477,026
	Jefferson Bancshares, Inc.	2,704	20,875
*	Jesup & Lamont, Inc.	1,801	991
#	Jones Lang LaSalle, Inc.	9,700	229,017
	JPMorgan Chase & Co.	1,508,510	38,482,090
* #	KBW, Inc.	32,450	609,411
	Kearny Financial Corp.	96,018	1,036,034
	Kentucky First Federal Bancorp	1,671	16,710
	KeyCorp	320,476	2,333,065
	K-Fed Bancorp	12,410	99,280
*	Knight Capital Group, Inc.	94,218	1,698,751
*	LaBranche & Co., Inc.	2,300	15,778
	Lakeland Bancorp, Inc.	25,260	197,281
	Lakeland Financial Corp.	15,178	312,667

24

	LandAmerica Financial Group, Inc.	10,000	565
	Landmark Bancorp, Inc.	1,119	19,711
	Legacy Bancorp, Inc.	7,571	75,786
#	Legg Mason, Inc.	71,000	1,140,260
* #	Leucadia National Corp.	89,023	1,417,246
#	Life Partners Holdings, Inc.	2,600	98,800
	Lincoln National Corp.	131,946	1,996,343
*	Liquidity Services, Inc.	16,810	119,855
	LNB Bancorp, Inc.	4,622	26,345
	Loews Corp.	176,030	4,295,132
*	LoopNet, Inc.	38,516	250,354
*	Louisiana Bancorp, Inc.	600	7,440
	LSB Corp.	2,748	21,544
	LSB Financial Corp.	646	7,041
#	M&T Bank Corp.	66,025	2,569,033
	Macatawa Bank Corp.	11,835	32,073
	MainSource Financial Group, Inc.	23,842	232,936
*	Markel Corp.	3,500	945,105
*	Market Leader, Inc.	6,614	11,674
*	MarketAxess Holdings, Inc.	32,927	254,196
*	Marlin Business Services, Inc.	7,500	29,775
	Marsh & McLennan Companies, Inc.	132,000	2,551,560
#	Marshall & Ilsley Corp.	228,797	1,306,431
#	Mastercard, Inc.	7,150	970,827
	Mayflower Bancorp, Inc.	600	3,450
	MB Financial, Inc.	37,608	614,515
* #	MBIA, Inc.	379,056	1,463,156
#	MBT Financial Corp.	11,675	30,705
	MCG Capital Corp.	35,235	23,960
	Meadowbrook Insurance Group, Inc.	55,895	339,283
	Medallion Financial Corp.	20,882	141,162
#	Mercantile Bancorp, Inc.	5,221	52,210
	Mercantile Bank Corp.	3,236	15,274
	Mercer Insurance Group, Inc.	5,909	80,421
	Merchants Bancshares, Inc.	5,531	108,131
#	Mercury General Corp.	59,280	2,296,507
	Meta Financial Group, Inc.	1,360	12,594
	MetLife, Inc.	321,984	9,250,600
	MetroCorp Bancshares, Inc.	6,786	32,166
	MicroFinancial, Inc.	7,999	19,598
	Mid Penn Bancorp, Inc.	1,076	20,175
	MidSouth Bancorp, Inc.	3,785	36,525
#	Midwest Banc Holdings, Inc.	24,407	28,556
	MidWestOne Financial Group, Inc.	1,045	8,882
	Monroe Bancorp	3,054	26,906
#	Moody’s Corp.	10,100	216,342
	Morgan Stanley	266,304	5,387,330
*	Move, Inc.	55,832	94,356
	MSB Financial Corp.	100	970
	MutualFirst Financial, Inc.	2,980	20,502
#	Nara Bancorp, Inc.	31,580	186,638
#	National Financial Partners Corp.	20,672	53,127
	National Interstate Corp.	23,404	371,656
#	National Penn Bancshares, Inc.	96,978	938,747
	National Security Group, Inc.	977	6,839

25

	National Western Life Insurance Co. Class A	2,238	277,803
	Naugatuck Valley Financial Corp.	390	2,125
*	Navigators Group, Inc.	34,151	1,753,312
	NBT Bancorp, Inc.	66,258	1,513,333
	Nelnet, Inc. Class A	42,922	593,182
*	New Century Bancorp, Inc.	1,100	5,390
	New England Bancshares, Inc.	4,115	26,747
	New Hampshire Thrift Bancshares, Inc.	2,251	18,008
	New Westfield Financial, Inc.	39,650	381,829
#	New York Community Bancorp, Inc.	205,820	2,727,115
	NewAlliance Bancshares, Inc.	133,170	1,463,538
	NewBridge Bancorp	7,578	16,672
*	Newport Bancorp, Inc.	2,300	26,473
*	NewStar Financial, Inc.	11,316	33,495
*	Newtek Business Services, Inc.	17,259	4,401
* #	NexCen Brands, Inc.	29,500	1,770
*	Nexity Financial Corp.	400	278
	North Central Bancshares, Inc.	200	2,098
	North Valley Bancorp	2,886	10,765
	Northeast Bancorp	1,024	8,381
	Northeast Community Bancorp, Inc.	10,093	79,230
	Northern Trust Corp.	22,324	1,284,076
	Northfield Bancorp, Inc.	27,121	269,583
	Northrim Bancorp, Inc.	4,806	48,348
	Northway Financial, Inc.	2,154	22,628
	Northwest Bancorp, Inc.	44,809	831,655
	Norwood Financial Corp.	1,002	28,487
	NYMAGIC, Inc.	5,479	93,472
#	NYSE Euronext, Inc.	79,025	1,738,550
	Ocean Shore Holding Co.	6,110	41,548
	OceanFirst Financial Corp.	13,756	176,352
*	Ocwen Financial Corp.	44,500	396,050
	Odyssey Re Holdings Corp.	62,425	2,937,096
	Ohio Valley Banc Corp.	1,900	35,815
	Old National Bancorp	68,444	871,292
	Old Republic International Corp.	259,663	2,679,722
#	Old Second Bancorp, Inc.	12,839	114,781
	OneBeacon Insurance Group, Ltd.	22,620	191,139
	optionsXpress Holding, Inc.	53,826	586,165
*	Oritani Financial Corp.	28,804	429,468
#	PAB Bankshares, Inc.	3,764	14,115
	Pacific Capital Bancorp	52,999	562,319
	Pacific Continental Corp.	7,251	91,508
	Pacific Mercantile Bancorp	6,657	27,959
*	Pacific Premier Bancorp, Inc.	2,285	8,226
*	Pacific State Bancorp	1,732	4,555
#	PacWest Bancorp	54,358	919,194
	Pamrapo Bancorp, Inc.	2,565	17,852
	Park Bancorp, Inc.	700	3,003
#	Park National Corp.	14,800	802,900
	Parkvale Financial Corp.	3,750	46,012
	Peapack-Gladstone Financial Corp.	4,403	96,866
* # ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	16,274	2,360
	Penns Woods Bancorp, Inc.	1,793	42,987

26

*	Pennsylvania Commerce Bancorp, Inc.	4,424	90,692
*	Penson Worldwide, Inc.	12,605	75,378
	Peoples Bancorp of North Carolina	4,359	34,872
	Peoples Bancorp, Inc. (709788202)	1,479	14,124
	Peoples Bancorp, Inc. (709789101)	11,557	116,379
*	Peoples Community Bancorp	1,902	380
	People’s United Financial, Inc.	165,161	2,702,034
* #	PHH Corp.	26,098	288,383
*	PICO Holdings, Inc.	18,753	476,701
	Pinnacle Bancshares, Inc.	444	3,552
*	Pinnacle Financial Partners, Inc.	25,599	604,904
*	Piper Jaffray Companies, Inc.	1,000	28,710
*	PMA Capital Corp. Class A	20,257	111,616
	PNC Financial Services Group, Inc.	147,663	4,802,001
	Porter Bancorp, Inc.	10,031	122,880
* #	Portfolio Recovery Associates, Inc.	17,791	419,690
	Preferred Bank	7,372	41,062
	Premier Financial Bancorp, Inc.	2,508	15,299
	Presidential Life Corp.	1,300	12,571
	Princeton National Bancorp, Inc.	3,281	59,058
	Principal Financial Group, Inc.	71,548	1,186,981
#	PrivateBancorp, Inc.	28,509	415,661
*	ProAssurance Corp.	41,249	1,949,428
* #	Progressive Corp.	103,764	1,260,733
#	Prosperity Bancshares, Inc.	57,446	1,553,914
	Protective Life Corp.	61,774	511,489
	Providence Community Bancshares, Inc.	729	4,738
	Provident Bankshares Corp.	31,200	200,304
	Provident Financial Holdings, Inc.	12,387	55,741
	Provident Financial Services, Inc.	69,753	762,400
	Provident New York Bancorp	52,536	499,092
	Prudential Bancorp, Inc. of Pennsylvania	5,728	60,029
	Prudential Financial, Inc.	124,486	3,205,514
	PSB Holdings, Inc.	3,341	13,364
#	Pulaski Financial Corp.	6,926	49,521
#	QC Holdings, Inc.	17,425	74,056
	Radian Group, Inc.	38,372	123,558
	Rainier Pacific Financial Group, Inc.	4,450	7,342
#	Raymond James Financial, Inc.	123,296	2,282,209
	Regions Financial Corp.	576,405	1,994,361
#	Reinsurance Group of America, Inc.	74,364	2,649,589
	Renasant Corp.	25,455	308,260
#	Republic Bancorp, Inc. Class A	9,563	172,134
*	Republic First Bancorp, Inc.	5,441	40,916
	Resource America, Inc.	16,353	66,720
*	Rewards Network, Inc.	22,680	59,875
	Riverview Bancorp, Inc.	8,785	30,308
#	RLI Corp.	18,839	1,064,215
	Rockville Financial, Inc.	11,485	131,159
	Roma Financial Corp.	25,005	284,557
	Rome Bancorp, Inc.	7,102	55,183
	Royal Bancshares of Pennsylvania, Inc. Class A	4,833	18,365
	Rurban Financial Corp.	2,715	21,177
#	S&T Bancorp, Inc.	48,133	1,224,022
#	S.Y. Bancorp, Inc.	12,479	284,272

27

	Safety Insurance Group, Inc.	18,874	660,967
	Salisbury Bancorp, Inc.	1,076	25,555
	Sanders Morris Harris Group, Inc.	21,259	88,437
	Sandy Spring Bancorp, Inc.	20,547	290,124
	SCBT Financial Corp.	11,986	321,944
	Schwab (Charles) Corp.	87,701	1,191,857
*	Seabright Insurance Holdings	27,448	284,636
	Seacoast Banking Corp. of Florida	19,663	90,253
#	Security Bank Corp.	8,940	7,152
*	Security National Financial Corp. Class A	2,442	5,422
	SEI Investments Co.	19,988	253,248
	Selective Insurance Group, Inc.	63,888	980,681
	Shore Bancshares, Inc.	4,976	85,687
	SI Financial Group, Inc.	1,698	10,612
	Siebert Financial Corp.	8,302	12,702
#	Sierra Bancorp	11,233	137,604
*	Signature Bank	12,177	312,827
	Simmons First National Corp. Class A	15,740	387,834
* #	SLM Corp.	6,700	76,715
#	Smithtown Bancorp, Inc.	13,960	192,369
	Somerset Hills Bancorp	2,552	15,669
	South Financial Group, Inc.	147,808	277,879
	South Street Financial Corp.	897	2,826
*	Southcoast Financial Corp.	3,770	11,498
	Southern Community Financial Corp.	14,598	52,699
*	Southern Connecticut Bancorp, Inc.	1,300	8,840
*	Southern First Bancshares, Inc.	1,788	10,817
	Southern Missouri Bancorp, Inc.	499	4,990
	Southside Bancshares, Inc.	13,159	250,284
	Southwest Bancorp, Inc.	18,607	195,001
	Southwest Georgia Financial Corp.	1,793	16,496
	StanCorp Financial Group, Inc.	54,542	1,408,274
	State Auto Financial Corp.	41,374	914,365
	State Bancorp, Inc.	17,248	103,488
#	State Street Corp.	166,570	3,876,084
#	StellarOne Corp.	26,194	341,570
	Sterling Bancorp	38,274	421,779
	Sterling Bancshares, Inc.	72,537	403,306
#	Sterling Financial Corp.	37,663	69,677
	Stewart Information Services Corp.	15,979	237,128
*	Stifel Financial Corp.	17,442	611,168
* #	Stratus Properties, Inc.	5,733	48,215
	Student Loan Corp.	11,197	525,587
	Suffolk Bancorp	9,704	296,069
*	Sun American Bancorp	2,523	757
*	Sun Bancorp, Inc.	27,841	157,580
	SunTrust Banks, Inc.	145,716	1,786,478
*	Superior Bancorp	5,475	15,001
#	Susquehanna Bancshares, Inc.	119,457	1,314,027
*	Susser Holdings Corp.	11,790	154,095
	Sussex Bancorp	1,931	9,172
*	SVB Financial Group	37,040	769,321
	SWS Group, Inc.	28,923	423,722
	Synovus Financial Corp.	290,288	1,149,540
#	T. Rowe Price Group, Inc.	19,750	544,705

28

	Taylor Capital Group, Inc.	6,912	44,168
	TCF Financial Corp.	127,637	1,581,422
*	TD Ameritrade Holding Corp.	156,300	1,756,812
	Team Financial, Inc.	892	254
	Teche Holding Co.	690	19,665
*	Tejon Ranch Co.	16,070	351,129
	Temecula Valley Bancorp, Inc.	3,917	4,505
*	Texas Capital Bancshares, Inc.	37,588	424,369
	TF Financial Corp.	1,847	33,154
	TFS Financial Corp.	58,377	750,728
*	The Bancorp, Inc.	6,360	19,652
	The Colonial BancGroup, Inc.	97,319	76,882
	The Goldman Sachs Group, Inc.	135,324	10,924,707
*	The Intergroup Corp.	677	8,090
* #	The NASDAQ OMX Group, Inc.	84,820	1,850,772
	The Phoenix Companies, Inc.	228,800	400,400
	The Savannah Bancorp, Inc.	2,723	24,752
* #	The St. Joe Co.	28,200	678,210
	The Travelers Companies, Inc.	228,718	8,837,664
	The Wilber Corp.	5,599	41,545
*	thinkorswim Group, Inc.	76,893	578,235
	Thomas Properties Group, Inc.	14,674	29,348
*	Thomas Weisel Partners Group, Inc.	33,713	104,173
#	TIB Financial Corp.	6,013	23,932
*	Tidelands Bancshares, Inc.	551	1,598
	TierOne Corp.	8,144	13,112
	Timberland Bancorp, Inc.	5,508	32,332
#	Tompkins Financial Corp.	9,100	456,365
#	Torchmark Corp.	28,510	855,300
	Tower Financial Corp.	1,125	5,962
#	Tower Group, Inc.	19,507	489,040
	TowneBank	23,533	490,428
* #	Tradestation Group, Inc.	53,046	292,283
	Transatlantic Holdings, Inc.	49,463	1,590,235
*	Tree.com, Inc.	4,626	18,365
* #	Triad Guaranty, Inc.	4,076	1,834
	TriCo Bancshares	14,244	286,874
#	TrustCo Bank Corp.	58,574	392,446
#	Trustmark Corp.	71,483	1,451,105
#	U.S. Bancorp	158,095	2,346,130
#	UCBH Holdings, Inc.	92,911	216,483
	UMB Financial Corp.	35,300	1,367,522
	Umpqua Holdings Corp.	48,628	476,554
*	Unico American Corp.	100	759
	Union Bankshares Corp.	15,553	243,093
	Union Bankshares, Inc.	1,735	31,169
*	United America Indemnity, Ltd.	9,163	96,945
	United Bancshares, Inc.	1,986	18,937
#	United Bankshares, Inc.	45,600	957,144
*	United Capital Corp.	7,411	143,773
#	United Community Banks, Inc.	29,881	153,887
	United Community Financial Corp.	10,564	5,388
	United Financial Bancorp, Inc.	23,125	317,044
	United Fire & Casualty Co.	53,432	1,071,312
*	United PanAm Financial Corp.	11,444	12,245

29

#	United Security Bancshares	5,886	48,383
	United Western Bancorp, Inc.	6,086	49,479
#	Unitrin, Inc.	86,420	1,102,719
	Unity Bancorp, Inc.	2,074	7,321
*	Universal American Corp.	53,120	524,294
	Universal Insurance Holdings, Inc.	39,676	143,627
	Univest Corp. of Pennsylvania	12,344	282,678
	Unum Group	291,024	4,120,900
#	Valley National Bancorp	90,829	1,182,594
	ViewPoint Financial Group	20,523	292,863
#	Vineyard National Bancorp Co.	7,683	1,303
*	Virginia Commerce Bancorp, Inc.	14,958	62,375
*	Virtus Investment Partners, Inc.	95	576
	VIST Financial Corp.	4,057	30,711
	W. R. Berkley Corp.	100,867	2,670,958
*	Waccamaw Bankshares, Inc.	432	1,776
	Waddell & Reed Financial, Inc.	18,572	262,237
	Wainwright Bank & Trust Co.	5,434	41,733
	Washington Banking Co.	6,221	53,749
	Washington Federal, Inc.	106,559	1,308,545
	Washington Trust Bancorp, Inc.	16,414	268,533
* #	Waterstone Financial, Inc.	13,142	32,461
	Wayne Savings Bancshares, Inc.	1,615	11,305
	Webster Financial Corp.	50,425	210,776
	Wells Fargo & Co.	897,777	16,967,985
	Wesbanco, Inc.	28,338	585,463
	Wesco Financial Corp.	3,292	992,900
#	West Bancorporation	20,167	163,353
	West Coast Bancorp	14,100	41,877
	Westamerica Bancorporation	20,400	871,692
* #	Western Alliance Bancorp	25,834	196,597
#	Westwood Holdings Group, Inc.	3,043	84,474
	White Mountains Insurance Group, Ltd.	8,928	2,156,112
	Whitney Holding Corp.	88,786	1,153,330
#	Wilmington Trust Corp.	64,785	886,907
#	Wilshire Bancorp, Inc.	31,596	216,749
*	Wilshire Enterprises, Inc.	400	386
#	Wintrust Financial Corp.	25,400	339,598
* #	World Acceptance Corp.	24,217	463,756
	WSB Holdings, Inc.	4,123	10,926
	WVS Financial Corp.	2,157	34,889
#	Yadkin Valley Financial Corp.	13,080	120,205
	Zenith National Insurance Corp.	45,150	1,266,006
#	Zions Bancorporation	101,322	1,511,724
*	ZipRealty, Inc.	15,836	45,766
Total Financials			422,781,638

Health Care — (9.3%)
*	A.D.A.M., Inc.	2,504	8,075
* #	Abaxis, Inc.	18,154	287,196
	Abbott Laboratories	113,942	6,316,944
*	ABIOMED, Inc.	18,864	254,475
*	Abraxis Bioscience, Inc.	9,100	631,631
* #	Acadia Pharmaceuticals, Inc.	26,732	26,999
*	Accelr8 Technology Corp.	2,183	4,781

30

*	Accelrys, Inc.	26,996	102,045
* #	Accentia Biopharmaceuticals, Inc.	4,500	765
* #	Accuray, Inc.	21,664	133,884
*	Achillion Pharmaceuticals, Inc.	7,900	9,006
* #	Acorda Therapeutics, Inc.	7,655	187,777
*	Acusphere, Inc.	9,613	394
*	Adeona Pharmaceuticals, Inc.	1,000	190
*	Adolor Corp.	46,211	92,422
*	Advanced Life Sciences Holdings, Inc.	9,781	3,032
* #	Advanced Medical Optics, Inc.	37,800	830,466
* #	ADVENTRX Pharmaceuticals, Inc.	19,542	1,954
	Aetna, Inc.	177,364	5,498,284
*	Affymax, Inc.	7,838	101,894
*	Affymetrix, Inc.	53,120	168,922
*	Air Methods Corp.	12,081	235,579
*	Akorn, Inc.	23,203	51,743
*	Albany Molecular Research, Inc.	17,224	147,610
*	Alexion Pharmaceuticals, Inc.	18,088	666,905
*	Alexza Pharmaceuticals, Inc.	32,668	94,411
* #	Align Technology, Inc.	33,365	262,916
* #	Alkermes, Inc.	47,317	542,726
	Allergan, Inc.	27,137	1,034,462
*	Alliance Imaging, Inc.	38,300	339,338
*	Allied Healthcare International, Inc.	33,944	33,605
*	Allied Healthcare Products, Inc.	4,008	17,194
*	Allion Healthcare, Inc.	23,840	108,949
*	Allos Therapeutics, Inc.	30,681	240,232
	Allscripts-Misys Healthcare Solutions, Inc.	48,410	407,612
* #	Almost Family, Inc.	4,332	133,599
* #	Alnylam Pharmaceuticals, Inc.	17,203	362,811
* #	AMAG Pharmaceuticals, Inc.	13,093	461,528
* #	Amedisys, Inc.	25,283	1,042,418
*	America Services Group, Inc.	9,119	103,957
*	American Dental Partners, Inc.	12,520	84,009
*	American Medical Systems Holdings, Inc.	76,160	814,912
*	American Shared Hospital Services	2,089	3,342
* #	AMERIGROUP Corp.	46,359	1,296,661
	AmerisourceBergen Corp.	96,571	3,507,459
*	Amgen, Inc.	86,900	4,766,465
*	AMICAS, Inc.	32,099	51,519
*	AMN Healthcare Services, Inc.	38,569	262,269
*	Amsurg Corp.	33,356	653,444
*	Amylin Pharmaceuticals, Inc.	12,487	144,350
*	Anadys Pharmaceuticals, Inc.	2,496	13,004
	Analogic Corp.	11,171	279,275
*	Anesiva, Inc.	17,910	7,343
*	AngioDynamics, Inc.	27,164	369,430
*	Anika Therapeutics, Inc.	8,464	34,533
*	Antigenics, Inc.	36,724	13,955
*	AP Pharma, Inc.	250	175
* #	Arca Biopharma, Inc.	315	1,603
*	Arcadia Resources, Inc.	31,961	14,382
*	Ardea Biosciences, Inc.	500	6,225
* #	Arena Pharmaceuticals, Inc.	88,401	365,980
*	Ariad Pharmaceuticals, Inc.	16,500	27,555

31

*	Arqule, Inc.	29,200	115,340
* #	Array BioPharma, Inc.	37,816	151,264
*	Arrhythmia Research Technology, Inc.	1,790	4,117
* #	ArthroCare Corp.	18,956	131,176
*	Aspect Medical Systems, Inc.	17,248	65,542
*	Assisted Living Concepts, Inc.	44,744	177,634
*	AtriCure, Inc.	1,096	1,480
	Atrion Corp.	1,091	89,244
*	ATS Medical, Inc.	72,776	184,123
*	Auxilium Pharmaceuticals, Inc.	11,761	359,416
*	Avalon Pharmaceuticals, Inc.	7,847	2,668
*	AVANIR Pharmaceuticals Class A	16,975	9,166
* #	AVI BioPharma, Inc.	10,948	9,525
*	Avigen, Inc.	16,279	15,953
#	Bard (C.R.), Inc.	7,500	641,775
	Baxter International, Inc.	39,000	2,287,350
	Beckman Coulter, Inc.	35,847	1,782,313
	Becton Dickinson & Co.	14,100	1,024,647
*	Bioanalytical Systems, Inc.	2,068	3,154
*	BioCryst Pharmaceuticals, Inc.	28,026	53,249
* #	Biogen Idec, Inc.	62,200	3,026,030
*	Bio-Imaging Technologies, Inc.	15,357	51,753
* #	BioLase Technology, Inc.	5,000	3,600
* #	BioMarin Pharmaceutical, Inc.	29,300	564,318
* #	BioMimetic Therapeutics, Inc.	18,623	150,288
*	Bio-Rad Laboratories, Inc. Class A	15,900	1,010,286
*	Bio-Rad Laboratories, Inc. Class B	1,244	80,126
* #	Bio-Reference Laboratories, Inc.	9,100	222,040
*	BioSante Pharmaceuticals, Inc.	7,594	12,150
*	BioScrip, Inc.	41,512	70,155
*	BioSphere Medical, Inc.	6,812	19,414
*	Boston Scientific Corp.	394,021	3,494,966
*	Bovie Medical Corp.	8,100	54,675
	Bristol-Myers Squibb Co.	138,400	2,963,144
#	Brookdale Senior Living, Inc.	44,014	299,295
*	Bruker BioSciences Corp.	48,773	196,555
*	BSD Medical Corp.	7,639	25,285
*	Cadence Pharmaceuticals, Inc.	22,575	162,540
* #	Caliper Life Sciences, Inc.	37,547	48,436
	Cambrex Corp.	31,684	103,607
*	Candela Corp.	10,600	5,724
*	Cantel Medical Corp.	21,575	323,409
*	Capital Senior Living Corp.	24,702	64,966
*	Caraco Pharmaceutical Laboratories, Ltd.	8,172	37,591
*	Cardiac Science Corp.	18,007	96,698
*	Cardica, Inc.	3,013	9,611
	Cardinal Health, Inc.	44,272	1,666,841
*	Catalyst Health Solutions, Inc.	30,784	677,864
*	Catalyst Pharmaceutical Partners, Inc.	2,490	6,723
*	Celera Corp.	86,432	729,486
* #	Celgene Corp.	34,157	1,808,613
*	Cell Genesys, Inc.	23,200	5,568
*	Cell Therapeutics, Inc.	22	2
* #	Celldex Therapeutics, Inc.	3,505	26,042
*	Celsion Corp.	3,725	8,605

32

*	Centene Corp.	47,790	847,317
* #	Cephalon, Inc.	20,535	1,584,891
* #	Cepheid, Inc.	28,300	210,552
* #	Cerner Corp.	30,900	1,041,948
*	Cerus Corp.	24,244	22,789
* #	Charles River Laboratories International, Inc.	39,074	953,796
	Chemed Corp.	19,781	793,812
	Cigna Corp.	79,579	1,381,491
* #	Clinical Data, Inc.	21,202	164,952
*	Columbia Laboratories, Inc.	9,859	11,831
* #	CombiMatrix Corp.	5,994	46,933
*	CombinatoRx, Inc.	26,570	19,662
*	Community Health Systems, Inc.	129,579	2,415,353
	Computer Programs & Systems, Inc.	4,480	112,582
* #	Conceptus, Inc.	30,100	432,236
*	CONMED Corp.	32,277	505,135
*	Continucare Corp.	24,264	48,528
#	Cooper Companies, Inc.	40,500	768,285
*	Cornerstone Therapeutics, Inc.	2,272	8,974
*	Corvel Corp.	12,661	223,340
*	Covance, Inc.	15,700	606,020
* #	Coventry Health Care, Inc.	57,544	870,641
* #	CPEX Pharmaceuticals, Inc.	1,424	9,897
*	Cross Country Healthcare, Inc.	18,472	138,355
*	CryoLife, Inc.	20,900	172,216
* #	Cubist Pharmaceuticals, Inc.	16,550	354,335
*	Curis, Inc.	4,000	3,720
*	Cutera, Inc.	14,696	98,610
* #	CV Therapeutics, Inc.	49,895	780,857
* #	Cyberonics, Inc.	19,890	306,107
*	Cyclacel Pharmaceuticals, Inc.	15,929	4,938
*	Cynosure, Inc. Class A	8,174	63,921
* #	Cypress Bioscience, Inc.	46,307	393,609
*	Cytokinetics, Inc.	49,140	104,177
*	Cytomedix, Inc.	855	256
*	Cytori Therapeutics, Inc.	10,314	50,745
	Datascope Corp.	13,662	724,564
* #	DaVita, Inc.	40,372	1,897,484
	Daxor Corp.	5,407	86,512
*	Dendreon Corp.	48,246	162,589
#	DENTSPLY International, Inc.	8,400	226,044
*	DepoMed, Inc.	8,244	17,807
*	Dexcom, Inc.	6,400	20,672
*	Dialysis Corp. of America	8,386	55,264
*	Digirad Corp.	4,900	4,263
*	Dionex Corp.	8,222	416,362
*	Discovery Laboratories, Inc.	15,472	17,483
*	Durect Corp.	40,784	115,419
*	DUSA Pharmaceuticals, Inc.	3,939	4,451
*	Dyax Corp.	51,911	174,421
*	Dynacq Healthcare, Inc.	2,925	10,969
*	Dynavax Technologies Corp.	26,773	16,867
* #	Eclipsys Corp.	51,174	448,284
*	Edwards Lifesciences Corp.	33,575	1,930,227
#	Eli Lilly & Co.	83,500	3,074,470

33

*	Elite Pharmaceuticals, Inc.	4,415	309
*	Emergent Biosolutions, Inc.	21,445	470,289
* #	Emeritus Corp.	22,735	188,018
*	Emisphere Technologies, Inc.	15,800	9,006
*	Encision, Inc.	900	909
* #	Endo Pharmaceuticals Holdings, Inc.	89,638	2,014,166
*	Endologix, Inc.	36,686	58,331
*	ENTREMED, Inc.	4,300	714
* #	Enzo Biochem, Inc.	8,300	40,587
* #	Enzon Pharmaceuticals, Inc.	37,616	244,880
*	EPIX Pharmaceuticals, Inc.	13,133	9,324
*	eResearch Technology, Inc.	39,335	227,750
*	etrials Worldwide, Inc.	5,248	3,884
*	ev3, Inc.	63,458	343,308
*	Evotec AG Sponsored ADR	8,257	14,863
*	Exact Sciences Corp.	15,692	23,381
*	Exactech, Inc.	14,564	185,545
* #	Exelixis, Inc.	82,575	407,095
*	Express Scripts, Inc.	23,000	1,236,480
*	Facet Biotech Corp.	4,017	24,423
* #	Farville, Inc.	6,241	749
*	Five Star Quality Care, Inc.	19,400	37,054
*	Forest Laboratories, Inc.	140,218	3,511,059
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	78,618	33,806
*	Genentech, Inc.	57,954	4,708,183
*	Genomic Health, Inc.	10,903	233,324
*	Gen-Probe, Inc.	10,800	486,216
*	Gentiva Health Services, Inc.	57,592	1,455,926
* #	GenVec, Inc.	16,600	6,325
* #	Genzyme Corp.	20,116	1,386,395
* #	Geron Corp.	77,211	605,334
*	Gilead Sciences, Inc.	59,124	3,001,725
*	Greatbatch, Inc.	24,306	566,330
* #	GTx, Inc.	17,440	192,538
* #	Haemonetics Corp.	20,800	1,230,320
* #	Halozyme Therapeutics, Inc.	34,243	197,582
* #	Hana Biosciences, Inc.	7,200	1,908
*	Hanger Orthopedic Group, Inc.	36,957	504,463
* #	Hansen Medical, Inc.	5,168	23,359
*	Harvard Bioscience, Inc.	30,595	78,629
*	Health Grades, Inc.	13,285	31,087
*	Health Management Associates, Inc.	114,600	182,214
*	Health Net, Inc.	109,980	1,609,007
* #	HEALTHSOUTH Corp.	62,918	625,405
*	HealthSpring, Inc.	46,345	807,330
*	HealthStream, Inc.	13,304	26,342
*	HealthTronics, Inc.	20,221	37,207
*	Healthways, Inc.	16,500	228,030
* #	Henry Schein, Inc.	55,272	2,068,831
	Hill-Rom Holdings, Inc.	76,100	1,071,488
*	Hi-Tech Pharmacal Co., Inc.	9,522	51,038
*	HLTH Corp.	2,053	23,363
*	HMS Holdings Corp.	25,148	778,331
*	Hollis-Eden Pharmaceuticals, Inc.	9,100	5,460
* #	Hologic, Inc.	205,123	2,418,400

34

*	Home Diagnostics, Inc.	7,404	51,680
	Hooper Holmes, Inc.	36,502	8,395
*	Hospira, Inc.	73,172	1,821,983
*	Human Genome Sciences, Inc.	40,326	72,990
* #	Humana, Inc.	96,552	3,662,217
*	Hythiam, Inc.	3,408	1,833
*	iBioPharma, Inc.	1,529	336
*	ICU Medical, Inc.	16,634	507,503
*	Idenix Pharmaceuticals, Inc.	28,126	163,412
*	Idera Pharmaceuticals, Inc.	7,935	55,545
* #	IDEXX Laboratories, Inc.	10,374	340,267
*	IDM Pharma, Inc.	17,917	30,459
*	I-Flow Corp.	19,144	78,682
* #	Illumina, Inc.	16,130	441,317
*	Immtech International, Inc.	5,200	1,040
*	Immucor, Inc.	20,800	576,368
* #	ImmunoGen, Inc.	26,279	109,583
*	Immunomedics, Inc.	25,300	30,613
*	Implant Sciences Corp.	1,959	313
	IMS Health, Inc.	18,200	264,264
*	Incyte Corp.	55,800	163,494
*	Indevus Pharmaceuticals, Inc.	64,970	345,640
*	Infinity Pharmaceuticals, Inc.	10,256	83,279
*	Inovio Biomedical Corp.	10,600	5,300
* #	Inspire Pharmaceuticals, Inc.	28,180	107,084
* #	Integra LifeSciences Holdings	21,440	594,746
*	IntegraMed America, Inc.	8,605	61,095
*	Interleukin Genetics, Inc.	6,530	1,567
* #	InterMune, Inc.	28,998	331,737
* #	Introgen Therapeutics, Inc.	26,100	574
* #	Intuitive Surgical, Inc.	2,700	278,721
	Invacare Corp.	36,811	701,618
*	InVentiv Health, Inc.	25,518	243,442
* #	Inverness Medical Innovations, Inc.	92,348	2,259,756
*	Iridex Corp.	2,386	1,670
*	IRIS International, Inc.	15,306	152,448
*	Isis Pharmaceuticals, Inc.	28,600	404,118
*	Isolagen, Inc.	14,813	4,148
*	ISTA Pharmaceuticals, Inc.	17,137	17,822
*	IVAX Diagnostics, Inc.	925	370
*	Javelin Pharmaceuticals, Inc.	13,200	14,916
	Johnson & Johnson	192,500	11,105,325
*	Kendle International, Inc.	11,500	219,650
*	Kensey Nash Corp.	15,195	314,081
* #	Keryx Biopharmaceuticals, Inc.	16,500	3,193
	Kewaunee Scientific Corp.	1,606	13,812
*	Kindred Healthcare, Inc.	25,500	346,035
* #	Kinetic Concepts, Inc.	16,997	409,628
*	King Pharmaceuticals, Inc.	246,463	2,154,087
*	K-V Pharmaceutical Co. Class A	29,905	19,438
*	K-V Pharmaceutical Co. Class B	5,882	8,235
*	La Jolla Pharmaceutical Co.	23,100	51,513
* #	Laboratory Corp. of America Holdings	19,800	1,172,160
#	Landauer, Inc.	4,050	277,749
*	Langer, Inc.	4,540	2,270

35

*	Lannet Co., Inc.	24,371	129,166
	LCA-Vision, Inc.	5,100	12,852
*	LeMaitre Vascular, Inc.	2,000	4,310
*	Lexicon Pharmaceuticals, Inc.	80,851	96,213
* #	LHC Group, Inc.	13,841	368,309
*	Life Technologies Corp.	112,448	2,862,926
* #	LifePoint Hospitals, Inc.	68,805	1,550,865
* #	Ligand Pharmaceuticals, Inc. Class B	54,784	116,142
* #	Lincare Holdings, Inc.	64,219	1,544,467
* #	Luminex Corp.	41,398	843,277
*	Magellan Health Services, Inc.	43,782	1,585,784
*	Magyar Bancorp, Inc.	1,886	8,958
* #	Mannkind Corp.	92,070	326,849
	Martek Biosciences Corp.	32,234	852,589
*	Matrixx Initiatives, Inc.	10,661	184,329
*	Maxygen, Inc.	46,195	395,429
#	McKesson Corp.	24,800	1,096,160
*	MDRNA, Inc.	3,600	972
*	Medarex, Inc.	122,949	734,006
*	MedCath Corp.	19,714	124,001
*	Medco Health Solutions, Inc.	44,888	2,016,818
*	Medical Action Industries, Inc.	19,884	171,002
*	Medical Staffing Network Holdings, Inc.	15,229	3,198
#	Medicis Pharmaceutical Corp. Class A	60,455	842,138
* #	Medivation, Inc.	14,850	278,438
*	Mednax, Inc.	39,960	1,341,457
*	MEDTOX Scientific, Inc.	7,699	48,812
	Medtronic, Inc.	65,858	2,205,584
	Merck & Co., Inc.	119,205	3,403,303
	Merge Healthcare, Inc.	24,180	38,446
	Meridian Bioscience, Inc.	17,150	364,609
*	Merit Medical Systems, Inc.	25,783	396,800
*	Metabasis Therapeutics, Inc.	17,603	8,361
* #	Metabolix, Inc.	4,939	41,685
*	Metropolitan Health Networks, Inc.	27,804	41,150
* #	Micromet, Inc.	25,225	99,891
*	Micrus Endovascular Corp.	7,828	88,300
*	MiddleBrook Pharmaceuticals, Inc.	15,143	21,200
* #	Millipore Corp.	9,650	532,294
* #	Minrad International, Inc.	18,736	2,248
*	Molecular Insight Pharmaceuticals, Inc.	21,692	57,701
* #	Molina Healthcare, Inc.	29,984	525,919
*	Momenta Pharmaceuticals, Inc.	31,500	341,145
*	Monogram Biosciences, Inc.	600	1,650
*	MTS Medication Technologies	2,178	8,189
*	MWI Veterinary Supply, Inc.	9,595	200,823
* #	Mylan, Inc.	175,100	1,983,883
* #	Myriad Genetics, Inc.	19,800	1,476,486
*	Nabi Biopharmaceuticals	65,032	268,582
*	National Dentex Corp.	3,312	12,917
	National Healthcare Corp.	11,512	523,796
	National Research Corp.	4,136	93,680
*	Natus Medical, Inc.	24,176	187,122
*	Nektar Therapeutics	46,009	189,097
* #	Neogen Corp.	13,010	340,472

36

*	Neose Technologies, Inc.	8,150	3,179
*	Neurocrine Biosciences, Inc.	46,630	154,812
*	Neurogen Corp.	21,993	2,859
*	Neurometric, Inc.	1,600	2,944
*	Nighthawk Radiology Holdings, Inc.	24,200	103,092
*	NMT Medical, Inc.	8,604	8,604
* #	Northfield Laboratories, Inc.	4,700	3,807
*	Northstar Neuroscience, Inc.	6,713	12,755
*	Novacea, Inc.	4,117	3,705
* #	NovaMed, Inc.	24,127	71,416
*	Novavax, Inc.	48,240	76,702
*	Noven Pharmaceuticals, Inc.	29,375	291,694
*	NPS Pharmaceuticals, Inc.	38,000	237,120
*	Nutraceutical International Corp.	11,131	97,285
* #	NuVasive, Inc.	15,033	561,332
* #	NxStage Medical, Inc.	23,117	79,291
*	Obagi Medical Products, Inc.	5,098	34,106
*	Odyssey Healthcare, Inc.	36,439	361,475
	Omnicare, Inc.	114,867	3,211,681
*	Omnicell, Inc.	33,165	259,019
* #	Onyx Pharmaceuticals, Inc.	15,718	478,299
*	Optimer Pharmaceuticals, Inc.	14,798	155,231
*	OraSure Technologies, Inc.	52,067	149,953
*	Orchid Cellmark, Inc.	19,239	10,231
*	Ore Pharmaceuticals, Inc.	2,488	1,418
*	Orexigen Therapeutics, Inc.	15,959	63,996
*	Orthologic Corp.	2,952	1,210
* #	Oscient Pharmaceuticals Corp.	1	—
* #	OSI Pharmaceuticals, Inc.	17,000	605,200
* #	Osiris Therapeutics, Inc.	20,008	401,160
*	Osteotech, Inc.	12,507	38,021
	Owens & Minor, Inc.	28,044	1,115,310
*	OxiGENE, Inc.	14,996	9,447
*	Pain Therapeutics, Inc.	37,321	247,811
*	Palatin Technologies, Inc.	8,615	862
*	Palomar Medical Technologies, Inc.	20,763	183,753
*	Par Pharmaceutical Cos., Inc.	37,479	461,366
*	Parexel International Corp.	34,800	344,172
* #	Patterson Companies, Inc.	21,233	390,475
*	PDI, Inc.	10,402	48,057
#	PDL BioPharma, Inc.	44,479	285,555
*	Penwest Pharmaceuticals Co.	1,840	3,257
	PerkinElmer, Inc.	143,933	1,816,434
#	Perrigo Co.	60,007	1,761,205
#	Pfizer, Inc.	1,300,962	18,968,026
* #	Pharmanet Development Group, Inc.	11,867	15,546
*	PharMerica Corp.	35,993	591,725
* #	Phase Forward, Inc.	35,366	477,441
*	PHC, Inc.	13,963	16,616
* #	Poniard Pharmaceuticals, Inc.	5,850	14,040
*	Pozen, Inc.	8,100	58,158
* #	Progenics Pharmaceuticals, Inc.	30,415	221,725
*	Prospect Medical Holdings, Inc.	2,320	5,916
*	Providence Service Corp.	9,200	19,780
*	ProxyMed, Inc.	4,767	31

37

* #	PSS World Medical, Inc.	45,216	718,030
	Psychemedics Corp.	1,810	12,344
* #	Psychiatric Solutions, Inc.	48,740	1,267,240
*	QuadraMed Corp.	4,098	24,465
#	Quest Diagnostics, Inc.	79,844	3,940,301
*	Questcor Pharmaceuticals, Inc.	16,400	105,780
*	Quidel Corp.	14,390	176,997
* #	Quigley Corp.	19,981	94,910
* #	RadNet, Inc.	23,080	73,856
*	Regeneration Technologies, Inc.	47,860	117,257
*	Regeneron Pharmaceuticals, Inc.	22,822	398,929
*	RegeneRx Biopharmaceuticals, Inc.	5,972	4,360
*	RehabCare Group, Inc.	21,573	300,943
*	Repligen Corp.	39,712	162,422
*	Repros Therapeutics, Inc.	8,625	86,078
*	Res-Care, Inc.	29,304	397,069
*	ResMed, Inc.	17,963	716,724
*	Retractable Technologies, Inc.	7,725	6,721
* #	Rigel Pharmaceuticals, Inc.	19,900	139,101
*	Rochester Medical Corp.	13,631	157,574
*	Rockwell Medical Technologies, Inc.	13,771	49,025
* #	Salix Pharmaceuticals, Ltd.	54,240	433,920
* #	Sangamo BioSciences, Inc.	20,288	84,195
*	Santarus, Inc.	9,650	16,309
*	Savient Pharmaceuticals, Inc.	27,004	149,602
#	Schering-Plough Corp.	102,500	1,799,900
*	SciClone Pharmaceuticals, Inc.	26,160	21,713
*	SCOLR Pharma, Inc.	4,500	3,105
* #	Seattle Genetics, Inc.	38,540	388,869
*	Senomyx, Inc.	30,529	108,378
*	SenoRx, Inc.	5,238	13,095
* #	Sepracor, Inc.	23,744	360,909
* #	Sequenom, Inc.	17,940	397,550
*	SeraCare Life Sciences, Inc.	519	555
*	Sirona Dental Systems, Inc.	49,203	590,928
*	Skilled Healthcare Group, Inc.	2,200	18,326
*	Somanetics Corp.	15,147	221,752
* #	Somaxon Pharmaceuticals, Inc.	10,200	24,990
*	Sonic Innovations, Inc.	20,307	18,276
*	SonoSite, Inc.	21,808	414,134
	Span-American Medical System, Inc.	3,812	39,454
*	Spectranetics Corp.	21,900	65,700
* #	Spectrum Pharmaceuticals, Inc.	19,000	27,360
*	SRI/Surgical Express, Inc.	3,584	5,018
*	St. Jude Medical, Inc.	20,800	756,496
* #	STAAR Surgical Co.	29,360	57,252
* #	StemCells, Inc.	55,500	149,850
* #	Stereotaxis, Inc.	27,932	71,227
#	Steris Corp.	41,272	1,097,835
*	Strategic Diagnostics, Inc.	17,725	16,839
	Stryker Corp.	23,210	980,390
* #	Sun Healthcare Group, Inc.	52,975	600,207
*	SunLink Health Systems, Inc.	1,100	1,023
* #	Sunrise Senior Living, Inc.	36,457	43,748
*	SuperGen, Inc.	32,277	74,560

38

* #	SurModics, Inc.	9,903	196,376
*	Symmetry Medical, Inc.	39,265	268,965
*	Synovis Life Technologies, Inc.	13,560	220,892
* #	Synta Pharmaceuticals Corp.	11,473	100,962
*	Targacept, Inc.	35,566	73,977
#	Techne Corp.	11,500	689,655
*	Telik, Inc.	6,272	3,011
* #	Tenet Healthcare Corp.	77,100	82,497
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	25,352	1,050,840
* #	The Medicines Co.	43,850	561,280
*	Theragenics Corp.	22,613	29,171
* #	Theravance, Inc.	37,001	487,673
*	Thermo Fisher Scientific, Inc.	127,700	4,588,261
* #	Thoratec Corp.	40,530	1,174,154
*	TorreyPines Therapeutics, Inc.	6,168	1,658
*	Transcend Services, Inc.	600	6,108
#	Trimeris, Inc.	17,500	17,850
* #	Triple-S Management Corp.	9,400	135,266
* ●	Tripos Escrow Shares	700	63
*	U.S. Physical Therapy, Inc.	11,361	138,604
*	United Therapeutics Corp.	6,885	467,836
	UnitedHealth Group, Inc.	427,820	12,120,141
	Universal Health Services, Inc.	63,016	2,385,156
*	Urologix, Inc.	4,079	2,243
*	Uroplasty, Inc.	1,867	1,494
	Utah Medical Products, Inc.	3,593	87,274
#	Valeant Pharmaceuticals International	70,700	1,534,190
* #	Vanda Pharmaceuticals, Inc.	6,700	4,891
*	Varian Medical Systems, Inc.	5,975	221,852
*	Varian, Inc.	29,934	833,363
*	Vascular Solutions, Inc.	6,035	55,522
* #	VCA Antech, Inc.	13,000	244,660
* #	Vertex Pharmaceuticals, Inc.	15,668	517,827
*	Vical, Inc.	30,469	58,805
* #	ViroPharma, Inc.	72,524	870,288
*	Vital Images, Inc.	16,347	184,885
*	Vivus, Inc.	42,409	208,228
* #	VNUS Medical Technologies	15,445	247,274
*	Volcano Corp.	23,973	313,327
*	Waters Corp.	10,900	394,253
*	Watson Pharmaceuticals, Inc.	95,501	2,605,267
*	WebMD Health Corp. Class A	5,345	125,287
*	WellPoint, Inc.	200,828	8,324,321
#	West Pharmaceutical Services, Inc.	28,500	946,770
* #	Wright Medical Group, Inc.	35,491	736,083
	Wyeth	108,872	4,678,230
*	XenoPort, Inc.	8,390	219,147
	Young Innovations, Inc.	6,182	95,450
* #	Zila, Inc.	891	168
*	Zimmer Holdings, Inc.	29,416	1,070,742
* #	Zoll Medical Corp.	22,508	360,353
* #	Zymogenetics, Inc.	41,519	176,456
Total Health Care			281,032,409

39

Industrials — (10.7%)
*	3-D Systems Corp.	22,771	136,626
	3M Co.	45,700	2,458,203
*	A. T. Cross Co. Class A	4,383	11,308
	A.O. Smith Corp.	24,970	686,176
#	AAON, Inc.	17,139	310,559
*	AAR Corp.	41,866	759,449
	ABM Industries, Inc.	47,985	712,577
*	ACCO Brands Corp.	39,100	75,072
*	Accuride Corp.	13,740	5,084
	Aceto Corp.	30,290	270,793
*	Active Power, Inc.	8,300	4,316
#	Actuant Corp.	46,726	770,044
#	Acuity Brands, Inc.	28,555	767,273
#	Administaff, Inc.	18,800	396,492
*	AeroCentury Corp.	584	5,285
*	Aerosonic Corp.	1,200	1,020
* #	AeroVironment, Inc.	5,009	185,634
* #	AGCO Corp.	37,485	797,681
*	Air Transport Services Group, Inc.	28,156	6,757
	Aircastle, Ltd.	44,300	180,744
*	AirTran Holdings, Inc.	125,066	512,771
	Alamo Group, Inc.	9,732	122,137
*	Alaska Air Group, Inc.	44,500	1,173,020
	Albany International Corp. Class A	19,116	191,351
	Alexander & Baldwin, Inc.	57,632	1,270,209
* #	Allegiant Travel Co.	2,985	106,744
* #	Alliant Techsystems, Inc.	13,400	1,082,854
* #	Allied Defense Group, Inc.	8,042	55,409
*	Altra Holdings, Inc.	28,446	199,975
*	Amerco, Inc.	19,495	599,471
	American Ecology Corp.	12,700	253,365
	American Railcar Industries, Inc.	9,930	83,313
*	American Reprographics Co.	26,170	159,114
	American Science & Engineering, Inc.	7,270	567,060
* #	American Superconductor Corp.	19,800	320,364
#	American Woodmark Corp.	16,764	252,298
	Ameron International Corp.	9,138	455,529
#	Ametek, Inc.	11,400	364,344
	Ampco-Pittsburgh Corp.	7,628	141,042
* #	AMR Corp.	198,720	1,180,397
* #	AMREP Corp.	7,977	221,362
*	APAC Customer Services, Inc.	14,541	20,648
	Apogee Enterprises, Inc.	22,304	228,616
* #	Applied Energetics, Inc.	32,000	8,960
	Applied Industrial Technologies, Inc.	23,822	376,149
	Applied Signal Technologies, Inc.	15,927	279,360
*	Argan, Inc.	6,358	70,574
*	Argon ST, Inc.	22,552	431,645
	Arkansas Best Corp.	27,269	637,822
*	Arotech Corp.	5,156	2,217
* #	Astec Industries, Inc.	20,889	513,243
*	Astronics Corp.	4,757	35,963
*	Astronics Corp. Class B	739	6,282
*	Atlas Air Worldwide Holding, Inc.	17,100	248,121
*	Avalon Holding Corp. Class A	1,202	2,164

40

#	Avery Dennison Corp.	55,195	1,337,375
*	Avis Budget Group, Inc.	67,437	46,532
* #	Axsys Technologies, Inc.	8,957	382,464
* #	AZZ, Inc.	11,434	256,122
#	B.F. Goodrich Co.	59,500	2,300,270
#	Badger Meter, Inc.	14,700	346,773
*	Baker (Michael) Corp.	8,147	284,819
#	Baldor Electric Co.	33,760	472,978
*	Baldwin Technology Co., Inc. Class A	11,700	13,455
#	Barnes Group, Inc.	39,400	445,220
	Barrett Business Services, Inc.	13,746	135,261
* #	BE Aerospace, Inc.	58,231	563,094
*	Beacon Roofing Supply, Inc.	43,144	549,223
#	Belden, Inc.	45,250	590,965
*	Blount International, Inc.	37,992	318,373
*	BlueLinx Holdings, Inc.	29,239	69,589
#	Boeing Co.	36,284	1,535,176
	Bowne & Co., Inc.	20,644	57,805
	Brady Co. Class A	67,166	1,405,113
*	Breeze-Eastern Corp.	4,062	31,684
#	Briggs & Stratton Corp.	56,260	832,085
*	BTU International, Inc.	7,821	31,128
#	Bucyrus International, Inc.	600	9,300
* #	Builders FirstSource, Inc.	34,708	42,691
	Burlington Northern Santa Fe Corp.	133,066	8,815,623
	C&D Technologies, Inc.	17,892	53,318
#	C.H. Robinson Worldwide, Inc.	16,987	781,062
* #	Cano Petroleum, Inc.	31,600	19,592
* #	Capstone Turbine Corp.	12,576	10,941
	Carlisle Companies, Inc.	75,000	1,400,250
#	Cascade Corp.	14,672	335,842
*	Casella Waste Systems, Inc. Class A	22,541	62,213
#	Caterpillar, Inc.	42,500	1,311,125
* #	CBIZ, Inc.	93,126	757,114
	CDI Corp.	15,986	171,370
*	CECO Environmental Corp.	12,196	28,661
*	Celadon Group, Inc.	21,515	168,247
* #	Cenveo, Inc.	17,100	67,545
* #	Ceradyne, Inc.	28,982	661,369
	Champion Industries, Inc.	6,873	19,244
*	Channell Commercial Corp.	3,028	439
*	Chart Industries, Inc.	19,036	161,045
	Chase Corp.	10,155	111,197
	Chicago Rivet & Machine Co.	257	3,071
	Cintas Corp.	95,000	2,161,250
	CIRCOR International, Inc.	14,548	323,693
#	CLAROC, Inc.	21,700	658,378
*	Clean Harbors, Inc.	7,300	390,623
* #	Coleman Cable, Inc.	3,121	10,924
*	Columbus McKinnon Corp.	14,400	183,168
	Comfort Systems USA, Inc.	38,076	389,517
*	Commercial Vehicle Group, Inc.	12,900	12,900
*	Competitive Technologies, Inc.	2,400	2,760
	CompX International, Inc.	3,317	18,774
*	COMSYS IT Partners, Inc.	11,595	23,190

41

*	Consolidated Graphics, Inc.	8,500	136,935
* #	Continental Airlines, Inc.	135,200	1,821,144
	Con-way, Inc.	56,459	1,243,792
#	Cooper Industries, Ltd.	79,903	2,150,190
*	Copart, Inc.	14,248	343,234
*	Cornell Companies, Inc.	17,788	271,445
	Corporate Executive Board Co.	18,237	368,387
* #	Corrections Corp. of America	85,920	1,183,978
*	CoStar Group, Inc.	17,830	528,125
*	Covanta Holding Corp.	70,128	1,212,513
*	CPI Aerostructures, Inc.	5,950	29,750
*	CRA International, Inc.	14,257	299,540
	Crane Co.	37,940	660,915
	CSX Corp.	153,300	4,439,568
	Cubic Corp.	25,474	691,874
	Cummins, Inc.	86,100	2,064,678
#	Curtiss-Wright Corp.	50,014	1,615,452
#	Danaher Corp.	44,000	2,460,920
	Deere & Co.	38,000	1,320,120
* #	Delta Air Lines, Inc.	295,300	2,037,570
	Deluxe Corp.	25,449	293,427
*	Devcon International Corp.	800	364
	Diamond Management & Technology Consultants, Inc.	25,278	65,723
*	Document Securities Systems, Inc.	3,428	6,308
* #	Dollar Thrifty Automotive Group, Inc.	3,100	3,596
#	Donaldson Co., Inc.	18,500	575,720
*	Double Eagle Petroleum Co.	4,900	28,714
#	Dover Corp.	100,375	2,838,605
	Ducommun, Inc.	10,156	192,355
*	Duff & Phelps Corp.	2,300	32,867
*	DXP Enterprises, Inc.	12,018	163,204
*	Dynamex, Inc.	12,169	134,833
	Dynamic Materials Corp.	12,618	153,183
*	DynCorp International, Inc. Class A	49,975	751,624
#	Eagle Bulk Shipping, Inc.	24,756	132,197
	Eastern Co.	4,487	49,447
#	Eaton Corp.	37,544	1,652,687
	Ecology & Environment, Inc. Class A	2,575	32,419
	Electro Rent Corp.	31,409	332,935
* #	EMCOR Group, Inc.	67,500	1,389,825
#	Emerson Electric Co.	43,400	1,419,180
#	Encore Wire Corp.	24,925	411,512
* #	Ener1, Inc.	73,911	331,860
* #	Energy Conversion Devices, Inc.	30,700	772,719
*	Energy Focus, Inc.	4,614	4,476
*	EnerSys	45,170	411,499
*	ENGlobal Corp.	20,150	62,465
	Ennis, Inc.	25,872	289,508
*	EnPro Industries, Inc.	19,166	350,738
*	Environmental Tectonics Corp.	1,572	1,886
	Equifax, Inc.	78,543	1,941,583
* #	ESCO Technologies, Inc.	21,238	752,675
	Espey Manufacturing & Electronics Corp.	4,614	77,884
*	Esterline Technologies Corp.	40,445	1,459,660
* #	Evergreen Solar, Inc.	90,171	199,278

42

*	Exide Technologies	19,931	72,350
	Expeditors International of Washington, Inc.	34,200	951,102
*	Exponent, Inc.	16,442	403,158
*	ExpressJet Holdings, Inc.	2,190	3,460
	EXX, Inc. Class A	4,042	2,951
#	Fastenal Co.	20,179	689,718
	Federal Signal Corp.	47,180	318,465
	FedEx Corp.	122,623	6,246,416
*	First Advantage Corp.	7,719	98,340
*	First Solar, Inc.	3,500	499,800
* #	Flanders Corp.	33,425	136,374
*	Flow International Corp.	7,886	12,223
	Flowserve Corp.	24,222	1,291,275
#	Fluor Corp.	16,800	653,520
*	Fortune Industries, Inc.	4,100	1,722
#	Forward Air Corp.	16,779	339,943
	Franklin Electric Co., Inc.	24,294	631,401
	Freightcar America, Inc.	13,638	261,168
*	Frontier Airlines Holdings, Inc.	1,900	475
	Frozen Food Express Industries, Inc.	2,400	9,888
* #	FTI Consulting, Inc.	48,500	1,988,985
*	Fuel Tech, Inc.	7,851	78,589
*	FuelCell Energy, Inc.	34,218	132,081
* #	Furmanite Corp.	43,272	160,972
	G & K Services, Inc. Class A	13,000	239,850
*	Gardner Denver Machinery, Inc.	63,591	1,384,376
	GATX Corp.	67,845	1,635,065
	GenCorp, Inc.	43,001	124,703
* #	General Cable Corp.	9,000	148,140
	General Dynamics Corp.	44,200	2,507,466
	General Electric Co.	2,458,016	29,815,734
*	Genesee & Wyoming, Inc.	29,949	813,714
* #	GeoEye, Inc.	17,429	300,650
*	GeoPetro Resources Co.	1,500	1,035
*	Global Cash Access, Inc.	13,887	37,634
#	Gorman-Rupp Co.	11,806	302,234
*	GP Strategies Corp.	13,304	52,019
#	Graco, Inc.	6,387	135,851
*	Graftech International, Ltd.	29,400	235,494
	Graham Corp.	6,250	62,250
#	Granite Construction, Inc.	31,750	1,118,235
	Great Lakes Dredge & Dock Corp.	22,840	76,286
	Greenbrier Companies, Inc.	14,100	78,255
*	Griffon Corp.	68,303	679,615
	Hardinge, Inc.	7,451	32,412
	Harsco Corp.	94,151	2,233,262
*	Hawaiian Holdings, Inc.	81,169	330,358
#	Healthcare Services Group, Inc.	25,890	396,635
#	Heartland Express, Inc.	59,596	802,162
	HEICO Corp.	10,553	417,160
	HEICO Corp. Class A	32,831	955,054
#	Heidrick & Struggles International, Inc.	17,947	272,794
*	Henry Bros. Electronics, Inc.	3,591	20,379
*	Herley Industries, Inc.	9,004	100,305
	Herman Miller, Inc.	18,588	204,282

43

* #	Hexcel Corp.	15,586	129,208
*	Hill International, Inc.	21,464	118,052
	Hi-Shear Technology Corp.	4,285	38,565
	HNI Corp.	46,651	616,260
* #	Hoku Scientific, Inc.	20,988	53,519
#	Honeywell International, Inc.	50,800	1,666,748
#	Horizon Lines, Inc. Class A	16,500	56,760
#	Houston Wire & Cable Co.	17,561	125,561
*	HQ Sustainable Maritime Industries, Inc.	12,030	86,015
*	Hub Group, Inc. Class A	24,012	545,072
	Hubbell, Inc. Class A	3,603	106,829
#	Hubbell, Inc. Class B	43,072	1,335,232
*	Hudson Highland Group, Inc.	23,833	58,629
*	Hurco Companies, Inc.	5,300	75,154
* #	Huron Consulting Group, Inc.	7,698	384,746
*	Huttig Building Products, Inc.	17,434	6,102
* #	ICF International, Inc.	12,608	299,188
*	ICT Group, Inc.	11,104	43,084
#	IDEX Corp.	95,009	2,148,153
*	IHS, Inc.	24,515	1,073,757
*	II-VI, Inc.	30,440	573,185
	Illinois Tool Works, Inc.	77,000	2,514,820
* #	Ingersoll-Rand Co., Ltd. Class A	457	7,408
*	InnerWorkings, Inc.	21,019	69,573
*	Innotrac Corp.	4,173	4,674
	Innovative Solutions & Support, Inc.	16,654	51,794
* #	Insituform Technologies, Inc. Class A	32,804	615,403
	Insteel Industries, Inc.	17,425	134,173
* #	Integrated Electrical Services, Inc.	14,770	122,148
*	InterDigital, Inc.	20,100	649,833
*	Interline Brands, Inc.	34,689	277,512
	International Shipholding Corp.	5,845	125,668
*	Intersections, Inc.	14,917	55,491
#	ITT Industries, Inc.	77,216	3,496,340
#	J.B. Hunt Transport Services, Inc.	32,900	732,683
* #	Jacobs Engineering Group, Inc.	14,212	549,578
* #	JetBlue Airways Corp.	333,226	1,876,062
	John Bean Technologies Corp.	2,894	28,072
#	Joy Global, Inc.	10,798	224,922
*	Kadant, Inc.	600	6,024
	Kaman Corp. Class A	26,816	511,917
* #	Kansas City Southern	72,574	1,317,944
#	Kaydon Corp.	25,117	683,182
#	KBR, Inc.	62,104	879,393
	Kelly Services, Inc. Class A	64,846	587,505
	Kelly Services, Inc. Class B	1,275	17,914
*	Kenexa Corp.	17,151	116,455
	Kennametal, Inc.	86,514	1,387,685
*	Key Technology, Inc.	5,606	74,336
*	Kforce, Inc.	42,513	265,706
*	Kirby Corp.	50,355	1,207,513
	Knight Transportation, Inc.	81,200	1,083,208
	Knoll, Inc.	30,471	207,812
*	Korn/Ferry International	52,933	497,570
* #	K-Tron International, Inc.	2,130	152,742

44

*	L.B. Foster Co. Class A	11,826	312,088
	L.S. Starrett Co. Class A	4,603	69,229
	L-3 Communications Holdings, Inc.	49,895	3,942,703
*	LaBarge, Inc.	30,927	342,362
*	Ladish Co., Inc.	15,979	181,681
	Landstar System, Inc.	7,800	279,786
	Lawson Products, Inc.	7,056	134,911
* #	Layne Christensen Co.	14,720	232,282
*	Learning Tree International, Inc.	16,482	144,712
*	LECG Corp.	22,100	72,267
#	Lennox International, Inc.	26,500	744,915
*	LGL Group, Inc.	1,499	2,323
#	Lincoln Electric Holdings, Inc.	46,624	1,919,510
#	Lindsay Corp.	5,100	132,600
*	LMI Aerospace, Inc.	13,347	150,688
	Lockheed Martin Corp.	30,444	2,497,626
	LSI Industries, Inc.	42,695	194,262
*	Lydall, Inc.	980	3,616
*	M&F Worldwide Corp.	16,300	172,780
*	Mac-Gray Corp.	9,645	62,451
*	Magnetek, Inc.	22,575	45,150
* ●	MAIR Holdings, Inc. Escrow Shares	400	188
*	Manitex International, Inc.	2,123	2,250
#	Manpower, Inc.	42,700	1,215,242
*	Marten Transport, Ltd.	23,329	411,990
#	Masco Corp.	234,500	1,833,790
	McGrath Rentcorp	28,171	590,746
* #	Media Sciences International, Inc.	1,103	408
*	Medialink Worldwide, Inc.	2,993	269
* #	Medis Technologies, Ltd.	4,000	2,000
*	Merrimac Industries, Inc.	1,798	4,046
* #	Mesa Air Group, Inc.	16,387	2,458
*	Metalline Mining Co.	11,600	4,060
	Met-Pro Corp.	29,174	319,747
*	Mettler Toledo International, Inc.	11,500	765,670
*	MFRI, Inc.	3,701	18,209
* #	Microvision, Inc.	13,200	21,120
* #	Middleby Corp.	12,569	291,098
*	Miller Industries, Inc.	8,862	48,564
#	Mine Safety Appliances Co.	37,399	733,768
*	Misonix, Inc.	5,191	5,606
* #	Mobile Mini, Inc.	30,660	387,542
*	Modtech Holdings, Inc.	2,820	14
*	Monster Worldwide, Inc.	137,986	1,270,851
*	Moog, Inc. Class A	47,935	1,436,133
*	Moog, Inc. Class B	2,300	70,748
#	MSC Industrial Direct Co., Inc. Class A	15,800	541,308
	Mueller Industries, Inc.	40,869	822,284
	Mueller Water Products, Inc.	104,862	709,916
	Multi-Color Corp.	11,444	125,884
	NACCO Industries, Inc. Class A	6,976	223,162
*	Nashua Corp.	3,546	10,744
	National Technical Systems, Inc.	11,231	44,924
* #	Navigant Consulting, Inc.	52,284	749,230
*	NCI Building Systems, Inc.	16,195	187,700

45

#	Nordson Corp.	29,953	904,880
#	Norfolk Southern Corp.	154,558	5,928,845
*	North America Galvanizing & Coatings, Inc.	26,226	98,085
	Northrop Grumman Corp.	134,779	6,485,565
*	Old Dominion Freight Line, Inc.	34,494	865,110
	Omega Flex, Inc.	8,600	134,160
*	On Assignment, Inc.	35,416	163,976
*	Orbital Sciences Corp.	40,775	683,797
*	Orion Marine Group, Inc.	3,529	34,937
	Oshkosh Truck Corp. Class B	59,700	431,034
* #	Owens Corning, Inc.	177,364	2,366,036
*	P.A.M. Transportation Services, Inc.	8,286	41,430
#	Paccar, Inc.	20,424	538,989
	Pacer International, Inc.	26,838	230,807
	Pall Corp.	12,400	323,268
*	Paragon Technologies, Inc.	900	2,187
#	Parker Hannifin Corp.	57,707	2,204,984
*	Park-Ohio Holdings Corp.	15,417	56,735
*	Patrick Industries, Inc.	3,787	2,102
*	Patriot Transportation Holding, Inc.	2,676	184,136
*	Pemco Aviation Group Inc	1,411	2,173
	Pentair, Inc.	90,481	2,069,300
*	Perini Corp.	20,006	417,125
*	PGT, Inc.	9,978	9,958
*	Pike Electric Corp.	40,882	459,923
*	Pinnacle Airlines Corp.	26,510	53,020
	Pitney Bowes, Inc.	17,244	383,851
*	Plug Power, Inc.	70,255	63,230
* #	PMFG, Inc.	11,103	77,721
*	Point Blank Solutions, Inc.	600	270
	Portec Rail Products, Inc.	7,615	55,437
*	Powell Industries, Inc.	10,700	255,516
*	Power-One, Inc.	72,875	74,333
	Precision Castparts Corp.	9,400	610,530
	Preformed Line Products Co.	5,198	152,613
*	Protection One, Inc.	18,312	52,189
	Providence & Worcester Railroad Co.	2,007	27,406
*	Quality Distribution, Inc.	19,438	45,291
	Quanex Building Products Corp.	24,800	210,552
* #	Quanta Services, Inc.	133,922	2,863,252
	Quixote Corp.	9,180	38,648
	R. R. Donnelley & Sons Co.	157,200	1,534,272
#	Raven Industries, Inc.	18,007	392,733
	Raytheon Co.	116,144	5,879,209
* #	RBC Bearings, Inc.	25,984	474,988
*	RCM Technologies, Inc.	8,789	10,591
#	Regal-Beloit Corp.	38,761	1,316,324
*	Republic Airways Holdings, Inc.	24,185	198,075
	Republic Services, Inc.	158,758	4,105,482
*	Resources Connection, Inc.	38,494	557,008
	Robbins & Myers, Inc.	30,124	520,844
#	Robert Half International, Inc.	11,000	186,450
#	Rockwell Automation, Inc.	56,164	1,462,511
#	Rockwell Collins, Inc.	15,500	584,040
	Rollins, Inc.	26,517	413,665

46

#	Roper Industries, Inc.	46,506	1,913,257
*	RSC Holdings, Inc.	25,000	177,500
*	Rush Enterprises, Inc. Class A	26,858	244,408
*	Rush Enterprises, Inc. Class B	8,637	76,265
	Ryder System, Inc.	77,455	2,616,430
*	Saia, Inc.	700	7,483
	Schawk, Inc.	30,926	251,738
* #	School Specialty, Inc.	22,624	373,296
	Servidyne, Inc.	850	1,862
	Servotronics, Inc.	1,473	8,580
* #	Shaw Group, Inc.	20,439	568,204
*	SIFCO Industries, Inc.	4,035	24,694
	Simpson Manufacturing Co., Inc.	44,201	887,114
	SkyWest, Inc.	114,028	1,784,538
*	SL Industries, Inc.	11,694	70,164
*	SmartPros, Ltd.	1,451	3,918
	Southwest Airlines Co.	672,807	4,729,833
*	Sparton Corp.	6,067	11,345
*	Spherion Corp.	2,900	4,147
*	Spherix, Inc.	5,849	2,632
* #	Spire Corp.	8,319	40,846
	SPX Corp.	18,644	785,099
*	Standard Parking Corp.	15,754	301,532
#	Standard Register Co.	27,436	199,460
	Standex International Corp.	12,850	197,248
*	Stanley, Inc.	25,312	765,941
	Steelcase, Inc. Class A	91,596	395,695
* #	Stericycle, Inc.	10,540	515,617
*	Sterling Construction Co., Inc.	15,460	277,043
#	Sun Hydraulics, Inc.	14,151	217,925
	Supreme Industries, Inc.	6,014	7,217
* #	Synutra International, Inc.	146	1,324
	Sypris Solutions, Inc.	17,520	22,250
#	TAL International Group, Inc.	29,580	309,998
*	Taleo Corp. Class A	8,900	75,027
*	Taser International, Inc.	67,024	339,812
*	Team, Inc.	7,788	153,813
	Tech/Ops Sevcon, Inc.	1,585	3,630
	Technology Research Corp.	3,325	6,151
	Tecumseh Products Co. Class A	9,900	81,180
*	Tecumseh Products Co. Class B	3,298	27,044
*	Teledyne Technologies, Inc.	22,500	627,075
	Teleflex, Inc.	48,333	2,570,349
*	TeleTech Holdings, Inc.	22,360	180,892
#	Tennant Co.	20,988	284,178
* #	Terex Corp.	26,600	314,944
*	Tetra Tech, Inc.	41,477	963,511
#	Textron, Inc.	73,500	663,705
*	The Advisory Board Co.	7,953	139,178
	The Brink’s Co.	61,800	1,633,374
	The Dun & Bradstreet Corp.	5,316	404,016
*	The GEO Group, Inc.	54,320	803,936
#	The Manitowoc Co., Inc.	24,000	132,000
*	Thomas & Betts Corp.	75,300	1,610,667
*	Thomas Group, Inc.	4,048	2,024

47

	Timken Co.	104,044	1,549,215
	Titan International, Inc.	26,375	204,670
	Todd Shipyards Corp.	5,739	80,346
#	Toro Co.	9,520	281,887
*	Trailer Bridge, Inc.	8,912	32,172
* #	TransDigm Group, Inc.	44,855	1,528,658
*	TRC Companies, Inc.	14,817	43,117
	Tredegar Industries, Inc.	33,747	556,826
*	Trex Co., Inc.	18,123	268,039
	Trinity Industries, Inc.	88,083	1,013,835
	Triumph Group, Inc.	17,703	801,592
*	TRM Corp.	4,491	685
*	TrueBlue, Inc.	43,170	366,945
*	Tufco Technologies, Inc.	2,398	8,297
	Twin Disc, Inc.	22,040	144,803
	Tyco International, Ltd.	25,300	531,806
*	U.S. Home Systems, Inc.	4,473	7,202
* #	UAL Corp.	95,000	896,800
*	Ultralife Corp.	19,679	157,629
	Union Pacific Corp.	198,550	8,694,505
	United Parcel Service, Inc.	50,250	2,135,123
*	United Rentals, Inc.	66,679	372,069
*	United Stationers, Inc.	26,471	741,453
	United Technologies Corp.	27,100	1,300,529
	Universal Forest Products, Inc.	20,150	423,150
*	Universal Security Instruments, Inc.	1,124	4,350
*	Universal Truckload Services, Inc.	18,632	230,292
*	UQM Technologies, Inc.	5,020	8,132
*	URS Corp.	62,404	2,124,856
*	US Airways Group, Inc.	82,359	466,976
*	USA Truck, Inc.	11,789	169,997
*	USG Corp.	46,600	303,366
#	Valmont Industries, Inc.	9,900	401,742
	Valpey Fisher Corp.	1,658	2,412
*	Versar, Inc.	8,961	32,708
	Viad Corp.	24,679	548,614
	Vicor Corp.	31,784	150,020
*	Volt Information Sciences, Inc.	19,050	101,537
	VSE Corp.	4,267	122,719
#	W.W. Grainger, Inc.	2,800	204,260
	Wabash National Corp.	40,637	114,596
	Wabtec Corp.	35,330	1,057,427
#	Walter Industries, Inc.	24,000	442,560
* #	Waste Connections, Inc.	50,741	1,472,504
#	Waste Management, Inc.	74,088	2,310,805
#	Watsco, Inc. Class A	22,321	737,709
	Watsco, Inc. Class B	2,096	69,168
#	Watson Wyatt Worldwide, Inc.	37,600	1,748,400
#	Watts Water Technologies, Inc.	37,180	828,370
*	WCA Waste Corp.	14,393	30,657
#	Werner Enterprises, Inc.	87,544	1,313,160
*	WESCO International, Inc.	25,900	477,078
*	Westaff, Inc.	11,842	12,079
*	Willdan Group, Inc.	4,647	8,690
*	Willis Lease Finance Corp.	6,370	60,133

48

#	Woodward Governor Co.	39,400	810,458
* #	Xenonics Holdings, Inc.	4,100	2,378
*	YRC Worldwide, Inc.	30,500	87,840
Total Industrials			323,792,335

Information Technology — (10.6%)
*	3Com Corp.	821,919	1,915,071
* #	Acacia Research	8,393	26,522
* #	Access Integrated Technologies, Inc.	14,864	9,885
* #	ACI Worldwide, Inc.	32,356	549,728
*	Acme Packet, Inc.	23,299	102,516
*	Actel Corp.	27,745	250,260
*	ActivIdentity Corp.	34,806	77,617
*	Activision Blizzard, Inc.	523,506	4,585,913
*	Actuate Corp.	60,260	214,526
	Acxiom Corp.	83,233	791,546
*	Adaptec, Inc.	155,522	433,906
*	ADC Telecommunications, Inc.	99,700	505,479
*	ADDvantage Technologies Group, Inc.	6,246	11,493
*	Adept Technology, Inc.	1,264	3,779
*	Adobe Systems, Inc.	44,989	868,738
	Adtran, Inc.	56,267	852,445
*	Advanced Analogic Technologies, Inc.	32,100	96,621
* #	Advanced Energy Industries, Inc.	41,635	373,882
* #	Advanced Micro Devices, Inc.	577,636	1,265,023
* #	Advanced Photonix, Inc.	1,915	2,011
* #	Advent Software, Inc.	21,277	464,477
*	Aehr Test Systems	5,860	8,556
*	Aetrium, Inc.	6,465	9,956
*	Affiliated Computer Services, Inc. Class A	49,116	2,252,460
*	Agilent Technologies, Inc.	60,155	1,087,602
	Agilysys, Inc.	3,500	12,495
*	Airspan Networks, Inc.	24,200	3,872
*	Airvana, Inc.	27,567	140,316
* #	Akamai Technologies, Inc.	11,800	159,064
*	Alliance Data Systems Corp.	8,450	351,436
	Altera Corp.	21,804	335,346
*	Amdocs, Ltd.	110,171	1,864,093
*	American Commercial Lines, Inc.	10,400	42,016
	American Software, Inc. Class A	45,028	186,866
*	Amkor Technology, Inc.	33,988	78,852
	Amphenol Corp.	17,300	452,395
*	Amtech Systems, Inc.	7,196	29,072
* #	Anadigics, Inc.	38,600	78,358
*	Analysts International Corp.	1,100	462
*	Anaren, Inc.	14,446	170,752
* #	Anixter International, Inc.	39,500	1,065,710
* #	Ansys, Inc.	18,612	462,694
*	Apple, Inc.	63,210	5,697,117
#	Applied Materials, Inc.	136,741	1,281,263
*	Applied Micro Circuits Corp.	81,598	326,392
*	Ariba, Inc.	97,762	746,902
*	Arris Group, Inc.	126,930	903,742
*	Arrow Electronics, Inc.	134,963	2,573,744
*	Art Technology Group, Inc.	71,400	122,094

49

*	Aruba Networks, Inc.	4,258	11,369
*	Aspen Technology, Inc.	40,510	271,417
	Astro-Med, Inc.	4,801	33,559
*	Asyst Technologies, Inc.	29,500	7,965
* #	Atheros Communications	54,300	652,143
	Atlantic Tele-Network, Inc.	15,364	330,326
*	Atmel Corp.	347,819	1,161,715
* #	ATMI, Inc.	32,000	432,320
*	Authentidate Holding Corp.	2,476	619
*	Autobytel, Inc.	27,678	9,964
*	Autodesk, Inc.	22,600	374,256
#	Automatic Data Processing, Inc.	45,072	1,637,466
*	Avid Technology, Inc.	36,233	362,692
*	Aviza Technology, Inc.	11,354	2,259
*	Avnet, Inc.	174,190	3,452,446
*	Avocent Corp.	87,127	1,250,272
	AVX Corp.	237,991	2,170,478
*	Aware, Inc.	13,924	31,190
*	Axcelis Technologies, Inc.	63,300	18,041
*	AXT, Inc.	23,751	33,014
* #	Bankrate, Inc.	13,100	437,016
* #	BearingPoint, Inc.	1,248	1,872
	Bel Fuse, Inc. Class A	4,354	61,174
	Bel Fuse, Inc. Class B	12,011	183,048
*	Bell Microproducts, Inc.	6,025	5,423
*	Benchmark Electronics, Inc.	77,696	912,151
*	BigBand Networks, Inc.	58,336	294,597
	Black Box Corp.	35,024	764,574
#	Blackbaud, Inc.	21,537	239,707
*	Blackboard, Inc.	14,522	369,004
*	Blue Coat Systems, Inc.	35,233	337,884
* #	BMC Software, Inc.	27,322	692,066
*	Bookham, Inc.	87,700	32,449
* #	Borland Software Corp.	54,311	33,673
*	Bottomline Technologies, Inc.	29,393	196,345
*	Brightpoint, Inc.	75,124	351,580
* #	Broadcom Corp.	216,283	3,428,086
	Broadridge Financial Solutions, Inc.	34,218	461,601
*	Brocade Communications Systems, Inc.	268,218	1,021,911
*	Brooks Automation, Inc.	42,744	195,340
*	BSQUARE Corp.	8,667	21,581
#	CA, Inc.	231,992	4,173,536
*	Cabot Microelectronics Corp.	25,925	590,053
* #	CACI International, Inc. Class A	33,000	1,489,950
* #	Cadence Design Systems, Inc.	76,362	288,648
*	CalAmp Corp.	13,700	13,289
*	California Micro Devices Corp.	18,955	40,564
*	Callidus Software, Inc.	29,994	78,584
*	CallWave, Inc.	15,772	11,671
*	Cascade Microtech, Inc.	8,316	25,696
	Cass Information Systems, Inc.	7,981	190,267
*	Catapult Communications Corp.	13,452	92,819
*	Cavium Networks, Inc.	13,640	124,124
*	CEVA, Inc.	21,465	146,606
*	Checkpoint Systems, Inc.	34,300	306,985

50

*	Chordiant Software, Inc.	29,938	70,354
*	Chyron International Corp.	4,578	5,951
*	Ciber, Inc.	2,400	10,464
* #	Ciena Corp.	80,386	501,609
*	Cirrus Logic, Inc.	94,229	265,726
*	Cisco Sytems, Inc.	332,162	4,972,465
* #	Citrix Systems, Inc.	84,311	1,773,903
*	Clearfield, Inc.	900	1,080
* #	Cogent, Inc.	85,840	999,178
#	Cognex Corp.	44,565	582,019
* #	Cognizant Technology Solutions Corp.	44,750	838,168
*	Coherent, Inc.	10,140	183,433
	Cohu, Inc.	28,843	287,853
*	Comarco, Inc.	1,442	1,370
* #	CommScope, Inc.	65,019	937,574
	Communications Systems, Inc.	17,110	126,614
*	CommVault Systems, Inc.	10,698	141,962
*	Computer Sciences Corp.	129,068	4,754,865
*	Compuware Corp.	241,548	1,570,062
* #	Comtech Telecommunications Corp.	18,536	719,197
* #	Concur Technologies, Inc.	18,700	461,703
*	Concurrent Computer Corp.	1,480	5,861
*	Conexant Systems, Inc.	18,100	11,946
*	Constant Contact, Inc.	8,200	125,214
* #	Convera Corp.	11,200	1,794
*	Convergys Corp.	127,944	963,418
#	Corning, Inc.	77,875	787,316
*	CPI International, Inc.	18,967	145,477
*	Cray, Inc.	6,761	12,981
* #	Cree, Inc.	102,735	2,047,509
*	CSG Systems International, Inc.	25,200	365,400
*	CSP, Inc.	2,797	9,132
	CTS Corp.	1,700	8,738
*	CyberOptics Corp.	7,425	41,654
*	CyberSource Corp.	78,623	937,972
* #	Cymer, Inc.	34,250	698,700
* #	Cypress Semiconductor Corp.	88,826	400,605
#	Daktronics, Inc.	28,908	249,476
* #	Data Domain, Inc.	20,500	266,910
*	Datalink Corp.	5,056	17,443
	Dataram Corp.	6,153	7,753
*	DDi Corp.	7,339	24,806
*	DealerTrack Holdings, Inc.	44,945	511,924
* #	Dell, Inc.	140,850	1,338,075
#	Diebold, Inc.	34,329	850,673
*	Digi International, Inc.	30,300	230,280
* #	Digimarc Corp.	4,916	46,899
*	Digital River, Inc.	37,014	916,837
*	Diodes, Inc.	30,855	199,940
*	Ditech Networks, Inc.	24,475	23,496
*	DivX, Inc.	12,854	64,656
* #	Dolby Laboratories, Inc.	9,000	230,040
*	Dot Hill Systems Corp.	32,106	15,892
*	Double-Take Software, Inc.	24,321	184,110
*	DSP Group, Inc.	31,722	206,510

51

* #	DST Systems, Inc.	46,000	1,461,420
*	DTS, Inc.	17,676	240,394
*	Dycom Industries, Inc.	36,976	251,807
*	Dynamics Research Corp.	10,421	72,634
* #	EarthLink, Inc.	121,830	917,380
*	eBay, Inc.	67,556	812,023
*	Ebix, Inc.	3,190	65,267
*	Echelon Corp.	40,255	297,887
*	Echostar Holding Corp.	1,840	27,710
*	EDCI Holdings, Inc.	3,419	13,710
*	EDGAR Online, Inc.	3,500	3,640
*	Edgewater Technology, Inc.	8,788	24,606
*	EFJohnson Technologies, Inc.	13,208	16,246
*	Elecsys Corp.	376	1,542
*	Electro Scientific Industries, Inc.	19,074	120,548
*	Electroglas, Inc.	15,057	2,108
*	Electronic Arts, Inc.	84,052	1,297,763
*	Electronics for Imaging, Inc.	56,733	504,356
*	Elixir Gaming Technologies, Inc.	42,803	5,564
*	eLoyalty Corp.	2,342	7,073
* #	EMC Corp.	428,850	4,734,504
* #	EMCORE Corp.	32,898	43,425
*	EMS Technologies, Inc.	17,313	415,512
*	Emulex Corp.	95,174	543,444
*	Endwave Corp.	5,844	11,688
*	Entegris, Inc.	225,138	312,942
*	Entorian Technologies, Inc.	23,725	5,573
*	Entrust, Inc.	45,416	68,124
*	Epicor Software Corp.	44,840	158,734
*	EPIQ Systems, Inc.	39,547	700,773
* #	Equinix, Inc.	15,100	805,585
*	Euronet Worldwide, Inc.	46,529	467,616
*	Evans & Sutherland Computer Corp.	1,668	751
* #	Exar Corp.	30,139	204,041
*	Extreme Networks, Inc.	97,850	173,195
*	F5 Networks, Inc.	22,500	498,825
#	FactSet Research Systems, Inc.	15,044	598,751
#	Fair Isaac Corp.	50,154	636,956
*	Fairchild Semiconductor Corp. Class A	105,506	480,052
*	FalconStor Software, Inc.	22,017	70,234
*	Faro Technologies, Inc.	16,617	249,587
* #	FEI Co.	38,894	707,871
	Fidelity National Information Services, Inc.	176,335	2,805,490
*	Finisar Corp.	76,100	38,811
*	Fiserv, Inc.	86,533	2,747,423
* #	FLIR Systems, Inc.	23,287	581,476
* #	FormFactor, Inc.	56,638	881,287
* #	Forrester Research, Inc.	20,430	426,578
*	FortuNet, Inc.	1,445	2,240
	Frequency Electronics, Inc.	5,150	16,223
*	FSI International, Inc.	9,520	3,665
*	Gartner Group, Inc.	19,500	276,120
*	Gerber Scientific, Inc.	22,700	71,278
	Gevity HR, Inc.	20,381	40,966
*	GigOptix, Inc.	1,468	1,453

52

	Global Payments, Inc.	600	20,826
*	Globecomm Systems, Inc.	14,423	73,990
*	Goldleaf Financial Solutions, Inc.	15,800	11,060
*	Google, Inc.	21,180	7,170,065
*	GSE Systems, Inc.	3,013	18,289
*	GSI Technology, Inc.	6,850	17,673
*	GTSI Corp.	7,192	38,801
*	Guidance Software, Inc.	6,286	21,498
*	Hackett Group, Inc.	40,480	113,749
*	Harmonic, Inc.	88,201	454,235
	Harris Corp.	61,633	2,668,093
* #	Harris Stratex Networks, Inc. Class A	25,258	174,280
*	Hauppauge Digital, Inc.	6,000	8,160
#	Heartland Payment Systems, Inc.	18,718	169,772
* #	Hewitt Associates, Inc. Class A	54,500	1,546,710
	Hewlett-Packard Co.	213,714	7,426,562
*	hi/fn, inc.	12,134	38,161
*	Hittite Microwave Corp.	16,254	416,427
*	Hughes Communications, Inc.	10,196	123,066
*	Hutchinson Technology, Inc.	25,143	79,703
*	Hypercom Corp.	46,944	71,355
*	I.D. Systems, Inc.	7,377	28,254
* #	i2 Technologies, Inc.	8,800	54,912
*	IAC/InterActiveCorp	111,587	1,640,329
*	iBasis, Inc.	14,339	13,192
*	iGATE Capital Corp.	48,575	198,672
* #	iGo, Inc.	16,000	12,640
*	Ikanos Communications, Inc.	23,895	30,825
*	ImageWare Systems, Inc.	4,200	714
#	Imation Corp.	38,613	376,091
#	Imergent, Inc.	7,900	36,340
*	Immersion Corp.	26,734	138,749
*	Infinera Corp.	16,875	115,763
*	InFocus Corp.	19,682	14,958
	infoGROUP, Inc.	55,095	203,301
*	Informatica Corp.	47,405	604,888
	InfoSpace, Inc.	41,638	333,520
*	Ingram Micro, Inc.	212,204	2,603,743
*	Innodata Isogen, Inc.	24,008	53,778
* #	Insight Enterprises, Inc.	91,174	472,281
	Integral Systems, Inc.	34,703	379,304
*	Integrated Device Technology, Inc.	179,006	1,027,494
*	Integrated Silicon Solution, Inc.	20,989	35,681
	Intel Corp.	548,542	7,076,192
*	Intelli-Check, Inc.	1,985	2,382
*	Intelligent Systems Corp.	629	629
*	Interactive Intelligence, Inc.	16,973	116,605
* #	Intermec, Inc.	68,696	853,204
*	Internap Network Services Corp.	29,351	78,954
	International Business Machines Corp.	77,144	7,070,248
*	International Rectifier Corp.	61,871	842,683
*	Internet Brands, Inc.	4,400	21,868
*	Internet Capital Group, Inc.	34,386	148,204
*	Interphase Corp.	4,272	6,686
	Intersil Corp.	107,995	1,005,433

53

*	Interwoven, Inc.	53,612	845,461
*	Intest Corp.	3,806	1,009
*	Intevac, Inc.	18,300	80,154
*	IntriCon Corp.	8,894	33,353
* #	Intuit, Inc.	34,988	792,478
*	INX, Inc.	863	4,211
*	iPass, Inc.	54,396	69,083
*	iPCS, Inc.	4,891	24,259
* #	IPG Photonics Corp.	39,383	378,471
* #	Iron Mountain, Inc.	125,321	2,564,068
*	Isilon Systems, Inc.	19,942	55,239
*	Iteris, Inc.	19,864	27,810
* #	Itron, Inc.	32,400	2,115,720
*	Ixia	74,377	395,686
	IXYS Corp.	36,812	252,162
*	j2 Global Communications, Inc.	20,778	406,833
	Jabil Circuit, Inc.	271,153	1,578,110
	Jack Henry & Associates, Inc.	55,800	993,240
*	Jaco Electronics, Inc.	3,034	2,245
*	JDA Software Group, Inc.	38,128	427,034
*	JDS Uniphase Corp.	191,204	694,071
* #	Juniper Networks, Inc.	84,458	1,195,925
*	Jupitermedia Corp.	12,600	6,426
	Keithley Instruments, Inc.	12,790	44,381
* #	Kemet Corp.	4,300	903
*	Key Tronic Corp.	7,752	9,070
*	Keynote Systems, Inc.	11,812	103,355
	KLA-Tencor Corp.	72,022	1,443,321
*	Kopin Corp.	64,970	102,653
*	Kowabunga!, Inc.	26,064	5,734
*	Kratos Defense & Security Solutions, Inc.	74,440	87,839
*	Kulicke & Soffa Industries, Inc.	47,809	73,148
*	KVH Industries, Inc.	12,392	71,254
* #	L-1 Identity Solutions, Inc.	172,346	1,249,509
* #	Lam Research Corp.	67,500	1,364,175
*	LaserCard Corp.	12,022	39,673
*	Lattice Semiconductor Corp.	90,100	138,754
* #	Lawson Software, Inc.	158,065	667,034
*	Leadis Technolgies, Inc.	19,431	7,384
*	LeCroy Corp.	9,674	22,250
#	Lender Processing Services, Inc.	31,117	806,553
*	Lexmark International, Inc.	77,500	1,835,200
*	Limelight Networks, Inc.	5,200	15,912
#	Linear Technology Corp.	18,572	434,956
*	Lionbridge Technologies, Inc.	37,706	67,871
*	Littlefuse, Inc.	23,874	365,272
*	Livewire Mobile, Inc.	3,300	462
*	LogicVision, Inc.	56	69
*	Logility, Inc.	12,562	58,539
*	LoJack Corp.	17,270	65,626
*	LookSmart, Ltd.	14,472	19,827
*	Loral Space & Communications, Inc.	15,232	201,215
* #	LSI Corp.	423,861	1,347,878
*	LTX-Credence Corp.	77,003	22,331
*	Luna Innovations, Inc.	6,251	8,314

54

*	Macrovision Solutions Corp.	121,917	1,598,332
*	Magma Design Automation, Inc.	17,400	20,010
*	Management Network Group, Inc.	8,935	3,663
* #	Manhattan Associates, Inc.	37,372	573,286
*	ManTech International Corp. Class A	12,400	665,012
	Marchex, Inc. Class B	23,100	115,731
*	Mastec, Inc.	63,603	676,100
*	Mastech Holdings, Inc.	2,854	5,337
*	Mattson Technology, Inc.	43,500	42,630
	Maximus, Inc.	29,400	1,092,504
*	Maxwell Technologies, Inc.	21,738	101,734
*	McAfee, Inc.	22,700	692,123
*	Measurement Specialties, Inc.	5,930	30,124
*	MEMC Electronic Materials, Inc.	13,600	184,960
* #	Mentor Graphics Corp.	79,665	371,239
*	Mercury Computer Systems, Inc.	20,018	119,507
*	Merix Corp.	14,884	5,358
	Mesa Laboratories, Inc.	2,524	50,732
* #	Metavante Technologies, Inc.	40,853	592,777
	Methode Electronics, Inc.	38,072	175,893
#	Micrel, Inc.	63,700	484,120
#	Microchip Technology, Inc.	27,900	529,263
* #	Micron Technology, Inc.	414,749	1,542,866
*	Micros Systems, Inc.	71,100	1,023,840
* #	Microsemi Corp.	71,850	603,540
	Microsoft Corp.	671,399	11,480,923
*	MicroStrategy, Inc.	4,919	190,365
*	Microtune, Inc.	56,335	96,333
* #	Midway Games, Inc.	16,559	4,140
*	Mindspeed Technologies, Inc.	4,506	4,033
*	MIPS Technologies, Inc.	42,813	71,926
*	MIVA, Inc.	20,600	3,708
*	MKS Instruments, Inc.	39,061	548,807
	Mocon, Inc.	8,521	70,383
*	ModusLink Global Solutions, Inc.	41,922	97,678
#	Molex, Inc.	12,787	170,962
	Molex, Inc. Class A	55,926	683,416
*	MoneyGram International, Inc.	40,400	62,620
*	Monolithic Power Systems	17,670	214,691
* #	MoSys, Inc.	26,082	54,251
	Motorola, Inc.	839,036	3,716,929
*	MPS Group, Inc.	63,078	381,622
* #	MRV Communications, Inc.	77,375	39,461
*	MSC.Software Corp.	49,148	286,041
	MTS Systems Corp.	24,501	641,681
*	Multi-Fineline Electronix, Inc.	24,036	445,387
*	Nanometrics, Inc.	16,814	22,194
*	Napco Security Technologies, Inc.	11,922	13,472
#	National Instruments Corp.	18,300	392,901
#	National Semiconductor Corp.	25,772	261,328
*	NCI, Inc.	5,841	175,230
*	NCR Corp.	148,754	1,866,863
* #	NetApp, Inc.	26,500	392,995
*	NETGEAR, Inc.	41,269	458,911
* #	NetLogic Microsystems, Inc.	16,300	345,723

55

*	NetScout Systems, Inc.	33,693	479,114
*	Network Engines, Inc.	14,793	7,397
* #	Network Equipment Technologies, Inc.	29,216	91,446
*	Newport Corp.	17,390	93,037
	NIC, Inc.	37,300	199,182
*	Novatel Wireless, Inc.	27,198	150,677
*	Novell, Inc.	463,986	1,716,748
* #	Novellus Systems, Inc.	131,268	1,810,186
*	Nu Horizons Electronics Corp.	12,000	18,840
* #	Nuance Communications, Inc.	129,929	1,281,100
*	NumereX Corp. Class A	7,591	22,697
* #	Nvidia Corp.	40,950	325,553
	O.I. Corp.	3,195	29,586
* #	Omniture, Inc.	71,936	653,898
*	OmniVision Technologies, Inc.	49,995	334,467
* #	ON Semiconductor Corp.	237,423	990,054
* #	On2 Technologies, Inc.	30,000	12,300
*	Online Resources Corp.	29,206	92,291
*	Onvia, Inc.	8,196	32,866
	Openwave Systems, Inc.	43,716	31,913
*	Oplink Communications, Inc.	21,547	152,337
*	OPNET Technologies, Inc.	21,752	178,366
*	OpNext, Inc.	275	655
*	Optical Cable Corp.	2,145	6,092
*	Oracle Corp.	352,707	5,936,059
*	Orbcomm, Inc.	25,208	41,341
*	Orthovita, Inc.	25,336	73,221
*	OSI Systems, Inc.	19,069	278,979
*	Overland Storage, Inc.	4,100	1,640
* #	OYO Geospace Corp.	4,603	68,815
* #	Palm, Inc.	90,703	695,692
*	PAR Technology Corp.	11,900	53,907
*	Parametric Technology Corp.	101,619	914,571
	Park Electrochemical Corp.	24,496	429,905
* #	ParkerVision, Inc.	6,928	12,401
#	Paychex, Inc.	23,300	565,957
*	PC Connection, Inc.	23,500	114,915
	PC-Tel, Inc.	30,780	198,839
*	PDF Solutions, Inc.	22,068	32,881
	Pegasystems, Inc.	34,888	473,430
*	Perceptron, Inc.	2,580	8,772
* #	Perficient, Inc.	29,755	116,342
*	Performance Technologies, Inc.	4,723	14,925
*	Pericom Semiconductor Corp.	21,274	131,261
*	Perot Systems Corp.	134,708	1,749,857
*	Pervasive Software, Inc.	16,503	59,741
*	Phoenix Technologies, Ltd.	18,744	48,360
*	Photronics, Inc.	23,700	37,683
*	Physicians Formula Holdings, Inc.	80	232
*	Pinnacle Data Systems, Inc.	700	273
*	Planar Systems, Inc.	11,955	5,499
*	PlanetOut, Inc.	300	78
	Plantronics, Inc.	56,620	574,693
*	PLATO Learning, Inc.	5,448	7,573
*	Plexus Corp.	45,595	659,304

56

*	PLX Technology, Inc.	22,700	37,455
*	PMC-Sierra, Inc.	187,685	914,026
* #	Polycom, Inc.	96,868	1,360,995
#	Power Integrations, Inc.	32,400	630,828
* #	Powerwave Technologies, Inc.	91,530	41,189
*	Presstek, Inc.	36,036	77,838
* ●	Price Communications Liquidation Trust	11,700	1,598
* #	Procera Networks, Inc.	3,031	1,910
*	Progress Software Corp.	44,864	765,380
	QAD, Inc.	30,539	78,180
* #	QLogic Corp.	112,700	1,275,764
	QUALCOMM, Inc.	119,394	4,125,063
#	Quality Systems, Inc.	9,650	359,752
	Qualstar Corp.	8,170	16,912
*	Quantum Corp.	151,647	77,340
*	Quest Software, Inc.	123,231	1,536,691
*	QuickLogic Corp.	21,500	19,135
*	Rackable Systems, Inc.	21,230	83,434
*	Radiant Systems, Inc.	24,500	84,770
*	RadiSys Corp.	26,003	122,994
*	RAE Systems, Inc.	36,268	13,419
*	Rambus, Inc.	34,772	315,034
*	Ramtron International Corp.	15,923	27,069
*	RealNetworks, Inc.	143,286	404,067
* #	Red Hat, Inc.	67,818	993,534
*	Relm Wireless Corp.	8,000	6,080
	Renaissance Learning, Inc.	14,519	104,972
*	RF Micro Devices, Inc.	193,379	208,849
*	RF Monolithics, Inc.	4,972	3,431
	Richardson Electronics, Ltd.	12,760	47,595
*	RightNow Technologies, Inc.	16,674	97,376
*	Rimage Corp.	11,313	148,313
*	Riverbed Technology, Inc.	3,870	39,281
*	Rofin-Sinar Technologies, Inc.	28,720	485,081
*	Rogers Corp.	17,928	439,236
*	Rudolph Technologies, Inc.	19,519	54,848
*	S1 Corp.	107,107	714,404
*	Saba Software, Inc.	14,165	23,231
*	Safeguard Scientifics, Inc.	76,065	45,639
* #	Salesforce.com, Inc.	11,300	300,693
* #	Sandisk Corp.	123,922	1,416,428
*	Sanmina-SCI Corp.	285,919	94,353
*	Sapient Corp.	105,788	450,657
*	SAVVIS, Inc.	49,666	316,869
* #	ScanSource, Inc.	25,853	483,968
*	Scientific Learning Corp.	11,264	22,415
*	SCM Microsystems, Inc.	7,148	17,941
*	SeaChange International, Inc.	39,019	230,992
*	Semitool, Inc.	30,977	85,806
*	Semtech Corp.	72,495	851,816
*	ShoreTel, Inc.	4,600	18,308
* #	Sigma Designs, Inc.	15,350	156,877
*	Silicon Image, Inc.	79,621	292,209
* #	Silicon Laboratories, Inc.	42,100	969,563
*	Silicon Storage Technology, Inc.	90,288	185,090

57

*	Simulations Plus, Inc.	4,400	4,752
*	SiRF Technology Holdings, Inc.	44,800	45,696
* #	Skyworks Solutions, Inc.	173,123	747,891
*	Smith Micro Software, Inc.	36,647	194,229
*	Soapstone Networks, Inc.	11,800	29,146
*	SoftBrands, Inc.	14,700	5,733
*	Sonic Foundry, Inc.	6,195	4,213
* #	Sonic Solutions, Inc.	16,806	22,016
*	SonicWALL, Inc.	66,146	232,834
* #	Sonus Networks, Inc.	158,865	209,702
*	Sourcefire, Inc.	6,400	43,072
*	SourceForge, Inc.	29,414	29,414
*	Spectrum Control, Inc.	10,631	76,968
*	SPSS, Inc.	21,039	540,282
*	SRA International, Inc.	45,372	740,925
*	SRS Labs, Inc.	15,710	80,592
*	Standard Microsystems Corp.	21,357	295,794
*	Starent Networks Corp.	13,143	193,202
	StarTek, Inc.	13,281	61,624
* #	STEC, Inc.	50,415	225,859
* #	Stratasys, Inc.	22,170	237,441
*	SumTotal Systems, Inc.	34,093	85,914
* #	Sun Microsystems, Inc.	199,342	829,263
*	Sunair Electronics, Inc.	5,100	7,650
*	SunPower Corp.	18,184	480,421
* #	SunPower Corp. Class A	3,900	130,884
*	Supertex, Inc.	15,688	355,961
*	SupportSoft, Inc.	40,956	77,407
*	Switch and Data Facilities Co.	10,661	73,348
* #	Sybase, Inc.	61,700	1,685,027
*	Sycamore Networks, Inc.	296,268	696,230
*	Sykes Enterprises, Inc.	44,769	748,090
*	Symantec Corp.	326,364	5,003,160
*	Symmetricom, Inc.	34,908	129,509
* #	Synaptics, Inc.	16,500	388,905
*	Synchronoss Technologies, Inc.	32,953	280,430
*	SYNNEX Corp.	33,133	508,592
* #	Synopsys, Inc.	118,738	2,196,653
#	Syntel, Inc.	16,240	349,972
	Take-Two Interactive Software, Inc.	63,025	442,436
*	Tech Data Corp.	51,614	934,730
	Technitrol, Inc.	30,541	67,190
*	Technology Solutions Co.	829	870
*	TechTeam Global, Inc.	8,247	41,235
*	Techwell, Inc.	21,465	121,277
* #	Tekelec	73,899	917,826
*	TeleCommunication Systems, Inc.	25,875	185,265
* #	Telkonet, Inc.	3,170	507
*	Tellabs, Inc.	553,536	2,286,104
*	Telular Corp.	12,364	19,535
* #	Teradata Corp.	25,280	331,926
*	Teradyne, Inc.	152,813	735,031
* #	Terremark Worldwide, Inc.	66,946	234,980
*	Tessco Technologies, Inc.	9,417	68,838
*	Tessera Technologies, Inc.	56,546	664,981

58

#	Texas Instruments, Inc.	98,084	1,466,356
* #	The Knot, Inc.	36,451	250,783
	TheStreet.com, Inc.	20,040	54,709
*	THQ, Inc.	43,822	173,097
*	TIBCO Software, Inc.	201,978	1,080,582
*	Tier Technologies, Inc. Class B	700	4,060
*	TNS, Inc.	11,212	92,723
*	Tollgrade Communications, Inc.	9,184	52,900
	Total System Services, Inc.	27,350	346,251
*	Track Data Corp.	2,570	2,390
*	Transact Technologies, Inc.	7,427	29,114
*	Transwitch Corp.	14,884	6,251
* #	Travelzoo, Inc.	7,109	28,507
*	Trident Microsystems, Inc.	16,500	28,050
* #	Trimble Navigation, Ltd.	89,805	1,330,910
	Trio-Tech International	1,787	2,993
*	Triquint Semiconductor, Inc.	129,596	261,784
	TSR, Inc.	1,503	2,781
*	TTM Technologies, Inc.	39,596	238,764
* #	Tyler Technologies, Inc.	44,362	558,518
* #	Ultimate Software Group, Inc.	9,289	127,910
*	Ultra Clean Holdings, Inc.	15,045	16,850
*	Ultratech, Inc.	28,900	323,680
*	Unica Corp.	4,461	21,859
*	Unisys Corp.	83,400	62,550
	United Online, Inc.	86,002	526,332
* #	Universal Display Corp.	20,467	156,163
*	UTStarcom, Inc.	106,314	156,282
* #	ValueClick, Inc.	66,600	416,250
* #	Varian Semiconductor Equipment Associates, Inc.	17,541	333,981
*	Veeco Instruments, Inc.	27,148	131,125
* #	VeriFone Holdings, Inc.	62,553	289,620
*	VeriSign, Inc.	39,976	771,937
*	Viasat, Inc.	33,582	744,177
*	Vicon Industries, Inc.	3,400	19,516
*	Video Display Corp.	10,670	43,107
*	Vignette Corp.	30,237	210,752
*	Virage Logic Corp.	18,525	57,057
*	Vishay Intertechnology, Inc.	344,460	1,019,602
* #	Vocus, Inc.	7,850	119,791
*	Volterra Semiconductor Corp.	21,622	151,354
* #	Wave Systems Corp. Class A	10,400	7,748
	Wayside Technology Group, Inc.	4,662	33,566
*	Web.com Group, Inc.	23,204	69,612
*	Websense, Inc.	23,075	258,440
*	Westell Technologies, Inc.	24,534	7,851
* #	Western Digital Corp.	92,189	1,353,335
	Western Union Co.	50,572	690,814
*	White Electronics Designs Corp.	8,612	33,501
*	Wind River Systems, Inc.	72,476	577,634
*	Winland Electronics, Inc.	400	288
*	Wireless Ronin Technologies, Inc.	8,754	10,242
*	Wireless Telecom Group, Inc.	16,062	5,782
*	WPCS International, Inc.	6,800	13,600
*	Wright Express Corp.	15,800	184,228

59

	Xerox Corp.	737,352	4,896,017
#	Xilinx, Inc.	41,800	704,330
*	X-Rite, Inc.	24,902	33,120
* #	Yahoo!, Inc.	346,665	4,066,380
*	Zebra Technologies Corp. Class A	71,014	1,195,166
*	ZiLOG, Inc.	5,736	13,881
*	Zix Corp.	16,950	22,035
*	Zoran Corp.	57,000	338,580
*	Zygo Corp.	12,070	69,040
Total Information Technology			320,255,251

Materials — (3.9%)
	A. Schulman, Inc.	26,012	394,082
	A.M. Castle & Co.	18,016	152,415
*	AEP Industries, Inc.	3,359	48,168
	Air Products & Chemicals, Inc.	22,800	1,146,840
#	Airgas, Inc.	56,913	2,009,598
#	AK Steel Holding Corp.	18,400	148,488
	Albemarle Corp.	112,150	2,495,338
#	Alcoa, Inc.	232,936	1,814,571
#	Allegheny Technologies, Inc.	29,850	659,387
#	AMCOL International Corp.	32,440	470,056
*	American Pacific Corp.	6,886	53,917
	American Vanguard Corp.	32,106	456,226
#	AptarGroup, Inc.	63,488	1,956,700
	Arch Chemicals, Inc.	27,562	617,664
	Ashland, Inc.	57,319	459,698
#	Balchem Corp.	13,426	299,803
#	Ball Corp.	41,100	1,575,774
*	Basin Water, Inc.	3,919	3,527
	Bemis Co., Inc.	102,961	2,323,830
*	Brush Engineered Materials, Inc.	16,100	202,216
*	Buckeye Technologies, Inc.	18,325	53,509
*	Bway Holding Co.	1,500	12,690
	Cabot Corp.	87,111	1,163,803
	Calgon Carbon Corp.	54,070	679,660
*	Caraustar Industries, Inc.	9,781	2,054
#	Carpenter Technology Corp.	28,580	471,570
#	Celanese Corp. Class A	15,100	160,815
* #	Century Aluminum Co.	22,800	80,940
	Chemtura Corp.	219,251	164,438
	Chesapeake Corp.	900	14
	Cliffs Natural Resources, Inc.	43,200	1,000,944
* #	Coeur d’Alene Mines Corp.	361,100	256,381
#	Commercial Metals Co.	102,300	1,176,450
#	Compass Minerals International, Inc.	13,558	815,785
*	Constar International, Inc.	2,861	86
*	Continental Materials Corp.	819	13,808
*	Core Molding Technologies, Inc.	5,592	11,687
* #	Crown Holdings, Inc.	37,000	693,750
	Cytec Industries, Inc.	50,365	1,029,461
	Deltic Timber Corp.	11,273	446,073
	Dow Chemical Co.	385,688	4,470,124
#	du Pont (E.I.) de Nemours & Co.	85,900	1,972,264
#	Eagle Materials, Inc.	48,842	883,063

60

#	Eastman Chemical Co.	35,016	908,665
#	Ecolab, Inc.	24,544	833,514
#	Empire Resources, Inc.	6,900	6,210
	Ferro Corp.	41,370	163,825
*	Flotek Industries, Inc.	6,990	20,201
#	FMC Corp.	57,500	2,565,650
	Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	1,919,112
	Friedman Industries, Inc.	13,567	75,975
* #	General Moly, Inc.	14,500	13,050
	Georgia Gulf Corp.	26,200	24,628
	Gibraltar Industries, Inc.	29,144	298,143
*	Graphic Packaging Holding Co.	151,918	132,169
	Greif, Inc. Class A	29,900	904,774
	Greif, Inc. Class B	12,539	380,809
*	H&E Equipment Services, Inc.	19,245	128,364
	H.B. Fuller Co.	54,100	755,777
	Hawkins, Inc.	5,305	76,923
*	Haynes International, Inc.	9,985	182,426
*	Headwaters, Inc.	35,502	160,824
* #	Hecla Mining Co.	72,654	192,533
	Huntsman Corp.	52,700	140,182
*	ICO, Inc.	11,200	29,680
	Innophos Holdings, Inc.	15,297	231,444
#	International Flavors & Fragrances, Inc.	17,200	492,264
	International Paper Co.	388,835	3,546,175
* #	ION Geophysical Corp.	55,416	83,124
	Kaiser Aluminum Corp.	17,627	437,855
	KMG Chemicals, Inc.	7,705	40,066
	Koppers Holdings, Inc.	13,519	219,008
	Kronos Worldwide, Inc.	34,640	493,620
*	Landec Corp.	27,969	153,830
#	Louisiana-Pacific Corp.	87,209	181,395
*	LSB Industries, Inc.	11,099	81,911
	Lubrizol Corp.	74,815	2,552,688
#	Martin Marietta Materials, Inc.	5,550	446,886
*	Material Sciences Corp.	8,954	12,536
*	Maxxam, Inc.	1,733	15,857
	MeadWestavco Corp.	237,990	2,770,204
* #	Metalico, Inc.	23,400	57,330
	Minerals Technologies, Inc.	20,603	778,999
* #	Mines Management, Inc.	20,400	30,192
*	Mod-Pac Corp.	1,165	1,509
	Monsanto Co.	44,400	3,377,064
	Myers Industries, Inc.	40,414	253,396
#	Nalco Holding Co.	169,100	1,658,871
*	Nanophase Technologies Corp.	4,649	3,859
	Neenah Paper, Inc.	12,200	82,106
	NewMarket Corp.	16,011	504,347
#	Newmont Mining Corp.	139,570	5,552,095
	NL Industries, Inc.	45,882	530,396
	NN, Inc.	15,505	26,359
*	Northern Technologies International Corp.	2,000	15,480
* #	Northwest Pipe Co.	8,679	306,022
#	Nucor Corp.	81,324	3,317,206
	Olin Corp.	71,500	1,004,575

61

	Olympic Steel, Inc.	5,800	92,046
*	OM Group, Inc.	23,200	449,616
*	OMNOVA Solutions, Inc.	28,900	26,299
*	Owens-Illinois, Inc.	22,300	423,700
	P.H. Glatfelter Co.	19,457	169,470
	Packaging Corp. of America	103,386	1,468,081
*	Pactiv Corp.	87,200	1,885,264
* #	Patriot Coal Corp.	2,320	11,902
	Penford Corp.	12,122	104,977
*	PolyOne Corp.	89,575	183,629
#	PPG Industries, Inc.	58,900	2,213,462
#	Praxair, Inc.	27,492	1,711,652
	Quaker Chemical Corp.	10,281	117,306
*	Ready Mix, Inc.	300	405
	Reliance Steel & Aluminum Co.	61,414	1,359,092
*	Rock of Ages Corp.	2,695	5,026
	Rock-Tenn Co. Class A	35,691	1,112,488
*	Rockwood Holdings, Inc.	59,444	446,424
	Rohm & Haas Co.	21,600	1,192,104
*	Rosetta Resources, Inc.	53,014	321,795
	Royal Gold, Inc.	28,712	1,380,473
	RPM International, Inc.	143,573	1,767,384
* #	RTI International Metals, Inc.	15,950	212,295
#	Schnitzer Steel Industries, Inc. Class A	14,113	554,218
	Schweitzer-Maudoit International, Inc.	16,751	358,471
	Sealed Air Corp.	88,400	1,197,820
	Sensient Technologies Corp.	59,396	1,277,014
#	Sigma-Aldrich Corp.	20,178	728,022
	Silgan Holdings, Inc.	12,590	577,126
*	Smurfit-Stone Container Corp.	210,937	6,982
*	Solitario Exploration & Royalty Corp.	2,415	3,140
	Sonoco Products Co.	93,800	2,150,834
#	Southern Copper Corp.	44,100	614,754
	Spartech Corp.	24,100	76,397
	Steel Dynamics, Inc.	83,352	885,198
	Stepan Co.	10,176	373,357
*	Stillwater Mining Co.	71,058	294,891
*	Symyx Technologies, Inc.	24,748	118,790
	Synalloy Corp.	11,860	64,993
#	Temple-Inland, Inc.	114,600	649,782
	Terra Industries, Inc.	24,600	503,808
#	Texas Industries, Inc.	23,627	536,569
#	The Mosaic Co.	6,000	214,020
#	The Scotts Miracle-Gro Co. Class A	33,200	1,069,704
#	Titanium Metals Corp.	201,386	1,419,771
	Tronox, Inc. Class B	2,476	87
*	U.S. Concrete, Inc.	30,248	84,089
* #	U.S. Gold Corp.	51,600	102,168
* #	United States Lime & Minerals, Inc.	4,668	98,261
#	United States Steel Corp.	36,950	1,109,609
*	Universal Stainless & Alloy Products, Inc.	5,300	76,850
	Valhi, Inc.	37,870	562,370
	Valspar Corp.	122,695	2,128,758
#	Vulcan Materials Co.	66,770	3,302,444
*	W.R. Grace & Co.	19,100	110,207

62

	Wausau Paper Corp.	54,369	517,049
#	Westlake Chemical Corp.	89,708	1,226,308
	Weyerhaeuser Co.	162,061	4,430,748
*	Williams Industries, Inc.	100	140
#	Worthington Industries, Inc.	79,954	804,337
#	Zep, Inc.	7,850	86,272
* #	Zoltek Companies, Inc.	19,200	135,936
Total Materials			117,125,954

Telecommunication Services — (3.2%)
#	Alaska Communications Systems Group, Inc.	22,791	190,305
* #	American Tower Corp.	39,600	1,201,464
	Arbinet-thexchange, Inc.	19,774	33,220
	AT&T, Inc.	1,629,622	40,121,294
* #	Cbeyond, Inc.	14,147	222,674
*	Centennial Communications Corp.	84,532	691,472
#	CenturyTel, Inc.	76,238	2,069,099
*	Cincinnati Bell, Inc.	126,100	175,279
*	Cogent Communications Group, Inc.	20,600	136,990
	Consolidated Communications Holdings, Inc.	34,187	384,946
* #	Crown Castle International Corp.	117,291	2,289,520
	D&E Communications, Inc.	12,919	90,304
	Embarq Corp.	21,320	761,550
	FairPoint Communications, Inc.	50,799	138,681
*	FiberTower Corp.	33,173	4,810
#	Frontier Communications Corp.	234,180	1,899,200
*	General Communications, Inc. Class A	63,716	418,614
	Hickory Tech Corp.	13,305	78,633
* #	ICO Global Communications (Holdings), Ltd.	45,623	26,918
	IDT Corp.	400	146
	IDT Corp. Class B	19,444	6,805
#	Iowa Telecommunications Services, Inc.	24,300	312,255
*	Leap Wireless International, Inc.	19,218	484,294
*	Level 3 Communications, Inc.	104,411	104,411
* #	NeuStar, Inc.	26,940	366,923
*	Nexstar Broadcasting Group, Inc.	1,300	1,040
* #	NextWave Wireless, Inc.	70,912	14,892
*	NII Holdings, Inc.	66,403	1,288,218
	NTELOS Holdings Corp.	6,207	134,319
*	Occam Networks, Inc.	1,300	3,432
*	PAETEC Holding Corp.	46,037	62,150
*	Point.360	6,026	6,749
*	Premiere Global Services, Inc.	87,044	843,456
#	Qwest Communications International, Inc.	85,500	275,310
* #	SBA Communications Corp.	23,603	469,700
#	Shenandoah Telecommunications Co.	16,481	401,807
*	Spark Networks, Inc.	15,948	39,073
*	Sprint Nextel Corp.	783,400	1,903,662
	SureWest Communications	13,620	139,060
*	Syniverse Holdings, Inc.	49,700	673,932
	Telephone & Data Systems, Inc.	44,975	1,372,187
	Telephone & Data Systems, Inc. Special Shares	49,145	1,331,830
*	tw telecom, inc.	36,200	276,930
*	United States Cellular Corp.	37,162	1,558,946
* #	USA Mobility, Inc.	29,804	315,028

63

	Verizon Communications, Inc.	1,015,564	30,334,897
	Warwick Valley Telephone Co.	2,740	24,249
	Windstream Corp.	203,224	1,763,984
*	Xeta Corp.	5,146	9,572
Total Telecommunication Services			95,454,230

Utilities — (2.8%)
* #	AES Corp.	148,424	1,174,034
	AGL Resources, Inc.	29,892	921,570
#	Allegheny Energy, Inc.	22,400	744,576
#	ALLETE, Inc.	25,059	779,335
#	Alliant Energy Corp.	18,000	518,940
#	Ameren Corp.	34,491	1,146,826
	American Electric Power Co., Inc.	35,972	1,127,722
	American States Water Co.	13,110	453,213
	Aqua America, Inc.	41,705	864,962
	Artesian Resources Corp. Class A	5,797	90,665
	Atmos Energy Corp.	40,098	984,406
	Avista Corp.	34,686	660,421
#	Black Hills Corp.	33,266	881,549
*	Cadiz, Inc.	5,951	55,225
	California Water Service Group	27,588	1,200,078
#	CenterPoint Energy, Inc.	53,362	713,984
	Central Vermont Public Service Corp.	17,186	388,404
#	CH Energy Group, Inc.	21,595	1,092,275
	Chesapeake Utilities Corp.	5,438	157,539
	Cleco Corp.	35,169	803,612
#	CMS Energy Corp.	82,500	969,375
	Connecticut Water Services, Inc.	10,390	240,425
	Consolidated Edison, Inc.	34,814	1,418,671
#	Constellation Energy Group	6,600	173,580
	Delta Natural Gas Co., Inc.	2,464	59,136
	Dominion Resources, Inc.	48,788	1,716,362
	DPL, Inc.	36,500	786,575
#	DTE Energy Co.	26,610	918,045
	Duke Energy Corp.	112,253	1,700,633
* #	Dynegy, Inc.	273,100	576,241
	Edison International	29,079	947,103
*	El Paso Electric Co.	32,260	533,580
#	Empire District Electric Co.	25,852	459,132
	Energen Corp.	17,400	508,254
	Energy West, Inc.	2,800	24,724
#	Entergy Corp.	17,615	1,345,081
*	Environmental Power Corp.	4,361	2,756
#	Equitable Resources, Inc.	21,344	730,605
#	Exelon Corp.	28,311	1,535,022
#	FirstEnergy Corp.	28,355	1,417,466
	Florida Public Utilities Co.	3,963	41,077
	FPL Group, Inc.	41,321	2,130,098
#	Great Plains Energy, Inc.	46,227	881,549
#	Hawaiian Electric Industries, Inc.	33,000	715,440
	IDACORP, Inc.	25,600	745,216
#	Integrys Energy Group, Inc.	21,372	892,281
#	ITC Holdings Corp.	20,050	841,699
#	Laclede Group, Inc.	16,477	747,891

64

	Maine & Maritimes Corp.	2,444	96,905
	MDU Resources Group, Inc.	25,804	513,242
	MGE Energy, Inc.	16,127	516,870
	Middlesex Water Co.	16,851	278,884
* #	Mirant Corp.	132,400	2,273,308
	National Fuel Gas Co.	12,571	376,627
	New Jersey Resources Corp.	23,700	950,133
#	Nicor, Inc.	22,252	761,241
	NiSource, Inc.	44,500	430,760
	Northeast Utilities, Inc.	25,132	598,142
	Northwest Natural Gas Co.	16,959	728,219
	NorthWestern Corp.	26,519	642,025
*	NRG Energy, Inc.	90,400	2,111,744
#	NSTAR	36,869	1,246,910
#	NV Energy, Inc.	84,444	906,084
#	OGE Energy Corp.	36,086	890,602
#	Oneok, Inc.	13,561	396,252
#	Ormat Technologies, Inc.	31,500	976,185
	Otter Tail Corp.	15,561	315,421
	Pepco Holdings, Inc.	35,255	627,892
	PG&E Corp.	33,600	1,299,312
	Piedmont Natural Gas Co.	28,461	737,425
#	Pinnacle West Capital Corp.	16,100	538,867
#	PNM Resources, Inc.	35,212	353,528
	Portland General Electric Co.	45,000	875,250
	PPL Corp.	29,444	902,753
#	Progress Energy, Inc.	26,616	1,030,572
	Public Service Enterprise Group, Inc.	200,200	6,320,314
	Puget Energy, Inc.	27,871	819,407
	Questar Corp.	89,844	3,052,899
*	Reliant Energy, Inc.	186,100	947,249
	RGC Resources, Inc.	1,071	27,685
	SCANA Corp.	17,228	590,748
#	Sempra Energy	22,700	995,168
	SJW Corp.	20,283	545,410
	South Jersey Industries, Inc.	19,948	744,060
	Southern Co.	69,772	2,333,873
#	Southern Union Co.	64,972	837,489
#	Southwest Gas Corp.	31,283	805,850
	Southwest Water Co.	19,835	88,861
	TECO Energy, Inc.	32,100	385,521
	UGI Corp.	39,381	999,096
#	UIL Holdings Corp.	19,519	515,887
	Unisource Energy Corp.	20,416	576,548
	Unitil Corp.	5,381	108,750
	Vectren Corp.	31,484	811,972
	Westar Energy, Inc.	47,655	956,912
#	WGL Holdings, Inc.	23,532	755,377
#	Wisconsin Energy Corp.	16,707	744,798
	Xcel Energy, Inc.	63,944	1,180,406
	York Water Co.	6,744	79,512
Total Utilities			84,416,298

TOTAL COMMON STOCKS			2,407,674,246

65

	RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	12,586	—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	359	29
*	Valley National Bancorp Warrants 06/30/15	398	1,493
	TOTAL RIGHTS/WARRANTS		1,522

	TEMPORARY CASH INVESTMENTS — (0.2%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,801,324	6,801,324

	SECURITIES LENDING COLLATERAL — (20.1%)
§ @	DFA Short Term Investment Fund LP	601,962,776	601,962,776

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $6,532,632 FHLMC 5.500%, 07/01/37, valued at $5,848,857) to be repurchased at $5,678,638	$5,679	5,678,501

	TOTAL SECURITIES LENDING COLLATERAL		607,641,277

	TOTAL INVESTMENTS - (100.0%) (Cost $4,500,286,881)##		$3,022,118,369

66

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (76.9%)
Consumer Discretionary — (10.7%)
* #	1-800-FLOWERS.COM, Inc.	23,171	$58,159
*	4Kids Entertainment, Inc.	8,373	13,983
* #	99 Cents Only Stores	34,612	290,049
#	Aaron Rents, Inc.	31,035	678,425
	Aaron Rents, Inc. Class A	1,818	31,997
#	Abercrombie & Fitch Co.	3,008	53,693
*	Acme Communications, Inc.	3,300	792
	Acme United Corp.	1,600	11,488
#	Advance Auto Parts, Inc.	5,300	173,469
* #	Aeropostale, Inc.	4,300	90,773
*	AFC Enterprises, Inc.	7,120	34,176
	Aldila, Inc.	3,550	13,667
*	Alloy, Inc.	10,451	51,941
	Ambassadors Group, Inc.	8,925	73,810
* #	American Apparel, Inc.	3,692	7,495
	American Axle & Manufacturing Holdings, Inc.	37,100	40,439
*	American Biltrite, Inc.	1,151	1,726
	American Eagle Outfitters, Inc.	5,050	45,500
	American Greetings Corp. Class A	21,500	93,310
*	America’s Car-Mart, Inc.	8,724	79,301
	Ameristar Casinos, Inc.	37,606	337,326
*	AnnTaylor Stores Corp.	24,719	121,617
	Arbitron, Inc.	4,100	61,582
#	Arctic Cat, Inc.	8,508	36,499
	Ark Restaurants Corp.	1,078	11,233
#	ArvinMeritor, Inc.	113,500	198,625
	Asbury Automotive Group, Inc.	14,400	51,552
*	Ascent Media Corp.	3,130	81,630
*	ATC Technology Corp.	20,578	268,543
*	Audiovox Corp. Class A	1,700	7,667
*	AutoNation, Inc.	135,608	1,258,442
*	Avatar Holdings, Inc.	4,770	123,781
*	Bakers Footwear Group, Inc.	2,300	920
* #	Bally Technologies, Inc.	3,800	76,722
	Barnes & Noble, Inc.	39,360	646,291
*	Barry (R.G.) Corp.	18,234	116,880
	Bassett Furniture Industries, Inc.	6,370	20,957
	Beasley Broadcast Group, Inc.	4,101	6,151
	bebe Stores, Inc.	45,094	254,781
* #	Bed Bath and Beyond, Inc.	4,900	113,827
	Belo Corp.	10,080	20,160
#	Belo Corp. Class A	135,600	193,908
*	Benihana, Inc.	3,100	7,254

1

*	Benihana, Inc. Class A	3,600	8,784
#	Best Buy Co., Inc.	4,700	131,694
	Big 5 Sporting Goods Corp.	16,153	84,965
* #	Big Lots, Inc.	16,633	223,714
*	BJ’s Restaurants, Inc.	29,200	324,120
#	Black & Decker Corp.	2,280	65,915
*	Blockbuster, Inc. Class B	35,979	30,222
* #	Blue Nile, Inc.	1,970	39,833
*	Bluegreen Corp.	32,000	56,000
	Blyth, Inc.	22,254	75,886
	Bob Evans Farms, Inc.	24,400	428,464
	Books-A-Million, Inc.	7,900	18,486
#	BorgWarner, Inc.	12,000	202,560
	Bowl America, Inc. Class A	2,752	26,419
#	Boyd Gaming Corp.	23,900	114,959
#	Brinker International, Inc.	12,891	141,414
*	Brink’s Home Security Holdings, Inc.	4,800	109,776
#	Brookfield Homes Corp.	23,004	57,280
	Brown Shoe Company, Inc.	19,486	91,389
	Brunswick Corp.	134,600	374,188
#	Buckle, Inc.	20,325	429,874
* #	Buffalo Wild Wings, Inc.	3,400	76,364
*	Build-A-Bear-Workshop, Inc.	11,984	50,333
	Building Materials Holding Corp.	2,900	1,334
#	Bunge, Ltd.	16,300	699,922
* #	Cabela’s, Inc.	65,121	365,329
*	California Pizza Kitchen, Inc.	18,330	189,899
	Callaway Golf Co.	55,753	424,280
	Canterbury Park Holding Corp.	4,963	31,366
* #	Capella Education Co.	2,744	151,826
* #	Career Education Corp.	8,400	183,120
* #	CarMax, Inc.	26,062	215,533
	Carmike Cinemas, Inc.	10,800	21,708
	Carnival Corp.	98,108	1,784,585
*	Carriage Services, Inc.	9,250	20,442
* #	Carter’s, Inc.	20,193	343,079
	Cato Corp. Class A	23,720	313,816
*	Cavalier Homes, Inc.	8,142	11,073
*	Cavco Industries, Inc.	5,511	134,909
	CBS Corp. Class A	1,100	6,358
	CBS Corp. Class B	69,760	399,027
*	CEC Entertainment, Inc.	12,700	296,418
	Centex Corp.	116,608	992,334
*	Champion Enterprises, Inc.	5,300	2,438
* #	Charles and Colvard, Ltd.	4,900	1,274
*	Charlotte Russe Holding, Inc.	20,615	106,167
* #	Cheesecake Factory, Inc.	39,219	340,421
#	Cherokee, Inc.	2,509	38,338
*	Chico’s FAS, Inc.	11,994	47,496
* #	Chipotle Mexican Grill, Inc.	1,000	47,760
*	Chipotle Mexican Grill, Inc. Class B	1,000	45,520
#	Choice Hotels International, Inc.	2,200	57,904
	Christopher & Banks Corp.	27,900	108,252
*	Chromcraft Revington, Inc.	2,820	804
	Churchill Downs, Inc.	9,482	327,224

2

	Cinemark Holdings, Inc.	50,624	400,436
* #	Citi Trends, Inc.	10,740	102,352
	CKE Restaurants, Inc.	12,408	102,986
*	CKX, Inc.	16,900	55,263
#	Coachmen Industries, Inc.	1,300	1,885
	Coast Distribution System, Inc.	1,632	1,754
	Cobra Electronics Corp.	400	488
* #	Coinstar, Inc.	13,400	307,932
*	Coldwater Creek, Inc.	31,034	87,516
	Collectors Universe, Inc.	8,030	30,835
#	Columbia Sportswear Co.	19,200	551,424
	Comcast Corp. Class A	282,583	4,139,841
#	Comcast Corp. Special Class A	86,800	1,204,784
* #	Conn’s, Inc.	15,068	183,227
	Cooper Tire & Rubber Co.	41,211	192,455
* #	Corinthian Colleges, Inc.	38,065	711,054
* #	Cosi, Inc.	3,022	994
	Courier Corp.	17,266	271,249
* #	Cox Radio, Inc.	34,600	174,730
#	CPI Corp.	800	5,520
#	Cracker Barrel Old Country Store, Inc.	4,197	73,741
	Craftmade International, Inc.	1,843	3,824
* #	Crown Media Holdings, Inc.	20,862	34,422
	CSS Industries, Inc.	4,800	72,816
*	Culp, Inc.	4,410	8,291
* #	Cumulus Media, Inc. Class A	4,900	8,428
*	Cybex International, Inc.	2,804	5,075
*	Cycle Country Accessories Corp.	2,700	1,134
#	D.R. Horton, Inc.	103,100	614,476
#	Darden Restaurants, Inc.	3,500	91,770
* #	Deckers Outdoor Corp.	2,000	104,480
*	dELiA*s, Inc.	5,784	11,510
*	Delta Apparel, Inc.	12,525	48,847
*	Design Within Reach, Inc.	6,120	2,815
*	Destination Maternity Corp.	1,928	16,388
#	DeVry, Inc.	9,500	509,010
*	DG FastChannel, Inc.	13,950	202,135
* #	Dick’s Sporting Goods, Inc.	24,900	274,149
*	Diedrich Coffee, Inc.	2,316	811
#	Dillards, Inc. Class A	34,000	147,900
#	DineEquity, Inc.	4,900	43,316
*	Discovery Communications, Inc. (25470F104)	87,999	1,275,985
*	Discovery Communications, Inc. (25470F203)	1,300	18,752
*	Discovery Communications, Inc. (25470F302)	41,219	592,729
	Disney (Walt) Co.	86,800	1,795,024
* #	Dollar Tree, Inc.	6,200	264,802
* #	Domino’s Pizza, Inc.	13,700	91,653
*	Dorman Products, Inc.	8,109	81,009
	Dover Downs Gaming & Entertainment, Inc.	15,417	49,180
*	DreamWorks Animation SKG, Inc.	11,000	241,450
* #	Drew Industries, Inc.	16,132	139,058
* #	drugstore.com, Inc.	31,500	31,185
*	DRYCLEAN USA, Inc.	1,100	885
* #	DSW, Inc.	3,740	37,325
	Eastman Kodak Co.	321,400	1,455,942

3

	Educational Development Corp.	2,987	11,858
*	Einstein Noah Restaurant Group, Inc.	4,496	31,112
*	Emerson Radio Corp.	9,330	4,852
	Emmis Communications Corp. Class A	5,300	1,537
*	Entravision Communications Corp.	20,460	17,186
#	Ethan Allen Interiors, Inc.	21,800	248,302
* #	Expedia, Inc.	47,300	422,389
#	Family Dollar Stores, Inc.	13,400	372,118
*	Famous Dave’s of America, Inc.	2,200	6,732
*	FGX International Holdings, Ltd.	1,485	18,414
	Finish Line, Inc. Class A	43,139	204,910
	Fisher Communications, Inc.	5,600	85,400
*	Flanigan’s Enterprises, Inc.	300	1,143
* #	Fleetwood Enterprises, Inc.	16,800	1,361
	Flexsteel Industries, Inc.	1,331	10,368
	Foot Locker, Inc.	160,859	1,183,922
* #	Ford Motor Co.	86,858	162,424
	Fortune Brands, Inc.	25,200	806,400
* #	Fossil, Inc.	20,951	241,775
*	Franklin Covey Co.	20,197	83,010
*	Franklin Electronic Publishers, Inc.	3,212	2,827
*	Frederick’s of Hollywood Group	3,300	1,221
#	Fred’s, Inc.	30,347	311,360
	Frisch’s Restaurants, Inc.	5,689	122,370
* #	Fuel Systems Solutions, Inc.	6,250	163,375
	Furniture Brands International, Inc.	43,300	88,765
* #	Gaiam, Inc.	7,100	25,347
* #	GameStop Corp. Class A	8,200	203,196
*	GameTech International, Inc.	2,168	2,710
*	Gaming Partners International Corp.	6,082	41,723
* #	Gander Mountain Co.	10,128	20,864
#	Gannett Co., Inc.	66,300	382,551
	Gap, Inc.	20,700	233,496
*	Gaylord Entertainment Co.	12,995	137,747
#	General Motors Corp.	10,760	32,388
* #	Genesco, Inc.	8,808	135,643
*	Gentek, Inc.	8,432	115,097
#	Gentex Corp.	13,100	109,909
#	Genuine Parts Co.	10,900	349,018
*	G-III Apparel Group, Ltd.	11,980	65,890
* #	Goodyear Tire & Rubber Co.	62,000	382,540
*	Gottschalks, Inc.	4,800	480
#	Group 1 Automotive, Inc.	17,300	172,481
* #	GSI Commerce, Inc.	10,774	92,333
#	Guess?, Inc.	2,000	32,180
*	Gymboree Corp.	7,300	178,850
#	H&R Block, Inc.	8,000	165,840
*	Hampshire Group, Ltd.	1,868	6,678
#	Handleman Co.	7,376	1,033
* #	Hanesbrands, Inc.	2,900	26,071
#	Harley-Davidson, Inc.	25,800	314,244
#	Harman International Industries, Inc.	1,600	25,744
*	Harris Interactive, Inc.	4,286	2,143
#	Harte-Hanks, Inc.	23,254	146,500
*	Hartmarx Corp.	4,900	135

4

#	Hasbro, Inc.	5,600	135,128
*	Hastings Entertainment, Inc.	1,695	4,322
#	Haverty Furniture Co., Inc.	13,574	108,863
	Haverty Furniture Co., Inc. Class A	1,500	11,970
*	Hawk Corp.	7,000	118,230
	Hearst-Argyle Television, Inc.	40,443	159,345
	Heelys, Inc.	7,950	16,218
*	Helen of Troy, Ltd.	21,099	220,907
* #	Hibbett Sporting Goods, Inc.	2,651	36,080
	Hillenbrand, Inc.	6,100	112,789
*	Hollywood Media Corp.	16,786	16,450
#	Home Depot, Inc.	50,800	1,093,724
	Hooker Furniture Corp.	4,619	37,322
*	Hot Topic, Inc.	20,748	177,188
*	Hovnanian Enterprises, Inc. Class A	43,400	73,346
*	HSN, Inc.	20,847	99,023
*	Iconix Brand Group, Inc.	56,366	466,147
#	Idearc, Inc.	3,205	208
*	ILX Resorts, Inc.	500	265
*	Image Entertainment, Inc.	5,300	4,876
*	Infosonics Corp.	4,100	1,148
	Interactive Data Corp.	14,400	328,464
	Interface, Inc. Class A	21,293	86,875
	International Speedway Corp. Class A	11,600	270,048
* #	Interpublic Group of Companies, Inc.	28,000	93,240
*	Interstate Hotels & Resorts, Inc.	16,900	8,450
*	Interval Leisure Group, Inc.	20,847	104,443
* #	iRobot Corp.	11,623	88,335
*	Isle of Capri Casinos, Inc.	12,222	34,588
*	ITT Educational Services, Inc.	800	98,008
*	J. Alexander’s Corp.	10,300	25,750
* #	J. Crew Group, Inc.	1,200	12,000
#	J.C. Penney Co., Inc.	126,800	2,123,900
* #	Jack in the Box, Inc.	15,700	354,663
	Jackson Hewitt Tax Service, Inc.	15,366	203,446
*	Jaclyn, Inc.	400	1,272
* #	JAKKS Pacific, Inc.	5,600	102,704
* #	Jarden Corp.	59,783	623,537
*	Jennifer Convertibles, Inc.	400	140
*	Jo-Ann Stores, Inc.	18,205	232,478
	Johnson Controls, Inc.	26,325	329,326
	Johnson Outdoors, Inc.	4,728	35,886
	Jones Apparel Group, Inc.	75,700	261,922
*	Jos. A. Bank Clothiers, Inc.	13,225	363,158
	Journal Communications, Inc. Class A	33,000	59,070
#	KB HOME	33,636	358,896
	Kenneth Cole Productions, Inc. Class A	9,000	57,510
	Kimball International, Inc. Class B	17,897	123,310
*	Knology, Inc.	6,790	31,913
*	Kohl’s Corp.	8,800	323,048
*	Kona Grill, Inc.	2,493	4,238
	Koss Corp.	1,400	15,680
	KSW, Inc.	3,180	8,459
	K-Swiss, Inc. Class A	19,297	206,864
	LaCrosse Footwear, Inc.	4,685	50,411

5

*	Lakeland Industries, Inc.	4,621	35,628
*	Lakes Entertainment, Inc.	9,741	28,833
*	Lamar Advertising Co.	2,600	23,426
	Landry’s Restaurants, Inc.	1,500	9,690
*	Lazare Kaplan International, Inc.	4,000	14,800
*	LeapFrog Enterprises, Inc.	17,613	35,402
#	Leggett & Platt, Inc.	124,300	1,552,507
#	Lennar Corp. Class A	91,100	700,559
	Lennar Corp. Class B	2,766	16,043
* #	Liberty Global, Inc. Class A	9,888	144,068
* #	Liberty Global, Inc. Series C	9,900	141,768
*	Liberty Media Corp. - Entertainment Class A	60,300	1,106,505
*	Liberty Media Corp. - Entertainment Class B	800	14,776
*	Liberty Media Holding Corp. Capital Class A	90,948	499,305
*	Liberty Media Holding Corp. Capital Class B	200	984
*	Liberty Media Holding Corp. Interactive Class A	257,857	809,671
*	Liberty Media Holding Corp. Interactive Class B	2,600	8,242
* #	Life Time Fitness, Inc.	8,122	120,287
	Lifetime Brands, Inc.	8,526	14,920
	Limited Brands, Inc.	12,900	102,168
* #	Lincoln Educational Services	14,831	216,829
	Lithia Motors, Inc. Class A	900	2,754
*	Live Nation, Inc.	52,352	273,801
	Liz Claiborne, Inc.	22,531	49,568
* #	LKQ Corp.	44,965	519,346
*	Lodgian, Inc.	15,349	28,396
#	Lowe’s Companies, Inc.	71,500	1,306,305
*	Luby’s, Inc.	14,894	67,619
	M/I Homes, Inc.	21,500	190,060
	Macy’s, Inc.	240,090	2,148,805
*	Maidenform Brands, Inc.	14,836	132,782
	Marine Products Corp.	18,873	70,585
* #	MarineMax, Inc.	7,800	13,728
* #	Martha Stewart Living Omnimedia, Inc.	18,705	43,770
* #	Marvel Entertainment, Inc.	2,900	79,779
#	Mattel, Inc.	14,400	204,336
#	Matthews International Corp. Class A	8,733	340,063
*	McCormick & Schmick’s Seafood Restaurants, Inc.	421	1,486
#	McDonald’s Corp.	13,800	800,676
	MDC Holdings, Inc.	27,700	848,728
#	Media General, Inc. Class A	15,700	30,615
*	Mediacom Communications Corp.	15,011	81,059
#	Meredith Corp.	4,900	78,253
*	Meritage Homes Corp.	8,380	92,348
* #	MGM Mirage	5,300	42,400
*	Midas, Inc.	3,943	34,501
	Modine Manufacturing Co.	28,300	77,542
* #	Mohawk Industries, Inc.	44,950	1,443,344
	Monaco Coach Corp.	2,500	1,450
* #	Monarch Casino & Resort, Inc.	16,192	165,806
	Monro Muffler Brake, Inc.	13,808	335,120
* #	Morgans Hotel Group	20,664	75,424
* #	Morningstar, Inc.	1,065	36,924
*	Morton’s Restaurant Group, Inc.	7,500	13,500
	Movado Group, Inc.	19,263	147,940

6

*	MTR Gaming Group, Inc.	18,377	27,565
*	Multimedia Games, Inc.	15,181	25,960
*	Nathan’s Famous, Inc.	3,625	49,807
#	National CineMedia, Inc.	9,694	97,716
*	National Lampoon, Inc.	1,000	630
	National Presto Industries, Inc.	3,212	215,654
*	Navarre Corp.	3,726	1,788
* #	Netflix, Inc.	12,300	444,522
*	Nevada Gold & Casinos, Inc.	1,000	770
	New Frontier Media, Inc.	11,506	18,985
*	New York & Co., Inc.	9,940	19,681
	Newell Rubbermaid, Inc.	17,700	143,016
	News Corp. Class A	103,160	659,192
#	News Corp. Class B	125,444	908,215
#	NIKE, Inc. Class B	1,200	54,300
*	Nobel Learning Communities, Inc.	6,421	86,940
	Nobility Homes, Inc.	1,979	15,060
#	Noble International, Ltd.	13,231	4,366
#	Nordstrom, Inc.	1,000	12,690
#	Nutri/System, Inc.	5,553	71,578
*	NVR, Inc.	2,000	852,180
*	Office Depot, Inc.	9,500	20,520
	OfficeMax, Inc.	31,000	170,810
*	Orange 21, Inc.	91	70
#	Orleans Homebuilders, Inc.	5,709	6,851
	O’Charleys, Inc.	12,205	30,512
* #	O’Reilly Automotive, Inc.	28,113	817,245
*	Outdoor Channel Holdings, Inc.	21,420	130,448
* #	Overstock.com, Inc.	5,872	64,475
	Oxford Industries, Inc.	13,900	92,574
*	P & F Industries, Inc. Class A	1,046	1,360
* #	P.F. Chang’s China Bistro, Inc.	6,039	107,071
*	Palm Harbor Homes, Inc.	17,003	60,191
* #	Panera Bread Co.	13,900	653,022
* #	Papa John’s International, Inc.	5,387	102,407
*	PC Mall, Inc.	9,500	37,715
*	Penn National Gaming, Inc.	3,100	57,815
	Pennichuck Corp.	1,649	28,841
	Penske Automotive Group, Inc.	77,230	573,047
*	Perry Ellis International, Inc.	9,800	37,632
* #	PetMed Express, Inc.	15,100	218,044
#	PetSmart, Inc.	14,736	276,595
	Phillips-Van Heusen Corp.	15,750	299,565
*	Phoenix Footwear Group, Inc.	4,000	1,240
* #	Pinnacle Entertainment, Inc.	36,300	246,114
*	Playboy Enterprises, Inc. Class A	1,600	4,960
* #	Playboy Enterprises, Inc. Class B	22,400	38,752
#	Polaris Industries, Inc.	2,600	55,302
#	Polo Ralph Lauren Corp.	2,300	94,369
*	Pomeroy IT Solutions, Inc.	2,600	7,826
	Pool Corp.	2,500	39,625
#	Pre-Paid Legal Services, Inc.	4,400	147,928
* #	Priceline.com, Inc.	1,900	127,471
	PRIMEDIA, Inc.	10,533	18,749
* #	Princeton Review, Inc.	8,867	43,537

7

*	Progressive Gaming International Corp.	2,150	134
*	Proliance International, Inc.	4,200	2,142
#	Pulte Homes, Inc.	215,650	2,188,847
*	Q.E.P. Co., Inc.	1,500	1,920
*	R.H. Donnelley Corp.	13,700	4,521
*	Radio One, Inc. Class D	27,315	9,287
#	RadioShack Corp.	3,600	41,256
*	Rainmaker Systems, Inc.	3,513	3,478
*	RC2 Corp.	8,862	51,488
	RCN Corp.	24,595	90,510
*	Reading International, Inc. Class A	5,900	20,355
*	Red Lion Hotels Corp.	1,000	2,230
*	Red Robin Gourmet Burgers, Inc.	16,700	203,406
*	Regent Communications, Inc.	2,900	493
	Regis Corp.	33,362	375,322
* #	Rent-A-Center, Inc.	4,700	69,795
*	Rentrak Corp.	4,402	54,585
*	Retail Ventures, Inc.	13,820	33,030
*	Rex Stores Corp.	14,600	84,680
*	Rick’s Cabaret International, Inc.	700	2,786
*	Riviera Holdings Corp.	400	1,104
*	Rockford Corp.	3,495	1,887
*	Rocky Brands, Inc.	2,700	9,315
#	Ross Stores, Inc.	5,908	173,813
#	Royal Caribbean Cruises, Ltd.	54,500	353,705
*	Rubio’s Restaurants, Inc.	6,352	22,867
	Russ Berrie & Co., Inc.	15,600	26,676
#	Ryland Group, Inc.	42,610	664,716
#	Saks, Inc.	32,300	81,396
	Salem Communications Corp.	6,615	6,483
*	Sally Beauty Holdings, Inc.	3,438	16,262
	Sauer-Danfoss, Inc.	19,551	147,415
	Scholastic Corp.	16,100	175,490
* #	Scientific Games Corp.	2,900	36,453
#	Scripps Networks Interactive	5,300	113,791
*	Sealy Corp.	32,700	60,495
* #	Sears Holdings Corp.	52,150	2,133,978
	Service Corp. International	305,960	1,392,118
#	Sherwin-Williams Co.	4,800	229,200
	Shiloh Industries, Inc.	8,449	19,433
*	Shoe Carnival, Inc.	5,026	39,454
*	Shuffle Master, Inc.	42,879	145,360
*	Shutterfly, Inc.	2,200	14,542
*	Silverleaf Resorts, Inc.	8,070	6,617
	Sinclair Broadcast Group, Inc. Class A	41,600	76,960
*	Skechers U.S.A., Inc. Class A	37,415	372,653
	Skyline Corp.	7,700	154,616
* #	Smith & Wesson Holding Corp.	8,400	19,824
#	Snap-On, Inc.	17,700	534,186
	Sonesta International Hotels Corp. Class A	1,000	10,470
#	Sonic Automotive, Inc.	43,000	87,290
*	Sonic Corp.	11,343	110,481
	Sotheby’s Class A	2,200	19,118
#	Spartan Motors, Inc.	11,575	50,235
#	Speedway Motorsports, Inc.	46,784	675,561

8

*	Sport Chalet, Inc. Class A	5,273	1,846
	Sport Supply Group, Inc.	8,844	71,283
	Stage Stores, Inc.	18,250	130,487
* #	Stamps.com, Inc.	13,700	112,066
	Standard Motor Products, Inc.	1,200	2,820
	Standard Pacific Corp.	99,997	140,996
	Stanley Furniture, Inc.	2,874	22,561
#	Staples, Inc.	8,300	132,302
#	Starwood Hotels & Resorts Worldwide, Inc.	6,000	90,720
*	Steinway Musical Instruments, Inc.	4,626	53,477
*	Steven Madden, Ltd.	12,059	209,585
#	Stewart Enterprises, Inc.	30,749	105,162
*	Stoneridge, Inc.	19,624	38,463
	Strattec Security Corp.	4,591	44,992
#	Strayer Education, Inc.	1,326	286,986
	Sturm Ruger & Co., Inc.	16,895	111,676
*	Sun-Times Media Group, Inc. Class A	10,600	636
	Superior Industries International, Inc.	11,300	116,051
	Superior Uniform Group, Inc.	9,577	76,424
*	Syms Corp.	944	5,456
	Systemax, Inc.	27,061	274,128
	Talbots, Inc.	35,398	71,858
*	Tandy Leather Factory, Inc.	4,900	8,256
#	Target Corp.	18,900	589,680
* #	Tarragon Corp.	9,000	189
*	Tarrant Apparel Group	3,100	1,798
	Tempur-Pedic International, Inc.	14,042	98,294
*	Tenneco Automotive, Inc.	17,900	32,936
* #	Texas Roadhouse, Inc.	54,800	418,124
*	The Children’s Place Retail Stores, Inc.	10,089	189,774
* #	The DIRECTV Group, Inc.	1,800	39,420
* #	The Dress Barn, Inc.	33,480	288,598
*	The Hallwood Group, Inc.	159	4,928
#	The Marcus Corp.	15,591	161,055
#	The Men’s Wearhouse, Inc.	14,607	170,172
	The New York Times Co. Class A	38,965	193,656
	The Pep Boys - Manny, Moe & Jack	24,600	71,094
#	The Stanley Works	6,400	200,064
* #	The Steak n Shake Co.	25,316	144,808
#	The TJX Companies, Inc.	11,000	213,620
* #	The Walking Co Holdings, Inc.	3,900	10,179
*	The Wet Seal, Inc. Class A	76,735	200,278
	Thor Industries, Inc.	10,698	113,185
*	Ticketmaster Entertainment, Inc.	20,847	124,040
#	Tiffany & Co.	7,800	161,850
*	Timberland Co. Class A	36,182	397,640
*	Time Warner Cable, Inc.	22,960	427,745
	Time Warner, Inc.	459,881	4,290,690
* #	TiVo, Inc.	15,963	114,774
* #	Toll Brothers, Inc.	100,300	1,707,106
*	Town Sports International Holdings, Inc.	1,100	2,178
* #	Tractor Supply Co.	11,600	391,036
*	True Religion Apparel, Inc.	5,300	60,473
*	TRW Automotive Holdings Corp.	82,200	253,998
#	Tupperware Corp.	6,200	127,472

9

*	Tween Brands, Inc.	6,600	17,754
	Tyco Electronics, Ltd.	12,500	177,000
* #	Under Armour, Inc. Class A	1,100	20,350
*	Unifi, Inc.	29,099	53,542
	Unifirst Corp.	12,200	320,128
*	Universal Electronics, Inc.	10,210	115,169
*	Universal Technical Institute, Inc.	11,850	207,730
*	Urban Outfitters, Inc.	5,900	91,922
#	V.F. Corp.	6,400	358,528
* #	Vail Resorts, Inc.	24,216	564,717
	Value Line, Inc.	1,841	66,294
*	Viacom, Inc. Class A	1,129	18,369
*	Viacom, Inc. Class B	14,500	213,875
	Virco Manufacturing Corp.	22,097	46,404
* #	Volcom, Inc.	5,593	46,366
*	Voyager Learning Co.	5,149	7,723
*	Warnaco Group, Inc.	22,700	513,928
	Warner Music Group Corp.	13,732	28,151
	Washington Post Co.	500	195,280
#	Weight Watchers International, Inc.	3,500	79,835
*	Wells-Gardner Electronics Corp.	4,194	2,642
	Wendy’s/Arby’s Group, Inc.	83,599	421,339
*	West Marine, Inc.	12,419	63,337
*	Westwood One, Inc.	29,400	1,999
#	Weyco Group, Inc.	6,617	190,437
#	Whirlpool Corp.	22,057	737,366
	Wiley (John) & Sons, Inc. Class A	5,200	184,236
#	Wiley (John) & Sons, Inc. Class B	300	10,758
*	Williams Controls, Inc.	1,601	10,967
	Williams-Sonoma, Inc.	34,200	270,864
*	Winmark Corp.	391	4,014
#	Winnebago Industries, Inc.	3,600	19,908
* #	WMS Industries, Inc.	11,400	253,308
#	Wolverine World Wide, Inc.	11,789	213,852
#	World Wrestling Entertainment, Inc.	8,500	82,790
*	WPT Enterprises, Inc.	4,665	1,586
	Wyndham Worldwide Corp.	101,360	621,337
* #	Wynn Resorts, Ltd.	1,300	39,104
*	Young Broadcasting, Inc. Class A	1,896	57
*	Zale Corp.	33,500	41,540
*	Zumiez, Inc.	5,267	37,659
Total Consumer Discretionary			106,117,722

Consumer Staples — (5.3%)
#	Alberto-Culver Co.	24,500	599,270
#	Alico, Inc.	3,353	93,884
*	Alliance One International, Inc.	38,500	92,400
	Altria Group, Inc.	46,200	764,148
#	Andersons, Inc.	11,214	183,797
#	Archer-Daniels-Midland Co.	29,118	797,251
	Arden Group, Inc. Class A	1,100	126,423
	B&G Foods, Inc.	10,200	47,328
* #	BJ’s Wholesale Club, Inc.	9,100	260,988
* #	Boston Beer Co., Inc. Class A	5,700	143,868
*	Bridgford Foods Corp.	2,200	8,756

10

	Brown-Forman Corp. Class A	1,000	47,500
#	Brown-Forman Corp. Class B	3,250	147,582
	Calavo Growers, Inc.	6,758	82,448
#	Cal-Maine Foods, Inc.	10,700	289,756
*	Caribou Coffee Co.	8,886	13,329
#	Casey’s General Stores, Inc.	31,000	658,750
	CCA Industries, Inc.	900	2,772
* #	Central European Distribution Corp.	11,658	141,062
*	Central Garden & Pet Co.	13,999	84,554
*	Central Garden & Pet Co. Class A	10,510	63,060
*	Chattem, Inc.	3,900	263,640
#	Chiquita Brands International, Inc.	69,280	968,534
	Church & Dwight Co., Inc.	6,800	361,964
	Coca-Cola Bottling Co.	3,300	148,335
	Coca-Cola Enterprises, Inc.	164,260	1,844,640
	Coffee Holding Co., Inc.	1,900	1,691
*	Collective Brands, Inc.	9,810	104,673
	ConAgra, Inc.	35,050	599,355
*	Constellation Brands, Inc. Class A	57,265	831,488
*	Constellation Brands, Inc. Class B	500	7,415
	Corn Products International, Inc.	40,660	941,279
#	Costco Wholesale Corp.	6,126	275,854
*	Craft Brewers Alliance, Inc.	2,630	3,314
	CVS Caremark Corp.	83,003	2,231,121
*	Darling International, Inc.	20,000	91,800
* #	Dean Foods Co.	9,700	187,598
	Del Monte Foods Co.	235,729	1,569,955
#	Diamond Foods, Inc.	9,889	253,950
*	Elizabeth Arden, Inc.	20,613	120,174
* #	Energizer Holdings, Inc.	400	19,052
	Farmer Brothers Co.	13,331	271,419
#	Flowers Foods, Inc.	20,051	430,896
#	General Mills, Inc.	9,300	550,095
	Golden Enterprises, Inc.	2,565	5,899
	Great Atlantic & Pacific Tea, Inc.	8,439	60,086
* #	Green Mountain Coffee, Inc.	9,400	359,644
	Griffin Land & Nurseries, Inc. Class A	3,322	114,111
*	Hain Celestial Group, Inc.	35,500	540,310
*	Hansen Natural Corp.	1,200	40,200
#	Hormel Foods Corp.	8,189	244,278
*	IGI Labratories, Inc.	3,128	1,939
	Imperial Sugar Co.	8,856	100,604
	Ingles Market, Inc. Class A	9,388	133,873
*	Integrated Biopharma, Inc.	900	207
	Inter Parfums, Inc.	21,230	128,229
	J & J Snack Foods Corp.	13,292	464,024
	J.M. Smucker Co.	40,783	1,841,352
*	Katy Industries, Inc.	1,000	1,150
	Kraft Foods, Inc.	120,422	3,377,837
#	Lancaster Colony Corp.	10,500	382,305
#	Lance, Inc.	13,429	252,868
* #	Lifeway Foods, Inc.	3,100	22,940
#	Mannatech, Inc.	12,746	34,287
*	Maui Land & Pineapple Co., Inc.	4,186	38,637
	McCormick & Co., Inc.	5,200	166,608

11

	McCormick & Co., Inc. Voting Common Stock	350	11,238
*	Medifast, Inc.	8,480	65,635
	Molson Coors Brewing Co.	69,336	2,792,161
	Molson Coors Brewing Co. Class A	400	16,000
*	Monterey Pasta Co.	5,189	4,151
	Nash-Finch Co.	8,500	365,755
*	National Beverage Corp.	27,390	238,567
*	Natural Alternatives International, Inc.	4,637	28,286
* #	Natural Health Trends Corp.	5,046	1,514
*	NBTY, Inc.	12,200	230,214
#	Nu Skin Enterprises, Inc. Class A	13,100	124,319
	Oil-Dri Corp. of America	6,773	108,707
*	Omega Protein Corp.	13,400	51,188
*	Orchids Paper Products Co.	1,900	18,525
*	Overhill Farms, Inc.	4,453	20,484
*	Pantry, Inc.	11,478	190,879
*	Parlux Fragrances, Inc.	31,439	88,029
* #	Peet’s Coffee & Tea, Inc.	11,116	225,877
#	Pepsi Bottling Group, Inc.	13,000	250,770
	PepsiAmericas, Inc.	85,725	1,382,744
	Philip Morris International, Inc.	46,200	1,716,330
*	Prestige Brands Holdings, Inc.	52,960	336,296
	PriceSmart, Inc.	10,410	169,683
	Procter & Gamble Co.	74,000	4,033,000
	Ralcorp Holdings, Inc.	7,500	444,150
	Reliv’ International, Inc.	4,060	19,285
*	Revlon, Inc.	13,564	80,163
	Reynolds American, Inc.	13,300	507,794
	Rocky Mountain Chocolate Factory, Inc.	5,680	36,522
	Ruddick Corp.	14,700	353,535
#	Safeway, Inc.	23,400	501,462
	Sanderson Farms, Inc.	11,768	425,766
*	Sanfilippo (John B.) & Son, Inc.	5,507	30,288
	Sara Lee Corp.	48,300	484,449
*	Schiff Nutrition International, Inc.	8,148	39,192
	Seaboard Corp.	263	264,315
*	Seneca Foods Corp. Class A	2,405	48,942
*	Seneca Foods Corp. Class B	954	22,753
*	Smart Balance, Inc.	7,993	58,109
* #	Smithfield Foods, Inc.	138,421	1,643,057
	Spartan Stores, Inc.	14,800	274,984
*	Spectrum Brands, Inc.	6,200	279
*	Star Scientific, Inc.	50,500	166,650
	SUPERVALU, Inc.	94,001	1,648,778
	Tasty Baking Co.	100	410
#	The Kroger Co.	12,400	279,000
	The Stephan Co.	1,500	3,487
*	Tofutti Brands, Inc.	799	1,063
#	Tootsie Roll Industries, Inc.	19,639	468,783
*	TreeHouse Foods, Inc.	23,130	610,401
#	Tyson Foods, Inc. Class A	126,200	1,116,870
* #	United Natural Foods, Inc.	18,500	287,490
	United-Guardian, Inc.	1,200	11,310
#	Universal Corp.	22,200	678,876
* #	USANA Health Services, Inc.	5,481	127,214

12

#	Vector Group, Ltd.	9,283	135,160
	Village Super Market, Inc.	1,870	51,500
#	Walgreen Co.	10,100	276,841
#	Wal-Mart Stores, Inc.	42,300	1,993,176
	WD-40 Co.	7,236	181,407
	Weis Markets, Inc.	19,094	594,014
#	Whole Foods Market, Inc.	4,700	48,175
*	Winn-Dixie Stores, Inc.	48,401	665,030
*	Zapata Corp.	6,632	42,776
Total Consumer Staples			52,132,364

Energy — (6.9%)
*	Abraxas Petroleum Corp.	29,900	32,591
	Adams Resources & Energy, Inc.	3,393	59,768
*	Allis-Chalmers Energy, Inc.	28,400	102,240
	Alon USA Energy, Inc.	16,200	191,160
* #	Alpha Natural Resources, Inc.	14,000	228,480
*	American Oil & Gas, Inc.	7,969	6,535
	Anadarko Petroleum Corp.	66,372	2,438,507
	Apache Corp.	18,500	1,387,500
#	Arch Coal, Inc.	8,400	127,596
* #	Arena Resources, Inc.	5,100	124,236
	Atlas America, Inc.	18,894	239,954
*	ATP Oil & Gas Corp.	5,200	23,244
*	Atwood Oceanics, Inc.	7,400	123,210
* #	Aventine Renewable Energy Holdings, Inc.	600	276
	Barnwell Industries, Inc.	3,656	19,450
*	Basic Energy Services, Inc.	22,900	219,840
#	Berry Petroleum Corp. Class A	10,600	78,016
* #	Bill Barret Corp.	14,800	327,228
#	BJ Services Co.	9,400	103,400
*	Bolt Technology Corp.	3,150	24,412
*	BPZ Resources, Inc.	7,000	40,320
*	Brigham Exploration Co.	35,362	88,405
* #	Bristow Group, Inc.	16,400	396,716
* #	Bronco Drilling Co., Inc.	21,315	112,543
#	Cabot Oil & Gas Corp.	11,100	305,139
*	Cal Dive International, Inc.	22,001	139,486
*	Callon Petroleum Co.	8,287	17,486
* #	Cameron International Corp.	5,600	129,696
#	CARBO Ceramics, Inc.	15,100	542,845
*	Carrizo Oil & Gas, Inc.	5,800	80,388
* #	Cheniere Energy, Inc.	14,270	50,230
	Chesapeake Energy Corp.	48,600	768,366
	Chevron Corp.	59,100	4,167,732
#	Cimarex Energy Co.	55,800	1,386,072
	CKX Lands, Inc.	1,400	16,128
*	Clayton Williams Energy, Inc.	6,800	270,640
* #	CNX Gas Corp.	5,800	150,104
*	Complete Production Services, Inc.	36,800	235,888
*	Comstock Resources, Inc.	10,000	381,300
	ConocoPhillips	190,213	9,040,824
#	CONSOL Energy, Inc.	2,000	54,520
*	Contango Oil & Gas Co.	2,150	95,890
*	CREDO Petroleum Corp.	6,900	68,724

13

	Crosstex Energy, Inc.	4,000	13,280
*	Dawson Geophysical Co.	4,350	69,295
	Delek US Holdings, Inc.	44,400	308,580
* #	Delta Petroleum Corp.	29,581	128,382
* #	Denbury Resources, Inc.	13,200	161,568
	Devon Energy Corp.	28,100	1,730,960
#	Diamond Offshore Drilling, Inc.	3,300	207,108
* #	Dresser-Rand Group, Inc.	4,200	81,816
*	Dril-Quip, Inc.	7,700	188,650
*	Dune Energy, Inc.	19,000	2,850
* #	Edge Petroleum Corp.	6,757	1,216
*	Encore Acquisition Co.	42,400	1,152,432
	ENSCO International, Inc.	8,600	235,296
#	EOG Resources, Inc.	8,650	586,210
*	Evolution Petroleum Corp.	1,758	2,637
*	EXCO Resources, Inc.	82,400	835,536
* #	Exterran Holdings, Inc.	6,373	141,226
	Exxon Mobil Corp.	66,600	5,093,568
*	FMC Technologies, Inc.	1,600	47,344
* #	Forest Oil Corp.	35,238	528,570
#	Foundation Coal Holdings, Inc.	3,900	63,258
#	Frontier Oil Corp.	34,800	496,944
*	FX Energy, Inc.	19,566	56,350
*	General Maritime Corp.	19,463	206,697
*	Geokinetics, Inc.	1,231	4,050
*	GeoResources, Inc.	1,800	12,924
*	GMX Resources, Inc.	5,200	117,884
* #	Goodrich Petroleum Corp.	2,800	80,920
	Gulf Island Fabrication, Inc.	7,573	95,344
*	Gulfmark Offshore, Inc.	10,900	260,946
*	Gulfport Energy Corp.	22,413	85,842
*	Harvest Natural Resources, Inc.	50,500	202,000
* #	Helix Energy Solutions Group, Inc.	19,800	101,970
#	Helmerich & Payne, Inc.	38,500	864,710
* #	Hercules Offshore, Inc.	6,700	24,924
	Hess Corp.	16,300	906,443
*	HKN, Inc.	5,544	14,913
#	Holly Corp.	17,917	418,720
* #	Hornbeck Offshore Services, Inc.	16,800	298,032
	Houston American Energy Corp.	479	1,126
*	Infinity, Inc.	6,600	1,716
* #	International Coal Group, Inc.	4,200	10,164
* #	James River Coal Co.	7,400	100,344
*	Kodiak Oil & Gas Corp.	2,000	680
	Lufkin Industries, Inc.	7,931	277,188
	Marathon Oil Corp.	114,108	3,107,161
* #	Mariner Energy, Inc.	49,771	492,733
#	Massey Energy Co.	29,700	450,846
*	Matrix Service Co.	15,461	81,789
* #	McMoran Exploration Co.	5,600	37,464
*	Meridian Resource Corp.	32,383	10,039
*	Mitcham Industries, Inc.	7,819	28,305
	Murphy Oil Corp.	6,000	265,080
*	NATCO Group, Inc. Class A	3,600	61,668
*	National-Oilwell, Inc.	11,309	299,010

14

*	Natural Gas Services Group	8,500	72,675
*	New Concept Energy, Inc.	228	787
* #	Newfield Exploration Co.	43,600	836,684
*	Newpark Resources, Inc.	57,294	241,208
	Noble Energy, Inc.	11,300	552,909
*	Northern Oil & Gas, Inc.	2,600	8,216
	Occidental Petroleum Corp.	22,900	1,249,195
* #	Oceaneering International, Inc.	3,400	117,164
* #	Oil States International, Inc.	26,300	481,553
#	Overseas Shipholding Group, Inc.	29,100	1,038,870
	Panhandle Royalty Co.	3,929	79,562
*	Parallel Petroleum Corp.	17,100	41,382
*	Parker Drilling Co.	56,292	119,339
#	Patterson-UTI Energy, Inc.	48,500	463,660
#	Peabody Energy Corp.	6,800	170,000
#	Penn Virginia Corp.	24,800	510,880
*	Petrohawk Energy Corp.	56,940	1,122,287
*	Petroleum Development Corp.	22,819	393,628
* #	PetroQuest Energy, Inc.	23,100	146,223
*	PHI, Inc. (69336T106)	500	7,875
*	PHI, Inc. (69336T205)	11,103	133,458
*	Pioneer Drilling Co.	37,200	184,884
	Pioneer Natural Resources Co.	54,700	800,808
*	Plains Exploration & Production Co.	27,515	581,117
*	PowerSecure International, Inc.	6,300	24,759
	Precision Drilling Trust	21,002	104,380
*	Pride International, Inc.	36,500	588,380
* #	Quicksilver Resources, Inc.	8,200	56,826
#	Range Resources Corp.	10,500	376,320
	Rowan Companies, Inc.	28,200	357,012
*	Royale Energy, Inc.	3,000	7,020
	RPC, Inc.	16,550	123,132
* #	SEACOR Holdings, Inc.	24,000	1,560,960
#	Smith International, Inc.	9,744	221,189
* #	Southwestern Energy Co.	7,400	234,210
#	Spectra Energy Corp.	4,800	69,648
#	St. Mary Land & Exploration Co.	12,700	245,745
*	Stone Energy Corp.	26,756	229,566
* #	SulphCo, Inc.	8,300	4,731
#	Sunoco, Inc.	25,061	1,160,826
* #	Superior Energy Services, Inc.	12,868	200,483
*	Superior Well Services, Inc.	16,455	151,221
*	Swift Energy Corp.	28,870	442,288
*	Syntroleum Corp.	2,427	1,990
*	T-3 Energy Services, Inc.	7,600	96,900
#	Tesoro Petroleum Corp.	10,600	182,638
*	Teton Energy Corp.	11,700	11,115
*	TETRA Technologies, Inc.	30,900	160,371
*	TGC Industries, Inc.	8,641	19,701
	Tidewater, Inc.	39,339	1,636,896
* #	Toreador Resources Corp.	6,000	14,280
* #	Trico Marine Services, Inc.	12,400	77,128
* #	TXCO Resources, Inc.	29,423	47,371
*	Union Drilling, Inc.	15,703	71,920
* #	Unit Corp.	25,200	628,488

15

#	USEC, Inc.	96,103	489,164
*	VAALCO Energy, Inc.	18,871	141,721
	Valero Energy Corp.	59,500	1,435,140
* #	Verenium Corp.	25,000	30,750
	W&T Offshore, Inc.	39,300	494,001
*	Warren Resources, Inc.	40,765	73,377
	Western Refining, Inc.	12,100	141,086
*	Westmoreland Coal Co.	2,720	24,888
*	Whiting Petroleum Corp.	23,300	675,700
#	World Fuel Services Corp.	11,520	389,030
#	XTO Energy, Inc.	13,375	496,079
Total Energy			68,304,587

Financials — (18.3%)
*	1st Constitution Bancorp	2,073	14,496
	1st Source Corp.	17,020	302,956
	21st Century Holding Co.	6,300	26,586
	Abigail Adams National Bancorp, Inc.	746	1,417
	Abington Bancorp, Inc.	18,583	131,010
	Access National Corp.	6,073	25,810
	Advance America Cash Advance Centers, Inc.	24,108	33,992
	Advanta Corp. Class B	18,813	14,674
*	Affiliated Managers Group, Inc.	1,000	40,190
	AFLAC, Inc.	11,100	257,631
* #	Allegheny Corp.	5,589	1,522,611
	Alliance Bancorp, Inc. of Pennsylvania	3,299	26,260
	Alliance Financial Corp.	920	17,121
	Allstate Corp.	58,990	1,278,313
*	Alphatec Holdings, Inc.	25,359	55,029
	Amcore Financial, Inc.	18,823	26,164
	American Bancorp of New Jersey, Inc.	8,865	94,501
#	American Capital, Ltd.	62,280	178,121
	American Equity Investment Life Holding Co.	28,800	192,672
	American Financial Group, Inc.	71,267	1,210,114
*	American Independence Corp.	1,505	6,276
	American National Bankshares, Inc.	4,568	70,850
	American National Insurance Co.	18,806	1,050,315
#	American Physicians Capital, Inc.	5,099	216,809
	American River Bankshares	4,347	43,470
*	American Spectrum Realty, Inc.	200	4,150
#	American West Bancorporation	8,510	6,382
* #	AmeriCredit Corp.	47,800	225,138
	Ameriprise Financial, Inc.	72,144	1,453,702
	Ameris Bancorp	7,941	60,828
*	Amerisafe, Inc.	16,100	301,553
#	AmeriServe Financial, Inc.	17,085	31,266
	AmTrust Financial Services, Inc.	28,162	231,210
	Anchor Bancorp Wisconsin, Inc.	17,583	35,518
	AON Corp.	15,000	555,750
*	Appalachian Bancshares, Inc.	2,100	3,780
*	Argo Group International Holdings, Ltd.	21,583	671,447
	Arrow Financial Corp.	7,020	165,251
	Asset Acceptance Capital Corp.	25,684	107,616
#	Associated Banc-Corp.	84,556	1,323,301
	Assurant, Inc.	22,808	602,131

16

	ASTA Funding, Inc.	6,500	11,570
#	Astoria Financial Corp.	22,100	200,668
*	Atlantic American Corp.	5,179	4,972
	Atlantic Coast Federal Corp.	5,334	22,776
	Auburn National Bancorporation, Inc.	231	4,620
* #	B of I Holding, Inc.	4,000	18,000
	Baldwin & Lyons, Inc. Class A	489	7,800
	Baldwin & Lyons, Inc. Class B	9,315	156,399
	BancFirst Corp.	14,619	520,729
	Banco Santander SA Sponsored ADR	73,385	575,341
	Bancorp Rhode Island, Inc.	2,438	47,834
	BancorpSouth, Inc.	25,240	477,036
	BancTrust Financial Group, Inc.	6,567	58,249
	Bank Mutual Corp.	33,958	299,849
	Bank of America Corp.	440,722	2,899,951
	Bank of Commerce Holdings	2,600	10,270
*	Bank of Florida Corp.	6,691	20,675
	Bank of Granite Corp.	6,125	19,232
#	Bank of Hawaii Corp.	5,500	197,285
	Bank of New York Mellon Corp.	63,235	1,627,669
#	Bank of the Ozarks, Inc.	11,800	267,742
#	BankAtlantic Bancorp, Inc.	1,520	3,526
	BankFinancial Corp.	21,418	206,255
	Banner Corp.	15,519	48,885
	Bar Harbor Bankshares	2,177	55,470
#	BB&T Corp.	24,220	479,314
	BCB Bancorp, Inc.	2,765	26,267
*	BCSB Bancorp, Inc.	1,226	9,777
*	Beach First National Bancshares, Inc.	900	2,448
*	Beneficial Mutual Bancorp, Inc.	1,800	17,244
	Benjamin Franklin Bancorp, Inc.	5,886	63,687
	Berkshire Bancorp, Inc.	1,025	4,910
	Berkshire Hills Bancorp, Inc.	9,347	219,841
*	Beverly Hills Bancorp, Inc.	3,108	379
	Beverly National Corp.	1,663	23,490
	BGC Partners, Inc. Class A	17,565	42,332
#	BlackRock, Inc.	3,000	326,400
*	BNCCORP, Inc.	700	4,900
#	BOK Financial Corp.	12,011	448,010
#	Boston Private Financial Holdings, Inc.	33,708	158,765
*	Broadpoint Securities Group, Inc.	47,353	106,544
	Brookline Bancorp, Inc.	42,235	408,412
	Brooklyn Federal Bancorp, Inc.	5,839	72,579
	Brown & Brown, Inc.	45,700	874,241
#	Bryn Mawr Bank Corp.	6,007	111,610
	C&F Financial Corp.	1,400	21,000
	Cadence Financial Corp.	8,374	36,259
	California First National Bancorp	5,536	45,284
	Camco Financial Corp.	3,400	6,426
#	Camden National Corp.	5,047	117,595
	Capital Bank Corp.	2,758	11,721
#	Capital City Bank Group, Inc.	10,648	170,581
	Capital One Financial Corp.	60,269	954,661
	Capital Properties, Inc.	154	1,109
* ●	Capital Properties, Inc. Class B	154	—

17

	Capital Southwest Corp.	2,300	210,818
*	CapitalSouth Bancorp	1,000	960
#	Capitol Bancorp, Ltd.	15,300	91,953
#	Capitol Federal Financial	7,012	290,297
	Cardinal Financial Corp.	24,009	133,250
	Carrollton Bancorp	627	3,900
	Carver Bancorp, Inc.	500	2,430
	Cascade Financial Corp.	5,500	17,105
	Cash America International, Inc.	18,100	330,868
#	Cathay General Bancorp	39,429	500,748
*	CB Richard Ellis Group, Inc.	2,800	10,080
	Center Bancorp, Inc.	12,110	88,524
	Center Financial Corp.	18,070	86,736
	Centerstate Banks of Florida, Inc.	4,317	58,884
	Central Bancorp, Inc.	300	1,470
*	Central Jersey Bancorp	2,415	16,325
#	Central Pacific Financial Corp.	44,100	296,793
	Central Virginia Bankshares, Inc.	1,374	6,829
	Centrue Financial Corp.	1,210	6,352
	Century Bancorp, Inc. Class A	500	8,425
	CFS Bancorp, Inc.	1,879	4,397
	Charter Financial Corp.	243	2,019
	Chemical Financial Corp.	19,957	455,020
*	Chicopee Bancorp, Inc.	3,352	37,241
	Chubb Corp.	45,208	1,924,957
	Cincinnati Financial Corp.	72,878	1,598,215
#	CIT Group, Inc.	37,262	103,961
	Citizens Community Bancorp, Inc.	3,663	25,201
	Citizens First Corp.	1,000	4,312
	Citizens Holding Co.	700	14,346
#	Citizens Republic Bancorp, Inc.	24,459	28,128
	Citizens South Banking Corp.	4,832	19,908
* #	Citizens, Inc.	33,392	272,145
	City Holding Co.	12,332	317,056
#	City National Corp.	29,284	1,013,519
#	Clifton Savings Bancorp, Inc.	21,368	223,082
	CNA Financial Corp.	123,408	1,435,235
*	CNA Surety Corp.	60,376	999,223
	CNB Financial Corp.	2,709	30,314
#	CoBiz Financial, Inc.	19,538	92,805
	Codorus Valley Bancorp, Inc.	1,838	13,785
#	Cohen & Steers, Inc.	3,400	36,720
*	Colonial Bankshares, Inc.	600	4,500
#	Colony Bankcorp, Inc.	2,160	17,550
#	Columbia Bancorp	3,500	5,460
	Columbia Banking System, Inc.	13,523	120,355
	Comerica, Inc.	92,529	1,541,533
	Comm Bancorp, Inc.	1,000	41,000
*	Command Security Corp.	2,729	9,934
#	Commerce Bancshares, Inc.	13,840	483,708
	Commercial National Financial Corp.	1,311	20,635
	Commonwealth Bankshares, Inc.	5,988	36,527
* #	Community Bancorp	4,800	12,960
#	Community Bank System, Inc.	31,293	561,709
	Community Capital Corp.	239	1,467

18

#	Community Trust Bancorp, Inc.	12,418	347,331
	Community West Bancshares	1,100	4,125
	Compass Diversified Holdings	12,729	137,600
* #	CompuCredit Corp.	21,100	67,520
*	Conseco, Inc.	252,723	588,845
	Consolidated-Tokoma Land Co.	3,900	113,295
*	Consumer Portfolio Services, Inc.	8,702	4,612
	Cooperative Bankshares, Inc.	80	94
*	Core-Mark Holding Co., Inc.	10,317	189,214
	Corus Bankshares, Inc.	9,594	10,649
*	Cowen Group, Inc.	9,044	52,003
*	Cowlitz Bancorporation	900	5,265
	Crawford & Co. Class A	4,500	26,145
#	Crawford & Co. Class B	6,169	55,336
*	Crescent Financial Corp.	4,650	16,321
#	Cullen Frost Bankers, Inc.	19,000	831,630
	CVB Financial Corp.	57,608	517,896
	Delphi Financial Group, Inc. Class A	45,687	693,072
	Delta Financial Corp.	9,262	—
*	Diamond Hill Investment Group, Inc.	100	5,141
	Dime Community Bancshares	16,035	161,152
	Discover Financial Services	217,001	1,551,557
*	Dollar Financial Corp.	17,980	141,143
	Donegal Group, Inc. Class A	18,394	257,884
	Donegal Group, Inc. Class B	3,662	55,168
#	East West Bancorp, Inc.	73,767	700,049
	Eastern Insurance Holdings, Inc.	7,865	82,189
	Eastern Virginia Bankshares, Inc.	2,937	29,091
	Eaton Vance Corp.	1,900	36,366
	ECB Bancorp, Inc.	500	8,237
*	eHealth, Inc.	11,764	162,578
	EMC Insurance Group, Inc.	9,969	193,598
	Employers Holdings, Inc.	8,359	113,181
*	Encore Bancshares, Inc.	400	1,804
*	Encore Capital Group, Inc.	22,216	116,856
*	Endurance Specialty Holdings, Ltd.	26,149	712,822
	Enterprise Bancorp, Inc.	10	97
	Enterprise Financial Services Corp.	9,553	100,306
	Erie Indemnity Co.	11,843	419,834
	ESB Financial Corp.	9,145	100,595
	ESSA Bancorp, Inc.	13,668	182,331
	Evans Bancorp, Inc.	968	12,458
	Everest Re Group, Ltd.	7,847	494,361
*	ExlService Holdings, Inc.	18,946	150,621
*	EZCORP, Inc. Class A	14,600	198,122
#	F.N.B. Corp.	46,891	370,908
#	Farmers Capital Bank Corp.	4,778	88,297
	FBL Financial Group, Inc. Class A	23,540	242,697
	Federal Agriculture Mortgage Corp. Class A	200	550
	Federal Agriculture Mortgage Corp. Class C	5,100	16,932
*	Federal Trust Corp.	500	375
#	Federated Investors, Inc.	3,300	64,416
	Fidelity Bancorp, Inc.	517	3,779
	Fidelity National Financial, Inc.	164,569	2,405,999
	Fidelity Southern Corp.	4,047	12,101

19

#	Fifth Third Bancorp	153,521	366,915
#	Financial Federal Corp.	24,102	523,495
	Financial Institutions, Inc.	9,553	79,863
*	First Acceptance Corp.	24,662	69,300
	First Advantage Bancorp	298	3,025
	First American Corp.	86,160	1,881,734
	First Bancorp (318672102)	3,300	23,463
	First Bancorp (318910106)	12,141	174,709
	First Bancorp of Indiana, Inc.	200	1,625
	First Bancorp, Inc.	4,472	71,239
	First Bancshares, Inc.	700	9,093
	First Busey Corp.	30,415	266,131
	First Business Financial Services, Inc.	205	2,583
*	First California Financial Group, Inc.	2,500	14,050
* #	First Cash Financial Services, Inc.	15,705	264,158
	First Citizens BancShares, Inc.	3,400	475,524
	First Commonwealth Financial Corp.	62,300	597,457
#	First Community Bancshares, Inc.	5,392	92,796
	First Defiance Financial Corp.	3,421	23,502
#	First Federal Bancshares of Arkansas, Inc.	6,531	47,350
	First Federal Bankshares, Inc.	700	1,029
	First Federal of Northern Michigan Bancorp, Inc.	800	960
	First Financial Bancorp	23,635	191,916
#	First Financial Bankshares, Inc.	10,400	461,656
	First Financial Corp.	10,862	360,075
	First Financial Holdings, Inc.	11,203	169,613
	First Financial Northwest, Inc.	4,179	36,190
	First Financial Service Corp.	1,170	11,653
#	First Horizon National Corp.	101,234	963,753
*	First Keystone Financial, Inc.	452	2,961
	First M&F Corp.	4,726	29,301
*	First Mariner Bancorp, Inc.	1,155	1,028
	First Merchants Corp.	13,320	208,858
*	First Mercury Financial Corp.	12,999	143,639
#	First Midwest Bancorp, Inc.	35,966	359,660
	First Niagara Financial Group, Inc.	85,353	1,114,710
	First PacTrust Bancorp, Inc.	2,422	19,376
	First Place Financial Corp.	11,955	34,311
* #	First Regional Bancorp	8,800	28,160
	First Security Group, Inc.	10,294	44,985
#	First South Bancorp, Inc.	7,309	60,007
	First State Financial Corp.	539	717
	First United Corp.	3,697	44,919
	First West Virginia Bancorp, Inc.	317	2,679
	Firstbank Corp.	1,982	12,885
*	FirstCity Financial Corp.	6,800	20,264
* #	FirstFed Financial Corp.	1,194	1,015
	FirstMerit Corp.	52,900	855,393
	Flagstar Bancorp, Inc.	17,209	10,325
#	Flushing Financial Corp.	20,700	163,944
	FNB United Corp.	5,050	14,796
	Forest City Enterprises, Inc. Class A	2,000	13,520
	Forest City Enterprises, Inc. Class B	1,000	6,920
* #	Forestar Group, Inc.	1,700	18,955
*	Fox Chase Bancorp, Inc.	3,811	37,653

20

*	FPIC Insurance Group, Inc.	9,303	362,166
*	Franklin Credit Management Corp.	1,100	500
#	Frontier Financial Corp.	16,864	29,849
#	Fulton Financial Corp.	126,911	890,915
*	Fx Real Estate & Entertainment, Inc.	3,380	237
*	GAINSCO, INC.	4,900	7,031
	Gallagher (Arthur J.) & Co.	9,100	214,487
	GAMCO Investors, Inc.	2,600	81,224
	Genworth Financial, Inc.	160,400	372,128
	German American Bancorp, Inc.	10,412	115,573
#	GFI Group, Inc.	4,400	13,816
#	Glacier Bancorp, Inc.	27,200	417,520
*	Golfsmith International Holdings, Inc.	1,000	820
#	Great Southern Bancorp, Inc.	6,649	70,479
#	Greene Bancshares, Inc.	11,638	115,100
#	Greenhill & Co., Inc.	3,600	234,072
	GS Financial Corp.	727	8,826
*	Guaranty Bancorp	14,835	22,549
	Guaranty Federal Bancshares, Inc.	1,886	10,562
* #	Guaranty Financial Group, Inc.	1,700	2,652
#	Habersham Bancorp	202	715
*	Hallmark Financial Services, Inc.	15,800	122,292
	Hampden Bancorp, Inc.	2,894	25,062
* #	Hampton Roads Bankshares, Inc.	3,837	32,845
#	Hancock Holding Co.	16,000	437,920
	Hanmi Financial Corp.	26,100	49,851
	Hanover Insurance Group, Inc.	49,548	2,002,730
	Harleysville Group, Inc.	22,092	628,296
	Harleysville National Corp.	30,153	280,724
	Harleysville Savings Financial Corp.	2,678	32,779
	Harrington West Financial Group, Inc.	2,606	5,212
*	Harris & Harris Group, Inc.	21,731	76,276
	Hartford Financial Services Group, Inc.	37,300	490,868
	Hawthorn Bancshares, Inc.	1,002	15,040
	HCC Insurance Holdings, Inc.	93,600	2,191,176
	Heartland Financial USA, Inc.	9,917	136,557
	Hercules Technology Growth Capital, Inc.	373	2,436
	Heritage Commerce Corp.	7,396	53,325
	Heritage Financial Corp.	8,107	99,149
	Heritage Financial Group	4,875	42,315
	HF Financial Corp.	2,308	27,234
*	HFF, Inc.	1,200	2,640
*	Hilltop Holdings, Inc.	27,474	274,740
	Hingham Institution for Savings	189	4,782
	HMN Financial, Inc.	987	2,971
	Home Bancshares, Inc.	15,676	322,769
	Home Federal Bancorp, Inc.	14,040	126,220
	HopFed Bancorp, Inc.	550	5,335
	Horace Mann Educators Corp.	10,800	100,980
	Horizon Bancorp	995	12,437
#	Horizon Financial Corp.	7,932	19,433
#	Hudson City Bancorp, Inc.	69,632	807,731
#	Huntington Bancshares, Inc.	170,567	491,233
	IBERIABANK Corp.	10,918	462,814
	Imperial Capital Bancorp, Inc.	600	552

21

	Independence Holding Co.	8,956	26,868
#	Independent Bank Corp. (453836108)	11,000	203,940
#	Independent Bank Corp. (453838104)	5,774	9,181
	Indiana Community Bancorp	2,163	25,761
	Infinity Property & Casualty Corp.	13,328	511,795
	Integra Bank Corp.	11,844	19,069
*	IntercontinentalExchange, Inc.	200	11,386
*	International Assets Holding Corp.	1,666	11,245
	International Bancshares Corp.	41,609	758,116
	Intervest Bancshares Corp.	5,400	20,250
	Invesco, Ltd. ADR	44,971	530,208
*	Investment Technology Group, Inc.	10,600	229,808
*	Investors Bancorp, Inc.	56,600	604,488
	Investors Capital Holdings, Ltd.	2,848	5,340
	Investors Title Co.	1,068	35,879
#	Irwin Financial Corp.	3,100	7,409
	Janus Capital Group, Inc.	24,100	126,525
#	Jefferies Group, Inc.	22,500	259,650
	Jefferson Bancshares, Inc.	2,270	17,524
* #	Jesup & Lamont, Inc.	1,800	990
#	Jones Lang LaSalle, Inc.	2,700	63,747
	JPMorgan Chase & Co.	546,381	13,938,179
* #	KBW, Inc.	11,248	211,237
	Kearny Financial Corp.	55,821	602,309
	Kentucky First Federal Bancorp	1,115	11,150
	KeyCorp	230,793	1,680,173
	K-Fed Bancorp	9,358	74,864
*	Knight Capital Group, Inc.	28,300	510,249
*	LaBranche & Co., Inc.	4,900	33,614
	Lakeland Bancorp, Inc.	21,900	171,039
	Lakeland Financial Corp.	10,247	211,088
	LandAmerica Financial Group, Inc.	1,700	96
	Landmark Bancorp, Inc.	646	11,379
	Legacy Bancorp, Inc.	6,832	68,388
#	Legg Mason, Inc.	52,000	835,120
* #	Leucadia National Corp.	15,200	241,984
#	Life Partners Holdings, Inc.	2,441	92,758
	Lincoln National Corp.	62,480	945,322
*	Liquidity Services, Inc.	12,100	86,273
	LNB Bancorp, Inc.	3,340	19,038
	Loews Corp.	46,399	1,132,136
*	LoopNet, Inc.	18,279	118,813
	LSB Corp.	2,282	17,891
	LSB Financial Corp.	426	4,643
#	M&T Bank Corp.	47,200	1,836,552
	Macatawa Bank Corp.	13,636	36,954
	MainSource Financial Group, Inc.	18,828	183,950
*	Markel Corp.	1,250	337,537
*	MarketAxess Holdings, Inc.	25,722	198,574
*	Marlin Business Services, Inc.	7,376	29,283
	Marsh & McLennan Companies, Inc.	26,000	502,580
#	Marshall & Ilsley Corp.	105,994	605,226
	Mayflower Bancorp, Inc.	325	1,869
	MB Financial, Inc.	27,140	443,468
* #	MBIA, Inc.	250,743	967,868

22

#	MBT Financial Corp.	8,765	23,052
	Meadowbrook Insurance Group, Inc.	53,392	324,089
	Medallion Financial Corp.	9,390	63,476
#	Mercantile Bancorp, Inc.	3,683	36,830
	Mercantile Bank Corp.	1,506	7,108
	Mercer Insurance Group, Inc.	4,614	62,797
	Merchants Bancshares, Inc.	3,461	67,663
#	Mercury General Corp.	36,400	1,410,136
	Meta Financial Group, Inc.	50	463
	MetLife, Inc.	84,340	2,423,088
	MetroCorp Bancshares, Inc.	5,373	25,468
	MicroFinancial, Inc.	6,400	15,680
	Mid Penn Bancorp, Inc.	536	10,050
	MidSouth Bancorp, Inc.	2,991	28,863
	Midwest Banc Holdings, Inc.	11,494	13,448
	MidWestOne Financial Group, Inc.	683	5,805
	Monroe Bancorp	979	8,625
	Morgan Stanley	45,100	912,373
*	Move, Inc.	45,804	77,409
	MutualFirst Financial, Inc.	1,782	12,260
#	Nara Bancorp, Inc.	24,100	142,431
#	National Financial Partners Corp.	13,800	35,466
	National Interstate Corp.	10,752	170,742
#	National Penn Bancshares, Inc.	66,745	646,092
	National Security Group, Inc.	147	1,029
	National Western Life Insurance Co. Class A	1,324	164,348
	Naugatuck Valley Financial Corp.	126	687
*	Navigators Group, Inc.	16,089	826,009
#	NBT Bancorp, Inc.	18,687	426,811
	Nelnet, Inc. Class A	27,755	383,574
*	New Century Bancorp, Inc.	200	980
	New England Bancshares, Inc.	3,574	23,231
	New Hampshire Thrift Bancshares, Inc.	2,109	16,872
	New Westfield Financial, Inc.	28,343	272,943
#	New York Community Bancorp, Inc.	44,390	588,167
	NewAlliance Bancshares, Inc.	97,200	1,068,228
	NewBridge Bancorp	4,946	10,881
*	NewStar Financial, Inc.	2,640	7,814
*	Newtek Business Services, Inc.	1,367	349
* #	NexCen Brands, Inc.	19,400	1,164
*	Nexity Financial Corp.	1,539	1,070
	North Valley Bancorp	1,300	4,849
	Northeast Bancorp	400	3,274
	Northeast Community Bancorp, Inc.	7,697	60,421
	Northern Trust Corp.	5,300	304,856
	Northfield Bancorp, Inc.	8,985	89,311
	Northrim Bancorp, Inc.	3,919	39,425
	Northwest Bancorp, Inc.	28,535	529,610
	NYMAGIC, Inc.	4,100	69,946
#	NYSE Euronext, Inc.	9,359	205,898
	Ocean Shore Holding Co.	6,810	46,308
	OceanFirst Financial Corp.	8,435	108,137
*	Ocwen Financial Corp.	38,377	341,555
	Odyssey Re Holdings Corp.	47,000	2,211,350
	Ohio Valley Banc Corp.	1,153	21,734

23

	Old National Bancorp	52,400	667,052
	Old Republic International Corp.	188,189	1,942,110
#	Old Second Bancorp, Inc.	5,660	50,600
	OneBeacon Insurance Group, Ltd.	10,640	89,908
#	optionsXpress Holding, Inc.	16,874	183,758
*	Oritani Financial Corp.	6,296	93,873
	PAB Bankshares, Inc.	2,754	10,327
#	Pacific Capital Bancorp	31,916	338,629
	Pacific Continental Corp.	3,975	50,164
	Pacific Mercantile Bancorp	8,108	34,054
*	Pacific Premier Bancorp, Inc.	2,106	7,582
*	Pacific State Bancorp	400	1,052
#	PacWest Bancorp	26,100	441,351
	Pamrapo Bancorp, Inc.	3,350	23,316
	Park Bancorp, Inc.	200	858
#	Park National Corp.	11,130	603,802
	Parkvale Financial Corp.	2,712	33,276
	Patriot National Bancorp	1,200	8,376
	Peapack-Gladstone Financial Corp.	3,997	87,934
*	Penn Treaty American Corp.	13,300	1,928
	Penns Woods Bancorp, Inc.	1,002	24,023
*	Pennsylvania Commerce Bancorp, Inc.	4,208	86,264
*	Penson Worldwide, Inc.	9,155	54,747
	Peoples Bancorp of North Carolina	3,297	26,376
	Peoples Bancorp, Inc. (709788202)	1,500	14,325
	Peoples Bancorp, Inc. (709789101)	9,583	96,501
*	Peoples Community Bancorp	899	180
	People’s United Financial, Inc.	33,660	550,678
* #	PHH Corp.	16,000	176,800
*	PICO Holdings, Inc.	14,480	368,082
	Pinnacle Bancshares, Inc.	200	1,600
*	Pinnacle Financial Partners, Inc.	15,571	367,943
*	Piper Jaffray Companies, Inc.	2,000	57,420
*	PMA Capital Corp. Class A	15,119	83,306
	PMI Group, Inc.	4,600	6,394
	PNC Financial Services Group, Inc.	24,725	804,057
	Porter Bancorp, Inc.	6,221	76,207
*	Portfolio Recovery Associates, Inc.	6,983	164,729
	Preferred Bank	6,000	33,420
	Premier Financial Bancorp, Inc.	2,162	13,188
	Presidential Life Corp.	1,900	18,373
	Princeton National Bancorp, Inc.	2,474	44,532
	Principal Financial Group, Inc.	13,080	216,997
#	PrivateBancorp, Inc.	17,900	260,982
*	ProAssurance Corp.	25,900	1,224,034
* #	Progressive Corp.	16,600	201,690
#	Prosperity Bancshares, Inc.	37,500	1,014,375
	Protective Life Corp.	49,300	408,204
	Providence Community Bancshares, Inc.	300	1,950
	Provident Bankshares Corp.	16,567	106,360
	Provident Financial Holdings, Inc.	9,500	42,750
#	Provident Financial Services, Inc.	47,764	522,061
	Provident New York Bancorp	32,892	312,474
	Prudential Bancorp, Inc. of Pennsylvania	5,398	56,571
	Prudential Financial, Inc.	25,400	654,050

24

	PSB Holdings, Inc.	3,137	12,548
#	Pulaski Financial Corp.	6,577	47,026
	QC Holdings, Inc.	11,497	48,862
	Radian Group, Inc.	10,400	33,488
#	Raymond James Financial, Inc.	15,650	289,681
#	Regions Financial Corp.	265,655	919,166
#	Reinsurance Group of America, Inc.	59,129	2,106,766
	Renasant Corp.	21,793	263,913
#	Republic Bancorp, Inc. Class A	6,219	111,942
*	Republic First Bancorp, Inc.	5,474	41,164
	Resource America, Inc.	7,478	30,510
*	Rewards Network, Inc.	21,800	57,552
	Riverview Bancorp, Inc.	5,024	17,333
	RLI Corp.	15,300	864,297
	Rockville Financial, Inc.	12,971	148,129
	Roma Financial Corp.	8,422	95,842
	Rome Bancorp, Inc.	5,356	41,616
	Royal Bancshares of Pennsylvania, Inc. Class A	4,880	18,544
	Rurban Financial Corp.	3,194	24,913
#	S&T Bancorp, Inc.	15,171	385,799
#	S.Y. Bancorp, Inc.	9,145	208,323
	Safety Insurance Group, Inc.	13,393	469,023
	Salisbury Bancorp, Inc.	756	17,955
	Sanders Morris Harris Group, Inc.	16,057	66,797
#	Sandy Spring Bancorp, Inc.	11,595	163,721
	SCBT Financial Corp.	5,572	149,664
*	Seabright Insurance Holdings	19,615	203,408
	Seacoast Banking Corp. of Florida	16,702	76,662
#	Security Bank Corp.	1,821	1,457
*	Security National Financial Corp. Class A	578	1,284
	Selective Insurance Group, Inc.	43,565	668,723
	Shore Bancshares, Inc.	4,135	71,205
	SI Financial Group, Inc.	2,598	16,237
	Siebert Financial Corp.	9,393	14,371
#	Sierra Bancorp	7,216	88,396
* #	Signature Bank	18,100	464,989
#	Simmons First National Corp. Class A	9,448	232,799
#	Smithtown Bancorp, Inc.	7,886	108,669
	Somerset Hills Bancorp	964	5,919
	South Financial Group, Inc.	113,479	213,341
	South Street Financial Corp.	400	1,260
*	Southcoast Financial Corp.	3,941	12,020
	Southern Community Financial Corp.	7,493	27,050
*	Southern Connecticut Bancorp, Inc.	700	4,760
*	Southern First Bancshares, Inc.	1,884	11,398
	Southern Missouri Bancorp, Inc.	538	5,380
	Southside Bancshares, Inc.	7,288	138,618
	Southwest Bancorp, Inc.	13,970	146,406
	Southwest Georgia Financial Corp.	1,854	17,057
	StanCorp Financial Group, Inc.	16,250	419,575
	State Auto Financial Corp.	33,689	744,527
	State Bancorp, Inc.	11,070	66,420
#	State Street Corp.	10,524	244,893
#	StellarOne Corp.	16,042	209,188
	Sterling Bancorp	17,266	190,271

25

	Sterling Bancshares, Inc.	45,537	253,186
#	Sterling Financial Corp.	25,795	47,721
	Stewart Information Services Corp.	10,325	153,223
*	Stifel Financial Corp.	13,200	462,528
*	Stratus Properties, Inc.	6,016	50,595
#	Student Loan Corp.	2,502	117,444
	Suffolk Bancorp	6,277	191,511
*	Sun American Bancorp	2,120	636
*	Sun Bancorp, Inc.	22,223	125,782
	SunTrust Banks, Inc.	56,615	694,100
*	Superior Bancorp	3,990	10,933
#	Susquehanna Bancshares, Inc.	102,352	1,125,872
*	Susser Holdings Corp.	3,080	40,256
	Sussex Bancorp	1,090	5,177
* #	SVB Financial Group	16,641	345,634
	SWS Group, Inc.	12,877	188,648
#	Synovus Financial Corp.	350,450	1,387,782
#	T. Rowe Price Group, Inc.	5,200	143,416
	Taylor Capital Group, Inc.	9,048	57,817
	TCF Financial Corp.	14,754	182,802
*	TD Ameritrade Holding Corp.	13,986	157,203
	Team Financial, Inc.	200	57
	Teche Holding Co.	515	14,677
*	Tejon Ranch Co.	2,793	61,027
	Temecula Valley Bancorp, Inc.	3,347	3,849
*	Tennessee Commerce Bancorp, Inc.	2,100	21,525
*	Texas Capital Bancshares, Inc.	21,300	240,477
	TF Financial Corp.	1,506	27,033
	TFS Financial Corp.	11,560	148,662
*	The Bancorp, Inc.	4,700	14,523
	The Goldman Sachs Group, Inc.	7,800	629,694
*	The Intergroup Corp.	235	2,808
*	The NASDAQ OMX Group, Inc.	14,300	312,026
	The Phoenix Companies, Inc.	175,600	307,300
	The Savannah Bancorp, Inc.	1,871	17,007
* #	The St. Joe Co.	3,600	86,580
	The Travelers Companies, Inc.	73,100	2,824,584
#	The Wilber Corp.	5,469	40,580
*	thinkorswim Group, Inc.	34,597	260,169
	Thomas Properties Group, Inc.	9,936	19,872
*	Thomas Weisel Partners Group, Inc.	27,594	85,265
#	TIB Financial Corp.	4,694	18,682
*	Tidelands Bancshares, Inc.	2,183	6,331
	TierOne Corp.	4,900	7,889
	Timberland Bancorp, Inc.	2,484	14,581
#	Tompkins Financial Corp.	5,230	262,284
#	Torchmark Corp.	10,800	324,000
	Tower Financial Corp.	1,049	5,560
#	Tower Group, Inc.	10,900	273,263
	TowneBank	2,000	41,680
* #	Tradestation Group, Inc.	35,164	193,754
	Transatlantic Holdings, Inc.	37,169	1,194,983
*	Tree.com, Inc.	3,474	13,792
#	TriCo Bancshares	12,552	252,797
	TrustCo Bank Corp.	32,400	217,080

26

	Trustmark Corp.	46,300	939,890
#	U.S. Bancorp	42,563	631,635
	UCBH Holdings, Inc.	74,072	172,588
#	UMB Financial Corp.	27,396	1,061,321
	Umpqua Holdings Corp.	66,244	649,191
	Union Bankshares Corp.	11,135	174,040
	Union Bankshares, Inc.	1,370	24,612
*	United America Indemnity, Ltd.	8,099	85,687
	United Bancshares, Inc. (909458101)	1,876	17,888
	United Bancshares, Inc. (909907107)	17,728	372,111
*	United Capital Corp.	5,037	97,718
#	United Community Banks, Inc.	15,912	81,947
	United Community Financial Corp.	7,148	3,645
	United Financial Bancorp, Inc.	14,580	199,892
	United Fire & Casualty Co.	35,911	720,016
*	United PanAm Financial Corp.	6,500	6,955
	United Security Bancshares, Inc. (911459105)	600	10,218
#	United Security Bancshares, Inc. (911460103)	8,520	70,034
	United Western Bancorp, Inc.	6,044	49,138
#	Unitrin, Inc.	66,776	852,062
	Unity Bancorp, Inc.	3,433	12,118
*	Universal American Corp.	60,499	597,125
	Universal Insurance Holdings, Inc.	29,919	108,307
	Univest Corp. of Pennsylvania	10,516	240,816
	Unum Group	203,475	2,881,206
#	Valley National Bancorp	20,899	272,105
	ViewPoint Financial Group	10,175	145,197
#	Vineyard National Bancorp Co.	4,150	704
*	Virginia Commerce Bancorp, Inc.	9,522	39,707
*	Virtus Investment Partners, Inc.	595	3,606
	VIST Financial Corp.	3,772	28,554
	W. R. Berkley Corp.	76,900	2,036,312
*	Waccamaw Bankshares, Inc.	468	1,923
	Waddell & Reed Financial, Inc.	2,700	38,124
	Wainwright Bank & Trust Co.	5,467	41,987
	Washington Banking Co.	3,720	32,141
#	Washington Federal, Inc.	94,012	1,154,467
#	Washington Trust Bancorp, Inc.	11,337	185,473
*	Waterstone Financial, Inc.	23,239	57,400
	Wayne Savings Bancshares, Inc.	1,484	10,388
#	Webster Financial Corp.	48,183	201,405
	Wells Fargo & Co.	159,494	3,014,437
	Wesbanco, Inc.	18,715	386,652
	Wesco Financial Corp.	2,793	842,397
#	West Bancorporation	13,936	112,882
	West Coast Bancorp	9,800	29,106
	Westamerica Bancorporation	12,600	538,398
* #	Western Alliance Bancorp	13,035	99,196
	Westwood Holdings Group, Inc.	1,038	28,815
	White Mountains Insurance Group, Ltd.	5,583	1,348,295
*	White River Capital, Inc.	1,800	10,980
	Whitney Holding Corp.	76,073	988,188
#	Wilmington Trust Corp.	18,700	256,003
	Wilshire Bancorp, Inc.	16,788	115,166
	Wintrust Financial Corp.	23,599	315,519

27

* #	World Acceptance Corp.	10,847	207,720
	WSB Holdings, Inc.	4,002	10,605
	WSFS Financial Corp.	600	15,480
	WVS Financial Corp.	1,627	26,317
	Yadkin Valley Financial Corp.	10,500	96,495
	Zenith National Insurance Corp.	29,700	832,788
#	Zions Bancorporation	61,978	924,712
*	ZipRealty, Inc.	13,533	39,110
Total Financials			180,498,054

Health Care — (7.7%)
*	A.D.A.M., Inc.	3,987	12,858
* #	Abaxis, Inc.	6,160	97,451
*	ABIOMED, Inc.	9,600	129,504
* #	Abraxis Bioscience, Inc.	1,325	91,968
*	Accelr8 Technology Corp.	2,200	4,818
*	Accelrys, Inc.	17,813	67,333
* #	Accentia Biopharmaceuticals, Inc.	5,742	976
* #	Accuray, Inc.	3,104	19,183
*	Achillion Pharmaceuticals, Inc.	4,602	5,246
* #	Acorda Therapeutics, Inc.	896	21,979
*	Acusphere, Inc.	9,205	377
*	Adeona Pharmaceuticals, Inc.	2,300	437
*	Advanced Life Sciences Holdings, Inc.	5,900	1,829
* #	Advanced Medical Optics, Inc.	23,942	526,006
* #	ADVENTRX Pharmaceuticals, Inc.	14,863	1,486
	Aetna, Inc.	23,068	715,108
*	Affymax, Inc.	4,700	61,100
*	Affymetrix, Inc.	29,927	95,168
*	Air Methods Corp.	6,160	120,120
*	Akorn, Inc.	22,086	49,252
*	Albany Molecular Research, Inc.	16,664	142,810
*	Alexion Pharmaceuticals, Inc.	5,000	184,350
*	Alexza Pharmaceuticals, Inc.	16,594	47,957
* #	Align Technology, Inc.	12,580	99,130
* #	Alkermes, Inc.	8,000	91,760
*	Alliance Imaging, Inc.	11,900	105,434
*	Allied Healthcare Products, Inc.	2,858	12,261
*	Allion Healthcare, Inc.	17,160	78,421
*	Allos Therapeutics, Inc.	9,400	73,602
	Allscripts-Misys Healthcare Solutions, Inc.	10,951	92,207
* #	Almost Family, Inc.	754	23,253
* #	Alnylam Pharmaceuticals, Inc.	9,459	199,490
*	AMAG Pharmaceuticals, Inc.	1,000	35,250
* #	Amedisys, Inc.	3,967	163,559
*	America Services Group, Inc.	6,697	76,346
*	American Dental Partners, Inc.	7,830	52,539
*	American Medical Systems Holdings, Inc.	17,336	185,495
*	American Shared Hospital Services	900	1,440
* #	AMERIGROUP Corp.	42,400	1,185,928
	AmerisourceBergen Corp.	13,200	479,424
*	Amgen, Inc.	22,150	1,214,928
*	AMICAS, Inc.	19,007	30,506
*	AMN Healthcare Services, Inc.	21,842	148,526
*	Amsurg Corp.	18,967	371,564

28

*	Amylin Pharmaceuticals, Inc.	1,100	12,716
*	Anadys Pharmaceuticals, Inc.	9,043	47,114
	Analogic Corp.	5,490	137,250
*	AngioDynamics, Inc.	19,494	265,118
*	Anika Therapeutics, Inc.	4,625	18,870
*	Antigenics, Inc.	4,464	1,696
* #	Arca Biopharma, Inc.	310	1,578
*	Arcadia Resources, Inc.	7,318	3,293
*	Ardea Biosciences, Inc.	1,393	17,343
* #	Arena Pharmaceuticals, Inc.	71,631	296,552
*	Arqule, Inc.	28,700	113,365
* #	Array BioPharma, Inc.	13,395	53,580
*	Arrhythmia Research Technology, Inc.	600	1,380
*	ArthroCare Corp.	7,259	50,232
*	Aspect Medical Systems, Inc.	15,416	58,581
*	Assisted Living Concepts, Inc.	36,766	145,961
*	AtriCure, Inc.	3,976	5,368
	Atrion Corp.	586	47,935
*	ATS Medical, Inc.	47,174	119,350
*	Auxilium Pharmaceuticals, Inc.	4,100	125,296
*	Avalon Pharmaceuticals, Inc.	6,200	2,108
#	Bard (C.R.), Inc.	3,500	299,495
#	Beckman Coulter, Inc.	5,100	253,572
*	Bioanalytical Systems, Inc.	1,915	2,920
* #	BioCryst Pharmaceuticals, Inc.	25,800	49,020
* #	Biogen Idec, Inc.	8,070	392,606
*	Bio-Imaging Technologies, Inc.	9,181	30,940
* #	BioMarin Pharmaceutical, Inc.	5,900	113,634
* #	BioMimetic Therapeutics, Inc.	12,940	104,426
*	Bio-Rad Laboratories, Inc. Class A	4,900	311,346
*	Bio-Rad Laboratories, Inc. Class B	1,200	77,292
* #	Bio-Reference Laboratories, Inc.	4,275	104,310
*	BioScrip, Inc.	25,532	43,149
*	BioSphere Medical, Inc.	5,612	15,994
*	Boston Scientific Corp.	38,800	344,156
*	Bovie Medical Corp.	5,200	35,100
#	Brookdale Senior Living, Inc.	16,900	114,920
*	Bruker BioSciences Corp.	13,400	54,002
*	BSD Medical Corp.	4,900	16,219
*	Cadence Pharmaceuticals, Inc.	11,800	84,960
	Cambrex Corp.	26,899	87,960
*	Cantel Medical Corp.	14,700	220,353
*	Capital Senior Living Corp.	23,449	61,671
*	Caraco Pharmaceutical Laboratories, Ltd.	6,208	28,557
*	Cardiac Science Corp.	16,662	89,475
	Cardinal Health, Inc.	10,000	376,500
*	Catalyst Health Solutions, Inc.	4,800	105,696
*	Celera Corp.	44,419	374,896
*	Celgene Corp.	2,844	150,590
*	Cell Therapeutics, Inc.	440	37
* #	Celldex Therapeutics, Inc.	390	2,898
*	Celsion Corp.	1,400	3,234
*	Centene Corp.	28,800	510,624
* #	Cephalon, Inc.	3,108	239,875
* #	Cepheid, Inc.	13,400	99,696

29

* #	Cerner Corp.	2,700	91,044
* #	Charles River Laboratories International, Inc.	7,700	187,957
	Chemed Corp.	5,900	236,767
	Cigna Corp.	7,400	128,464
* #	Clinical Data, Inc.	9,614	74,797
* #	CombiMatrix Corp.	3,955	30,968
*	CombinatoRx, Inc.	5,440	4,026
*	Community Health Systems, Inc.	111,300	2,074,632
	Computer Programs & Systems, Inc.	3,167	79,587
*	Conceptus, Inc.	15,100	216,836
*	CONMED Corp.	24,300	380,295
*	Continucare Corp.	33,703	67,406
#	Cooper Companies, Inc.	36,090	684,627
*	Cornerstone Therapeutics, Inc.	1,700	6,715
*	Corvel Corp.	5,591	98,625
*	Covance, Inc.	2,300	88,780
*	Coventry Health Care, Inc.	9,900	149,787
*	CPEX Pharmaceuticals, Inc.	930	6,464
*	Cross Country Healthcare, Inc.	14,900	111,601
*	CryoLife, Inc.	9,400	77,456
* #	Cubist Pharmaceuticals, Inc.	6,400	137,024
*	Cutera, Inc.	9,593	64,369
* #	CV Therapeutics, Inc.	15,400	241,010
* #	Cyberonics, Inc.	5,069	78,012
*	Cynosure, Inc. Class A	5,800	45,356
*	Cypress Bioscience, Inc.	33,700	286,450
*	Cytokinetics, Inc.	31,800	67,416
*	Cytomedix, Inc.	3,900	1,170
*	Cytori Therapeutics, Inc.	2,800	13,776
	Datascope Corp.	10,950	580,733
* #	DaVita, Inc.	6,800	319,600
	Daxor Corp.	4,092	65,472
*	Dendreon Corp.	18,191	61,304
#	DENTSPLY International, Inc.	5,200	139,932
*	Dexcom, Inc.	7,000	22,610
*	Dialysis Corp. of America	4,926	32,462
*	Digirad Corp.	1,500	1,305
*	Dionex Corp.	1,398	70,795
* #	Durect Corp.	23,066	65,277
*	DUSA Pharmaceuticals, Inc.	4,400	4,972
*	Dyax Corp.	26,547	89,198
*	Dynacq Healthcare, Inc.	1,832	6,870
* #	Eclipsys Corp.	7,800	68,328
* #	Edwards Lifesciences Corp.	6,100	350,689
*	Elite Pharmaceuticals, Inc.	2,100	147
* #	Emageon, Inc.	4,900	11,907
* #	Emergency Medical Services Corp. Class A	5,000	167,600
*	Emergent Biosolutions, Inc.	20,858	457,416
* #	Emeritus Corp.	28,900	239,003
*	Encision, Inc.	800	808
* #	Endo Pharmaceuticals Holdings, Inc.	3,100	69,657
*	Endologix, Inc.	20,585	32,730
*	ENTREMED, Inc.	1,700	282
*	Enzo Biochem, Inc.	16,900	82,641
* #	Enzon Pharmaceuticals, Inc.	13,000	84,630

30

*	eResearch Technology, Inc.	13,063	75,635
*	ev3, Inc.	54,832	296,641
* #	Evotec AG Sponsored ADR	6,799	12,238
*	Exact Sciences Corp.	5,900	8,791
*	Exactech, Inc.	7,170	91,346
* #	Exelixis, Inc.	23,616	116,427
*	Facet Biotech Corp.	884	5,375
* #	Farville, Inc.	12,411	1,489
*	Forest Laboratories, Inc.	7,900	197,816
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	8,655
*	Genomic Health, Inc.	7,100	151,940
*	Gen-Probe, Inc.	2,500	112,550
* #	Gentiva Health Services, Inc.	27,645	698,866
* #	Genzyme Corp.	4,000	275,680
* #	Geron Corp.	39,340	308,426
* #	Greatbatch, Inc.	17,000	396,100
* #	GTx, Inc.	6,400	70,656
*	Haemonetics Corp.	5,800	343,070
* #	Halozyme Therapeutics, Inc.	15,725	90,733
* #	Hana Biosciences, Inc.	1,900	504
*	Hanger Orthopedic Group, Inc.	14,448	197,215
* #	Hansen Medical, Inc.	1,481	6,694
*	Harvard Bioscience, Inc.	26,779	68,822
*	Health Grades, Inc.	9,044	21,163
*	Health Net, Inc.	7,800	114,114
* #	HEALTHSOUTH Corp.	16,517	164,179
*	HealthSpring, Inc.	51,000	888,420
*	HealthStream, Inc.	17,502	34,654
*	HealthTronics, Inc.	26,921	49,535
*	Healthways, Inc.	2,700	37,314
* #	Henry Schein, Inc.	8,644	323,545
	Hill-Rom Holdings, Inc.	47,800	673,024
*	Hi-Tech Pharmacal Co., Inc.	9,666	51,810
*	HLTH Corp.	228	2,595
*	HMS Holdings Corp.	9,600	297,120
*	Hollis-Eden Pharmaceuticals, Inc.	3,586	2,152
* #	Hologic, Inc.	60,828	717,162
*	Home Diagnostics, Inc.	9,466	66,073
	Hooper Holmes, Inc.	8,823	2,029
* #	Hospira, Inc.	13,200	328,680
* #	Humana, Inc.	18,823	713,956
*	iBioPharma, Inc.	900	198
*	ICU Medical, Inc.	10,600	323,406
* #	Idenix Pharmaceuticals, Inc.	14,903	86,586
*	Idera Pharmaceuticals, Inc.	5,200	36,400
* #	IDEXX Laboratories, Inc.	1,200	39,360
*	IDM Pharma, Inc.	14,411	24,499
*	I-Flow Corp.	14,048	57,737
* #	Illumina, Inc.	9,020	246,787
*	Immtech International, Inc.	1,819	364
*	Immucor, Inc.	5,250	145,478
* #	ImmunoGen, Inc.	15,005	62,571
*	Implant Sciences Corp.	2,491	399
* #	Incyte Corp.	15,200	44,536
*	Indevus Pharmaceuticals, Inc.	21,829	116,130

31

*	Infinity Pharmaceuticals, Inc.	8,315	67,518
* #	Inspire Pharmaceuticals, Inc.	21,300	80,940
* #	Integra LifeSciences Holdings	2,900	80,446
*	IntegraMed America, Inc.	6,489	46,072
*	Interleukin Genetics, Inc.	2,200	528
* #	InterMune, Inc.	7,380	84,427
* #	Introgen Therapeutics, Inc.	8,777	193
* #	Intuitive Surgical, Inc.	1,500	154,845
	Invacare Corp.	29,800	567,988
*	InVentiv Health, Inc.	14,573	139,026
* #	Inverness Medical Innovations, Inc.	17,036	416,871
*	Iridex Corp.	1,600	1,120
*	IRIS International, Inc.	7,800	77,688
*	Isis Pharmaceuticals, Inc.	12,670	179,027
* #	Isolagen, Inc.	5,096	1,427
*	IsoRay, Inc.	8,600	2,408
*	ISTA Pharmaceuticals, Inc.	8,089	8,413
*	Kendle International, Inc.	5,000	95,500
*	Kensey Nash Corp.	9,515	196,675
*	Keryx Biopharmaceuticals, Inc.	10,861	2,102
	Kewaunee Scientific Corp.	1,200	10,320
*	Kindred Healthcare, Inc.	15,800	214,406
*	Kinetic Concepts, Inc.	3,304	79,626
*	King Pharmaceuticals, Inc.	239,100	2,089,734
*	K-V Pharmaceutical Co. Class A	7,861	5,110
*	K-V Pharmaceutical Co. Class B	2,700	3,780
* #	Laboratory Corp. of America Holdings	2,800	165,760
#	Landauer, Inc.	2,300	157,734
*	Langer, Inc.	4,397	2,199
*	Lannet Co., Inc.	18,378	97,403
	LCA-Vision, Inc.	4,100	10,332
*	LeMaitre Vascular, Inc.	1,000	2,155
*	Lexicon Pharmaceuticals, Inc.	104,304	124,122
* #	LHC Group, Inc.	7,000	186,270
* #	Life Technologies Corp.	27,068	689,151
* #	LifePoint Hospitals, Inc.	61,551	1,387,360
*	Ligand Pharmaceuticals, Inc. Class B	32,274	68,421
* #	Lincare Holdings, Inc.	9,100	218,855
* #	Luminex Corp.	15,900	323,883
*	Magellan Health Services, Inc.	15,139	548,335
*	Magyar Bancorp, Inc.	1,267	6,018
* #	Mannkind Corp.	28,630	101,637
	Martek Biosciences Corp.	19,326	511,173
*	Matrixx Initiatives, Inc.	7,197	124,436
*	Maxygen, Inc.	24,932	213,418
#	McKesson Corp.	6,400	282,880
* #	Medarex, Inc.	46,800	279,396
*	MedCath Corp.	16,276	102,376
*	Medco Health Solutions, Inc.	12,000	539,160
*	Medical Action Industries, Inc.	14,032	120,675
*	Medical Staffing Network Holdings, Inc.	12,268	2,576
*	MediciNova, Inc.	492	1,109
#	Medicis Pharmaceutical Corp. Class A	43,002	599,018
* #	Medivation, Inc.	5,300	99,375
*	Mednax, Inc.	5,100	171,207

32

*	MEDTOX Scientific, Inc.	5,629	35,688
	Merge Healthcare, Inc.	14,408	22,909
	Meridian Bioscience, Inc.	6,629	140,933
*	Merit Medical Systems, Inc.	13,545	208,458
*	Metabasis Therapeutics, Inc.	5,585	2,653
*	Metabolix, Inc.	300	2,532
*	Metropolitan Health Networks, Inc.	21,437	31,727
* #	Micromet, Inc.	14,266	56,493
*	Micrus Endovascular Corp.	4,500	50,760
* #	MiddleBrook Pharmaceuticals, Inc.	6,433	9,006
* #	Millipore Corp.	1,600	88,256
* #	Minrad International, Inc.	13,100	1,572
*	Molecular Insight Pharmaceuticals, Inc.	10,866	28,904
* #	Molina Healthcare, Inc.	21,100	370,094
*	Momenta Pharmaceuticals, Inc.	13,200	142,956
* #	Monogram Biosciences, Inc.	183	503
*	MTS Medication Technologies	700	2,632
*	MWI Veterinary Supply, Inc.	7,334	153,501
*	Mylan, Inc.	9,400	106,502
* #	Myriad Genetics, Inc.	3,800	283,366
*	Nabi Biopharmaceuticals	51,660	213,356
*	National Dentex Corp.	2,560	9,984
#	National Healthcare Corp.	6,980	317,590
	National Research Corp.	1,000	22,650
*	Natus Medical, Inc.	10,400	80,496
*	Nektar Therapeutics	17,347	71,296
* #	Neogen Corp.	6,343	165,996
*	Neurocrine Biosciences, Inc.	31,195	103,567
*	Nighthawk Radiology Holdings, Inc.	23,244	99,019
* #	Northfield Laboratories, Inc.	6,600	5,346
*	Northstar Neuroscience, Inc.	22,500	42,750
*	Novacea, Inc.	2,476	2,228
* #	NovaMed, Inc.	22,344	66,138
*	Novavax, Inc.	23,052	36,653
* #	Noven Pharmaceuticals, Inc.	18,151	180,239
*	NPS Pharmaceuticals, Inc.	13,071	81,563
*	Nutraceutical International Corp.	6,592	57,614
* #	NuVasive, Inc.	3,690	137,785
* #	NxStage Medical, Inc.	8,363	28,685
*	Obagi Medical Products, Inc.	5,100	34,119
*	Odyssey Healthcare, Inc.	31,607	313,541
	Omnicare, Inc.	77,500	2,166,900
*	Omnicell, Inc.	14,688	114,713
* #	Onyx Pharmaceuticals, Inc.	4,600	139,978
*	Optimer Pharmaceuticals, Inc.	8,369	87,791
*	OraSure Technologies, Inc.	44,237	127,403
*	Orexigen Therapeutics, Inc.	4,005	16,060
*	Orthologic Corp.	2,900	1,189
*	Oscient Pharmaceuticals Corp.	1,500	315
* #	OSI Pharmaceuticals, Inc.	3,800	135,280
* #	Osiris Therapeutics, Inc.	5,352	107,308
*	Osteotech, Inc.	13,490	41,010
	Owens & Minor, Inc.	6,700	266,459
*	OxiGENE, Inc.	5,658	3,565
*	Pain Therapeutics, Inc.	18,200	120,848

33

*	Palatin Technologies, Inc.	5,137	514
*	Palomar Medical Technologies, Inc.	13,621	120,546
*	Par Pharmaceutical Cos., Inc.	31,204	384,121
*	Parexel International Corp.	12,400	122,636
* #	Patterson Companies, Inc.	6,832	125,640
*	PDI, Inc.	5,689	26,283
#	PDL BioPharma, Inc.	4,423	28,396
	PerkinElmer, Inc.	50,500	637,310
#	Perrigo Co.	14,700	431,445
#	Pfizer, Inc.	309,722	4,515,747
#	Pharmaceutical Products Development Service, Inc.	5,400	129,006
* #	PharMerica Corp.	14,292	234,960
* #	Phase Forward, Inc.	2,400	32,400
*	PHC, Inc.	6,105	7,265
* #	Poniard Pharmaceuticals, Inc.	3,954	9,490
*	Pozen, Inc.	6,700	48,106
* #	Progenics Pharmaceuticals, Inc.	18,600	135,594
*	Prospect Medical Holdings, Inc.	6,900	17,595
*	ProxyMed, Inc.	3,624	24
* #	PSS World Medical, Inc.	16,100	255,668
	Psychemedics Corp.	580	3,956
* #	Psychiatric Solutions, Inc.	27,848	724,048
*	QuadraMed Corp.	2,332	13,922
	Quest Diagnostics, Inc.	12,600	621,810
*	Questcor Pharmaceuticals, Inc.	4,200	27,090
* #	Quidel Corp.	8,200	100,860
* #	Quigley Corp.	6,052	28,747
*	Regeneration Technologies, Inc.	42,884	105,066
*	Regeneron Pharmaceuticals, Inc.	4,900	85,652
* #	RegeneRx Biopharmaceuticals, Inc.	4,082	2,980
*	RehabCare Group, Inc.	17,796	248,254
*	Repligen Corp.	29,849	122,082
* #	Repros Therapeutics, Inc.	4,271	42,625
*	Res-Care, Inc.	20,606	279,211
*	ResMed, Inc.	4,800	191,520
* #	Rigel Pharmaceuticals, Inc.	12,504	87,403
*	Rochester Medical Corp.	7,195	83,174
* #	Rockwell Medical Technologies, Inc.	6,490	23,104
*	Salix Pharmaceuticals, Ltd.	25,917	207,336
* #	Sangamo BioSciences, Inc.	9,995	41,479
*	Santarus, Inc.	10,900	18,421
* #	Savient Pharmaceuticals, Inc.	11,465	63,516
*	SCOLR Pharma, Inc.	1,570	1,083
* #	Seattle Genetics, Inc.	7,270	73,354
*	Senomyx, Inc.	20,144	71,511
*	SenoRx, Inc.	2,469	6,173
* #	Sequenom, Inc.	11,208	248,369
*	Sirona Dental Systems, Inc.	45,597	547,620
*	Skilled Healthcare Group, Inc.	1,100	9,163
*	Somanetics Corp.	9,850	144,204
*	SonoSite, Inc.	15,888	301,713
	Span-American Medical System, Inc.	3,329	34,455
*	Spectranetics Corp.	14,000	42,000
*	Spectrum Pharmaceuticals, Inc.	5,800	8,352
*	SRI/Surgical Express, Inc.	388	543

34

*	St. Jude Medical, Inc.	11,500	418,255
* #	STAAR Surgical Co.	13,837	26,982
* #	StemCells, Inc.	23,440	63,288
* #	Stereotaxis, Inc.	10,531	26,854
#	Steris Corp.	17,400	462,840
*	Strategic Diagnostics, Inc.	10,362	9,844
*	Sun Healthcare Group, Inc.	18,395	208,415
*	SunLink Health Systems, Inc.	897	834
*	SuperGen, Inc.	13,763	31,793
*	SurModics, Inc.	4,005	79,419
*	Symmetry Medical, Inc.	32,000	219,200
*	Synovis Life Technologies, Inc.	5,800	94,482
* #	Synta Pharmaceuticals Corp.	3,216	28,301
*	Targacept, Inc.	16,396	34,104
	Techne Corp.	1,595	95,652
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	4,390	181,966
* #	The Medicines Co.	8,718	111,590
*	Theragenics Corp.	14,207	18,327
* #	Theravance, Inc.	11,341	149,474
*	Thermo Fisher Scientific, Inc.	52,050	1,870,157
* #	Thoratec Corp.	32,500	941,525
*	TorreyPines Therapeutics, Inc.	6,437	1,730
* #	Triple-S Management Corp.	4,700	67,633
* ●	Tripos Escrow Shares	67	6
*	U.S. Physical Therapy, Inc.	9,890	120,658
*	United Therapeutics Corp.	2,500	169,875
	UnitedHealth Group, Inc.	18,500	524,105
#	Universal Health Services, Inc.	7,600	287,660
*	Urologix, Inc.	3,584	1,971
	Utah Medical Products, Inc.	2,703	65,656
#	Valeant Pharmaceuticals International	22,100	479,570
* #	Vanda Pharmaceuticals, Inc.	1,000	730
*	Varian, Inc.	8,600	239,424
*	Vascular Solutions, Inc.	2,377	21,868
* #	VCA Antech, Inc.	3,591	67,583
* #	Vertex Pharmaceuticals, Inc.	1,600	52,880
*	Vical, Inc.	4,413	8,517
*	ViroPharma, Inc.	37,423	449,076
*	Vital Images, Inc.	15,039	170,091
*	Vivus, Inc.	19,500	95,745
*	VNUS Medical Technologies	10,600	169,706
*	Volcano Corp.	2,300	30,061
*	Watson Pharmaceuticals, Inc.	53,400	1,456,752
*	WebMD Health Corp. Class A	990	23,206
*	WellPoint, Inc.	69,000	2,860,050
#	West Pharmaceutical Services, Inc.	8,005	265,926
* #	Wright Medical Group, Inc.	16,727	346,918
*	XenoPort, Inc.	3,100	80,972
	Young Innovations, Inc.	4,573	70,607
* #	Zila, Inc.	441	83
*	Zimmer Holdings, Inc.	5,000	182,000
*	Zoll Medical Corp.	13,400	214,534
*	Zymogenetics, Inc.	10,000	42,500
Total Health Care			75,805,058

35

Industrials — (10.4%)
*	3-D Systems Corp.	14,689	88,134
*	A. T. Cross Co. Class A	5,900	15,222
	A.O. Smith Corp.	17,015	467,572
#	AAON, Inc.	7,250	131,370
*	AAR Corp.	28,013	508,156
	ABM Industries, Inc.	24,181	359,088
*	ACCO Brands Corp.	35,600	68,352
*	Accuride Corp.	23,014	8,515
	Aceto Corp.	17,910	160,115
*	Active Power, Inc.	4,800	2,496
#	Actuant Corp.	16,600	273,568
#	Acuity Brands, Inc.	4,900	131,663
#	Administaff, Inc.	3,200	67,488
*	Aerosonic Corp.	970	825
* #	AeroVironment, Inc.	7,261	269,093
* #	AGCO Corp.	5,700	121,296
*	AirTran Holdings, Inc.	56,400	231,240
	Alamo Group, Inc.	6,960	87,348
*	Alaska Air Group, Inc.	36,500	962,140
	Albany International Corp. Class A	14,000	140,140
	Alexander & Baldwin, Inc.	49,560	1,092,302
* #	Alliant Techsystems, Inc.	2,000	161,620
* #	Allied Defense Group, Inc.	6,064	41,781
* #	Altra Holdings, Inc.	19,103	134,294
*	Amerco, Inc.	16,827	517,430
	American Ecology Corp.	4,359	86,962
#	American Railcar Industries, Inc.	11,862	99,522
*	American Reprographics Co.	7,238	44,007
	American Science & Engineering, Inc.	5,381	419,718
* #	American Superconductor Corp.	8,300	134,294
	American Woodmark Corp.	11,619	174,866
	Ameron International Corp.	7,300	363,905
#	Ametek, Inc.	4,320	138,067
	Ampco-Pittsburgh Corp.	6,770	125,177
* #	AMR Corp.	15,400	91,476
*	AMREP Corp.	5,440	150,960
*	APAC Customer Services, Inc.	7,537	10,703
	Apogee Enterprises, Inc.	22,900	234,725
	Applied Industrial Technologies, Inc.	16,374	258,545
	Applied Signal Technologies, Inc.	10,259	179,943
*	Argan, Inc.	3,599	39,949
*	Argon ST, Inc.	15,929	304,881
	Arkansas Best Corp.	16,607	388,438
* #	Astec Industries, Inc.	18,200	447,174
*	Astronics Corp.	3,700	27,972
*	Astronics Corp. Class B	325	2,763
*	Atlas Air Worldwide Holding, Inc.	14,255	206,840
*	Avalon Holding Corp. Class A	700	1,260
#	Avery Dennison Corp.	6,800	164,764
*	Avis Budget Group, Inc.	15,433	10,649
* #	Axsys Technologies, Inc.	4,300	183,610
* #	AZZ, Inc.	8,700	194,880
#	B.F. Goodrich Co.	8,008	309,589
#	Badger Meter, Inc.	5,600	132,104

36

*	Baker (Michael) Corp.	3,800	132,848
	Baldor Electric Co.	14,810	207,488
*	Baldwin Technology Co., Inc. Class A	9,083	10,445
	Barnes Group, Inc.	23,695	267,754
	Barrett Business Services, Inc.	9,551	93,982
* #	BE Aerospace, Inc.	5,508	53,262
*	Beacon Roofing Supply, Inc.	33,022	420,370
	Belden, Inc.	19,180	250,491
*	Blount International, Inc.	11,297	94,669
*	BlueLinx Holdings, Inc.	24,506	58,324
	Bowne & Co., Inc.	19,228	53,838
#	Brady Co. Class A	16,600	347,272
*	Breeze-Eastern Corp.	1,590	12,402
#	Briggs & Stratton Corp.	43,101	637,464
*	BTU International, Inc.	4,526	18,013
#	Bucyrus International, Inc.	1,500	23,250
*	Builders FirstSource, Inc.	12,452	15,316
	Burlington Northern Santa Fe Corp.	14,500	960,625
	C&D Technologies, Inc.	18,521	55,193
* #	Cano Petroleum, Inc.	2,900	1,798
	Carlisle Companies, Inc.	15,100	281,917
#	Cascade Corp.	10,610	242,863
*	Casella Waste Systems, Inc. Class A	16,398	45,258
* #	CBIZ, Inc.	46,200	375,606
	CDI Corp.	16,596	177,909
*	CECO Environmental Corp.	6,684	15,707
*	Celadon Group, Inc.	18,712	146,328
* #	Cenveo, Inc.	4,000	15,800
* #	Ceradyne, Inc.	17,010	388,168
	Champion Industries, Inc.	6,476	18,133
*	Channell Commercial Corp.	4,334	628
*	Chart Industries, Inc.	9,500	80,370
	Chase Corp.	5,603	61,353
	Chicago Rivet & Machine Co.	257	3,071
	Cintas Corp.	11,185	254,459
	CIRCOR International, Inc.	13,300	295,925
#	CLAROC, Inc.	4,900	148,666
*	Clean Harbors, Inc.	1,777	95,087
* #	Coleman Cable, Inc.	2,791	9,769
*	Columbus McKinnon Corp.	12,400	157,728
	Comfort Systems USA, Inc.	28,800	294,624
*	Competitive Technologies, Inc.	3,200	3,680
	CompX International, Inc.	2,300	13,018
*	COMSYS IT Partners, Inc.	12,212	24,424
*	Consolidated Graphics, Inc.	6,900	111,159
* #	Continental Airlines, Inc.	88,400	1,190,748
	Con-way, Inc.	16,700	367,901
#	Cooper Industries, Ltd.	5,500	148,005
*	Copart, Inc.	8,140	196,093
*	Cornell Companies, Inc.	12,130	185,104
	Corporate Executive Board Co.	6,386	128,997
* #	Corrections Corp. of America	19,100	263,198
* #	CoStar Group, Inc.	3,600	106,632
* #	Covanta Holding Corp.	13,700	236,873
*	Covenant Transport Group Class A	800	1,456

37

*	CPI Aerostructures, Inc.	4,487	22,435
*	CRA International, Inc.	8,885	186,674
	Crane Co.	6,700	116,714
	CSX Corp.	34,180	989,853
	Cubic Corp.	17,050	463,078
	Cummins, Inc.	5,600	134,288
#	Curtiss-Wright Corp.	10,800	348,840
#	Danaher Corp.	10,000	559,300
	Deere & Co.	5,200	180,648
* #	Delta Air Lines, Inc.	197,928	1,365,703
#	Deluxe Corp.	9,595	110,630
	Diamond Management & Technology Consultants, Inc.	19,345	50,297
#	Donaldson Co., Inc.	1,400	43,568
*	Double Eagle Petroleum Co.	6,820	39,965
	Dover Corp.	11,100	313,908
	Ducommun, Inc.	9,179	173,850
*	DXP Enterprises, Inc.	6,498	88,243
*	Dynamex, Inc.	8,677	96,141
	Dynamic Materials Corp.	8,325	101,066
*	DynCorp International, Inc. Class A	12,577	189,158
#	Eagle Bulk Shipping, Inc.	16,960	90,566
	Eastern Co.	4,410	48,598
#	Eaton Corp.	4,800	211,296
	Ecology & Environment, Inc. Class A	1,941	24,437
	Electro Rent Corp.	22,257	235,924
* #	EMCOR Group, Inc.	30,690	631,907
	Emerson Electric Co.	1,000	32,700
#	Encore Wire Corp.	19,306	318,742
* #	Ener1, Inc.	26,288	118,033
* #	Energy Conversion Devices, Inc.	23,200	583,944
*	EnerSys	31,710	288,878
*	ENGlobal Corp.	5,800	17,980
	Ennis, Inc.	25,100	280,869
* #	EnPro Industries, Inc.	21,672	396,598
*	Environmental Tectonics Corp.	400	480
	Equifax, Inc.	5,081	125,602
* #	ESCO Technologies, Inc.	9,400	333,136
	Espey Manufacturing & Electronics Corp.	3,027	51,096
*	Esterline Technologies Corp.	35,398	1,277,514
* #	Evergreen Solar, Inc.	62,567	138,273
*	Exide Technologies	26,710	96,957
*	Exponent, Inc.	6,760	165,755
#	EXX, Inc. Class A	4,600	3,358
#	Federal Signal Corp.	42,606	287,591
	FedEx Corp.	12,300	626,562
*	First Advantage Corp.	4,500	57,330
* #	Flanders Corp.	16,895	68,932
	Flowserve Corp.	2,900	154,599
#	Fluor Corp.	3,600	140,040
*	Fortune Industries, Inc.	800	336
#	Forward Air Corp.	3,200	64,832
	Franklin Electric Co., Inc.	8,600	223,514
	Freightcar America, Inc.	9,927	190,102
*	Frontier Airlines Holdings, Inc.	3,300	825
	Frozen Food Express Industries, Inc.	2,400	9,888

38

* #	FTI Consulting, Inc.	10,800	442,908
*	Fuel Tech, Inc.	5,171	51,762
*	FuelCell Energy, Inc.	23,000	88,780
* #	Furmanite Corp.	13,384	49,788
	G & K Services, Inc. Class A	9,253	170,718
*	Gardner Denver Machinery, Inc.	33,400	727,118
	GATX Corp.	50,400	1,214,640
	GenCorp, Inc.	16,213	47,018
*	General Cable Corp.	2,017	33,200
	General Dynamics Corp.	10,800	612,684
	General Electric Co.	267,064	3,239,486
* #	Genesee & Wyoming, Inc.	9,750	264,908
* #	GeoEye, Inc.	11,000	189,750
*	Global Cash Access, Inc.	24,622	66,726
#	Gorman-Rupp Co.	5,007	128,179
*	GP Strategies Corp.	12,573	49,160
#	Graco, Inc.	2,100	44,667
*	Graftech International, Ltd.	9,800	78,498
	Graham Corp.	2,750	27,390
#	Granite Construction, Inc.	10,554	371,712
	Great Lakes Dredge & Dock Corp.	10,560	35,270
	Greenbrier Companies, Inc.	16,400	91,020
*	Griffon Corp.	42,933	427,183
	Hardinge, Inc.	9,341	40,633
#	Harsco Corp.	4,800	113,856
*	Hawaiian Holdings, Inc.	51,268	208,661
#	Healthcare Services Group, Inc.	5,205	79,741
#	Heartland Express, Inc.	20,900	281,314
	HEICO Corp.	4,495	177,687
	HEICO Corp. Class A	9,056	263,439
#	Heidrick & Struggles International, Inc.	13,741	208,863
*	Henry Bros. Electronics, Inc.	2,900	16,458
*	Herley Industries, Inc.	2,600	28,964
	Herman Miller, Inc.	7,800	85,722
* #	Hexcel Corp.	5,900	48,911
*	Hill International, Inc.	8,214	45,177
	Hi-Shear Technology Corp.	1,200	10,800
	HNI Corp.	20,762	274,266
* #	Hoku Scientific, Inc.	16,127	41,124
#	Honeywell International, Inc.	5,800	190,298
#	Horizon Lines, Inc. Class A	4,200	14,448
#	Houston Wire & Cable Co.	8,276	59,173
*	HQ Sustainable Maritime Industries, Inc.	9,072	64,865
*	Hub Group, Inc. Class A	4,100	93,070
	Hubbell, Inc. Class A	1,400	41,510
#	Hubbell, Inc. Class B	7,980	247,380
*	Hudson Highland Group, Inc.	18,418	45,308
*	Hurco Companies, Inc.	4,400	62,392
* #	Huron Consulting Group, Inc.	1,400	69,972
*	Huttig Building Products, Inc.	9,970	3,490
* #	ICF International, Inc.	1,754	41,622
*	ICT Group, Inc.	7,113	27,598
#	IDEX Corp.	19,750	446,548
* #	IHS, Inc.	2,800	122,640
*	II-VI, Inc.	6,500	122,395

39

#	Illinois Tool Works, Inc.	6,200	202,492
* #	Ingersoll-Rand Co., Ltd. Class A	197	3,193
*	InnerWorkings, Inc.	10,568	34,980
*	Innotrac Corp.	2,916	3,266
	Innovative Solutions & Support, Inc.	12,559	39,058
* #	Insituform Technologies, Inc. Class A	19,425	364,413
	Insteel Industries, Inc.	12,965	99,831
* #	Integrated Electrical Services, Inc.	11,138	92,111
* #	InterDigital, Inc.	3,768	121,819
*	Interline Brands, Inc.	29,283	234,264
	International Shipholding Corp.	1,100	23,650
*	Intersections, Inc.	12,182	45,317
#	ITT Industries, Inc.	6,050	273,944
#	J.B. Hunt Transport Services, Inc.	6,000	133,620
* #	Jacobs Engineering Group, Inc.	3,600	139,212
* #	JetBlue Airways Corp.	219,588	1,236,280
#	John Bean Technologies Corp.	345	3,347
*	Kadant, Inc.	1,300	13,052
	Kaman Corp. Class A	15,146	289,137
* #	Kansas City Southern	23,860	433,298
#	Kaydon Corp.	7,830	212,976
	Kelly Services, Inc. Class A	48,033	435,179
	Kelly Services, Inc. Class B	700	9,835
*	Kenexa Corp.	14,800	100,492
	Kennametal, Inc.	71,251	1,142,866
*	Key Technology, Inc.	3,699	49,049
*	Kforce, Inc.	38,681	241,756
* #	Kirby Corp.	11,700	280,566
	Knight Transportation, Inc.	16,890	225,313
#	Knoll, Inc.	5,049	34,434
* #	Korn/Ferry International	29,726	279,424
* #	K-Tron International, Inc.	1,207	86,554
*	L.B. Foster Co. Class A	6,921	182,645
	L.S. Starrett Co. Class A	3,200	48,128
	L-3 Communications Holdings, Inc.	7,400	584,748
*	LaBarge, Inc.	14,800	163,836
*	Ladish Co., Inc.	10,997	125,036
	Landstar System, Inc.	1,000	35,870
	Lawson Products, Inc.	7,488	143,171
*	Layne Christensen Co.	9,400	148,332
*	Learning Tree International, Inc.	10,875	95,483
*	LECG Corp.	21,763	71,165
#	Lennox International, Inc.	8,500	238,935
*	LGL Group, Inc.	1,300	2,015
#	Lincoln Electric Holdings, Inc.	3,300	135,861
#	Lindsay Corp.	3,000	78,000
*	LMI Aerospace, Inc.	7,400	83,546
	LSI Industries, Inc.	32,842	149,431
*	Lydall, Inc.	86	317
*	M&F Worldwide Corp.	15,339	162,593
*	Mac-Gray Corp.	8,898	57,615
*	Magnetek, Inc.	24,200	48,400
* ●	MAIR Holdings, Inc. Escrow Shares	3,915	1,840
*	Manitex International, Inc.	3,300	3,498
#	Manpower, Inc.	9,400	267,524

40

*	Marten Transport, Ltd.	15,772	278,534
#	Masco Corp.	133,444	1,043,532
	McGrath Rentcorp	15,873	332,857
* #	Media Sciences International, Inc.	505	187
*	Medialink Worldwide, Inc.	2,300	207
*	Merrimac Industries, Inc.	1,355	3,049
*	Metalline Mining Co.	4,300	1,505
	Met-Pro Corp.	14,009	153,539
*	MFRI, Inc.	3,451	16,979
*	Microvision, Inc.	7,900	12,640
*	Middleby Corp.	1,199	27,769
*	Milacron, Inc.	1,000	100
*	Miller Industries, Inc.	8,210	44,991
#	Mine Safety Appliances Co.	11,735	230,241
*	Mobile Mini, Inc.	30,480	385,267
*	Modtech Holdings, Inc.	1,137	6
*	Monster Worldwide, Inc.	32,470	299,049
*	Moog, Inc. Class A	15,600	467,376
*	Moog, Inc. Class B	1,600	49,216
#	MSC Industrial Direct Co., Inc. Class A	2,000	68,520
	Mueller Industries, Inc.	33,036	664,684
	Mueller Water Products, Inc.	109,505	741,349
	Multi-Color Corp.	5,256	57,816
	NACCO Industries, Inc. Class A	5,419	173,354
*	Nashua Corp.	2,529	7,663
	National Technical Systems, Inc.	10,048	40,192
* #	Navigant Consulting, Inc.	22,000	315,260
*	NCI Building Systems, Inc.	12,231	141,757
#	Nordson Corp.	11,629	351,312
#	Norfolk Southern Corp.	31,583	1,211,524
*	North America Galvanizing & Coatings, Inc.	12,233	45,751
	Northrop Grumman Corp.	57,987	2,790,334
*	Old Dominion Freight Line, Inc.	15,108	378,909
	Omega Flex, Inc.	4,927	76,861
*	On Assignment, Inc.	32,356	149,808
*	Orbital Sciences Corp.	26,400	442,728
*	Orion Marine Group, Inc.	2,015	19,949
	Oshkosh Truck Corp. Class B	12,900	93,138
*	Owens Corning, Inc.	104,908	1,399,473
*	P.A.M. Transportation Services, Inc.	7,565	37,825
#	Paccar, Inc.	1,786	47,133
	Pacer International, Inc.	8,570	73,702
	Pall Corp.	4,100	106,887
*	Paragon Technologies, Inc.	1,500	3,645
#	Parker Hannifin Corp.	6,550	250,276
*	Park-Ohio Holdings Corp.	12,584	46,309
*	Patrick Industries, Inc.	1,100	611
*	Patriot Transportation Holding, Inc.	2,033	139,891
	Pentair, Inc.	13,100	299,597
* #	Perini Corp.	5,500	114,675
*	PGT, Inc.	4,214	4,206
*	Pike Electric Corp.	25,700	289,125
*	Pinnacle Airlines Corp.	22,177	44,354
#	Pitney Bowes, Inc.	4,400	97,944
*	Plug Power, Inc.	59,661	53,695

41

* #	PMFG, Inc.	3,128	21,896
	Portec Rail Products, Inc.	8,200	59,696
*	Powell Industries, Inc.	6,648	158,754
*	Power-One, Inc.	29,730	30,325
	Precision Castparts Corp.	2,900	188,355
	Preformed Line Products Co.	3,430	100,705
*	PRG-Schultz International, Inc.	5,000	15,650
* #	Protection One, Inc.	7,063	20,130
	Providence & Worcester Railroad Co.	1,377	18,803
*	Quality Distribution, Inc.	12,826	29,885
	Quanex Building Products Corp.	12,100	102,729
* #	Quanta Services, Inc.	14,754	315,441
	Quixote Corp.	6,057	25,500
	R. R. Donnelley & Sons Co.	86,600	845,216
#	Raven Industries, Inc.	6,900	150,489
	Raytheon Co.	10,500	531,510
* #	RBC Bearings, Inc.	10,225	186,913
*	RCM Technologies, Inc.	2,600	3,133
	Regal-Beloit Corp.	21,700	736,932
*	Republic Airways Holdings, Inc.	16,339	133,816
	Republic Services, Inc.	68,357	1,767,712
*	Resources Connection, Inc.	8,564	123,921
	Robbins & Myers, Inc.	13,019	225,099
#	Robert Half International, Inc.	4,300	72,885
#	Rockwell Automation, Inc.	4,000	104,160
	Rollins, Inc.	7,650	119,340
#	Roper Industries, Inc.	6,700	275,638
*	Rush Enterprises, Inc. Class A	23,670	215,397
*	Rush Enterprises, Inc. Class B	4,506	39,788
	Ryder System, Inc.	66,622	2,250,491
*	Saia, Inc.	1,400	14,966
#	Schawk, Inc.	21,182	172,421
* #	School Specialty, Inc.	19,188	316,602
	Servotronics, Inc.	1,499	8,732
* #	Shaw Group, Inc.	4,400	122,320
*	SIFCO Industries, Inc.	2,000	12,240
	Simpson Manufacturing Co., Inc.	27,630	554,534
	SkyWest, Inc.	76,589	1,198,618
*	SL Industries, Inc.	9,000	54,000
*	SmartPros, Ltd.	1,700	4,590
	Southwest Airlines Co.	307,716	2,163,243
*	Spherix, Inc.	3,800	1,710
* #	Spire Corp.	4,715	23,151
#	SPX Corp.	5,700	240,027
*	Standard Parking Corp.	9,108	174,327
#	Standard Register Co.	15,100	109,777
	Standex International Corp.	11,341	174,084
*	Stanley, Inc.	9,000	272,340
	Steelcase, Inc. Class A	59,300	256,176
* #	Stericycle, Inc.	2,400	117,408
*	Sterling Construction Co., Inc.	10,522	188,554
#	Sun Hydraulics, Inc.	7,300	112,420
	Supreme Industries, Inc.	4,847	5,816
#	TAL International Group, Inc.	23,001	241,050
*	Taleo Corp. Class A	1,800	15,174

42

*	Taser International, Inc.	28,949	146,771
*	Team, Inc.	2,600	51,350
	Tech/Ops Sevcon, Inc.	1,971	4,514
	Tecumseh Products Co. Class A	9,300	76,260
*	Tecumseh Products Co. Class B	2,500	20,500
*	Teledyne Technologies, Inc.	6,100	170,007
#	Teleflex, Inc.	13,900	739,202
*	TeleTech Holdings, Inc.	8,100	65,529
#	Tennant Co.	8,800	119,152
* #	Terex Corp.	2,600	30,784
*	Tetra Tech, Inc.	13,700	318,251
#	Textron, Inc.	6,400	57,792
*	The Advisory Board Co.	2,998	52,465
	The Brink’s Co.	4,800	126,864
*	The GEO Group, Inc.	23,907	353,824
#	The Manitowoc Co., Inc.	2,400	13,200
*	Thomas & Betts Corp.	32,497	695,111
*	Thomas Group, Inc.	615	308
	Timken Co.	75,985	1,131,417
#	Titan International, Inc.	17,000	131,920
	Todd Shipyards Corp.	4,328	60,592
#	Toro Co.	3,000	88,830
*	Trailer Bridge, Inc.	3,360	12,130
* #	TransDigm Group, Inc.	4,641	158,165
*	TRC Companies, Inc.	8,700	25,317
	Tredegar Industries, Inc.	22,267	367,406
*	Trex Co., Inc.	9,346	138,227
#	Trinity Industries, Inc.	79,600	916,196
	Triumph Group, Inc.	11,778	533,308
*	TRM Corp.	2,242	342
*	TrueBlue, Inc.	28,485	242,123
*	Tufco Technologies, Inc.	2,000	6,920
	Twin Disc, Inc.	16,900	111,033
*	U.S. Home Systems, Inc.	1,500	2,415
* #	UAL Corp.	46,980	443,491
* #	Ultralife Corp.	8,295	66,443
#	Union Pacific Corp.	32,500	1,423,175
*	United Rentals, Inc.	57,586	321,330
*	United Stationers, Inc.	15,197	425,668
	United Technologies Corp.	14,283	685,441
	Universal Forest Products, Inc.	16,300	342,300
*	Universal Security Instruments, Inc.	500	1,935
*	Universal Truckload Services, Inc.	11,530	142,511
*	URS Corp.	41,700	1,419,885
*	US Airways Group, Inc.	28,444	161,277
*	USA Truck, Inc.	10,432	150,429
* #	USG Corp.	8,200	53,382
#	Valmont Industries, Inc.	3,200	129,856
	Valpey Fisher Corp.	2,221	3,232
*	Versar, Inc.	6,758	24,667
	Viad Corp.	23,500	522,405
	Vicor Corp.	21,744	102,632
*	Volt Information Sciences, Inc.	18,900	100,737
	VSE Corp.	2,000	57,520
#	W.W. Grainger, Inc.	3,700	269,915

43

	Wabash National Corp.	28,080	79,186
	Wabtec Corp.	4,500	134,685
#	Walter Industries, Inc.	11,300	208,372
* #	Waste Connections, Inc.	21,050	610,871
#	Waste Management, Inc.	14,300	446,017
#	Watsco, Inc. Class A	10,800	356,940
	Watsco, Inc. Class B	1,200	39,600
#	Watson Wyatt Worldwide, Inc.	5,900	274,350
#	Watts Water Technologies, Inc.	26,000	579,280
*	WCA Waste Corp.	8,400	17,892
	Werner Enterprises, Inc.	53,200	798,000
* #	WESCO International, Inc.	3,588	66,091
*	Westaff, Inc.	2,800	2,856
*	Willdan Group, Inc.	5,114	9,563
*	Willis Lease Finance Corp.	6,065	57,254
#	Woodward Governor Co.	6,600	135,762
* #	Xenonics Holdings, Inc.	2,000	1,160
*	YRC Worldwide, Inc.	37,796	108,852
Total Industrials			102,680,689

Information Technology — (10.6%)
*	3Com Corp.	296,597	691,071
*	Acacia Research	4,500	14,220
*	ACI Worldwide, Inc.	11,752	199,666
*	Acme Packet, Inc.	15,373	67,641
*	Actel Corp.	21,187	191,107
*	ActivIdentity Corp.	35,077	78,222
*	Activision Blizzard, Inc.	13,400	117,384
*	Actuate Corp.	49,152	174,981
#	Acxiom Corp.	45,937	436,861
*	Adaptec, Inc.	115,368	321,877
* #	ADC Telecommunications, Inc.	32,400	164,268
*	ADDvantage Technologies Group, Inc.	3,600	6,624
*	Adept Technology, Inc.	2,200	6,578
	Adtran, Inc.	11,400	172,710
*	Advanced Analogic Technologies, Inc.	18,777	56,519
* #	Advanced Energy Industries, Inc.	29,536	265,233
* #	Advanced Micro Devices, Inc.	126,500	277,035
* #	Advanced Photonix, Inc.	3,800	3,990
* #	Advent Software, Inc.	2,600	56,758
*	Aehr Test Systems	2,692	3,930
*	Affiliated Computer Services, Inc. Class A	6,150	282,039
*	Agilent Technologies, Inc.	10,400	188,032
	Agilysys, Inc.	17,000	60,690
* #	Akamai Technologies, Inc.	4,900	66,052
*	Alliance Data Systems Corp.	2,000	83,180
	Altera Corp.	12,700	195,326
*	American Commercial Lines, Inc.	8,200	33,128
	American Software, Inc. Class A	30,203	125,342
*	Amkor Technology, Inc.	15,400	35,728
	Amphenol Corp.	6,650	173,898
*	Amtech Systems, Inc.	6,400	25,856
* #	Anadigics, Inc.	10,800	21,924
#	Analog Devices, Inc.	15,500	309,690
*	Anaren, Inc.	10,894	128,767

44

* #	Anixter International, Inc.	10,900	294,082
* #	Ansys, Inc.	7,505	186,574
#	Applied Materials, Inc.	31,600	296,092
*	Applied Micro Circuits Corp.	60,408	241,632
*	Ariba, Inc.	40,797	311,689
* #	Arris Group, Inc.	82,116	584,666
*	Arrow Electronics, Inc.	100,475	1,916,058
*	Art Technology Group, Inc.	29,400	50,274
*	Aruba Networks, Inc.	13,842	36,958
*	Aspen Technology, Inc.	9,500	63,650
	Astro-Med, Inc.	3,200	22,368
*	Asyst Technologies, Inc.	20,100	5,427
* #	Atheros Communications	6,300	75,663
	Atlantic Tele-Network, Inc.	10,394	223,471
*	Atmel Corp.	102,100	341,014
* #	ATMI, Inc.	21,700	293,167
*	Authentidate Holding Corp.	4,472	1,118
*	Autobytel, Inc.	11,121	4,004
*	Avid Technology, Inc.	43,600	436,436
*	Aviza Technology, Inc.	8,635	1,718
*	Avnet, Inc.	101,550	2,012,721
*	Avocent Corp.	59,065	847,583
	AVX Corp.	204,800	1,867,776
*	Aware, Inc.	15,625	35,000
*	Axcelis Technologies, Inc.	14,197	4,046
*	AXT, Inc.	6,861	9,537
* #	Bankrate, Inc.	3,900	130,104
*	BearingPoint, Inc.	892	1,338
	Bel Fuse, Inc. Class A	3,300	46,365
	Bel Fuse, Inc. Class B	8,677	132,237
*	Bell Microproducts, Inc.	7,100	6,390
*	Benchmark Electronics, Inc.	76,118	893,625
*	BigBand Networks, Inc.	18,065	91,228
	Black Box Corp.	26,915	587,554
#	Blackbaud, Inc.	8,120	90,376
*	Blackboard, Inc.	2,900	73,689
*	Blue Coat Systems, Inc.	15,519	148,827
* #	BMC Software, Inc.	2,200	55,726
* #	Bookham, Inc.	7,449	2,756
*	Bottomline Technologies, Inc.	22,500	150,300
*	Brightpoint, Inc.	59,169	276,911
	Broadridge Financial Solutions, Inc.	5,065	68,327
*	Brocade Communications Systems, Inc.	40,850	155,639
*	Brooks Automation, Inc.	28,980	132,439
*	BSQUARE Corp.	5,861	14,594
#	CA, Inc.	15,600	280,644
*	Cabot Microelectronics Corp.	17,200	391,472
* #	CACI International, Inc. Class A	20,220	912,933
*	Cadence Design Systems, Inc.	9,200	34,776
*	California Micro Devices Corp.	20,491	43,851
*	Callidus Software, Inc.	19,786	51,839
*	CallWave, Inc.	9,017	6,673
*	Cascade Microtech, Inc.	9,176	28,354
	Cass Information Systems, Inc.	2,944	70,185
*	Catapult Communications Corp.	8,538	58,912

45

*	CEVA, Inc.	20,336	138,895
*	Checkpoint Systems, Inc.	25,500	228,225
*	Chordiant Software, Inc.	19,754	46,422
*	Ciber, Inc.	5,000	21,800
* #	Ciena Corp.	6,414	40,023
*	Cirrus Logic, Inc.	72,696	205,003
* #	Citrix Systems, Inc.	4,300	90,472
* #	Cogent, Inc.	32,113	373,795
	Cognex Corp.	29,747	388,496
*	Coherent, Inc.	9,359	169,304
	Cohu, Inc.	15,888	158,562
* #	CommScope, Inc.	21,196	305,646
	Communications Systems, Inc.	13,122	97,103
*	CommVault Systems, Inc.	4,107	54,500
*	Computer Sciences Corp.	98,945	3,645,134
*	Compuware Corp.	45,500	295,750
* #	Comtech Telecommunications Corp.	8,646	335,465
* #	Concur Technologies, Inc.	3,100	76,539
*	Concurrent Computer Corp.	500	1,980
*	Convergys Corp.	101,500	764,295
*	CPI International, Inc.	14,494	111,169
*	Cray, Inc.	7,417	14,241
* #	Cree, Inc.	23,870	475,729
*	CSG Systems International, Inc.	13,500	195,750
*	CSP, Inc.	2,269	7,408
	CTS Corp.	3,700	19,018
*	CyberOptics Corp.	6,236	34,984
* #	CyberSource Corp.	32,301	385,351
* #	Cymer, Inc.	21,139	431,236
*	Cypress Semiconductor Corp.	22,186	100,059
#	Daktronics, Inc.	5,832	50,330
*	Datalink Corp.	6,096	21,031
*	DDi Corp.	7,196	24,322
* #	DealerTrack Holdings, Inc.	29,259	333,260
#	Diebold, Inc.	10,200	252,756
*	Digi International, Inc.	21,689	164,836
*	Digimarc Corp.	2,634	25,128
* #	Digital River, Inc.	15,461	382,969
*	Diodes, Inc.	12,000	77,760
*	Ditech Networks, Inc.	2,120	2,035
*	DivX, Inc.	8,857	44,551
* #	Dolby Laboratories, Inc.	1,000	25,560
*	Dot Hill Systems Corp.	22,896	11,334
*	Double-Take Software, Inc.	12,323	93,285
*	DSP Group, Inc.	15,662	101,960
*	DST Systems, Inc.	3,000	95,310
*	DTS, Inc.	9,264	125,990
*	Dycom Industries, Inc.	24,988	170,168
*	Dynamics Research Corp.	8,100	56,457
* #	EarthLink, Inc.	56,290	423,864
*	eBay, Inc.	33,400	401,468
*	Ebix, Inc.	500	10,230
*	Echelon Corp.	18,972	140,393
*	EDCI Holdings, Inc.	2,070	8,301
*	Edgewater Technology, Inc.	4,279	11,981

46

*	EFJohnson Technologies, Inc.	11,084	13,633
*	Elecsys Corp.	1,496	6,134
*	Electro Scientific Industries, Inc.	13,400	84,688
*	Electroglas, Inc.	8,118	1,137
*	Electronic Arts, Inc.	14,800	228,512
*	Electronics for Imaging, Inc.	54,383	483,465
*	eLoyalty Corp.	906	2,736
* #	EMC Corp.	56,800	627,072
*	EMS Technologies, Inc.	11,300	271,200
*	Emulex Corp.	59,057	337,215
*	Endwave Corp.	5,400	10,800
*	Entegris, Inc.	172,800	240,192
*	Entorian Technologies, Inc.	21,692	5,095
*	Entrust, Inc.	22,780	34,170
*	Epicor Software Corp.	20,300	71,862
*	EPIQ Systems, Inc.	29,871	529,314
* #	Equinix, Inc.	3,250	173,388
*	Euronet Worldwide, Inc.	39,419	396,161
*	Evans & Sutherland Computer Corp.	826	372
*	Exar Corp.	3,500	23,695
*	Extreme Networks, Inc.	47,326	83,767
*	F5 Networks, Inc.	3,400	75,378
#	FactSet Research Systems, Inc.	1,700	67,660
#	Fair Isaac Corp.	31,839	404,355
*	Fairchild Semiconductor Corp. Class A	48,659	221,398
*	FalconStor Software, Inc.	14,700	46,893
*	Faro Technologies, Inc.	12,531	188,216
* #	FEI Co.	18,431	335,444
	Fidelity National Information Services, Inc.	124,208	1,976,149
*	Fiserv, Inc.	6,600	209,550
* #	FLIR Systems, Inc.	7,320	182,780
* #	FormFactor, Inc.	24,749	385,094
* #	Forrester Research, Inc.	9,817	204,979
*	FortuNet, Inc.	4,800	7,440
	Frequency Electronics, Inc.	6,800	21,420
*	Gartner Group, Inc.	3,700	52,392
*	Gerber Scientific, Inc.	12,480	39,187
*	GigOptix, Inc.	900	891
	Global Payments, Inc.	3,700	128,427
*	Globecomm Systems, Inc.	20,961	107,530
*	Goldleaf Financial Solutions, Inc.	7,100	4,970
*	GSE Systems, Inc.	2,558	15,527
*	GSI Technology, Inc.	8,994	23,205
*	GTSI Corp.	4,675	25,222
*	Guidance Software, Inc.	4,616	15,787
*	Hackett Group, Inc.	28,871	81,128
*	Harmonic, Inc.	45,168	232,615
	Harris Corp.	8,150	352,814
* #	Harris Stratex Networks, Inc. Class A	21,616	149,150
*	Hauppauge Digital, Inc.	4,603	6,260
#	Heartland Payment Systems, Inc.	5,500	49,885
* #	Hewitt Associates, Inc. Class A	5,600	158,928
	Hewlett-Packard Co.	29,900	1,039,025
*	hi/fn, inc.	5,684	17,876
*	Hittite Microwave Corp.	5,714	146,393

47

*	Hughes Communications, Inc.	2,050	24,744
*	Hutchinson Technology, Inc.	22,305	70,707
*	Hypercom Corp.	32,261	49,037
*	I.D. Systems, Inc.	6,974	26,710
* #	i2 Technologies, Inc.	2,800	17,472
*	IAC/InterActiveCorp	58,491	859,818
*	iGATE Capital Corp.	36,563	149,543
*	Ikanos Communications, Inc.	2,530	3,264
*	ImageWare Systems, Inc.	1,400	238
*	I-many, Inc.	8,545	3,332
#	Imation Corp.	38,843	378,331
#	Imergent, Inc.	4,000	18,400
*	Immersion Corp.	26,776	138,967
*	InFocus Corp.	2,100	1,596
	infoGROUP, Inc.	54,100	199,629
* #	Informatica Corp.	9,984	127,396
	InfoSpace, Inc.	35,825	286,958
*	Ingram Micro, Inc.	166,139	2,038,526
*	Innodata Isogen, Inc.	11,315	25,346
*	Innovex, Inc.	399	52
*	Insight Enterprises, Inc.	69,961	362,398
	Integral Systems, Inc.	17,600	192,368
*	Integrated Device Technology, Inc.	187,687	1,077,323
	Intel Corp.	77,100	994,590
*	Intelli-Check, Inc.	1,800	2,160
*	Interactive Intelligence, Inc.	7,999	54,953
* #	Intermec, Inc.	28,947	359,522
*	Internap Network Services Corp.	25,081	67,468
*	International Rectifier Corp.	74,304	1,012,020
*	Internet Brands, Inc.	2,200	10,934
*	Internet Capital Group, Inc.	17,959	77,403
*	Interphase Corp.	3,400	5,321
	Intersil Corp.	94,425	879,097
*	Interwoven, Inc.	38,568	608,217
*	Intest Corp.	3,502	928
*	Intevac, Inc.	18,500	81,030
*	IntriCon Corp.	6,777	25,414
* #	Intuit, Inc.	8,000	181,200
*	INX, Inc.	3,489	17,026
*	iPCS, Inc.	1,400	6,944
*	IPG Photonics Corp.	11,200	107,632
* #	Iron Mountain, Inc.	17,891	366,050
*	Isilon Systems, Inc.	9,900	27,423
*	Iteris, Inc.	13,000	18,200
* #	Itron, Inc.	2,800	182,840
*	Ixia	52,900	281,428
	IXYS Corp.	28,707	196,643
*	j2 Global Communications, Inc.	4,415	86,446
#	Jabil Circuit, Inc.	223,919	1,303,209
	Jack Henry & Associates, Inc.	9,479	168,726
*	Jaco Electronics, Inc.	1,300	962
*	JDA Software Group, Inc.	21,908	245,370
*	JDS Uniphase Corp.	142,537	517,409
* #	Juniper Networks, Inc.	16,000	226,560
	Keithley Instruments, Inc.	10,700	37,129

48

* #	Kemet Corp.	8,400	1,764
*	Keynote Systems, Inc.	8,468	74,095
	KLA-Tencor Corp.	6,800	136,272
*	Kopin Corp.	57,160	90,313
*	Kratos Defense & Security Solutions, Inc.	1,554	1,834
*	KVH Industries, Inc.	10,430	59,973
* #	L-1 Identity Solutions, Inc.	132,226	958,639
* #	Lam Research Corp.	3,100	62,651
*	LaserCard Corp.	5,666	18,698
* #	Lawson Software, Inc.	92,343	389,687
*	LeCroy Corp.	10,051	23,117
#	Lender Processing Services, Inc.	6,804	176,360
*	Lexmark International, Inc.	12,600	298,368
*	Limelight Networks, Inc.	200	612
#	Linear Technology Corp.	6,540	153,167
*	Lionbridge Technologies, Inc.	28,315	50,967
*	Littlefuse, Inc.	14,044	214,873
*	Livewire Mobile, Inc.	12,274	1,718
*	Logility, Inc.	9,298	43,329
*	LoJack Corp.	13,023	49,487
*	LookSmart, Ltd.	3,321	4,550
*	Loral Space & Communications, Inc.	8,849	116,895
* #	LSI Corp.	45,748	145,479
*	LTX-Credence Corp.	41,600	12,064
*	Luna Innovations, Inc.	3,800	5,054
*	Macrovision Solutions Corp.	110,469	1,448,249
* #	Manhattan Associates, Inc.	12,768	195,861
* #	ManTech International Corp. Class A	7,600	407,588
	Marchex, Inc. Class B	13,300	66,633
*	Mastec, Inc.	23,396	248,699
*	Mattson Technology, Inc.	15,348	15,041
	Maximus, Inc.	11,710	435,144
*	Maxwell Technologies, Inc.	14,343	67,125
*	McAfee, Inc.	10,800	329,292
*	Measurement Specialties, Inc.	4,821	24,491
* #	Mentor Graphics Corp.	56,760	264,502
*	Mercury Computer Systems, Inc.	17,600	105,072
	Mesa Laboratories, Inc.	2,250	45,225
* #	Metavante Technologies, Inc.	12,108	175,687
	Methode Electronics, Inc.	34,420	159,020
#	Micrel, Inc.	21,370	162,412
#	Microchip Technology, Inc.	3,200	60,704
* #	Micron Technology, Inc.	223,095	829,913
*	Micros Systems, Inc.	2,800	40,320
*	Microsemi Corp.	8,000	67,200
*	MicroStrategy, Inc.	1,711	66,216
*	Microtune, Inc.	35,907	61,401
*	MIVA, Inc.	12,618	2,271
*	MKS Instruments, Inc.	43,558	611,990
	Mocon, Inc.	7,446	61,504
*	ModusLink Global Solutions, Inc.	22,300	51,959
#	Molex, Inc.	5,100	68,187
	Molex, Inc. Class A	25,416	310,584
*	MoneyGram International, Inc.	11,500	17,825
*	Monolithic Power Systems	7,200	87,480

49

* #	MoSys, Inc.	25,232	52,483
	Motorola, Inc.	119,870	531,024
*	MPS Group, Inc.	46,400	280,720
* #	MRV Communications, Inc.	52,362	26,705
*	MSC.Software Corp.	39,650	230,763
	MTS Systems Corp.	7,253	189,956
*	Multi-Fineline Electronix, Inc.	20,095	372,360
*	Nanometrics, Inc.	7,000	9,240
*	Napco Security Technologies, Inc.	5,075	5,735
#	National Instruments Corp.	2,900	62,263
	National Semiconductor Corp.	7,343	74,458
*	NCI, Inc.	4,751	142,530
*	NCR Corp.	17,300	217,115
* #	NetApp, Inc.	3,600	53,388
* #	NETGEAR, Inc.	25,725	286,062
* #	NetLogic Microsystems, Inc.	9,100	193,011
*	NetScout Systems, Inc.	26,955	383,300
*	Network Equipment Technologies, Inc.	27,200	85,136
*	Newport Corp.	11,700	62,595
	NIC, Inc.	19,724	105,326
* #	Novatel Wireless, Inc.	9,709	53,788
*	Novell, Inc.	96,499	357,046
* #	Novellus Systems, Inc.	66,900	922,551
*	Nu Horizons Electronics Corp.	11,320	17,772
* #	Nuance Communications, Inc.	23,352	230,251
*	NumereX Corp. Class A	2,694	8,055
*	Nvidia Corp.	5,100	40,545
	O.I. Corp.	2,434	22,539
*	Omniture, Inc.	44,588	405,305
*	OmniVision Technologies, Inc.	37,961	253,959
* #	ON Semiconductor Corp.	59,013	246,084
*	Online Resources Corp.	22,024	69,596
*	Onvia, Inc.	3,863	15,491
	Openwave Systems, Inc.	25,787	18,825
*	Oplink Communications, Inc.	21,415	151,404
*	OPNET Technologies, Inc.	15,854	130,003
*	OpNext, Inc.	1,484	3,532
*	Optical Cable Corp.	4,608	13,087
*	Orbcomm, Inc.	16,784	27,526
* #	Orthovita, Inc.	21,700	62,713
*	OSI Systems, Inc.	14,452	211,433
*	Overland Storage, Inc.	2,400	960
* #	OYO Geospace Corp.	1,612	24,099
* #	Palm, Inc.	42,900	329,043
*	PAR Technology Corp.	8,853	40,104
*	Parametric Technology Corp.	13,187	118,683
	Park Electrochemical Corp.	11,700	205,335
* #	ParkerVision, Inc.	2,838	5,080
*	PC Connection, Inc.	22,085	107,996
	PC-Tel, Inc.	23,419	151,287
*	PDF Solutions, Inc.	16,601	24,735
	Pegasystems, Inc.	20,882	283,369
*	Perceptron, Inc.	2,835	9,639
*	Perficient, Inc.	13,165	51,475
*	Performance Technologies, Inc.	8,131	25,694

50

*	Pericom Semiconductor Corp.	21,237	131,032
* #	Perot Systems Corp.	85,076	1,105,137
*	Pervasive Software, Inc.	16,262	58,868
*	Phoenix Technologies, Ltd.	6,909	17,825
*	Physicians Formula Holdings, Inc.	880	2,552
*	Pinnacle Data Systems, Inc.	100	39
	Plantronics, Inc.	41,200	418,180
*	PLATO Learning, Inc.	13,544	18,826
* #	Plexus Corp.	27,377	395,871
* #	PMC-Sierra, Inc.	71,200	346,744
* #	Polycom, Inc.	32,625	458,381
#	Power Integrations, Inc.	11,799	229,727
*	Powerwave Technologies, Inc.	3,667	1,650
*	Presstek, Inc.	32,958	71,189
* ●	Price Communications Liquidation Trust	8,600	1,175
* #	Procera Networks, Inc.	2,241	1,412
*	Progress Software Corp.	16,882	288,007
	QAD, Inc.	20,150	51,584
* #	QLogic Corp.	18,800	212,816
#	Quality Systems, Inc.	2,200	82,016
	Qualstar Corp.	6,493	13,441
*	Quest Software, Inc.	39,204	488,874
*	QuickLogic Corp.	10,500	9,345
*	Rackable Systems, Inc.	13,300	52,269
*	Radiant Systems, Inc.	18,400	63,664
*	RadiSys Corp.	26,104	123,472
*	RAE Systems, Inc.	7,500	2,775
*	Rambus, Inc.	7,866	71,266
*	RealNetworks, Inc.	91,830	258,961
* #	Red Hat, Inc.	6,300	92,295
*	Relm Wireless Corp.	5,000	3,800
#	Renaissance Learning, Inc.	8,211	59,366
	Richardson Electronics, Ltd.	10,300	38,419
*	RightNow Technologies, Inc.	9,430	55,071
*	Rimage Corp.	8,312	108,970
*	Rofin-Sinar Technologies, Inc.	10,000	168,900
*	Rogers Corp.	12,400	303,800
*	Rudolph Technologies, Inc.	26,557	74,625
*	S1 Corp.	51,365	342,605
*	Safeguard Scientifics, Inc.	11,604	6,962
* #	Sandisk Corp.	14,006	160,089
*	Sanmina-SCI Corp.	102,318	33,765
*	Sapient Corp.	25,684	109,414
*	SAVVIS, Inc.	14,267	91,023
*	ScanSource, Inc.	16,606	310,864
*	Scientific Learning Corp.	2,910	5,791
*	SCM Microsystems, Inc.	6,800	17,068
*	SeaChange International, Inc.	28,462	168,495
*	Semitool, Inc.	27,215	75,386
*	Semtech Corp.	28,969	340,386
*	ShoreTel, Inc.	3,200	12,736
*	Sigma Designs, Inc.	5,059	51,703
*	Silicon Image, Inc.	62,912	230,887
* #	Silicon Laboratories, Inc.	15,400	354,662
*	Silicon Storage Technology, Inc.	67,126	137,608

51

*	Simulations Plus, Inc.	1,800	1,944
* #	Skyworks Solutions, Inc.	103,599	447,548
*	Smith Micro Software, Inc.	28,580	151,474
*	Soapstone Networks, Inc.	6,100	15,067
*	SoftBrands, Inc.	5,800	2,262
*	SonicWALL, Inc.	54,281	191,069
*	Sourcefire, Inc.	7,009	47,171
*	Spansion, Inc.	2,400	161
*	Spectrum Control, Inc.	6,273	45,417
*	SPSS, Inc.	6,388	164,044
* #	SRA International, Inc.	28,348	462,923
*	SRS Labs, Inc.	10,366	53,178
*	Standard Microsystems Corp.	16,134	223,456
	StarTek, Inc.	12,550	58,232
* #	STEC, Inc.	43,117	193,164
* #	Stratasys, Inc.	9,766	104,594
*	SumTotal Systems, Inc.	27,050	68,166
* #	Sun Microsystems, Inc.	14,850	61,776
*	Sunair Electronics, Inc.	4,500	6,750
*	SunPower Corp.	1,949	51,493
* #	SunPower Corp. Class A	100	3,356
*	Supertex, Inc.	8,346	189,371
*	SupportSoft, Inc.	39,253	74,188
*	Switch and Data Facilities Co.	7,969	54,827
* #	Sybase, Inc.	12,500	341,375
*	Sycamore Networks, Inc.	236,499	555,773
*	Sykes Enterprises, Inc.	32,700	546,417
*	Symantec Corp.	52,010	797,313
*	Symmetricom, Inc.	25,199	93,488
* #	Synaptics, Inc.	9,300	219,201
*	Synchronoss Technologies, Inc.	14,447	122,944
*	SYNNEX Corp.	35,900	551,065
* #	Synopsys, Inc.	21,567	398,990
#	Syntel, Inc.	4,100	88,355
	Take-Two Interactive Software, Inc.	25,700	180,414
*	Tech Data Corp.	56,587	1,024,791
	Technitrol, Inc.	25,968	57,130
*	Technology Solutions Co.	524	550
*	TechTeam Global, Inc.	7,800	39,000
*	Techwell, Inc.	12,600	71,190
* #	Tekelec	45,094	560,067
*	TeleCommunication Systems, Inc.	13,800	98,808
*	Telkonet, Inc.	1,232	197
*	Tellabs, Inc.	476,100	1,966,293
*	Telular Corp.	8,377	13,236
* #	Teradata Corp.	4,300	56,459
*	Teradyne, Inc.	32,799	157,763
* #	Terremark Worldwide, Inc.	35,780	125,588
*	Tessco Technologies, Inc.	7,246	52,968
* #	Tessera Technologies, Inc.	31,834	374,368
* #	The Knot, Inc.	27,245	187,446
	TheStreet.com, Inc.	4,500	12,285
*	THQ, Inc.	17,100	67,545
*	TIBCO Software, Inc.	135,990	727,547
*	TNS, Inc.	5,458	45,138

52

*	Tollgrade Communications, Inc.	10,035	57,802
	Total System Services, Inc.	10,649	134,816
*	Track Data Corp.	2,153	2,002
*	Transact Technologies, Inc.	5,540	21,717
*	Transwitch Corp.	9,862	4,142
* #	Travelzoo, Inc.	4,020	16,120
* #	Trimble Navigation, Ltd.	5,680	84,178
	Trio-Tech International	400	670
*	Triquint Semiconductor, Inc.	89,598	180,988
	TSR, Inc.	1,444	2,671
*	TTM Technologies, Inc.	39,159	236,129
* #	Tyler Technologies, Inc.	17,842	224,631
* #	Ultimate Software Group, Inc.	3,700	50,949
*	Ultra Clean Holdings, Inc.	3,944	4,417
*	Ultratech, Inc.	21,400	239,680
*	Unica Corp.	13,120	64,288
	United Online, Inc.	56,305	344,587
* #	Universal Display Corp.	7,700	58,751
*	UTStarcom, Inc.	6,450	9,482
* #	ValueClick, Inc.	13,100	81,875
* #	Varian Semiconductor Equipment Associates, Inc.	4,800	91,392
*	Veeco Instruments, Inc.	24,646	119,040
* #	VeriFone Holdings, Inc.	4,805	22,247
* #	VeriSign, Inc.	7,900	152,549
* #	Viasat, Inc.	20,026	443,776
*	Vicon Industries, Inc.	1,600	9,184
*	Video Display Corp.	5,295	21,392
*	Vignette Corp.	23,037	160,568
*	Virage Logic Corp.	15,382	47,377
*	Vishay Intertechnology, Inc.	264,417	782,674
* #	Vocus, Inc.	2,948	44,986
*	Volterra Semiconductor Corp.	11,200	78,400
	Wayside Technology Group, Inc.	4,672	33,638
*	Web.com Group, Inc.	24,553	73,659
*	Websense, Inc.	5,400	60,480
* #	Western Digital Corp.	9,700	142,396
*	White Electronics Designs Corp.	6,450	25,091
*	Wind River Systems, Inc.	28,900	230,333
*	Winland Electronics, Inc.	400	288
*	Wireless Ronin Technologies, Inc.	1,773	2,074
*	Wireless Xcessories Group, Inc.	1,600	960
*	WPCS International, Inc.	2,800	5,600
*	Wright Express Corp.	3,400	39,644
	Xerox Corp.	565,620	3,755,717
#	Xilinx, Inc.	10,880	183,328
* #	Yahoo!, Inc.	25,825	302,927
* #	Zebra Technologies Corp. Class A	4,400	74,052
*	ZiLOG, Inc.	7,400	17,908
*	Zoran Corp.	39,000	231,660
*	Zygo Corp.	11,480	65,666
Total Information Technology			104,362,492

Materials — (3.6%)
	A. Schulman, Inc.	17,163	260,019
	A.M. Castle & Co.	18,500	156,510

53

*	AEP Industries, Inc.	2,434	34,904
	Air Products & Chemicals, Inc.	5,600	281,680
#	Airgas, Inc.	7,100	250,701
#	AK Steel Holding Corp.	5,220	42,125
#	Albemarle Corp.	19,050	423,863
#	Alcoa, Inc.	42,900	334,191
#	Allegheny Technologies, Inc.	3,900	86,151
#	AMCOL International Corp.	11,600	168,084
*	American Pacific Corp.	3,972	31,101
#	American Vanguard Corp.	15,013	213,335
* #	Amerigon, Inc.	1,300	4,459
#	AptarGroup, Inc.	13,500	416,070
	Arch Chemicals, Inc.	17,100	383,211
	Ashland, Inc.	51,574	413,623
#	Balchem Corp.	5,975	133,422
#	Ball Corp.	8,100	310,554
* #	Basin Water, Inc.	7,093	6,384
	Bemis Co., Inc.	34,000	767,380
*	Brush Engineered Materials, Inc.	13,400	168,304
*	Buckeye Technologies, Inc.	11,277	32,929
*	Bway Holding Co.	300	2,538
	Cabot Corp.	9,600	128,256
#	Calgon Carbon Corp.	20,700	260,199
*	Caraustar Industries, Inc.	2,500	525
#	Carpenter Technology Corp.	8,000	132,000
	Celanese Corp. Class A	2,400	25,560
* #	Century Aluminum Co.	8,700	30,885
	CF Industries Holdings, Inc.	1,500	70,500
	Chesapeake Corp.	5,400	84
	Cliffs Natural Resources, Inc.	9,400	217,798
#	Commercial Metals Co.	41,870	481,505
#	Compass Minerals International, Inc.	3,600	216,612
* #	Constar International, Inc.	2,000	60
*	Continental Materials Corp.	20	337
*	Core Molding Technologies, Inc.	3,400	7,106
* #	Crown Holdings, Inc.	7,500	140,625
	Cytec Industries, Inc.	33,630	687,397
	Deltic Timber Corp.	8,200	324,474
	Dow Chemical Co.	19,944	231,151
#	du Pont (E.I.) de Nemours & Co.	8,400	192,864
#	Eagle Materials, Inc.	20,427	369,320
#	Eastman Chemical Co.	4,700	121,965
#	Empire Resources, Inc.	7,000	6,300
	Ferro Corp.	33,500	132,660
* #	Flotek Industries, Inc.	3,600	10,404
#	FMC Corp.	4,300	191,866
	Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	173,567
	Friedman Industries, Inc.	10,403	58,257
	Georgia Gulf Corp.	16,500	15,510
#	Gibraltar Industries, Inc.	22,750	232,733
*	Graphic Packaging Holding Co.	33,736	29,350
	Greif, Inc. Class A	6,600	199,716
	Greif, Inc. Class B	4,700	142,739
*	H&E Equipment Services, Inc.	560	3,735
	H.B. Fuller Co.	39,100	546,227

54

	Hawkins, Inc.	4,365	63,293
*	Haynes International, Inc.	4,000	73,080
* #	Headwaters, Inc.	44,200	200,226
* #	Hecla Mining Co.	25,700	68,105
	Huntsman Corp.	9,800	26,068
*	ICO, Inc.	6,300	16,695
	Innophos Holdings, Inc.	6,419	97,119
#	International Flavors & Fragrances, Inc.	1,100	31,482
	International Paper Co.	281,200	2,564,544
* #	ION Geophysical Corp.	22,528	33,792
#	Kaiser Aluminum Corp.	12,700	315,468
	KMG Chemicals, Inc.	4,201	21,845
	Koppers Holdings, Inc.	3,823	61,933
#	Kronos Worldwide, Inc.	20,353	290,030
*	Landec Corp.	19,248	105,864
*	LSB Industries, Inc.	8,224	60,693
	Lubrizol Corp.	19,809	675,883
#	Martin Marietta Materials, Inc.	800	64,416
*	Maxxam, Inc.	407	3,724
	MeadWestavco Corp.	151,161	1,759,514
* #	Metalico, Inc.	20,500	50,225
	Minerals Technologies, Inc.	13,100	495,311
*	Mod-Pac Corp.	1,400	1,813
#	Myers Industries, Inc.	25,606	160,550
#	Nalco Holding Co.	61,400	602,334
	Neenah Paper, Inc.	12,100	81,433
#	NewMarket Corp.	6,600	207,900
#	Newmont Mining Corp.	9,400	373,932
#	NL Industries, Inc.	31,013	358,510
	NN, Inc.	9,949	16,913
*	Northern Technologies International Corp.	1,100	8,514
*	Northwest Pipe Co.	5,315	187,407
#	Nucor Corp.	5,300	216,187
#	Olin Corp.	16,500	231,825
	Olympic Steel, Inc.	1,400	22,218
*	OM Group, Inc.	19,600	379,848
* #	Owens-Illinois, Inc.	4,080	77,520
	P.H. Glatfelter Co.	26,120	227,505
	Packaging Corp. of America	21,628	307,118
*	Pactiv Corp.	10,900	235,658
* #	Patriot Coal Corp.	1,360	6,977
	Penford Corp.	8,721	75,524
*	PolyOne Corp.	85,702	175,689
#	PPG Industries, Inc.	5,000	187,900
	Quaker Chemical Corp.	8,600	98,126
*	Ready Mix, Inc.	1,400	1,890
	Reliance Steel & Aluminum Co.	12,700	281,051
	Rock-Tenn Co. Class A	30,000	935,100
*	Rockwood Holdings, Inc.	24,300	182,493
	Rohm & Haas Co.	10,100	557,419
*	Rosetta Resources, Inc.	45,496	276,161
	Royal Gold, Inc.	14,798	711,488
	RPM International, Inc.	29,500	363,145
*	RTI International Metals, Inc.	5,000	66,550
#	Schnitzer Steel Industries, Inc. Class A	10,600	416,262

55

	Schweitzer-Maudoit International, Inc.	15,888	340,003
	Sealed Air Corp.	21,450	290,648
	Sensient Technologies Corp.	23,954	515,011
#	Sigma-Aldrich Corp.	3,257	117,513
	Silgan Holdings, Inc.	2,400	110,016
*	Solitario Exploration & Royalty Corp.	1,300	1,690
	Sonoco Products Co.	29,740	681,938
	Spartech Corp.	14,474	45,883
	Steel Dynamics, Inc.	11,680	124,042
	Stepan Co.	6,624	243,035
*	Stillwater Mining Co.	60,800	252,320
*	Symyx Technologies, Inc.	6,196	29,741
	Synalloy Corp.	9,022	49,441
#	Temple-Inland, Inc.	103,700	587,979
	Terra Industries, Inc.	11,000	225,280
#	Texas Industries, Inc.	15,776	358,273
#	The Scotts Miracle-Gro Co. Class A	5,700	183,654
#	Titanium Metals Corp.	7,026	49,533
*	U.S. Concrete, Inc.	21,531	59,856
* #	U.S. Gold Corp.	29,822	59,048
* #	United States Lime & Minerals, Inc.	3,400	71,570
#	United States Steel Corp.	4,200	126,126
*	Universal Stainless & Alloy Products, Inc.	4,480	64,960
	Valhi, Inc.	7,800	115,830
	Valspar Corp.	74,200	1,287,370
#	Vulcan Materials Co.	3,693	182,656
*	W.R. Grace & Co.	2,800	16,156
#	Wausau Paper Corp.	37,261	354,352
#	Westlake Chemical Corp.	76,956	1,051,989
	Weyerhaeuser Co.	85,534	2,338,500
#	Worthington Industries, Inc.	61,199	615,662
#	Zep, Inc.	2,450	26,926
* #	Zoltek Companies, Inc.	3,700	26,196
Total Materials			36,019,292

Telecommunication Services — (2.0%)
#	Alaska Communications Systems Group, Inc.	10,400	86,840
	AT&T, Inc.	270,720	6,665,126
* #	Cbeyond, Inc.	5,334	83,957
*	Centennial Communications Corp.	30,120	246,382
#	CenturyTel, Inc.	58,400	1,584,976
*	Clear Channel Outdoor Holdings, Inc.	1,900	9,842
* #	Cogent Communications Group, Inc.	8,200	54,530
	Consolidated Communications Holdings, Inc.	23,773	267,684
* #	Crown Castle International Corp.	17,000	331,840
	D&E Communications, Inc.	13,116	91,681
	Embarq Corp.	115	4,108
	FairPoint Communications, Inc.	16,430	44,854
* #	FiberTower Corp.	10,600	1,537
#	Frontier Communications Corp.	13,337	108,163
*	General Communications, Inc. Class A	40,033	263,017
	Hickory Tech Corp.	8,779	51,884
#	Iowa Telecommunications Services, Inc.	8,300	106,655
*	Leap Wireless International, Inc.	23,161	583,657
*	NeuStar, Inc.	2,100	28,602

56

	NTELOS Holdings Corp.	1,029	22,268
*	Occam Networks, Inc.	13,724	36,231
*	Point.360	2,600	2,912
*	Premiere Global Services, Inc.	32,404	313,995
	Regal Entertainment Group	5,200	52,208
* #	SBA Communications Corp.	3,000	59,700
#	Shenandoah Telecommunications Co.	10,872	265,059
*	Spark Networks, Inc.	6,035	14,786
*	Sprint Nextel Corp.	310,200	753,786
	SureWest Communications	10,629	108,522
*	Syniverse Holdings, Inc.	35,670	483,685
	Telephone & Data Systems, Inc.	28,624	873,318
	Telephone & Data Systems, Inc. Special Shares	34,344	930,722
*	tw telecom, inc.	3,700	28,305
*	United States Cellular Corp.	8,461	354,939
* #	USA Mobility, Inc.	19,564	206,791
	Verizon Communications, Inc.	150,079	4,482,860
	Warwick Valley Telephone Co.	3,125	27,656
	Windstream Corp.	28,817	250,132
*	Xeta Corp.	4,300	7,998
Total Telecommunication Services			19,891,208

Utilities — (1.4%)
#	AGL Resources, Inc.	5,600	172,648
#	ALLETE, Inc.	3,900	121,290
#	Alliant Energy Corp.	700	20,181
	American States Water Co.	2,800	96,796
#	Aqua America, Inc.	5,300	109,922
	Artesian Resources Corp. Class A	1,822	28,496
#	Atmos Energy Corp.	6,600	162,030
	Avista Corp.	13,600	258,944
#	Black Hills Corp.	7,822	207,283
*	Cadiz, Inc.	3,366	31,236
	California Water Service Group	7,689	334,472
#	CenterPoint Energy, Inc.	1,100	14,718
	Central Vermont Public Service Corp.	6,594	149,024
#	CH Energy Group, Inc.	6,000	303,480
	Chesapeake Utilities Corp.	2,100	60,837
	Cleco Corp.	9,000	205,650
#	CMS Energy Corp.	19,300	226,775
	Connecticut Water Services, Inc.	3,934	91,033
	Delta Natural Gas Co., Inc.	929	22,296
	DPL, Inc.	4,700	101,285
* #	Dynegy, Inc.	202,560	427,402
*	El Paso Electric Co.	9,200	152,168
	Empire District Electric Co.	6,900	122,544
	Energen Corp.	2,500	73,025
	Energy West, Inc.	876	7,735
*	Environmental Power Corp.	2,500	1,580
	Florida Public Utilities Co.	800	8,292
#	Great Plains Energy, Inc.	10,777	205,517
	Hawaiian Electric Industries, Inc.	7,998	173,397
#	IDACORP, Inc.	8,400	244,524
#	Integrys Energy Group, Inc.	3,707	154,767
	ITC Holdings Corp.	5,500	230,890

57

	Laclede Group, Inc.	5,086	230,854
	Maine & Maritimes Corp.	2,508	99,442
	MGE Energy, Inc.	4,319	138,424
	Middlesex Water Co.	11,300	187,015
* #	Mirant Corp.	84,100	1,443,997
	National Fuel Gas Co.	2,800	83,888
	New Jersey Resources Corp.	8,913	357,322
#	Nicor, Inc.	9,700	331,837
	Northeast Utilities, Inc.	5,500	130,900
#	Northwest Natural Gas Co.	4,700	201,818
	NorthWestern Corp.	8,700	210,627
*	NRG Energy, Inc.	24,400	569,984
#	NSTAR	7,800	263,796
	NV Energy, Inc.	16,100	172,753
#	OGE Energy Corp.	6,300	155,484
#	Oneok, Inc.	900	26,298
#	Ormat Technologies, Inc.	9,440	292,546
	Otter Tail Corp.	3,500	70,945
	Piedmont Natural Gas Co.	5,700	147,687
#	Pinnacle West Capital Corp.	7,400	247,678
#	PNM Resources, Inc.	11,100	111,444
	Portland General Electric Co.	7,100	138,095
	Public Service Enterprise Group, Inc.	25,500	805,035
	Puget Energy, Inc.	4,800	141,120
	Questar Corp.	9,200	312,616
*	Reliant Energy, Inc.	47,800	243,302
	RGC Resources, Inc.	200	5,170
	SJW Corp.	14,400	387,216
	South Jersey Industries, Inc.	5,200	193,960
#	Southern Union Co.	14,600	188,194
#	Southwest Gas Corp.	6,100	157,136
	Southwest Water Co.	5,681	25,451
	TECO Energy, Inc.	8,500	102,085
	UGI Corp.	7,800	197,886
#	UIL Holdings Corp.	4,366	115,393
	Unisource Energy Corp.	6,000	169,440
	Unitil Corp.	4,851	98,039
	Vectren Corp.	5,893	151,980
#	Westar Energy, Inc.	9,300	186,744
#	WGL Holdings, Inc.	6,200	199,020
	York Water Co.	3,220	37,964
Total Utilities			13,850,822

TOTAL COMMON STOCKS			759,662,288

RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	9,274	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	—
*	Valley National Bancorp Warrants 06/30/15	106	397
TOTAL RIGHTS/WARRANTS			397

58

TEMPORARY CASH INVESTMENTS — (0.8%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,279,799	8,279,799

SECURITIES LENDING COLLATERAL — (22.3%)
§ @	DFA Short Term Investment Fund LP	218,725,151	218,725,151

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $2,359,223 FHLMC 5.500%, 07/01/37 & 5.500%, 01/01/38, valued at $2,125,202) to be repurchased at $2,063,352	$2,063	2,063,302

TOTAL SECURITIES LENDING COLLATERAL			220,788,453

TOTAL INVESTMENTS - (100.0%)
(Cost $1,507,038,881)##			$988,730,937

59

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.2%)
Consumer Discretionary — (11.5%)
*	1-800-FLOWERS.COM, Inc.	15,897	$39,901
*	99 Cents Only Stores	33,189	278,124
*	A.C. Moore Arts & Crafts, Inc.	5,700	9,633
#	Aaron Rents, Inc.	16,500	360,690
	Aaron Rents, Inc. Class A	300	5,280
#	Abercrombie & Fitch Co.	200	3,570
	Acme United Corp.	500	3,590
	Advance Auto Parts, Inc.	2,100	68,733
* #	Aeropostale, Inc.	10,800	227,988
*	AFC Enterprises, Inc.	6,625	31,800
	Aldila, Inc.	1,300	5,005
*	Alloy, Inc.	6,288	31,251
* #	Amazon.com, Inc.	13,300	782,306
	Ambassadors Group, Inc.	8,399	69,460
*	AMDL, Inc.	600	582
* #	American Apparel, Inc.	15,800	32,074
	American Axle & Manufacturing Holdings, Inc.	11,700	12,753
	American Eagle Outfitters, Inc.	84,350	759,993
*	America’s Car-Mart, Inc.	5,500	49,995
	Ameristar Casinos, Inc.	20,196	181,158
*	AnnTaylor Stores Corp.	19,600	96,432
* #	Apollo Group, Inc. Class A	5,000	407,300
	Arbitron, Inc.	3,600	54,072
	Arctic Cat, Inc.	6,587	28,258
	ArvinMeritor, Inc.	56,500	98,875
	Asbury Automotive Group, Inc.	200	716
*	Ascent Media Corp.	2,235	58,289
*	ATC Technology Corp.	11,356	148,196
*	AutoNation, Inc.	108,524	1,007,103
* #	Autozone, Inc.	2,500	332,225
*	Avatar Holdings, Inc.	5,500	142,725
*	Ballantyne of Omaha, Inc.	1,500	2,175
* #	Bally Technologies, Inc.	7,700	155,463
	Barnes & Noble, Inc.	27,700	454,834
*	Barry (R.G.) Corp.	7,961	51,030
	Bassett Furniture Industries, Inc.	2,986	9,824
	Beasley Broadcast Group, Inc.	300	450
	Beazer Homes USA, Inc.	8,800	9,064
	bebe Stores, Inc.	31,383	177,314
* #	Bed Bath and Beyond, Inc.	52,700	1,224,221
	Belo Corp. Class A	67,200	96,096
	Best Buy Co., Inc.	13,842	387,853
	Big 5 Sporting Goods Corp.	10,156	53,421

1

*	Big Lots, Inc.	30,994	416,869
*	BJ’s Restaurants, Inc.	14,900	165,390
#	Black & Decker Corp.	15,345	443,624
	Blockbuster, Inc. Class A	10,000	12,800
*	Blockbuster, Inc. Class B	7,900	6,636
* #	Blue Nile, Inc.	2,800	56,616
*	Bluegreen Corp.	6,200	10,850
	Blyth, Inc.	16,500	56,265
	Bob Evans Farms, Inc.	3,300	57,948
	Bon-Ton Stores, Inc.	4,000	5,460
	Books-A-Million, Inc.	319	746
	Borders Group, Inc.	21,700	9,548
	BorgWarner, Inc.	13,700	231,256
	Bowl America, Inc. Class A	1,280	12,288
	Boyd Gaming Corp.	4,650	22,366
	Brinker International, Inc.	14,331	157,211
*	Brink’s Home Security Holdings, Inc.	9,000	205,830
	Brookfield Homes Corp.	12,100	30,129
	Brown Shoe Company, Inc.	13,500	63,315
	Brunswick Corp.	66,700	185,426
#	Buckle, Inc.	19,100	403,965
*	Buffalo Wild Wings, Inc.	6,955	156,209
*	Build-A-Bear-Workshop, Inc.	4,600	19,320
	Bunge, Ltd.	7,100	304,874
#	Burger King Holdings, Inc.	8,950	199,137
*	Cabela’s, Inc.	24,100	135,201
	Cablevision Systems New York Group Class A	13,300	213,199
*	Cache, Inc.	1,900	3,553
*	California Pizza Kitchen, Inc.	11,100	114,996
	Callaway Golf Co.	34,300	261,023
	Canterbury Park Holding Corp.	100	632
*	Capella Education Co.	2,810	155,477
* #	Career Education Corp.	30,758	670,524
* #	CarMax, Inc.	119,460	987,934
	Carmike Cinemas, Inc.	2,900	5,829
	Carnival Corp.	95,200	1,731,688
*	Carriage Services, Inc.	4,124	9,114
*	Carter’s, Inc.	17,600	299,024
*	Casual Male Retail Group, Inc.	11,641	4,424
	Cato Corp. Class A	13,800	182,574
*	Cavalier Homes, Inc.	3,159	4,296
*	Cavco Industries, Inc.	3,495	85,558
	CBS Corp. Class A	300	1,734
	CBS Corp. Class B	32,000	183,040
*	CEC Entertainment, Inc.	7,300	170,382
	Centex Corp.	71,998	612,703
*	Champion Enterprises, Inc.	10,600	4,876
*	Charlotte Russe Holding, Inc.	4,700	24,205
*	Cheesecake Factory, Inc.	21,054	182,749
#	Cherokee, Inc.	1,556	23,776
* #	Chipotle Mexican Grill, Inc.	3,400	162,384
*	Chipotle Mexican Grill, Inc. Class B	3,500	159,320
	Choice Hotels International, Inc.	7,600	200,032
	Christopher & Banks Corp.	5,700	22,116
	Churchill Downs, Inc.	4,878	168,340

2

	Cinemark Holdings, Inc.	68,690	543,338
*	Citi Trends, Inc.	7,600	72,428
	CKE Restaurants, Inc.	20,800	172,640
* #	Coach, Inc.	18,100	264,260
*	Coinstar, Inc.	13,983	321,329
*	Coldwater Creek, Inc.	21,100	59,502
	Collectors Universe, Inc.	1,320	5,069
#	Columbia Sportswear Co.	19,494	559,868
	Comcast Corp. Class A	320,519	4,695,603
	Comcast Corp. Special Class A	136,574	1,895,647
* #	Conn’s, Inc.	8,581	104,345
	Cooper Tire & Rubber Co.	1,500	7,005
* #	Corinthian Colleges, Inc.	21,000	392,280
	Courier Corp.	8,202	128,853
*	Cox Radio, Inc.	17,200	86,860
	Cracker Barrel Old Country Store, Inc.	4,005	70,368
	Craftmade International, Inc.	200	415
*	Crown Media Holdings, Inc.	19,413	32,031
	CSS Industries, Inc.	200	3,034
*	Culp, Inc.	1,786	3,358
*	Cybex International, Inc.	3,598	6,512
#	D.R. Horton, Inc.	183,100	1,091,276
#	Darden Restaurants, Inc.	27,300	715,806
*	Deckers Outdoor Corp.	1,235	64,516
*	dELiA*s, Inc.	10,769	21,430
*	Delta Apparel, Inc.	6,071	23,677
*	Design Within Reach, Inc.	1,743	802
*	Destination Maternity Corp.	1,400	11,900
	DeVry, Inc.	4,900	262,542
*	DG FastChannel, Inc.	9,791	141,872
* #	Dick’s Sporting Goods, Inc.	30,542	336,267
	Dillards, Inc. Class A	15,400	66,990
#	DineEquity, Inc.	3,700	32,708
*	Discovery Communications, Inc. (25470F104)	48,650	705,425
*	Discovery Communications, Inc. (25470F302)	39,812	572,497
*	DISH Network Corp.	2,300	29,532
	Disney (Walt) Co.	322,169	6,662,455
*	Dixie Group, Inc.	1,338	2,074
* #	Dollar Tree, Inc.	10,200	435,642
*	Domino’s Pizza, Inc.	5,700	38,133
	Dover Downs Gaming & Entertainment, Inc.	10,612	33,852
*	Dr Pepper Snapple Group, Inc.	87,400	1,437,730
*	DreamWorks Animation SKG, Inc.	26,700	586,065
*	Drew Industries, Inc.	12,400	106,888
*	drugstore.com, Inc.	12,964	12,834
* #	DSW, Inc.	9,400	93,812
	E.W. Scripps Co.	2,133	3,434
	Eastman Kodak Co.	155,429	704,093
*	Eddie Bauer Holdings, Inc.	5,231	3,923
*	Einstein Noah Restaurant Group, Inc.	4,184	28,953
*	Enova Systems, Inc.	1,500	660
*	Entravision Communications Corp.	3,200	2,688
	Ethan Allen Interiors, Inc.	8,940	101,827
#	Family Dollar Stores, Inc.	1,000	27,770
*	Famous Dave’s of America, Inc.	200	612

3

	Finish Line, Inc. Class A	17,500	83,125
	Fisher Communications, Inc.	4,242	64,690
*	Fleetwood Enterprises, Inc.	3,800	308
	Foot Locker, Inc.	89,600	659,456
* #	Ford Motor Co.	59,100	110,517
	Fortune Brands, Inc.	49,277	1,576,864
*	Fossil, Inc.	37,684	434,873
*	Franklin Covey Co.	10,869	44,672
*	Franklin Electronic Publishers, Inc.	1,100	968
	Fred’s, Inc.	24,900	255,474
	Frisch’s Restaurants, Inc.	2,647	56,937
* #	Fuel Systems Solutions, Inc.	3,900	101,946
	Furniture Brands International, Inc.	13,700	28,085
* #	GameStop Corp. Class A	39,500	978,810
*	GameTech International, Inc.	1,600	2,000
*	Gaming Partners International Corp.	2,830	19,414
*	Gander Mountain Co.	4,562	9,398
#	Gannett Co., Inc.	20,600	118,862
	Gap, Inc.	52,600	593,328
*	Gaylord Entertainment Co.	10,400	110,240
#	General Motors Corp.	4,000	12,040
*	Genesco, Inc.	6,700	103,180
*	Gentek, Inc.	5,320	72,618
	Gentex Corp.	28,925	242,681
	Genuine Parts Co.	21,700	694,834
*	G-III Apparel Group, Ltd.	7,200	39,600
*	Goodyear Tire & Rubber Co.	2,700	16,659
#	Gray Television, Inc.	1,000	330
*	Great Wolf Resorts, Inc.	1,653	3,190
	Group 1 Automotive, Inc.	4,100	40,877
* #	GSI Commerce, Inc.	22,400	191,968
	Guess?, Inc.	2,600	41,834
* #	Gymboree Corp.	11,300	276,850
	H&R Block, Inc.	14,000	290,220
* #	Hanesbrands, Inc.	10,200	91,698
#	Harley-Davidson, Inc.	53,400	650,412
#	Harman International Industries, Inc.	12,600	202,734
	Harte-Hanks, Inc.	24,558	154,715
	Hasbro, Inc.	9,570	230,924
#	Haverty Furniture Co., Inc.	10,420	83,568
*	Hawk Corp.	4,000	67,560
*	Hayes Lemmerz International, Inc.	8,500	765
	Hearst-Argyle Television, Inc.	22,100	87,074
	Heelys, Inc.	13,793	28,138
*	Helen of Troy, Ltd.	18,632	195,077
*	Hibbett Sporting Goods, Inc.	9,600	130,656
#	Hillenbrand, Inc.	4,500	83,205
*	Hollywood Media Corp.	5,700	5,586
#	Home Depot, Inc.	84,469	1,818,618
	Hooker Furniture Corp.	1,800	14,544
*	Hot Topic, Inc.	23,000	196,420
*	Hovnanian Enterprises, Inc. Class A	10,500	17,745
*	HSN, Inc.	5,260	24,985
*	Iconix Brand Group, Inc.	33,250	274,977
	Interactive Data Corp.	18,100	412,861

4

	Interface, Inc. Class A	6,101	24,892
#	International Game Technology	8,700	92,220
	International Speedway Corp. Class A	15,500	360,840
*	Interpublic Group of Companies, Inc.	154,698	515,144
*	Interstate Hotels & Resorts, Inc.	7,100	3,550
*	Interval Leisure Group, Inc.	5,260	26,353
* #	iRobot Corp.	12,610	95,836
*	Isle of Capri Casinos, Inc.	12,000	33,960
*	ITT Educational Services, Inc.	2,600	318,526
*	J. Alexander’s Corp.	5,096	12,740
* #	J. Crew Group, Inc.	3,400	34,000
#	J.C. Penney Co., Inc.	72,970	1,222,247
* #	Jack in the Box, Inc.	16,700	377,253
	Jackson Hewitt Tax Service, Inc.	13,900	184,036
*	JAKKS Pacific, Inc.	4,300	78,862
*	Jarden Corp.	39,840	415,531
*	Jo-Ann Stores, Inc.	15,400	196,658
	Johnson Controls, Inc.	97,400	1,218,474
	Johnson Outdoors, Inc.	300	2,277
	Jones Apparel Group, Inc.	27,400	94,804
*	Jos. A. Bank Clothiers, Inc.	8,800	241,648
	Journal Communications, Inc. Class A	8,200	14,678
	KB HOME	51,700	551,639
	Kenneth Cole Productions, Inc. Class A	2,300	14,697
	Kimball International, Inc. Class B	13,844	95,385
*	Knology, Inc.	2,600	12,220
*	Kohl’s Corp.	40,600	1,490,426
*	Kona Grill, Inc.	200	340
*	Krispy Kreme Doughnuts, Inc.	30,000	41,700
	KSW, Inc.	200	532
	K-Swiss, Inc. Class A	14,800	158,656
	LaCrosse Footwear, Inc.	2,179	23,446
*	Lakeland Industries, Inc.	1,036	7,988
*	Lakes Entertainment, Inc.	5,885	17,420
*	Lamar Advertising Co.	3,800	34,238
*	Las Vegas Sands Corp.	2,100	10,815
*	Lazare Kaplan International, Inc.	995	3,681
	La-Z-Boy, Inc.	25,102	24,349
*	LeapFrog Enterprises, Inc.	15,900	31,959
*	Lear Corp.	11,300	10,283
	Lee Enterprises, Inc.	5,300	1,643
	Leggett & Platt, Inc.	90,110	1,125,474
	Lennar Corp. Class A	13,400	103,046
	Lennar Corp. Class B	2,600	15,080
	Libbey, Inc.	3,000	3,720
* #	Liberty Global, Inc. Class A	52,800	769,296
* #	Liberty Global, Inc. Series C	40,185	575,449
*	Liberty Media Corp. - Entertainment Class A	154,470	2,834,524
*	Liberty Media Corp. - Entertainment Class B	358	6,612
*	Liberty Media Holding Corp. Capital Class A	20,440	112,216
*	Liberty Media Holding Corp. Interactive Class A	96,443	302,831
*	Liberty Media Holding Corp. Interactive Class B	500	1,585
* #	Life Time Fitness, Inc.	13,600	201,416
	Lifetime Brands, Inc.	1,411	2,469
	Limited Brands, Inc.	83,220	659,102

5

*	Lincoln Educational Services	8,905	130,191
*	Live Nation, Inc.	26,000	135,980
	Liz Claiborne, Inc.	25,240	55,528
*	LKQ Corp.	75,865	876,241
*	Lodgian, Inc.	3,788	7,008
	Lowe’s Companies, Inc.	43,250	790,177
*	Luby’s, Inc.	14,100	64,014
	M/I Homes, Inc.	10,772	95,224
#	Macy’s, Inc.	52,800	472,560
*	Maidenform Brands, Inc.	9,835	88,023
	Marine Products Corp.	13,936	52,121
#	Marriott International, Inc. Class A	20,670	337,128
*	Martha Stewart Living Omnimedia, Inc.	12,300	28,782
* #	Marvel Entertainment, Inc.	8,300	228,333
#	Mattel, Inc.	72,582	1,029,939
	Matthews International Corp. Class A	4,730	184,186
*	McCormick & Schmick’s Seafood Restaurants, Inc.	3,315	11,702
	McDonald’s Corp.	27,450	1,592,649
	McGraw-Hill Companies, Inc.	12,500	274,875
	MDC Holdings, Inc.	19,100	585,224
*	Mediacom Communications Corp.	11,835	63,909
	Meredith Corp.	21,800	348,146
*	Meritage Homes Corp.	13,200	145,464
* #	MGM Mirage	200	1,600
*	Midas, Inc.	2,446	21,402
	Modine Manufacturing Co.	5,000	13,700
* #	Mohawk Industries, Inc.	26,400	847,704
	Monaco Coach Corp.	475	275
*	Monarch Casino & Resort, Inc.	7,830	80,179
	Monro Muffler Brake, Inc.	11,762	285,464
*	Morgans Hotel Group	4,700	17,155
* #	Morningstar, Inc.	1,500	52,005
*	Morton’s Restaurant Group, Inc.	5,000	9,000
	Movado Group, Inc.	9,455	72,614
*	MTR Gaming Group, Inc.	5,122	7,683
*	Multimedia Games, Inc.	18,101	30,953
*	Nathan’s Famous, Inc.	1,982	27,233
	National CineMedia, Inc.	9,794	98,724
	National Presto Industries, Inc.	3,191	214,244
	Nautilus Group, Inc.	8,805	12,239
*	Navarre Corp.	26	12
* #	Netflix, Inc.	9,300	336,102
	New Frontier Media, Inc.	4,900	8,085
*	New Motion, Inc.	1,234	1,357
*	New York & Co., Inc.	9,100	18,018
	Newell Rubbermaid, Inc.	67,675	546,814
	News Corp. Class A	228,208	1,458,249
#	News Corp. Class B	27,700	200,548
	NIKE, Inc. Class B	16,550	748,887
	Nobility Homes, Inc.	1,152	8,767
#	Noble International, Ltd.	3,400	1,122
	Nordstrom, Inc.	7,900	100,251
#	Nutri/System, Inc.	7,167	92,383
*	NVR, Inc.	1,800	766,962
	Omnicom Group, Inc.	16,565	428,868

6

	Orleans Homebuilders, Inc.	2,500	3,000
	O’Charleys, Inc.	2,040	5,100
* #	O’Reilly Automotive, Inc.	32,730	951,461
*	Outdoor Channel Holdings, Inc.	13,253	80,711
*	Overstock.com, Inc.	5,347	58,710
	Oxford Industries, Inc.	3,500	23,310
*	P.F. Chang’s China Bistro, Inc.	12,900	228,717
*	Pacific Sunwear of California, Inc.	5,200	6,500
*	Palm Harbor Homes, Inc.	11,087	39,248
* #	Panera Bread Co.	4,600	216,108
*	Papa John’s International, Inc.	6,566	124,820
*	PC Mall, Inc.	2,600	10,322
*	Penn National Gaming, Inc.	6,900	128,685
	Pennichuck Corp.	2,277	39,825
	Penske Automotive Group, Inc.	30,600	227,052
*	Perry Ellis International, Inc.	4,300	16,512
* #	PetMed Express, Inc.	5,800	83,752
	PetSmart, Inc.	20,892	392,143
	Phillips-Van Heusen Corp.	27,132	516,051
* #	Pinnacle Entertainment, Inc.	5,800	39,324
*	Playboy Enterprises, Inc. Class B	5,500	9,515
#	Polaris Industries, Inc.	7,900	168,033
#	Polo Ralph Lauren Corp.	14,100	578,523
	Pool Corp.	18,878	299,216
*	Premier Exhibitions, Inc.	200	226
	Pre-Paid Legal Services, Inc.	4,400	147,928
* #	Priceline.com, Inc.	3,200	214,688
	PRIMEDIA, Inc.	200	356
*	Princeton Review, Inc.	8,587	42,162
*	Progressive Gaming International Corp.	88	5
*	Proliance International, Inc.	800	408
#	Pulte Homes, Inc.	112,900	1,145,935
*	Quiksilver, Inc.	33,600	70,560
*	R.H. Donnelley Corp.	400	132
#	RadioShack Corp.	41,600	476,736
*	Rainmaker Systems, Inc.	5,912	5,853
*	RC2 Corp.	8,492	49,339
	RCN Corp.	16,542	60,875
*	Reading International, Inc. Class A	800	2,760
*	Red Lion Hotels Corp.	2,500	5,575
*	Red Robin Gourmet Burgers, Inc.	5,499	66,978
	Regis Corp.	5,100	57,375
*	Rent-A-Center, Inc.	38,450	570,982
*	Rentrak Corp.	2,131	26,424
*	Rex Stores Corp.	7,200	41,760
*	Rocky Brands, Inc.	3,135	10,816
#	Ross Stores, Inc.	10,200	300,084
#	Royal Caribbean Cruises, Ltd.	33,300	216,117
*	Rubio’s Restaurants, Inc.	4,181	15,052
	Russ Berrie & Co., Inc.	4,100	7,011
	Ryland Group, Inc.	25,969	405,116
*	Saga Communications, Inc.	1,128	4,987
*	Sally Beauty Holdings, Inc.	27,200	128,656
	Sauer-Danfoss, Inc.	7,300	55,042
	Scholastic Corp.	200	2,180

7

* #	Scientific Games Corp.	32,890	413,427
	Scripps Networks Interactive	4,400	94,468
*	Sealy Corp.	3,600	6,660
* #	Sears Holdings Corp.	46,150	1,888,458
	Service Corp. International	132,500	602,875
#	Sherwin-Williams Co.	6,700	319,925
	Shiloh Industries, Inc.	4,053	9,322
*	Shoe Carnival, Inc.	6,082	47,744
*	Shuffle Master, Inc.	19,397	65,756
*	Shutterfly, Inc.	9,511	62,868
	Sinclair Broadcast Group, Inc. Class A	10,056	18,604
*	Skechers U.S.A., Inc. Class A	21,000	209,160
	Skyline Corp.	4,100	82,328
*	Smith & Wesson Holding Corp.	1,800	4,248
#	Snap-On, Inc.	25,600	772,608
	Sonic Automotive, Inc.	21,400	43,442
* #	Sonic Corp.	14,273	139,019
#	Sotheby’s Class A	12,700	110,363
	Spartan Motors, Inc.	5,340	23,176
	Speedway Motorsports, Inc.	20,593	297,363
*	Sport Chalet, Inc. Class A	100	35
	Sport Supply Group, Inc.	6,127	49,384
	Stage Stores, Inc.	5,200	37,180
*	Stamps.com, Inc.	6,600	53,988
	Standard Motor Products, Inc.	4,085	9,600
	Standard Pacific Corp.	32,400	45,684
	Stanley Furniture, Inc.	4,300	33,755
#	Staples, Inc.	34,855	555,589
*	Starbucks Corp.	36,500	344,560
#	Starwood Hotels & Resorts Worldwide, Inc.	36,500	551,880
*	Steinway Musical Instruments, Inc.	4,055	46,876
*	Steven Madden, Ltd.	9,606	166,952
	Stewart Enterprises, Inc.	23,500	80,370
*	Stoneridge, Inc.	400	784
#	Strayer Education, Inc.	370	80,079
	Sturm Ruger & Co., Inc.	9,200	60,812
#	Superior Industries International, Inc.	6,360	65,317
	Superior Uniform Group, Inc.	4,706	37,554
*	Syms Corp.	305	1,763
	Systemax, Inc.	8,941	90,572
	Talbots, Inc.	17,200	34,916
	Tandy Brand Accessories, Inc.	387	600
*	Tandy Leather Factory, Inc.	389	655
	Target Corp.	51,673	1,612,198
	Tempur-Pedic International, Inc.	17,967	125,769
*	Tenneco Automotive, Inc.	6,400	11,776
* #	Texas Roadhouse, Inc.	22,898	174,712
*	The Children’s Place Retail Stores, Inc.	15,571	292,891
* #	The DIRECTV Group, Inc.	43,400	950,460
* #	The Dress Barn, Inc.	32,200	277,564
	The Marcus Corp.	11,500	118,795
	The Men’s Wearhouse, Inc.	17,600	205,040
	The New York Times Co. Class A	77,800	386,666
	The Pep Boys - Manny, Moe & Jack	26,200	75,718
	The Stanley Works	23,800	743,988

8

*	The Steak n Shake Co.	15,600	89,232
	The TJX Companies, Inc.	12,700	246,634
* #	The Walking Co Holdings, Inc.	706	1,843
*	The Wet Seal, Inc. Class A	45,988	120,029
	Thor Industries, Inc.	27,500	290,950
*	Ticketmaster Entertainment, Inc.	5,260	31,297
#	Tiffany & Co.	31,420	651,965
*	Timberland Co. Class A	26,400	290,136
* #	Time Warner Cable, Inc.	42,143	785,124
	Time Warner, Inc.	579,672	5,408,340
*	TiVo, Inc.	24,756	177,996
* #	Toll Brothers, Inc.	46,400	789,728
* #	Tractor Supply Co.	12,400	418,004
*	Trans World Entertainment Corp.	800	656
*	True Religion Apparel, Inc.	8,780	100,180
*	TRW Automotive Holdings Corp.	25,900	80,031
*	Tuesday Morning Corp.	8,200	9,676
	Tupperware Corp.	5,590	114,930
*	Tween Brands, Inc.	2,900	7,801
	Tyco Electronics, Ltd.	57,625	815,970
* #	Under Armour, Inc. Class A	1,000	18,500
*	Unifi, Inc.	35,389	65,116
	Unifirst Corp.	9,100	238,784
*	Universal Electronics, Inc.	7,656	86,360
*	Universal Technical Institute, Inc.	5,800	101,674
*	Urban Outfitters, Inc.	6,400	99,712
	V.F. Corp.	28,100	1,574,162
* #	Vail Resorts, Inc.	13,076	304,932
*	Valassis Communications, Inc.	13,000	16,640
	Value Line, Inc.	353	12,712
*	ValueVision Media, Inc. Class A	7,600	1,862
*	VCG Holding Corp.	1,084	1,713
* #	Viacom, Inc. Class A	3,542	57,628
*	Viacom, Inc. Class B	61,100	901,225
	Virco Manufacturing Corp.	1,360	2,856
* #	Volcom, Inc.	2,400	19,896
	WABCO Holdings, Inc.	100	1,495
*	Warnaco Group, Inc.	5,900	133,576
	Warner Music Group Corp.	13,500	27,675
	Washington Post Co.	363	141,773
	Weight Watchers International, Inc.	4,700	107,207
	Wendy’s/Arby’s Group, Inc.	32,025	161,406
*	West Marine, Inc.	9,605	48,985
	Weyco Group, Inc.	2,922	84,095
	Whirlpool Corp.	27,900	932,697
	Wiley (John) & Sons, Inc. Class A	18,500	655,455
	Wiley (John) & Sons, Inc. Class B	400	14,344
*	Williams Controls, Inc.	700	4,795
	Williams-Sonoma, Inc.	15,600	123,552
#	Winnebago Industries, Inc.	12,800	70,784
* #	WMS Industries, Inc.	13,100	291,082
	Wolverine World Wide, Inc.	9,000	163,260
	World Wrestling Entertainment, Inc.	10,700	104,218
*	WPT Enterprises, Inc.	2,818	958
	Wyndham Worldwide Corp.	7,000	42,910

9

* #	Wynn Resorts, Ltd.	4,800	144,384
*	Xerium Technologies, Inc.	4,800	2,352
	Yum! Brands, Inc.	13,600	389,232
*	Zale Corp.	7,300	9,052
*	Zumiez, Inc.	15,600	111,540
Total Consumer Discretionary			121,330,085

Consumer Staples — (6.8%)
	Alberto-Culver Co.	22,900	560,134
	Alico, Inc.	2,387	66,836
*	Alliance One International, Inc.	32,672	78,413
	Altria Group, Inc.	65,554	1,084,263
	Andersons, Inc.	8,300	136,037
#	Archer-Daniels-Midland Co.	111,434	3,051,063
#	Avon Products, Inc.	13,917	284,603
	B&G Foods, Inc.	12,200	56,608
*	Bare Escentuals, Inc.	3,300	11,979
* #	BJ’s Wholesale Club, Inc.	20,200	579,336
*	Boston Beer Co., Inc. Class A	6,300	159,012
	Brown-Forman Corp. Class A	1,000	47,500
	Brown-Forman Corp. Class B	4,175	189,587
	Calavo Growers, Inc.	6,831	83,338
	Cal-Maine Foods, Inc.	9,861	267,036
	Campbell Soup Co.	9,900	300,663
*	Caribou Coffee Co.	400	600
	Casey’s General Stores, Inc.	21,000	446,250
	CCA Industries, Inc.	1,128	3,474
*	Central European Distribution Corp.	10,900	131,890
*	Central Garden & Pet Co.	10,091	60,950
*	Central Garden & Pet Co. Class A	3,464	20,784
* #	Chattem, Inc.	2,649	179,072
	Chiquita Brands International, Inc.	33,877	473,600
	Church & Dwight Co., Inc.	10,600	564,238
	Clorox Co.	5,000	250,750
	Coca-Cola Bottling Co.	3,200	143,840
	Coca-Cola Co.	62,890	2,686,661
	Coca-Cola Enterprises, Inc.	128,600	1,444,178
	Colgate-Palmolive Co.	15,100	982,104
*	Collective Brands, Inc.	36,100	385,187
	ConAgra, Inc.	117,700	2,012,670
*	Constellation Brands, Inc. Class A	56,600	821,832
*	Constellation Brands, Inc. Class B	555	8,231
	Corn Products International, Inc.	18,100	419,015
	Costco Wholesale Corp.	20,100	905,103
*	Craft Brewers Alliance, Inc.	1,492	1,880
*	Cuisine Solutions, Inc.	600	384
	CVS Caremark Corp.	249,484	6,706,130
*	Darling International, Inc.	7,600	34,884
* #	Dean Foods Co.	55,700	1,077,238
	Del Monte Foods Co.	113,900	758,574
	Diamond Foods, Inc.	5,761	147,942
*	Elizabeth Arden, Inc.	17,575	102,462
* #	Energizer Holdings, Inc.	24,600	1,171,698
#	Estee Lauder Companies, Inc.	6,900	181,125
	Farmer Brothers Co.	7,613	155,001

10

	Flowers Foods, Inc.	8,400	180,516
	General Mills, Inc.	15,230	900,854
	Great Atlantic & Pacific Tea, Inc.	9,000	64,080
* #	Green Mountain Coffee, Inc.	9,280	355,053
	Griffin Land & Nurseries, Inc. Class A	1,766	60,662
*	Hain Celestial Group, Inc.	24,100	366,802
*	Hansen Natural Corp.	9,400	314,900
	Heinz (H.J.) Co.	8,700	317,550
#	Hormel Foods Corp.	24,300	724,869
	Imperial Sugar Co.	7,500	85,200
	Ingles Market, Inc. Class A	4,546	64,826
*	Integrated Biopharma, Inc.	3,100	713
	Inter Parfums, Inc.	8,829	53,327
	J & J Snack Foods Corp.	9,200	321,172
	J.M. Smucker Co.	16,700	754,005
#	Kellogg Co.	12,400	541,756
	Kimberly-Clark Corp.	14,546	748,683
	Kraft Foods, Inc.	241,378	6,770,653
	Lancaster Colony Corp.	11,300	411,433
	Lance, Inc.	13,391	252,153
*	Lifeway Foods, Inc.	1,900	14,060
	Lorillard, Inc.	5,200	309,192
#	Mannatech, Inc.	4,200	11,298
*	Maui Land & Pineapple Co., Inc.	1,700	15,691
	McCormick & Co., Inc.	1,100	35,244
*	Medifast, Inc.	6,205	48,027
	MGP Ingredients, Inc.	2,731	1,508
	Molson Coors Brewing Co.	31,200	1,256,424
*	Monterey Pasta Co.	400	320
	Nash-Finch Co.	6,200	266,786
*	National Beverage Corp.	15,657	136,372
*	Natural Alternatives International, Inc.	2,465	15,036
*	NBTY, Inc.	33,200	626,484
	Nu Skin Enterprises, Inc. Class A	24,500	232,505
	Oil-Dri Corp. of America	3,793	60,878
*	Omega Protein Corp.	4,497	17,179
*	Overhill Farms, Inc.	2,762	12,705
*	Pantry, Inc.	13,407	222,958
*	Parlux Fragrances, Inc.	15,550	43,540
*	Peet’s Coffee & Tea, Inc.	7,000	142,240
	Pepsi Bottling Group, Inc.	27,600	532,404
	PepsiAmericas, Inc.	38,400	619,392
	PepsiCo, Inc.	38,734	1,945,609
	Philip Morris International, Inc.	63,174	2,346,914
#	Pilgrim’s Pride Corp.	8,600	6,106
*	Prestige Brands Holdings, Inc.	22,217	141,078
	PriceSmart, Inc.	11,117	181,207
	Procter & Gamble Co.	96,321	5,249,494
	Ralcorp Holdings, Inc.	4,400	260,568
	Reliv’ International, Inc.	2,518	11,960
*	Revlon, Inc.	12,622	74,596
	Reynolds American, Inc.	40,900	1,561,562
	Rocky Mountain Chocolate Factory, Inc.	4,490	28,871
	Ruddick Corp.	19,653	472,655
#	Safeway, Inc.	57,200	1,225,796

11

	Sanderson Farms, Inc.	10,825	391,648
*	Sanfilippo (John B.) & Son, Inc.	2,000	11,000
	Sara Lee Corp.	80,200	804,406
*	Schiff Nutrition International, Inc.	4,332	20,837
*	Smart Balance, Inc.	26,334	191,448
* #	Smithfield Foods, Inc.	83,300	988,771
	Spartan Stores, Inc.	8,916	165,659
*	Spectrum Brands, Inc.	5,200	234
*	Star Scientific, Inc.	21,998	72,593
	SUPERVALU, Inc.	43,005	754,308
	Sysco Corp.	14,200	316,518
	Tasty Baking Co.	586	2,403
#	The Hershey Co.	5,300	197,584
	The Kroger Co.	32,600	733,500
	Tootsie Roll Industries, Inc.	12,056	287,777
*	TreeHouse Foods, Inc.	16,812	443,669
	Tyson Foods, Inc. Class A	50,700	448,695
* #	United Natural Foods, Inc.	21,300	331,002
	United-Guardian, Inc.	800	7,540
	Universal Corp.	12,600	385,308
* #	USANA Health Services, Inc.	5,611	130,231
	Vector Group, Ltd.	14,765	214,978
	Village Super Market, Inc.	1,600	44,064
	Walgreen Co.	46,070	1,262,779
	Wal-Mart Stores, Inc.	49,141	2,315,524
	WD-40 Co.	6,310	158,192
	Weis Markets, Inc.	15,580	484,694
#	Whole Foods Market, Inc.	1,100	11,275
*	Winn-Dixie Stores, Inc.	31,304	430,117
*	Zapata Corp.	1,292	8,333
Total Consumer Staples			72,265,108

Energy — (8.8%)
*	Abraxas Petroleum Corp.	8,700	9,483
	Adams Resources & Energy, Inc.	1,577	27,779
*	Allis-Chalmers Energy, Inc.	9,600	34,560
	Alon USA Energy, Inc.	21,883	258,219
*	Alpha Natural Resources, Inc.	2,500	40,800
*	American Oil & Gas, Inc.	3,000	2,460
	Anadarko Petroleum Corp.	64,335	2,363,668
	Apache Corp.	58,503	4,387,725
#	Arch Coal, Inc.	1,300	19,747
* #	Arena Resources, Inc.	15,700	382,452
	Atlas America, Inc.	3,050	38,735
*	ATP Oil & Gas Corp.	1,600	7,152
*	Atwood Oceanics, Inc.	3,000	49,950
*	Aventine Renewable Energy Holdings, Inc.	11,100	5,106
	Baker Hughes, Inc.	4,798	159,869
	Barnwell Industries, Inc.	900	4,788
*	Basic Energy Services, Inc.	4,600	44,160
	Berry Petroleum Corp. Class A	1,700	12,512
*	Bill Barret Corp.	11,100	245,421
#	BJ Services Co.	27,100	298,100
*	Bolt Technology Corp.	1,250	9,687
*	Boots & Coots International Well Control, Inc.	15,400	15,862

12

*	BPZ Resources, Inc.	5,100	29,376
*	Brigham Exploration Co.	12,700	31,750
* #	Bristow Group, Inc.	11,500	278,185
*	Bronco Drilling Co., Inc.	3,800	20,064
	Cabot Oil & Gas Corp.	12,100	332,629
*	Cal Dive International, Inc.	57,607	365,228
*	Callon Petroleum Co.	5,800	12,238
* #	Cameron International Corp.	5,400	125,064
	CARBO Ceramics, Inc.	10,900	391,855
*	Carrizo Oil & Gas, Inc.	7,300	101,178
* #	Cheniere Energy, Inc.	13,278	46,739
	Chesapeake Energy Corp.	45,300	716,193
	Chevron Corp.	150,663	10,624,755
	Cimarex Energy Co.	25,700	638,388
*	Clayton Williams Energy, Inc.	2,778	110,564
*	CNX Gas Corp.	7,374	190,839
*	Complete Production Services, Inc.	3,200	20,512
*	Comstock Resources, Inc.	19,300	735,909
*	Concho Resources, Inc.	24,749	624,170
	ConocoPhillips	236,337	11,233,098
	CONSOL Energy, Inc.	2,000	54,520
*	Contango Oil & Gas Co.	6,100	272,060
*	CREDO Petroleum Corp.	5,080	50,597
	Crosstex Energy, Inc.	5,300	17,596
*	Crusader Energy Group, Inc.	2,100	1,722
*	Dawson Geophysical Co.	1,900	30,267
	Delek US Holdings, Inc.	14,700	102,165
* #	Delta Petroleum Corp.	8,800	38,192
*	Denbury Resources, Inc.	5,800	70,992
	Devon Energy Corp.	78,770	4,852,232
#	Diamond Offshore Drilling, Inc.	5,100	320,076
*	Dresser-Rand Group, Inc.	34,300	668,164
*	Dril-Quip, Inc.	3,500	85,750
*	Dune Energy, Inc.	1,000	150
*	Edge Petroleum Corp.	6,241	1,123
#	El Paso Corp.	9,800	80,164
*	Encore Acquisition Co.	18,400	500,112
*	Energy Partners, Ltd.	5,200	6,032
	ENSCO International, Inc.	29,100	796,176
	EOG Resources, Inc.	20,390	1,381,830
*	Evolution Petroleum Corp.	3,371	5,056
*	EXCO Resources, Inc.	20,700	209,898
	Exxon Mobil Corp.	226,666	17,335,416
*	FMC Technologies, Inc.	4,700	139,073
* #	Forest Oil Corp.	6,600	99,000
#	Foundation Coal Holdings, Inc.	2,200	35,684
	Frontier Oil Corp.	2,600	37,128
*	FX Energy, Inc.	14,565	41,947
*	General Maritime Corp.	4,422	46,962
*	Geokinetics, Inc.	2,300	7,567
*	Geomet, Inc.	5,586	6,982
*	GeoResources, Inc.	100	718
*	GMX Resources, Inc.	2,100	47,607
*	Goodrich Petroleum Corp.	4,900	141,610
	Gulf Island Fabrication, Inc.	1,300	16,367

13

*	Gulfmark Offshore, Inc.	6,000	143,640
*	Gulfport Energy Corp.	6,200	23,746
	Halliburton Co.	19,600	338,100
*	Harvest Natural Resources, Inc.	25,200	100,800
* #	Helix Energy Solutions Group, Inc.	8,900	45,835
	Helmerich & Payne, Inc.	500	11,230
* #	Hercules Offshore, Inc.	8,600	31,992
	Hess Corp.	37,600	2,090,936
*	HKN, Inc.	2,684	7,220
	Holly Corp.	26,300	614,631
*	Hornbeck Offshore Services, Inc.	6,400	113,536
*	International Coal Group, Inc.	41,400	100,188
*	James River Coal Co.	1,900	25,764
	Lufkin Industries, Inc.	8,900	311,055
	Marathon Oil Corp.	131,994	3,594,197
* #	Mariner Energy, Inc.	20,700	204,930
	Massey Energy Co.	800	12,144
*	Matrix Service Co.	7,800	41,262
* #	McMoran Exploration Co.	5,100	34,119
*	Meridian Resource Corp.	20,316	6,298
*	Mexco Energy Corp.	200	2,104
*	Mitcham Industries, Inc.	1,900	6,878
	Murphy Oil Corp.	31,500	1,391,670
*	NATCO Group, Inc. Class A	1,900	32,547
*	National Coal Corp.	2,900	3,654
*	National-Oilwell, Inc.	35,659	942,824
*	Natural Gas Services Group	2,900	24,795
*	Newfield Exploration Co.	22,100	424,099
*	Newpark Resources, Inc.	49,300	207,553
	Noble Corp.	30,200	819,930
	Noble Energy, Inc.	28,600	1,399,398
	Occidental Petroleum Corp.	16,900	921,895
*	Oceaneering International, Inc.	10,600	365,276
*	Oil States International, Inc.	12,100	221,551
*	OMNI Energy Services Corp.	4,700	5,452
	Overseas Shipholding Group, Inc.	16,859	601,866
	Panhandle Royalty Co.	4,225	85,556
*	Parallel Petroleum Corp.	4,500	10,890
*	Parker Drilling Co.	31,400	66,568
	Patterson-UTI Energy, Inc.	10,344	98,889
	Peabody Energy Corp.	2,700	67,500
#	Penn Virginia Corp.	18,700	385,220
*	Petrohawk Energy Corp.	37,650	742,081
*	Petroleum Development Corp.	11,300	194,925
*	PetroQuest Energy, Inc.	7,000	44,310
*	PHI, Inc. Non-Voting	3,900	46,878
*	Pioneer Drilling Co.	7,400	36,778
	Pioneer Natural Resources Co.	19,100	279,624
*	Plains Exploration & Production Co.	3,900	82,368
*	PowerSecure International, Inc.	5,700	22,401
	Precision Drilling Trust	6,070	30,168
*	Pride International, Inc.	12,900	207,948
*	Quest Resource Corp.	400	156
* #	Quicksilver Resources, Inc.	3,400	23,562
#	Range Resources Corp.	12,200	437,248

14

	Rowan Companies, Inc.	18,700	236,742
	RPC, Inc.	32,800	244,032
	Schlumberger, Ltd.	24,288	991,193
*	SEACOR Holdings, Inc.	11,800	767,472
#	Smith International, Inc.	1,239	28,125
* #	Southwestern Energy Co.	7,000	221,550
	Spectra Energy Corp.	26,700	387,417
#	St. Mary Land & Exploration Co.	7,132	138,004
*	Stone Energy Corp.	6,240	53,539
*	SulphCo, Inc.	1,200	684
	Sunoco, Inc.	31,500	1,459,080
*	Superior Energy Services, Inc.	15,500	241,490
*	Superior Well Services, Inc.	10,000	91,900
*	Swift Energy Corp.	9,600	147,072
*	T-3 Energy Services, Inc.	300	3,825
	Tesoro Petroleum Corp.	200	3,446
*	Teton Energy Corp.	2,700	2,565
*	TETRA Technologies, Inc.	13,400	69,546
*	TGC Industries, Inc.	509	1,161
	The Williams Companies, Inc.	15,135	214,160
	Tidewater, Inc.	28,015	1,165,704
*	Toreador Resources Corp.	4,700	11,186
*	Transmeridian Exploration, Inc.	900	15
*	Trico Marine Services, Inc.	2,900	18,038
* #	Tri-Valley Corp.	1,800	2,430
* #	TXCO Resources, Inc.	6,000	9,660
*	Union Drilling, Inc.	3,500	16,030
* #	Unit Corp.	17,000	423,980
*	Uranium Resources, Inc.	3,800	2,637
#	USEC, Inc.	63,600	323,724
*	VAALCO Energy, Inc.	24,800	186,248
	Valero Energy Corp.	57,200	1,379,664
*	Venoco, Inc.	4,000	11,880
*	VeraSun Energy Corp.	9,000	612
	W&T Offshore, Inc.	16,000	201,120
*	Warren Resources, Inc.	8,800	15,840
*	Weatherford International, Ltd.	11,400	125,742
	Western Refining, Inc.	24,800	289,168
*	Westmoreland Coal Co.	2,531	23,159
*	Whiting Petroleum Corp.	10,300	298,700
#	World Fuel Services Corp.	11,300	381,601
	XTO Energy, Inc.	47,970	1,779,207
Total Energy			92,603,437

Financials — (15.8%)
	1st Source Corp.	13,997	249,147
	21st Century Holding Co.	1,954	8,246
	Abington Bancorp, Inc.	14,443	101,823
	Access National Corp.	600	2,550
	Advanta Corp. Class A	901	541
	Advanta Corp. Class B	10,400	8,112
*	Affiliated Managers Group, Inc.	9,600	385,824
	Affirmative Insurance Holdings, Inc.	1,700	2,482
	AFLAC, Inc.	23,300	540,793
*	Allegheny Corp.	1,020	277,879

15

	Alliance Bancorp, Inc. of Pennsylvania	100	796
	Allstate Corp.	81,060	1,756,570
*	Alphatec Holdings, Inc.	16,078	34,889
	Amcore Financial, Inc.	9,820	13,650
	American Bancorp of New Jersey, Inc.	5,092	54,281
#	American Capital, Ltd.	27,000	77,220
	American Equity Investment Life Holding Co.	300	2,007
	American Express Co.	34,000	568,820
	American Financial Group, Inc.	60,453	1,026,492
	American National Bankshares, Inc.	2,125	32,959
	American National Insurance Co.	2,738	152,917
	American Physicians Capital, Inc.	3,867	164,425
	American River Bankshares	2,022	20,220
	American West Bancorporation	2,500	1,875
*	AmeriCredit Corp.	51,700	243,507
	Ameriprise Financial, Inc.	11,760	236,964
	Ameris Bancorp	7,659	58,668
*	Amerisafe, Inc.	9,966	186,663
	AmeriServe Financial, Inc.	3,367	6,162
	AmTrust Financial Services, Inc.	20,965	172,123
	Anchor Bancorp Wisconsin, Inc.	3,400	6,868
	AON Corp.	21,724	804,874
*	Argo Group International Holdings, Ltd.	18,793	584,650
	Arrow Financial Corp.	4,676	110,073
	Asset Acceptance Capital Corp.	17,000	71,230
	Associated Banc-Corp.	67,349	1,054,012
	Assurant, Inc.	9,200	242,880
	ASTA Funding, Inc.	800	1,424
	Astoria Financial Corp.	55,200	501,216
	Atlantic Coast Federal Corp.	1,500	6,405
* #	B of I Holding, Inc.	1,598	7,191
	Baldwin & Lyons, Inc. Class B	4,200	70,518
	BancFirst Corp.	11,536	410,912
	Banco Santander SA Sponsored ADR	833	6,535
	Bancorp Rhode Island, Inc.	998	19,581
#	BancorpSouth, Inc.	24,485	462,766
	BancTrust Financial Group, Inc.	8,100	71,847
	Bank Mutual Corp.	26,601	234,887
	Bank of America Corp.	697,298	4,588,221
	Bank of Commerce Holdings	700	2,765
*	Bank of Florida Corp.	5,450	16,840
	Bank of Granite Corp.	3,400	10,676
	Bank of Hawaii Corp.	6,750	242,122
	Bank of New York Mellon Corp.	188,192	4,844,062
	Bank of the Ozarks, Inc.	6,500	147,485
#	BankAtlantic Bancorp, Inc.	1,914	4,440
	BankFinancial Corp.	12,800	123,264
	Banner Corp.	9,500	29,925
	Bar Harbor Bankshares	1,013	25,811
#	BB&T Corp.	95,984	1,899,523
	BCB Bancorp, Inc.	791	7,514
*	Beneficial Mutual Bancorp, Inc.	4,206	40,293
	Benjamin Franklin Bancorp, Inc.	2,738	29,625
	Berkshire Hills Bancorp, Inc.	5,979	140,626
*	Beverly Hills Bancorp, Inc.	2,600	317

16

	BGC Partners, Inc. Class A	4,001	9,642
#	BlackRock, Inc.	18,744	2,039,347
*	BNCCORP, Inc.	13	91
	BOK Financial Corp.	16,500	615,450
	Boston Private Financial Holdings, Inc.	37,700	177,567
*	Broadpoint Securities Group, Inc.	32,243	72,547
	Brookline Bancorp, Inc.	34,450	333,131
	Brooklyn Federal Bancorp, Inc.	3,200	39,776
	Brown & Brown, Inc.	13,900	265,907
	Bryn Mawr Bank Corp.	4,800	89,184
	C&F Financial Corp.	159	2,385
	Cadence Financial Corp.	2,505	10,847
	California First National Bancorp	1,259	10,299
	Camden National Corp.	2,529	58,926
	Capital City Bank Group, Inc.	7,984	127,904
	Capital Corp. of the West	1,500	1,155
	Capital One Financial Corp.	63,780	1,010,275
	Capital Southwest Corp.	1,955	179,195
	Capitol Bancorp, Ltd.	6,900	41,469
	Capitol Federal Financial	7,000	289,800
	Cardinal Financial Corp.	11,000	61,050
	Cascade Financial Corp.	7,916	24,619
	Cash America International, Inc.	15,143	276,814
#	Cathay General Bancorp	25,011	317,640
	Center Bancorp, Inc.	4,535	33,151
	Center Financial Corp.	9,140	43,872
	Centerstate Banks of Florida, Inc.	1,185	16,163
*	Central Jersey Bancorp	3,391	22,923
	Central Pacific Financial Corp.	22,000	148,060
	Century Bancorp, Inc. Class A	100	1,685
	Chemical Financial Corp.	10,838	247,106
*	Chicopee Bancorp, Inc.	3,900	43,329
	Chubb Corp.	61,751	2,629,358
	Cincinnati Financial Corp.	62,127	1,362,445
	CIT Group, Inc.	1,761	4,913
	Citigroup, Inc.	158,900	564,095
	Citizens Community Bancorp, Inc.	900	6,192
	Citizens First Bancorp, Inc.	200	250
	Citizens Republic Bancorp, Inc.	20,300	23,345
* #	Citizens, Inc.	16,700	136,105
	City Holding Co.	9,860	253,501
	City National Corp.	26,100	903,321
	Clifton Savings Bancorp, Inc.	6,974	72,809
	CME Group, Inc.	10,950	1,904,314
	CNA Financial Corp.	75,326	876,041
*	CNA Surety Corp.	33,805	559,473
	CNB Financial Corp.	686	7,676
	CoBiz Financial, Inc.	13,217	62,781
#	Cohen & Steers, Inc.	6,300	68,040
	Columbia Banking System, Inc.	6,919	61,579
	Comerica, Inc.	60,808	1,013,061
	Commerce Bancshares, Inc.	18,779	656,326
	Commercial National Financial Corp.	488	7,681
	Community Bank System, Inc.	24,995	448,660
	Community Trust Bancorp, Inc.	7,161	200,293

17

	Compass Diversified Holdings	16,422	177,522
*	Conseco, Inc.	121,676	283,505
	Consolidated-Tokoma Land Co.	3,000	87,150
*	Consumer Portfolio Services, Inc.	400	212
*	Core-Mark Holding Co., Inc.	6,102	111,911
#	Corus Bankshares, Inc.	9,863	10,948
*	Cowen Group, Inc.	3,857	22,178
	Crawford & Co. Class B	183	1,642
*	Crescent Financial Corp.	1,966	6,901
	Cullen Frost Bankers, Inc.	14,600	639,042
#	CVB Financial Corp.	35,200	316,448
*	Dearborn Bancorp, Inc.	500	982
	Deerfield Capital Corp.	3	7
	Delphi Financial Group, Inc. Class A	13,300	201,761
*	Diamond Hill Investment Group, Inc.	1,238	63,646
	Dime Community Bancshares	17,835	179,242
	Discover Financial Services	193,647	1,384,576
*	Dollar Financial Corp.	8,465	66,450
	Donegal Group, Inc. Class A	11,178	156,716
	Donegal Group, Inc. Class B	1,947	29,332
*	E*TRADE Financial Corp.	121,100	138,054
	East West Bancorp, Inc.	37,381	354,746
	Eastern Insurance Holdings, Inc.	3,549	37,087
	Eastern Virginia Bankshares, Inc.	403	3,992
	Eaton Vance Corp.	1,900	36,366
	ECB Bancorp, Inc.	153	2,521
*	eHealth, Inc.	8,757	121,022
	EMC Insurance Group, Inc.	4,638	90,070
	Employers Holdings, Inc.	23,610	319,679
*	Encore Bancshares, Inc.	1,754	7,911
*	Encore Capital Group, Inc.	13,700	72,062
*	Endurance Specialty Holdings, Ltd.	33,300	907,758
	Enterprise Bancorp, Inc.	130	1,267
	Enterprise Financial Services Corp.	6,734	70,707
	Erie Indemnity Co.	16,742	593,504
	ESB Financial Corp.	4,255	46,805
	ESSA Bancorp, Inc.	9,962	132,893
	Evans Bancorp, Inc.	500	6,435
	Evercore Partners, Inc. Class A	3,400	38,182
	Everest Re Group, Ltd.	15,473	974,799
*	ExlService Holdings, Inc.	10,074	80,088
*	EZCORP, Inc. Class A	2,300	31,211
#	F.N.B. Corp.	48,714	385,328
	Farmers Capital Bank Corp.	1,209	22,342
	FBL Financial Group, Inc. Class A	10,700	110,317
*	FCStone Group, Inc.	2,300	8,855
#	Federal Agriculture Mortgage Corp. Class C	2,300	7,636
	Federated Investors, Inc.	5,000	97,600
	Fidelity National Financial, Inc.	26,200	383,044
	Fidelity Southern Corp.	202	604
	Fifth Third Bancorp	232,705	556,165
	Financial Federal Corp.	15,286	332,012
	Financial Institutions, Inc.	1,970	16,469
*	First Acceptance Corp.	19,301	54,236
	First American Corp.	40,710	889,106

18

	First Bancorp	10,455	150,447
	First Bancorp, Inc.	1,007	16,042
	First Busey Corp.	15,098	132,107
*	First Cash Financial Services, Inc.	14,886	250,383
	First Citizens BancShares, Inc.	3,058	427,692
	First Commonwealth Financial Corp.	29,464	282,560
	First Community Bancshares, Inc.	4,941	85,035
	First Defiance Financial Corp.	3,509	24,107
	First Financial Bancorp	19,025	154,483
	First Financial Bankshares, Inc.	4,898	217,422
	First Financial Corp.	5,378	178,281
	First Financial Holdings, Inc.	6,978	105,647
	First Financial Northwest, Inc.	11,780	102,015
	First Financial Service Corp.	444	4,422
#	First Horizon National Corp.	122,194	1,163,293
	First M&F Corp.	511	3,168
* #	First Marblehead Corp.	3,300	3,795
	First Merchants Corp.	9,608	150,653
*	First Mercury Financial Corp.	8,313	91,859
	First Midwest Bancorp, Inc.	21,906	219,060
	First Niagara Financial Group, Inc.	64,363	840,581
	First Place Financial Corp.	3,448	9,896
*	First Regional Bancorp	3,057	9,782
	First Security Group, Inc.	6,011	26,268
	First South Bancorp, Inc.	3,537	29,039
	First State Bancorporation	200	196
	First United Corp.	500	6,075
	Firstbank Corp.	805	5,232
*	FirstCity Financial Corp.	1,686	5,024
	FirstMerit Corp.	33,800	546,546
	Flagstar Bancorp, Inc.	11,800	7,080
	Flushing Financial Corp.	13,706	108,552
	FNB United Corp.	2,428	7,114
	Forest City Enterprises, Inc. Class A	11,400	77,064
	Forest City Enterprises, Inc. Class B	427	2,955
* #	Forestar Group, Inc.	1,066	11,886
*	Fox Chase Bancorp, Inc.	2,015	19,908
*	FPIC Insurance Group, Inc.	4,705	183,166
	Franklin Resources, Inc.	7,550	365,571
#	Frontier Financial Corp.	3,900	6,903
	Fulton Financial Corp.	81,667	573,302
*	GAINSCO, INC.	950	1,363
	Gallagher (Arthur J.) & Co.	18,000	424,260
	GAMCO Investors, Inc.	1,960	61,230
	Genworth Financial, Inc.	37,300	86,536
	German American Bancorp, Inc.	6,319	70,141
#	GFI Group, Inc.	3,984	12,510
#	Glacier Bancorp, Inc.	22,923	351,868
*	Golfsmith International Holdings, Inc.	300	246
	Great Southern Bancorp, Inc.	5,970	63,282
#	Greene Bancshares, Inc.	6,241	61,723
	Greenhill & Co., Inc.	2,863	186,152
	Grubb & Ellis Co.	6,100	3,843
*	Guaranty Bancorp	10,012	15,218
* #	Guaranty Financial Group, Inc.	3	5

19

*	Hallmark Financial Services, Inc.	7,395	57,237
	Hampden Bancorp, Inc.	1,465	12,687
*	Hampton Roads Bankshares, Inc.	1,355	11,599
	Hancock Holding Co.	5,621	153,847
	Hanmi Financial Corp.	20,721	39,577
	Hanover Insurance Group, Inc.	28,843	1,165,834
	Harleysville Group, Inc.	10,014	284,798
	Harleysville National Corp.	24,107	224,436
	Harleysville Savings Financial Corp.	1,246	15,251
*	Harris & Harris Group, Inc.	12,200	42,822
	Hartford Financial Services Group, Inc.	20,600	271,096
	Hawthorn Bancshares, Inc.	200	3,002
	HCC Insurance Holdings, Inc.	38,000	889,580
	Heartland Financial USA, Inc.	8,068	111,096
	Heritage Commerce Corp.	4,642	33,469
	Heritage Financial Corp.	809	9,894
	Heritage Financial Group	101	877
	HF Financial Corp.	200	2,360
*	Hilltop Holdings, Inc.	34,900	349,000
	HMN Financial, Inc.	212	638
	Home Bancshares, Inc.	8,296	170,815
	Home Federal Bancorp, Inc.	9,497	85,378
	HopFed Bancorp, Inc.	1,600	15,520
	Horace Mann Educators Corp.	2,700	25,245
	Horizon Financial Corp.	2,618	6,414
	Hudson City Bancorp, Inc.	127,500	1,479,000
#	Huntington Bancshares, Inc.	133,686	385,016
	IBERIABANK Corp.	7,030	298,002
	Independence Holding Co.	4,500	13,500
	Independent Bank Corp. (453836108)	10,000	185,400
	Independent Bank Corp. (453838104)	5,100	8,109
	Infinity Property & Casualty Corp.	7,323	281,203
	Integra Bank Corp.	4,400	7,084
*	IntercontinentalExchange, Inc.	800	45,544
	International Bancshares Corp.	23,800	433,636
	Intervest Bancshares Corp.	500	1,875
	Invesco, Ltd. ADR	6,529	76,977
*	Investment Technology Group, Inc.	5,400	117,072
*	Investors Bancorp, Inc.	40,126	428,546
	Investors Title Co.	147	4,938
	Janus Capital Group, Inc.	8,200	43,050
	Jefferies Group, Inc.	91,778	1,059,118
#	Jones Lang LaSalle, Inc.	3,700	87,357
	JPMorgan Chase & Co.	601,123	15,334,648
* #	KBW, Inc.	14,704	276,141
	Kearny Financial Corp.	38,365	413,958
	Kentucky First Federal Bancorp	1,049	10,490
	KeyCorp	180,510	1,314,113
	K-Fed Bancorp	4,754	38,032
*	Knight Capital Group, Inc.	38,222	689,143
	Lakeland Bancorp, Inc.	11,863	92,650
	Lakeland Financial Corp.	6,129	126,257
	Legacy Bancorp, Inc.	5,054	50,591
#	Legg Mason, Inc.	45,400	729,124
* #	Leucadia National Corp.	17,800	283,376

20

#	Life Partners Holdings, Inc.	1,102	41,876
	Lincoln National Corp.	21,200	320,756
*	Liquidity Services, Inc.	12,634	90,080
	LNB Bancorp, Inc.	884	5,039
	Loews Corp.	72,939	1,779,712
*	LoopNet, Inc.	13,200	85,800
*	Louisiana Bancorp, Inc.	500	6,200
#	M&T Bank Corp.	42,160	1,640,446
	Macatawa Bank Corp.	4,700	12,737
	MainSource Financial Group, Inc.	12,698	124,059
*	Markel Corp.	2,700	729,081
*	Market Leader, Inc.	3,754	6,626
*	MarketAxess Holdings, Inc.	12,033	92,895
*	Marlin Business Services, Inc.	3,160	12,545
	Marsh & McLennan Companies, Inc.	32,900	635,957
#	Marshall & Ilsley Corp.	98,300	561,293
#	Mastercard, Inc.	3,100	420,918
	MB Financial, Inc.	19,843	324,235
* #	MBIA, Inc.	151,600	585,176
#	MBT Financial Corp.	3,341	8,787
	MCG Capital Corp.	5,800	3,944
	Meadowbrook Insurance Group, Inc.	16,468	99,961
	Medallion Financial Corp.	9,217	62,307
	Mercantile Bancorp, Inc.	1,350	13,500
	Mercantile Bank Corp.	2,851	13,457
	Mercer Insurance Group, Inc.	1,626	22,130
	Merchants Bancshares, Inc.	669	13,079
	Mercury General Corp.	22,400	867,776
	MetLife, Inc.	128,471	3,690,972
	MetroCorp Bancshares, Inc.	1,365	6,470
#	Midwest Banc Holdings, Inc.	4,100	4,797
	Moody’s Corp.	5,225	111,919
	Morgan Stanley	103,176	2,087,250
*	Move, Inc.	28,155	47,582
	MSB Financial Corp.	400	3,880
	MutualFirst Financial, Inc.	1,250	8,600
	Nara Bancorp, Inc.	14,800	87,468
#	National Financial Partners Corp.	500	1,285
	National Interstate Corp.	9,767	155,100
	National Penn Bancshares, Inc.	45,063	436,210
	National Western Life Insurance Co. Class A	100	12,413
*	Navigators Group, Inc.	12,800	657,152
	NBT Bancorp, Inc.	24,899	568,693
	Nelnet, Inc. Class A	21,430	296,163
	New England Bancshares, Inc.	1,100	7,150
	New Westfield Financial, Inc.	18,225	175,507
	New York Community Bancorp, Inc.	85,650	1,134,862
	NewAlliance Bancshares, Inc.	60,493	664,818
	NewBridge Bancorp	928	2,042
*	Newport Bancorp, Inc.	500	5,755
*	NewStar Financial, Inc.	4,200	12,432
*	Nexity Financial Corp.	700	486
	North Valley Bancorp	500	1,865
	Northeast Community Bancorp, Inc.	5,046	39,611
	Northern Trust Corp.	8,009	460,678

21

	Northfield Bancorp, Inc.	6,513	64,739
	Northrim Bancorp, Inc.	300	3,018
	Northwest Bancorp, Inc.	17,314	321,348
	NYMAGIC, Inc.	1,300	22,178
#	NYSE Euronext, Inc.	101,318	2,228,996
	Ocean Shore Holding Co.	1,740	11,832
	OceanFirst Financial Corp.	5,793	74,266
*	Ocwen Financial Corp.	35,600	316,840
	Odyssey Re Holdings Corp.	18,600	875,130
	Ohio Valley Banc Corp.	700	13,195
	Old National Bancorp	12,940	164,726
	Old Republic International Corp.	87,200	899,904
#	Old Second Bancorp, Inc.	7,548	67,479
	OneBeacon Insurance Group, Ltd.	14,197	119,965
	optionsXpress Holding, Inc.	22,746	247,704
*	Oritani Financial Corp.	13,202	196,842
	Pacific Capital Bancorp	27,100	287,531
	Pacific Continental Corp.	2,000	25,240
	Pacific Mercantile Bancorp	1,200	5,040
	PacWest Bancorp	20,699	350,020
	Pamrapo Bancorp, Inc.	1,100	7,656
#	Park National Corp.	6,382	346,223
	Parkvale Financial Corp.	400	4,908
	Patriot National Bancorp	78	544
	Peapack-Gladstone Financial Corp.	600	13,200
*	Penn Treaty American Corp.	4,402	638
	Penns Woods Bancorp, Inc.	200	4,795
*	Penson Worldwide, Inc.	7,466	44,647
	Peoples Bancorp, Inc.	6,533	65,787
	People’s United Financial, Inc.	56,625	926,385
*	PICO Holdings, Inc.	10,394	264,215
*	Pinnacle Financial Partners, Inc.	12,292	290,460
	PMI Group, Inc.	400	556
	PNC Financial Services Group, Inc.	57,020	1,854,290
	Porter Bancorp, Inc.	2,894	35,451
* #	Portfolio Recovery Associates, Inc.	8,434	198,958
	Preferred Bank	3,851	21,450
	Premier Financial Bancorp, Inc.	100	610
	Princeton National Bancorp, Inc.	1,151	20,718
	Principal Financial Group, Inc.	7,100	117,789
#	PrivateBancorp, Inc.	11,000	160,380
*	ProAssurance Corp.	18,855	891,087
* #	Progressive Corp.	33,600	408,240
	Prosperity Bancshares, Inc.	26,524	717,474
	Protective Life Corp.	18,000	149,040
	Providence Community Bancshares, Inc.	100	650
	Provident Bankshares Corp.	17,100	109,782
	Provident Financial Holdings, Inc.	4,700	21,150
	Provident Financial Services, Inc.	36,700	401,131
	Provident New York Bancorp	22,203	210,928
	Prudential Bancorp, Inc. of Pennsylvania	1,666	17,460
	Prudential Financial, Inc.	12,110	311,832
	Pulaski Financial Corp.	1,232	8,809
	QC Holdings, Inc.	6,713	28,530
	Radian Group, Inc.	4,200	13,524

22

	Rainier Pacific Financial Group, Inc.	1,250	2,062
#	Raymond James Financial, Inc.	19,950	369,274
	Regions Financial Corp.	279,000	965,340
	Reinsurance Group of America, Inc.	27,741	988,412
	Renasant Corp.	13,089	158,508
	Republic Bancorp, Inc. Class A	1,499	26,982
*	Republic First Bancorp, Inc.	200	1,504
	Resource America, Inc.	5,431	22,158
*	Rewards Network, Inc.	4,387	11,582
	Riverview Bancorp, Inc.	1,319	4,551
	RLI Corp.	7,300	412,377
	Rockville Financial, Inc.	7,245	82,738
*	Rodman & Renshaw Capital Group, Inc.	2,170	1,693
	Roma Financial Corp.	8,352	95,046
	Rome Bancorp, Inc.	2,991	23,240
	Royal Bancshares of Pennsylvania, Inc. Class A	1,328	5,046
#	S&T Bancorp, Inc.	18,553	471,803
	S.Y. Bancorp, Inc.	5,255	119,709
	Safety Insurance Group, Inc.	8,869	310,592
	Salisbury Bancorp, Inc.	300	7,125
	Sanders Morris Harris Group, Inc.	764	3,178
	Sandy Spring Bancorp, Inc.	8,992	126,967
	SCBT Financial Corp.	5,909	158,716
	Schwab (Charles) Corp.	25,100	341,109
*	Seabright Insurance Holdings	12,904	133,814
	Seacoast Banking Corp. of Florida	9,064	41,604
#	Security Bank Corp.	4,456	3,565
	SEI Investments Co.	10,600	134,302
	Selective Insurance Group, Inc.	30,027	460,914
	Shore Bancshares, Inc.	1,418	24,418
	SI Financial Group, Inc.	2,757	17,231
	Sierra Bancorp	4,987	61,091
*	Signature Bank	12,124	311,466
	Simmons First National Corp. Class A	6,740	166,074
*	SLM Corp.	700	8,015
	Smithtown Bancorp, Inc.	5,600	77,168
	Somerset Hills Bancorp	830	5,096
	South Financial Group, Inc.	56,400	106,032
*	Southcoast Financial Corp.	900	2,745
	Southern Community Financial Corp.	4,089	14,761
	Southside Bancshares, Inc.	6,790	129,146
	Southwest Bancorp, Inc.	9,148	95,871
*	Specialty Underwriters’ Alliance, Inc.	1,554	5,066
	StanCorp Financial Group, Inc.	20,900	539,638
	State Auto Financial Corp.	11,712	258,835
	State Bancorp, Inc.	7,347	44,082
#	State Street Corp.	66,700	1,552,109
	StellarOne Corp.	11,478	149,673
	Sterling Bancorp	13,638	150,291
	Sterling Bancshares, Inc.	44,800	249,088
	Sterling Financial Corp.	10,100	18,685
	Stewart Information Services Corp.	8,800	130,592
*	Stifel Financial Corp.	5,300	185,712
	Student Loan Corp.	200	9,388
	Suffolk Bancorp	4,061	123,901

23

*	Sun Bancorp, Inc.	10,050	56,883
	SunTrust Banks, Inc.	65,831	807,088
*	Superior Bancorp	75	205
	Susquehanna Bancshares, Inc.	52,800	580,800
*	Susser Holdings Corp.	6,600	86,262
*	SVB Financial Group	16,650	345,820
	SWS Group, Inc.	14,100	206,565
	Synovus Financial Corp.	169,358	670,658
	T. Rowe Price Group, Inc.	12,100	333,718
	Taylor Capital Group, Inc.	4,579	29,260
	TCF Financial Corp.	54,200	671,538
*	TD Ameritrade Holding Corp.	26,900	302,356
*	Tejon Ranch Co.	6,800	148,580
	Temecula Valley Bancorp, Inc.	56	64
*	Tennessee Commerce Bancorp, Inc.	200	2,050
*	Texas Capital Bancshares, Inc.	18,916	213,562
	TFS Financial Corp.	24,600	316,356
*	The Bancorp, Inc.	2,708	8,368
	The Colonial BancGroup, Inc.	9,000	7,110
	The Goldman Sachs Group, Inc.	50,422	4,070,568
* #	The NASDAQ OMX Group, Inc.	15,600	340,392
	The Phoenix Companies, Inc.	87,000	152,250
	The Savannah Bancorp, Inc.	671	6,099
* #	The St. Joe Co.	31,300	752,765
	The Travelers Companies, Inc.	96,068	3,712,068
	The Wilber Corp.	1,350	10,017
*	thinkorswim Group, Inc.	31,000	233,120
	Thomas Properties Group, Inc.	4,301	8,602
*	Thomas Weisel Partners Group, Inc.	7,741	23,920
	TIB Financial Corp.	2,384	9,488
	TierOne Corp.	2,400	3,864
	Tompkins Financial Corp.	4,005	200,851
#	Torchmark Corp.	12,400	372,000
#	Tower Group, Inc.	10,936	274,166
	TowneBank	6,254	130,333
*	Tradestation Group, Inc.	20,080	110,641
	Transatlantic Holdings, Inc.	25,357	815,228
*	Tree.com, Inc.	876	3,478
	TriCo Bancshares	6,686	134,656
	TrustCo Bank Corp.	16,700	111,890
	Trustmark Corp.	20,119	408,416
#	U.S. Bancorp	94,954	1,409,117
	UCBH Holdings, Inc.	51,000	118,830
	UMB Financial Corp.	8,448	327,276
	Umpqua Holdings Corp.	36,903	361,649
	Union Bankshares Corp.	6,862	107,253
*	United America Indemnity, Ltd.	10,458	110,646
	United Bancshares, Inc.	500	4,767
	United Bankshares, Inc.	18,540	389,155
*	United Capital Corp.	957	18,566
#	United Community Banks, Inc.	18,293	94,209
	United Community Financial Corp.	5,185	2,644
	United Financial Bancorp, Inc.	10,899	149,425
	United Fire & Casualty Co.	20,401	409,040
	United Security Bancshares	1,423	11,697

24

	United Western Bancorp, Inc.	3,247	26,398
	Unitrin, Inc.	39,800	507,848
*	Universal American Corp.	32,082	316,649
	Universal Insurance Holdings, Inc.	17,100	61,902
	Univest Corp. of Pennsylvania	4,896	112,118
	Unum Group	119,277	1,688,962
#	Valley National Bancorp	25,640	333,833
	ViewPoint Financial Group	7,712	110,050
*	Virginia Commerce Bancorp, Inc.	3,800	15,846
	VIST Financial Corp.	400	3,028
	W. R. Berkley Corp.	39,800	1,053,904
	Waddell & Reed Financial, Inc.	4,200	59,304
	Wainwright Bank & Trust Co.	95	730
	Washington Banking Co.	883	7,629
	Washington Federal, Inc.	51,400	631,192
	Washington Trust Bancorp, Inc.	8,297	135,739
*	Waterstone Financial, Inc.	6,480	16,006
	Webster Financial Corp.	31,934	133,484
	Wells Fargo & Co.	232,419	4,392,719
	Wesbanco, Inc.	14,175	292,855
	Wesco Financial Corp.	864	260,591
	West Bancorporation	8,010	64,881
	West Coast Bancorp	7,352	21,835
	Westamerica Bancorporation	4,200	179,466
* #	Western Alliance Bancorp	19,067	145,100
	Westwood Holdings Group, Inc.	1,587	44,055
	White Mountains Insurance Group, Ltd.	3,871	934,846
	Whitney Holding Corp.	40,918	531,525
	Willis Group Holdings, Ltd.	1,797	44,494
#	Wilmington Trust Corp.	39,186	536,456
	Wilshire Bancorp, Inc.	13,700	93,982
	Wintrust Financial Corp.	14,905	199,280
*	World Acceptance Corp.	10,120	193,798
	WSB Holdings, Inc.	400	1,060
	WVS Financial Corp.	757	12,244
	Yadkin Valley Financial Corp.	5,876	54,000
	Zenith National Insurance Corp.	21,000	588,840
#	Zions Bancorporation	67,331	1,004,579
*	ZipRealty, Inc.	6,546	18,918
Total Financials			166,717,387

Health Care — (10.7%)
*	A.D.A.M., Inc.	1,602	5,166
*	Abaxis, Inc.	8,269	130,816
	Abbott Laboratories	50,600	2,805,264
*	ABIOMED, Inc.	9,000	121,410
*	Abraxis Bioscience, Inc.	525	36,440
*	Acadia Pharmaceuticals, Inc.	900	909
*	Accelrys, Inc.	12,179	46,037
*	Accuray, Inc.	25,500	157,590
* #	Acorda Therapeutics, Inc.	6,500	159,445
*	Adolor Corp.	14,225	28,450
*	Advanced Medical Optics, Inc.	12,700	279,019
	Aetna, Inc.	67,593	2,095,383
*	Affymax, Inc.	2,401	31,213

25

*	Affymetrix, Inc.	1,700	5,406
*	Air Methods Corp.	6,675	130,162
*	Akorn, Inc.	6,306	14,062
*	Albany Molecular Research, Inc.	1,530	13,112
*	Alexion Pharmaceuticals, Inc.	4,000	147,480
*	Alexza Pharmaceuticals, Inc.	11,461	33,122
*	Align Technology, Inc.	21,722	171,169
*	Alkermes, Inc.	14,300	164,021
	Allergan, Inc.	11,361	433,081
*	Alliance Imaging, Inc.	12,754	113,000
*	Allied Healthcare International, Inc.	6,637	6,571
*	Allion Healthcare, Inc.	8,451	38,621
*	Allos Therapeutics, Inc.	17,591	137,738
	Allscripts-Misys Healthcare Solutions, Inc.	21,928	184,634
* #	Almost Family, Inc.	2,000	61,680
* #	Alnylam Pharmaceuticals, Inc.	8,515	179,581
* #	AMAG Pharmaceuticals, Inc.	6,900	243,225
* #	Amedisys, Inc.	6,286	259,172
*	America Services Group, Inc.	4,198	47,857
*	American Caresource Holding, Inc.	1,300	9,035
*	American Dental Partners, Inc.	6,060	40,663
*	American Medical Systems Holdings, Inc.	36,982	395,707
* #	AMERIGROUP Corp.	20,700	578,979
	AmerisourceBergen Corp.	38,100	1,383,792
*	Amgen, Inc.	44,608	2,446,749
*	AMICAS, Inc.	8,943	14,354
*	AMN Healthcare Services, Inc.	19,300	131,240
*	Amsurg Corp.	14,385	281,802
*	Amylin Pharmaceuticals, Inc.	1,400	16,184
	Analogic Corp.	4,100	102,500
*	AngioDynamics, Inc.	15,000	204,000
*	Anika Therapeutics, Inc.	4,416	18,017
*	Antigenics, Inc.	8,115	3,084
*	Ardea Biosciences, Inc.	700	8,715
*	Arena Pharmaceuticals, Inc.	39,558	163,770
*	Ariad Pharmaceuticals, Inc.	4,800	8,016
*	Arqule, Inc.	7,709	30,451
* #	Array BioPharma, Inc.	8,309	33,236
*	ArthroCare Corp.	3,900	26,988
*	Aspect Medical Systems, Inc.	6,651	25,274
*	Assisted Living Concepts, Inc.	30,500	121,085
*	Athenahealth, Inc.	1,017	36,693
*	AtriCure, Inc.	3,000	4,050
	Atrion Corp.	200	16,360
*	ATS Medical, Inc.	27,700	70,081
*	Auxilium Pharmaceuticals, Inc.	6,600	201,696
*	AVI BioPharma, Inc.	1,500	1,305
*	Avigen, Inc.	400	392
	Bard (C.R.), Inc.	2,400	205,368
	Baxter International, Inc.	17,718	1,039,161
	Beckman Coulter, Inc.	15,600	775,632
	Becton Dickinson & Co.	9,200	668,564
*	BioCryst Pharmaceuticals, Inc.	3,950	7,505
* #	Biogen Idec, Inc.	13,500	656,775
*	Bio-Imaging Technologies, Inc.	3,676	12,388

26

*	BioLase Technology, Inc.	4,600	3,312
* #	BioMarin Pharmaceutical, Inc.	14,551	280,252
*	BioMimetic Therapeutics, Inc.	9,239	74,559
*	Bio-Rad Laboratories, Inc. Class A	2,277	144,681
*	Bio-Rad Laboratories, Inc. Class B	100	6,441
*	Bio-Reference Laboratories, Inc.	5,500	134,200
*	BioSante Pharmaceuticals, Inc.	5,797	9,275
*	BioScrip, Inc.	5,500	9,295
*	BioSphere Medical, Inc.	1,100	3,135
*	Boston Scientific Corp.	142,165	1,261,004
*	Bovie Medical Corp.	3,860	26,055
	Bristol-Myers Squibb Co.	63,000	1,348,830
#	Brookdale Senior Living, Inc.	15,000	102,000
*	Bruker BioSciences Corp.	7,000	28,210
*	BSD Medical Corp.	1,500	4,965
*	Cadence Pharmaceuticals, Inc.	8,942	64,382
*	Caliper Life Sciences, Inc.	9,500	12,255
	Cambrex Corp.	11,000	35,970
*	Candela Corp.	145	78
*	Cantel Medical Corp.	9,552	143,184
*	Capital Senior Living Corp.	7,538	19,825
*	Caraco Pharmaceutical Laboratories, Ltd.	200	920
*	Cardiac Science Corp.	14,654	78,692
*	Cardica, Inc.	2,900	9,251
	Cardinal Health, Inc.	24,500	922,425
* #	Cardium Therapeutics, Inc.	3,400	3,162
*	Catalyst Health Solutions, Inc.	12,800	281,856
*	Celera Corp.	42,028	354,716
* #	Celgene Corp.	14,601	773,123
*	Celldex Therapeutics, Inc.	1,948	14,474
*	Centene Corp.	21,400	379,422
* #	Cephalon, Inc.	4,300	331,874
* #	Cepheid, Inc.	5,100	37,944
* #	Cerner Corp.	9,100	306,852
*	Cerus Corp.	1,900	1,786
*	Charles River Laboratories International, Inc.	35,700	871,437
	Chemed Corp.	8,200	329,066
	Cigna Corp.	17,802	309,043
*	Clinical Data, Inc.	4,800	37,344
* #	CombiMatrix Corp.	2,103	16,466
*	CombinatoRx, Inc.	2,200	1,628
*	Community Health Systems, Inc.	51,800	965,552
	Computer Programs & Systems, Inc.	2,600	65,338
*	Conceptus, Inc.	6,437	92,435
*	CONMED Corp.	17,095	267,537
*	Continucare Corp.	16,580	33,160
	Cooper Companies, Inc.	5,700	108,129
*	Corvel Corp.	6,249	110,232
*	Covance, Inc.	200	7,720
*	Coventry Health Care, Inc.	26,739	404,561
	Covidien, Ltd.	11,531	442,099
*	CPEX Pharmaceuticals, Inc.	320	2,224
*	Cross Country Healthcare, Inc.	700	5,243
*	CryoLife, Inc.	5,500	45,320
* #	Cubist Pharmaceuticals, Inc.	5,700	122,037

27

*	Cutera, Inc.	5,798	38,905
*	CV Therapeutics, Inc.	19,900	311,435
* #	Cyberonics, Inc.	6,455	99,342
*	Cyclacel Pharmaceuticals, Inc.	1,900	589
*	Cynosure, Inc. Class A	500	3,910
*	Cypress Bioscience, Inc.	17,729	150,696
*	Cytokinetics, Inc.	24,063	51,014
*	Cytori Therapeutics, Inc.	1,800	8,856
	Datascope Corp.	3,800	201,533
*	DaVita, Inc.	8,400	394,800
	Daxor Corp.	1,894	30,304
*	Dendreon Corp.	23,130	77,948
#	DENTSPLY International, Inc.	900	24,219
*	Dexcom, Inc.	300	969
*	Dialysis Corp. of America	2,325	15,322
*	Digirad Corp.	2,355	2,049
*	Dionex Corp.	4,100	207,624
*	Discovery Laboratories, Inc.	1,800	2,034
*	Durect Corp.	14,309	40,494
*	Dyax Corp.	22,315	74,978
*	Dynacq Healthcare, Inc.	2,099	7,871
*	Dynavax Technologies Corp.	1,200	756
* #	Eclipsys Corp.	24,900	218,124
*	Edwards Lifesciences Corp.	5,300	304,697
	Eli Lilly & Co.	32,700	1,204,014
* #	Emageon, Inc.	846	2,056
* #	Emergency Medical Services Corp. Class A	850	28,492
*	Emergent Biosolutions, Inc.	7,000	153,510
* #	Emeritus Corp.	12,500	103,375
*	Endo Pharmaceuticals Holdings, Inc.	19,030	427,604
*	Endologix, Inc.	6,910	10,987
*	Enzo Biochem, Inc.	11,000	53,790
* #	Enzon Pharmaceuticals, Inc.	7,849	51,097
*	eResearch Technology, Inc.	12,206	70,673
*	ev3, Inc.	46,000	248,860
*	Exactech, Inc.	5,786	73,714
*	Exelixis, Inc.	34,086	168,044
*	Express Scripts, Inc.	7,600	408,576
*	Facet Biotech Corp.	5,610	34,109
*	Five Star Quality Care, Inc.	4,600	8,786
*	Forest Laboratories, Inc.	45,032	1,127,601
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	17,370	7,469
*	Genentech, Inc.	9,100	739,284
*	Genomic Health, Inc.	6,798	145,477
*	Gen-Probe, Inc.	9,700	436,694
*	Gentiva Health Services, Inc.	22,000	556,160
*	Genzyme Corp.	13,550	933,866
* #	Geron Corp.	27,527	215,812
*	Gilead Sciences, Inc.	29,050	1,474,868
*	Greatbatch, Inc.	11,780	274,474
* #	GTx, Inc.	8,720	96,269
*	Haemonetics Corp.	4,600	272,090
* #	Halozyme Therapeutics, Inc.	19,419	112,048
*	Hanger Orthopedic Group, Inc.	14,415	196,765
* #	Hansen Medical, Inc.	8,165	36,906

28

*	Harvard Bioscience, Inc.	11,200	28,784
*	Health Grades, Inc.	2,200	5,148
*	Health Management Associates, Inc.	39,700	63,123
*	Health Net, Inc.	33,100	484,253
* #	HEALTHSOUTH Corp.	28,299	281,292
*	HealthSpring, Inc.	32,224	561,342
*	HealthStream, Inc.	2,651	5,249
*	HealthTronics, Inc.	9,776	17,988
*	Healthways, Inc.	1,000	13,820
* #	Henry Schein, Inc.	22,313	835,176
	Hill-Rom Holdings, Inc.	34,639	487,717
*	Hi-Tech Pharmacal Co., Inc.	5,400	28,944
*	HLTH Corp.	196	2,230
*	HMS Holdings Corp.	9,520	294,644
*	Hollis-Eden Pharmaceuticals, Inc.	1,300	780
* #	Hologic, Inc.	96,400	1,136,556
*	Home Diagnostics, Inc.	9,322	65,068
*	Hospira, Inc.	23,400	582,660
*	Human Genome Sciences, Inc.	1,900	3,439
*	Humana, Inc.	42,054	1,595,108
*	iBioPharma, Inc.	3,100	682
*	ICU Medical, Inc.	6,351	193,769
*	Idenix Pharmaceuticals, Inc.	17,400	101,094
*	Idera Pharmaceuticals, Inc.	3,476	24,332
* #	IDEXX Laboratories, Inc.	9,000	295,200
*	IDM Pharma, Inc.	1,920	3,264
*	I-Flow Corp.	3,000	12,330
* #	Illumina, Inc.	6,800	186,048
*	Immucor, Inc.	8,856	245,400
* #	ImmunoGen, Inc.	10,412	43,418
*	Immunomedics, Inc.	5,800	7,018
	IMS Health, Inc.	22,700	329,604
*	Incyte Corp.	11,300	33,109
*	Indevus Pharmaceuticals, Inc.	22,212	118,168
*	Infinity Pharmaceuticals, Inc.	3,456	28,063
*	Inspire Pharmaceuticals, Inc.	12,767	48,515
* #	Integra LifeSciences Holdings	11,000	305,140
*	IntegraMed America, Inc.	3,319	23,565
* #	InterMune, Inc.	13,160	150,550
* #	Introgen Therapeutics, Inc.	3,545	78
* #	Intuitive Surgical, Inc.	1,800	185,814
	Invacare Corp.	13,600	259,216
*	InVentiv Health, Inc.	3,757	35,842
* #	Inverness Medical Innovations, Inc.	45,000	1,101,150
*	IRIS International, Inc.	7,000	69,720
*	Isis Pharmaceuticals, Inc.	11,700	165,321
*	Javelin Pharmaceuticals, Inc.	1,200	1,356
	Johnson & Johnson	90,875	5,242,579
*	Kendle International, Inc.	3,700	70,670
*	Kensey Nash Corp.	6,730	139,109
*	Keryx Biopharmaceuticals, Inc.	885	171
	Kewaunee Scientific Corp.	674	5,796
*	Kindred Healthcare, Inc.	200	2,714
* #	Kinetic Concepts, Inc.	29,500	710,950
*	King Pharmaceuticals, Inc.	143,000	1,249,820

29

*	K-V Pharmaceutical Co. Class A	9,888	6,427
*	K-V Pharmaceutical Co. Class B	900	1,260
* #	Laboratory Corp. of America Holdings	4,200	248,640
	Landauer, Inc.	2,200	150,876
*	Lannet Co., Inc.	8,550	45,315
	LCA-Vision, Inc.	8,569	21,594
*	Lexicon Pharmaceuticals, Inc.	17,128	20,382
*	LHC Group, Inc.	4,150	110,431
*	Life Technologies Corp.	50,029	1,273,738
*	LifePoint Hospitals, Inc.	32,800	739,312
*	Ligand Pharmaceuticals, Inc. Class B	16,578	35,145
* #	Lincare Holdings, Inc.	23,800	572,390
* #	Luminex Corp.	15,850	322,864
*	Magellan Health Services, Inc.	21,872	792,204
* #	Mannkind Corp.	33,701	119,639
	Martek Biosciences Corp.	14,896	393,999
*	Matrixx Initiatives, Inc.	4,380	75,730
*	Maxygen, Inc.	16,282	139,374
	McKesson Corp.	13,600	601,120
*	Medarex, Inc.	66,300	395,811
*	MedCath Corp.	5,200	32,708
*	Medco Health Solutions, Inc.	18,642	837,585
*	Medical Action Industries, Inc.	9,950	85,570
*	Medical Staffing Network Holdings, Inc.	4,100	861
*	MediciNova, Inc.	361	814
	Medicis Pharmaceutical Corp. Class A	20,007	278,698
* #	Medivation, Inc.	7,191	134,831
*	Mednax, Inc.	14,800	496,836
*	MEDTOX Scientific, Inc.	4,994	31,662
	Medtronic, Inc.	47,400	1,587,426
	Merck & Co., Inc.	95,775	2,734,376
	Meridian Bioscience, Inc.	6,170	131,174
*	Merit Medical Systems, Inc.	10,748	165,412
*	Metabolix, Inc.	10,200	86,088
*	Metropolitan Health Networks, Inc.	8,000	11,840
* #	Micromet, Inc.	8,800	34,848
*	Micrus Endovascular Corp.	2,746	30,975
*	MiddleBrook Pharmaceuticals, Inc.	1,500	2,100
* #	Millipore Corp.	1,500	82,740
* #	Minrad International, Inc.	400	48
*	Molecular Insight Pharmaceuticals, Inc.	5,845	15,548
* #	Molina Healthcare, Inc.	15,200	266,608
*	Momenta Pharmaceuticals, Inc.	14,200	153,786
*	MTS Medication Technologies	500	1,880
*	MWI Veterinary Supply, Inc.	6,000	125,580
*	Mylan, Inc.	53,821	609,792
* #	Myriad Genetics, Inc.	3,650	272,180
*	Nabi Biopharmaceuticals	26,865	110,952
	National Healthcare Corp.	5,200	236,600
	National Research Corp.	790	17,893
*	Natus Medical, Inc.	14,343	111,015
*	Nektar Therapeutics	19,500	80,145
*	Neogen Corp.	6,551	171,440
*	Neurocrine Biosciences, Inc.	13,479	44,750
*	Neurometric, Inc.	900	1,656

30

*	Nighthawk Radiology Holdings, Inc.	2,500	10,650
*	NMT Medical, Inc.	2,000	2,000
*	Northstar Neuroscience, Inc.	63	120
*	Novacea, Inc.	5,200	4,680
* #	NovaMed, Inc.	12,912	38,220
*	Novavax, Inc.	9,096	14,463
*	Noven Pharmaceuticals, Inc.	12,830	127,402
*	NPS Pharmaceuticals, Inc.	15,107	94,268
*	Nutraceutical International Corp.	6,131	53,585
*	NuVasive, Inc.	5,480	204,623
* #	NxStage Medical, Inc.	17,608	60,395
*	Obagi Medical Products, Inc.	7,925	53,018
*	Odyssey Healthcare, Inc.	17,550	174,096
	Omnicare, Inc.	47,300	1,322,508
*	Omnicell, Inc.	14,734	115,073
* #	Onyx Pharmaceuticals, Inc.	8,482	258,107
*	Optimer Pharmaceuticals, Inc.	5,191	54,454
*	OraSure Technologies, Inc.	26,622	76,671
*	Orchid Cellmark, Inc.	2,077	1,105
*	Orexigen Therapeutics, Inc.	13,300	53,333
* #	OSI Pharmaceuticals, Inc.	7,900	281,240
* #	Osiris Therapeutics, Inc.	10,235	205,212
*	Osteotech, Inc.	4,900	14,896
	Owens & Minor, Inc.	3,600	143,172
* #	Pain Therapeutics, Inc.	21,575	143,258
*	Palomar Medical Technologies, Inc.	10,711	94,792
*	Par Pharmaceutical Cos., Inc.	12,400	152,644
*	Parexel International Corp.	2,400	23,736
*	Patterson Companies, Inc.	4,678	86,028
*	PDI, Inc.	4,063	18,771
	PDL BioPharma, Inc.	28,351	182,013
	PerkinElmer, Inc.	50,900	642,358
	Perrigo Co.	8,500	249,475
	Pfizer, Inc.	385,061	5,614,189
	Pharmaceutical Products Development Service, Inc.	1,500	35,835
*	Pharmanet Development Group, Inc.	3,100	4,061
*	PharMerica Corp.	15,373	252,732
*	Phase Forward, Inc.	15,000	202,500
*	PHC, Inc.	200	238
* #	Poniard Pharmaceuticals, Inc.	1,087	2,609
*	Pozen, Inc.	6,300	45,234
*	Progenics Pharmaceuticals, Inc.	13,301	96,964
*	Providence Service Corp.	2,500	5,375
* #	PSS World Medical, Inc.	11,100	176,268
* #	Psychiatric Solutions, Inc.	18,100	470,600
*	QuadraMed Corp.	1,446	8,633
	Quest Diagnostics, Inc.	17,800	878,430
*	Questcor Pharmaceuticals, Inc.	4,500	29,025
*	Quidel Corp.	7,600	93,480
*	Quigley Corp.	4,505	21,399
* #	RadNet, Inc.	6,100	19,520
*	Regeneration Technologies, Inc.	15,100	36,995
*	Regeneron Pharmaceuticals, Inc.	13,800	241,224
*	RehabCare Group, Inc.	9,609	134,046
*	Repligen Corp.	14,900	60,941

31

*	Repros Therapeutics, Inc.	2,649	26,437
*	Res-Care, Inc.	16,555	224,320
*	ResMed, Inc.	9,200	367,080
*	Rigel Pharmaceuticals, Inc.	4,000	27,960
*	Rochester Medical Corp.	5,200	60,112
*	Rockwell Medical Technologies, Inc.	4,831	17,198
*	Salix Pharmaceuticals, Ltd.	21,984	175,872
*	Sangamo BioSciences, Inc.	2,400	9,960
*	Santarus, Inc.	4,000	6,760
*	Savient Pharmaceuticals, Inc.	200	1,108
	Schering-Plough Corp.	48,500	851,660
*	SciClone Pharmaceuticals, Inc.	1,000	830
* #	Seattle Genetics, Inc.	19,300	194,737
*	Senomyx, Inc.	14,811	52,579
*	Sepracor, Inc.	4,700	71,440
*	Sequenom, Inc.	9,200	203,872
*	Sirona Dental Systems, Inc.	23,900	287,039
*	Somanetics Corp.	6,524	95,511
*	Sonic Innovations, Inc.	1,911	1,720
*	SonoSite, Inc.	9,786	185,836
*	Spectranetics Corp.	3,300	9,900
*	St. Jude Medical, Inc.	15,949	580,065
*	STAAR Surgical Co.	10,301	20,087
*	Stereotaxis, Inc.	9,800	24,990
	Steris Corp.	10,700	284,620
*	Strategic Diagnostics, Inc.	3,100	2,945
	Stryker Corp.	20,100	849,024
*	Sun Healthcare Group, Inc.	23,900	270,787
*	SunLink Health Systems, Inc.	100	93
*	Sunrise Senior Living, Inc.	2,900	3,480
*	SurModics, Inc.	3,851	76,365
*	Symmetry Medical, Inc.	13,913	95,304
*	Synovis Life Technologies, Inc.	5,293	86,223
* #	Synta Pharmaceuticals Corp.	12,130	106,744
*	Targacept, Inc.	8,718	18,133
	Techne Corp.	2,324	139,370
*	Telik, Inc.	664	319
* #	Tenet Healthcare Corp.	33,700	36,059
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	5,017	207,955
* #	The Medicines Co.	21,700	277,760
*	Theragenics Corp.	8,654	11,164
* #	Theravance, Inc.	16,000	210,880
*	Thermo Fisher Scientific, Inc.	42,531	1,528,139
* #	Thoratec Corp.	9,800	283,906
*	Transcend Services, Inc.	735	7,482
	Trimeris, Inc.	5,605	5,717
*	U.S. Physical Therapy, Inc.	4,800	58,560
*	United Therapeutics Corp.	3,925	266,704
	UnitedHealth Group, Inc.	177,964	5,041,720
	Universal Health Services, Inc.	25,475	964,229
*	Uroplasty, Inc.	1,500	1,200
	Utah Medical Products, Inc.	6	146
#	Valeant Pharmaceuticals International	13,000	282,100
* #	Varian Medical Systems, Inc.	6,900	256,197
*	Varian, Inc.	13,537	376,870

32

*	Vascular Solutions, Inc.	3,621	33,313
* #	VCA Antech, Inc.	11,226	211,273
* #	Vertex Pharmaceuticals, Inc.	9,689	320,221
*	Vical, Inc.	6,252	12,066
* #	ViroPharma, Inc.	38,967	467,604
*	Vital Images, Inc.	7,896	89,304
*	Vivus, Inc.	16,244	79,758
*	VNUS Medical Technologies	6,900	110,469
*	Volcano Corp.	10,893	142,372
*	Waters Corp.	6,200	224,254
*	Watson Pharmaceuticals, Inc.	31,394	856,428
*	WebMD Health Corp. Class A	1,676	39,285
*	WellPoint, Inc.	90,282	3,742,189
	West Pharmaceutical Services, Inc.	5,100	169,422
* #	Wright Medical Group, Inc.	19,200	398,208
	Wyeth	58,601	2,518,085
*	XenoPort, Inc.	5,400	141,048
	Young Innovations, Inc.	1,300	20,072
*	Zimmer Holdings, Inc.	12,400	451,360
*	Zoll Medical Corp.	10,150	162,501
* #	Zymogenetics, Inc.	7,400	31,450
Total Health Care			113,197,540

Industrials — (12.9%)
*	3-D Systems Corp.	8,910	53,460
	3M Co.	21,500	1,156,485
*	A. T. Cross Co. Class A	500	1,290
	A.O. Smith Corp.	11,600	318,768
	AAON, Inc.	7,000	126,840
*	AAR Corp.	20,700	375,498
	ABM Industries, Inc.	23,662	351,381
*	ACCO Brands Corp.	8,500	16,320
*	Accuride Corp.	5,715	2,115
	Aceto Corp.	12,928	115,576
*	Active Power, Inc.	200	104
	Actuant Corp.	35,500	585,040
	Acuity Brands, Inc.	7,300	196,151
	Administaff, Inc.	8,400	177,156
* #	Aecom Technology Corp.	8,200	207,542
* #	AeroVironment, Inc.	4,900	181,594
* #	AGCO Corp.	44,182	940,193
	Aircastle, Ltd.	10,300	42,024
*	AirTran Holdings, Inc.	71,500	293,150
	Alamo Group, Inc.	4,133	51,869
*	Alaska Air Group, Inc.	19,613	516,999
	Albany International Corp. Class A	9,400	94,094
	Alexander & Baldwin, Inc.	26,029	573,679
* #	Allegiant Travel Co.	4,896	175,081
*	Alliant Techsystems, Inc.	3,300	266,673
*	Allied Defense Group, Inc.	2,821	19,437
*	Altra Holdings, Inc.	12,018	84,487
*	Amerco, Inc.	11,167	343,385
	American Ecology Corp.	3,100	61,845
	American Railcar Industries, Inc.	4,500	37,755
*	American Reprographics Co.	17,700	107,616

33

	American Science & Engineering, Inc.	2,198	171,444
* #	American Superconductor Corp.	800	12,944
	American Woodmark Corp.	8,341	125,532
	Ameron International Corp.	4,310	214,853
	Ametek, Inc.	4,160	132,954
	Ampco-Pittsburgh Corp.	600	11,094
*	AMR Corp.	57,370	340,778
*	AMREP Corp.	3,060	84,915
	Apogee Enterprises, Inc.	7,200	73,800
*	Applied Energetics, Inc.	3,578	1,002
	Applied Industrial Technologies, Inc.	25,700	405,803
	Applied Signal Technologies, Inc.	6,800	119,272
*	Argan, Inc.	5,092	56,521
*	Argon ST, Inc.	10,888	208,396
	Arkansas Best Corp.	15,400	360,206
*	Arotech Corp.	457	197
* #	Astec Industries, Inc.	10,700	262,899
*	Astronics Corp.	2,700	20,412
*	Atlas Air Worldwide Holding, Inc.	2,500	36,275
#	Avery Dennison Corp.	27,260	660,510
*	Avis Budget Group, Inc.	700	483
*	Axsys Technologies, Inc.	2,670	114,009
*	AZZ, Inc.	4,633	103,779
	B.F. Goodrich Co.	31,600	1,221,656
	Badger Meter, Inc.	5,600	132,104
*	Baker (Michael) Corp.	3,093	108,131
	Baldor Electric Co.	12,100	169,521
*	Baldwin Technology Co., Inc. Class A	1,650	1,897
	Barnes Group, Inc.	19,000	214,700
	Barrett Business Services, Inc.	4,150	40,836
* #	BE Aerospace, Inc.	11,700	113,139
*	Beacon Roofing Supply, Inc.	21,640	275,477
	Belden, Inc.	18,900	246,834
*	Blount International, Inc.	14,484	121,376
*	BlueLinx Holdings, Inc.	10,600	25,228
	Boeing Co.	21,700	918,127
	Bowne & Co., Inc.	5,667	15,868
	Brady Co. Class A	22,100	462,332
*	Breeze-Eastern Corp.	700	5,460
	Briggs & Stratton Corp.	23,900	353,481
*	BTU International, Inc.	800	3,184
#	Bucyrus International, Inc.	2,200	34,100
*	Builders FirstSource, Inc.	8,401	10,333
#	Burlington Northern Santa Fe Corp.	56,600	3,749,750
	C&D Technologies, Inc.	7,000	20,860
#	C.H. Robinson Worldwide, Inc.	7,700	354,046
*	Cano Petroleum, Inc.	1,900	1,178
	Carlisle Companies, Inc.	35,200	657,184
	Cascade Corp.	6,677	152,837
*	Casella Waste Systems, Inc. Class A	11,900	32,844
#	Caterpillar, Inc.	17,100	527,535
* #	CBIZ, Inc.	34,751	282,526
	CDI Corp.	3,100	33,232
*	CECO Environmental Corp.	800	1,880
*	Celadon Group, Inc.	12,200	95,404

34

*	Cenveo, Inc.	3,100	12,245
* #	Ceradyne, Inc.	16,800	383,376
	Champion Industries, Inc.	1,100	3,080
*	Chart Industries, Inc.	3,500	29,610
	Chase Corp.	4,020	44,019
	Cintas Corp.	40,400	919,100
	CIRCOR International, Inc.	7,100	157,975
#	CLAROC, Inc.	10,500	318,570
*	Clean Harbors, Inc.	3,653	195,472
* #	Coleman Cable, Inc.	5,021	17,573
*	Columbus McKinnon Corp.	3,500	44,520
	Comfort Systems USA, Inc.	12,500	127,875
*	Commercial Vehicle Group, Inc.	1,400	1,400
*	Consolidated Graphics, Inc.	1,600	25,776
*	Continental Airlines, Inc.	54,300	731,421
	Con-way, Inc.	24,840	547,225
#	Cooper Industries, Ltd.	44,548	1,198,787
*	Copart, Inc.	15,900	383,031
*	Cornell Companies, Inc.	8,000	122,080
	Corporate Executive Board Co.	5,942	120,028
*	Corrections Corp. of America	51,400	708,292
*	CoStar Group, Inc.	8,800	260,656
*	Covanta Holding Corp.	39,600	684,684
*	CPI Aerostructures, Inc.	2,087	10,435
*	CRA International, Inc.	6,909	145,158
	Crane Co.	14,400	250,848
*	Crocs, Inc.	500	600
	CSX Corp.	65,146	1,886,628
	Cubic Corp.	13,717	372,554
	Cummins, Inc.	3,500	83,930
	Curtiss-Wright Corp.	20,000	646,000
#	Danaher Corp.	21,900	1,224,867
	Deere & Co.	5,200	180,648
*	Delta Air Lines, Inc.	135,400	934,260
	Deluxe Corp.	8,929	102,951
	Diamond Management & Technology Consultants, Inc.	10,378	26,983
*	Document Securities Systems, Inc.	200	368
	Donaldson Co., Inc.	4,900	152,488
*	Double Eagle Petroleum Co.	1,800	10,548
	Dover Corp.	49,400	1,397,032
	Ducommun, Inc.	1,400	26,516
*	DXP Enterprises, Inc.	4,400	59,752
*	Dynamex, Inc.	5,395	59,777
	Dynamic Materials Corp.	4,427	53,744
*	DynCorp International, Inc. Class A	26,751	402,335
#	Eagle Bulk Shipping, Inc.	11,100	59,274
	Eastern Co.	500	5,510
	Eaton Corp.	6,500	286,130
	Ecology & Environment, Inc. Class A	903	11,369
	Electro Rent Corp.	15,417	163,420
* #	EMCOR Group, Inc.	22,700	467,393
	Emerson Electric Co.	38,100	1,245,870
#	Encore Wire Corp.	14,283	235,812
* #	Ener1, Inc.	32,224	144,686
* #	Energy Conversion Devices, Inc.	10,252	258,043

35

*	Energy Focus, Inc.	376	365
*	EnerSys	14,800	134,828
*	ENGlobal Corp.	2,049	6,352
	Ennis, Inc.	14,384	160,957
*	EnPro Industries, Inc.	11,094	203,020
	Equifax, Inc.	33,400	825,648
*	ESCO Technologies, Inc.	10,400	368,576
	Espey Manufacturing & Electronics Corp.	1,611	27,194
*	Esterline Technologies Corp.	16,400	591,876
* #	Evergreen Solar, Inc.	33,908	74,937
*	Exide Technologies	6,800	24,684
	Expeditors International of Washington, Inc.	5,783	160,825
*	Exponent, Inc.	6,300	154,476
*	ExpressJet Holdings, Inc.	413	653
	Fastenal Co.	7,940	271,389
	Federal Signal Corp.	20,700	139,725
	FedEx Corp.	54,200	2,760,948
*	First Advantage Corp.	1,100	14,014
*	First Solar, Inc.	1,500	214,200
*	Flanders Corp.	12,693	51,787
	Flowserve Corp.	11,500	613,065
#	Fluor Corp.	2,000	77,800
	Forward Air Corp.	6,157	124,741
*	Foster Wheeler, Ltd.	100	1,997
	Franklin Electric Co., Inc.	9,200	239,108
	Freightcar America, Inc.	7,100	135,965
* #	FTI Consulting, Inc.	13,400	549,534
*	Fuel Tech, Inc.	2,838	28,408
*	FuelCell Energy, Inc.	13,200	50,952
*	Furmanite Corp.	14,900	55,428
	G & K Services, Inc. Class A	2,700	49,815
*	Gardner Denver Machinery, Inc.	29,200	635,684
	GATX Corp.	28,200	679,620
#	Genco Shipping & Trading, Ltd.	1,300	20,215
	GenCorp, Inc.	15,287	44,332
*	General Cable Corp.	2,600	42,796
	General Dynamics Corp.	12,400	703,452
	General Electric Co.	991,330	12,024,833
*	Genesee & Wyoming, Inc.	7,111	193,206
* #	GeoEye, Inc.	9,400	162,150
*	GeoPetro Resources Co.	2,100	1,449
*	Global Cash Access, Inc.	10,000	27,100
	Gorman-Rupp Co.	6,300	161,280
*	GP Strategies Corp.	6,975	27,272
	Graco, Inc.	7,300	155,271
*	Graftech International, Ltd.	7,500	60,075
	Granite Construction, Inc.	7,900	278,238
	Great Lakes Dredge & Dock Corp.	23,824	79,572
	Greenbrier Companies, Inc.	3,300	18,315
*	Griffon Corp.	31,168	310,122
	Hardinge, Inc.	3,134	13,633
	Harsco Corp.	9,400	222,968
*	Hawaiian Holdings, Inc.	32,942	134,074
	Healthcare Services Group, Inc.	14,522	222,477
#	Heartland Express, Inc.	15,000	201,900

36

	HEICO Corp.	5,000	197,650
	HEICO Corp. Class A	11,972	348,265
	Heidrick & Struggles International, Inc.	8,900	135,280
*	Henry Bros. Electronics, Inc.	353	2,003
*	Herley Industries, Inc.	300	3,342
	Herman Miller, Inc.	13,000	142,870
* #	Hexcel Corp.	8,100	67,149
*	Hill International, Inc.	5,400	29,700
	Hi-Shear Technology Corp.	200	1,800
	HNI Corp.	15,555	205,482
*	Hoku Scientific, Inc.	10,864	27,703
	Honeywell International, Inc.	43,764	1,435,897
#	Horizon Lines, Inc. Class A	400	1,376
	Houston Wire & Cable Co.	6,161	44,051
*	HQ Sustainable Maritime Industries, Inc.	4,220	30,173
*	Hub Group, Inc. Class A	12,621	286,497
	Hubbell, Inc. Class A	288	8,539
#	Hubbell, Inc. Class B	16,100	499,100
*	Hudson Highland Group, Inc.	3,100	7,626
*	Hurco Companies, Inc.	3,200	45,376
* #	Huron Consulting Group, Inc.	3,300	164,934
*	ICF International, Inc.	5,300	125,769
*	ICT Group, Inc.	4,433	17,200
	IDEX Corp.	41,539	939,197
*	IHS, Inc.	9,200	402,960
*	II-VI, Inc.	14,400	271,152
	Illinois Tool Works, Inc.	25,600	836,096
* #	Ingersoll-Rand Co., Ltd. Class A	61,591	998,390
*	InnerWorkings, Inc.	5,900	19,529
	Innovative Solutions & Support, Inc.	12,137	37,746
*	Insituform Technologies, Inc. Class A	13,996	262,565
	Insteel Industries, Inc.	6,213	47,840
*	Integrated Electrical Services, Inc.	5,191	42,930
*	InterDigital, Inc.	7,200	232,776
*	Interline Brands, Inc.	16,700	133,600
	International Shipholding Corp.	800	17,200
*	Intersections, Inc.	3,801	14,140
#	ITT Industries, Inc.	36,000	1,630,080
	J.B. Hunt Transport Services, Inc.	7,700	171,479
* #	Jacobs Engineering Group, Inc.	800	30,936
*	JetBlue Airways Corp.	156,240	879,631
	John Bean Technologies Corp.	669	6,489
	Joy Global, Inc.	3,200	66,656
*	Kadant, Inc.	2,600	26,104
	Kaman Corp. Class A	6,000	114,540
* #	Kansas City Southern	45,100	819,016
#	Kaydon Corp.	8,700	236,640
	KBR, Inc.	200	2,832
	Kelly Services, Inc. Class A	23,976	217,223
*	Kenexa Corp.	600	4,074
	Kennametal, Inc.	37,997	609,472
*	Key Technology, Inc.	1,967	26,082
*	Kforce, Inc.	22,155	138,469
*	Kirby Corp.	22,100	529,958
	Knight Transportation, Inc.	28,100	374,854

37

	Knoll, Inc.	14,375	98,037
*	Korn/Ferry International	24,300	228,420
*	K-Tron International, Inc.	300	21,513
*	L.B. Foster Co. Class A	3,470	91,573
	L.S. Starrett Co. Class A	1,500	22,560
	L-3 Communications Holdings, Inc.	19,700	1,556,694
*	LaBarge, Inc.	11,726	129,807
*	Ladish Co., Inc.	10,110	114,951
	Landstar System, Inc.	7,400	265,438
*	Layne Christensen Co.	7,221	113,947
*	Learning Tree International, Inc.	5,782	50,766
*	LECG Corp.	4,600	15,042
#	Lennox International, Inc.	11,200	314,832
#	Lincoln Electric Holdings, Inc.	17,600	724,592
#	Lindsay Corp.	400	10,400
*	LMI Aerospace, Inc.	5,025	56,732
	Lockheed Martin Corp.	9,384	769,863
	LSI Industries, Inc.	16,278	74,065
*	M&F Worldwide Corp.	8,500	90,100
*	Mac-Gray Corp.	4,308	27,894
*	Magnetek, Inc.	6,300	12,600
	Manpower, Inc.	13,100	372,826
*	Marten Transport, Ltd.	13,600	240,176
	Masco Corp.	80,630	630,527
	McGrath Rentcorp	14,069	295,027
*	Medialink Worldwide, Inc.	200	18
	Met-Pro Corp.	11,066	121,283
*	Mettler Toledo International, Inc.	1,500	99,870
*	MFRI, Inc.	1,957	9,628
*	Microvision, Inc.	600	960
* #	Middleby Corp.	6,438	149,104
*	Miller Industries, Inc.	4,311	23,624
	Mine Safety Appliances Co.	18,900	370,818
*	Mobile Mini, Inc.	20,800	262,912
*	Monster Worldwide, Inc.	58,541	539,163
*	Moog, Inc. Class A	15,800	473,368
*	Moog, Inc. Class B	532	16,364
#	MSC Industrial Direct Co., Inc. Class A	9,100	311,766
	Mueller Industries, Inc.	19,870	399,784
	Mueller Water Products, Inc.	65,372	442,568
	Multi-Color Corp.	6,566	72,226
	NACCO Industries, Inc. Class A	3,600	115,164
	National Technical Systems, Inc.	4,594	18,376
*	Navigant Consulting, Inc.	23,300	333,889
*	NCI Building Systems, Inc.	9,000	104,310
#	Nordson Corp.	13,350	403,303
	Norfolk Southern Corp.	61,200	2,347,632
*	North America Galvanizing & Coatings, Inc.	6,640	24,834
	Northrop Grumman Corp.	61,050	2,937,726
*	Old Dominion Freight Line, Inc.	19,200	481,536
	Omega Flex, Inc.	3,424	53,414
*	On Assignment, Inc.	11,500	53,245
*	Orbital Sciences Corp.	20,520	344,120
	Oshkosh Truck Corp. Class B	13,800	99,636
* #	Owens Corning, Inc.	78,413	1,046,029

38

*	P.A.M. Transportation Services, Inc.	2,200	11,000
	Paccar, Inc.	18,200	480,298
	Pacer International, Inc.	7,900	67,940
	Pall Corp.	2,500	65,175
	Parker Hannifin Corp.	44,700	1,707,987
*	Park-Ohio Holdings Corp.	5,119	18,838
*	Patriot Transportation Holding, Inc.	308	21,193
	Pentair, Inc.	42,000	960,540
*	Perini Corp.	6,227	129,833
*	PGT, Inc.	7,842	7,826
*	Pike Electric Corp.	17,958	202,027
*	Pinnacle Airlines Corp.	9,030	18,060
	Pitney Bowes, Inc.	12,800	284,928
*	Plug Power, Inc.	17,700	15,930
*	PMFG, Inc.	1,960	13,720
	Portec Rail Products, Inc.	3,113	22,663
*	Powell Industries, Inc.	3,300	78,804
*	Power-One, Inc.	15,157	15,460
	Precision Castparts Corp.	18,300	1,188,585
	Preformed Line Products Co.	1,824	53,553
* #	Protection One, Inc.	8,265	23,555
	Providence & Worcester Railroad Co.	50	683
*	Quality Distribution, Inc.	6,820	15,891
	Quanex Building Products Corp.	1,000	8,490
* #	Quanta Services, Inc.	41,222	881,326
	Quixote Corp.	4,311	18,149
	R. R. Donnelley & Sons Co.	83,089	810,949
	Raven Industries, Inc.	6,800	148,308
	Raytheon Co.	37,800	1,913,436
*	RBC Bearings, Inc.	10,311	188,485
*	RCM Technologies, Inc.	1,742	2,099
	Regal-Beloit Corp.	11,371	386,159
	Republic Services, Inc.	44,040	1,138,874
*	Resources Connection, Inc.	17,969	260,011
	Robbins & Myers, Inc.	11,100	191,919
#	Robert Half International, Inc.	300	5,085
	Rockwell Automation, Inc.	36,300	945,252
	Rockwell Collins, Inc.	6,700	252,456
	Rollins, Inc.	3,850	60,060
	Roper Industries, Inc.	23,023	947,166
*	Rush Enterprises, Inc. Class A	14,350	130,585
*	Rush Enterprises, Inc. Class B	1,308	11,550
	Ryder System, Inc.	32,200	1,087,716
	Schawk, Inc.	15,496	126,137
*	School Specialty, Inc.	6,309	104,099
	Servotronics, Inc.	400	2,330
* #	Shaw Group, Inc.	1,100	30,580
*	SIFCO Industries, Inc.	1,400	8,568
	Simpson Manufacturing Co., Inc.	16,997	341,130
	SkyWest, Inc.	43,600	682,340
*	SL Industries, Inc.	4,400	26,400
	Southwest Airlines Co.	299,600	2,106,188
*	Sparton Corp.	1,700	3,179
*	Spire Corp.	3,100	15,221
	SPX Corp.	6,300	265,293

39

*	Standard Parking Corp.	6,064	116,065
	Standard Register Co.	11,598	84,317
	Standex International Corp.	7,200	110,520
*	Stanley, Inc.	8,893	269,102
	Steelcase, Inc. Class A	50,400	217,728
*	Stericycle, Inc.	6,700	327,764
*	Sterling Construction Co., Inc.	5,900	105,728
	Sun Hydraulics, Inc.	1,400	21,560
* #	Synutra International, Inc.	506	4,589
	Sypris Solutions, Inc.	400	508
	TAL International Group, Inc.	8,200	85,936
*	Taleo Corp. Class A	3,100	26,133
*	Taser International, Inc.	31,444	159,421
*	Team, Inc.	3,700	73,075
	Tecumseh Products Co. Class A	2,800	22,960
*	Teledyne Technologies, Inc.	7,431	207,102
	Teleflex, Inc.	21,600	1,148,688
*	TeleTech Holdings, Inc.	5,700	46,113
	Tennant Co.	8,700	117,798
* #	Terex Corp.	8,500	100,640
*	Tetra Tech, Inc.	10,860	252,278
	Textron, Inc.	22,600	204,078
*	The Advisory Board Co.	6,650	116,375
	The Brink’s Co.	25,900	684,537
	The Dun & Bradstreet Corp.	3,000	228,000
*	The GEO Group, Inc.	25,700	380,360
#	The Manitowoc Co., Inc.	200	1,100
*	Thomas & Betts Corp.	32,200	688,758
*	Thomas Group, Inc.	600	300
	Timken Co.	56,200	836,818
	Titan International, Inc.	8,075	62,662
	Todd Shipyards Corp.	2,013	28,182
	Toro Co.	11,400	337,554
*	Trailer Bridge, Inc.	3,127	11,288
*	TransDigm Group, Inc.	8,884	302,767
*	TRC Companies, Inc.	865	2,517
	Tredegar Industries, Inc.	12,040	198,660
*	Trex Co., Inc.	8,091	119,666
	Trinity Industries, Inc.	39,500	454,645
	Triumph Group, Inc.	9,900	448,272
*	TrueBlue, Inc.	17,100	145,350
*	Tufco Technologies, Inc.	400	1,384
	Twin Disc, Inc.	8,316	54,636
*	U.S. Home Systems, Inc.	1,540	2,479
* #	UAL Corp.	18,681	176,349
*	Ultralife Corp.	7,210	57,752
	Union Pacific Corp.	83,730	3,666,537
	United Parcel Service, Inc.	18,618	791,079
*	United Rentals, Inc.	18,080	100,886
*	United Stationers, Inc.	12,900	361,329
	United Technologies Corp.	38,976	1,870,458
	Universal Forest Products, Inc.	3,100	65,100
*	Universal Truckload Services, Inc.	7,337	90,685
*	UQM Technologies, Inc.	1,000	1,620
*	URS Corp.	29,300	997,665

40

*	US Airways Group, Inc.	48,940	277,490
*	USA Truck, Inc.	5,387	77,681
*	USG Corp.	3,000	19,530
#	Valmont Industries, Inc.	5,400	219,132
*	Versar, Inc.	3,144	11,476
	Viad Corp.	11,000	244,530
	Vicor Corp.	14,832	70,007
*	Volt Information Sciences, Inc.	4,200	22,386
	VSE Corp.	1,800	51,768
	W.W. Grainger, Inc.	4,300	313,685
	Wabash National Corp.	17,000	47,940
	Wabtec Corp.	6,500	194,545
	Walter Industries, Inc.	1,200	22,128
* #	Waste Connections, Inc.	21,000	609,420
	Waste Management, Inc.	24,187	754,393
	Watsco, Inc. Class A	8,124	268,498
	Watsco, Inc. Class B	500	16,500
#	Watson Wyatt Worldwide, Inc.	14,000	651,000
	Watts Water Technologies, Inc.	18,497	412,113
*	WCA Waste Corp.	3,600	7,668
	Werner Enterprises, Inc.	31,740	476,100
*	WESCO International, Inc.	10,200	187,884
*	Willis Lease Finance Corp.	1,500	14,160
	Woodward Governor Co.	5,700	117,249
*	YRC Worldwide, Inc.	15,500	44,640
Total Industrials			136,428,085

Information Technology — (12.4%)
*	3Com Corp.	294,333	685,796
*	Acacia Research	900	2,844
*	ACI Worldwide, Inc.	13,259	225,270
*	Acme Packet, Inc.	8,175	35,970
*	Actel Corp.	8,997	81,153
*	ActivIdentity Corp.	12,525	27,931
*	Activision Blizzard, Inc.	217,000	1,900,920
*	Actuate Corp.	32,492	115,672
	Acxiom Corp.	39,809	378,584
*	Adaptec, Inc.	71,658	199,926
* #	ADC Telecommunications, Inc.	21,800	110,526
*	Adept Technology, Inc.	1,680	5,023
*	Adobe Systems, Inc.	21,900	422,889
	Adtran, Inc.	25,300	383,295
*	Advanced Analogic Technologies, Inc.	896	2,697
*	Advanced Energy Industries, Inc.	17,900	160,742
* #	Advanced Micro Devices, Inc.	184,700	404,493
* #	Advent Software, Inc.	7,300	159,359
*	Aehr Test Systems	1,179	1,721
*	Aetrium, Inc.	1,600	2,464
*	Affiliated Computer Services, Inc. Class A	23,820	1,092,385
*	Agilent Technologies, Inc.	69,123	1,249,744
	Agilysys, Inc.	500	1,785
*	Airvana, Inc.	5,260	26,773
*	Akamai Technologies, Inc.	100	1,348
* #	Alliance Data Systems Corp.	4,050	168,440
	Altera Corp.	20,600	316,828

41

*	Amdocs, Ltd.	56,813	961,276
*	American Commercial Lines, Inc.	4,500	18,180
	American Software, Inc. Class A	17,053	70,770
*	Amkor Technology, Inc.	22,010	51,063
	Amphenol Corp.	3,000	78,450
*	Amtech Systems, Inc.	2,400	9,696
*	Anadigics, Inc.	7,400	15,022
#	Analog Devices, Inc.	15,000	299,700
*	Anaren, Inc.	5,068	59,904
*	Anixter International, Inc.	22,600	609,748
* #	Ansys, Inc.	23,527	584,881
*	Apple, Inc.	28,800	2,595,744
	Applied Materials, Inc.	64,700	606,239
*	Applied Micro Circuits Corp.	32,093	128,372
*	Ariba, Inc.	40,870	312,247
*	Arris Group, Inc.	78,792	560,999
*	Arrow Electronics, Inc.	66,300	1,264,341
*	Art Technology Group, Inc.	24,106	41,221
*	Aruba Networks, Inc.	500	1,335
*	Aspen Technology, Inc.	2,700	18,090
	Astro-Med, Inc.	668	4,669
*	Atheros Communications	27,500	330,275
	Atlantic Tele-Network, Inc.	7,898	169,807
*	Atmel Corp.	121,789	406,775
*	ATMI, Inc.	11,327	153,028
*	Autobytel, Inc.	5,901	2,124
*	Autodesk, Inc.	10,100	167,256
#	Automatic Data Processing, Inc.	16,300	592,179
*	Avid Technology, Inc.	22,000	220,220
*	Avnet, Inc.	68,600	1,359,652
*	Avocent Corp.	33,385	479,075
	AVX Corp.	104,796	955,740
*	Aware, Inc.	3,006	6,733
*	AXT, Inc.	6,301	8,758
* #	Bankrate, Inc.	8,000	266,880
	Bel Fuse, Inc. Class A	1,600	22,480
	Bel Fuse, Inc. Class B	5,033	76,703
*	Bell Microproducts, Inc.	4,900	4,410
*	Benchmark Electronics, Inc.	41,700	489,558
*	BigBand Networks, Inc.	19,078	96,344
	Black Box Corp.	13,400	292,522
#	Blackbaud, Inc.	10,500	116,865
*	Blackboard, Inc.	7,900	200,739
*	Blue Coat Systems, Inc.	19,800	189,882
* #	BMC Software, Inc.	8,987	227,641
*	Bookham, Inc.	13,800	5,106
*	Bottomline Technologies, Inc.	13,762	91,930
*	Brightpoint, Inc.	34,900	163,332
* #	Broadcom Corp.	64,700	1,025,495
	Broadridge Financial Solutions, Inc.	32,375	436,739
*	Brocade Communications Systems, Inc.	122,732	467,609
*	Brooks Automation, Inc.	400	1,828
*	BSQUARE Corp.	3,074	7,654
	CA, Inc.	23,200	417,368
*	Cabot Microelectronics Corp.	12,410	282,452

42

*	CACI International, Inc. Class A	13,500	609,525
* #	Cadence Design Systems, Inc.	9,200	34,776
*	CalAmp Corp.	2,800	2,716
*	California Micro Devices Corp.	6,528	13,970
*	Callidus Software, Inc.	10,523	27,570
*	CallWave, Inc.	3,100	2,294
*	Cascade Microtech, Inc.	2,884	8,912
	Cass Information Systems, Inc.	4,100	97,744
*	Catapult Communications Corp.	4,130	28,497
* #	Cavium Networks, Inc.	9,900	90,090
*	CEVA, Inc.	11,139	76,079
*	Checkpoint Systems, Inc.	21,600	193,320
*	Chordiant Software, Inc.	10,503	24,682
* #	Ciena Corp.	12,600	78,624
*	Cirrus Logic, Inc.	32,522	91,712
*	Cisco Sytems, Inc.	153,862	2,303,314
*	Citrix Systems, Inc.	20,700	435,528
*	Cogent, Inc.	29,028	337,886
	Cognex Corp.	24,800	323,888
* #	Cognizant Technology Solutions Corp.	10,850	203,221
*	Coherent, Inc.	15,397	278,532
	Cohu, Inc.	14,502	144,730
* #	CommScope, Inc.	13,900	200,438
	Communications Systems, Inc.	6,432	47,597
*	CommVault Systems, Inc.	2,707	35,922
*	Computer Sciences Corp.	57,400	2,114,616
*	Compuware Corp.	95,955	623,708
* #	Comtech Telecommunications Corp.	6,000	232,800
* #	Concur Technologies, Inc.	9,029	222,926
*	Concurrent Computer Corp.	1,452	5,750
*	Constant Contact, Inc.	2,800	42,756
*	Convergys Corp.	38,000	286,140
	Corning, Inc.	17,800	179,958
*	CPI International, Inc.	7,856	60,256
*	Cray, Inc.	11,577	22,228
* #	Cree, Inc.	49,907	994,647
*	CSG Systems International, Inc.	8,500	123,250
*	CyberOptics Corp.	1,680	9,425
*	CyberSource Corp.	31,413	374,757
*	Cymer, Inc.	18,600	379,440
*	Cypress Semiconductor Corp.	66,500	299,915
#	Daktronics, Inc.	18,800	162,244
* #	Data Domain, Inc.	1,400	18,228
*	Datalink Corp.	1,998	6,893
	Dataram Corp.	133	168
*	DDi Corp.	10,072	34,043
*	DealerTrack Holdings, Inc.	21,400	243,746
* #	Dell, Inc.	63,350	601,825
	Diebold, Inc.	600	14,868
*	Digi International, Inc.	15,126	114,958
*	Digimarc Corp.	994	9,483
*	Digital River, Inc.	17,200	426,044
*	Diodes, Inc.	5,400	34,992
*	DivX, Inc.	2,500	12,575
*	Dolby Laboratories, Inc.	2,633	67,299

43

*	Dot Hill Systems Corp.	9,669	4,786
*	Double-Take Software, Inc.	10,122	76,624
*	DSP Group, Inc.	16,400	106,764
*	DST Systems, Inc.	8,800	279,576
*	DTS, Inc.	9,245	125,732
*	Dycom Industries, Inc.	17,900	121,899
*	Dynamics Research Corp.	2,357	16,428
* #	EarthLink, Inc.	50,046	376,846
*	eBay, Inc.	69,403	834,224
*	Ebix, Inc.	1,800	36,828
*	Echelon Corp.	16,850	124,690
*	Echostar Holding Corp.	280	4,217
*	EDGAR Online, Inc.	400	416
*	Edgewater Technology, Inc.	2,837	7,944
*	Electro Scientific Industries, Inc.	200	1,264
* #	Electronic Arts, Inc.	46,805	722,669
*	Electronics for Imaging, Inc.	30,700	272,923
* #	Elixir Gaming Technologies, Inc.	2,200	286
*	EMC Corp.	120,700	1,332,528
* #	EMCORE Corp.	12,200	16,104
*	EMS Technologies, Inc.	7,202	172,848
*	Emulex Corp.	50,600	288,926
*	Endwave Corp.	1,814	3,628
*	Entegris, Inc.	86,054	119,615
*	Entorian Technologies, Inc.	1,369	322
*	Entrust, Inc.	13,151	19,727
*	Epicor Software Corp.	8,100	28,674
*	EPIQ Systems, Inc.	17,400	308,328
*	Equinix, Inc.	5,195	277,153
*	Euronet Worldwide, Inc.	16,900	169,845
*	Exar Corp.	6,654	45,048
*	Extreme Networks, Inc.	33,674	59,603
* #	F5 Networks, Inc.	4,110	91,119
#	FactSet Research Systems, Inc.	4,600	183,080
#	Fair Isaac Corp.	29,797	378,422
*	Fairchild Semiconductor Corp. Class A	31,500	143,325
*	FalconStor Software, Inc.	2,300	7,337
*	Faro Technologies, Inc.	7,330	110,097
*	FEI Co.	19,248	350,314
	Fidelity National Information Services, Inc.	76,800	1,221,888
*	Finisar Corp.	1,000	510
*	Fiserv, Inc.	42,000	1,333,500
* #	FLIR Systems, Inc.	7,537	188,199
*	FormFactor, Inc.	28,937	450,260
*	Forrester Research, Inc.	10,900	227,592
*	FortuNet, Inc.	1,500	2,325
	Frequency Electronics, Inc.	1,300	4,095
*	Gartner Group, Inc.	14,000	198,240
*	Gerber Scientific, Inc.	4,400	13,816
	Gevity HR, Inc.	8,200	16,482
*	GigOptix, Inc.	141	140
	Global Payments, Inc.	6,700	232,557
*	Globecomm Systems, Inc.	9,300	47,709
*	Glu Mobile, Inc.	7,473	3,811
*	Google, Inc.	7,805	2,642,227

44

*	GSE Systems, Inc.	1,100	6,677
*	GSI Technology, Inc.	10,812	27,895
*	GTSI Corp.	605	3,264
*	Guidance Software, Inc.	1,600	5,472
*	Hackett Group, Inc.	17,338	48,720
*	Harmonic, Inc.	28,100	144,715
	Harris Corp.	8,200	354,978
*	Harris Stratex Networks, Inc. Class A	9,393	64,812
*	Hauppauge Digital, Inc.	200	272
	Heartland Payment Systems, Inc.	9,200	83,444
* #	Hewitt Associates, Inc. Class A	4,200	119,196
	Hewlett-Packard Co.	121,510	4,222,473
*	hi/fn, inc.	3,584	11,272
*	Hittite Microwave Corp.	7,000	179,340
*	Hughes Communications, Inc.	2,200	26,554
*	Hutchinson Technology, Inc.	3,763	11,929
*	Hypercom Corp.	14,600	22,192
*	I.D. Systems, Inc.	5,062	19,387
* #	i2 Technologies, Inc.	700	4,368
*	IAC/InterActiveCorp	61,173	899,243
*	iBasis, Inc.	5,261	4,840
*	iGATE Capital Corp.	10,313	42,180
*	Ikanos Communications, Inc.	4,000	5,160
*	I-many, Inc.	839	327
	Imation Corp.	17,757	172,953
	Imergent, Inc.	100	460
*	Immersion Corp.	1,600	8,304
	infoGROUP, Inc.	20,287	74,859
*	Informatica Corp.	17,096	218,145
	InfoSpace, Inc.	21,761	174,306
*	Ingram Micro, Inc.	95,300	1,169,331
*	Innodata Isogen, Inc.	8,423	18,868
*	Insight Enterprises, Inc.	34,850	180,523
	Integral Systems, Inc.	13,094	143,117
*	Integrated Device Technology, Inc.	110,084	631,882
*	Integrated Silicon Solution, Inc.	5,923	10,069
	Intel Corp.	279,701	3,608,143
*	Intelli-Check, Inc.	350	420
*	Interactive Intelligence, Inc.	7,742	53,188
*	Intermec, Inc.	28,100	349,002
*	Internap Network Services Corp.	27,507	73,994
	International Business Machines Corp.	43,707	4,005,747
*	International Rectifier Corp.	42,760	582,391
*	Internet Capital Group, Inc.	7,300	31,463
	Intersil Corp.	31,326	291,645
*	Interwoven, Inc.	23,900	376,903
*	Intevac, Inc.	10,256	44,921
*	IntriCon Corp.	3,283	12,311
*	Intuit, Inc.	18,374	416,171
*	INX, Inc.	1,650	8,052
*	iPass, Inc.	8,713	11,066
*	iPCS, Inc.	1,100	5,456
* #	IPG Photonics Corp.	16,700	160,487
* #	Iron Mountain, Inc.	50,500	1,033,230
*	Isilon Systems, Inc.	17,754	49,179

45

*	Iteris, Inc.	4,900	6,860
* #	Itron, Inc.	10,200	666,060
*	Ixia	37,805	201,123
	IXYS Corp.	17,963	123,047
*	j2 Global Communications, Inc.	11,900	233,002
	Jabil Circuit, Inc.	121,565	707,508
	Jack Henry & Associates, Inc.	17,840	317,552
*	JDA Software Group, Inc.	19,098	213,898
*	JDS Uniphase Corp.	34,978	126,970
* #	Juniper Networks, Inc.	37,238	527,290
*	Jupitermedia Corp.	700	357
	Keithley Instruments, Inc.	3,300	11,451
*	Key Tronic Corp.	2,000	2,340
*	Keynote Systems, Inc.	3,800	33,250
#	KLA-Tencor Corp.	13,400	268,536
*	Kopin Corp.	12,252	19,358
*	Kratos Defense & Security Solutions, Inc.	11,955	14,107
*	Kulicke & Soffa Industries, Inc.	12,900	19,737
*	KVH Industries, Inc.	4,346	24,990
*	L-1 Identity Solutions, Inc.	65,800	477,050
* #	Lam Research Corp.	32,775	662,383
*	LaserCard Corp.	4,218	13,919
*	Lattice Semiconductor Corp.	13,143	20,240
*	Lawson Software, Inc.	58,541	247,043
*	Leadis Technolgies, Inc.	129	49
*	LeCroy Corp.	4,246	9,766
	Lender Processing Services, Inc.	950	24,624
* #	Lexmark International, Inc.	21,000	497,280
	Linear Technology Corp.	7,939	185,931
*	Lionbridge Technologies, Inc.	12,066	21,719
*	Littlefuse, Inc.	11,700	179,010
*	Logility, Inc.	3,730	17,382
*	LoJack Corp.	8,184	31,099
*	LookSmart, Ltd.	4,000	5,480
*	Loral Space & Communications, Inc.	5,800	76,618
* #	LSI Corp.	152,790	485,872
*	LTX-Credence Corp.	13,775	3,995
*	Luna Innovations, Inc.	1,500	1,995
*	Macrovision Solutions Corp.	60,495	793,089
*	Magma Design Automation, Inc.	6,100	7,015
*	Management Network Group, Inc.	2,089	856
* #	Manhattan Associates, Inc.	14,670	225,038
*	ManTech International Corp. Class A	4,300	230,609
	Marchex, Inc. Class B	6,200	31,062
*	Mastec, Inc.	30,000	318,900
*	Mastech Holdings, Inc.	433	810
*	Mattson Technology, Inc.	13,700	13,426
	Maximus, Inc.	11,200	416,192
*	Maxwell Technologies, Inc.	7,627	35,694
*	McAfee, Inc.	10,300	314,047
*	Measurement Specialties, Inc.	2,265	11,506
*	MEMC Electronic Materials, Inc.	2,700	36,720
*	Mentor Graphics Corp.	48,345	225,288
*	Mercury Computer Systems, Inc.	7,700	45,969
*	Merix Corp.	1,400	504

46

*	Metavante Technologies, Inc.	566	8,213
	Methode Electronics, Inc.	13,877	64,112
	Micrel, Inc.	24,968	189,757
	Microchip Technology, Inc.	4,325	82,045
* #	Micron Technology, Inc.	76,000	282,720
*	Micros Systems, Inc.	30,000	432,000
* #	Microsemi Corp.	33,634	282,526
	Microsoft Corp.	293,251	5,014,592
*	MicroStrategy, Inc.	2,192	84,830
*	Microtune, Inc.	22,491	38,460
* #	Midway Games, Inc.	7,400	1,850
*	MIPS Technologies, Inc.	14,532	24,414
*	MKS Instruments, Inc.	200	2,810
	Mocon, Inc.	72	595
*	ModusLink Global Solutions, Inc.	13,950	32,504
#	Molex, Inc.	28,800	385,056
	Molex, Inc. Class A	28,916	353,354
*	MoneyGram International, Inc.	500	775
*	Monolithic Power Systems	2,784	33,826
*	MoSys, Inc.	5,900	12,272
	Motorola, Inc.	244,328	1,082,373
*	MPS Group, Inc.	1,800	10,890
*	MSC.Software Corp.	19,634	114,270
	MTS Systems Corp.	9,407	246,369
*	Multi-Fineline Electronix, Inc.	14,500	268,685
*	Nanometrics, Inc.	3,257	4,299
*	Napco Security Technologies, Inc.	3,632	4,104
#	National Instruments Corp.	16,500	354,255
	National Semiconductor Corp.	10,600	107,484
*	NCI, Inc.	1,434	43,020
*	NCR Corp.	66,991	840,737
*	NetApp, Inc.	6,200	91,946
*	NETGEAR, Inc.	16,312	181,389
* #	NetLogic Microsystems, Inc.	8,468	179,606
*	NetScout Systems, Inc.	17,629	250,684
*	Network Equipment Technologies, Inc.	15,350	48,046
	NIC, Inc.	12,033	64,256
*	Novatel Wireless, Inc.	13,900	77,006
*	Novell, Inc.	187,500	693,750
* #	Novellus Systems, Inc.	55,100	759,829
*	Nu Horizons Electronics Corp.	4,367	6,856
* #	Nuance Communications, Inc.	63,100	622,166
* #	Nvidia Corp.	125,900	1,000,905
	O.I. Corp.	1,118	10,353
*	Omniture, Inc.	24,646	224,032
*	OmniVision Technologies, Inc.	18,200	121,758
*	ON Semiconductor Corp.	45,603	190,165
*	Online Resources Corp.	10,247	32,381
*	Onvia, Inc.	2,875	11,529
*	Oplink Communications, Inc.	11,400	80,598
*	OPNET Technologies, Inc.	9,424	77,277
*	OpNext, Inc.	2,974	7,078
*	Optelecom-NKF, Inc.	676	3,130
*	Optical Cable Corp.	1,689	4,797
*	Oracle Corp.	165,850	2,791,256

47

*	Orbcomm, Inc.	6,400	10,496
*	Orthovita, Inc.	16,559	47,856
*	OSI Systems, Inc.	10,074	147,383
*	OYO Geospace Corp.	1,500	22,425
* #	Palm, Inc.	19,466	149,304
*	PAR Technology Corp.	5,090	23,058
*	Parametric Technology Corp.	19,928	179,352
	Park Electrochemical Corp.	10,948	192,137
* #	ParkerVision, Inc.	200	358
	Paychex, Inc.	11,600	281,764
*	PC Connection, Inc.	6,729	32,905
	PC-Tel, Inc.	10,151	65,575
*	PDF Solutions, Inc.	800	1,192
	Pegasystems, Inc.	14,639	198,651
*	Perceptron, Inc.	1,900	6,460
*	Perficient, Inc.	7,000	27,370
*	Performance Technologies, Inc.	2,917	9,218
*	Pericom Semiconductor Corp.	6,300	38,871
*	Perot Systems Corp.	42,704	554,725
*	Pervasive Software, Inc.	2,055	7,439
*	Phoenix Technologies, Ltd.	5,100	13,158
*	Photronics, Inc.	8,957	14,242
*	Physicians Formula Holdings, Inc.	3,651	10,588
*	Planar Systems, Inc.	1,000	460
	Plantronics, Inc.	29,300	297,395
*	PLATO Learning, Inc.	3,200	4,448
*	Plexus Corp.	23,100	334,026
*	PLX Technology, Inc.	6,600	10,890
*	PMC-Sierra, Inc.	84,400	411,028
* #	Polycom, Inc.	47,000	660,350
#	Power Integrations, Inc.	14,060	273,748
*	Powerwave Technologies, Inc.	4,200	1,890
*	Presstek, Inc.	6,927	14,962
*	Progress Software Corp.	18,300	312,198
	QAD, Inc.	10,714	27,428
* #	QLogic Corp.	19,100	216,212
	QUALCOMM, Inc.	53,720	1,856,026
#	Quality Systems, Inc.	4,600	171,488
	Qualstar Corp.	500	1,035
*	Quantum Corp.	16,900	8,619
*	Quest Software, Inc.	43,700	544,939
*	QuickLogic Corp.	4,220	3,756
*	Rackable Systems, Inc.	6,500	25,545
*	Radiant Systems, Inc.	4,050	14,013
*	RadiSys Corp.	9,343	44,192
*	RAE Systems, Inc.	2,000	740
*	Rambus, Inc.	12,400	112,344
*	Ramtron International Corp.	3,787	6,438
*	RealNetworks, Inc.	82,000	231,240
*	Red Hat, Inc.	12,900	188,985
*	Relm Wireless Corp.	700	532
	Renaissance Learning, Inc.	5,094	36,830
*	RF Micro Devices, Inc.	89,900	97,092
*	RF Monolithics, Inc.	400	276
	Richardson Electronics, Ltd.	4,108	15,323

48

*	RightNow Technologies, Inc.	6,500	37,960
*	Rimage Corp.	5,808	76,143
*	Riverbed Technology, Inc.	26,800	272,020
*	Rofin-Sinar Technologies, Inc.	13,400	226,326
*	Rogers Corp.	10,428	255,486
*	Rudolph Technologies, Inc.	5,194	14,595
*	S1 Corp.	41,070	273,937
*	Saba Software, Inc.	3,200	5,248
*	Safeguard Scientifics, Inc.	3,200	1,920
* #	SAIC, Inc.	9,100	179,634
* #	Salesforce.com, Inc.	4,955	131,853
* #	Sandisk Corp.	73,000	834,390
*	Sapient Corp.	60,300	256,878
*	SAVVIS, Inc.	23,662	150,964
*	ScanSource, Inc.	13,800	258,336
*	Scientific Learning Corp.	1,102	2,193
*	SCM Microsystems, Inc.	826	2,073
*	SeaChange International, Inc.	16,383	96,987
*	Semitool, Inc.	8,002	22,166
*	Semtech Corp.	28,965	340,339
*	Sigma Designs, Inc.	4,200	42,924
*	Silicon Image, Inc.	27,644	101,453
* #	Silicon Laboratories, Inc.	18,300	421,449
*	Silicon Storage Technology, Inc.	20,731	42,499
*	SiRF Technology Holdings, Inc.	3,200	3,264
*	Skyworks Solutions, Inc.	94,195	406,922
*	Smith Micro Software, Inc.	18,086	95,856
*	Soapstone Networks, Inc.	2,506	6,190
* #	Sonic Solutions, Inc.	1,500	1,965
*	SonicWALL, Inc.	34,500	121,440
* #	Sonus Networks, Inc.	54,896	72,463
*	Spectrum Control, Inc.	4,248	30,756
*	SPSS, Inc.	8,969	230,324
*	SRA International, Inc.	22,000	359,260
*	SRS Labs, Inc.	8,071	41,404
*	Standard Microsystems Corp.	8,744	121,104
	StarTek, Inc.	4,100	19,024
* #	STEC, Inc.	13,160	58,957
* #	Stratasys, Inc.	9,500	101,745
*	SumTotal Systems, Inc.	11,797	29,728
*	Sun Microsystems, Inc.	31,600	131,456
*	SunPower Corp.	6,033	159,392
* #	SunPower Corp. Class A	200	6,712
*	Supertex, Inc.	6,800	154,292
*	SupportSoft, Inc.	11,747	22,202
*	Switch and Data Facilities Co.	5,000	34,400
* #	Sybase, Inc.	16,490	450,342
*	Sycamore Networks, Inc.	173,129	406,853
*	Sykes Enterprises, Inc.	21,425	358,012
*	Symantec Corp.	137,903	2,114,053
*	Symmetricom, Inc.	10,480	38,881
* #	Synaptics, Inc.	5,550	130,814
*	Synchronoss Technologies, Inc.	14,900	126,799
*	SYNNEX Corp.	12,700	194,945
*	Synopsys, Inc.	37,200	688,200

49

#	Syntel, Inc.	3,239	69,800
	Take-Two Interactive Software, Inc.	24,019	168,613
*	Tech Data Corp.	25,900	469,049
	Technitrol, Inc.	5,600	12,320
*	TechTeam Global, Inc.	3,064	15,320
*	Techwell, Inc.	6,000	33,900
*	Tekelec	33,100	411,102
*	TeleCommunication Systems, Inc.	9,000	64,440
*	Tellabs, Inc.	220,113	909,067
*	Telular Corp.	5,320	8,406
* #	Teradata Corp.	22,000	288,860
*	Teradyne, Inc.	43,500	209,235
*	Terremark Worldwide, Inc.	21,186	74,363
*	Tessco Technologies, Inc.	3,600	26,316
*	Tessera Technologies, Inc.	25,927	304,902
	Texas Instruments, Inc.	53,889	805,641
* #	The Knot, Inc.	16,680	114,758
	TheStreet.com, Inc.	4,846	13,230
*	THQ, Inc.	6,200	24,490
*	TIBCO Software, Inc.	91,912	491,729
*	TNS, Inc.	1,900	15,713
*	Tollgrade Communications, Inc.	4,681	26,963
	Total System Services, Inc.	4,604	58,287
*	Transact Technologies, Inc.	1,200	4,704
*	Travelzoo, Inc.	2,494	10,001
*	Trident Microsystems, Inc.	1,200	2,040
* #	Trimble Navigation, Ltd.	41,100	609,102
*	Triquint Semiconductor, Inc.	35,846	72,409
*	TTM Technologies, Inc.	10,700	64,521
*	Tyler Technologies, Inc.	18,173	228,798
*	Ultimate Software Group, Inc.	1,000	13,770
*	Ultra Clean Holdings, Inc.	4,900	5,488
*	Ultratech, Inc.	11,641	130,379
*	Unica Corp.	2,146	10,515
*	Unisys Corp.	40,800	30,600
	United Online, Inc.	39,023	238,821
*	Universal Display Corp.	14,300	109,109
*	UTStarcom, Inc.	39,042	57,392
* #	ValueClick, Inc.	11,500	71,875
* #	Varian Semiconductor Equipment Associates, Inc.	10,300	196,112
*	Veeco Instruments, Inc.	6,600	31,878
*	VeriFone Holdings, Inc.	28,600	132,418
* #	VeriSign, Inc.	12,100	233,651
*	Viasat, Inc.	15,595	345,585
*	Vicon Industries, Inc.	916	5,258
*	Video Display Corp.	3,247	13,118
*	Vignette Corp.	8,530	59,454
*	Virage Logic Corp.	8,668	26,697
*	Vishay Intertechnology, Inc.	131,644	389,666
*	Vocus, Inc.	3,600	54,936
*	Volterra Semiconductor Corp.	7,200	50,400
	Wayside Technology Group, Inc.	1,635	11,772
*	Web.com Group, Inc.	4,000	12,000
*	Websense, Inc.	11,100	124,320
*	Westell Technologies, Inc.	1,000	320

50

* #	Western Digital Corp.	38,200	560,776
	Western Union Co.	22,169	302,829
*	Wind River Systems, Inc.	31,000	247,070
* #	Wizzard Software Corp.	9,500	6,840
*	WPCS International, Inc.	500	1,000
*	Wright Express Corp.	11,300	131,758
	Xerox Corp.	242,643	1,611,150
	Xilinx, Inc.	12,900	217,365
*	X-Rite, Inc.	11,034	14,675
*	Yahoo!, Inc.	34,100	399,993
*	Zebra Technologies Corp. Class A	26,900	452,727
*	Zix Corp.	6,900	8,970
*	Zoran Corp.	32,439	192,688
*	Zygo Corp.	6,074	34,743
Total Information Technology			131,622,301

Materials — (3.8%)
	A. Schulman, Inc.	9,126	138,259
	A.M. Castle & Co.	6,300	53,298
*	AEP Industries, Inc.	1,178	16,893
	Air Products & Chemicals, Inc.	10,395	522,869
	Airgas, Inc.	6,700	236,577
	AK Steel Holding Corp.	3,100	25,017
	Albemarle Corp.	46,050	1,024,613
	Alcoa, Inc.	59,270	461,713
#	Allegheny Technologies, Inc.	7,900	174,511
	AMCOL International Corp.	15,600	226,044
*	American Pacific Corp.	1,938	15,175
	American Vanguard Corp.	12,005	170,591
* #	Amerigon, Inc.	1,200	4,116
	AptarGroup, Inc.	25,050	772,041
	Arch Chemicals, Inc.	14,400	322,704
*	Arrowhead Research Corp.	4,100	3,567
	Ashland, Inc.	16,487	132,226
	Balchem Corp.	4,057	90,593
	Ball Corp.	14,200	544,428
* #	Basin Water, Inc.	1,100	990
	Bemis Co., Inc.	32,000	722,240
*	Brush Engineered Materials, Inc.	5,700	71,592
*	Buckeye Technologies, Inc.	6,000	17,520
	Cabot Corp.	45,400	606,544
	Calgon Carbon Corp.	20,700	260,199
*	Caraustar Industries, Inc.	690	145
	Carpenter Technology Corp.	7,500	123,750
	Celanese Corp. Class A	700	7,455
*	Century Aluminum Co.	2,300	8,165
	CF Industries Holdings, Inc.	500	23,500
	Chemtura Corp.	45,800	34,350
	Cliffs Natural Resources, Inc.	3,900	90,363
* #	Coeur d’Alene Mines Corp.	75,700	53,747
	Commercial Metals Co.	27,200	312,800
#	Compass Minerals International, Inc.	3,400	204,578
*	Core Molding Technologies, Inc.	1,000	2,090
*	Crown Holdings, Inc.	9,600	180,000
	Cytec Industries, Inc.	11,900	243,236

51

	Deltic Timber Corp.	3,996	158,122
	Dow Chemical Co.	152,200	1,763,998
	du Pont (E.I.) de Nemours & Co.	41,950	963,172
	Eagle Materials, Inc.	20,507	370,767
#	Eastman Chemical Co.	15,600	404,820
	Ecolab, Inc.	6,800	230,928
	Empire Resources, Inc.	1,400	1,260
	Ferro Corp.	9,200	36,432
*	Flotek Industries, Inc.	200	578
	FMC Corp.	10,700	477,434
	Freeport-McMoRan Copper & Gold, Inc. Class B	6,000	150,840
	Friedman Industries, Inc.	5,121	28,678
*	General Moly, Inc.	5,900	5,310
	Gibraltar Industries, Inc.	18,000	184,140
*	Graphic Packaging Holding Co.	86,400	75,168
	Greif, Inc. Class A	13,600	411,536
	Greif, Inc. Class B	4,417	134,144
*	H&E Equipment Services, Inc.	15,944	106,346
	H.B. Fuller Co.	30,210	422,034
	Hawkins, Inc.	577	8,367
*	Haynes International, Inc.	1,800	32,886
*	Headwaters, Inc.	22,300	101,019
* #	Hecla Mining Co.	17,700	46,905
*	ICO, Inc.	12,162	32,229
	Innophos Holdings, Inc.	4,778	72,291
	International Flavors & Fragrances, Inc.	10,000	286,200
	International Paper Co.	173,200	1,579,584
*	ION Geophysical Corp.	21,500	32,250
	Kaiser Aluminum Corp.	3,300	81,972
	KMG Chemicals, Inc.	300	1,560
	Koppers Holdings, Inc.	6,343	102,757
	Kronos Worldwide, Inc.	9,737	138,752
*	Landec Corp.	12,612	69,366
	Louisiana-Pacific Corp.	16,180	33,654
*	LSB Industries, Inc.	8,400	61,992
	Lubrizol Corp.	18,900	644,868
#	Martin Marietta Materials, Inc.	2,994	241,077
*	Material Sciences Corp.	228	319
*	Maxxam, Inc.	300	2,745
	MeadWestavco Corp.	98,891	1,151,091
* #	Metalico, Inc.	4,300	10,535
	Minerals Technologies, Inc.	11,400	431,034
* #	Mines Management, Inc.	4,049	5,993
	Monsanto Co.	17,199	1,308,156
	Myers Industries, Inc.	22,535	141,294
	Nalco Holding Co.	79,266	777,599
	Neenah Paper, Inc.	2,700	18,171
	NewMarket Corp.	6,400	201,600
	Newmont Mining Corp.	23,143	920,629
	NL Industries, Inc.	16,595	191,838
	NN, Inc.	300	510
*	Northwest Pipe Co.	4,155	146,505
	Nucor Corp.	12,400	505,796
	Olin Corp.	21,250	298,563
	Olympic Steel, Inc.	400	6,348

52

*	OM Group, Inc.	7,300	141,474
*	OMNOVA Solutions, Inc.	2,300	2,093
*	Owens-Illinois, Inc.	400	7,600
	P.H. Glatfelter Co.	25,885	225,458
	Packaging Corp. of America	42,403	602,123
*	Pactiv Corp.	33,700	728,594
*	Patriot Coal Corp.	40	205
	Penford Corp.	6,200	53,692
*	PolyOne Corp.	42,600	87,330
	PPG Industries, Inc.	42,200	1,585,876
	Praxair, Inc.	11,498	715,865
	Quaker Chemical Corp.	4,600	52,486
	Reliance Steel & Aluminum Co.	600	13,278
	Rock-Tenn Co. Class A	13,426	418,488
*	Rockwood Holdings, Inc.	16,300	122,413
	Rohm & Haas Co.	17,900	987,901
*	Rosetta Resources, Inc.	16,016	97,217
	Royal Gold, Inc.	8,500	408,680
	RPM International, Inc.	70,100	862,931
*	RTI International Metals, Inc.	2,400	31,944
	Schnitzer Steel Industries, Inc. Class A	500	19,635
	Schweitzer-Maudoit International, Inc.	7,466	159,772
	Sealed Air Corp.	37,320	505,686
	Sensient Technologies Corp.	27,300	586,950
	Sigma-Aldrich Corp.	7,800	281,424
	Silgan Holdings, Inc.	5,300	242,952
*	Smurfit-Stone Container Corp.	37,044	1,226
*	Solitario Exploration & Royalty Corp.	1,000	1,300
	Sonoco Products Co.	29,000	664,970
	Southern Copper Corp.	10,311	143,735
	Spartech Corp.	3,400	10,778
	Steel Dynamics, Inc.	4,000	42,480
	Stepan Co.	4,529	166,169
*	Stillwater Mining Co.	17,900	74,285
*	Symyx Technologies, Inc.	10,440	50,112
	Synalloy Corp.	4,403	24,128
#	Temple-Inland, Inc.	34,800	197,316
	Terra Industries, Inc.	3,600	73,728
#	Texas Industries, Inc.	6,497	147,547
	The Mosaic Co.	6,756	240,987
#	The Scotts Miracle-Gro Co. Class A	11,100	357,642
	Titanium Metals Corp.	78,211	551,388
*	U.S. Concrete, Inc.	17,778	49,423
* #	U.S. Gold Corp.	3,300	6,534
*	United States Lime & Minerals, Inc.	2,397	50,457
	United States Steel Corp.	2,500	75,075
*	Universal Stainless & Alloy Products, Inc.	1,700	24,650
	Valhi, Inc.	4,500	66,825
	Valspar Corp.	54,270	941,585
#	Vulcan Materials Co.	13,400	662,764
*	W.R. Grace & Co.	6,900	39,813
	Wausau Paper Corp.	23,041	219,120
	Westlake Chemical Corp.	41,798	571,379
	Weyerhaeuser Co.	74,300	2,031,362
#	Worthington Industries, Inc.	43,000	432,580

53

	Zep, Inc.	2,000	21,980
* #	Zoltek Companies, Inc.	1,200	8,496
Total Materials			40,402,562

Telecommunication Services — (3.3%)
	Alaska Communications Systems Group, Inc.	10,800	90,180
* #	American Tower Corp.	14,055	426,429
	Arbinet-thexchange, Inc.	3,756	6,310
	AT&T, Inc.	693,857	17,082,759
* #	Cbeyond, Inc.	6,400	100,736
*	Centennial Communications Corp.	33,000	269,940
#	CenturyTel, Inc.	38,000	1,031,320
*	Cincinnati Bell, Inc.	22,000	30,580
*	Clear Channel Outdoor Holdings, Inc.	200	1,036
* #	Cogent Communications Group, Inc.	1,900	12,635
	Consolidated Communications Holdings, Inc.	10,505	118,286
* #	Crown Castle International Corp.	10,470	204,374
	D&E Communications, Inc.	7,206	50,370
	Embarq Corp.	6,455	230,573
	FairPoint Communications, Inc.	17,844	48,714
*	FiberTower Corp.	155	22
	Frontier Communications Corp.	84,000	681,240
*	General Communications, Inc. Class A	30,861	202,757
	Hickory Tech Corp.	7,368	43,545
*	ICO Global Communications (Holdings), Ltd.	13,578	8,011
	IDT Corp. Class B	2,700	945
	Iowa Telecommunications Services, Inc.	9,500	122,075
* #	LCC International, Inc. Class A	600	5
*	Leap Wireless International, Inc.	34,697	874,364
*	Level 3 Communications, Inc.	55,700	55,700
*	NeuStar, Inc.	10,755	146,483
* #	NextWave Wireless, Inc.	15,800	3,318
*	NII Holdings, Inc.	5,400	104,760
	NTELOS Holdings Corp.	100	2,164
*	Occam Networks, Inc.	4,254	11,231
*	PAETEC Holding Corp.	6,300	8,505
*	Premiere Global Services, Inc.	32,566	315,565
	Qwest Communications International, Inc.	37,473	120,663
	Regal Entertainment Group	8,200	82,328
* #	SBA Communications Corp.	17,210	342,479
	Shenandoah Telecommunications Co.	5,800	141,404
*	Spark Networks, Inc.	3,744	9,173
*	Sprint Nextel Corp.	226,300	549,909
	SureWest Communications	7,920	80,863
*	Syniverse Holdings, Inc.	26,200	355,272
	Telephone & Data Systems, Inc.	21,600	659,016
	Telephone & Data Systems, Inc. Special Shares	23,815	645,387
*	Terrestar Corp.	3,200	1,600
*	tw telecom, inc.	6,400	48,960
*	United States Cellular Corp.	16,098	675,311
*	USA Mobility, Inc.	12,649	133,700
	Verizon Communications, Inc.	276,716	8,265,507
	Windstream Corp.	64,850	562,898
*	Xeta Corp.	960	1,786
Total Telecommunication Services			34,961,188

54

Utilities — (3.2%)
*	AES Corp.	61,221	484,258
	AGL Resources, Inc.	13,100	403,873
	Allegheny Energy, Inc.	10,318	342,970
	ALLETE, Inc.	6,500	202,150
	Alliant Energy Corp.	8,300	239,289
#	Ameren Corp.	15,200	505,400
	American Electric Power Co., Inc.	17,500	548,625
	American States Water Co.	4,400	152,108
	Aqua America, Inc.	10,400	215,696
	Artesian Resources Corp. Class A	1,303	20,379
	Atmos Energy Corp.	19,100	468,905
	Avista Corp.	14,500	276,080
#	Black Hills Corp.	12,900	341,850
*	Cadiz, Inc.	2,088	19,377
	California Water Service Group	10,221	444,614
	CenterPoint Energy, Inc.	8,900	119,082
	Central Vermont Public Service Corp.	6,462	146,041
	CH Energy Group, Inc.	8,000	404,640
	Chesapeake Utilities Corp.	2,100	60,837
	Cleco Corp.	12,400	283,340
	CMS Energy Corp.	43,600	512,300
	Connecticut Water Services, Inc.	4,027	93,185
	Consolidated Edison, Inc.	10,700	436,025
	Constellation Energy Group	2,200	57,860
	Delta Natural Gas Co., Inc.	863	20,712
	Dominion Resources, Inc.	23,500	826,730
	DPL, Inc.	9,700	209,035
	DTE Energy Co.	13,700	472,650
	Duke Energy Corp.	49,600	751,440
*	Dynegy, Inc.	83,800	176,818
	Edison International	11,700	381,069
*	El Paso Electric Co.	15,000	248,100
	Empire District Electric Co.	11,300	200,688
	Energen Corp.	2,500	73,025
	Energy West, Inc.	861	7,603
#	Entergy Corp.	7,980	609,353
	Equitable Resources, Inc.	10,100	345,723
	Exelon Corp.	26,819	1,454,126
	FirstEnergy Corp.	12,177	608,728
	Florida Public Utilities Co.	1,396	14,470
	FPL Group, Inc.	17,200	886,660
	Great Plains Energy, Inc.	23,375	445,761
	Hawaiian Electric Industries, Inc.	16,600	359,888
	IDACORP, Inc.	9,500	276,545
#	Integrys Energy Group, Inc.	5,900	246,325
	ITC Holdings Corp.	8,820	370,264
	Laclede Group, Inc.	5,882	266,984
	Maine & Maritimes Corp.	402	15,939
	MDU Resources Group, Inc.	13,900	276,471
	MGE Energy, Inc.	6,680	214,094
	Middlesex Water Co.	6,942	114,890
* #	Mirant Corp.	63,104	1,083,496
	National Fuel Gas Co.	4,000	119,840

55

	New Jersey Resources Corp.	5,900	236,531
	Nicor, Inc.	9,300	318,153
	NiSource, Inc.	23,000	222,640
	Northeast Utilities, Inc.	12,000	285,600
	Northwest Natural Gas Co.	5,100	218,994
	NorthWestern Corp.	9,100	220,311
*	NRG Energy, Inc.	18,200	425,152
	NSTAR	10,200	344,964
	NV Energy, Inc.	45,100	483,923
	OGE Energy Corp.	18,300	451,644
	Oneok, Inc.	8,100	236,682
	Ormat Technologies, Inc.	10,200	316,098
	Otter Tail Corp.	10,500	212,835
	Pepco Holdings, Inc.	18,200	324,142
	PG&E Corp.	15,200	587,784
	Piedmont Natural Gas Co.	11,800	305,738
	Pinnacle West Capital Corp.	8,500	284,495
	PNM Resources, Inc.	24,300	243,972
	Portland General Electric Co.	13,100	254,795
	PPL Corp.	7,760	237,922
	Progress Energy, Inc.	10,700	414,304
	Public Service Enterprise Group, Inc.	83,415	2,633,412
	Puget Energy, Inc.	700	20,580
	Questar Corp.	44,000	1,495,120
*	Reliant Energy, Inc.	24,700	125,723
	SCANA Corp.	5,400	185,166
	Sempra Energy	10,200	447,168
	SJW Corp.	8,946	240,558
	South Jersey Industries, Inc.	4,325	161,323
	Southern Co.	26,400	883,080
#	Southern Union Co.	27,000	348,030
	Southwest Gas Corp.	9,600	247,296
	Southwest Water Co.	6,700	30,016
	TECO Energy, Inc.	16,400	196,964
	UGI Corp.	12,900	327,273
	UIL Holdings Corp.	7,100	187,653
	Unisource Energy Corp.	10,024	283,078
	Unitil Corp.	3,406	68,835
	Vectren Corp.	16,700	430,693
	Westar Energy, Inc.	22,300	447,784
	WGL Holdings, Inc.	9,700	311,370
	Wisconsin Energy Corp.	9,000	401,220
	Xcel Energy, Inc.	20,500	378,430
	York Water Co.	1,180	13,912
Total Utilities			34,347,674

TOTAL COMMON STOCKS			943,875,367

TEMPORARY CASH INVESTMENTS — (0.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,166,939	6,166,939

56

SECURITIES LENDING COLLATERAL — (10.2%)
§ @	DFA Short Term Investment Fund LP	107,198,010	107,198,010

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $1,147,181 FNMA 5.047%(r), 07/01/37 & 7.000%, 08/01/38, valued at $1,041,569) to be repurchased at $1,011,256	$1,011	1,011,232

TOTAL SECURITIES LENDING COLLATERAL			108,209,242

TOTAL INVESTMENTS - (100.0%)
(Cost $1,366,582,257)##			$1,058,251,548

57

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. SMALL CAP PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	210,359,723	$1,773,332,465
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $2,707,539,853)##		$1,773,332,465

U.S. MICRO CAP PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Micro Cap Series of
The DFA Investment Trust Company	413,483,413	$2,228,675,596
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $3,502,070,196)##		$2,228,675,596

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS – (65.9%)
Real Estate Investment Trusts – (65.9%)
#	Acadia Realty Trust	325,200	$3,795,084
	Agree Realty Corp.	76,600	1,053,250
#	Alexander’s, Inc.	55,500	10,680,420
#	Alexandria Real Estate Equities, Inc.	321,786	19,094,781
#	AMB Property Corp.	989,865	15,956,624
#	American Campus Communites, Inc.	538,947	11,517,297
	American Land Lease, Inc.	75,128	1,029,254
# *	AmeriVest Properties, Inc.	188,600	75,440
#	Apartment Investment & Management Co. Class A	1,061,845	9,439,802
#	Ashford Hospitality Trust	1,139,957	1,618,739
	Associated Estates Realty Corp.	166,418	1,234,822
#	AvalonBay Communities, Inc.	774,991	40,152,284
#	BioMed Realty Trust, Inc.	789,244	8,713,254
#	Boston Properties, Inc.	1,081,264	46,818,731
#	Brandywine Realty Trust	885,943	5,289,080
#	BRE Properties, Inc. Class A	512,215	13,005,139
#	Camden Property Trust	533,903	14,073,683
#	CBL & Associates Properties, Inc.	665,146	2,707,144
	Cedar Shopping Centers, Inc.	445,956	2,733,710
	Cogdell Spencer, Inc.	203,527	1,717,768
#	Colonial Properties Trust	471,801	3,467,737
#	Commercial Net Lease Realty	785,704	11,337,709
#	Corporate Office Properties Trust	563,700	14,870,406
#	Cousins Properties, Inc.	515,084	4,949,957
#	DCT Industrial Trust, Inc.	1,742,278	6,359,315
#	Developers Diversified Realty Corp.	1,186,433	5,694,878
#	DiamondRock Hospitality Co.	902,768	3,701,349
#	Digital Realty Trust, Inc.	716,417	22,853,702
#	Douglas Emmett, Inc.	1,220,460	11,350,278
#	Duke Realty Corp.	1,397,736	12,873,149
	DuPont Fabros Technology, Inc.	539,046	2,010,642
	EastGroup Properties, Inc.	251,363	7,636,408
	Education Realty Trust, Inc.	285,857	1,329,235
#	Entertainment Properties Trust	329,579	7,464,964
#	Equity Lifestyle Properties, Inc.	249,226	9,403,297
#	Equity One, Inc.	768,676	10,953,633
#	Equity Residential	2,448,939	58,603,110
#	Essex Property Trust, Inc.	268,571	17,739,115
#	Extra Space Storage, Inc.	857,094	6,951,032
#	Federal Realty Investment Trust	591,258	29,935,393
	FelCor Lodging Trust, Inc.	568,901	824,906
*	Feldman Mall Properties, Inc.	130,464	9,132
#	First Industrial Realty Trust, Inc.	444,096	2,415,882

1

	First Potomac Realty Trust	306,669	2,539,219
#	General Growth Properties, Inc.	2,436,909	1,583,991
#	Glimcher Realty Trust	374,100	692,085
*	Golf Trust of America, Inc.	67,000	73,700
#	HCP, Inc.	2,126,951	49,643,036
#	Health Care REIT, Inc.	1,134,173	42,883,081
#	Healthcare Realty Trust, Inc.	647,760	10,694,518
#	Hersha Hospitality Trust	483,993	1,176,103
#	Highwood Properties, Inc.	743,856	16,781,391
*	HMG Courtland Properties, Inc.	2,600	8,294
#	Home Properties, Inc.	321,770	11,548,325
#	Hospitality Properties Trust	942,151	12,643,666
#	Host Marriott Corp.	5,238,568	28,183,496
#	HRPT Properties Trust	2,282,661	7,258,862
#	Inland Real Estate Corp.	664,990	6,563,451
#	Kilroy Realty Corp.	331,693	7,582,502
#	Kimco Realty Corp.	2,669,470	38,386,979
	Kite Realty Group Trust	324,210	1,501,092
#	Lasalle Hotel Properties	411,334	3,426,412
#	Lexington Realty Trust	850,142	3,766,129
#	Liberty Property Trust	970,653	19,413,060
#	Mack-Cali Realty Corp.	660,436	13,420,060
# *	Maguire Properties, Inc.	440,400	916,032
	Maxus Realty Trust, Inc.	6,885	58,419
#	Medical Properties Trust, Inc.	665,075	3,026,091
	MHI Hospitality Corp.	83,566	108,636
#	Mid-America Apartment Communities, Inc.	282,610	8,348,299
	Mission West Properties, Inc.	191,558	1,335,159
	Monmouth Real Estate Investment Corp. Class A	246,441	1,471,253
#	Nationwide Health Properties, Inc.	995,924	25,425,940
	Omega Healthcare Investors, Inc.	886,624	12,971,309
	One Liberty Properties, Inc.	102,304	629,170
#	Parkway Properties, Inc.	153,291	2,287,102
#	Pennsylvania REIT	395,103	1,750,306
#	Post Properties, Inc.	442,966	5,798,425
#	ProLogis	2,407,390	24,097,974
	PS Business Parks, Inc.	201,425	8,641,132
#	Public Storage	1,530,366	94,683,744
#	Ramco-Gershenson Properties Trust	186,290	916,547
#	Realty Income Corp.	1,045,248	20,141,929
#	Regency Centers Corp.	701,782	24,772,905
#	Roberts Realty Investors, Inc.	43,480	46,090
#	Saul Centers, Inc.	179,555	5,871,449
	Senior Housing Properties Trust	1,114,732	18,036,364
#	Simon Property Group, Inc.	2,039,432	87,654,787
#	SL Green Realty Corp.	571,809	8,983,119
#	Sovran Self Storage, Inc.	220,465	5,732,090
#	Strategic Hotel Capital, Inc.	671,422	919,848
#	Sun Communities, Inc.	178,467	2,141,604
#	Sunstone Hotel Investors, Inc.	579,350	2,496,999
	Supertel Hospitality, Inc.	196,477	341,870
#	Tanger Factory Outlet Centers, Inc.	317,400	9,617,220
#	Taubman Centers, Inc.	531,561	10,551,486
#	The Macerich Co.	763,066	11,247,593
#	UDR, Inc.	1,365,172	16,013,468

2

	UMH Properties, Inc.	109,088	698,163
#	Universal Health Realty Income Trust	118,891	3,638,065
	Urstadt Biddle Properties, Inc.	78,790	1,047,907
#	Urstadt Biddle Properties, Inc. Class A	183,738	2,717,485
#	U-Store-It Trust	579,749	2,174,059
#	Ventas, Inc.	1,397,728	38,954,679
#	Vornado Realty Trust	1,397,280	70,995,797
#	Washington REIT	525,224	12,505,583
#	Weingarten Realty Investors	872,757	14,129,936
	Winthrop Realty Trust	157,833	1,597,270
TOTAL COMMON STOCKS			1,308,704,290

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $7,860,000 FNMA 5.00%, 08/25/18, valued at $7,705,296) to be repurchased at $7,587,120	$7,587	7,587,000

		Shares
SECURITIES LENDING COLLATERAL — (33.7%)
§ @	DFA Short Term Investment Fund LP	663,869,015	663,869,015

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $7,204,451 FHLMC 5.500%, 07/01/37, valued at $6,450,356) to be repurchased at $6,262,632	$6,262	6,262,481

TOTAL SECURITIES LENDING COLLATERAL			670,131,496

TOTAL INVESTMENTS - (100.0%)
(Cost $2,984,983,065)##			$1,986,422,786

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.6%)
COMMON STOCKS — (4.6%)
	AGL Energy, Ltd.	73,766	$679,751
	Alumina, Ltd.	142,722	100,247
	Amcor, Ltd.	104,376	353,315
	Amcor, Ltd. Sponsored ADR	1,068	14,333
	AMP, Ltd.	242,644	800,151
#	APN News & Media, Ltd.	51,298	64,482
	Aristocrat Leisure, Ltd.	33,294	78,554
	Asciano Group	70,761	48,563
#	ASX, Ltd.	22,278	378,286
*	Austar United Communications, Ltd.	123,370	57,007
	Australia & New Zealand Banking Group, Ltd.	257,034	2,132,946
	AXA Asia Pacific Holdings, Ltd.	123,474	364,821
	Bank of Queensland, Ltd.	10,651	49,338
	Bendigo Bank, Ltd.	32,171	202,166
	BHP Billiton, Ltd.	325,885	6,043,020
	BHP Billiton, Ltd. Sponsored ADR	58,200	2,184,828
	Billabong International, Ltd.	18,229	84,473
	BlueScope Steel, Ltd.	110,776	243,498
#	Boral, Ltd.	75,480	155,882
	Brambles, Ltd.	195,962	833,380
#	Caltex Australia, Ltd.	21,604	118,451
	Coca-Cola Amatil, Ltd.	57,468	331,153
	Cochlear, Ltd.	8,260	306,750
	Commonwealth Bank of Australia	173,410	2,946,438
#	Computershare, Ltd.	73,248	331,641
#	Consolidated Media Holdings, Ltd.	75,939	91,752
#	Crown, Ltd.	52,574	181,870
	CSL, Ltd.	92,947	2,191,758
	CSR, Ltd.	148,439	131,396
	David Jones, Ltd.	41,015	59,235
	Downer EDI, Ltd.	40,467	89,976
#	Fairfax Media, Ltd.	183,217	160,887
#	Flight Centre, Ltd.	7,603	30,030
# *	Fortescue Metals Group, Ltd.	161,514	173,979
	Foster’s Group, Ltd.	307,467	1,057,331
	Goodman Fielder, Ltd.	250,480	241,135
#	Harvey Norman Holdings, Ltd.	70,202	93,446
	Incitec Pivot, Ltd.	186,023	305,561
	Insurance Australia Group, Ltd.	269,371	658,048
	James Hardie Industries NV	43,241	106,045
	James Hardie Industries NV Sponsored ADR	500	6,225

1

#	Leighton Holdings, Ltd.	20,250	210,117
	Lend Lease Corp., Ltd.	43,111	182,123
# *	Lihir Gold, Ltd.	237,027	470,331
	Lion Nathan, Ltd.	51,883	267,053
#	MacArthur Coal, Ltd.	13,372	24,731
	Macquarie Airports	80,704	115,683
#	Macquarie Group, Ltd.	34,985	559,321
#	Macquarie Infrastructure Group	104,849	104,832
	Metcash, Ltd.	112,673	297,900
	Mirvac Group	125,651	88,839
#	National Australia Bank, Ltd.	220,227	2,597,422
	New Hope Corp., Ltd.	9,661	20,571
	Newcrest Mining, Ltd.	66,141	1,282,120
	Nufarm, Ltd.	14,731	104,098
	Oil Search, Ltd.	133,588	361,661
	Onesteel, Ltd.	123,248	185,568
	Orica, Ltd.	46,434	390,425
	Origin Energy, Ltd.	136,160	1,199,799
	OZ Minerals, Ltd.	255,402	89,255
# *	Paladin Energy, Ltd.	77,365	146,989
#	Perpetual Trustees Australia, Ltd.	3,869	73,895
#	Primary Health Care, Ltd.	35,383	106,456
	Qantas Airways, Ltd.	131,158	200,892
#	QBE Insurance Group, Ltd.	129,852	1,952,723
#	Ramsay Health Care, Ltd.	15,592	99,035
#	Reece Australia, Ltd.	7,063	70,586
#	Rio Tinto, Ltd.	53,021	1,376,276
	Santos, Ltd.	71,838	644,164
#	Seven Network, Ltd.	19,868	74,690
	Sims Metal Management, Ltd.	20,054	211,527
	Sonic Healthcare, Ltd.	42,748	374,305
	SP Ausnet	293,156	190,493
	Suncorp-Metway, Ltd.	132,695	618,367
	TABCORP Holdings, Ltd.	70,041	298,153
	Tatts Group, Ltd.	116,126	209,476
	Telstra Corp., Ltd.	543,075	1,295,570
	Toll Holdings, Ltd.	85,896	294,437
	Transfield Services, Ltd.	16,966	20,507
#	Transurban Group	163,840	527,989
	United Group, Ltd.	25,177	125,778
	Washington H. Soul Pattinson & Co., Ltd.	18,899	103,108
	Wesfarmers, Ltd. (6948836)	128,828	1,252,308
	Wesfarmers, Ltd. (B291502)	20,170	195,168
#	West Australian Newspapers Holdings, Ltd.	26,425	67,905
	Westpac Banking Corp.	294,724	2,890,182
	Westpac Banking Corp. Sponsored ADR	11,960	579,940
	Woodside Petroleum, Ltd.	59,801	1,315,861
#	Woolworths, Ltd.	185,934	3,236,273
	WorleyParsons, Ltd.	17,003	158,353

TOTAL — AUSTRALIA			51,745,403

2

	AUSTRIA — (0.3%)
	COMMON STOCKS — (0.3%)
#	Erste Group Bank AG	26,189	393,333
	EVN AG	570	8,806
	Oesterreichische Elektrizitaetswirtschafts AG	5,382	205,775
	OMV AG	22,582	643,525
#	Raiffeisen International Bank-Holding AG	7,534	152,882
	Telekom Austria AG	63,068	885,137
	Telekom Austria AG ADR	2,400	66,840
	Vienna Insurance Group	4,884	152,433
	Voestalpine AG	17,501	338,287

	TOTAL — AUSTRIA		2,847,018

	BELGIUM — (0.5%)
	COMMON STOCKS — (0.5%)
	Ackermans & van Haaren NV	2,104	91,839
	Anheuser-Busch InBev NV	50,388	1,278,848
	Belgacom SA	23,592	823,076
	Colruyt SA	2,476	547,809
	Delhaize Group	4,608	296,111
	Delhaize Group Sponsored ADR	5,300	339,995
#	Dexia SA	58,806	183,149
	Fortis	216,162	428,997
	KBC Groep NV	16,450	298,053
	Mobistar SA	3,728	273,591
	Solvay SA	6,217	439,148
#	UCB SA	11,467	356,245
	Umicore	13,097	243,466
	TOTAL COMMON STOCKS		5,600,327

	RIGHTS/WARRANTS — (0.0%)
# *	Fortis Coupons	293,685	—
*	Umicore	275	3
	TOTAL RIGHTS/WARRANTS		3

	TOTAL — BELGIUM		5,600,330

	CANADA — (7.4%)
	COMMON STOCKS — (7.4%)
	Addax Petroleum Corp.	11,700	187,009
#	AGF Management, Ltd. Class B	9,261	60,721
	Agnico Eagle Mines, Ltd.	20,450	1,092,334
	Agrium, Inc.	21,900	733,661
	Alimentation Couche-Taro, Inc. Class B	14,900	172,542
	Astral Media, Inc. Class A	6,100	129,735
#	Bank of Montreal	68,996	1,870,840
	Bank of Nova Scotia	131,327	3,177,551
	Barrick Gold Corp.	123,700	4,654,449
	BCE, Inc.	33,950	695,196
	Bombardier, Inc. Class B	200,700	621,945
#	Brookfield Asset Management, Inc. Series A	57,574	903,812

3

#	Brookfield Properties Corp.	20,137	107,069
	CAE, Inc.	40,536	237,348
	Cameco Corp.	47,800	792,866
#	Canadian Imperial Bank of Commerce	52,300	1,988,786
#	Canadian National Railway Co.	73,200	2,565,059
	Canadian National Resources, Ltd.	72,200	2,584,186
	Canadian Pacific Railway, Ltd.	21,400	649,548
	Canadian Tire Corp. Class A	10,200	340,208
#	Canadian Utilities, Ltd. Class A	6,900	223,726
*	CGI Group, Inc.	43,400	351,447
*	Domtar Corp.	42,900	64,722
*	Eldorado Gold Corp.	52,900	414,141
#	Emera, Inc.	4,200	74,495
	Empire Co., Ltd. Class A	2,600	110,022
	Enbridge, Inc.	44,270	1,452,742
	EnCana Corp.	99,062	4,408,411
	Ensign Energy Services, Inc.	13,500	114,275
*	Equinox Minerals, Ltd.	25,100	30,908
#	Fairfax Financial Holdings, Inc.	2,800	910,842
#	Finning International, Inc.	22,100	226,902
	First Quantum Minerals, Ltd.	10,200	181,417
	Fortis, Inc.	19,100	379,430
	George Weston, Ltd.	6,700	356,951
	Gerdau Ameristeel Corp.	21,800	128,356
# *	Gildan Activewear, Inc.	17,200	184,308
	Goldcorp, Inc.	100,520	2,977,277
#	Great West Lifeco, Inc.	38,000	573,293
#	Husky Energy, Inc.	33,800	839,039
	IAMGOLD Corp.	36,600	250,716
#	IGM Financial, Inc.	16,400	434,659
	Imperial Oil, Ltd.	40,627	1,290,456
	Industrial Alliance Insurance & Financial Services, Inc.	11,000	176,987
	ING Canada, Inc.	6,300	169,541
	Inmet Mining Corp.	5,400	91,420
# *	Ivanhoe Mines, Ltd.	28,900	79,659
	Jean Coutu Group PJC, Inc. Class A	16,500	111,547
	Kinross Gold Corp.	85,312	1,511,788
	Loblaw Companies, Ltd.	13,600	385,070
#	Magna International, Inc. Class A	12,680	354,988
#	Manitoba Telecom Services, Inc.	2,400	70,106
#	Manulife Financial Corp.	197,590	3,280,679
*	MDS, Inc.	15,179	118,833
	Methanex Corp.	11,600	89,678
	Metro, Inc. Class A	12,400	396,396
	National Bank of Canada	22,600	630,681
	Nexen, Inc.	66,513	968,744
	Niko Resources, Ltd.	5,400	222,121
	Onex Corp.	11,800	163,492
# *	Pan Amer Silver Corp.	6,300	115,031
# *	Petrobank Energy & Resources, Ltd.	11,900	188,265
	Petro-Canada	68,800	1,491,859
	Potash Corp. of Saskatchewan, Inc.	39,800	2,994,128

4

#	Power Corp. of Canada, Ltd.	49,100	846,862
#	Power Financial Corp.	33,300	614,539
*	Research In Motion, Ltd.	67,100	3,708,900
#	Ritchie Brothers Auctioneers, Inc.	15,800	293,774
	Rogers Communications, Inc. Class B	74,500	2,100,885
#	Royal Bank of Canada	205,268	5,090,479
#	Saputo, Inc.	18,000	290,936
#	Shaw Communictions, Inc. Class B	47,300	767,215
	ShawCor, Ltd.	6,000	71,437
#	Shoppers Drug Mart Corp.	26,200	969,373
# *	Silver Wheaton Corp.	33,400	218,445
*	Sino-Forest Corp.	14,900	111,788
	SNC-Lavalin Group, Inc.	18,400	519,176
	Sun Life Financial, Inc.	75,100	1,528,641
	Suncor Energy, Inc.	123,646	2,370,575
	Talisman Energy, Inc.	140,700	1,332,132
	Teck Cominco Class B	62,534	241,722
	Telus Corp.	7,317	207,412
#	Thomson Reuters Corp.	21,200	518,654
	Tim Hortons, Inc.	18,400	452,854
	TMX Group, Inc.	8,000	209,223
#	Toronto Dominion Bank	112,415	3,648,617
#	Transalta Corp.	28,300	516,035
	TransCanada Corp.	82,241	2,211,872
#	Trican Well Service, Ltd.	12,100	67,000
*	Viterra, Inc.	33,700	254,210
#	Yamana Gold, Inc.	85,244	690,989

TOTAL — CANADA			83,008,158

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	173	826,883
	Alk-Abello A.S.	900	79,134
	Carlsberg A.S. Series B	9,026	298,256
#	Coloplast A.S.	3,540	216,355
	D/S Norden A.S.	2,235	70,442
#	Dampskibsselsk Torm A.S.	3,400	36,429
	Danisco A.S.	6,350	233,080
	Danske Bank A.S.	57,928	581,727
#	DSV A.S.	26,800	263,191
	East Asiatic Co., Ltd. A.S.	2,525	82,373
#	FLSmidth & Co. A.S.	6,800	185,920
# *	Genmab A.S.	5,175	214,801
# *	GN Great Nordic A.S.	21,220	44,962
	H. Lundbeck A.S.	9,602	199,618
*	Jyske Bank A.S.	7,260	164,508
#	NKT Holding A.S.	3,875	80,381
	Novo-Nordisk A.S. Series B	45,800	2,439,935
	Novo-Nordisk A.S. Sponsored ADR	24,481	1,300,675
	Novozymes A.S. Series B	7,138	567,399
#	Rockwool International A.S.	1,000	68,267

5

	Sydbank A.S.	5,940	79,021
*	Topdanmark A.S.	2,400	285,308
#	Trygvesta A.S.	3,500	207,345
# *	Vestas Wind Systems A.S.	25,995	1,251,923
# *	William Demant Holding A.S.	3,260	107,841

TOTAL — DENMARK			9,885,774

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Elisa Oyj	17,663	279,386
	Fortum Oyj	54,635	1,065,889
#	Kesko Oyj	6,900	169,614
	Kone Oyj Series B	19,500	407,737
	Metso Corp. Oyj	967	9,388
#	Neste Oil Oyj	16,387	237,228
	Nokia Oyj	280,768	3,441,218
#	Nokia Oyj Sponsored ADR	163,300	2,003,691
	Outokumpu Oyj Series A	14,232	162,129
	Pohjola Bank P.L.C.	8,700	101,875
	Rautaruukki Oyj Series K	11,482	182,323
	Sampo Oyj	51,453	825,954
	Sanoma Oyj	11,666	136,666
	Stora Enso Oyj Series R	55,325	337,127
	Stora Enso Oyj Sponsored ADR	12,000	73,200
	UPM-Kymmene Oyj	52,424	495,350
	UPM-Kymmene Oyj Sponsored ADR	13,000	121,810
	Wartsila Corp. Oyj Series B	10,076	269,624

TOTAL — FINLAND			10,320,209

FRANCE — (7.9%)
COMMON STOCKS — (7.9%)
#	Accor SA	24,558	969,388
	Aeroports de Paris	4,190	224,252
#	Air France-KLM	17,200	164,517
	Air Liquide SA (B1YW1V6)	25,288	1,854,969
	Air Liquide SA (B1YXBJ7)	35,790	2,602,574
*	Alcatel-Lucent SA	149,849	294,176
*	Alcatel-Lucent SA Sponsored ADR	128,100	252,357
	Alstom SA	25,146	1,208,122
	AXA SA	128,952	2,030,840
	AXA SA Sponsored ADR	63,900	1,028,790
	bioMerieux	1,600	124,452
	BNP Paribas SA	108,818	4,154,223
	Bouygues SA	27,559	938,459
	Capgemini SA	16,153	555,070
	Carrefour SA	80,223	2,735,566
	Casino Guichard Perrachon SA	5,140	336,803
	Christian Dior SA	6,556	326,281
	Cie Generale D’Optique Essilor Intenational SA	27,212	1,035,631
	Ciments Francais SA	1,006	76,836

6

	CNP Assurances	4,684	311,745
	Compagnie de Saint-Gobain	34,856	1,177,485
*	Compagnie Generale de Geophysique-Veritas SA	15,334	185,234
	Compagnie Generale des Establissements Michelin Series B	18,033	704,975
	Credit Agricole SA	124,849	1,511,327
#	Dassault Systemes SA	7,901	298,184
	EDF Energies Nouvelles SA	2,889	112,019
#	Eiffage SA	4,864	239,502
	Electricite de France	24,321	1,185,331
	Eramet SA	676	106,727
	Euler Hermes SA	1,874	66,878
#	European Aeronautic Defence & Space Co.	38,109	663,294
	Eutelsat Communications	12,391	264,393
#	France Telecom SA	214,253	4,801,183
	France Telecom SA Sponsored ADR	32,000	719,040
	GDF Suez (B0C2CQ3)	142,993	5,470,778
*	GDF Suez (B3B9KQ2)	11,445	15
	Groupe Danone	55,724	2,860,111
	Groupe Danone Sponsored ADR	13,800	140,484
#	Hermes International SA	10,833	1,089,865
	Iliad SA	2,602	216,001
	Imerys SA	4,048	160,727
	Ipsen SA	2,070	80,881
#	JC Decaux SA	9,323	127,945
#	Lafarge SA	16,759	769,747
	Lafarge SA Sponsored ADR	1,800	20,700
	Lagardere SCA	13,769	523,785
	Legrand SA	12,650	212,410
	L’Oreal SA	32,140	2,131,555
	LVMH (Louis Vuitton Moet Hennessy)	29,126	1,586,393
	M6 Metropole Television	10,023	162,279
	Natixis	103,686	161,092
	Neopost SA	3,543	284,862
#	PagesJaunes SA	14,300	125,842
#	Pernod-Ricard SA	21,265	1,333,598
	Peugeot SA	17,625	298,138
	PPR SA	8,818	444,499
	Publicis Groupe	13,738	321,721
	Publicis Groupe ADR	1,700	39,576
	Remy Cointreau SA	2	53
	Renault SA	23,001	443,152
	Safran SA	16,219	202,242
	Sanofi - Aventis	101,521	5,709,846
	Sanofi - Aventis ADR	73,077	2,058,579
	Schneider Electric SA	27,366	1,731,799
	SCOR SE (4797364)	8	21
	SCOR SE (B1LB9P6)	18,739	380,032
	Societe Generale Paris	56,442	2,359,980
	Societe Television Francaise 1	17,323	186,146
#	Sodexo	11,071	559,751
	STMicroelectronics NV	77,937	402,552
*	Suez Environnement SA	41,665	663,937

7

	Technip SA	8,170	252,597
	Technip SA ADR	3,600	110,700
	Thales SA	11,749	519,845
	Total SA	209,384	10,434,496
	Total SA Sponsored ADR	77,100	3,838,038
*	UbiSoft Entertainment SA	8,974	126,345
	Vallourec SA	6,267	612,278
	Veolia Environnement SA	35,795	805,487
	Veolia Environnement SA ADR	9,000	202,590
	Vinci SA	55,213	1,883,327
	Vivendi SA	153,765	3,961,066
#	Wendel	3,186	123,624

TOTAL — FRANCE			89,392,110

GERMANY — (5.9%)
COMMON STOCKS — (5.9%)
	Adidas-Salomon AG	21,813	754,748
	Allianz SE	29,677	2,485,983
	Allianz SE Sponsored ADR	225,886	1,881,630
	BASF AG	106,898	3,118,530
	BASF AG Sponsored ADR	8,200	238,620
	Bayer AG	61,581	3,279,930
	Bayer AG Sponsored ADR	34,500	1,838,850
#	Bayerische Motoren Werke AG	37,008	877,653
	Beiersdorf AG	13,598	664,373
	Celesio AG	10,564	227,841
#	Commerzbank AG	76,215	348,428
	Daimler AG	66,702	1,869,698
	Daimler AG Sponsored ADR	31,300	876,087
#	Deutsche Bank AG ADR	73,002	1,872,501
	Deutsche Boerse AG	22,589	1,136,610
	Deutsche Lufthansa AG	27,987	339,206
	Deutsche Post AG	102,318	1,276,700
#	Deutsche Postbank AG	9,435	113,279
	Deutsche Telekom AG	307,438	3,733,508
	Deutsche Telekom AG Sponsored ADR	63,200	760,928
	E.ON AG	182,133	5,906,170
	E.ON AG Sponsored ADR	53,950	1,728,019
#	Fraport AG	4,355	162,921
	Fresenius Medical Care AG & Co.	19,029	851,202
	Fresenius Medical Care AG & Co. KGaA ADR	3,500	156,660
*	Fresenius SE	9,056	500,744
	GEA Group AG	16,754	193,773
#	Generali Deutschland Holding AG	1,114	89,009
	Hannover Rueckversicherung AG	6,506	194,555
#	Heidelberger Zement AG	3,279	126,327
	Henkel AG & Co KGaA	13,753	320,353
	Hochtief AG	4,393	151,024
	K&S AG	16,226	766,705
	Linde AG	14,418	968,118
	MAN AG	12,200	532,239

8

	Merck KGaA	6,955	590,600
	Metro AG	12,671	458,567
	Munchener Rueckversicherungs-Gesellschaft AG	24,734	3,266,508
# *	Porsche Automobil Holding SE	8,444	494,888
	Puma AG Rudolf Dassler Sport	790	141,898
# *	Q-Cells SE	5,069	123,717
# *	QIAGEN NV	22,830	388,372
	Rhoen-Klinikum AG	10,954	219,746
#	RWE AG	59,149	4,618,368
	Salzgitter AG	4,061	294,284
	SAP AG	90,373	3,186,619
#	SAP AG Sponsored ADR	24,000	849,120
# *	SGL Carbon AG	1,666	36,084
#	Siemens AG	54,546	3,072,975
#	Siemens AG Sponsored ADR	50,150	2,811,409
# *	Solarworld AG	10,819	226,848
#	Suedzucker AG	7,095	111,725
#	ThyssenKrupp AG	41,618	847,231
	TUI AG	27,366	228,010
#	UCB SA	2,437	75,857
	United Internet AG	14,268	103,752
	Volkswagen AG	11,739	3,793,519
	Wacker Chemie AG	1,969	140,995

TOTAL — GERMANY			66,424,014

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Agricultural Bank of Greece S.A.	38,356	59,555
	Alpha Bank A.E.	49,027	409,755
	Coca-Cola Hellenic Bottling Co. S.A.	21,709	296,703
	EFG Eurobank Ergasias S.A.	40,187	251,323
	Hellenic Petroleum S.A.	15,660	112,622
	Hellenic Telecommunication Organization Co. S.A.	24,832	375,630
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	142,504
*	Marfin Financial Group S.A.	21,495	79,269
	National Bank of Greece S.A.	34,337	572,090
	National Bank of Greece S.A. ADR	94,360	305,726
	OPAP S.A.	37,766	1,098,725
	Piraeus Bank S.A.	41,079	271,480
	Public Power Corp. S.A.	11,935	199,781
	Titan Cement Co. S.A.	8,773	159,888

TOTAL — GREECE			4,335,051

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
	ASM Pacific Technology, Ltd.	17,000	51,782
	Bank of East Asia, Ltd.	173,027	343,097
	BOC Hong Kong (Holdings), Ltd.	464,000	473,338
	Cathay Pacific Airways, Ltd.	128,000	148,449
	Cheung Kong Holdings, Ltd.	164,600	1,518,706

9

	Cheung Kong Infrastructure Holdings, Ltd.	50,000	186,899
	CLP Holdings, Ltd.	301,400	2,040,061
	Dah Sing Financial Holdings, Ltd.	12,059	29,497
	Esprit Holdings, Ltd.	123,041	653,108
	First Pacific Co., Ltd.	202,000	72,664
# *	Foxconn International Holdings, Ltd.	318,000	116,333
*	Galaxy Entertainment Group, Ltd.	144,000	23,483
	Great Eagle Holdings, Ltd.	26,614	32,527
	Hang Lung Group, Ltd.	113,000	363,960
	Hang Lung Properties, Ltd.	255,000	573,251
	Hang Seng Bank, Ltd.	122,300	1,472,525
	Henderson Land Development Co., Ltd.	127,632	487,533
	Hong Kong and China Gas Co., Ltd.	489,970	797,595
	Hong Kong and Shanghai Hotels, Ltd.	69,025	50,623
	Hong Kong Electric Holdings, Ltd.	169,207	991,083
	Hong Kong Exchanges & Clearing, Ltd.	119,200	1,023,834
	Hopewell Highway Infrastructure, Ltd.	104,000	62,360
	Hopewell Holdings, Ltd.	83,000	272,012
	Hutchison Telecommunications International, Ltd.	203,000	50,815
	Hutchison Whampoa, Ltd.	258,500	1,315,323
	Hysan Development Co., Ltd.	55,348	89,774
	Industrial & Commercial Bank of China (Asia), Ltd.	25,688	23,861
	Johnson Electric Holdings, Ltd.	168,000	35,450
	Kerry Properties, Ltd.	78,893	184,660
	Kingboard Chemical Holdings, Ltd.	80,000	128,787
	Kowloon Development Co., Ltd.	35,500	15,062
	Lee & Man Paper Manufacturing, Ltd.	78,000	35,938
#	Li & Fung, Ltd.	290,000	576,887
	Lifestyle International Holdings, Ltd.	80,500	65,012
# *	Mongolia Energy Corp., Ltd.	223,000	61,249
	MTR Corp., Ltd.	175,513	419,173
	New World China Land, Ltd.	165,200	41,173
	New World Development Co., Ltd.	323,416	306,568
	NWS Holdings, Ltd.	103,252	125,929
	Pacific Basin Shipping, Ltd.	172,000	88,190
#	PCCW, Ltd.	439,265	226,139
#	Ports Design, Ltd.	54,500	55,050
	Shangri-La Asia, Ltd.	176,913	206,044
	Sino Land Co., Ltd.	189,363	181,561
	Sun Hung Kai Properties, Ltd.	170,706	1,512,348
	Television Broadcasts, Ltd.	25,000	88,485
	Transport International Holdings, Ltd.	17,600	40,844
#	Vtech Holdings, Ltd.	15,000	57,394
	Wharf Holdings, Ltd.	162,609	401,804
	Wheelock and Co., Ltd.	106,000	186,452
	Wheelock Properties, Ltd.	110,000	40,949
	Wing Hang Bank, Ltd.	20,000	96,677
#	Yue Yuen Industrial (Holdings), Ltd.	78,500	143,078

TOTAL — HONG KONG			18,585,396

10

IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
	Allied Irish Banks P.L.C.	60,880	89,052
	Allied Irish Banks P.L.C. Sponsored ADR	28,400	77,816
	CRH P.L.C.	33,450	784,326
	CRH P.L.C. Sponsored ADR	42,847	1,017,616
*	Elan Corp. P.L.C.	22,589	162,392
*	Elan Corp. P.L.C. Sponsored ADR	39,700	287,031
	Kerry Group P.L.C.	22,104	413,877
*	Ryanair Holdings P.L.C.	33,520	122,245

TOTAL — IRELAND			2,954,355

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
	A2A SpA	171,389	297,582
	ACEA SpA	11,304	135,685
	Alleanza Assicurazioni SpA	50,492	342,484
	Assicurazioni Generali SpA	140,590	2,924,940
	Atlantia SpA	30,212	441,417
#	Autogrill SpA	14,752	86,484
*	Banca Carige SpA	106,224	245,489
	Banca Monte Dei Paschi di Siena SpA	319,433	458,104
	Banca Popolare di Milano Scarl	41,017	209,305
	Banco Popolare Scarl	89,713	511,664
	Bulgari SpA	16,639	68,756
	Buzzi Unicem SpA	7,970	99,274
	Enel SpA	593,269	3,327,735
	Eni SpA	241,956	5,117,651
	Eni SpA Sponsored ADR	51,100	2,166,129
	Fiat SpA	75,854	369,323
	Fiat SpA Sponsored ADR	7,000	34,300
	Finmeccanica SpA	48,370	756,622
	Fondiaria - Sai SpA	7,144	111,438
	Hera SpA	76,919	139,969
	Intesa Sanpaolo SpA	947,483	2,986,036
	Intesa Sanpaolo SpA Sponsored ADR	13,601	257,059
#	Italcementi SpA	8,940	83,520
	Lottomatica SpA	6,664	122,941
	Luxottica Group SpA	18,425	260,383
	Mediaset SpA	99,784	485,786
#	Mediobanca SpA	64,159	582,046
	Mediolanum SpA	44,701	172,943
	Parmalat SpA	180,290	290,440
	Pirelli & Co. SpA	404,328	115,679
	Saipem SpA	28,892	440,216
	Saras SpA	38,600	126,947
	Snam Rete Gas SpA	137,501	716,300
	Telecom Italia SpA	659,546	810,419
	Telecom Italia SpA Sponsored ADR	65,980	814,853
	Terna SpA	169,541	515,065
	UniCredito Italiano SpA	1,466,760	2,580,810
	Unione di Banche Italiane ScpA	77,200	960,733

11

	Unipol Gruppo Finanziario SpA	87,290	130,251
TOTAL COMMON STOCKS			30,296,778

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	8,594

TOTAL — ITALY			30,305,372

JAPAN — (21.6%)
COMMON STOCKS — (21.6%)
	Advantest Corp.	9,840	132,856
#	Advantest Corp. ADR	10,000	134,800
	AEON Co., Ltd.	80,100	643,226
	Aeon Mall Co., Ltd.	8,680	119,116
	Aioi Insurance Co., Ltd.	58,000	283,424
	Air Water, Inc.	20,000	161,513
	Aisin Seiki Co., Ltd.	24,700	332,206
#	Ajinomoto Co., Inc.	84,000	723,404
#	Alfresa Holdings Corp.	4,200	178,220
	All Nippon Airways Co., Ltd.	79,000	296,537
	Amada Co., Ltd.	41,000	195,942
	Aoyama Trading Co., Ltd.	5,500	80,477
*	Aozora Bank, Ltd.	85,000	94,925
	Asahi Breweries, Ltd.	48,000	740,892
	Asahi Glass Co., Ltd.	130,000	678,905
	Asahi Kasei Corp.	149,000	609,522
#	Asatsu-DK, Inc.	2,700	53,759
	Asics Corp.	23,000	171,195
	Astellas Pharma, Inc.	57,955	2,194,314
	Bank of Yokohama, Ltd.	224,000	1,144,120
	Benesse Corp.	9,700	414,151
	Bridgestone Corp.	98,800	1,255,936
	Brother Industries, Ltd.	31,000	200,517
	Canon Marketing Japan, Inc.	7,000	102,989
	Canon, Inc.	92,700	2,529,408
	Canon, Inc. Sponsored ADR	53,850	1,451,796
#	Capcom Co., Ltd.	6,900	123,262
	Casio Computer Co., Ltd.	29,000	227,771
	Central Japan Railway Co.	248	1,768,726
	Chiyoda Corp.	23,000	114,437
	Chubu Electric Power Co., Ltd.	96,900	2,749,440
#	Chugai Pharmaceutical Co., Ltd.	28,100	542,027
	Chuo Mitsui Trust Holdings, Inc.	132,000	519,238
#	Circle K Sunkus Co., Ltd.	5,100	88,907
	Citizen Holdings Co., Ltd.	45,300	184,423
#	Coca-Cola West Co., Ltd.	4,600	94,705
	Comsys Holdings Corp.	11,000	92,735
	Cosmo Oil Co., Ltd.	74,000	196,833
#	Credit Saison Co., Ltd.	20,700	203,059
	Dai Nippon Printing Co., Ltd.	75,000	732,210
#	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	204,589

12

	Daicel Chemical Industries, Ltd.	28,000	123,071
	Daido Steel Co., Ltd.	37,000	101,069
	Daihatsu Motor Co., Ltd.	21,000	177,053
#	Daiichi Chuo Kisen Kaisha	24,000	56,720
	Daiichi Sankyo Co., Ltd.	100,146	2,248,663
	Daikin Industries, Ltd.	33,000	756,581
	Daito Trust Construction Co., Ltd.	10,600	456,225
	Daiwa House Industry Co., Ltd.	69,000	617,385
	Daiwa Securities Co., Ltd.	171,000	944,296
	Denki Kagaku Kogyo Kabushiki Kaisha	74,000	154,290
	Denso Corp.	63,900	1,157,779
#	Dentsu, Inc.	29,100	500,070
	DIC Corp.	63,000	101,873
#	Disco Corp.	1,700	41,290
#	Don Quijote Co., Ltd.	4,200	66,345
	Dowa Holdings Co., Ltd.	32,000	101,451
	East Japan Railway Co.	49,200	3,336,186
	Eisai Co., Ltd.	42,000	1,534,147
	Electric Power Development Co., Ltd.	16,900	652,771
# *	Elpida Memory, Inc.	13,000	91,598
#	Ezaki Glico Co., Ltd.	10,000	93,298
	FamilyMart Co., Ltd.	7,300	266,624
	Fanuc, Ltd.	23,000	1,363,051
	Fast Retailing Co., Ltd.	6,500	819,685
	Fuji Electric Holdings Co., Ltd.	64,000	76,271
	Fuji Heavy Industries, Ltd.	68,000	195,974
	FUJIFILM Holdings Corp.	63,000	1,377,387
	Fujikura, Ltd.	39,000	106,678
	Fujitsu, Ltd.	296,440	1,332,578
	Fukuoka Financial Group, Inc.	101,000	338,768
	Furukawa Electric Co., Ltd.	70,000	241,859
	Glory, Ltd.	6,200	106,492
#	GS Yuasa Corp.	43,000	230,377
#	H2O Retailing Corp.	13,000	94,241
#	Hakuhodo Dy Holdings, Inc.	3,000	134,115
	Hamamatsu Photonics K.K.	9,400	158,595
	Hankyu Hanshin Holdings, Inc.	158,000	865,116
	Haseko Corp.	393,500	365,589
	Heiwa Corp.	6,700	62,775
	Hikari Tsushin, Inc.	3,800	67,412
	Hino Motors, Ltd.	37,000	65,101
#	Hirose Electric Co., Ltd.	3,700	349,525
	Hisamitsu Pharmaceutical Co., Inc.	8,700	322,967
	Hitachi Chemical Co., Ltd.	12,500	136,160
#	Hitachi Construction Machinery Co., Ltd.	13,100	128,401
	Hitachi High-Technologies Corp.	9,300	139,080
#	Hitachi Koki Co., Ltd.	11,000	104,242
	Hitachi Metals, Ltd.	25,000	128,816
	Hitachi Transport System, Ltd.	5,500	68,098
	Hitachi, Ltd.	267,000	814,418
	Hitachi, Ltd. Sponsored ADR	22,500	678,600
	Hokkaido Electric Power Co., Inc.	25,000	604,835

13

	Hokuhoku Financial Group, Inc.	165,000	326,739
	Hokuriku Electric Power Co., Inc.	22,200	634,211
	Honda Motor Co., Ltd.	120,200	2,762,424
	Honda Motor Co., Ltd. Sponsored ADR	113,125	2,563,412
	House Foods Corp.	8,500	141,270
	Hoya Corp.	52,000	927,270
	Ibiden Co., Ltd.	18,500	374,297
	Idemitsu Kosan Co., Ltd.	3,000	195,770
	IHI Corp.	152,000	176,527
	INPEX Corp.	112	803,776
# *	Isetan Mitsukoshi Holdings, Ltd.	41,580	298,714
	Isuzu Motors, Ltd.	146,000	169,480
#	ITO EN, Ltd.	5,600	77,906
	Itochu Corp.	190,000	923,626
#	Itochu Techno-Solutions Corp.	4,200	93,517
#	Izumi Co., Ltd.	5,000	72,874
	J Front Retailing Co., Ltd.	51,800	186,353
*	Japan Airlines System Corp.	110,000	237,310
#	Japan Airport Terminal Co., Ltd.	7,000	78,620
	Japan Petroleum Exploration Co., Ltd.	3,200	147,567
	Japan Tobacco, Inc.	592	1,702,118
	JFE Holdings, Inc.	65,500	1,627,820
	JFE Shoji Holdings, Inc.	15,000	44,620
	JGC Corp.	27,000	381,482
	JS Group Corp.	32,540	433,797
	JSR Corp.	22,000	267,475
	JTEKT Corp.	24,560	151,797
	Juroku Bank, Ltd.	40,000	182,853
#	Kagome Co., Ltd.	4,900	76,277
	Kajima Corp.	106,000	279,576
	Kamigumi Co., Ltd.	30,000	237,696
#	Kandenko Co., Ltd.	8,000	59,327
	Kaneka Corp.	37,000	197,853
	Kansai Electric Power Co., Inc.	108,900	2,984,745
	Kansai Paint Co., Ltd.	20,000	100,927
	Kao Corp.	78,000	1,894,423
#	Kawasaki Heavy Industries, Ltd.	180,000	327,269
	Kawasaki Kisen Kaisha, Ltd.	79,000	287,853
	KDDI Corp.	359	2,241,538
#	Keihin Electric Express Railway Co., Ltd.	51,000	390,607
	Keio Corp.	68,000	361,422
	Keisei Electric Railway Co., Ltd.	39,000	209,799
	Keyence Corp.	4,720	858,476
	Kikkoman Corp.	18,000	172,491
	Kinden Corp.	14,000	123,584
#	Kintetsu Corp.	294,280	1,330,202
	Kirin Holdings Co., Ltd.	131,000	1,643,027
	Kobayashi Pharmaceutical Co., Ltd.	2,700	102,013
	Kobe Steel, Ltd.	342,000	510,702
	Koito Manufacturing Co., Ltd.	14,000	72,431
#	Komatsu, Ltd.	112,500	1,161,418
	Komeri Co., Ltd.	4,000	72,833

14

	Konami Co., Ltd.	8,600	172,064
#	Konami Corp. ADR	3,500	71,365
	Konica Minolta Holdings, Inc.	62,500	486,717
#	Kose Corp.	3,690	80,644
	Kubota Corp.	107,000	581,957
	Kubota Corp. Sponsored ADR	6,445	174,531
	Kuraray Co., Ltd.	44,000	346,131
#	Kurita Water Industries, Ltd.	13,400	302,738
	Kyocera Corp.	15,800	1,014,294
	Kyocera Corp. Sponsored ADR	8,729	555,252
	Kyowa Hakko Kirin Co., Ltd.	32,000	288,879
	Kyushu Electric Power Co., Inc.	63,800	1,668,077
	Lawson, Inc.	9,300	459,590
	Leopalace21 Corp.	15,000	126,567
#	Lion Corp.	19,000	107,633
	Mabuchi Motor Co., Ltd.	3,400	127,579
	Makita Corp.	13,000	236,428
#	Makita Corp. Sponsored ADR	1,630	29,389
	Marubeni Corp.	219,000	779,420
#	Marui Group Co., Ltd.	35,200	181,947
#	Maruichi Steel Tube, Ltd.	4,200	98,794
#	Matsui Securities Co., Ltd.	9,700	72,549
	Mazda Motor Corp.	123,000	190,681
	Mediceo Paltac Holdings Co., Ltd.	18,600	206,687
	Meiji Dairies Corp.	21,000	98,581
#	Meiji Seika Kaisha, Ltd.	28,000	114,328
	Minebea Co., Ltd.	45,000	136,472
	Miraca Holdings, Inc.	4,500	96,116
	Misumi Group, Inc.	10,000	113,605
	Mitsubishi Chemical Holdings Corp.	173,990	713,095
	Mitsubishi Corp.	166,700	2,202,800
	Mitsubishi Electric Corp.	244,000	1,119,869
	Mitsubishi Estate Co., Ltd.	149,000	1,953,898
	Mitsubishi Gas Chemical Co., Inc.	46,000	182,725
	Mitsubishi Heavy Industries, Ltd.	396,000	1,496,336
	Mitsubishi Logistics Corp.	14,000	142,197
	Mitsubishi Materials Corp.	155,000	386,129
# *	Mitsubishi Motors Corp.	450,000	598,735
#	Mitsubishi Rayon Co., Ltd.	66,000	158,188
	Mitsubishi Tanabe Pharma Corp.	29,000	429,044
	Mitsubishi UFJ Financial Group, Inc.	348,172	1,931,422
	Mitsubishi UFJ Financial Group, Inc. ADR	976,535	5,370,942
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	47,176
	Mitsui & Co., Ltd.	183,000	1,909,650
	Mitsui & Co., Ltd. Sponsored ADR	2,088	438,501
	Mitsui Chemicals, Inc.	79,000	227,087
	Mitsui Engineering and Shipbuilding Co., Ltd.	81,000	123,718
	Mitsui Fudosan Co., Ltd.	107,000	1,379,933
	Mitsui Mining and Smelting Co., Ltd.	60,000	107,844
	Mitsui O.S.K. Lines, Ltd.	149,000	850,984
	Mitsui Sumitomo Insurance Group Holdings, Inc.	62,537	1,620,954
	Mitsumi Electric Co., Ltd.	11,200	145,504

15

#	Mizuho Financial Group, Inc.	1,204,000	2,980,223
#	Mizuho Trust & Banking Co., Ltd.	190,000	196,803
	Mochida Pharmaceutical Co., Ltd.	8,000	95,726
	Modec, Inc.	1,900	36,590
#	Mori Seiki Co., Ltd.	9,300	74,353
	Murata Manufacturing Co., Ltd.	37,300	1,411,452
	Nagase & Co., Ltd.	10,000	88,650
#	Nagoya Railroad Co., Ltd.	103,000	315,865
	Namco Bandai Holdings, Inc.	25,900	258,861
	NEC Corp.	249,546	665,355
	NGK Insulators, Ltd.	35,000	449,806
	NGK Spark Plug Co., Ltd.	20,000	153,752
	NHK Spring Co., Ltd.	23,000	83,036
	Nichirei Corp.	34,000	131,280
	Nidec Corp.	8,200	392,110
	Nidec Corp. ADR	23,800	286,790
#	Nidec Sankyo Corp.	11,000	41,114
#	Nihon Unisys, Ltd.	4,900	39,431
	Nikon Corp.	43,000	447,570
	Nintendo Co., Ltd.	11,900	3,689,177
	Nippon Electric Glass Co., Ltd.	42,500	280,507
	Nippon Express Co., Ltd.	96,000	343,619
	Nippon Kayaku Co., Ltd.	19,000	85,901
	Nippon Meat Packers, Inc.	24,000	302,387
	Nippon Mining Holdings, Inc.	104,500	380,064
	Nippon Mitsubishi Oil Corp.	171,000	743,050
	Nippon Paper Group, Inc.	13,700	406,874
	Nippon Sheet Glass Co., Ltd.	79,000	193,293
#	Nippon Shokubai Co., Ltd.	12,000	79,860
	Nippon Steel Corp.	610,000	1,791,130
	Nippon Telegraph & Telephone Corp.	73,400	3,554,910
	Nippon Yusen K.K.	139,000	651,277
	Nipponkoa Insurance Co., Ltd.	88,000	719,713
	Nipro Corp.	5,000	74,898
	Nishi-Nippon Bank, Ltd.	80,000	196,342
	Nishi-Nippon Railroad Co., Ltd.	26,000	106,266
	Nissan Chemical Industries, Ltd.	15,000	112,747
	Nissan Motor Co., Ltd.	291,000	876,660
	Nissan Shatai Co., Ltd.	7,000	44,432
	Nissay Dowa General Insurance Co., Ltd.	18,000	95,480
#	Nissha Printing Co., Ltd.	3,900	98,429
	Nisshin Seifun Group, Inc.	24,500	266,278
	Nisshin Steel Co., Ltd.	93,000	155,375
	Nisshinbo Industries, Inc.	13,000	94,919
	Nissin Foods Holdings Co., Ltd.	10,800	369,947
	Nitori Co., Ltd.	5,350	377,589
	Nitto Denko Corp.	20,000	370,989
	NOK Corp.	15,000	105,389
	Nomura Holdings, Inc.	159,300	1,031,768
#	Nomura Holdings, Inc. ADR	94,911	610,278
#	Nomura Real Estate Holdings, Inc.	4,900	86,800
#	Nomura Research Institute, Ltd.	13,600	246,497

16

	NSK, Ltd.	54,000	173,330
	NTN Corp.	54,000	143,871
	NTT Data Corp.	168	536,674
	NTT DoCoMo, Inc.	1,973	3,437,081
	NTT DoCoMo, Inc. Sponsored ADR	18,766	323,150
	Obayashi Corp.	79,000	371,378
	Obic Co., Ltd.	1,000	155,287
	Odakyu Electric Railway Co., Ltd.	79,000	629,350
	Oji Paper Co., Ltd.	107,000	507,885
#	Olympus Corp.	30,000	481,574
	Omron Corp.	26,600	315,036
	Ono Pharmaceutical Co., Ltd.	11,400	599,877
	Onward Holdings Co., Ltd.	18,000	122,122
#	Oracle Corp. Japan	5,300	210,946
#	Oriental Land Co., Ltd.	6,800	517,014
	Osaka Gas Co., Ltd.	250,000	1,065,166
	Otsuka Corp.	1,700	75,555
#	Pacific Metals Co., Ltd.	19,000	87,133
	Panasonic Corp.	177,188	2,149,761
	Panasonic Corp. Sponsored ADR	76,454	915,919
	Panasonic Electric Works Co., Ltd.	47,000	369,261
#	Promise Co., Ltd.	6,500	119,297
	Q.P. Corp.	8,900	115,267
#	Rengo Co., Ltd.	26,000	178,475
#	Resona Holdings, Inc.	74,800	1,153,397
	Ricoh Co., Ltd.	86,000	1,049,517
#	Rinnai Corp.	3,000	117,169
	Rohm Co., Ltd.	13,100	650,617
	Ryohin Keikaku Co., Ltd.	3,400	140,458
#	Sagami Railway Co., Ltd.	27,000	118,516
	Sankyo Co., Ltd.	7,300	350,115
	Sankyu, Inc., Tokyo	26,000	81,502
	Santen Pharmaceutical Co., Ltd.	10,100	325,220
# *	Sanyo Electric Co., Ltd.	220,000	338,609
	Sapporo Hokuyo Holdings, Inc.	42,000	149,546
	Sapporo Holdings, Ltd.	31,000	142,787
*	SBI Holdings, Inc.	3,896	470,574
	Secom Co., Ltd.	34,000	1,427,696
#	Sega Sammy Holdings, Inc.	24,048	304,269
	Seiko Epson Corp.	17,100	217,074
	Sekisui Chemical Co., Ltd.	56,000	311,672
	Sekisui House, Ltd.	60,000	503,950
	Seven & I Holdings Co., Ltd.	115,476	3,079,381
#	Sharp Corp.	132,000	980,025
	Shiga Bank, Ltd.	28,000	166,766
	Shikoku Electric Power Co., Inc.	22,400	739,177
	Shimachu Co., Ltd.	4,600	98,023
	Shimadzu Corp.	33,000	199,607
	Shimamura Co., Ltd.	2,400	168,427
	Shimano, Inc.	7,700	262,410
	Shimizu Corp.	74,000	333,839
	Shin-Etsu Chemical Co., Ltd.	50,300	2,353,437

17

#	Shinko Electric Industries Co., Ltd.	6,000	50,643
	Shinko Securities Co., Ltd.	64,000	127,634
#	Shinsei Bank, Ltd.	180,000	229,931
	Shionogi & Co., Ltd.	37,000	792,794
	Shiseido Co., Ltd.	60,000	1,008,729
#	Shizuoka Bank, Ltd.	75,000	781,981
	Showa Denko K.K.	137,000	182,049
	Showa Shell Sekiyu K.K.	26,900	251,849
	SMC Corp.	7,500	668,704
	Softbank Corp.	92,100	1,423,747
#	Sohgo Security Services Co., Ltd.	6,600	62,588
	Sojitz Corp.	171,900	263,385
	Sompo Japan Insurance, Inc.	104,000	648,501
	Sony Corp.	79,700	1,553,284
	Sony Corp. Sponsored ADR	58,500	1,124,370
	Sony Financial Holdings, Inc.	113	372,438
#	Square Enix Holdings Co., Ltd.	7,600	204,046
	Stanley Electric Co., Ltd.	19,300	186,240
#	Sugi Holdings Co., Ltd.	3,800	89,884
#	Sumco Corp.	18,500	239,354
	Sumitomo Bakelite Co., Ltd.	27,000	106,980
	Sumitomo Chemical Co., Ltd.	205,000	649,583
#	Sumitomo Corp.	190,400	1,723,020
	Sumitomo Electric Industries, Ltd.	98,300	739,921
	Sumitomo Forestry Co., Ltd.	18,000	129,140
	Sumitomo Heavy Industries, Ltd.	73,000	231,756
	Sumitomo Metal Industries, Ltd., Osaka	616,000	1,232,558
	Sumitomo Metal Mining Co., Ltd.	73,000	679,512
	Sumitomo Mitsui Financial Group, Inc.	94,340	3,738,820
	Sumitomo Realty & Development Co., Ltd.	50,000	572,653
	Sumitomo Rubber Industries, Ltd.	16,000	100,502
	Sumitomo Trust & Banking Co., Ltd.	251,000	1,230,765
	Sundrug Co., Ltd.	3,000	68,478
	Suruga Bank, Ltd.	27,000	237,643
	Suzuken Co., Ltd.	6,980	179,963
	Suzuki Motor Corp.	43,900	592,636
#	Sysmex Corp.	3,500	106,278
	T&D Holdings, Inc.	34,100	1,102,212
	Tadano, Ltd.	11,000	45,569
	Taiheiyo Cement Corp.	108,000	147,983
	Taisei Corp.	116,000	256,139
	Taisho Pharmaceutical Co., Ltd.	17,000	347,011
	Taiyo Nippon Sanso Corp.	33,000	212,959
	Takara Holdings, Inc.	14,000	66,968
#	Takashimaya Co., Ltd.	34,000	228,781
	Takeda Pharmaceutical Co., Ltd.	102,200	4,788,920
	TDK Corp.	13,600	510,647
	TDK Corp. Sponsored ADR	1,900	71,003
	Teijin, Ltd.	119,000	285,915
	Terumo Corp.	30,300	1,028,872
	The 77 Bank, Ltd.	44,000	220,846
	The Awa Bank, Ltd.	18,000	117,055

18

#	The Bank of Iwate, Ltd.	1,500	94,263
	The Bank of Kyoto, Ltd.	41,000	431,480
	The Bank of Nagoya, Ltd.	15,000	88,192
	The Chiba Bank, Ltd.	102,000	572,218
	The Chugoku Bank, Ltd.	19,000	267,115
	The Chugoku Electric Power Co., Ltd.	35,700	928,565
# *	The Daiei, Inc.	3,500	15,714
	The Daishi Bank, Ltd.	28,000	119,254
	The Gunma Bank, Ltd.	50,000	289,562
	The Hachijuni Bank, Ltd.	50,000	279,960
	The Higo Bank, Ltd.	18,000	104,899
	The Hiroshima Bank, Ltd.	62,000	263,516
	The Hokkoku Bank, Ltd.	22,000	79,301
	The Hyakugo Bank, Ltd.	19,000	102,248
	The Hyakujishi Bank, Ltd.	23,000	119,836
	The Iyo Bank, Ltd.	31,000	364,977
#	The Japan Steel Works, Ltd.	45,000	485,129
#	The Joyo Bank, Ltd.	91,000	493,516
	The Kagoshima Bank, Ltd.	13,000	99,935
	The Keiyo Bank, Ltd.	21,000	102,820
	The Nanto Bank, Ltd.	20,000	107,996
	The Ogaki Kyoritsu Bank, Ltd.	26,000	126,939
	The San-in Godo Bank, Ltd.	14,000	107,443
	THK Co., Ltd.	15,200	192,936
#	Tobu Railway Co., Ltd.	102,000	558,233
#	Toda Corp.	19,000	65,332
	Toho Co., Ltd.	13,900	242,473
	Toho Gas Co., Ltd.	63,000	384,515
	Tohuku Electric Power Co., Inc.	70,600	1,817,917
#	Tokai Carbon Co., Ltd.	26,000	93,593
	Tokio Marine Holdings, Inc.	80,500	2,132,199
	Tokio Marine Holdings, Inc. ADR	4,182	110,614
	Tokuyama Corp.	28,000	166,828
	Tokyo Electric Power Co., Ltd.	152,000	4,753,497
	Tokyo Electron, Ltd.	22,300	817,392
	Tokyo Gas Co., Ltd.	374,000	1,769,031
	Tokyo Steel Manufacturing Co., Ltd.	10,100	98,999
	Tokyo Tatemono Co., Ltd.	32,000	106,811
	Tokyu Corp.	143,000	620,562
#	Tokyu Land Corp.	54,000	168,492
#	TonenGeneral Sekiyu K.K.	37,000	357,486
	Toppan Forms Co., Ltd.	3,500	38,354
	Toppan Printing Co., Ltd.	71,000	478,093
#	Toray Industries, Inc.	174,000	752,389
	Toshiba Corp.	377,000	1,316,178
	Toshiba TEC Corp.	11,000	32,745
	Tosoh Corp.	75,000	157,203
#	TOTO, Ltd.	29,000	153,130
	Toyo Seikan Kaisha, Ltd.	21,300	315,723
	Toyo Suisan Kaisha, Ltd.	12,000	316,403
#	Toyobo Co., Ltd.	77,000	110,181
	Toyoda Gosei Co., Ltd.	10,100	114,370

19

	Toyota Auto Body Co., Ltd.	4,100	54,674
	Toyota Boshoku Corp.	9,300	74,720
	Toyota Motor Corp.	249,300	8,019,524
	Toyota Motor Corp. Sponsored ADR	65,000	4,128,150
	Toyota Tsusho Corp.	27,381	245,585
*	Trend Micro, Inc.	14,500	395,426
*	Trend Micro, Inc. Sponsored ADR	777	21,251
	Tsumura & Co.	7,400	243,952
	Ube Industries, Ltd.	137,000	295,251
	Uni-Charm Corp.	5,400	372,062
	UNY Co., Ltd.	22,000	182,863
	Ushio, Inc.	14,000	177,560
	USS Co., Ltd.	3,260	139,409
#	Wacoal Corp.	10,000	130,302
	West Japan Railway Co.	225	915,120
#	Yahoo! Japan Corp.	1,919	608,865
#	Yakult Honsha Co., Ltd.	11,600	236,287
	Yamada Denki Co., Ltd.	10,830	638,086
	Yamaguchi Financial Group, Inc.	27,000	299,936
	Yamaha Corp.	19,100	167,064
	Yamaha Motor Co., Ltd.	24,900	233,566
	Yamatake Corp.	7,400	134,789
	Yamato Holdings Co., Ltd.	51,000	517,964
	Yamato Kogyo Co., Ltd.	5,900	142,683
#	Yamazaki Baking Co., Ltd.	12,000	161,862
	Yaskawa Electric Corp.	34,000	123,909
	Yokogawa Electric Corp.	27,000	122,766
	Yokohama Rubber Co., Ltd.	26,000	91,344
TOTAL COMMON STOCKS			243,258,930

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	24,000	—

TOTAL — JAPAN			243,258,930

NETHERLANDS — (2.3%)
COMMON STOCKS — (2.3%)
#	Aegon NV	129,179	675,574
	Akzo Nobel NV	16,377	584,678
	Akzo Nobel NV Sponsor ADR	1,996	70,998
#	ArcelorMittal	62,992	1,409,620
#	ASML Holding NV	45,131	746,380
	Boskalis Westminster CVA	4,263	85,995
	Fugro NV	5,385	145,508
	Heineken Holding NV	9,751	260,567
	Heineken NV	20,937	615,469
	ING Groep NV	134,013	1,106,012
#	ING Groep NV Sponsored ADR	21,000	174,930
#	Koninklijke Ahold NV	117,433	1,408,085
	Koninklijke Ahold NV ADR	8,320	99,091
	Koninklijke DSM NV	11,368	272,406

20

	Koninklijke KPN NV	200,260	2,665,555
	Koninklijke Philips Electronics NV	89,893	1,633,902
	Koninklijke Vopak NV	1,296	48,552
#	Randstad Holdings NV	7,738	153,349
	Reed Elsevier NV	55,310	612,110
	Reed Elsevier NV ADR	8,443	187,688
*	Reinet Investments SCA	6,460	60,381
#	Royal Dutch Shell P.L.C. Series A	283,512	6,985,953
#	SBM Offshore NV	13,580	163,740
*	SES SA	38,255	700,711
	TNT NV	26,166	453,516
	Unilever NV	201,479	4,441,250
	Wolters Kluwer NV	24,165	434,392

TOTAL — NETHERLANDS			26,196,412

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Auckland International Airport, Ltd.	95,556	87,746
	Contact Energy, Ltd.	32,585	112,796
	Fletcher Building, Ltd.	49,724	140,804
	New Zealand Refining Co., Ltd.	15,823	51,690
	Sky City Entertainment Group, Ltd.	44,647	69,615
	Sky Network Television, Ltd.	23,000	48,372
	Telecom Corp. of New Zealand, Ltd.	163,912	220,110
	Trustpower, Ltd.	21,162	79,863

TOTAL — NEW ZEALAND			810,996

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
#	Acergy SA	24,200	132,977
	Aker Kvaerner ASA	23,335	109,552
	DnB NOR ASA Series A	89,000	301,823
	Fred Olsen Energy ASA	5,500	141,841
#	Frontline, Ltd.	8,100	232,815
# *	Marine Harvest	314,000	67,751
	Norsk Hydro ASA	78,700	280,485
	Norsk Hydro ASA Sponsored ADR	11,200	39,424
	Orkla ASA	113,455	754,153
*	Petroleum Geo Services ASA	26,350	86,019
*	Prosafe ASA	28,300	107,685
# *	Renewable Energy Corp. ASA	19,650	197,012
	Schibsted ASA	8,300	78,867
*	Seadrill, Ltd.	43,000	356,353
	StatoilHydro ASA	144,806	2,494,939
	StatoilHydro ASA Sponsored ADR	36,956	636,752
	Storebrand ASA	51,600	131,252
*	Subsea 7, Inc.	15,550	80,959
#	Tandberg ASA Series A	20,000	247,220
	Telenor ASA	110,800	723,012
	Yara International ASA	23,675	532,351

TOTAL — NORWAY			7,733,242

21

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco BPI SA	31,640	59,958
# *	Banco Comercial Portugues SA	251,826	256,517
	Banco Espirito Santo SA	26,924	178,210
	Brisa SA	37,217	245,284
#	Cimpor Cimentos de Portugal SA	24,245	112,374
	Energias de Portugal SA	236,508	836,854
	Galp Energia SGPS SA Series B	19,542	207,136
#	Jeronimo Martins SGPS SA	26,359	133,836
#	Portugal Telecom SA	75,545	609,996

TOTAL — PORTUGAL			2,640,165

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
	Asia Pacific Breweries, Ltd.	14,000	87,274
	Capitaland, Ltd.	198,500	307,389
	City Developments, Ltd.	70,000	257,694
	Comfortdelgro Corp., Ltd.	215,000	204,930
#	Cosco Corp. (Singapore), Ltd.	132,000	67,265
	DBS Group Holdings, Ltd.	222,000	1,278,124
	Fraser & Neave, Ltd.	106,500	199,725
	Jardine Cycle & Carriage, Ltd.	19,339	136,159
	Keppel Corp., Ltd.	148,000	389,683
#	Keppel Land, Ltd.	34,000	30,852
	Neptune Orient Lines, Ltd.	47,000	34,270
	Olam International, Ltd.	134,400	107,793
	Overseas Chinese Banking Corp., Ltd.	294,320	987,936
#	Parkway Holdings, Ltd.	103,920	78,394
	SembCorp Industries, Ltd.	120,320	178,865
#	SembCorp Marine, Ltd.	108,000	110,684
	Singapore Airlines, Ltd.	65,400	477,968
#	Singapore Exchange, Ltd.	95,000	318,376
#	Singapore Land, Ltd.	11,000	23,921
	Singapore Post, Ltd.	102,000	51,770
	Singapore Press Holdings, Ltd.	183,000	337,825
	Singapore Technologies Engineering, Ltd.	142,000	211,605
	Singapore Telecommunications, Ltd.	1,124,650	1,952,127
	SMRT Corp., Ltd.	59,000	61,660
	United Industrial Corp., Ltd.	88,000	71,445
	United Overseas Bank, Ltd.	139,900	1,085,649
	UOL Group, Ltd.	51,500	65,680
	Venture Corp., Ltd.	29,000	77,283
	Wilmar International, Ltd.	86,000	161,730

TOTAL — SINGAPORE			9,354,076

22

SPAIN — (4.1%)
COMMON STOCKS — (4.1%)
	Abertis Infraestructuras SA	56,572	914,729
	Acciona SA	4,660	524,904
#	Acerinox SA	30,061	391,620
#	Actividades de Construccion y Servicios SA	38,621	1,549,606
	Banco Bilbao Vizcaya Argentaria SA	18,766	174,990
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	592,800	5,507,112
#	Banco de Sabadell SA	194,353	973,258
#	Banco de Valencia SA	52,433	521,396
	Banco Espanol de Credito SA	9,662	88,059
#	Banco Popular Espanol SA	151,688	1,039,433
	Banco Santander Central Hispano SA	470,215	3,805,020
#	Banco Santander SA Sponsored ADR	618,667	4,850,349
#	Bankinter SA	56,889	491,327
	Cia Espanola de Petroleous SA	5,477	476,756
	Cintra Concesiones de Infraestructuras de Transporte SA	54,823	271,342
	Enagas SA	36,542	633,506
	Fomento de Construcciones y Contratas SA	12,393	323,012
	Gamesa Corporacion Tecnologica SA	24,914	417,251
	Gas Natural SDG SA	17,317	415,857
	Grifols SA	28,372	497,177
	Grupo Catalana Occidente SA	49	747
	Grupo Ferrovial SA	15,349	407,050
	Iberdrola SA	431,416	3,340,503
#	Indra Sistemas SA	16,491	331,374
#	Industria de Diseno Textil SA	47,347	1,801,943
	Mapfre SA	76,680	216,101
	Red Electrica Corporacion SA	20,094	825,368
	Repsol YPF SA	62,295	1,112,567
	Repsol YPF SA Sponsored ADR	59,900	1,064,423
#	Sacyr Vallehermoso SA	10,498	89,530
	Telefonica SA	312,210	5,535,091
	Telefonica SA Sponsored ADR	119,800	6,422,478
	Union Fenosa SA	55,469	1,248,286
	Zardoya Otis SA	25,552	456,316

TOTAL — SPAIN			46,718,481

SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
	Alfa Laval AB	45,146	314,718
	Assa Abloy AB Series B	44,162	441,666
	Atlas Copco AB Series A	85,542	573,524
	Atlas Copco AB Series B	47,554	282,261
#	Electrolux AB Series B	33,400	240,467
#	Getinge AB	26,027	345,831
#	Hennes & Mauritz AB Series B	72,357	2,792,062
#	Hexagon AB	19,900	66,417
#	Holmen AB Series B	6,000	122,653
#	Husqvarna AB Series A	8,400	33,684
#	Husqvarna AB Series B	28,000	116,670
*	Loomis AB	7,981	59,149
# *	Lundin Petroleum AB	25,656	126,262

23

#	Meda AB Series A	19,365	128,371
	Modern Times Group AB Series B	6,100	103,838
	Nordea Bank AB	271,474	1,435,407
*	Ratos AB	11,588	149,423
	Sandvik AB	119,354	609,003
#	Scania AB Series A	27,431	224,710
	Scania AB Series B	42,600	342,071
	Securitas AB Series B	39,905	319,862
#	Skandinaviska Enskilda Banken AB Series A	58,700	249,717
	Skanska AB Series B	44,200	376,393
	SKF AB Series B	48,100	401,832
	SSAB Svenskt Stal AB Series A	22,904	160,810
	SSAB Svenskt Stal AB Series B	10,905	71,642
	Svenska Cellulosa AB Series B	76,800	599,211
	Svenska Handelsbanken AB Series A	63,788	695,391
#	Swedbank AB Series A	49,600	173,856
	Swedish Match AB	30,700	414,169
	Tele2 AB Series B	38,017	306,404
	Telefonaktiebolaget LM Ericsson Series B	290,760	2,287,899
	Telefonaktiebolaget LM Erricson Sponsored ADR	4,900	39,151
	TeliaSonera AB	288,720	1,266,092
	Volvo AB Series A	54,915	223,621
	Volvo AB Series B	111,410	444,151
	Volvo AB Sponsored ADR	14,500	57,855

TOTAL — SWEDEN			16,596,243

SWITZERLAND — (6.7%)
COMMON STOCKS — (6.7%)
	ABB, Ltd.	136,467	1,772,112
	ABB, Ltd. Sponsored ADR	146,900	1,917,045
*	Actelion, Ltd.	14,133	766,953
	Adecco SA	16,548	555,533
	Baloise-Holding AG	6,883	427,015
	Barry Callebaut AG	267	119,468
	BKW FMB Energie AG	2,360	202,391
*	Compagnie Financiere Richemont SA Series A	66,944	981,160
	Credit Suisse Group AG	113,322	2,892,151
	Credit Suisse Group AG Sponsored ADR	32,200	820,778
	EFG International AG	5,534	67,118
	EMS-Chemie Holding AG	711	50,833
#	Geberit AG	4,776	462,246
	Givaudan SA	893	604,862
	Holcim, Ltd.	27,365	1,103,307
	Julius Baer Holdings, Ltd. AG	26,222	777,625
	Kuehne & Nagel International AG	6,598	362,897
	Lindt & Spruengli AG	18	346,350
*	Logitech International SA	22,987	222,795
#	Lonza Group AG	5,861	534,825
	Nestle SA	525,017	18,144,224
	Nobel Biocare Holding AG	10,685	163,850
	Novartis AG	217,909	8,953,988

24

	Novartis AG ADR	115,300	4,757,278
	Partners Group Holdings AG	1,698	112,776
	Roche Holding AG Bearer	3,363	497,891
	Roche Holding AG Genusschein	95,663	13,429,623
	Schindler Holding AG	2,881	125,520
	SGS SA	705	745,743
	Sonova Holding AG	6,156	296,596
#	Straumann Holding AG	1,188	181,878
	Sulzer AG	3,497	173,841
	Swatch Group AG	4,165	463,831
	Swiss Life Holding AG	4,327	234,692
	Swiss Re	45,057	1,195,406
	Swisscom AG	3,623	1,138,703
	Syngenta AG	7,073	1,367,847
	Syngenta AG ADR	27,400	1,058,188
	The Swatch Group AG	5,992	132,989
*	UBS AG	259,328	3,252,053
*	UBS AG ADR	33,538	417,548
	Valiant Holding AG	1,071	186,142
	Zurich Financial SVCS AG	18,830	3,395,271

TOTAL — SWITZERLAND			75,413,342

UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.5%)
	Admiral Group P.L.C.	27,244	353,250
	Aggreko P.L.C.	30,586	172,158
	Amec P.L.C.	42,469	345,304
	Amlin P.L.C.	60,463	334,983
	Anglo American P.L.C.	183,257	3,296,511
	Antofagasta P.L.C.	53,869	323,922
	ARM Holdings P.L.C.	139,465	184,426
	Arriva P.L.C.	25,545	168,763
	Ashmore Group P.L.C.	41,357	75,785
	Associated British Foods P.L.C.	49,803	476,611
	AstraZeneca P.L.C.	162,199	6,250,211
	AstraZeneca P.L.C. Sponsored ADR	55,500	2,138,415
*	Autonomy Corp. P.L.C.	28,027	440,723
	Aviva P.L.C.	361,760	1,634,299
	Babcock International Group P.L.C.	18,911	137,877
	BAE Systems P.L.C.	500,295	2,903,761
	Balfour Beatty P.L.C.	64,362	343,576
	Banco Santander SA	15,550	123,679
	Barclays P.L.C.	612,270	901,618
#	Barclays P.L.C. Sponsored ADR	147,000	839,370
	BG Group P.L.C.	429,099	5,883,204
	BG Group P.L.C. Sponsored ADR	12,500	850,750
	BHP Billiton P.L.C.	181,513	3,034,043
	BHP Billiton P.L.C. ADR	71,200	2,408,696
	BP P.L.C.	1,820,267	12,891,206
	BP P.L.C. Sponsored ADR	160,400	6,812,188
	Brambles, Ltd.	68,401	293,508

25

	British Airways P.L.C.	70,412	121,486
	British American Tobacco P.L.C.	246,959	6,771,536
	British American Tobacco P.L.C. Sponsored ADR	15,965	879,671
	British Sky Broadcasting Group P.L.C.	149,909	1,072,174
	BT Group P.L.C.	719,650	1,089,955
	BT Group P.L.C. Sponsored ADR	36,202	551,718
	Bunzl P.L.C.	38,087	311,504
	Burberry Group P.L.C.	69,741	254,215
	Cable and Wireless P.L.C.	322,543	730,599
	Cadbury P.L.C.	118,897	954,378
	Cadbury P.L.C. Sponsored ADR	25,328	818,094
*	Cairn Energy P.L.C.	18,165	476,136
	Capita Group P.L.C.	80,869	813,105
	Carnival P.L.C.	20,454	372,609
	Carnival P.L.C. ADR	9,300	167,865
	Carphone Warehouse Group P.L.C.	69,733	101,652
	Centrica P.L.C.	701,137	2,608,650
	Cobham P.L.C.	149,602	461,505
	Compass Group P.L.C.	250,258	1,238,434
	Daily Mail & General Trust P.L.C. Series A	35,202	133,619
	Diageo P.L.C.	277,847	3,728,001
	Diageo P.L.C. Sponsored ADR	26,800	1,456,312
	Drax Group P.L.C.	47,916	385,080
*	easyJet P.L.C.	31,837	137,162
	Experian P.L.C.	154,352	960,633
	Firstgroup P.L.C.	57,238	224,951
	Friends Provident P.L.C.	296,540	353,789
	G4S P.L.C.	168,490	465,225
	GlaxoSmithKline P.L.C.	598,100	10,548,646
	GlaxoSmithKline P.L.C. Sponsored ADR	99,793	3,518,701
	Hays P.L.C.	199,150	216,408
	Home Retail Group P.L.C.	102,100	302,773
	HSBC Holdings P.L.C.	1,138,641	8,834,416
#	HSBC Holdings P.L.C. Sponsored ADR	140,000	5,437,600
	ICAP P.L.C.	68,751	233,515
	IMI P.L.C.	45,074	174,322
	Imperial Tobacco Group P.L.C.	103,332	2,825,547
	Imperial Tobacco Group P.L.C. ADR	19,700	1,075,620
	Informa P.L.C.	51,377	178,089
	Inmarsat P.L.C.	56,688	335,513
	Intercontinental Hotels Group P.L.C.	33,398	251,234
	International Power P.L.C.	204,552	802,269
	Intertek Group P.L.C.	21,556	265,238
*	Invensys P.L.C.	110,599	246,464
	Investec P.L.C.	50,158	180,717
	ITV P.L.C.	488,162	193,466
	John Wood Group P.L.C.	52,188	146,205
	Johnson Matthey P.L.C.	28,088	393,962
	Kazakhmys P.L.C.	34,425	109,800
	Kingfisher P.L.C.	318,631	637,699
	Ladbrokes P.L.C.	71,647	186,963
	Legal and General Group P.L.C.	765,497	681,039

26

	Lloyds Banking Group P.L.C.	854,657	1,113,362
	Lloyds Banking Group P.L.C. Sponsored ADR	63,700	331,877
	Logica P.L.C.	178,255	168,781
	London Stock Exchange Group P.L.C.	17,563	121,329
	Lonmin P.L.C.	17,886	222,104
	Man Group P.L.C.	232,130	689,181
	Marks & Spencer Group P.L.C.	216,529	720,048
	Meggitt P.L.C.	74,684	148,970
	Mondi P.L.C.	45,856	120,893
	National Express Group P.L.C.	15,806	74,351
	National Grid P.L.C.	261,011	2,435,900
	National Grid P.L.C. Sponsored ADR	18,000	839,880
	Next P.L.C.	26,555	450,937
	Northumbrian Water Group P.L.C.	66,232	224,704
	Old Mutual P.L.C.	689,182	519,209
	Pearson P.L.C.	75,779	723,492
	Pearson P.L.C. Sponsored ADR	39,300	373,743
	Pennon Group P.L.C.	43,989	286,527
	Petrofac, Ltd.	12,805	77,077
	Prudential P.L.C.	239,638	1,151,891
	Prudential P.L.C. ADR	62,200	602,096
	Reckitt Benckiser Group P.L.C.	89,080	3,430,693
	Reed Elsevier P.L.C.	99,160	744,629
#	Reed Elsevier P.L.C. ADR	18,502	557,465
	Rexam P.L.C.	82,609	370,976
	Rio Tinto P.L.C.	106,971	2,298,782
	Rio Tinto P.L.C. Sponsored ADR	7,100	615,925
*	Rolls-Royce Group P.L.C.	251,674	1,201,401
	Royal Bank of Scotland Group P.L.C.	2,275,051	716,246
	Royal Dutch Shell P.L.C. ADR	55,761	2,667,049
	Royal Dutch Shell P.L.C. Series B	290,465	6,895,466
	RSA Insurance Group P.L.C.	443,475	841,522
	SABmiller P.L.C.	136,096	2,223,092
	Sage Group P.L.C.	176,688	460,847
	Sainsbury (J.) P.L.C.	138,855	666,463
	Schroders P.L.C.	18,739	206,154
	Schroders P.L.C. Non-Voting	9,996	92,492
	Scottish & Southern Energy P.L.C.	126,771	2,179,788
	Serco Group P.L.C.	68,993	436,910
	Severn Trent P.L.C.	30,639	483,054
	Shire P.L.C.	47,782	697,014
	Shire P.L.C. ADR	9,000	393,030
	Smith & Nephew P.L.C.	91,370	662,316
	Smith & Nephew P.L.C. Sponsored ADR	7,000	254,520
	Smiths Group P.L.C.	50,192	620,097
	Stagecoach Group P.L.C.	77,637	135,918
	Standard Chartered P.L.C.	220,859	2,790,696
	Standard Life P.L.C.	321,739	1,023,829
	Tate & Lyle P.L.C.	55,213	264,789
	Tesco P.L.C.	1,208,340	6,244,744
	The Weir Group P.L.C.	21,223	101,695
	Thomas Cook Group P.L.C.	66,945	184,502

27

Thomson Reuters P.L.C.	24,049	483,511
Thomson Reuters P.L.C. ADR	288	34,998
Tomkins P.L.C.	73,285	124,856
Tomkins P.L.C. Sponsored ADR	8,700	58,638
TUI Travel P.L.C.	80,406	260,037
Tullow Oil P.L.C.	101,907	1,016,377
Unilever P.L.C.	117,981	2,588,083
Unilever P.L.C. Sponsored ADR	77,800	1,705,376
United Business Media P.L.C.	30,736	214,258
United Utilities Group P.L.C.	82,787	646,527
United Utilities Group P.L.C. ADR	5,177	81,124
# Vedanta Resources P.L.C.	21,568	170,433
Vodafone Group P.L.C.	4,886,053	9,074,938
Vodafone Group P.L.C. Sponsored ADR	303,700	5,645,783
Whitbread P.L.C.	23,031	272,024
William Morrison Supermarkets P.L.C.	333,079	1,301,046
Wolseley P.L.C.	58,011	143,803
Wolseley P.L.C. ADR	19,300	47,671
* WPP P.L.C.	118,816	668,397
* WPP P.L.C. Sponsored ADR	13,460	376,476
Xstrata P.L.C.	84,745	692,369

TOTAL — UNITED KINGDOM		196,500,282

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $4,945,000 FNMA 5.00%, 08/25/18, valued at $4,847,670) to be repurchased at $4,772,076	$4,772	4,772,000

	Shares
SECURITIES LENDING COLLATERAL — (10.7%)
§@ DFA Short Term Investment Fund LP	119,495,946	119,495,946

	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $687,562) to be repurchased at $674,096	$674	674,080

TOTAL SECURITIES LENDING COLLATERAL		120,170,026

TOTAL INVESTMENTS - (100.0%)
(Cost $1,444,226,096)##		$1,125,567,385

28

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (3.7%)
COMMON STOCKS — (3.7%)
	ABB Grain, Ltd.	196,403	$817,226
*	Acrux, Ltd.	1,500	480
*	Adamus Resources, Ltd.	32,000	3,632
	Adelaide Brighton, Ltd.	905,910	960,126
*	Admiralty Resources NL	134,860	2,594
#	AED Oil, Ltd.	546,496	330,877
	Aevum, Ltd.	65,127	32,794
	AGL Energy, Ltd.	41,723	384,476
	AJ Lucas Group, Ltd.	13,260	32,276
*	Alchemia, Ltd.	48,783	4,279
#	Alesco Corp., Ltd.	118,959	157,647
*	Alkane Resources, Ltd.	190,707	19,067
* #	Alliance Resources, Ltd.	95,027	23,249
	Alumina, Ltd.	17,809	12,509
	Alumina, Ltd. Sponsored ADR	35,200	101,376
*	Amadeus Energy, Ltd.	56,725	9,974
	Amalgamated Holdings, Ltd.	44,874	128,644
	Amcor, Ltd.	175,966	595,649
	Amcor, Ltd. Sponsored ADR	30,507	409,404
	Ammtec, Ltd.	1,497	1,460
	AMP, Ltd.	59,237	195,342
*	Andean Resources, Ltd.	41,922	34,563
	Ansell, Ltd.	72,245	464,401
#	APA Group	146,083	276,763
#	APN News & Media, Ltd.	219,739	276,216
*	Aquila Resources, Ltd.	39,559	62,283
* #	Arana Therapeutics, Ltd.	150,554	80,855
	ARB Corporation, Ltd.	20,413	35,062
	Aristocrat Leisure, Ltd.	45,425	107,175
* #	Arrow Energy NL	158,722	210,572
#	Asciano Group	124,573	85,495
	ASG Group, Ltd.	42,381	9,221
	Aspen Group	383	91
#	ASX, Ltd.	32,877	558,259
*	Atlas Iron, Ltd.	16,689	12,109
*	Aurora Oil and Gas, Ltd.	111,113	11,317
	Ausdrill, Ltd.	101,361	57,326
	Ausenco, Ltd.	3,513	4,555
	Austal, Ltd.	68,365	78,327
*	Austar United Communications, Ltd.	375,146	173,349
	Austbrokers Holdings, Ltd.	8,312	19,111

	Austereo Group, Ltd.	255,827	191,426
	Australia & New Zealand Banking Group, Ltd.	531,170	4,407,809
#	Australian Agricultural Co., Ltd.	187,805	211,929
	Australian Infrastructure Fund	300,514	327,878
	Australian Pharmaceutical Industries, Ltd.	99,885	33,096
	Australian Wealth Management, Ltd.	576,029	324,273
	Australian Worldwide Exploration, Ltd.	629,493	1,037,392
	Automotive Holdings Group, Ltd.	65,876	22,765
*	Aviva Corp., Ltd.	1,944	99
	AVJennings, Ltd.	74,872	15,864
* #	Avoca Resources, Ltd.	85,387	87,444
	AWB, Ltd.	461,544	638,515
	AXA Asia Pacific Holdings, Ltd.	181,906	537,466
#	Babcock & Brown Infrastructure Group	407,599	21,104
#	Babcock & Brown Wind Partners	248,956	133,457
#	Bank of Queensland, Ltd.	101,050	468,085
* #	Bannerman Resources, Ltd.	37,886	15,810
#	Beach Petroleum, Ltd.	1,332,139	639,747
	Becton Property Group	76,575	4,538
	Bendigo Bank, Ltd.	165,460	1,039,769
*	Bendigo Mining, Ltd.	210,538	21,775
	BHP Billiton, Ltd. Sponsored ADR	82,600	3,100,804
	Billabong International, Ltd.	74,182	343,760
* #	Biota Holdings, Ltd.	63,363	19,317
*	Bisalloy Steel Group, Ltd.	42,493	6,345
	Blackmores, Ltd.	1,404	11,192
	BlueScope Steel, Ltd.	377,571	829,942
	Boart Longyear Group	243,024	28,488
	Boom Logistics, Ltd.	101,949	37,689
#	Boral, Ltd.	414,119	855,243
#	Bradken, Ltd.	44,087	66,995
	Brambles, Ltd.	39,031	165,990
*	Breakaway Resporces, Ltd.	33,000	1,218
	Breville Group, Ltd.	55,735	23,348
#	Brickworks, Ltd.	72,146	479,096
*	Brockman Resources, Ltd.	20,974	11,553
	BSA, Ltd.	39,124	3,587
*	Buru Energy, Ltd.	47,646	5,373
#	Cabcharge Australia, Ltd.	80,355	308,463
*	Calliden Group, Ltd.	22,482	4,832
#	Caltex Australia, Ltd.	94,688	519,156
	Campbell Brothers, Ltd.	18,323	178,157
* #	Capral Aluminium, Ltd.	23,549	1,274
	Cardno, Ltd.	42,878	74,648
*	Carnarvon Petroleum, Ltd.	39,022	7,380
	Cash Converters International, Ltd.	32,299	6,177
*	CBH Resources, Ltd. (6727905)	339,546	8,751
*	CBH Resources, Ltd. (CH4215813)	35,697	—
*	Cellestis, Ltd.	15,436	14,572
* #	Centamin Egypt, Ltd.	236,608	128,557
#	Centennial Coal Co., Ltd.	639,082	1,115,569
*	Ceramic Fuel Cells, Ltd.	12,000	475

	Challenger Financial Services Group, Ltd.	322,775	241,965
	Charter Hall Group	1,799,431	275,161
* #	ChemGenex Pharmaceuticals, Ltd. (6273635)	34,210	7,660
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	109
*	Citadel Resource Group, Ltd.	736,345	57,750
*	Citigold Corp., Ltd.	669,863	94,103
	Clarius Group, Ltd.	22,640	5,402
#	Clough, Ltd.	202,502	37,045
*	CMI, Ltd.	21,191	6,290
*	Coal of Africa, Ltd.	119,334	61,148
	Coca-Cola Amatil, Ltd.	45,592	262,719
	Cochlear, Ltd.	8,071	299,731
*	Cockatoo Coal, Ltd.	144,418	27,746
	Codan, Ltd.	4,156	1,641
*	Coeur d’Alene Mines Corp.	13,048	9,286
	Coffey International, Ltd.	25,050	21,913
*	Commander Communications, Ltd.	57,385	2,990
	Commonwealth Bank of Australia	233,741	3,971,532
*	Compass Resources, Ltd.	18,720	1,784
	Computershare, Ltd.	98,154	444,407
#	ConnectEast Group	545,290	157,260
*	Conquest Mining, Ltd.	72,000	9,291
#	Consolidated Media Holdings, Ltd.	105,136	127,029
	Consolidated Rutile, Ltd.	60,615	11,492
*	Copperco, Ltd.	144,300	4,584
	Corporate Express Australia, Ltd.	34,221	81,538
	Count Financial, Ltd.	35,349	17,140
*	Coventry Group, Ltd.	13,156	9,966
	Crane Group, Ltd.	85,197	433,907
	Credit Corp. Group, Ltd.	5,966	1,560
*	Crescent Gold, Ltd.	260,052	16,194
#	Crown, Ltd.	139,266	481,765
	CSL, Ltd.	13,864	326,923
	CSR, Ltd.	1,070,036	947,176
*	CuDeco, Ltd.	69,447	93,521
*	Customers, Ltd.	37,995	27,460
	Data#3, Ltd.	3,162	9,297
#	David Jones, Ltd.	235,554	340,193
*	Deep Yellow, Ltd.	549,233	44,167
#	Devine, Ltd.	103,062	34,498
	Dominion Mining, Ltd.	24,619	55,601
	Downer EDI, Ltd.	228,011	506,966
*	Drillsearch Energy, Ltd.	703,382	9,730
	DUET Group	215,885	288,591
	DWS Advanced Business Solutions, Ltd.	50,739	17,010
*	Eastern Star Gas, Ltd.	230,163	65,379
	Emeco Holdings, Ltd.	390,410	41,255
#	Energy Developments, Ltd.	67,413	93,980
* #	Energy World Corp., Ltd.	336,523	45,975
#	Envestra, Ltd.	384,480	72,533
	Envirozel, Ltd.	85,568	4,286
	Euroz, Ltd.	20,356	6,397

* #	Extract Resources, Ltd.	96,048	97,689
#	Fairfax Media, Ltd.	927,864	814,780
#	Felix Resources, Ltd.	60,352	257,296
*	First Australian Resources, Ltd.	265,458	6,458
	FKP Property Group	112,229	31,508
	Fleetwood Corp., Ltd.	17,136	39,107
#	FlexiGroup, Ltd.	105,511	21,377
#	Flight Centre, Ltd.	50,380	198,990
*	Flinders Mines, Ltd.	550,948	19,229
	Forest Enterprises Australia, Ltd.	51,018	8,059
* #	Fortescue Metals Group, Ltd.	134,648	145,040
	Foster’s Group, Ltd.	345,093	1,186,721
*	Fox Resources, Ltd.	64,224	5,256
*	Funtastic, Ltd.	54,775	5,351
#	Futuris Corp., Ltd.	847,043	301,145
*	Geodynamics, Ltd.	147,324	101,656
*	Gindalbie Metals, Ltd.	173,796	61,027
* #	Giralia Resources NL	91,756	18,834
*	Golden Gate Petroleum, Ltd.	34,478	2,392
*	Golden West Resources, Ltd.	18,268	3,108
	Goodman Fielder, Ltd.	916,728	882,526
*	Graincorp, Ltd. Series A	37,252	122,402
* #	Grange Resources, Ltd.	38,699	9,718
	GRD, Ltd.	114,680	26,614
	Great Southern, Ltd.	123,895	11,615
#	GUD Holdings, Ltd.	28,900	109,461
#	Gunns, Ltd.	355,032	208,340
#	GWA International, Ltd.	249,880	372,015
#	Harvey Norman Holdings, Ltd.	370,896	493,702
	Hastie Group, Ltd.	94,671	69,092
#	Healthscope, Ltd.	168,113	454,685
*	Heron Resources, Ltd.	87,742	9,019
	HFA Holdings, Ltd.	115,976	5,259
#	Hills Industries, Ltd.	200,992	294,532
*	Horizon Oil, Ltd.	163,553	12,200
* #	IBA Health Group, Ltd.	319,642	149,112
	IDT Australia, Ltd.	8,350	8,646
#	iiNet, Ltd.	75,832	57,704
* #	Iluka Resources, Ltd.	255,693	677,736
	Imdex, Ltd.	74,061	12,401
#	Incitec Pivot, Ltd.	337,071	553,672
	Independence Group NL	86,954	134,014
*	Indophil Resources NL	95,364	14,945
#	Industrea, Ltd.	437,627	29,611
	Infomedia, Ltd.	80,383	14,696
*	Innamincka Petroleum, Ltd.	57,505	8,289
	Insurance Australia Group, Ltd.	638,840	1,560,627
	Integrated Research, Ltd.	1,564	235
*	Intrepid Mines, Ltd.	135,278	18,632
	Invocare, Ltd.	34,293	107,444
#	IOOF Holdings, Ltd.	45,797	100,961
#	Iress Market Technology, Ltd.	38,996	127,557

* #	Jabiru Metals, Ltd.	17,929	1,278
	James Hardie Industries NV	10,437	25,596
	James Hardie Industries NV Sponsored ADR	7,572	94,271
#	JB Hi-Fi, Ltd.	40,600	236,771
* #	Kagara, Ltd.	63,589	16,061
*	Karoon Gas Australia, Ltd.	45,547	84,833
*	Kings Minerals NL	58,252	3,126
* #	Kingsgate Consolidated, Ltd.	67,197	156,800
*	Lednium, Ltd.	21,998	1,118
#	Leighton Holdings, Ltd.	7,246	75,186
	Lend Lease Corp., Ltd.	226,531	956,983
	Lend Lease Primelife, Ltd.	119,452	13,065
* #	Lihir Gold, Ltd.	902,728	1,791,278
* #	Linc Energy, Ltd.	126,576	99,900
	Lion Nathan, Ltd.	66,805	343,860
*	Lodestar Minerals, Ltd.	14,992	252
* #	Lynas Corp., Ltd.	244,716	39,212
	MAC Services Group, Ltd.	17,900	8,955
#	MacArthur Coal, Ltd.	54,368	100,552
	MacMahon Holdings, Ltd.	206,853	41,694
*	Macmin Silver, Ltd.	217,092	6,069
	Macquarie Airports	71,280	102,174
#	Macquarie Communications Infrastructure Group	150,299	87,962
#	Macquarie Group, Ltd.	107,767	1,722,919
	Macquarie Media Group, Ltd.	78,997	42,349
*	Marion Energy, Ltd.	106,514	17,957
	MaxiTRANS Industries, Ltd.	89,066	14,557
*	McGuigan Simeon Wines, Ltd.	62,605	15,042
	McMillan Shakespeare, Ltd	18,846	22,893
	McPherson’s, Ltd.	54,641	15,492
	Melbourne IT, Ltd.	30,466	33,763
*	MEO Australia, Ltd.	108,545	17,129
	Mermaid Marine Australia, Ltd.	112,118	73,533
*	Metals X, Ltd.	336,514	15,379
	Metcash, Ltd.	371,676	982,686
#	Minara Resources, Ltd.	281,332	64,128
	Mincor Resources NL	57,880	22,632
* #	Mineral Deposits, Ltd.	257,159	105,156
	Mineral Resources, Ltd.	14,295	19,784
*	Mirabela Nickel, Ltd.	35,230	29,194
	Mitchell Communications Group, Ltd.	109,490	26,854
* #	Molopo Australia, Ltd.	62,480	26,623
#	Monadelphous Group, Ltd.	23,173	92,037
	Mortgage Choice, Ltd.	22,700	10,463
*	Mosaic Oil NL	264,000	13,222
* #	Mount Gibson Iron, Ltd.	207,002	51,055
* #	Murchison Metals, Ltd.	1,594,539	509,595
#	National Australia Bank, Ltd.	446,954	5,271,507
	Navitas, Ltd.	108,458	150,826
#	New Hope Corp., Ltd.	554,113	1,179,880
	Newcrest Mining, Ltd.	79,258	1,536,389
* #	Nexus Energy, Ltd.	254,606	78,551

*	Nido Petroleum, Ltd.	255,023	12,196
	Nomad Building Solutions, Ltd.	60,922	6,518
*	Novogen, Ltd. Sponsored ADR	2,215	4,873
	Nufarm, Ltd.	73,796	521,484
#	Oakton, Ltd.	24,490	8,294
	Oil Search, Ltd.	412,408	1,116,506
	Onesteel, Ltd.	364,189	548,339
	Orica, Ltd.	75,689	636,405
	Origin Energy, Ltd.	216,393	1,906,788
*	Otto Energy, Ltd.	96,000	6,915
	Over Fifty Group, Ltd.	7,688	2,311
	OZ Minerals, Ltd.	674,661	235,774
	Pacific Brands, Ltd.	792,359	210,137
* #	Paladin Energy, Ltd.	386,687	734,685
*	Pan Pacific Petroleum NL	127,252	28,457
*	PanAust, Ltd.	453,343	37,261
#	Panoramic Resources, Ltd.	73,635	38,097
	Paperlinx, Ltd.	745,156	204,371
	Peet, Ltd.	58,043	55,067
*	Peplin, Inc.	91,862	35,022
	Perilya, Ltd.	40,912	3,816
#	Perpetual Trustees Australia, Ltd.	13,562	259,024
* #	Perseus Mining, Ltd.	69,110	31,931
*	Petsec Energy, Ltd.	48,701	5,916
*	Pharmaxis, Ltd.	57,067	48,293
	Photon Group, Ltd.	36,655	28,117
#	Platinum Asset Mangement, Ltd.	42,020	82,617
* #	Platinum Australia, Ltd.	26,154	9,805
	PMP, Ltd.	318,737	83,203
* #	Port Bouvard, Ltd.	77,271	7,552
*	Poseidon Nickel, Ltd.	48,747	7,869
	Premier Investments, Ltd.	6,949	16,422
#	Primary Health Care, Ltd.	198,851	598,276
	Prime Media Group, Ltd.	28,742	19,216
*	Prime Retirement & Aged Care Property Trust	79,635	5,313
#	Programmed Maintenance Service, Ltd.	62,910	95,279
*	pSivida Corp.	12,005	8,015
#	Qantas Airways, Ltd.	414,855	635,426
#	QBE Insurance Group, Ltd.	112,372	1,689,857
#	Ramsay Health Care, Ltd.	45,515	289,095
	RCR Tomlinson, Ltd.	56,644	12,944
*	REA Group, Ltd.	6,400	14,168
#	Reckon, Ltd.	26,821	18,113
	Redflex Holdings, Ltd.	40,568	84,439
	Reece Australia, Ltd.	1,214	12,132
*	Resolute Mining, Ltd.	82,808	22,178
	Reverse Corp., Ltd.	5,700	3,508
	Ridley Corp., Ltd.	157,921	76,977
#	Rio Tinto, Ltd.	21,612	560,987
* #	Riversdale Mining, Ltd.	205,928	279,072
*	Roc Oil Co., Ltd.	1,030,501	323,088
#	SAI Global, Ltd.	63,755	102,428

*	Salinas Energy, Ltd.	202,300	12,501
	Salmat, Ltd.	57,137	113,938
	Santos, Ltd.	143,177	1,283,854
	Sedgman, Ltd.	20,415	5,121
#	Seek, Ltd.	69,070	129,122
	Select Harvests, Ltd.	13,293	25,280
	Servcorp, Ltd.	28,437	39,628
#	Service Stream, Ltd.	104,380	29,399
#	Seven Network, Ltd.	192,011	721,832
#	Sigma Pharmaceuticals, Ltd.	1,069,693	809,248
*	Silex System, Ltd.	36,244	81,433
	Sims Metal Management, Ltd.	84,662	893,002
* #	Sino Gold Mining, Ltd.	289,906	896,103
*	Sino Strategic International, Ltd.	9,056	2,281
	Skilled Group, Ltd.	6,743	5,303
	SMS Management & Technology, Ltd.	19,013	19,916
	Sonic Healthcare, Ltd.	145,191	1,271,303
	SP Ausnet	313,612	203,785
	SP Telemedia, Ltd.	238,005	27,494
	Spark Infrastructure Group	306,303	259,714
#	Specialty Fashion Group, Ltd.	15,256	2,151
*	Sphere Investments, Ltd.	41,187	7,583
*	Sphere Investments, Ltd.	770	—
#	Spotless Group, Ltd.	343,905	548,649
* #	St. Barbara, Ltd.	312,252	60,163
#	Straits Resources, Ltd.	69,392	45,044
* #	Strike Resources, Ltd.	46,251	8,925
	Structural Systems, Ltd.	24,031	10,802
	Stuart Petroleum, Ltd.	5,000	1,288
	STW Communications Group, Ltd.	102,740	42,501
	Suncorp-Metway, Ltd.	393,697	1,834,653
* #	Sundance Resources, Ltd.	490,142	29,390
	Sunland Group, Ltd.	127,402	40,030
	Super Cheap Auto Group, Ltd.	37,900	54,801
*	Swick Mining Services, Ltd.	34,998	5,568
*	Symex Holdings, Ltd.	21,158	6,635
	TABCORP Holdings, Ltd.	228,657	973,355
	Talent2 International, Ltd.	70,115	28,701
*	Tamaya Resources, Ltd.	212,253	1,888
* #	Tap Oil, Ltd.	67,582	35,059
#	Tassal Group, Ltd.	50,828	64,334
	Tatts Group, Ltd.	249,155	449,443
	Technology One, Ltd.	52,236	23,715
	Telstra Corp., Ltd.	16,750	39,959
	Telstra Corp., Ltd. ADR	36,500	430,700
#	Ten Network Holdings, Ltd.	285,906	184,508
*	Terramin Australia, Ltd.	23,000	5,607

	TFS Corp., Ltd.	83,240	38,482
	Thakral Holdings Group	235,609	69,184
	The Reject Shop, Ltd.	8,292	52,886
#	Timbercorp, Ltd.	163,968	13,286
	Toll Holdings, Ltd.	210,116	720,243
	Tower Australia Group, Ltd.	283,198	413,559
#	Transfield Services Infrastructure Fund	109,261	78,020
#	Transfield Services, Ltd.	71,060	85,892
#	Transpacific Industries Group, Ltd.	127,747	214,138
#	Transurban Group	113,218	364,855
	Troy Resources NL	24,261	15,736
	Trust Co., Ltd.	9,358	26,406
*	Unilife Medical Solutions, Ltd.	53,137	9,057
	United Group, Ltd.	56,996	284,738
*	United Minerals Corp. NL	13,517	4,506
	UXC, Ltd.	120,375	32,485
* #	Ventracor, Ltd.	129,038	7,026
*	View Resources, Ltd.	143,288	11,836
	Village Roadshow, Ltd.	39,124	24,362
#	Virgin Blue Holdings, Ltd.	1,527,217	296,224
	Vision Group Holdings, Ltd.	27,152	8,435
#	Washington H. Soul Pattinson & Co., Ltd.	127,137	693,623
	Watpac, Ltd.	77,364	43,347
#	Wattyl, Ltd.	50,015	21,076
	WDS, Ltd.	34,449	11,158
	Webjet, Ltd.	37,950	25,492
	Webster, Ltd.	13,767	5,880
	Wesfarmers, Ltd. (6948836)	69,580	676,372
	Wesfarmers, Ltd. (B291502)	4,871	47,133
#	West Australian Newspapers Holdings, Ltd.	36,588	94,021
* #	Western Areas NL	36,191	83,927
	Westpac Banking Corp.	129,888	1,273,734
	Westpac Banking Corp. Sponsored ADR	38,600	1,871,714
* #	White Energy Co., Ltd.	11,522	14,280
	Whitehaven Coal, Ltd.	76,653	78,213
	WHK Group, Ltd.	138,538	71,756
	Wide Bay Australia, Ltd.	13,063	53,608
* #	Windimurra Vanadium, Ltd.	62,376	8,394
	Woodside Petroleum, Ltd.	14,045	309,046
	Woolworths, Ltd.	58,706	1,021,807
	WorleyParsons, Ltd.	15,983	148,854
#	Wotif.com Holdings, Ltd.	29,133	58,597
TOTAL COMMON STOCKS			94,896,118

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	21,739	10,312

RIGHTS/WARRANTS — (0.0%)
*	Envestra, Ltd. Rights 02/06/09	153,792	—

TOTAL — AUSTRALIA			94,906,430

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
#	Agrana Beteiligungs AG	3,115	178,771
	Andritz AG	6,548	193,390
* #	A-TEC Industries AG	13,528	105,936
* #	Austrian Airlines AG	46,752	250,029
*	BWIN Interactive Entertainment AG	5,610	140,996
	BWT AG	2,227	32,236
*	CA Immobilien Anlagen AG	4,844	24,265
	Constantia Packaging AG	18,210	486,081
*	Conwert Immobilien Invest AG	1,021	6,118
#	Erste Group Bank AG	87,311	1,311,327
#	EVN AG	15,739	243,167
	Flughafen Wien AG	4,989	199,606
	Frauenthal Holding AG	198	1,499
* #	Intercell AG	6,952	226,833
	Lenzing AG	627	121,554
#	Mayr-Melnhof Karton AG	5,046	335,615
#	Oberbank AG	2,160	120,768
	Oesterreichische Elektrizitaetswirtschafts AG	4,076	155,841
#	Oesterreichische Post AG	21,857	681,592
	OMV AG	55,504	1,581,711
#	Palfinger AG	2,328	26,514
#	Raiffeisen International Bank-Holding AG	12,205	247,667
* #	RHI AG	9,032	143,605
	Rosenbauer International AG	1,136	32,428
*	S&T System Integration & Technology Distribution AG	653	9,546
	Schoeller-Bleckmann Oilfield Equipment AG	2,096	56,719
*	Sparkassen Immobilien AG	3,794	9,894
	Telekom Austria AG	38,271	537,120
	Telekom Austria AG ADR	4,200	116,970
#	Uniqa Versicherungen AG	35,238	780,834
	Vienna Insurance Group	29,097	908,135
	Voestalpine AG	56,537	1,092,836
*	Warimpex Finanz und Beteiligungs AG	2,706	4,266
#	Wienerberger AG	49,470	633,848
	Wolford AG	994	12,147
	Zumtobel AG	27,628	230,561

TOTAL — AUSTRIA			11,240,425

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & van Haaren NV	27,931	1,219,183
*	Agfa Gevaert NV	156,174	545,793
	Anheuser-Busch InBev NV	20,263	514,275
	Banque Nationale de Belgique	212	589,839
#	Barco NV	14,077	271,947
	Bekaert SA	13,644	791,098
	Belgacom SA	19,073	665,417

	Colruyt SA	2,295	507,763
	Compagnie d’Entreprises CFE	3,309	102,537
	Compagnie Immobiliere de Belgique SA	1,592	30,134
	Compagnie Maritime Belge SA	11,479	232,214
#	Deceuninck NV	4,534	15,573
	Delhaize Group	4,167	267,772
#	Delhaize Group Sponsored ADR	65,538	4,204,263
#	Dexia SA	182,234	567,561
	Distrigaz	32	278,229
	D’Ieteren SA NV	2,197	247,048
	Duvel Moorgat SA	360	15,179
	Econocom Group SA	4,469	32,807
	Elia System Operator SA NV	6,865	230,156
	Euronav SA	14,686	223,052
#	Exmar NV	4,114	47,214
	Image Recognition Integrated Systems (I.R.I.S.)	843	40,517
	Ion Beam Application	4,701	37,905
	Jensen-Group NV	2,121	11,652
	KBC Groep NV	21,236	384,770
	Kinepolis	13,204	253,937
#	Melexis NV	4,772	28,794
	Mobistar SA	4,548	333,770
	Omega Pharma SA	11,563	358,611
* #	Option NV	40,124	92,071
* #	Realdolmen	100,171	19,160
	Recticel SA	12,698	66,546
	Rosier SA	38	12,099
	Roularta Media Group NV	15,045	228,606
	SAPEC SA	208	15,357
	Sioen Industries NV	4,626	21,134
	Sipef NV	5,390	138,026
	Solvay SA	47,066	3,324,581
*	Spector Photo Group SA	12,000	5,984
* #	Telenet Group Holding NV	19,890	313,928
	Tessenderlo Chemie NV	25,790	779,057
#	UCB SA	79,660	2,474,794
	Umicore	48,911	909,227
	Van De Velde NV	1,294	41,056
	VPK Packaging Group SA	1,132	23,333
TOTAL COMMON STOCKS			21,513,969

RIGHTS/WARRANTS — (0.0%)
* #	Fortis Coupons	409,619	—
*	Realdolmen STRIP VVPR	63,424	487
TOTAL RIGHTS/WARRANTS			487

TOTAL — BELGIUM			21,514,456

CANADA — (6.8%)
COMMON STOCKS — (6.8%)
*	20-20 Technologies, Inc.	600	514

*	Aastra Technologies, Ltd.	12,500	127,319
*	Abitibibowater, Inc.	4,682	3,742
*	Absolute Software Corp.	16,400	43,600
*	Adanac Molybdenum Corp.	20,300	497
	Addax Petroleum Corp.	51,900	829,553
	Aecon Group, Inc.	56,400	471,437
*	AEterna Zentaris, Inc.	6,800	4,381
#	AGF Management, Ltd. Class B	102,943	674,953
	Agnico Eagle Mines, Ltd.	11,531	615,927
	Agrium, Inc.	43,300	1,450,572
*	Ainsworth Lumber Co., Ltd.	519	381
*	Akela Pharma, Inc.	29	4
	Akita Drilling, Ltd.	11,300	61,925
*	Alamos Gold, Inc.	32,600	209,491
*	AlarmForce Industries, Inc.	2,900	10,122
*	Alberta Clipper Energy, Inc.	46,300	12,649
*	Alexco Resource Corp.	9,700	11,865
	Alimentation Couche-Taro, Inc. Class B	54,800	634,585
*	Altius Minerals Corp.	15,600	60,046
	Amerigo Resources, Ltd.	45,100	12,505
	Amica Mature Lifestyles, Inc.	1,600	5,937
*	Anderson Energy, Ltd.	37,400	34,159
	Andrew Peller, Ltd.	1,900	11,621
* #	Angiotech Pharmaceuticals, Inc.	37,400	17,080
* #	Antrim Energy, Inc.	51,600	18,725
* #	Anvil Mining, Ltd.	35,100	37,211
*	Apollo Gold Corp.	22,000	4,934
* #	Aquiline Resources, Inc.	6,100	13,431
*	Arawak Energy, Ltd.	36,500	28,873
*	Argosy Energy, Inc.	1,950	2,369
*	Arsenal Energy, Inc.	23,500	2,875
#	Astral Media, Inc. Class A	32,094	682,578
*	Atna Resource, Ltd.	5,200	3,392
*	Atrium Innovations, Inc.	15,814	189,575
*	ATS Automation Tooling System, Inc.	81,340	299,822
*	Augusta Resource Corp.	25,200	13,152
*	Aurizon Mines, Ltd.	17,600	62,004
* #	Aurora Energy Resources, Inc.	7,000	12,273
* #	AXIA NetMedia Corp.	27,300	42,745
*	Azure Dynamics Corp.	51,000	2,079
*	Baffinland Iron Mines Corp.	42,300	6,037
*	Baja Mining Corp.	20,100	3,196
* #	Ballard Power Systems, Inc.	162,070	202,216
#	Bank of Montreal	202,373	5,487,382
#	Bank of Nova Scotia	172,301	4,168,946
*	Bankers Petroleum, Ltd.	40,733	30,892
	Barrick Gold Corp.	132,617	4,989,968
	BCE, Inc.	101,616	2,080,797
*	Berens Energy, Ltd.	26,800	9,835
* #	BioMS Medical Corp.	21,900	42,684
*	Bioniche Life Sciences, Inc.	3,000	1,113
*	BioteQ Environmental Technologies, Inc.	4,900	1,998

	Biovail Corp.	131,310	1,438,119
*	Birch Mountain Resources, Ltd.	1,200	5
*	Birchcliff Energy, Ltd.	97,100	368,208
* #	BNK Petroleum, Inc.	10,779	1,362
	Bombardier, Inc. Class B	136,200	422,067
*	Boralex, Inc. Class A	16,100	103,723
	BPO Properties, Ltd.	600	15,413
*	Breaker Energy, Ltd.	16,900	44,929
*	Breakwater Resources, Ltd.	141,200	13,242
#	Brookfield Asset Management, Inc. Series A	9,174	144,016
#	Brookfield Properties Corp.	7,500	39,878
*	Buhler Industries, Inc.	383	1,726
	CAE, Inc.	94,615	553,994
*	Caledonia Mining Corp.	83,000	4,400
	Calfrac Well Services, Ltd.	28,700	189,578
	Calian Technologies, Ltd.	1,000	10,561
*	Calvalley Petroleum, Inc.	31,100	34,746
	Cameco Corp.	24,500	406,385
#	Canaccord Capital, Inc.	35,300	133,859
	Canada Bread Co., Ltd.	7,400	277,594
*	Canadian Gold Hunter Corp.	15,000	3,089
* #	Canadian Hydro Developers, Inc.	130,000	359,388
#	Canadian Imperial Bank of Commerce	114,980	4,372,287
#	Canadian National Railway Co.	54,400	1,906,274
	Canadian National Resources, Ltd.	93,900	3,360,873
	Canadian Pacific Railway, Ltd.	60,915	1,848,935
* #	Canadian Royalties, Inc.	50,400	11,714
*	Canadian Superior Energy, Inc.	83,800	80,639
#	Canadian Tire Corp. Class A	49,610	1,654,678
	Canadian Utilities, Ltd. Class A	17,700	573,906
	Canadian Western Bank	42,800	416,395
*	Canadian Zinc Corp.	74,236	13,016
	Canam Group, Inc. Class A	41,000	246,418
*	Candax Energy	53,500	7,635
*	Candente Resource Corp.	9,800	1,718
*	Canfor Corp.	84,200	497,819
*	Cangene Corp.	21,600	94,062
* #	CanWest Global Communications Corp.	36,200	15,646
*	Capstone Mining Corp.	36,600	33,727
*	Cardero Resource Corp.	18,400	19,507
* #	Cardiome Pharma Corp.	12,700	68,665
* #	Carpathian Gold, Inc.	17,400	1,774
	Cascades, Inc.	76,565	201,051
*	Caspian Energy, Inc.	5,500	471
*	Catalyst Paper Corp.	267,598	74,196
	CCL Industries, Inc. Class B	30,800	550,570
*	CE Franklin, Ltd.	9,200	32,636
*	Celestica, Inc.	228,200	999,335
*	Celtic Exploration, Ltd.	31,250	334,608
*	Ceramic Protection Corp.	200	116
*	Certicom Corp.	17,600	33,011
*	CGI Group, Inc.	166,700	1,349,913

* #	Chariot Resouces, Ltd.	63,000	7,450
*	Cinch Energy Corp.	19,600	8,791
	Clairvest Group, Inc.	1,100	11,159
	Clarke, Inc.	13,900	35,933
*	Claude Resources, Inc.	32,600	16,217
* #	Coalcorp Mining, Inc.	62,457	11,205
* #	Coastal Contacts, Inc.	16,400	12,438
	Cogeco Cable, Inc.	11,500	323,735
*	COM DEV International, Ltd.	18,600	47,476
* #	Comaplex Minerals Corp.	7,400	19,975
* #	Compton Petroleum Corp.	51,200	43,423
* #	Connacher Oil & Gas, Ltd.	188,200	138,128
	Constellation Software, Inc.	800	16,473
*	CoolBrands International, Inc.	500	196
	Corby Distilleries, Ltd.	6,600	79,550
*	Corridor Resources, Inc.	31,400	58,895
	Corus Entertainment, Inc. Class B	117,100	1,249,067
*	Cott Corp.	15,900	11,929
*	Crew Energy, Inc.	73,108	208,667
*	Crew Gold Corp.	6,000	391
* #	Crystallex International Corp.	43,500	10,820
	Dalsa Corp.	10,400	49,699
*	Delphi Energy Corp.	67,600	39,140
* #	Denison Mines Corp.	105,220	133,000
*	DiagnoCure, Inc.	20,200	16,967
*	Discovery Air, Inc. Class A	22,800	4,462
*	Divestco, Inc.	10,300	4,368
	Dorel Industries, Inc. Class B	24,100	433,947
*	Dundee Precious Metals, Inc.	32,400	48,881
#	DundeeWealth, Inc.	27,900	121,270
*	Eastern Platinum, Ltd.	336,500	100,161
* #	Eastmain Resources, Inc.	27,600	19,807
	easyhome, Ltd.	500	4,241
*	Eldorado Gold Corp.	67,400	527,657
*	Ember Resources, Inc.	59	29
#	Emera, Inc.	8,200	145,443
	Empire Co., Ltd. Class A	16,800	710,909
	Enbridge, Inc.	69,909	2,294,098
	EnCana Corp.	124,290	5,531,095
* #	Endeavour Silver Corp.	20,100	30,324
	Enghouse Systems, Ltd.	6,100	25,370
	Ensign Energy Services, Inc.	63,600	538,363
*	Entree Gold, Inc.	3,700	3,138
* #	Equinox Minerals, Ltd.	198,300	244,186
	Equitable Group, Inc.	10,055	93,068
*	Erdene Resource Development Corp.	25,600	4,749
*	Etruscan Resources, Inc.	15,100	5,049
*	Euro Goldfields, Ltd.	82,200	211,156
#	Evertz Technologies, Ltd.	11,200	127,870
	Exco Technologies, Ltd.	7,600	6,818
*	Exfo Electro-Optical Engineering, Inc.	5,801	20,437
*	Fairborne Energy, Ltd.	70,476	240,811

	Fairfax Financial Holdings, Inc.	7,000	2,277,105
*	Far West Mining, Ltd.	10,800	9,600
*	Farallon Resources, Ltd.	99,000	16,954
#	Finning International, Inc.	67,900	697,134
*	First Nickel, Inc.	100	6
	First Quantum Minerals, Ltd.	4,113	73,154
*	Firstservice Corp.	8,400	94,053
*	Flint Energy Services, Ltd.	22,200	85,994
*	FNX Mining Co., Inc.	41,966	115,332
* #	Formation Capital Corp.	53,900	7,912
*	Forsys Metals Corp.	22,300	111,841
	Fortis, Inc.	32,400	643,640
*	Fortune Minerals, Ltd.	15,400	5,149
	Forzani Group, Ltd. Class A	33,100	256,702
*	Fraser Papers, Inc.	6,400	2,075
* #	Fronteer Development Group, Inc.	43,300	95,339
* #	Frontera Copper Corp.	9,400	4,293
*	Galleon Energy, Inc. Class A	53,500	140,485
*	GBS Gold International, Inc.	42,400	173
*	Genesis Land Development Corp.	8,400	9,590
	Gennum Corp.	22,600	89,386
	George Weston, Ltd.	16,800	895,041
	Gerdau Ameristeel Corp.	88,000	518,132
* #	Gildan Activewear, Inc.	25,300	271,105
*	Glacier Media, Inc.	22,700	45,724
*	Glencairn Gold Corp.	20,521	14,225
	Glentel, Inc.	3,800	22,932
*	Globestar Mining Corp.	35,100	12,881
#	Gluskin Shef & Associates, Inc.	1,200	10,031
*	GLV, Inc.	4,500	28,000
	Goldcorp, Inc.	184,921	5,477,130
* #	Golden Star Resources, Ltd.	235,100	358,521
*	Grande Cache Coal Corp.	62,000	35,392
*	Great Basin Gold, Ltd.	238,300	320,648
*	Great Canadian Gaming Corp.	58,300	199,682
*	Great Plains Exploration, Inc.	3,500	499
#	Great West Lifeco, Inc.	33,700	508,420
*	Grey Wolf Exploration, Inc.	12,200	5,223
* #	Greystar Resources, Ltd.	6,700	16,555
	Groupe Aeroplan, Inc.	126,900	925,167
*	Guyana Goldfields, Inc.	4,300	10,380
*	Hanfeng Evergreen, Inc.	25,900	145,526
#	Harry Winston Diamond Corp.	74,100	294,889
*	Helix BioPharma Corp.	900	1,248
*	Hemisphere GPS, Inc.	167,080	170,316
*	Heroux-Devtek, Inc.	11,300	46,075
*	High River Gold Mines, Ltd.	167,900	17,800
*	Highpine Oil & Gas, Ltd.	61,400	228,325
* #	Hillsborough Resources, Ltd.	15,100	2,524
#	Home Capital Group, Inc.	19,200	290,446
* #	HudBay Minerals, Inc.	76,109	304,126
#	Husky Energy, Inc.	11,800	292,919

*	Hydrogenics Corp.	17,500	7,421
	IAMGOLD Corp.	357,182	2,446,751
#	IGM Financial, Inc.	28,900	765,953
*	Imax Corp.	18,100	85,315
*	Imperial Metals Corp.	16,700	32,004
	Imperial Oil, Ltd.	9,503	301,849
*	Indigo Books & Music, Inc.	3,600	33,820
	Industrial Alliance Insurance & Financial Services, Inc.	51,300	825,402
	ING Canada, Inc.	14,800	398,287
	Inmet Mining Corp.	51,894	878,548
*	Inter-Citic Minerals, Inc.	9,600	3,875
*	Intermap Technologies, Ltd.	14,700	19,780
*	International Forest Products, Ltd. Series A	21,300	28,661
	International Royalty Corp.	64,800	101,989
*	Intertape Polymer Group, Inc.	36,100	24,729
*	Intrinsyc Software International, Inc.	66,000	4,844
*	Iteration Energy, Ltd.	98,458	76,277
*	Ivanhoe Energy, Inc.	78,800	44,983
* #	Ivanhoe Mines, Ltd.	87,700	241,734
*	Ivernia, Inc.	57,500	6,565
	Jean Coutu Group PJC, Inc. Class A	72,500	490,133
*	Jinshan Gold Mines, Inc.	28,700	13,341
*	Kaboose, Inc.	38,100	14,137
	Killam Proper, Inc.	1,325	5,932
*	Kimber Resources, Inc.	15,200	7,809
	Kingsway Financial Services, Inc.	60,800	297,492
	Kinross Gold Corp.	156,129	2,766,714
* #	Kirkland Lake Gold, Inc.	11,500	51,111
*	Labopharm, Inc.	20,600	29,735
*	Lake Shore Gold Corp.	72,600	83,479
* #	Laramide Resources, Ltd.	6,500	9,435
	Laurentian Bank of Canada	28,640	678,952
	Le Chateau, Inc.	5,800	39,258
	Leon’s Furniture, Ltd.	24,200	180,575
	Linamar Corp.	55,500	187,829
*	Lions Gate Entertainment Corp.	2,900	16,269
	Loblaw Companies, Ltd.	36,600	1,036,291
*	Logibec Group Informatique	400	4,893
* #	Lundin Mining Corp.	176,959	129,878
*	MacDonald Dettweiler & Associates, Ltd.	24,500	411,380
*	Mad Catz Interactive, Inc.	10,100	3,706
*	Magellan Aerospace Corp.	9,680	7,105
#	Magna International, Inc. Class A	67,487	1,889,361
*	Mahalo Energy, Ltd.	18,300	895
	Major Drilling Group International, Inc.	9,200	102,260
#	Manitoba Telecom Services, Inc.	12,300	359,295
#	Manulife Financial Corp.	383,973	6,375,283
	Maple Leaf Foods, Inc.	64,800	576,000
*	March Networks Corp.	5,000	6,932
	Marsulex, Inc.	1,200	8,005
*	Martinrea International, Inc.	43,800	98,226
	Matrikon, Inc.	7,200	12,330

*	MAXIM Power Corp.	17,037	39,041
*	MDC Partners, Inc. Class A	11,300	38,243
*	MDN, Inc.	24,200	11,052
* #	MDS, Inc.	76,126	595,971
*	Mediagrif Interactive Technologies, Inc.	1,100	2,458
* #	MEGA Brands, Inc.	11,200	3,471
*	Mega Uranium, Ltd.	124,100	107,275
	Melcor Developments, Ltd.	4,200	17,125
	Methanex Corp.	106,400	822,566
	Metro, Inc. Class A	56,500	1,806,157
*	MGM Energy Corp.	248	32
	Mi Developments, Inc.	10,100	61,609
*	Midnight Oil Exploration, Ltd.	4,200	2,740
* #	Migao Corp.	20,700	101,284
*	Minco Silver Corp.	6,700	6,283
*	Miranda Technologies, Inc.	13,600	77,635
	Morguard Corp.	2,000	30,989
	Mosaid Technologies, Inc.	8,200	56,104
	National Bank of Canada	95,243	2,657,872
*	Neo Material Technologies, Inc.	40,000	35,882
	Nexen, Inc.	124,587	1,814,576
	Niko Resources, Ltd.	11,000	452,469
#	Norbord, Inc.	89,300	47,335
* #	North American Palladium, Ltd.	31,700	51,702
*	Northgate Minerals Corp.	240,700	288,546
*	Northstar Aerospace, Inc.	4,400	2,691
#	Nova Chemicals Corp.	100,500	186,043
*	Nuvista Energy, Ltd.	79,713	458,289
* #	OceanaGold Corp.	11,340	3,745
*	Oilexco, Inc.	169,900	29,096
*	Olympus Pacific Minerals, Inc.	13,600	1,664
*	Oncolytics Biotech, Inc.	15,300	19,464
	Onex Corp.	55,968	775,451
*	Open Range Energy Corp.	9,100	8,237
* #	Open Text Corp.	50,300	1,777,369
* #	OPTI Canada, Inc.	103,221	134,682
*	Orvana Minerals Corp.	35,300	16,121
* #	Pacific Rubiales Energy Corp.	23,274	50,866
*	Paladin Labs, Inc.	4,600	44,115
* #	Pan Amer Silver Corp.	72,300	1,320,120
*	Paramount Resources, Ltd. Class A	36,600	211,317
*	Parkbridge Lifestyles Communities, Inc.	11,200	26,487
	Pason Systems, Inc.	21,919	216,822
*	Patheon, Inc.	38,100	66,801
*	PDX Resources, Inc.	27,200	47,246
*	Pearl Exploration & Production, Ltd.	5,658	4,153
*	Pelangio Exploration, Inc.	27,200	1,442
	Pengrowth Energy Trust	2,288	18,938
*	Petaquilla Minerals, Ltd.	18,400	6,302
* #	Petrobank Energy & Resources, Ltd.	12,449	196,951
	Petro-Canada	193,730	4,200,841
*	Petrolifera Petroleum, Ltd.	18,900	21,732

*	Platinum Group Metals, Ltd.	1,800	2,818
*	Points International, Ltd.	64,200	25,654
*	Polaris Miner Corp.	6,700	7,595
* #	PolyMet Mining Corp.	16,300	12,362
	Potash Corp. of Saskatchewan, Inc.	9,400	707,156
	Power Corp. of Canada, Ltd.	138,900	2,395,706
#	Power Financial Corp.	76,800	1,417,316
* #	Profound Energy, Inc.	13,400	6,010
* #	Progress Energy Resources Corp.	67,300	576,269
*	ProMetic Life Sciences, Inc.	41,000	5,350
*	ProspEx Resouces, Ltd.	19,132	6,709
	Pulse Data, Inc.	59,500	88,795
*	Pure Energy Services, Ltd.	9,000	11,009
*	QLT, Inc.	89,400	201,218
* #	Quadra Mining, Ltd.	37,800	104,191
	Quebecor, Inc. Class B	49,100	656,669
*	Queenston Mining, Inc.	6,500	18,605
	Quest Capital Corp.	97,236	91,190
* #	Questerre Energy Corp.	29,300	35,841
*	Redcorp Ventures, Ltd.	99,500	2,840
	Reitmans Canada, Ltd.	31,100	270,865
	Rentcash, Inc.	5,353	24,009
*	Research In Motion, Ltd.	15,600	862,278
*	Resin Systems, Inc.	34,800	7,946
* #	Resverlogix Corp.	4,300	8,977
	Richelieu Hardware, Ltd.	11,700	174,128
*	Richmont Mines, Inc.	14,300	36,151
#	Ritchie Brothers Auctioneers, Inc.	12,400	230,557
*	Rock Energy, Inc.	8,800	7,392
	Rogers Communications, Inc. Class B	17,100	482,217
*	RONA, Inc.	99,400	980,828
#	Royal Bank of Canada	162,793	4,037,134
*	Royal Laser Corp.	16,500	4,104
* #	Rubicon Minerals Corp.	56,800	73,649
	Russel Metals, Inc.	95,020	1,442,057
	Samuel Manu-Tech, Inc.	5,100	28,489
#	Saputo, Inc.	21,800	352,356
#	Savanna Energy Services Corp.	64,200	379,048
	Sceptre Invesment Counsel, Ltd.	900	4,037
*	Scorpio Mining Corp.	32,467	8,208
*	SEMAFO, Inc.	133,000	206,075
#	Shaw Communictions, Inc. Class B	26,500	429,835
	ShawCor, Ltd.	35,700	425,052
	Sherritt International Corp.	172,200	374,943
	Shoppers Drug Mart Corp.	16,300	603,083
*	Shore Gold, Inc.	110,727	29,798
* #	Sierra Wireless, Inc.	29,800	170,112
* #	Silver Standard Resources, Inc.	31,300	632,509
* #	Silver Wheaton Corp.	262,800	1,718,782
#	Silvercorp Metals, Inc.	28,300	63,466
* #	Sino-Forest Corp.	90,500	678,981
	SNC-Lavalin Group, Inc.	5,900	166,475

	Softchoice Corp.	5,700	12,086
*	St. Andrew Goldfields, Ltd.	2,500	489
*	Stantec, Inc.	32,900	716,086
*	Starfield Resources, Inc.	45,300	8,681
	Stella-Jones, Inc.	2,300	30,479
*	Storm Cat Energy Corp.	500	16
*	Storm Exploration, Inc.	9,300	90,251
*	Stornoway Diamond Corp.	64,920	6,618
#	Sun Life Financial, Inc.	224,500	4,569,639
	Suncor Energy, Inc.	154,197	2,956,307
* #	SunOpta, Inc.	58,900	138,814
	Sun-Rype Products, Ltd.	100	551
* #	Suramina Resources, Inc.	8,300	1,421
*	SXC Health Solutions Corp.	9,600	177,399
*	Tahera Diamond Corp.	15,580	64
	Talisman Energy, Inc.	407,400	3,857,218
* #	Tanzanian Royalty Exploration Corp.	13,400	51,360
* #	Taseko Mines, Ltd.	55,600	46,248
*	Teal Exploration & Mining, Inc.	3,000	7,144
*	Technicoil Corp.	33,900	9,538
	Teck Cominco Class B	109,247	422,288
	Telus Corp.	16,961	480,786
* #	Tembec, Inc.	8,765	8,220
*	The Churchill Corp.	7,500	52,355
*	The Descartes Systems Group, Ltd.	22,800	61,730
*	Theratechnologies, Inc.	35,600	40,354
*	Thompson Creek Metals Company, Inc.	52,500	202,080
#	Thomson Reuters Corp.	57,870	1,415,780
	Tim Hortons, Inc.	10,900	268,267
* #	Timminco, Ltd.	23,700	66,872
*	TLC Vision Corp.	21,900	2,947
	TMX Group, Inc.	17,400	455,061
	Toromont Industries, Ltd.	25,800	445,622
#	Toronto Dominion Bank	208,260	6,759,428
#	Torstar Corp. Class B	63,200	425,199
	Transalta Corp.	34,538	629,782
	Transat A.T., Inc. Class A	500	3,843
	Transat A.T., Inc. Class B	2,900	22,041
	TransCanada Corp.	115,960	3,118,745
	Transcontinental, Inc. Class A	43,916	325,184
*	Transglobe Energy Corp.	40,500	120,550
*	Transition Therapeutics, Inc.	4,511	21,851
*	Treasury Metals, Inc.	1,262	257
#	Trican Well Service, Ltd.	53,100	294,026
	Trinidad Drilling, Ltd.	98,800	250,575
* #	TriStar Oil and Gas, Ltd.	152,481	1,342,952
*	TSO3, Inc.	8,200	2,742
*	Tundra Semiconductor Corp.	5,800	16,933
*	Turnkey E&P, Inc.	300	13
*	TUSK Energy Corp.	43,900	30,430
	TVA Group, Inc. Class B	3,000	13,945
* #	UEX Corp.	23,700	16,042

	Uni-Select, Inc.	11,200	257,109
* #	Uranium One, Inc.	201,300	303,694
* #	Ur-Energy, Inc.	37,000	22,630
*	Vecima Network, Inc.	1,800	10,128
*	Vector Aerospace Corp.	9,000	30,092
*	Verenex Energy, Inc.	14,700	95,902
*	Vero Energy, Inc.	24,800	81,302
*	Virginia Mines, Inc.	1,050	3,682
*	Viterra, Inc.	148,900	1,123,201
*	Vitran Corp., Inc.	2,400	10,999
* #	Webtech Wireless, Inc.	15,500	14,536
*	Wescast Industries, Inc.	1,500	1,223
*	Wesdome Gold Mines, Ltd.	21,300	17,023
*	West 49, Inc.	4,500	1,211
*	West Energy, Ltd.	58,500	88,257
	West Fraser Timber Co., Ltd.	22,800	557,798
*	West Timmins Mining, Inc.	48,700	18,666
*	Westaim Corp.	100	20
* #	Western Canadian Coal Corp.	37,200	16,382
	Western Financial Group, Inc.	27,765	37,360
*	Westernzagros Resources, Ltd.	5,300	3,025
*	Westjet Airlines, Ltd.	18,000	188,037
*	Westport Innovations, Inc.	7,228	38,314
*	Wi-LAN, Inc.	63,200	84,009
	Winpak, Ltd.	17,760	101,382
*	Wireless Matrix Corp.	6,300	3,185
*	Xceed Mortgage Corp.	7,500	4,648
*	Xtreme Coil Drilling Corp.	13,800	19,357
	Yamana Gold, Inc.	386,016	3,129,051
*	YM Biosciences, Ltd.	15,400	5,275
*	Yukon-Nevada Gold Corp.	82,780	3,375
*	Zarlink Semiconductor, Inc.	40,900	8,839
	ZCL Composite, Inc.	7,700	30,455
TOTAL COMMON STOCKS			176,160,624

RIGHTS/WARRANTS — (0.0%)
*	Ainsworth Lumber Co., Ltd. Warrants 07/29/13	1,128	267
*	Crew Gold Corp. Rights 12/08/2008	6,000	87
*	Kinross Gold Corp. Warrants 09/03/13	1,955	8,290
TOTAL RIGHTS/WARRANTS			8,644

TOTAL — CANADA			176,169,268

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
	A P Moller - Maersk A.S.	202	965,494
	Aarhus Lokalbank A.S.	809	8,761
#	Aktieselskabet Roskilde Bank A.S.	4,500	271
	Aktieselskabet Skjern Bank A.S.	210	4,334
	Alk-Abello A.S.	3,125	274,771
*	Alm. Brand A.S.	4,475	61,508

#	Amagerbanken A.S.	6,125	33,616
	Ambu A.S.	1,870	24,732
	Auriga Industries A.S. Series B	10,755	186,832
#	Bang & Olufsen Holding A.S. Series B	5,801	79,079
* #	Bavarian Nordic A.S.	5,889	157,641
#	BoConcept Holding A.S.	450	7,330
	Bonusbanken A.S.	6,000	674
*	Brodrene Hartmann A.S. Series B	2,300	30,778
*	Brondbyernes IF Fodbold A.S. Series B	3,120	20,310
*	Capinordic A.S.	24,798	10,590
	Carlsberg A.S. Series B	21,264	702,651
#	Coloplast A.S.	3,250	198,631
	D/S Norden A.S.	12,362	389,622
	Dalhoff, Larson & Horneman A.S. Series B	9,916	45,493
#	Dampskibsselsk Torm A.S.	6,800	72,859
	Dampskibsselskabet Torm A.S. ADR	13,952	150,403
#	Danisco A.S.	28,444	1,044,050
	Danske Bank A.S.	117,797	1,182,946
	Dantherm Holding A.S.	1,600	9,266
	DFDS A.S.	1,570	104,778
	DiBa Bank A.S.	10,330	100,559
	Djursland Bank A.S.	1,040	26,119
#	DSV A.S.	41,917	411,649
	East Asiatic Co., Ltd. A.S.	15,063	491,397
	Fionia Bank A.S.	53,180	308,836
#	FLSmidth & Co. A.S.	14,345	392,210
	Fluegger A.S. Series B	350	16,727
*	Genmab A.S.	8,217	341,066
*	GN Great Nordic A.S.	128,936	273,193
* #	Greentech Energy Systems A.S.	23,740	77,748
	Gronlandsbanken	290	15,789
	H&H International A.S. Series B	360	18,842
	H. Lundbeck A.S.	19,089	396,845
	Harboes Bryggeri A.S.	2,250	43,173
	IC Companys A.S.	3,800	30,493
* #	Jeudan A.S.	884	67,535
*	Jyske Bank A.S.	33,563	760,521
*	Lastas A.S. Series B	1,600	7,635
*	Maconomy Corp. A.S.	10,500	10,484
	Mols-Linien A.S.	2,000	20,507
* #	NeuroSearch A.S.	4,479	133,374
#	NKT Holding A.S.	11,145	231,186
	Nordjyske Bank A.S.	3,195	46,504
	Norresundby Bank A.S.	880	18,115
	Novo-Nordisk A.S. Series B	2,000	106,547
	Novo-Nordisk A.S. Sponsored ADR	18,100	961,653
	Novozymes A.S. Series B	3,144	249,916
	Ostjydsk Bank A.S.	285	13,721
*	Parken Sport & Entertainment A.S.	475	38,954
	Per Aarsleff A.S. Series B	1,199	96,007
*	Pharmexa A.S.	10,000	1,359
	Ringkjoebing Landbobank Aktieselskab	2,762	176,462

#	Rockwool International A.S.	5,729	391,102
#	Royal Unibrew A.S.	2,135	47,485
*	RTX Telecom A.S.	1,400	3,551
	Sanistal A.S. Series B	400	7,024
	Satair A.S.	1,556	27,931
	Schouw & Co. A.S.	9,976	143,935
	SimCorp A.S.	1,123	111,894
	Sjaelso Gruppen A.S.	10,558	39,200
*	Solar Holdings A.S. Series B	2,614	88,975
*	Sondagsavisen A.S.	3,000	6,681
	Spar Nord Bank A.S.	26,746	217,700
	Sparbank	1,926	20,501
	Sparekassen Faaborg A.S.	271	35,970
	Sydbank A.S.	45,551	605,976
	Thrane & Thrane A.S.	2,075	58,405
	Tivoli A.S.	90	48,586
*	TK Development A.S.	21,416	79,781
*	Topdanmark A.S.	5,100	606,280
*	TopoTarget A.S.	6,900	4,962
#	Trygvesta A.S.	12,050	713,858
*	Vestas Wind Systems A.S.	14,350	691,098
	Vestjysk Bank A.S.	25,385	282,513
* #	William Demant Holding A.S.	2,485	82,204

TOTAL — DENMARK			15,968,158

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
* #	Ahlstrom Oyj	15,827	148,849
	Alandsbanken AB Series B	1,000	25,576
*	Aldata Solutions Oyj	22,500	10,632
	Alma Media Oyj	12,730	86,255
#	Amer Sports Oyj Series A	81,174	582,443
	Aspo Oyj	6,870	35,919
*	Atria P.L.C.	18,777	262,206
	BasWare Oyj	3,100	29,156
*	Biotie Therapies Corp.	16,215	5,604
	Cargotec Oyj Series B	20,326	196,798
	Componenta Oyj	4,400	30,862
	Comptel P.L.C.	51,194	45,747
	Cramo Oyj	9,053	60,711
	Digia P.L.C.	5,039	11,609
	Efore Oyj	7,109	6,628
*	Elcoteq SE	14,272	22,621
	Elektrobit Corp.	450,122	253,321
	Elisa Oyj	76,185	1,205,063
	Etteplan Oyj	7,802	32,298
	Finnair Oyj	49,876	331,796
	Finnlines Oyj	14,850	138,538
	Fiskars Oyj Abp Series A	25,877	235,571
	Fortum Oyj	93,417	1,822,498
	F-Secure Oyj	10,500	27,503

	Glaston Oyj Abp	9,400	12,647
	HKScan Oyj Series A	20,812	128,470
	Huhtamaki Oyj	92,888	684,147
	Ilkka-Yhtyma Oyj	19,508	196,714
	KCI Konecranes Oyj	19,799	303,765
#	Kemira Oyj	73,405	478,073
#	Kesko Oyj	46,549	1,144,256
	Kone Oyj Series B	23,690	495,348
	Laennen Tehtaat Oyj	1,800	31,115
	Lassila & Tikanoja Oyj	15,665	238,306
	Lemminkainen Oyj	41,532	795,958
	Metso Corp. Oyj	52,775	512,349
#	Metso Corp. Oyj Sponsored ADR	10,246	99,694
#	M-Real Oyj Series B	222,705	159,146
#	Neste Oil Oyj	98,016	1,418,940
	Nokia Oyj	16,825	206,215
	Nokia Oyj Sponsored ADR	131,800	1,617,186
#	Nokian Renkaat Oyj	25,404	248,224
	Okmetic Oyj	6,300	19,436
	Olvi Oyj Series A	3,350	67,658
	Oriola-KD Oyj Class A	1,000	1,917
	Oriola-KD Oyj Class B	70,021	132,448
	Orion Oyj Series A	12,965	225,579
	Orion Oyj Series B	35,639	614,074
	Outokumpu Oyj Series A	73,238	834,316
*	Outotec Oyj	9,064	128,287
	PKC Group Oyj	12,802	59,081
	Pohjola Bank P.L.C.	72,475	848,666
	Ponsse Oyj	58,774	375,818
	Poyry Oyj	10,794	111,124
	Raisio P.L.C.	114,042	224,514
	Ramirent Oyj	68,454	269,585
	Rapala VMC Oyj	12,912	62,558
	Rautaruukki Oyj Series K	42,692	677,906
*	Ruukki Group Oyj	187,282	278,194
	Sampo Oyj	149,620	2,401,788
	Sanoma Oyj	48,400	567,003
	Scanfil Oyj	13,737	36,485
	Sponda Oyj	6,200	26,134
	Stockmann Oyj Abp Series A	6,932	107,171
	Stockmann Oyj Abp Series B	12,692	178,354
	Stora Enso Oyj Series R	337,732	2,057,992
	Stora Enso Oyj Sponsored ADR	109,100	665,510
	Talentum Oyj	3,423	8,233
	Tecnomen Oyj	236,099	265,598
#	Teleste Oyj	3,831	18,062
	TietoEnator Oyj	55,551	629,672
	Tiimari P.L.C.	4,700	9,366
	Trainers’ House P.L.C.	23,700	18,199
	Turkistuottajat Oyj	1,600	14,501
	UPM-Kymmene Oyj	321,212	3,035,108
	UPM-Kymmene Oyj Sponsored ADR	78,154	732,303

	Uponor Oyj Series A	42,609	435,495
	Vacon Oyj	2,122	44,299
	Vaisala Oyj Series A	4,589	129,620
	Wartsila Corp. Oyj Series B	29,689	794,448
	YIT Oyj	65,662	409,766

TOTAL — FINLAND			31,895,025

FRANCE — (6.3%)
COMMON STOCKS — (6.3%)
#	Accor SA	18,544	731,995
	Aeroports de Paris	8,356	447,219
#	Air France-KLM	107,400	1,027,272
	Air Liquide SA	21,045	1,530,349
*	Alcatel-Lucent SA	111,418	218,730
*	Alcatel-Lucent SA Sponsored ADR	460,300	906,791
	Alstom SA	16,936	813,679
*	Alten	6,975	106,563
*	Altran Technologies SA	91,007	293,997
	April Group SA	5,587	179,958
*	Archos	364	1,567
	Arkema	36,067	506,819
	Assystem	12,164	76,684
	Atos Origin SA	51,186	1,212,826
	Aubay	3,818	12,137
	Audika SA	1,077	22,054
*	Avanquest Software	1,259	2,056
	Avenir Telecom	14,156	8,831
	AXA SA	3,554	55,971
#	AXA SA Sponsored ADR	442,470	7,123,767
#	Beneteau SA	18,392	131,918
	bioMerieux	2,180	169,566
#	BNP Paribas SA	233,591	8,917,542
	Boiron SA	3,720	103,679
	Bonduelle SCA	2,952	199,738
#	Bongrain SA	7,266	402,234
#	Bourbon SA	50,382	1,298,426
	Bouygues SA	68,385	2,328,695
* #	Bull SA	33,785	56,304
	Canal Plus SA	10,302	60,455
	Capgemini SA	104,588	3,593,987
	Carbone Lorraine SA	18,037	448,140
	Carrefour SA	46,947	1,600,870
	Casino Guichard Perrachon SA	32,576	2,134,571
	Cegedim SA	962	39,054
	Cegid Group	25,942	253,798
	Christian Dior SA	21,227	1,056,433
	Cie Generale D’Optique Essilor Intenational SA	15,761	599,830
#	Ciments Francais SA	7,304	557,861
*	Club Mediterranee SA	7,197	102,144
	CNP Assurances	17,699	1,177,964
	Compagnie de Saint-Gobain	131,164	4,430,906

*	Compagnie Generale de Geophysique-Veritas SA	29,777	359,705
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	54,695	659,622
	Compagnie Generale des Establissements Michelin Series B	75,103	2,936,048
	Credit Agricole SA	253,502	3,068,702
	CS Communication & Systemes	2,624	20,828
	Damartex SA	174	2,785
#	Dassault Systemes SA	2,943	111,069
	Dassault Systemes SA ADR	5,637	212,177
	Delachaux SA	5,583	286,722
	Derichebourg	25,343	55,606
	EDF Energies Nouvelles SA	8,585	332,878
#	Eiffage SA	2,914	143,485
	Electricite de France	13,190	642,840
#	Electricite de Strasbourg	606	63,221
	Eramet SA	2,073	327,286
	Esso Ste Anonyme Francaise	3,830	379,768
#	Establissements Maurel et Prom	158,260	1,485,123
	Etam Developpement SA	26,636	236,587
	Euler Hermes SA	8,360	298,346
*	Euro Disney SCA (4320878)	60	9
*	Euro Disney SCA (B29QD14)	13,110	52,844
#	European Aeronautic Defence & Space Co.	156,231	2,719,230
	Eutelsat Communications	13,087	279,244
	Exel Industries SA	1,907	56,966
* #	Faurecia SA	3,987	51,328
#	Fimalac SA	7,487	276,710
	Fleury Michon SA	641	23,353
#	France Telecom SA	20,118	450,823
	France Telecom SA Sponsored ADR	212,700	4,779,369
	Gascogne SA	555	24,125
	Gaumont SA	768	44,606
	GDF Suez	71,449	2,733,572
	GDF Suez Sponsored ADR	668	25,719
*	Gemalto NV	85,331	2,082,935
	GFI Informatique SA	48,262	159,451
	Gifi	712	29,167
	Ginger (Groupe Ingenierie Europe)	1,542	20,852
	GL Events	31,157	408,395
	Groupe Crit	2,059	22,863
	Groupe Danone	14,526	745,567
	Groupe Danone Sponsored ADR	35,600	362,408
* #	Groupe Eurotunnel SA	94,872	486,563
*	Groupe Go Sport SA	568	11,034
#	Groupe Open	2,036	11,112
	Groupe Steria SCA	32,612	341,002
	Guerbet SA	561	75,878
	Guyenne et Gascogne SA	4,313	358,245
#	Haulotte Group SA	21,780	109,927
	Havas SA	345,944	693,484
#	Hermes International SA	8,123	817,223
	Iliad SA	2,800	232,438

	Imerys SA	34,586	1,373,244
* #	Infogrames Entertainment SA	13,141	66,742
	Ingenico SA	24,234	401,164
*	Inter Parfums	1,812	35,642
	Ipsen SA	3,383	132,184
	Ipsos SA	20,601	437,659
#	JC Decaux SA	39,139	537,129
	Kaufman et Broad SA	549	4,211
	Korian	6,472	148,672
#	Lafarge SA	40,179	1,845,437
#	Lafarge SA Sponsored ADR	82,410	947,715
*	Lafuma SA	317	3,949
	Lagardere SCA	88,882	3,381,148
	Laurent-Perrier	1,163	65,422
*	Lectra	46,426	140,401
	Legrand SA	47,639	799,922
	Lisi SA	1,725	56,670
	L’Oreal SA	9,223	611,678
* #	LVL Medical Groupe SA	1,560	18,841
	LVMH (Louis Vuitton Moet Hennessy)	12,154	661,987
	M6 Metropole Television	28,482	461,141
	Maisons Franc	1,648	30,371
	Manitou BF SA	14,306	114,851
	Manutan International SA	1,789	68,321
* #	Meetic	6,770	119,571
	Montupet SA	36,020	117,290
#	Mr. Bricolage SA	4,289	51,151
#	Natixis	273,175	424,418
#	Naturex	1,028	31,469
	Neopost SA	13,765	1,106,725
	Nexans SA	38,506	2,205,710
#	Nexity	33,053	515,048
	Norbert Dentressangle	2,153	71,147
	NRJ Group	185,096	1,412,019
*	Oeneo	14,931	18,632
#	Orco Property Group	3,090	33,053
* #	Orpea	5,490	191,021
#	PagesJaunes SA	101,854	896,330
*	Parrot SA	2,707	17,357
#	Pernod-Ricard SA	42,731	2,679,801
	Peugeot SA	49,592	838,880
	Pierre & Vacances	4,131	227,590
	Plastic Omnium SA	4,095	34,634
	Plastivaloire SA	1,015	21,579
	PPR SA	36,358	1,832,739
	Publicis Groupe	34,815	815,309
	Publicis Groupe ADR	25,023	582,535
	Radiall SA	200	11,509
	Rallye SA	8,827	175,450
#	Remy Cointreau SA	25,441	675,911
	Renault SA	57,729	1,112,244
#	Rexel SA	105,986	646,310

	Rhodia SA	37,419	166,271
	Robertet SA	424	41,202
*	Rodriguez Group SA	1,164	5,261
	Rougier SA	540	17,821
	Rubis SA	5,783	321,765
	Safran SA	136,133	1,697,499
	Saft Groupe SA	2,713	66,243
	SAMSE SA	546	32,997
	Sanofi - Aventis	2,000	112,486
	Sanofi - Aventis ADR	194,695	5,484,558
	Schneider Electric SA	74,206	4,695,969
	SCOR SE (4797364)	9	23
	SCOR SE (B1LB9P6)	226,234	4,588,080
	SEB SA	30,795	726,954
	Sechilienne SA	3,446	127,819
*	Seloger.com	8,965	154,170
	Societe BIC SA	24,379	1,305,433
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	143	94,990
	Societe Generale Paris	132,249	5,529,657
#	Societe Industrielle D’Aviations Latecoere SA	3,518	21,703
	Societe Marseillaise du Tunnel Prado Carenage	12,393	311,784
#	Societe Television Francaise 1	141,997	1,525,846
#	Sodexo	18,158	918,070
#	Sodexo Sponsored ADR	3,800	196,346
*	Soitec SA	97,278	323,124
	Somfy SA	1,163	160,748
	Sopra Group SA	4,011	158,040
	Sperian Protection	7,165	324,938
	Spir Communication SA	1,034	27,244
#	Stallergenes SA	1,397	68,015
	STEF-TFE	3,120	108,717
	STMicroelectronics NV	209,373	1,081,433
	Sucriere de Pithiviers Le Vieil	58	35,993
*	Suez Environnement SA	30,396	484,364
	Synergie SA	2,498	27,490
	Technip SA	19,446	601,224
	Technip SA ADR	26,593	817,735
	Teleperformance SA	37,206	1,016,712
	Tessi SA	412	13,168
	Thales SA	22,990	1,017,213
* #	Theolia SA	8,222	27,234
*	Thomson	72,740	103,528
*	Thomson Sponsored ADR	43,600	61,476
	Total SA	18,701	931,950
	Total SA Sponsored ADR	139,827	6,960,588
	Toupargel Groupe	21,306	359,532
*	Trigano SA	13,259	81,355
*	UbiSoft Entertainment SA	30,996	436,394
	Union Financiere de France Banque SA	1,141	31,616
#	Valeo SA	93,013	1,034,814
	Vallourec SA	11,697	1,142,782
*	Valtech	24,523	6,539

	Veolia Environnement SA	3,093	69,601
	Veolia Environnement SA ADR	39,557	890,428
	Viel et Compagnie	33,522	89,825
	Vilmorin et Cie SA	1,664	184,247
	Vinci SA	74,637	2,545,884
	Virbac SA	1,272	86,894
	Vivendi SA	234,169	6,032,315
	VM Materiaux SA	811	35,170
	Vranken Pommery Monopole	1,407	36,307
#	Wendel	14,862	576,679
#	Zodiac SA	50,808	1,831,963

TOTAL — FRANCE			162,228,779

GERMANY — (5.1%)
COMMON STOCKS — (5.1%)
	A.S. Creation Tapeton AG	906	18,719
	Aareal Bank AG	25,395	126,619
	ADCapital AG	4,082	30,449
	Adidas-Salomon AG	42,904	1,484,514
*	Adlink Internet Media AG	1,531	5,558
*	ADVA AG Optical Networking	6,530	8,134
	Aixtron AG	23,204	118,408
	Allianz SE	37,715	3,159,310
	Allianz SE Sponsored ADR	798,186	6,648,889
	Amadeus Fire AG	1,982	19,117
*	Analytik Jena AG	3,242	27,342
	Andreae-Noris Zahn AG	1,235	28,465
* #	Arcandor AG	46,410	117,262
*	Augusta Technologie AG	9,892	103,019
	Baader Bank AG	8,136	19,922
* #	Balda AG	8,210	5,094
	BASF AG	75,924	2,214,927
	BASF AG Sponsored ADR	58,000	1,687,800
#	Bauer AG	3,738	107,343
	Bayer AG	28,977	1,543,374
	Bayer AG Sponsored ADR	10,700	570,310
#	Bayerische Motoren Werke AG	146,243	3,468,187
* #	Beate Uhse AG	6,586	4,290
	Bechtle AG	14,623	235,061
	Beiersdorf AG	5,459	266,716
	Bertrandt AG	2,353	53,818
	Bilfinger Berger AG	39,574	1,670,049
	Biotest AG	1,421	74,642
	Boewe Systec AG	836	6,012
*	Borussia Dortmund GmbH & Co. KGaA	74,873	102,563
* #	Carl Zeiss Meditec AG	18,927	218,607
	Celesio AG	97,740	2,108,025
	Cenit AG	2,601	9,123
*	CENTROTEC Sustainable AG	5,977	71,740
	Cewe Color Holding AG	5,813	97,180
	Comdirect Bank AG	17,315	134,921

#	Commerzbank AG	223,943	1,023,789
* #	Conergy AG	37,950	38,295
	Continental AG	37,015	3,554,532
*	CropEnergies AG	16,240	60,476
	CTS Eventim AG	2,146	71,256
#	Curanum AG	12,975	56,593
*	D. Logistics AG	10,845	13,999
	DAB Bank AG	13,385	38,695
	Daimler AG	169,947	4,763,719
#	Daimler AG Sponsored ADR	33,900	948,861
	Data Modul AG	2,096	22,791
*	DEAG Deutsche Entertainment AG	13,909	8,709
*	Demag Cranes AG	12,455	281,846
#	Deutsche Bank AG	84,693	2,206,746
#	Deutsche Bank AG ADR	34,700	890,055
	Deutsche Boerse AG	12,149	611,301
	Deutsche Euroshop AG	2,358	65,335
	Deutsche Lufthansa AG	311,040	3,769,841
	Deutsche Post AG	208,595	2,602,800
#	Deutsche Postbank AG	18,757	225,201
	Deutsche Telekom AG	292,612	3,553,462
	Deutsche Telekom AG Sponsored ADR	236,700	2,849,868
*	Deutsche Wohnen AG	34,652	499,380
	Deutz AG	41,918	91,293
#	Douglas Holding AG	19,193	748,154
#	Dr. Hoenle AG	3,148	17,479
	Drillisch AG	19,994	28,500
	Duerr AG	4,628	57,292
	DVB Bank SE	14,830	502,876
	E.ON AG	125,088	4,056,327
	E.ON AG Sponsored ADR	218,470	6,997,594
	Eckert & Ziegler AG	1,958	16,492
	Elexis AG	3,822	31,111
*	Elmos Semiconductor AG	8,510	21,845
	ElreingKlinger AG	2,966	25,824
* #	EM. Sports Media AG	44,822	154,338
* #	Escada AG	4,550	18,584
	Euwax AG	1,099	65,594
* #	Evotec AG	142,137	133,563
	Fielmann AG	3,194	204,517
#	Fraport AG	35,566	1,330,525
*	Freenet AG	24,617	117,210
	Fresenius Medical Care AG & Co.	1,707	76,357
	Fresenius Medical Care AG & Co. KGaA ADR	26,500	1,186,140
*	Fresenius SE	2,624	128,861
*	Fresenius SE	7,660	423,553
#	Fuchs Petrolub AG	1,249	49,875
	GEA Group AG	97,502	1,127,685
#	Generali Deutschland Holding AG	6,861	548,197
*	Gerresheimer AG	18,273	373,123
	Gerry Weber International AG	3,768	85,918
	Gesco AG	1,880	86,291

	GFK AG	11,158	227,809
*	GFT Technologies AG	10,996	16,874
	Gildemeister AG	18,064	135,858
* #	GPC Biotech AG	10,604	12,123
	Grammer AG	8,986	71,449
	Grenkeleasing AG	6,246	166,951
	Hannover Rueckversicherung AG	65,961	1,972,496
	Hawesko Holding AG	1,492	33,908
#	Heidelberger Druckmaschinen AG	41,525	165,668
#	Heidelberger Zement AG	9,945	383,142
	Henkel AG & Co KGaA	22,389	521,513
	Hochtief AG	21,680	745,322
* #	IDS Scheer AG	24,401	176,792
	Indus Holding AG	15,771	213,592
* #	Infineon Technologies AG	200,815	178,974
*	Infineon Technologies AG ADR	357,400	307,364
*	Integralis AG	1,197	3,386
	INTERSEROH SE	5,028	229,656
#	Isra Vision Systems AG	1,054	9,209
#	IVG Immobilien AG	128,219	774,882
* #	Jenoptik AG	45,884	294,276
	K&S AG	16,888	797,986
#	Kizoo AG	9,741	56,022
	Kloeckner & Co. SE	22,328	317,552
	Kontron AG	32,575	275,127
	Krones AG	9,728	337,118
	KSB AG	214	87,179
#	Kuka AG	15,647	194,074
	KWS Saat AG	2,023	250,911
	Lanxess AG	110,432	1,610,725
*	Leifheit AG	465	3,313
#	Leoni AG	19,150	221,714
	Linde AG	41,619	2,794,569
	Loewe AG	5,490	49,584
	LPKF Laser & Electronics AG	6,673	14,504
	MAN AG	32,647	1,424,262
*	Manz Automation AG	182	6,849
	MasterFlex AG	2,147	16,456
*	Mediclin AG	13,261	46,096
* #	Medigene AG	12,110	65,805
#	Medion AG	34,462	260,389
	Merck KGaA	15,568	1,321,993
	Metro AG	29,538	1,068,989
#	MLP AG	11,955	130,917
*	Mologen AG	50	390
*	Morphosys AG	6,729	140,724
	MTU Aero Engines Holding AG	19,518	544,848
	Muehlabauer Holdings AG & Co. KGaA	1,362	30,735
	Munchener Rueckversicherungs-Gesellschaft AG	43,657	5,765,583
	MVV Energie AG	13,093	546,593
	Nemetschek AG	1,657	17,517
#	Norddeutsche Affinerie AG	34,152	1,028,265

* #	Nordex AG	5,069	57,784
	OHB Technology AG	2,466	21,089
	Oldenburgische Landesbank AG	1,147	76,744
	PC-Ware AG	2,894	60,941
	Pfeiffer Vacuum Technology AG	1,165	58,710
#	Pfleiderer AG	45,779	282,585
* #	Plambeck Neue Energien AG	38,299	91,328
*	Plasmaselect AG	3,271	2,160
* #	Porsche Automobil Holding SE	38,649	2,265,151
	Praktiker Bau- und Heimwerkermaerkte Holding AG	58,791	439,139
* #	Premiere AG	34,969	129,069
	Progress-Werk Oberkirch AG	638	15,634
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	4,433	22,802
*	Pulsion Medical Systems AG	6,376	15,408
	Puma AG Rudolf Dassler Sport	2,392	429,646
*	PVA TePla AG	2,469	7,826
* #	Q-Cells SE	8,657	211,288
* #	QIAGEN NV	70,402	1,197,641
*	QSC AG	83,054	114,212
	R. Stahl AG	1,992	41,590
#	Rational AG	689	58,436
	REALTECH AG	2,321	14,427
	Renk AG	322	21,044
* #	REpower Systems AG	1,223	180,544
	Rheinmetall AG	47,546	1,476,550
	Rhoen-Klinikum AG	31,205	625,999
*	Roth & Rau AG	3,574	58,877
	RWE AG	16,677	1,302,144
	Salzgitter AG	28,639	2,075,352
	SAP AG	496	17,489
#	SAP AG Sponsored ADR	28,492	1,008,047
	Sartorius AG	986	13,714
	Schlott Sebaldus AG	17,833	204,953
* #	SGL Carbon AG	9,570	207,278
#	Siemens AG Sponsored ADR	125,474	7,034,072
	Silicon Sensor International AG	1,741	8,300
* #	Singulus Technologies AG	20,423	70,532
	Sixt AG	4,015	49,572
	Software AG	7,016	427,556
* #	Solar Millennium AG	2,413	32,526
* #	Solarworld AG	24,861	521,273
* #	Solon SE	6,251	75,912
	Stada Arzneimittel AG	45,278	1,108,413
	STINAG Stuttgarter Invest AG	2,186	47,310
	Stratec Biomedical Systems AG	1,763	26,450
#	Suedzucker AG	87,688	1,380,818
*	Suess Microtec AG	7,173	11,484
	Symrise AG	79,251	743,502
	Takkt AG	8,273	80,660
	Technotrans AG	3,213	15,374
	Telegate AG	785	6,839
#	ThyssenKrupp AG	120,923	2,461,667

*	Tognum AG	14,475	160,108
	TUI AG	143,630	1,196,705
#	UCB SA	546	16,996
	Umweltbank AG	1,686	31,269
	United Internet AG	42,521	309,199
* #	Versatel AG	13,576	190,263
	Vivacon AG	23,307	74,103
	Vossloh AG	4,109	415,808
	Wacker Chemie AG	4,803	343,930
#	Wacker Construction Equipment AG	32,423	236,631
*	Washtec AG	55,323	389,062
#	Wincor Nixdorf AG	6,600	312,178
* #	Wirecard AG	13,616	76,662
	Wuerttembergische Lebensversicherung AG	2,738	58,731
	Wuerttembergische Metallwarenfabrik AG	1,571	39,168
TOTAL COMMON STOCKS			130,254,884

RIGHTS/WARRANTS — (0.0%)
*	Eckert & Ziegler AG Rights 02/03/09	1,958	800

TOTAL — GERMANY			130,255,684

GREECE — (0.8%)
COMMON STOCKS — (0.8%)
*	Aegek S.A.	562,901	85,977
	Agricultural Bank of Greece S.A.	182,923	284,021
	Alapis Holdings Industrial & Commercial S.A.	1,407,074	1,090,710
	Alfa-Beta Vassilopoulos S.A.	608	21,289
	Alpha Bank A.E.	111,537	932,197
	Alumil Milonas Aluminum Industry S.A.	6,033	8,312
	Anek Lines S.A.	168,991	159,484
	Aspis Bank S.A.	15,502	15,953
*	Astir Palace Hotels S.A.	16,370	61,371
	Athens Medical Center S.A.	29,425	44,153
	Attica Bank S.A.	21,831	61,859
	Atti-Kat S.A.	21,980	6,424
	Autohellas S.A.	10,676	17,019
*	Babis Vovos International Construction S.A.	1,840	12,482
*	Balkan Real Estate S.A.	7,486	16,466
	Bank of Greece	11,190	564,088
	Coca-Cola Hellenic Bottling Co. S.A.	7,674	104,883
	Coca-Cola Hellenic Bottling Co. S.A. ADR	47,100	647,154
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	55,174	120,110
	EFG Eurobank Ergasias S.A.	109,786	686,585
	Elastron S.A.	9,508	6,784
	Elektrak S.A.	4,469	15,010
	Ellaktor S.A.	130,252	653,314
*	Elval Aluminum Process Co.	6,283	7,115
*	Emporiki Bank of Greece S.A.	14,922	102,539
	ETEM S.A.	6,622	5,072
	Euro Reliance General Insurance Co. S.A.	9,660	8,721

	Euromedica S.A.	8,120	50,681
	EYDAP Athens Water Supply & Sewage Co. S.A.	20,771	152,877
*	Forthnet S.A.	498,469	475,205
	Fourlis Holdings S.A.	10,555	72,328
	Frigoglass S.A.	3,511	14,274
	GEK Terna Holding Real Estate Construction S.A.	28,897	122,514
*	Geniki Bank	266,279	456,740
	Halkor S.A.	33,980	30,223
	Hellenic Cables S.A.	4,830	7,742
	Hellenic Duty Free Shops S.A.	1,480	8,659
	Hellenic Exchanges S.A.	10,940	69,929
	Hellenic Petroleum S.A.	156,821	1,127,808
*	Hellenic Sugar Industry S.A.	5,435	8,231
	Hellenic Telecommunication Organization Co. S.A.	9,070	137,200
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	785,288
	Heracles General Cement Co. S.A.	11,802	85,182
	Iaso S.A.	17,190	90,580
	Inform P. Lykos S.A.	12,414	26,531
*	Intracom Holdings S.A.	51,152	43,486
	Intracom Technical & Steel Constructions S.A.	4,210	2,031
	J&P-Avax S.A.	183,215	481,219
	Kathimerini Publishing S.A.	3,935	27,906
	Lambrakis Press S.A.	118,414	308,394
*	Lavipharm S.A.	15,466	17,263
*	Loulis Mills S.A.	2,024	6,468
*	M.J. Mailis S.A.	12,070	3,824
*	Marfin Financial Group S.A.	488,727	1,802,328
*	Maritime Company of Lesvos S.A.	43,362	26,650
	Metka S.A.	4,852	38,575
	Michaniki S.A.	24,992	39,363
	Motodynamic S.A.	487	1,156
	Motor Oil (Hellas) Corinth Refineries S.A.	8,776	85,461
	Mytilineos Holdings S.A.	80,706	403,073
	National Bank of Greece S.A.	12,033	200,482
#	National Bank of Greece S.A. ADR	987,092	3,198,178
	Nirefs Acquaculture S.A.	16,373	11,825
	OPAP S.A.	20,591	599,053
	Piraeus Bank S.A.	145,264	960,012
	Piraeus Port Authority S.A.	4,497	55,994
	Proton Bank S.A.	24,501	20,889
	Public Power Corp. S.A.	30,490	510,375
	Real Estate Development & Services S.A.	9,620	24,748
	S&B Industrial Minerals S.A.	7,818	65,306
	Sarantis S.A.	3,070	16,072
	Sfakianakis S.A.	6,016	10,495
	Sidenor Steel Products Manufacturing Co. S.A.	24,982	83,668
*	Singularlogic S.A.	10,740	25,932
	StMicroelectronics NV ADR	332,630	1,719,697
*	Technical Olympic S.A.	26,803	6,826
	Teletypos S.A. Mega Channel	10,729	59,857
	Thessaloniki Port Authority S.A.	794	9,479

	Titan Cement Co. S.A.	44,146	804,561
	TT Hellenic Postbank S.A.	37,897	224,332
	Viohalco S.A.	82,569	403,479
*	Vioter S.A.	31,659	17,702

TOTAL — GREECE			21,777,243

HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
	Aeon Stores Hong Kong Co., Ltd.	32,000	34,828
	Alco Holdings, Ltd.	60,000	9,757
	Allied Group, Ltd.	70,000	116,312
	Allied Properties, Ltd.	1,580,000	140,299
	Amax Entertainment Holdings, Ltd.	247,000	6,352
	Asia Financial Holdings, Ltd.	246,000	65,925
	Asia Standard Hotel	2,661,648	11,503
	Asia Standard International Group, Ltd.	1,667,440	13,894
	ASM Pacific Technology, Ltd.	21,500	65,489
*	Associated International Hotels	65,000	116,298
#	Bank of East Asia, Ltd.	338,190	670,599
	BOC Hong Kong (Holdings), Ltd.	178,000	181,582
	Bossini International Holdings, Ltd.	530,000	12,979
*	Brightoil Petroleum Holdings, Ltd.	318,000	46,547
*	Burwill Holdings, Ltd.	1,209,600	22,814
#	C C Land Holdings, Ltd.	1,004,000	245,755
#	Cafe de Coral Holdings, Ltd.	120,000	231,328
*	Capital Estate, Ltd.	5,495,000	18,105
#	Capital Strategic Investment, Ltd.	1,490,000	21,903
	Cathay Pacific Airways, Ltd.	745,000	864,019
* #	CATIC International Holdings, Ltd.	2,160,000	33,407
	CCT Telecom Holdings, Ltd.	156,000	8,940
	Celestial Asia Securities Holdings, Ltd.	32,000	3,547
	Century City International Holdings, Ltd.	601,600	23,523
	Champion Technology Holdings, Ltd.	656,892	20,752
	Chen Hsong Holdings, Ltd.	148,000	26,244
	Cheuk Nang (Holdings), Ltd.	28,074	4,081
	Cheung Kong Holdings, Ltd.	248,000	2,288,208
	Cheung Kong Infrastructure Holdings, Ltd.	117,000	437,344
	Chevalier International Holdings, Ltd.	62,000	28,653
*	Chia Tai Enterprises International, Ltd.	440,000	4,934
*	China Citic Bank	193,000	71,605
*	China Energy, Ltd.	890,000	94,831
	China Hong Kong Photo Products Holdings, Ltd.	370,000	17,286
*	China Infrastructure Investment, Ltd.	886,000	18,199
	China Metal International Holdings, Ltd.	340,000	34,698
*	China Motion Telecom International, Ltd.	490,000	4,670
* #	China Renji Medical Group, Ltd.	3,762,000	13,868
*	China Resources Gas Group, Ltd.	27,800	9,217
*	China Resources Microelectronics, Ltd.	500,400	7,940
*	China Sci-Tech Holdings, Ltd.	1,840,000	13,938
* #	China Seven Star Shopping, Ltd.	3,480,000	21,734
*	China Solar Energy Holdings, Ltd.	2,070,000	13,241

	China Timber Resources Group, Ltd.	3,200,000	17,453
*	China WindPower Group, Ltd.	593,400	16,381
*	China Yunnan Tin Minerals Group	764,000	12,112
*	China Zenith Chemical Group, Ltd.	920,000	20,538
	China Zirconium, Ltd.	29,200	10,689
*	Chinese People Holdings Co., Ltd.	390,000	6,035
#	Chong Hing Bank, Ltd.	221,000	255,552
	Chow Sang Sang Holdings	274,000	143,854
	Chu Kong Shipping Development	196,000	19,106
	Chuang’s China Investments, Ltd.	299,000	6,474
	Chuang’s Consortium International, Ltd.	346,340	16,036
	Chun Wo Development Holdings, Ltd.	242,000	10,107
	Chung Tai Printing Holdings, Ltd.	2,040,000	19,100
	City Telecom, Ltd. ADR	5,412	13,151
*	Clear Media, Ltd.	64,000	12,198
	CLP Holdings, Ltd.	95,500	646,403
*	Coastal Greenland, Ltd.	1,470,000	57,802
	COL Capital, Ltd.	64,000	3,274
	Coslight Technology International Group, Ltd.	128,000	56,086
	Cosmos Machinery Enterprises, Ltd.	250,000	10,399
	Cross-Harbour Holdings, Ltd.	34,000	27,601
*	Culturecom Holdings, Ltd.	379,800	25,390
	Dah Sing Banking Group, Ltd.	159,366	112,833
	Dah Sing Financial Holdings, Ltd.	67,600	165,355
*	Daisho Microline Holdings, Ltd.	152,000	5,982
*	Dan Form Holdings Co., Ltd.	329,000	15,048
	Daphne International Holdings, Ltd.	150,000	22,380
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	25,846
	Dickson Concepts International, Ltd.	119,000	30,448
	DVN Holdings, Ltd.	177,000	4,153
	Dynamic Holdings, Ltd.	28,000	4,368
	Eagle Nice (International) Holdings, Ltd.	162,000	21,160
*	Easyknit Enterprises Holdings, Ltd.	26,400	478
	EcoGreen Fine Chemical Group	92,000	13,557
*	Eforce Holdings, Ltd.	60,000	1,997
*	EganaGoldpfeil Holdings, Ltd.	209,588	17,839
*	Emperor Capital Group, Ltd.	22,800	615
	Emperor Entertainment Hotel, Ltd.	310,000	16,301
	Emperor International Holdings, Ltd.	622,000	52,296
*	ENM Holdings, Ltd.	328,000	5,486
	Esprit Holdings, Ltd.	59,400	315,298
*	eSun Holdings, Ltd.	171,000	27,204
*	Extrawell Pharmaceutical Holdings, Ltd.	170,000	43,189
	Fairwood Holdings, Ltd.	35,000	24,217
#	Far East Consortium	529,250	62,743
	First Natural Foods Holdings, Ltd.	225,000	8,560
	First Pacific Co., Ltd.	892,000	320,872
	Fong’s Industries Co., Ltd.	64,000	10,911
*	Foundation Group, Ltd.	650,000	8,190
	Fountain Set Holdings, Ltd.	262,000	10,691
*	Foxconn International Holdings, Ltd.	1,013,000	370,583
*	Frasers Property China, Ltd.	1,240,000	11,881

#	Fubon Bank Hong Kong, Ltd.	304,000	82,545
	Fujikon Industrial Holdings, Ltd.	128,000	21,186
* #	Galaxy Entertainment Group, Ltd.	957,000	156,065
*	Genesis Energy Holdings, Ltd.	1,325,000	30,244
#	Get Nice Holdings, Ltd.	954,000	24,792
	Giordano International, Ltd.	604,000	143,290
*	Global Green Tech Group, Ltd.	246,000	8,461
	Glorious Sun Enterprises, Ltd.	122,000	29,701
	Golden Resorts Group, Ltd.	1,662,000	21,532
	Golden Resources Development International, Ltd.	330,000	8,675
*	Goldin Properties Holdings, Ltd.	192,000	103,697
	Grande Holdings, Ltd.	54,000	6,714
	Great Eagle Holdings, Ltd.	165,011	201,672
	Guangnan Holdings, Ltd.	146,000	13,932
	Hang Fung Gold Technology, Ltd.	250,000	20,956
	Hang Lung Group, Ltd.	472,000	1,520,257
	Hang Lung Properties, Ltd.	444,000	998,131
	Hang Seng Bank, Ltd.	24,100	290,170
*	Hans Energy Co., Ltd.	232,000	6,035
	Harbour Centre Development, Ltd.	24,000	25,332
#	Henderson Investment, Ltd.	477,000	32,271
	Henderson Land Development Co., Ltd.	328,692	1,255,549
*	Heng Tai Consumables Group, Ltd.	580,000	35,384
* #	Hi Sun Technology (China), Ltd.	936,000	85,459
#	HKR International, Ltd.	434,133	95,372
	Hon Kwok Land Investment Co., Ltd.	118,000	18,588
	Hong Kong and China Gas Co., Ltd.	200,390	326,204
	Hong Kong and Shanghai Hotels, Ltd.	209,581	153,707
#	Hong Kong Electric Holdings, Ltd.	106,000	620,866
#	Hong Kong Exchanges & Clearing, Ltd.	47,600	408,847
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	8,547
	Hongkong Chinese, Ltd.	475,700	40,999
	Hop Fung Group Holdings, Ltd.	30,000	1,876
#	Hopewell Highway Infrastructure, Ltd.	207,000	124,121
	Hopewell Holdings, Ltd.	397,000	1,301,068
	Hsin Chong Construction Group, Ltd.	280,000	19,994
	Huabao International Holdings, Ltd.	125,000	80,022
	Huafeng Group Holdings, Ltd.	583,800	11,491
	Hung Hing Printing Group, Ltd.	64,524	8,753
	Hutchison Harbour Ring, Ltd.	3,618,000	269,050
	Hutchison Telecommunications International, Ltd.	363,000	90,867
	Hutchison Whampoa, Ltd.	544,000	2,768,030
	Hysan Development Co., Ltd.	55,605	90,191
	I.T., Ltd.	316,000	17,961
	I-Cable Communications, Ltd.	85,000	6,352
*	IDT International, Ltd.	612,000	12,858
*	Imagi International Holdings, Ltd.	64,000	2,806
	Industrial & Commercial Bank of China (Asia), Ltd.	142,890	132,728
	Integrated Distribution Services Group, Ltd.	21,000	22,664
*	Interchina Holdings Co., Ltd.	3,390,000	13,724
	IPE Group, Ltd.	325,000	13,496
	ITC Corp., Ltd.	431,131	5,097

*	ITC Properties Group, Ltd.	1,660,000	8,082
	Jinhui Holdings Co., Ltd.	86,000	10,288
	Johnson Electric Holdings, Ltd.	1,154,500	243,615
	K Wah International Holdings, Ltd.	563,882	74,967
*	Kai Yuan Holdings, Ltd.	2,080,000	70,335
	Kantone Holdings, Ltd.	528,073	12,213
*	Karl Thomson Holdings, Ltd.	180,000	8,613
	Keck Seng Investments	126,000	34,264
	Kerry Properties, Ltd.	226,583	530,350
	Kin Yat Holdings, Ltd.	148,000	24,351
	Kingboard Chemical Holdings, Ltd.	304,500	490,195
#	Kingboard Laminates Holdings, Ltd.	665,000	164,939
#	Kowloon Development Co., Ltd.	477,000	202,385
*	Lai Sun Development Co., Ltd.	2,373,000	35,065
*	Lai Sun Garment International, Ltd.	432,000	12,685
	Le Saunda Holdings, Ltd.	200,000	14,788
#	Lee & Man Paper Manufacturing, Ltd.	245,600	113,160
	Lerado Group Holding Co.	408,000	20,851
#	Li & Fung, Ltd.	131,600	261,787
#	Lifestyle International Holdings, Ltd.	151,000	121,947
	Lippo, Ltd.	130,000	24,290
	Liu Chong Hing Investment, Ltd.	124,000	50,430
	Luen Thai Holdings, Ltd.	230,000	13,779
	Luk Fook Holdings (International), Ltd.	110,000	24,156
#	Luks Industrial Group, Ltd.	110,000	30,262
*	Lung Cheong International Holdings, Ltd.	1,224,000	9,687
	Lung Kee (Bermuda) Holdings, Ltd.	168,000	47,895
* #	Macau Success, Ltd.	260,000	14,273
	Magnificent Estates, Ltd.	2,312,000	20,148
	Man Yue International Holdings, Ltd.	220,000	16,698
*	Media China Co., Ltd.	3,400,000	16,803
#	Melco International Development, Ltd.	1,887,000	541,350
	Midland Holdings, Ltd.	278,000	81,991
*	Ming An Holdings Co., Ltd.	150,000	15,864
	Miramar Hotel & Investment	87,000	60,459
* #	Mongolia Energy Corp., Ltd.	731,000	200,775
	MTR Corp., Ltd.	347,489	829,898
	Nam Tai Electronic & Electrical Products, Ltd.	213,000	20,217
	Nanyang Holdings	4,000	4,191
	Natural Beauty Bio-Technology, Ltd.	370,000	53,717
*	Neptune Group, Ltd.	300,000	1,565
*	New Century Group Hong Kong, Ltd.	487,200	5,615
#	New World China Land, Ltd.	706,800	176,157
#	New World Development Co., Ltd.	1,355,974	1,285,334
	Next Media, Ltd.	270,000	30,370
	Norstar Founders Group, Ltd.	420,000	39,540
	NWS Holdings, Ltd.	291,986	356,113
	Oriental Press Group	536,000	46,609
	Oriental Watch Holdings	132,000	17,041
	Pacific Andes International Holdings, Ltd.	728,233	57,717
	Pacific Basin Shipping, Ltd.	712,000	365,067
*	Pacific Century Premium Developments, Ltd.	1,946,000	387,751

	Paliburg Holdings, Ltd.	270,790	37,451
	PCCW, Ltd.	375,000	193,054
	PCCW, Ltd. Sponsored ADR	7,400	37,740
* #	Peace Mark Holdings, Ltd.	308,000	59,580
	Pico Far East Holdings, Ltd.	414,000	25,145
	Playmates Holdings, Ltd.	45,400	5,534
* #	Playmates Toys, Ltd.	45,400	399
*	PME Group, Ltd.	250,000	4,532
*	Pokphand (C.P.) Co., Ltd.	1,200,000	25,188
#	Ports Design, Ltd.	61,500	62,120
	Public Financial Holdings, Ltd.	304,000	108,635
*	PYI Corp., Ltd.	433,990	19,166
	Raymond Industrial, Ltd.	77,000	6,036
	Regal Hotels International Holdings, Ltd.	645,400	151,746
	Road King Infrastructure, Ltd.	99,000	34,857
	Sa Sa International Holdings, Ltd.	224,000	60,050
	Samson Paper Holdings, Ltd.	214,000	10,980
	Sea Holdings, Ltd.	126,000	37,426
*	Shanghai Allied Cement, Ltd.	96,000	3,151
* #	Shanghai Zenghai Property, Ltd.	2,525,000	41,175
#	Shangri-La Asia, Ltd.	600,000	698,797
	Shaw Brothers Hong Kong, Ltd.	57,000	94,794
#	Shell Electric Manufacturing Co., Ltd.	82,000	22,992
	Shenyin Wanguo, Ltd.	195,000	69,418
	Shui On Construction & Materials, Ltd.	100,000	68,327
#	Shun Tak Holdings, Ltd.	1,088,000	394,832
	Silver Grant International	186,000	17,347
#	Singamas Container Holdings, Ltd.	214,000	23,116
*	Sino Gas Group, Ltd.	480,000	6,900
	Sino Land Co., Ltd.	470,737	451,342
*	Sino-i Technology, Ltd.	3,520,000	17,585
*	Skyfame Realty Holdings, Ltd.	240,000	10,444
	Smartone Telecommunications Holdings, Ltd.	152,000	116,385
#	Solomon Systech International, Ltd.	1,154,000	26,465
*	Starlight International Holdings	157,500	3,606
	Stelux Holdings International, Ltd.	359,000	23,992
#	Sun Hung Kai & Co., Ltd.	396,000	237,856
	Sun Hung Kai Properties, Ltd.	238,000	2,108,531
	SW Kingsway Capitol Holdings, Ltd.	1,004,000	10,944
	Symphony Holdings, Ltd.	682,000	19,167
	Synergis Holdings, Ltd.	62,440	4,459
* #	Tack Fat Group	552,000	28,475
	Tai Cheung Holdings	269,000	92,615
	Tai Fook Securities Group, Ltd.	177,493	25,999
*	Tak Shun Technology Group, Ltd.	13,510,000	81,030
	Tak Sing Alliance Holdings	186,000	8,036
	Tan Chong International, Ltd.	324,000	36,995
*	TCC International Holdings, Ltd.	170,720	38,494
#	Techtronic Industries Co., Ltd.	845,000	276,640
	Television Broadcasts, Ltd.	70,000	247,758
	Texhong Textile Group, Ltd.	168,000	10,174
	Texwinca Holdings, Ltd.	184,000	78,753

*	Titan Petrochemicals Group, Ltd.	1,160,000	16,339
	Tongda Group Holdings, Ltd.	1,100,000	8,168
	Top Form International, Ltd.	178,000	5,748
	Transport International Holdings, Ltd.	97,200	225,571
	Truly International Holdings	108,000	52,827
	Tungtex (Holdings) Co., Ltd.	174,000	21,369
*	United Power Investment, Ltd.	804,000	10,408
*	U-Right International Holdings, Ltd.	1,502,000	2,712
	USI Holdings, Ltd.	182,000	25,147
	Varitronix International, Ltd.	114,000	28,870
	Vedan International (Holdings), Ltd.	468,000	24,859
	Victory City International Holdings, Ltd.	696,012	39,135
	Vitasoy International Holdings, Ltd.	264,000	107,958
* #	VODone, Ltd.	752,000	14,285
*	Vongroup, Ltd.	990,000	10,139
*	VST Holdings, Ltd.	422,000	23,166
#	Vtech Holdings, Ltd.	45,000	172,183
	Wai Kee Holdings, Ltd.	92,000	8,488
	Wang On Group, Ltd.	1,680,000	4,921
	Wharf Holdings, Ltd.	424,750	1,049,550
	Wheelock and Co., Ltd.	499,000	877,732
#	Wheelock Properties, Ltd.	560,000	208,469
*	Willie International Holdings, Ltd.	300,496	22,367
	Wing Hang Bank, Ltd.	43,500	210,273
	Wing On Co. International, Ltd.	63,000	63,913
	Wong’s Kong King International (Holdings), Ltd.	110,000	8,110
*	Wonson International Holdings, Ltd.	2,000,000	4,857
#	Xinyi Glass Holding Co., Ltd.	372,000	94,573
	Yau Lee Holdings, Ltd.	218,000	18,934
	Yip’s Chemical Holdings, Ltd.	192,000	49,591
#	Yue Yuen Industrial (Holdings), Ltd.	296,000	539,506
	Yugang International, Ltd.	1,294,000	8,740
TOTAL COMMON STOCKS			38,557,482

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Rights 08/27/10	514,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	322,140	—
*	COL Capital, Ltd. Warrants 07/27/09	64,000	83
*	Golden Resorts Group, Ltd. Rights 06/10/10	332,400	429
*	ITC Corp., Ltd. Warrants 11/04/09	86,226	167
*	ITC Properties Group, Ltd. Warrants 02/04/10	332,000	428
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	13,200	—
*	Samson Paper Holdings, Ltd. Warrants 06/04/10	35,666	175
TOTAL RIGHTS/WARRANTS			1,282

TOTAL — HONG KONG			38,558,764

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Abbey P.L.C.	2,280	9,622
*	Aer Lingus Group P.L.C.	107,463	138,382

#	Allied Irish Banks P.L.C. Sponsored ADR	202,932	556,034
	Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	46,080
*	Anglo Irish Bank Corp. P.L.C. (B076LH4)	457,521	127,120
	Bank of Ireland P.L.C.	31,102	25,067
#	Bank of Ireland P.L.C. Sponsored ADR	125,124	375,372
*	BlackRock International Land P.L.C.	9,347	465
	C&C Group P.L.C. (B010DT8)	24,181	24,161
	C&C Group P.L.C. (B011Y09)	239,375	238,985
	CRH P.L.C.	31,716	743,668
	CRH P.L.C. Sponsored ADR	121,777	2,892,204
	DCC P.L.C. (0242493)	25,457	377,594
	DCC P.L.C. (4189477)	40,905	606,054
*	Dragon Oil P.L.C. (0059079)	78,269	176,227
*	Dragon Oil P.L.C. (5323218)	119,516	269,735
*	Elan Corp. P.L.C.	11,725	84,291
*	Elan Corp. P.L.C. Sponsored ADR	164,900	1,192,227
	FBD Holdings P.L.C.	18,709	191,379
	Fyffes P.L.C.	123,538	38,743
	Glanbia P.L.C.	43,252	147,113
	Grafton Group P.L.C.	167,380	337,048
	Greencore Group P.L.C.	113,610	119,149
	IFG Group P.L.C.	12,005	9,509
	Independent News & Media P.L.C. (0461481)	68,457	23,618
	Independent News & Media P.L.C. (4699103)	86,501	29,867
	Irish Continental Group P.L.C. (3333651)	12,414	262,264
*	Irish Continental Group P.L.C. (3339455)	50,870	1,075,678
	Irish Life & Permanent P.L.C.	255,435	538,921
*	Kenmare Resources P.L.C.	162,347	21,680
	Kerry Group P.L.C.	76,886	1,439,620
	Kingspan Group P.L.C. (0492793)	19,320	66,228
	Kingspan Group P.L.C. (4491235)	81,339	278,322
*	Lantor	3,500	—
	McInerney Holdings P.L.C.	94,047	14,385
	Paddy Power P.L.C. (0258810)	7,672	106,744
	Paddy Power P.L.C. (4828974)	5,146	71,471
	Readymix P.L.C.	8,287	2,341
	Smurfit Kappa Group P.L.C.	111,217	252,285
	Total Produce P.L.C.	9,347	3,422
	United Drug P.L.C. (3302480)	67,940	201,530
	United Drug P.L.C. (3335969)	91,203	270,790
*	Waterford Wedgwood P.L.C.	303,747	389
TOTAL COMMON STOCKS			13,385,784

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	3,500	—

TOTAL — IRELAND			13,385,784

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
*	A.S. Roma SpA	182,151	155,552

	A2A SpA	342,094	593,977
	ACEA SpA	33,267	399,312
	Acegas-APS SpA	12,679	74,039
	Actelios SpA	326,728	1,219,754
*	Aedes SpA	15,702	8,497
	Alleanza Assicurazioni SpA	110,962	752,649
#	Amplifon SpA	31,608	34,514
*	Ansaldo STS SpA	3,631	44,014
*	Antichi Pellettieri SpA	1,703	4,772
	Assicurazioni Generali SpA	66,912	1,392,087
	Astaldi SpA	31,316	141,971
	Atlantia SpA	20,418	298,320
#	Autogrill SpA	43,454	254,751
#	Azimut Holding SpA	27,663	141,694
* #	Banca Carige SpA	463,847	1,071,974
#	Banca Finnat Euramerica SpA	48,133	30,720
	Banca Generali SpA	8,225	28,850
	Banca Ifis SpA	4,034	30,870
	Banca Intermobiliare SpA	330,957	1,130,700
*	Banca Italease SpA	54,907	134,066
	Banca Monte Dei Paschi di Siena SpA	930,930	1,335,061
	Banca Piccolo Credito Valtellinese Scarl SpA	118,384	1,087,720
	Banca Popolare dell’Etruria e del Lazio Scarl	430,153	2,206,891
	Banca Popolare di Milano Scarl	521,464	2,660,973
	Banca Profilo SpA	12,834	7,368
	Banco di Desio e della Brianza SpA	23,418	136,926
	Banco Popolare Scarl	348,869	1,989,718
#	Beghelli SpA	52,121	31,965
	Benetton Group SpA	36,671	267,396
	Benetton Group SpA Sponsored ADR	3,400	49,758
	Biesse SpA	3,460	18,423
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	751	27,098
	Brembo SpA	26,257	113,646
	Bulgari SpA	66,149	273,342
	Buzzi Unicem SpA	88,359	1,100,596
	C.I.R. SpA - Compagnie Industriali Riunite	256,808	256,744
	Caltagirone Editore SpA	193,817	509,761
	Carraro SpA	17,474	59,998
	Cembre SpA	4,534	18,534
	Cementir SpA	71,232	199,031
	Centrale del Latte di Torino & Co. SpA	5,071	13,376
	Class Editore SpA	14,430	11,289
	Credito Artigiano SpA	42,246	107,950
	Credito Bergamasco SpA	7,858	216,807
	Credito Emiliano SpA	71,128	315,944
	Danieli & Co. SpA	6,865	62,757
	Davide Campari - Milano SpA	86,512	489,392
	De Longhi SpA	19,764	33,296
*	DiaSorin SpA	1,982	35,899
*	Digital Multimedia Technologies SpA	3,548	40,606
*	EEMS Italia SpA	16,551	17,675
*	Elica SpA	18,438	17,221

#	Emak SpA	5,067	24,946
	Enel SpA	285,038	1,598,821
	Eni SpA	2,426	51,313
#	Eni SpA Sponsored ADR	109,650	4,648,064
	ERG SpA	33,930	403,275
*	ErgyCapital SpA	363	179
	Esprinet SpA	11,295	55,291
*	Eurotech SpA	23,270	65,807
*	Fastweb SpA	14,048	348,351
	Fiat SpA	143,271	697,568
	Fiat SpA Sponsored ADR	8,900	43,610
*	Fiera Milano SpA	2,610	13,912
	Finmeccanica SpA	155,616	2,434,203
	Fondiaria - Sai SpA	43,461	677,938
*	Gemina SpA	751,677	367,000
	Geox SpA	33,201	183,925
	Gewiss SpA	10,441	35,330
	Granitifiandre SpA	4,023	15,427
	Gruppo Ceramiche Ricchetti SpA	13,234	16,158
*	Gruppo Coin SpA	14,876	35,401
	Gruppo Editoriale L’Espresso SpA	64,105	78,501
	Hera SpA	351,113	638,916
	Immsi SpA	227,369	200,583
* #	Impregilo SpA	179,268	454,945
	Indesit Co. SpA	29,784	112,845
	Industria Macchine Automatique SpA	2,112	33,705
	Intek SpA	194,987	77,191
	Interpump Group SpA	7,699	31,458
	Intesa Sanpaolo SpA	2,143,093	6,754,056
	Intesa Sanpaolo SpA Sponsored ADR	13,817	261,141
	Iride SpA	123,354	132,055
*	Isagro SpA	4,547	18,896
#	Italcementi SpA	57,247	534,817
	Italmobiliare SpA	5,314	186,629
*	Juventus Football Club SpA	428,979	438,581
	KME Group SpA	110,086	80,155
	Lottomatica SpA	24,899	459,349
	Luxottica Group SpA	1,585	22,399
	Luxottica Group SpA Sponsored ADR	9,300	132,246
	Mariella Burani SpA	2,897	33,611
	Marr SpA	9,000	60,923
	Mediaset SpA	124,234	604,817
#	Mediobanca SpA	152,126	1,380,077
	Mediolanum SpA	49,569	191,777
	Meliorbanca SpA	21,170	86,419
	Milano Assicurazioni SpA	190,967	519,049
	Mirato SpA	4,604	28,011
	Mondadori (Arnoldo) Editore SpA	40,387	174,966
*	Montefibre SpA	52,254	10,609
*	Nice SpA	14,465	35,399
#	PanariaGroup Industrie Ceramiche SpA	6,725	18,511
	Parmalat SpA	1,054,429	1,698,645

	Permasteelisa SpA	6,148	72,823
*	Piaggio & C SpA	66,895	92,013
*	Pininfarina SpA	3,278	12,717
	Pirelli & C.Real Estate SpA	7,825	41,642
	Pirelli & Co. SpA	3,515,315	1,005,738
	Premafin Finanziaria SpA	123,720	219,876
*	Prysmian SpA	46,647	588,942
	Recordati SpA	38,619	194,891
*	Reno de Medici SpA	192,508	36,898
*	Risanamento Napoli SpA	15,429	7,491
#	Sabaf SpA	1,075	16,708
	SAES Getters SpA	1,863	14,502
#	Safilo Group SpA	77,274	69,223
	Saipem SpA	17,179	261,750
	Saras SpA	106,927	351,659
	SAVE SpA	100,189	442,337
*	Seat Pagine Gialle SpA	5,017,496	321,141
*	Snai SpA	51,527	134,730
	Snam Rete Gas SpA	90,001	468,853
*	Snia SpA	59,435	11,380
	Societa Iniziative Autostradali e Servizi SpA	57,714	320,838
*	Societa Partecipazioni Finanziarie SpA	1,067,464	248,080
	Societe Cattolica di Assicurazoni Scrl SpA	24,635	754,942
*	Socotherm SpA	65,102	88,109
	Sogefi SpA	15,823	25,320
	Sol SpA	11,501	41,846
*	Sorin SpA	286,968	172,850
*	Stefanel SpA	35,451	16,969
*	Telecom Italia Media SpA	6,457,200	660,681
	Telecom Italia SpA	17,080	20,987
	Telecom Italia SpA Sponsored ADR	274,300	3,387,605
	Terna SpA	327,731	995,646
* #	Tiscali SpA	76,161	37,676
	Tod’s SpA	4,202	142,706
	Trevi Finanziaria SpA	4,872	40,414
	UniCredito Italiano SpA	2,105,907	3,705,408
	Unione di Banche Italiane ScpA	294,148	3,660,593
	Unipol Gruppo Finanziario SpA	535,046	798,377
	Vianini Lavori SpA	11,628	61,557
	Vittoria Assicurazioni SpA	13,671	71,578

TOTAL — ITALY			68,481,541

JAPAN — (23.1%)
COMMON STOCKS — (23.1%)
	A&A Material Corp.	12,000	10,421
* #	ABILIT Corp.	8,900	14,907
	Achilles Corp.	160,000	215,886
	Adeka Corp.	85,100	564,559
#	Aderans Holdings Co., Ltd.	38,600	305,399
#	Advan Co., Ltd.	25,300	93,115
	Advantest Corp.	3,200	43,205

#	Advantest Corp. ADR	15,767	212,539
	AEON Co., Ltd.	200,400	1,609,269
	Aeon Delight Co., Ltd.	2,600	56,653
	Aeon Fantasy Co., Ltd.	6,700	59,791
	Aeon Mall Co., Ltd.	6,800	93,316
	Ahresty Corp.	14,700	49,663
#	Ai Holdings Corp.	37,400	116,072
#	Aica Kogyo Co., Ltd.	36,800	360,321
	Aichi Corp.	33,300	138,428
	Aichi Machine Industry Co., Ltd.	80,000	144,713
#	Aichi Steel Corp.	123,000	349,646
	Aichi Tokei Denki Co., Ltd.	12,000	29,026
	Aida Engineering, Ltd.	68,400	201,406
	Aigan Co., Ltd.	20,300	101,711
	Aioi Insurance Co., Ltd.	317,000	1,549,059
#	Aiphone Co., Ltd.	21,900	395,489
	Air Water, Inc.	50,000	403,781
	Airport Facilities Co., Ltd.	48,000	274,887
	Aisan Industry Co., Ltd.	23,400	104,167
	Aisin Seiki Co., Ltd.	82,100	1,104,216
	Ajinomoto Co., Inc.	216,000	1,860,182
#	Akebono Brake Industry Co., Ltd.	24,500	99,094
#	Alfresa Holdings Corp.	10,900	462,523
	All Nippon Airways Co., Ltd.	57,000	213,957
*	Allied Telesis Holdings K.K.	71,100	28,967
	Aloka Co., Ltd.	16,500	135,818
#	Alpha Corp.	3,500	23,874
	Alpha Systems, Inc.	5,500	121,640
	Alpine Electronics, Inc.	47,600	336,188
	Alps Electric Co., Ltd.	154,400	648,215
	Alps Logistics Co., Ltd.	8,600	90,901
	Altech Co., Ltd.	6,200	9,977
#	Altech Corp.	2,600	15,008
	Amada Co., Ltd.	241,000	1,151,754
#	Amano Corp.	75,200	556,617
#	Amiyaki Tei Co., Ltd.	13	18,960
#	Amuse, Inc.	7,100	89,190
	Ando Corp.	82,000	145,143
	Anest Iwata Corp.	17,000	49,281
#	Anritsu Corp.	156,000	340,423
#	AOC Holdings, Inc.	33,300	177,083
	AOI Advertising Promotion, Inc.	5,500	20,371
	AOI Electronics Co., Ltd.	1,400	9,714
	AOKI Holdings, Inc.	24,700	276,195
*	AOMI Construction Co., Ltd.	45,000	9,858
	Aoyama Trading Co., Ltd.	123,900	1,812,925
*	Aozora Bank, Ltd.	467,000	521,527
	Arakawa Chemical Industries, Ltd.	18,200	168,662
	Araya Industrial Co., Ltd.	59,000	87,443
	Arealink Co., Ltd.	290	7,121
#	Ariake Japan Co., Ltd.	11,500	206,487
	Arisawa Manufacturing Co., Ltd.	34,400	121,180

	Aronkasei Co., Ltd.	18,000	58,215
#	ART Corp.	9,200	114,756
	As One Corp.	5,390	116,188
	Asahi Breweries, Ltd.	37,500	578,822
	Asahi Diamond Industrial Co., Ltd.	59,000	300,032
	Asahi Glass Co., Ltd.	433,000	2,261,276
	Asahi Kasei Corp.	390,000	1,595,393
	Asahi Kogyosha Co., Ltd.	24,000	82,173
	Asahi Organic Chemicals Industry Co., Ltd.	80,000	251,510
#	Asahi Pretec Corp.	2,400	25,849
* #	Asahi Tec Corp.	399,000	131,711
*	Asanuma Corp.	11,000	6,398
#	Asatsu-DK, Inc.	19,300	384,277
	Ashimori Industry Co., Ltd.	38,000	37,899
	Asics Corp.	20,000	148,865
	ASKA Pharmaceutical Co., Ltd.	28,000	253,810
	Astellas Pharma, Inc.	18,600	704,240
	Asti Corp.	4,000	5,432
	Asunaro Aoki Construction Co., Ltd.	29,000	122,398
	Atom Corp.	2,600	9,262
	Atsugi Co., Ltd.	291,000	441,930
#	Autobacs Seven Co., Ltd.	30,100	806,763
	Avex Group Holdings, Inc.	8,500	87,094
	Azel Corp.	23,000	1,759
	Bando Chemical Industries, Ltd.	98,000	228,759
#	Bank of the Ryukyus, Ltd.	39,000	363,401
	Bank of Yokohama, Ltd.	312,000	1,593,596
#	Belluna Co., Ltd.	28,300	79,925
	Benesse Corp.	16,300	695,945
#	Best Denki Co., Ltd.	65,500	210,239
	Bidec Servo Corp.	6,000	17,764
#	Bookoff Corp.	22,600	225,405
	Bridgestone Corp.	107,000	1,360,173
	Brother Industries, Ltd.	167,600	1,084,086
	Bunka Shutter Co., Ltd.	54,000	223,265
#	CAC Corp.	9,200	65,326
	Calsonic Kansei Corp.	152,000	160,075
#	Canon Electronics, Inc.	6,200	72,890
	Canon Finetech, Inc.	19,300	208,138
	Canon Marketing Japan, Inc.	38,200	562,024
	Canon, Inc. Sponsored ADR	31,850	858,676
	Capcom Co., Ltd.	5,800	103,611
*	Carchs Holdings Co., Ltd.	21,500	7,148
#	Casio Computer Co., Ltd.	168,500	1,323,429
	Catena Corp.	18,400	46,670
	Cawachi, Ltd.	16,900	290,681
#	Central Finance Co., Ltd.	47,000	74,205
	Central Glass Co., Ltd.	98,000	357,427
	Central Japan Railway Co.	49	349,466
	Central Security Patrols Co., Ltd.	7,100	65,326
#	Century Leasing System, Inc.	27,200	239,815
	CFS Corp.	39,000	275,722

	Chino Corp.	24,000	59,028
#	Chiyoda Co., Ltd.	23,200	396,141
	Chiyoda Corp.	87,000	432,870
#	Chofu Seisakusho Co., Ltd.	32,200	707,166
*	Chori Co., Ltd.	69,000	83,753
	Chubu Electric Power Co., Ltd.	33,900	961,878
	Chubu Shiryo Co., Ltd.	25,000	189,506
	Chudenko Corp.	26,700	463,399
	Chuetsu Pulp and Paper Co., Ltd.	106,000	251,615
*	Chugai Mining Co., Ltd.	259,700	76,890
	Chugai Pharmaceutical Co., Ltd.	19,800	381,927
#	Chugai Ro Co., Ltd.	31,000	85,297
#	Chugoku Marine Paints, Ltd.	30,000	177,281
#	Chuo Denki Kogyo Co., Ltd.	14,000	80,351
	Chuo Mitsui Trust Holdings, Inc.	300,000	1,180,086
	Chuo Spring Co., Ltd.	25,000	72,490
#	Circle K Sunkus Co., Ltd.	25,300	441,048
	Citizen Holdings Co., Ltd.	229,700	935,142
#	CKD Corp.	72,900	268,924
#	Clarion Co., Ltd.	103,000	64,363
#	Cleanup Corp.	22,400	100,100
	CMK Corp.	47,300	152,151
	Coca-Cola Central Japan Co., Ltd.	19,500	292,178
#	Coca-Cola West Co., Ltd.	31,202	642,386
*	cocokara fine HOLDINGS, Inc.	1,320	16,939
#	Colowide Co., Ltd.	3,500	20,834
* #	Columbia Music Entertainment, Inc.	23,000	6,745
	Commuture Corp.	37,000	240,126
	Computer Engineering & Consulting, Ltd.	15,100	118,026
	Comsys Holdings Corp.	120,000	1,011,657
#	Co-Op Chemical Co., Ltd.	23,000	54,649
	Core Corp.	6,100	36,073
	Corona Corp.	26,600	269,952
#	Cosel Co., Ltd.	8,300	72,274
	Cosmo Oil Co., Ltd.	391,000	1,040,023
	Create Medic Co., Ltd.	3,000	26,095
#	Credit Saison Co., Ltd.	109,600	1,075,134
	Creed Corp.	73	217
#	Cresco, Ltd.	27,000	328,040
	Cross Plus, Inc.	2,000	25,496
#	CSK Holdings Corp.	138,580	575,007
	CTI Engineering Co., Ltd.	10,100	66,607
#	Culture Convenience Club Co., Ltd.	29,700	276,806
#	Cybozu, Inc.	20	3,707
	Dai Nippon Printing Co., Ltd.	195,000	1,903,746
	Dai Nippon Sumitomo Pharma Co., Ltd.	56,000	498,129
	Dai Nippon Toryo, Ltd.	103,000	99,901
	Daibiru Corp.	9,000	80,347
	Daicel Chemical Industries, Ltd.	182,000	799,963
	Dai-Dan Co., Ltd.	42,000	191,049
	Daido Kogyo Co., Ltd.	31,000	49,152
#	Daido Metal Co., Ltd.	40,000	139,066

#	Daido Steel Co., Ltd.	215,000	587,294
#	Daidoh, Ltd.	13,300	99,730
	Daifuku Co., Ltd.	87,500	445,321
	Daihatsu Motor Co., Ltd.	65,000	548,020
	Daihen Corp.	54,000	211,992
	Daiho Corp.	49,000	24,813
#	Daiichi Chuo Kisen Kaisha	48,000	113,440
#	Daiichi Jitsugyo Co., Ltd.	54,000	161,865
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	15,943
	Dai-ichi Kogyo Seiyaku Co., Ltd.	26,000	51,513
	Daiichi Sankyo Co., Ltd.	19,600	440,095
#	Daiken Corp.	89,000	180,294
#	Daiki Aluminium Industry Co., Ltd.	41,000	63,555
	Daikin Industries, Ltd.	23,000	527,314
#	Daiko Clearing Services Corp.	11,100	78,435
	Daikoku Denki Co., Ltd.	10,200	162,321
#	Daikyo, Inc.	163,392	104,941
#	Daimei Telecom Engineering Corp.	27,000	228,141
	Dainichi Co., Ltd.	15,600	88,944
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	75,000	201,145
	Dainippon Screen Manufacturing Co., Ltd.	173,000	304,058
#	Daio Paper Corp.	60,000	623,990
#	Daiseki Co., Ltd.	2,925	44,784
#	Daiso Co., Ltd.	36,000	85,769
*	Daisue Construction Co., Ltd.	70,000	20,810
	Daisyo Corp.	33,000	542,926
	Daito Trust Construction Co., Ltd.	6,900	296,977
	Daiwa House Industry Co., Ltd.	160,000	1,431,617
	Daiwa Industries, Ltd.	39,000	129,856
	Daiwa Securities Co., Ltd.	329,000	1,816,803
#	Daiwa Seiko, Inc.	27,000	39,364
#	Daiwabo Co., Ltd.	65,000	217,895
	DC Co., Ltd.	20,700	71,429
	DCM Japan Holdings Co., Ltd.	45,580	267,741
	Denki Kagaku Kogyo Kabushiki Kaisha	281,000	585,887
	Denki Kogyo Co., Ltd.	30,000	177,809
	Denso Corp.	125,500	2,273,886
#	Dentsu, Inc.	53,200	914,218
	Denyo Co., Ltd.	22,900	174,397
#	Descente, Ltd.	43,000	173,572
	DIC Corp.	345,000	557,876
	Dijet Industrial Co., Ltd.	13,000	25,598
#	Disco Corp.	17,700	429,906
	DMW Corp.	900	12,537
#	Don Quijote Co., Ltd.	14,200	224,309
#	Doshisha Co., Ltd.	12,800	170,382
	DOUTOR NICHIRES Holdings Co., Ltd.	12,523	210,997
	Dowa Holdings Co., Ltd.	281,000	890,871
*	Dream Incubator, Inc.	25	14,720
	DTS Corp.	19,400	158,530
#	Dwango Co., Ltd.	46	79,075
#	DyDo Drinco, Inc.	11,400	327,052

	Dynic Corp.	12,000	15,855
#	eAccess, Ltd.	211	143,085
#	Eagle Industry Co., Ltd.	20,000	60,031
	East Japan Railway Co.	9,100	617,059
#	Ebara Corp.	217,000	393,302
	Echo Trading Co., Ltd.	3,000	24,188
#	Edion Corp.	75,500	350,527
	Eiken Chemical Co., Ltd.	19,900	149,444
	Eisai Co., Ltd.	11,500	420,064
#	Eizo Nanao Corp.	18,000	326,139
	Electric Power Development Co., Ltd.	9,100	351,492
	Elna Co., Ltd.	12,000	11,364
* #	Elpida Memory, Inc.	77,300	544,658
	Enplas Corp.	16,100	169,348
* #	Enshu, Ltd.	37,000	26,908
	Ensuiko Sugar Refining Co., Ltd.	11,000	17,449
#	Epson Toyocom Corp.	89,000	161,350
	ESPEC Corp.	20,800	114,668
	Exedy Corp.	28,400	324,357
#	Ezaki Glico Co., Ltd.	45,000	419,841
	FALCO biosystems, Ltd.	5,700	44,980
	FamilyMart Co., Ltd.	13,500	493,072
#	Fancl Corp.	16,800	218,667
	Fanuc, Ltd.	6,000	355,579
	Fast Retailing Co., Ltd.	2,800	353,095
* #	FDK Corp.	39,000	71,723
	Foster Electric Co., Ltd.	17,300	110,708
	FP Corp.	6,100	288,219
#	France Bed Holdings Co., Ltd.	112,000	171,119
#	Fudo Tetra Corp.	128,400	76,445
	Fuji Co., Ltd.	8,200	156,949
	Fuji Corp., Ltd.	34,700	109,361
	Fuji Electric Holdings Co., Ltd.	575,000	685,248
	Fuji Heavy Industries, Ltd.	418,000	1,204,661
#	Fuji Kiko Co., Ltd.	11,000	10,804
#	Fuji Kyuko Co., Ltd.	14,000	61,919
	Fuji Oil Co., Ltd.	29,100	359,588
	Fuji Oozx, Inc.	6,000	16,864
#	Fuji Soft, Inc.	19,300	346,563
	Fujibo Holdings, Inc.	50,000	44,356
	Fujicco Co., Ltd.	31,600	385,565
	FUJIFILM Holdings Corp.	126,200	2,759,147
	Fujikura Kasei Co., Ltd.	28,600	139,301
	Fujikura Rubber, Ltd.	17,000	54,195
	Fujikura, Ltd.	352,000	962,837
#	Fujita Kanko, Inc.	11,000	43,594
	Fujitec Co., Ltd.	79,000	269,706
	Fujitsu Business Systems, Ltd.	20,500	304,673
	Fujitsu Frontech, Ltd.	19,900	174,635
#	Fujitsu General, Ltd.	42,000	77,809
	Fujitsu, Ltd.	225,542	1,013,872
* #	Fujiya Co., Ltd.	46,000	60,544

	Fukuda Corp.	42,000	72,101
	Fukuoka Financial Group, Inc.	447,000	1,499,299
	Fukushima Bank, Ltd.	226,000	131,867
	Fukusima Industries Corp.	5,100	41,529
#	Fukuyama Transporting Co., Ltd.	249,000	1,138,738
	Fumakilla, Ltd.	16,000	63,918
	Funai Consulting, Co., Ltd.	10,500	55,545
	Funai Electric Co., Ltd.	17,900	426,895
	Furukawa Co., Ltd.	339,000	299,144
	Furukawa Electric Co., Ltd.	361,067	1,247,533
*	Furukawa-Sky Aluminum Corp.	85,000	156,515
	Furusato Industries, Ltd.	13,400	126,115
#	Fuso Pharmaceutical Industries, Ltd.	91,000	273,545
#	Futaba Corp.	66,300	910,105
	Futaba Industrial Co., Ltd.	95,400	246,341
	Future Architect, Inc.	69	25,788
	Fuyo General Lease Co., Ltd.	15,700	245,603
	G-7 Holdings, Inc.	5,000	20,366
#	Gakken Co., Ltd.	89,000	134,143
	Gecoss Corp.	20,200	96,496
	GEO Co., Ltd.	103	71,409
	Glory, Ltd.	37,100	637,236
* #	GMO Internet, Inc.	15,800	69,643
	Godo Steel, Ltd.	156,000	448,840
#	Goldcrest Co., Ltd.	10,940	260,775
* #	Goldwin, Inc.	56,000	84,469
	Gourmet Kineya Co., Ltd.	28,000	201,745
	Green Hospital Supply, Inc.	143	82,606
	Gro-BeLS Co., Ltd.	21,000	3,280
#	GS Yuasa Corp.	163,000	873,290
*	GSI Creos Corp.	49,000	50,807
#	Gulliver International Co., Ltd.	4,390	72,021
#	Gun-Ei Chemical Industry Co., Ltd.	62,000	136,480
#	Gunze, Ltd.	320,000	1,119,936
#	H2O Retailing Corp.	88,000	637,940
	Hagoromo Foods Corp.	3,000	32,871
#	Hakuhodo Dy Holdings, Inc.	11,780	526,624
	Hakuto Co., Ltd.	17,800	129,269
	Hamamatsu Photonics K.K.	17,900	302,006
	Hankyu Hanshin Holdings, Inc.	213,000	1,166,264
#	Hanwa Co., Ltd.	109,000	321,563
	Happinet Corp.	10,300	156,051
	Harashin Narus Holdings Co., Ltd.	5,700	63,756
	Harima Chemicals, Inc.	22,000	91,526
	Haruyama Trading Co., Ltd.	2,400	9,346
	Haseko Corp.	606,000	563,017
* #	Hayashikane Sangyo Co., Ltd.	20,000	17,095
	Hazama Corp.	98,900	88,782
#	Heiwa Corp.	51,800	485,333
	Heiwa Real Estate Co., Ltd.	141,000	321,363
	Heiwado Co., Ltd.	54,900	859,648
	Hibiya Engineering, Ltd.	30,000	229,048

	Higashi-Nippon Bank, Ltd.	121,000	348,582
	Hikari Tsushin, Inc.	12,500	221,751
	Hino Motors, Ltd.	151,000	265,683
#	Hirose Electric Co., Ltd.	7,000	661,263
#	HIS Co., Ltd.	8,500	163,881
	Hisamitsu Pharmaceutical Co., Inc.	6,800	252,434
	Hitachi Cable, Ltd.	173,000	313,405
	Hitachi Chemical Co., Ltd.	73,700	802,800
#	Hitachi Construction Machinery Co., Ltd.	76,600	750,803
	Hitachi High-Technologies Corp.	39,200	586,229
	Hitachi Information Systems, Ltd.	13,900	268,327
#	Hitachi Koki Co., Ltd.	62,800	595,126
#	Hitachi Kokusai Electric, Inc.	63,000	361,887
	Hitachi Maxell, Ltd.	45,800	376,434
	Hitachi Medical Corp.	48,000	477,219
	Hitachi Metals Techno, Ltd.	3,500	14,972
	Hitachi Metals, Ltd.	106,000	546,181
* #	Hitachi Plant Technologies, Ltd.	60,000	220,096
	Hitachi Software Engineering Co., Ltd.	20,700	291,528
	Hitachi Systems & Services, Ltd.	14,700	154,660
	Hitachi Tool Engineering, Ltd.	18,100	111,198
	Hitachi Transport System, Ltd.	29,500	365,255
* #	Hitachi Zosen Corp.	390,000	369,048
	Hitachi, Ltd.	4,000	12,201
	Hitachi, Ltd. Sponsored ADR	86,556	2,610,529
	Hochiki Corp.	11,000	78,182
#	Hodogaya Chemical Co., Ltd.	78,000	141,365
	Hogy Medical Co., Ltd.	3,900	233,506
* #	Hohsui Corp.	11,000	9,933
	Hokkaido Electric Power Co., Inc.	27,400	662,899
	Hokkaido Gas Co., Ltd.	73,000	211,687
	Hokkan Holdings, Ltd.	52,000	132,822
	Hokko Chemical Industry Co., Ltd.	23,000	70,763
	Hokuetsu Industries Co., Ltd.	10,000	14,531
#	Hokuetsu Paper Mills, Ltd.	229,000	1,127,562
	Hokuhoku Financial Group, Inc.	687,000	1,360,421
	Hokuriku Electric Industry Co., Ltd.	35,000	56,839
	Hokuriku Electric Power Co., Inc.	19,500	557,077
	Hokuriku Electrical Construction Co., Ltd.	6,000	22,145
#	Hokuto Corp.	6,100	161,199
	Honda Motor Co., Ltd.	16,400	376,903
	Honda Motor Co., Ltd. Sponsored ADR	409,732	9,284,527
	Horiba, Ltd.	28,700	452,082
	Horipro, Inc.	11,000	103,917
	Hosiden Corp.	20,700	241,814
#	Hosokawa Micron Corp.	35,000	124,963
	House Foods Corp.	40,800	678,094
	Howa Machinery, Ltd.	123,000	79,892
	Hoya Corp.	22,900	408,355
	I Metal Technology Co., Ltd.	14,000	29,982
	Ibiden Co., Ltd.	33,400	675,759
	IBJ Leasing Co., Ltd.	10,000	135,296

	Ichiken Co., Ltd.	22,000	23,068
	Ichikoh Industries, Ltd.	38,000	49,853
	Ichinen Holdings Co., Ltd.	9,500	44,738
#	Ichiyoshi Securities Co., Ltd.	20,000	114,566
	Icom, Inc.	11,000	238,397
	Idec Corp.	11,200	103,764
	Idemitsu Kosan Co., Ltd.	15,700	1,024,528
	Ihara Chemical Industry Co., Ltd.	47,000	148,669
	IHI Corp.	749,000	869,861
#	Iino Kaiun Kaisha, Ltd.	24,500	152,882
* #	Ikegami Tsushinki Co., Ltd.	54,000	45,584
* #	Image Holdings Co., Ltd.	7,400	19,580
	Imasen Electric Industrial Co., Ltd.	15,100	79,651
#	Imperial Hotel, Ltd.	7,500	154,124
*	Impress Holdings, Inc.	4,300	5,036
#	Inaba Denki Sangyo Co., Ltd.	8,300	196,983
	Inaba Seisakusho Co., Ltd.	16,300	178,926
	Inabata and Co., Ltd.	43,300	144,383
#	Inageya Co., Ltd.	23,000	226,934
	Ines Corp.	31,400	162,921
	I-Net Corp.	7,400	37,314
	Information Services International-Dentsu, Ltd.	13,900	84,781
	INPEX Corp.	62	444,947
	Inui Steamship Co., Ltd.	12,000	77,175
	Inui Tatemono Co., Ltd.	5,000	27,569
#	Invoice, Inc.	2,790	12,030
#	ISE Chemicals Corp.	9,000	35,345
* #	Iseki & Co., Ltd.	105,000	314,290
* #	Isetan Mitsukoshi Holdings, Ltd.	141,340	1,015,397
* #	Ishihara Sangyo Kaisha, Ltd.	332,000	261,330
#	Ishii Hyoki Co., Ltd.	4,400	72,995
#	Ishii Iron Works Co., Ltd.	23,000	38,442
	Ishizuka Glass Co., Ltd.	12,000	20,416
	Isuzu Motors, Ltd.	905,000	1,050,544
* #	IT Holdings Corp.	24,900	369,587
#	ITO EN, Ltd. (6455789)	25,700	357,532
	ITO EN, Ltd. (B23PWV0)	1,830	18,368
	Itochu Corp.	553,000	2,688,237
	Itochu Enex Co., Ltd.	53,300	376,224
#	Itochu Techno-Solutions Corp.	13,400	298,364
	Itochu-Shokuhin Co., Ltd.	15,000	572,837
	Itoham Foods, Inc.	140,000	472,999
	Itoki Corp.	45,100	140,054
	Iwasaki Electric Co., Ltd.	75,000	134,751
#	IWATANI Corp.	100,000	240,928
#	Iwatsu Electric Co., Ltd.	84,000	92,337
#	Izumi Co., Ltd.	9,800	142,833
	Izumiya Co., Ltd.	93,000	584,573
*	Izutsuya Co., Ltd.	70,000	40,002
*	J Bridge Corp.	23,600	3,423
	J Front Retailing Co., Ltd.	44,600	160,451
#	Jalux, Inc.	2,000	29,863

	Jamco Corp.	8,000	34,812
#	Janome Sewing Machine Co., Ltd.	182,000	76,065
*	Japan Airlines System Corp.	61,000	131,599
#	Japan Airport Terminal Co., Ltd.	29,400	330,203
	Japan Aviation Electronics Industry, Ltd.	53,000	204,629
#	Japan Business Computer Co., Ltd.	8,900	55,038
	Japan Carlit Co., Ltd.	13,500	53,339
	Japan Cash Machine Co., Ltd.	12,800	129,081
	Japan Digital Laboratory Co., Ltd.	21,200	221,584
	Japan Foundation Engineering Co., Ltd.	8,600	16,351
	Japan Kenzai Co., Ltd.	10,700	59,826
	Japan Medical Dynamic Marketing, Inc.	2,600	4,456
#	Japan Petroleum Exploration Co., Ltd.	7,100	327,415
#	Japan Pulp & Paper Co., Ltd.	102,000	322,899
	Japan Radio Co., Ltd.	75,000	104,792
	Japan Tobacco, Inc.	116	333,523
#	Japan Transcity Corp.	61,000	195,782
#	Japan Vilene Co., Ltd.	45,000	214,135
	Jastec Co., Ltd.	16,200	91,882
	JBIS Holdings, Inc.	24,900	104,263
	Jeans Mate Corp.	5,400	29,344
	Jeol, Ltd.	62,000	166,670
	JFE Holdings, Inc.	61,400	1,525,926
#	JFE Shoji Holdings, Inc.	109,000	324,236
	JGC Corp.	19,000	268,451
	Jidosha Buhin Kogyo Co., Ltd.	16,000	28,973
	JMS Co., Ltd.	40,000	179,073
#	Joban Kosan Co., Ltd.	66,000	108,595
#	J-Oil Mills, Inc.	51,000	176,544
#	Joint Corp.	66,700	89,703
#	Joshin Denki Co., Ltd.	23,000	183,146
	JS Group Corp.	85,700	1,142,483
	JSP Corp.	28,300	166,332
	JSR Corp.	72,000	875,373
	JTEKT Corp.	137,200	847,987
	Juki Corp.	106,000	98,602
	Juroku Bank, Ltd.	177,000	809,124
*	JVC Kenwood Holdings, Inc.	385,000	154,283
	K.R.S. Corp.	11,500	120,481
	Kabuki-Za Co., Ltd.	1,000	45,309
	Kachikaihatsu Co., Ltd.	37,000	8,460
#	Kadokawa Holdings, Inc.	24,200	431,324
	Kaga Electronics Co., Ltd.	22,800	243,096
#	Kagome Co., Ltd.	22,500	350,252
	Kajima Corp.	287,000	756,966
#	Kakaku.com, Inc.	48	186,213
	Kaken Pharmaceutical Co., Ltd.	35,000	384,349
#	Kamagai Gumi Co., Ltd.	125,000	59,070
#	Kameda Seika Co., Ltd.	22,300	344,510
	Kamei Corp.	23,000	111,938
	Kamigumi Co., Ltd.	155,000	1,228,096
	Kanaden Corp.	21,000	104,543

	Kanagawa Chuo Kotsu Co., Ltd.	11,000	62,715
	Kanamoto Co., Ltd.	27,000	93,894
#	Kandenko Co., Ltd.	54,000	400,457
	Kaneka Corp.	176,000	941,137
*	Kanematsu Corp.	389,000	386,465
	Kanematsu Electronics, Ltd.	56,100	430,916
	Kansai Electric Power Co., Inc.	39,100	1,071,658
	Kansai Paint Co., Ltd.	127,000	640,885
	Kanto Auto Works, Ltd.	22,446	208,603
#	Kanto Denka Kogyo Co., Ltd.	40,000	159,736
#	Kanto Natural Gas Development Co., Ltd.	43,000	269,934
	Kao Corp.	14,000	340,025
	Kasai Kogyo Co., Ltd.	37,000	77,523
	Kasei (C.I.) Co., Ltd.	19,000	49,161
	Kasumi Co., Ltd.	23,000	109,745
	Katakura Chikkarin Co., Ltd.	20,000	74,577
#	Katakura Industries Co., Ltd.	12,900	118,587
	Kato Sangyo Co., Ltd.	34,800	528,845
	Kato Works Co., Ltd.	58,000	120,419
* #	Kawada Industries, Inc.	23,000	25,892
	Kawai Musical Instruments Manufacturing Co., Ltd.	80,000	76,368
*	Kawakin Holdings Co., Ltd.	10,000	30,612
#	Kawasaki Heavy Industries, Ltd.	640,000	1,163,623
	Kawasaki Kasei Chemicals, Ltd.	23,000	26,116
	Kawasaki Kinkai Kisen Kaisha, Ltd.	22,000	65,005
	Kawasaki Kisen Kaisha, Ltd.	261,000	951,008
* #	Kawashima Selkon Textiles Co., Ltd.	85,000	71,431
	Kawasumi Laboratories, Inc.	17,000	78,099
#	Kayaba Industry Co., Ltd.	140,000	206,057
	KDDI Corp.	167	1,042,721
	Keihanshin Real Estate Co., Ltd.	10,000	40,165
	Keihin Corp.	36,500	307,961
#	Keihin Electric Express Railway Co., Ltd.	88,000	673,989
#	Keio Corp.	125,000	664,378
	Keisei Electric Railway Co., Ltd.	69,000	371,183
#	Keiyo Co., Ltd.	19,100	123,707
* #	Kenedix, Inc.	402	58,402
	Kentucky Fried Chicken Japan, Ltd.	5,000	87,742
#	Key Coffee, Inc.	17,900	292,364
	Keyence Corp.	1,700	309,197
	Kikkoman Corp.	67,050	642,528
#	Kimura Chemical Plants Co., Ltd.	4,100	28,775
	Kinden Corp.	89,000	785,643
* #	Kinki Nippon Tourist Co., Ltd.	94,000	106,196
#	Kinki Sharyo Co., Ltd.	21,000	97,480
#	Kintetsu Corp.	128,000	578,585
	Kintetsu World Express, Inc.	10,300	190,691
	Kinugawa Rubber Industrial Co., Ltd.	25,000	42,002
	Kirin Holdings Co., Ltd.	158,000	1,981,666
	Kirindo Co., Ltd.	2,700	15,030
* #	Kishu Paper Co., Ltd.	81,000	88,344
#	Kisoji Co., Ltd.	5,400	106,837

	Kissei Pharmaceutical Co., Ltd.	44,000	1,132,972
#	Kitagawa Iron Works Co., Ltd.	84,000	109,292
#	Kitano Construction Corp.	89,000	195,278
#	Kitz Corp.	108,000	331,907
	Kiyo Holdings, Inc.	380,000	516,622
#	Koa Corp.	32,400	170,737
	Koatsu Gas Kogyo Co., Ltd.	25,000	110,225
	Kobayashi Pharmaceutical Co., Ltd.	10,700	404,274
	Kobayashi Yoko Co., Ltd.	1,900	7,403
	Kobe Steel, Ltd.	653,000	975,112
#	Koei Co., Ltd.	11,600	111,112
	Koekisha Co., Ltd.	1,500	31,312
#	Kohnan Shoji Co., Ltd.	28,900	320,604
	Kohsoku Corp.	5,000	30,964
	Koike Sanso Kogyo Co., Ltd.	40,000	92,319
	Koito Industries, Ltd.	7,000	19,006
	Koito Manufacturing Co., Ltd.	46,000	237,987
#	Kojima Co., Ltd.	20,100	55,814
	Kokuyo Co., Ltd.	85,864	598,742
#	Komai Tekko, Inc.	27,000	59,969
	Komatsu Seiren Co., Ltd.	34,000	145,137
	Komatsu Wall Industry Co., Ltd.	7,500	91,550
#	Komatsu, Ltd.	54,600	563,675
	Komeri Co., Ltd.	14,400	262,199
	Komori Corp.	120,400	1,125,636
	Konaka Co., Ltd.	27,380	74,620
	Konami Co., Ltd.	8,000	160,059
#	Konami Corp. ADR	9,670	197,171
	Konica Minolta Holdings, Inc.	142,500	1,109,715
	Konishi Co., Ltd.	18,400	156,766
	Kosaido Co., Ltd.	13,700	37,747
#	Kose Corp.	12,400	270,999
#	Kosei Securities Co., Ltd.	54,000	46,872
	Ku Holdings Co., Ltd.	4,400	9,483
	Kubota Corp.	15,000	81,583
#	Kubota Corp. Sponsored ADR	46,500	1,259,220
	Kumiai Chemical Industry Co., Ltd.	79,000	253,522
	Kura Corp.	26	42,713
	Kurabo Industries, Ltd.	230,000	363,446
	Kuraray Co., Ltd.	87,000	684,396
	Kureha Corp.	92,000	442,922
* #	Kurimoto, Ltd.	117,000	74,567
#	Kurita Water Industries, Ltd.	11,600	262,071
	Kuroda Electric Co., Ltd.	32,300	246,086
#	Kurosaki Harima Corp.	47,000	95,768
#	K’s Holdings Corp.	22,100	340,507
	Kyocera Corp.	3,300	211,846
	Kyocera Corp. Sponsored ADR	28,600	1,819,246
	Kyoden Co., Ltd.	7,000	7,076
	Kyodo Printing Co., Ltd.	89,000	204,878
	Kyodo Shiryo Co., Ltd.	56,000	70,162
	Kyoei Sangyo Co., Ltd.	21,000	47,242

#	Kyoei Tanker Co., Ltd.	22,000	56,079
	Kyokuto Boeki Kaisha, Ltd.	10,000	15,937
	Kyokuto Kaihatsu Kogyo Co., Ltd.	37,400	136,072
	Kyokuyo Co., Ltd.	41,000	89,930
	Kyorin Co., Ltd.	32,000	436,628
#	Kyoritsu Maintenance Co., Ltd.	10,840	202,636
	Kyosan Electric Manufacturing Co., Ltd.	57,000	202,696
	Kyoto Kimono Yuzen Co., Ltd.	6,400	45,434
#	Kyowa Exeo Corp.	41,000	392,650
	Kyowa Hakko Kirin Co., Ltd.	92,000	830,526
	Kyowa Leather Cloth Co., Ltd.	11,100	49,815
	Kyudenko Corp.	82,000	643,245
	Kyushu Electric Power Co., Inc.	29,400	768,675
* #	Laox Co., Ltd.	10,000	2,340
	Lapine Co., Ltd.	12,000	12,602
#	Lawson, Inc.	10,200	504,067
	Leopalace21 Corp.	73,700	621,868
#	Life Corp.	10,000	181,118
#	Lintec Corp.	33,000	413,530
#	Lion Corp.	82,000	464,520
* #	Lonseal Corp.	23,000	29,545
	Look, Inc.	26,000	21,723
#	Mabuchi Motor Co., Ltd.	16,100	604,122
	Macnica, Inc.	10,300	137,570
	Maeda Corp.	120,000	411,974
	Maeda Road Construction Co., Ltd.	111,000	1,043,379
#	Maezawa Industries, Inc.	3,100	5,531
	Maezawa Kaisei Industries Co., Ltd.	14,200	138,358
	Maezawa Kyuso Industries Co., Ltd.	14,500	226,900
*	Magara Construction Co., Ltd.	7,000	78
#	Makino Milling Machine Co., Ltd.	102,000	233,467
	Makita Corp.	14,000	254,615
#	Makita Corp. Sponsored ADR	12,696	228,909
	Mandom Corp.	7,500	186,855
	Marche Corp.	2,000	14,631
	Mars Engineering Corp.	5,000	159,140
	Marubeni Corp.	709,359	2,524,605
	Marubun Corp.	27,100	85,983
	Marudai Food Co., Ltd.	133,000	365,499
#	Maruei Department Store Co., Ltd.	32,000	57,807
#	Maruha Nichiro Holdings, Inc.	220,815	351,282
#	Marui Group Co., Ltd.	175,900	909,218
	Maruichi Steel Tube, Ltd.	23,800	559,830
	Maruka Machinery Co., Ltd.	4,000	22,391
#	Marusan Securities Co., Ltd.	66,800	349,136
	Maruwa Co., Ltd.	9,000	93,614
#	Maruyama Manufacturing Co., Inc.	36,000	71,298
* #	Maruzen Co., Ltd.	64,000	45,160
	Maruzen Showa Unyu Co., Ltd.	67,000	210,573
	Maspro Denkoh Corp.	16,500	160,005
#	Matsuda Sangyo Co., Ltd.	7,362	69,426
	Matsui Construction Co., Ltd.	23,000	83,439

#	Matsui Securities Co., Ltd.	12,800	95,735
#	Matsumotokiyoshi Holdings Co., Ltd.	13,400	263,845
#	Matsuya Co., Ltd.	4,000	61,982
	Matsuya Foods Co., Ltd.	13,100	188,152
	Max Co., Ltd.	23,000	225,840
	Maxvalu Tokai Co., Ltd.	10,000	145,534
	Mazda Motor Corp.	656,000	1,016,965
	MEC Co., Ltd.	20,100	57,981
	Mediceo Paltac Holdings Co., Ltd.	53,300	592,281
#	Megachips Corp.	6,100	103,861
#	Meidensha Corp.	140,000	379,321
	Meiji Dairies Corp.	130,000	610,263
*	Meiji Machine Co., Ltd.	40,000	20,311
#	Meiji Seika Kaisha, Ltd.	162,000	661,468
#	Meiji Shipping Co., Ltd.	6,200	27,766
	Meitec Corp.	3,800	59,249
#	Meito Sangyo Co., Ltd.	5,800	93,420
	Meiwa Estate Co., Ltd.	23,600	112,134
*	Meiwa Trading Co., Ltd.	18,000	25,184
	Melco Holdings, Inc.	9,600	89,955
	Mercian Corp.	84,000	154,850
	Mesco, Inc.	6,000	31,992
	Mikuni Coca-Cola Bottling Co., Ltd.	54,500	480,002
	Mikuni Corp.	7,000	9,155
	Milbon Co., Ltd.	4,400	111,450
#	Mimasu Semiconductor Industry Co., Ltd.	15,400	160,052
	Minebea Co., Ltd.	142,000	430,647
	Ministop Co., Ltd.	7,900	143,371
#	Miraca Holdings, Inc.	20,800	444,268
	Miroku Jyoho Service Co., Ltd.	9,000	19,885
* #	Misawa Homes Co., Inc.	17,200	37,338
	Misawa Resort Co., Ltd.	3,000	6,555
	Misumi Group, Inc.	9,000	102,245
	Mitani Corp.	6,000	34,730
#	Mito Securities Co., Ltd.	55,000	149,500
	Mitsuba Corp.	35,000	99,250
	Mitsubishi Cable Industries, Ltd.	147,000	130,635
	Mitsubishi Chemical Holdings Corp.	449,000	1,840,218
	Mitsubishi Corp.	350,500	4,631,562
	Mitsubishi Electric Corp.	186,000	853,671
	Mitsubishi Estate Co., Ltd.	29,000	380,289
	Mitsubishi Gas Chemical Co., Inc.	276,000	1,096,348
	Mitsubishi Heavy Industries, Ltd.	548,000	2,070,687
	Mitsubishi Kakoki Kaisha, Ltd.	32,000	79,991
	Mitsubishi Logistics Corp.	68,000	690,674
	Mitsubishi Materials Corp.	494,160	1,231,029
* #	Mitsubishi Motors Corp.	357,000	474,997
	Mitsubishi Paper Mills, Ltd.	254,000	428,283
	Mitsubishi Pencil Co., Ltd.	35,900	398,616
#	Mitsubishi Rayon Co., Ltd.	306,452	734,500
	Mitsubishi Steel Manufacturing Co., Ltd.	89,000	202,501
	Mitsubishi Tanabe Pharma Corp.	60,000	887,678

	Mitsubishi UFJ Financial Group, Inc.	983,100	5,453,573
	Mitsubishi UFJ Financial Group, Inc. ADR	924,238	5,083,309
#	Mitsuboshi Belting, Ltd.	68,000	335,293
	Mitsui & Co., Ltd.	19,000	198,270
#	Mitsui & Co., Ltd. Sponsored ADR	15,592	3,274,476
	Mitsui Chemicals, Inc.	357,000	1,026,203
	Mitsui Engineering and Shipbuilding Co., Ltd.	391,000	597,209
	Mitsui Fudosan Co., Ltd.	31,000	399,794
	Mitsui High-Tec, Inc.	28,800	157,712
	Mitsui Home Co., Ltd.	46,000	258,542
	Mitsui Knowledge Industry Co., Ltd.	1,115	178,437
#	Mitsui Matsushima Co., Ltd.	68,000	83,571
	Mitsui Mining and Smelting Co., Ltd.	588,000	1,056,869
#	Mitsui Mining Co., Ltd.	29,000	36,347
	Mitsui O.S.K. Lines, Ltd.	342,000	1,953,265
	Mitsui Sugar Co., Ltd.	46,000	151,400
	Mitsui Sumitomo Insurance Group Holdings, Inc.	55,800	1,446,332
#	Mitsui-Soko Co., Ltd.	52,000	211,761
	Mitsumi Electric Co., Ltd.	44,700	580,718
	Mitsumura Printing Co., Ltd.	14,000	48,438
	Mitsuuroko Co., Ltd.	32,300	208,880
	Miura Co., Ltd.	15,800	361,857
* #	Miyaji Engineering Group	31,000	20,655
* #	Miyakoshi Corp.	3,900	13,542
	Miyoshi Oil & Fat Co., Ltd.	76,000	101,886
	Miyuki Keori Co., Ltd.	8,000	17,297
#	Mizuho Financial Group, Inc.	1,009,000	2,497,545
#	Mizuho Investors Securities Co., Ltd.	231,000	187,113
	Mizuho Trust & Banking Co., Ltd.	100,000	103,581
#	Mizuno Corp.	107,000	499,883
	Mochida Pharmaceutical Co., Ltd.	20,000	239,315
#	Modec, Inc.	4,200	80,884
#	Monex Group, Inc.	984	299,580
#	Mori Seiki Co., Ltd.	42,500	339,786
#	Morinaga & Co., Ltd.	98,000	213,997
	Morinaga Milk Industry Co., Ltd.	218,000	751,157
	Morita Holdings Corp.	40,000	162,654
	Morozoff, Ltd.	48,000	157,985
	Mory Industries, Inc.	42,000	95,498
#	MOS Food Services, Inc.	13,000	200,478
	Moshi Moshi Hotline, Inc.	900	19,683
	MR Max Corp.	35,900	153,936
	Murata Manufacturing Co., Ltd.	47,400	1,793,642
	Musashino Bank, Ltd.	41,700	1,434,354
* #	Mutoh Holdings Co., Ltd.	43,000	87,261
	Mutow Co., Ltd.	26,100	140,813
	Nabtesco Corp.	36,000	219,871
	NAC Co., Ltd.	3,300	29,955
	Nachi-Fujikoshi Corp.	165,000	274,270
	Nagase & Co., Ltd.	74,000	656,013
	Nagatanien Co., Ltd.	6,000	54,278
	Nagoya Railroad Co., Ltd.	179,000	548,930

* #	Naigai Co., Ltd.	28,000	17,116
	Nakabayashi Co., Ltd.	56,000	115,624
	Nakamuraya Co., Ltd.	17,000	90,750
	Nakano Corp.	18,000	25,994
	Nakayama Steel Works, Ltd.	114,000	265,238
	Namco Bandai Holdings, Inc.	103,700	1,036,443
	NEC Capital Solutions, Ltd.	18,800	151,912
	NEC Corp.	826,800	2,204,466
*	NEC Electronics Corp.	21,000	145,475
	NEC Fielding, Ltd.	12,800	151,879
	NEC Mobiling, Ltd.	12,000	192,338
#	NEC System Integration & Construction, Ltd.	11,400	122,642
* #	NEC Tokin Corp.	35,000	65,608
#	Net One Systems Co., Ltd.	272	477,536
*	Netmarks, Inc.	32	5,461
#	Neturen Co., Ltd.	35,900	234,826
	New Japan Radio Co., Ltd.	33,000	59,276
	New Tachikawa Aircraft Co., Ltd.	1,600	69,373
	NGK Insulators, Ltd.	29,000	372,696
	NGK Spark Plug Co., Ltd.	119,000	914,825
	NHK Spring Co., Ltd.	162,000	584,862
	Nice Holdings, Inc.	82,000	145,584
	Nichia Steel Works, Ltd.	47,000	114,706
#	Nichias Corp.	116,000	306,881
	Nichiban Co., Ltd.	38,000	122,956
	Nichicon Corp.	50,700	332,255
#	Nichiha Corp.	22,900	147,927
#	Nichii Gakkan Co.	21,200	332,640
#	Nichimo Co., Ltd.	15,000	20,906
* #	Nichimo Corp.	90,000	3,921
	Nichirei Corp.	121,000	467,203
	Nichireki Co., Ltd.	20,000	65,093
	Nidec Copal Corp.	14,400	87,169
	Nidec Corp.	4,200	200,837
	Nidec Corp. ADR	9,900	119,295
	Nidec Sankyo Corp.	34,000	127,081
#	Nidec Tosok Corp.	6,200	51,313
	Nifco, Inc.	44,100	393,268
#	Nihon Chouzai Co., Ltd.	5,750	76,036
#	Nihon Dempa Kogyo Co., Ltd.	18,000	228,752
	Nihon Eslead Corp.	5,700	29,821
#	Nihon Inter Electronics Corp.	19,200	40,284
	Nihon Kagaku Sangyo Co., Ltd.	3,000	15,574
	Nihon Kohden Corp.	13,200	246,331
	Nihon Matai Co., Ltd.	9,000	11,483
#	Nihon Nohyaku Co., Ltd.	23,000	152,638
	Nihon Parkerizing Co., Ltd.	22,000	186,397
	Nihon Spindle Manufacturing Co., Ltd.	46,000	74,697
#	Nihon Unisys, Ltd.	22,100	177,842
#	Nikkiso Co., Ltd.	23,000	135,786
	Nikko Co., Ltd.	25,000	73,037
	Nikon Corp.	47,000	489,205

	Nintendo Co., Ltd.	2,400	744,036
	Nippo Corp.	55,000	426,569
	Nippon Beet Sugar Manufacturing Co., Ltd.	144,000	377,633
*	Nippon Carbide Industries Co., Inc.	29,000	30,339
#	Nippon Carbon Co., Ltd.	23,000	52,704
#	Nippon Ceramic Co., Ltd.	18,700	177,852
	Nippon Chemical Industrial Co., Ltd.	81,000	179,486
	Nippon Chemi-Con Corp.	109,000	235,656
#	Nippon Chemiphar Co., Ltd.	5,000	15,650
	Nippon Chutetsukan K.K.	15,000	20,641
#	Nippon Chuzo K.K.	27,000	29,167
	Nippon Concrete Industries Co., Ltd.	33,000	41,046
	Nippon Denko Co., Ltd.	28,000	129,214
	Nippon Densetsu Kogyo Co., Ltd.	79,000	948,241
	Nippon Denwa Shisetu Co., Ltd.	47,000	124,637
	Nippon Electric Glass Co., Ltd.	248,000	1,636,844
	Nippon Express Co., Ltd.	248,000	887,682
	Nippon Felt Co., Ltd.	12,500	56,669
	Nippon Filcon Co., Ltd.	14,400	66,833
	Nippon Fine Chemical Co., Ltd.	19,600	92,312
	Nippon Flour Mills Co., Ltd.	216,000	1,074,144
	Nippon Formula Feed Manufacturing Co., Ltd.	32,000	37,797
#	Nippon Gas Co., Ltd.	16,800	251,694
	Nippon Hume Corp.	25,000	76,816
	Nippon Jogesuido Sekkei Co., Ltd.	63	44,110
	Nippon Kanzai Co., Ltd.	2,800	46,539
	Nippon Kasei Chemical Co., Ltd.	32,000	51,967
	Nippon Kayaku Co., Ltd.	159,000	718,857
#	Nippon Kinzoku Co., Ltd.	61,000	77,465
	Nippon Koei Co., Ltd.	78,000	210,458
	Nippon Konpo Unyu Soko Co., Ltd.	57,000	588,488
	Nippon Koshuha Steel Co., Ltd.	90,000	83,734
	Nippon Light Metal Co., Ltd.	474,000	383,853
	Nippon Meat Packers, Inc.	67,000	844,163
#	Nippon Metal Industry Co., Ltd.	118,000	144,484
	Nippon Mining Holdings, Inc.	377,500	1,372,957
#	Nippon Mitsubishi Oil Corp.	565,000	2,455,105
#	Nippon Paint Co., Ltd.	191,000	784,334
	Nippon Paper Group, Inc.	52,500	1,559,189
	Nippon Parking Development Co., Ltd.	143	5,250
	Nippon Pillar Packing Co., Ltd.	22,000	82,915
#	Nippon Piston Ring Co., Ltd.	77,000	73,129
	Nippon Seiki Co., Ltd.	32,000	198,758
	Nippon Seiro Co., Ltd.	14,000	22,244
	Nippon Seisen Co., Ltd.	31,000	66,833
	Nippon Sheet Glass Co., Ltd.	400,000	978,697
	Nippon Shinyaku Co., Ltd.	66,000	757,941
#	Nippon Shokubai Co., Ltd.	115,000	765,322
	Nippon Signal Co., Ltd.	104,800	642,457
#	Nippon Soda Co., Ltd.	134,000	501,101
	Nippon Steel Corp.	390,000	1,145,149
#	Nippon Steel Trading Co., Ltd.	66,000	101,842

#	Nippon Suisan Kaisha, Ltd.	240,800	596,528
	Nippon Telegraph & Telephone Corp.	5,100	247,003
	Nippon Telegraph & Telephone Corp. ADR	48,700	1,172,209
	Nippon Thompson Co., Ltd.	82,000	335,163
	Nippon Tungsten Co., Ltd.	10,000	15,483
	Nippon Valqua Industries, Ltd.	49,000	98,566
	Nippon Yakin Kogyo Co., Ltd.	106,000	269,883
	Nippon Yusen K.K.	224,000	1,049,540
	Nippon Yusoki Co., Ltd.	29,000	69,046
#	Nipponkoa Insurance Co., Ltd.	188,000	1,537,568
#	Nipro Corp.	89,000	1,333,182
* #	NIS Group Co., Ltd.	191,604	65,157
*	NIS Group Co., Ltd. ADR	30,800	5,236
#	Nishimatsu Construction Co., Ltd.	316,000	320,462
#	Nishimatsuya Chain Co., Ltd.	15,800	156,283
	Nishi-Nippon Bank, Ltd.	400,000	981,709
#	Nishi-Nippon Railroad Co., Ltd.	148,000	604,898
	Nishishiba Electric Co., Ltd.	10,000	14,480
	Nissan Chemical Industries, Ltd.	20,000	150,329
	Nissan Motor Co., Ltd.	538,200	1,621,369
	Nissan Shatai Co., Ltd.	89,000	564,921
	Nissay Dowa General Insurance Co., Ltd.	104,000	551,665
	Nissei Corp.	18,400	136,146
	Nissei Plastic Industrial Co., Ltd.	7,600	20,537
#	Nissen Holdings Co., Ltd.	25,500	153,381
#	Nissha Printing Co., Ltd.	7,900	199,381
	Nisshin Fudosan Co., Ltd.	9,100	19,557
	Nisshin Seifun Group, Inc.	59,700	648,848
	Nisshin Steel Co., Ltd.	495,000	826,997
#	Nisshinbo Industries, Inc.	89,000	649,833
	Nissho Electronics Corp.	17,500	97,524
	Nissin Corp.	82,000	190,814
	Nissin Electric Co., Ltd.	32,000	142,147
	Nissin Foods Holdings Co., Ltd.	17,575	602,020
	Nissin Kogyo Co., Ltd.	32,300	259,824
	Nissin Sugar Manufacturing Co., Ltd.	32,000	72,569
	Nissui Pharmaceutical Co., Ltd.	16,700	136,418
	Nitchitsu Co., Ltd.	11,000	17,092
	Nitori Co., Ltd.	4,500	317,598
	Nitta Corp.	25,400	328,687
	Nittan Valve Co., Ltd.	19,800	52,201
	Nittetsu Mining Co., Ltd.	66,000	232,997
#	Nitto Boseki Co., Ltd.	241,000	403,484
	Nitto Denko Corp.	60,600	1,124,096
	Nitto Electric Works, Ltd.	32,600	260,149
	Nitto FC Co., Ltd.	5,000	26,064
	Nitto Kohki Co., Ltd.	7,000	115,191
	Nitto Seiko Co., Ltd.	38,000	99,937
*	Nittoc Construction Co., Ltd.	29,000	10,853
	NOF Corp.	141,000	624,331
#	Nohmi Bosai, Ltd.	55,000	594,632
	NOK Corp.	63,300	444,742

	Nomura Co., Ltd.	52,000	139,664
	Nomura Holdings, Inc.	107,000	693,027
	Nomura Holdings, Inc. ADR	200,097	1,286,624
#	Nomura Real Estate Holdings, Inc.	25,500	451,713
#	Nomura Research Institute, Ltd.	7,500	135,936
	Noritake Co., Ltd.	128,000	406,036
	Noritsu Koki Co., Ltd.	19,600	136,753
#	Noritz Corp.	18,300	254,684
	Nosan Corp.	8,000	18,731
#	NS Solutions Corp.	13,300	158,641
	NSD Co., Ltd.	16,900	130,837
	NSK, Ltd.	314,000	1,007,883
	NTN Corp.	302,000	804,613
	NTT Data Corp.	81	258,753
	NTT DoCoMo, Inc.	1,077	1,876,197
	NTT DoCoMo, Inc. Sponsored ADR	44,600	768,012
*	Oak Capital Corp.	101,000	7,867
	Obayashi Corp.	357,000	1,678,251
	Obayashi Road Corp.	18,000	26,766
	Obic Co., Ltd.	1,370	212,743
	Odakyu Electric Railway Co., Ltd.	50,000	398,323
	Oenon Holdings, Inc.	36,000	90,300
*	OHARA, Inc.	9,500	81,436
	Oie Sangyo Co., Ltd.	1,200	10,851
	Oiles Corp.	13,968	164,457
	Oji Paper Co., Ltd.	272,000	1,291,071
	Okabe Co., Ltd.	49,700	229,616
	Okamoto Industries, Inc.	37,000	130,143
	Okamoto Machine Tool Works, Ltd.	24,000	22,986
#	Okamura Corp.	77,000	431,257
	Okano Valve Manufacturing Co.	4,000	31,232
	Okasan Securities Group, Inc.	102,000	411,152
	Okaya Electric Industries Co., Ltd.	4,400	14,799
	Oki Electric Cable Co., Ltd.	12,000	18,130
* #	Oki Electric Industry Co., Ltd.	561,000	339,626
	Okinawa Electric Power Co., Ltd.	6,280	434,354
	OKK Corp.	71,000	78,830
	OKUMA Corp.	147,000	480,324
#	Okumura Corp.	334,000	1,430,380
	Okura Industrial Co., Ltd.	59,000	130,156
	Okuwa Co., Ltd.	15,000	209,960
	Olympic Corp.	18,900	129,090
	Olympus Corp.	14,000	224,735
	O-M, Ltd.	7,000	24,690
* #	OMC Card, Inc.	65,259	117,661
#	Omikenshi Co., Ltd.	24,000	10,841
	Omron Corp.	41,600	492,688
	Ono Pharmaceutical Co., Ltd.	17,900	941,913
	Ono Sokki Co., Ltd.	25,000	86,800
	Onoken Co., Ltd.	15,600	132,174
	Onward Holdings Co., Ltd.	90,000	610,609
#	Oracle Corp. Japan	1,900	75,622

#	Organo Corp.	20,000	123,567
#	Oriental Land Co., Ltd.	8,200	623,458
#	Oriental Shiraishi Corp.	9,700	108
	Oriental Yeast Co., Ltd.	11,000	54,424
	Origin Electric Co., Ltd.	22,000	55,822
	Osaka Gas Co., Ltd.	129,000	549,626
	Osaka Organic Chemical Industry, Ltd.	5,000	22,006
	Osaka Steel Co., Ltd.	18,300	261,791
#	Osaka Titanium Technologies Co., Ltd.	2,100	45,559
#	Osaki Electric Co., Ltd.	17,000	121,090
#	OSG Corp.	26,400	160,295
	Otsuka Corp.	1,900	84,444
	Oyo Corp.	23,800	262,624
#	P.S. Mitsubishi Construction Co., Ltd.	24,000	61,617
	Pacific Industrial Co., Ltd.	46,000	130,947
#	Pacific Metals Co., Ltd.	105,000	481,523
#	PanaHome Corp.	160,000	944,865
	Panasonic Corp.	195,000	2,365,868
	Panasonic Corp. Sponsored ADR	204,353	2,448,149
	Panasonic Electric Works Co., Ltd.	124,000	974,220
#	Paramount Bed Co., Ltd.	19,800	249,698
	Parco Co., Ltd.	32,000	291,745
#	Paris Miki, Inc.	17,000	145,822
#	Park24 Co., Ltd.	18,700	122,965
*	Pasco Corp.	45,000	71,432
#	Pasona Group, Inc.	105	49,212
	PCA Corp.	1,000	9,349
* #	Penta-Ocean Construction Co., Ltd.	288,500	366,036
* #	PIA Corp.	700	7,352
#	Pigeon Corp.	8,600	215,360
#	Pilot Corp.	65	83,330
	Piolax, Inc.	10,500	171,827
#	Pioneer Electronic Corp.	141,500	259,094
	Poplar Co., Ltd.	3,500	23,572
	Press Kogyo Co., Ltd.	87,000	112,658
*	Prima Meat Packers, Ltd.	113,000	188,273
#	Pronexus, Inc.	15,900	117,047
	Q.P. Corp.	42,900	555,614
* #	Radia Holdings, Inc.	458	2,435
	Raito Kogyo Co., Ltd.	52,100	95,742
#	Rasa Industries, Ltd.	80,000	113,496
#	Rengo Co., Ltd.	128,000	878,645
* #	Renown, Inc.	41,900	59,721
#	Resona Holdings, Inc.	26,800	413,249
#	Resorttrust, Inc.	19,100	195,173
	Rheon Automatic Machinery Co., Ltd.	4,000	10,567
#	Rhythm Watch Co., Ltd.	136,000	127,460
	Ricoh Co., Ltd.	160,000	1,952,589
	Ricoh Leasing Co., Ltd.	14,700	214,941
#	Right On Co., Ltd.	8,800	105,518
#	Riken Corp.	103,000	210,806
	Riken Keiki Co., Ltd.	21,000	144,104

	Riken Technos Corp.	44,000	74,458
	Riken Vitamin Co., Ltd.	11,400	328,834
#	Ringer Hut Co., Ltd.	2,800	34,925
#	Rinnai Corp.	17,400	679,583
#	RISA Partners, Inc.	107	40,011
	Rock Field Co., Ltd.	9,600	128,708
	Rohm Co., Ltd.	43,300	2,150,514
	Rohto Pharmaceutical Co., Ltd.	25,000	309,290
	Roland Corp.	23,100	250,233
#	Roland DG Corp.	7,900	94,361
#	Round One Corp.	29,500	258,624
#	Royal Co., Ltd.	42,100	433,681
	Ryobi, Ltd.	154,000	278,580
	Ryoden Trading Co., Ltd.	38,000	209,283
	Ryohin Keikaku Co., Ltd.	3,275	135,294
	Ryosan Co., Ltd.	33,600	742,835
#	Ryoshoku, Ltd.	9,000	208,915
	Ryoyo Electro Corp.	25,400	205,966
	S Foods, Inc.	27,000	225,876
	S Science Co., Ltd.	175,000	5,737
#	S.T. Chemical Co., Ltd.	8,000	97,232
	Sagami Chain Co., Ltd.	8,000	78,403
#	Sagami Railway Co., Ltd.	33,000	144,853
	Saibu Gas Co., Ltd.	124,000	330,000
#	Saint Marc Holdings Co., Ltd.	2,300	73,047
	Saizeriya Co., Ltd.	17,500	226,554
	Sakai Chemical Industry Co., Ltd.	104,000	282,473
	Sakai Heavy Industries, Ltd.	40,000	61,003
	Sakai Ovex Co., Ltd.	51,000	48,506
	Sakata INX Corp.	57,000	199,817
#	Sakata Seed Corp.	51,800	748,041
#	Sala Corp.	71,000	450,946
	San-Ai Oil Co., Ltd.	59,000	261,222
	Sanden Corp.	126,000	240,039
	Sanei-International Co., Ltd.	13,000	100,350
* #	Sanix, Inc.	16,900	18,524
#	Sankei Building Co., Ltd.	25,800	126,782
	Sanken Electric Co., Ltd.	103,000	377,408
#	Sanki Engineering Co., Ltd.	63,000	412,949
	Sanko Metal Industrial Co., Ltd.	18,000	53,440
	Sankyo Co., Ltd.	13,800	661,862
	Sankyo Seiko Co., Ltd.	48,300	93,658
	Sankyo-Tateyama Holdings, Inc.	281,000	211,579
	Sankyu, Inc., Tokyo	93,000	291,528
#	Sanoh Industrial Co., Ltd.	34,100	137,233
#	Sanrio Co., Ltd.	11,500	113,021
	Sanshin Electronics Co., Ltd.	29,000	219,050
*	Sansui Electric Co., Ltd.	624,000	28,016
	Santen Pharmaceutical Co., Ltd.	14,600	470,120
	Sanwa Holdings Corp.	111,000	379,430
	Sanyo Chemical Industries, Ltd.	33,000	185,086
	Sanyo Denki Co., Ltd.	38,000	90,943

* #	Sanyo Electric Co., Ltd.	365,000	561,783
	Sanyo Housing Nagoya Co., Ltd.	87	78,964
	Sanyo Industries, Ltd.	10,000	15,445
#	Sanyo Shokai, Ltd.	49,000	189,012
#	Sanyo Special Steel Co., Ltd.	103,000	268,713
	Sapporo Hokuyo Holdings, Inc.	170,000	605,307
	Sapporo Holdings, Ltd.	48,000	221,089
#	Sasebo Heavy Industries Co., Ltd.	32,000	55,425
	Sato Corp.	13,000	132,476
	Sato Shoji Corp.	19,700	128,107
	Satori Electric Co., Ltd.	15,400	55,959
	Saxa Holdings, Inc.	55,000	66,819
*	SBI Holdings, Inc.	11,219	1,355,075
	Secom Co., Ltd.	13,300	558,481
	Secom Joshinetsu Co., Ltd.	1,500	26,905
	Secom Techno Service Co., Ltd.	5,500	144,819
#	Sega Sammy Holdings, Inc.	65,012	822,569
	Seibu Electric Industry Co., Ltd.	13,000	56,564
	Seika Corp.	55,000	126,621
	Seikagaku Corp.	14,900	163,689
*	Seikitokyu Kogyo Co., Ltd.	36,000	12,575
	Seiko Epson Corp.	54,700	694,382
#	Seiko Holdings Corp.	84,000	180,198
	Seino Holdings Co., Ltd.	399,000	1,933,202
#	Seiren Co., Ltd.	60,100	267,411
	Sekisui Chemical Co., Ltd.	257,000	1,430,352
	Sekisui House, Ltd.	189,000	1,587,444
	Sekisui Jushi Co., Ltd.	38,000	281,762
	Sekisui Plastics Co., Ltd.	90,000	272,144
#	Senko Co., Ltd.	37,000	135,886
	Senshu Electric Co., Ltd.	7,600	89,156
#	Senshukai Co., Ltd.	41,400	284,390
	Seven & I Holdings Co., Ltd.	89,552	2,388,070
	SFCG Co., Ltd.	240	6,792
#	Sharp Corp.	366,000	2,717,343
#	Shibaura Mechatronics Corp.	24,000	78,958
#	Shibusawa Warehouse Co., Ltd.	26,000	125,511
	Shibuya Kogyo Co., Ltd.	6,800	59,283
	Shiga Bank, Ltd.	152,000	905,301
	Shikibo, Ltd.	90,000	106,579
	Shikoku Bank, Ltd.	125,000	656,741
	Shikoku Chemicals Corp.	49,000	179,734
	Shikoku Coca-Cola Bottling Co., Ltd.	21,800	191,182
	Shikoku Electric Power Co., Inc.	12,100	399,288
#	Shima Seiki Manufacturing Co., Ltd.	24,400	489,673
	Shimachu Co., Ltd.	22,700	483,722
	Shimadzu Corp.	56,000	338,726
	Shimamura Co., Ltd.	7,500	526,335
	Shimano, Inc.	8,200	279,449
	Shimizu Bank, Ltd.	8,100	370,322
	Shimizu Corp.	345,000	1,556,412
	Shin Nippon Air Technologies Co., Ltd.	22,800	192,979

	Shinagawa Refractories Co., Ltd.	60,000	107,974
	Shindengen Electric Manufacturing Co., Ltd.	82,000	155,842
	Shin-Etsu Chemical Co., Ltd.	15,300	715,857
	Shin-Etsu Polymer Co., Ltd.	51,000	238,496
#	Shinkawa, Ltd.	18,200	230,882
	Shin-Keisei Electric Railway Co., Ltd.	15,000	57,404
*	Shinki Co., Ltd.	131,700	90,550
#	Shinko Electric Co., Ltd.	48,000	143,376
#	Shinko Electric Industries Co., Ltd.	43,600	368,004
	Shinko Plantech Co., Ltd.	9,000	69,093
	Shinko Securities Co., Ltd.	353,000	703,983
	Shinko Shoji Co., Ltd.	21,100	168,955
	Shinko Wire Co., Ltd.	47,000	79,581
#	Shin-Kobe Electric Machinery Co., Ltd.	14,000	77,946
	Shinmaywa Industries, Ltd.	104,000	256,943
#	Shinnihon Corp.	17,600	18,594
#	Shinsei Bank, Ltd.	659,000	841,802
	Shinsho Corp.	48,000	89,464
#	Shinwa Kaiun Kaisha, Ltd.	77,000	181,969
	Shinyei Kaisha	5,000	7,729
	Shionogi & Co., Ltd.	54,000	1,157,050
	Shiroki Co., Ltd.	81,000	175,684
	Shiseido Co., Ltd.	18,000	302,619
	Shizuki Electric Co., Inc.	15,000	33,516
	Shizuoka Bank, Ltd.	177,000	1,845,476
	Shizuoka Gas Co., Ltd.	80,000	473,635
#	Sho-Bond Corp.	8,200	171,694
#	Shobunsha Publications, Inc.	17,200	79,049
#	Shochiku Co., Ltd.	39,000	265,253
#	Shoko Co., Ltd.	47,000	51,180
	Showa Aircraft Industry Co., Ltd.	8,000	33,481
	Showa Corp.	55,300	219,735
	Showa Denko K.K.	844,000	1,121,526
#	Showa Sangyo Co., Ltd.	46,000	142,502
	Showa Shell Sekiyu K.K.	95,800	896,920
	Siix Corp.	14,800	41,436
* #	Silver Seiko, Ltd.	119,000	6,668
	Sinanen Co., Ltd.	50,000	235,018
	Sintokogio, Ltd.	55,900	348,639
	SKY Perfect JSAT Holdings, Inc.	882	369,651
	SMC Corp.	12,100	1,078,842
	SMK Corp.	69,000	154,652
#	Snow Brand Milk Products Co., Ltd.	73,000	255,943
	SNT Corp.	24,100	78,821
	Soda Nikka Co., Ltd.	13,000	44,179
#	Sodick Co., Ltd.	57,100	82,298
	Soft99 Corp.	5,300	26,255
	Softbank Corp.	21,100	326,179
	Sogo Medical Co., Ltd.	2,900	87,314
#	Sohgo Security Services Co., Ltd.	57,400	544,323
	Sojitz Corp.	877,800	1,344,963
	Sompo Japan Insurance, Inc.	309,000	1,926,795

	Sonton Food Industry Co., Ltd.	3,000	18,330
	Sony Corp.	2,000	38,978
	Sony Corp. Sponsored ADR	257,200	4,943,384
	Sony Financial Holdings, Inc.	56	184,571
	Sorun Corp.	19,100	93,813
	Sotoh Co., Ltd.	6,300	90,998
	Space Co., Ltd.	3,700	25,981
	SPK Corp.	5,700	68,211
#	Square Enix Holdings Co., Ltd.	4,800	128,871
	SRA Holdings, Inc.	6,200	40,730
	SRI Sports, Ltd.	140	122,890
#	SSP Co., Ltd.	29,000	176,383
	Stanley Electric Co., Ltd.	83,100	801,893
	Star Micronics Co., Ltd.	36,800	343,179
	Starzen Corp.	51,000	129,152
#	Stella Chemifa Corp.	7,000	142,720
	Subaru Enterprise Co., Ltd.	9,000	28,745
#	Sugi Holdings Co., Ltd.	4,800	113,538
	Sugimoto & Co., Ltd.	9,300	94,084
#	Sumco Corp.	45,660	590,752
	Sumida Corp.	19,700	108,990
#	Suminoe Textile Co., Ltd.	53,000	62,931
* #	Sumiseki Holdings, Inc.	11,700	10,680
	Sumisho Computer Systems Corp.	15,500	222,666
#	Sumitomo Bakelite Co., Ltd.	205,000	812,253
	Sumitomo Chemical Co., Ltd.	675,000	2,138,872
	Sumitomo Corp.	268,400	2,428,880
	Sumitomo Densetsu Co., Ltd.	26,900	168,399
	Sumitomo Electric Industries, Ltd.	276,900	2,084,273
	Sumitomo Forestry Co., Ltd.	76,300	547,411
	Sumitomo Heavy Industries, Ltd.	317,000	1,006,393
	Sumitomo Light Metal Industries, Ltd.	341,000	319,009
	Sumitomo Metal Industries, Ltd., Osaka	182,000	364,165
	Sumitomo Metal Mining Co., Ltd.	166,000	1,545,191
*	Sumitomo Mitsui Construction Co., Ltd.	140,400	99,779
	Sumitomo Mitsui Financial Group, Inc.	106,800	4,232,626
	Sumitomo Osaka Cement Co., Ltd.	395,000	787,966
	Sumitomo Pipe & Tube Co., Ltd.	29,500	204,866
#	Sumitomo Precision Products Co., Ltd.	49,000	202,139
#	Sumitomo Real Estate Sales Co., Ltd.	4,370	124,561
	Sumitomo Realty & Development Co., Ltd.	26,000	297,780
	Sumitomo Rubber Industries, Ltd.	97,300	611,179
	Sumitomo Seika Chemicals Co., Ltd.	52,000	137,970
	Sumitomo Trust & Banking Co., Ltd.	416,000	2,039,833
	Sumitomo Warehouse Co., Ltd.	327,000	1,436,483
*	Sun Wave Corp.	26,000	43,063
	Sundrug Co., Ltd.	6,000	136,956
#	SUNX, Ltd.	28,200	81,949
	Suruga Bank, Ltd.	69,000	607,311
#	Suzuken Co., Ltd.	26,800	690,974
	Suzuki Metal Industry Co., Ltd.	16,000	21,162
	Suzuki Motor Corp.	105,000	1,417,467

	SWCC Showa Holdings Co., Ltd.	271,000	199,172
*	SxL Corp.	28,000	11,377
	Sysmex Corp.	3,500	106,278
	SystemPro Co., Ltd.	60	27,525
	T&D Holdings, Inc.	30,250	977,769
#	T. Hasegawa Co., Ltd.	12,400	156,772
	Tachibana Eletech Co., Ltd.	17,700	156,370
	Tachihi Enterprise Co., Ltd.	1,600	83,302
	Tachi-S Co., Ltd.	25,500	133,144
#	Tadano, Ltd.	52,421	217,161
	Taihei Dengyo Kaisha, Ltd.	17,000	202,804
	Taihei Kogyo Co., Ltd.	59,000	144,366
#	Taiheiyo Cement Corp.	926,000	1,268,821
* #	Taiheiyo Kaiun Co., Ltd.	16,000	17,497
	Taiho Kogyo Co., Ltd.	24,300	103,838
#	Taikisha, Ltd.	17,000	258,264
	Taisei Corp.	562,000	1,240,947
#	Taisei Lamick Co., Ltd.	900	19,074
	Taisei Rotec Corp.	88,000	115,429
	Taisho Pharmaceutical Co., Ltd.	42,000	857,321
	Taiyo Nippon Sanso Corp.	71,000	458,184
#	Taiyo Yuden Co., Ltd.	103,000	580,828
	Takagi Securities Co., Ltd.	15,000	12,881
	Takamatsu Construction Group	10,200	173,256
	Takano Co., Ltd.	12,100	93,593
#	Takaoka Electric Manufacturing Co., Ltd.	84,000	174,768
	Takara Holdings, Inc.	70,000	334,841
	Takara Printing Co., Ltd.	8,900	70,181
#	Takara Standard Co., Ltd.	91,000	577,113
	Takasago International Corp.	35,000	219,962
	Takasago Thermal Engineering Co., Ltd.	43,000	328,136
*	Takashima & Co., Ltd.	14,000	22,368
#	Takashimaya Co., Ltd.	174,000	1,170,818
#	Takata Corp.	29,400	221,061
* #	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	30,415
	Takeda Pharmaceutical Co., Ltd.	20,300	951,224
	Takiron Co., Ltd.	55,000	167,056
	Takisawa Machine Tool Co., Ltd.	21,000	16,606
#	Takuma Co., Ltd.	73,000	104,301
	Tamura Corp.	74,000	169,355
	Tasaki Shinju Co., Ltd.	18,000	13,920
	Tatsuta Electric Wire & Cable Co., Ltd.	64,000	144,306
	Tayca Corp.	30,000	77,794
	TBK Co., Ltd.	7,000	8,999
	TCM Corp.	90,000	123,828
	TDK Corp.	4,600	172,719
#	TDK Corp. Sponsored ADR	48,131	1,798,655
* #	Teac Corp.	26,000	9,683
	Techno Associe Co., Ltd.	3,000	16,978
	Techno Ryowa, Ltd.	4,100	25,991
#	Tecmo, Ltd.	8,400	68,813
	Teijin, Ltd.	515,750	1,239,165

#	Teikoku Electric Manufacturing Co., Ltd.	3,000	38,421
#	Teikoku Piston Ring Co., Ltd.	16,500	63,021
	Teikoku Tsushin Kogyo Co., Ltd.	43,000	89,311
*	Tekken Corp.	142,000	138,673
	Telepark Corp.	40	47,013
	Tenma Corp.	18,300	206,596
	Terumo Corp.	7,800	264,858
	The 77 Bank, Ltd.	231,000	1,159,443
	The Aichi Bank, Ltd.	6,600	503,472
	The Akita Bank, Ltd.	150,000	628,094
	The Aomori Bank, Ltd.	181,000	767,612
	The Awa Bank, Ltd.	250,000	1,625,765
#	The Bank of Ikeda, Ltd.	9,600	436,711
#	The Bank of Iwate, Ltd.	22,800	1,432,795
	The Bank of Kyoto, Ltd.	169,000	1,778,539
	The Bank of Nagoya, Ltd.	91,000	535,033
	The Bank of Okinawa, Ltd.	18,900	688,229
	The Bank of Saga, Ltd.	136,000	482,480
	The Chiba Bank, Ltd.	199,000	1,116,386
*	The Chiba Kogyo Bank, Ltd.	30,500	383,596
	The Chugoku Bank, Ltd.	99,000	1,391,813
	The Chugoku Electric Power Co., Ltd.	18,600	483,790
	The Chukyo Bank, Ltd.	202,000	729,670
* #	The Daiei, Inc.	104,000	466,925
	The Daisan Bank, Ltd.	147,000	494,396
	The Daishi Bank, Ltd.	247,000	1,051,993
	The Daito Bank, Ltd.	94,000	67,947
	The Ehime Bank, Ltd.	421,000	1,369,933
	The Eighteenth Bank, Ltd.	144,000	501,829
	The Fuji Fire & Marine Insurance Co., Ltd.	125,000	140,782
#	The Fukui Bank, Ltd.	488,000	1,753,286
	The Gunma Bank, Ltd.	230,000	1,331,986
	The Hachijuni Bank, Ltd.	240,000	1,343,806
	The Higo Bank, Ltd.	161,000	938,263
	The Hiroshima Bank, Ltd.	297,000	1,262,327
	The Hokkoku Bank, Ltd.	157,000	565,922
	The Hokuetsu Bank, Ltd.	202,000	401,015
	The Hyakugo Bank, Ltd.	183,000	984,811
	The Hyakujishi Bank, Ltd.	322,000	1,677,698
	The Iyo Bank, Ltd.	82,000	965,422
#	The Japan General Estate Co., Ltd.	16,500	22,473
#	The Japan Steel Works, Ltd.	16,000	172,490
	The Japan Wool Textile Co., Ltd.	88,000	580,048
#	The Joyo Bank, Ltd.	406,000	2,201,842
	The Kagawa Bank, Ltd.	67,000	381,650
	The Kagoshima Bank, Ltd.	113,000	868,669
#	The Kanto Tsukuba Bank, Ltd.	56,900	178,194
	The Keihin Co., Ltd.	49,000	63,524
	The Keiyo Bank, Ltd.	134,000	656,089
	The Kita-Nippon Bank, Ltd.	6,700	217,470
*	The Maruetsu, Inc.	22,000	126,671
	The Michinoku Bank, Ltd.	120,000	250,611

	The Minato Bank, Ltd.	193,000	301,774
	The Miyazaki Bank, Ltd.	123,000	449,410
	The Nagano Bank, Ltd.	71,000	191,128
#	The Nanto Bank, Ltd.	200,000	1,079,965
	The Nippon Road Co., Ltd.	83,000	187,217
	The Nippon Synthetic Chemical Industry Co., Ltd.	51,000	123,958
	The Nisshin Oillio Group, Ltd.	185,000	891,889
	The Ogaki Kyoritsu Bank, Ltd.	141,000	688,398
	The Oita Bank, Ltd.	107,000	672,923
	The Pack Corp.	7,900	97,385
	The San-in Godo Bank, Ltd.	104,000	798,152
	The Yasuda Warehouse Co., Ltd.	11,200	99,931
	THK Co., Ltd.	85,700	1,087,802
	Tigers Polymer Corp.	4,000	15,164
	TKC Corp.	9,600	213,010
*	Toa Corp.	209,000	292,766
	Toa Doro Kogyo Co., Ltd.	35,000	47,566
	Toa Oil Co., Ltd.	72,000	67,917
	Toabo Corp.	53,000	32,027
	Toagosei Co., Ltd.	114,000	295,096
*	Tobishima Corp.	214,000	35,384
#	Tobu Railway Co., Ltd.	173,000	946,807
	Tobu Store Co., Ltd.	25,000	96,613
#	TOC Co., Ltd.	53,500	236,502
	Tocalo Co., Ltd.	12,700	119,428
	Tochigi Bank, Ltd.	162,000	957,051
#	Toda Corp.	119,000	409,185
	Toda Kogyo Corp.	47,000	150,691
	Todentu Corp.	19,000	32,610
	Toei Co., Ltd.	18,000	78,208
	Toenec Corp.	42,000	248,752
	Tohcello Co., Ltd.	33,000	125,851
	Toho Bank, Ltd.	150,000	652,578
	Toho Co., Ltd. (6895200)	26,000	453,548
	Toho Co., Ltd. (6895211)	21,000	71,031
	Toho Gas Co., Ltd.	103,000	628,651
	Toho Real Estate Co., Ltd.	22,600	120,142
#	Toho Titanium Co., Ltd.	4,800	51,893
#	Toho Zinc Co., Ltd.	116,000	265,546
	Tohoku Bank, Ltd.	67,000	111,919
#	Tohto Suisan Co., Ltd.	11,000	13,468
	Tohuku Electric Power Co., Inc.	26,300	677,213
#	Tokai Carbon Co., Ltd.	102,000	367,172
	Tokai Corp.	18,000	78,859
*	Tokai Kanko Co., Ltd.	114,000	27,819
	Tokai Lease Co., Ltd.	14,000	19,610
#	Tokai Rika Co., Ltd.	52,900	402,690
	Tokai Rubber Industries, Ltd.	37,200	277,416
	Tokai Tokyo Securities Co., Ltd.	124,000	298,149
	Tokio Marine Holdings, Inc.	60,612	1,605,427
#	Tokio Marine Holdings, Inc. ADR	63,004	1,666,456
*	Toko, Inc.	87,000	114,792

	Tokushima Bank, Ltd.	73,000	376,597
	Tokushu Tokai Holdings Co., Ltd.	158,380	413,954
	Tokuyama Corp.	126,000	750,728
	Tokyo Denpa Co., Ltd.	2,200	10,683
#	Tokyo Dome Corp.	68,000	202,346
	Tokyo Electric Power Co., Ltd.	62,300	1,948,308
	Tokyo Electron Device, Ltd.	81	104,298
	Tokyo Electron, Ltd.	42,200	1,546,815
	Tokyo Energy & Systems, Inc.	34,000	264,745
	Tokyo Gas Co., Ltd.	138,000	652,744
	Tokyo Kaikan Co., Ltd.	2,000	7,037
	Tokyo Keiki, Inc.	79,000	93,958
#	Tokyo Kikai Seisakusho, Ltd.	21,000	37,366
#	Tokyo Leasing Co., Ltd.	13,800	105,855
	Tokyo Ohka Kogyo Co., Ltd.	56,200	896,961
	Tokyo Radiator Manufacturing Co. Ltd.	8,200	22,662
#	Tokyo Rakutenchi Co., Ltd.	26,000	106,804
	Tokyo Rope Manufacturing Co., Ltd.	75,000	169,645
	Tokyo Sangyo Co., Ltd.	19,500	52,716
#	Tokyo Seimitsu Co., Ltd.	34,800	283,029
	Tokyo Steel Manufacturing Co., Ltd.	72,000	705,734
#	Tokyo Style Co., Ltd.	63,000	472,243
	Tokyo Tatemono Co., Ltd.	181,000	604,150
	Tokyo Tekko Co., Ltd.	44,000	108,028
#	Tokyo Theatres Co., Inc.	31,000	69,473
	Tokyo Tomin Bank, Ltd.	26,700	443,150
#	Tokyotokeiba Co., Ltd.	66,000	93,985
	Tokyu Community Corp.	9,900	180,194
#	Tokyu Construction Co., Ltd.	83,650	227,278
	Tokyu Corp.	119,000	516,412
#	Tokyu Land Corp.	216,000	673,969
#	Tokyu Livable, Inc.	9,700	41,937
	Tokyu Recreation Co., Ltd.	6,000	32,771
	Toli Corp.	55,000	90,792
	Tomato Bank, Ltd.	122,000	308,925
#	Tomen Electronics Corp.	13,400	160,681
#	Tomoe Corp.	29,000	56,419
#	Tomoegawa Paper Co., Ltd.	7,000	14,347
	Tomoku Co., Ltd.	76,000	142,657
#	Tomy Co., Ltd.	19,100	101,491
	Tonami Holdings Co., Ltd.	88,000	222,914
#	TonenGeneral Sekiyu K.K.	28,000	270,530
* #	Tonichi Carlife Group, Inc.	22,000	10,689
#	Topcon Corp.	44,600	184,427
	Toppan Forms Co., Ltd.	26,300	288,204
	Toppan Printing Co., Ltd.	184,000	1,239,002
	Topre Corp.	40,000	271,195
	Topy Industries, Ltd.	202,000	331,851
#	Toray Industries, Inc.	320,000	1,383,704
* #	Tori Holdings Co., Ltd.	117,000	3,907
	Torigoe Co., Ltd.	7,800	62,131
	Torii Pharmaceutical Co., Ltd.	16,200	278,162

#	Torishima Pump Manufacturing Co., Ltd.	9,000	77,619
	Tose Co., Ltd.	3,800	24,725
	Toshiba Corp.	227,000	792,500
	Toshiba Machine Co., Ltd.	111,000	305,025
#	Toshiba Plant Kensetsu Co., Ltd.	23,000	256,091
#	Toshiba TEC Corp.	133,000	395,919
	Tosho Printing Co., Ltd.	65,000	165,105
	Tosoh Corp.	339,000	710,557
	Totetsu Kogyo Co., Ltd.	33,000	219,882
#	TOTO, Ltd.	124,000	654,764
* #	Totoku Electric Co., Ltd.	18,000	23,259
#	Tottori Bank, Ltd.	61,000	184,844
	Touei Housing Corp.	7,300	10,892
	Toukei Computer Co., Ltd.	3,200	36,683
* #	Towa Bank, Ltd.	221,000	169,569
#	Towa Corp.	5,100	8,915
#	Towa Pharmaceutical Co., Ltd.	3,200	162,719
#	Towa Real Estate Development Co., Ltd.	97,000	56,232
* #	Toyo Construction Co., Ltd.	135,000	56,215
#	Toyo Corp.	16,400	157,898
#	Toyo Electric Co., Ltd.	21,000	94,909
	Toyo Engineering Corp.	67,000	216,927
#	Toyo Ink Manufacturing Co., Ltd.	187,000	489,047
	Toyo Kanetsu K.K.	162,000	282,330
	Toyo Kohan Co., Ltd.	63,000	264,121
	Toyo Machinery & Metal Co., Ltd.	4,000	5,709
	Toyo Radiator Co., Ltd.	59,000	83,398
	Toyo Securities Co., Ltd.	74,000	123,619
	Toyo Seikan Kaisha, Ltd.	94,400	1,399,262
	Toyo Suisan Kaisha, Ltd.	20,000	527,338
* #	Toyo Tanso Co, Ltd.	2,100	77,853
#	Toyo Tire & Rubber Co., Ltd.	166,000	241,928
#	Toyo Wharf & Warehouse Co., Ltd.	53,000	77,771
#	Toyobo Co., Ltd.	448,000	641,054
#	Toyoda Gosei Co., Ltd.	46,200	523,160
#	Toyota Auto Body Co., Ltd.	28,300	377,385
	Toyota Boshoku Corp.	46,700	375,206
#	Toyota Motor Corp. Sponsored ADR	240,669	15,284,888
	Toyota Tsusho Corp.	91,225	818,215
#	Trans Cosmos, Inc.	24,000	137,681
*	Trend Micro, Inc.	2,500	68,177
*	Trend Micro, Inc. Sponsored ADR	3,540	96,819
	Trinity Industrial Corp.	3,000	10,685
#	Trusco Nakayama Corp.	20,400	233,512
	Tsubakimoto Chain Co.	127,000	311,187
	Tsubakimoto Kogyo Co., Ltd.	24,000	49,351
#	Tsudakoma Corp.	60,000	56,577
#	Tsugami Corp.	61,000	104,757
	Tsukamoto Co., Ltd.	18,000	12,508
#	Tsukishima Kikai Co., Ltd.	26,000	152,146
	Tsumura & Co.	17,900	590,100
	Tsurumi Manufacturing Co., Ltd.	18,000	103,194

	Tsutsumi Jewelry Co., Ltd.	11,200	246,292
	Tsuzuki Denki Co., Ltd.	8,000	21,286
	TV Asahi Corp.	226	284,488
	TYK Corp.	29,000	68,866
	Ube Industries, Ltd.	210,000	452,574
#	Ube Material Industries, Ltd.	61,000	123,526
	Uchida Yoko Co., Ltd.	56,000	202,183
#	Ulvac, Inc.	25,800	425,767
	Uni-Charm Corp.	3,900	268,712
	Unicharm Petcare Corp.	2,000	66,207
	Uniden Corp.	46,000	64,522
	Unimat Offisco Corp.	22,700	195,041
#	Union Tool Co.	6,200	120,997
#	Unitika, Ltd.	186,000	128,468
	UNY Co., Ltd.	161,000	1,338,227
#	U-Shin, Ltd.	22,000	71,902
	Ushio, Inc.	48,200	611,312
	USS Co., Ltd.	3,430	146,679
	Utoc Corp.	18,700	61,684
	Valor Co., Ltd.	21,100	180,007
* #	Venture Link Co., Ltd.	53,300	9,985
	Vital-Net, Inc.	36,200	220,141
#	Wacoal Corp.	54,000	703,632
*	Wakachiku Construction Co., Ltd.	66,000	24,761
	Wakamoto Pharmaceutical Co., Ltd.	7,000	27,235
	Warabeya Nichiyo Co., Ltd.	6,000	96,660
	Watabe Wedding Corp.	5,300	86,539
#	Watami Food Service Co., Ltd.	5,400	142,285
	Wavelock Holdings Co., Ltd.	5,000	16,508
	West Japan Railway Co.	134	545,005
	Wood One Co., Ltd.	39,000	125,774
	Xebio Co., Ltd.	11,600	211,748
*	Yachiyo Bank, Ltd.	9,900	369,798
	Yahagi Construction Co., Ltd.	17,000	86,225
#	Yahoo! Japan Corp.	367	116,443
	Yaizu Suisankagaku Industry Co., Ltd.	9,600	105,784
#	Yakult Honsha Co., Ltd.	21,400	435,910
*	YAMABIKO Corp.	5,535	62,784
	Yamada Denki Co., Ltd.	5,270	310,500
#	Yamagata Bank, Ltd.	98,000	591,243
	Yamaguchi Financial Group, Inc.	120,000	1,333,048
	Yamaha Corp.	119,200	1,042,617
	Yamaha Motor Co., Ltd.	86,000	806,695
#	Yamaichi Electronics Co., Ltd.	15,300	33,294
	Yamamura Glass Co., Ltd.	110,000	254,766
	Yamanashi Chuo Bank, Ltd.	136,000	791,895
	Yamatake Corp.	25,600	466,298
	Yamatane Corp.	103,000	105,099
	Yamato Corp.	20,000	63,965
	Yamato Holdings Co., Ltd.	82,000	832,805
	Yamato Kogyo Co., Ltd.	21,900	529,621
#	Yamazaki Baking Co., Ltd.	28,000	377,679

	Yamazen Co., Ltd.	52,800	184,082
	Yaoko Co., Ltd.	3,900	128,902
	Yaskawa Electric Corp.	128,000	466,481
#	Yellow Hat, Ltd.	26,500	88,937
	Yodogawa Steel Works, Ltd.	132,000	621,400
	Yokogawa Bridge Holdings Corp.	19,000	183,790
	Yokogawa Electric Corp.	162,200	737,506
	Yokohama Reito Co., Ltd.	46,000	314,050
#	Yokohama Rubber Co., Ltd.	137,000	481,313
	Yokowo Co., Ltd.	18,000	88,486
	Yomeishu Seizo Co., Ltd.	12,000	108,329
#	Yomiuri Land Co., Ltd.	18,000	54,795
	Yondenko Corp.	18,000	95,308
	Yonekyu Corp.	26,500	291,170
	Yonex Co., Ltd.	7,900	62,593
#	Yorozu Corp.	18,900	145,201
	Yoshimoto Kogyo Co., Ltd.	15,800	190,390
#	Yoshinoya Holdings Co., Ltd.	330	409,212
	Yuasa Funashoku Co., Ltd.	6,000	11,385
#	Yuasa Trading Co., Ltd.	212,000	223,591
	Yuken Kogyo Co., Ltd.	43,000	72,327
#	Yuki Gosei Kogyo Co., Ltd.	11,000	40,620
	Yuraku Real Estate Co., Ltd.	52,000	59,942
	Yurtec Corp.	46,000	270,819
#	Yushin Precision Equipment Co., Ltd.	8,200	73,358
#	Yushiro Chemical Industry Co., Ltd.	6,200	63,616
	Yutaka Foods Corp.	4,000	57,595
#	Zenrin Co., Ltd.	7,800	81,117
#	Zensho Co., Ltd.	10,100	59,027
	Zeon Corp.	186,000	596,280
#	Zeria Pharmaceutical Co., Ltd.	11,000	122,479
#	Zuken, Inc.	23,100	136,853
TOTAL COMMON STOCKS			593,499,532

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	10,000	—

TOTAL — JAPAN			593,499,532

NETHERLANDS — (2.3%)
COMMON STOCKS — (2.3%)
#	Aalberts Industries NV	58,639	332,628
	Accell Group NV	5,751	119,698
	Aegon NV	519,284	2,715,727
	Aegon NV ADR	85,032	440,466
	Akzo Nobel NV	20,414	728,804
	Akzo Nobel NV Sponsor ADR	27,517	978,780
#	Arcadis NV	11,846	128,935
#	ArcelorMittal	163,421	3,656,996
* #	ASM International NV	21,139	153,282
#	ASML Holding NV	75,600	1,250,278

*	ASML Holding NV ADR	53,231	880,441
*	BE Semiconductor Industries NV	155,780	313,599
	Beter Bed Holding NV	2,719	27,702
	Boskalis Westminster CVA	27,957	563,957
#	Brunel International NV	3,957	46,491
	Crown Van Gelder NV	734	5,663
* #	Crucell NV	604	10,711
*	Crucell NV ADR	38,643	702,143
	Draka Holding NV	8,867	70,055
#	Eriks Group NV	6,884	220,354
	Exact Holding NV	7,123	128,725
	Fornix Biosciences NV	2,884	32,123
	Fugro NV	58,057	1,568,760
	Gamma Holding NV	23,019	180,405
	Grontmij NV	7,444	151,786
#	Heijmans NV	14,300	106,199
#	Heineken Holding NV	40,972	1,094,855
	Heineken NV	75,799	2,228,207
	ICT Automatisering NV	36,580	212,129
	Imtech NV	26,704	410,883
	ING Groep NV	13,039	107,611
#	ING Groep NV Sponsored ADR	490,625	4,086,906
#	Innoconcepts NV	12,157	46,285
*	Jetix Europe NV	3,585	50,477
	Kas Bank NV	6,042	71,335
	Kendrion NV	2,894	30,362
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	57,577
	Koninklijke Ahold NV	314,952	3,776,444
	Koninklijke Ahold NV ADR	21,680	258,209
	Koninklijke Bam Groep NV	73,128	622,071
	Koninklijke DSM NV	100,822	2,415,954
	Koninklijke KPN NV	177,435	2,361,744
	Koninklijke Philips Electronics NV	207,740	3,775,897
	Koninklijke Philips Electronics NV ADR	176,300	3,206,897
	Koninklijke Ten Cate NV	19,431	348,595
	Koninklijke Vopak NV	33,655	1,260,822
#	Macintosh Retail Group NV	59,515	598,195
	Nederlandsche Apparatenfabriek NV	2,154	42,982
*	Nedfield NV	855	713
	Nutreco Holding NV	57,939	1,914,532
	Oce NV	45,225	116,111
#	OPG Groep NV	34,025	390,608
	Ordina NV	16,965	59,308
* #	Pharming Group NV	31,665	20,056
*	Punch Graphix NV	15,260	20,507
* #	Qurius NV	35,278	11,528
#	Randstad Holdings NV	68,905	1,365,531
	Reed Elsevier NV	4,128	45,684
#	Reed Elsevier NV ADR	45,688	1,015,644
	RSDB NV	692	12,873
* #	Samas NV	14,546	7,991
#	SBM Offshore NV	147,481	1,778,243

*	SES SA	22,266	407,843
	Sligro Food Group NV	9,013	192,715
	Smit Internationale NV	6,637	307,975
	SNS Reaal	83,390	363,870
*	Super De Boer NV	7,155	23,214
#	Telegraaf Media Groep NV	21,291	381,380
	TKH Group NV	17,975	170,292
	TNT NV	101,309	1,755,916
* #	TomTom NV	6,700	35,529
	Unilever NV	181,970	4,011,208
	Unit 4 Agresso NV	7,972	80,670
#	USG People NV	58,493	645,547
*	Van der Moolen Holding NV	26,574	71,402
	Wavin NV	30,662	97,463
	Wolters Kluwer NV	115,216	2,071,134

TOTAL — NETHERLANDS			59,954,632

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Abano Healthcare Group, Ltd.	17,364	42,376
#	Air New Zealand, Ltd.	211,617	95,976
	Auckland International Airport, Ltd.	37,511	34,445
	Contact Energy, Ltd.	121,727	421,371
	Ebos Group, Ltd.	9,786	21,765
	Fisher & Paykel Appliances Holdings, Ltd.	203,176	127,747
	Fisher & Paykel Healthcare Corp.	75,641	129,040
	Fletcher Building, Ltd.	322,073	912,019
	Freightways, Ltd.	24,331	36,243
	Hallenstein Glassons Holdings, Ltd.	7,659	8,407
	Infratil, Ltd.	138,936	124,247
	Mainfreight, Ltd.	19,966	42,165
	Michael Hill International, Ltd.	72,300	18,534
	New Zealand Exchange, Ltd.	7,114	19,792
	New Zealand Oil & Gas, Ltd.	132,755	85,476
	New Zealand Refining Co., Ltd.	57,281	187,123
	Nuplex Industries, Ltd.	53,080	77,106
	Port of Tauranga, Ltd.	42,960	127,202
	Pumpkin Patch, Ltd.	23,700	10,519
	Pyne Gould Guinness, Ltd.	109,816	71,109
*	Rubicon, Ltd.	42,151	12,981
	Ryman Healthcare, Ltd.	97,765	68,350
	Sanford, Ltd.	29,069	78,780
	Sky City Entertainment Group, Ltd.	84,467	131,704
	Steel & Tube Holdings, Ltd.	25,952	38,822
	Telecom Corp. of New Zealand, Ltd.	89,182	119,759
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,137	337,422
	Tourism Holdings, Ltd.	23,932	7,999
	Tower, Ltd.	116,167	96,484
#	Trustpower, Ltd.	58,753	221,727
	Vector, Ltd.	69,419	77,509
	Warehouse Group, Ltd.	20,225	37,413

TOTAL — NEW ZEALAND			3,821,612

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
#	Acergy SA	94,893	521,428
#	Acta Holding ASA	77,000	21,033
	Aker Kvaerner ASA	56,080	263,282
#	Aktiv Kapital ASA	31,100	179,477
*	Atea ASA	62,273	145,892
	Austevoll Seafood ASA	45,000	83,579
*	Birdstep Technology ASA	41,000	8,930
* #	Blom ASA	17,000	42,922
	Bonheur ASA	23,450	428,319
* #	BW Gas, Ltd.	29,000	94,695
* #	BW Offshore, Ltd.	54,375	37,562
#	Camillo Eitze & Co. ASA	11,661	25,020
#	Cermaq ASA	51,490	195,474
*	Copeinca ASA	20,439	33,792
* #	Det Norske Oljeselskap ASA	528,000	333,123
	DnB NOR ASA Series A	321,541	1,090,433
#	DOF ASA	24,641	120,234
	EDB Business Partner ASA	20,000	34,393
* #	Eitzen Chemical ASA	46,000	76,955
	Ekornes ASA	17,497	160,672
*	Eltek ASA	25,643	5,007
	Farstad Shipping ASA	7,858	90,555
	Fred Olsen Energy ASA	18,151	468,101
#	Frontline, Ltd.	4,950	142,276
#	Ganger Rolf ASA	35,250	658,999
*	Gregoire ASA	2,200	294
	Havila Shipping ASA	2,400	13,100
	Itera Consulting Group ASA	40,000	13,283
* #	Kongsberg Automotive ASA	11,800	4,294
	Kongsberg Gruppen ASA	8,764	377,876
*	Kverneland Group ASA	81,000	57,926
* #	Marine Harvest	2,044,719	441,184
*	Nordic Semiconductor ASA	58,700	144,753
* #	Norse Energy Corp. ASA	183,000	100,698
	Norsk Hydro ASA	282,580	1,007,108
	Norsk Hydro ASA Sponsored ADR	50,900	179,168
* #	Norske Skogindustrier ASA Series A	115,090	225,174
* #	Norwegian Air Shuttle ASA	6,231	35,602
	Odfjell ASA Series A	43,400	244,788
*	ODIM ASA	5,400	17,801
	Olav Thon Eiendomsselskap ASA	490	37,076
	Orkla ASA	297,750	1,979,190
* #	PCI Biotech AS	340	411
*	Petroleum Geo Services ASA	98,050	320,084
* #	Petrolia Drilling ASA	305,000	20,570
*	Photocure ASA	3,400	11,286
*	Prosafe ASA	112,400	427,696

*	Prosafe Production Public, Ltd.	166,700	262,290
*	Q-Free ASA	66,600	129,488
* #	Renewable Energy Corp. ASA	22,300	223,581
	Rieber and Son ASA Series A	10,000	59,902
* #	Roxar ASA	170,000	91,898
#	Scana Industrier ASA	98,545	104,867
	Schibsted ASA	29,874	283,866
*	Seadrill, Ltd.	102,800	851,931
* #	Sevan Marine ASA	100,393	85,538
	Solstad Offshore ASA	6,400	70,316
*	Songa Offshore SE	32,500	56,803
	SpareBanken 1 SMN	33,603	132,869
	StatoilHydro ASA	26,002	448,002
	StatoilHydro ASA Sponsored ADR	65,875	1,135,026
	Storebrand ASA	262,598	667,958
* #	Subsea 7, Inc.	67,195	349,841
	Tandberg ASA Series A	67,195	830,597
	Telenor ASA	59,700	389,565
*	TGS Nopec Geophysical Co. ASA	123,991	708,173
#	Tomra Systems ASA	60,100	201,644
	TTS Marine ASA	6,500	17,675
	Veidekke ASA	50,500	201,950
	Wilh. Wilhelmsen ASA	10,752	122,971
	Yara International ASA	32,324	726,830

TOTAL — NORWAY			19,075,096

PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
#	Altri SGPS SA	37,676	94,898
#	Banco BPI SA	474,901	899,939
* #	Banco Comercial Portugues SA	2,095,789	2,134,834
	Banco Espirito Santo SA	167,899	1,111,323
*	Banif SGPS SA	59,028	83,275
	Brisa SA	105,739	696,888
#	Cimpor Cimentos de Portugal SA	212,222	983,632
	Corticeira Amorim	206,699	238,019
	Energias de Portugal SA	185,237	655,438
	Energias de Portugal SA Sponsored ADR	7,300	258,420
	Finibanco Holdings SGPS SA	150,035	384,538
	Galp Energia SGPS SA Series B	88,266	935,579
*	Impresa Sociedade Gestora de Participacoes SA	41,474	40,687
* #	Investimentos Participacoes e Gestao SA	66,000	26,090
#	Jeronimo Martins SGPS SA	65,004	330,054
	Mota-Engil SGPS SA	36,475	113,035
*	Novabase SGPS	12,258	54,839
* #	ParaRede SGPS SA	45,991	43,849
#	Portucel-Empresa Produtora de Pasta de Papel SA	317,577	598,323
#	Portugal Telecom SA	106,571	860,519
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	97,933	526,276
*	Redes Energeticas Nacionais SA	68,733	262,721

	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	19,114
	Sociedade de Investimento e Gestao SGPS SA	49,740	403,043
* #	Sonae Capital	30,129	17,625
#	Sonae Industria SGPS SA	42,143	86,521
#	Sonae SGPS SA	602,027	369,411
*	Sonaecom SGPS SA	316,295	450,990
	Teixeira Duarte Engenharia e Construcoes SA	106,038	74,751

TOTAL — PORTUGAL			12,754,631

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	419,500	129,136
	Apollo Enterprises, Ltd.	30,000	17,693
	Aqua-Terra Supply Co., Ltd.	31,000	2,461
	Armstrong Industrial Corp., Ltd.	49,000	3,742
	Asia Environment Holdings, Ltd.	98,820	7,072
*	Asia Food and Properties, Ltd.	806,000	99,015
	Asia Pacific Breweries, Ltd.	14,000	87,274
	ASL Marine Holdings, Ltd.	201,000	57,247
	Auric Pacific Group, Ltd.	25,000	9,235
*	Ban Joo & Co., Ltd.	29,333	287
	Beyonics Technology, Ltd.	135,000	10,575
	Bonvests Holdings, Ltd.	51,600	19,721
	Broadway Industrial Group, Ltd.	31,000	3,139
	Bukit Sembawang Estates, Ltd.	30,000	75,214
	Capitaland, Ltd.	537,000	831,576
#	Cerebos Pacific, Ltd.	53,000	112,935
	CH Offshore, Ltd.	131,000	21,472
* #	Chartered Semiconductor Manufacturing, Ltd.	107,000	16,454
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	48,338	71,057
	China Dairy Group, Ltd.	147,000	7,925
	China Merchants Holdings Pacific, Ltd.	79,000	23,477
	Chip Eng Seng Corp., Ltd.	123,000	13,273
	Chuan Hup Holdings, Ltd.	150,000	17,891
#	City Developments, Ltd.	236,000	868,798
	Comfortdelgro Corp., Ltd.	358,000	341,233
#	Cosco Corp. (Singapore), Ltd.	97,000	49,430
*	Creative Technology Co., Ltd.	43,250	118,406
	CSC Holdings, Ltd.	250,000	13,900
	CSE Global, Ltd.	98,000	24,719
	CWT, Ltd.	104,000	20,522
#	DBS Group Holdings, Ltd.	392,500	2,259,746
#	Delong Holdings, Ltd.	78,200	33,183
*	Enviro-Hub Holdings, Ltd.	129,000	8,448
*	Eucon Holdings, Ltd.	241,000	2,384
#	Ezra Holdings Pte, Ltd.	184,000	78,017
	F.J. Benjamin Holdings, Ltd.	90,000	8,593
#	Federal International (2000), Ltd.	145,000	13,762
	Food Empire Holdings, Ltd.	94,800	18,780
	Fraser & Neave, Ltd.	539,000	1,010,813
	Freight Links Express Holdings, Ltd.	500,000	12,963

*	Fu Yu Corp., Ltd.	118,000	5,217
*	Gallant Venture, Ltd.	128,000	12,595
	GK Goh Holdings, Ltd.	87,000	29,231
* #	Global Voice Group, Ltd.	339,000	3,356
	Goodpack, Ltd.	95,000	48,715
	GP Batteries International, Ltd.	15,000	5,608
#	Guocoland, Ltd.	158,666	111,809
	Hersing Corp., Ltd.	66,000	8,899
	Hi-P International, Ltd.	423,000	90,169
	Ho Bee Investment, Ltd.	394,000	91,165
* #	Hong Fok Corp., Ltd.	191,400	28,134
	Hong Leong Asia, Ltd.	157,000	59,611
	Hotel Grand Central, Ltd.	105,132	36,730
	Hotel Plaza, Ltd.	391,500	290,248
	Hotel Properties, Ltd.	135,000	93,772
	Hour Glass, Ltd.	50,000	15,417
* #	HTL International Holdings, Ltd.	112,000	5,869
	Huan Hsin Holdings, Ltd.	67,000	11,316
	HupSteel, Ltd.	145,000	14,787
	Hwa Hong Corp., Ltd.	95,000	20,969
#	Hyflux, Ltd.	61,000	70,780
	InnoTek, Ltd.	74,000	8,824
*	Innovalues, Ltd.	36,000	1,412
	Isetan (Singapore), Ltd.	15,000	30,561
	Jardine Cycle & Carriage, Ltd.	66,838	470,584
#	Jaya Holdings, Ltd.	343,000	60,415
	Jurong Technologies Industrial Corp., Ltd.	213,200	3,484
	K1 Ventures, Ltd.	656,000	60,636
	Keppel Corp., Ltd.	131,000	344,922
#	Keppel Land, Ltd.	239,000	216,869
#	Keppel Telecommunications and Transportation, Ltd.	79,000	37,531
	Kim Eng Holdings, Ltd.	320,573	209,328
	Koh Brothers Group, Ltd.	161,000	14,189
#	KS Energy Services, Ltd.	120,000	58,767
	Lafe Corp., Ltd.	75,600	2,620
	Lee Kim Tah Holdings, Ltd.	60,000	15,501
	Low Keng Huat Singapore, Ltd.	174,000	18,401
	Lum Chang Holdings, Ltd.	123,000	12,402
*	Manhattan Resources, Ltd.	47,000	9,670
*	Mediaring.Com, Ltd.	747,000	31,576
	Memtech International, Ltd.	310,000	10,187
	Metro Holdings, Ltd.	145,000	29,786
*	MFS Technology, Ltd.	52,000	6,025
#	Midas Holdings, Ltd.	130,000	44,208
	MobileOne, Ltd.	96,000	102,653
	Neptune Orient Lines, Ltd.	279,000	203,433
	Nera Telecommunications, Ltd.	105,000	12,983
	NSL, Ltd.	75,000	44,873
	Olam International, Ltd.	184,600	148,055
	Orchard Parade Holdings, Ltd.	62,000	26,815
*	Osim International, Ltd.	119,000	5,107
	Overseas Chinese Banking Corp., Ltd.	718,000	2,410,091

	Pan-United Corp., Ltd.	100,000	24,292
#	Parkway Holdings, Ltd.	476,453	359,419
#	Petra Foods, Ltd.	112,000	31,026
	Popular Holdings, Ltd.	330,000	20,639
	PSC Corp., Ltd.	181,924	17,273
	QAF, Ltd.	87,000	9,793
#	Raffles Education Corp., Ltd.	211,381	72,405
	Rotary Engineering, Ltd.	87,000	13,078
	San Teh, Ltd.	117,000	21,160
	SBS Transit, Ltd.	39,500	46,012
	SC Global Developments, Ltd.	169,284	53,732
	Seksun Corp., Ltd.	178,000	3,194
	SembCorp Industries, Ltd.	354,000	526,249
	SembCorp Marine, Ltd.	179,800	184,269
	Sim Lian Group, Ltd.	83,000	14,554
	Singapore Airlines, Ltd.	170,400	1,245,348
#	Singapore Exchange, Ltd.	119,000	398,808
	Singapore Food Industries, Ltd.	61,000	37,468
	Singapore Land, Ltd.	82,000	178,318
	Singapore Petroleum Co., Ltd.	93,000	148,808
	Singapore Post, Ltd.	335,000	170,030
#	Singapore Press Holdings, Ltd.	363,000	670,112
	Singapore Reinsurance Corp., Ltd.	55,000	5,369
	Singapore Shipping Corp., Ltd.	137,000	18,567
	Singapore Technologies Engineering, Ltd.	284,000	423,209
	Singapore Telecommunications, Ltd.	899,350	1,561,060
*	Sinomem Technology, Ltd.	75,000	5,662
	Sinwa, Ltd.	89,000	7,006
	SMRT Corp., Ltd.	224,000	234,097
	SP Chemicals, Ltd.	105,000	50,502
	SSH Corp., Ltd.	219,000	15,084
	Stamford Land Corp., Ltd.	186,000	29,933
	Starhub, Ltd.	93,710	125,482
	Straco Corp., Ltd.	150,000	7,949
#	Straits Asia Resources, Ltd.	147,000	89,217
	Sunningdale Tech, Ltd.	130,000	5,349
* #	Swiber Holdings, Ltd.	95,000	29,440
	Tat Hong Holdings, Ltd.	422,000	167,012
*	Thakral Corp., Ltd.	793,000	22,769
	Tiong Woon Corp. Holding, Ltd.	112,000	12,765
*	Tuan Sing Holdings, Ltd.	251,000	14,764
	UMS Holdings, Ltd.	86,000	5,897
	United Engineers, Ltd.	104,000	77,186
	United Industrial Corp., Ltd.	480,000	389,700
	United Overseas Bank, Ltd.	181,000	1,404,593
	UOB-Kay Hian Holdings, Ltd.	191,000	116,652
	UOL Group, Ltd.	339,000	432,339
	Venture Corp., Ltd.	151,000	402,406
#	WBL Corp., Ltd.	170,000	442,054
	Wheelock Properties, Ltd.	249,000	162,299
#	Wilmar International, Ltd.	199,000	374,235
	Wing Tai Holdings, Ltd.	282,100	128,587

	Xpress Holdings, Ltd.	474,000	17,138
#	Yanlord Land Group, Ltd.	399,000	243,890
	Yellow Pages (Singapore), Ltd.	29,000	3,391
	YHI International, Ltd.	96,000	7,313
* #	Yongnam Holdings, Ltd.	263,000	15,399
*	Zhongguo Jilong, Ltd.	24,675	723
TOTAL COMMON STOCKS			23,522,898

RIGHTS/WARRANTS — (0.0%)
*	Ban Joo & Co., Ltd. Warrants 11/22/11	7,333	—
*	Manhattan Resources, Ltd. Warrants 04/09/11	14,100	257
TOTAL RIGHTS/WARRANTS			257

TOTAL — SINGAPORE			23,523,155

SPAIN — (3.0%)
COMMON STOCKS — (3.0%)
#	Abengoa SA	26,637	414,922
	Abertis Infraestructuras SA	94,988	1,535,888
	Acciona SA	14,167	1,595,775
#	Acerinox SA	108,150	1,408,926
#	Actividades de Construccion y Servicios SA	60,589	2,431,037
	Adolfo Dominguez SA	2,648	22,408
#	Amper SA	12,115	75,594
#	Antena 3 de Television SA	33,475	157,076
*	Avanzit SA	146,419	163,798
*	Azkoyen SA	14,561	47,897
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	790,730	7,345,882
	Banco de Andalucia SA	1,901	73,544
#	Banco de Sabadell SA	449,091	2,248,904
#	Banco de Valencia SA	104,668	1,040,824
#	Banco Espanol de Credito SA	150,513	1,371,769
#	Banco Guipuzcoano SA	93,052	621,253
#	Banco Pastor SA	139,776	828,750
#	Banco Popular Espanol SA	390,341	2,674,788
	Banco Santander Central Hispano SA	187,310	1,515,729
#	Banco Santander SA Sponsored ADR	2,128,205	16,685,127
#	Bankinter SA	172,356	1,488,569
*	Baron de Ley SA	2,832	111,466
	Bolsas y Mercados Espanoles	33,088	717,011
	Campofrio Food Group SA	20,352	223,169
#	Cementos Portland Valderrivas SA	9,057	263,881
	Cia Espanola de Petroleous SA	7,449	648,412
	Cintra Concesiones de Infraestructuras de Transporte SA	35,283	174,630
	Construcciones y Auxiliar de Ferrocarriles SA	3,414	930,068
*	Corporacion Dermoestetica	21,688	84,817
*	Dogi International Fabrics SA	13,276	15,769
	Duro Felguera SA	16,236	94,327
	Ebro Puleva SA	98,093	1,210,802
	Elecnor SA	6,947	59,725
	Enagas SA	89,060	1,543,978

* #	Ercros SA	601,222	137,631
	Faes Farma SA	30,123	130,241
	Fomento de Construcciones y Contratas SA	36,720	957,072
	Gamesa Corporacion Tecnologica SA	36,035	603,501
	Gas Natural SDG SA	39,522	949,096
* #	General de Alquiler de Maquinaria	8,457	56,216
#	Gestevision Telecinco SA	50,443	432,747
	Grifols SA	19,666	344,618
#	Grupo Catalana Occidente SA	55,676	849,226
	Grupo Empresarial Ence SA	95,807	279,444
#	Grupo Ferrovial SA	52,018	1,379,500
	Iberdrola SA	234,619	1,816,681
	Iberia Lineas Aereas de Espana SA	276,510	637,105
	Iberpapel Gestion SA	4,081	50,575
#	Indra Sistemas SA	37,920	761,973
#	Industria de Diseno Textil SA	14,898	566,991
* #	La Seda de Barcelona SA	257,738	114,896
*	Laboratorios Almirall SA	90,093	750,008
	Lingotes Especiales SA	2,224	8,679
	Mapfre SA	62,775	176,914
#	Mecalux SA	4,872	67,385
	Miquel y Costas & Miquel SA	9,539	148,676
#	Natra SA	7,270	39,084
*	Natraceutical SA	91,207	55,721
#	NH Hoteles SA	55,057	227,448
	Nicolas Correa SA	4,684	18,076
	Obrascon Huarte Lain SA	15,618	181,578
#	Papeles y Cartones de Europa SA	49,396	218,119
	Pescanova SA	4,734	175,178
	Prim SA	5,102	44,304
#	Promotora de Informaciones SA	47,277	121,197
	Prosegur Cia de Seguridad SA	9,343	286,159
*	Realia Business SA	102,387	217,919
	Red Electrica Corporacion SA	26,929	1,106,117
	Repsol YPF SA	1,793	32,022
	Repsol YPF SA Sponsored ADR	224,194	3,983,927
#	Sacyr Vallehermoso SA	54,014	460,647
	Service Point Solutions SA	50,557	43,059
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	56,486	63,257
	Sol Melia SA	61,819	311,507
#	SOS Cuetara SA	33,887	411,877
*	Tavex Algodonera SA	13,157	8,043
	Tecnicas Reunidas SA	2,685	69,421
*	Tecnocom Telecomunicaciones y Energia SA	30,038	140,871
	Telefonica SA	5,983	106,071
	Telefonica SA Sponsored ADR	72,100	3,865,281
	Tubacex SA	42,119	108,686
	Tubos Reunidos SA	95,313	237,473
	Union Fenosa SA	28,413	639,412
	Unipapel SA	4,501	54,095
* #	Urbas Guadahermosa SA	8,757	1,890
*	Vertice Trescientos Sesenta Grados SA	1,752	1,427

	Vidrala SA	13,737	272,294
	Viscofan SA	35,568	667,226
	Vocento SA	34,637	153,636
#	Zardoya Otis SA	19,446	347,273
* #	Zeltia SA	33,795	159,049
TOTAL COMMON STOCKS			75,875,034

RIGHTS/WARRANTS — (0.0%)
*	Mecalux SA Rights 02/05/09	4,872	6,425

TOTAL — SPAIN			75,881,459

SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
#	Aarhuskarlshamn AB	12,487	177,601
	Acando AB	31,874	38,826
*	Active Biotech AB	8,450	30,403
	Addtech AB Series B	1,400	13,019
	AF AB Series B	7,700	95,613
	Alfa Laval AB	50,974	355,346
* #	Anoto Group AB	29,000	13,236
	Aros Quality Group AB	5,000	16,721
	Assa Abloy AB Series B	100,032	1,000,425
	Atlas Copco AB Series A	51,700	346,627
	Atlas Copco AB Series B	26,200	155,513
	Axfood AB	6,150	116,546
	Axis Communications AB	10,350	61,775
	B&B Tools AB	8,264	48,925
*	BE Group AB	13,907	29,080
	Beiger Electronics AB	345	3,736
	Beijer Alma AB	6,700	48,449
*	Bergs Timber AB Series B	4,200	10,025
#	Bilia AB Series A	9,300	19,392
	Billerud AB	39,896	80,311
*	Biotage AB	44,000	28,157
*	Biovitrum AB	4,833	29,152
#	Boliden AB	164,340	331,988
	Cantena AB	500	3,848
	Cardo AB	12,400	184,232
	Castellum AB	3,600	22,951
#	Clas Ohlson AB Series B	106,150	863,506
*	Cloetta AB	14,784	45,947
	Concordia Maritime AB Series B	30,791	49,537
#	D. Carnegie & Co. AB	31,440	66,896
#	Electrolux AB Series B	149,308	1,074,959
#	Elekta AB Series B	16,000	181,171
*	Enea Data AB Series B	17,746	48,338
#	Eniro AB	132,643	170,366
#	Fabege AB	13,000	43,520
	Fagerhult AB	2,628	38,390
	G & L Beijer AB Series B	1,700	24,737

#	Getinge AB	29,555	392,710
	Geveko AB	1,000	9,184
	Gunnebo AB	11,600	23,978
	Hakon Invest AB	31,562	325,485
	Haldex AB	16,100	57,265
#	Hemtex AB	2,026	4,949
#	Hennes & Mauritz AB Series B	20,833	803,890
#	Hexagon AB	38,900	129,829
*	Hexpol AB	3,350	6,385
*	HIQ International AB	13,955	34,827
	Hoganas AB Series B	14,300	123,250
#	Holmen AB Series B	37,461	765,784
#	Husqvarna AB Series A	13,310	53,373
#	Husqvarna AB Series B	73,400	305,843
	Industrial & Financial Systems AB Series B	9,900	48,679
*	Indutrade AB	4,400	42,350
	Intrum Justitia AB	20,946	170,689
#	JM AB	43,194	220,446
	KappAhl Holding AB	16,200	54,268
	Klovern AB	9,100	18,337
#	Kungsleden AB	12,300	62,988
	Lagercrantz Group AB Series B	10,000	23,289
	Lammhults Design Group AB	2,400	11,716
*	LBI International AB	18,400	23,694
	Lennart Wallenstam Byggnads AB Series B	3,300	25,174
*	Lindab International AB	23,912	134,282
*	Loomis AB	15,933	118,082
* #	Lundin Petroleum AB	126,715	623,608
	Meda AB Series A	95,478	632,924
*	Medivir AB Series B	5,800	35,264
*	Mekonomen AB	2,400	23,475
*	Metro International SA SDR Series A	1,610	140
*	Micronic Laser Systems AB	19,636	16,229
	Modern Times Group AB Series B	18,767	319,462
#	Munters AB	12,950	58,349
	NCC AB Series B	38,909	235,843
* #	Net Insight AB Series B	50,000	19,678
#	New Wave Group AB Series B	17,600	17,601
#	NIBE Industrier AB	26,895	160,944
	Niscayah Group AB	11,000	8,106
	Nobia AB	87,500	180,351
	Nolato AB Series B	11,141	46,542
	Nordea Bank AB	545,342	2,883,472
	OEM International AB Series B	9,300	44,346
	ORC Software AB	1,800	18,872
* #	Oriflame Cosmetics SA	5,500	129,923
*	Pa Resources AB	62,652	114,562
*	Partnertech AB	1,500	2,825
	Peab AB Series B	46,200	143,783
*	Pricer AB Series B	250,588	17,321
*	Proffice AB	17,165	17,385
	Q-Med AB	8,300	30,591

*	Ratos AB	28,686	369,895
#	RaySearch Laboratories AB	24,042	48,832
* #	Readsoft AB Series B	7,000	6,495
	Rederi AB Transatlantic Series B	13,369	49,429
*	Rezidor Hotel Group AB	40,800	$71,382
* #	rnb Retail & Brands AB	46,800	22,377
	Rorvik Timber AB	4,300	6,708
	Sandvik AB	67,800	345,949
* #	SAS AB	41,816	219,691
	Scania AB Series A	12,646	103,594
	Scania AB Series B	30,100	241,698
*	Scribona AB Series B	10,000	5,742
	Securitas AB Series B	79,668	638,587
*	Semcon AB	3,200	3,756
*	Sintercast AB	2,200	11,085
#	Skandinaviska Enskilda Banken AB Series A	206,077	876,676
	Skanditek Industrifoervaltnings AB	173,975	233,920
	Skanska AB Series B	189,100	1,610,314
	SKF AB Series A	10,840	93,227
	SKF AB Series B	69,547	581,002
	Skistar AB	6,500	60,210
	SSAB Svenskt Stal AB Series A	105,082	737,784
	SSAB Svenskt Stal AB Series B	46,496	305,463
	Studsvik AB	2,140	14,024
	Svenska Cellulosa AB Series B	251,707	1,963,876
	Svenska Handelsbanken AB Series A	154,132	1,680,285
	SWECO AB Series B	13,785	62,775
#	Swedbank AB Series A	115,766	405,777
	Swedish Match AB	55,000	741,996
	Tele2 AB Series B	146,356	1,179,580
#	Telefonaktiebolaget LM Erricson Sponsored ADR	533,760	4,264,742
	TeliaSonera AB	437,842	1,920,021
*	TradeDoubler AB	16,735	58,780
#	Trelleborg AB Series B	50,220	262,658
*	Vitrolife AB	6,000	16,111
	Volvo AB Series A	122,357	498,253
#	Volvo AB Series B	231,984	924,836
	Volvo AB Sponsored ADR	70,300	280,497

TOTAL — SWEDEN			36,559,633

SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
	ABB, Ltd.	86,839	1,127,660
	ABB, Ltd. Sponsored ADR	424,571	5,540,652
	Acino Holding AG	1,961	357,522
*	Actelion, Ltd.	12,257	665,148
	Adecco SA	82,547	2,771,188
*	Advanced Digital Broadcast Holdings SA	3,871	83,292
	AFG Arbonia-Forster Holding AG	708	71,981
#	Allreal Holding AG	9,556	932,614
	Also Holding AG	635	15,743

*	Arpida, Ltd.	2,100	1,516
*	Aryzta AG	47,832	1,193,948
*	Ascom Holding AG	25,555	173,502
	Bachem Holdings AG	2,417	157,596
	Baloise-Holding AG	50,014	3,102,825
	Bank Coop AG	3,531	226,660
	Bank Sarasin & Cie Series B	60,296	1,449,042
	Banque Cantonale de Geneve	912	168,337
	Banque Cantonale Vaudoise	2,879	807,443
	Banque Privee Edmond de Rothschild SA	10	223,700
	Barry Callebaut AG	2,134	954,849
*	Basilea Pharmaceutica AG	2,104	262,051
	Basler Kantonalbank	4,080	404,012
	Belimo Holdings AG	136	86,598
*	Bell Holding AG	70	87,343
	Bellevue Group AG	4,708	149,955
	Berner Kantonalbank	2,491	481,632
	BKW FMB Energie AG	4,835	414,645
	Bobst Group AG	6,032	161,876
#	Bossard Holding AG	2,478	97,318
	Bucher Industries AG	2,994	294,991
	Burckhardt Compression Holding AG	412	44,439
*	Card Guard AG	9,950	71,763
	Carlo Gavazzi Holding AG	209	17,521
*	Centralschweizerische Kraftwerke AG	449	154,503
	Charles Voegele Holding AG	4,882	132,215
	Ciba Holding AG	39,904	1,682,862
*	Cicor Technologies	729	15,525
	Clariant AG	349,806	1,736,017
*	Compagnie Financiere Richemont SA Series A	192,018	2,814,300
	Conzzeta AG	142	190,042
	Credit Suisse Group AG	18,871	481,617
	Credit Suisse Group AG Sponsored ADR	397,715	10,137,755
*	Cytos Biotechnology AG	1,001	21,166
	Daetwyler Holding AG	5,634	213,358
	Datacolor AG	34	7,710
*	Dottikon ES Holding AG	89	14,414
	Dufry Group	6,201	100,095
	EFG International AG	33,943	411,673
*	Elektrizitaets-Gesellschaft Laufenberg AG	507	488,193
	Emmi AG	1,933	184,742
	EMS-Chemie Holding AG	9,412	672,916
	Energiedienst Holding AG	7,704	298,716
	Feintol International Holding AG	147	25,080
	Flughafen Zuerich AG	5,532	1,238,748
#	Forbo Holding AG	1,026	166,106
#	Galenica Holding AG	1,280	400,570
#	Geberit AG	9,686	937,462
	George Fisher AG	6,233	1,026,241
#	Givaudan SA	3,771	2,554,238
	Gurit Holding AG	285	92,000
	Helvetia Holding AG	8,121	1,711,340

	Holcim, Ltd.	150,506	6,068,128
#	Implenia AG	1,760	42,128
	Industrieholding Cham AG	557	93,534
	Interroll-Holding SA	249	62,691
	Intershop Holding AG	192	46,306
	Jelmoli Holding AG	688	1,338,865
	Julius Baer Holdings, Ltd. AG	68,036	2,017,637
#	Kaba Holding AG	376	77,681
*	Kardex AG	2,584	64,288
	Komax Holding AG	2,065	97,703
#	Kudelski SA	49,220	457,541
	Kuehne & Nagel International AG	12,351	679,318
	Kuoni Reisen Holding AG	2,571	732,291
	Lem Holdings SA	2,996	354,927
	Lindt & Spruengli AG	20	384,833
*	Logitech International SA	67,850	657,617
#	Lonza Group AG	23,329	2,128,806
	Luzerner Kantonalbank AG	2,034	434,630
	Medisize Holding AG	270	10,235
*	Metall Zug AG	104	181,504
* #	Meyer Burger Technology AG	490	37,193
*	Micronas Semiconductor Holding AG	18,186	53,925
*	Mikron Holding AG	53,638	217,128
	Mobilezone Holding AG	6,928	39,325
	Mobimo Holding AG	4,929	572,041
	Nestle SA	454,270	15,699,256
	Nobel Biocare Holding AG	27,620	423,541
	Novartis AG	879	36,119
	Novartis AG ADR	373,823	15,423,937
* #	Oerlikon Corp.	2,865	98,016
	Orell Fuessli Holding AG	369	44,033
	Panalpina Welttransport Holding AG	13,833	685,678
	Partners Group Holdings AG	3,113	206,755
*	Petroplus Holdings AG	21,116	414,771
	Phoenix Mecano AG	1,022	298,680
*	Precious Woods Holding AG	1,929	58,839
	PSP Swiss Property AG	3,701	156,634
	PubliGroupe SA	6,849	453,803
*	Quadrant AG	382	14,964
	Rieters Holdings AG	4,511	506,621
	Roche Holding AG Bearer	5,944	880,007
	Roche Holding AG Genusschein	82,873	11,634,103
	Romande Energie Holding SA	361	613,738
*	Schaffner Holding AG	468	55,282
	Schindler Holding AG	5,484	238,929
	Schulthess Group AG	2,126	69,221
	Schweiter Technology AG	630	199,948
	Schweizerische National Versicherungs Gesellschaft	632	325,963
	SGS SA	644	681,217
	Siegfried Holding AG	2,163	167,854
	Sika AG	1,003	789,195
	Societe Generale d’Affichage	689	71,801

	Sonova Holding AG	7,666	369,347
	St. Galler Kantonalbank	3,598	1,179,946
#	Straumann Holding AG	1,929	295,322
	Sulzer AG	18,171	903,305
#	Swatch Group AG	20,538	2,287,193
	Swiss Life Holding AG	21,875	1,186,478
	Swiss Prime Site AG	1,550	65,435
	Swiss Re	139,989	3,714,045
	Swisscom AG	3,462	1,088,101
	Swisscom AG Sponsored ADR	5,100	159,630
*	Swisslog Holding AG	143,988	50,771
*	Swissmetal Holding AG	2,816	18,499
	Swissquote Group Holding SA	3,174	118,642
	Syngenta AG ADR	128,298	4,954,869
	Tamedia AG	1,541	62,373
	Tecan Group AG	10,364	342,539
* #	Temenos Group AG	10,262	89,802
	The Swatch Group AG	44,933	997,259
	Tornos SA	11,724	64,468
*	UBS AG	121,227	1,520,224
*	UBS AG ADR	30,398	378,455
	Valartis Group AG	12,139	131,843
#	Valiant Holding AG	21,628	3,758,994
	Valora Holding AG	5,050	729,211
	Vaudoise Assurances Holdings SA	579	74,819
*	Verwaltungs und Privat-Bank AG	2,914	293,045
	Von Roll Holding AG	49,263	261,160
	Vontobel Holdings AG	48,801	829,336
*	VZ Holding AG	546	16,716
	Walliser Kantonalbank	173	70,198
	WMH Walter Meier Holding AG	589	33,235
	Ypsomed Holdings AG	3,188	225,820
	Zehnder Holding AG	261	194,238
	Zuger Kantonalbank	112	385,942
	Zurich Financial SVCS AG	54,948	9,907,771
TOTAL COMMON STOCKS			154,367,177

RIGHTS/WARRANTS — (0.0%)
*	Von Roll Holding AG Rights 02/20/09	49,263	—

TOTAL — SWITZERLAND			154,367,177

UNITED KINGDOM — (17.4%)
COMMON STOCKS — (17.4%)
	A & J Mucklow Group P.L.C.	1,576	4,996
	Abacus Group P.L.C.	16,350	12,960
#	Aberdeen Asset Management P.L.C.	1,345,598	2,500,066
	Acal P.L.C.	6,247	8,055
	Admiral Group P.L.C.	36,327	471,022
*	AEA Technology P.L.C.	27,704	7,356
	Aegis Group P.L.C.	355,086	391,174

	Aga Rangemaster Group P.L.C.	42,331	38,534
	Aggreko P.L.C.	47,704	268,510
	Air Partner P.L.C.	2,004	11,953
	Alba P.L.C.	6,399	2,690
	Alexandra P.L.C.	9,456	1,370
	Alexon Group P.L.C.	5,157	1,141
*	Alizyme P.L.C.	42,517	4,238
*	Alphameric P.L.C.	42,180	9,600
*	Alterian P.L.C.	13,451	11,701
	Alumasc Group P.L.C.	8,807	8,232
	Amec P.L.C.	257,528	2,093,893
	Amlin P.L.C.	361,175	2,001,014
	Anglo American P.L.C.	443,017	7,969,193
	Anglo Pacific Group P.L.C.	100,192	133,370
	Anglo-Eastern Plantations P.L.C.	6,286	22,142
	Anite P.L.C.	303,707	123,220
*	Antisoma P.L.C.	646,856	260,177
	Antofagasta P.L.C.	306,307	1,841,870
*	ARC International P.L.C.	46,290	7,063
	Arena Leisure P.L.C.	182,111	58,653
*	Aricom P.L.C.	3,496,670	1,004,131
*	Ark Therapeutics Group P.L.C.	217,227	111,988
	ARM Holdings P.L.C.	12,223	16,164
	ARM Holdings P.L.C. Sponsored ADR	153,780	616,658
	Arriva P.L.C.	188,583	1,245,872
	Ashmore Group P.L.C.	107,195	196,431
	Ashtead Group P.L.C.	668,497	385,307
	Associated British Foods P.L.C.	203,457	1,947,069
	Assura Group, Ltd.	54,999	31,387
	AstraZeneca P.L.C. Sponsored ADR	67,688	2,608,019
	Atkins WS P.L.C.	67,383	542,318
*	Autonomy Corp. P.L.C.	64,256	1,010,422
	Aveva Group P.L.C.	10,654	92,028
*	Avis Europe P.L.C.	3,311,738	152,786
	Aviva P.L.C.	1,400,120	6,325,229
*	Avon Rubber P.L.C.	8,371	4,750
*	Axis-Shield P.L.C.	22,609	104,048
	Babcock International Group P.L.C.	208,088	1,517,136
	BAE Systems P.L.C.	774,999	4,498,169
	Balfour Beatty P.L.C.	237,756	1,269,184
	Banco Santander SA	25,195	200,391
	Barclays P.L.C.	35,698	52,568
#	Barclays P.L.C. Sponsored ADR	892,663	5,097,106
	Barr (A.G.) P.L.C.	8,798	144,484
	BBA Aviation P.L.C.	541,258	576,286
	Beazley Group P.L.C.	441,575	812,927
	Bellway P.L.C.	136,097	1,128,647
	BG Group P.L.C.	51,096	700,557
	BG Group P.L.C. Sponsored ADR	27,200	1,851,232
	BHP Billiton P.L.C.	15,526	259,522
	BHP Billiton P.L.C. ADR	77,600	2,625,208
*	Biocompatibles International P.L.C.	28,799	54,254

	Blacks Leisure Group P.L.C.	20,283	7,645
*	Blinkx P.L.C.	37,691	7,940
	Bloomsbury Publishing P.L.C.	58,768	121,397
	BlueBay Asset Management P.L.C.	16,299	20,156
	Bodycote P.L.C.	666,973	1,169,920
	Bovis Homes Group P.L.C.	150,787	838,467
	BP P.L.C.	79,890	565,784
	BP P.L.C. Sponsored ADR	717,376	30,466,959
	BPP Holdings P.L.C.	8,640	39,926
	Braemar Shipping Services P.L.C.	13,325	50,646
	Brambles, Ltd.	11,454	49,149
	Brammer P.L.C.	24,061	36,188
	Brewin Dolphin Holdings P.L.C.	191,567	311,858
	Brit Insurance Holdings P.L.C.	396,600	1,157,935
	British Airways P.L.C.	486,564	839,496
	British Airways P.L.C. Sponsored ADR	6,100	105,530
	British American Tobacco P.L.C.	82,247	2,255,186
	British American Tobacco P.L.C. Sponsored ADR	19,800	1,090,980
	British Polythene Industries P.L.C.	21,678	49,984
	British Sky Broadcasting Group P.L.C.	20,913	149,573
	British Sky Broadcasting Group P.L.C. Sponsored ADR	24,700	705,679
	Britvic P.L.C.	35,494	117,760
	BSS Group P.L.C.	162,038	614,630
	BT Group P.L.C. Sponsored ADR	140,608	2,142,866
*	BTG P.L.C.	109,793	235,055
	Bunzl P.L.C.	61,765	505,160
	Burberry Group P.L.C.	392,064	1,429,121
	Business Post Group P.L.C.	12,676	50,200
	Cable and Wireless P.L.C.	1,115,347	2,526,398
	Cadbury P.L.C.	4,463	35,824
	Cadbury P.L.C. Sponsored ADR	122,368	3,952,486
*	Cairn Energy P.L.C.	57,782	1,514,567
	Camellia P.L.C.	198	14,932
	Capita Group P.L.C.	63,460	638,065
	Capital & Regional P.L.C.	36,457	15,862
	Carclo P.L.C.	21,066	16,117
	Care UK P.L.C.	46,048	213,508
	Carillion P.L.C.	545,105	1,838,615
	Carnival P.L.C.	34,284	624,548
	Carnival P.L.C. ADR	86,903	1,568,599
	Carpetright P.L.C.	3,979	22,300
	Carphone Warehouse Group P.L.C.	234,499	341,835
	Carr’s Milling Industries P.L.C.	2,672	17,411
*	Carter & Carter Group P.L.C.	3,084	—
	Castings P.L.C.	21,365	44,204
	Catlin Group, Ltd.	339,666	1,706,808
	Centaur Media P.L.C.	79,311	37,928
	Centrica P.L.C.	544,345	2,025,290
	Charles Stanley Group P.L.C.	6,583	16,895
	Charles Taylor Consulting P.L.C.	11,746	38,321
*	Charter International P.L.C.	218,827	1,218,542
	Chemring Group P.L.C.	6,868	228,105

	Chesnara P.L.C.	128,213	234,503
	Chime Communications P.L.C.	17,635	11,760
	Chloride Group P.L.C.	58,159	113,242
*	Chrysalis Group P.L.C.	4,723	4,052
	Clarkson P.L.C.	5,199	33,761
	Clinton Cards P.L.C.	67,260	8,860
	Close Brothers Group P.L.C.	177,496	1,274,486
*	CLS Holdings P.L.C.	3,021	13,944
	Cobham P.L.C.	485,287	1,497,054
	Collins Stewart P.L.C.	105,687	81,035
*	Colt Telecom Group SA	256,127	290,877
	Communisis P.L.C.	120,651	71,003
	Compass Group P.L.C.	423,975	2,098,094
	Computacenter P.L.C.	129,035	214,067
	Connaught P.L.C.	50,619	262,711
	Consort Medical P.L.C.	26,822	183,289
#	Cookson Group P.L.C.	106,278	144,329
	Corin Group P.L.C.	3,868	3,022
	Cosalt P.L.C.	1,784	2,173
	Costain Group P.L.C.	69,972	23,302
	Cranswick P.L.C.	42,921	379,391
	Creston P.L.C.	18,283	7,943
	Croda International P.L.C.	71,595	515,707
*	CSR P.L.C.	216,724	569,843
	Daejan Holdings P.L.C.	1,617	50,512
	Daily Mail & General Trust P.L.C. Series A	256,833	974,884
	Dairy Crest Group P.L.C.	208,330	602,106
*	Dana Petroleum P.L.C.	81,487	1,063,374
	Davis Service Group P.L.C.	225,786	807,222
	Dawson Holdings P.L.C.	43,180	43,967
	De la Rue P.L.C.	74,699	1,008,819
#	Debenhams P.L.C.	544,691	246,642
	Dechra Pharmaceuticals P.L.C.	10,355	63,223
	Delta P.L.C.	201,787	293,242
	Development Securities P.L.C.	53,806	213,341
	Devro P.L.C.	191,737	229,607
	Diageo P.L.C. Sponsored ADR	30,700	1,668,238
	Dicom Group P.L.C.	35,274	69,068
	Dignity P.L.C.	24,720	218,791
#	Dimension Data Holdings P.L.C.	1,618,467	837,503
	Diploma P.L.C.	63,684	105,998
	Domino Printing Sciences P.L.C.	131,778	372,674
	Drax Group P.L.C.	128,019	1,028,833
	DS Smith P.L.C.	490,393	573,506
	DSG International P.L.C.	1,730,005	550,085
	DTZ Holdings P.L.C.	9,294	3,388
	Dunelm Group P.L.C.	28,656	63,010
	Dyson Group P.L.C.	3,999	742
	E2V Technologies P.L.C.	23,845	30,913
*	easyJet P.L.C.	165,228	711,842
*	Eidos P.L.C.	46,649	8,541
	Electrocomponents P.L.C.	241,384	456,891

	Elementis P.L.C.	587,858	390,536
*	Emerald Energy P.L.C.	14,515	83,875
	Ennstone P.L.C.	254,298	4,238
	Enterprise Inns P.L.C.	295,941	206,789
*	Entertainment Rights P.L.C.	75,572	632
*	Erinaceous Group P.L.C.	16,996	406
	Euromoney Institutional Investor P.L.C.	25,384	83,585
	Evolution Group P.L.C.	269,316	350,652
	Experian P.L.C.	262,099	1,631,213
	F&C Asset Management P.L.C.	237,722	250,158
	Fenner P.L.C.	88,383	77,833
	Fiberweb P.L.C.	12,365	4,817
	Fidessa Group P.L.C.	28,398	251,002
	Filtrona P.L.C.	136,518	248,303
	Filtronic P.L.C.	29,188	11,597
	Findel P.L.C.	100,790	85,662
	Firstgroup P.L.C.	56,979	223,934
	Forth Ports P.L.C.	33,083	350,670
*	Fortune Oil P.L.C.	347,850	27,555
	French Connection Group P.L.C.	88,909	57,092
	Friends Provident P.L.C.	2,201,116	2,626,055
	Fuller Smith & Turner P.L.C.	36,790	205,300
	Future P.L.C.	361,156	91,487
	G4S P.L.C.	640,793	1,769,321
	Galiform P.L.C.	2,434,974	447,807
	Galliford Try P.L.C.	495,730	250,160
	Game Group P.L.C.	633,329	1,308,989
* #	Games Workshop Group P.L.C.	7,668	22,499
*	Gem Diamonds, Ltd.	26,055	83,308
	Genus P.L.C.	33,267	320,099
	GKN P.L.C.	543,938	663,309
	GlaxoSmithKline P.L.C. Sponsored ADR	82,600	2,912,476
	Go-Ahead Group P.L.C.	7,587	107,422
	Goldshield Group P.L.C.	14,342	48,372
	Grainger P.L.C.	9,661	14,293
	Greene King P.L.C.	73,544	449,368
	Greggs P.L.C.	4,490	229,714
*	Gresham Computing P.L.C.	10,000	6,470
	Guinness Peat Group P.L.C.	48,022	22,400
	Halfords Group P.L.C.	121,761	439,369
	Halma P.L.C.	184,653	486,868
	Hampson Industries P.L.C.	176,952	212,094
	Hansard Global P.L.C.	10,373	22,123
*	Hardy Oil & Gas P.L.C.	17,474	38,559
	Hardy Underwriting Group P.L.C.	20,117	84,015
*	Hargreaves Lansdown P.L.C.	80,332	193,009
	Harvey Nash Group P.L.C.	28,747	12,723
	Havelock Europa P.L.C.	13,179	7,692
	Hays P.L.C.	607,627	660,283
	Headlam Group P.L.C.	103,583	328,928
	Helical Bar P.L.C.	101,489	457,976
#	Helphire P.L.C.	168,110	97,560

*	Henderson Group P.L.C.	824,494	896,137
	Henry Boot P.L.C.	43,832	36,514
*	Heritage Oil, Ltd.	27,214	80,054
*	Heywood Williams Group P.L.C.	30,224	1,525
	Hikma Pharmaceuticals P.L.C.	122,738	631,947
	Hill & Smith Holdings P.L.C.	99,260	262,376
	Hiscox, Ltd.	503,798	2,286,081
#	HMV Group P.L.C.	155,649	309,511
	Hochschild Mining P.L.C.	38,477	82,583
	Hogg Robinson Group P.L.C.	127,702	19,879
	Holidaybreak P.L.C.	17,060	46,490
	Home Retail Group P.L.C.	303,927	901,283
	Homeserve P.L.C.	47,311	670,600
	Hornby P.L.C.	20,303	22,464
	HSBC Holdings P.L.C.	29,185	226,439
#	HSBC Holdings P.L.C. Sponsored ADR	789,672	30,670,861
	Hunting P.L.C.	43,251	245,080
	Huntsworth P.L.C.	250,994	124,750
	Hyder Consulting P.L.C.	9,237	17,908
	ICAP P.L.C.	207,889	706,102
	IG Group Holdings P.L.C.	147,258	616,861
*	Imagination Technologies Group P.L.C.	39,184	32,988
	IMI P.L.C.	291,635	1,127,889
*	Impellam Group P.L.C.	4,706	1,368
	Imperial Tobacco Group P.L.C.	38,538	1,053,797
	Imperial Tobacco Group P.L.C. ADR	18,000	982,800
	Inchcape P.L.C.	230,880	125,472
	Informa P.L.C.	342,403	1,186,878
	Inmarsat P.L.C.	62,763	371,469
	Innovation Group P.L.C.	178,483	16,779
*	Intec Telecom Systems P.L.C.	128,965	50,323
	Intercontinental Hotels Group P.L.C.	7,196	54,131
	Intercontinental Hotels Group P.L.C. ADR	55,444	413,612
#	Intermediate Capital Group P.L.C.	118,123	655,296
	International Personal Finance P.L.C.	324,526	598,273
	International Power P.L.C.	1,441,839	5,655,009
	Interserve P.L.C.	62,595	179,950
	Intertek Group P.L.C.	69,693	857,545
*	Invensys P.L.C.	730,152	1,627,103
	Investec P.L.C.	382,377	1,377,684
*	IP Group P.L.C.	174,476	135,622
	ITE Group P.L.C.	38,841	35,795
	ITV P.L.C.	3,143,342	1,245,754
	J.D. Wetherspoon P.L.C.	20,187	99,552
	James Fisher & Sons P.L.C.	69,699	362,666
	Jardine Lloyd Thompson Group P.L.C.	64,417	419,724
	JD Sports Fashion P.L.C.	9,632	29,826
	JJB Sports P.L.C.	117,363	13,560
	JKX Oil and Gas P.L.C.	44,207	128,726
	John Menzies P.L.C.	10,110	11,715
	John Wood Group P.L.C.	359,041	1,005,852
	Johnson Matthey P.L.C.	150,207	2,106,801

	Johnston Press P.L.C.	1,456,828	182,579
	Kazakhmys P.L.C.	45,731	145,861
	Kcom Group P.L.C.	313,389	70,087
	Keller Group P.L.C.	55,150	489,436
	Kesa Electricals P.L.C.	659,944	961,629
	Kewill P.L.C.	37,553	16,306
	Kier Group P.L.C.	33,540	483,202
	Kingfisher P.L.C.	2,156,152	4,315,258
	Ladbrokes P.L.C.	458,166	1,195,585
	Laird P.L.C.	104,036	132,272
	Latchways P.L.C.	2,464	17,095
	Laura Ashley Holdings P.L.C.	157,940	23,385
	Lavendon Group P.L.C.	60,639	93,087
	Legal and General Group P.L.C.	4,922,545	4,379,435
	Liontrust Asset Management P.L.C.	4,633	5,891
	Lloyds Banking Group P.L.C.	439,743	572,853
#	Lloyds Banking Group P.L.C. Sponsored ADR	373,194	1,944,341
	Logica P.L.C.	1,180,679	1,117,924
#	London Stock Exchange Group P.L.C.	140,930	973,571
	Lonmin P.L.C.	14,020	174,097
	Lookers P.L.C.	42,703	16,766
	Low & Bonar P.L.C.	112,993	48,157
*	LSL Property Services P.L.C.	14,831	11,418
	Luminar Group Holdings P.L.C.	75,958	114,390
	Man Group P.L.C.	404,940	1,202,244
	Management Consulting Group P.L.C.	228,686	85,082
	Manganese Bronze Holdings P.L.C.	3,904	3,933
	Marks & Spencer Group P.L.C.	1,223,327	4,068,065
	Marshalls P.L.C.	88,489	89,211
	Marston’s P.L.C.	148,867	222,878
	Mcbride P.L.C.	145,209	263,271
	Meggitt P.L.C.	417,072	831,919
	Melrose P.L.C.	428,250	410,626
	Melrose Resources P.L.C.	72,915	202,296
*	Metalrax Group P.L.C.	22,274	2,929
	Michael Page International P.L.C.	49,994	157,294
	Micro Focus International P.L.C.	22,190	96,897
	Millennium and Copthorne Hotels P.L.C.	188,336	637,965
*	Minerva P.L.C.	81,885	21,938
	Misys P.L.C.	145,039	242,891
	Mitchells & Butlers P.L.C.	134,241	358,761
	Mitie Group P.L.C.	158,681	463,887
	MJ Gleeson Group P.L.C.	16,223	18,361
	Mondi P.L.C.	327,638	863,772
*	Monitise P.L.C.	15,787	739
	Morgan Crucible Co. P.L.C.	122,037	168,824
	Morgan Sindall P.L.C.	47,970	379,989
	Morse P.L.C.	67,859	7,131
	Mothercare P.L.C.	68,325	388,133
	Mouchel Group P.L.C.	47,646	263,891
*	MWB Group Holdings P.L.C.	22,990	10,147
	N Brown Group P.L.C.	86,838	244,399

	National Express Group P.L.C.	118,479	557,325
	National Grid P.L.C.	12,791	119,373
	National Grid P.L.C. Sponsored ADR	60,800	2,836,928
	NCC Group, Ltd.	8,070	40,479
	Nestor Healthcare Group P.L.C.	46,858	13,908
	Next P.L.C.	68,270	1,159,310
	Northern Foods P.L.C.	276,232	213,110
*	Northern Rock P.L.C.	509	664
	Northgate P.L.C.	46,984	53,042
	Northumbrian Water Group P.L.C.	173,983	590,268
	Novae Group P.L.C.	87,874	406,702
	Old Mutual P.L.C.	1,728,739	1,302,380
	OPD Group P.L.C.	5,978	4,522
*	Optos P.L.C.	2,240	1,474
*	Oxford Biomedica P.L.C.	216,069	20,980
	Oxford Instruments P.L.C.	21,584	49,288
*	Pace P.L.C.	279,442	214,210
	PayPoint P.L.C.	9,427	60,602
	Pearson P.L.C.	16,449	157,045
#	Pearson P.L.C. Sponsored ADR	607,283	5,775,261
#	Pendragon P.L.C.	326,997	11,108
	Pennon Group P.L.C.	119,148	776,083
#	Persimmon P.L.C.	411,644	1,711,577
	Petrofac, Ltd.	30,740	185,032
	Phoenix IT Group, Ltd.	32,637	88,612
*	Photo-Me International P.L.C.	1,495,862	231,737
	Pinewood Shepperton P.L.C.	31,209	52,945
*	Pinnacle Staffing Group P.L.C.	15,255	333
	Premier Farnell P.L.C.	104,478	203,491
	Premier Foods P.L.C.	475,415	216,358
*	Premier Oil P.L.C.	34,701	354,004
*	Prostrakan Group P.L.C.	50,004	62,536
	Provident Financial P.L.C.	60,295	676,730
	Prudential P.L.C.	56,043	269,387
	Prudential P.L.C. ADR	341,084	3,301,693
	Psion P.L.C.	73,870	53,262
	Punch Taverns P.L.C.	90,750	57,795
	PV Crystalox Solar P.L.C.	144,049	190,298
	PZ Cussons P.L.C.	198,654	528,243
	Qinetiq P.L.C.	481,814	1,043,848
	Quintain Estates & Development P.L.C.	76,595	27,404
	R.E.A. Holdings P.L.C.	11,361	48,578
*	Rank Group P.L.C.	236,514	201,953
	Rathbone Brothers P.L.C.	24,811	261,715
	Raymarine P.L.C.	10,990	2,096
	Reckitt Benckiser Group P.L.C.	58,545	2,254,714
	Redrow P.L.C.	199,414	447,817
	Reed Elsevier P.L.C.	7,445	55,907
#	Reed Elsevier P.L.C. ADR	37,941	1,143,162
*	Regus P.L.C.	806,085	554,881
	Renishaw P.L.C.	26,120	124,125
*	Renold P.L.C.	19,266	6,811

*	Renovo Group P.L.C.	132,895	46,885
	Rensburg Sheppards P.L.C.	10,746	62,033
	Rentokil Initial P.L.C.	934,753	573,065
	Restaurant Group P.L.C.	83,949	131,671
	Rexam P.L.C.	610,221	2,740,348
	Ricardo P.L.C.	27,069	74,252
	Rightmove P.L.C.	47,459	115,389
	Rio Tinto P.L.C.	2,913	62,600
	Rio Tinto P.L.C. Sponsored ADR	5,600	485,800
	RM P.L.C.	30,813	75,917
	Robert Walters P.L.C.	96,470	157,976
	Robert Wiseman Dairies P.L.C.	33,638	159,596
	ROK P.L.C.	63,943	28,238
*	Rolls-Royce Group P.L.C.	867,381	4,140,565
	Rotork P.L.C.	15,060	149,938
#	Royal Dutch Shell P.L.C. ADR	935,795	44,759,075
	Royal Dutch Shell P.L.C. Series B	109,362	2,596,189
	RPC Group P.L.C.	117,028	236,171
	RPS Group P.L.C.	107,367	211,073
	RSA Insurance Group P.L.C.	2,543,937	4,827,284
	S&U P.L.C.	2,614	10,561
	SABmiller P.L.C.	376,453	6,149,260
	Sage Group P.L.C.	1,016,278	2,650,709
	Sainsbury (J.) P.L.C.	599,173	2,875,855
*	Salamander Energy P.L.C.	124,026	198,084
	Savills P.L.C.	133,784	467,632
	Schroders P.L.C.	104,402	1,148,562
	Schroders P.L.C. Non-Voting	47,239	437,099
	Scott Wilson Group P.L.C.	99,619	144,248
	Scottish & Southern Energy P.L.C.	99,391	1,708,997
*	SDL P.L.C.	123,603	482,708
	Senior P.L.C.	264,314	112,829
	Serco Group P.L.C.	91,948	582,277
	Severfield-Rowen P.L.C.	116,278	251,428
	Severn Trent P.L.C.	79,142	1,247,753
	Shanks Group P.L.C.	246,146	347,540
	Shire P.L.C.	2,251	32,836
	Shire P.L.C. ADR	19,600	855,932
	Shore Capital Group P.L.C.	90,186	18,914
	SIG P.L.C.	88,188	152,181
*	SkyePharma P.L.C.	80	184
	Smith & Nephew P.L.C.	7,085	51,357
#	Smith & Nephew P.L.C. Sponsored ADR	33,300	1,210,788
	Smiths Group P.L.C.	81,036	1,001,159
	Smiths News P.L.C.	123,090	99,670
*	Soco International P.L.C.	44,185	634,250
	Southern Cross Healthcare, Ltd.	31,784	36,186
	Spectris P.L.C.	103,458	719,981
	Speedy Hire P.L.C.	33,092	39,142
	Spirax-Sarco Engineering P.L.C.	34,758	417,237
	Spirent Communications P.L.C.	2,593,483	1,434,370
	Spirent Communications P.L.C. Sponsored ADR	25,100	55,366

*	Sportech P.L.C.	87,812	78,271
	Sports Direct International P.L.C.	87,285	61,085
	Spring Group P.L.C.	46,963	22,940
	SSL International P.L.C.	84,159	611,919
	St Ives Group P.L.C.	57,893	57,189
	ST Modwen Properties P.L.C.	62,355	102,256
	St. Jame’s Place P.L.C.	163,426	447,520
	Stagecoach Group P.L.C.	184,792	323,512
	Standard Chartered P.L.C.	749,103	9,465,399
	Standard Life P.L.C.	1,147,731	3,652,278
	Sthree P.L.C.	42,650	96,208
*	STV Group P.L.C.	56,611	65,775
	T. Clarke P.L.C.	26,802	45,671
	Tate & Lyle P.L.C.	354,524	1,700,216
	Ted Baker P.L.C.	12,672	63,633
	Telecom Plus P.L.C.	23,457	107,501
	Tesco P.L.C.	1,092,470	5,645,923
*	The 600 Group P.L.C.	28,563	4,718
*	The Berkeley Group Holdings P.L.C.	115,975	1,322,741
	The Vitec Group P.L.C.	21,322	57,578
	The Weir Group P.L.C.	70,714	338,843
	Thomas Cook Group P.L.C.	408,065	1,124,640
#	Thomson Reuters P.L.C.	70,330	1,414,000
	Thomson Reuters P.L.C. ADR	5,615	682,335
	Thorntons P.L.C.	37,958	21,304
	Tomkins P.L.C.	14,460	24,636
	Tomkins P.L.C. Sponsored ADR	300,034	2,022,229
	Topps Tiles P.L.C.	36,015	7,812
	Town Centre Securities P.L.C.	7,998	8,088
*	Trafficmaster P.L.C.	25,933	6,060
	Travis Perkins P.L.C.	71,434	328,553
	Tribal Group P.L.C.	44,362	60,671
	Trifast P.L.C.	29,862	7,447
	Trinity Mirror P.L.C.	1,096,770	749,005
	TT electronics P.L.C.	91,137	39,445
	TUI Travel P.L.C.	193,627	626,199
	Tullett Prebon P.L.C.	47,683	104,912
	Tullow Oil P.L.C.	74,486	742,892
*	UK Coal P.L.C.	74,993	135,433
	Ultra Electronics Holdings P.L.C.	13,344	223,541
	Umeco P.L.C.	61,337	199,128
	Unilever P.L.C.	17,957	393,913
	Unilever P.L.C. Sponsored ADR	120,000	2,630,400
*	Uniq P.L.C.	17,006	2,770
	Unite Group P.L.C.	5,289	4,897
	United Business Media P.L.C.	209,991	1,463,830
	United Utilities Group P.L.C.	180,199	1,407,268
#	United Utilities Group P.L.C. ADR	10,818	169,518
	UTV Media P.L.C.	119,515	115,629
*	Vanco P.L.C.	7,281	6,779
*	Vectura Group P.L.C.	215,046	195,463
#	Vedanta Resources P.L.C.	36,884	291,462

	Venture Production P.L.C.	47,485	400,199
*	Vernalis P.L.C.	58,280	2,809
	Victrex P.L.C.	40,288	249,928
	Vislink P.L.C.	25,526	6,643
	Vodafone Group P.L.C.	806,505	1,497,934
	Vodafone Group P.L.C. Sponsored ADR	1,571,531	29,214,761
*	Volex Group P.L.C.	13,778	3,488
	Vp P.L.C.	11,576	19,635
	VT Group P.L.C.	79,174	679,498
*	Wagon P.L.C.	17,912	501
	Warner Estate Holdings P.L.C.	1,966	630
	Waterman Group P.L.C.	13,772	10,962
	Wellstream Holdings P.L.C.	17,103	117,650
	WH Smith P.L.C.	76,911	373,520
	Whitbread P.L.C.	165,657	1,956,612
	White Young Green P.L.C.	21,044	13,931
	William Hill P.L.C.	134,829	459,222
	William Morrison Supermarkets P.L.C.	984,900	3,847,137
	Wilmington Group P.L.C.	141,363	250,898
	Wincanton P.L.C.	49,175	108,453
*	Wolfson Microelectronics P.L.C.	178,762	180,970
	Wolseley P.L.C.	163,349	404,926
	Wolseley P.L.C. ADR	62,362	154,034
	Woolworths Group P.L.C.	691,502	12,226
*	WPP P.L.C.	56,179	316,034
*	WPP P.L.C. Sponsored ADR	49,747	1,391,424
	WSP Group P.L.C.	82,843	191,341
	Xaar P.L.C.	21,799	14,458
*	Xchanging P.L.C.	114,591	359,377
	XP Power, Ltd.	1,410	2,603
	Xstrata P.L.C.	69,019	563,887
	Yell Group P.L.C.	542,778	345,915
	Yule Catto & Co. P.L.C.	27,063	20,797

TOTAL — UNITED KINGDOM			447,130,434

			Value†

SECURITIES LENDING COLLATERAL — (14.1%)
§ @	DFA Short Term Investment Fund LP	359,913,971	359,913,971

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $2,064,650) to be repurchased at $2,024,216	$2,024	2,024,167

TOTAL SECURITIES LENDING COLLATERAL			361,938,138

TOTAL INVESTMENTS - (100.0%)
(Cost $4,072,549,559)##			$2,574,887,056

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (3.4%)
COMMON STOCKS — (3.4%)
	ABB Grain, Ltd.	21,100	$87,796
	Adelaide Brighton, Ltd.	32,756	34,716
*	Aditya Birla Minerals, Ltd.	7,401	594
	AGL Energy, Ltd.	11,707	107,880
#	Alesco Corp., Ltd.	10,006	13,260
	Alumina, Ltd.	162,106	113,863
	Alumina, Ltd. Sponsored ADR	4,700	13,536
	Amalgamated Holdings, Ltd.	1,450	4,157
	Amcor, Ltd.	53,885	182,402
	Amcor, Ltd. Sponsored ADR	500	6,710
	AMP, Ltd.	19,023	62,731
	Ansell, Ltd.	10,012	64,358
	APA Group	38,919	73,734
#	APN News & Media, Ltd.	40,220	50,557
*	Aquila Resources, Ltd.	9,171	14,439
*	Arana Therapeutics, Ltd.	37,000	19,871
	Aristocrat Leisure, Ltd.	21,830	51,506
* #	Arrow Energy NL	36,879	48,926
	Asciano Group	23,004	15,788
	ASX, Ltd.	3,707	62,946
*	Atlas Iron, Ltd.	52,309	37,953
*	Austar United Communications, Ltd.	32,793	15,153
	Austereo Group, Ltd.	31,793	23,790
*	Australasian Resources, Ltd.	31,503	7,870
	Australia & New Zealand Banking Group, Ltd.	71,802	595,835
	Australian Agricultural Co., Ltd.	15,396	17,374
	Australian Infrastructure Fund	49,702	54,228
	Australian Wealth Management, Ltd.	103,228	58,112
	Australian Worldwide Exploration, Ltd.	63,153	104,075
* #	Avoca Resources, Ltd.	40,966	41,953
	AWB, Ltd.	40,629	56,208
	AXA Asia Pacific Holdings, Ltd.	33,047	97,642
#	Babcock & Brown Infrastructure Group	67,889	3,515
#	Babcock & Brown Wind Partners	25,572	13,708
	Bank of Queensland, Ltd.	22,377	103,655
	Beach Petroleum, Ltd.	111,329	53,465
	Bendigo Bank, Ltd.	25,168	158,158
	BHP Billiton, Ltd.	1,925	35,696
	BHP Billiton, Ltd. Sponsored ADR	7,464	280,199
	Billabong International, Ltd.	4,848	22,466
	BlueScope Steel, Ltd.	65,758	144,543

1

	Boart Longyear Group	24,822	2,910
#	Boral, Ltd.	53,067	109,595
	Bradken, Ltd.	20,617	31,330
	Brambles, Ltd.	12,302	52,318
	Brickworks, Ltd.	10,240	68,000
	Cabcharge Australia, Ltd.	7,235	27,773
	Caltex Australia, Ltd.	21,595	118,401
	Campbell Brothers, Ltd.	6,668	64,834
	Cardno, Ltd.	10,000	17,409
	Centennial Coal Co., Ltd.	22,996	40,141
	Challenger Financial Services Group, Ltd.	74,729	56,020
	Clough, Ltd.	65,000	11,891
*	Coal of Africa, Ltd.	8,139	4,171
	Coca-Cola Amatil, Ltd.	6,433	37,069
	Cochlear, Ltd.	1,029	38,214
	Commonwealth Bank of Australia	47,480	806,741
	Computershare, Ltd.	7,697	34,849
	ConnectEast Group	174,331	50,276
	Consolidated Media Holdings, Ltd.	12,011	14,512
	Corporate Express Australia, Ltd.	14,442	34,411
	Crane Group, Ltd.	10,844	55,228
#	Crown, Ltd.	32,759	113,324
	CSL, Ltd.	4,569	107,740
	CSR, Ltd.	145,297	128,614
	David Jones, Ltd.	58,414	84,363
	Downer EDI, Ltd.	44,204	98,284
	DUET Group	62,565	83,636
*	Eastern Star Gas, Ltd.	53,053	15,070
	Emeco Holdings, Ltd.	38,194	4,036
	Energy Developments, Ltd.	17,066	23,792
* #	Energy World Corp., Ltd.	36,310	4,961
	Envestra, Ltd.	85,078	16,050
#	Fairfax Media, Ltd.	166,733	146,412
	Felix Resources, Ltd.	7,434	31,693
	FKP Property Group	55,837	15,676
	Fleetwood Corp., Ltd.	4,969	11,340
#	Flight Centre, Ltd.	9,755	38,530
* #	Fortescue Metals Group, Ltd.	22,863	24,628
	Foster’s Group, Ltd.	24,201	83,223
	Futuris Corp., Ltd.	137,578	48,912
*	Geodynamics, Ltd.	37,639	25,972
*	Gindalbie Metals, Ltd.	91,248	32,041
	Goodman Fielder, Ltd.	191,441	184,298
*	Graincorp, Ltd. Series A	2,800	9,200
	GUD Holdings, Ltd.	5,363	20,313
	Gunns, Ltd.	64,281	37,721
	GWA International, Ltd.	22,630	33,691
#	Harvey Norman Holdings, Ltd.	58,292	77,593
	Hastie Group, Ltd.	17,803	12,993
	Healthscope, Ltd.	10,925	29,548
	Hills Industries, Ltd.	31,639	46,363
*	IBA Health Group, Ltd.	93,276	43,513

2

* #	Iluka Resources, Ltd.	42,161	111,751
	Incitec Pivot, Ltd.	23,896	39,252
	Insurance Australia Group, Ltd.	116,714	285,121
	Invocare, Ltd.	12,546	39,308
	IOOF Holdings, Ltd.	10,494	23,134
	Iress Market Technology, Ltd.	8,789	28,749
	James Hardie Industries NV Sponsored ADR	1,236	15,388
	JB Hi-Fi, Ltd.	6,986	40,741
*	Kagara, Ltd.	9,117	2,303
*	Karoon Gas Australia, Ltd.	9,112	16,971
*	Kingsgate Consolidated, Ltd.	13,748	32,080
#	Leighton Holdings, Ltd.	3,797	39,398
	Lend Lease Corp., Ltd.	32,410	136,916
*	Lihir Gold, Ltd.	111,361	220,973
* #	Linc Energy, Ltd.	11,929	9,415
	Lion Nathan, Ltd.	8,162	42,012
* #	Lynas Corp., Ltd.	31,288	5,013
#	MacArthur Coal, Ltd.	18,614	34,426
	MacMahon Holdings, Ltd.	26,415	5,324
	Macquarie Airports	14,746	21,137
#	Macquarie Communications Infrastructure Group	8,745	5,118
	Macquarie Group, Ltd.	20,741	331,596
	Macquarie Media Group, Ltd.	12,586	6,747
	Metcash, Ltd.	28,671	75,804
	Minara Resources, Ltd.	11,796	2,689
	Mineral Resources, Ltd.	23,936	33,126
*	Mirabela Nickel, Ltd.	6,370	5,279
*	Molopo Australia, Ltd.	34,531	14,714
	Monadelphous Group, Ltd.	3,185	12,650
* #	Mount Gibson Iron, Ltd.	104,588	25,795
* #	Murchison Metals, Ltd.	12,393	3,961
	National Australia Bank, Ltd.	62,224	733,888
	Navitas, Ltd.	23,297	32,398
	New Hope Corp., Ltd.	5,609	11,943
	Newcrest Mining, Ltd.	13,697	265,512
*	Nexus Energy, Ltd.	23,896	7,372
	Nufarm, Ltd.	16,207	114,528
	Oil Search, Ltd.	23,186	62,771
	Onesteel, Ltd.	110,990	167,112
	Orica, Ltd.	15,629	131,411
	Origin Energy, Ltd.	4,163	36,683
	OZ Minerals, Ltd.	113,783	39,764
	Pacific Brands, Ltd.	27,783	7,368
* #	Paladin Energy, Ltd.	63,490	120,628
*	Pan Pacific Petroleum NL	204,902	45,822
*	PanAust, Ltd.	98,785	8,119
	Panoramic Resources, Ltd.	28,452	14,720
	Paperlinx, Ltd.	118,324	32,452
	Peet, Ltd.	8,000	7,590
#	Perpetual Trustees Australia, Ltd.	3,117	59,532
*	Pharmaxis, Ltd.	29,170	24,685
#	Platinum Asset Mangement, Ltd.	5,135	10,096

3

	PMP, Ltd.	73,062	19,072
#	Primary Health Care, Ltd.	13,079	39,350
	Programmed Maintenance Service, Ltd.	14,371	21,765
	Qantas Airways, Ltd.	67,564	103,487
#	QBE Insurance Group, Ltd.	12,846	193,179
	Ramsay Health Care, Ltd.	9,819	62,367
#	Ridley Corp., Ltd.	39,000	19,010
	Rio Tinto, Ltd.	7,573	196,574
* #	Riversdale Mining, Ltd.	11,358	15,392
*	Roc Oil Co., Ltd.	23,284	7,300
	SAI Global, Ltd.	16,244	26,097
	Salmat, Ltd.	11,000	21,935
	Santos, Ltd.	17,691	158,633
	Sedgman, Ltd.	8,000	2,007
#	Seek, Ltd.	8,870	16,582
#	Seven Network, Ltd.	22,576	84,871
	Sigma Pharmaceuticals, Ltd.	130,515	98,738
*	Silex System, Ltd.	5,714	12,838
	Sims Metal Management, Ltd.	15,026	158,492
* #	Sino Gold Mining, Ltd.	14,662	45,320
	Sonic Healthcare, Ltd.	18,447	161,523
	SP Ausnet	47,470	30,846
	Spark Infrastructure Group	75,083	63,663
	Spotless Group, Ltd.	37,056	59,117
* #	St. Barbara, Ltd.	263,606	50,790
	Straits Resources, Ltd.	899	584
	Suncorp-Metway, Ltd.	79,086	368,546
	Sunland Group, Ltd.	19,187	6,029
	TABCORP Holdings, Ltd.	35,405	150,713
	Tassal Group, Ltd.	22,469	28,440
	Tatts Group, Ltd.	46,769	84,365
	Telstra Corp., Ltd.	38,937	92,889
	Telstra Corp., Ltd. ADR	600	7,080
#	Ten Network Holdings, Ltd.	36,370	23,471
	Thakral Holdings Group	48,013	14,099
	Toll Holdings, Ltd.	38,481	131,906
	Tower Australia Group, Ltd.	51,749	75,570
	Transfield Services Infrastructure Fund	27,020	19,294
#	Transfield Services, Ltd.	6,963	8,416
#	Transpacific Industries Group, Ltd.	31,607	52,982
#	Transurban Group	11,180	36,029
	United Group, Ltd.	11,772	58,810
	Virgin Blue Holdings, Ltd.	149,589	29,015
	Washington H. Soul Pattinson & Co., Ltd.	18,978	103,539
	Wesfarmers, Ltd.	9,964	96,858
#	West Australian Newspapers Holdings, Ltd.	5,038	12,946
* #	Western Areas NL	4,482	10,394
	Westpac Banking Corp.	36,225	355,237
	Westpac Banking Corp. Sponsored ADR	6,930	336,036
	Whitehaven Coal, Ltd.	14,879	15,182
	WHK Group, Ltd.	37,000	19,164
	Woodside Petroleum, Ltd.	4,284	94,265

4

	Woolworths, Ltd.	9,796	170,504
	WorleyParsons, Ltd.	5,578	51,949
TOTAL COMMON STOCKS			13,989,536

RIGHTS/WARRANTS — (0.0%)
*	Envestra, Ltd. Rights 02/06/09	34,031	—

TOTAL — AUSTRALIA			13,989,536

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
	Agrana Beteiligungs AG	553	31,737
	Andritz AG	686	20,260
*	A-TEC Industries AG	3,557	27,854
* #	Austrian Airlines AG	6,299	33,687
* #	BWIN Interactive Entertainment AG	2,292	57,605
#	Erste Group Bank AG	12,434	186,747
	EVN AG	3,117	48,157
	Flughafen Wien AG	1,738	69,536
* #	Intercell AG	925	30,181
	Lenzing AG	10	1,939
	Mayr-Melnhof Karton AG	732	48,686
	Oesterreichische Elektrizitaetswirtschafts AG	554	21,182
	Oesterreichische Post AG	3,093	96,453
	OMV AG	11,844	337,521
#	Raiffeisen International Bank-Holding AG	2,266	45,982
*	RHI AG	982	15,613
	Schoeller-Bleckmann Oilfield Equipment AG	365	9,877
	Telekom Austria AG	9,625	135,084
	Uniqa Versicherungen AG	576	12,764
	Vienna Insurance Group	3,710	115,791
	Voestalpine AG	11,618	224,571
	Wienerberger AG	7,958	101,964
	Zumtobel AG	2,513	20,972

TOTAL — AUSTRIA			1,694,163

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & van Haaren NV	2,967	129,509
*	Agfa Gevaert NV	13,208	46,159
	Anheuser-Busch InBev NV	3,251	82,510
	Banque Nationale de Belgique	23	63,992
	Barco NV	698	13,484
	Bekaert SA	1,274	73,868
	Belgacom SA	3,831	133,656
	Colruyt SA	474	104,872
	Compagnie d’Entreprises CFE	1,322	40,965
	Compagnie Maritime Belge SA	2,959	59,859
	Delhaize Group	68	4,370
	Delhaize Group Sponsored ADR	13,449	862,753

5

	Dexia SA	7,096	22,100
	Distrigaz	1	8,695
	D’Ieteren SA NV	570	64,095
	Econocom Group SA	2,034	14,932
	Elia System Operator SA NV	889	29,805
	Euronav SA	1,260	19,137
	EVS Broadcast Equipment SA	602	18,445
	Exmar NV	3,608	41,407
	KBC Groep NV	10,448	189,305
	Mobistar SA	1,159	85,057
	Omega Pharma SA	2,093	64,912
	Recticel SA	6,887	36,092
	Sipef NV	400	10,243
	Solvay SA	6,554	462,952
*	Telenet Group Holding NV	4,618	72,887
	Tessenderlo Chemie NV	1,781	53,800
	UCB SA	14,043	436,273
	Umicore	11,188	207,978
TOTAL COMMON STOCKS			3,454,112

RIGHTS/WARRANTS — (0.0%)
* #	Fortis Coupons	9,757	—

TOTAL — BELGIUM			3,454,112

BRAZIL — (2.5%)
COMMON STOCKS — (1.3%)
	Acos Villares SA Avil	139,000	27,560
	AES Tiete SA (2440693)	3,400	19,594
	AES Tiete SA (2441038)	7,800	54,028
*	All America Latina Logistica SA	45,300	171,828
	American Banknote SA	3,300	13,897
*	Anhanguera Educacional Participacoes SA	7,100	37,336
*	B2W Cia Global Do Varejo	5,500	58,912
*	Banco Alfa de Investimento SA	14,300	41,174
	Banco Bradesco SA	21,100	165,526
	Banco do Brasil SA	2,800	17,138
*	BR Malls Participacoes SA	6,600	30,724
	Brasmotor SA	237,000	62,315
*	Centrais Eletricas Brasilerias SA (2308445)	4,000	42,069
*	Centrais Eletricas Brasilerias SA (2311120)	3,500	39,466
*	Cia de Gas de Sao Paulo	1,400	18,816
	Cia de Saneamento de Minas Gerais-Copasa	12,600	104,004
*	Cia Energetica de Minas Gerais	1,000	10,129
	Cia Energetica de Sao Paulo	12,900	69,504
*	Cia Vale do Rio Doce	10,200	142,888
	Companhia de Concessoes Radoviarias	5,300	52,200
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	4,300	93,224
	Companhia Siderurgica Nacional SA Sponsored ADR	3,900	58,890
	Companhia Vale do Rio Doce ADR	52,700	743,597
*	Cosan SA Industria e Comercio	20,700	93,685

6

	CPFL Energia SA	4,200	54,401
	Cremer SA	10,900	38,244
*	Cyrela Brazil Realty SA	35,300	141,504
*	Diagnosticos Da America SA	5,000	48,491
	Empresa Brasileira de Aeronautica SA ADR	20,543	309,583
	Eternit SA	19,700	46,363
	Ferbasa-Ferro Ligas Da Bahia	11,500	31,922
	Fertilizantes Fosfatados SA	3,200	18,207
*	Gafisa SA	5,100	25,720
	Gerdau SA	11,400	58,474
*	Global Village Telecom Holding SA	13,300	142,344
*	JBS SA	64,200	132,828
*	JHSF Participacoes SA	7,900	5,891
	Light SA	7,300	74,447
*	LLX Logistica SA	1,100	697
*	Lojas Americanas SA	25,300	58,888
	Lojas Renner SA	8,000	48,793
*	Lupatech SA	1,100	11,711
*	M Dias Branco SA	2,800	21,966
*	Medial Saude SA	3,600	11,002
*	Mmx Mineracao e Metalicos SA	1,100	2,025
	Natura Cosmeticos SA	6,100	52,323
*	Obrascon Huarte Lain Brasil SA	1,000	6,379
	OdontoPrev SA	6,300	64,901
*	Paranapanema SA	10,000	11,983
	Perdigao SA ADR	4,800	130,224
	Petroleo Brasileiro SA ADR (71654V101)	22,106	478,816
	Petroleo Brasileiro SA ADR (71654V408)	16,006	419,357
	Porto Seguro SA	21,100	124,599
*	Sao Carlos Empreendimentos e Participacoes SA	5,000	21,746
*	Sao Martinho SA	3,200	16,759
	Souza Cruz SA	1,500	30,259
*	Tam SA	10,900	81,186
	Tele Norte Leste Participacoes SA	2,700	41,536
	Telecomunicacoes de Sao Paulo SA	2,100	32,631
*	Tim Participacoes SA	12,200	35,496
	Totvs SA	3,500	59,892
	Tractebel Energia SA	2,700	20,878
*	Universo Online SA	12,900	42,036
	Usinas Siderurgicas de Minas Gerais SA	1,900	22,112
	Vivo Participacoes SA	1,000	13,793
	Vivo Participacoes SA ADR	6,271	88,923
	Weg SA	11,900	59,756
TOTAL COMMON STOCKS			5,307,590

PREFERRED STOCKS — (1.2%)
	Aracruz Celulose SA Series B	43,500	37,313
	Aracruz Celulose SA Sponsored ADR	6,400	53,696
	Banci Itau Holding Financeira SA	15,900	161,056
	Banco Bradesco SA Sponsored ADR	24,250	217,038
	Banco Itau Holding Financeira SA ADR	13,700	137,548

7

	Brasil Telecom Participacoes SA ADR	168	5,435
	Brasil Telecom SA ADR	164	2,498
	Braskem SA Preferred A	14,800	36,426
	Braskem SA Preferred A Sponsored ADR	7,677	37,924
	Centrais Electricas de Santa Catarina SA	2,600	38,092
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,800	36,038
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	4,720	121,068
	Companhia de Bebidas das Americas Preferred ADR	2,100	85,659
	Companhia de Transmissao de Energia Eletrica Paulista	3,600	65,933
	Companhia Energetica de Minas Gerais	3,100	42,024
	Companhia Energetica de Minas Gerais SA Sponsored ADR	5,900	80,181
	Companhia Energetica do Ceara Coelce Series A	5,000	45,905
	Companhia Paranaense de Energia-Copel Sponsored ADR	6,500	60,060
	Companhia Vale do Rio Doce Series A	16,400	198,002
	Companhia Vale do Rio Doce Sponsored ADR	66,950	812,773
	Confab Industrial SA	40,200	65,498
*	Contax Participacoes SA	1,700	31,135
	Duratex SA	17,000	114,530
	Gerdau SA Sponsored ADR	52,800	336,864
	Gol Linhas Aereas Inteligentes SA	9,600	42,414
	Klabin SA	81,700	123,254
	Lojas Americanas SA	19,900	54,811
	Marcopolo SA	14,100	18,233
*	Net Servicos de Comunicacao SA	6,600	41,847
	Net Servicos de Comunicacao SA Preferred ADR	29,676	189,036
	Randon e Participacoes SA	19,400	49,336
	Sadia SA	35,400	50,659
	Sadia SA ADR	5,300	22,313
	Saraiva Livreiros Editores	5,100	30,776
*	Suzano Papel e Celullose SA	28,500	143,728
	Tele Norte Leste Participacoes SA	2,300	28,453
	Tele Norte Leste Participacoes SA ADR	5,000	61,500
	Telecomunicacoes de Sao Paulo SA ADR	5,840	109,675
	Telemar Norte Leste SA	4,700	91,873
	Tim Participacoes SA ADR	2,100	29,547
	Ultrapar Participacoes SA Sponsored ADR	12,800	295,680
	Uniao de Industrias Petroquimicas SA Series B	143,600	42,709
	Unibanco-Uniao de Bancos Brasileiros SA ADR	500	28,140
	Unibanco-Uniao de Bancos Brasileiros Units SA	64,900	366,741
	Usinas Siderurgicas de Minas Gerais SA Series A	14,700	182,863
*	Votorantim Celulose e Papel SA	5,300	31,092
*	Votorantim Celulose e Papel SA Sponsored ADR	12,930	74,994
	Whirlpool SA	28,300	32,325
TOTAL PREFERRED STOCKS			4,964,695

TOTAL — BRAZIL			10,272,285

CANADA — (6.5%)
COMMON STOCKS — (6.5%)
*	Absolute Software Corp.	500	1,329
	Addax Petroleum Corp.	7,581	121,172

8

	Aecon Group, Inc.	2,400	20,061
#	AGF Management, Ltd. Class B	8,042	52,728
	Agnico Eagle Mines, Ltd.	4,700	251,050
	Agrium, Inc.	9,295	311,387
*	Alamos Gold, Inc.	9,100	58,478
	Alimentation Couche-Taro, Inc. Class B	18,385	212,899
*	Anvil Mining, Ltd.	600	636
	Astral Media, Inc. Class A	6,200	131,862
*	Atrium Innovations, Inc.	2,000	23,976
*	ATS Automation Tooling System, Inc.	7,200	26,539
*	Baffinland Iron Mines Corp.	9,400	1,342
*	Ballard Power Systems, Inc.	23,900	29,820
	Bank of Montreal	40,873	1,108,279
	Bank of Nova Scotia	24,100	583,117
*	Bankers Petroleum, Ltd.	13,800	10,466
	Barrick Gold Corp.	19,700	741,250
	BCE, Inc.	2,200	45,050
	Biovail Corp.	16,400	179,614
*	Birchcliff Energy, Ltd.	11,600	43,988
	Bombardier, Inc. Class B	13,932	43,174
*	Boralex, Inc. Class A	1,300	8,375
*	Breaker Energy, Ltd.	4,200	11,166
#	Brookfield Asset Management, Inc. Series A	200	3,140
	CAE, Inc.	12,452	72,910
	Calfrac Well Services, Ltd.	1,100	7,266
	Cameco Corp.	3,400	56,396
	Canaccord Capital, Inc.	4,900	18,581
	Canada Bread Co., Ltd.	1,400	52,518
*	Canadian Hydro Developers, Inc.	8,700	24,051
#	Canadian Imperial Bank of Commerce	16,800	638,845
	Canadian National Railway Co.	4,800	168,201
	Canadian National Resources, Ltd.	15,360	549,766
	Canadian Pacific Railway, Ltd.	10,772	326,959
*	Canadian Superior Energy, Inc.	5,300	5,100
	Canadian Tire Corp. Class A	8,800	293,513
	Canadian Utilities, Ltd. Class A	1,740	56,418
	Canadian Western Bank	6,500	63,238
	Canam Group, Inc. Class A	3,600	21,637
*	Canfor Corp.	11,404	67,424
*	Cangene Corp.	1,800	7,839
*	Cardiome Pharma Corp.	100	541
	Cascades, Inc.	5,000	13,129
*	Catalyst Paper Corp.	31,100	8,623
	CCL Industries, Inc. Class B	3,124	55,844
*	Celestica, Inc.	29,300	128,311
*	Celtic Exploration, Ltd.	5,900	63,174
*	CGI Group, Inc.	34,960	283,101
	Cogeco Cable, Inc.	2,800	78,822
*	COM DEV International, Ltd.	13,300	33,948
* #	Compton Petroleum Corp.	6,700	5,682
* #	Connacher Oil & Gas, Ltd.	15,200	11,156
	Corby Distilleries, Ltd.	1,100	13,258

9

*	Corridor Resources, Inc.	9,600	18,006
	Corus Entertainment, Inc. Class B	6,900	73,600
*	Crew Energy, Inc.	3,600	10,275
* #	Denison Mines Corp.	11,800	14,915
	Dorel Industries, Inc. Class B	4,000	72,025
	DundeeWealth, Inc.	500	2,173
*	Eastern Platinum, Ltd.	11,900	3,542
*	Eldorado Gold Corp.	16,600	129,957
	Emera, Inc.	1,800	31,927
	Empire Co., Ltd. Class A	3,500	148,106
	Enbridge, Inc.	4,545	149,146
	EnCana Corp.	19,859	883,756
	Ensign Energy Services, Inc.	10,700	90,574
*	Equinox Minerals, Ltd.	94,700	116,613
	Equitable Group, Inc.	3,000	27,768
*	Euro Goldfields, Ltd.	6,000	15,413
	Evertz Technologies, Ltd.	200	2,283
*	Fairborne Energy, Ltd.	9,500	32,461
	Fairfax Financial Holdings, Inc.	730	237,470
	Finning International, Inc.	14,856	152,528
	First Quantum Minerals, Ltd.	8,500	151,180
*	Firstservice Corp.	2,200	24,633
*	Flint Energy Services, Ltd.	3,700	14,332
*	FNX Mining Co., Inc.	4,400	12,092
	Fortis, Inc.	6,300	125,152
	Forzani Group, Ltd. Class A	2,800	21,715
*	Fronteer Development Group, Inc.	19,300	42,495
*	Galleon Energy, Inc. Class A	9,608	25,230
	Gennum Corp.	6,300	24,917
	George Weston, Ltd.	1,200	63,932
	Gerdau Ameristeel Corp.	21,152	124,540
* #	Gildan Activewear, Inc.	8,100	86,796
*	Glacier Media, Inc.	1,400	2,820
	Goldcorp, Inc.	30,117	892,028
* #	Golden Star Resources, Ltd.	45,300	69,081
*	Grande Cache Coal Corp.	1,000	571
*	Great Basin Gold, Ltd.	4,000	5,382
*	Great Canadian Gaming Corp.	4,100	14,043
	Great West Lifeco, Inc.	11,400	171,988
	Groupe Aeroplan, Inc.	20,700	150,914
*	Hanfeng Evergreen, Inc.	6,300	35,398
	Harry Winston Diamond Corp.	8,400	33,429
*	High River Gold Mines, Ltd.	25,000	2,650
*	Highpine Oil & Gas, Ltd.	4,000	14,875
	Home Capital Group, Inc.	3,200	48,408
* #	HudBay Minerals, Inc.	16,900	67,531
#	Husky Energy, Inc.	900	22,341
	IAMGOLD Corp.	33,500	229,480
#	IGM Financial, Inc.	3,400	90,112
	Imperial Oil, Ltd.	2,200	69,880
	Industrial Alliance Insurance & Financial Services, Inc.	11,136	179,175
	ING Canada, Inc.	3,300	88,807

10

	Inmet Mining Corp.	4,200	71,105
*	Iteration Energy, Ltd.	3,200	2,479
*	Ivanhoe Energy, Inc.	12,000	6,850
* #	Ivanhoe Mines, Ltd.	5,000	13,782
	Jean Coutu Group PJC, Inc. Class A	14,900	100,731
	Kingsway Financial Services, Inc.	5,000	24,465
	Kinross Gold Corp.	17,200	304,796
*	Lake Shore Gold Corp.	10,400	11,958
	Laurentian Bank of Canada	3,200	75,861
	Leon’s Furniture, Ltd.	1,900	14,177
	Linamar Corp.	3,700	12,522
	Loblaw Companies, Ltd.	5,900	167,052
* #	Lundin Mining Corp.	17,400	12,771
*	MacDonald Dettweiler & Associates, Ltd.	4,300	72,201
	Magna International, Inc. Class A	17,900	501,127
	Major Drilling Group International, Inc.	800	8,892
	Manitoba Telecom Services, Inc.	1,300	37,974
	Manulife Financial Corp.	52,892	878,191
	Maple Leaf Foods, Inc.	8,100	72,000
*	Martinrea International, Inc.	6,100	13,680
*	MDS, Inc.	15,200	118,997
	Methanex Corp.	10,500	81,174
	Metro, Inc. Class A	6,459	206,477
*	Migao Corp.	12,900	63,119
	National Bank of Canada	18,272	509,902
	Nexen, Inc.	24,683	359,501
	Niko Resources, Ltd.	1,900	78,154
#	Norbord, Inc.	8,900	4,718
*	Northgate Minerals Corp.	52,500	62,936
	Nova Chemicals Corp.	10,400	19,252
*	Nuvista Energy, Ltd.	10,700	61,517
*	Oilexco, Inc.	16,300	2,791
	Onex Corp.	13,600	188,431
* #	Open Text Corp.	1,700	60,070
* #	OPTI Canada, Inc.	9,500	12,396
* #	Pan Amer Silver Corp.	5,400	98,598
*	Paramount Resources, Ltd. Class A	3,700	21,363
*	Parkbridge Lifestyles Communities, Inc.	800	1,892
	Pason Systems, Inc.	2,400	23,741
*	Patheon, Inc.	4,400	7,715
* #	Petrobank Energy & Resources, Ltd.	4,000	63,282
	Petro-Canada	37,100	804,476
	Potash Corp. of Saskatchewan, Inc.	1,700	127,890
	Power Corp. of Canada, Ltd.	21,217	365,945
#	Power Financial Corp.	14,755	272,298
*	Progress Energy Resources Corp.	6,900	59,083
* #	QLT, Inc.	15,600	35,112
* #	Quadra Mining, Ltd.	2,400	6,615
	Quebecor, Inc. Class B	4,300	57,509
* #	Questerre Energy Corp.	32,700	40,000
	Reitmans Canada, Ltd.	6,900	60,095
*	Research In Motion, Ltd.	4,500	248,734

11

	Richelieu Hardware, Ltd.	600	8,930
#	Ritchie Brothers Auctioneers, Inc.	2,700	50,202
	Rogers Communications, Inc. Class B	3,000	84,599
*	RONA, Inc.	17,700	174,654
#	Royal Bank of Canada	15,027	372,657
	Russel Metals, Inc.	7,100	107,752
	Samuel Manu-Tech, Inc.	500	2,793
	Saputo, Inc.	4,200	67,885
	Savanna Energy Services Corp.	3,200	18,893
*	SEMAFO, Inc.	3,000	4,648
	Shaw Communictions, Inc. Class B	7,500	121,651
	ShawCor, Ltd.	6,200	73,819
	Sherritt International Corp.	40,900	89,054
	Shoppers Drug Mart Corp.	2,800	103,597
*	Shore Gold, Inc.	1,800	484
* #	Sierra Wireless, Inc.	4,100	23,405
*	Silver Standard Resources, Inc.	5,700	115,185
*	Silver Wheaton Corp.	23,900	156,312
	Silvercorp Metals, Inc.	29,600	66,381
*	Sino-Forest Corp.	22,900	171,808
	SNC-Lavalin Group, Inc.	3,784	106,770
*	Stantec, Inc.	3,000	65,297
	Sun Life Financial, Inc.	34,384	699,877
	Suncor Energy, Inc.	22,939	439,793
* #	SunOpta, Inc.	4,800	11,313
*	SXC Health Solutions Corp.	5,400	99,787
	Talisman Energy, Inc.	63,900	604,998
*	Taseko Mines, Ltd.	5,400	4,492
	Teck Cominco Class B	51,800	200,230
	Telus Corp.	300	8,504
*	Thompson Creek Metals Company, Inc.	21,100	81,217
#	Thomson Reuters Corp.	7,700	188,379
	Tim Hortons, Inc.	3,675	90,448
* #	Timminco, Ltd.	5,700	16,083
	TMX Group, Inc.	2,120	55,444
	Toromont Industries, Ltd.	3,900	67,361
	Toronto Dominion Bank	37,400	1,213,880
#	Torstar Corp. Class B	7,000	47,095
	Transalta Corp.	600	10,941
	TransCanada Corp.	22,886	615,519
	Transcontinental, Inc. Class A	6,300	46,650
	Trican Well Service, Ltd.	11,000	60,909
	Trinidad Drilling, Ltd.	7,900	20,036
*	TriStar Oil and Gas, Ltd.	14,600	128,587
	Uni-Select, Inc.	1,200	27,547
* #	Uranium One, Inc.	47,000	70,907
*	UTS Energy Corp.	31,150	43,947
*	Verenex Energy, Inc.	7,800	50,887
*	Vero Energy, Inc.	3,900	12,785
*	Viterra, Inc.	25,100	189,337
	West Fraser Timber Co., Ltd.	3,000	73,395
*	Westport Innovations, Inc.	7,700	40,816

12

	Winpak, Ltd.	700	3,996
	Yamana Gold, Inc.	40,200	325,862

TOTAL — CANADA			26,329,809

CHILE — (0.4%)
COMMON STOCKS — (0.4%)
	Aguas Andinas SA Series A	284,336	89,863
	Banco de Chile Series F ADR	3,000	103,020
	Banco de Credito e Inversiones SA Series A	5,306	105,699
	Banco Santander Chile SA	1,227,899	42,190
	Banco Santander Chile SA ADR	524	18,539
	CAP SA	8,340	108,169
*	Colbun SA	415,803	73,106
	Compania Cervecerias Unidas SA ADR	1,400	40,320
	Compania General de Electricidad SA	17,073	82,432
	Compania SudAmericana de Vapores SA	25,862	17,605
	Corpbanca SA ADR	912	19,152
	Cristalerias de Chile SA	2,000	17,342
	Embotelladora Andina SA Series B	17,884	44,203
	Embotelladora Andina SA Series B ADR	315	4,504
	Empresa Nacional de Electricidad SA Sponsored ADR	1,500	56,070
	Empresa Nacional de Telecomunicaciones SA	10,357	115,241
	Empresas CMPC SA	6,947	135,078
	Empresas Copec SA	18,042	145,824
	Enersis SA Sponsored ADR	8,920	128,002
	Lan Airlines SA Sponsored ADR	5,500	45,705
*	Madeco SA	620,000	41,792
	Masisa SA	208,357	19,536
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	10,840
	Vina de Concha y Toro SA Sponsored ADR	600	20,070

TOTAL — CHILE			1,484,302

CHINA — (2.5%)
COMMON STOCKS — (2.5%)
	Air China, Ltd.	344,000	90,926
*	Ajisen China Holdings, Ltd.	69,000	23,603
	Aluminum Corp. of China, Ltd. ADR	13,900	155,680
	AMVIG Holdings, Ltd.	38,000	20,950
#	Angang Steel Co., Ltd.	124,000	120,144
* #	Anhui Conch Cement Co., Ltd.	40,000	191,711
	Anhui Expressway Co., Ltd.	110,000	39,002
*	AviChina Industry and Technology Co., Ltd.	296,000	46,653
	Bank of China, Ltd.	858,000	224,867
#	Bank of Communications Co., Ltd.	263,000	171,346
	Beijing Capital International Airport Co., Ltd.	276,000	121,719
	Beijing Enterprises Holdings, Ltd.	58,500	229,663
	Bosideng International Holdings, Ltd.	398,000	34,452
*	Brilliance China Automotive Holdings, Ltd.	766,000	45,268
	Byd Co., Ltd.	30,000	55,913
	Chaoda Modern Agriculture	247,200	156,090

13

*	China Aoyuan Property Group, Ltd.	301,000	33,456
*	China Citic Bank	790,000	293,097
#	China Construction Bank Corp.	611,000	298,000
	China COSCO Holdings Co., Ltd.	138,500	82,796
	China Everbright, Ltd.	118,000	128,756
	China Foods, Ltd.	158,000	52,674
	China Green (Holdings), Ltd.	36,000	23,447
*	China High Speed Transmission Equipment Group Co., Ltd.	73,000	85,528
	China Insurance International Holdings Co., Ltd.	50,000	63,557
	China Life Insurance Co., Ltd. ADR	3,400	134,572
	China Mengniu Dairy Co., Ltd.	109,000	144,023
#	China Merchants Bank Co., Ltd.	58,000	93,659
	China Merchants Holdings (International) Co., Ltd.	150,000	264,040
	China Mobile, Ltd. Sponsored ADR	9,461	425,461
*	China Molybdenum Co., Ltd.	189,000	76,232
#	China National Building Material Co., Ltd.	72,000	77,984
	China Oilfield Services, Ltd.	98,000	76,950
	China Petroleum and Chemical Corp. (Sinopec) ADR	2,100	113,526
	China Resources Enterprise, Ltd.	156,000	224,429
	China Resources Power Holdings Co., Ltd.	68,000	124,741
	China Shenhua Energy Co., Ltd.	32,500	69,292
	China Shipping Container Lines Co., Ltd.	517,000	82,145
	China Shipping Development Co., Ltd.	130,000	126,021
*	China Southern Airlines Co., Ltd. ADR	2,850	22,544
	China Telecom Corp., Ltd. ADR	3,400	122,842
#	China Travel International Investment Hong Kong, Ltd.	218,000	33,130
	China Unicom Hong Kong, Ltd. ADR	17,006	156,285
	China Yurun Food Group, Ltd.	62,000	72,525
	Chongqing Iron and Steel Co., Ltd.	196,000	50,829
#	Citic Pacific, Ltd.	185,000	217,482
*	CITIC Resources Holdings, Ltd.	486,000	50,989
	CNOOC, Ltd. ADR	1,800	154,872
	CNPC Hong Kong, Ltd.	160,000	45,144
	COSCO Pacific, Ltd.	166,000	148,490
* #	Country Garden Holdings Co.	451,000	92,800
#	Dalian Port (PDA) Co., Ltd.	40,000	10,462
	Datang International Power Generation Co., Ltd.	186,000	92,351
	Denway Motors, Ltd.	672,000	200,298
	Dongfang Electric Co., Ltd.	21,200	47,055
	Dongfeng Motor Corp.	434,000	150,869
*	Fosun International	277,000	90,287
#	FU JI Food & Catering Services	27,000	12,305
	Global Bio-Chem Technology Group Co., Ltd.	96,000	13,835
	GOME Electrical Appliances Holdings, Ltd.	417,000	60,230
	Great Wall Motor Co., Ltd.	107,000	37,034
*	Greentown China Holdings, Ltd.	117,000	42,114
	Guangshen Railway Co., Ltd. Sponsored ADR	3,900	62,049
#	Guangzhou R&F Properties Co., Ltd.	58,400	47,547
	Guangzhou Shipyard International Co., Ltd.	44,000	48,164
	Harbin Power Equipment Co., Ltd.	68,000	47,550
	Hengan International Group Co., Ltd.	25,000	83,173
*	Hidili Industry International Development, Ltd.	157,000	51,396

14

	HKC (Holdings), Ltd.	252,461	14,097
#	Hopson Development Holdings, Ltd.	106,000	61,361
	Huadian Power International Corp.	92,000	19,593
	Huaneng Power International, Inc. ADR	5,500	156,860
#	Hunan Non-Ferrous Metal Corp., Ltd.	86,000	10,370
#	Industrial and Commercial Bank of China (Asia), Ltd.	289,000	122,188
* #	Intime Department Store Group Co., Ltd.	95,000	26,152
	Jiangsu Express Co., Ltd.	108,000	76,707
#	Jiangxi Copper Co., Ltd.	103,000	70,210
*	KWG Property Holding, Ltd.	104,500	23,576
#	Lenovo Group, Ltd.	334,000	63,318
#	Li Ning Co., Ltd.	42,000	58,336
	Lianhua Supermarket Holdings Co., Ltd.	28,000	28,976
#	Lonking Holdings, Ltd.	42,000	19,322
#	Maanshan Iron and Steel Co., Ltd.	272,000	88,524
	New World Department Store China, Ltd.	78,000	30,259
	Nine Dragons Paper Holdings, Ltd.	129,000	35,701
	PetroChina Co., Ltd. ADR	1,500	110,655
*	PICC Property and Casualty Co., Ltd.	212,000	95,566
	Ping An Insurance (Group) Co. of China, Ltd.	18,500	80,132
* #	Semiconductor Manufacturing International Corp.	2,115,000	73,730
*	Shanghai Electric Group Co., Ltd.	288,000	90,899
*	Shanghai Forte Land Co., Ltd.	234,000	34,342
	Shanghai Industrial Holdings, Ltd.	80,000	203,863
	Shenzhen Expressway Co., Ltd.	100,000	37,266
	Shenzhen International Holdings, Ltd.	1,422,500	59,653
	Shenzhen Investment, Ltd.	308,000	52,411
	Shimao Property Holdings, Ltd.	176,500	113,416
	Shougang Concord International Enterprises Co., Ltd.	564,000	57,661
*	Sichuan Expressway Co., Ltd.	204,000	33,879
#	Sinofert Holdings, Ltd.	134,000	75,816
*	Sino-Ocean Land Holdings, Ltd.	375,000	186,271
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	75,537
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	388,000	39,765
	Sinotrans, Ltd.	93,000	14,887
	TPV Technology, Ltd.	178,000	39,853
	Travelsky Technology, Ltd.	55,000	21,456
	Tsingtao Brewery Co., Ltd.	24,000	45,508
*	Vinda International Holdings, Ltd.	100,000	29,874
	Weichai Power Co., Ltd.	12,800	24,479
	Xiamen International Port Co., Ltd.	330,000	32,237
	Xinao Gas Holdings, Ltd.	62,000	55,502
*	Xinjiang Xinxin Mining Industry Co., Ltd.	144,000	35,507
	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	22,400	145,600
	Zhejiang Expressway Co., Ltd.	74,000	42,090
	Zijin Mining Group Co., Ltd.	178,000	93,584
#	ZTE Corp.	15,600	44,399

TOTAL — CHINA			10,038,412

15

CZECH REPUBLIC — (0.1%)
COMMON STOCKS — (0.1%)
	CEZ A.S.	2,290	78,066
	Komercni Banka A.S.	1,146	126,538
	Phillip Morris CR A.S.	100	28,575
	Telefonica 02 Czech Republic A.S.	6,091	113,506
	Unipetrol A.S.	10,500	61,265

TOTAL — CZECH REPUBLIC			407,950

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
	A P Moller - Maersk A.S.	34	162,509
	Aktieselskabet Roskilde Bank A.S.	787	47
	Alk-Abello A.S.	554	48,711
*	Alm. Brand A.S.	965	13,264
	Auriga Industries A.S. Series B	2,100	36,480
	Bang & Olufsen Holding A.S. Series B	2,213	30,167
*	Bavarian Nordic A.S.	1,600	42,830
	Carlsberg A.S. Series B	2,938	97,084
	Coloplast A.S.	382	23,347
	D/S Norden A.S.	1,618	50,996
	Dampskibsselskabet Torm A.S. ADR	1,400	15,092
	Danisco A.S.	4,007	147,079
	Danske Bank A.S.	21,606	216,973
	DFDS A.S.	210	14,015
	DSV A.S.	5,649	55,476
	East Asiatic Co., Ltd. A.S.	1,100	35,885
#	FLSmidth & Co. A.S.	1,700	46,480
* #	Genmab A.S.	650	26,980
* #	GN Great Nordic A.S.	30,363	64,334
* #	Greentech Energy Systems A.S.	1,150	3,766
	H. Lundbeck A.S.	2,500	51,973
* #	Jeudan A.S.	284	21,697
*	Jyske Bank A.S.	5,547	125,692
*	NeuroSearch A.S.	2,304	68,607
#	NKT Holding A.S.	3,550	73,639
	Nordjyske Bank A.S.	2,430	35,370
	Norresundby Bank A.S.	518	10,663
	Novo-Nordisk A.S. Sponsored ADR	3,172	168,528
	Novozymes A.S. Series B	400	31,796
*	Parken Sport & Entertainment A.S.	80	6,561
	Per Aarsleff A.S. Series B	329	26,344
	Ringkjoebing Landbobank Aktieselskab	603	38,525
#	Rockwool International A.S.	760	51,883
	Royal Unibrew A.S.	200	4,448
	Schouw & Co. A.S.	1,150	16,592
	SimCorp A.S.	230	22,917
	Sjaelso Gruppen A.S.	2,150	7,983
*	Solar Holdings A.S. Series B	677	23,044
	Spar Nord Bank A.S.	4,504	36,661
	Sydbank A.S.	4,505	59,931
	Thrane & Thrane A.S.	1,149	32,341
	Tivoli A.S.	8	4,319

16

*	TK Development A.S.	8,499	31,661
*	Topdanmark A.S.	880	104,613
	Trygvesta A.S.	558	33,057
*	Vestas Wind Systems A.S.	1,370	65,979
*	William Demant Holding A.S.	1,009	33,378

TOTAL — DENMARK			2,319,717

FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
* #	Ahlstrom Oyj	1,611	15,151
	Alma Media Oyj	3,037	20,578
	Amer Sports Oyj Series A	7,862	56,412
	Aspo Oyj	2,372	12,402
	Cargotec Oyj Series B	1,990	19,267
	Elisa Oyj	8,247	130,448
	Finnair Oyj	6,467	43,021
	Finnlines Oyj	2,191	20,440
	Fiskars Oyj Abp Series A	4,822	43,897
	Fortum Oyj	11,955	233,233
	Huhtamaki Oyj	1,135	8,360
	KCI Konecranes Oyj	626	9,604
#	Kemira Oyj	3,744	24,384
#	Kesko Oyj	9,752	239,721
	Kone Oyj Series B	4,035	84,370
	Lassila & Tikanoja Oyj	1,395	21,222
	Metso Corp. Oyj	4,396	42,677
	Metso Corp. Oyj Sponsored ADR	200	1,946
	M-Real Oyj Series B	17,167	12,268
#	Neste Oil Oyj	18,702	270,742
	Nokia Oyj	1,780	21,816
	Nokia Oyj Sponsored ADR	25,880	317,548
#	Nokian Renkaat Oyj	3,630	35,469
	Olvi Oyj Series A	494	9,977
	Oriola-KD Oyj Class B	7,702	14,569
	Orion Oyj Series A	4,470	77,774
	Orion Oyj Series B	5,607	96,611
	Outokumpu Oyj Series A	1,633	18,603
*	Outotec Oyj	724	10,247
	Pohjola Bank P.L.C.	15,116	177,005
	Poyry Oyj	1,008	10,377
	Raisio P.L.C.	16,371	32,230
	Ramirent Oyj	4,151	16,347
	Rautaruukki Oyj Series K	3,572	56,720
*	Ruukki Group Oyj	4,158	6,176
	Sampo Oyj	26,708	428,732
	Sanoma Oyj	7,735	90,615
	Stockmann Oyj Abp Series A	937	14,486
	Stockmann Oyj Abp Series B	1,166	16,385
	Stora Enso Oyj Series R	74,977	456,877
	Stora Enso Oyj Sponsored ADR	1,800	10,980
	TietoEnator Oyj	8,284	93,899

17

	UPM-Kymmene Oyj	72,372	683,838
	UPM-Kymmene Oyj Sponsored ADR	1,300	12,181
	Uponor Oyj Series A	4,035	41,241
	Vaisala Oyj Series A	958	27,060
	Wartsila Corp. Oyj Series B	8,066	215,838
	YIT Oyj	4,808	30,004

TOTAL — FINLAND			4,333,748

FRANCE — (5.9%)
COMMON STOCKS — (5.9%)
#	Accor SA	3,516	138,788
	Aeroports de Paris	1,723	92,216
	Air France-KLM	20,257	193,756
	Air Liquide SA	2,230	162,161
*	Alcatel-Lucent SA	11,041	21,675
*	Alcatel-Lucent SA Sponsored ADR	10,700	21,079
	Alstom SA	4,025	193,378
*	Alten	1,402	21,420
*	Altran Technologies SA	5,386	17,399
	April Group SA	389	12,530
	Arkema	3,479	48,887
	Assystem	2,109	13,295
	Atos Origin SA	9,680	229,363
	AXA SA Sponsored ADR	62,400	1,004,640
#	Beneteau SA	6,084	43,638
	bioMerieux	420	32,669
	BNP Paribas SA	38,463	1,468,359
	Boiron SA	1,642	45,764
	Bonduelle SCA	182	12,314
	Bongrain SA	629	34,820
	Bourbon SA	4,420	113,911
	Bouygues SA	11,334	385,954
*	Bull SA	19,152	31,918
	Canal Plus SA	6,412	37,627
	Capgemini SA	17,986	618,058
	Carbone Lorraine SA	666	16,547
	Carrefour SA	9,203	313,818
	Casino Guichard Perrachon SA	4,759	311,838
	Christian Dior SA	1,703	84,755
	Cie Generale D’Optique Essilor Intenational SA	3,437	130,805
	Ciments Francais SA	1,433	109,449
*	Club Mediterranee SA	1,124	15,953
	CNP Assurances	3,474	231,213
	Compagnie de Saint-Gobain	17,907	604,924
*	Compagnie Generale de Geophysique-Veritas SA	173	2,090
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	8,400	101,304
	Compagnie Generale des Establissements Michelin Series B	13,532	529,015
	Credit Agricole SA	42,852	518,734
	Dassault Systemes SA	1,913	72,197
	Dassault Systemes SA ADR	614	23,111

18

	Delachaux SA	511	26,243
	Derichebourg	19,759	43,354
	EDF Energies Nouvelles SA	1,744	67,622
	Electricite de France	2,171	105,808
	Eramet SA	647	102,149
	Esso Ste Anonyme Francaise	191	18,939
	Establissements Maurel et Prom	11,258	105,646
	Euler Hermes SA	2,010	71,731
*	Euro Disney SCA	6,546	26,386
#	European Aeronautic Defence & Space Co.	26,916	468,478
	Eutelsat Communications	3,757	80,165
	Fimalac SA	846	31,267
	France Telecom SA	329	7,373
	France Telecom SA Sponsored ADR	23,020	517,259
	GDF Suez	12,613	482,562
*	Gemalto NV	10,578	258,210
	Gifi	765	31,338
	GL Events	2,371	31,078
	Groupe Danone	3,578	183,646
	Groupe Danone Sponsored ADR	600	6,108
* #	Groupe Eurotunnel SA	7,043	36,121
	Groupe Steria SCA	2,513	26,277
	Guyenne et Gascogne SA	732	60,801
	Havas SA	39,552	79,286
	Hermes International SA	896	90,143
	Iliad SA	443	36,775
	Imerys SA	4,179	165,928
*	Infogrames Entertainment SA	4,013	20,382
	Ingenico SA	3,747	62,027
	Ipsen SA	1,467	57,320
	Ipsos SA	1,370	29,105
#	JC Decaux SA	8,326	114,263
	Korian	1,936	44,473
	Lafarge SA	10,688	490,904
	Lafarge SA Sponsored ADR	1,300	14,950
	Lagardere SCA	15,351	583,965
	Laurent-Perrier	320	18,001
	Legrand SA	7,517	126,220
	Lisi SA	445	14,619
	L’Oreal SA	1,886	125,081
	LVMH (Louis Vuitton Moet Hennessy)	2,372	129,195
	M6 Metropole Television	3,644	58,999
	Manitou BF SA	1,145	9,192
	Manutan International SA	734	28,031
* #	Meetic	2,868	50,654
	Natixis	108,198	168,102
	Neopost SA	2,118	170,290
	Nexans SA	3,429	196,421
	Nexity	3,528	54,975
	Norbert Dentressangle	163	5,386
	NRJ Group	4,409	33,634
* #	Orpea	2,074	72,163

19

#	PagesJaunes SA	11,583	101,932
#	Pernod-Ricard SA	7,752	486,153
	Peugeot SA	2,453	41,494
	Pierre & Vacances	400	22,037
	PPR SA	6,628	334,105
	Publicis Groupe	6,834	160,041
	Publicis Groupe ADR	400	9,312
	Rallye SA	742	14,748
	Remy Cointreau SA	2,477	65,808
	Renault SA	13,954	268,847
	Rexel SA	14,450	88,117
	Rhodia SA	2,554	11,349
	Rubis SA	445	24,760
	Safran SA	22,547	281,148
	Saft Groupe SA	1,330	32,474
	Sanofi - Aventis ADR	22,686	639,065
	Schneider Electric SA	13,862	877,227
	SCOR SE	22,640	459,145
	SEB SA	2,824	66,664
	Sechilienne SA	501	18,583
*	Seloger.com	888	15,271
	Societe BIC SA	3,399	182,008
	Societe Generale Paris	21,776	910,508
	Societe Television Francaise 1	10,875	116,859
#	Sodexo	2,674	135,198
*	Soitec SA	6,005	19,946
	Somfy SA	147	20,318
	Sopra Group SA	746	29,394
	Sperian Protection	401	18,186
	Stallergenes SA	820	39,923
	STEF-TFE	523	18,224
	STMicroelectronics NV	44,815	231,474
	Sucriere de Pithiviers Le Vieil	19	11,791
*	Suez Environnement SA	5,676	90,448
	Synergie SA	3,386	37,263
	Technip SA	1,803	55,744
	Technip SA ADR	400	12,300
	Teleperformance SA	7,005	191,423
	Thales SA	4,241	187,647
*	Thomson	1,190	1,694
	Total SA	8,644	430,767
	Total SA Sponsored ADR	18,700	930,886
	Toupargel Groupe	334	5,636
*	UbiSoft Entertainment SA	2,510	35,338
	Valeo SA	5,877	65,384
	Vallourec SA	1,448	141,468
	Veolia Environnement SA ADR	7,500	168,825
	Viel et Compagnie	12,255	32,838
	Vilmorin et Cie SA	456	50,491
	Vinci SA	8,785	299,658
	Virbac SA	447	30,536
	Vivendi SA	41,244	1,062,467

20

	Wendel	4,649	180,392
#	Zodiac SA	6,425	231,663

TOTAL — FRANCE			23,895,394

GERMANY — (4.1%)
COMMON STOCKS — (4.1%)
	Aareal Bank AG	2,037	10,156
	Adidas-Salomon AG	6,169	213,452
	Aixtron AG	4,185	21,356
	Allianz SE	8,973	751,650
	Allianz SE Sponsored ADR	69,550	579,351
* #	Arcandor AG	13,185	33,314
	BASF AG	28,196	822,561
	BASF AG Sponsored ADR	1,000	29,100
#	Bauer AG	386	11,085
	Bayer AG	7,172	381,995
	Bayer AG Sponsored ADR	200	10,660
	Bayerische Motoren Werke AG	25,204	597,719
	Bechtle AG	1,422	22,858
	Beiersdorf AG	1,420	69,379
	Bilfinger Berger AG	3,687	155,594
*	Carl Zeiss Meditec AG	1,128	13,028
	Celesio AG	10,021	216,130
*	CENTROTEC Sustainable AG	2,715	32,587
	Comdirect Bank AG	3,278	25,543
#	Commerzbank AG	25,020	114,383
*	CropEnergies AG	3,089	11,503
	CTS Eventim AG	1,199	39,812
	Daimler AG	6,417	179,872
	Daimler AG Sponsored ADR	25,800	722,142
*	Demag Cranes AG	2,535	57,365
#	Deutsche Bank AG	3,806	99,168
	Deutsche Bank AG ADR	19,300	495,045
	Deutsche Boerse AG	2,406	121,063
	Deutsche Lufthansa AG	26,864	325,595
	Deutsche Post AG	26,604	331,959
#	Deutsche Postbank AG	1,008	12,102
	Deutsche Telekom AG	42,984	521,995
	Deutsche Telekom AG Sponsored ADR	49,559	596,690
*	Deutsche Wohnen AG	3,473	50,050
	Deutz AG	3,505	7,633
#	Douglas Holding AG	2,529	98,582
	Duerr AG	2,774	34,340
	DVB Bank SE	433	14,683
	E.ON AG	13,003	421,659
	E.ON AG Sponsored ADR	3,600	115,308
	ElreingKlinger AG	4,474	38,954
* #	Evotec AG	35,662	33,511
	Fielmann AG	537	34,385
	Fraport AG	5,583	208,860
*	Freenet AG	8,001	38,096

21

	Fresenius Medical Care AG & Co. KGaA ADR	2,100	93,996
*	Fresenius SE (4352097)	686	33,688
*	Fresenius SE (4568946)	1,392	76,970
	Fuchs Petrolub AG	579	23,121
	GEA Group AG	10,320	119,359
	Generali Deutschland Holding AG	825	65,918
*	Gerresheimer AG	3,158	64,484
	GFK AG	1,219	24,888
	Gildemeister AG	1,275	9,589
	Grenkeleasing AG	1,850	49,449
	Hannover Rueckversicherung AG	6,821	203,975
	Heidelberger Druckmaschinen AG	10,864	43,343
#	Heidelberger Zement AG	3,664	141,159
	Henkel AG & Co KGaA	4,418	102,910
	Hochtief AG	4,338	149,133
	Indus Holding AG	1,129	15,290
* #	Infineon Technologies AG	21,523	19,182
*	Infineon Technologies AG ADR	38,089	32,757
	IVG Immobilien AG	8,870	53,605
*	Jenoptik AG	3,500	22,447
	K&S AG	3,118	147,331
	Kloeckner & Co. SE	4,144	58,936
	Kontron AG	3,991	33,708
	Krones AG	1,375	47,650
	Kuka AG	1,075	13,334
	KWS Saat AG	271	33,612
	Lanxess AG	11,046	161,113
	Leoni AG	1,166	13,500
	Linde AG	6,481	435,176
	MAN AG	9,748	425,267
*	Medigene AG	5,234	28,441
	Medion AG	2,347	17,734
	Merck KGaA	1,439	122,196
	Metro AG	3,728	134,917
	MLP AG	2,298	25,165
*	Morphosys AG	1,401	29,299
	MTU Aero Engines Holding AG	3,208	89,552
	Munchener Rueckversicherungs-Gesellschaft AG	7,190	949,551
	MVV Energie AG	979	40,870
	Norddeutsche Affinerie AG	4,501	135,518
* #	Nordex AG	351	4,001
	Pfeiffer Vacuum Technology AG	447	22,527
	Pfleiderer AG	3,051	18,833
*	Plambeck Neue Energien AG	4,571	10,900
* #	Porsche Automobil Holding SE	5,550	325,276
	Praktiker Bau- und Heimwerkermaerkte Holding AG	2,126	15,880
* #	Premiere AG	2,217	8,183
	Puma AG Rudolf Dassler Sport	494	88,731
* #	Q-Cells SE	494	12,057
*	QIAGEN NV	7,185	122,227
*	QSC AG	23,436	32,228
	Rheinmetall AG	3,088	95,898

22

	Rhoen-Klinikum AG	5,633	113,003
*	Roth & Rau AG	1,536	25,304
	RWE AG	3,317	258,992
	Salzgitter AG	4,986	361,315
	SAP AG Sponsored ADR	6,000	212,280
*	SGL Carbon AG	2,174	47,087
	Siemens AG Sponsored ADR	9,500	532,570
* #	Singulus Technologies AG	3,514	12,136
	Sixt AG	1,860	22,965
	Software AG	1,050	63,987
* #	Solar Millennium AG	1,871	25,220
* #	Solarworld AG	4,236	88,818
	Stada Arzneimittel AG	5,789	141,716
#	Suedzucker AG	6,619	104,229
	Symrise AG	8,140	76,366
	Takkt AG	897	8,746
#	ThyssenKrupp AG	23,085	469,949
*	Tognum AG	2,199	24,323
	TUI AG	23,987	199,856
	United Internet AG	6,740	49,011
*	Versatel AG	1,678	23,517
	Vossloh AG	380	38,454
	Wacker Chemie AG	616	44,110
	Wacker Construction Equipment AG	3,050	22,260
#	Wincor Nixdorf AG	1,491	70,524
* #	Wirecard AG	5,551	31,254

TOTAL — GERMANY			16,835,139

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
	Agricultural Bank of Greece S.A.	33,348	51,779
	Alapis Holdings Industrial & Commercial S.A.	72,057	55,856
	Alpha Bank A.E.	47,708	398,731
	Anek Lines S.A.	15,471	14,601
	Attica Bank S.A.	12,817	36,317
	Bank of Greece	1,841	92,805
	Coca-Cola Hellenic Bottling Co. S.A.	126	1,722
	Coca-Cola Hellenic Bottling Co. S.A. ADR	13,700	188,238
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	7,552	16,440
	EFG Eurobank Ergasias S.A.	40,830	255,345
	Ellaktor S.A.	14,109	70,768
*	Emporiki Bank of Greece S.A.	1,191	8,184
	EYDAP Athens Water Supply & Sewage Co. S.A.	2,890	21,271
*	Forthnet S.A.	39,875	38,014
	Fourlis Holdings S.A.	1,365	9,354
	Frigoglass S.A.	7,802	31,719
	GEK Terna Holding Real Estate Construction S.A.	2,300	9,751
*	Geniki Bank	21,750	37,307
	Hellenic Exchanges S.A.	2,561	16,370
	Hellenic Petroleum S.A.	17,587	126,480

23

	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	16,149	122,409
	Heracles General Cement Co. S.A.	444	3,205
	Iaso S.A.	3,671	19,344
*	Marfin Financial Group S.A.	78,354	288,954
	Metka S.A.	2,003	15,924
	Michaniki S.A.	7,913	12,463
	Motor Oil (Hellas) Corinth Refineries S.A.	1,840	17,918
	Mytilineos Holdings S.A.	11,980	59,832
	National Bank of Greece S.A.	3,297	54,932
	National Bank of Greece S.A. ADR	122,417	396,631
	OPAP S.A.	3,478	101,185
	Piraeus Bank S.A.	48,151	318,217
	Piraeus Port Authority S.A.	2,736	34,067
	Proton Bank S.A.	2,550	2,174
	Public Power Corp. S.A.	7,236	121,124
	S&B Industrial Minerals S.A.	1,950	16,289
	Sidenor Steel Products Manufacturing Co. S.A.	3,000	10,047
	StMicroelectronics NV ADR	29,790	154,014
	Teletypos S.A. Mega Channel	636	3,548
	Titan Cement Co. S.A.	7,464	136,032
	TT Hellenic Postbank S.A.	8,470	50,138
	Viohalco S.A.	11,493	56,161

TOTAL — GREECE			3,475,660

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	Agile Property Holdings, Ltd.	268,000	102,786
	Allied Properties, Ltd.	150,000	13,319
*	Associated International Hotels	20,000	35,784
	Bank of East Asia, Ltd.	59,272	117,531
#	Belle International Holdings, Ltd.	230,000	91,698
	BOC Hong Kong (Holdings), Ltd.	55,000	56,107
	C C Land Holdings, Ltd.	57,000	13,952
#	Cafe de Coral Holdings, Ltd.	24,000	46,266
	Cathay Pacific Airways, Ltd.	97,000	112,496
	Cheung Kong Holdings, Ltd.	39,000	359,839
	Cheung Kong Infrastructure Holdings, Ltd.	2,000	7,476
*	China Agri-Industries Holdings, Ltd.	181,000	80,433
	China Everbright International, Ltd.	194,000	37,203
	China Gas Holdings, Ltd.	236,000	33,228
*	China Grand Forestry Green Resources Group, Ltd.	444,000	16,011
	China Mobile, Ltd.	8,000	72,014
#	China Overseas Land & Investment, Ltd.	168,480	220,337
	China Pharmaceutical Group, Ltd.	124,000	37,696
	China Power International Development, Ltd.	117,000	21,905
	China Resources Land, Ltd.	110,000	127,050
	China Shineway Pharmaceutical Group, Ltd.	25,000	14,026
*	China WindPower Group, Ltd.	1,450,000	40,027
	Chong Hing Bank, Ltd.	28,000	32,378
	Chow Sang Sang Holdings	48,000	25,201

24

	CLP Holdings, Ltd.	21,500	145,525
	Dah Sing Banking Group, Ltd.	26,000	18,408
	Dah Sing Financial Holdings, Ltd.	22,800	55,771
	Daphne International Holdings, Ltd.	204,000	30,437
	Esprit Holdings, Ltd.	8,400	44,588
	First Pacific Co., Ltd.	192,000	69,066
*	Foxconn International Holdings, Ltd.	96,000	35,119
*	Fushan International Energy Group, Ltd.	38,000	8,622
* #	Galaxy Entertainment Group, Ltd.	564,000	91,976
#	Geely Automobile Holdings, Ltd.	300,000	22,080
	Giordano International, Ltd.	98,000	23,249
	Glorious Sun Enterprises, Ltd.	170,000	41,387
*	Goldin Properties Holdings, Ltd.	42,000	22,684
	Great Eagle Holdings, Ltd.	34,000	41,554
	Guangdong Investment, Ltd.	150,000	57,100
	Guangzhou Investment Co., Ltd.	366,000	35,618
*	Haier Electronics Group Co., Ltd.	345,000	48,409
	Hang Lung Group, Ltd.	44,000	141,719
	Hang Lung Properties, Ltd.	37,000	83,178
	Hang Seng Bank, Ltd.	5,800	69,834
	Henderson Land Development Co., Ltd.	38,000	145,154
	HKR International, Ltd.	186,400	40,949
	Hong Kong and China Gas Co., Ltd.	21,000	34,185
	Hong Kong and Shanghai Hotels, Ltd.	30,000	22,002
	Hong Kong Electric Holdings, Ltd.	17,000	99,573
	Hong Kong Exchanges & Clearing, Ltd.	8,400	72,149
	Hopewell Highway Infrastructure, Ltd.	54,500	32,679
	Hopewell Holdings, Ltd.	38,000	124,535
	Huabao International Holdings, Ltd.	50,000	32,009
	Hutchison Harbour Ring, Ltd.	440,000	32,720
	Hutchison Telecommunications International, Ltd.	179,000	44,807
	Hutchison Whampoa, Ltd.	82,000	417,240
	Industrial & Commercial Bank of China (Asia), Ltd.	65,000	60,377
	Johnson Electric Holdings, Ltd.	324,500	68,474
*	Ju Teng International Holdings, Ltd.	136,000	32,164
	K Wah International Holdings, Ltd.	88,000	11,699
	Kerry Properties, Ltd.	43,000	100,648
	Kingboard Chemical Holdings, Ltd.	75,000	120,738
	Kingboard Laminates Holdings, Ltd.	217,000	53,822
	Kingdee International Software Group Co., Ltd.	388,000	34,651
	Kowloon Development Co., Ltd.	26,000	11,031
#	Lee & Man Paper Manufacturing, Ltd.	20,800	9,584
#	Li & Fung, Ltd.	32,000	63,656
#	Melco International Development, Ltd.	161,000	46,188
	Midland Holdings, Ltd.	60,000	17,696
	Minmetals Resources, Ltd.	252,000	34,877
*	Minth Group, Ltd.	108,000	43,579
* #	Mongolia Energy Corp., Ltd.	146,000	40,100
	MTR Corp., Ltd.	36,500	87,172
*	Nan Hai Corp., Ltd.	5,150,000	26,280
	New World China Land, Ltd.	81,600	20,337
	New World Development Co., Ltd.	172,173	163,204

25

	Next Media, Ltd.	290,000	32,620
	NWS Holdings, Ltd.	59,939	73,103
	Pacific Andes International Holdings, Ltd.	426,000	33,763
	Pacific Basin Shipping, Ltd.	179,000	91,779
*	Pacific Century Premium Developments, Ltd.	243,000	48,419
#	Parkson Retail Group, Ltd.	63,500	56,550
	PCCW, Ltd.	67,000	34,492
	Ports Design, Ltd.	15,000	15,151
	Public Financial Holdings, Ltd.	72,000	25,729
	Regal Hotels International Holdings, Ltd.	172,000	40,441
	Road King Infrastructure, Ltd.	71,000	24,999
	Shangri-La Asia, Ltd.	72,000	83,856
	Shui On Land, Ltd.	127,500	32,318
	Shun Tak Holdings, Ltd.	180,000	65,321
	Sino Biopharmaceutical, Ltd.	292,000	46,351
	Sino Land Co., Ltd.	94,000	90,127
	Sinolink Worldwide Holdings, Ltd.	544,000	35,932
	Smartone Telecommunications Holdings, Ltd.	52,000	39,816
	SRE Group, Ltd.	58,000	3,969
	Sun Hung Kai & Co., Ltd.	49,000	29,432
	Sun Hung Kai Properties, Ltd.	32,000	283,500
	Tai Cheung Holdings	94,000	32,364
*	TCC International Holdings, Ltd.	160,000	36,077
#	Techtronic Industries Co., Ltd.	59,500	19,479
	Television Broadcasts, Ltd.	9,000	31,855
*	Tencent Holdings, Ltd.	30,800	188,196
	Texwinca Holdings, Ltd.	24,000	10,272
#	Tian An China Investments	36,000	8,819
	Tianjin Development Holdings, Ltd.	110,000	35,768
*	Tianjin Port Development Holdings, Ltd.	214,000	46,452
	Tingyi (Cayman Islands) Holding Corp.	32,000	36,958
	Transport International Holdings, Ltd.	12,400	28,777
	Vitasoy International Holdings, Ltd.	80,000	32,715
	Vtech Holdings, Ltd.	7,000	26,784
	Weiqiao Textile Co., Ltd.	116,000	34,420
	Wharf Holdings, Ltd.	85,000	210,034
	Wheelock and Co., Ltd.	59,000	103,780
	Wheelock Properties, Ltd.	10,000	3,723
	Wing Hang Bank, Ltd.	11,000	53,172
	Xinyi Glass Holding Co., Ltd.	50,000	12,711
*	Xinyu Hengdeli Holdings, Ltd.	260,000	34,727
#	Yue Yuen Industrial (Holdings), Ltd.	11,500	20,960

TOTAL — HONG KONG			7,141,077

HUNGARY — (0.1%)
COMMON STOCKS — (0.1%)
Egis Gyogyszergyar NYRT	445	22,228
* FHB Mortgage Bank P.L.C.	6,244	16,971
Magyar Telekom Telecommunications P.L.C.	1,876	4,603
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	4,800	58,800
MOL Hungarian Oil & Gas NYRT	3,708	143,742

26

* #	OTP Bank NYRT	16,257	161,080
*	Pannonplast NYRT	10,773	32,327
	Richter Gedeon NYRT	1,239	140,897

TOTAL — HUNGARY			580,648

INDIA — (1.4%)
COMMON STOCKS — (1.4%)
	Aban Offshore, Ltd.	770	7,517
*	ACC, Ltd.	7,831	79,921
	Adani Enterprises, Ltd.	6,662	37,860
	Aditya Birla Nuvo, Ltd.	4,026	38,148
*	Allahabad Bank, Ltd.	40,781	40,424
	Ambuja Cements, Ltd.	81,727	116,254
	Amtek Auto, Ltd.	10,557	10,837
	Apollo Hospitals Enterprise, Ltd.	4,661	38,005
	Ashok Leyland, Ltd.	54,551	15,483
	Asian Paints, Ltd.	1,564	24,991
	Aurobindo Pharma, Ltd.	11,573	37,335
	Axis Bank, Ltd.	13,737	119,492
	Bajaj Hindusthan, Ltd.	26,733	31,023
	Bajaj Holdings and Investment, Ltd.	4,907	22,639
	Balrampur Chini Mills, Ltd.	21,074	25,388
	Bharat Forge, Ltd.	7,097	12,133
	Bharat Heavy Electricals, Ltd.	2,047	54,534
*	Bharti Airtel, Ltd.	5,321	68,281
	Bhushan Steel & Strips, Ltd.	3,077	17,848
	Biocon, Ltd.	8,934	18,394
	Britannia Industries, Ltd.	250	6,994
	Cadila Healthcare, Ltd.	5,484	27,545
*	Cairn India, Ltd.	18,573	61,662
*	Carnation Nutral Analogue Foods, Ltd.	1,462	2,207
	Century Textiles & Industries, Ltd.	2,887	9,733
	CESC, Ltd.	5,246	24,441
	Cipla, Ltd.	7,837	30,537
*	Corporation Bank	9,596	35,331
	Cummins India, Ltd.	4,800	16,303
	Divi’s Laboratories, Ltd.	1,439	25,574
	DLF, Ltd.	8,054	28,682
	Dr. Reddy’s Laboratories, Ltd. ADR	11,410	103,260
	EIH, Ltd.	13,193	26,131
*	Essar Oil, Ltd.	19,984	29,815
	Exide Industries, Ltd.	31,311	25,753
	Federal Bank, Ltd.	19,315	54,426
	Financial Technologies (India), Ltd.	5,078	48,966
	GAIL India, Ltd.	7,606	30,052
*	Glenmark Pharmaceuticals, Ltd.	6,078	16,855
*	GMR Infrastructure, Ltd.	29,244	43,260
*	Grasim Industries, Ltd.	5,183	124,831
	Great Eastern Shipping Co., Ltd.	13,008	44,861
	Great Offshore, Ltd.	5,975	29,050
	GTL, Ltd.	10,152	45,760

27

	HCL Infosystems, Ltd.	22,200	39,924
	HCL Technologies, Ltd.	17,304	40,433
	HDFC Bank, Ltd.	3,249	60,306
	HDFC Bank, Ltd. ADR	400	23,064
	Hero Honda Motors, Ltd. Series B	2,207	39,362
	Hindustan Unilever, Ltd.	7,107	37,565
*	ICICI Bank, Ltd.	9,160	76,092
	ICICI Bank, Ltd. Sponsored ADR	13,043	214,949
	IDBI Bank, Ltd.	42,786	49,254
*	Idea Cellular, Ltd.	20,651	19,579
	India Cements, Ltd.	31,135	63,960
	Indiabulls Financial Services, Ltd.	18,260	40,662
	Indian Hotels Co., Ltd.	57,658	46,768
*	Indian Overseas Bank	27,161	33,318
	IndusInd Bank, Ltd.	51,899	34,707
	Infosys Technologies, Ltd.	4,002	105,025
	Infrastructure Development Finance Co., Ltd.	92,073	106,912
	ITC, Ltd.	9,705	35,363
	IVRCL Infrastructures & Projects, Ltd.	16,971	37,262
	Jain Irrigation Systems, Ltd.	5,900	39,966
	Jaiprakash Associates, Ltd.	59,560	90,883
*	Jet Airways (India), Ltd.	3,135	11,304
	Jindal Saw, Ltd.	5,313	20,541
	Jindal Steel & Power, Ltd.	1,263	26,385
	JSW Steel, Ltd.	15,143	64,193
	Jubilant Organosys, Ltd.	5,040	12,227
	Karnataka Bank, Ltd.	18,000	25,937
*	Kotak Mahindra Bank, Ltd.	7,964	45,483
*	KS Oils, Ltd.	47,190	40,638
*	Lanco Infratech, Ltd.	13,852	31,737
	Larsen & Toubro, Ltd.	3,980	55,355
	LIC Housing Finance, Ltd.	8,455	38,153
	Lupin, Ltd.	2,460	28,389
	Madras Cements, Ltd.	15,000	19,734
*	Mahindra & Mahindra Financial Services, Ltd.	7,688	30,221
	Mahindra & Mahindra, Ltd.	21,500	130,131
	Mangalore Refinery & Petrochemicals, Ltd.	28,382	21,133
	Maruti Suzuki India, Ltd.	5,785	66,594
*	MAX India, Ltd.	8,840	20,366
	Motor Industries Co., Ltd.	584	36,509
	Mphasis, Ltd.	7,290	21,975
	Nagarjuna Construction Co., Ltd.	31,522	32,712
*	Oracle Financial Services	2,009	24,673
*	Oriental Bank of Commerce	9,651	28,233
	Pantaloon Retail India, Ltd.	8,932	29,193
*	Patni Computer Systems, Ltd. ADR	3,800	21,090
	Petronet LNG, Ltd.	34,000	25,343
	Piramal Healthcare, Ltd.	5,363	23,039
	PTC India, Ltd.	36,592	49,697
*	Punj Lloyd, Ltd.	14,527	27,641
	Ranbaxy Laboratories, Ltd.	5,919	25,865
	Reliance Capital, Ltd.	7,095	59,970

28

	Reliance Communications, Ltd.	28,225	96,799
	Reliance Energy, Ltd.	1,686	19,701
	Reliance Industries, Ltd.	15,321	409,166
*	Reliance Natural Resources, Ltd.	24,709	25,622
*	Reliance Petroleum, Ltd.	13,091	22,886
	Rolta India, Ltd.	21,070	39,380
	Sesa Goa, Ltd.	34,032	58,125
	Shriram Transport Finance Co., Ltd.	5,674	21,358
	Siemens India, Ltd.	8,842	36,932
*	State Bank of India	2,175	50,550
	Sterling Biotech, Ltd.	11,381	36,882
	Sterlite Industries (India), Ltd. ADR	2,900	15,515
	Sterlite Industries (India), Ltd. Series A	8,711	48,244
	Sun Pharmaceuticals Industries, Ltd.	1,419	30,814
*	Sun TV Network, Ltd.	7,669	25,517
	Suzlon Energy, Ltd.	42,169	40,114
	Syndicate Bank	33,071	40,946
	Tata Chemicals, Ltd.	4,649	14,440
	Tata Communications, Ltd. ADR	2,000	35,980
	Tata Consultancy Services, Ltd.	2,083	21,544
	Tata Motors, Ltd.	27,150	81,669
	Tata Motors, Ltd. Sponsored ADR	2,000	8,080
	Tata Power Co., Ltd.	1,615	24,792
	Tata Steel, Ltd.	17,338	64,576
	Tata Tea, Ltd.	5,453	66,941
*	Tata Teleservices Maharashtra, Ltd.	77,345	35,349
	Tech Mahindra, Ltd.	3,035	14,539
*	Union Bank of India, Ltd.	13,224	39,412
	United Phosphorus, Ltd.	26,764	50,502
	United Spirits, Ltd.	1,255	15,022
	Voltas, Ltd.	27,567	23,892
	Welspun-Gujarat Stahl Rohren, Ltd.	15,250	21,702
	Wipro, Ltd.	4,113	19,186
	Zee Entertainment Enterprises, Ltd.	20,176	44,823

TOTAL — INDIA			5,639,351

INDONESIA — (0.2%)
COMMON STOCKS — (0.2%)
	PT Aneka Tambang Tbk	255,500	24,272
	PT Astra Agro Lestari Tbk	39,000	36,613
	PT Astra International Tbk	96,500	108,490
*	PT Bakrie & Brothers Tbk	124,000	545
*	PT Bakrieland Development Tbk	957,500	4,964
	PT Bank Central Asia Tbk	256,000	60,758
	PT Bank Danamon Indonesia Tbk	222,000	43,485
	PT Bank Mandiri Persero Tbk	160,500	25,104
*	PT Bank Pan Indonesia Tbk	454,500	20,764
	PT Bank Rakyat Indonesia Tbk	87,500	34,247
	PT Berlian Laju Tanker Tbk	193,000	7,944
	PT Bumi Resources Tbk	114,000	4,957
*	PT Energi Mega Persada Tbk	366,500	2,170

29

*	PT Global Mediacom Tbk	250,000	3,669
	PT Gudang Garam Tbk	53,500	25,171
*	PT Holcim Indonesia Tbk	325,000	16,290
	PT Indocement Tunggal Prakarsa Tbk	66,000	25,760
	PT Indofood Sukses Makmur Tbk	702,000	59,388
	PT Indosat Tbk ADR	200	4,774
	PT International Nickel Indonesia Tbk	266,500	56,641
	PT Kalbe Farma Tbk	426,000	17,138
*	PT Lippo Karawaci Tbk	771,000	56,128
	PT Matahari Putra Prima Tbk	520,000	25,470
*	PT Medco Energi International Tbk	325,000	47,749
	PT Telekomunikasi Indonesia Tbk	7,000	3,841
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,000	43,820
	PT Timah Tbk	380,500	35,576
	PT Unilever Indonesia Tbk	34,000	23,422
	PT United Tractors Tbk	186,500	81,504

TOTAL — INDONESIA			900,654

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
*	Aer Lingus Group P.L.C.	17,870	23,012
	Allied Irish Banks P.L.C. Sponsored ADR	3,300	9,042
*	Anglo Irish Bank Corp. P.L.C.	114,377	31,779
*	Bank of Ireland P.L.C.	103,216	79,153
	Bank of Ireland P.L.C. Sponsored ADR	2,000	6,000
	C&C Group P.L.C.	25,440	25,398
	CRH P.L.C.	26,314	618,064
	CRH P.L.C. Sponsored ADR	4,300	102,125
	DCC P.L.C.	8,795	130,308
*	Dragon Oil P.L.C.	25,939	58,541
*	Elan Corp. P.L.C.	9,558	68,829
*	Elan Corp. P.L.C. Sponsored ADR	37,910	274,089
	FBD Holdings P.L.C.	2,743	28,038
	Glanbia P.L.C.	707	2,401
	Grafton Group P.L.C.	12,038	24,241
*	Greencore Group P.L.C.	9,367	9,809
	Independent News & Media P.L.C.	5,872	2,027
*	Irish Continental Group P.L.C.	203	4,293
	Irish Life & Permanent P.L.C.	35,951	75,479
*	Kenmare Resources P.L.C.	7,500	982
	Kerry Group P.L.C.	11,288	211,385
	Kingspan Group P.L.C.	16,868	57,718
	Paddy Power P.L.C.	1,476	20,500
	Smurfit Kappa Group P.L.C.	19,760	44,824
	United Drug P.L.C.	26,756	79,441

TOTAL — IRELAND			1,987,478

ISRAEL — (0.5%)
COMMON STOCKS — (0.5%)
	Africa-Israel Investments, Ltd.	3,860	28,345

30

*	Alvarion, Ltd.	4,944	16,661
*	Bank Hapoalim B.M.	68,424	123,227
	Bank Leumi Le-Israel	40,823	74,352
	Bezeq Israeli Telecommunication Corp., Ltd.	6,282	9,288
	Clal Industries, Ltd.	10,044	20,987
	Clal Insurance Enterprise Holdings, Ltd.	2,034	11,894
	Delek Automotive Systems, Ltd.	7,070	38,493
	Delek Drilling LP, Ltd.	80,853	58,954
	Discount Investment Corp.	216	1,883
	Elbit Systems, Ltd. (6308913)	96	4,252
	Elbit Systems, Ltd. (M37600101)	900	40,104
*	First International Bank of Israel, Ltd.	6,100	37,384
	Frutarom	5,610	40,753
*	Harel Insurance Investments & Finances, Ltd.	2,057	45,412
*	Hot-Cable Systems Media, Ltd.	7,045	43,446
	Israel Chemicals, Ltd.	6,240	42,438
	Israel Discount Bank Series A	19,793	15,113
	Ituran Location & Control, Ltd.	5,755	47,497
*	Koor Industries, Ltd.	721	6,939
	Makhteshim-Agan Industries, Ltd.	18,765	58,640
	Migdal Insurance Holdings, Ltd.	58,646	47,811
*	NICE Systems, Ltd. Sponsored ADR	8,640	165,802
	Oil Refineries, Ltd.	178,646	42,419
	Ormat Industries, Ltd.	8,353	60,887
	Osem Investment, Ltd.	3,323	33,842
	Partner Communications Co., Ltd. ADR	1,600	24,720
	Paz Oil Co., Ltd.	608	54,390
*	Retalix, Ltd.	3,337	18,657
	Strauss Group, Ltd.	4,340	35,930
	Super-Sol, Ltd. Series B	17,098	53,618
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	14,970	620,506
	United Mizrahi Bank, Ltd.	15,377	70,988

TOTAL — ISRAEL			1,995,632

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
	A2A SpA	77,801	135,086
	ACEA SpA	8,786	105,461
	Acegas-APS SpA	5,746	33,554
	Alleanza Assicurazioni SpA	22,423	152,094
	Amplifon SpA	34,754	37,949
*	Ansaldo STS SpA	2,693	32,644
	Assicurazioni Generali SpA	9,660	200,974
	Astaldi SpA	4,627	20,976
	Atlantia SpA	5,072	74,105
	Autogrill SpA	8,470	49,656
	Azimut Holding SpA	10,365	53,091
*	Banca Carige SpA	95,637	221,022
	Banca Generali SpA	10,206	35,799
	Banca Intermobiliare SpA	6,306	21,544
*	Banca Italease SpA	5,596	13,664

31

	Banca Monte Dei Paschi di Siena SpA	171,050	245,305
	Banca Piccolo Credito Valtellinese Scarl SpA	27,998	257,247
	Banca Popolare dell’Etruria e del Lazio Scarl	4,252	21,815
	Banca Popolare di Milano Scarl	54,263	276,898
	Banco di Desio e della Brianza SpA	4,095	23,944
	Banco Popolare Scarl	79,977	456,136
	Benetton Group SpA	9,444	68,863
	Brembo SpA	4,107	17,776
	Bulgari SpA	17,144	70,843
	Buzzi Unicem SpA	10,407	129,629
	C.I.R. SpA - Compagnie Industriali Riunite	54,679	54,665
	Caltagirone Editore SpA	4,600	12,098
	Cementir SpA	1,653	4,619
	Credito Artigiano SpA	18,471	47,199
	Credito Bergamasco SpA	1,348	37,192
	Credito Emiliano SpA	12,577	55,866
	Danieli & Co. SpA	1,730	15,815
	Davide Campari - Milano SpA	18,053	102,124
*	DiaSorin SpA	2,217	40,156
*	Digital Multimedia Technologies SpA	2,344	26,826
	Enel SpA	53,386	299,450
	Eni SpA	19,948	421,923
	Eni SpA Sponsored ADR	6,880	291,643
	ERG SpA	8,111	96,403
	Esprinet SpA	7,586	37,135
*	Eurotech SpA	11,463	32,417
*	Fastweb SpA	1,492	36,997
	Fiat SpA	19,278	93,862
	Finmeccanica SpA	11,997	187,662
	Fondiaria - Sai SpA	9,809	153,008
*	Gemina SpA	86,140	42,057
	Geox SpA	5,423	30,042
	Gewiss SpA	10,473	35,438
*	Gruppo Coin SpA	6,187	14,723
	Hera SpA	62,720	114,131
	Immsi SpA	33,361	29,431
*	Impregilo SpA	25,731	65,300
	Indesit Co. SpA	2,959	11,211
	Interpump Group SpA	7,347	30,020
	Intesa Sanpaolo SpA	129,677	408,683
	Intesa Sanpaolo SpA Sponsored ADR	200	3,780
	Iride SpA	16,801	17,986
	Italcementi SpA	12,971	121,179
	Italmobiliare SpA	1,543	54,191
	Lottomatica SpA	5,293	97,648
	Luxottica Group SpA	1,046	14,782
	Luxottica Group SpA Sponsored ADR	2,300	32,706
	Mediaset SpA	31,475	153,232
	Mediobanca SpA	31,311	284,051
	Mediolanum SpA	8,499	32,882
	Milano Assicurazioni SpA	33,627	91,398
	Mondadori (Arnoldo) Editore SpA	13,802	59,794

32

	Parmalat SpA	239,349	385,582
*	Piaggio & C SpA	18,418	25,334
	Pirelli & C.Real Estate SpA	1,742	9,270
	Pirelli & Co. SpA	350,616	100,312
	Premafin Finanziaria SpA	13,262	23,569
*	Prysmian SpA	7,222	91,181
	Recordati SpA	5,186	26,171
	Safilo Group SpA	28,832	25,828
	Saipem SpA	1,757	26,771
	Saras SpA	28,397	93,391
*	Snai SpA	15,775	41,248
	Snam Rete Gas SpA	22,307	116,206
	Societa Iniziative Autostradali e Servizi SpA	6,224	34,600
	Societe Cattolica di Assicurazoni Scrl SpA	5,266	161,377
	Sol SpA	11,034	40,147
*	Sorin SpA	26,362	15,879
*	Telecom Italia Media SpA	351,766	35,992
	Telecom Italia SpA Sponsored ADR	40,196	496,421
	Terna SpA	62,234	189,067
	Tod’s SpA	719	24,418
	UniCredito Italiano SpA	228,020	401,208
	Unione di Banche Italiane ScpA	51,939	646,367
	Unipol Gruppo Finanziario SpA	88,492	132,045
	Vittoria Assicurazioni SpA	3,672	19,226

TOTAL — ITALY			9,709,410

JAPAN — (20.8%)
COMMON STOCKS — (20.8%)
	Achilles Corp.	26,000	35,081
	Adeka Corp.	11,700	77,619
	Aderans Holdings Co., Ltd.	2,600	20,571
	Advantest Corp. ADR	3,900	52,572
	AEON Co., Ltd.	21,500	172,651
	Aeon Delight Co., Ltd.	1,500	32,684
	Aeon Fantasy Co., Ltd.	4,600	41,051
	Aica Kogyo Co., Ltd.	4,500	44,061
	Aichi Machine Industry Co., Ltd.	19,000	34,369
#	Aichi Steel Corp.	9,000	25,584
	Aida Engineering, Ltd.	11,900	35,040
	Aioi Insurance Co., Ltd.	30,000	146,599
	Aiphone Co., Ltd.	2,500	45,147
	Air Water, Inc.	6,000	48,454
	Aisin Seiki Co., Ltd.	15,700	211,159
	Ajinomoto Co., Inc.	19,000	163,627
#	Akebono Brake Industry Co., Ltd.	7,100	28,717
	Alfresa Holdings Corp.	3,200	135,787
	All Nippon Airways Co., Ltd.	11,000	41,290
	Aloka Co., Ltd.	4,600	37,865
	Alpine Electronics, Inc.	3,800	26,839
	Alps Electric Co., Ltd.	24,200	101,598
	Alps Logistics Co., Ltd.	2,200	23,254

33

	Amada Co., Ltd.	46,000	219,837
#	Amano Corp.	10,400	76,979
	Anritsu Corp.	21,000	45,826
	AOC Holdings, Inc.	3,200	17,017
	AOKI Holdings, Inc.	4,000	44,728
	Aoyama Trading Co., Ltd.	9,100	133,153
*	Aozora Bank, Ltd.	101,000	112,793
	Arakawa Chemical Industries, Ltd.	3,900	36,142
	Ariake Japan Co., Ltd.	1,700	30,524
	Asahi Breweries, Ltd.	2,400	37,045
	Asahi Diamond Industrial Co., Ltd.	6,000	30,512
	Asahi Glass Co., Ltd.	52,000	271,562
	Asahi Kasei Corp.	72,000	294,534
	Asahi Organic Chemicals Industry Co., Ltd.	15,000	47,158
	Asahi Pretec Corp.	3,100	33,388
	Asatsu-DK, Inc.	3,500	69,688
	Asics Corp.	5,000	37,216
	ASKA Pharmaceutical Co., Ltd.	6,000	54,388
	Astellas Pharma, Inc.	2,800	106,015
	Atsugi Co., Ltd.	29,000	44,041
	Autobacs Seven Co., Ltd.	5,300	142,055
	Avex Group Holdings, Inc.	4,700	48,158
	Bando Chemical Industries, Ltd.	16,000	37,348
#	Bank of the Ryukyus, Ltd.	4,600	42,863
	Bank of Yokohama, Ltd.	47,000	240,061
	Benesse Corp.	1,200	51,235
	Best Denki Co., Ltd.	13,000	41,727
	Bridgestone Corp.	6,800	86,441
	Brother Industries, Ltd.	33,600	217,335
	Bunka Shutter Co., Ltd.	10,000	41,345
	Calsonic Kansei Corp.	28,000	29,488
	Canon Electronics, Inc.	2,800	32,918
	Canon Marketing Japan, Inc.	8,400	123,587
	Canon, Inc. Sponsored ADR	5,260	141,810
	Capcom Co., Ltd.	1,600	28,582
	Casio Computer Co., Ltd.	29,700	233,269
	Cawachi, Ltd.	1,800	30,960
	Central Glass Co., Ltd.	24,000	87,533
	Central Japan Railway Co.	11	78,452
#	Century Leasing System, Inc.	4,600	40,557
	Chiyoda Co., Ltd.	2,300	39,273
	Chiyoda Corp.	18,000	89,559
	Chofu Seisakusho Co., Ltd.	3,300	72,474
	Chubu Electric Power Co., Ltd.	5,600	158,894
	Chudenko Corp.	3,900	67,688
	Chuetsu Pulp and Paper Co., Ltd.	20,000	47,475
	Chugai Pharmaceutical Co., Ltd.	2,500	48,223
	Chugai Ro Co., Ltd.	14,000	38,521
	Chugoku Marine Paints, Ltd.	5,000	29,547
	Chuo Mitsui Trust Holdings, Inc.	61,000	239,951
	Chuo Spring Co., Ltd.	4,000	11,598
#	Circle K Sunkus Co., Ltd.	2,700	47,068

34

	Citizen Holdings Co., Ltd.	37,900	154,296
	CKD Corp.	11,200	41,316
	CMK Corp.	11,500	36,992
	Coca-Cola Central Japan Co., Ltd.	3,500	52,442
	Coca-Cola West Co., Ltd.	6,900	142,057
	Commuture Corp.	4,000	25,960
	Comsys Holdings Corp.	16,000	134,888
	Corona Corp.	2,600	26,386
	Cosel Co., Ltd.	4,000	34,831
	Cosmo Oil Co., Ltd.	79,000	210,132
#	Credit Saison Co., Ltd.	20,000	196,192
	CSK Holdings Corp.	7,500	31,120
#	Culture Convenience Club Co., Ltd.	4,600	42,872
	Dai Nippon Printing Co., Ltd.	38,000	370,986
	Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	53,371
	Daicel Chemical Industries, Ltd.	40,000	175,816
	Dai-Dan Co., Ltd.	9,000	40,939
	Daido Steel Co., Ltd.	49,000	133,848
#	Daidoh, Ltd.	4,000	29,994
	Daifuku Co., Ltd.	11,500	58,528
	Daihatsu Motor Co., Ltd.	8,000	67,449
	Daihen Corp.	9,000	35,332
#	Daiichi Chuo Kisen Kaisha	24,000	56,720
	Daiichi Sankyo Co., Ltd.	4,600	103,288
	Daiken Corp.	20,000	40,516
	Daikin Industries, Ltd.	2,700	61,902
	Daikyo, Inc.	36,000	23,121
	Daimei Telecom Engineering Corp.	4,000	33,799
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	15,000	40,229
	Dainippon Screen Manufacturing Co., Ltd.	8,000	14,060
	Daio Paper Corp.	7,000	72,799
	Daiseki Co., Ltd.	1,800	27,560
	Daito Trust Construction Co., Ltd.	1,700	73,168
	Daiwa House Industry Co., Ltd.	27,000	241,585
	Daiwa Securities Co., Ltd.	50,000	276,110
	Daiwabo Co., Ltd.	14,000	46,931
	DCM Japan Holdings Co., Ltd.	11,400	66,965
	Denki Kagaku Kogyo Kabushiki Kaisha	59,000	123,015
	Denki Kogyo Co., Ltd.	7,000	41,489
	Denso Corp.	18,800	340,630
#	Dentsu, Inc.	11,300	194,185
	Denyo Co., Ltd.	5,400	41,124
	DIC Corp.	74,000	119,660
#	Disco Corp.	2,700	65,579
#	Don Quijote Co., Ltd.	2,200	34,752
	Doshisha Co., Ltd.	3,000	39,933
	Dowa Holdings Co., Ltd.	24,000	76,089
	DTS Corp.	3,900	31,869
	DyDo Drinco, Inc.	1,600	45,902
	eAccess, Ltd.	64	43,400
	East Japan Railway Co.	2,200	149,179
#	Ebara Corp.	53,000	96,060

35

	Edion Corp.	6,200	28,785
	Eisai Co., Ltd.	2,100	76,707
	Eizo Nanao Corp.	2,100	38,050
	Electric Power Development Co., Ltd.	3,000	115,876
* #	Elpida Memory, Inc.	4,900	34,526
	Enplas Corp.	1,300	13,674
#	Epson Toyocom Corp.	21,000	38,071
	ESPEC Corp.	5,900	32,526
	Exedy Corp.	2,200	25,126
#	Ezaki Glico Co., Ltd.	9,000	83,968
	FamilyMart Co., Ltd.	1,400	51,133
#	Fancl Corp.	2,900	37,746
	Fanuc, Ltd.	1,300	77,042
	Fast Retailing Co., Ltd.	200	25,221
*	FDK Corp.	21,000	38,620
	Foster Electric Co., Ltd.	4,700	30,077
	France Bed Holdings Co., Ltd.	27,000	41,252
	Fuji Co., Ltd.	2,400	45,936
	Fuji Electric Holdings Co., Ltd.	64,000	76,271
	Fuji Heavy Industries, Ltd.	76,000	219,029
	Fuji Oil Co., Ltd.	4,400	54,371
#	Fuji Soft, Inc.	2,500	44,892
	Fujicco Co., Ltd.	4,000	48,806
	FUJIFILM Holdings Corp.	17,900	391,353
	Fujikura, Ltd.	53,000	144,973
	Fujitec Co., Ltd.	8,000	27,312
	Fujitsu Business Systems, Ltd.	3,000	44,586
	Fujitsu Frontech, Ltd.	5,600	49,144
	Fujitsu, Ltd.	30,000	134,858
	Fukuoka Financial Group, Inc.	56,000	187,832
	Fukuyama Transporting Co., Ltd.	22,000	100,611
	Funai Electric Co., Ltd.	2,700	64,392
	Furukawa Co., Ltd.	19,000	16,766
	Furukawa Electric Co., Ltd.	33,000	114,019
*	Furukawa-Sky Aluminum Corp.	18,000	33,144
	Fuso Pharmaceutical Industries, Ltd.	13,000	39,078
	Futaba Corp.	2,500	34,318
	Futaba Industrial Co., Ltd.	2,400	6,197
	Fuyo General Lease Co., Ltd.	1,300	20,337
	GEO Co., Ltd.	57	39,518
	Glory, Ltd.	9,000	154,585
* #	GMO Internet, Inc.	7,900	34,821
	Godo Steel, Ltd.	13,000	37,403
	Goldcrest Co., Ltd.	3,510	83,667
#	GS Yuasa Corp.	18,000	96,437
	Gunze, Ltd.	29,000	101,494
#	H2O Retailing Corp.	19,000	137,737
	Hakuhodo Dy Holdings, Inc.	2,630	117,574
	Hakuto Co., Ltd.	5,400	39,217
	Hamamatsu Photonics K.K.	4,200	70,862
	Hankyu Hanshin Holdings, Inc.	21,000	114,984
	Hanwa Co., Ltd.	25,000	73,753

36

	Happinet Corp.	2,500	37,877
	Harashin Narus Holdings Co., Ltd.	900	10,067
	Haseko Corp.	21,000	19,510
	Heiwa Corp.	3,000	28,108
	Heiwa Real Estate Co., Ltd.	14,500	33,048
	Heiwado Co., Ltd.	5,400	84,556
	Hibiya Engineering, Ltd.	6,000	45,810
	Higashi-Nippon Bank, Ltd.	18,000	51,855
	Hikari Tsushin, Inc.	4,000	70,960
	Hino Motors, Ltd.	29,000	51,025
#	Hirose Electric Co., Ltd.	600	56,680
	HIS Co., Ltd.	2,400	46,272
	Hisamitsu Pharmaceutical Co., Inc.	1,000	37,123
	Hitachi Cable, Ltd.	33,000	59,783
	Hitachi Chemical Co., Ltd.	14,800	161,214
#	Hitachi Construction Machinery Co., Ltd.	10,900	106,838
	Hitachi High-Technologies Corp.	10,000	149,548
	Hitachi Information Systems, Ltd.	1,800	34,747
#	Hitachi Koki Co., Ltd.	9,000	85,289
#	Hitachi Kokusai Electric, Inc.	10,000	57,442
	Hitachi Maxell, Ltd.	8,700	71,506
	Hitachi Medical Corp.	6,000	59,652
	Hitachi Metals, Ltd.	22,000	113,358
* #	Hitachi Plant Technologies, Ltd.	12,000	44,019
	Hitachi Software Engineering Co., Ltd.	5,100	71,826
	Hitachi Transport System, Ltd.	3,900	48,288
* #	Hitachi Zosen Corp.	82,000	77,595
	Hitachi, Ltd. Sponsored ADR	14,780	445,765
	Hogy Medical Co., Ltd.	600	35,924
	Hokkaido Electric Power Co., Inc.	2,900	70,161
	Hokkaido Gas Co., Ltd.	7,000	20,299
	Hokkan Holdings, Ltd.	15,000	38,314
	Hokuetsu Paper Mills, Ltd.	17,000	83,706
	Hokuhoku Financial Group, Inc.	70,000	138,616
	Hokuriku Electric Power Co., Inc.	3,800	108,559
	Honda Motor Co., Ltd.	300	6,895
	Honda Motor Co., Ltd. Sponsored ADR	42,900	972,114
	Horiba, Ltd.	1,500	23,628
	Hosiden Corp.	7,900	92,287
	House Foods Corp.	5,600	93,072
	Hoya Corp.	5,800	103,426
	Ibiden Co., Ltd.	11,000	222,555
	IBJ Leasing Co., Ltd.	2,000	27,059
#	Ichiyoshi Securities Co., Ltd.	4,100	23,486
	Icom, Inc.	2,100	45,512
	Idec Corp.	4,000	37,059
	Idemitsu Kosan Co., Ltd.	2,600	169,667
	IHI Corp.	163,000	189,302
	Iino Kaiun Kaisha, Ltd.	4,700	29,328
	Imperial Hotel, Ltd.	550	11,302
	Inaba Denki Sangyo Co., Ltd.	1,400	33,226
	Inaba Seisakusho Co., Ltd.	3,700	40,615

37

	Inabata and Co., Ltd.	12,900	43,015
	Inageya Co., Ltd.	2,000	19,733
	Ines Corp.	8,100	42,027
	INPEX Corp.	8	57,413
* #	Iseki & Co., Ltd.	18,000	53,878
*	Isetan Mitsukoshi Holdings, Ltd.	29,200	209,775
*	Ishihara Sangyo Kaisha, Ltd.	22,000	17,317
	Isuzu Motors, Ltd.	135,000	156,711
#	ITO EN, Ltd.	1,700	23,650
	Itochu Corp.	95,000	461,813
	Itochu Enex Co., Ltd.	9,100	64,233
	Itochu Techno-Solutions Corp.	1,900	42,305
	Itochu-Shokuhin Co., Ltd.	300	11,457
	Itoham Foods, Inc.	21,000	70,950
#	IWATANI Corp.	11,000	26,502
	Izumi Co., Ltd.	2,800	40,809
	Izumiya Co., Ltd.	7,000	44,000
	J Front Retailing Co., Ltd.	61,000	219,451
*	Japan Airlines System Corp.	18,000	38,833
	Japan Airport Terminal Co., Ltd.	9,100	102,206
	Japan Aviation Electronics Industry, Ltd.	5,000	19,305
	Japan Cash Machine Co., Ltd.	4,900	49,414
	Japan Digital Laboratory Co., Ltd.	4,100	42,854
	Japan Petroleum Exploration Co., Ltd.	1,900	87,618
	Japan Pulp & Paper Co., Ltd.	13,000	41,154
	Japan Tobacco, Inc.	37	106,382
	Japan Transcity Corp.	6,000	19,257
	Japan Vilene Co., Ltd.	10,000	47,586
	Jeol, Ltd.	3,000	8,065
	JFE Holdings, Inc.	5,100	126,746
	JFE Shoji Holdings, Inc.	24,000	71,391
	JGC Corp.	2,000	28,258
	J-Oil Mills, Inc.	9,000	31,155
	Joshin Denki Co., Ltd.	5,000	39,814
	JS Group Corp.	19,600	261,291
	JSP Corp.	6,600	38,791
	JSR Corp.	17,400	211,548
	JTEKT Corp.	21,900	135,357
	Juki Corp.	31,000	28,836
	Juroku Bank, Ltd.	43,000	196,567
*	JVC Kenwood Holdings, Inc.	36,000	14,426
	Kadokawa Holdings, Inc.	1,400	24,953
	Kaga Electronics Co., Ltd.	3,900	41,582
#	Kagome Co., Ltd.	2,800	43,587
	Kajima Corp.	51,000	134,513
#	Kakaku.com, Inc.	11	42,674
	Kaken Pharmaceutical Co., Ltd.	5,000	54,907
	Kamei Corp.	7,000	34,068
	Kamigumi Co., Ltd.	26,000	206,003
	Kanagawa Chuo Kotsu Co., Ltd.	7,000	39,910
	Kandenko Co., Ltd.	13,000	96,406
	Kaneka Corp.	37,000	197,853

38

*	Kanematsu Corp.	23,000	22,850
	Kanematsu Electronics, Ltd.	2,400	18,435
	Kansai Electric Power Co., Inc.	6,400	175,412
	Kansai Paint Co., Ltd.	26,000	131,205
	Kanto Auto Works, Ltd.	6,300	58,549
#	Kanto Denka Kogyo Co., Ltd.	12,000	47,921
	Kanto Natural Gas Development Co., Ltd.	6,000	37,665
	Kao Corp.	3,000	72,862
	Kasumi Co., Ltd.	8,000	38,172
	Katakura Industries Co., Ltd.	4,000	36,771
	Kato Sangyo Co., Ltd.	3,600	54,708
	Kato Works Co., Ltd.	15,000	31,143
#	Kawasaki Heavy Industries, Ltd.	58,000	105,453
	Kawasaki Kisen Kaisha, Ltd.	54,000	196,760
	Kayaba Industry Co., Ltd.	21,000	30,909
	KDDI Corp.	28	174,828
*	Keihan Electric Railway Co., Ltd.	10,000	44,862
	Keihin Corp.	3,300	27,843
	Keihin Electric Express Railway Co., Ltd.	7,000	53,613
	Keio Corp.	10,000	53,150
	Keisei Electric Railway Co., Ltd.	16,000	86,071
	Keiyo Co., Ltd.	6,000	38,861
* #	Kenedix, Inc.	34	4,939
	Key Coffee, Inc.	2,800	45,733
	Keyence Corp.	200	36,376
	Kikkoman Corp.	11,000	105,411
	Kinden Corp.	20,000	176,549
#	Kintetsu Corp.	25,000	113,005
	Kintetsu World Express, Inc.	1,600	29,622
	Kirin Holdings Co., Ltd.	16,000	200,675
	Kisoji Co., Ltd.	2,100	41,548
	Kissei Pharmaceutical Co., Ltd.	2,000	51,499
	Kitz Corp.	11,000	33,805
	Kiyo Holdings, Inc.	73,000	99,246
	Koa Corp.	7,200	37,942
	Kobayashi Pharmaceutical Co., Ltd.	1,400	52,896
	Kobe Steel, Ltd.	195,000	291,190
#	Koei Co., Ltd.	4,000	38,315
	Kohnan Shoji Co., Ltd.	2,900	32,171
	Koito Manufacturing Co., Ltd.	18,000	93,125
	Kokuyo Co., Ltd.	11,200	78,099
	Komatsu Seiren Co., Ltd.	9,000	38,419
	Komatsu, Ltd.	8,900	91,881
	Komeri Co., Ltd.	3,600	65,550
	Komori Corp.	9,700	90,687
	Konami Corp. ADR	1,900	38,741
	Konica Minolta Holdings, Inc.	24,000	186,899
	Konishi Co., Ltd.	4,800	40,895
	Kose Corp.	1,800	39,339
	Kubota Corp. Sponsored ADR	4,000	108,320
	Kumiai Chemical Industry Co., Ltd.	14,000	44,928
	Kurabo Industries, Ltd.	16,000	25,283

39

	Kuraray Co., Ltd.	28,000	220,265
	Kureha Corp.	9,000	43,329
#	Kurita Water Industries, Ltd.	2,000	45,185
	Kuroda Electric Co., Ltd.	2,200	16,761
	K’s Holdings Corp.	2,400	36,978
	Kyocera Corp.	100	6,420
	Kyocera Corp. Sponsored ADR	5,000	318,050
	Kyodo Printing Co., Ltd.	17,000	39,134
	Kyorin Co., Ltd.	4,000	54,579
#	Kyoritsu Maintenance Co., Ltd.	2,400	44,864
	Kyosan Electric Manufacturing Co., Ltd.	11,000	39,117
	Kyowa Exeo Corp.	10,000	95,768
	Kyowa Hakko Kirin Co., Ltd.	15,000	135,412
	Kyudenko Corp.	8,000	62,756
	Kyushu Electric Power Co., Inc.	3,100	81,051
	Lawson, Inc.	200	9,884
	Leopalace21 Corp.	12,600	106,317
	Life Corp.	1,300	23,545
	Lintec Corp.	6,700	83,959
#	Lion Corp.	10,000	56,649
	Mabuchi Motor Co., Ltd.	3,700	138,836
	Macnica, Inc.	2,900	38,733
	Maeda Corp.	22,000	75,529
	Maeda Road Construction Co., Ltd.	11,000	103,398
	Maezawa Kyuso Industries Co., Ltd.	2,600	40,686
	Makino Milling Machine Co., Ltd.	12,000	27,467
	Makita Corp.	4,500	81,841
	Makita Corp. Sponsored ADR	5,012	90,366
	Mandom Corp.	1,300	32,388
	Marubeni Corp.	115,000	409,284
	Marudai Food Co., Ltd.	17,000	46,718
	Maruha Nichiro Holdings, Inc.	53,000	84,315
	Marui Group Co., Ltd.	40,600	209,859
	Maruichi Steel Tube, Ltd.	1,900	44,692
	Marusan Securities Co., Ltd.	6,100	31,882
	Maruzen Showa Unyu Co., Ltd.	13,000	40,857
	Maspro Denkoh Corp.	4,400	42,668
	Matsui Securities Co., Ltd.	2,800	20,942
	Matsumotokiyoshi Holdings Co., Ltd.	300	5,907
#	Matsuya Co., Ltd.	2,000	30,991
	Matsuya Foods Co., Ltd.	3,000	43,088
	Max Co., Ltd.	2,000	19,638
	Maxvalu Tokai Co., Ltd.	1,600	23,285
	Mazda Motor Corp.	112,000	173,628
	Mediceo Paltac Holdings Co., Ltd.	10,600	117,789
#	Meidensha Corp.	13,000	35,223
	Meiji Dairies Corp.	11,000	51,638
#	Meiji Seika Kaisha, Ltd.	25,000	102,078
	Meitec Corp.	1,500	23,388
	Meito Sangyo Co., Ltd.	1,100	17,718
	Mercian Corp.	21,000	38,713
	Mikuni Coca-Cola Bottling Co., Ltd.	4,200	36,991

40

	Mimasu Semiconductor Industry Co., Ltd.	4,300	44,690
	Minebea Co., Ltd.	49,000	148,603
	Ministop Co., Ltd.	1,800	32,667
	Miraca Holdings, Inc.	2,600	55,533
	Misumi Group, Inc.	2,500	28,401
	Mito Securities Co., Ltd.	13,000	35,336
	Mitsubishi Chemical Holdings Corp.	96,500	395,503
	Mitsubishi Corp.	54,500	720,171
	Mitsubishi Electric Corp.	21,000	96,382
	Mitsubishi Estate Co., Ltd.	6,000	78,680
	Mitsubishi Gas Chemical Co., Inc.	46,000	182,725
	Mitsubishi Heavy Industries, Ltd.	88,000	332,519
	Mitsubishi Logistics Corp.	12,000	121,884
	Mitsubishi Materials Corp.	106,000	264,062
* #	Mitsubishi Motors Corp.	67,000	89,145
	Mitsubishi Paper Mills, Ltd.	29,000	48,898
	Mitsubishi Pencil Co., Ltd.	3,400	37,752
#	Mitsubishi Rayon Co., Ltd.	74,000	177,362
	Mitsubishi Steel Manufacturing Co., Ltd.	9,000	20,478
	Mitsubishi Tanabe Pharma Corp.	5,000	73,973
	Mitsubishi UFJ Financial Group, Inc. ADR	111,274	612,007
	Mitsuboshi Belting, Ltd.	7,000	34,515
	Mitsui & Co., Ltd.	15,000	156,529
	Mitsui & Co., Ltd. Sponsored ADR	2,651	556,737
	Mitsui Chemicals, Inc.	77,000	221,338
	Mitsui Engineering and Shipbuilding Co., Ltd.	83,000	126,773
	Mitsui Fudosan Co., Ltd.	5,000	64,483
	Mitsui Home Co., Ltd.	9,000	50,584
	Mitsui Knowledge Industry Co., Ltd.	221	35,367
	Mitsui Mining and Smelting Co., Ltd.	77,000	138,399
	Mitsui O.S.K. Lines, Ltd.	53,000	302,699
	Mitsui Sugar Co., Ltd.	11,000	36,204
	Mitsui Sumitomo Insurance Group Holdings, Inc.	13,800	357,695
#	Mitsui-Soko Co., Ltd.	15,000	61,085
	Mitsumi Electric Co., Ltd.	8,500	110,427
	Mitsuuroko Co., Ltd.	3,800	24,574
	Miura Co., Ltd.	1,700	38,934
	Mizuho Financial Group, Inc.	206,000	509,905
	Mizuho Investors Securities Co., Ltd.	72,000	58,321
	Mizuho Trust & Banking Co., Ltd.	40,000	41,432
	Mizuno Corp.	7,000	32,703
	Mochida Pharmaceutical Co., Ltd.	4,000	47,863
	Modec, Inc.	1,300	25,036
	Monex Group, Inc.	50	15,223
	Mori Seiki Co., Ltd.	9,900	79,150
	Morinaga & Co., Ltd.	8,000	17,469
	Morinaga Milk Industry Co., Ltd.	26,000	89,588
	Morita Holdings Corp.	9,000	36,597
	MOS Food Services, Inc.	3,200	49,348
	Moshi Moshi Hotline, Inc.	2,100	45,928
	MR Max Corp.	8,300	35,590
	Murata Manufacturing Co., Ltd.	6,600	249,748

41

	Musashino Bank, Ltd.	3,900	134,148
	Nabtesco Corp.	17,000	103,828
	Nachi-Fujikoshi Corp.	10,000	16,622
	Nagase & Co., Ltd.	15,000	132,976
	Nagoya Railroad Co., Ltd.	24,000	73,600
	Nakayama Steel Works, Ltd.	11,000	25,593
	Namco Bandai Holdings, Inc.	20,500	204,890
*	Nankai Electric Railway Co., Ltd.	10,000	46,426
	NEC Corp.	117,000	311,953
*	NEC Electronics Corp.	5,400	37,408
	NEC Fielding, Ltd.	2,500	29,664
	NEC Mobiling, Ltd.	2,800	44,879
	NEC System Integration & Construction, Ltd.	1,200	12,910
	Net One Systems Co., Ltd.	26	45,647
	Neturen Co., Ltd.	4,600	30,089
	NGK Insulators, Ltd.	11,000	141,367
	NGK Spark Plug Co., Ltd.	21,000	161,440
	NHK Spring Co., Ltd.	27,000	97,477
	Nice Holdings, Inc.	16,000	28,407
	Nichias Corp.	18,000	47,619
	Nichicon Corp.	4,700	30,801
	Nichii Gakkan Co.	4,300	67,469
	Nichirei Corp.	24,000	92,668
	Nidec Corp.	700	33,473
	Nidec Corp. ADR	4,317	52,020
	Nidec Sankyo Corp.	6,000	22,426
	Nifco, Inc.	1,800	16,052
#	Nihon Dempa Kogyo Co., Ltd.	1,000	12,708
	Nihon Kohden Corp.	2,300	42,921
	Nihon Parkerizing Co., Ltd.	3,000	25,418
	Nihon Unisys, Ltd.	4,600	37,017
	Nikkiso Co., Ltd.	4,000	23,615
	Nikon Corp.	1,000	10,409
	Nintendo Co., Ltd.	600	186,009
	Nippo Corp.	7,000	54,291
	Nippon Beet Sugar Manufacturing Co., Ltd.	21,000	55,072
#	Nippon Carbon Co., Ltd.	14,000	32,081
	Nippon Chemical Industrial Co., Ltd.	16,000	35,454
	Nippon Chemi-Con Corp.	18,000	38,916
	Nippon Denko Co., Ltd.	3,000	13,844
	Nippon Densetsu Kogyo Co., Ltd.	7,000	84,021
	Nippon Electric Glass Co., Ltd.	38,000	250,807
	Nippon Express Co., Ltd.	59,000	211,182
	Nippon Flour Mills Co., Ltd.	10,000	49,729
	Nippon Gas Co., Ltd.	3,600	53,934
	Nippon Kayaku Co., Ltd.	25,000	113,028
	Nippon Konpo Unyu Soko Co., Ltd.	9,000	92,919
	Nippon Light Metal Co., Ltd.	32,000	25,914
	Nippon Meat Packers, Inc.	4,000	50,398
#	Nippon Metal Industry Co., Ltd.	12,000	14,693
	Nippon Mining Holdings, Inc.	83,478	303,607
	Nippon Mitsubishi Oil Corp.	77,000	334,590

42

	Nippon Paint Co., Ltd.	23,000	94,449
	Nippon Paper Group, Inc.	6,900	204,922
	Nippon Seiki Co., Ltd.	2,000	12,422
	Nippon Sheet Glass Co., Ltd.	69,000	168,825
	Nippon Shinyaku Co., Ltd.	7,000	80,388
	Nippon Shokubai Co., Ltd.	15,000	99,825
	Nippon Signal Co., Ltd.	8,500	52,108
	Nippon Soda Co., Ltd.	12,000	44,875
	Nippon Steel Corp.	46,000	135,069
	Nippon Suisan Kaisha, Ltd.	35,300	87,448
	Nippon Telegraph & Telephone Corp. ADR	9,340	224,814
	Nippon Thompson Co., Ltd.	6,000	24,524
	Nippon Valqua Industries, Ltd.	16,000	32,185
	Nippon Yakin Kogyo Co., Ltd.	15,000	38,191
	Nippon Yusen K.K.	58,000	271,756
	Nipponkoa Insurance Co., Ltd.	25,000	204,464
	Nipro Corp.	6,000	89,877
#	Nishimatsu Construction Co., Ltd.	20,000	20,282
	Nishimatsuya Chain Co., Ltd.	4,200	41,543
	Nishi-Nippon Bank, Ltd.	74,000	181,616
	Nishi-Nippon Railroad Co., Ltd.	15,000	61,307
	Nissan Chemical Industries, Ltd.	4,000	30,066
	Nissan Motor Co., Ltd.	87,500	263,601
	Nissan Shatai Co., Ltd.	14,000	88,864
	Nissay Dowa General Insurance Co., Ltd.	26,000	137,916
	Nissei Corp.	2,900	21,458
	Nissha Printing Co., Ltd.	1,100	27,762
	Nisshin Seifun Group, Inc.	3,500	38,040
	Nisshin Steel Co., Ltd.	110,000	183,777
	Nisshinbo Industries, Inc.	22,000	160,633
	Nissho Electronics Corp.	6,900	38,452
	Nissin Corp.	17,000	39,559
	Nissin Electric Co., Ltd.	13,000	57,747
	Nissin Foods Holdings Co., Ltd.	1,600	54,807
	Nissin Kogyo Co., Ltd.	2,300	18,501
	Nitori Co., Ltd.	400	28,231
	Nitta Corp.	1,600	20,705
	Nittetsu Mining Co., Ltd.	13,000	45,893
	Nitto Boseki Co., Ltd.	19,000	31,810
	Nitto Denko Corp.	13,000	241,143
	Nitto Electric Works, Ltd.	5,100	40,698
	Nitto Kohki Co., Ltd.	2,500	41,140
	NOF Corp.	25,000	110,697
	NOK Corp.	18,400	129,277
	Nomura Holdings, Inc.	29,900	193,659
	Nomura Holdings, Inc. ADR	24,100	154,963
#	Nomura Real Estate Holdings, Inc.	4,600	81,485
	Nomura Research Institute, Ltd.	1,800	32,625
	Noritake Co., Ltd.	10,000	31,722
	Noritsu Koki Co., Ltd.	5,600	39,072
	NS Solutions Corp.	3,400	40,555
	NSD Co., Ltd.	3,000	23,225

43

	NSK, Ltd.	54,000	173,330
	NTN Corp.	60,000	159,857
	NTT Data Corp.	13	41,528
	NTT DoCoMo, Inc.	42	73,166
	NTT DoCoMo, Inc. Sponsored ADR	7,000	120,540
	Obayashi Corp.	39,000	183,338
	Obic Co., Ltd.	240	37,269
	Odakyu Electric Railway Co., Ltd.	10,000	79,665
	Oiles Corp.	2,520	29,670
	Oji Paper Co., Ltd.	29,000	137,651
	Okabe Co., Ltd.	9,000	41,580
	Okamoto Industries, Inc.	13,000	45,726
	Okamura Corp.	6,000	33,604
	Okasan Securities Group, Inc.	22,000	88,680
* #	Oki Electric Industry Co., Ltd.	30,000	18,162
	Okinawa Electric Power Co., Ltd.	1,500	103,747
	OKUMA Corp.	15,000	49,013
	Okumura Corp.	15,000	64,239
	Okuwa Co., Ltd.	3,000	41,992
	Olympus Corp.	3,000	48,157
* #	OMC Card, Inc.	12,400	22,357
	Omron Corp.	13,400	158,702
	Ono Pharmaceutical Co., Ltd.	1,100	57,883
	Onoken Co., Ltd.	4,100	34,738
	Onward Holdings Co., Ltd.	17,000	115,337
	Oracle Corp. Japan	1,000	39,801
#	Organo Corp.	7,000	43,248
#	Oriental Land Co., Ltd.	800	60,825
	Osaka Gas Co., Ltd.	21,000	89,474
	Osaka Steel Co., Ltd.	3,300	47,208
#	Osaka Titanium Technologies Co., Ltd.	1,700	36,881
	OSG Corp.	6,400	38,859
	Otsuka Corp.	600	26,667
	Oyo Corp.	3,500	38,621
	Pacific Industrial Co., Ltd.	10,000	28,467
#	Pacific Metals Co., Ltd.	14,000	64,203
	PanaHome Corp.	15,000	88,581
	Panasonic Corp.	17,000	206,255
	Panasonic Corp. Sponsored ADR	64,414	771,680
	Panasonic Electric Works Co., Ltd.	19,000	149,276
	Paramount Bed Co., Ltd.	3,400	42,878
	Parco Co., Ltd.	6,800	61,996
	Paris Miki, Inc.	4,200	36,027
*	Penta-Ocean Construction Co., Ltd.	24,000	30,450
	Pigeon Corp.	1,400	35,059
	Piolax, Inc.	2,600	42,548
#	Pioneer Electronic Corp.	6,500	11,902
	Press Kogyo Co., Ltd.	9,000	11,654
*	Prima Meat Packers, Ltd.	14,000	23,326
	Q.P. Corp.	3,400	44,035
#	Rengo Co., Ltd.	16,000	109,831
#	Resona Holdings, Inc.	7,200	111,022

44

#	Resorttrust, Inc.	2,600	26,568
	Ricoh Co., Ltd.	28,000	341,703
	Ricoh Leasing Co., Ltd.	2,600	38,017
	Riken Corp.	9,000	18,420
#	Rinnai Corp.	1,400	54,679
	Rohm Co., Ltd.	6,500	322,825
	Rohto Pharmaceutical Co., Ltd.	4,000	49,486
	Roland Corp.	1,600	17,332
#	Round One Corp.	2,900	25,424
#	Royal Co., Ltd.	2,800	28,843
	Ryobi, Ltd.	11,000	19,899
	Ryohin Keikaku Co., Ltd.	800	33,049
	Ryosan Co., Ltd.	4,300	95,065
	Ryoshoku, Ltd.	2,100	48,747
	Ryoyo Electro Corp.	4,900	39,734
	Sagami Railway Co., Ltd.	11,000	48,284
	Saibu Gas Co., Ltd.	31,000	82,500
	Saizeriya Co., Ltd.	2,700	34,954
	Sakai Chemical Industry Co., Ltd.	17,000	46,173
	Sakata INX Corp.	12,000	42,067
	Sakata Seed Corp.	3,100	44,767
	San-Ai Oil Co., Ltd.	8,000	35,420
	Sanden Corp.	17,000	32,386
	Sankei Building Co., Ltd.	9,200	45,209
	Sanken Electric Co., Ltd.	9,000	32,977
	Sanki Engineering Co., Ltd.	5,000	32,774
	Sankyo Co., Ltd.	1,400	67,145
	Sankyo-Tateyama Holdings, Inc.	47,000	35,389
	Sankyu, Inc., Tokyo	32,000	100,311
	Sanrio Co., Ltd.	4,700	46,191
	Sanshin Electronics Co., Ltd.	3,800	28,703
	Santen Pharmaceutical Co., Ltd.	3,100	99,820
	Sanwa Holdings Corp.	25,000	85,457
	Sanyo Chemical Industries, Ltd.	9,000	50,478
* #	Sanyo Electric Co., Ltd.	8,000	12,313
#	Sanyo Shokai, Ltd.	8,000	30,859
#	Sanyo Special Steel Co., Ltd.	10,000	26,089
	Sapporo Hokuyo Holdings, Inc.	36,000	128,183
	Sapporo Holdings, Ltd.	8,000	36,848
	Sato Corp.	3,900	39,743
*	SBI Holdings, Inc.	1,910	230,697
	Secom Co., Ltd.	1,200	50,389
	Secom Techno Service Co., Ltd.	500	13,165
#	Sega Sammy Holdings, Inc.	11,200	141,709
	Seikagaku Corp.	4,100	45,042
	Seiko Epson Corp.	15,300	194,224
	Seiko Holdings Corp.	16,000	34,323
	Seino Holdings Co., Ltd.	20,000	96,902
	Seiren Co., Ltd.	8,400	37,375
	Sekisui Chemical Co., Ltd.	33,000	183,664
	Sekisui House, Ltd.	32,000	268,774
	Sekisui Jushi Co., Ltd.	7,000	51,903

45

	Sekisui Plastics Co., Ltd.	13,000	39,310
#	Senko Co., Ltd.	12,000	44,071
	Senshukai Co., Ltd.	6,400	43,964
	Seven & I Holdings Co., Ltd.	5,200	138,668
#	Sharp Corp.	63,000	467,739
	Shibaura Mechatronics Corp.	11,000	36,189
	Shibusawa Warehouse Co., Ltd.	8,000	38,619
	Shiga Bank, Ltd.	29,000	172,722
	Shikibo, Ltd.	29,000	34,342
	Shikoku Bank, Ltd.	20,000	105,079
	Shikoku Chemicals Corp.	11,000	40,349
	Shikoku Electric Power Co., Inc.	1,800	59,398
#	Shima Seiki Manufacturing Co., Ltd.	3,600	72,247
	Shimachu Co., Ltd.	5,600	119,332
	Shimadzu Corp.	21,000	127,022
	Shimamura Co., Ltd.	300	21,053
	Shimano, Inc.	1,300	44,303
	Shimizu Bank, Ltd.	1,000	45,719
	Shimizu Corp.	25,000	112,783
	Shin Nippon Air Technologies Co., Ltd.	3,500	29,624
	Shindengen Electric Manufacturing Co., Ltd.	22,000	41,811
	Shin-Etsu Chemical Co., Ltd.	4,400	205,867
	Shin-Etsu Polymer Co., Ltd.	9,200	43,023
	Shinkawa, Ltd.	3,500	44,400
	Shin-Keisei Electric Railway Co., Ltd.	7,000	26,789
#	Shinko Electric Co., Ltd.	13,000	38,831
#	Shinko Electric Industries Co., Ltd.	10,900	92,001
	Shinko Plantech Co., Ltd.	4,400	33,779
	Shinko Securities Co., Ltd.	87,000	173,503
	Shinko Shoji Co., Ltd.	5,300	42,439
	Shinmaywa Industries, Ltd.	15,000	37,059
#	Shinsei Bank, Ltd.	120,000	153,287
	Shionogi & Co., Ltd.	3,000	64,281
	Shiseido Co., Ltd.	2,000	33,624
	Shizuoka Bank, Ltd.	21,000	218,955
	Shizuoka Gas Co., Ltd.	11,000	65,125
	Shochiku Co., Ltd.	4,000	27,205
	Showa Corp.	5,900	23,444
	Showa Denko K.K.	168,000	223,242
	Showa Sangyo Co., Ltd.	16,000	49,566
	Showa Shell Sekiyu K.K.	8,300	77,708
	Sinanen Co., Ltd.	10,000	47,004
	Sintokogio, Ltd.	3,800	23,700
	SKY Perfect JSAT Holdings, Inc.	257	107,710
	SMC Corp.	700	62,412
	SMK Corp.	14,000	31,379
	Snow Brand Milk Products Co., Ltd.	11,000	38,567
	Softbank Corp.	4,800	74,202
	Sohgo Security Services Co., Ltd.	8,100	76,812
	Sojitz Corp.	164,100	251,434
	Sompo Japan Insurance, Inc.	45,000	280,601
	Sony Corp. Sponsored ADR	41,900	805,318

46

	Sony Financial Holdings, Inc.	13	42,847
	Sorun Corp.	7,000	34,382
	Square Enix Holdings Co., Ltd.	1,500	40,272
	SSP Co., Ltd.	7,000	42,575
	Stanley Electric Co., Ltd.	14,800	142,816
	Star Micronics Co., Ltd.	4,100	38,235
	Starzen Corp.	3,000	7,597
	Sugi Holdings Co., Ltd.	1,400	33,115
#	Sumco Corp.	13,400	173,370
	Sumisho Computer Systems Corp.	2,200	31,604
	Sumitomo Bakelite Co., Ltd.	32,000	126,791
	Sumitomo Chemical Co., Ltd.	101,355	321,163
	Sumitomo Corp.	45,300	409,941
	Sumitomo Electric Industries, Ltd.	50,800	382,380
	Sumitomo Forestry Co., Ltd.	17,000	121,966
	Sumitomo Heavy Industries, Ltd.	68,000	215,883
	Sumitomo Light Metal Industries, Ltd.	46,000	43,034
	Sumitomo Metal Industries, Ltd., Osaka	49,000	98,044
	Sumitomo Metal Mining Co., Ltd.	28,000	260,635
*	Sumitomo Mitsui Construction Co., Ltd.	57,400	40,793
	Sumitomo Mitsui Financial Group, Inc.	14,700	582,581
	Sumitomo Osaka Cement Co., Ltd.	44,000	87,773
	Sumitomo Real Estate Sales Co., Ltd.	1,100	31,354
	Sumitomo Realty & Development Co., Ltd.	5,000	57,265
	Sumitomo Rubber Industries, Ltd.	20,300	127,512
	Sumitomo Seika Chemicals Co., Ltd.	14,000	37,146
	Sumitomo Trust & Banking Co., Ltd.	44,000	215,752
	Sumitomo Warehouse Co., Ltd.	23,000	101,037
	Sundrug Co., Ltd.	1,600	36,522
	Suruga Bank, Ltd.	10,000	88,016
	Suzuken Co., Ltd.	7,500	193,370
	Suzuki Motor Corp.	14,900	201,145
	SWCC Showa Holdings Co., Ltd.	45,000	33,073
	Sysmex Corp.	1,100	33,402
	T&D Holdings, Inc.	1,600	51,717
#	T. Hasegawa Co., Ltd.	2,900	36,664
	Tachibana Eletech Co., Ltd.	5,200	45,939
	Tadano, Ltd.	18,000	74,568
	Taihei Dengyo Kaisha, Ltd.	6,000	71,578
	Taiheiyo Cement Corp.	119,000	163,056
	Taikisha, Ltd.	2,700	41,018
	Taisei Corp.	117,000	258,347
	Taisho Pharmaceutical Co., Ltd.	4,000	81,650
	Taiyo Nippon Sanso Corp.	18,000	116,159
#	Taiyo Yuden Co., Ltd.	15,000	84,587
	Takamatsu Construction Group	2,600	44,163
	Takara Holdings, Inc.	17,000	81,319
	Takara Standard Co., Ltd.	13,000	82,445
	Takasago International Corp.	7,000	43,992
	Takasago Thermal Engineering Co., Ltd.	11,000	83,942
#	Takashimaya Co., Ltd.	37,000	248,967
#	Takata Corp.	3,800	28,572

47

	Takeda Pharmaceutical Co., Ltd.	5,500	257,721
	Takiron Co., Ltd.	10,000	30,374
	Tatsuta Electric Wire & Cable Co., Ltd.	15,000	33,822
	TDK Corp.	1,200	45,057
	TDK Corp. Sponsored ADR	7,012	262,038
	Tecmo, Ltd.	4,500	36,864
	Teijin, Ltd.	105,000	252,278
	Tenma Corp.	3,100	34,997
	Terumo Corp.	1,100	37,352
	The 77 Bank, Ltd.	52,000	261,000
	The Aichi Bank, Ltd.	1,200	91,540
	The Akita Bank, Ltd.	32,000	133,993
	The Aomori Bank, Ltd.	10,000	42,410
	The Awa Bank, Ltd.	17,000	110,552
#	The Bank of Ikeda, Ltd.	200	9,098
	The Bank of Iwate, Ltd.	2,200	138,252
	The Bank of Kyoto, Ltd.	17,000	178,906
	The Bank of Nagoya, Ltd.	23,000	135,228
	The Bank of Okinawa, Ltd.	2,600	94,677
	The Bank of Saga, Ltd.	12,000	42,572
	The Chiba Bank, Ltd.	46,000	258,059
*	The Chiba Kogyo Bank, Ltd.	3,000	37,731
	The Chugoku Bank, Ltd.	10,000	140,587
	The Chugoku Electric Power Co., Ltd.	2,900	75,430
	The Chukyo Bank, Ltd.	15,000	54,183
* #	The Daiei, Inc.	9,250	41,529
	The Daisan Bank, Ltd.	12,000	40,359
	The Daishi Bank, Ltd.	42,000	178,881
	The Ehime Bank, Ltd.	11,000	35,794
	The Eighteenth Bank, Ltd.	27,000	94,093
	The Fuji Fire & Marine Insurance Co., Ltd.	16,000	18,020
	The Fukui Bank, Ltd.	27,000	97,006
	The Gunma Bank, Ltd.	29,000	167,946
	The Hachijuni Bank, Ltd.	28,000	156,777
	The Higo Bank, Ltd.	28,000	163,176
	The Hiroshima Bank, Ltd.	55,000	233,764
	The Hokkoku Bank, Ltd.	37,000	133,370
	The Hokuetsu Bank, Ltd.	16,000	31,764
	The Hyakugo Bank, Ltd.	30,000	161,444
	The Hyakujishi Bank, Ltd.	26,000	135,466
	The Iyo Bank, Ltd.	12,000	141,281
#	The Japan Steel Works, Ltd.	1,000	10,781
	The Japan Wool Textile Co., Ltd.	5,000	32,957
	The Joyo Bank, Ltd.	26,000	141,005
	The Kagawa Bank, Ltd.	8,000	45,570
	The Kagoshima Bank, Ltd.	24,000	184,496
	The Kanto Tsukuba Bank, Ltd.	11,500	36,015
	The Keiyo Bank, Ltd.	26,000	127,301
	The Kita-Nippon Bank, Ltd.	1,300	42,196
*	The Maruetsu, Inc.	7,000	40,304
	The Michinoku Bank, Ltd.	18,000	37,592
	The Minato Bank, Ltd.	21,000	32,835

48

	The Miyazaki Bank, Ltd.	10,000	36,537
	The Nagano Bank, Ltd.	15,000	40,379
	The Nanto Bank, Ltd.	27,000	145,795
	The Nippon Road Co., Ltd.	23,000	51,879
	The Nippon Synthetic Chemical Industry Co., Ltd.	15,000	36,458
	The Nisshin Oillio Group, Ltd.	18,000	86,778
	The Ogaki Kyoritsu Bank, Ltd.	33,000	161,114
	The Oita Bank, Ltd.	17,000	106,913
	The Pack Corp.	2,600	32,051
	The San-in Godo Bank, Ltd.	18,000	138,142
	THK Co., Ltd.	12,500	158,664
	TKC Corp.	2,500	55,471
*	Toa Corp.	27,000	37,821
	Toagosei Co., Ltd.	29,000	75,068
	Tobu Railway Co., Ltd.	15,000	82,093
	TOC Co., Ltd.	8,500	37,575
	Tochigi Bank, Ltd.	15,000	88,616
	Toda Corp.	26,000	89,402
	Toenec Corp.	7,000	41,459
	Toho Bank, Ltd.	22,000	95,711
	Toho Co., Ltd.	2,700	47,099
	Toho Gas Co., Ltd.	9,000	54,931
	Toho Zinc Co., Ltd.	8,000	18,314
	Tohuku Electric Power Co., Inc.	3,300	84,973
	Tokai Carbon Co., Ltd.	20,000	71,995
	Tokai Rika Co., Ltd.	10,600	80,690
	Tokai Rubber Industries, Ltd.	3,000	22,372
	Tokai Tokyo Securities Co., Ltd.	28,000	67,324
	Tokio Marine Holdings, Inc.	19,900	527,090
	Tokio Marine Holdings, Inc. ADR	1,000	26,450
	Tokushima Bank, Ltd.	9,000	46,430
	Tokushu Tokai Holdings Co., Ltd.	22,000	57,501
	Tokuyama Corp.	22,000	131,079
	Tokyo Dome Corp.	9,000	26,781
	Tokyo Electric Power Co., Ltd.	11,800	369,021
	Tokyo Electron, Ltd.	8,500	311,562
	Tokyo Energy & Systems, Inc.	6,000	46,720
	Tokyo Gas Co., Ltd.	19,000	89,871
	Tokyo Ohka Kogyo Co., Ltd.	5,800	92,569
	Tokyo Rakutenchi Co., Ltd.	7,000	28,755
	Tokyo Rope Manufacturing Co., Ltd.	21,000	47,501
	Tokyo Seimitsu Co., Ltd.	2,300	18,706
	Tokyo Steel Manufacturing Co., Ltd.	16,400	160,751
	Tokyo Style Co., Ltd.	13,000	97,447
	Tokyo Tatemono Co., Ltd.	30,000	100,135
	Tokyo Tomin Bank, Ltd.	2,500	41,493
	Tokyu Community Corp.	2,000	36,403
#	Tokyu Construction Co., Ltd.	6,880	18,693
	Tokyu Corp.	17,000	73,773
#	Tokyu Land Corp.	49,000	152,891
	Tomato Bank, Ltd.	6,000	15,193
	Tomoku Co., Ltd.	21,000	39,418

49

	Tonami Holdings Co., Ltd.	16,000	40,530
#	TonenGeneral Sekiyu K.K.	5,000	48,309
#	Topcon Corp.	4,200	17,368
	Toppan Forms Co., Ltd.	3,500	38,354
	Toppan Printing Co., Ltd.	41,000	276,082
	Topre Corp.	6,100	41,357
	Topy Industries, Ltd.	13,000	21,357
#	Toray Industries, Inc.	16,000	69,185
	Torii Pharmaceutical Co., Ltd.	2,600	44,643
	Toshiba Corp.	19,000	66,333
	Toshiba Machine Co., Ltd.	7,000	19,236
	Toshiba Plant Kensetsu Co., Ltd.	5,000	55,672
	Toshiba TEC Corp.	20,000	59,537
	Tosho Printing Co., Ltd.	11,000	27,941
	Tosoh Corp.	50,000	104,802
#	TOTO, Ltd.	25,000	132,009
	Tottori Bank, Ltd.	13,000	39,393
* #	Towa Bank, Ltd.	52,000	39,899
#	Toyo Corp.	2,400	23,107
	Toyo Engineering Corp.	12,000	38,853
	Toyo Ink Manufacturing Co., Ltd.	28,000	73,226
	Toyo Kanetsu K.K.	27,000	47,055
	Toyo Kohan Co., Ltd.	9,000	37,732
	Toyo Securities Co., Ltd.	21,000	35,081
	Toyo Seikan Kaisha, Ltd.	14,100	209,000
	Toyo Suisan Kaisha, Ltd.	1,000	26,367
* #	Toyo Tanso Co, Ltd.	800	29,658
	Toyo Tire & Rubber Co., Ltd.	21,000	30,605
	Toyobo Co., Ltd.	81,000	115,905
	Toyoda Gosei Co., Ltd.	10,700	121,165
	Toyota Auto Body Co., Ltd.	5,400	72,010
	Toyota Boshoku Corp.	8,300	66,685
	Toyota Motor Corp. Sponsored ADR	39,000	2,476,890
	Toyota Tsusho Corp.	15,100	135,435
#	Trans Cosmos, Inc.	5,800	33,273
*	Trend Micro, Inc.	1,500	40,906
#	Trusco Nakayama Corp.	3,200	36,629
	Tsubakimoto Chain Co.	7,000	17,152
	Tsukishima Kikai Co., Ltd.	6,000	35,111
	Tsumura & Co.	1,500	49,450
	Tsurumi Manufacturing Co., Ltd.	1,000	5,733
	Tsutsumi Jewelry Co., Ltd.	2,200	48,379
	TV Asahi Corp.	35	44,058
	Ube Industries, Ltd.	32,000	68,964
	Uchida Yoko Co., Ltd.	8,000	28,883
#	Ulvac, Inc.	2,100	34,655
	Uni-Charm Corp.	600	41,340
	Unicharm Petcare Corp.	1,100	36,414
	Unimat Offisco Corp.	2,700	23,199
	Union Tool Co.	1,600	31,225
	Unitika, Ltd.	38,000	26,246
	UNY Co., Ltd.	25,000	207,799

50

	Ushio, Inc.	6,200	78,634
	USS Co., Ltd.	660	28,224
	Valor Co., Ltd.	5,500	46,921
	Vital-Net, Inc.	7,300	44,393
#	Wacoal Corp.	9,000	117,272
	Warabeya Nichiyo Co., Ltd.	2,700	43,497
	Watami Food Service Co., Ltd.	1,600	42,159
	West Japan Railway Co.	17	69,142
	Xebio Co., Ltd.	2,000	36,508
*	Yachiyo Bank, Ltd.	2,100	78,442
	Yahagi Construction Co., Ltd.	5,000	25,360
	Yahoo! Japan Corp.	104	32,997
	Yakult Honsha Co., Ltd.	1,900	38,702
	Yamada Denki Co., Ltd.	1,240	73,059
	Yamagata Bank, Ltd.	15,000	90,496
	Yamaguchi Financial Group, Inc.	22,000	244,392
	Yamaha Corp.	19,800	173,186
	Yamaha Motor Co., Ltd.	18,200	170,719
	Yamamura Glass Co., Ltd.	19,000	44,005
	Yamanashi Chuo Bank, Ltd.	22,000	128,101
	Yamatake Corp.	2,800	51,001
	Yamato Holdings Co., Ltd.	7,000	71,093
	Yamato Kogyo Co., Ltd.	5,400	130,591
#	Yamazaki Baking Co., Ltd.	5,000	67,443
	Yamazen Co., Ltd.	13,000	45,323
	Yaskawa Electric Corp.	23,000	83,821
	Yodogawa Steel Works, Ltd.	18,000	84,736
	Yokogawa Bridge Holdings Corp.	7,000	67,712
	Yokogawa Electric Corp.	35,800	162,779
	Yokohama Reito Co., Ltd.	7,000	47,790
	Yokohama Rubber Co., Ltd.	25,000	87,831
	Yonekyu Corp.	3,500	38,456
	Yorozu Corp.	4,600	35,340
	Yoshimoto Kogyo Co., Ltd.	2,300	27,715
#	Yoshinoya Holdings Co., Ltd.	64	79,362
	Yuasa Trading Co., Ltd.	40,000	42,187
	Yuki Gosei Kogyo Co., Ltd.	6,000	22,156
	Yurtec Corp.	7,000	41,212
	Zeon Corp.	25,000	80,145
	Zuken, Inc.	6,000	35,546

TOTAL — JAPAN			85,032,865

MALAYSIA — (0.6%)
COMMON STOCKS — (0.6%)
Affin Holdings Berhad	52,000	19,235
* Airasia Berhad	115,300	27,779
Alliance Financial Group Berhad	132,400	68,785
AMMB Holdings Berhad	122,400	76,898
Asiatic Development Berhad	33,300	35,747
Bandar Raya Developments Berhad	35,000	10,319
Batu Kawan Berhad	27,600	65,442

51

	Berjaya Corp. Berhad	97,000	13,731
	Berjaya Land Berhad	19,000	16,952
	Berjaya Sports Toto Berhad	15,000	19,435
	Boustead Holdings Berhad	25,100	21,845
	British American Tobacco Berhad	3,400	41,598
	Bumiputra-Commerce Asset Holdings Berhad	47,200	82,878
	Digi.Com Berhad	6,100	34,553
	DRB-Hicom Berhad	140,000	29,071
	EON Capital Berhad	28,100	26,755
	Gamuda Berhad	140,400	73,101
	Genting Berhad	66,300	66,957
	Guiness Anchor Berhad	23,000	32,732
	Hong Leong Bank Berhad	22,000	30,911
	Hong Leong Financial Group Berhad	11,000	13,718
	IGB Corp. Berhad	91,800	36,566
	IJM Corp. Berhad	101,900	94,665
*	IJM Land Berhad	143,000	28,311
	IJM Plantations Berhad	80,200	45,636
	IOI Corp. Berhad	19,300	20,680
*	IOI Properties Berhad	46,000	28,227
	KLCC Property Holdings Berhad	52,600	42,081
	KNM Group Berhad	328,500	38,805
	Kulim Malaysia Berhad	9,400	12,670
	Lafarge Malayan Cement Berhad	33,600	29,248
	Lingkaran Trans Kota Holdings Berhad	39,000	19,806
	Malayan Banking Berhad	27,000	38,913
	Malaysian Airlines System Berhad	19,000	14,891
	Malaysian Bulk Carriers Berhad	61,200	42,911
	Malaysian Resources Corp. Berhad	232,900	50,854
	Media Prima Berhad	38,000	10,101
	MISC Berhad	15,100	35,329
	MMC Corp. Berhad	195,100	71,118
*	Mulpha International Berhad	259,400	28,695
	Nestle (Malaysia) Berhad	5,100	38,830
	Oriental Holdings Berhad	16,800	23,068
	OSK Holdings Berhad	139,600	37,894
	Petronas Dagangan Berhad	17,100	34,759
	Petronas Gas Berhad	14,200	38,468
	Plus Expressways Berhad	51,300	41,088
	Pos Malaysia & Services Holdings Berhad	78,600	43,958
	PPB Group Berhad	29,100	75,870
	Proton Holdings Berhad	19,000	8,985
	Resorts World Berhad	48,400	29,773
	RHB Capital Berhad	19,000	19,228
	Sarawak Energy Berhad	44,000	24,243
	Shell Refining Co. Federation of Malaysia Berhad	25,800	61,839
	Sime Darby Berhad	9,400	14,224
	SP Setia Berhad	42,600	38,641
	Star Publications (Malaysia) Berhad	37,200	32,087
*	Sunrise Berhad	91,900	33,116
*	Sunway City Berhad	62,000	27,305
	TA Enterprise Berhad	253,700	42,833

52

	Tan Chong Motor Holdings Berhad	100,000	34,448
	Tenaga Nasional Berhad	17,000	27,593
*	TM International Berhad	66,100	57,882
	Top Glove Corp. Berhad	38,600	47,697
*	UEM Land Holdings Berhad	28,750	6,017
	UMW Holdings Berhad	20,800	31,867
	United Plantations Berhad	11,300	31,399
	Wah Seong Corp. Berhad	52,000	14,298
	YTL Corp. Berhad	17,800	34,362

TOTAL — MALAYSIA			2,449,721

MEXICO — (0.8%)
COMMON STOCKS — (0.8%)
	Alfa S.A.B. de C.V. Series A	35,800	61,023
	America Movil S.A.B. de C.V. Series L	6,700	9,565
	America Movil S.A.B. de C.V. Series L ADR	6,800	193,868
*	Axtel, S.A.B. de C.V.	75,000	31,060
*	Banco Compartamos S.A. de C.V.	26,500	48,971
*	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	11,600	41,903
* #	Carso Infraestructura y Construccion S.A.B. de CV	98,440	40,425
	Cementos de Mexico S.A.B de C.V. Series B	198,700	154,896
	Cemex S.A.B. de C.V. Sponsored ADR	18,100	140,999
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	2,300	86,894
	Consorcio ARA S.A.B. de C.V.	102,900	25,784
*	Corporacion GEO S.A.B. de C.V. Series B	38,000	41,922
	Corporacion Moctezuma S.A.B. de C.V.	73,800	94,104
* #	Desarrolladora Homex S.A.B. de C.V.	28,600	91,251
	Embotelladora Arca S.A.B. de C.V., Mexico	59,300	105,662
*	Empresas ICA S.A.B. de C.V.	27,800	44,504
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	9,100	60,788
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	6,300	177,345
*	Gruma S.A.B. de C.V. ADR	500	860
*	Gruma S.A.B. de C.V. Series B	14,000	6,061
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	23,700	25,733
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,300	136,510
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	7,016
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	117,320
	Grupo Carso S.A.B. de C.V. Series A-1	25,400	58,040
	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	2,220
#	Grupo Continental S.A.B. de C.V.	33,300	50,991
	Grupo Elektra S.A. de C.V.	925	21,375
	Grupo Financiero Banorte S.A.B. de C.V.	151,400	199,902
	Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	122,736
	Grupo Industrial Bimbo S.A.B. de C.V. Series A	17,800	64,263
*	Grupo Lamosa S.A.B. de C.V.	33,900	23,595
	Grupo Mexico S.A.B. de C.V. Series B	344,900	190,367
	Grupo Modelo S.A.B. de C.V. Series C	11,400	30,414
*	Grupo Simec, S.A. de C.V.	20,200	31,634
	Grupo Televisa S.A.	1,100	3,083
	Grupo Televisa S.A. de C.V. Sponsored ADR	6,800	95,132

53

*	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	117,000	55,294
*	Industrias CH S.A.B. de C.V. Series B	27,100	76,015
	Industrias Penoles S.A.B. de C.V.	6,385	57,329
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	11,500	37,540
	Mexichem Sab de CV	92,000	67,236
* #	Organizacion Soriana S.A.B. de C.V. Series B	110,300	173,811
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	3,000	53,130
	TV Azteca S.A.B. de C.V. Series A	161,100	56,065
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	64,500	66,218
	Wal-Mart de Mexico S.A.B. de C.V. Series V	22,600	47,175

TOTAL — MEXICO			3,328,029

NETHERLANDS — (2.0%)
COMMON STOCKS — (2.0%)
	Aalberts Industries NV	2,592	14,703
	Accell Group NV	649	13,508
	Aegon NV	27,702	144,875
	Aegon NV ADR	3,900	20,202
*	AFC Ajax NV	546	5,075
	Akzo Nobel NV	8,046	287,252
	Akzo Nobel NV Sponsor ADR	500	17,785
	Arcadis NV	5,239	57,022
#	ArcelorMittal	11,420	255,554
*	ASM International NV	1,622	11,761
#	ASML Holding NV	7,818	129,295
*	ASML Holding NV ADR	32,550	538,377
	Boskalis Westminster CVA	6,193	124,927
	Brunel International NV	3,554	41,756
*	Crucell NV ADR	6,591	119,758
	Draka Holding NV	1,372	10,840
	Eriks Group NV	474	15,173
	Exact Holding NV	1,884	34,047
	Fugro NV	9,371	253,214
	Grontmij NV	946	19,289
#	Heijmans NV	234	1,738
	Heineken Holding NV	5,598	149,590
	Heineken NV	14,758	433,830
	Imtech NV	4,510	69,393
	ING Groep NV	213	1,758
	ING Groep NV Sponsored ADR	35,400	294,882
#	Innoconcepts NV	5,333	20,304
	Kas Bank NV	973	11,488
	Koninklijke Ahold NV	53,276	638,808
	Koninklijke Ahold NV ADR	400	4,764
	Koninklijke Bam Groep NV	5,943	50,555
	Koninklijke DSM NV	18,148	434,873
	Koninklijke KPN NV	12,546	166,993
	Koninklijke Philips Electronics NV	10,953	199,083
	Koninklijke Philips Electronics NV ADR	56,000	1,018,640
	Koninklijke Ten Cate NV	3,084	55,327

54

	Koninklijke Vopak NV	3,394	127,150
	Nutreco Holding NV	3,422	113,076
	Oce NV	8,830	22,670
	OPG Groep NV	3,645	41,845
	Ordina NV	14,194	49,621
	Randstad Holdings NV	13,545	268,429
	Reed Elsevier NV	1,169	12,937
	Reed Elsevier NV ADR	4,200	93,366
	SBM Offshore NV	20,757	250,276
*	SES SA	7,157	131,094
	Sligro Food Group NV	1,113	23,798
	Smit Internationale NV	463	21,484
	SNS Reaal	5,604	24,453
* #	Super De Boer NV	11,242	36,474
	Telegraaf Media Groep NV	3,910	70,039
	TKH Group NV	3,826	36,247
	TNT NV	22,886	396,667
* #	TomTom NV	2,210	11,719
	Unilever NV	2,976	65,601
	Unilever NV ADR	11,120	244,306
	Unit 4 Agresso NV	1,534	15,523
	USG People NV	7,485	82,607
*	Van der Moolen Holding NV	11,949	32,106
	Wavin NV	3,699	11,758
	Wolters Kluwer NV	9,447	169,820

TOTAL — NETHERLANDS			8,019,505

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Air New Zealand, Ltd.	56,615	25,677
	Contact Energy, Ltd.	15,815	54,745
	Fisher & Paykel Appliances Holdings, Ltd.	28,162	17,707
	Fisher & Paykel Healthcare Corp.	22,714	38,749
	Fletcher Building, Ltd.	46,763	132,420
	Infratil, Ltd.	25,177	22,515
	Mainfreight, Ltd.	14,201	29,991
	New Zealand Oil & Gas, Ltd.	45,451	29,264
	New Zealand Refining Co., Ltd.	5,458	17,830
	Nuplex Industries, Ltd.	4,623	6,716
	Port of Tauranga, Ltd.	20,130	59,604
	Ryman Healthcare, Ltd.	48,303	33,770
	Sky City Entertainment Group, Ltd.	38,806	60,508
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	24,228
	Tower, Ltd.	38,144	31,681
	Trustpower, Ltd.	9,834	37,112
	Vector, Ltd.	28,655	31,994
	Warehouse Group, Ltd.	19,445	35,970

TOTAL — NEW ZEALAND			690,481

55

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
#	Acergy SA	6,914	37,992
	Aker Kvaerner ASA	10,800	50,703
	Aktiv Kapital ASA	1,101	6,354
*	Atea ASA	6,000	14,057
	Austevoll Seafood ASA	2,000	3,715
* #	Blom ASA	4,800	12,119
	Bonheur ASA	750	13,699
* #	BW Gas, Ltd.	4,600	15,021
* #	BW Offshore, Ltd.	12,000	8,290
	Cermaq ASA	2,912	11,055
*	Copeinca ASA	2,400	3,968
* #	Det Norske Oljeselskap ASA	107,000	67,508
	DnB NOR ASA Series A	27,100	91,903
	DOF ASA	9,400	45,867
* #	Eitzen Chemical ASA	9,000	15,056
	Ekornes ASA	2,800	25,712
	Farstad Shipping ASA	400	4,610
#	Frontline, Ltd.	640	18,395
#	Ganger Rolf ASA	1,150	21,499
	Kongsberg Gruppen ASA	540	23,283
* #	Marine Harvest	327,880	70,746
	Norsk Hydro ASA	51,800	184,614
	Norsk Hydro ASA Sponsored ADR	800	2,816
* #	Norske Skogindustrier ASA Series A	23,500	45,978
*	Norwegian Air Shuttle ASA	8,400	47,995
	Odfjell ASA Series A	2,716	15,319
*	ODIM ASA	10,500	34,612
	Orkla ASA	50,770	337,476
*	Petroleum Geo Services ASA	20,682	67,516
*	Prosafe ASA	7,400	28,158
*	Prosafe Production Public, Ltd.	24,500	38,549
* #	Renewable Energy Corp. ASA	6,855	68,729
*	Roxar ASA	20,000	10,812
	Schibsted ASA	6,697	63,636
*	Seadrill, Ltd.	20,450	169,475
* #	Sevan Marine ASA	39,215	33,412
*	Songa Offshore SE	2,600	4,544
	SpareBanken 1 SMN	4,200	16,607
	StatoilHydro ASA	8,400	144,728
	StatoilHydro ASA Sponsored ADR	6,300	108,549
	Storebrand ASA	35,200	89,536
*	Subsea 7, Inc.	10,400	54,146
#	Tandberg ASA Series A	3,000	37,083
	Telenor ASA	13,400	87,440
*	TGS Nopec Geophysical Co. ASA	14,100	80,532
#	Tomra Systems ASA	16,200	54,353
	Veidekke ASA	6,564	26,249
	Wilh. Wilhelmsen ASA	4,070	46,549
	Yara International ASA	3,035	68,244

TOTAL — NORWAY			2,529,209

56

PHILIPPINES — (0.1%)
COMMON STOCKS — (0.1%)
	Aboitiz Equity Ventures, Inc.	96,000	11,442
	Ayala Corp. Series A	9,390	38,096
	Ayala Land, Inc.	354,100	46,359
	Bank of the Philippine Islands	8,640	6,194
	China Banking Corp.	4,650	36,135
	International Container Terminal Services, Inc.	134,600	30,245
	Megaworld Properties & Holdings, Inc.	1,311,000	15,647
	Metro Bank & Trust Co.	76,800	36,670
	Philippine Long Distance Telephone Co. Sponsored ADR	1,000	44,250
	Pilipino Telephone Corp.	226,000	32,093
*	SM Investments Corp.	8,040	32,104
	Universal Robina Corp.	140,000	20,834

TOTAL — PHILIPPINES			350,069

POLAND — (0.2%)
COMMON STOCKS — (0.2%)
	Agora SA	7,427	28,397
	Asseco Poland SA	6,558	88,009
	Bank Millennium SA	13,237	7,913
	Bank Pekao SA	522	16,208
*	Bank Przemyslowo Handlowy BPH SA	1,218	12,136
	Bank Zackodni WBK SA	582	14,595
*	Bioton SA	252,387	14,345
*	BRE Bank SA	310	12,111
*	Budimex SA	1,885	29,807
*	Cersanit SA	5,835	15,141
	Ciech SA	1,628	11,151
*	Echo Investment SA	73,042	40,318
	Emperia Holding SA	2,574	40,439
	Eurocash SA	12,021	29,213
*	Getin Holdings SA	44,673	47,137
	Grupa Kety SA	1,179	20,152
*	Grupa Lotos SA	2,987	6,639
	KGHM Polska Miedz SA	7,636	65,198
	Kredyt Bank SA	3,810	6,682
*	Mondi Packaging Paper Swiecie SA	1,538	17,303
	Mostostal Siedlce SA	51,936	36,552
	Multimedia Polska SA	12,319	25,177
*	Netia Holdings SA	27,046	20,001
	Orbis SA	4,643	33,003
*	PBG SA	323	18,803
	Polski Koncern Naftowy Orlen SA	20,050	128,038
	Polskie Gornictwo Naftowe I Gazownictwo SA	21,044	22,838
	Powszechna Kasa Oszczednosci Bank Polski SA	4,041	32,008
*	Sygnity SA	4,962	28,741
*	Synthos SA	105,358	11,403
	Telekomunikacja Polska SA	10,054	56,741
	TVN SA	5,494	18,580

57

	Zaklady Azotowe Pulawy SA	1,298	14,930

TOTAL — POLAND			969,709

PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
	Altri SGPS SA	12,618	31,782
	Banco BPI SA	27,221	51,584
* #	Banco Comercial Portugues SA	303,904	309,566
	Banco Espirito Santo SA	33,617	222,511
	Brisa SA	20,337	134,034
#	Cimpor Cimentos de Portugal SA	36,874	170,908
	Energias de Portugal SA	50,976	180,372
	Energias de Portugal SA Sponsored ADR	100	3,540
	Finibanco Holdings SGPS SA	11,600	29,731
	Galp Energia SGPS SA Series B	17,799	188,661
#	Jeronimo Martins SGPS SA	17,915	90,962
	Mota-Engil SGPS SA	17,204	53,315
	Portucel-Empresa Produtora de Pasta de Papel SA	30,214	56,924
#	Portugal Telecom SA	16,189	130,720
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,828	117,300
*	Redes Energeticas Nacionais SA	12,093	46,224
	Sociedade de Investimento e Gestao SGPS SA	4,277	34,656
	Sonae Industria SGPS SA	18,463	37,905
	Sonae SGPS SA	123,615	75,852
*	Sonaecom SGPS SA	12,282	17,512

TOTAL — PORTUGAL			1,984,059

SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
	Allgreen Properties, Ltd.	158,000	48,638
*	Asia Food and Properties, Ltd.	48,000	5,897
	Bukit Sembawang Estates, Ltd.	3,000	7,521
	Capitaland, Ltd.	63,000	97,559
	Cerebos Pacific, Ltd.	9,000	19,178
*	Chartered Semiconductor Manufacturing, Ltd.	77,000	11,841
	City Developments, Ltd.	14,000	51,539
	Comfortdelgro Corp., Ltd.	43,000	40,986
	Cosco Corp. (Singapore), Ltd.	93,000	47,391
*	Creative Technology Co., Ltd.	16,100	44,077
	CSE Global, Ltd.	59,000	14,882
	DBS Group Holdings, Ltd.	64,500	371,347
	Ezra Holdings Pte, Ltd.	20,000	8,480
	Fraser & Neave, Ltd.	69,000	129,399
	Goodpack, Ltd.	40,000	20,511
#	Guocoland, Ltd.	26,000	18,322
	Hi-P International, Ltd.	201,000	42,846
	Hotel Plaza, Ltd.	49,000	36,327
	Hotel Properties, Ltd.	25,000	17,365
	Hyflux, Ltd.	24,000	27,848
	Jardine Cycle & Carriage, Ltd.	7,000	49,285

58

	Jaya Holdings, Ltd.	54,000	9,511
	Keppel Corp., Ltd.	30,000	78,990
	Keppel Land, Ltd.	56,000	50,815
	Keppel Telecommunications and Transportation, Ltd.	10,000	4,751
	Kim Eng Holdings, Ltd.	47,000	30,690
	MobileOne, Ltd.	31,000	33,148
	Neptune Orient Lines, Ltd.	32,000	23,333
	Olam International, Ltd.	15,000	12,030
	Overseas Chinese Banking Corp., Ltd.	70,000	234,967
#	Parkway Holdings, Ltd.	104,000	78,454
	Raffles Education Corp., Ltd.	48,000	16,442
	SembCorp Industries, Ltd.	50,000	74,329
	SembCorp Marine, Ltd.	16,000	16,398
	Singapore Airlines, Ltd.	19,000	138,859
#	Singapore Exchange, Ltd.	18,000	60,324
	Singapore Land, Ltd.	10,000	21,746
	Singapore Petroleum Co., Ltd.	35,000	56,003
	Singapore Post, Ltd.	50,000	25,378
	Singapore Press Holdings, Ltd.	33,000	60,919
	Singapore Technologies Engineering, Ltd.	22,000	32,784
	Singapore Telecommunications, Ltd.	70,000	121,503
	SMRT Corp., Ltd.	30,000	31,352
	Starhub, Ltd.	22,000	29,459
	Straits Asia Resources, Ltd.	19,000	11,531
	Tat Hong Holdings, Ltd.	53,000	20,975
	United Engineers, Ltd.	10,000	7,422
	United Industrial Corp., Ltd.	82,000	66,574
	United Overseas Bank, Ltd.	34,000	263,846
	UOB-Kay Hian Holdings, Ltd.	18,000	10,993
	UOL Group, Ltd.	56,000	71,419
	Venture Corp., Ltd.	23,000	61,294
	Wheelock Properties, Ltd.	29,000	18,902
	Wilmar International, Ltd.	34,000	63,940
	Wing Tai Holdings, Ltd.	39,000	17,777
#	Yanlord Land Group, Ltd.	25,000	15,281

TOTAL — SINGAPORE			2,983,378

SOUTH AFRICA — (1.5%)
COMMON STOCKS — (1.5%)
	ABSA Group, Ltd.	9,290	83,692
*	Adcock Ingram Holdings, Ltd.	2,791	10,917
	Advtech, Ltd.	34,107	12,280
	Aeci, Ltd.	21,114	104,764
	Afgri, Ltd.	106,485	51,054
	African Bank Investments, Ltd.	87,490	223,219
	African Oxygen, Ltd.	6,500	15,031
	African Rainbow Minerals, Ltd.	11,320	131,259
	Allied Electronics Corp., Ltd.	8,984	20,891
	Allied Technologies, Ltd.	9,221	45,220
	Anglo American Platinum Corp., Ltd.	117	4,790
	AngloGold Ashanti, Ltd.	2,804	79,436

59

	AngloGold Ashanti, Ltd. Sponsored ADR	500	14,345
	ArcelorMittal South Africa, Ltd.	12,622	98,325
*	Aspen Pharmacare Holdings, Ltd.	13,411	55,202
	Astral Foods, Ltd.	6,105	54,106
	Aveng, Ltd.	57,469	146,823
	AVI, Ltd.	19,715	37,385
	Barloworld, Ltd.	28,982	94,660
	Bidvest Group, Ltd.	5,075	49,289
	Capitec Bank Holdings, Ltd.	6,899	20,156
	Caxton & CTP Publishers & Printers, Ltd.	3,193	3,581
	Data Tec, Ltd.	11,758	17,443
	Dimension Data Holdings P.L.C.	7,211	3,713
	Discovery Holdings, Ltd.	15,147	37,542
*	Distribution & Warehousing Network, Ltd.	50,909	34,791
	Durban Roodeport Deep, Ltd.	84,168	57,883
	Exxaro Resources, Ltd.	12,078	79,826
	FirstRand, Ltd.	85,805	123,788
	Foschini, Ltd.	24,805	110,207
	Gold Fields, Ltd.	4,836	50,861
	Gold Fields, Ltd. Sponsored ADR	43,600	458,236
	Gold Reef Resorts, Ltd.	23,560	38,514
	Grindrod, Ltd.	44,962	58,285
	Group Five, Ltd.	6,846	21,428
*	Harmony Gold Mining Co., Ltd.	5,445	64,115
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	22,010	259,718
	Hudaco Industries, Ltd.	4,292	25,942
	Illovo Sugar, Ltd.	27,252	63,354
	Impala Platinum Holdings, Ltd.	4,526	51,803
	Imperial Holdings, Ltd.	23,311	116,368
	Investec, Ltd.	19,085	69,392
	JD Group, Ltd.	23,807	84,498
*	JSE, Ltd.	15,052	58,184
	Kumba Iron Ore, Ltd.	172	2,478
	Lewis Group, Ltd.	8,794	36,822
	Liberty Holdings, Ltd.	6,183	40,208
	Massmart Holdings, Ltd.	5,066	39,893
	Medi-Clinic Corp., Ltd.	36,714	77,831
*	Merafe Resources, Ltd.	103,969	7,120
*	Metorex, Ltd.	16,362	3,446
	Metropolitan Holdings, Ltd.	75,198	88,896
	Mondi, Ltd.	21,540	67,051
	Mr. Price Group, Ltd.	13,969	35,292
	MTN Group, Ltd.	19,519	185,089
	Murray & Roberts Holdings, Ltd.	12,739	53,215
	Mvelaphanda Group, Ltd.	84,677	35,910
	Nampak, Ltd.	24,677	31,484
	Naspers, Ltd. Series N	12,051	183,671
	Nedbank Group, Ltd.	13,223	116,624
	Network Healthcare Holdings, Ltd.	82,943	71,607
	New Clicks Holdings, Ltd.	22,044	35,371
	Northam Platinum, Ltd.	842	1,422
	Omnia Holdings, Ltd.	4,787	23,260

60

	Palabora Mining Co., Ltd.	1,699	9,888
	Peregrine Holdings, Ltd.	49,359	34,577
	Pick’n Pay Stores, Ltd.	14,103	47,559
	Pretoria Portland Cement Co., Ltd.	26,368	75,831
	PSG Group, Ltd.	3,003	4,221
	Rainbow Chicken, Ltd.	2,564	3,496
	Reunert, Ltd.	23,260	107,113
	Sanlam, Ltd.	155,692	245,119
	Santam, Ltd.	3,905	29,726
	Sappi, Ltd.	39,377	128,178
	Sappi, Ltd. Sponsored ADR	11,900	37,723
	Sasol, Ltd. Sponsored ADR	7,800	207,090
	Shoprite Holdings, Ltd.	9,883	52,358
*	Simmer & Jack Mines, Ltd.	203,666	41,469
	Standard Bank Group, Ltd.	44,855	308,267
	Steinhoff International Holdings, Ltd.	115,168	134,267
	Sun International, Ltd.	4,923	42,376
	Telkom South Africa, Ltd.	1,142	12,918
	Telkom South Africa, Ltd. Sponsored ADR	1,800	80,334
	The Spar Group, Ltd.	13,033	69,736
	Tiger Brands, Ltd.	2,791	38,272
	Tongaat-Hulett, Ltd.	4,273	27,647
	Trencor, Ltd.	19,453	37,888
	Truworths International, Ltd.	13,658	46,866
	Wilson Bayly Holme-Ovcon, Ltd.	3,714	35,061
	Woolworths Holdings, Ltd.	37,736	49,425

TOTAL — SOUTH AFRICA			6,286,411

SOUTH KOREA — (2.8%)
COMMON STOCKS — (2.8%)
*	Amorepacific Corp.	70	31,176
*	Asiana Airlines, Inc.	13,650	39,686
*	Bing Grae Co., Ltd.	1,160	33,096
*	Busan Bank	13,950	62,660
	Cheil Industrial, Inc.	7,300	174,823
	Cheil Worldwide, Inc.	386	50,046
*	Chong Kun Dang Pharmaceutical Corp.	3,530	43,538
	CJ CGV Co., Ltd.	4,090	41,454
	CJ Cheiljedang Corp.	225	24,831
*	CJ Corp.	992	23,602
*	Daeduck Electronics Co., Ltd.	11,360	26,768
*	Daegu Bank Co., Ltd.	16,330	81,883
* #	Daelim Industrial Co., Ltd.	4,107	136,209
* #	Daewoo Engineering & Construction Co., Ltd.	22,020	146,436
*	Daewoo International Corp.	4,696	81,528
*	Daewoo Motor Sales Corp.	1,570	6,796
	Daewoo Securities Co., Ltd.	14,460	175,634
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,380	78,614
	Daewoong Pharmaceutical Co., Ltd.	521	18,596
	Daishin Securities Co., Ltd.	8,650	101,057
*	Daou Technology, Inc.	12,540	51,089

61

*	DC Chemical Co., Ltd.	284	42,108
	Dong Bu Insurance Co., Ltd.	5,040	51,953
*	Dong-A Pharmaceutical Co., Ltd.	413	26,280
	Dongkuk Steel Mill Co., Ltd.	6,070	106,185
*	Doosan Construction & Engineering Co., Ltd.	7,860	31,585
*	Doosan Corp.	264	19,807
*	Doosan Heavy Industries & Construction Co., Ltd.	556	28,322
*	Doosan Infracore Co., Ltd.	5,400	51,680
*	E1 Corp.	357	17,706
*	Fursys, Inc.	2,660	37,719
*	GS Engineering & Construction Corp.	2,186	92,474
*	GS Holdings Corp.	7,870	149,126
*	Halla Climate Control Corp.	4,010	20,113
	Hana Financial Group, Inc.	9,750	159,558
*	Hanil Cement Manufacturing Co., Ltd.	445	20,139
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,540	13,716
* #	Hanjin Shipping Co., Ltd.	9,600	134,414
*	Hanjin Transportation Co., Ltd.	1,120	28,409
	Hankook Tire Manufacturing Co., Ltd.	14,050	133,498
*	Hanmi Pharm Co., Ltd.	281	21,831
*	Hansol Paper Co., Ltd.	2,610	16,320
*	Hanwha Chemical Corp.	10,660	55,530
*	Hanwha Corp.	3,830	78,712
	Hanwha Securities Co., Ltd.	5,980	31,249
*	Hite Brewery Co., Ltd.	64	6,914
*	Hite Holdings Co., Ltd.	79	898
*	Honam Petrochemical Corp.	2,578	107,897
*	Hotel Shilla Co., Ltd.	5,490	50,286
* #	Hynix Semiconductor, Inc.	25,300	159,882
* #	Hyosung T & C Co., Ltd.	3,171	109,888
*	Hyundai Auton Co., Ltd.	7,910	16,174
*	Hyundai Corp.	1,340	15,378
*	Hyundai Department Store Co., Ltd.	2,353	107,491
*	Hyundai Development Co.	7,517	196,595
*	Hyundai Elevator Co., Ltd.	776	31,841
*	Hyundai Engineering & Construction Co., Ltd.	197	8,053
*	Hyundai H & S Co., Ltd.	1,160	51,177
	Hyundai Heavy Industries Co., Ltd.	347	48,905
	Hyundai Hysco	3,150	14,366
	Hyundai Marine & Fire Insurance Co., Ltd.	7,680	67,437
*	Hyundai Merchant Marine Co., Ltd.	3,150	70,393
	Hyundai Mipo Dockyard Co., Ltd.	1,623	183,389
*	Hyundai Mobis	1,352	62,954
#	Hyundai Motor Co., Ltd.	6,212	209,666
	Hyundai Securities Co., Ltd.	21,890	168,050
	Hyundai Steel Co.	6,010	160,237
*	Industrial Bank of Korea	12,210	75,489
#	Jeonbuk Bank, Ltd.	11,424	36,809
*	Kangwon Land, Inc.	8,480	77,338
*	KB Financial Group, Inc. ADR	6,612	170,986
	KCC Corp.	680	138,150
* #	Kia Motors Corp.	26,610	148,343

62

*	KISCO Corp.	222	6,919
*	KISWIRE, Ltd.	1,872	39,567
*	Kolon Industries, Inc.	2,470	47,814
*	Korea Electric Power Corp. Sponsored ADR	4,700	46,718
*	Korea Exchange Bank	19,130	91,093
*	Korea Express Co., Ltd.	769	50,929
*	Korea Gas Corp.	517	19,097
	Korea Investment Holdings Co., Ltd.	5,420	108,507
*	Korea Iron & Steel Co., Ltd.	67	2,535
*	Korea Komho Petrochemical Co., Ltd.	3,120	47,031
*	Korea Line Corp.	1,224	56,300
	Korea Reinsurance Co., Ltd.	9,250	62,779
*	Korea Zinc Co., Ltd.	1,269	80,844
*	Korean Air Co., Ltd.	5,532	139,026
*	KP Chemical Corp.	5,660	19,654
*	KT Corp. Sponsored ADR	2,700	38,151
*	KT Freetel, Ltd.	2,940	61,592
	KT&G Corp.	1,192	71,410
*	KTB Securities Co., Ltd.	8,400	18,574
*	Kumho Industrial Co., Ltd.	4,330	42,643
	Kyobo Securities Co., Ltd.	2,560	14,605
*	LG Chemical, Ltd.	860	49,283
*	LG Corp.	3,159	87,482
	LG Dacom Corp.	5,290	69,956
* #	LG Display Co., Ltd. ADR	14,700	139,944
	LG Electronics, Inc.	1,665	85,114
*	LG Fashion Corp.	1,620	21,118
	LG Household & Healthcare Co., Ltd.	408	49,084
	LG International Corp.	3,020	39,207
*	LG Life Sciences, Ltd.	1,620	46,487
*	LG Telecom, Ltd.	10,460	69,927
	LIG Insurance Co., Ltd.	3,960	32,123
*	Lotte Chilsung Beverage Co., Ltd.	133	83,245
*	Lotte Confectionary Co., Ltd.	99	86,795
*	Lotte Midopa Co., Ltd.	3,520	19,379
	Lotte Shopping Co., Ltd.	859	117,066
*	LS Corp.	1,180	62,852
*	LS Industrial Systems Co., Ltd.	780	26,556
	Macquarie Korea Infrastructure Fund	19,396	71,045
	Meritz Fire Marine Insurance Co., Ltd.	11,480	29,165
	Meritz Securities Co., Ltd.	69,570	45,109
#	Mirae Asset Securities Co., Ltd.	1,473	77,703
*	Namhae Chemical Corp.	3,350	52,243
*	Namyang Dairy Products Co., Ltd.	98	32,823
	NCsoft Corp.	850	38,299
	NH Investment & Securities Co., Ltd.	7,820	36,908
*	Nong Shim Co., Ltd.	439	63,527
*	ORION Corp.	486	49,213
*	Ottogi Corp.	244	23,353
*	Pacific Corp.	292	19,513
	POSCO ADR	7,044	447,435
	S1 Corp.	658	22,471

63

*	Saehan Industries, Inc.	10,460	54,041
*	Samchully Co., Ltd.	210	18,094
	Samsung Card Co., Ltd.	2,855	77,049
	Samsung Corp.	2,378	69,634
	Samsung Electro-Mechanics Co., Ltd.	6,270	153,554
	Samsung Electronics Co., Ltd.	1,286	447,142
	Samsung Engineering Co., Ltd.	662	25,730
	Samsung Fine Chemicals Co., Ltd.	1,870	57,283
	Samsung Fire and Marine Insurance, Ltd.	299	35,351
	Samsung Heavy Industries Co., Ltd.	1,040	19,822
	Samsung SDI Co., Ltd.	5,090	244,972
#	Samsung Securities Co., Ltd.	1,182	52,864
	Samsung Techwin Co., Ltd.	2,204	45,211
*	Samyang Corp.	1,810	36,245
*	Seah Besteel Corp.	1,820	19,787
#	Seoul Securities Co., Ltd.	68,780	51,131
*	Shinhan Financial Group Co., Ltd. ADR	6,180	246,397
	Shinsegae Co., Ltd.	111	35,524
*	Sindo Ricoh Co., Ltd.	590	22,417
	SK Chemicals Co., Ltd.	1,590	38,193
	SK Co., Ltd.	3,005	220,812
	SK Energy Co., Ltd.	1,412	80,432
	SK Gas Co., Ltd.	560	20,418
*	SK Networks Co., Ltd.	8,560	55,445
	SK Telecom Co., Ltd.	191	28,500
	SK Telecom Co., Ltd. ADR	2,400	39,240
* #	SKC Co., Ltd.	2,090	19,667
	S-Oil Corp.	843	35,484
*	Ssangyong Cement Industry Co., Ltd.	4,260	18,435
*	STX Corp.	3,080	43,678
*	STX Engine Co., Ltd.	2,110	33,809
*	STX Pan Ocean Co., Ltd.	10,200	73,173
*	STX Shipbuilding Co., Ltd.	4,940	49,992
	Sunkyong Securities Co., Ltd.	15,120	15,969
*	Tae Kwang Industrial Co., Ltd.	45	29,675
*	Taeyoung Engineering & Construction	9,530	30,705
*	Tai Han Electric Wire Co., Ltd.	3,780	42,031
	Tong Yang Securities, Inc.	13,340	70,878
*	Woongjin Coway Co., Ltd.	2,960	54,381
*	Woongjin.Com Co., Ltd.	1,870	15,298
	Woori Investment & Securities Co., Ltd.	12,680	152,522
*	Youngone Corp.	10,170	47,572
*	Youngpoong Corp.	97	38,474
*	Yuhan Corp.	300	43,417

TOTAL — SOUTH KOREA			11,463,603

SPAIN — (2.8%)
COMMON STOCKS — (2.8%)
	Abengoa SA	5,851	91,141
	Abertis Infraestructuras SA	18,024	291,435
	Acciona SA	2,265	255,130

64

#	Acerinox SA	18,950	246,871
	Actividades de Construccion y Servicios SA	9,111	365,564
	Antena 3 de Television SA	11,791	55,327
	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	144,220	1,339,804
#	Banco de Sabadell SA	62,933	315,148
	Banco de Valencia SA	14,752	146,695
	Banco Espanol de Credito SA	8,490	77,377
	Banco Guipuzcoano SA	11,668	77,900
	Banco Pastor SA	19,660	116,567
#	Banco Popular Espanol SA	54,160	371,128
	Banco Santander Central Hispano SA	198,036	1,602,524
	Banco Santander SA Sponsored ADR	157,920	1,238,093
	Bankinter SA	34,895	301,374
*	Baron de Ley SA	155	6,101
	Bolsas y Mercados Espanoles	8,287	179,578
	Campofrio Food Group SA	3,061	33,565
	Cementos Portland Valderrivas SA	517	15,063
	Cia Espanola de Petroleous SA	1,208	105,153
	Cintra Concesiones de Infraestructuras de Transporte SA	10,426	51,603
	Construcciones y Auxiliar de Ferrocarriles SA	91	24,791
*	Corporacion Dermoestetica	4,933	19,292
	Duro Felguera SA	7,573	43,997
	Ebro Puleva SA	10,346	127,705
	Elecnor SA	4,850	41,697
	Enagas SA	12,546	217,502
	Faes Farma SA	15,321	66,243
	Fomento de Construcciones y Contratas SA	6,773	176,532
	Gamesa Corporacion Tecnologica SA	5,946	99,581
	Gas Natural SDG SA	8,466	203,306
	Gestevision Telecinco SA	9,193	78,866
	Grifols SA	5,464	95,748
	Grupo Catalana Occidente SA	5,209	79,453
	Grupo Empresarial Ence SA	5,055	14,744
	Grupo Ferrovial SA	10,271	272,383
	Iberdrola SA	35,047	271,373
	Iberia Lineas Aereas de Espana SA	10,239	23,592
	Indra Sistemas SA	3,869	77,745
	Industria de Diseno Textil SA	2,944	112,043
*	La Seda de Barcelona SA	20,982	9,353
*	Laboratorios Almirall SA	4,936	41,091
*	Natraceutical SA	6,210	3,794
	NH Hoteles SA	2,736	11,303
	Obrascon Huarte Lain SA	1,041	12,103
	Pescanova SA	1,111	41,112
	Promotora de Informaciones SA	2,904	7,445
	Prosegur Cia de Seguridad SA	876	26,830
*	Realia Business SA	32,703	69,604
	Red Electrica Corporacion SA	4,437	182,251
	Repsol YPF SA Sponsored ADR	32,718	581,399
#	Sacyr Vallehermoso SA	10,921	93,137
	Sol Melia SA	3,279	16,523
	SOS Cuetara SA	4,478	54,428

65

	Tecnicas Reunidas SA	769	19,883
*	Tecnocom Telecomunicaciones y Energia SA	10,169	47,690
	Telefonica SA Sponsored ADR	10,475	561,565
	Tubacex SA	15,121	39,019
	Tubos Reunidos SA	3,357	8,364
	Union Fenosa SA	1,956	44,018
	Vidrala SA	1,196	23,707
	Viscofan SA	6,063	113,737
	Vocento SA	1,129	5,008
	Zardoya Otis SA	4,994	89,184
*	Zeltia SA	8,127	38,248

TOTAL — SPAIN			11,470,530

SWEDEN — (1.2%)
COMMON STOCKS — (1.2%)
	Aarhuskarlshamn AB	1,325	18,845
	AF AB Series B	1,031	12,802
	Alfa Laval AB	13,757	95,902
	Assa Abloy AB Series B	9,620	96,210
	Atlas Copco AB Series A	3,600	24,137
	Atlas Copco AB Series B	4,000	23,742
	Axfood AB	2,200	41,691
	Axis Communications AB	3,800	22,681
	B&B Tools AB	1,800	10,657
	Billerud AB	5,000	10,065
*	Biovitrum AB	5,118	30,872
	Boliden AB	9,800	19,797
	Cardo AB	1,400	20,800
	Clas Ohlson AB Series B	4,200	34,166
	D. Carnegie & Co. AB	4,000	8,511
#	Electrolux AB Series B	34,257	246,637
#	Elekta AB Series B	6,495	73,544
	Eniro AB	34,819	44,721
	G & L Beijer AB Series B	1,454	21,157
	Getinge AB	5,937	78,887
	Hakon Invest AB	9,006	92,875
	Haldex AB	3,400	12,093
	Hennes & Mauritz AB Series B	4,343	167,585
#	Hexagon AB	9,900	33,041
	Hoganas AB Series B	2,100	18,100
	Holmen AB Series B	8,144	166,481
	Husqvarna AB Series A	4,700	18,847
#	Husqvarna AB Series B	13,986	58,277
	Industrial & Financial Systems AB Series B	3,666	18,026
	Intrum Justitia AB	6,567	53,515
	JM AB	5,300	27,049
*	Lindab International AB	1,900	10,670
*	Loomis AB	1,221	9,049
* #	Lundin Petroleum AB	29,877	147,035
	Meda AB Series A	20,241	134,178
	Modern Times Group AB Series B	3,199	54,455

66

	Munters AB	9,072	40,876
	NCC AB Series B	1,700	10,304
	NIBE Industrier AB	5,028	30,088
	Nobia AB	25,146	51,830
	Nordea Bank AB	91,544	484,035
* #	Oriflame Cosmetics SA	1,675	39,567
*	Pa Resources AB	4,192	7,665
	Peab AB Series B	6,195	19,280
	Q-Med AB	2,528	9,318
*	Ratos AB	6,091	78,541
*	Rezidor Hotel Group AB	8,800	15,396
	Sandvik AB	12,296	62,740
* #	SAS AB	5,500	28,896
	Scania AB Series A	4,604	37,715
	Scania AB Series B	2,800	22,484
	Securitas AB Series B	6,105	48,935
#	Skandinaviska Enskilda Banken AB Series A	11,584	49,280
	Skanska AB Series B	11,826	100,706
	SKF AB Series A	1,000	8,600
	SKF AB Series B	11,460	95,738
	SSAB Svenskt Stal AB Series A	3,700	25,978
	SSAB Svenskt Stal AB Series B	3,240	21,286
	Svenska Cellulosa AB Series B	44,694	348,713
	Svenska Handelsbanken AB Series A	22,249	242,550
	Swedbank AB Series A	7,312	25,630
	Swedish Match AB	3,800	51,265
	Tele2 AB Series B	21,576	173,895
	Telefonaktiebolaget LM Ericsson Series B	21,792	171,474
	Telefonaktiebolaget LM Erricson Sponsored ADR	44,700	357,153
	TeliaSonera AB	34,862	152,877
	Trelleborg AB Series B	700	3,661
	Volvo AB Series A	16,161	65,810
#	Volvo AB Series B	46,957	187,200
	Volvo AB Sponsored ADR	1,200	4,788

TOTAL — SWEDEN			5,031,374

SWITZERLAND — (5.5%)
COMMON STOCKS — (5.5%)
	ABB, Ltd.	25,613	332,601
	ABB, Ltd. Sponsored ADR	43,600	568,980
	Acino Holding AG	190	34,640
*	Actelion, Ltd.	2,739	148,637
	Adecco SA	15,663	525,823
	Allreal Holding AG	416	40,599
*	Aryzta AG	10,223	255,179
	Bachem Holdings AG	353	23,017
	Baloise-Holding AG	6,336	393,080
	Bank Coop AG	1,724	110,666
	Bank Sarasin & Cie Series B	2,435	58,518
	Banque Cantonale de Geneve	54	9,967
	Banque Cantonale Vaudoise	336	94,234

67

	Banque Privee Edmond de Rothschild SA	1	22,370
	Barry Callebaut AG	178	79,645
*	Basilea Pharmaceutica AG	441	54,926
	Basler Kantonalbank	520	51,492
	Belimo Holdings AG	16	10,188
*	Bell Holding AG	22	27,451
	Bellevue Group AG	634	20,194
	Berner Kantonalbank	416	80,433
	BKW FMB Energie AG	849	72,809
	Bobst Group AG	567	15,216
	Bucher Industries AG	542	53,402
	Burckhardt Compression Holding AG	319	34,408
*	Centralschweizerische Kraftwerke AG	106	36,475
	Charles Voegele Holding AG	1,209	32,742
	Ciba Holding AG	3,355	141,490
	Clariant AG	17,675	87,717
*	Compagnie Financiere Richemont SA Series A	25,724	377,022
	Conzzeta AG	29	38,811
	Credit Suisse Group AG	43,068	1,099,161
	Credit Suisse Group AG Sponsored ADR	28,818	734,571
	Daetwyler Holding AG	1,121	42,452
	Dufry Group	2,037	32,881
	EFG International AG	7,550	91,569
*	Elektrizitaets-Gesellschaft Laufenberg AG	81	77,995
	Emmi AG	291	27,812
	EMS-Chemie Holding AG	886	63,345
	Energiedienst Holding AG	756	29,313
	Flughafen Zuerich AG	319	71,432
	Forbo Holding AG	181	29,303
#	Galenica Holding AG	130	40,683
	Geberit AG	1,081	104,625
	George Fisher AG	315	51,864
	Givaudan SA	720	487,683
	Gurit Holding AG	45	14,526
	Helvetia Holding AG	327	68,909
	Holcim, Ltd.	25,193	1,015,736
	Industrieholding Cham AG	170	28,547
	Interroll-Holding SA	2	504
#	Jelmoli Holding AG	50	97,301
	Julius Baer Holdings, Ltd. AG	10,127	300,321
*	Kardex AG	1,417	35,254
	Komax Holding AG	280	13,248
	Kudelski SA	3,132	29,115
	Kuehne & Nagel International AG	3,286	180,734
	Kuoni Reisen Holding AG	295	84,024
	Lindt & Spruengli AG	5	96,208
*	Logitech International SA	10,089	97,785
	Lonza Group AG	5,284	482,173
	Luzerner Kantonalbank AG	94	20,086
*	Metall Zug AG	27	47,121
* #	Meyer Burger Technology AG	122	9,260
	Mobimo Holding AG	558	64,759

68

	Nestle SA	26,233	906,594
	Nobel Biocare Holding AG	5,337	81,841
	Novartis AG ADR	69,100	2,851,066
* #	Oerlikon Corp.	566	19,364
	Panalpina Welttransport Holding AG	1,540	76,335
	Partners Group Holdings AG	339	22,515
*	Petroplus Holdings AG	3,009	59,104
	Phoenix Mecano AG	102	29,810
*	Precious Woods Holding AG	1,004	30,625
	PubliGroupe SA	194	12,854
*	Quadrant AG	272	10,655
	Rieters Holdings AG	386	43,351
	Roche Holding AG Bearer	462	68,399
	Roche Holding AG Genusschein	9,111	1,279,045
	Romande Energie Holding SA	34	57,804
	Schindler Holding AG	1,376	59,950
*	Schmolz + Bickenbach AG	1,884	31,141
	Schulthess Group AG	1,000	32,559
	Schweiter Technology AG	112	35,546
	Schweizerische National Versicherungs Gesellschaft	37	19,083
	SGS SA	180	190,402
	Sika AG	220	173,104
	Sonova Holding AG	1,488	71,692
	St. Galler Kantonalbank	225	73,788
#	Straumann Holding AG	472	72,261
	Sulzer AG	2,533	125,919
	Swatch Group AG	3,405	379,194
	Swiss Life Holding AG	3,912	212,183
	Swiss Re	24,964	662,319
	Swisscom AG	529	166,264
	Syngenta AG ADR	26,600	1,027,292
	Tamedia AG	237	9,593
	Tecan Group AG	810	26,771
* #	Temenos Group AG	1,408	12,321
	The Swatch Group AG	5,478	121,581
*	UBS AG	1,982	24,855
*	UBS AG ADR	105,600	1,314,720
	Valiant Holding AG	1,732	301,025
	Valora Holding AG	177	25,559
*	Verwaltungs und Privat-Bank AG	523	52,595
	Von Roll Holding AG	7,586	40,216
	Vontobel Holdings AG	3,642	61,893
	Ypsomed Holdings AG	537	38,038
	Zehnder Holding AG	54	40,187
	Zuger Kantonalbank	15	51,689
	Zurich Financial SVCS AG	10,004	1,803,839
TOTAL COMMON STOCKS			22,309,973

RIGHTS/WARRANTS — (0.0%)
*	Von Roll Holding AG Rights 02/20/09	7,586	—

TOTAL — SWITZERLAND			22,309,973

69

TAIWAN — (1.8%)
COMMON STOCKS — (1.8%)
	Ability Enterprise Co., Ltd.	51,000	32,381
	Acbel Polytech, Inc.	108,000	39,509
	Acer, Inc.	31,465	39,075
	Advanced Semiconductor Engineering, Inc. ADR	26,331	42,130
	Altek Corp.	31,891	25,408
	Amtran Technology Co., Ltd.	84,000	25,499
	Asia Cement Corp.	75,160	52,885
	Asustek Computer, Inc.	94,495	85,567
	AU Optronics Corp.	126,000	89,040
	AU Optronics Corp. Sponsored ADR	11,964	84,705
	Bes Engineering Corp.	142,000	25,211
	Catcher Co., Ltd.	31,600	54,199
	Cathay Financial Holdings Co., Ltd.	38,100	36,999
	Cathay Real Estate Development Co., Ltd.	223,000	45,401
	Chang Hwa Commercial Bank	271,000	85,540
	Cheng Loong Corp.	159,000	29,645
	Cheng Shin Rubber Industry Co., Ltd.	45,000	31,442
	Cheng Uei Precision Industry Co., Ltd.	60,000	58,647
	Chi Mei Optoelectronic Corp.	317,350	96,819
*	Chia Hsin Cement Corp.	65,000	22,109
	Chicony Electronics Co., Ltd.	29,000	26,180
*	China Airlines	297,000	55,534
	China Chemical & Pharmaceutical Co.	99,000	36,240
	China Development Financial Holding Corp.	547,650	94,412
*	China Life Insurance Co., Ltd.	94,000	31,653
	China Man-Made Fiber Co., Ltd.	290,000	33,169
	China Metal Products Co., Ltd.	70,000	32,693
	China Motor Co., Ltd.	59,000	14,410
*	China Petrochemical Development Corp.	77,380	13,800
	China Steel Corp.	24,720	16,684
	China Synthetic Rubber Corp.	42,000	34,598
	Chinatrust Financial Holdings Co., Ltd.	324,571	107,141
	Chin-Poon Industrial Co., Ltd.	126,000	35,431
	Chung Hsin Electric & Machinery Co., Ltd.	81,000	31,028
	Chung Hung Steel Corp.	26,000	8,710
	Chungwa Picture Tubes Co., Ltd.	889,000	81,776
	Clevo Co.	40,000	30,849
*	CMC Magnetics Corp.	460,000	63,329
	Compal Communications, Inc.	38,000	24,610
	Compal Electronics, Inc.	146,730	74,348
	Compeq Manufacturing Co., Ltd.	112,000	13,655
	CTCI Corp.	37,444	23,248
	Cybertan Technology, Inc.	42,000	28,012
	Delta Electronics Industrial Co., Ltd.	16,000	25,102
	Depo Auto Parts Industrial Co., Ltd.	32,000	36,064
	D-Link Corp.	42,160	23,370
	E.Sun Financial Holding Co., Ltd.	348,880	80,220
	Elitegroup Computer Systems Co., Ltd.	205,000	34,085

70

	Epistar Corp.	85,169	77,502
	Eternal Chemical Co., Ltd.	104,300	45,083
*	Eva Airways Corp.	290,000	54,510
	Evergreen International Storage & Transport Corp.	56,000	25,746
	Evergreen Marine Corp., Ltd.	94,000	37,771
	Everlight Electronics Co., Ltd.	18,000	23,895
	Far East Textile, Ltd.	80,260	50,101
	Far Eastern Department Stores, Ltd.	110,650	50,114
*	Far Eastern International Bank	65,000	9,593
	Federal Corp.	123,000	35,973
	Feng Hsin Iron & Steel Co., Ltd.	23,000	24,711
	First Financial Holding Co., Ltd.	86,636	37,241
	First Steamship Co., Ltd.	40,000	37,271
	Formosa Chemicals & Fiber Co., Ltd.	68,000	72,881
	Formosa Plastics Corp.	49,000	69,651
	Formosa Taffeta Co., Ltd.	137,000	64,404
	Formosan Rubber Group, Inc.	117,000	37,385
	Foxconn Technology Co., Ltd.	4,400	8,979
	Fubon Financial Holding Co., Ltd.	100,000	59,979
	Giant Manufacture Co., Ltd.	15,000	31,807
	Giga-Byte Technology Co., Ltd.	53,000	18,670
	Goldsun Development & Construction Co., Ltd.	43,000	11,201
	Great Wall Enterprise Co., Ltd.	36,000	25,547
	Greatek Co., Ltd.	90,020	47,049
	Hey Song Corp.	82,000	22,829
	Highwealth Construction Corp.	33,604	13,984
	Hon Hai Precision Industry Co., Ltd.	19,550	34,427
	Hotai Motor Co., Ltd.	15,000	21,786
	HTC Corp.	3,000	28,466
	Hua Nan Financial Holding Co., Ltd.	77,520	36,606
	Hung Poo Construction Corp.	67,000	38,787
	Infortrend Technology, Inc.	58,000	39,711
	Innolux Display Corp.	149,600	113,661
	Inventec Corp.	200,400	53,274
*	Kenda Rubber Industrial Co., Ltd.	98,000	36,151
	King Yuan Electronics Co., Ltd.	218,000	39,913
*	King’s Town Bank	212,000	33,173
	Kinpo Electronics, Inc.	72,000	11,948
	Kinsus Interconnect Technology Corp.	22,000	19,471
	Knowledge-Yield-Excellence Systems Corp.	61,000	26,036
	Lee Chang Yung Chemical Industry Corp.	44,000	28,489
	Lien Hwa Industrial Corp.	53,549	18,090
	Lite-On Technology Corp.	156,315	94,050
	Macronix International Co., Ltd.	391,039	101,755
	Media Tek, Inc.	7,020	50,540
	Mega Financial Holding Co., Ltd.	404,000	118,450
	Merry Electronics Co., Ltd.	34,000	23,735
	Microelectronics Technology, Inc.	132,000	44,181
	Micro-Star International Co., Ltd.	108,000	52,216
	Mitac International Corp.	169,039	54,625
	Mitac Technology Corp.	95,000	37,004
	Nan Ya Plastic Corp.	44,000	43,118

71

*	Nan Ya Printed Circuit Board Corp.	9,000	16,847
	Nankang Rubber Tire Co., Ltd.	39,000	15,540
*	Nanya Technology Co., Ltd.	342,000	57,674
	National Petroleum Co., Ltd.	67,000	39,740
	Nien Hsing Textile Co., Ltd.	89,000	20,352
	Opto Tech Corp.	92,000	30,926
	Oriental Union Chemical Corp.	36,720	14,273
	Pan-International Industrial Corp.	50,700	40,252
	Phoenix Precision Technology Corp.	77,000	15,544
	Pou Chen Corp.	196,999	84,546
	President Chain Store Corp.	13,000	30,613
	Prince Housing & Development Corp.	26,780	3,544
	Qisda Corp.	102,760	18,416
	Quanta Computer, Inc.	25,750	24,417
	Radium Life Tech Corp.	135,000	37,857
	Realtek Semiconductor Corp.	48,160	52,389
*	Ritek Corp.	297,000	41,088
	Ruentex Development Co., Ltd.	24,000	11,990
	Ruentex Industries, Ltd.	49,000	25,482
	Sanyang Industrial Co., Ltd.	215,000	40,021
	Shihlin Electric & Engineering Corp.	25,000	20,520
	Shin Kong Financial Holding Co., Ltd.	530,849	123,050
	Shinkong Synthetic Fibers Co., Ltd.	200,000	23,322
*	Silicon Integrated Systems Corp.	317,000	47,521
	Siliconware Precision Industries Co., Ltd.	32,000	25,538
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	10,845
	Sincere Navigation Corp.	41,125	28,235
	Sinkong Spinning Co., Ltd.	70,000	26,859
	SinoPac Holdings Co., Ltd.	728,000	120,945
	Sunplus Technology Co., Ltd.	27,299	10,279
	Sunrex Technology Corp.	80,000	35,900
	Synnex Technology International Corp.	49,000	54,778
	Ta Chen Stainless Pipe Co., Ltd.	108,000	40,001
*	Ta Chong Bank, Ltd.	139,000	16,495
	Taichung Commercial Bank	69,000	11,896
	Tainan Spinning Co., Ltd.	140,000	24,981
	Taishin Financial Holdings Co., Ltd.	479,000	74,502
*	Taiwan Business Bank	338,000	64,614
	Taiwan Cement Corp.	170,400	113,690
	Taiwan Cooperative Bank	160,300	69,722
	Taiwan Fertilizer Co., Ltd.	61,000	98,205
	Taiwan Glass Industrial Corp.	87,960	42,998
	Taiwan Hon Chuan Enterprise Co., Ltd.	28,000	26,926
	Taiwan Life Insurance Co., Ltd.	26,250	12,046
	Taiwan Navigation Co., Ltd.	13,000	14,698
	Taiwan Secom Co., Ltd.	22,000	27,476
	Taiwan Semiconductor Manufacturing Co., Ltd.	74,095	91,028
	Taiwan Sogo Shinkong Security Co., Ltd.	52,000	22,165
	Taiwan Styrene Monomer Corp.	186,000	41,669
*	Taiwan Tea Corp.	108,000	33,745
*	Tatung Co., Ltd.	400,000	66,064
	Teco Electric & Machinery Co., Ltd.	274,000	75,522

72

	Test-Rite International Co., Ltd.	95,000	43,123
	The Ambassador Hotel	22,000	18,761
	Ton Yi Industrial Corp.	79,000	22,370
	Transcend Information, Inc.	30,000	54,169
	TSRC Corp.	35,000	25,098
	Tung Ho Steel Enterprise Corp.	46,000	30,347
	U-Ming Marine Transport Corp.	10,000	11,731
*	Union Bank of Taiwan	294,000	46,965
	Uni-President Enterprises Corp.	78,850	61,552
	United Microelectronics Corp.	533,530	113,892
*	Universal Cement Corp.	84,000	29,280
	Universal Scientific Industrial Co., Ltd.	44,000	9,513
	UPC Technology Corp.	146,000	39,281
	USI Corp.	132,000	44,594
*	Via Technologies, Inc.	19,000	6,201
	Walsin Lihwa Corp.	243,000	41,326
	Wan Hai Lines Co., Ltd.	26,150	10,585
	Waterland Financial Holdings	324,990	48,315
*	Wei Chuan Food Corp.	71,000	44,354
*	Winbond Electronics Corp.	161,000	14,609
	Wintek Corp.	183,000	31,858
	Wistron Corp.	58,228	40,623
	Wistron NeWeb Corp.	62,000	38,329
	Yageo Corp.	193,000	21,862
	Yang Ming Marine Transport Corp.	117,599	31,450
	Yieh Phui Enterprise Co., Ltd.	46,200	12,370
	Yuanta Financial Holding Co., Ltd.	101,000	37,977
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	151,980	29,888
	Yulon Motor Co., Ltd.	115,223	41,899
*	Yulon Nissan Motor Co., Ltd.	18,000	11,375
	Yung Tay Engineering Co., Ltd.	104,000	38,726
	Zyxel Communication Corp.	62,000	27,487

TOTAL — TAIWAN			7,503,758

THAILAND — (0.3%)
COMMON STOCKS — (0.3%)
	Advance Info Service PCL (Foreign)	16,300	34,964
	Bangkok Bank PCL (Foreign)	13,900	29,617
	Bangkok Bank PCL (Foreign) NVDR	20,200	41,885
	Bangkok Expressway PCL (Foreign)	112,000	51,892
	Bank of Ayudhya PCL (Foreign) NVDR	70,100	17,743
	Banpu Coal, Ltd.	8,800	56,376
	Banpu PCL (Foreign)	400	2,563
	Big C Supercenter PCL (Foreign)	46,100	49,442
	Charoen Pokphand Foods PCL (Foreign)	340,100	32,099
	Delta Electronics (Thailand) PCL (Foreign)	86,000	23,489
*	Electricity Generating PCL (Foreign)	22,000	43,729
*	Glow Energy PCL (Foreign)	61,900	40,718
	Hana Microelectronics PCL (Foreign)	139,200	43,792
	Italian-Thai Development PCL (Foreign) NVDR	621,100	45,830
	Kasikornbank PCL (Foreign)	10,200	13,273

73

	Kasikornbank PCL (Foreign) NVDR	28,100	36,165
	Krung Thai Bank PCL (Foreign)	179,200	20,398
	Precious Shipping PCL	165,000	50,022
	PTT Chemical PCL (Foreign)	66,400	59,345
	PTT Exploration & Production PCL (Foreign)	11,700	33,127
	PTT PCL (Foreign)	7,900	36,150
	Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	44,451
*	Siam City Bank PCL (Foreign)	100,800	20,036
	Siam City Cement PCL (Foreign)	13,200	48,700
	Siam Commercial Bank PCL (Foreign)	15,700	23,349
	Tata Steel (Thailand) PCL (Foreign)	1,030,600	28,001
	Thai Oil PCL (Foreign)	81,600	57,177
	Thai Union Frozen Products PCL (Foreign)	76,000	42,385
	The Siam Cement PCL (Foreign) NVDR	10,400	29,744
	Thoresen Thai Agencies PCL (Foreign)	82,900	41,492
*	TMB Bank PCL (Foreign)	1,311,300	21,002

TOTAL — THAILAND			1,118,956

TURKEY — (0.3%)
COMMON STOCKS — (0.3%)
	Akbank T.A.S.	27,466	78,980
*	Akenerji Elektrik Uretim A.S.	9,244	31,886
	Aksigorta A.S.	34,947	56,689
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	606	4,053
	Arcelik A.S	19,014	20,198
*	Asya Katilim Bankasi A.S.	15,598	10,022
*	Aygaz A.S.	35,134	40,873
	BIM BirlesikMagazalar A.S.	1,055	22,562
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,287	14,586
	Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	23,306
*	Dogan Sirketler Grubu Holding A.S.	63,211	23,696
	Dogus Otomotiv Servis ve Ticaret A.S.	11,261	13,122
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	74,964	37,562
	Enka Insaat ve Sanayi A.S.	709	2,300
	Eregli Demir ve Celik Fabrikalari Turk A.S.	36,268	77,991
	Ford Otomotiv Sanayi A.S.	19,042	48,636
*	Koc Holding A.S. Series B	39,391	54,912
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	52,992	40,001
*	Sekerbank T.A.S.	18,468	11,079
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	59,680	51,886
*	TAV Havalimanlari Holding A.S.	6,596	11,243
	Tupras-Turkiye Petrol Rafinerileri A.S.	7,892	74,774
	Turcas Petrol A.S.	24,681	36,510
*	Turk Ekonomi Bankasi A.S.	54,324	23,895
*	Turk Hava Yollari Anonim Ortakligi A.S.	7,280	26,723
*	Turk Sise ve Cam Fabrikalari A.S.	34,650	20,262
	Turkcell Iletisim Hizmetleri A.S.	1,136	6,022
	Turkcell Iletisim Hizmetleri A.S. ADR	3,200	42,144
*	Turkiye Garanti Bankasi A.S.	61,127	82,642
*	Turkiye Halk Bankasi A.S.	17,538	45,123

74

	Turkiye Is Bankasi A.S.	16,132	35,787
*	Turkiye Sinai Kalkinma Bankasi A.S.	73,535	33,275
	Turkiye Vakiflar Bankasi T.A.O.	79,200	57,355
*	Yapi ve Kredi Bankasi A.S.	20,374	21,983
TOTAL COMMON STOCKS			1,182,078

RIGHTS/WARRANTS — (0.0%)
*	TAV Havalimanlari Holding A.S. Rights 02/13/09	6,596	3,492

TOTAL — TURKEY			1,185,570

UNITED KINGDOM — (15.6%)
COMMON STOCKS — (15.6%)
	Aberdeen Asset Management P.L.C.	110,232	204,807
	Admiral Group P.L.C.	7,927	102,783
	Aegis Group P.L.C.	130,851	144,150
	Aggreko P.L.C.	8,159	45,924
	Amec P.L.C.	42,824	348,191
	Amlin P.L.C.	57,194	316,871
	Anglo American P.L.C.	56,579	1,017,769
	Anglo Pacific Group P.L.C.	10,303	13,715
	Anite P.L.C.	13,857	5,622
*	Antisoma P.L.C.	130,297	52,408
	Antofagasta P.L.C.	57,429	345,329
	Arena Leisure P.L.C.	29,322	9,444
*	Aricom P.L.C.	71,567	20,552
	ARM Holdings P.L.C.	87,084	115,158
	ARM Holdings P.L.C. Sponsored ADR	10,000	40,100
	Arriva P.L.C.	25,240	166,748
	Ashmore Group P.L.C.	27,484	50,364
	Ashtead Group P.L.C.	100,012	57,645
	Associated British Foods P.L.C.	30,254	289,529
	Assura Group, Ltd.	5,348	3,052
	AstraZeneca P.L.C. Sponsored ADR	12,300	473,919
	Atkins WS P.L.C.	9,317	74,986
*	Autonomy Corp. P.L.C.	9,282	145,959
	Aveva Group P.L.C.	1,771	15,298
	Aviva P.L.C.	240,528	1,086,617
*	Axis-Shield P.L.C.	9,938	45,735
	Babcock International Group P.L.C.	31,122	226,905
	BAE Systems P.L.C.	113,339	657,831
	Balfour Beatty P.L.C.	32,753	174,841
	Banco Santander SA	412	3,277
	Barclays P.L.C.	630,950	929,125
	Barclays P.L.C. Sponsored ADR	11,067	63,193
	Barr (A.G.) P.L.C.	923	15,158
	BBA Aviation P.L.C.	55,478	59,068
	Beazley Group P.L.C.	38,930	71,669
	Bellway P.L.C.	17,958	148,925
	BG Group P.L.C.	26,397	361,919
	BG Group P.L.C. Sponsored ADR	400	27,224

75

	BHP Billiton P.L.C.	11,281	188,565
	BHP Billiton P.L.C. ADR	5,100	172,533
	Bodycote P.L.C.	34,225	60,033
	Bovis Homes Group P.L.C.	1,333	7,412
	BP P.L.C.	1,306	9,249
	BP P.L.C. Sponsored ADR	96,420	4,094,957
	Brammer P.L.C.	4,486	6,747
	Brewin Dolphin Holdings P.L.C.	10,185	16,580
	Brit Insurance Holdings P.L.C.	39,724	115,980
	British Airways P.L.C.	46,446	80,136
	British American Tobacco P.L.C.	12,488	342,417
	British American Tobacco P.L.C. Sponsored ADR	1,800	99,180
	British Sky Broadcasting Group P.L.C. Sponsored ADR	4,853	138,650
	Britvic P.L.C.	9,086	30,145
	BSS Group P.L.C.	19,643	74,508
	BT Group P.L.C. Sponsored ADR	15,400	234,696
*	BTG P.L.C.	12,819	27,444
	Bunzl P.L.C.	13,833	113,137
	Burberry Group P.L.C.	53,441	194,799
	Cable and Wireless P.L.C.	207,835	470,772
	Cadbury P.L.C.	3,371	27,059
	Cadbury P.L.C. Sponsored ADR	8,700	281,010
*	Cairn Energy P.L.C.	9,528	249,746
	Camellia P.L.C.	488	36,801
	Capita Group P.L.C.	16,762	168,535
	Care UK P.L.C.	10,726	49,733
	Carillion P.L.C.	63,128	212,928
	Carnival P.L.C.	15,763	287,153
	Carnival P.L.C. ADR	2,344	42,309
	Carphone Warehouse Group P.L.C.	79,276	115,563
	Castings P.L.C.	1,976	4,088
	Catlin Group, Ltd.	41,987	210,983
	Centrica P.L.C.	91,334	339,817
*	Charter International P.L.C.	20,786	115,747
	Chemring Group P.L.C.	2,135	70,909
	Chesnara P.L.C.	16,414	30,021
	Chloride Group P.L.C.	19,026	37,046
	Close Brothers Group P.L.C.	16,392	117,701
	Cobham P.L.C.	81,906	252,670
*	Colt Telecom Group SA	50,348	57,179
	Compass Group P.L.C.	53,254	263,534
	Computacenter P.L.C.	32,550	54,000
	Connaught P.L.C.	12,993	67,433
	Consort Medical P.L.C.	2,001	13,674
	Cookson Group P.L.C.	32,380	43,973
	Cranswick P.L.C.	7,431	65,685
	Croda International P.L.C.	10,466	75,388
*	CSR P.L.C.	24,402	64,161
	Daily Mail & General Trust P.L.C. Series A	31,357	119,025
	Dairy Crest Group P.L.C.	14,233	41,136
*	Dana Petroleum P.L.C.	12,950	168,992
	Davis Service Group P.L.C.	17,829	63,742

76

	De la Rue P.L.C.	17,287	233,463
	Debenhams P.L.C.	129,733	58,745
	Delta P.L.C.	39,438	57,312
	Development Securities P.L.C.	9,394	37,247
	Devro P.L.C.	9,992	11,966
	Diageo P.L.C.	11,221	150,557
	Diageo P.L.C. Sponsored ADR	2,500	135,850
	Dicom Group P.L.C.	7,332	14,356
	Dignity P.L.C.	3,057	27,057
	Dimension Data Holdings P.L.C.	198,896	102,922
	Diploma P.L.C.	14,328	23,848
	Domino Printing Sciences P.L.C.	20,220	57,183
	Drax Group P.L.C.	15,476	124,374
	DS Smith P.L.C.	59,889	70,039
	DSG International P.L.C.	76,308	24,263
	E2V Technologies P.L.C.	2,650	3,435
*	easyJet P.L.C.	25,904	111,601
	Electrocomponents P.L.C.	60,447	114,414
	Elementis P.L.C.	33,086	21,980
*	Emerald Energy P.L.C.	7,877	45,517
	Enterprise Inns P.L.C.	9,668	6,756
	Euromoney Institutional Investor P.L.C.	11,249	37,041
	Evolution Group P.L.C.	21,433	27,906
	Experian P.L.C.	50,340	313,299
	F&C Asset Management P.L.C.	3,888	4,091
	Fenner P.L.C.	38,414	33,829
	Fidessa Group P.L.C.	2,349	20,762
	Filtrona P.L.C.	29,346	53,375
	Firstgroup P.L.C.	36,604	143,858
	Forth Ports P.L.C.	3,947	41,837
	Friends Provident P.L.C.	381,392	455,022
	G4S P.L.C.	92,091	254,276
	Galliford Try P.L.C.	34,352	17,335
	Game Group P.L.C.	50,133	103,617
*	Gem Diamonds, Ltd.	9,482	30,318
	Genus P.L.C.	7,062	67,951
	GKN P.L.C.	71,998	87,798
	GlaxoSmithKline P.L.C. Sponsored ADR	22,100	779,246
	Greene King P.L.C.	1,203	7,351
	Greggs P.L.C.	533	27,269
	Halfords Group P.L.C.	9,570	34,533
	Halma P.L.C.	31,900	84,110
	Hampson Industries P.L.C.	11,706	14,031
	Hansard Global P.L.C.	17,609	37,555
*	Hardy Oil & Gas P.L.C.	6,768	14,935
	Hardy Underwriting Group P.L.C.	1,763	7,363
*	Hargreaves Lansdown P.L.C.	12,626	30,336
	Hays P.L.C.	65,299	70,958
	Helical Bar P.L.C.	6,415	28,948
	Helphire P.L.C.	18,218	10,573
*	Henderson Group P.L.C.	113,395	123,248
*	Heritage Oil, Ltd.	15,730	46,272

77

	Hikma Pharmaceuticals P.L.C.	18,463	95,061
	Hill & Smith Holdings P.L.C.	6,525	17,248
	Hiscox, Ltd.	55,639	252,473
	HMV Group P.L.C.	15,392	30,607
	Hochschild Mining P.L.C.	26,850	57,628
	Holidaybreak P.L.C.	14,216	38,740
	Home Retail Group P.L.C.	49,224	145,972
	Homeserve P.L.C.	3,407	48,292
	HSBC Holdings P.L.C.	477	3,701
	HSBC Holdings P.L.C. Sponsored ADR	97,400	3,783,016
	Hunting P.L.C.	12,524	70,967
	ICAP P.L.C.	31,547	107,150
	IG Group Holdings P.L.C.	17,063	71,477
*	Imagination Technologies Group P.L.C.	28,730	24,187
	IMI P.L.C.	39,971	154,587
	Imperial Tobacco Group P.L.C.	26,291	718,910
	Imperial Tobacco Group P.L.C. ADR	1,300	70,980
	Inchcape P.L.C.	12,151	6,603
	Informa P.L.C.	51,678	179,132
	Inmarsat P.L.C.	18,008	106,582
	Intercontinental Hotels Group P.L.C. ADR	14,100	105,186
	Intermediate Capital Group P.L.C.	12,030	66,737
	International Personal Finance P.L.C.	39,827	73,422
	International Power P.L.C.	224,670	881,174
	Interserve P.L.C.	16,718	48,061
	Intertek Group P.L.C.	6,743	82,970
*	Invensys P.L.C.	49,272	109,800
	Investec P.L.C.	69,938	251,983
*	IP Group P.L.C.	40,893	31,787
	ITV P.L.C.	561,928	222,701
	James Fisher & Sons P.L.C.	7,969	41,465
	Jardine Lloyd Thompson Group P.L.C.	12,197	79,472
	JJB Sports P.L.C.	17,573	2,030
	JKX Oil and Gas P.L.C.	5,891	17,154
	John Wood Group P.L.C.	60,249	168,787
	Johnson Matthey P.L.C.	23,601	331,027
	Kazakhmys P.L.C.	17,240	54,988
	Kcom Group P.L.C.	56,484	12,632
	Keller Group P.L.C.	8,282	73,500
	Kesa Electricals P.L.C.	55,581	80,989
	Kier Group P.L.C.	5,521	79,540
	Kingfisher P.L.C.	390,107	780,749
	Ladbrokes P.L.C.	52,143	136,067
	Laird P.L.C.	3,587	4,561
	Laura Ashley Holdings P.L.C.	51,893	7,684
	Lavendon Group P.L.C.	16,852	25,870
	Legal and General Group P.L.C.	663,529	590,321
	Lloyds Banking Group P.L.C.	82,098	106,949
	Lloyds Banking Group P.L.C. Sponsored ADR	16,100	83,881
	Logica P.L.C.	173,998	164,750
	London Stock Exchange Group P.L.C.	21,928	151,483
	Lonmin P.L.C.	14,902	185,049

78

	Low & Bonar P.L.C.	44,867	19,122
	Man Group P.L.C.	244,093	724,699
	Marks & Spencer Group P.L.C.	229,084	761,798
	Marshalls P.L.C.	34,860	35,144
	Marston’s P.L.C.	2,435	3,646
	Mcbride P.L.C.	20,518	37,200
	Meggitt P.L.C.	118,866	237,098
	Melrose P.L.C.	49,820	47,770
	Melrose Resources P.L.C.	2,371	6,578
	Michael Page International P.L.C.	20,330	63,963
	Millennium and Copthorne Hotels P.L.C.	7,179	24,318
	Misys P.L.C.	21,586	36,149
	Mitchells & Butlers P.L.C.	2,195	5,866
	Mitie Group P.L.C.	38,494	112,533
	Mondi P.L.C.	67,421	177,746
	Morgan Crucible Co. P.L.C.	34,128	47,212
	Morgan Sindall P.L.C.	6,889	54,570
	Mothercare P.L.C.	14,465	82,171
	Mouchel Group P.L.C.	5,749	31,841
	N Brown Group P.L.C.	11,991	33,748
	National Express Group P.L.C.	12,869	60,536
	National Grid P.L.C.	3,156	29,454
	National Grid P.L.C. Sponsored ADR	10,000	466,600
	Next P.L.C.	12,985	220,502
	Northern Foods P.L.C.	36,911	28,476
	Northgate P.L.C.	16,498	18,625
	Northumbrian Water Group P.L.C.	37,026	125,617
	Novae Group P.L.C.	11,261	52,119
	Old Mutual P.L.C.	322,764	243,161
	Oxford Instruments P.L.C.	5,840	13,336
	PayPoint P.L.C.	4,568	29,366
	Pearson P.L.C.	3,121	29,797
	Pearson P.L.C. Sponsored ADR	59,132	562,345
	Pennon Group P.L.C.	22,477	146,406
	Persimmon P.L.C.	49,363	205,247
	Petrofac, Ltd.	18,548	111,645
	Premier Farnell P.L.C.	12,415	24,181
	Premier Foods P.L.C.	123,721	56,305
*	Premier Oil P.L.C.	8,734	89,100
	Provident Financial P.L.C.	7,074	79,396
	Prudential P.L.C.	133,912	643,688
	Prudential P.L.C. ADR	24,590	238,031
	Punch Taverns P.L.C.	8,432	5,370
	PV Crystalox Solar P.L.C.	37,163	49,095
	PZ Cussons P.L.C.	13,160	34,994
	Qinetiq P.L.C.	90,494	196,055
	Quintain Estates & Development P.L.C.	3,540	1,267
*	Rank Group P.L.C.	26,746	22,838
	Rathbone Brothers P.L.C.	5,677	59,883
	Reckitt Benckiser Group P.L.C.	10,751	414,048
	Reed Elsevier P.L.C. ADR	5,600	168,728
*	Regus P.L.C.	82,044	56,476

79

	Renishaw P.L.C.	5,546	26,355
	Rensburg Sheppards P.L.C.	2,793	16,123
	Rentokil Initial P.L.C.	186,918	114,593
	Restaurant Group P.L.C.	12,241	19,200
	Rexam P.L.C.	51,755	232,419
	Rightmove P.L.C.	14,038	34,131
	Rio Tinto P.L.C.	9,167	196,997
	Rio Tinto P.L.C. Sponsored ADR	100	8,675
	RM P.L.C.	12,287	30,273
	Robert Walters P.L.C.	18,804	30,793
	Robert Wiseman Dairies P.L.C.	97	460
	ROK P.L.C.	19,702	8,701
*	Rolls-Royce Group P.L.C.	134,964	644,270
	Rotork P.L.C.	4,228	42,094
	Royal Dutch Shell P.L.C. ADR	97,643	4,670,265
	Royal Dutch Shell P.L.C. Series B	1,788	42,446
	RPC Group P.L.C.	22,388	45,181
	RPS Group P.L.C.	25,621	50,368
	RSA Insurance Group P.L.C.	243,307	461,691
	SABmiller P.L.C.	59,548	972,701
	Sage Group P.L.C.	126,104	328,911
	Sainsbury (J.) P.L.C.	98,883	474,609
*	Salamander Energy P.L.C.	28,060	44,815
	Savills P.L.C.	10,559	36,908
	Schroders P.L.C.	18,321	201,556
	Schroders P.L.C. Non-Voting	9,829	90,947
	Scottish & Southern Energy P.L.C.	16,439	282,663
*	SDL P.L.C.	1,830	7,147
	Senior P.L.C.	81,796	34,917
	Serco Group P.L.C.	19,665	124,532
	Severfield-Rowen P.L.C.	871	1,883
	Severn Trent P.L.C.	13,573	213,992
	Shanks Group P.L.C.	31,414	44,354
	Shire P.L.C. ADR	3,900	170,313
	SIG P.L.C.	18,584	32,069
	Signet Jewelers, Ltd. ADR	2,350	16,544
	Smith & Nephew P.L.C. Sponsored ADR	6,000	218,160
	Smiths Group P.L.C.	16,965	209,594
	Smiths News P.L.C.	40,578	32,857
*	Soco International P.L.C.	7,498	107,629
	Southern Cross Healthcare, Ltd.	27,892	31,755
	Spectris P.L.C.	9,700	67,504
	Speedy Hire P.L.C.	541	640
	Spirax-Sarco Engineering P.L.C.	8,485	101,854
	Spirent Communications P.L.C.	84,310	46,629
	Sports Direct International P.L.C.	22,380	15,662
	SSL International P.L.C.	16,689	121,346
	ST Modwen Properties P.L.C.	24,250	39,767
	St. Jame’s Place P.L.C.	24,067	65,904
	Stagecoach Group P.L.C.	45,063	78,891
	Standard Chartered P.L.C.	138,929	1,755,457
	Standard Life P.L.C.	197,096	627,194

80

	Sthree P.L.C.	10,289	23,210
	Tate & Lyle P.L.C.	66,559	319,202
	Tesco P.L.C.	123,631	638,929
*	The Berkeley Group Holdings P.L.C.	13,099	149,399
	The Weir Group P.L.C.	26,702	127,949
	Thomas Cook Group P.L.C.	66,598	183,546
	Thomson Reuters P.L.C.	7,320	147,170
	Thomson Reuters P.L.C. ADR	1,295	157,368
	Thorntons P.L.C.	16,501	9,261
	Tomkins P.L.C.	42,408	72,251
	Tomkins P.L.C. Sponsored ADR	23,775	160,244
	Travis Perkins P.L.C.	13,895	63,908
	Trinity Mirror P.L.C.	2,801	1,913
	TUI Travel P.L.C.	35,287	114,120
	Tullett Prebon P.L.C.	40,442	88,980
	Tullow Oil P.L.C.	20,507	204,528
*	UK Coal P.L.C.	2,544	4,594
	Ultra Electronics Holdings P.L.C.	4,118	68,986
	Umeco P.L.C.	2,569	8,340
	Unilever P.L.C.	294	6,449
	Unilever P.L.C. Sponsored ADR	10,600	232,352
	United Business Media P.L.C.	18,331	127,784
	United Utilities Group P.L.C.	38,902	303,806
	United Utilities Group P.L.C. ADR	154	2,413
*	Vectura Group P.L.C.	30,168	27,421
	Vedanta Resources P.L.C.	11,606	91,712
	Venture Production P.L.C.	4,784	40,319
	Victrex P.L.C.	5,665	35,143
	Vodafone Group P.L.C.	13,189	24,496
	Vodafone Group P.L.C. Sponsored ADR	222,899	4,143,692
	VT Group P.L.C.	21,524	184,726
	Wellstream Holdings P.L.C.	1,970	13,551
	WH Smith P.LC.	13,058	63,416
	Whitbread P.L.C.	25,690	303,430
	William Hill P.L.C.	31,596	107,615
	William Morrison Supermarkets P.L.C.	174,580	681,930
	Wincanton P.L.C.	4,479	9,878
*	Wolfson Microelectronics P.L.C.	35,460	35,898
	Wolseley P.L.C.	35,021	86,814
	Wolseley P.L.C. ADR	1,000	2,470
*	WPP P.L.C.	641	3,606
*	WPP P.L.C. Sponsored ADR	6,000	167,820
	WSP Group P.L.C.	5,033	11,625
*	Xchanging P.L.C.	30,971	97,130
	Xstrata P.L.C.	25,820	210,950
	Yell Group P.L.C.	29,995	19,116
	Yule Catto & Co. P.L.C.	26,581	20,426

TOTAL — UNITED KINGDOM			63,535,985

81

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $4,030,000 FNMA 5.00%, 08/25/18, valued at $3,950,680) to be repurchased at $3,888,062	$3,888	3,888,000

		Shares

SECURITIES LENDING COLLATERAL — (4.8%)
§ @	DFA Short Term Investment Fund LP	18,728,489	18,728,489

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $826,330) to be repurchased at $810,147	$810	810,127

TOTAL SECURITIES LENDING COLLATERAL			19,538,616

TOTAL INVESTMENTS - (100.0%)
(Cost $522,505,466)##			$408,154,278

82

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

INTERNATIONAL SMALL COMPANY PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES - (99.3%)

Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	$958,661,244
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	898,427,659
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	451,019,863
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	309,617,362
Investment in the Canadian Small Company Series of the DFA Investment Trust Company	209,330,217
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $4,278,330,371)	2,827,056,345

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09
(Collateralized by $21,700,000 FNMA 5.00%, 08/25/18, valued
at $21,272,890) to be repurchased at $20,955,332 (Cost $20,955,000)	$20,955	20,955,000
TOTAL INVESTMENTS - (100.0%) (Cost $4,299,285,371)##		$2,848,011,345

JAPANESE SMALL COMPANY PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$111,268,902
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $225,847,544)##	$111,268,902

ASIA PACIFIC SMALL COMPANY PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$52,691,768
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $104,086,309)##	$52,691,768

1

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

UNITED KINGDOM SMALL COMPANY PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$21,793,719
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $37,123,534)##	$21,793,719

CONTINENTAL SMALL COMPANY PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$82,521,895
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $129,856,384)##	$82,521,895

2

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (14.2%)
COMMON STOCKS — (14.2%)
#	Abacus Property Group	3,441,385	$516,143
#	Ale Property Group	297,938	393,072
*	APN European Retail Property Group	1,407,977	46,709
	Aspen Group	1,726,414	410,339
	Aust Education Trust	280,584	52,329
	Babcock & Brown Japan Property Trust	2,188,340	501,362
#	Bunnings Warehouse Property Trust	1,099,713	1,194,184
#	Centro Retail Group	1,279,261	47,536
#	CFS Retail Property Trust	8,668,975	9,777,452
#	Challenger Diversified Property Group	1,301,874	412,631
	Challenger Wine Trust	24,925	5,785
#	Commonwealth Property Office Fund	8,329,358	4,442,895
	Dexus Property Group	15,614,326	7,351,879
	Galileo Japan Trust	1,357,585	50,031
	Goodman Group	7,957,303	3,484,880
#	GPT Group	19,009,335	9,006,128
#	ING Industrial Fund	4,308,310	403,357
#	ING Office Fund	5,625,492	1,742,505
#	ING Real Estate Community Living Group	1,520,223	52,728
	ING Real Estate Entertainment Fund	508,852	64,497
	Macquarie Country Wide Trust	5,459,873	825,257
	Macquarie DDR Trust	3,374,461	115,547
#	Macquarie Leisure Trust Group	727,299	504,283
	Macquarie Office Trust	17,635,306	2,069,810
	MFS Diversified Group	781,289	49,156
	Mirvac Industrial Trust	1,140,286	85,667
	Mirvac REIT	1,663,718	318,001
	Real Estate Capital Partners USA Property Trust	257,065	24,312
	Reckson New York Property Trust	235,060	14,858
*	Record Realty	596,040	2,661
*	Rubicon Europe Trust Group REIT	505,643	1,606
	Stockland Trust Group	6,385,976	14,507,745
#	Tishman Speyer Office Fund	1,359,035	143,404
	Trafalgar Corporate Group, Ltd.	40,000	11,573
#	Trinity Group	500,397	56,259
	Valad Property Group	7,138,068	186,454
#	Westfield Group Stapled	2,312,395	17,453,011

TOTAL — AUSTRALIA			76,326,046

1

BELGIUM — (1.9%)
COMMON STOCKS — (1.9%)
#	Befimmo S.C.A.	36,058	3,445,315
#	Cofinimmo SA	29,663	3,589,184
	Intervest Offices	19,448	486,476
	Leasinvest Real Estate	4,799	329,537
	Retail Estates	6,702	293,940
#	Warehouses De Pauw SCA	32,990	1,411,279
	Wereldhave Belgium	5,254	355,684

TOTAL — BELGIUM			9,911,415

CANADA — (4.4%)
COMMON STOCKS — (4.4%)
	Allied Properties REIT	56,700	577,982
#	Artis REIT	79,038	431,849
	Boardwalk REIT	110,766	2,414,496
#	Calloway REIT	178,664	1,717,797
#	Canadian Apartment Properties REIT	135,100	1,510,476
#	Canadian REIT	143,000	2,352,139
#	Chartwell Seniors Housing REIT	310,801	1,406,683
#	Cominar REIT	95,800	1,251,552
#	Dundee REIT	52,200	506,143
	Extendicare REIT	113,000	511,437
#	H&R REIT	212,600	1,411,265
#	Huntingdon REIT	133,900	27,299
#	Innvest REIT	241,400	624,047
	Interrent REIT	13,900	14,736
	Lanesborough REIT	29,600	73,381
#	Morguard REIT	100,300	732,057
#	Northern Property REIT	46,800	624,000
#	Primaris Retail REIT	140,400	1,134,649
	Riocan REIT	521,758	6,186,635
#	Royal Host REIT	48,548	136,588
	Whiterock REIT	4,737	56,757

TOTAL — CANADA			23,701,968

FRANCE — (9.2%)
COMMON STOCKS — (9.2%)
#	Acanthe Developement SA	160,682	278,994
	Affine SA	20,325	289,660
*	ANF SA	36,905	1,295,306
	Cegereal	14,439	378,401
#	Fonciere des Regions	66,071	4,033,804
*	ICADE	87,009	6,995,503
	Klepierre SA	365,804	8,702,463
#	Mercialys	97,412	2,877,771
	Societe de la Tour Eiffel	23,658	737,554
	Societe Immobiliere de Location pour l’Industrie et le Commerce	60,852	5,298,907
#	Unibail-Rodamco T	135,413	18,153,829

TOTAL — FRANCE			49,042,192

2

GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
	Alstria Office REIT AG	79,227	515,140

GREECE — (0.0%)
COMMON STOCKS — (0.0%)
	Eurobank Properties Real Estate Investment Co.	33,466	247,428

HONG KONG — (4.1%)
COMMON STOCKS — (4.1%)
#	Champion REIT	8,888,000	2,197,499
	GZI REIT	1,168,000	267,094
	Prosperity REIT	5,016,000	577,633
	Regal REIT	3,500,000	422,343
*	RREEF China Commercial Trust	336,000	97,721
	Sunlight REIT	2,757,000	497,710
	The Link REIT	9,451,665	17,680,483

TOTAL — HONG KONG			21,740,483

ITALY — (0.1%)
COMMON STOCKS — (0.1%)
*	Immobiliare Grande Distribuzione	368,066	512,387

JAPAN — (17.7%)
COMMON STOCKS — (17.7%)
#	Advance Residence Investment	207	684,363
	BLife Investment Corp.	119	250,804
#	Creed Office Investment Corp.	336	239,210
	CRESCENDO Investment Corp.	280	317,626
	DA Office Investment Corp.	864	1,467,117
#	Easset Investment Corp.	366	277,637
#	FC Residential Investment	50	76,471
#	Frontier Real Estate Investment Corp.	526	2,709,411
#	Fukuoka REIT Corp.	305	1,340,365
#	Global One Real Estate Investment Co.	379	3,021,117
	Hankyu REIT, Inc.	255	1,035,885
	Japan Excellent, Inc.	605	2,575,152
	Japan Hotel and Resort, Inc.	223	254,247
	Japan Logistics Fund, Inc.	501	2,756,032
#	Japan Prime Realty Investment Corp.	2,244	5,751,672

3

	Japan Real Estate Investment Corp.	1,445	13,023,593
#	Japan Rental Housing Investment, Inc.	191	155,887
#	Japan Retail Fund Investment	1,494	6,570,945
#	Japan Single-residence REIT	107	56,925
#	Joint REIT Investment Corp.	280	349,320
	Kenedix Realty Investment Corp.	669	1,743,499
	LCP Investment Corp.	181	88,887
	MID REIT, Inc.	639	1,019,876
#	Mori Hills REIT Investment Corp.	422	1,231,531
#	MORI TRUST Sogo REIT, Inc.	469	3,567,980
#	Nippon Accommodations Fund, Inc.	402	1,723,287
	Nippon Building Fund, Inc.	1,742	18,688,837
	Nippon Commercial Investment Corp.	904	595,370
#	Nippon Hotel Fund Investment Corp.	89	155,183
	Nippon Residential Investment Corp.	890	481,054
	Nomura Real Estate Office Fund, Inc.	1,178	7,411,092
	ORIX JREIT, Inc.	983	4,636,512
	Premier Investment Co.	472	1,469,627
#	Prospect Residential Investment Corp.	146	75,250
#	TGR Investment, Inc.	93	66,919
#	TOKYU REIT, Inc.	622	3,986,910
	Top REIT, Inc.	574	2,176,939
	United Urban Investment Corp.	743	3,043,468

TOTAL — JAPAN			95,076,000

NETHERLANDS — (3.7%)
COMMON STOCKS — (3.7%)
	Corio NV	170,018	7,273,375
#	Eurocommercial Properties NV	76,947	2,222,330
#	Nieuwe Steen Investments NV	114,303	1,900,718
	Vastned Offices/Industrial NV	52,203	551,691
	VastNed Retail NV	52,616	2,239,913
	Wereldhave NV	77,394	5,548,978

TOTAL — NETHERLANDS			19,737,005

NEW ZEALAND — (0.7%)
COMMON STOCKS — (0.7%)
	AMP NZ Office Trust	1,673,658	795,487
#	Goodman Property Trust	2,539,038	1,204,625
	ING Medical Properties Trust	22,921	13,246
#	ING Property Trust	1,294,065	412,504
#	Kiwi Income Property Trust	2,688,107	1,385,784
	Property for Industry, Ltd.	341,202	188,481

TOTAL — NEW ZEALAND			4,000,127

SINGAPORE — (3.5%)
COMMON STOCKS — (3.5%)
#	Ascendas REIT	3,948,800	3,730,768
#	Ascott Residence Trust	1,289,000	470,607
#	Cambridge Industrial Trust	2,338,000	435,711

4

#	Capitacommercial Trust	3,685,000	2,286,355
#	CapitaMall Trust	4,633,000	4,803,997
#	Capitaretail China Trust	1,852,000	878,110
#	Cdl Hospitality Trusts	1,343,000	573,000
	Frasers Centrepoint Trust	1,315,000	595,435
	Frasers Commercial Trust	1,593,000	238,991
	K-REIT Asia	196,000	80,227
	Macarthurcook Industrial REIT	183,000	30,617
#	Mapletree Logistics Trust	5,266,250	1,326,615
	Parkway Life REIT	404,000	210,338
	Starhill Global REIT	2,757,000	932,708
#	Suntec REIT	5,208,000	2,253,770

TOTAL — SINGAPORE			18,847,249

SOUTH AFRICA — (1.2%)
COMMON STOCKS — (1.2%)
	Capital Property Fund	870,921	490,341
	Emira Property Fund	996,437	1,034,752
	Fountainhead Property Trust	3,664,036	2,033,413
	SA Corporate Real Estate Fund	6,984,981	1,829,009
	Sycom Property Fund	492,781	890,801

TOTAL — SOUTH AFRICA			6,278,316

TAIWAN — (0.4%)
COMMON STOCKS — (0.4%)
	Cathay No.1 REIT	3,145,000	868,015
	Cathay No.2 REIT	1,279,000	336,001
	Fubon No.2 REIT	2,059,000	540,076
*	Shin Kong No.1 REIT	1,807,000	425,041

TOTAL — TAIWAN			2,169,133

UNITED KINGDOM — (12.3%)
COMMON STOCKS — (12.3%)
	A & J Mucklow Group P.L.C.	255,419	809,729
#	Big Yellow Group P.L.C.	326,728	798,404
#	British Land Co. P.L.C.	2,033,727	13,273,332
#	Brixton P.L.C.	1,259,022	1,559,201
#	Derwent London P.L.C.	487,068	4,207,662
#	Great Portland Estates P.L.C.	666,570	2,214,384
#	Hammerson P.L.C.	1,204,389	7,052,581
#	Land Securities Group P.L.C.	1,996,092	19,889,809
#	Liberty International P.L.C.	1,024,516	5,505,017
	McKay Securities P.L.C.	311,586	553,798
	Primary Health Properties P.L.C.	285,507	1,177,189
	Segro P.L.C	1,926,888	4,448,152
	Shaftesbury P.L.C.	798,081	3,114,173
	Town Centre Securities P.L.C.	450,904	455,996
	Warner Estate Holdings P.L.C.	418,366	134,117
#	Workspace Group P.L.C.	1,408,408	431,457

TOTAL — UNITED KINGDOM			65,625,001

5

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)

	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $4,720,000 FNMA 5.058%(r), 01/01/36, valued at $3,969,834) to be repurchased at $3,910,062	$3,910	3,910,000

		Shares
SECURITIES LENDING COLLATERAL — (25.8%)
§ @	DFA Short Term Investment Fund LP	137,550,221	137,550,221

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $684,786) to be repurchased at $671,375	$671	671,359

TOTAL SECURITIES LENDING COLLATERAL			138,221,580

TOTAL INVESTMENTS - (100.0%)
(Cost $989,100,289)##			$535,861,470

6

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANIES - (99.4%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	7,202,465	$83,116,446
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	20,605,203	72,530,315

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $219,078,771)		155,646,761

TEMPORARY CASH INVESTMENTS - (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio- Institutional Shares (Cost $892,411)	892,411	892,411

TOTAL INVESTMENTS - (100.0%) (Cost $219,971,182)##		$156,539,172

1

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.6%)
COMMON STOCKS — (4.6%)
#	ABB Grain, Ltd.	3,527,163	$14,676,408
	Adelaide Brighton, Ltd.	8,441,970	8,947,194
	Adtrans Group, Ltd.	113,076	142,738
	AED Oil, Ltd.	44,445	26,909
	Aevum, Ltd.	360,279	181,417
#	Alesco Corp., Ltd.	1,924,874	2,550,880
*	Alliance Resources, Ltd.	893,864	218,691
*	Altium, Ltd.	279,609	80,912
*	Amadeus Energy, Ltd.	1,986,783	349,347
	Amalgamated Holdings, Ltd.	1,449,260	4,154,716
	Amcom Telecommunications, Ltd.	5,033,436	348,514
	AP Eagers, Ltd.	80,177	261,276
#	APN News & Media, Ltd.	704,844	886,001
# *	Arana Therapeutics, Ltd.	206,295	110,790
	Ariadne Australia, Ltd.	388,607	54,088
	Asciano Group	890,000	610,809
	Atlas South Sea Pearl, Ltd.	113,450	12,880
#	Ausdrill, Ltd.	2,301,515	1,301,646
#	Ausenco, Ltd.	28,180	36,536
	Ausmelt, Ltd.	14,578	3,380
	Austal, Ltd.	654,587	749,972
# *	Austar United Communications, Ltd.	1,264,310	584,219
#	Austereo Group, Ltd.	6,361,682	4,760,220
#	Australian Agricultural Co., Ltd.	5,659,228	6,386,168
#	Australian Wealth Management, Ltd.	3,239,066	1,823,415
*	Auto Group, Ltd.	64,351	—
	Automotive Holdings Group, Ltd.	171,487	59,261
*	Avexa, Ltd.	732,851	31,634
	AWB, Ltd.	5,327,814	7,370,672
#	Beach Petroleum, Ltd.	14,249,758	6,843,309
#	Becton Property Group	1,806,554	107,054
#	Bendigo Bank, Ltd.	1,956,648	12,295,791
*	Bendigo Mining, Ltd.	3,716,063	384,328
*	Bisalloy Steel Group, Ltd.	1,943,303	290,172
#	Boom Logistics, Ltd.	1,659,893	613,634
#	Breville Group, Ltd.	2,458,212	1,029,780
#	Brickworks, Ltd.	266,159	1,767,467
	BSA, Ltd.	2,227,841	204,241
*	Buru Energy, Ltd.	1,901,784	214,447
*	Calliden Group, Ltd.	4,166,068	895,484
# *	Capral Aluminium, Ltd.	1,860,343	100,650

1

*	CDS Technologies, Ltd.	15,209	9,181
#	Centennial Coal Co., Ltd.	6,024,771	10,516,720
#	Challenger Financial Services Group, Ltd.	2,228,704	1,670,725
	Chandler Macleod Group, Ltd.	8,917	531
*	Circadian Technologies, Ltd.	144,361	60,717
*	Citigold Corp., Ltd.	9,179,399	1,289,537
	Clough, Ltd.	7,408,840	1,355,332
*	CMI, Ltd.	320,792	95,216
# *	Coal of Africa, Ltd.	1,168,363	598,680
# *	Commander Communications, Ltd.	2,777,174	144,699
	Consolidated Rutile, Ltd.	1,137,703	215,693
*	Copperco, Ltd.	1,811,991	57,567
*	Coventry Group, Ltd.	540,601	409,520
#	Crane Group, Ltd.	2,018,434	10,279,856
# *	CuDeco, Ltd.	377,327	508,129
*	Deep Yellow, Ltd.	5,006,288	402,586
	Devine, Ltd.	2,356,136	788,663
	Downer EDI, Ltd.	2,905,815	6,460,872
	Emeco Holdings, Ltd.	2,119,647	223,985
#	Energy Developments, Ltd.	4,166,819	5,808,920
#	Felix Resources, Ltd.	618,783	2,638,035
*	Ferraus, Ltd.	142,381	15,280
#	FKP Property Group	2,795,404	784,799
	FlexiGroup, Ltd.	181,780	36,829
	Forest Enterprises Australia, Ltd.	7,034,660	1,111,260
# *	Funtastic, Ltd.	2,704,933	264,256
#	Futuris Corp., Ltd.	20,327,284	7,226,850
*	Gale Pacific, Ltd.	245,196	7,717
	Gazal Corp., Ltd.	94,845	83,165
# *	Geodynamics, Ltd.	322,867	222,783
*	Globe International, Ltd.	401,909	33,215
	Goodman Fielder, Ltd.	3,955,198	3,807,633
	Gowing Bros., Ltd.	168,139	272,568
# *	Graincorp, Ltd. Series A	619,562	2,035,743
#	Gunns, Ltd.	10,967,621	6,436,031
#	GWA International, Ltd.	3,598,701	5,357,649
*	Heron Resources, Ltd.	673,833	69,261
	HFA Holdings, Ltd.	915,491	41,511
	HGL, Ltd.	553,377	302,695
*	Hudson Investment Group, Ltd.	297,500	11,625
*	IBA Health Group, Ltd.	713,831	333,000
	IDT Australia, Ltd.	54,605	56,544
#	iiNet, Ltd.	501,740	381,794
# *	Iluka Resources, Ltd.	7,300,377	19,350,282
	Imdex, Ltd.	202,532	33,912
*	Intermoco, Ltd.	7,514,093	57,167
#	IOOF Holdings, Ltd.	855,180	1,885,266
#	K&S Corp., Ltd.	102,707	161,852
*	Keycorp, Ltd.	181,913	22,323
# *	Kingsgate Consolidated, Ltd.	50,942	118,870
	Kresta Holdings, Ltd.	513,341	33,621
*	Lednium, Ltd.	438,495	22,290

2

	Lemarne Corp., Ltd.	94,104	206,188
*	Lifestyle Communities, Ltd.	30,575	593
#	MacArthur Coal, Ltd.	199,933	369,771
#	MacMahon Holdings, Ltd.	4,961,273	1,000,016
	Macquarie Media Group, Ltd.	313,081	167,837
*	Macquarie Telecom Group, Ltd.	30,330	17,345
*	Magellan Petroleum Corp.	63,477	34,283
# *	Marion Energy, Ltd.	1,207,208	203,521
	MaxiTRANS Industries, Ltd.	4,170,237	681,595
	McPherson’s, Ltd.	1,230,493	348,866
*	MEO Australia, Ltd.	546,384	86,224
*	Mercury Mobility, Ltd.	759,111	51,697
#	Minara Resources, Ltd.	1,344,051	306,367
# *	Mineral Deposits, Ltd.	4,505,020	1,842,172
*	Mosaic Oil NL	2,551,848	127,802
#	MYOB, Ltd.	510,000	337,017
	Namoi Cotton Cooperative, Ltd.	801,979	189,002
	National Can Industries, Ltd.	18,850	8,264
#	New Hope Corp., Ltd.	1,899,965	4,045,622
	Onesteel, Ltd.	121,939	183,597
	Over Fifty Group, Ltd.	34,078	10,243
	Pacific Brands, Ltd.	15,383,967	4,079,897
	Paperlinx, Ltd.	11,600,892	3,181,737
*	Payce Consolidated, Ltd.	179,001	130,798
*	People Telecom, Ltd.	475,094	12,116
	Perilya, Ltd.	438,990	40,946
*	Petsec Energy, Ltd.	429,137	52,132
	Photon Group, Ltd.	270,932	207,822
*	Plantcorp NL	14,403	—
	PMP, Ltd.	6,679,132	1,743,515
	PPK Group, Ltd.	748,115	184,415
	Prime Media Group, Ltd.	1,169,138	781,633
#	Programmed Maintenance Service, Ltd.	809,931	1,226,665
*	Resolute Mining, Ltd.	3,233,390	865,985
	Ridley Corp., Ltd.	8,500,814	4,143,638
# *	Roc Oil Co., Ltd.	7,290,038	2,285,610
#	Service Stream, Ltd.	326,867	92,062
#	Seven Network, Ltd.	1,380,677	5,190,412
#	Sigma Pharmaceuticals, Ltd.	3,899,964	2,950,416
	SP Telemedia, Ltd.	1,669,898	192,907
*	Sphere Investments, Ltd.	560,515	103,201
#	Spotless Group, Ltd.	1,469,737	2,344,744
*	Staging Connections Group, Ltd.	392,136	6,972
#	Straits Resources, Ltd.	577,289	374,733
# *	Strike Resources, Ltd.	278,159	53,674
#	STW Communications Group, Ltd.	1,280,302	529,635
	Sunland Group, Ltd.	5,108,129	1,604,970
*	Tap Oil, Ltd.	25,000	12,969
	Tassal Group, Ltd.	81,204	102,782
#	Ten Network Holdings, Ltd.	529,291	341,575

3

	Thakral Holdings Group	11,239,370	3,300,335
#	Timbercorp, Ltd.	5,751,689	466,058
	Tower Australia Group, Ltd.	5,409,145	7,899,068
	Trust Co., Ltd.	31,942	90,132
*	United Minerals Corp. NL	209,527	69,854
#	UXC, Ltd.	2,792,184	753,503
	Village Roadshow, Ltd.	1,765,904	1,099,593
	Virgin Blue Holdings, Ltd.	1,200,000	232,756
	Vision Group Holdings, Ltd.	362,252	112,543
	Washington H. Soul Pattinson & Co., Ltd.	17,294	94,351
	Watpac, Ltd.	147,503	82,645
#	Wattyl, Ltd.	2,753,935	1,160,490
	Webster, Ltd.	470,260	200,841
#	Whitehaven Coal, Ltd.	324,807	331,418
#	WHK Group, Ltd.	227,114	117,634
#	Wide Bay Australia, Ltd.	22,040	90,447
TOTAL COMMON STOCKS			234,737,656

PREFERRED STOCKS — (0.0%)
#	Village Roadshow, Ltd. Series A	1,226,086	581,575

TOTAL — AUSTRALIA			235,319,231

AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
#	Agrana Beteiligungs AG	90,584	5,198,640
	Allgemeine Sparkasse Baugesellschaft AG	120	20,742
# *	A-TEC Industries AG	143,183	1,121,245
# *	Austrian Airlines AG	955,063	5,107,673
*	CA Immobilien Anlagen AG	378,379	1,895,415
#	Flughafen Wien AG	143,779	5,752,495
	Frauenthal Holding AG	13,080	99,028
	Lenzing AG	4,089	792,717
	Linz Textil Holding AG	212	25,767
	Mayr-Melnhof Karton AG	124,496	8,280,378
	Oberbank AG	36,735	2,053,891
#	Uniqa Versicherungen AG	119,734	2,653,168
	Wienerberger AG	609,363	7,807,633
	Wolford AG	27,436	335,282
	Zumtobel AG	87,646	731,424

TOTAL — AUSTRIA			41,875,498

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & van Haaren NV	141,005	6,154,840
*	Agfa Gevaert NV	1,761,555	6,156,240
#	Banque Nationale de Belgique	3,999	11,126,257
#	Barco NV	117,703	2,273,846
	Bekaert SA	145,009	8,407,825
	Compagnie d’Entreprises CFE	37,394	1,158,738

4

	Compagnie Immobiliere de Belgique SA	44,570	843,652
	D’Ieteren SA NV	41,978	4,720,343
	Euronav SA	182,939	2,778,489
	Floridienne SA	1,900	202,995
*	Integrated Production & Test Engineering NV	28,600	66,277
	Jensen-Group NV	55,338	304,005
	Omega Pharma SA	4,951	153,549
# *	Option NV	114,120	261,867
*	Papeteries Catala SA	450	25,928
# *	Realdolmen	12,133	2,321
#	Recticel SA	386,395	2,024,963
	Rosier SA	200	63,679
	SAPEC SA	8,276	611,034
	Sioen Industries NV	85,817	392,051
	Sipef NV	1,570	40,204
*	Spector Photo Group SA	82,289	41,034
*	Systemat-Datarelay SA	84,632	396,746
	Tessenderlo Chemie NV	466,977	14,106,305
	VPK Packaging Group SA	725	14,944
*	Zenitel VVPR	31,091	19,783
TOTAL COMMON STOCKS			62,347,915

RIGHTS/WARRANTS — (0.0%)
*	Zenitel VVPR Contingent Rights	9,327	12

TOTAL — BELGIUM			62,347,927

CANADA — (6.1%)
COMMON STOCKS — (6.1%)
*	20-20 Technologies, Inc.	7,700	6,593
*	Aastra Technologies, Ltd.	25,000	254,638
*	Ainsworth Lumber Co., Ltd.	3,767	2,765
	Airboss of America Corp.	3,000	5,505
	Akita Drilling, Ltd.	7,500	41,101
# *	Alberta Clipper Energy, Inc.	366,300	100,070
# *	Allen-Vanguard Corp.	435,100	69,190
# *	Anderson Energy, Ltd.	1,086,500	992,359
	Andrew Peller, Ltd.	19,200	117,431
# *	Anvil Mining, Ltd.	76,300	80,889
*	Apollo Gold Corp.	37,500	8,410
*	ATS Automation Tooling System, Inc.	1,088,600	4,012,617
# *	Aurora Energy Resources, Inc.	217,000	380,469
# *	Ballard Power Systems, Inc.	1,519,530	1,895,927
*	Bankers Petroleum, Ltd.	46,833	35,519
*	Berens Energy, Ltd.	60,000	22,018
	Biovail Corp.	400,590	4,387,298
# *	Birchcliff Energy, Ltd.	679,200	2,575,560
# *	BNK Petroleum, Inc.	14,049	1,776
*	Boralex, Inc. Class A	177,000	1,140,306
	Brampton Brick, Ltd. Series A	9,900	42,305
*	Breaker Energy, Ltd.	323,800	860,826

5

*	Breakwater Resources, Ltd.	1,686,400	158,154
*	Buhler Industries, Inc.	67	302
#	Canaccord Capital, Inc.	195,200	740,208
# *	Canadian Hydro Developers, Inc.	454,600	1,256,753
# *	Canadian Royalties, Inc.	399,180	92,776
*	Canadian Zinc Corp.	116,500	20,426
	Canam Group, Inc. Class A	827,000	4,970,430
*	Candax Energy	845,300	120,634
# *	Candente Resource Corp.	208,865	36,621
# *	Canfor Corp.	2,026,358	11,980,506
	Cascades, Inc.	1,703,800	4,473,995
*	Caspian Energy, Inc.	15,500	1,327
*	Catalyst Paper Corp.	8,164,025	2,263,624
	CCL Industries, Inc. Class B	185,700	3,319,506
*	Celestica, Inc.	3,826,647	16,757,671
*	Celtic Exploration, Ltd.	22,750	243,594
# *	Chariot Resouces, Ltd.	900,900	106,528
*	Cinch Energy Corp.	99,800	44,762
#	Clarke, Inc.	411,711	1,064,321
	Cogeco Cable, Inc.	117,000	3,293,651
# *	Compton Petroleum Corp.	770,000	653,048
# *	Connacher Oil & Gas, Ltd.	590,400	433,321
*	CoolBrands International, Inc.	314,700	123,185
	Corus Entertainment, Inc. Class B	99,800	1,064,533
*	Cott Corp.	29,000	21,757
# *	Crew Energy, Inc.	486,130	1,387,527
*	Crew Gold Corp.	22,300	1,455
# *	Crystallex International Corp.	10,000	2,487
	Dalsa Corp.	196,400	938,556
*	Danier Leather, Inc.	1,500	3,853
*	Delphi Energy Corp.	749,600	434,019
# *	Denison Mines Corp.	39,900	50,434
#	Dorel Industries, Inc. Class B	842,000	15,161,150
*	Dundee Corp. Class A Subordinate Voting	582,100	2,629,834
*	Dundee Precious Metals, Inc.	289,239	436,365
# *	Eastern Platinum, Ltd.	1,919,500	571,350
	Enghouse Systems, Ltd.	10,400	43,254
	Equitable Group, Inc.	20,000	185,117
*	Euro Goldfields, Ltd.	197,000	506,055
	Exco Technologies, Ltd.	52,600	47,184
*	Exfo Electro-Optical Engineering, Inc.	12,212	43,022
*	Fairborne Energy, Ltd.	124,000	423,698
# *	Flint Energy Services, Ltd.	573,200	2,220,347
*	FNX Mining Co., Inc.	376,606	1,034,995
# *	Formation Capital Corp.	516,900	75,875
	Forzani Group, Ltd. Class A	399,300	3,096,712
# *	Fronteer Development Group, Inc.	127,800	281,394
*	Galleon Energy, Inc. Class A	148,400	389,682
*	Glacier Media, Inc.	15,600	31,423
*	Golden Star Resources, Ltd.	5,033,457	7,675,894
*	Grande Cache Coal Corp.	428,200	244,436
*	Great Basin Gold, Ltd.	306,000	411,743

6

*	Great Panther Resources, Inc.	242,310	75,089
*	Grey Wolf Exploration, Inc.	194,472	83,260
# *	Greystar Resources, Ltd.	129,187	319,214
	Hart Stores, Inc.	11,500	12,239
*	Hemisphere GPS, Inc.	786,620	801,855
*	Heroux-Devtek, Inc.	358,800	1,462,997
# *	High River Gold Mines, Ltd.	1,577,220	167,208
*	Highpine Oil & Gas, Ltd.	1,350,416	5,021,730
# *	Hillsborough Resources, Ltd.	451,100	75,413
# *	HudBay Minerals, Inc.	533,700	2,132,624
	IAMGOLD Corp.	4,747,773	32,522,971
*	Imperial Metals Corp.	1,000	1,916
	Inmet Mining Corp.	15,100	255,638
*	Intermap Technologies, Ltd.	11,100	14,936
*	International Forest Products, Ltd. Series A	692,300	931,535
	International Royalty Corp.	667,193	1,050,098
*	Intertape Polymer Group, Inc.	702,700	481,360
*	Intrinsyc Software International, Inc.	15,000	1,101
# *	Isotechnika, Inc.	184,400	15,790
*	Iteration Energy, Ltd.	1,087,842	842,773
*	Ivanhoe Energy, Inc.	434,000	247,747
	Kingsway Financial Services, Inc.	833,100	4,076,330
*	Lake Shore Gold Corp.	29,600	34,035
#	Laurentian Bank of Canada	699,800	16,589,754
#	Linamar Corp.	967,916	3,275,720
# *	Linear Gold Corp.	92,400	71,584
# *	Lundin Mining Corp.	1,173,100	860,991
*	Mahalo Energy, Ltd.	497,136	24,325
	Maple Leaf Foods, Inc.	270,300	2,402,667
*	Martinrea International, Inc.	1,214,800	2,724,322
*	MDC Partners, Inc. Class A	3,100	10,491
# *	MDS, Inc.	2,527,527	19,787,367
# *	MEGA Brands, Inc.	42,200	13,077
# *	Mega Uranium, Ltd.	421,100	364,009
	Methanex Corp.	58,000	448,391
*	Midnight Oil Exploration, Ltd.	90,700	59,172
*	Minco Silver Corp.	82,700	77,558
	Mosaid Technologies, Inc.	35,800	244,943
# *	North American Palladium, Ltd.	68,300	111,397
*	Northgate Minerals Corp.	1,278,100	1,532,157
*	Northstar Aerospace, Inc.	6,700	4,098
# *	OceanaGold Corp.	2,309,834	762,881
*	Olympus Pacific Minerals, Inc.	78,500	9,602
*	Ondine Biopharma Corp.	40,000	3,262
*	Open Range Energy Corp.	28,200	25,527
# *	Open Text Corp.	65,583	2,317,400
*	OPTI Canada, Inc.	1,200,900	1,566,924
*	Pacific Rim Mining Corp.	76,000	16,114
*	Paladin Labs, Inc.	26,400	253,182
*	Paramount Resources, Ltd. Class A	605,369	3,495,219
*	Patheon, Inc.	928,798	1,628,474
*	Petrolifera Petroleum, Ltd.	163,800	188,345

7

# *	Profound Energy, Inc.	207,000	92,844
# *	Progress Energy Resources Corp.	102,500	877,676
	Pulse Data, Inc.	977,500	1,458,777
*	Pure Energy Services, Ltd.	31,300	38,287
*	QLT, Inc.	950,900	2,140,252
# *	Quadra Mining, Ltd.	202,600	558,441
	Quebecor, Inc. Class B	115,000	1,538,022
#	Quest Capital Corp.	1,909,559	1,790,820
*	Redcorp Ventures, Ltd.	281,200	8,026
# *	Richmont Mines, Inc.	255,800	646,671
*	Rock Energy, Inc.	37,400	31,414
# *	RONA, Inc.	1,152,917	11,376,388
*	Royal Laser Corp.	200,500	49,869
	Russel Metals, Inc.	83,880	1,272,992
	Samuel Manu-Tech, Inc.	55,000	307,237
#	Savanna Energy Services Corp.	1,346,287	7,948,720
*	Scorpio Mining Corp.	43,000	10,871
#	Sherritt International Corp.	2,005,100	4,365,845
*	Shore Gold, Inc.	2,000,000	538,226
# *	Sierra Wireless, Inc.	48,300	275,719
*	Sino-Forest Corp.	2,670,606	20,036,351
*	St. Andrew Goldfields, Ltd.	100,885	19,745
# *	Taseko Mines, Ltd.	135,000	112,294
*	Teal Exploration & Mining, Inc.	55,345	131,790
*	Technicoil Corp.	38,200	10,747
# *	Tembec, Inc.	129,736	121,669
# *	TLC Vision Corp.	1,048,500	141,083
#	Torstar Corp. Class B	67,700	455,474
	Transcontinental, Inc. Class A	839,600	6,216,977
	Trinidad Drilling, Ltd.	110,500	280,249
*	TriStar Oil and Gas, Ltd.	35,500	312,661
*	TSO3, Inc.	91,000	30,426
*	Tundra Semiconductor Corp.	125,300	365,810
*	Turnkey E&P, Inc.	26,400	1,184
*	TUSK Energy Corp.	1,361,159	943,515
# *	Uranium One, Inc.	1,236,500	1,865,464
# *	Ur-Energy, Inc.	321,500	196,636
*	Vector Aerospace Corp.	7,900	26,414
*	Vero Energy, Inc.	145,100	475,679
*	Viterra, Inc.	2,136,200	16,114,047
*	Vitran Corp., Inc.	4,000	18,332
*	West Energy, Ltd.	286,800	432,685
#	West Fraser Timber Co., Ltd.	409,268	10,012,673
# *	Western Canadian Coal Corp.	617,700	272,015
	Western Financial Group, Inc.	46,500	62,569
*	Westjet Airlines, Ltd.	162,300	1,695,464
# *	Wi-LAN, Inc.	1,187,600	1,578,624
	Winpak, Ltd.	22,642	129,251
*	Xceed Mortgage Corp.	155,600	96,437
*	Yukon-Nevada Gold Corp.	595,300	24,273
TOTAL COMMON STOCKS			315,607,513

8

RIGHTS/WARRANTS — (0.0%)
*	Ainsworth Lumber Co., Ltd. Warrants 07/29/13	8,190	1,937
*	Crew Gold Corp. Rights 12/08/2008	22,300	323
# *	Tembec, Inc. Warrants 03/03/12	262,718	58,917
TOTAL RIGHTS/WARRANTS			61,177

TOTAL — CANADA			315,668,690

DENMARK — (0.5%)
COMMON STOCKS — (0.5%)
	Aktieselskabet Morso Bank	240	32,778
	Aktieselskabet Skjern Bank A.S.	2,002	41,318
*	Alm. Brand A.S.	175,055	2,406,102
#	Amagerbanken A.S.	31,718	174,081
*	Andersen & Martini A.S. Series B	3,500	21,003
	Arkil Holdings A.S. Series B	920	102,821
	Auriga Industries A.S. Series B	102,173	1,774,911
*	Brodrene Hartmann A.S. Series B	65,840	881,043
*	Brondbyernes IF Fodbold A.S. Series B	57,563	374,715
*	Capinordic A.S.	330,542	141,164
	Dalhoff, Larson & Horneman A.S. Series B	72,451	332,395
	DFDS A.S.	66,590	4,444,060
	DiBa Bank A.S.	7,005	68,191
	Djursland Bank A.S.	6,350	159,476
	East Asiatic Co., Ltd. A.S.	79,998	2,609,759
	ebh bank A.S.	6,993	60
#	Fionia Bank A.S.	91,990	534,220
*	GN Great Nordic A.S.	681,740	1,444,491
*	GPV Industi A.S.	6,000	30,648
	H&H International A.S. Series B	5,790	303,048
	Harboes Bryggeri A.S.	7,700	147,749
	Hojgaard Holding A.S. Series B	15,113	255,755
	Lan & Spar Bank A.S.	5,706	304,879
	Max Bank	3,110	32,765
	Migatronic A.S. Series B	1,594	34,224
	Mons Bank A.S.	2,120	36,141
	Nordjyske Bank A.S.	13,580	197,662
	Norresundby Bank A.S.	4,530	93,251
	NTR Holdings A.S.	3,950	31,960
	Per Aarsleff A.S. Series B	27,740	2,221,222
# *	Pharmexa A.S.	42,400	5,763
*	RTX Telecom A.S.	11,600	29,425
	Salling Bank A.S.	600	34,009
#	Sanistal A.S. Series B	10,690	187,709
#	Schouw & Co. A.S.	255,179	3,681,753
	Sjaelso Gruppen A.S.	44,150	163,923
	Skaelskor Bank	3,600	58,549
	SKAKO Industries A.S.	22,400	354,029
*	Skandinavian Brake Systems A.S.	1,925	11,845
	Sparbank	13,720	146,041
	Sparekassen Faaborg A.S.	3,017	400,449

9

*	TK Development A.S.	105,364	392,511
# *	TopoTarget A.S.	151,600	109,026
	Totalbanken	3,000	45,420
	Vestfyns Bank A.S.	500	50,505
	Vestjysk Bank A.S.	87,411	972,808

TOTAL — DENMARK			25,875,657

FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
# *	Ahlstrom Oyj	22,182	208,616
	Alandsbanken AB Series A	5,700	208,105
	Amanda Capital Oyj	190,425	491,856
#	Amer Sports Oyj Series A	241,800	1,734,972
*	Atria P.L.C.	12,210	170,503
	Cargotec Oyj Series B	37,847	366,439
	Componenta Oyj	93,200	653,709
	Cramo Oyj	47,687	319,795
	Digia P.L.C.	71,020	163,614
	Efore Oyj	128,440	119,758
# *	Elcoteq SE	323,869	513,318
	Elektrobit Corp.	11,512	6,479
#	Finnair Oyj	778,305	5,177,605
	Finnlines Oyj	526,286	4,909,822
	Fiskars Oyj Abp Series A	171,560	1,561,797
	HKScan Oyj Series A	260,653	1,608,979
	Honkarakenne Oyj Series B	15,900	56,744
#	Huhtamaki Oyj	1,826,851	13,455,278
	Julius Tallberg-Kiinteistoet Oyj Series B	69,606	190,225
#	Kemira Oyj	1,470,227	9,575,320
	Laennen Tehtaat Oyj	58,704	1,014,770
	Lemminkainen Oyj	72,800	1,395,206
#	M-Real Oyj Series B	771,634	551,413
	Neomarkka Oyj	10,568	80,944
	Okmetic Oyj	318,661	983,082
	Olvi Oyj Series A	79,300	1,601,576
	Outokumpu Oyj Series A	1,032,158	11,758,191
	PKC Group Oyj	11,995	55,356
#	Pohjola Bank P.L.C.	1,697,460	19,876,874
	Raisio P.L.C.	1,410,904	2,777,638
	Rautaruukki Oyj Series K	1,108,900	17,608,211
	Raute Oyj Series A	26,100	223,220
	Scanfil Oyj	11,900	31,606
	SSH Communications Oyj	305,960	335,837
*	Stonesoft Oyj	233,197	110,237
	Tamfelt Oyj	2,100	16,429
#	Tecnomen Oyj	1,209,894	1,361,062
	Tiimari P.L.C.	41,750	83,201
	Trainers’ House P.L.C.	107,000	82,166
	Tulikivi Oyj	24,862	25,132
	Turkistuottajat Oyj	14,600	132,325
	Viking Line AB	18,100	736,470

10

	YIT Oyj	307,321	1,917,846

TOTAL — FINLAND			104,251,726

FRANCE — (5.1%)
COMMON STOCKS — (5.1%)
*	Altran Technologies SA	583,719	1,885,695
# *	Archos	22,331	96,129
#	Arkema	886,609	12,458,759
	Atos Origin SA	795,171	18,841,165
	Aubay	82,083	260,929
*	Axorys SA	18,454	17,012
*	Bigben Interactive	13,755	103,178
	Boiron SA	40,197	1,120,316
	Bonduelle SCA	69,501	4,702,581
#	Bongrain SA	158,857	8,794,062
	Burelle SA	11,385	699,533
#	Carbone Lorraine SA	98,489	2,447,020
	CBo Territoria	5,724	13,805
	Cegid Group	11,472	112,234
	Ciments Francais SA	30,120	2,300,488
# *	Club Mediterranee SA	288,499	4,094,563
*	Compagnie Generale de Geophysique-Veritas SA	16,031	193,654
	Compagnie International Andre Trigano SA	2,091	165,863
	Damartex SA	805	12,887
#	Delachaux SA	20,931	1,074,939
	Derichebourg	47,072	103,282
	Esso Ste Anonyme Francaise	22,277	2,208,898
#	Establissements Maurel et Prom	985,336	9,246,464
	Etam Developpement SA	39,119	347,464
	Euler Hermes SA	40,313	1,438,661
*	Euro Disney SCA (4320878)	36	6
# *	Euro Disney SCA (B29QD14)	114,099	459,912
	Explosifs et de Produits Chimiques	312	79,702
# *	Faurecia SA	216,820	2,791,330
	Finuchem SA	6,184	46,120
	Fleury Michon SA	17,956	654,175
	Francois Freres (Tonnellerie) SA	7,663	239,940
	Fromageries Bel SA	3,875	546,470
	Gascogne SA	20,822	905,106
	Gaumont SA	22,166	1,287,417
	Gevelot SA	4,329	95,614
	GFI Informatique SA	885,224	2,924,667
	Gifi	5,767	236,243
	Ginger (Groupe Ingenierie Europe)	10,575	143,003
*	Groupe Ares	97,923	141,679
# *	Groupe Eurotunnel SA	251,436	1,289,521
#	Groupe Flo SA	52,020	199,340
	Groupe Guillin SA	480	20,551
*	Groupe Partouche SA	4,078	13,521
#	Groupe Steria SCA	304,965	3,188,814
#	Guyenne et Gascogne SA	84,242	6,997,285

11

	Havas SA	8,111,619	16,260,649
	Henri Maire	1,252	12,424
	Idsud	2,129	92,555
*	Immobiliere et Hoteliere SA	27,700	45,752
	IMS International Metal Service SA	166,270	2,478,289
# *	Infogrames Entertainment SA	79,728	404,934
	Ipsos SA	116,656	2,478,305
	Korian	5,118	117,568
*	Lafuma SA	20,797	259,074
	Lisi SA	54,099	1,777,273
	Maisons Franc	12,826	236,367
	Manitou BF SA	1,429	11,472
	Manutan International SA	24,370	930,678
	MGI Coutier SA	10,254	97,154
	Montupet SA	168,782	549,598
	Mr. Bricolage SA	125,040	1,491,247
	Nexans SA	593,945	34,022,501
#	Nexity	119,016	1,854,566
#	Orco Property Group	91,405	977,748
*	Osiatis	1,618	3,679
	Paris Orleans et Cie SA	13,110	293,156
	Pierre & Vacances	77,783	4,285,305
	Plastic Omnium SA	187,735	1,587,791
	Plastivaloire SA	32,225	685,117
	PSB Industries SA	14,760	244,715
	Radiall SA	19,786	1,138,598
	Rallye SA	413,283	8,214,605
*	Recylex SA	77,468	332,897
#	Remy Cointreau SA	301,740	8,016,558
#	Rexel SA	565,938	3,451,132
	Robertet SA	1,630	158,393
# *	Rodriguez Group SA	27,733	125,356
	Rougier SA	10,353	341,669
*	S.T. Dupont SA	191,079	36,573
	Sabeton SA	18,460	281,263
	SAM	600	13,817
	SAMSE SA	243	14,685
	SCOR SE (4797364)	1	3
	SCOR SE (B1LB9P6)	878,372	17,813,596
	Securidev SA	16,908	353,748
	Signaux Girod SA	6,528	479,561
	Societe de Developpement Regional de la Bretagne	12,398	52,376
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,064	4,692,377
#	Societe Industrielle D’Aviations Latecoere SA	92,999	573,722
# *	Soitec SA	1,057,062	3,511,192
	Sperian Protection	131,095	5,945,250
	Spir Communication SA	9,585	252,543
	Sucriere de Pithiviers Le Vieil	3,377	2,095,658
	Teleperformance SA	478,751	13,082,621
	Tivoly SA	1,755	19,700
# *	Trigano SA	67,557	414,517
#	Valeo SA	1,402,110	15,599,146

12

*	Valtech	543,034	144,800
	Vilmorin et Cie SA	43,528	4,819,642
#	Vranken Pommery Monopole	54,655	1,410,336
	Wendel	69,818	2,709,096
TOTAL COMMON STOCKS			262,293,344

RIGHTS/WARRANTS — (0.0%)
*	Bigben Interactive Warrants 12/31/08	13,755	7,573
*	Groupe Focal SA Warrants 02/21/10	1,716	—
TOTAL RIGHTS/WARRANTS			7,573

TOTAL — FRANCE			262,300,917

GERMANY — (5.4%)
COMMON STOCKS — (5.4%)
*	3U Holding AG	645,042	312,399
	A.S. Creation Tapeton AG	21,970	453,916
*	AAP Implantate AG	61,114	82,827
	ADCapital AG	135,889	1,013,629
# *	ADVA AG Optical Networking	175,077	218,083
*	Analytik Jena AG	89,486	754,693
	Andreae-Noris Zahn AG	37,245	858,442
# *	Arcandor AG	1,069,632	2,702,601
*	Augusta Technologie AG	77,263	804,643
	Baader Bank AG	431,764	1,057,203
# *	Beate Uhse AG	84,361	54,951
	Bechtle AG	189,769	3,050,488
*	Beta Systems Software AG	62,550	160,342
	Bilfinger Berger AG	765,357	32,298,565
*	Biolitec AG	30,848	105,854
	Biotest AG	57,259	3,007,678
	BMP AG	12,980	11,643
	Boewe Systec AG	15,333	110,275
*	Borussia Dortmund GmbH & Co. KGaA	362,701	496,838
*	Caatoosee AG	17,400	6,116
#	Cewe Color Holding AG	42,286	706,922
*	Cinemaxx AG	3,100	2,357
#	Comdirect Bank AG	522,939	4,074,821
# *	Conergy AG	1,010,416	1,019,601
*	CropEnergies AG	12,594	46,899
*	D. Logistics AG	414,875	535,544
	DAB Bank AG	61,779	178,601
	Data Modul AG	21,314	231,759
*	DEAG Deutsche Entertainment AG	426,940	267,312
	Deutsche Euroshop AG	422,896	11,717,543
# *	Deutsche Wohnen AG	150,085	2,162,918
#	Deutz AG	689,358	1,501,342
	Dierig Holding AG	8,750	67,258
	Dr. Hoenle AG	31,549	175,178
	Drillisch AG	104,645	149,163
	Duerr AG	135,055	1,671,892

13

	DVB Bank SE	155,010	5,256,287
	Eckert & Ziegler AG	62,843	529,307
*	Elmos Semiconductor AG	67,127	172,315
# *	EM. Sports Media AG	619,427	2,132,910
	Energiekontor AG	116,851	510,977
*	Escada AG	40,309	164,640
# *	Evotec AG	293,802	276,079
*	Freenet AG	131,166	624,527
	Gesco AG	11,877	545,149
*	GFT Technologies AG	333,736	512,132
	Gildemeister AG	313,073	2,354,600
#	Grammer AG	83,115	660,864
	Grenkeleasing AG	6,370	170,266
#	Heidelberger Druckmaschinen AG	968,672	3,864,606
# *	Hoeft & Wessel AG	64,435	151,908
# *	IDS Scheer AG	34,949	253,215
	Indus Holding AG	9,489	128,513
# *	Infineon Technologies AG	2,896,783	2,581,719
*	Infineon Technologies AG ADR	124,000	106,640
*	Integralis AG	53,030	150,019
#	Isra Vision Systems AG	32,824	286,781
#	IVG Immobilien AG	751,681	4,542,729
# *	Jenoptik AG	787,565	5,051,029
*	Kampa AG	156,071	480,142
	Kizoo AG	25,497	146,639
	Kloeckner & Co. SE	537,989	7,651,347
	Kontron AG	374,281	3,161,166
	Krones AG	160,803	5,572,525
	KSB AG	6,000	2,444,260
#	Kuka AG	198,855	2,466,454
#	KWS Saat AG	42,501	5,271,369
	Lanxess AG	899,766	13,123,691
*	Leifheit AG	56,759	404,369
#	Leoni AG	396,016	4,584,975
	Loewe AG	60,672	547,974
	LPKF Laser & Electronics AG	7,700	16,737
*	M & S Elektronik AG	19,600	414
	Mannheimer AG Holding	27,000	85,131
*	Mediclin AG	845,838	2,940,201
# *	Medigene AG	258,250	1,403,306
#	Medion AG	413,316	3,122,945
*	Mosaic Software AG	12,800	655
*	Nexus AG	235,087	669,802
#	Norddeutsche Affinerie AG	1,148,031	34,565,462
*	Norddeutsche Steingut AG	10,182	50,400
*	Nordwest Handel AG	11,313	100,117
	PC-Ware AG	86,140	1,813,902
#	Pfleiderer AG	1,043,749	6,442,867
*	Plambeck Neue Energien AG	2,813	6,708
	Praktiker Bau- und Heimwerkermaerkte Holding AG	789,273	5,895,470
# *	Premiere AG	510,321	1,883,570
	Progress-Werk Oberkirch AG	1,159	28,401

14

*	PSI AG fuer Produkte und Systeme der Informationstechnologie	114,771	590,340
*	QSC AG	74,802	102,864
	REALTECH AG	43,812	272,322
	Rheinmetall AG	482,624	14,987,977
*	Rohwedder AG	51,228	120,389
	Ruecker AG	25,400	164,191
	Schlott Sebaldus AG	62,207	714,941
*	Sektkellerei Schloss Wachenheim AG	2,900	15,080
*	Senator Entertainment AG	10,730	6,085
	Silicon Sensor International AG	9,865	47,032
# *	Singulus Technologies AG	735,104	2,538,737
	Sixt AG	102,405	1,264,368
# *	Solon SE	94,063	1,142,292
*	Stoehr & Co. AG	44,310	146,134
#	Suedzucker AG	1,336,094	21,039,397
# *	Suess Microtec AG	337,217	539,873
	Syzygy AG	148,692	531,022
#	Technotrans AG	47,535	227,453
	Textilgruppe Hof AG	22,530	188,853
*	TFG Capital AG & Co. KGAA	194,789	398,767
	TUI AG	361,978	3,015,949
*	UMS United Medical Systems International AG	108,308	440,563
	Umweltbank AG	25,780	478,120
#	Vivacon AG	614,297	1,953,102
#	Vossloh AG	116,603	11,799,579
#	Wacker Construction Equipment AG	285,668	2,084,874
	Westag & Getalit AG	10,653	131,886
	Wuerttembergische Lebensversicherung AG	19,344	414,933
	Wuerttembergische Metallwarenfabrik AG	80,490	2,006,792
*	Zapf Creation AG	29,235	34,564
TOTAL COMMON STOCKS			275,376,986

RIGHTS/WARRANTS — (0.0%)
*	Eckert & Ziegler AG Rights 02/03/09	62,843	25,668

TOTAL — GERMANY			275,402,654

GREECE — (0.6%)
COMMON STOCKS — (0.6%)
*	Aegek S.A.	1,999,226	305,361
	Alapis Holdings Industrial & Commercial S.A.	7,187,928	5,571,807
	Alco Hellas ABEE S.A.	175,813	102,834
*	Altec S.A. Information & Communication Systems	348,200	66,317
	Alumil Milonas Aluminum Industry S.A.	88,060	121,327
	Anek Lines S.A.	1,024,832	967,175
	Aspis Bank S.A.	404,449	416,227
	Athens Medical Center S.A.	103,592	155,444
*	Atlantic Supermarkets S.A.	129,593	238,777
	Atti-Kat S.A.	1,024,038	299,284
	Bank of Greece	69,146	3,485,650
	Bitros Holdings S.A.	20,838	33,146

15

*	Edrasis-C.Psalllidas Technical Co.	128,713	49,091
	Elastron S.A.	76,014	54,234
*	Elgeka S.A.	144,630	141,324
	Ellaktor S.A.	847,025	4,248,484
*	Elval Aluminum Process Co.	10,849	12,285
*	Ergas S.A.	104,948	18,812
	ETEM S.A.	120,028	91,932
	Etma Rayon S.A.	39,176	70,727
	Euromedica S.A.	18,735	116,934
	EYDAP Athens Water Supply & Sewage Co. S.A.	58,200	428,358
	GEK Terna Holding Real Estate Construction S.A.	358,754	1,520,999
	General Commercial S.A.	96,240	45,298
	Halkor S.A.	187,602	166,862
*	Hatzioannou Holdings S.A.	207,662	73,816
	Hellenic Cables S.A.	166,308	266,584
*	Hellenic Sugar Industry S.A.	109,591	165,970
	Heracles General Cement Co. S.A.	19,817	143,030
	Inform P. Lykos S.A.	32,320	69,075
	Intertech S.A.	9,750	10,291
*	Intracom Holdings S.A.	1,321,026	1,123,044
	J&P-Avax S.A.	94,430	248,023
*	Karatzis S.A.	31,775	43,404
	Kathimerini Publishing S.A.	73,740	522,943
*	Katselis Sons S.A. Bread Industry	114,827	103,897
	Lambrakis Press S.A.	161,043	419,416
*	Loulis Mills S.A.	99,368	317,535
*	M.J. Mailis S.A.	86,950	27,548
*	Marfin Financial Group S.A.	16,110	59,410
	Michaniki S.A.	1,025,081	1,614,504
*	Mochlos S.A.	339,845	64,977
	Motodynamic S.A.	8,050	19,100
	Mytilineos Holdings S.A.	245,556	1,226,390
	Nirefs Acquaculture S.A.	219,446	158,494
*	Parnassos Enterprises S.A.	93,550	174,920
*	Pegasus Publishing S.A.	217,030	677,800
*	Petzetakis S.A.	126,213	35,552
	Proton Bank S.A.	32,320	27,556
	Real Estate Development & Services S.A.	127,940	329,137
	S&B Industrial Minerals S.A.	88,550	739,679
	Sanyo Hellas S.A.	622,961	174,115
*	Sato Office and Houseware	8,952	4,885
*	Selected Textile Industry Assoc. S.A.	205,564	89,106
	Sfakianakis S.A.	115,110	200,818
	Sidenor Steel Products Manufacturing Co. S.A.	228,407	764,962
*	Spyroy Agricultural Products S.A.	103,200	80,422
*	Technical Olympic S.A.	1,183,700	301,453
	Teletypos S.A. Mega Channel	29,257	163,224
*	Themeliodomi S.A.	140,360	66,495
	Thrace Plastics Co. S.A.	244,480	177,172
	Viohalco S.A.	399,039	1,949,930
*	Vioter S.A.	774,258	432,921
*	Vis Container Manufacturing Co.	12,511	27,451

TOTAL — GREECE			31,823,738

16

HONG KONG — (1.9%)
COMMON STOCKS — (1.9%)
	Alco Holdings, Ltd.	710,000	115,455
	Allan International Holdings	1,086,000	111,335
	Allied Group, Ltd.	2,155,000	3,580,758
	Allied Properties, Ltd.	34,295,000	3,045,286
	Amax Entertainment Holdings, Ltd.	22,771,000	585,560
*	Applied Development Holdings, Ltd.	2,250,000	55,067
*	APT Satellite Holdings, Ltd.	1,032,000	81,316
	Asia Financial Holdings, Ltd.	4,014,106	1,075,734
*	Associated International Hotels	1,697,000	3,036,280
	Automated Systems Holdings, Ltd.	116,000	25,062
*	Beauforte Investors Corp., Ltd.	440,000	13,335
*	Burwill Holdings, Ltd.	47,300,400	892,116
#	Capital Strategic Investment, Ltd.	37,630,000	553,152
	CCT Telecom Holdings, Ltd.	11,203,770	642,029
#	Century City International Holdings, Ltd.	4,079,000	159,494
	Champion Technology Holdings, Ltd.	35,248,281	1,113,521
	Chen Hsong Holdings, Ltd.	1,576,000	279,461
	Cheuk Nang (Holdings), Ltd.	2,707,449	393,583
	Chevalier International Holdings, Ltd.	2,344,491	1,083,496
	China Hong Kong Photo Products Holdings, Ltd.	5,107,000	238,597
*	China Infrastructure Investment, Ltd.	10,998,000	225,911
*	China Investments Holdings, Ltd.	1,186,800	17,424
	China Motor Bus Co.	57,000	286,482
*	China Renji Medical Group, Ltd.	26,682,000	98,359
*	China Resources Microelectronics, Ltd.	2,447,600	38,835
*	China Sci-Tech Holdings, Ltd.	28,646,600	216,993
*	China Solar Energy Holdings, Ltd.	11,802,905	75,497
*	China Star Entertainment, Ltd.	957,357	4,060
	China Timber Resources Group, Ltd.	17,751,680	96,817
*	China Yunnan Tin Minerals Group	6,088,000	96,518
*	China Zenith Chemical Group, Ltd.	1,080,000	24,110
	China Zirconium, Ltd.	725,200	265,467
	Chinney Investments, Ltd.	1,912,000	129,758
#	Chong Hing Bank, Ltd.	1,537,000	1,777,301
	Chow Sang Sang Holdings	2,554,800	1,341,303
	Chuang’s China Investments, Ltd.	11,422,000	247,304
	Chuang’s Consortium International, Ltd.	16,257,608	752,756
	Chun Wo Development Holdings, Ltd.	6,945,143	290,049
	City e-Solutions, Ltd.	472,964	26,766
	City Telecom, Ltd.	2,246,459	258,853
*	Clear Media, Ltd.	180,000	34,307
*	Coastal Greenland, Ltd.	3,362,000	132,197
	Continental Holdings, Ltd.	506,000	42,907
#	Coslight Technology International Group, Ltd.	1,182,000	517,922
	Cosmos Machinery Enterprises, Ltd.	1,145,400	47,645
*	Dan Form Holdings Co., Ltd.	5,294,000	242,135
	Dawnrays Pharmaceutical (Holdings), Ltd.	244,000	21,305

17

	Dickson Concepts International, Ltd.	850,630	217,644
*	Digitalhongong.com	12	—
*	Dynamic Global Holdings, Ltd.	990,000	6,360
	Dynamic Holdings, Ltd.	974,000	151,943
*	Easyknit International Holdings, Ltd.	4,658,440	82,897
	Emperor International Holdings, Ltd.	13,537,000	1,138,149
# *	eSun Holdings, Ltd.	4,580,400	728,687
*	Ezcom Holdings, Ltd.	67,280	416
#	Far East Consortium	3,732,536	442,494
	First Natural Foods Holdings, Ltd.	6,810,000	259,077
	Fong’s Industries Co., Ltd.	1,470,000	250,618
*	Foundation Group, Ltd.	5,675,000	71,508
	Fountain Set Holdings, Ltd.	17,144,000	699,552
	Four Seas Food Investment Holdings, Ltd.	214,000	21,954
*	Frasers Property China, Ltd.	41,172,000	394,483
*	Freeman Corp., Ltd.	2,662,422	52,068
*	Genesis Energy Holdings, Ltd.	8,175,000	186,599
*	Global Green Tech Group, Ltd.	17,683,200	608,200
	Golden Resorts Group, Ltd.	17,260,000	223,614
	Golden Resources Development International, Ltd.	12,529,000	329,367
	Goldlion Holdings, Ltd.	9,403,000	1,153,910
	Golik Holdings, Ltd.	1,216,000	31,096
	Grande Holdings, Ltd.	3,148,000	391,383
	Great Eagle Holdings, Ltd.	1,700,807	2,078,680
*	Group Sense (International), Ltd.	2,152,000	31,639
#	Hang Fung Gold Technology, Ltd.	10,027,108	840,522
	Hang Ten Group Holdings, Ltd.	1,705,850	63,944
	Hanison Construction Holdings, Ltd.	289,216	11,253
	Hanny Holdings, Ltd.	960,384	125,359
#	Harbour Centre Development, Ltd.	1,492,000	1,574,790
*	Hi Sun Technology (China), Ltd.	4,461,000	407,301
	High Fashion International, Ltd.	962,000	181,531
#	HKR International, Ltd.	17,367,998	3,815,471
	Hon Kwok Land Investment Co., Ltd.	7,212,535	1,136,170
*	Hong Fok Land, Ltd.	4,248,000	5,478
	Hong Kong and Shanghai Hotels, Ltd.	3,297,217	2,418,189
	Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	931,615
*	Hong Kong Parkview Group, Ltd.	646,000	33,948
	Hongkong Chinese, Ltd.	17,531,100	1,510,935
*	Hop Hing Group Holdings, Ltd.	604,000	27,997
	Hopewell Holdings, Ltd.	363,800	1,192,264
	Hsin Chong Construction Group, Ltd.	1,482,000	105,826
*	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,156,000	70,260
	Hung Hing Printing Group, Ltd.	1,603,275	217,493
	Hysan Development Co., Ltd.	1,585	2,571
	I-Cable Communications, Ltd.	4,440,000	331,813
*	IDT International, Ltd.	2,200,000	46,221
*	Imagi International Holdings, Ltd.	3,037,000	133,163
*	Interchina Holdings Co., Ltd.	99,355,000	402,225
	IPE Group, Ltd.	3,485,000	144,716
	ITC Corp., Ltd.	26,850,622	317,414
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	—

18

	Jinhui Holdings Co., Ltd.	1,348,000	161,264
	Jiuzhou Development Co., Ltd.	18,230,000	712,846
	K Wah International Holdings, Ltd.	17,460,990	2,321,405
	Kantone Holdings, Ltd.	22,936,312	530,470
*	Karce International Holdings Co., Ltd.	1,608,000	22,662
	Keck Seng Investments	2,734,000	743,481
	Kee Shing Holdings	256,000	15,940
	Kin Yat Holdings, Ltd.	1,172,000	192,832
	King Fook Holdings	338,000	15,748
	Kingmaker Footwear Holdings, Ltd.	338,000	22,576
	Kowloon Development Co., Ltd.	763,000	323,731
*	KTP Holdings, Ltd.	758,000	44,758
	Kwoon Chung Bus Holdings, Ltd.	1,432,000	138,346
	Lai Fung Holdings, Ltd.	76,926,437	1,014,290
*	Lai Sun Garment International, Ltd.	35,306,000	1,036,684
	Lam Soon Hong Kong, Ltd.	203,250	85,868
	Lerado Group Holding Co.	9,010,000	460,462
	Lippo, Ltd.	2,547,500	475,986
	Liu Chong Hing Investment, Ltd.	2,066,000	840,233
#	Luks Industrial Group, Ltd.	758,642	208,711
	Magnificent Estates, Ltd.	34,794,600	303,218
	Melbourne Enterprises	41,000	271,711
#	Melco International Development, Ltd.	5,265,000	1,510,443
	Min Xin Holdings	3,688,000	1,048,157
# *	Minmetals Holdings, Ltd.	8,816,000	711,842
#	Miramar Hotel & Investment	1,729,000	1,201,533
*	Nam Fong International Holdings, Ltd.	1,740,000	40,159
*	Nam Hing Holdings, Ltd.	98,000	2,402
	Nam Tai Electronic & Electrical Products, Ltd.	2,213,000	210,045
	Nanyang Holdings	101,350	106,194
	National Electronics Holdings	5,104,000	186,495
*	New City China Development, Ltd.	6,760	231
#	New World China Land, Ltd.	7,159,200	1,784,304
	New World Development Co., Ltd.	1,123	1,065
*	Ngai Lik Industrial Holdings, Ltd.	11,062,000	131,520
	Norstar Founders Group, Ltd.	456,000	42,929
*	Orient Power Holdings, Ltd.	2,182,573	52,916
	Oriental Watch Holdings	1,128,000	145,621
	Pacific Andes International Holdings, Ltd.	12,488,657	989,804
*	Pacific Century Premium Developments, Ltd.	16,851,000	3,357,649
	Paliburg Holdings, Ltd.	10,312,900	1,426,319
#	Playmates Holdings, Ltd.	2,445,700	298,124
# *	Playmates Toys, Ltd.	1,941,000	17,074
	Pokfulam Development Co., Ltd.	244,000	103,797
	Poly Hong Kong Investment, Ltd.	6,952,500	1,398,410
#	Public Financial Holdings, Ltd.	2,610,000	932,688
# *	PYI Corp., Ltd.	8,611,175	380,294
	Rivera Holdings, Ltd.	3,152,000	72,014
	Roadshow Holdings, Ltd.	2,956,000	190,321
*	San Miguel Brewery	1,130,400	147,249
*	Sanyuan Group, Ltd.	258,750	5,005
	Sea Holdings, Ltd.	1,541,000	457,729

19

	Shell Electric Manufacturing Co., Ltd.	5,105,974	1,431,655
	Shougang Concord Century Holdings, Ltd.	12,362,000	541,931
#	Shui On Construction & Materials, Ltd.	130,000	88,825
*	Shun Ho Resources Holdings, Ltd.	510,000	77,527
*	Shun Ho Technology Holdings, Ltd.	814,380	53,995
	Silver Grant International	25,552,000	2,383,032
*	Sincere Co., Ltd.	2,258,000	50,640
	Sing Tao News Corp., Ltd.	3,000,000	147,581
#	Singamas Container Holdings, Ltd.	1,838,000	198,541
*	Sino-i Technology, Ltd.	125,557,000	627,242
	SIS International Holdings, Ltd.	376,000	49,837
#	Solomon Systech International, Ltd.	16,886,000	387,255
	South China (China), Ltd.	5,910,000	251,059
	South China Holdings, Ltd.	4,060,800	418,950
	Stelux Holdings International, Ltd.	4,087,254	273,147
*	Styland Holdings, Ltd.	1,362,446	4,342
#	Sun Hung Kai & Co., Ltd.	4,054,632	2,435,404
	Sunway International Holdings, Ltd.	1,002,000	13,514
	Symphony Holdings, Ltd.	7,847,000	220,538
	Synergis Holdings, Ltd.	330,486	23,599
	Tai Cheung Holdings	5,486,000	1,888,798
	Tai Fook Securities Group, Ltd.	3,411,586	499,722
	Tai Sang Land Development, Ltd.	1,265,900	374,582
	Tak Sing Alliance Holdings	4,357,335	188,259
#	Tan Chong International, Ltd.	3,843,000	438,798
	Tern Properties	168,000	60,664
	Tian An China Investments	775,840	190,070
*	Tian Teck Land	800,000	530,484
*	Titan Petrochemicals Group, Ltd.	23,420,000	329,874
*	Tomorrow International Holdings, Ltd.	2,597,570	48,683
	Tungtex (Holdings) Co., Ltd.	558,000	68,527
	Tysan Holdings, Ltd.	614,000	34,910
	Upbest Group, Ltd.	3,280,000	291,931
*	U-Right International Holdings, Ltd.	39,602,000	71,500
	USI Holdings, Ltd.	672,749	92,954
	Varitronix International, Ltd.	2,050,000	519,162
	Victory City International Holdings, Ltd.	2,606,005	146,530
*	VST Holdings, Ltd.	2,202,000	120,878
*	Warderly International Holdings, Ltd.	1,705,000	105,542
*	Welling Holdings, Ltd.	12,475,000	226,627
	Wheelock Properties, Ltd.	6,271,000	2,334,482
*	Winfoong International, Ltd.	4,248,000	35,869
#	Wing On Co. International, Ltd.	2,597,000	2,634,625
	Wing Shan International	2,084,000	109,994
	Wong’s International (Holdings), Ltd.	209,000	12,129
*	Wonson International Holdings, Ltd.	21,880,000	53,137
*	Xpress Group, Ltd.	431,200	3,451
	Y. T. Realty Group, Ltd.	1,726,000	303,600
	Yangtzekiang Garment, Ltd.	372,000	45,530
	Yau Lee Holdings, Ltd.	1,409,750	122,444
TOTAL COMMON STOCKS			98,448,350

20

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	398,700	28,279
*	Asia Standard Hotel Rights 08/27/10	20,958,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	26,815,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	94,302	4,865
*	China Infrastructure Investment, Ltd. Warrants 06/06/09	1,164,000	1,501
*	China Star Entertainment, Ltd. Rights 02/16/09	1,914,714	—
*	COL Capital, Ltd. Warrants 07/27/09	439,320	1,983
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	120,800	1,947
*	ITC Corp., Ltd. Warrants 11/04/09	5,370,124	10,388
*	ITC Properties Group, Ltd. Warrants 02/04/10	15,060,000	19,422
*	Lippo, Ltd. Warrants 07/04/11	254,750	29,568
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	10,800	—
*	PYI Corp., Ltd. Warrants 09/25/09	688,115	1,065
*	South China (China), Ltd. Rights 09/06/10	1,182,000	6,859
TOTAL RIGHTS/WARRANTS			105,877

TOTAL — HONG KONG			98,554,227

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Abbey P.L.C.	361,926	1,527,465
*	Aer Lingus Group P.L.C.	27,750	35,734
*	Anglo Irish Bank Corp. P.L.C.	708,018	196,720
*	BlackRock International Land P.L.C.	1,302,200	64,844
	C&C Group P.L.C.	231,930	231,552
*	Datalex P.L.C.	1,342,862	346,892
	DCC P.L.C.	697,178	10,340,975
	Donegal Creameries P.L.C.	28,204	99,568
*	Dragon Oil P.L.C.	1,063,892	2,395,409
	FBD Holdings P.L.C.	23,726	242,521
	Fyffes P.L.C.	7,172,397	2,249,351
	Grafton Group P.L.C.	550,042	1,107,603
	Greencore Group P.L.C.	590,708	619,510
	IFG Group P.L.C.	184,564	146,192
	Irish Continental Group P.L.C.	547,612	11,569,119
	Irish Life & Permanent P.L.C.	2,006,007	4,211,600
*	Lantor	77,019	—
	McInerney Holdings P.L.C.	599,186	91,647
*	Prime Active Capital P.L.C.	13,823	2,568
*	Qualceram Shires P.L.C.	30,338	5,438
	Readymix P.L.C.	1,416,906	400,253
	Smurfit Kappa Group P.L.C.	264,470	599,925
	Total Produce P.L.C.	3,890,136	1,424,060
*	Waterford Wedgwood P.L.C.	19,269,829	24,673
TOTAL COMMON STOCKS			37,933,619

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	77,019	—

TOTAL — IRELAND			37,933,619

21

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
	Acegas-APS SpA	351,724	2,053,904
	Actelios SpA	24,817	92,648
#	Amplifon SpA	506,572	553,148
	Banca Finnat Euramerica SpA	373,722	238,521
# *	Banca Italease SpA	1,463,747	3,574,028
	Banca Piccolo Credito Valtellinese Scarl SpA	1,197,479	11,002,517
#	Banca Popolare dell’Etruria e del Lazio Scarl	1,137,531	5,836,078
	Banca Popolare di Milano Scarl	5,706,829	29,121,318
	Banca Popolare di Spoleto SpA	500	2,978
	Benetton Group SpA	583,228	4,252,763
	Buzzi Unicem SpA	48,234	600,801
	C.I.R. SpA - Compagnie Industriali Riunite	4,122,472	4,121,451
	Caltagirone Editore SpA	710,962	1,869,912
	Caltagirone SpA	690,153	2,305,588
	Carraro SpA	182,281	625,867
#	Cembre SpA	12,452	50,900
	Cementir SpA	2,053,309	5,737,198
	Centrale del Latte di Torino & Co. SpA	103,570	273,199
	Credito Artigiano SpA	1,222,372	3,123,503
	Credito Emiliano SpA	32,755	145,495
	CSP International Fashion Group SpA	220,420	230,297
	Danieli & Co. SpA	329,838	3,015,247
	De Longhi SpA	1,089,196	1,834,958
*	EEMS Italia SpA	59,618	63,666
*	Elica SpA	13,095	12,230
	Ergo Previdenza SpA	304,960	1,888,141
*	ErgyCapital SpA	18,702	9,248
	Esprinet SpA	44,154	216,143
	Fondiaria - Sai SpA	202,136	3,153,073
	Gefran SpA	158,318	544,983
# *	Gemina SpA	8,567,483	4,183,004
*	Giovanni Crespi SpA	356,351	145,336
	Granitifiandre SpA	24,518	94,020
	Gruppo Ceramiche Ricchetti SpA	324,663	396,395
#	I Grandi Viaggi SpA	283,577	321,885
	Immsi SpA	1,171,792	1,033,747
	Industria Romagnola Conduttori Elettrici SpA	156,907	308,898
	Intek SpA	2,599,842	1,029,225
	Italcementi SpA	337,845	3,156,240
	Italmobiliare SpA	165,386	5,808,405
	KME Group SpA	2,754,143	2,005,328
	Meliorbanca SpA	782,596	3,194,654
	Milano Assicurazioni SpA	5,121,872	13,921,278
*	Monrif SpA	183,000	105,673
*	Montefibre SpA	1,371,144	278,370
*	Olidata SpA	262,292	119,443
*	Pagnossin SpA	79,000	—
	Pirelli & C.Real Estate SpA	85,142	453,097

22

	Pirelli & Co. SpA	41,845,460	11,972,063
*	Poligrafici Editoriale SpA	257,869	115,635
	Premafin Finanziaria SpA	5,522,033	9,813,795
*	RDM Realty SpA	16,446	34,710
*	Reno de Medici SpA	3,133,872	600,667
*	Richard-Ginori 1735 SpA	134,357	70,876
# *	Risanamento Napoli SpA	372,485	180,840
#	Safilo Group SpA	2,639,388	2,364,408
*	Seat Pagine Gialle SpA	30,804,604	1,971,623
*	Snai SpA	28,036	73,307
*	Snia SpA	1,149,171	220,037
	Sogefi SpA	141,810	226,927
#	Sol SpA	129,652	471,737
*	Sorin SpA	2,374,192	1,430,048
# *	Stefanel SpA	601,938	288,124
	Vianini Industria SpA	189,600	380,764
	Vianini Lavori SpA	359,927	1,905,390
*	Vincenzo Zucchi SpA	122,989	92,454
TOTAL COMMON STOCKS			155,318,206

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	701,260	42,201

TOTAL — ITALY			155,360,407

JAPAN — (30.5%)
COMMON STOCKS — (30.5%)
	Achilles Corp.	1,034,000	1,395,164
	Adeka Corp.	261,600	1,735,472
# *	Advanex, Inc.	47,000	45,014
	Agro-Kanesho Co., Ltd.	18,000	95,776
#	Ahresty Corp.	116,200	392,575
	Aichi Machine Industry Co., Ltd.	1,523,000	2,754,982
	Aida Engineering, Ltd.	949,000	2,794,363
#	Aigan Co., Ltd.	405,000	2,029,206
	Airport Facilities Co., Ltd.	276,600	1,584,035
	Aisan Industry Co., Ltd.	157,800	702,459
#	Aloka Co., Ltd.	242,100	1,992,825
#	Alpine Electronics, Inc.	223,200	1,576,413
	Alps Electric Co., Ltd.	851,300	3,573,997
	Altech Co., Ltd.	155,700	250,549
	Ando Corp.	1,740,000	3,079,858
#	Anritsu Corp.	72,000	157,118
#	AOC Holdings, Inc.	377,400	2,006,938
	AOI Advertising Promotion, Inc.	11,500	42,594
	AOI Electronics Co., Ltd.	26,400	183,186
#	AOKI Holdings, Inc.	317,600	3,551,400
	Aoyama Trading Co., Ltd.	218,300	3,194,202
	Arakawa Chemical Industries, Ltd.	270,300	2,504,906
	Araya Industrial Co., Ltd.	1,049,000	1,554,710
#	Arisawa Manufacturing Co., Ltd.	289,182	1,018,695

23

	Aronkasei Co., Ltd.	393,000	1,271,038
#	ART Corp.	33,100	412,872
	Asahi Kogyosha Co., Ltd.	477,000	1,633,186
#	Asahi Organic Chemicals Industry Co., Ltd.	1,334,000	4,193,937
*	Asahi Tec Corp.	3,776,000	1,246,469
	Ashimori Industry Co., Ltd.	1,323,000	1,319,474
	Asia Air Survey Co., Ltd.	79,000	184,672
	ASKA Pharmaceutical Co., Ltd.	351,000	3,181,694
	Asti Corp.	81,000	110,002
	Asunaro Aoki Construction Co., Ltd.	711,500	3,002,966
	Ataka Construction & Engineering Co., Ltd.	136,000	312,015
#	Atsugi Co., Ltd.	5,351,000	8,126,348
#	Autobacs Seven Co., Ltd.	506,600	13,578,280
#	Bank of the Ryukyus, Ltd.	429,500	4,002,069
#	Belluna Co., Ltd.	408,362	1,153,305
#	Best Denki Co., Ltd.	1,729,500	5,551,265
	Biken Techno Corp.	61,400	242,746
	Bookoff Corp.	10,600	105,721
#	Bunka Shutter Co., Ltd.	452,000	1,868,815
	Calsonic Kansei Corp.	2,699,000	2,842,387
	Catena Corp.	265,800	674,172
	Cawachi, Ltd.	24,000	412,802
# *	Cecile Co., Ltd.	134,600	181,737
#	Central Finance Co., Ltd.	744,000	1,174,650
	Central Glass Co., Ltd.	1,489,000	5,430,706
	Central Security Patrols Co., Ltd.	45,800	421,401
	CFS Corp.	18,000	127,256
	Chodai Co., Ltd.	58,000	195,816
	Chofu Seisakusho Co., Ltd.	358,800	7,879,846
#	Chubu Shiryo Co., Ltd.	218,000	1,652,490
	Chudenko Corp.	552,160	9,583,165
	Chuetsu Pulp and Paper Co., Ltd.	1,970,000	4,676,242
*	Chugai Mining Co., Ltd.	2,129,400	630,453
	Chuo Corp.	30,000	8,453
	Chuo Gyorui Co., Ltd.	664,000	1,325,803
	Chuo Spring Co., Ltd.	912,000	2,644,443
#	Cleanup Corp.	501,000	2,238,850
#	CMK Corp.	851,400	2,738,719
	Coca-Cola Central Japan Co., Ltd.	542,000	8,121,050
# *	Columbia Music Entertainment, Inc.	477,000	139,876
	Computer Engineering & Consulting, Ltd.	47,500	371,274
	Corona Corp.	362,300	3,676,826
	Creed Corp.	597	1,772
	Cresco, Ltd.	51,300	623,276
#	Cross Plus, Inc.	81,100	1,033,872
	CSK Holdings Corp.	241,100	1,000,391
	CTI Engineering Co., Ltd.	211,800	1,396,779
	Cybozu, Inc.	82	15,200
	Dai-Dan Co., Ltd.	587,000	2,670,144
	Daido Kogyo Co., Ltd.	403,000	638,982
#	Daido Metal Co., Ltd.	403,000	1,401,086
	Dai-ichi Kogyo Seiyaku Co., Ltd.	670,000	1,327,452

24

#	Daiki Aluminium Industry Co., Ltd.	161,000	249,569
#	Daiko Clearing Services Corp.	334,300	2,362,239
*	Daiko Denshi Tsushin, Ltd.	89,000	131,258
#	Daikyo, Inc.	4,857,236	3,119,621
	Daimaruenawin Co., Ltd.	10,600	57,568
	Dainichi Co., Ltd.	263,600	1,502,920
	Dainippon Screen Manufacturing Co., Ltd.	317,000	557,146
*	Daito Woolen Spinning & Weaving Co., Ltd.	726,000	428,448
#	Daiwa Odakyu Construction Co., Ltd.	183,000	355,282
	DC Co., Ltd.	442,000	1,525,204
	Denyo Co., Ltd.	261,700	1,992,995
	Dijet Industrial Co., Ltd.	53,000	104,361
	DMW Corp.	58,800	819,054
#	DyDo Drinco, Inc.	103,600	2,972,160
	Eagle Industry Co., Ltd.	29,000	87,045
#	Edion Corp.	318,000	1,476,394
*	Edosawa Co., Ltd.	47,000	102,204
	Eikoh, Inc.	54,000	165,836
# *	Elpida Memory, Inc.	634,500	4,470,708
#	Enplas Corp.	588,200	6,186,998
	ESPEC Corp.	260,300	1,435,007
	Exedy Corp.	67,900	775,487
	Fine Sinter Co., Ltd.	84,000	166,894
# *	First Baking Co., Ltd.	1,170,000	1,141,412
#	Fudo Tetra Corp.	603,200	359,123
	Fuji Electric Engineering & Construction Co., Ltd.	44,000	59,767
	Fuji Electric Holdings Co., Ltd.	1,707,000	2,034,291
#	Fuji Kiko Co., Ltd.	169,000	165,983
	Fujicco Co., Ltd.	327,600	3,997,187
	Fujikura Rubber, Ltd.	30,000	95,639
	Fujitsu Business Systems, Ltd.	460,300	6,841,025
	Fujitsu Frontech, Ltd.	346,100	3,037,245
	Fukuda Corp.	12,000	20,600
#	Fukuyama Transporting Co., Ltd.	2,602,000	11,899,587
	Funai Electric Co., Ltd.	96,400	2,299,031
	Fuso Dentsu Co., Ltd.	74,000	273,583
#	Fuso Pharmaceutical Industries, Ltd.	1,139,000	3,423,818
	Futaba Corp.	613,200	8,417,444
#	Futaba Industrial Co., Ltd.	425,100	1,097,690
#	Gakken Co., Ltd.	1,799,000	2,711,494
	Gecoss Corp.	452,500	2,161,616
	Global-Dining, Inc.	53,700	92,125
	Godo Steel, Ltd.	2,209,000	6,355,692
#	Goldcrest Co., Ltd.	243,710	5,809,265
# *	Goldwin, Inc.	200,000	301,676
	Gourmet Kineya Co., Ltd.	216,000	1,556,322
	Gro-BeLS Co., Ltd.	774,000	120,895
#	Gulliver International Co., Ltd.	34,150	560,257
#	Gun-Ei Chemical Industry Co., Ltd.	1,441,000	3,172,053
#	Gunze, Ltd.	569,000	1,991,386
	Hakuto Co., Ltd.	115,900	841,703
	Happinet Corp.	4,700	71,208

25

	Harima Chemicals, Inc.	395,000	1,643,304
	Haruyama Trading Co., Ltd.	299,000	1,164,366
	Hazama Corp.	1,583,000	1,421,047
	Heiwa Real Estate Co., Ltd.	429,000	977,764
	Hibiya Engineering, Ltd.	662,000	5,054,330
	Higashi-Nippon Bank, Ltd.	1,301,000	3,747,975
	Hino Motors, Ltd.	441,000	775,936
	Hitachi Business Solution Co., Ltd.	27,600	155,153
	Hitachi Cable, Ltd.	574,000	1,039,854
#	Hitachi Kokusai Electric, Inc.	302,000	1,734,758
	Hitachi Maxell, Ltd.	1,001,600	8,232,234
	Hitachi Medical Corp.	652,000	6,482,222
	Hitachi Metals Techno, Ltd.	53,500	228,865
# *	Hitachi Plant Technologies, Ltd.	232,000	851,038
#	Hodogaya Chemical Co., Ltd.	965,000	1,748,944
	Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,270,300
	Hokkan Holdings, Ltd.	907,000	2,316,718
	Hokko Chemical Industry Co., Ltd.	374,000	1,150,676
#	Hokuetsu Paper Mills, Ltd.	3,849,000	18,951,912
	Hokuriku Electrical Construction Co., Ltd.	205,000	756,630
	Horipro, Inc.	155,300	1,467,122
	Howa Machinery, Ltd.	657,000	426,742
	I Metal Technology Co., Ltd.	428,000	916,591
	Ichikawa Co., Ltd.	310,000	888,537
#	Ichikoh Industries, Ltd.	277,000	363,399
	Ihara Chemical Industry Co., Ltd.	740,000	2,340,743
	i-Logistics Corp.	254,000	407,418
# *	Image Holdings Co., Ltd.	251,500	665,470
#	Imasen Electric Industrial Co., Ltd.	94,200	496,895
*	Impress Holdings, Inc.	445,400	521,681
	Inaba Seisakusho Co., Ltd.	37,000	406,150
#	Inabata and Co., Ltd.	1,059,400	3,532,538
	Ines Corp.	1,202,600	6,239,763
#	Invoice, Inc.	13,245	57,111
	Ishikawajima Transport Machinery Co., Ltd.	297,000	1,054,397
	Ishizuka Glass Co., Ltd.	659,000	1,121,160
	Itochu Enex Co., Ltd.	453,600	3,201,788
	Itochu-Shokuhin Co., Ltd.	7,600	290,237
	Itoham Foods, Inc.	2,337,000	7,895,700
	Itoki Corp.	313,200	972,616
	Iwaki & Co., Ltd.	773,000	1,396,627
#	Iwasaki Electric Co., Ltd.	1,739,000	3,124,438
#	Iwatsu Electric Co., Ltd.	195,000	214,355
#	Izumiya Co., Ltd.	1,605,000	10,088,594
#	Janome Sewing Machine Co., Ltd.	689,000	287,959
	Japan Digital Laboratory Co., Ltd.	482,500	5,043,134
#	Japan Foundation Engineering Co., Ltd.	590,600	1,122,924
	Japan Medical Dynamic Marketing, Inc.	451,900	774,556
	Japan Oil Transportation Co., Ltd.	576,000	1,075,581
#	Japan Pulp & Paper Co., Ltd.	1,485,000	4,701,029
#	Japan Radio Co., Ltd.	475,000	663,681
	Japan Steel Tower Co., Ltd.	156,000	547,003

26

#	Japan Transcity Corp.	589,000	1,890,420
	Jastec Co., Ltd.	18,800	106,629
	JBIS Holdings, Inc.	37,700	157,860
	Jeans Mate Corp.	11,708	63,623
	JIEC Co., Ltd.	50	31,377
	JMS Co., Ltd.	787,000	3,523,255
	Joban Kosan Co., Ltd.	936,000	1,540,068
#	Joint Corp.	497,100	668,535
	JSP Corp.	322,700	1,896,654
#	Juki Corp.	444,000	413,010
	Juntendo Co., Ltd.	57,000	65,877
# *	JVC Kenwood Holdings, Inc.	11,548,000	4,627,684
	K.R.S. Corp.	157,800	1,653,214
	Kameda Seika Co., Ltd.	10,200	157,579
	Kamei Corp.	479,000	2,331,224
	Kanaden Corp.	465,000	2,314,880
	Kanamoto Co., Ltd.	447,000	1,554,470
#	Kandenko Co., Ltd.	238,000	1,764,977
	Kanematsu Electronics, Ltd.	89,700	689,004
	Kanto Natural Gas Development Co., Ltd.	473,000	2,969,278
	Kasai Kogyo Co., Ltd.	196,000	410,663
	Kasei (C.I.) Co., Ltd.	415,000	1,073,787
	Katakura Chikkarin Co., Ltd.	249,000	928,487
	Kato Sangyo Co., Ltd.	157,000	2,385,880
	Kato Works Co., Ltd.	749,000	1,555,065
	Kawasaki Kasei Chemicals, Ltd.	658,000	747,137
	Kawasumi Laboratories, Inc.	239,000	1,097,980
#	Kayaba Industry Co., Ltd.	175,000	257,571
	Keihanshin Real Estate Co., Ltd.	190,000	763,129
	Keihin Corp.	123,900	1,045,380
# *	Kenedix, Inc.	10,719	1,557,246
#	Key Coffee, Inc.	69,800	1,140,057
*	Kinki Nippon Tourist Co., Ltd.	39,000	44,060
# *	Kishu Paper Co., Ltd.	2,645,000	2,884,801
	Kissei Pharmaceutical Co., Ltd.	92,000	2,368,941
#	Kitagawa Iron Works Co., Ltd.	123,000	160,035
	Kitano Construction Corp.	786,000	1,724,587
	Kitazawa Sangyo Co., Ltd.	247,000	409,941
#	Koa Corp.	570,100	3,004,241
	Koekisha Co., Ltd.	68,700	1,434,107
#	Kohnan Shoji Co., Ltd.	247,200	2,742,331
	Koito Industries, Ltd.	304,000	825,412
#	Kojima Co., Ltd.	696,000	1,932,675
#	Kokuyo Co., Ltd.	1,240,411	8,649,563
#	Komai Tekko, Inc.	799,000	1,774,651
#	Komatsu Seiren Co., Ltd.	717,000	3,060,678
	Komatsu Wall Industry Co., Ltd.	146,900	1,793,162
	Komori Corp.	413,000	3,861,195
#	Konaka Co., Ltd.	643,749	1,754,445
	Kondotec, Inc.	35,000	215,602
	Konishi Co., Ltd.	264,600	2,254,356
#	Kosei Securities Co., Ltd.	614,000	532,949

27

	Ku Holdings Co., Ltd.	171,700	370,071
#	Kumiai Chemical Industry Co., Ltd.	1,351,000	4,335,556
	Kurabo Industries, Ltd.	5,327,000	8,417,731
# *	Kurimoto, Ltd.	4,060,000	2,587,550
	Kuroganeya Co., Ltd.	99,000	372,286
#	Kyodo Printing Co., Ltd.	1,897,000	4,366,892
	Kyoei Sangyo Co., Ltd.	363,000	816,614
#	Kyokuto Boeki Kaisha, Ltd.	499,000	795,254
	Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	3,072,721
	Kyosan Electric Manufacturing Co., Ltd.	819,000	2,912,419
	Kyowa Leather Cloth Co., Ltd.	352,500	1,581,964
	Kyudenko Corp.	1,050,000	8,236,679
	Lapine Co., Ltd.	145,000	152,276
*	Lonseal Corp.	306,000	393,082
#	Macnica, Inc.	125,400	1,674,881
#	Maeda Corp.	4,690,000	16,101,321
#	Maeda Road Construction Co., Ltd.	1,781,000	16,741,064
#	Maezawa Industries, Inc.	279,600	498,826
#	Maezawa Kaisei Industries Co., Ltd.	179,300	1,747,013
#	Maezawa Kyuso Industries Co., Ltd.	109,300	1,710,356
#	Makino Milling Machine Co., Ltd.	635,000	1,453,446
	Marubun Corp.	256,100	812,551
#	Marudai Food Co., Ltd.	2,925,000	8,038,222
	Maruei Department Store Co., Ltd.	558,400	1,008,732
#	Maruwa Co., Ltd.	118,400	1,231,539
	Maruwn Corp.	296,200	917,228
#	Maruyama Manufacturing Co., Inc.	97,000	192,108
# *	Maruzen Co., Ltd.	184,000	129,834
	Maruzen Co., Ltd.	20,000	73,340
	Maruzen Showa Unyu Co., Ltd.	1,302,000	4,092,022
	Maspro Denkoh Corp.	394,200	3,822,660
	Matsui Construction Co., Ltd.	447,700	1,624,159
# *	Meiji Machine Co., Ltd.	1,572,000	798,224
#	Meiwa Estate Co., Ltd.	322,500	1,532,338
	Meiwa Industry Co., Ltd.	152,000	227,361
#	Mercian Corp.	3,153,000	5,812,414
	Mesco, Inc.	92,000	490,544
	Mikuni Coca-Cola Bottling Co., Ltd.	366,500	3,227,903
	Mikuni Corp.	179,000	234,112
	Mimasu Semiconductor Industry Co., Ltd.	15,300	159,013
# *	Misawa Homes Co., Inc.	124,700	270,701
#	Mito Securities Co., Ltd.	16,000	43,491
	Mitsuba Corp.	883,000	2,503,948
	Mitsubishi Pencil Co., Ltd.	26,600	295,354
	Mitsui High-Tec, Inc.	131,200	718,466
	Mitsumura Printing Co., Ltd.	88,000	304,467
#	Mitsuuroko Co., Ltd.	802,100	5,187,084
#	Miyoshi Oil & Fat Co., Ltd.	1,192,000	1,598,002
#	Miyuki Keori Co., Ltd.	533,000	1,152,382
#	Mizuno Corp.	690,000	3,223,542
	Mori Seiki Co., Ltd.	179,300	1,433,499
	Morinaga Milk Industry Co., Ltd.	152,000	523,743

28

	Morita Holdings Corp.	138,000	561,156
	Morozoff, Ltd.	447,000	1,471,231
	Mory Industries, Inc.	582,000	1,323,332
#	MR Max Corp.	675,300	2,895,623
*	Mutoh Holdings Co., Ltd.	49,000	99,436
	Mutow Co., Ltd.	509,000	2,746,121
	Nagase & Co., Ltd.	284,000	2,517,673
#	Nakabayashi Co., Ltd.	964,000	1,990,384
	Nakayama Steel Works, Ltd.	3,072,000	7,147,467
	NEC Capital Solutions, Ltd.	176,300	1,424,577
*	NEC Electronics Corp.	147,800	1,023,867
#	Neturen Co., Ltd.	264,000	1,726,852
#	New Japan Radio Co., Ltd.	148,000	265,842
	NHK Spring Co., Ltd.	120,000	433,231
	Nice Holdings, Inc.	1,406,000	2,496,233
	Nichia Steel Works, Ltd.	854,200	2,084,722
#	Nichiban Co., Ltd.	567,000	1,834,630
#	Nichicon Corp.	1,367,100	8,959,083
#	Nichiha Corp.	287,700	1,858,456
#	Nichimo Co., Ltd.	920,000	1,282,242
	Nichireki Co., Ltd.	554,000	1,803,069
#	Nihon Eslead Corp.	53,048	277,536
	Nihon Kagaku Sangyo Co., Ltd.	16,000	83,063
	Nihon Matai Co., Ltd.	589,000	751,501
	Nihon Shokuh Kako Co., Ltd.	170,000	737,801
	Nihon Tokushu Toryo Co., Ltd.	75,000	230,329
	Nikko Co., Ltd.	527,000	1,539,614
	Nippo Corp.	1,643,000	12,742,779
#	Nippon Beet Sugar Manufacturing Co., Ltd.	3,098,000	8,124,359
#	Nippon Ceramic Co., Ltd.	16,100	153,124
	Nippon Chemical Industrial Co., Ltd.	1,609,000	3,565,338
#	Nippon Chemi-Con Corp.	1,661,000	3,591,051
#	Nippon Chutetsukan K.K.	582,000	800,884
#	Nippon Concrete Industries Co., Ltd.	1,088,000	1,353,279
	Nippon Densetsu Kogyo Co., Ltd.	935,000	11,222,851
	Nippon Denwa Shisetu Co., Ltd.	824,000	2,185,128
	Nippon Felt Co., Ltd.	73,100	331,402
	Nippon Fine Chemical Co., Ltd.	332,900	1,567,885
	Nippon Flour Mills Co., Ltd.	2,563,000	12,745,519
	Nippon Foil Manufacturing Co., Ltd.	222,000	248,592
	Nippon Formula Feed Manufacturing Co., Ltd.	35,000	41,341
#	Nippon Hume Corp.	544,000	1,671,517
	Nippon Jogesuido Sekkei Co., Ltd.	218	152,634
	Nippon Kinzoku Co., Ltd.	29,000	36,828
	Nippon Koei Co., Ltd.	1,400,000	3,777,460
	Nippon Konpo Unyu Soko Co., Ltd.	493,000	5,089,902
	Nippon Light Metal Co., Ltd.	4,269,000	3,457,102
	Nippon Pigment Co., Ltd.	35,000	66,957
#	Nippon Piston Ring Co., Ltd.	1,814,000	1,722,799
	Nippon Seiki Co., Ltd.	26,000	161,490
	Nippon Shinyaku Co., Ltd.	122,000	1,401,043
	Nippon Soda Co., Ltd.	1,172,000	4,382,763

29

	Nippon Systemware Co., Ltd.	211,200	804,650
	Nippon Tungsten Co., Ltd.	243,000	376,247
#	Nipro Corp.	37,000	554,244
#	Nishimatsu Construction Co., Ltd.	8,152,073	8,267,170
	Nishishiba Electric Co., Ltd.	104,000	150,591
	Nissan Shatai Co., Ltd.	634,000	4,024,270
#	Nissho Electronics Corp.	302,200	1,684,095
	Nissin Corp.	249,000	579,423
	Nissin Kogyo Co., Ltd.	15,200	122,270
	Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,800,711
	Nissui Pharmaceutical Co., Ltd.	220,400	1,800,396
	Nittan Valve Co., Ltd.	104,200	274,716
	Nittetsu Mining Co., Ltd.	2,032,000	7,173,485
	Nitto FC Co., Ltd.	243,000	1,266,721
	Nitto Flour Milling Co., Ltd.	370,000	1,134,296
#	Nohmi Bosai, Ltd.	110,000	1,189,264
	NOK Corp.	152,700	1,072,860
#	Noritsu Koki Co., Ltd.	438,700	3,060,884
#	Noritz Corp.	89,100	1,240,019
	Obayashi Road Corp.	671,000	997,768
	OHBA Co., Ltd.	42,000	34,555
	Oie Sangyo Co., Ltd.	12,700	114,841
#	Okabe Co., Ltd.	592,000	2,735,065
#	Okumura Corp.	3,456,000	14,800,582
#	Okura Industrial Co., Ltd.	1,021,000	2,252,357
	Olympic Corp.	377,000	2,574,979
#	Omikenshi Co., Ltd.	689,000	311,231
#	Onoken Co., Ltd.	205,000	1,736,899
	Oriental Yeast Co., Ltd.	269,000	1,330,914
	Origin Electric Co., Ltd.	28,000	71,047
	Osaka Organic Chemical Industry, Ltd.	21,000	92,425
	Osaka Steel Co., Ltd.	630,800	9,023,930
	Oyo Corp.	466,300	5,145,442
#	P.S. Mitsubishi Construction Co., Ltd.	305,500	784,337
	Pacific Industrial Co., Ltd.	1,106,000	3,148,431
#	PanaHome Corp.	328,000	1,936,974
#	Paramount Bed Co., Ltd.	324,000	4,085,974
*	Pasco Corp.	212,500	337,316
	Pasona Group, Inc.	890	417,133
# *	Penta-Ocean Construction Co., Ltd.	4,120,500	5,227,903
	Piolax, Inc.	205,300	3,359,621
#	Pioneer Electronic Corp.	792,200	1,450,559
	Press Kogyo Co., Ltd.	79,000	102,299
*	Radia Holdings, Inc.	2,402	12,769
#	Raito Kogyo Co., Ltd.	1,098,000	2,017,751
#	Rasa Industries, Ltd.	270,000	383,049
# *	Renown, Inc.	1,239,060	1,766,061
	Rheon Automatic Machinery Co., Ltd.	305,000	805,716
#	Rhythm Watch Co., Ltd.	3,175,000	2,975,618
	Ricoh Leasing Co., Ltd.	23,600	345,075
	Riken Technos Corp.	851,000	1,440,080
	Riken Vitamin Co., Ltd.	44,400	1,280,722

30

#	RISA Partners, Inc.	701	262,127
#	Round One Corp.	136,900	1,200,190
#	Royal Co., Ltd.	19,600	201,904
	Ryoden Trading Co., Ltd.	633,000	3,486,222
	Ryosan Co., Ltd.	688,200	15,214,852
	Ryoyo Electro Corp.	623,100	5,052,663
	S Foods, Inc.	47,500	397,375
	Sakai Chemical Industry Co., Ltd.	1,552,000	4,215,360
#	Sakai Heavy Industries, Ltd.	748,000	1,140,748
	Sakata INX Corp.	187,000	655,540
#	Sakata Seed Corp.	579,000	8,361,306
#	Sala Corp.	288,000	1,829,190
	San-Ai Oil Co., Ltd.	1,238,000	5,481,234
#	Sanden Corp.	2,669,000	5,084,637
#	Sanei-International Co., Ltd.	60,200	464,698
# *	Sanix, Inc.	975,200	1,068,917
#	Sanken Electric Co., Ltd.	493,000	1,806,429
#	Sanki Engineering Co., Ltd.	1,551,000	10,166,419
	Sanko Co., Ltd.	67,000	186,695
#	Sankyo Seiko Co., Ltd.	912,100	1,768,644
#	Sankyo-Tateyama Holdings, Inc.	3,743,000	2,818,290
	Sanoh Industrial Co., Ltd.	318,600	1,282,185
	Sanritsu Corp.	111,500	674,784
	Sanshin Electronics Co., Ltd.	663,000	5,007,942
*	Sansui Electric Co., Ltd.	3,172,000	142,413
	Sanyo Denki Co., Ltd.	103,000	246,502
	Sanyo Engineering & Construction, Inc.	201,000	648,052
	Sanyo Industries, Ltd.	714,000	1,102,743
	Sato Shoji Corp.	145,800	948,122
	Satori Electric Co., Ltd.	98,560	358,135
#	Saxa Holdings, Inc.	1,019,000	1,237,978
	Seibu Electric Industry Co., Ltd.	286,000	1,244,413
#	Seiko Holdings Corp.	23,000	49,340
	Seino Holdings Co., Ltd.	1,060,000	5,135,826
#	Seiren Co., Ltd.	22,200	98,778
	Sekisui Jushi Co., Ltd.	642,000	4,760,290
	Sekisui Plastics Co., Ltd.	1,468,000	4,438,972
	Sekonic Corp.	100,000	132,724
#	Senko Co., Ltd.	1,048,000	3,848,882
#	Senshukai Co., Ltd.	242,800	1,667,870
	Shibuya Kogyo Co., Ltd.	129,900	1,132,474
#	Shikibo, Ltd.	3,842,000	4,549,748
	Shikoku Bank, Ltd.	2,072,000	10,886,146
#	Shikoku Coca-Cola Bottling Co., Ltd.	469,300	4,115,676
#	Shimizu Bank, Ltd.	194,400	8,887,721
#	Shin Nippon Air Technologies Co., Ltd.	307,820	2,605,379
	Shinagawa Refractories Co., Ltd.	758,000	1,364,075
#	Shindengen Electric Manufacturing Co., Ltd.	763,000	1,450,094
#	Shinkawa, Ltd.	64,600	819,505
*	Shinki Co., Ltd.	444,700	305,753
#	Shinko Shoji Co., Ltd.	340,200	2,724,105
	Shinko Wire Co., Ltd.	477,000	807,665

31

	Shinmaywa Industries, Ltd.	2,597,000	6,416,175
	Shizuoka Gas Co., Ltd.	36,500	216,096
#	Sho-Bond Corp.	296,500	6,208,194
	Shoei Foods Corp.	177,000	819,816
	Showa Corp.	857,600	3,407,677
	Showa Tansan Co., Ltd.	43,000	139,286
	Siix Corp.	12,000	33,596
	Sinanen Co., Ltd.	855,000	4,018,804
	Sintokogio, Ltd.	299,000	1,864,813
#	SNT Corp.	553,500	1,810,265
	Soda Nikka Co., Ltd.	324,000	1,101,065
#	Sodick Co., Ltd.	211,000	304,115
	Somar Corp.	191,000	368,324
	Sonton Food Industry Co., Ltd.	110,000	672,095
	Sotoh Co., Ltd.	28,300	408,768
	Space Co., Ltd.	47,160	331,150
	Starzen Corp.	103,000	260,836
	Subaru Enterprise Co., Ltd.	247,000	788,892
#	Sugimoto & Co., Ltd.	96,700	978,273
#	Suminoe Textile Co., Ltd.	804,000	954,651
*	Sumiseki Holdings, Inc.	123,500	112,729
	Sumitomo Densetsu Co., Ltd.	413,500	2,588,591
#	Sumitomo Forestry Co., Ltd.	455,334	3,266,773
# *	Sumitomo Mitsui Construction Co., Ltd.	972,160	690,888
	Sumitomo Osaka Cement Co., Ltd.	6,040,000	12,048,902
#	Sumitomo Pipe & Tube Co., Ltd.	569,000	3,951,490
#	Sumitomo Precision Products Co., Ltd.	332,000	1,369,593
	Sumitomo Warehouse Co., Ltd.	704,000	3,092,612
#	SWCC Showa Holdings Co., Ltd.	6,737,000	4,951,377
	Tachibana Eletech Co., Ltd.	216,900	1,916,190
	Tachikawa Corp.	188,400	943,083
	Tachi-S Co., Ltd.	789,910	4,124,381
	Taihei Dengyo Kaisha, Ltd.	641,000	7,646,910
# *	Taiheiyo Kouhatsu, Inc.	1,881,000	1,048,859
#	Taiho Kogyo Co., Ltd.	327,300	1,398,606
#	Taikisha, Ltd.	663,100	10,073,827
	Taisei Rotec Corp.	1,406,000	1,844,237
	Taiyo Yuden Co., Ltd.	13,000	73,308
	Takagi Securities Co., Ltd.	569,000	488,614
#	Takano Co., Ltd.	305,800	2,365,352
#	Takaoka Electric Manufacturing Co., Ltd.	469,000	975,786
#	Takara Standard Co., Ltd.	1,450,000	9,195,760
	Takasago Thermal Engineering Co., Ltd.	671,000	5,120,450
	Takata Corp.	14,700	110,530
	Takigami Steel Construction Co., Ltd.	199,000	463,156
#	Takiron Co., Ltd.	1,055,000	3,204,430
#	Takuma Co., Ltd.	1,152,000	1,645,955
#	Tamura Corp.	1,225,000	2,803,511
	Tanseisha Co., Ltd.	207,000	415,705
	Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	2,583,982
	Tayca Corp.	735,000	1,905,948
	TBK Co., Ltd.	190,000	244,251

32

	TDF Corp.	24,000	23,018
*	Teac Corp.	513,000	191,043
	Techno Associe Co., Ltd.	171,900	972,857
	Techno Ryowa, Ltd.	206,700	1,310,326
	Teikoku Piston Ring Co., Ltd.	19,000	72,570
	Teikoku Tsushin Kogyo Co., Ltd.	298,000	618,945
# *	Tekken Corp.	2,646,000	2,584,004
# *	Ten Allied Co., Ltd.	212,300	699,819
#	Tenma Corp.	576,100	6,503,808
	Teraoka Seisakusho Co., Ltd.	166,300	821,004
	The Aichi Bank, Ltd.	134,800	10,283,029
	The Akita Bank, Ltd.	3,688,000	15,442,726
	The Aomori Bank, Ltd.	715,000	3,032,280
	The Awa Bank, Ltd.	91,000	591,779
#	The Bank of Iwate, Ltd.	258,000	16,213,210
	The Bank of Nagoya, Ltd.	1,305,706	7,676,873
	The Bank of Okinawa, Ltd.	162,800	5,928,233
	The Bank of Saga, Ltd.	2,108,000	7,478,434
	The Chukyo Bank, Ltd.	1,881,000	6,794,602
# *	The Daiei, Inc.	876,650	3,935,862
	The Daisan Bank, Ltd.	1,204,000	4,049,338
	The Daishi Bank, Ltd.	318,000	1,354,387
	The Daito Bank, Ltd.	1,673,000	1,209,318
	The Ehime Bank, Ltd.	1,420,000	4,620,677
	The Eighteenth Bank, Ltd.	3,966,000	13,821,217
#	The Fukui Bank, Ltd.	227,000	815,565
	The Higo Bank, Ltd.	235,000	1,369,514
	The Hokkoku Bank, Ltd.	788,000	2,840,426
#	The Hokuetsu Bank, Ltd.	2,425,000	4,814,169
	The Hyakugo Bank, Ltd.	227,000	1,221,596
	The Hyakujishi Bank, Ltd.	127,000	661,701
#	The Japan General Estate Co., Ltd.	97,000	132,112
	The Japan Wool Textile Co., Ltd.	136,000	896,438
	The Kagawa Bank, Ltd.	1,702,000	9,695,051
	The Kagoshima Bank, Ltd.	1,419,500	10,912,174
#	The Kanto Tsukuba Bank, Ltd.	439,100	1,375,130
#	The Kita-Nippon Bank, Ltd.	147,800	4,797,314
	The Kodensha Co., Ltd.	156,000	257,634
	The Michinoku Bank, Ltd.	2,788,000	5,822,524
	The Minato Bank, Ltd.	121,000	189,195
	The Miyazaki Bank, Ltd.	2,824,260	10,319,107
	The Nagano Bank, Ltd.	1,477,000	3,975,999
#	The Nanto Bank, Ltd.	654,000	3,531,484
#	The Nippon Road Co., Ltd.	1,916,000	4,321,787
	The Nisshin Oillio Group, Ltd.	83,000	400,145
	The Oita Bank, Ltd.	2,581,000	16,231,906
	The San-in Godo Bank, Ltd.	1,415,000	10,859,472
	The Yasuda Warehouse Co., Ltd.	147,700	1,317,845
	Tigers Polymer Corp.	310,600	1,177,492
*	Toa Corp.	5,695,000	7,977,531
#	Toa Doro Kogyo Co., Ltd.	640,000	869,775
	Tochigi Bank, Ltd.	2,687,000	15,874,048

33

#	Toda Corp.	1,716,000	5,900,517
#	Toda Kogyo Corp.	682,000	2,186,617
	Todentu Corp.	694,000	1,191,141
	Toenec Corp.	1,061,000	6,283,941
	Toho Bank, Ltd.	1,818,000	7,909,244
	Tohoku Bank, Ltd.	1,528,000	2,552,427
*	Tohoku Misawa Homes Co., Ltd.	69,900	151,065
#	Tohto Suisan Co., Ltd.	916,000	1,121,544
	Tokai Lease Co., Ltd.	505,000	707,355
#	Tokai Rika Co., Ltd.	199,600	1,519,413
	Tokai Rubber Industries, Ltd.	24,800	184,944
	Toko Electric Corp.	365,000	938,299
# *	Toko, Inc.	3,483,000	4,595,625
#	Tokushima Bank, Ltd.	1,081,000	5,576,737
#	Tokushu Tokai Holdings Co., Ltd.	1,035,220	2,705,732
	Tokyo Biso Kogyo Corp.	43,000	306,818
	Tokyo Denpa Co., Ltd.	3,500	16,996
	Tokyo Energy & Systems, Inc.	617,000	4,804,348
	Tokyo Ohka Kogyo Co., Ltd.	172,100	2,746,744
#	Tokyo Rope Manufacturing Co., Ltd.	2,016,000	4,560,061
	Tokyo Sangyo Co., Ltd.	514,500	1,390,897
	Tokyo Soir Co., Ltd.	202,000	518,541
#	Tokyo Style Co., Ltd.	1,493,000	11,191,412
	Tokyo Tekko Co., Ltd.	158,000	387,919
	Tokyo Tomin Bank, Ltd.	79,500	1,319,493
#	Tokyu Construction Co., Ltd.	320,410	870,559
	Tokyu Recreation Co., Ltd.	296,000	1,616,716
	Toli Corp.	912,000	1,505,502
	Tomato Bank, Ltd.	1,232,000	3,119,640
#	Tomen Electronics Corp.	107,500	1,289,046
#	Tomoe Corp.	776,100	1,509,876
	Tomoku Co., Ltd.	1,038,000	1,948,394
#	Tonami Holdings Co., Ltd.	1,509,000	3,822,467
	Topre Corp.	94,800	642,732
	Topy Industries, Ltd.	871,000	1,430,903
	Torigoe Co., Ltd.	41,900	333,753
	Torii Pharmaceutical Co., Ltd.	282,100	4,843,789
	Tosho Printing Co., Ltd.	772,000	1,960,937
	Totenko Co., Ltd.	310,000	495,714
#	Totetsu Kogyo Co., Ltd.	454,000	3,025,048
# *	Totoku Electric Co., Ltd.	1,034,000	1,336,080
#	Tottori Bank, Ltd.	1,085,000	3,287,802
# *	Towa Bank, Ltd.	578,000	443,489
#	Towa Corp.	74,800	130,748
# *	Toyo Construction Co., Ltd.	978,000	407,247
	Toyo Ink Manufacturing Co., Ltd.	2,700,000	7,061,104
	Toyo Kanetsu K.K.	196,000	341,584
	Toyo Kohan Co., Ltd.	2,110,000	8,845,946
	Toyo Machinery & Metal Co., Ltd.	82,700	118,028
	Toyo Radiator Co., Ltd.	66,000	93,292
	Toyo Securities Co., Ltd.	52,000	86,868
#	Toyo Tire & Rubber Co., Ltd.	293,000	427,017

34

#	Toyo Wharf & Warehouse Co., Ltd.	980,000	1,438,038
#	Trusco Nakayama Corp.	94,600	1,082,855
	Tsubakimoto Kogyo Co., Ltd.	15,000	30,845
#	Tsudakoma Corp.	955,000	900,515
#	Tsukamoto Co., Ltd.	182,000	126,471
#	Tsukishima Kikai Co., Ltd.	354,000	2,071,521
	Tsurumi Manufacturing Co., Ltd.	236,000	1,352,992
	Tsutsumi Jewelry Co., Ltd.	256,100	5,631,737
	Tsuzuki Denki Co., Ltd.	376,000	1,000,462
	Tsuzuki Densan Co., Ltd.	75,700	201,466
	TTK Co., Ltd.	136,000	607,016
	TYK Corp.	690,000	1,638,544
#	Uchida Yoko Co., Ltd.	1,054,000	3,805,372
#	Ulvac, Inc.	61,900	1,021,512
#	Uniden Corp.	1,688,000	2,367,685
	UNY Co., Ltd.	58,860	489,242
#	U-Shin, Ltd.	551,300	1,801,796
	Vital-Net, Inc.	371,600	2,259,794
	Wavelock Holdings Co., Ltd.	9,100	30,044
	Wondertable, Ltd.	78,000	78,244
#	Wood One Co., Ltd.	504,000	1,625,387
	Yahagi Construction Co., Ltd.	41,000	207,954
	Yaizu Suisankagaku Industry Co., Ltd.	4,100	45,178
# *	YAMABIKO Corp.	127,674	1,448,208
	Yamagata Bank, Ltd.	2,124,000	12,814,283
	Yamamura Glass Co., Ltd.	2,338,000	5,414,930
	Yamanashi Chuo Bank, Ltd.	1,465,000	8,530,338
#	Yamatane Corp.	330,000	336,724
	Yamato Corp.	332,000	1,061,824
	Yamato International, Inc.	72,000	329,492
	Yamaura Corp.	155,500	262,660
	Ye Data, Inc.	34,000	56,110
#	Yellow Hat, Ltd.	384,500	1,290,418
	Yodogawa Steel Works, Ltd.	3,670,000	17,276,796
#	Yokogawa Bridge Holdings Corp.	630,000	6,094,098
	Yokohama Reito Co., Ltd.	1,078,000	7,359,691
	Yondenko Corp.	438,650	2,322,615
	Yonekyu Corp.	53,000	582,340
	Yonex Co., Ltd.	149,000	1,180,544
#	Yorozu Corp.	63,800	490,148
	Yuasa Funashoku Co., Ltd.	532,000	1,009,444
	Yurtec Corp.	1,097,000	6,458,444
TOTAL COMMON STOCKS			1,567,684,502

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—

TOTAL — JAPAN			1,567,684,502

35

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	130,000	—

RIGHTS/WARRANTS — (0.0%)
*	Ramunia Holdings Berhad Non-Cumulative Irredeemable Convertible Preferred Shares 12/20/09	28,880	2,292

TOTAL — MALAYSIA			2,292

NETHERLANDS — (1.7%)
COMMON STOCKS — (1.7%)
	Batenburg Beheer NV	6,890	172,085
# *	BE Semiconductor Industries NV	548,946	1,105,077
	Crown Van Gelder NV	51,923	400,619
# *	Crucell NV	515,366	9,139,351
	DOCdata NV	24,290	161,558
#	Draka Holding NV	365,107	2,884,569
#	Eriks Group NV	18,950	606,581
	Gamma Holding NV	75,648	592,869
	Grontmij NV	17,593	358,729
#	Heijmans NV	647,819	4,811,031
	Kas Bank NV	216,806	2,559,735
#	Kendrion NV	6,143	64,449
#	Koninklijke Bam Groep NV	542,578	4,615,500
#	Koninklijke Ten Cate NV	185,980	3,336,509
#	Macintosh Retail Group NV	2,639	26,525
*	Nedfield NV	30,190	25,165
#	Nutreco Holding NV	756,243	24,989,243
#	Oce NV	2,152,451	5,526,206
#	OPG Groep NV	73,752	846,676
#	Ordina NV	248,226	867,774
# *	Pharming Group NV	285,229	180,656
# *	Qurius NV	460,094	150,342
	Royal Reesink NV	2,110	189,049
	RSDB NV	22,605	420,528
	Smit Internationale NV	49,112	2,278,928
	SNS Reaal	286,114	1,248,452
#	Telegraaf Media Groep NV	76,159	1,364,217
*	Textielgroep Twenthe NV	1,200	3,841
	TKH Group NV	106,796	1,011,768
# *	TomTom NV	145,582	772,004
#	USG People NV	1,178,406	13,005,249
*	Van der Moolen Holding NV	793,825	2,132,937
#	Wavin NV	698,311	2,219,668

TOTAL — NETHERLANDS			88,067,890

NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
*	AFFCO Holdings, Ltd.	4,822,896	900,851
#	Air New Zealand, Ltd.	3,157,420	1,431,998
	CDL Investments New Zealand, Ltd.	1,068,042	135,132
	Colonial Motor Co., Ltd.	207,470	251,287

36

	Fisher & Paykel Appliances Holdings, Ltd.	2,851,599	1,792,951
	Millennium & Copthorne Hotels New Zealand, Ltd.	3,112,559	618,645
	Northland Port Corp. (New Zealand), Ltd.	24,300	32,745
	Nuplex Industries, Ltd.	21,532	31,278
*	Pan Pacific Petroleum NL	748,157	165,102
	Port of Tauranga, Ltd.	17,979	53,235
	Pyne Gould Guinness, Ltd.	1,805,503	1,169,113
*	Richina Pacific, Ltd.	929,648	169,964
*	Rubicon, Ltd.	2,472,292	761,379
	Sanford, Ltd.	1,087,374	2,946,903
	South Port New Zealand, Ltd.	71,088	71,472
	Taylors Group, Ltd.	42,000	29,038
*	Tenon, Ltd.	372,153	94,324
	Tourism Holdings, Ltd.	1,467,544	490,488
#	Tower, Ltd.	1,938,089	1,609,707

TOTAL — NEW ZEALAND			12,755,612

NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
#	Aktiv Kapital ASA	170,665	984,902
*	Atea ASA	128,618	301,323
#	Austevoll Seafood ASA	70,345	130,653
# *	Birdstep Technology ASA	128,796	28,054
	Bonheur ASA	236,200	4,314,244
# *	BW Offshore, Ltd.	261,030	180,319
#	Camillo Eitze & Co. ASA	150,780	323,520
#	Cermaq ASA	506,776	1,923,898
#	DOF ASA	364,733	1,779,690
# *	Eitzen Chemical ASA	97,998	163,943
# *	Electromagnetic GeoServices AS	15,100	7,810
# *	Eltek ASA	585,852	114,397
	Farstad Shipping ASA	209,496	2,414,228
#	Ganger Rolf ASA	402,700	7,528,481
# *	Gregoire ASA	59,357	7,928
#	Havila Shipping ASA	30,700	167,568
*	IOT Holdings ASA	137,172	7,923
# *	Kongsberg Automotive ASA	145,800	53,053
	Kongsberg Gruppen ASA	24,816	1,069,989
*	Kverneland Group ASA	529,570	378,715
# *	Marine Harvest	3,734,797	805,847
*	Norse Energy Corp. ASA	732,815	403,240
# *	Norske Skogindustrier ASA Series A	3,238,943	6,336,999
	Odfjell ASA Series A	281,996	1,590,534
*	Prosafe Production Public, Ltd.	15,000	23,601
# *	Q-Free ASA	42,000	81,659
# *	Roxar ASA	191,713	103,635
# *	SAS AB	38,000	207,145
	Scana Industrier ASA	178,189	189,621
# *	Sevan Marine ASA	480,709	409,580
	Solstad Offshore ASA	358,822	3,942,315
# *	Songa Offshore SE	172,802	302,020

37

#	SpareBanken 1 SMN	895,144	3,539,469
*	Synnove Finden ASA	259,349	463,844
*	TGS Nopec Geophysical Co. ASA	493,021	2,815,883
#	TTS Marine ASA	88,874	241,675
	Wilh. Wilhelmsen ASA	251,468	2,876,047

TOTAL — NORWAY			46,213,752

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
*	Banif SGPS SA	547,281	772,092
	Corticeira Amorim	2,107,868	2,427,265
*	Investimentos Participacoes e Gestao SA	1,641,832	649,022
*	Papelaria Fernandes-Industria e Comercia SA	2,000	3,534
#	Sonae Industria SGPS SA	1,001,329	2,055,767
#	Sonae SGPS SA	1,390,644	853,317
*	Sumol + Compal SA	59,147	106,024
#	Teixeira Duarte Engenharia e Construcoes SA	891,201	628,248

TOTAL — PORTUGAL			7,495,269

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
*	AEM Holdings, Ltd.	1,932,000	19,169
#	Allgreen Properties, Ltd.	16,873,000	5,194,070
	Apollo Enterprises, Ltd.	240,000	141,547
*	Asia Food and Properties, Ltd.	7,149,000	878,232
	Auric Pacific Group, Ltd.	57,000	21,056
	Bonvests Holdings, Ltd.	1,314,280	502,297
*	Brothers (Holdings), Ltd.	488,078	35,480
# *	Chartered Semiconductor Manufacturing, Ltd.	19,090,000	2,935,588
*	Chemical Industries (Far East), Ltd.	40,000	11,129
*	China Auto Corp., Ltd.	3,040,700	40,285
	China Merchants Holdings Pacific, Ltd.	990,000	294,201
#	Chuan Hup Holdings, Ltd.	7,392,000	881,649
	Cougar Logistics Corp., Ltd.	538,250	60,614
# *	Creative Technology Co., Ltd.	805,400	2,204,943
*	Ellipsiz, Ltd.	720,000	14,209
	Engro Corp., Ltd.	115,500	44,376
*	Excel Machine Tools, Ltd.	473,000	—
#	Ezra Holdings Pte, Ltd.	1,462,000	619,892
#	Federal International (2000), Ltd.	313,750	29,779
	GK Goh Holdings, Ltd.	2,295,000	771,104
	GP Industries, Ltd.	1,370,808	226,593
	Grand Banks Yachts, Ltd.	288,750	151,408
#	Hi-P International, Ltd.	2,707,000	577,041
#	Ho Bee Investment, Ltd.	3,562,000	824,191
*	Hong Fok Corp., Ltd.	494,000	72,614
	Hong Leong Asia, Ltd.	340,000	129,095
#	Hotel Grand Central, Ltd.	1,960,462	684,919
	Hotel Plaza, Ltd.	943,000	699,115
#	Hotel Properties, Ltd.	1,928,500	1,339,552

38

	Hour Glass, Ltd.	793,320	244,612
#	Huan Hsin Holdings, Ltd.	1,504,000	254,027
	Hwa Hong Corp., Ltd.	4,148,000	915,566
	IFS Capital, Ltd.	26,400	9,269
#	InnoTek, Ltd.	1,299,000	154,889
	Isetan (Singapore), Ltd.	171,000	348,390
#	Jurong Technologies Industrial Corp., Ltd.	3,391,000	55,421
	K1 Ventures, Ltd.	14,253,000	1,317,448
	Kian Ann Engineering, Ltd.	1,291,500	106,844
	Kim Eng Holdings, Ltd.	1,378,147	899,904
	K-REIT Asia	70,480	28,849
#	KS Energy Services, Ltd.	800,000	391,782
	Lafe Corp., Ltd.	4,407,200	152,754
	LC Development, Ltd.	2,179,800	113,474
	Lee Kim Tah Holdings, Ltd.	2,313,000	597,556
	Leeden, Ltd.	539,000	135,678
	Low Keng Huat Singapore, Ltd.	2,208,000	233,498
	Lum Chang Holdings, Ltd.	1,211,000	122,100
	Memtech International, Ltd.	3,073,000	100,982
	Metro Holdings, Ltd.	8,200,800	1,684,639
#	NSL, Ltd.	717,000	428,981
	Orchard Parade Holdings, Ltd.	3,766,625	1,629,084
# *	Osim International, Ltd.	1,965,600	84,349
*	Penguin International, Ltd.	4,316,250	126,423
	Pertama Holdings, Ltd.	105,000	15,998
	Popular Holdings, Ltd.	6,232,500	389,790
	PSC Corp., Ltd.	6,729,043	638,911
	QAF, Ltd.	3,277,000	368,868
	San Teh, Ltd.	844,000	152,644
#	SC Global Developments, Ltd.	935,850	297,046
	Sing Investments & Finance, Ltd.	84,000	56,975
#	Singapore Land, Ltd.	1,336,000	2,905,281
	Singapore Reinsurance Corp., Ltd.	3,080,110	300,677
	Singapore Shipping Corp., Ltd.	3,299,000	447,100
	Singapura Finance, Ltd.	105,000	74,300
	Stamford Land Corp., Ltd.	4,308,000	693,288
*	Sunright, Ltd.	196,000	14,931
	Superior Multi-Packaging, Ltd.	552,000	25,596
*	Thakral Corp., Ltd.	1,130,000	32,445
	Transcu Group, Ltd.	13,000	6,889
*	TT International, Ltd.	4,579,900	81,519
*	Tuan Sing Holdings, Ltd.	9,469,000	556,970
	UMS Holdings, Ltd.	4,751,000	325,756
	United Engineers, Ltd.	1,933,666	1,435,111
	United Industrial Corp., Ltd.	6,718,000	5,454,171
	United Pulp & Paper Co., Ltd.	782,000	62,162
	UOL Group, Ltd.	4,905,000	6,255,520
#	WBL Corp., Ltd.	324,500	843,803
#	Wheelock Properties, Ltd.	3,109,000	2,026,457
#	Wing Tai Holdings, Ltd.	4,001,800	1,824,097
*	Zhongguo Jilong, Ltd.	667,943	19,570

TOTAL — SINGAPORE			54,846,542

39

SPAIN — (1.2%)
COMMON STOCKS — (1.2%)
	Adolfo Dominguez SA	6,828	57,780
#	Banco de Andalucia SA	443	17,138
	Banco Pastor SA	30,383	180,145
# *	Baron de Ley SA	23,940	942,265
#	Campofrio Food Group SA	79,186	868,314
#	Cementos Portland Valderrivas SA	69,978	2,038,851
	Construcciones y Auxiliar de Ferrocarriles SA	9,407	2,562,726
*	Corporacion Dermoestetica	134,312	525,262
# *	Dogi International Fabrics SA	191,727	227,727
	Ebro Puleva SA	1,492,857	18,426,951
*	Ercros SA	2,435,600	557,555
*	Espanola del Zinc SA	53,703	61,888
	Funespana SA	63,148	446,352
	Grupo Catalana Occidente SA	174,195	2,656,995
#	Grupo Empresarial Ence SA	2,040,153	5,950,600
	Iberpapel Gestion SA	94,326	1,168,963
*	Inbesos SA	26,814	96,862
*	Indo Internacional SA	13,502	18,749
*	La Seda de Barcelona SA	5,166,665	2,303,234
	Lingotes Especiales SA	5,342	20,846
#	Miquel y Costas & Miquel SA	20,960	326,684
#	NH Hoteles SA	985,910	4,072,926
	Nicolas Correa SA	137,049	528,886
#	Papeles y Cartones de Europa SA	282,261	1,246,386
	Pescanova SA	125,431	4,641,464
*	Realia Business SA	94,105	200,292
	Sacyr Vallehermoso SA	44,031	375,509
#	Service Point Solutions SA	163,316	139,096
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	120,585	135,039
	Sol Melia SA	23,485	118,341
# *	Tavex Algodonera SA	426,325	260,623
*	Tecnocom Telecomunicaciones y Energia SA	20,116	94,339
	Tubacex SA	414,558	1,069,742
	Tubos Reunidos SA	101,651	253,264
	Unipapel SA	134,005	1,610,522
	Vidrala SA	11,424	226,446
#	Viscofan SA	431,734	8,098,967

TOTAL — SPAIN			62,527,729

SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
	Acando AB	655,684	798,685
	AF AB Series B	19,700	244,621
# *	Anoto Group AB	261,833	119,508
*	Artimplant AB Series B	201,000	40,767
	Atrium Ljungberg AB Series B	16,800	126,289
	Beijer Alma AB	81,900	592,240

40

#	Bilia AB Series A	238,436	497,172
	Billerud AB	849,380	1,709,802
*	Biotage AB	608,271	389,248
#	Boliden AB	1,056,005	2,133,265
	Bong Ljungdahl AB	64,100	106,006
	Cantena AB	109,825	845,272
#	Cardo AB	297,798	4,424,505
*	Carl Lamm Holding AB	89,851	359,097
	Castellum AB	1,462,724	9,325,277
# *	Cloetta AB	35,712	110,990
#	Concordia Maritime AB Series B	327,274	526,521
	Consilium AB Series B	8,000	29,724
	Elos AB	29,600	111,948
*	Enea Data AB Series B	4,335	11,808
#	Eniro AB	2,483,060	3,189,233
#	Fabege AB	1,131,140	3,786,679
	Forshem Group AB Series B	29,600	31,960
	G & L Beijer AB Series B	96,600	1,405,624
	Geveko AB	36,600	336,122
#	Gunnebo AB	28,600	59,119
	Haldex AB	336,968	1,198,533
*	Hexpol AB	5,250	10,007
#	Home Properties AB	88,742	514,320
	Industrial & Financial Systems AB Series B	98,121	482,470
	Intellecta AB Series B	30,100	205,903
#	JM AB	119,617	610,481
	Klovern AB	764,578	1,540,680
#	Kungsleden AB	1,827,593	9,358,994
	Lagercrantz Group AB Series B	233,635	544,120
	Lammhults Design Group AB	78,200	381,757
#	Lennart Wallenstam Byggnads AB Series B	457,500	3,490,090
# *	Micronic Laser Systems AB	160,686	132,804
	NCC AB Series A	45,400	270,506
	NCC AB Series B	984,751	5,968,982
#	New Wave Group AB Series B	107,400	107,407
	Nobia AB	415,565	856,541
	Nolato AB Series B	106,340	444,240
	OEM International AB Series B	30,300	144,481
*	Partnertech AB	36,982	69,658
#	Peab AB Series B	58,234	181,235
	Poolia AB Series B	147,200	394,174
*	Precomp Solutions AB	6,500	232
*	Pricer AB Series B	822,376	56,844
	ProAct IT Group AB	132,500	575,007
	Profilgruppen AB	25,600	111,493
	Rederi AB Transatlantic Series B	363,180	1,342,783
# *	rnb Retail & Brands AB	260,400	124,508
	Rorvik Timber AB	30,600	47,734
# *	Rottneros Bruk AB	1,587,000	222,961
*	Scribona AB Series A	15,700	9,224
*	Scribona AB Series B	615,980	353,688
*	Semcon AB	13,958	16,382

41

	Skanditek Industrifoervaltnings AB	116,200	156,238
	Studsvik AB	38,200	250,334
#	Trelleborg AB Series B	1,617,881	8,461,747
*	Wedins Skor & Accessoarer AB	85,000	9,116
	Wihlborgs Fastigheter AB	123,508	1,383,259

TOTAL — SWEDEN			71,340,415

SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
	Acino Holding AG	30,793	5,614,066
	AFG Arbonia-Forster Holding AG	11,428	1,161,865
#	Allreal Holding AG	97,788	9,543,578
	Also Holding AG	9,450	234,282
*	Ascom Holding AG	160,800	1,091,730
	Baloise-Holding AG	316,202	19,616,899
	Bank Coop AG	11,560	742,053
	Banque Cantonale de Geneve	12,101	2,233,601
	Banque Cantonale du Jura	8,000	448,549
	Banque Cantonale Vaudoise	19,836	5,563,196
	Bellevue Group AG	1,179	37,552
	Bobst Group AG	172,186	4,620,808
#	Bossard Holding AG	12,058	473,549
	Bucher Industries AG	49,914	4,917,902
	Calida Holding AG	400	77,854
*	Card Guard AG	119,495	861,846
	Carlo Gavazzi Holding AG	7,890	661,431
#	Charles Voegele Holding AG	102,058	2,763,939
	Ciba Holding AG	222,902	9,400,393
	Clariant AG	4,384,189	21,757,849
	Conzzeta AG	3,809	5,097,674
*	COS Computer Systems AG	34,269	218,141
	Daetwyler Holding AG	162,513	6,154,321
	Dufry Group	6,429	103,776
	Emmi AG	38,072	3,638,643
	Energiedienst Holding AG	160	6,204
	Escor Casino & Entertainment AG	4,000	62,055
	Feintol International Holding AG	6,555	1,118,361
	Flughafen Zuerich AG	49,800	11,151,420
#	Forbo Holding AG	34,708	5,619,123
	George Fisher AG	34,123	5,618,227
	Golay-Buchel Holding SA	125	169,866
	Gurit Holding AG	10,877	3,511,154
	Helvetia Holding AG	83,977	17,696,487
	Hexagon AB	52,500	199,155
#	Implenia AG	260,675	6,239,562
	Industrieholding Cham AG	12,545	2,106,615
	Intershop Holding AG	17,654	4,257,708
#	Jelmoli Holding AG	6,525	12,697,811
*	Kardex AG	6,654	165,547
	Komax Holding AG	2,874	135,980
	Lem Holdings SA	3,333	394,851

42

	Medisize Holding AG	79,900	3,028,818
	Metraux Services Holdings SA	3,560	249,423
*	Micronas Semiconductor Holding AG	218,275	647,223
*	Mikron Holding AG	35,788	144,871
	Mobimo Holding AG	4,754	551,731
*	Petroplus Holdings AG	128,820	2,530,348
#	PSP Swiss Property AG	588,827	24,920,372
	PubliGroupe SA	1,627	107,802
*	Quadrant AG	2,160	84,615
#	Rieters Holdings AG	12,450	1,398,233
	Romande Energie Holding SA	3,903	6,635,509
	Schweizerische National Versicherungs Gesellschaft	17,818	9,189,895
	Siegfried Holding AG	25,929	2,012,152
	St. Galler Kantonalbank	6,370	2,089,010
#	Swiss Prime Site AG	233,238	9,846,444
*	Swissmetal Holding AG	116,281	763,861
	Tornos SA	16,000	87,980
#	Valiant Holding AG	80,747	14,034,005
	Valora Holding AG	38,558	5,567,708
	Vaudoise Assurances Holdings SA	19,548	2,526,024
*	Verwaltungs und Privat-Bank AG	1,699	170,859
	WMH Walter Meier Holding AG	595	33,574
	Zehnder Holding AG	90	66,979
	Zueblin Immobilien Holding AG	407,766	1,471,552

TOTAL — SWITZERLAND			266,344,611

UNITED KINGDOM — (12.9%)
COMMON STOCKS — (12.9%)
	A & J Mucklow Group P.L.C.	274,535	870,331
	Abacus Group P.L.C.	344,986	273,467
*	Abbeycrest P.L.C.	114,547	13,585
	Acal P.L.C.	327,161	421,827
	Aga Rangemaster Group P.L.C.	2,103,467	1,914,790
	Airea P.L.C.	280,105	30,277
	Alba P.L.C.	492,775	207,158
	Alexandra P.L.C.	383,995	55,627
	Alexon Group P.L.C.	223,601	49,471
*	Alphameric P.L.C.	1,367,391	311,204
	Alumasc Group P.L.C.	597,030	558,016
*	Amberley Group P.L.C.	71,000	2,572
	Amlin P.L.C.	9,708,370	53,787,190
	Anglo Pacific Group P.L.C.	1,103,682	1,469,163
	Anglo-Eastern Plantations P.L.C.	261,385	920,703
*	API Group P.L.C.	567,365	57,002
*	ARC International P.L.C.	2,696,225	411,382
#	Arena Leisure P.L.C.	645,000	207,739
*	Aricom P.L.C.	803,821	230,832
*	Aries Insurance Services P.L.C.	250,000	—
	Armour Group P.L.C.	225,000	25,480
	Arriva P.L.C.	112,920	746,005
	Ashtead Group P.L.C.	10,679,339	6,155,344

43

	Assura Group, Ltd.	42,159	24,059
*	Asterand P.L.C.	387,527	83,917
*	Autologic Holdings P.L.C.	455,119	87,211
	Avesco Group P.L.C.	84,124	28,014
*	Avon Rubber P.L.C.	465,400	264,076
	BBA Aviation P.L.C.	2,421,194	2,577,884
*	Beale P.L.C.	96,298	41,832
	Beazley Group P.L.C.	7,788,113	14,337,687
*	Bede P.L.C.	283,000	2,625
#	Bellway P.L.C.	3,481,205	28,869,496
*	Berkeley Technology, Ltd.	222,520	12,899
# *	Biocompatibles International P.L.C.	543,647	1,024,174
	Black Arrow Group P.L.C.	35,000	34,237
#	Blacks Leisure Group P.L.C.	184,818	69,660
	Bloomsbury Publishing P.L.C.	46,965	97,016
	Bodycote P.L.C.	5,826,032	10,219,289
#	Bovis Homes Group P.L.C.	4,184,856	23,270,326
	Brewin Dolphin Holdings P.L.C.	40,713	66,278
	Brit Insurance Holdings P.L.C.	11,179,422	32,640,047
	British Polythene Industries P.L.C.	380,917	878,296
	BSS Group P.L.C.	180,302	683,907
	Caffyns P.L.C.	21,866	87,047
	Camellia P.L.C.	2,531	190,867
	Capital & Regional P.L.C.	2,270,889	988,040
	Carclo P.L.C.	835,334	639,083
	Carillion P.L.C.	2,441,103	8,233,731
	Carphone Warehouse Group P.L.C.	2,170,387	3,163,830
	Carr’s Milling Industries P.L.C.	81,009	527,856
	Castings P.L.C.	485,190	1,003,855
	Catlin Group, Ltd.	5,950,905	29,903,053
	Centaur Media P.L.C.	100,000	47,822
*	Chapelthorpe P.L.C.	160,984	25,504
	Charles Stanley Group P.L.C.	150,000	384,964
*	Charter International P.L.C.	47,043	261,960
	Chesnara P.L.C.	91,606	167,549
	Churchill China P.L.C.	53,181	134,672
	City of London Group P.L.C.	34,000	16,031
#	Clinton Cards P.L.C.	3,589,783	472,877
	Close Brothers Group P.L.C.	1,971,530	14,156,305
# *	CLS Holdings P.L.C.	1,113,083	5,137,653
	Colefax Group P.L.C.	96,000	116,863
	Collins Stewart P.L.C.	1,984,242	1,521,405
*	Colt Telecom Group SA	3,825,873	4,344,948
	Communisis P.L.C.	2,449,572	1,441,576
	Computacenter P.L.C.	3,461,585	5,742,705
#	Cookson Group P.L.C.	1,112,621	1,510,971
*	Coral Products P.L.C.	102,000	6,667
#	Cosalt P.L.C.	213,194	259,712
*	Creightons P.L.C.	250,000	5,434
	Creston P.L.C.	107,460	46,685
*	CSR P.L.C.	432,256	1,136,552
	Daejan Holdings P.L.C.	134,005	4,186,061

44

	Dairy Crest Group P.L.C.	708,156	2,046,679
*	Dart Group P.L.C.	917,504	464,987
	Davis Service Group P.L.C.	1,072,220	3,833,364
*	Dawson International P.L.C.	502,194	15,331
	Delta P.L.C.	2,789,385	4,053,612
	Development Securities P.L.C.	921,432	3,653,473
	Devro P.L.C.	43,253	51,796
	Dialight P.L.C.	299,486	458,698
	Diploma P.L.C.	475,000	790,606
	DRS Data & Research Services P.L.C.	51,000	9,216
	DS Smith P.L.C.	12,895,987	15,081,635
#	DSG International P.L.C.	29,382,888	9,342,801
	DTZ Holdings P.L.C.	41,347	15,071
	Dyson Group P.L.C.	155,000	28,768
*	easyJet P.L.C.	2,130,172	9,177,299
	Eleco P.L.C.	68,900	29,745
	Electronic Data Processing P.L.C.	271,803	187,249
	Elementis P.L.C.	10,693,120	7,103,837
	Ennstone P.L.C.	7,832,906	130,541
*	Entertainment Rights P.L.C.	4,575,625	38,287
*	Erinaceous Group P.L.C.	371,424	8,881
	Evolution Group P.L.C.	2,286,747	2,977,367
	F&C Asset Management P.L.C.	6,573,090	6,916,952
	Fenner P.L.C.	272,000	239,532
#	Filtronic P.L.C.	1,323,456	525,852
	Findel P.L.C.	47,926	40,732
*	Fortress Holdings P.L.C.	200,000	—
	French Connection Group P.L.C.	510,182	327,611
	Fuller Smith & Turner P.L.C.	373,727	2,085,521
	Future P.L.C.	1,768,908	448,094
	FW Thorpe P.L.C.	19,149	132,706
	Galliford Try P.L.C.	1,000,044	504,652
	Game Group P.L.C.	461,052	952,920
	GB Group P.L.C.	707,131	204,123
*	Gem Diamonds, Ltd.	33,156	106,013
	Genetix Group P.L.C.	50,000	36,098
*	Georgica P.L.C.	124,719	27,018
	GKN P.L.C.	4,252,610	5,185,875
*	Gladstone P.L.C.	158,000	44,625
	GNE P.L.C.	60,517	134,852
	Greene King P.L.C.	3,287,988	20,090,223
	Guinness Peat Group P.L.C.	859,225	400,783
	Hardy Underwriting Group P.L.C.	889,189	3,713,545
	Harvey Nash Group P.L.C.	667,151	295,264
*	Hawtin P.L.C.	150,000	9,814
	Haynes Publishing Group P.L.C.	25,591	43,454
	Helical Bar P.L.C.	2,732,887	12,332,349
*	Henderson Group P.L.C.	7,888,443	8,573,895
	Henry Boot P.L.C.	1,137,852	947,872
*	Heywood Williams Group P.L.C.	1,023,641	51,662

45

	Hiscox, Ltd.	10,621,831	48,198,612
	HR Owen P.L.C.	117,528	87,595
	Huntsworth P.L.C.	2,240,266	1,113,464
*	Impellam Group P.L.C.	28,243	8,212
	Inchcape P.L.C.	2,968,058	1,612,989
*	Intec Telecom Systems P.L.C.	1,861,142	726,223
	Intelek P.L.C.	555,250	127,838
#	Intermediate Capital Group P.L.C.	1,642,292	9,110,741
*	Inveresk P.L.C.	756,409	23,568
*	IP Group P.L.C.	142,868	111,053
	J. Smart & Co. (Contractors) P.L.C.	18,263	88,932
	James Cropper P.L.C.	38,601	41,813
	James Fisher & Sons P.L.C.	151,350	787,521
	James Halstead P.L.C.	89,804	510,510
	JD Sports Fashion P.L.C.	45,672	141,426
#	JJB Sports P.L.C.	6,169,618	712,834
	Johnston Press P.L.C.	8,344,406	1,045,775
*	Journey Group P.L.C.	30,469	1,214
	KBC Advanced Technologies P.L.C.	622,919	333,909
	Kcom Group P.L.C.	7,213,838	1,613,308
	Kewill P.L.C.	60,000	26,053
	Laird P.L.C.	547,781	696,454
	Lavendon Group P.L.C.	667,871	1,025,254
*	Leeds Group P.L.C.	241,639	47,274
*	Leo Insurance P.L.C.	25,000	543
	Litho Supplies P.L.C.	113,000	12,300
*	London Scottish Bank P.L.C.	299,952	11,389
	Lookers P.L.C.	1,348,316	529,378
	Low & Bonar P.L.C.	3,149,418	1,342,261
#	Luminar Group Holdings P.L.C.	1,877,841	2,827,970
	Macfarlane Group P.L.C.	1,730,981	424,349
	Mallett P.L.C.	104,602	78,050
	Management Consulting Group P.L.C.	2,538,662	944,500
	Marshalls P.L.C.	1,079,590	1,088,401
	Marston’s P.L.C.	6,498,608	9,729,458
	Mcbride P.L.C.	118,327	214,533
*	MDY Healthcare P.L.C.	16,000	6,238
	Meggitt P.L.C.	2,173,855	4,336,114
	Melrose P.L.C.	161,056	154,428
*	Metalrax Group P.L.C.	505,462	66,462
*	Mid-States P.L.C.	50,000	4,529
	Millennium and Copthorne Hotels P.L.C.	4,866,761	16,485,542
*	Minerva P.L.C.	4,671,855	1,251,628
	MJ Gleeson Group P.L.C.	645,704	730,793
	Molins P.L.C.	142,466	88,289
	Mondi P.L.C.	5,080,803	13,394,832
*	Monitise P.L.C.	101,664	4,761
	Morgan Crucible Co. P.L.C.	14,803	20,478
	Morse P.L.C.	93,868	9,865
	Moss Bros Group P.L.C.	494,059	116,618
	Mothercare P.L.C.	1,025,416	5,825,063
#	MP Evans Group P.L.C.	95,900	306,027

46

	MS International P.L.C.	119,401	358,723
*	MWB Group Holdings P.L.C.	1,659,493	732,417
	N Brown Group P.L.C.	2,588,111	7,284,044
	Nestor Healthcare Group P.L.C.	652,386	193,630
*	Newfound NV	44,000	797
	Noble Investments (UK) P.L.C.	300	361
	Northamber P.L.C.	152,685	69,402
#	Northgate P.L.C.	1,217,234	1,374,194
	Novae Group P.L.C.	489,058	2,263,475
*	NXT P.L.C.	48,000	5,719
*	Opsec Security Group P.L.C.	571,366	149,623
	Oxford Instruments P.L.C.	463,280	1,057,919
*	Pace P.L.C.	568,329	435,660
	Panther Securities P.L.C.	45,000	154,733
*	Parity Group P.L.C.	8,400	1,208
	Pendragon P.L.C.	5,031,624	170,920
	Penna Consulting P.L.C.	186,128	461,638
	Persimmon P.L.C.	4,127,476	17,161,661
*	Photo-Me International P.L.C.	10,000	1,549
*	Pices Property Services P.L.C.	250,000	—
	Pinewood Shepperton P.L.C.	358,476	608,144
*	Pinnacle Staffing Group P.L.C.	953,519	20,812
*	Pittards P.L.C.	39,000	1,017
	Portmeirion Group P.L.C.	56,335	91,422
#	Porvair P.L.C.	484,144	462,547
	Premier Foods P.L.C.	16,918,305	7,699,411
*	Prime Focus London P.L.C.	13,000	2,826
	Psion P.L.C.	2,157,649	1,555,726
	Quintain Estates & Development P.L.C.	1,294,447	463,121
*	Raven Mount Group P.L.C.	125,337	34,503
*	Raven Russia, Ltd.	70,119	21,893
#	Redrow P.L.C.	5,102,411	11,458,317
*	Redstone P.L.C.	369,451	62,463
*	Renold P.L.C.	829,414	293,215
*	Renovo Group P.L.C.	222,886	78,634
	Rensburg Sheppards P.L.C.	9,472	54,679
	RPC Group P.L.C.	1,157,084	2,335,082
	Rugby Estates P.L.C.	78,667	241,750
*	Rutland Trust P.L.C.	89,181	86,591
	S&U P.L.C.	7,000	28,282
*	Safeland P.L.C.	100,000	37,679
*	Sagittarius Professional Services P.L.C.	250,000	3,261
	Savills P.L.C.	291,403	1,018,576
	Scapa Group P.L.C.	1,927,891	338,957
*	SDL P.L.C.	57,530	224,673
*	Secure Ventures No. 6 P.L.C.	250,000	—
*	Secure Ventures No. 7 P.L.C.	250,000	—
	Senior P.L.C.	3,692,902	1,576,412
	SIG P.L.C.	263,493	454,695
	Signet Group, Ltd.	1,149,696	8,085,432
	Smiths News P.L.C.	259,297	209,962
*	Sportech P.L.C.	115,311	102,782

47

	Spring Group P.L.C.	779,791	380,896
	St Ives Group P.L.C.	2,469,950	2,439,908
	ST Modwen Properties P.L.C.	2,066,598	3,389,001
*	Stylo P.L.C.	5,293	288
	Swallowfield P.L.C.	60,849	71,012
*	Tandem Group P.L.C.	472,000	—
*	Taurus Storage P.L.C.	250,000	3,261
*	Telspec P.L.C.	205,000	12,649
	Tex Holdings P.L.C.	11,000	9,621
*	The 600 Group P.L.C.	1,065,961	176,089
*	The Berkeley Group Holdings P.L.C.	435,218	4,963,834
	The Cardiff Property P.L.C.	4,000	27,245
	The Character Group P.L.C.	31,478	20,364
	Titon Holdings P.L.C.	36,110	10,645
	Tomkins P.L.C.	13,525,823	23,043,966
*	Torotrak P.L.C.	44,048	7,002
	Town Centre Securities P.L.C.	170,073	171,993
*	Trafficmaster P.L.C.	838,238	195,866
	Travis Perkins P.L.C.	3,341,088	15,366,956
	Treatt P.L.C.	38,663	112,299
	Trifast P.L.C.	875,171	218,246
#	Trinity Mirror P.L.C.	8,578,803	5,858,626
	TT electronics P.L.C.	2,225,502	963,225
*	UK Coal P.L.C.	1,860,967	3,360,799
	Umeco P.L.C.	286,275	929,381
	Unite Group P.L.C.	2,673,484	2,475,437
*	Vernalis P.L.C.	132,072	6,365
	Victoria P.L.C.	52,231	115,619
	Vislink P.L.C.	816,969	212,601
# *	Volex Group P.L.C.	246,843	62,491
	Vp P.L.C.	315,426	535,018
*	Wagon P.L.C.	825,228	23,081
	Waterman Group P.L.C.	514,435	409,465
*	Westcity P.L.C.	456,507	66,157
*	William Ransom & Son P.L.C.	115,000	9,089
	Wilmington Group P.L.C.	314,261	557,767
*	Wolfson Microelectronics P.L.C.	353,950	358,322
#	Woolworths Group P.L.C.	25,942,122	458,660
#	Workspace Group P.L.C.	121,421	37,197
#	Yell Group P.L.C.	7,050,322	4,493,208
	Young & Co.’s Brewery P.L.C. Series A	35,800	248,955
	Zotefoams P.L.C.	196,330	166,150
TOTAL COMMON STOCKS			663,462,315

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	81,758	—
*	SFI Holdings, Ltd. Litigation Certificate	79,000	—
*	Ultraframe Litigation Notes	160,022	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — UNITED KINGDOM			663,462,315

48

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $38,810,000 FNMA 5.00%, 06/01/23, valued at $37,249,897) to be repurchased at $36,699,581	$36,699	36,699,000

		Shares

SECURITIES LENDING COLLATERAL — (12.1%)
§ @	DFA Short Term Investment Fund LP	622,874,758	622,874,758

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $1,404,543) to be repurchased at $1,377,036	$1,377	1,377,003

TOTAL SECURITIES LENDING COLLATERAL			624,251,761

TOTAL INVESTMENTS - (100.0%)
(Cost $7,951,128,752)##			$5,148,405,981

49

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (3.4%)
COMMON STOCKS — (3.4%)
	ABB Grain, Ltd.	6,363	$26,476
	Adelaide Brighton, Ltd.	35,661	37,795
#	AED Oil, Ltd.	28,704	17,379
#	Alesco Corp., Ltd.	5,180	6,865
	Alumina, Ltd. Sponsored ADR	900	2,592
	Amcor, Ltd.	9,981	33,786
	Ansell, Ltd.	1,495	9,610
#	APA Group	5,364	10,162
#	APN News & Media, Ltd.	48,410	60,852
*	Aquila Resources, Ltd.	12,064	18,994
	Aristocrat Leisure, Ltd.	2,659	6,274
# *	Arrow Energy NL	5,920	7,854
	Asciano Group	46,488	31,905
*	Atlas Iron, Ltd.	10,897	7,906
	Austal, Ltd.	7,753	8,883
*	Austar United Communications, Ltd.	14,800	6,839
	Austbrokers Holdings, Ltd.	4,423	10,169
	Austereo Group, Ltd.	10,730	8,029
	Australia & New Zealand Banking Group, Ltd.	20,380	169,119
#	Australian Agricultural Co., Ltd.	23,239	26,224
	Australian Infrastructure Fund	6,763	7,379
	Australian Wealth Management, Ltd.	49,356	27,785
	Australian Worldwide Exploration, Ltd.	38,435	63,340
*	Avoca Resources, Ltd.	39,121	40,064
	AWB, Ltd.	51,583	71,362
	AXA Asia Pacific Holdings, Ltd.	16,957	50,102
#	Bank of Queensland, Ltd.	16,142	74,773
	Beach Petroleum, Ltd.	82,936	39,829
	Bendigo Bank, Ltd.	14,427	90,661
	BHP Billiton, Ltd.	2,344	43,466
	BHP Billiton, Ltd. Sponsored ADR	1,128	42,345
	Billabong International, Ltd.	3,401	15,760
	BlueScope Steel, Ltd.	26,434	58,105
	Boart Longyear Group	7,800	914
#	Boral, Ltd.	31,505	65,064
#	Bradken, Ltd.	22,741	34,557
	Brambles, Ltd.	4,538	19,299
	Brickworks, Ltd.	6,634	44,054
#	Cabcharge Australia, Ltd.	2,648	10,165
#	Caltex Australia, Ltd.	13,267	72,740
	Campbell Brothers, Ltd.	3,384	32,903

1

	Cardno, Ltd.	3,529	6,144
# *	Centamin Egypt, Ltd.	17,935	9,745
#	Centennial Coal Co., Ltd.	17,672	30,848
#	Challenger Financial Services Group, Ltd.	61,701	46,254
#	Clough, Ltd.	20,065	3,671
*	Coal of Africa, Ltd.	6,772	3,470
	Coca-Cola Amatil, Ltd.	2,084	12,009
	Cochlear, Ltd.	344	12,775
*	Cockatoo Coal, Ltd.	95,803	18,406
	Commonwealth Bank of Australia	4,795	81,473
	Computershare, Ltd.	2,045	9,259
#	ConnectEast Group	14,228	4,103
	Crane Group, Ltd.	6,966	35,478
#	Crown, Ltd.	26,347	91,142
#	CSR, Ltd.	50,056	44,309
#	David Jones, Ltd.	42,305	61,098
*	Deep Yellow, Ltd.	245,896	19,774
	Dominion Mining, Ltd.	10,234	23,113
*	Domino’s Pizza Enterprises, Ltd.	5,753	10,323
	Downer EDI, Ltd.	36,650	81,489
	DUET Group	37,554	50,201
*	Eastern Star Gas, Ltd.	34,059	9,675
	Emeco Holdings, Ltd.	15,467	1,634
#	Energy Developments, Ltd.	30,236	42,152
# *	Energy World Corp., Ltd.	20,105	2,747
#	Fairfax Media, Ltd.	105,712	92,828
#	FKP Property Group	30,737	8,629
	Fleetwood Corp., Ltd.	8,257	18,844
#	Flight Centre, Ltd.	4,856	19,180
	Foster’s Group, Ltd.	3,336	11,472
#	Futuris Corp., Ltd.	148,618	52,837
*	Geodynamics, Ltd.	15,716	10,844
	Goodman Fielder, Ltd.	137,598	132,464
*	Graincorp, Ltd. Series A	6,191	20,342
#	GUD Holdings, Ltd.	11,549	43,743
	Gunns, Ltd.	47,893	28,105
#	GWA International, Ltd.	21,300	31,711
#	Harvey Norman Holdings, Ltd.	58,789	78,254
	Hastie Group, Ltd.	7,367	5,376
#	Healthscope, Ltd.	4,250	11,495
#	Hills Industries, Ltd.	23,299	34,142
	iiNet, Ltd.	12,619	9,602
# *	Iluka Resources, Ltd.	22,025	58,379
	Imdex, Ltd.	12,503	2,094
	Incitec Pivot, Ltd.	54,990	90,326
	Insurance Australia Group, Ltd.	18,645	45,548
	Invocare, Ltd.	3,399	10,649
	IOOF Holdings, Ltd.	2,978	6,565
#	Iress Market Technology, Ltd.	2,964	9,695
	James Hardie Industries NV Sponsored ADR	100	1,245
#	JB Hi-Fi, Ltd.	1,290	7,523
# *	Kagara, Ltd.	5,550	1,402

2

*	Karoon Gas Australia, Ltd.	4,317	8,041
#	Leighton Holdings, Ltd.	1,528	15,855
	Lend Lease Corp., Ltd.	14,845	62,713
*	Lihir Gold, Ltd.	28,398	56,350
# *	Linc Energy, Ltd.	5,097	4,023
	Lion Nathan, Ltd.	7,582	39,026
*	Lynas Corp., Ltd.	11,984	1,920
#	MacArthur Coal, Ltd.	23,133	42,784
	MacMahon Holdings, Ltd.	10,156	2,047
#	Macquarie Communications Infrastructure Group	5,926	3,468
#	Macquarie Group, Ltd.	12,472	199,395
	Macquarie Media Group, Ltd.	5,398	2,894
	Metcash, Ltd.	8,724	23,066
	Mincor Resources NL	8,941	3,496
	Mineral Resources, Ltd.	3,812	5,276
*	Mirabela Nickel, Ltd.	3,428	2,841
#	Monadelphous Group, Ltd.	1,179	4,683
*	Mount Gibson Iron, Ltd.	119,760	29,537
# *	Murchison Metals, Ltd.	8,025	2,565
	National Australia Bank, Ltd.	18,635	219,787
	Navitas, Ltd.	8,452	11,754
#	New Hope Corp., Ltd.	3,100	6,601
	Newcrest Mining, Ltd.	440	8,529
*	Nexus Energy, Ltd.	13,537	4,176
	Nufarm, Ltd.	7,239	51,155
	Oil Search, Ltd.	3,359	9,094
	Onesteel, Ltd.	45,105	67,912
	Orica, Ltd.	5,240	44,059
	Origin Energy, Ltd.	1,181	10,407
	Pacific Brands, Ltd.	35,555	9,429
# *	Paladin Energy, Ltd.	48,872	92,854
*	PanAust, Ltd.	61,167	5,027
	Panoramic Resources, Ltd.	7,946	4,111
	Paperlinx, Ltd.	121,838	33,416
	Peet, Ltd.	17,804	16,891
#	Perpetual Trustees Australia, Ltd.	383	7,315
*	Pharmaxis, Ltd.	8,001	6,771
	PMP, Ltd.	14,732	3,846
#	Primary Health Care, Ltd.	19,120	57,526
#	Programmed Maintenance Service, Ltd.	3,816	5,779
	Qantas Airways, Ltd.	51,153	78,350
#	QBE Insurance Group, Ltd.	3,166	47,611
	Reece Australia, Ltd.	339	3,388
#	Ridley Corp., Ltd.	48,176	23,483
#	Rio Tinto, Ltd.	778	20,195
# *	Riversdale Mining, Ltd.	9,965	13,504
*	Roc Oil Co., Ltd.	68,615	21,513
	SAI Global, Ltd.	5,846	9,392
	Santos, Ltd.	3,428	30,739
	Sedgman, Ltd.	7,425	1,863
#	Seek, Ltd.	3,722	6,958
	Select Harvests, Ltd.	1,805	3,433

3

#	Seven Network, Ltd.	10,278	38,638
#	Sigma Pharmaceuticals, Ltd.	80,571	60,954
*	Silex System, Ltd.	2,505	5,628
	Sims Metal Management, Ltd.	6,945	73,255
	Sonic Healthcare, Ltd.	1,216	10,647
	Spark Infrastructure Group	11,315	9,594
	Spotless Group, Ltd.	21,293	33,970
# *	St. Barbara, Ltd.	18,775	3,617
#	Straits Resources, Ltd.	66,500	43,167
	STW Communications Group, Ltd.	16,140	6,677
	Suncorp-Metway, Ltd.	44,970	209,563
*	Sundance Resources, Ltd.	70,585	4,232
	Sunland Group, Ltd.	7,328	2,302
	Super Cheap Auto Group, Ltd.	6,077	8,787
	TABCORP Holdings, Ltd.	25,603	108,988
	Tassal Group, Ltd.	8,490	10,746
	Tatts Group, Ltd.	4,551	8,209
	Telstra Corp., Ltd.	3,722	8,879
#	Ten Network Holdings, Ltd.	67,568	43,605
	Thakral Holdings Group	44,790	13,152
	Toll Holdings, Ltd.	7,561	25,918
	Tower Australia Group, Ltd.	24,435	35,683
	Transfield Services Infrastructure Fund	8,935	6,380
	Transfield Services, Ltd.	5,274	6,375
#	Transpacific Industries Group, Ltd.	1,717	2,878
	United Group, Ltd.	1,304	6,514
	Virgin Blue Holdings, Ltd.	101,028	19,596
	Washington H. Soul Pattinson & Co., Ltd.	11,526	62,883
	Watpac, Ltd.	6,329	3,546
	WDS, Ltd.	23,198	7,514
	Wesfarmers, Ltd.	12,941	125,797
#	West Australian Newspapers Holdings, Ltd.	16,680	42,863
	Westpac Banking Corp.	7,101	69,635
	Westpac Banking Corp. Sponsored ADR	2,121	102,847
	WHK Group, Ltd.	16,000	8,287
	WorleyParsons, Ltd.	566	5,271

TOTAL — AUSTRALIA			5,650,411

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Agrana Beteiligungs AG	505	28,982
	Andritz AG	1,764	52,098
*	A-TEC Industries AG	1,773	13,884
# *	Austrian Airlines AG	806	4,311
# *	BWIN Interactive Entertainment AG	2,701	67,884
#	Erste Group Bank AG	7,209	108,272
	EVN AG	645	9,965
	Flughafen Wien AG	264	10,563
# *	Intercell AG	1,270	41,438
	Lenzing AG	37	7,173
	Mayr-Melnhof Karton AG	212	14,100

4

	Oesterreichische Post AG	1,734	54,073
	OMV AG	1,273	36,277
#	Raiffeisen International Bank-Holding AG	142	2,882
*	RHI AG	329	5,231
	Schoeller-Bleckmann Oilfield Equipment AG	137	3,707
	Telekom Austria AG	4,589	64,405
	Uniqa Versicherungen AG	1,163	25,771
	Vienna Insurance Group	1,115	34,800
	Voestalpine AG	2,818	54,471
	Wienerberger AG	8,067	103,361
	Zumtobel AG	6,907	57,640

TOTAL — AUSTRIA			801,288

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & van Haaren NV	3,266	142,560
*	Agfa Gevaert NV	12,580	43,964
	Anheuser-Busch InBev NV	701	17,791
#	Banque Nationale de Belgique	20	55,645
	Barco NV	254	4,907
	Bekaert SA	707	40,993
	Colruyt SA	120	26,550
	Compagnie d’Entreprises CFE	104	3,223
	Compagnie Immobiliere de Belgique SA	301	5,698
	Compagnie Maritime Belge SA	1,167	23,608
	Delhaize Group Sponsored ADR	6,800	436,220
	Dexia SA	1,031	3,211
	Elia System Operator SA NV	858	28,765
	Euronav SA	891	13,533
	EVS Broadcast Equipment SA	172	5,270
	Exmar NV	75	861
	Image Recognition Integrated Systems (I.R.I.S.)	88	4,229
	Ion Beam Application	1,168	9,418
	KBC Groep NV	1,438	26,055
	Kinepolis	454	8,731
	Melexis NV	999	6,028
	Mobistar SA	748	54,894
	Omega Pharma SA	2,171	67,331
	Sipef NV	380	9,731
	Solvay SA	5,891	416,120
# *	Telenet Group Holding NV	3,899	61,539
	Tessenderlo Chemie NV	684	20,662
#	UCB SA	10,177	316,168
	Umicore	10,398	193,293
TOTAL COMMON STOCKS			2,046,998

RIGHTS/WARRANTS — (0.0%)
# *	Fortis Coupons	2,546	—

TOTAL — BELGIUM			2,046,998

5

CANADA — (7.3%)
COMMON STOCKS — (7.3%)
*	Aastra Technologies, Ltd.	1,200	12,223
	Addax Petroleum Corp.	3,700	59,140
	Aecon Group, Inc.	5,100	42,630
#	AGF Management, Ltd. Class B	10,514	68,936
	Agnico Eagle Mines, Ltd.	1,300	69,439
	Agrium, Inc.	1,800	60,301
	Akita Drilling, Ltd.	900	4,932
*	Alamos Gold, Inc.	3,200	20,564
	Alimentation Couche-Taro, Inc. Class B	1,300	15,054
*	Altius Minerals Corp.	2,000	7,698
*	Anderson Energy, Ltd.	3,700	3,379
# *	Antrim Energy, Inc.	7,600	2,758
*	Anvil Mining, Ltd.	2,000	2,120
#	Astral Media, Inc. Class A	5,516	117,315
*	Atrium Innovations, Inc.	1,100	13,187
*	ATS Automation Tooling System, Inc.	11,300	41,652
*	Ballard Power Systems, Inc.	3,400	4,242
#	Bank of Montreal	25,800	699,572
	Bank of Nova Scotia	4,100	99,202
*	Bankers Petroleum, Ltd.	22,200	16,837
	Barrick Gold Corp.	2,900	109,118
	BCE, Inc.	5,500	112,624
	Biovail Corp.	7,600	83,236
*	Birchcliff Energy, Ltd.	3,300	12,514
	Bombardier, Inc. Class B	2,100	6,508
*	Boralex, Inc. Class A	1,900	12,241
*	Bow Valley Energy, Ltd.	2,400	665
*	Breaker Energy, Ltd.	2,000	5,317
	CAE, Inc.	5,827	34,119
	Calfrac Well Services, Ltd.	2,200	14,532
# *	Calvalley Petroleum, Inc.	3,900	4,357
	Cameco Corp.	2,100	34,833
	Canaccord Capital, Inc.	2,300	8,722
	Canada Bread Co., Ltd.	800	30,010
*	Canadian Hydro Developers, Inc.	10,700	29,580
#	Canadian Imperial Bank of Commerce	2,900	110,277
	Canadian National Railway Co.	1,200	42,050
	Canadian National Resources, Ltd.	4,700	168,223
	Canadian Pacific Railway, Ltd.	4,500	136,587
*	Canadian Superior Energy, Inc.	16,700	16,070
	Canadian Tire Corp. Class A	5,616	187,315
	Canadian Utilities, Ltd. Class A	400	12,970
	Canadian Western Bank	7,700	74,912
	Canam Group, Inc. Class A	5,300	31,854
*	Canfor Corp.	14,500	85,729
*	Cangene Corp.	2,700	11,758
*	Capstone Mining Corp.	7,000	6,451
*	Cardiome Pharma Corp.	1,800	9,732
	Cascades, Inc.	2,300	6,040

6

*	Catalyst Paper Corp.	8,100	2,246
	CCL Industries, Inc. Class B	2,600	46,477
*	Celestica, Inc.	17,612	77,127
*	Celtic Exploration, Ltd.	3,000	32,122
*	CGI Group, Inc.	26,400	213,784
	Clairvest Group, Inc.	100	1,014
*	Coalcorp Mining, Inc.	6,500	1,166
	Cogeco Cable, Inc.	1,300	36,596
*	COM DEV International, Ltd.	5,100	13,018
*	Compton Petroleum Corp.	3,200	2,714
*	Connacher Oil & Gas, Ltd.	20,100	14,752
	Constellation Software, Inc.	300	6,177
	Corby Distilleries, Ltd.	500	6,027
*	Corridor Resources, Inc.	2,700	5,064
	Corus Entertainment, Inc. Class B	6,400	68,267
*	Cott Corp.	6,100	4,577
*	Crew Energy, Inc.	4,720	13,472
*	Crystallex International Corp.	12,900	3,209
# *	Denison Mines Corp.	5,200	6,573
	Dorel Industries, Inc. Class B	3,800	68,423
*	Dundee Precious Metals, Inc.	2,800	4,224
*	Eastern Platinum, Ltd.	24,300	7,233
*	Eldorado Gold Corp.	4,400	34,446
	Empire Co., Ltd. Class A	2,800	118,485
	Enbridge, Inc.	2,900	95,165
	EnCana Corp.	3,727	165,857
	Ensign Energy Services, Inc.	8,500	71,951
*	Equinox Minerals, Ltd.	49,300	60,708
	Equitable Group, Inc.	600	5,554
*	Euro Goldfields, Ltd.	6,300	16,183
*	Exfo Electro-Optical Engineering, Inc.	1,900	6,694
*	Fairborne Energy, Ltd.	2,300	7,859
	Fairfax Financial Holdings, Inc.	500	162,650
	Finning International, Inc.	7,200	73,923
	First Quantum Minerals, Ltd.	7,400	131,616
*	Firstservice Corp.	3,300	36,949
*	Flint Energy Services, Ltd.	11,200	43,384
*	FNX Mining Co., Inc.	2,400	6,596
	Fortis, Inc.	1,300	25,825
	Forzani Group, Ltd. Class A	2,900	22,491
*	Fronteer Development Group, Inc.	3,400	7,486
*	Galleon Energy, Inc. Class A	4,500	11,817
	Gennum Corp.	500	1,978
	George Weston, Ltd.	400	21,311
	Gerdau Ameristeel Corp.	8,100	47,692
# *	Gildan Activewear, Inc.	700	7,501
*	Glacier Media, Inc.	3,000	6,043
	Goldcorp, Inc.	6,400	189,560
*	Golden Star Resources, Ltd.	11,700	17,842
*	Great Basin Gold, Ltd.	27,700	37,272
*	Great Canadian Gaming Corp.	2,600	8,905
#	Great West Lifeco, Inc.	1,900	28,665

7

	Groupe Aeroplan, Inc.	14,100	102,796
*	Hanfeng Evergreen, Inc.	2,500	14,047
	Harry Winston Diamond Corp.	3,456	13,754
*	Heroux-Devtek, Inc.	1,400	5,708
*	High River Gold Mines, Ltd.	18,500	1,961
*	Highpine Oil & Gas, Ltd.	5,832	21,687
#	Home Capital Group, Inc.	500	7,564
# *	HudBay Minerals, Inc.	9,236	36,906
#	Husky Energy, Inc.	400	9,929
	IAMGOLD Corp.	23,000	157,554
#	IGM Financial, Inc.	400	10,601
*	Imperial Metals Corp.	1,600	3,066
	Industrial Alliance Insurance & Financial Services, Inc.	5,400	86,884
	ING Canada, Inc.	904	24,328
	Inmet Mining Corp.	3,000	50,789
*	International Forest Products, Ltd. Series A	600	807
	International Royalty Corp.	5,200	8,184
*	Iteration Energy, Ltd.	5,700	4,416
# *	Ivanhoe Mines, Ltd.	16,100	44,378
	Jean Coutu Group PJC, Inc. Class A	11,000	74,365
	Kingsway Financial Services, Inc.	5,600	27,401
	Kinross Gold Corp.	8,300	147,082
*	Lake Shore Gold Corp.	13,900	15,983
	Laurentian Bank of Canada	3,048	72,257
	Leon’s Furniture, Ltd.	1,000	7,462
	Linamar Corp.	5,100	17,260
	Loblaw Companies, Ltd.	1,100	31,145
# *	Lundin Mining Corp.	31,900	23,413
*	MacDonald Dettweiler & Associates, Ltd.	3,300	55,410
#	Magna International, Inc. Class A	8,400	235,166
	Major Drilling Group International, Inc.	1,664	18,496
#	Manitoba Telecom Services, Inc.	1,700	49,659
	Manulife Financial Corp.	17,600	292,221
	Maple Leaf Foods, Inc.	4,072	36,196
*	Martinrea International, Inc.	2,500	5,607
*	MAXIM Power Corp.	2,200	5,041
*	MDS, Inc.	14,000	109,602
	Methanex Corp.	5,800	44,839
	Metro, Inc. Class A	2,000	63,935
*	Migao Corp.	3,000	14,679
	National Bank of Canada	5,100	142,322
*	Neo Material Technologies, Inc.	6,800	6,100
	Nexen, Inc.	6,919	100,773
	Niko Resources, Ltd.	200	8,227
#	Norbord, Inc.	4,500	2,385
*	Northgate Minerals Corp.	8,700	10,429
#	Nova Chemicals Corp.	15,920	29,471
*	Nuvista Energy, Ltd.	8,700	50,018
*	Oilexco, Inc.	16,100	2,757
	Onex Corp.	5,800	80,360
# *	Open Text Corp.	1,000	35,335
# *	OPTI Canada, Inc.	42,720	55,741

8

# *	Pan Amer Silver Corp.	5,200	94,946
*	Paramount Resources, Ltd. Class A	3,000	17,321
*	Parkbridge Lifestyles Communities, Inc.	2,100	4,966
	Pason Systems, Inc.	1,000	9,892
*	Patheon, Inc.	4,800	8,416
# *	Petrobank Energy & Resources, Ltd.	1,700	26,895
	Petro-Canada	20,909	453,391
	Power Corp. of Canada, Ltd.	11,172	192,691
#	Power Financial Corp.	500	9,227
*	Progress Energy Resources Corp.	6,400	54,801
# *	QLT, Inc.	3,500	7,878
# *	Quadra Mining, Ltd.	2,100	5,788
	Quebecor, Inc. Class B	2,400	32,098
	Quest Capital Corp.	1,500	1,407
# *	Questerre Energy Corp.	2,400	2,936
	Reitmans Canada, Ltd.	6,200	53,999
	Richelieu Hardware, Ltd.	1,900	28,277
#	Ritchie Brothers Auctioneers, Inc.	3,200	59,498
	Rogers Communications, Inc. Class B	1,000	28,200
*	RONA, Inc.	12,600	124,330
#	Royal Bank of Canada	3,900	96,717
	Russel Metals, Inc.	6,000	91,058
	Samuel Manu-Tech, Inc.	1,700	9,496
	Saputo, Inc.	2,900	46,873
	Savanna Energy Services Corp.	4,900	28,930
*	SEMAFO, Inc.	6,600	10,226
#	Shaw Communictions, Inc. Class B	4,800	77,857
	ShawCor, Ltd.	600	7,144
	Sherritt International Corp.	32,600	70,982
	Shoppers Drug Mart Corp.	1,000	36,999
*	Shore Gold, Inc.	14,500	3,902
# *	Sierra Wireless, Inc.	1,300	7,421
# *	Silver Standard Resources, Inc.	4,000	80,832
# *	Silver Wheaton Corp.	22,100	144,540
#	Silvercorp Metals, Inc.	14,700	32,966
*	Sino-Forest Corp.	17,600	132,045
	SNC-Lavalin Group, Inc.	900	25,395
*	Stantec, Inc.	2,000	43,531
	Stella-Jones, Inc.	200	2,650
*	Storm Exploration, Inc.	1,100	10,675
	Sun Life Financial, Inc.	18,300	372,492
	Suncor Energy, Inc.	2,804	53,759
# *	SunOpta, Inc.	2,100	4,949
*	SXC Health Solutions Corp.	1,000	18,479
	Talisman Energy, Inc.	40,448	382,957
*	Taseko Mines, Ltd.	6,700	5,573
	Teck Cominco Class B	33,100	127,946
*	The Descartes Systems Group, Ltd.	4,100	11,101
*	Thompson Creek Metals Company, Inc.	10,100	38,876
#	Thomson Reuters Corp.	2,700	66,055
	Tim Hortons, Inc.	3,900	95,985
	TMX Group, Inc.	400	10,461

9

	Toromont Industries, Ltd.	1,300	22,454
	Toronto Dominion Bank	11,000	357,023
#	Torstar Corp. Class B	3,900	26,239
	TransCanada Corp.	2,906	78,157
	Transcontinental, Inc. Class A	5,200	38,504
#	Trican Well Service, Ltd.	10,100	55,926
	Trinidad Drilling, Ltd.	6,000	15,217
# *	TriStar Oil and Gas, Ltd.	13,280	116,961
# *	UEX Corp.	6,000	4,061
	Uni-Select, Inc.	900	20,661
*	Uranium One, Inc.	13,100	19,764
*	UTS Energy Corp.	21,700	30,614
*	Vector Aerospace Corp.	3,200	10,699
*	Verenex Energy, Inc.	4,000	26,096
*	Vero Energy, Inc.	2,000	6,557
*	Viterra, Inc.	25,000	188,583
*	West Energy, Ltd.	400	603
	West Fraser Timber Co., Ltd.	3,400	83,180
*	Wi-LAN, Inc.	2,200	2,924
	Winpak, Ltd.	2,300	13,129
	Yamana Gold, Inc.	29,500	239,127

TOTAL — CANADA			12,064,999

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	A P Moller - Maersk A.S.	6	28,678
	Alk-Abello A.S.	150	13,189
	Amagerbanken A.S.	356	1,954
	Auriga Industries A.S. Series B	2,977	51,715
#	Bang & Olufsen Holding A.S. Series B	1,290	17,585
*	Bavarian Nordic A.S.	250	6,692
	Carlsberg A.S. Series B	2,887	95,398
#	Coloplast A.S.	595	36,365
	D/S Norden A.S.	200	6,304
	Dampskibsselskabet Torm A.S. ADR	1,653	17,819
	Danisco A.S.	2,197	80,642
	Danske Bank A.S.	8,135	81,694
	DFDS A.S.	612	40,843
#	DSV A.S.	5,386	52,894
	East Asiatic Co., Ltd. A.S.	546	17,812
#	FLSmidth & Co. A.S.	395	10,800
# *	Genmab A.S.	300	12,452
# *	GN Great Nordic A.S.	16,500	34,961
# *	Greentech Energy Systems A.S.	1,200	3,930
	H. Lundbeck A.S.	1,967	40,892
# *	Jeudan A.S.	477	36,442
*	Jyske Bank A.S.	2,576	58,371
*	NeuroSearch A.S.	290	8,636
#	NKT Holding A.S.	2,916	60,488
	Nordjyske Bank A.S.	140	2,038
	Norresundby Bank A.S.	195	4,014

10

	Novozymes A.S. Series B	150	11,923
*	Parken Sport & Entertainment A.S.	20	1,640
	Per Aarsleff A.S. Series B	320	25,623
	Ringkjoebing Landbobank Aktieselskab	919	58,714
#	Rockwool International A.S.	804	54,887
	Royal Unibrew A.S.	344	7,651
	Schouw & Co. A.S.	1,698	24,499
	SimCorp A.S.	110	10,960
	Sjaelso Gruppen A.S.	900	3,342
*	Solar Holdings A.S. Series B	174	5,923
	Spar Nord Bank A.S.	6,403	52,118
	Sydbank A.S.	3,742	49,781
	Thrane & Thrane A.S.	275	7,740
	Tivoli A.S.	1	540
*	TK Development A.S.	1,470	5,476
*	Topdanmark A.S.	262	31,146
	Trygvesta A.S.	250	14,810
	Vestjysk Bank A.S.	1,057	11,763

TOTAL — DENMARK			1,201,144

FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
*	Ahlstrom Oyj	139	1,307
	Alandsbanken AB Series B	23	588
	Alma Media Oyj	1,073	7,270
#	Amer Sports Oyj Series A	8,993	64,527
	Aspo Oyj	461	2,410
*	Atria P.L.C.	779	10,878
	Cargotec Oyj Series B	454	4,396
	Elisa Oyj	5,993	94,795
	Finnair Oyj	1,892	12,586
	Finnlines Oyj	767	7,155
	Fiskars Oyj Abp Series A	3,456	31,462
	Fortum Oyj	4,385	85,548
	F-Secure Oyj	4,603	12,057
	Glaston Oyj Abp	3,905	5,254
	HKScan Oyj Series A	1,108	6,840
	Huhtamaki Oyj	1,488	10,960
	KCI Konecranes Oyj	1,929	29,596
	Kemira Oyj	588	3,830
#	Kesko Oyj	8,512	209,240
	Kone Oyj Series B	1,602	33,497
	Laennen Tehtaat Oyj	276	4,771
	Lassila & Tikanoja Oyj	1,166	17,738
	Metso Corp. Oyj	839	8,145
	M-Real Oyj Series B	7,813	5,583
	Neste Oil Oyj	12,806	185,387
	Nokian Renkaat Oyj	372	3,635
	Olvi Oyj Series A	229	4,625
	Oriola-KD Oyj Class B	4,809	9,096
	Orion Oyj Series A	2,212	38,487

11

	Orion Oyj Series B	2,547	43,886
	Outokumpu Oyj Series A	1,482	16,883
*	Outotec Oyj	304	4,303
	Pohjola Bank P.L.C.	11,279	132,075
	Poyry Oyj	643	6,620
	Raisio P.L.C.	6,257	12,318
	Ramirent Oyj	1,631	6,423
	Rautaruukki Oyj Series K	436	6,923
*	Ruukki Group Oyj	5,397	8,017
	Sampo Oyj	9,994	160,430
	Sanoma Oyj	9,891	115,872
	Stockmann Oyj Abp Series A	1,116	17,254
	Stockmann Oyj Abp Series B	1,209	16,989
	Stora Enso Oyj Series R	50,632	308,529
	TietoEnator Oyj	7,471	84,684
	UPM-Kymmene Oyj	45,985	434,509
	Uponor Oyj Series A	2,456	25,102
	Vaisala Oyj Series A	1,578	44,572
	Wartsila Corp. Oyj Series B	4,107	109,899
	YIT Oyj	775	4,836

TOTAL — FINLAND			2,471,787

FRANCE — (6.0%)
COMMON STOCKS — (6.0%)
#	Accor SA	1,380	54,473
	Aeroports de Paris	371	19,856
#	Air France-KLM	13,938	133,316
	Air Liquide SA	544	39,559
*	Alcatel-Lucent SA Sponsored ADR	13,600	26,792
	Alstom SA	1,356	65,148
*	Alten	1,917	29,288
*	Altran Technologies SA	14,528	46,932
	April Group SA	303	9,760
	Arkema	2,648	37,210
	Assystem	967	6,096
	Atos Origin SA	9,222	218,511
	AXA SA	8,696	136,952
	AXA SA Sponsored ADR	14,588	234,867
	Beneteau SA	2,995	21,482
	bioMerieux	175	13,612
	BNP Paribas SA	12,341	471,129
	Boiron SA	427	11,901
	Bonduelle SCA	208	14,074
#	Bongrain SA	1,203	66,596
#	Bourbon SA	3,329	85,794
	Bouygues SA	1,571	53,497
*	Bull SA	11,571	19,284
	Canal Plus SA	1,031	6,050
	Capgemini SA	6,863	235,835
	Carbone Lorraine SA	1,084	26,933
	Carrefour SA	3,054	104,140

12

	Casino Guichard Perrachon SA	3,126	204,834
	Cegedim SA	178	7,226
	Christian Dior SA	136	6,768
	Cie Generale D’Optique Essilor Intenational SA	884	33,643
#	Ciments Francais SA	1,165	88,980
*	Club Mediterranee SA	509	7,224
	CNP Assurances	2,261	150,482
	Compagnie de Saint-Gobain	9,811	331,430
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	9,000	108,540
	Compagnie Generale des Establissements Michelin Series B	4,477	175,022
	Credit Agricole SA	14,688	177,802
	Dassault Systemes SA	955	36,042
#	Delachaux SA	900	46,221
	Derichebourg	16,609	36,442
	EDF Energies Nouvelles SA	842	32,648
	Electricite de Strasbourg	88	9,181
	Eramet SA	99	15,630
#	Establissements Maurel et Prom	9,249	86,793
	Etam Developpement SA	588	5,223
	Euler Hermes SA	1,866	66,592
*	Euro Disney SCA	949	3,825
#	European Aeronautic Defence & Space Co.	11,144	193,963
	Eutelsat Communications	2,295	48,970
# *	Faurecia SA	443	5,703
#	Fimalac SA	655	24,208
#	France Telecom SA	3,948	88,471
	France Telecom SA Sponsored ADR	3,032	68,129
*	Gemalto NV	5,350	130,594
	GFI Informatique SA	1,440	4,758
	Gifi	800	32,772
	GL Events	2,268	29,728
	Groupe Danone	264	13,550
# *	Groupe Eurotunnel SA	2,272	11,652
	Groupe Steria SCA	2,039	21,320
	Guerbet SA	89	12,038
	Guyenne et Gascogne SA	78	6,479
	Haulotte Group SA	2,284	11,528
	Havas SA	22,340	44,783
	Hermes International SA	280	28,170
	Iliad SA	182	15,108
	Imerys SA	2,355	93,506
*	Infogrames Entertainment SA	2,245	11,402
	Ingenico SA	2,150	35,591
	Ipsos SA	2,404	51,072
#	JC Decaux SA	2,188	30,027
	Kaufman et Broad SA	229	1,756
	Korian	485	11,141
#	Lafarge SA	5,670	260,425
	Lagardere SCA	3,946	150,109
	Laurent-Perrier	39	2,194
	Legrand SA	2,723	45,723

13

	LVMH (Louis Vuitton Moet Hennessy)	1,054	57,408
	M6 Metropole Television	2,311	37,417
	Manitou BF SA	543	4,359
	Manutan International SA	234	8,936
#	Natixis	99,455	154,518
	Neopost SA	1,190	95,678
	Nexans SA	3,461	198,254
	Norbert Dentressangle	797	26,337
	NRJ Group	1,512	11,534
*	Orpea	1,599	55,636
#	PagesJaunes SA	3,741	32,921
#	Pernod-Ricard SA	1,820	114,138
	Peugeot SA	538	9,101
	Pierre & Vacances	990	54,542
	Plastic Omnium SA	521	4,406
	PPR SA	3,639	183,435
	Publicis Groupe	1,966	46,040
	Rallye SA	1,545	30,709
#	Remy Cointreau SA	1,269	33,714
	Renault SA	6,802	131,052
#	Rexel SA	10,597	64,621
	Rhodia SA	2,560	11,375
	Robertet SA	246	23,905
	Rubis SA	659	36,667
#	Safran SA	10,162	126,714
	Saft Groupe SA	350	8,546
	SAMSE SA	40	2,417
	Schneider Electric SA	2,088	132,135
	SCOR SE	17,095	346,691
	SEB SA	3,089	72,920
	Sechilienne SA	824	30,564
*	Seloger.com	845	14,531
	Societe BIC SA	1,862	99,705
	Societe Generale Paris	7,130	298,123
#	Societe Television Francaise 1	5,469	58,768
	Sodexo	724	36,605
*	Soitec SA	10,783	35,817
	Somfy SA	303	41,880
	Sopra Group SA	549	21,632
	Sperian Protection	171	7,755
	Stallergenes SA	219	10,662
	STEF-TFE	1,194	41,605
	STMicroelectronics NV	38,189	197,250
	Sucriere de Pithiviers Le Vieil	11	6,826
	Synergie SA	2,662	29,295
	Technip SA	688	21,271
	Teleperformance SA	4,781	130,648
	Thales SA	1,111	49,157
*	Theolia SA	471	1,560
	Total SA	5,026	250,467
	Total SA Sponsored ADR	3,100	154,318
*	UbiSoft Entertainment SA	2,982	41,984

14

#	Valeo SA	5,658	62,948
	Vallourec SA	298	29,114
	Viel et Compagnie	9,940	26,635
	Vilmorin et Cie SA	103	11,405
	Vinci SA	3,603	122,899
	Virbac SA	612	41,808
	Vivendi SA	7,978	205,517
#	Wendel	3,928	152,415
#	Zodiac SA	3,640	131,246

TOTAL — FRANCE			9,785,041

GERMANY — (4.6%)
COMMON STOCKS — (4.6%)
	Aareal Bank AG	1,179	5,878
	Adidas-Salomon AG	2,326	80,482
#	Aixtron AG	1,578	8,052
	Allianz SE	4,301	360,286
	Allianz SE Sponsored ADR	11,988	99,860
# *	Arcandor AG	17,072	43,135
*	Augusta Technologie AG	774	8,061
	Baader Bank AG	174	426
	BASF AG	4,469	130,374
#	Bauer AG	239	6,863
	Bayer AG	2,285	121,704
#	Bayerische Motoren Werke AG	13,316	315,792
	Bechtle AG	345	5,546
	Beiersdorf AG	263	12,850
	Bilfinger Berger AG	2,727	115,081
*	Carl Zeiss Meditec AG	985	11,377
	Celesio AG	1,846	39,814
*	CENTROTEC Sustainable AG	82	984
	Comdirect Bank AG	1,532	11,938
#	Commerzbank AG	48,051	219,672
	Daimler AG Sponsored ADR	10,656	298,261
*	Demag Cranes AG	1,553	35,143
	Deutsche Bank AG ADR	20,528	526,543
	Deutsche Boerse AG	1,211	60,934
	Deutsche Lufthansa AG	14,540	176,226
	Deutsche Post AG	6,961	86,858
	Deutsche Postbank AG	216	2,593
	Deutsche Telekom AG	8,282	100,576
	Deutsche Telekom AG Sponsored ADR	7,860	94,634
*	Deutsche Wohnen AG	2,171	31,287
	Deutz AG	17,349	37,784
#	Douglas Holding AG	1,169	45,568
#	Drillisch AG	10,745	15,316
	Duerr AG	505	6,252
	E.ON AG	10,400	337,249
	ElreingKlinger AG	717	6,243
# *	EM. Sports Media AG	10,864	37,409
*	Escada AG	1,298	5,302

15

# *	Evotec AG	18,777	17,644
	Fielmann AG	103	6,595
#	Fraport AG	1,508	56,414
*	Freenet AG	5,096	24,264
	Fresenius Medical Care AG & Co. KGaA ADR	900	40,284
*	Fresenius SE (4352097)	402	19,742
*	Fresenius SE (4568946)	418	23,113
	GEA Group AG	4,840	55,978
#	Generali Deutschland Holding AG	345	27,566
*	Gerresheimer AG	2,461	50,252
	Gesco AG	228	10,465
	GFK AG	1,582	32,299
	Gildemeister AG	2,680	20,156
	Grenkeleasing AG	926	24,751
	Hannover Rueckversicherung AG	4,010	119,915
#	Heidelberger Druckmaschinen AG	9,508	37,933
#	Heidelberger Zement AG	1,589	61,218
	Henkel AG & Co KGaA	1,143	26,624
	Hochtief AG	1,845	63,428
*	IDS Scheer AG	762	5,521
	Indus Holding AG	583	7,896
# *	Infineon Technologies AG	2,952	2,631
*	Infineon Technologies AG ADR	61,232	52,660
	INTERSEROH SE	497	22,701
#	IVG Immobilien AG	12,360	74,697
*	Jenoptik AG	5,464	35,043
	K&S AG	920	43,472
	Kloeckner & Co. SE	4,077	57,984
	Kontron AG	4,426	37,382
	Krones AG	2,060	71,388
#	Kuka AG	1,665	20,651
	KWS Saat AG	94	11,659
	Lanxess AG	6,296	91,831
#	Leoni AG	3,076	35,613
	Linde AG	1,001	67,214
	MAN AG	3,183	138,862
*	Manz Automation AG	90	3,387
#	Medion AG	849	6,415
	Merck KGaA	599	50,865
	Metro AG	1,104	39,954
#	MLP AG	3,946	43,212
*	Morphosys AG	573	11,983
	MTU Aero Engines Holding AG	3,629	101,304
	Munchener Rueckversicherungs-Gesellschaft AG	1,148	151,611
	MVV Energie AG	320	13,359
	Norddeutsche Affinerie AG	2,418	72,802
*	Nordex AG	64	730
	Pfeiffer Vacuum Technology AG	168	8,466
	Pfleiderer AG	6,234	38,481
*	Plambeck Neue Energien AG	2,667	6,360
# *	Porsche Automobil Holding SE	3,520	206,301
	Praktiker Bau- und Heimwerkermaerkte Holding AG	3,316	24,769

16

# *	Premiere AG	859	3,171
	Puma AG Rudolf Dassler Sport	203	36,462
*	Q-Cells SE	105	2,563
*	QIAGEN NV	2,833	48,193
*	QSC AG	16,029	22,042
	Rational AG	199	16,878
# *	REpower Systems AG	51	7,529
	Rheinmetall AG	2,725	84,625
	Rhoen-Klinikum AG	3,510	70,414
*	Roth & Rau AG	350	5,766
	Salzgitter AG	2,482	179,860
	Sartorius AG	59	821
# *	SGL Carbon AG	3,232	70,002
	Siemens AG Sponsored ADR	2,800	156,968
# *	Singulus Technologies AG	11,846	40,911
	Sixt AG	557	6,877
	Software AG	1,142	69,594
*	Solar Millennium AG	2,702	36,422
# *	Solarworld AG	1,255	26,314
# *	Solon SE	158	1,919
	Stada Arzneimittel AG	5,750	140,761
	Suedzucker AG	8,532	134,353
	Symrise AG	5,966	55,971
	Takkt AG	174	1,696
#	ThyssenKrupp AG	10,437	212,469
*	Tognum AG	3,370	37,276
	TUI AG	23,032	191,899
	United Internet AG	4,184	30,425
*	Versatel AG	311	4,359
#	Vivacon AG	1,119	3,558
	Vossloh AG	114	11,536
	Wacker Chemie AG	89	6,373
#	Wacker Construction Equipment AG	1,212	8,845
*	Washtec AG	5,709	40,149
#	Wincor Nixdorf AG	942	44,556
*	Wirecard AG	2,082	11,722

TOTAL — GERMANY			7,601,477

GREECE — (1.2%)
COMMON STOCKS — (1.2%)
	Agricultural Bank of Greece S.A.	8,905	13,827
	Alapis Holdings Industrial & Commercial S.A.	61,234	47,466
	Alpha Bank A.E.	28,632	239,299
	Anek Lines S.A.	4,158	3,924
	Bank of Greece	1,454	73,296
	Coca-Cola Hellenic Bottling Co. S.A. ADR	1,600	21,984
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	19,266	41,941
	EFG Eurobank Ergasias S.A.	27,562	172,369
	Ellaktor S.A.	14,295	71,700
*	Emporiki Bank of Greece S.A.	2,580	17,729
	EYDAP Athens Water Supply & Sewage Co. S.A.	476	3,503

17

	Fourlis Holdings S.A.	2,871	19,674
	Frigoglass S.A.	2,761	11,225
	GEK Terna Holding Real Estate Construction S.A.	1,415	5,999
*	Geniki Bank	3,203	5,494
	Hellenic Exchanges S.A.	1,352	8,642
	Hellenic Petroleum S.A.	13,659	98,231
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	4,500	34,110
	Heracles General Cement Co. S.A.	2,107	15,207
	J&P-Avax S.A.	1,561	4,100
*	Marfin Financial Group S.A.	58,353	215,194
	Metka S.A.	876	6,965
	Michaniki S.A.	4,019	6,330
	Motor Oil (Hellas) Corinth Refineries S.A.	844	8,219
	Mytilineos Holdings S.A.	13,806	68,952
	National Bank of Greece S.A.	11,614	193,501
	National Bank of Greece S.A. ADR	41,442	134,272
	OPAP S.A.	1,860	54,113
	Piraeus Bank S.A.	22,577	149,205
	Proton Bank S.A.	1,750	1,492
	Public Power Corp. S.A.	2,464	41,245
	Sarantis S.A.	1,038	5,434
	Sidenor Steel Products Manufacturing Co. S.A.	7,296	24,435
	StMicroelectronics NV ADR	8,300	42,911
	Teletypos S.A. Mega Channel	1,037	5,785
	Titan Cement Co. S.A.	4,461	81,302
	TT Hellenic Postbank S.A.	4,550	26,934
	Viohalco S.A.	9,559	46,711

TOTAL — GREECE			2,022,720

HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
	Allied Properties, Ltd.	572,000	50,792
*	Associated International Hotels	4,000	7,157
	Bank of East Asia, Ltd.	24,000	47,590
	BOC Hong Kong (Holdings), Ltd.	9,000	9,181
	C C Land Holdings, Ltd.	36,000	8,812
	Cafe de Coral Holdings, Ltd.	8,000	15,422
	Cathay Pacific Airways, Ltd.	29,000	33,633
	Cheung Kong Holdings, Ltd.	9,000	83,040
# *	China WindPower Group, Ltd.	260,000	7,177
	Chong Hing Bank, Ltd.	7,000	8,094
	Dah Sing Banking Group, Ltd.	6,800	4,814
	Dah Sing Financial Holdings, Ltd.	17,600	43,051
	Emperor International Holdings, Ltd.	54,000	4,540
	Esprit Holdings, Ltd.	1,500	7,962
	First Pacific Co., Ltd.	176,000	63,311
*	Foxconn International Holdings, Ltd.	114,000	41,704
#	Fubon Bank Hong Kong, Ltd.	30,000	8,146
# *	Galaxy Entertainment Group, Ltd.	302,000	49,249
	Giordano International, Ltd.	242,000	57,411

18

*	Goldin Properties Holdings, Ltd.	22,000	11,882
	Great Eagle Holdings, Ltd.	29,000	35,443
	Hang Lung Group, Ltd.	14,000	45,092
	Hang Lung Properties, Ltd.	5,000	11,240
	Henderson Land Development Co., Ltd.	10,000	38,198
	HKR International, Ltd.	86,400	18,981
	Hong Kong and Shanghai Hotels, Ltd.	79,500	58,306
	Hong Kong Exchanges & Clearing, Ltd.	1,200	10,307
	Hopewell Holdings, Ltd.	13,000	42,604
	Hutchison Harbour Ring, Ltd.	180,000	13,386
	Hutchison Whampoa, Ltd.	28,000	142,472
	Industrial & Commercial Bank of China (Asia), Ltd.	35,000	32,511
	Johnson Electric Holdings, Ltd.	266,000	56,130
	K Wah International Holdings, Ltd.	56,000	7,445
	Kerry Properties, Ltd.	28,500	66,708
	Kingboard Chemical Holdings, Ltd.	53,500	86,126
	Kingboard Laminates Holdings, Ltd.	32,500	8,061
	Kowloon Development Co., Ltd.	94,000	39,883
	Lee & Man Paper Manufacturing, Ltd.	10,800	4,976
	Li & Fung, Ltd.	6,000	11,936
	Liu Chong Hing Investment, Ltd.	16,000	6,507
	Melco International Development, Ltd.	17,000	4,877
	Midland Holdings, Ltd.	36,000	10,617
# *	Mongolia Energy Corp., Ltd.	24,000	6,592
	MTR Corp., Ltd.	5,000	11,941
	New World China Land, Ltd.	175,600	43,765
	New World Development Co., Ltd.	93,519	88,647
	Next Media, Ltd.	62,000	6,974
	NWS Holdings, Ltd.	7,274	8,872
	Pacific Basin Shipping, Ltd.	98,000	50,248
*	Pacific Century Premium Developments, Ltd.	45,000	8,967
	PCCW, Ltd.	12,000	6,178
	Public Financial Holdings, Ltd.	28,000	10,006
	Regal Hotels International Holdings, Ltd.	172,000	40,441
	Shangri-La Asia, Ltd.	8,000	9,317
	Shun Tak Holdings, Ltd.	150,000	54,435
	Sino Land Co., Ltd.	30,000	28,764
	Smartone Telecommunications Holdings, Ltd.	21,000	16,079
	Sun Hung Kai & Co., Ltd.	60,000	36,039
	Sun Hung Kai Properties, Ltd.	10,000	88,594
#	Techtronic Industries Co., Ltd.	226,500	74,153
	Texwinca Holdings, Ltd.	18,000	7,704
	Transport International Holdings, Ltd.	16,800	38,988
	Vitasoy International Holdings, Ltd.	100,000	40,893
	Vtech Holdings, Ltd.	3,000	11,479
	Wharf Holdings, Ltd.	38,000	93,897
	Wheelock and Co., Ltd.	42,000	73,877
	Wheelock Properties, Ltd.	20,000	7,445
	Wing Hang Bank, Ltd.	7,000	33,837
	Xinyi Glass Holding Co., Ltd.	38,000	9,661
	Yue Yuen Industrial (Holdings), Ltd.	6,000	10,936

TOTAL — HONG KONG			2,233,503

19

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
*	Aer Lingus Group P.L.C.	14,724	18,960
	Allied Irish Banks P.L.C.	45,147	64,718
*	Anglo Irish Bank Corp. P.L.C.	105,210	29,232
*	Bank of Ireland P.L.C.	92,788	71,156
	C&C Group P.L.C.	33,457	33,402
	CRH P.L.C.	3,134	73,611
	CRH P.L.C. Sponsored ADR	3,300	78,375
	DCC P.L.C.	10,823	160,355
*	Dragon Oil P.L.C.	41,441	93,528
*	Elan Corp. P.L.C. Sponsored ADR	4,500	32,535
	FBD Holdings P.L.C.	4,599	47,010
	Glanbia P.L.C.	6,572	22,316
	Grafton Group P.L.C.	21,880	44,059
*	Greencore Group P.L.C.	39,071	40,916
	Independent News & Media P.L.C.	7,559	2,610
	Irish Life & Permanent P.L.C.	34,986	73,453
*	Kenmare Resources P.L.C.	39,011	5,110
	Kerry Group P.L.C.	3,688	69,063
	Kingspan Group P.L.C.	15,521	53,109
	Paddy Power P.L.C.	2,496	34,666
	Smurfit Kappa Group P.L.C.	10,408	23,610
	United Drug P.L.C.	19,579	58,132

TOTAL — IRELAND			1,129,926

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
	A2A SpA	12,377	21,490
	ACEA SpA	3,441	41,303
	Acegas-APS SpA	2,087	12,187
	Alleanza Assicurazioni SpA	11,228	76,159
#	Amplifon SpA	5,973	6,522
*	Ansaldo STS SpA	4,668	56,584
	Astaldi SpA	8,235	37,333
	Atlantia SpA	1,380	20,163
#	Autogrill SpA	6,656	39,021
	Azimut Holding SpA	9,922	50,822
*	Banca Carige SpA	47,920	110,746
	Banca Generali SpA	10,174	35,687
	Banca Intermobiliare SpA	3,421	11,688
*	Banca Italease SpA	3,809	9,300
	Banca Monte Dei Paschi di Siena SpA	87,381	125,314
	Banca Piccolo Credito Valtellinese Scarl SpA	18,924	173,875
	Banca Popolare dell’Etruria e del Lazio Scarl	3,068	15,740
	Banca Popolare di Milano Scarl	52,397	267,376
	Banco di Desio e della Brianza SpA	8,503	49,717
	Banco Popolare Scarl	28,192	160,789
	Benetton Group SpA	7,114	51,874

20

	Brembo SpA	6,992	30,263
	Bulgari SpA	4,904	20,264
	Buzzi Unicem SpA	3,273	40,768
	C.I.R. SpA - Compagnie Industriali Riunite	26,899	26,892
	Cementir SpA	15,206	42,487
	Credito Artigiano SpA	6,264	16,006
	Credito Bergamasco SpA	474	13,078
	Credito Emiliano SpA	8,917	39,609
	Davide Campari - Milano SpA	11,688	66,118
	De Longhi SpA	4,556	7,675
*	DiaSorin SpA	1,379	24,977
	Eni SpA	5,441	115,084
	Eni SpA Sponsored ADR	2,100	89,019
	ERG SpA	6,230	74,047
*	Eurotech SpA	13,712	38,777
*	Fastweb SpA	531	13,167
	Fiat SpA	14,447	70,341
	Finmeccanica SpA	4,072	63,696
	Fondiaria - Sai SpA	8,937	139,406
*	Gemina SpA	123,796	60,442
	Geox SpA	702	3,889
	Gruppo Editoriale L’Espresso SpA	5,683	6,959
	Hera SpA	32,394	58,947
# *	Impregilo SpA	28,011	71,086
	Indesit Co. SpA	3,417	12,946
	Interpump Group SpA	1,232	5,034
	Intesa Sanpaolo SpA	40,419	127,382
	Iride SpA	6,625	7,092
#	Italcementi SpA	10,562	98,673
	Italmobiliare SpA	1,432	50,292
	KME Group SpA	16,179	11,780
	Lottomatica SpA	1,632	30,108
	Luxottica Group SpA Sponsored ADR	300	4,266
	Marr SpA	1,671	11,311
	Mediaset SpA	15,919	77,500
	Mediobanca SpA	5,787	52,499
	Mediolanum SpA	3,408	13,185
	Milano Assicurazioni SpA	25,444	69,157
	Mondadori (Arnoldo) Editore SpA	13,439	58,221
	Parmalat SpA	151,680	244,351
	Permasteelisa SpA	711	8,422
*	Piaggio & C SpA	25,137	34,576
	Pirelli & Co. SpA	302,134	86,441
	Premafin Finanziaria SpA	9,418	16,738
*	Prysmian SpA	5,651	71,347
	Recordati SpA	2,294	11,577
	Safilo Group SpA	10,812	9,686
	Saipem SpA	540	8,228
	Saras SpA	10,423	34,279
	SAVE SpA	7,173	31,669
*	Snai SpA	2,736	7,154
	Societa Iniziative Autostradali e Servizi SpA	3,890	21,625

21

	Societe Cattolica di Assicurazoni Scrl SpA	3,665	112,314
	Sol SpA	99	360
*	Sorin SpA	63,354	38,160
*	Telecom Italia Media SpA	70,820	7,246
	Telecom Italia SpA Sponsored ADR	19,900	245,765
	Terna SpA	11,417	34,685
	Tod’s SpA	549	18,645
	Trevi Finanziaria SpA	1,988	16,491
	UniCredito Italiano SpA	46,053	81,032
	Unione di Banche Italiane ScpA	30,011	373,479
	Unipol Gruppo Finanziario SpA	65,013	97,010
	Vianini Lavori SpA	1,509	7,988
	Vittoria Assicurazioni SpA	496	2,597

TOTAL — ITALY			4,757,998

JAPAN — (25.5%)
COMMON STOCKS — (25.5%)
	Achilles Corp.	12,000	16,191
	Adeka Corp.	13,900	92,214
#	Aderans Holdings Co., Ltd.	5,600	44,307
	Advantest Corp. ADR	1,800	24,264
	AEON Co., Ltd.	5,100	40,954
	Aica Kogyo Co., Ltd.	1,800	17,624
	Aichi Corp.	3,500	14,549
	Aichi Machine Industry Co., Ltd.	6,000	10,853
#	Aichi Steel Corp.	11,000	31,269
	Aida Engineering, Ltd.	3,500	10,306
	Aioi Insurance Co., Ltd.	11,000	53,753
#	Aiphone Co., Ltd.	900	16,253
	Air Water, Inc.	3,000	24,227
	Airport Facilities Co., Ltd.	3,300	18,898
	Aisin Seiki Co., Ltd.	6,700	90,113
	Ajinomoto Co., Inc.	6,000	51,672
	Alfresa Holdings Corp.	300	12,730
	Alpha Systems, Inc.	1,300	28,751
	Alpine Electronics, Inc.	1,600	11,300
	Alps Electric Co., Ltd.	26,400	110,835
	Alps Logistics Co., Ltd.	2,000	21,140
	Amada Co., Ltd.	31,000	148,151
#	Amano Corp.	7,100	52,553
	Anritsu Corp.	6,000	13,093
	AOC Holdings, Inc.	1,000	5,318
	AOKI Holdings, Inc.	1,500	16,773
	Aoyama Trading Co., Ltd.	5,900	86,330
*	Aozora Bank, Ltd.	87,000	97,158
	Arakawa Chemical Industries, Ltd.	8,000	74,137
#	Ariake Japan Co., Ltd.	3,200	57,457
	Asahi Breweries, Ltd.	900	13,892
	Asahi Diamond Industrial Co., Ltd.	3,000	15,256
	Asahi Glass Co., Ltd.	37,000	193,227
	Asahi Kasei Corp.	20,000	81,815

22

	Asahi Organic Chemicals Industry Co., Ltd.	6,000	18,863
#	Asatsu-DK, Inc.	2,400	47,786
	Asics Corp.	5,000	37,216
	ASKA Pharmaceutical Co., Ltd.	5,000	45,323
	Asunaro Aoki Construction Co., Ltd.	3,500	14,772
	Atsugi Co., Ltd.	14,000	21,261
#	Autobacs Seven Co., Ltd.	3,300	88,449
	Avex Group Holdings, Inc.	3,700	37,912
	Bando Chemical Industries, Ltd.	6,000	14,006
	Bank of the Ryukyus, Ltd.	6,200	57,771
	Bank of Yokohama, Ltd.	12,000	61,292
	Benesse Corp.	400	17,078
#	Best Denki Co., Ltd.	3,500	11,234
	Bridgestone Corp.	2,700	34,322
	Brother Industries, Ltd.	6,400	41,397
	Bunka Shutter Co., Ltd.	10,000	41,345
	CAC Corp.	1,600	11,361
	Calsonic Kansei Corp.	6,000	6,319
	Canon Electronics, Inc.	1,900	22,337
	Canon Finetech, Inc.	1,500	16,177
	Canon Marketing Japan, Inc.	3,700	54,437
	Canon, Inc. Sponsored ADR	800	21,568
	Casio Computer Co., Ltd.	16,800	131,950
	Cawachi, Ltd.	800	13,760
#	Central Finance Co., Ltd.	7,000	11,052
	Central Glass Co., Ltd.	27,000	98,475
#	Century Leasing System, Inc.	1,800	15,870
#	Chiyoda Co., Ltd.	4,200	71,715
	Chiyoda Corp.	2,000	9,951
	Chofu Seisakusho Co., Ltd.	2,600	57,100
	Chudenko Corp.	3,600	62,481
	Chuetsu Pulp and Paper Co., Ltd.	15,000	35,606
	Chugai Ro Co., Ltd.	9,000	24,764
	Chugoku Marine Paints, Ltd.	5,000	29,547
	Chuo Mitsui Trust Holdings, Inc.	39,000	153,411
	Citizen Holdings Co., Ltd.	27,300	111,142
	CKD Corp.	7,600	28,036
	CMK Corp.	5,000	16,084
	Coca-Cola Central Japan Co., Ltd.	2,500	37,459
	Coca-Cola West Co., Ltd.	700	14,412
	Commuture Corp.	3,000	19,470
	Computer Engineering & Consulting, Ltd.	1,700	13,288
	Comsys Holdings Corp.	8,000	67,444
	Corona Corp.	1,500	15,223
	Cosmo Oil Co., Ltd.	45,000	119,696
#	Credit Saison Co., Ltd.	10,800	105,944
	Creed Corp.	18	53
	CSK Holdings Corp.	4,400	18,257
	Dai Nippon Printing Co., Ltd.	26,000	253,833
	Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	17,790
	Daicel Chemical Industries, Ltd.	22,000	96,699
	Dai-Dan Co., Ltd.	3,000	13,646

23

	Daido Steel Co., Ltd.	27,000	73,753
	Daifuku Co., Ltd.	9,500	48,349
	Daihatsu Motor Co., Ltd.	2,000	16,862
	Daihen Corp.	11,000	43,184
	Daiichi Jitsugyo Co., Ltd.	11,000	32,973
	Daiichi Sankyo Co., Ltd.	600	13,472
#	Daiken Corp.	13,000	26,335
	Daikin Industries, Ltd.	1,600	36,683
	Daikoku Denki Co., Ltd.	3,300	52,516
	Daikyo, Inc.	10,000	6,423
	Daimei Telecom Engineering Corp.	2,000	16,899
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	10,000	26,819
#	Dainippon Screen Manufacturing Co., Ltd.	32,000	56,242
	Daio Paper Corp.	2,000	20,800
#	Daiseki Co., Ltd.	600	9,187
	Daiso Co., Ltd.	6,000	14,295
	Daisyo Corp.	2,000	32,905
	Daito Trust Construction Co., Ltd.	1,000	43,040
	Daiwa House Industry Co., Ltd.	9,000	80,528
	Daiwa Securities Co., Ltd.	10,000	55,222
#	Daiwabo Co., Ltd.	11,000	36,875
	DCM Japan Holdings Co., Ltd.	8,700	51,104
	Denki Kagaku Kogyo Kabushiki Kaisha	61,000	127,185
	Denki Kogyo Co., Ltd.	4,000	23,708
	Denso Corp.	5,500	99,652
#	Dentsu, Inc.	1,600	27,495
	Denyo Co., Ltd.	5,100	38,839
	Descente, Ltd.	7,000	28,256
	DIC Corp.	7,000	11,319
#	Disco Corp.	1,700	41,290
#	Don Quijote Co., Ltd.	600	9,478
#	Doshisha Co., Ltd.	3,300	43,927
	Dowa Holdings Co., Ltd.	25,000	79,259
	DTS Corp.	2,800	22,881
#	DyDo Drinco, Inc.	600	17,213
	eAccess, Ltd.	50	33,906
#	Ebara Corp.	40,000	72,498
#	Edion Corp.	6,500	30,178
	Eizo Nanao Corp.	800	14,495
# *	Elpida Memory, Inc.	15,500	109,213
#	Enplas Corp.	2,700	28,400
#	Epson Toyocom Corp.	6,000	10,878
	Exedy Corp.	2,300	26,268
	Ezaki Glico Co., Ltd.	4,000	37,319
	Fancl Corp.	900	11,714
	Foster Electric Co., Ltd.	6,200	39,676
	FP Corp.	700	33,074
	Fuji Co., Ltd.	1,000	19,140
	Fuji Electric Holdings Co., Ltd.	59,000	70,312
	Fuji Heavy Industries, Ltd.	48,000	138,334
	Fuji Oil Co., Ltd.	1,000	12,357
#	Fuji Soft, Inc.	900	16,161

24

	Fujicco Co., Ltd.	2,000	24,403
	FUJIFILM Holdings Corp.	6,500	142,111
	Fujikura Kasei Co., Ltd.	7,100	34,582
	Fujikura, Ltd.	30,000	82,060
	Fujitec Co., Ltd.	3,000	10,242
	Fujitsu Business Systems, Ltd.	1,800	26,752
	Fujitsu Frontech, Ltd.	1,700	14,919
	Fujitsu, Ltd.	9,000	40,457
	Fukuoka Financial Group, Inc.	35,000	117,395
#	Fukuyama Transporting Co., Ltd.	22,000	100,611
	Funai Electric Co., Ltd.	3,300	78,701
	Furukawa Co., Ltd.	11,000	9,707
	Furukawa Electric Co., Ltd.	11,000	38,006
*	Furukawa-Sky Aluminum Corp.	12,000	22,096
	Futaba Corp.	2,700	37,063
	Futaba Industrial Co., Ltd.	5,100	13,169
	Fuyo General Lease Co., Ltd.	600	9,386
#	Gakken Co., Ltd.	7,000	10,551
	Glory, Ltd.	4,400	75,575
# *	GMO Internet, Inc.	5,000	22,039
	Godo Steel, Ltd.	5,000	14,386
	Goldcrest Co., Ltd.	1,550	36,947
	Gunze, Ltd.	29,000	101,494
#	H2O Retailing Corp.	5,000	36,247
	Hakuhodo Dy Holdings, Inc.	1,030	46,046
	Hamamatsu Photonics K.K.	1,400	23,621
	Hankyu Hanshin Holdings, Inc.	4,000	21,902
	Hanwa Co., Ltd.	13,000	38,351
	Harashin Narus Holdings Co., Ltd.	3,000	33,556
	Haseko Corp.	15,500	14,401
	Heiwa Corp.	1,700	15,928
	Heiwa Real Estate Co., Ltd.	14,000	31,908
	Heiwado Co., Ltd.	2,400	37,580
	Hibiya Engineering, Ltd.	2,000	15,270
	Higashi-Nippon Bank, Ltd.	24,000	69,140
	Hikari Tsushin, Inc.	1,700	30,158
	Hino Motors, Ltd.	44,000	77,418
	Hirose Electric Co., Ltd.	200	18,893
	HIS Co., Ltd.	1,300	25,064
	Hisamitsu Pharmaceutical Co., Inc.	600	22,274
	Hitachi Cable, Ltd.	27,000	48,913
	Hitachi Chemical Co., Ltd.	11,200	121,999
#	Hitachi Construction Machinery Co., Ltd.	8,600	84,294
	Hitachi High-Technologies Corp.	800	11,964
	Hitachi Information Systems, Ltd.	800	15,443
#	Hitachi Koki Co., Ltd.	4,800	45,487
#	Hitachi Kokusai Electric, Inc.	3,000	17,233
	Hitachi Maxell, Ltd.	4,500	36,986
	Hitachi Medical Corp.	2,000	19,884
	Hitachi Metals, Ltd.	5,000	25,763
*	Hitachi Plant Technologies, Ltd.	5,000	18,341
	Hitachi Software Engineering Co., Ltd.	3,500	49,292

25

	Hitachi Systems & Services, Ltd.	3,100	32,615
	Hitachi Tool Engineering, Ltd.	4,800	29,489
	Hitachi Transport System, Ltd.	1,200	14,858
# *	Hitachi Zosen Corp.	35,000	33,120
	Hitachi, Ltd. Sponsored ADR	2,900	87,464
	Hokkan Holdings, Ltd.	8,000	20,434
#	Hokuetsu Paper Mills, Ltd.	9,500	46,777
	Hokuhoku Financial Group, Inc.	16,000	31,684
	Hokuto Corp.	1,800	47,567
	Honda Motor Co., Ltd. Sponsored ADR	12,559	284,587
	Horiba, Ltd.	2,200	34,654
#	Hosiden Corp.	3,500	40,886
	Hosokawa Micron Corp.	4,000	14,282
	House Foods Corp.	700	11,634
	Hoya Corp.	2,400	42,797
	Ibiden Co., Ltd.	4,700	95,092
	IBJ Leasing Co., Ltd.	900	12,177
#	Ichiyoshi Securities Co., Ltd.	2,100	12,029
	Icom, Inc.	800	17,338
	Idemitsu Kosan Co., Ltd.	1,700	110,936
	Ihara Chemical Industry Co., Ltd.	7,000	22,142
	IHI Corp.	47,000	54,584
#	Iino Kaiun Kaisha, Ltd.	2,100	13,104
#	Inaba Denki Sangyo Co., Ltd.	600	14,240
	Inaba Seisakusho Co., Ltd.	1,600	17,563
	Inabata and Co., Ltd.	3,100	10,337
	Inageya Co., Ltd.	3,000	29,600
	INPEX Corp.	2	14,353
	Inui Steamship Co., Ltd.	5,700	36,658
# *	Iseki & Co., Ltd.	7,000	20,953
# *	Isetan Mitsukoshi Holdings, Ltd.	11,900	85,491
*	Ishihara Sangyo Kaisha, Ltd.	43,000	33,847
	Isuzu Motors, Ltd.	100,000	116,082
	Itochu Corp.	51,000	247,921
	Itochu Enex Co., Ltd.	8,200	57,881
#	Itochu Techno-Solutions Corp.	600	13,360
	Itochu-Shokuhin Co., Ltd.	800	30,551
	Itoham Foods, Inc.	12,000	40,543
	Itoki Corp.	4,300	13,353
#	IWATANI Corp.	6,000	14,456
	Izumiya Co., Ltd.	10,000	62,857
#	Japan Airport Terminal Co., Ltd.	3,700	41,556
	Japan Aviation Electronics Industry, Ltd.	10,000	38,609
	Japan Business Computer Co., Ltd.	6,000	37,104
	Japan Cash Machine Co., Ltd.	400	4,034
	Japan Digital Laboratory Co., Ltd.	900	9,407
	Japan Petroleum Exploration Co., Ltd.	300	13,834
#	Japan Pulp & Paper Co., Ltd.	5,000	15,828
	Japan Transcity Corp.	7,000	22,467
#	Japan Vilene Co., Ltd.	6,000	28,551
#	Jeol, Ltd.	9,000	24,194
	JFE Holdings, Inc.	1,200	29,823

26

	JFE Shoji Holdings, Inc.	9,000	26,772
#	J-Oil Mills, Inc.	3,000	10,385
#	Joshin Denki Co., Ltd.	2,000	15,926
	JS Group Corp.	4,100	54,658
	JSP Corp.	6,600	38,791
	JSR Corp.	3,200	38,905
	JTEKT Corp.	16,100	99,509
	Juki Corp.	17,000	15,813
	Juroku Bank, Ltd.	29,000	132,568
*	JVC Kenwood Holdings, Inc.	46,300	18,554
#	Kadokawa Holdings, Inc.	2,600	46,341
	Kaga Electronics Co., Ltd.	2,500	26,655
	Kajima Corp.	6,000	15,825
#	Kakaku.com, Inc.	5	19,397
	Kaken Pharmaceutical Co., Ltd.	2,000	21,963
	Kamei Corp.	9,000	43,802
	Kamigumi Co., Ltd.	8,000	63,386
#	Kandenko Co., Ltd.	8,000	59,327
	Kaneka Corp.	24,000	128,337
*	Kanematsu Corp.	14,000	13,909
	Kanematsu Electronics, Ltd.	2,100	16,131
	Kansai Paint Co., Ltd.	2,000	10,093
	Kanto Auto Works, Ltd.	4,900	45,538
	Kanto Natural Gas Development Co., Ltd.	3,000	18,833
	Kasumi Co., Ltd.	5,000	23,858
#	Katakura Industries Co., Ltd.	2,500	22,982
	Kato Sangyo Co., Ltd.	1,300	19,756
	Kato Works Co., Ltd.	19,000	39,448
#	Kawasaki Heavy Industries, Ltd.	24,000	43,636
	Kawasaki Kisen Kaisha, Ltd.	35,000	127,530
#	Kayaba Industry Co., Ltd.	7,000	10,303
	Keihin Corp.	3,900	32,905
#	Keihin Electric Express Railway Co., Ltd.	4,000	30,636
	Keio Corp.	2,000	10,630
	Keisei Electric Railway Co., Ltd.	3,000	16,138
#	Keiyo Co., Ltd.	3,000	19,430
# *	Kenedix, Inc.	9	1,307
	Key Coffee, Inc.	2,900	47,366
	Kikkoman Corp.	1,000	9,583
	Kinden Corp.	12,000	105,929
	Kintetsu World Express, Inc.	1,800	33,325
	Kirin Holdings Co., Ltd.	2,000	25,084
#	Kisoji Co., Ltd.	2,500	49,462
	Kissei Pharmaceutical Co., Ltd.	1,000	25,749
#	Kitano Construction Corp.	17,000	37,300
	Kitz Corp.	4,000	12,293
	Kiyo Holdings, Inc.	49,000	66,617
	Koa Corp.	2,800	14,755
	Koatsu Gas Kogyo Co., Ltd.	3,000	13,227
	Kobe Steel, Ltd.	43,000	64,211
#	Koei Co., Ltd.	2,200	21,073
	Kohnan Shoji Co., Ltd.	1,100	12,203

27

	Koito Manufacturing Co., Ltd.	13,000	67,257
	Kokuyo Co., Ltd.	7,500	52,299
	Komatsu Seiren Co., Ltd.	9,000	38,419
#	Komatsu, Ltd.	2,400	24,777
	Komeri Co., Ltd.	1,100	20,029
	Komori Corp.	6,900	64,509
	Konica Minolta Holdings, Inc.	8,000	62,300
	Konishi Co., Ltd.	2,500	21,300
	Kubota Corp. Sponsored ADR	1,800	48,744
#	Kumiai Chemical Industry Co., Ltd.	10,000	32,091
	Kurabo Industries, Ltd.	9,000	14,222
	Kuraray Co., Ltd.	13,000	102,266
	Kureha Corp.	21,000	101,102
	Kurita Water Industries, Ltd.	200	4,518
#	Kuroda Electric Co., Ltd.	2,900	22,094
#	K’s Holdings Corp.	2,400	36,978
	Kyocera Corp. Sponsored ADR	1,252	79,640
	Kyodo Printing Co., Ltd.	6,000	13,812
	Kyokuto Kaihatsu Kogyo Co., Ltd.	5,700	20,738
	Kyokuyo Co., Ltd.	9,000	19,741
	Kyorin Co., Ltd.	3,000	40,934
	Kyoritsu Maintenance Co., Ltd.	2,000	37,387
	Kyosan Electric Manufacturing Co., Ltd.	5,000	17,780
	Kyowa Exeo Corp.	2,000	19,154
	Kyowa Hakko Kirin Co., Ltd.	2,000	18,055
	Kyudenko Corp.	3,000	23,533
	Leopalace21 Corp.	1,500	12,657
	Life Corp.	1,000	18,112
	Lintec Corp.	6,400	80,200
#	Mabuchi Motor Co., Ltd.	1,400	52,532
	Macnica, Inc.	3,000	40,069
	Maeda Corp.	17,000	58,363
	Maeda Road Construction Co., Ltd.	8,000	75,198
	Maezawa Kaisei Industries Co., Ltd.	3,200	31,179
	Maezawa Kyuso Industries Co., Ltd.	2,100	32,861
#	Makino Milling Machine Co., Ltd.	4,000	9,156
	Makita Corp. Sponsored ADR	1,988	35,844
	Mandom Corp.	900	22,423
	Marubeni Corp.	70,385	250,500
	Marudai Food Co., Ltd.	6,000	16,489
	Maruha Nichiro Holdings, Inc.	35,000	55,680
	Marui Group Co., Ltd.	23,500	121,470
	Maruichi Steel Tube, Ltd.	1,200	28,227
#	Marusan Securities Co., Ltd.	5,300	27,701
	Maruzen Showa Unyu Co., Ltd.	6,000	18,857
	Maspro Denkoh Corp.	2,200	21,334
	Matsuya Co., Ltd.	2,100	32,541
	Matsuya Foods Co., Ltd.	2,100	30,162
	Max Co., Ltd.	2,000	19,638
	Maxvalu Tokai Co., Ltd.	1,500	21,830
	Mazda Motor Corp.	77,000	119,369
	Mediceo Paltac Holdings Co., Ltd.	2,400	26,669

28

	Megachips Corp.	1,100	18,729
#	Meidensha Corp.	13,000	35,223
	Meiji Dairies Corp.	3,000	14,083
#	Meiji Seika Kaisha, Ltd.	4,000	16,333
	Meitec Corp.	600	9,355
#	Meito Sangyo Co., Ltd.	1,100	17,718
	Melco Holdings, Inc.	4,000	37,481
	Mercian Corp.	12,000	22,121
	Mikuni Coca-Cola Bottling Co., Ltd.	1,700	14,973
#	Mimasu Semiconductor Industry Co., Ltd.	700	7,275
	Minebea Co., Ltd.	32,000	97,047
	Ministop Co., Ltd.	2,400	43,556
	Miraca Holdings, Inc.	800	17,087
	Misumi Group, Inc.	3,400	38,626
#	Mito Securities Co., Ltd.	14,000	38,055
	Mitsuba Corp.	3,000	8,507
	Mitsubishi Cable Industries, Ltd.	15,000	13,330
	Mitsubishi Chemical Holdings Corp.	46,000	188,530
	Mitsubishi Corp.	16,000	211,426
	Mitsubishi Electric Corp.	6,000	27,538
	Mitsubishi Gas Chemical Co., Inc.	32,000	127,113
	Mitsubishi Heavy Industries, Ltd.	12,000	45,343
	Mitsubishi Kakoki Kaisha, Ltd.	7,000	17,498
	Mitsubishi Logistics Corp.	6,000	60,942
	Mitsubishi Materials Corp.	66,000	164,416
	Mitsubishi Paper Mills, Ltd.	31,000	52,271
	Mitsubishi Pencil Co., Ltd.	1,400	15,545
#	Mitsubishi Rayon Co., Ltd.	18,000	43,142
	Mitsubishi Steel Manufacturing Co., Ltd.	20,000	45,506
	Mitsubishi UFJ Financial Group, Inc.	73,400	407,173
	Mitsubishi UFJ Financial Group, Inc. ADR	16,850	92,675
	Mitsuboshi Belting, Ltd.	8,000	39,446
	Mitsui & Co., Ltd.	3,000	31,306
	Mitsui & Co., Ltd. Sponsored ADR	471	98,915
	Mitsui Chemicals, Inc.	33,000	94,859
	Mitsui Engineering and Shipbuilding Co., Ltd.	31,000	47,349
	Mitsui High-Tec, Inc.	2,300	12,595
	Mitsui Home Co., Ltd.	6,000	33,723
	Mitsui Knowledge Industry Co., Ltd.	78	12,483
	Mitsui Mining and Smelting Co., Ltd.	73,000	131,210
	Mitsui Mining Co., Ltd.	28,000	35,094
	Mitsui Sumitomo Insurance Group Holdings, Inc.	3,800	98,496
#	Mitsui-Soko Co., Ltd.	7,000	28,506
	Mitsumi Electric Co., Ltd.	7,100	92,239
	Mitsuuroko Co., Ltd.	2,600	16,814
	Miura Co., Ltd.	700	16,032
#	Mizuho Financial Group, Inc.	43,000	106,437
#	Mizuho Investors Securities Co., Ltd.	42,000	34,020
#	Mizuno Corp.	12,000	56,062
	Mochida Pharmaceutical Co., Ltd.	2,000	23,932
	Monex Group, Inc.	33	10,047
#	Mori Seiki Co., Ltd.	7,600	60,762

29

#	Morinaga & Co., Ltd.	8,000	17,469
	Morinaga Milk Industry Co., Ltd.	12,000	41,348
	Morita Holdings Corp.	5,000	20,332
	MOS Food Services, Inc.	1,400	21,590
	MR Max Corp.	8,900	38,162
	Murata Manufacturing Co., Ltd.	1,100	41,625
	Musashino Bank, Ltd.	3,100	106,631
	Mutow Co., Ltd.	6,900	37,226
	Nabtesco Corp.	10,000	61,075
	Nachi-Fujikoshi Corp.	27,000	44,881
	Nagase & Co., Ltd.	12,000	106,381
	Nakayama Steel Works, Ltd.	4,000	9,307
	Namco Bandai Holdings, Inc.	7,900	78,958
	NEC Corp.	55,000	146,644
*	NEC Electronics Corp.	3,200	22,168
	NEC Fielding, Ltd.	1,600	18,985
	NEC Mobiling, Ltd.	3,000	48,085
	NEC System Integration & Construction, Ltd.	2,400	25,819
#	Net One Systems Co., Ltd.	12	21,068
	Neturen Co., Ltd.	4,300	28,127
	NGK Insulators, Ltd.	2,000	25,703
	NGK Spark Plug Co., Ltd.	12,000	92,251
	NHK Spring Co., Ltd.	21,000	75,815
	Nice Holdings, Inc.	9,000	15,979
	Nichias Corp.	11,000	29,101
	Nichicon Corp.	8,600	56,359
	Nichiha Corp.	1,800	11,627
#	Nichii Gakkan Co.	2,700	42,365
	Nichirei Corp.	10,000	38,612
	Nidec Copal Corp.	6,300	38,136
	Nidec Corp. ADR	4,000	48,200
	Nidec Sankyo Corp.	11,000	41,114
	Nifco, Inc.	2,800	24,969
#	Nihon Dempa Kogyo Co., Ltd.	700	8,896
	Nihon Kohden Corp.	800	14,929
	Nihon Parkerizing Co., Ltd.	3,000	25,418
	Nihon Unisys, Ltd.	2,600	20,923
	Nikkiso Co., Ltd.	8,000	47,230
	Nikon Corp.	1,000	10,409
	Nippo Corp.	9,000	69,802
	Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	18,357
#	Nippon Carbon Co., Ltd.	16,000	36,664
#	Nippon Ceramic Co., Ltd.	1,500	14,266
	Nippon Chemical Industrial Co., Ltd.	18,000	39,886
	Nippon Chemi-Con Corp.	5,000	10,810
	Nippon Denko Co., Ltd.	4,000	18,459
	Nippon Densetsu Kogyo Co., Ltd.	2,000	24,006
	Nippon Denwa Shisetu Co., Ltd.	10,000	26,519
	Nippon Electric Glass Co., Ltd.	18,000	118,803
	Nippon Express Co., Ltd.	16,000	57,270
	Nippon Flour Mills Co., Ltd.	12,000	59,675
	Nippon Gas Co., Ltd.	2,700	40,451

30

	Nippon Kayaku Co., Ltd.	17,000	76,859
	Nippon Koei Co., Ltd.	12,000	32,378
	Nippon Konpo Unyu Soko Co., Ltd.	9,000	92,919
	Nippon Light Metal Co., Ltd.	53,000	42,920
	Nippon Meat Packers, Inc.	1,000	12,599
#	Nippon Metal Industry Co., Ltd.	9,000	11,020
	Nippon Mining Holdings, Inc.	36,000	130,931
	Nippon Mitsubishi Oil Corp.	48,000	208,575
#	Nippon Paint Co., Ltd.	22,000	90,342
	Nippon Paper Group, Inc.	1,600	47,518
	Nippon Seiki Co., Ltd.	8,000	49,689
	Nippon Sheet Glass Co., Ltd.	46,000	112,550
	Nippon Shinyaku Co., Ltd.	5,000	57,420
	Nippon Shokubai Co., Ltd.	10,000	66,550
	Nippon Signal Co., Ltd.	3,500	21,456
	Nippon Soda Co., Ltd.	15,000	56,093
	Nippon Steel Corp.	11,000	32,299
#	Nippon Suisan Kaisha, Ltd.	31,200	77,291
	Nippon Thompson Co., Ltd.	3,000	12,262
	Nippon Valqua Industries, Ltd.	16,000	32,185
	Nippon Yakin Kogyo Co., Ltd.	4,500	11,457
	Nippon Yusen K.K.	20,000	93,709
	Nipponkoa Insurance Co., Ltd.	8,000	65,428
#	Nipro Corp.	4,000	59,918
#	Nishimatsu Construction Co., Ltd.	35,000	35,494
#	Nishimatsuya Chain Co., Ltd.	1,900	18,793
	Nishi-Nippon Bank, Ltd.	50,000	122,714
	Nishi-Nippon Railroad Co., Ltd.	5,000	20,436
	Nissan Motor Co., Ltd.	37,900	114,177
	Nissan Shatai Co., Ltd.	7,000	44,432
	Nissay Dowa General Insurance Co., Ltd.	12,000	63,654
	Nissei Corp.	5,400	39,956
	Nisshin Seifun Group, Inc.	3,500	38,040
	Nisshin Steel Co., Ltd.	74,000	123,632
#	Nisshinbo Industries, Inc.	17,000	124,125
	Nissin Corp.	9,000	20,943
	Nissin Electric Co., Ltd.	4,000	17,768
	Nissin Kogyo Co., Ltd.	3,300	26,546
	Nitori Co., Ltd.	300	21,173
	Nitta Corp.	900	11,646
	Nittetsu Mining Co., Ltd.	6,000	21,182
#	Nitto Boseki Co., Ltd.	33,000	55,249
	Nitto Denko Corp.	5,800	107,587
	Nitto Electric Works, Ltd.	2,100	16,758
	Nitto Kohki Co., Ltd.	2,400	39,494
	NOF Corp.	28,000	123,981
	Nohmi Bosai, Ltd.	4,000	43,246
	NOK Corp.	16,500	115,928
	Nomura Co., Ltd.	6,000	16,115
	Nomura Holdings, Inc. ADR	7,820	50,283
#	Nomura Real Estate Holdings, Inc.	2,700	47,828
	Nomura Research Institute, Ltd.	1,100	19,937

31

	Noritake Co., Ltd.	15,000	47,582
	Noritsu Koki Co., Ltd.	5,600	39,072
	Noritz Corp.	1,700	23,659
	NS Solutions Corp.	1,100	13,121
	NSD Co., Ltd.	1,900	14,709
	NSK, Ltd.	36,000	115,554
	NTN Corp.	46,000	122,557
	NTT DoCoMo, Inc. Sponsored ADR	1,000	17,220
	Obayashi Corp.	14,000	65,814
	Obic Co., Ltd.	190	29,504
	Oiles Corp.	1,080	12,716
	Oji Paper Co., Ltd.	7,000	33,226
	Okabe Co., Ltd.	4,000	18,480
	Okamoto Industries, Inc.	5,000	17,587
#	Okamura Corp.	3,000	16,802
	Okasan Securities Group, Inc.	14,000	56,433
*	Oki Electric Industry Co., Ltd.	41,000	24,821
	Okinawa Electric Power Co., Ltd.	700	48,415
	OKUMA Corp.	10,000	32,675
#	Okumura Corp.	12,000	51,391
	Okuwa Co., Ltd.	1,000	13,997
	Olympus Corp.	1,000	16,052
# *	OMC Card, Inc.	6,400	11,539
	Omron Corp.	2,400	28,424
	Ono Pharmaceutical Co., Ltd.	300	15,786
	Onoken Co., Ltd.	4,800	40,669
	Onward Holdings Co., Ltd.	12,000	81,415
	Oracle Corp. Japan	1,000	39,801
#	Organo Corp.	7,000	43,248
	Osaka Steel Co., Ltd.	1,200	17,167
#	Osaka Titanium Technologies Co., Ltd.	1,600	34,711
	Osaki Electric Co., Ltd.	7,000	49,861
#	OSG Corp.	6,400	38,859
	Oyo Corp.	1,400	15,448
	Pacific Industrial Co., Ltd.	8,000	22,773
#	Pacific Metals Co., Ltd.	13,000	59,617
#	PanaHome Corp.	12,000	70,865
	Panasonic Corp.	2,000	24,265
	Panasonic Corp. Sponsored ADR	22,995	275,480
	Panasonic Electric Works Co., Ltd.	6,000	47,140
#	Paramount Bed Co., Ltd.	2,000	25,222
	Parco Co., Ltd.	4,900	44,673
	Paris Miki, Inc.	1,800	15,440
#	Park24 Co., Ltd.	2,100	13,809
# *	Penta-Ocean Construction Co., Ltd.	12,500	15,859
	Pigeon Corp.	1,400	35,059
	Pilot Corp.	17	21,794
	Piolax, Inc.	5,400	88,368
#	Pioneer Electronic Corp.	22,000	40,283
	Press Kogyo Co., Ltd.	3,000	3,885
	Q.P. Corp.	1,100	14,247
#	Rengo Co., Ltd.	5,000	34,322

32

#	Resona Holdings, Inc.	1,200	18,504
#	Resorttrust, Inc.	1,500	15,328
	Rhythm Watch Co., Ltd.	21,000	19,681
	Ricoh Co., Ltd.	10,000	122,037
	Ricoh Leasing Co., Ltd.	900	13,160
	Riken Corp.	5,000	10,233
	Riken Keiki Co., Ltd.	2,000	13,724
#	Rinnai Corp.	700	27,340
#	RISA Partners, Inc.	17	6,357
	Rock Field Co., Ltd.	1,200	16,089
	Rohm Co., Ltd.	4,300	213,561
	Roland Corp.	1,200	12,999
#	Round One Corp.	5,100	44,711
#	Royal Co., Ltd.	1,700	17,512
	Ryobi, Ltd.	5,000	9,045
	Ryoden Trading Co., Ltd.	3,000	16,522
	Ryohin Keikaku Co., Ltd.	900	37,180
	Ryosan Co., Ltd.	4,100	90,644
	Ryoyo Electro Corp.	1,800	14,596
	Saibu Gas Co., Ltd.	7,000	18,629
	Saizeriya Co., Ltd.	1,400	18,124
	Sakai Chemical Industry Co., Ltd.	6,000	16,296
	Sakata INX Corp.	12,000	42,067
#	Sakata Seed Corp.	2,800	40,435
	Sala Corp.	6,500	41,284
	San-Ai Oil Co., Ltd.	5,000	22,137
	Sanden Corp.	25,000	47,627
	Sanken Electric Co., Ltd.	18,000	65,955
	Sanki Engineering Co., Ltd.	3,000	19,664
	Sankyo Co., Ltd.	600	28,777
	Sankyo-Tateyama Holdings, Inc.	15,000	11,294
	Sankyu, Inc., Tokyo	4,000	12,539
	Sanoh Industrial Co., Ltd.	4,900	19,720
	Sanshin Electronics Co., Ltd.	2,300	17,373
	Santen Pharmaceutical Co., Ltd.	600	19,320
	Sanwa Holdings Corp.	12,000	41,020
	Sanyo Chemical Industries, Ltd.	5,000	28,043
	Sanyo Shokai, Ltd.	5,000	19,287
#	Sanyo Special Steel Co., Ltd.	17,000	44,351
	Sapporo Hokuyo Holdings, Inc.	23,000	81,894
	Sapporo Holdings, Ltd.	4,000	18,424
	Sato Corp.	1,200	12,229
*	SBI Holdings, Inc.	1,158	139,868
#	Sega Sammy Holdings, Inc.	4,600	58,202
	Seiko Epson Corp.	7,500	95,208
#	Seiko Holdings Corp.	5,000	10,726
	Seino Holdings Co., Ltd.	17,000	82,367
#	Seiren Co., Ltd.	5,200	23,137
	Sekisui Chemical Co., Ltd.	14,000	77,918
	Sekisui House, Ltd.	17,000	142,786
	Sekisui Jushi Co., Ltd.	4,000	29,659
	Sekisui Plastics Co., Ltd.	10,000	30,238

33

#	Senko Co., Ltd.	7,000	25,708
	Senshukai Co., Ltd.	2,300	15,799
#	Sharp Corp.	12,000	89,093
#	Shibaura Mechatronics Corp.	4,000	13,160
#	Shibusawa Warehouse Co., Ltd.	5,000	24,137
	Shiga Bank, Ltd.	19,000	113,163
	Shikibo, Ltd.	27,000	31,974
	Shikoku Bank, Ltd.	10,000	52,539
	Shikoku Chemicals Corp.	7,000	25,676
	Shikoku Coca-Cola Bottling Co., Ltd.	1,600	14,032
#	Shima Seiki Manufacturing Co., Ltd.	2,200	44,151
	Shimachu Co., Ltd.	3,700	78,844
	Shimadzu Corp.	10,000	60,487
	Shimano, Inc.	400	13,632
	Shimizu Bank, Ltd.	400	18,287
	Shimizu Corp.	8,000	36,091
	Shin Nippon Air Technologies Co., Ltd.	3,200	27,085
	Shin-Etsu Chemical Co., Ltd.	900	42,109
	Shin-Etsu Polymer Co., Ltd.	5,700	26,655
	Shinkawa, Ltd.	1,400	17,760
#	Shinko Electric Co., Ltd.	16,000	47,792
#	Shinko Electric Industries Co., Ltd.	10,700	90,313
	Shinko Plantech Co., Ltd.	2,700	20,728
	Shinko Securities Co., Ltd.	43,000	85,754
	Shinko Shoji Co., Ltd.	6,100	48,845
	Shinmaywa Industries, Ltd.	10,000	24,706
#	Shinsei Bank, Ltd.	77,000	98,359
#	Shinwa Kaiun Kaisha, Ltd.	11,000	25,996
	Shionogi & Co., Ltd.	1,000	21,427
	Shiroki Co., Ltd.	11,000	23,858
	Shiseido Co., Ltd.	1,000	16,812
	Shizuoka Bank, Ltd.	4,000	41,706
	Shizuoka Gas Co., Ltd.	7,000	41,443
#	Shochiku Co., Ltd.	2,000	13,603
	Showa Corp.	2,200	8,742
	Showa Denko K.K.	99,000	131,553
#	Showa Sangyo Co., Ltd.	6,000	18,587
	Showa Shell Sekiyu K.K.	4,400	41,195
	Sinanen Co., Ltd.	4,000	18,801
	Sintokogio, Ltd.	1,900	11,850
	SKY Perfect JSAT Holdings, Inc.	99	41,491
	SMC Corp.	200	17,832
#	SMK Corp.	5,000	11,207
#	Snow Brand Milk Products Co., Ltd.	11,500	40,320
	Sohgo Security Services Co., Ltd.	7,500	71,122
	Sojitz Corp.	90,400	138,511
	Sompo Japan Insurance, Inc.	34,000	212,010
	Sony Corp. Sponsored ADR	13,740	264,083
	Sony Financial Holdings, Inc.	4	13,184
	Sorun Corp.	8,600	42,240
#	Square Enix Holdings Co., Ltd.	1,400	37,587
	SRI Sports, Ltd.	46	40,378

34

	SSP Co., Ltd.	4,000	24,329
	Stanley Electric Co., Ltd.	3,800	36,669
	Star Micronics Co., Ltd.	5,400	50,358
	Starzen Corp.	7,000	17,727
#	Sumco Corp.	6,800	87,979
	Sumisho Computer Systems Corp.	1,000	14,366
	Sumitomo Bakelite Co., Ltd.	25,000	99,055
	Sumitomo Chemical Co., Ltd.	50,000	158,435
	Sumitomo Corp.	12,900	116,738
	Sumitomo Densetsu Co., Ltd.	7,100	44,447
	Sumitomo Electric Industries, Ltd.	32,100	241,622
	Sumitomo Forestry Co., Ltd.	12,400	88,963
	Sumitomo Heavy Industries, Ltd.	12,000	38,097
	Sumitomo Light Metal Industries, Ltd.	16,000	14,968
	Sumitomo Metal Industries, Ltd., Osaka	10,000	20,009
	Sumitomo Metal Mining Co., Ltd.	9,000	83,775
	Sumitomo Mitsui Financial Group, Inc.	3,300	130,783
	Sumitomo Osaka Cement Co., Ltd.	43,000	85,779
	Sumitomo Pipe & Tube Co., Ltd.	3,700	25,695
	Sumitomo Realty & Development Co., Ltd.	1,000	11,453
	Sumitomo Rubber Industries, Ltd.	1,900	11,935
	Sumitomo Seika Chemicals Co., Ltd.	9,000	23,879
	Sumitomo Trust & Banking Co., Ltd.	19,000	93,165
	Sumitomo Warehouse Co., Ltd.	23,000	101,037
	Suruga Bank, Ltd.	7,000	61,611
	Suzuken Co., Ltd.	4,300	110,865
	Suzuki Motor Corp.	3,000	40,499
	SWCC Showa Holdings Co., Ltd.	12,000	8,819
	T&D Holdings, Inc.	700	22,626
#	T. Hasegawa Co., Ltd.	3,100	39,193
	Tachi-S Co., Ltd.	4,000	20,885
	Tadano, Ltd.	13,000	53,854
	Taihei Dengyo Kaisha, Ltd.	3,000	35,789
	Taihei Kogyo Co., Ltd.	6,000	14,681
	Taiheiyo Cement Corp.	74,000	101,396
	Taiho Kogyo Co., Ltd.	1,800	7,692
#	Taikisha, Ltd.	1,200	18,230
	Taisei Corp.	55,000	121,445
	Taisho Pharmaceutical Co., Ltd.	2,000	40,825
	Taiyo Nippon Sanso Corp.	2,000	12,907
#	Taiyo Yuden Co., Ltd.	13,000	73,308
	Takamatsu Construction Group	2,600	44,163
	Takara Holdings, Inc.	6,000	28,701
#	Takara Standard Co., Ltd.	13,000	82,445
	Takasago International Corp.	3,000	18,854
#	Takasago Thermal Engineering Co., Ltd.	8,000	61,049
	Takashimaya Co., Ltd.	12,000	80,746
#	Takata Corp.	2,300	17,294
	Takiron Co., Ltd.	20,000	60,747
	Tamura Corp.	11,000	25,174
	Tatsuta Electric Wire & Cable Co., Ltd.	15,000	33,822
	TCM Corp.	15,000	20,638

35

	TDK Corp.	2,000	75,095
	TDK Corp. Sponsored ADR	4,120	153,964
#	Tecmo, Ltd.	1,900	15,565
	Teijin, Ltd.	30,000	72,079
*	Tekken Corp.	42,000	41,016
	Tenma Corp.	2,100	23,708
	The 77 Bank, Ltd.	29,000	145,558
	The Aichi Bank, Ltd.	800	61,027
	The Akita Bank, Ltd.	24,000	100,495
	The Aomori Bank, Ltd.	11,000	46,650
	The Awa Bank, Ltd.	6,000	39,018
#	The Bank of Iwate, Ltd.	1,200	75,410
	The Bank of Kyoto, Ltd.	4,000	42,096
	The Bank of Nagoya, Ltd.	16,000	94,072
	The Bank of Okinawa, Ltd.	2,800	101,960
	The Bank of Saga, Ltd.	19,000	67,405
	The Chiba Bank, Ltd.	22,000	123,420
*	The Chiba Kogyo Bank, Ltd.	1,400	17,608
	The Chugoku Bank, Ltd.	3,000	42,176
	The Chukyo Bank, Ltd.	18,000	65,020
# *	The Daiei, Inc.	8,850	39,734
	The Daisan Bank, Ltd.	21,000	70,628
	The Daishi Bank, Ltd.	24,000	102,218
	The Ehime Bank, Ltd.	18,000	58,572
	The Eighteenth Bank, Ltd.	19,000	66,214
	The Fuji Fire & Marine Insurance Co., Ltd.	36,000	40,545
	The Fukui Bank, Ltd.	9,000	32,335
	The Gunma Bank, Ltd.	13,000	75,286
	The Hachijuni Bank, Ltd.	22,000	123,182
	The Higo Bank, Ltd.	20,000	116,554
	The Hiroshima Bank, Ltd.	10,000	42,503
	The Hokkoku Bank, Ltd.	27,000	97,324
	The Hokuetsu Bank, Ltd.	31,000	61,542
	The Hyakugo Bank, Ltd.	18,000	96,867
	The Hyakujishi Bank, Ltd.	19,000	98,995
	The Iyo Bank, Ltd.	4,000	47,094
#	The Japan Steel Works, Ltd.	1,000	10,781
	The Japan Wool Textile Co., Ltd.	8,000	52,732
	The Joyo Bank, Ltd.	9,000	48,809
	The Kagawa Bank, Ltd.	5,000	28,481
	The Kagoshima Bank, Ltd.	13,000	99,935
	The Kanto Tsukuba Bank, Ltd.	3,300	10,335
	The Keiyo Bank, Ltd.	9,000	44,066
	The Kita-Nippon Bank, Ltd.	600	19,475
*	The Maruetsu, Inc.	2,000	11,516
	The Michinoku Bank, Ltd.	12,000	25,061
	The Minato Bank, Ltd.	11,000	17,200
	The Miyazaki Bank, Ltd.	8,000	29,230
	The Nagano Bank, Ltd.	12,000	32,303
	The Nanto Bank, Ltd.	6,000	32,399
	The Nippon Synthetic Chemical Industry Co., Ltd.	5,000	12,153
	The Nisshin Oillio Group, Ltd.	9,000	43,389

36

	The Ogaki Kyoritsu Bank, Ltd.	3,000	14,647
	The Oita Bank, Ltd.	15,000	94,335
	The Pack Corp.	1,500	18,491
	The San-in Godo Bank, Ltd.	15,000	115,118
	THK Co., Ltd.	10,900	138,355
	TKC Corp.	900	19,970
*	Toa Corp.	10,000	14,008
	Toagosei Co., Ltd.	15,000	38,828
	Tobu Railway Co., Ltd.	3,000	16,419
#	TOC Co., Ltd.	3,500	15,472
	Tochigi Bank, Ltd.	12,000	70,893
#	Toda Corp.	25,000	85,963
	Toda Kogyo Corp.	12,000	38,474
	Toei Co., Ltd.	12,000	52,139
	Toenec Corp.	3,000	17,768
	Toho Bank, Ltd.	22,000	95,711
	Toho Co., Ltd.	2,500	43,610
	Toho Gas Co., Ltd.	3,000	18,310
#	Toho Zinc Co., Ltd.	6,000	13,735
#	Tokai Carbon Co., Ltd.	14,000	50,396
	Tokai Rika Co., Ltd.	6,500	49,480
	Tokai Rubber Industries, Ltd.	4,100	30,575
	Tokai Tokyo Securities Co., Ltd.	26,000	62,515
	Tokio Marine Holdings, Inc.	2,900	76,812
*	Toko, Inc.	28,000	36,944
	Tokushima Bank, Ltd.	6,000	30,953
	Tokushu Tokai Holdings Co., Ltd.	8,000	20,909
	Tokuyama Corp.	5,000	29,791
	Tokyo Dome Corp.	17,000	50,587
	Tokyo Electron, Ltd.	1,000	36,654
	Tokyo Energy & Systems, Inc.	5,000	38,933
#	Tokyo Leasing Co., Ltd.	2,000	15,341
	Tokyo Ohka Kogyo Co., Ltd.	5,300	84,589
	Tokyo Rakutenchi Co., Ltd.	7,000	28,755
#	Tokyo Rope Manufacturing Co., Ltd.	7,000	15,834
#	Tokyo Seimitsu Co., Ltd.	5,800	47,171
	Tokyo Steel Manufacturing Co., Ltd.	8,500	83,316
	Tokyo Style Co., Ltd.	5,000	37,480
	Tokyo Tatemono Co., Ltd.	27,000	90,122
	Tokyo Tomin Bank, Ltd.	4,600	76,348
#	Tokyotokeiba Co., Ltd.	10,000	14,240
	Tokyu Community Corp.	2,600	47,324
#	Tokyu Construction Co., Ltd.	7,700	20,921
	Tokyu Corp.	3,000	13,019
#	Tokyu Land Corp.	27,000	84,246
	Tomato Bank, Ltd.	8,000	20,257
	Tomoku Co., Ltd.	12,000	22,525
	Tonami Holdings Co., Ltd.	11,000	27,864
#	Topcon Corp.	5,200	21,503
	Toppan Printing Co., Ltd.	23,000	154,875
	Topre Corp.	3,800	25,763
	Topy Industries, Ltd.	28,000	45,999

37

#	Toray Industries, Inc.	6,000	25,944
	Torigoe Co., Ltd.	2,100	16,727
	Torii Pharmaceutical Co., Ltd.	1,800	30,907
	Toshiba Corp.	4,000	13,965
	Toshiba Machine Co., Ltd.	20,000	54,959
#	Toshiba Plant Kensetsu Co., Ltd.	5,000	55,672
	Toshiba TEC Corp.	27,000	80,375
	Tosho Printing Co., Ltd.	6,000	15,240
	Tosoh Corp.	47,000	98,514
	Totetsu Kogyo Co., Ltd.	3,000	19,989
#	TOTO, Ltd.	2,000	10,561
#	Tottori Bank, Ltd.	6,000	18,181
# *	Towa Bank, Ltd.	17,000	13,044
#	Towa Pharmaceutical Co., Ltd.	1,200	61,020
#	Toyo Corp.	1,600	15,405
	Toyo Engineering Corp.	4,000	12,951
	Toyo Ink Manufacturing Co., Ltd.	31,000	81,072
	Toyo Kanetsu K.K.	10,000	17,428
	Toyo Kohan Co., Ltd.	4,000	16,770
	Toyo Securities Co., Ltd.	6,000	10,023
	Toyo Seikan Kaisha, Ltd.	7,200	106,723
	Toyo Suisan Kaisha, Ltd.	1,000	26,367
# *	Toyo Tanso Co, Ltd.	300	11,122
#	Toyo Tire & Rubber Co., Ltd.	6,000	8,744
#	Toyobo Co., Ltd.	51,000	72,977
	Toyoda Gosei Co., Ltd.	4,300	48,692
	Toyota Auto Body Co., Ltd.	3,600	48,007
	Toyota Boshoku Corp.	9,400	75,523
	Toyota Motor Corp. Sponsored ADR	7,600	482,676
	Toyota Tsusho Corp.	9,500	85,207
	Trans Cosmos, Inc.	3,400	19,505
*	Trend Micro, Inc.	500	13,635
#	Trusco Nakayama Corp.	1,200	13,736
	Tsubakimoto Chain Co.	11,000	26,953
	Tsukishima Kikai Co., Ltd.	2,000	11,703
	Tsumura & Co.	700	23,077
	Tsurumi Manufacturing Co., Ltd.	9,000	51,597
	Tsutsumi Jewelry Co., Ltd.	1,300	28,587
	TV Asahi Corp.	11	13,847
	Ube Industries, Ltd.	3,000	6,465
	Ube Material Industries, Ltd.	4,000	8,100
	Uchida Yoko Co., Ltd.	4,000	14,442
#	Ulvac, Inc.	5,300	87,464
	Uni-Charm Corp.	600	41,340
	Unicharm Petcare Corp.	1,400	46,345
	Uniden Corp.	4,000	5,611
	Unimat Offisco Corp.	8,500	73,033
#	Union Tool Co.	1,100	21,467
#	Unitika, Ltd.	71,000	49,039
	UNY Co., Ltd.	14,000	116,368
#	U-Shin, Ltd.	2,100	6,863
	USS Co., Ltd.	400	17,105

38

	Valor Co., Ltd.	1,700	14,503
	Vital-Net, Inc.	5,300	32,231
#	Wacoal Corp.	6,000	78,181
	Warabeya Nichiyo Co., Ltd.	1,900	30,609
	Wood One Co., Ltd.	6,000	19,350
	Xebio Co., Ltd.	2,900	52,937
*	Yachiyo Bank, Ltd.	2,300	85,913
	Yahagi Construction Co., Ltd.	17,000	86,225
#	Yakult Honsha Co., Ltd.	900	18,333
	Yamada Denki Co., Ltd.	200	11,784
	Yamagata Bank, Ltd.	3,000	18,099
	Yamaguchi Financial Group, Inc.	15,000	166,631
	Yamaha Corp.	13,800	120,706
	Yamaha Motor Co., Ltd.	9,500	89,112
	Yamamura Glass Co., Ltd.	9,000	20,844
	Yamanashi Chuo Bank, Ltd.	16,000	93,164
	Yamatake Corp.	1,800	32,787
#	Yamatane Corp.	11,000	11,224
	Yamato Holdings Co., Ltd.	3,000	30,468
	Yamato Kogyo Co., Ltd.	500	12,092
#	Yamazaki Baking Co., Ltd.	2,000	26,977
	Yamazen Co., Ltd.	7,800	27,194
	Yaskawa Electric Corp.	15,000	54,666
	Yodogawa Steel Works, Ltd.	22,000	103,567
	Yokogawa Bridge Holdings Corp.	3,000	29,019
	Yokogawa Electric Corp.	17,500	79,571
	Yokohama Reito Co., Ltd.	4,000	27,309
	Yokohama Rubber Co., Ltd.	7,000	24,593
	Yomeishu Seizo Co., Ltd.	2,000	18,055
	Yondenko Corp.	8,000	42,359
	Yonekyu Corp.	1,000	10,988
	Yorozu Corp.	2,800	21,511
	Yoshimoto Kogyo Co., Ltd.	1,600	19,280
#	Yoshinoya Holdings Co., Ltd.	14	17,360
#	Yuasa Trading Co., Ltd.	26,000	27,422
	Yurtec Corp.	4,000	23,549
	Yushiro Chemical Industry Co., Ltd.	3,800	38,990
#	Zenrin Co., Ltd.	4,700	48,878
	Zeon Corp.	17,000	54,499
	Zuken, Inc.	5,900	34,954

TOTAL — JAPAN			41,949,820

NETHERLANDS — (2.6%)
COMMON STOCKS — (2.6%)
#	Aalberts Industries NV	12,970	73,572
	Accell Group NV	381	7,930
	Aegon NV	56,392	294,916
	Aegon NV ADR	7,400	38,332
*	AFC Ajax NV	70	651
	Arcadis NV	3,933	42,808
	ArcelorMittal ADR	4,032	91,002

39

# *	ASM International NV	3,777	27,388
*	ASML Holding NV ADR	14,700	243,138
	Boskalis Westminster CVA	4,232	85,369
	Brunel International NV	1,958	23,005
*	Crucell NV ADR	7,100	129,007
	Draka Holding NV	497	3,927
#	Eriks Group NV	774	24,775
	Exact Holding NV	2,291	41,402
	Fugro NV	6,305	170,368
	Grontmij NV	1,470	29,974
#	Heijmans NV	579	4,300
	Heineken Holding NV	2,143	57,265
	Heineken NV	3,576	105,121
	Imtech NV	2,874	44,221
	ING Groep NV	15,875	131,017
	ING Groep NV Sponsored ADR	3,600	29,988
	Innoconcepts NV	3,180	12,107
*	Jetix Europe NV	288	4,055
	Kas Bank NV	982	11,594
	Kendrion NV	12	126
	Koninklijke Ahold NV	12,507	149,966
	Koninklijke Bam Groep NV	11,346	96,516
	Koninklijke DSM NV	11,964	286,688
	Koninklijke KPN NV	3,193	42,500
	Koninklijke Philips Electronics NV ADR	34,676	630,756
	Koninklijke Ten Cate NV	1,914	34,337
	Koninklijke Vopak NV	1,806	67,658
#	Macintosh Retail Group NV	1,380	13,871
	Nutreco Holding NV	2,833	93,614
	Oce NV	15,234	39,112
#	OPG Groep NV	5,395	61,935
	Ordina NV	690	2,412
*	Punch Graphix NV	5,490	7,378
#	Randstad Holdings NV	7,718	152,952
	Reed Elsevier NV ADR	1,500	33,345
#	SBM Offshore NV	14,085	169,829
*	SES SA	3,759	68,853
	Sligro Food Group NV	1,682	35,964
	Smit Internationale NV	531	24,640
	SNS Reaal	3,212	14,016
# *	Super De Boer NV	7,243	23,500
#	Telegraaf Media Groep NV	1,888	33,819
	TKH Group NV	2,220	21,032
	TNT NV	9,710	168,296
# *	TomTom NV	4,251	22,543
	Unit 4 Agresso NV	3,876	39,222
	USG People NV	6,953	76,735
*	Van der Moolen Holding NV	3,327	8,939
	Wavin NV	8,920	28,353
	Wolters Kluwer NV	3,495	62,826

TOTAL — NETHERLANDS			4,238,965

40

NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
*	AFFCO Holdings, Ltd.	38,923	7,270
	Air New Zealand, Ltd.	103,040	46,732
	Contact Energy, Ltd.	2,544	8,807
	Fisher & Paykel Appliances Holdings, Ltd.	66,770	41,982
	Fisher & Paykel Healthcare Corp.	30,964	52,823
	Fletcher Building, Ltd.	39,925	113,056
	Infratil, Ltd.	10,356	9,261
	New Zealand Oil & Gas, Ltd.	17,546	11,297
	New Zealand Refining Co., Ltd.	12,158	39,717
	Nuplex Industries, Ltd.	3,393	4,929
	Port of Tauranga, Ltd.	13,029	38,578
	Sky City Entertainment Group, Ltd.	12,791	19,944
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,300	8,749
	Tower, Ltd.	10,839	9,003
	Trustpower, Ltd.	2,737	10,329

TOTAL — NEW ZEALAND			422,477

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
#	Acergy SA	900	4,945
	Aker Kvaerner ASA	700	3,286
#	Aktiv Kapital ASA	300	1,731
*	Atea ASA	7,000	16,399
	Austevoll Seafood ASA	1,020	1,894
# *	Blom ASA	1,630	4,115
	Bonheur ASA	350	6,393
# *	BW Offshore, Ltd.	4,000	2,763
#	Cermaq ASA	7,200	27,334
*	Copeinca ASA	2,400	3,968
# *	Det Norske Oljeselskap ASA	64,000	40,379
	DnB NOR ASA Series A	19,300	65,451
#	DOF ASA	2,200	10,735
	EDB Business Partner ASA	3,200	5,503
*	Eitzen Chemical ASA	3,092	5,173
	Ekornes ASA	2,840	26,079
	Farstad Shipping ASA	3,400	39,182
#	Frontline, Ltd.	320	9,198
#	Ganger Rolf ASA	566	10,581
	Kongsberg Gruppen ASA	240	10,348
# *	Marine Harvest	370,000	79,834
	Norsk Hydro ASA	40,300	143,628
# *	Norske Skogindustrier ASA Series A	37,500	73,369
	Odfjell ASA Series A	3,500	19,741
	Orkla ASA	11,500	76,442
*	Petroleum Geo Services ASA	27,000	88,141
*	Prosafe ASA	1,788	6,804
*	Prosafe Production Public, Ltd.	15,700	24,703
# *	Renewable Energy Corp. ASA	330	3,309

41

	Schibsted ASA	4,894	46,503
*	Seadrill, Ltd.	2,800	23,204
# *	Sevan Marine ASA	15,500	13,206
	Solstad Offshore ASA	2,300	25,270
*	Songa Offshore SE	1,100	1,923
	SpareBanken 1 SMN	10,548	41,708
	Storebrand ASA	9,200	23,402
*	Subsea 7, Inc.	700	3,644
*	TGS Nopec Geophysical Co. ASA	17,200	98,238
#	Tomra Systems ASA	13,900	46,636
	Veidekke ASA	3,849	15,392
	Wilh. Wilhelmsen ASA	1,091	12,478
	Yara International ASA	580	13,042

TOTAL — NORWAY			1,176,074

PORTUGAL — (0.6%)
COMMON STOCKS — (0.6%)
	Altri SGPS SA	8,148	20,523
	Banco BPI SA	34,555	65,482
*	Banco Comercial Portugues SA	145,458	148,168
	Banco Espirito Santo SA	12,911	85,458
*	Banif SGPS SA	5,875	8,288
	Brisa SA	7,265	47,881
	Cimpor Cimentos de Portugal SA	9,436	43,735
	Finibanco Holdings SGPS SA	3,553	9,106
	Galp Energia SGPS SA Series B	1,599	16,949
	Jeronimo Martins SGPS SA	1,753	8,901
	Mota-Engil SGPS SA	16,305	50,529
*	Novabase SGPS	1,834	8,205
	Portucel-Empresa Produtora de Pasta de Papel SA	41,416	78,029
	Portugal Telecom SA	5,144	41,536
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,151	108,288
	Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	7,925
	Sociedade de Investimento e Gestao SGPS SA	8,887	72,011
	Sonae Industria SGPS SA	19,156	39,328
	Sonae SGPS SA	87,000	53,384
*	Sonaecom SGPS SA	5,604	7,990
	Teixeira Duarte Engenharia e Construcoes SA	10,457	7,372

TOTAL — PORTUGAL			929,088

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	159,000	48,946
	Bukit Sembawang Estates, Ltd.	2,000	5,014
	Capitaland, Ltd.	39,000	60,394
*	Chartered Semiconductor Manufacturing, Ltd.	38,000	5,844
	City Developments, Ltd.	6,000	22,088
	Comfortdelgro Corp., Ltd.	14,000	13,344
*	Creative Technology Co., Ltd.	3,750	10,266
	DBS Group Holdings, Ltd.	28,500	164,084

42

	Ezra Holdings Pte, Ltd.	11,000	4,664
	Fraser & Neave, Ltd.	38,000	71,263
	Goodpack, Ltd.	15,000	7,692
#	Guocoland, Ltd.	40,000	28,187
	Hi-P International, Ltd.	76,000	16,201
	Ho Bee Investment, Ltd.	36,000	8,330
	Hotel Plaza, Ltd.	31,000	22,983
	Hotel Properties, Ltd.	30,000	20,838
	Hyflux, Ltd.	23,000	26,687
	Jardine Cycle & Carriage, Ltd.	2,000	14,081
	Jaya Holdings, Ltd.	20,000	3,523
	Keppel Corp., Ltd.	3,000	7,899
	Keppel Land, Ltd.	57,000	51,722
	Keppel Telecommunications and Transportation, Ltd.	58,000	27,554
	Kim Eng Holdings, Ltd.	45,000	29,384
#	KS Energy Services, Ltd.	68,000	33,302
	Metro Holdings, Ltd.	31,000	6,368
	Midas Holdings, Ltd.	116,000	39,447
	MobileOne, Ltd.	11,000	11,762
	Neptune Orient Lines, Ltd.	39,000	28,437
	Olam International, Ltd.	12,000	9,624
	Overseas Chinese Banking Corp., Ltd.	19,000	63,777
#	Parkway Holdings, Ltd.	34,000	25,648
	Raffles Education Corp., Ltd.	26,000	8,906
	SembCorp Industries, Ltd.	5,000	7,433
	SembCorp Marine, Ltd.	7,000	7,174
	Singapore Airlines, Ltd.	6,000	43,850
#	Singapore Exchange, Ltd.	4,000	13,405
	Singapore Land, Ltd.	22,000	47,842
	Singapore Petroleum Co., Ltd.	2,000	3,200
	Singapore Post, Ltd.	21,000	10,659
	Singapore Press Holdings, Ltd.	6,000	11,076
	Singapore Technologies Engineering, Ltd.	8,000	11,921
	Singapore Telecommunications, Ltd.	29,000	50,337
	United Engineers, Ltd.	4,000	2,969
	United Industrial Corp., Ltd.	103,000	83,623
	United Overseas Bank, Ltd.	2,000	15,520
	UOB-Kay Hian Holdings, Ltd.	49,000	29,927
	UOL Group, Ltd.	34,000	43,361
	Venture Corp., Ltd.	29,000	77,283
	Wheelock Properties, Ltd.	18,000	11,733
	Wilmar International, Ltd.	3,000	5,642
	Wing Tai Holdings, Ltd.	44,000	20,056
	Yanlord Land Group, Ltd.	58,000	35,453

TOTAL — SINGAPORE			1,430,723

SPAIN — (2.8%)
COMMON STOCKS — (2.8%)
	Abengoa SA	4,872	75,891
	Abertis Infraestructuras SA	4,512	72,956
	Acciona SA	1,441	162,315

43

	Acerinox SA	11,623	151,419
	Actividades de Construccion y Servicios SA	1,883	75,552
	Antena 3 de Television SA	1,755	8,235
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	39,472	366,695
	Banco de Sabadell SA	23,711	118,737
	Banco de Valencia SA	5,534	55,030
	Banco Espanol de Credito SA	4,661	42,480
	Banco Guipuzcoano SA	10,121	67,572
	Banco Pastor SA	15,544	92,162
	Banco Popular Espanol SA	38,791	265,813
	Banco Santander Central Hispano SA	71,865	581,538
#	Banco Santander SA Sponsored ADR	49,420	387,453
	Bankinter SA	12,166	105,073
*	Baron de Ley SA	967	38,061
	Bolsas y Mercados Espanoles	4,896	106,095
	Campofrio Food Group SA	1,520	16,668
	Cementos Portland Valderrivas SA	490	14,276
	Cia Espanola de Petroleous SA	413	35,950
	Cintra Concesiones de Infraestructuras de Transporte SA	2,845	14,081
	Construcciones y Auxiliar de Ferrocarriles SA	43	11,714
	Duro Felguera SA	2,202	12,793
	Ebro Puleva SA	7,788	96,131
	Elecnor SA	4,468	38,412
	Enagas SA	4,664	80,857
*	Ercros SA	48,103	11,012
	Faes Farma SA	17,341	74,976
	Fomento de Construcciones y Contratas SA	4,337	113,040
	Gamesa Corporacion Tecnologica SA	1,683	28,186
	Gas Natural SDG SA	1,132	27,184
	Gestevision Telecinco SA	5,800	49,758
	Grifols SA	2,915	51,081
	Grupo Catalana Occidente SA	5,497	83,846
	Grupo Empresarial Ence SA	13,064	38,104
	Grupo Ferrovial SA	6,785	179,936
	Iberpapel Gestion SA	130	1,611
	Indra Sistemas SA	1,519	30,523
	Industria de Diseno Textil SA	1,240	47,192
*	La Seda de Barcelona SA	27,495	12,257
*	Laboratorios Almirall SA	3,470	28,887
	Mecalux SA	2,319	32,074
	Miquel y Costas & Miquel SA	1,261	19,654
*	Natraceutical SA	16,106	9,840
	NH Hoteles SA	1,230	5,081
	Obrascon Huarte Lain SA	2,613	30,379
	Papeles y Cartones de Europa SA	5,054	22,317
	Pescanova SA	347	12,840
	Promotora de Informaciones SA	1,618	4,148
	Prosegur Cia de Seguridad SA	1,405	43,033
*	Realia Business SA	39,131	83,286
	Red Electrica Corporacion SA	1,329	54,589
	Repsol YPF SA Sponsored ADR	8,150	144,826
	Sacyr Vallehermoso SA	8,360	71,297

44

	Service Point Solutions SA	6,614	5,633
	Sol Melia SA	1,823	9,186
	SOS Cuetara SA	1,719	20,893
	Tecnicas Reunidas SA	310	8,015
*	Tecnocom Telecomunicaciones y Energia SA	2,586	12,128
	Telefonica SA Sponsored ADR	600	32,166
	Tubacex SA	7,713	19,903
	Tubos Reunidos SA	15,910	39,640
	Vidrala SA	1,971	39,069
	Viscofan SA	2,812	52,751
	Zardoya Otis SA	699	12,483
*	Zeltia SA	1,898	8,933
TOTAL COMMON STOCKS			4,665,716

RIGHTS/WARRANTS — (0.0%)
*	Mecalux SA Rights 02/05/09	2,319	3,058

TOTAL — SPAIN			4,668,774

SWEDEN — (1.2%)
COMMON STOCKS — (1.2%)
	Aarhuskarlshamn AB	800	11,378
	AF AB Series B	2,792	34,669
	Alfa Laval AB	2,160	15,058
	Assa Abloy AB Series B	3,100	31,003
	Atlas Copco AB Series A	1,200	8,046
	Atlas Copco AB Series B	1,200	7,123
	Axfood AB	1,350	25,583
	Axis Communications AB	1,200	7,162
	B&B Tools AB	1,800	10,656
*	BE Group AB	2,200	4,600
	Beijer Alma AB	1,500	10,847
	Billerud AB	4,300	8,656
*	Biovitrum AB	7,483	45,137
	Cardo AB	700	10,400
#	Clas Ohlson AB Series B	2,529	20,573
#	D. Carnegie & Co. AB	5,500	11,702
#	Electrolux AB Series B	8,200	59,037
#	Elekta AB Series B	6,166	69,819
#	Eniro AB	10,368	13,317
	Getinge AB	777	10,324
	Hakon Invest AB	1,800	18,563
	Haldex AB	1,200	4,268
#	Hexagon AB	4,597	15,343
	Hoganas AB Series B	771	6,645
#	Holmen AB Series B	4,791	97,938
#	Husqvarna AB Series B	1,800	7,500
	Industrial & Financial Systems AB Series B	1,900	9,342
	Intrum Justitia AB	6,733	54,867
	JM AB	1,057	5,395
*	Lindab International AB	4,200	23,586

45

*	Loomis AB	234	1,734
# *	Lundin Petroleum AB	9,767	48,067
	Meda AB Series A	15,352	101,769
	Modern Times Group AB Series B	2,670	45,450
	Munters AB	2,100	9,462
	NCC AB Series B	3,161	19,160
	NIBE Industrier AB	2,200	13,165
	Nordea Bank AB	29,752	157,312
# *	Oriflame Cosmetics SA	875	20,670
*	Pa Resources AB	2,000	3,657
	Peab AB Series B	2,900	9,025
*	Ratos AB	4,001	51,591
*	Rezidor Hotel Group AB	18,581	32,509
	Sandvik AB	2,566	13,093
# *	SAS AB	2,000	10,508
	Scania AB Series B	1,200	9,636
	Securitas AB Series B	1,170	9,378
	Skandinaviska Enskilda Banken AB Series A	5,600	23,823
	Skanska AB Series B	3,800	32,360
	SKF AB Series B	2,200	18,379
	SSAB Svenskt Stal AB Series A	2,700	18,957
	SSAB Svenskt Stal AB Series B	2,900	19,052
	Svenska Cellulosa AB Series B	26,318	205,339
	Svenska Handelsbanken AB Series A	7,782	84,836
#	Swedbank AB Series A	4,900	17,175
	Swedish Match AB	3,673	49,552
	Tele2 AB Series B	7,100	57,224
	Telefonaktiebolaget LM Ericsson Series B	4,024	31,664
	Telefonaktiebolaget LM Erricson Sponsored ADR	6,000	47,940
	TeliaSonera AB	8,500	37,274
	Volvo AB Series A	9,295	37,850
#	Volvo AB Series B	21,658	86,343

TOTAL — SWEDEN			1,982,491

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
	ABB, Ltd.	6,988	90,744
	ABB, Ltd. Sponsored ADR	8,820	115,101
	Acino Holding AG	137	24,977
	Adecco SA	9,188	308,451
*	Advanced Digital Broadcast Holdings SA	398	8,564
	AFG Arbonia-Forster Holding AG	197	20,029
	Allreal Holding AG	578	56,410
	Also Holding AG	321	7,958
*	Aryzta AG	7,031	175,503
*	Ascom Holding AG	831	5,642
	Bachem Holdings AG	350	22,821
	Baloise-Holding AG	4,059	251,817
	Bank Coop AG	1,172	75,232
	Bank Sarasin & Cie Series B	2,665	64,046
	Banque Cantonale de Geneve	110	20,304

46

	Banque Cantonale Vaudoise	394	110,501
	Banque Privee Edmond de Rothschild SA	1	22,370
	Barry Callebaut AG	73	32,664
*	Basilea Pharmaceutica AG	236	29,394
	Basler Kantonalbank	143	14,160
*	Bell Holding AG	14	17,469
	Bellevue Group AG	310	9,874
	Berner Kantonalbank	191	36,930
	BKW FMB Energie AG	137	11,749
	Bobst Group AG	1,523	40,871
	Bossard Holding AG	354	13,902
	Bucher Industries AG	445	43,845
	Burckhardt Compression Holding AG	69	7,442
*	Centralschweizerische Kraftwerke AG	31	10,667
	Charles Voegele Holding AG	715	19,364
	Ciba Holding AG	1,421	59,927
	Clariant AG	13,444	66,720
*	Compagnie Financiere Richemont SA Series A	20,585	301,703
	Conzzeta AG	35	46,841
	Credit Suisse Group AG	28,655	731,319
	Credit Suisse Group AG Sponsored ADR	9,496	242,053
	Daetwyler Holding AG	245	9,278
	Dufry Group	1,270	20,500
	EFG International AG	5,284	64,086
*	Elektrizitaets-Gesellschaft Laufenberg AG	34	32,739
	Emmi AG	135	12,902
	EMS-Chemie Holding AG	653	46,687
	Energiedienst Holding AG	542	21,016
	Flughafen Zuerich AG	375	83,972
	Forbo Holding AG	72	11,657
	Galenica Holding AG	185	57,895
#	Geberit AG	390	37,746
	George Fisher AG	201	33,094
	Givaudan SA	250	169,334
	Gurit Holding AG	17	5,488
	Helvetia Holding AG	484	101,993
	Holcim, Ltd.	14,343	578,284
	Industrieholding Cham AG	50	8,396
	Interroll-Holding SA	121	30,464
	Jelmoli Holding AG	18	35,028
	Julius Baer Holdings, Ltd. AG	1,843	54,655
#	Kaba Holding AG	56	11,570
*	Kardex AG	269	6,693
	Komax Holding AG	434	20,534
#	Kudelski SA	5,884	54,697
	Kuehne & Nagel International AG	397	21,835
	Kuoni Reisen Holding AG	266	75,764
	Lindt & Spruengli AG	1	19,242
*	Logitech International SA	11,683	113,234
	Lonza Group AG	1,503	137,151
	Luzerner Kantonalbank AG	260	55,557
*	Metall Zug AG	20	34,905

47

# *	Meyer Burger Technology AG	37	2,808
	Mobimo Holding AG	90	10,445
	Nestle SA	8,578	296,450
	Nobel Biocare Holding AG	3,987	61,139
	Novartis AG ADR	11,400	470,364
# *	Oerlikon Corp.	833	28,498
	Orell Fuessli Holding AG	83	9,904
	Panalpina Welttransport Holding AG	1,270	62,952
	Partners Group Holdings AG	929	61,701
*	Petroplus Holdings AG	1,668	32,764
	Phoenix Mecano AG	23	6,722
*	Precious Woods Holding AG	466	14,214
	PubliGroupe SA	296	19,612
*	Quadrant AG	142	5,563
	Rieters Holdings AG	401	45,035
	Roche Holding AG Bearer	88	13,028
	Roche Holding AG Genusschein	1,753	246,094
	Romande Energie Holding SA	27	45,903
	Schindler Holding AG	551	24,006
*	Schmolz + Bickenbach AG	1,217	20,116
	Schulthess Group AG	625	20,350
	Schweiter Technology AG	47	14,917
	Schweizerische National Versicherungs Gesellschaft	83	42,808
	SGS SA	32	33,849
	Siegfried Holding AG	72	5,587
	Sika AG	177	139,270
	Sonova Holding AG	728	35,075
	St. Galler Kantonalbank	212	69,524
#	Straumann Holding AG	149	22,811
	Sulzer AG	2,425	120,550
	Swatch Group AG	2,219	247,117
	Swiss Life Holding AG	3,486	189,077
	Swiss Re	23,898	634,037
	Swisscom AG	228	71,660
*	Swisslog Holding AG	17,157	6,050
	Syngenta AG ADR	6,500	251,030
	Tecan Group AG	275	9,089
# *	Temenos Group AG	568	4,971
	The Swatch Group AG	1,458	32,359
*	UBS AG ADR	34,236	426,238
	Valiant Holding AG	505	87,770
	Valora Holding AG	145	20,938
	Vaudoise Assurances Holdings SA	25	3,231
*	Verwaltungs und Privat-Bank AG	247	24,839
	Von Roll Holding AG	4,258	22,573
	Vontobel Holdings AG	2,466	41,908
	Walliser Kantonalbank	24	9,738
	Ypsomed Holdings AG	572	40,517
	Zuger Kantonalbank	17	58,580
	Zurich Financial SVCS AG	5,033	907,509
TOTAL COMMON STOCKS			10,155,050

RIGHTS/WARRANTS — (0.0%)
*	Von Roll Holding AG Rights 02/20/09	4,258	—

TOTAL — SWITZERLAND			10,155,050

48

UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
	Aberdeen Asset Management P.L.C.	87,090	161,810
	Admiral Group P.L.C.	3,611	46,821
	Aegis Group P.L.C.	55,503	61,144
	Aga Rangemaster Group P.L.C.	4,074	3,709
	Aggreko P.L.C.	4,530	25,498
	Amec P.L.C.	11,988	97,471
	Amlin P.L.C.	21,076	116,767
	Anglo American P.L.C.	9,344	168,084
	Anglo Pacific Group P.L.C.	9,934	13,224
	Anite P.L.C.	25,894	10,506
*	Antisoma P.L.C.	23,308	9,375
	Antofagasta P.L.C.	1,468	8,827
*	Aricom P.L.C.	166,222	47,734
*	Ark Therapeutics Group P.L.C.	14,764	7,611
	ARM Holdings P.L.C.	60,227	79,643
	Arriva P.L.C.	26,778	176,909
	Ashmore Group P.L.C.	23,282	42,664
	Ashtead Group P.L.C.	11,260	6,490
	Associated British Foods P.L.C.	18,923	181,092
	AstraZeneca P.L.C. Sponsored ADR	1,100	42,383
	Atkins WS P.L.C.	3,752	30,197
*	Autonomy Corp. P.L.C.	3,366	52,930
	Aveva Group P.L.C.	5,527	47,742
	Aviva P.L.C.	128,562	580,796
*	Axis-Shield P.L.C.	2,917	13,424
	Babcock International Group P.L.C.	12,669	92,368
	BAE Systems P.L.C.	34,548	200,520
	Balfour Beatty P.L.C.	23,276	124,251
	Barclays P.L.C.	419,876	618,302
	Barr (A.G.) P.L.C.	181	2,972
	BBA Aviation P.L.C.	27,695	29,487
	Beazley Group P.L.C.	46,936	86,408
	Bellway P.L.C.	16,102	133,533
	BG Group P.L.C.	6,198	84,978
	BHP Billiton P.L.C.	2,848	47,605
	BHP Billiton P.L.C. ADR	300	10,149
	Bloomsbury Publishing P.L.C.	1,196	2,471
	Bodycote P.L.C.	11,427	20,044
	Bovis Homes Group P.L.C.	12,874	71,587
	BP P.L.C. Sponsored ADR	22,084	937,907
	Braemar Shipping Services P.L.C.	617	2,345
	Brewin Dolphin Holdings P.L.C.	6,746	10,982
	Brit Insurance Holdings P.L.C.	35,669	104,141
	British Airways P.L.C.	27,748	47,875

49

	British American Tobacco P.L.C.	3,941	108,061
	Britvic P.L.C.	1,854	6,151
	BSS Group P.L.C.	9,669	36,676
	BT Group P.L.C.	16,974	25,708
	BT Group P.L.C. Sponsored ADR	1,762	26,853
*	BTG P.L.C.	18,154	38,866
	Bunzl P.L.C.	3,096	25,321
	Burberry Group P.L.C.	34,632	126,238
	Cable and Wireless P.L.C.	69,137	156,604
	Cadbury P.L.C.	5,785	46,436
	Cadbury P.L.C. Sponsored ADR	1,200	38,760
*	Cairn Energy P.L.C.	2,450	64,219
	Capita Group P.L.C.	3,491	35,101
	Capital & Regional P.L.C.	4,980	2,167
	Care UK P.L.C.	2,714	12,584
	Carillion P.L.C.	57,331	193,375
	Carnival P.L.C.	9,773	178,034
	Carpetright P.L.C.	1,405	7,874
	Carphone Warehouse Group P.L.C.	13,022	18,983
	Catlin Group, Ltd.	37,640	189,139
*	Charter International P.L.C.	10,117	56,337
	Chemring Group P.L.C.	1,113	36,966
	Chesnara P.L.C.	20,801	38,045
	Chloride Group P.L.C.	13,400	26,091
	Clarkson P.L.C.	893	5,799
	Close Brothers Group P.L.C.	14,454	103,785
	Cobham P.L.C.	13,240	40,844
*	Colt Telecom Group SA	45,938	52,171
	Compass Group P.L.C.	18,474	91,421
	Computacenter P.L.C.	32,517	53,945
	Connaught P.L.C.	1,971	10,229
	Consort Medical P.L.C.	6,807	46,516
#	Cookson Group P.L.C.	16,078	21,834
	Cranswick P.L.C.	5,374	47,502
	Croda International P.L.C.	4,872	35,094
*	CSR P.L.C.	20,882	54,906
	Daily Mail & General Trust P.L.C. Series A	21,649	82,175
	Dairy Crest Group P.L.C.	5,621	16,246
*	Dana Petroleum P.L.C.	7,559	98,642
	Davis Service Group P.L.C.	7,166	25,620
	De la Rue P.L.C.	10,800	145,855
	Debenhams P.L.C.	59,701	27,033
	Dechra Pharmaceuticals P.L.C.	1,979	12,083
	Delta P.L.C.	14,893	21,643
	Development Securities P.L.C.	2,087	8,275
	Devro P.L.C.	9,176	10,988
	Diageo P.L.C. Sponsored ADR	1,200	65,208
	Dignity P.L.C.	1,212	10,727
	Dimension Data Holdings P.L.C.	180,921	93,621
	Diploma P.L.C.	1,835	3,054
	Domino Printing Sciences P.L.C.	5,985	16,926
	Drax Group P.L.C.	2,233	17,946

50

	DS Smith P.L.C.	15,686	18,345
	DSG International P.L.C.	35,270	11,215
	E2V Technologies P.L.C.	2,786	3,612
*	easyJet P.L.C.	22,042	94,962
	Electrocomponents P.L.C.	36,851	69,751
	Elementis P.L.C.	22,734	15,103
*	Emerald Energy P.L.C.	1,317	7,610
	Evolution Group P.L.C.	45,511	59,256
	Experian P.L.C.	9,427	58,670
	F&C Asset Management P.L.C.	9,548	10,047
	Fenner P.L.C.	16,487	14,519
	Fidessa Group P.L.C.	862	7,619
	Filtrona P.L.C.	26,942	49,003
	Firstgroup P.L.C.	4,134	16,247
	Forth Ports P.L.C.	4,861	51,525
*	Fortune Oil P.L.C.	30,923	2,450
	Friends Provident P.L.C.	196,766	234,753
	G4S P.L.C.	18,663	51,531
	Galliford Try P.L.C.	13,056	6,588
	Game Group P.L.C.	51,287	106,002
*	Gem Diamonds, Ltd.	2,003	6,404
	Genus P.L.C.	4,977	47,889
	GKN P.L.C.	45,192	55,110
	Go-Ahead Group P.L.C.	447	6,329
	Greggs P.L.C.	196	10,028
	Halfords Group P.L.C.	19,770	71,339
	Halma P.L.C.	12,698	33,480
	Hampson Industries P.L.C.	5,130	6,149
*	Hardy Oil & Gas P.L.C.	1,853	4,089
	Hardy Underwriting Group P.L.C.	2,500	10,441
*	Hargreaves Lansdown P.L.C.	2,851	6,850
	Hays P.L.C.	32,961	35,817
	Headlam Group P.L.C.	17,739	56,330
	Helical Bar P.L.C.	2,320	10,469
	Helphire P.L.C.	10,547	6,121
*	Henderson Group P.L.C.	82,873	90,074
*	Heritage Oil, Ltd.	9,169	26,972
	Hikma Pharmaceuticals P.L.C.	15,446	79,528
	Hill & Smith Holdings P.L.C.	1,791	4,734
	Hiscox, Ltd.	34,586	156,941
	HMV Group P.L.C.	14,267	28,370
	Hochschild Mining P.L.C.	15,417	33,089
	Home Retail Group P.L.C.	15,090	44,749
	Homeserve P.L.C.	1,750	24,805
#	HSBC Holdings P.L.C. Sponsored ADR	33,436	1,298,654
	Hunting P.L.C.	10,946	62,025
	ICAP P.L.C.	15,628	53,081
	IG Group Holdings P.L.C.	17,324	72,570
	IMI P.L.C.	9,404	36,370
	Imperial Tobacco Group P.L.C.	9,893	270,518
	Inchcape P.L.C.	71,461	38,835
	Informa P.L.C.	14,655	50,799

51

	Inmarsat P.L.C.	2,550	15,092
	Intercontinental Hotels Group P.L.C.	4,777	35,935
	Intercontinental Hotels Group P.L.C. ADR	1,100	8,206
	Intermediate Capital Group P.L.C.	5,805	32,204
	International Personal Finance P.L.C.	20,312	37,446
	International Power P.L.C.	138,057	541,471
	Interserve P.L.C.	14,491	41,659
	Intertek Group P.L.C.	1,936	23,822
*	Invensys P.L.C.	22,803	50,815
	Investec P.L.C.	40,515	145,973
*	IP Group P.L.C.	11,634	9,043
	ITE Group P.L.C.	6,955	6,410
	ITV P.L.C.	293,183	116,193
	James Fisher & Sons P.L.C.	1,470	7,649
	Jardine Lloyd Thompson Group P.L.C.	4,560	29,712
	JJB Sports P.L.C.	5,566	643
	JKX Oil and Gas P.L.C.	11,009	32,057
	John Menzies P.L.C.	6,307	7,308
	John Wood Group P.L.C.	43,709	122,451
	Johnson Matthey P.L.C.	7,738	108,533
	Johnston Press P.L.C.	268,553	33,657
	Kazakhmys P.L.C.	8,930	28,483
	Keller Group P.L.C.	9,083	80,608
	Kesa Electricals P.L.C.	56,339	82,094
	Kier Group P.L.C.	3,536	50,942
	Kingfisher P.L.C.	213,994	428,281
	Ladbrokes P.L.C.	27,694	72,268
	Laura Ashley Holdings P.L.C.	22,105	3,273
	Legal and General Group P.L.C.	575,477	511,984
	Lloyds Banking Group P.L.C.	62,874	81,906
	Logica P.L.C.	29,107	27,560
	London Stock Exchange Group P.L.C.	14,048	97,046
	Lonmin P.L.C.	13,006	161,505
	Luminar Group Holdings P.L.C.	249	375
	Man Group P.L.C.	49,701	147,560
	Management Consulting Group P.L.C.	25,121	9,346
	Marks & Spencer Group P.L.C.	27,544	91,595
	Marshalls P.L.C.	18,574	18,726
	Mcbride P.L.C.	8,048	14,591
	Meggitt P.L.C.	73,799	147,204
	Melrose P.L.C.	68,439	65,622
	Melrose Resources P.L.C.	4,207	11,672
	Michael Page International P.L.C.	7,737	24,343
	Micro Focus International P.L.C.	1,298	5,668
	Millennium and Copthorne Hotels P.L.C.	17,936	60,756
	Misys P.L.C.	12,009	20,111
	Mitie Group P.L.C.	15,705	45,912
	Mondi P.L.C.	58,540	154,333
	Morgan Crucible Co. P.L.C.	18,725	25,904
	Morgan Sindall P.L.C.	4,844	38,371
	Mothercare P.L.C.	1,618	9,191
	Mouchel Group P.L.C.	4,920	27,250

52

	N Brown Group P.L.C.	16,655	46,874
	National Express Group P.L.C.	11,195	52,661
	Next P.L.C.	2,174	36,917
	Northern Foods P.L.C.	60,631	46,776
	Northgate P.L.C.	2,110	2,382
	Northumbrian Water Group P.L.C.	7,313	24,811
	Novae Group P.L.C.	11,227	51,961
	Old Mutual P.L.C.	71,078	53,548
	Oxford Instruments P.L.C.	3,659	8,355
*	Pace P.L.C.	9,382	7,192
*	PartyGaming P.L.C.	19,992	48,408
	PayPoint P.L.C.	1,351	8,685
	Pearson P.L.C.	12,174	116,230
	Pearson P.L.C. Sponsored ADR	7,231	68,767
	Pennon Group P.L.C.	6,935	45,172
	Persimmon P.L.C.	32,961	137,049
	Petrofac, Ltd.	10,854	65,333
	Phoenix IT Group, Ltd.	2,066	5,609
	Pinewood Shepperton P.L.C.	23,611	40,055
	Premier Farnell P.L.C.	2,882	5,613
	Premier Foods P.L.C.	84,173	38,307
*	Premier Oil P.L.C.	2,472	25,218
	Provident Financial P.L.C.	3,394	38,093
	Prudential P.L.C.	30,305	145,670
	Prudential P.L.C. ADR	800	7,744
	PV Crystalox Solar P.L.C.	19,647	25,955
	PZ Cussons P.L.C.	16,088	42,780
	Qinetiq P.L.C.	50,155	108,661
	Quintain Estates & Development P.L.C.	3,350	1,199
	R.E.A. Holdings P.L.C.	1,822	7,791
*	Rank Group P.L.C.	14,069	12,013
	Rathbone Brothers P.L.C.	2,744	28,945
	Reckitt Benckiser Group P.L.C.	4,223	162,638
	Redrow P.L.C.	18,167	40,797
	Reed Elsevier P.L.C.	3,037	22,806
	Reed Elsevier P.L.C. ADR	300	9,039
*	Regus P.L.C.	77,809	53,561
	Renishaw P.L.C.	5,590	26,564
	Rensburg Sheppards P.L.C.	765	4,416
	Rentokil Initial P.L.C.	38,243	23,445
	Restaurant Group P.L.C.	6,773	10,623
	Rexam P.L.C.	31,132	139,806
	RM P.L.C.	3,077	7,581
	Robert Walters P.L.C.	16,237	26,589
	Robert Wiseman Dairies P.L.C.	2,421	11,486
*	Rolls-Royce Group P.L.C.	43,160	206,030
	Rotork P.L.C.	2,973	29,599
	Royal Dutch Shell P.L.C. ADR	39,048	1,867,666
	RPC Group P.L.C.	1,000	2,018
	RPS Group P.L.C.	19,314	37,969
	RSA Insurance Group P.L.C.	151,148	286,813
	SABmiller P.L.C.	11,345	185,318

53

	Sage Group P.L.C.	30,043	78,360
	Sainsbury (J.) P.L.C.	55,095	264,440
	Savills P.L.C.	16,656	58,220
	Schroders P.L.C.	5,541	60,958
	Schroders P.L.C. Non-Voting	3,033	28,064
	Scottish & Southern Energy P.L.C.	7,777	133,723
*	SDL P.L.C.	3,802	14,848
	Senior P.L.C.	25,409	10,846
	Serco Group P.L.C.	8,348	52,865
	Severfield-Rowen P.L.C.	10,335	22,347
	Severn Trent P.L.C.	4,142	65,303
	Shanks Group P.L.C.	7,456	10,527
	Shire P.L.C. ADR	1,800	78,606
	SIG P.L.C.	10,073	17,382
	Smith & Nephew P.L.C.	3,115	22,580
	Smith & Nephew P.L.C. Sponsored ADR	1,400	50,904
	Smiths Group P.L.C.	3,718	45,934
*	Soco International P.L.C.	3,579	51,374
	Southern Cross Healthcare, Ltd.	27,167	30,929
	Spectris P.L.C.	14,420	100,351
	Speedy Hire P.L.C.	1,551	1,835
	Spirax-Sarco Engineering P.L.C.	3,460	41,534
	Spirent Communications P.L.C.	45,576	25,207
	SSL International P.L.C.	11,866	86,278
	St Ives Group P.L.C.	2,117	2,091
	ST Modwen Properties P.L.C.	444	728
	St. Jame’s Place P.L.C.	18,272	50,035
	Stagecoach Group P.L.C.	27,557	48,244
	Standard Chartered P.L.C.	71,514	903,625
	Standard Life P.L.C.	103,944	330,768
	Sthree P.L.C.	3,972	8,960
	Tate & Lyle P.L.C.	16,510	79,178
	Ted Baker P.L.C.	479	2,405
	Tesco P.L.C.	32,190	166,359
*	The Berkeley Group Holdings P.L.C.	5,979	68,193
	The Vitec Group P.L.C.	613	1,655
	The Weir Group P.L.C.	33,007	158,161
	Thomas Cook Group P.L.C.	41,950	115,616
	Thomson Reuters P.L.C.	4,900	98,516
	Thomson Reuters P.L.C. ADR	464	56,385
	Tomkins P.L.C.	85,562	145,772
	Tomkins P.L.C. Sponsored ADR	9,900	66,726
	Travis Perkins P.L.C.	7,140	32,840
	Trinity Mirror P.L.C.	68,201	46,576
	TUI Travel P.L.C.	8,237	26,639
	Tullett Prebon P.L.C.	28,272	62,204
	Tullow Oil P.L.C.	3,883	38,727
*	UK Coal P.L.C.	1,856	3,352
	Ultra Electronics Holdings P.L.C.	1,898	31,796
	Umeco P.L.C.	322	1,045
	United Business Media P.L.C.	12,884	89,813
	United Utilities Group P.L.C.	6,798	53,089

54

	Vedanta Resources P.L.C.	6,012	47,508
	Venture Production P.L.C.	4,960	41,802
	Victrex P.L.C.	7,594	47,110
	Vodafone Group P.L.C. Sponsored ADR	73,540	1,367,109
	VT Group P.L.C.	12,182	104,550
	Wellstream Holdings P.L.C.	777	5,345
	WH Smith P.LC.	11,260	54,684
	Whitbread P.L.C.	16,135	190,574
	William Hill P.L.C.	26,936	91,743
	William Morrison Supermarkets P.L.C.	38,462	150,237
	Wincanton P.L.C.	8,167	18,012
	Wolseley P.L.C.	11,306	28,026
	WSP Group P.L.C.	1,802	4,162
*	Xchanging P.L.C.	9,715	30,468
	Xstrata P.L.C.	15,258	124,658
	Yell Group P.L.C.	101,471	64,668

	TOTAL — UNITED KINGDOM		25,877,086

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (1.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $2,925,000 FNMA 5.058%(r), 01/01/36, valued at $2,460,120) to be repurchased at $2,423,038	$2,423	2,423,000

		Shares
	SECURITIES LENDING COLLATERAL — (10.6%)
§ @	DFA Short Term Investment Fund LP	15,655,242	15,655,242

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $1,805,335) to be repurchased at $1,769,979	$1,770	1,769,936

	TOTAL SECURITIES LENDING COLLATERAL		17,425,178

	TOTAL INVESTMENTS - (100.0%)
	(Cost $193,484,013)##		$164,446,018

55

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

EMERGING MARKETS PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$1,310,738,591
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,093,990,871)##	$1,310,738,591

EMERGING MARKETS VALUE PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in Dimensional Emerging Markets Value Fund Inc.	146,600,338	$3,622,494,352
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $5,113,153,856)##		$3,622,494,352

EMERGING MARKETS SMALL CAP PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$556,819,426
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $779,818,620)##	$556,819,426

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

BRAZIL — (11.2%)
COMMON STOCKS — (5.5%)
	Acos Villares SA Avil	664,000	$131,655
	AES Tiete SA (2440693)	101,000	582,056
	AES Tiete SA (2441038)	89,900	622,712
*	All America Latina Logistica SA	512,400	1,943,586
	American Banknote SA	49,100	206,770
*	Anhanguera Educacional Participacoes SA	26,800	140,931
*	B2W Cia Global Do Varejo	48,000	514,138
	Banco Bradesco SA	333,900	2,619,388
	Banco do Brasil SA	134,000	820,172
	Banco Pine SA	14,600	30,773
*	Banco Sofisa SA	65,300	113,993
	Bematech SA	41,200	104,776
*	Bombril SA	8,400	13,397
*	BR Malls Participacoes SA	149,200	694,552
*	Brascan Residential Properties SA	68,400	58,671
*	Centrais Eletricas Brasileiras SA (2308445)	84,100	884,500
*	Centrais Eletricas Brasileiras SA (2311120)	93,000	1,048,655
*	Cia de Gas de Sao Paulo	20,600	276,857
	Cia de Saneamento de Minas Gerais-Copasa	65,000	536,530
	Cia de Saneamento do Parana	58,300	40,458
*	Cia Energetica de Minas Gerais	22,800	230,948
	Cia Energetica de Sao Paulo	131,500	708,513
*	Cia Hering	9,000	27,155
	Companhia de Concessoes Radoviarias	158,000	1,556,164
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	47,500	1,029,800
	Companhia Siderurgica Nacional SA	42,000	636,879
#	Companhia Siderurgica Nacional SA Sponsored ADR	445,284	6,723,788
#	Companhia Vale do Rio Doce ADR	641,890	9,057,068
*	Cosan SA Industria e Comercio	62,400	282,414
	CPFL Energia SA	12,500	161,907
	Cremer SA	6,700	23,508
*	Cyrela Brazil Realty SA	292,300	1,171,720
*	Diagnosticos Da America SA	53,500	518,858
	Empresa Brasileira de Aeronautica SA	98,400	368,576
	Empresa Brasileira de Aeronautica SA ADR	101,425	1,528,475
	Eternit SA	159,600	375,610
*	Even Construtora e Incorporadora SA	58,774	60,041
	Ferbasa-Ferro Ligas Da Bahia	58,000	161,000
	Fertilizantes Fosfatados SA	102,000	580,345
*	Gafisa SA	84,200	424,629

1

	Gerdau SA	117,300	601,668
*	Global Village Telecom Holding SA	101,300	1,084,172
	Grendene SA	34,200	172,327
*	IdeiasNet SA	96,643	82,480
	Iguatemi Empresa de Shopping Centers SA	36,200	187,241
	Industrias Romi SA	57,300	168,195
*	JBS SA	498,200	1,030,759
*	JHSF Participacoes SA	30,200	22,520
	Light SA	104,000	1,060,621
	Localiza Rent a Car SA	104,800	370,414
*	Lojas Americanas SA	124,700	290,250
	Lojas Renner SA	102,700	626,381
*	Lupatech SA	30,500	324,720
*	M Dias Branco SA	28,300	222,009
*	Medial Saude SA	39,600	121,019
*	Mmx Mineracao e Metalicos SA	44,800	82,455
	Natura Cosmeticos SA	79,300	680,203
*	Obrascon Huarte Lain Brasil SA	24,200	154,379
	OdontoPrev SA	26,700	275,056
*	Paranapanema SA	33,500	40,142
	PDG Realty SA Empreendimentos e Participacoes	84,772	451,265
	Perdigao SA	84,864	1,170,538
	Perdigao SA ADR	22,700	615,851
	Petroleo Brasileiro SA ADR (71654V101)	637,166	13,801,016
	Petroleo Brasileiro SA ADR (71654V408)	462,510	12,117,762
*	Plascar Participacoes Industriais SA	82,800	44,969
	Porto Seguro SA	125,800	742,871
*	Rossi Residencial SA	72,100	139,538
*	Sao Carlos Empreendimentos e Participacoes SA	8,800	38,272
*	Sao Martinho SA	65,300	341,981
	Souza Cruz SA	56,000	1,129,655
*	Tam SA	104,100	775,365
	Tele Norte Leste Participacoes SA	34,300	527,658
	Telecomunicacoes de Sao Paulo SA	38,600	599,797
*	Tim Participacoes SA	83,900	244,106
	Totvs SA	22,950	392,722
	Tractebel Energia SA	152,200	1,176,926
*	Universo Online SA	56,900	185,415
	Usinas Siderurgicas de Minas Gerais SA	44,000	512,069
	Vivo Participacoes SA	11,300	155,862
#	Vivo Participacoes SA ADR	171,600	2,433,288
	Weg SA	191,200	960,121
TOTAL COMMON STOCKS			83,166,026

PREFERRED STOCKS — (5.7%)
	Aracruz Celulose SA Series B	90,000	77,198
#	Aracruz Celulose SA Sponsored ADR	93,000	780,270
	Banci Itau Holding Financeira SA	32,250	326,670
	Banco Bradesco SA	26,762	239,935
	Banco Bradesco SA Sponsored ADR	809,450	7,244,577
	Banco Itau Holding Financeira SA ADR	557,000	5,592,280

2

#	Brasil Telecom Participacoes SA ADR	26,766	865,880
	Brasil Telecom SA ADR	30,471	464,073
	Braskem SA Preferred A	58,000	142,750
	Braskem SA Preferred A Sponsored ADR	95,885	473,672
	Centrais Electricas de Santa Catarina SA	45,450	665,882
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	45,314	1,162,304
	Companhia de Bebidas das Americas	22,214	909,625
#	Companhia de Bebidas das Americas Preferred ADR	34,600	1,411,334
*	Companhia de Tecidos Norte de Minas	79,300	133,306
	Companhia de Transmissao de Energia Eletrica Paulista	30,100	551,271
	Companhia Energetica de Minas Gerais	3,336	45,223
	Companhia Energetica de Minas Gerais SA Sponsored ADR	213,386	2,899,916
	Companhia Energetica do Ceara Coelce Series A	13,700	125,780
	Companhia Paranaense de Energia-Copel Series B	34,380	322,905
#	Companhia Paranaense de Energia-Copel Sponsored ADR	69,500	642,180
	Companhia Vale do Rio Doce Series A	237,528	2,867,741
	Companhia Vale do Rio Doce Sponsored ADR	608,807	7,390,917
	Confab Industrial SA	322,230	525,013
*	Contax Participacoes SA	14,000	256,405
	Contax Participacoes SA ADR	46,700	39,228
	Duratex SA	137,800	928,368
	Eletropaulo Metropolita SA Preferred A	17,720	198,586
	Empressa Metropolitanade Aguas e Energia SA	6,100	17,380
	Forjas Taurus SA	144,210	233,720
	Gerdau SA	45,600	295,417
	Gerdau SA Sponsored ADR	678,100	4,326,278
	Gol Linhas Aereas Inteligentes SA	78,200	345,496
*	Inepar Industria e Construcoes SA	2,100	10,907
	Investimentos Itau SA	1,852,047	5,843,528
	Klabin SA	971,000	1,464,871
	Lojas Americanas SA	205,000	564,634
	Mahle-Metal Leve SA Industria e Comercio	8,666	57,860
	Marcopolo SA	221,600	286,552
	Metalurgica Gerdau SA	394,900	3,395,800
*	Net Servicos de Comunicacao SA	45,223	286,737
#	Net Servicos de Comunicacao SA Preferred ADR	153,294	976,483
*	Paranapanema SA	42,517	64,142
	Randon e Participacoes SA	145,900	371,039
	Sadia SA	330,000	472,241
	Sadia SA ADR	109,066	459,168
	Sao Paulo Alpargatas SA	21,000	493,319
	Saraiva Livreiros Editores	50,300	303,534
*	Suzano Papel e Celullose SA	205,905	1,038,400
	Tele Norte Leste Participacoes SA	27,000	334,009
	Tele Norte Leste Participacoes SA ADR	141,100	1,735,530
	Telecomunicacoes de Sao Paulo SA	31,600	603,397
#	Telecomunicacoes de Sao Paulo SA ADR	68,500	1,286,430
	Telemar Norte Leste SA	69,300	1,354,636
	Telemig Celular Participacoes SA	3,498	55,938
#	Telemig Celular Participacoes SA ADR	4,453	143,387
	Tim Participacoes SA	33,270	47,897

3

#	Tim Participacoes SA ADR	111,480	1,568,524
	Trafo Equipamentos Electricos SA	54,900	42,595
	Ultrapar Participacoes SA	120,659	2,774,637
	Ultrapar Participacoes SA Sponsored ADR	15,200	351,120
	Uniao de Industrias Petroquimicas SA Series B	867,609	258,039
	Unibanco-Uniao de Bancos Brasileiros SA ADR	163,766	9,216,750
	Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	2,672,293
	Usinas Siderurgicas de Minas Gerais SA Series A	330,300	4,108,818
	Vivo Participacoes SA	79,737	1,134,190
*	Votorantim Celulose e Papel SA	42,937	251,885
*	Votorantim Celulose e Papel SA Sponsored ADR	141,300	819,540
	Whirlpool SA	51,787	59,153
TOTAL PREFERRED STOCKS			87,409,563

RIGHTS/WARRANTS — (0.0%)
*	Brascan Residential Properties SA Rights 02/16/09	27,250	587

TOTAL — BRAZIL			170,576,176

CHILE — (2.0%)
COMMON STOCKS — (2.0%)
	Aguas Andinas SA Series A	1,484,059	469,030
	Banco de Chile	5,257,617	299,948
#	Banco de Chile Series F ADR	31,674	1,087,685
	Banco de Credito e Inversiones SA Series A	53,006	1,055,910
	Banco Santander Chile SA	988,793	33,975
	Banco Santander Chile SA ADR	22,681	802,454
	Banmedica SA	299,376	235,328
	CAP SA	94,979	1,231,864
	Cementos Bio-Bio SA	180,149	237,960
	Cintac SA	149,288	34,539
*	Colbun SA	8,671,094	1,524,538
	Compania Cervecerias Unidas SA	36,271	220,971
	Compania Cervecerias Unidas SA ADR	28,574	822,931
	Compania de Consumidores de Gas Santiago SA	24,536	63,627
	Compania General de Electricidad SA	151,826	733,046
	Compania SudAmericana de Vapores SA	844,765	575,043
	Corpbanca SA	144,924,645	622,213
	Corpbanca SA ADR	1,500	31,500
	Cristalerias de Chile SA	58,676	508,779
	Distribucion y Servicio D&S SA	705,881	288,301
	Embotelladora Andina SA Series B	79,022	195,314
	Embotelladora Andina SA Series B ADR	18,033	257,872
	Empresa Nacional de Electricidad SA	351,708	437,150
	Empresa Nacional de Electricidad SA Sponsored ADR	71,700	2,680,146
	Empresa Nacional de Telecomunicaciones SA	136,247	1,516,007
	Empresas CMPC SA	135,866	2,641,790
	Empresas Copec SA	370,259	2,992,617
	Empresas Iansa SA	2,735,872	50,993
	Enersis SA	1,676,555	486,174
	Enersis SA Sponsored ADR	216,812	3,111,252

4

	Farmacias Ahumada SA	46,764	61,998
	Industrias Forestales SA	54,906	8,632
	Lan Airlines SA	42,299	354,983
	Lan Airlines SA Sponsored ADR	41,100	341,541
*	Madeco SA	4,797,247	323,367
* #	Madeco SA Sponsored ADR	31,150	214,935
	Masisa SA	4,099,269	384,348
	S.A.C.I. Falabella SA	280,132	807,116
	Sociedad Quimica y Minera de Chile SA Series B	11,313	308,330
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	69,600	1,886,160
	Soquimic Comercial SA	134,454	52,300
	Vina de Concha y Toro SA	328,967	553,912
#	Vina de Concha y Toro SA Sponsored ADR	5,200	173,940
	Vina San Pedro Tarapaca SA	16,383,152	96,653

TOTAL — CHILE			30,817,172

CHINA — (10.9%)
COMMON STOCKS — (10.9%)
	Agile Property Holdings, Ltd.	1,216,000	466,373
	Air China, Ltd.	1,760,000	465,202
* #	Ajisen China Holdings, Ltd.	395,000	135,117
	Aluminum Corp. of China, Ltd.	30,000	13,482
#	Aluminum Corp. of China, Ltd. ADR	211,300	2,366,560
	AMVIG Holdings, Ltd.	522,000	287,790
#	Angang Steel Co., Ltd.	1,021,160	989,406
* #	Anhui Conch Cement Co., Ltd.	148,000	709,331
	Anhui Expressway Co., Ltd.	328,000	116,298
*	AviChina Industry and Technology Co., Ltd.	1,164,000	183,461
#	Bank of China, Ltd.	13,954,000	3,657,097
#	Bank of Communications Co., Ltd.	3,083,000	2,008,598
	Baoye Group Co., Ltd.	142,000	28,560
	Beijing Capital International Airport Co., Ltd.	1,642,000	724,143
	Beijing Capital Land, Ltd.	1,140,000	127,383
	Beijing Enterprises Holdings, Ltd.	487,000	1,911,894
#	Beijing North Star Co., Ltd.	470,000	71,334
	Belle International Holdings, Ltd.	1,000	399
#	Bosideng International Holdings, Ltd.	1,010,000	87,429
* #	Brilliance China Automotive Holdings, Ltd.	3,386,000	200,101
#	Byd Co., Ltd.	762,300	1,420,739
*	Catic Shenzhen Holdings, Ltd.	156,000	32,672
	Chaoda Modern Agriculture	2,237,066	1,412,559
*	China Aerospace International Holdings, Ltd.	1,308,600	74,618
*	China Agri-Industries Holdings, Ltd.	1,684,000	748,334
* #	China Citic Bank	2,731,000	1,013,224
#	China Construction Bank Corp.	16,423,000	8,009,896
#	China COSCO Holdings Co., Ltd.	1,053,500	629,791
* #	China Eastern Airlines Corp., Ltd.	978,000	136,918
#	China Everbright International, Ltd.	1,490,000	285,732
	China Everbright, Ltd.	837,400	913,731
#	China Foods, Ltd.	1,056,000	352,051
#	China Gas Holdings, Ltd.	1,770,000	249,212

5

	China Green (Holdings), Ltd.	543,000	353,665
*	China Haidian Holdings, Ltd.	770,000	41,175
	China Insurance International Holdings Co., Ltd.	464,000	589,811
#	China Life Insurance Co., Ltd. ADR	159,456	6,311,268
#	China Mengniu Dairy Co., Ltd.	587,000	775,608
#	China Merchants Holdings (International) Co., Ltd.	807,183	1,420,856
* #	China Mining Resources Group, Ltd.	4,880,000	126,116
#	China Mobile, Ltd. Sponsored ADR	318,041	14,302,304
* #	China Molybdenum Co., Ltd.	558,000	225,066
	China Nickel Resources Holding Co., Ltd.	478,000	43,274
	China Oilfield Services, Ltd.	718,000	563,775
#	China Overseas Land & Investment, Ltd.	1,144,000	1,496,113
	China Petroleum and Chemical Corp. (Sinopec)	48,000	25,876
#	China Petroleum and Chemical Corp. (Sinopec) ADR	88,600	4,789,716
	China Pharmaceutical Group, Ltd.	1,110,000	337,442
	China Rare Earth Holdings, Ltd.	1,636,000	148,094
	China Resources Enterprise, Ltd.	1,222,000	1,758,027
	China Resources Land, Ltd.	524,000	605,222
	China Resources Power Holdings Co., Ltd.	1,068,000	1,959,165
	China Shenhua Energy Co., Ltd.	786,000	1,675,799
	China Shineway Pharmaceutical Group, Ltd.	133,000	74,616
	China Shipping Container Lines Co., Ltd.	4,050,300	643,543
	China Shipping Development Co., Ltd.	648,000	628,164
* #	China Southern Airlines Co., Ltd.	1,126,000	180,765
*	China Southern Airlines Co., Ltd. ADR	33,900	268,149
	China State Construction International Holdings, Ltd.	1,308,000	202,521
#	China Telecom Corp., Ltd. ADR	178,921	6,464,416
	China Unicom Hong Kong, Ltd.	42,000	38,769
#	China Unicom Hong Kong, Ltd. ADR	497,782	4,574,617
#	China Yurun Food Group, Ltd.	559,000	653,892
	Chongqing Iron and Steel Co., Ltd.	308,000	79,874
*	CITIC 21CN Co., Ltd.	1,604,000	26,446
	CNOOC, Ltd.	233,000	200,529
#	CNOOC, Ltd. ADR	195,076	16,784,339
#	CNPC Hong Kong, Ltd.	3,260,000	919,813
	Comba Telecom Systems Holdings, Ltd.	616,000	147,136
	COSCO International Holdings, Ltd.	926,000	209,262
	COSCO Pacific, Ltd.	1,276,000	1,141,408
#	Datang International Power Generation Co., Ltd.	4,076,000	2,023,785
	Denway Motors, Ltd.	6,004,000	1,789,568
	Digital China Holdings, Ltd.	110,000	30,980
#	Dongfang Electric Co., Ltd.	89,000	197,542
	Dongfeng Motor Corp.	3,186,000	1,107,535
	Dynasty Fine Wines Group, Ltd.	548,000	79,696
*	Enerchina Holdings, Ltd.	237,900	3,051
	First Tractor Co., Ltd.	170,000	37,580
*	Fosun International	691,500	225,392
#	Geely Automobile Holdings, Ltd.	3,805,000	280,053
#	Golden Eagle Retail Group, Ltd.	569,000	302,929
	GOME Electrical Appliances Holdings, Ltd.	4,587,000	662,532
	Great Wall Motor Co., Ltd.	481,000	166,480
*	Great Wall Technology Co., Ltd.	296,000	27,774

6

	Guangdong Investment, Ltd.	2,498,000	950,903
	Guangshen Railway Co., Ltd. Sponsored ADR	30,927	492,049
	Guangzhou Investment Co., Ltd.	4,510,000	438,906
	Guangzhou Pharmaceutical Co., Ltd.	310,000	94,193
#	Guangzhou R&F Properties Co., Ltd.	950,000	773,454
#	Guangzhou Shipyard International Co., Ltd.	168,000	183,898
	GZI Transport, Ltd.	610,000	173,755
	Hainan Meilan International Airport Co., Ltd.	90,000	34,118
	Hengan International Group Co., Ltd.	298,000	991,420
#	Huadian Power International Corp.	1,290,000	274,723
#	Huaneng Power International, Inc. ADR	123,954	3,535,168
#	Industrial and Commercial Bank of China (Asia), Ltd.	21,941,000	9,276,553
* #	Intime Department Store Group Co., Ltd.	686,000	188,848
#	Jiangsu Express Co., Ltd.	1,096,000	778,431
#	Jiangxi Copper Co., Ltd.	936,000	638,025
#	Kingdee International Software Group Co., Ltd.	984,000	87,877
*	Kingsoft Corp., Ltd.	184,000	63,812
* #	Kingway Brewery Holdings, Ltd.	594,000	52,941
*	KWG Property Holding, Ltd.	915,000	206,433
#	Lenovo Group, Ltd.	2,554,000	484,171
	Lianhua Supermarket Holdings Co., Ltd.	178,000	184,203
#	Lingbao Gold Co., Ltd.	144,000	33,220
#	Lonking Holdings, Ltd.	570,000	262,223
#	Maanshan Iron and Steel Co., Ltd.	1,970,000	641,144
#	Mingyuan Medicare Development Co., Ltd.	1,150,000	53,938
#	Minmetals Resources, Ltd.	1,328,000	183,795
#	Neo-China Land Group (Holdings), Ltd.	461,000	302,607
#	PetroChina Co., Ltd. ADR	255,073	18,816,735
* #	PICC Property and Casualty Co., Ltd.	2,446,000	1,102,618
#	Ping An Insurance (Group) Co. of China, Ltd.	735,000	3,183,640
	Qingling Motors Co., Ltd.	874,000	84,526
*	Qunxing Paper Holdings Co., Ltd.	140,000	28,772
* #	Semiconductor Manufacturing International Corp.	7,447,000	259,605
	Shandong Molong Petroleum Machinery Co., Ltd.	496,000	31,419
* #	Shanghai Electric Group Co., Ltd.	3,428,000	1,081,946
	Shanghai Industrial Holdings, Ltd.	612,000	1,559,553
#	Shanghai Prime Machinery Co., Ltd.	892,000	95,071
	Shenji Kunming Machine Tool Co., Ltd.	26,000	12,640
	Shenzhou International Group	267,000	48,027
#	Shimao Property Holdings, Ltd.	1,774,000	1,139,939
	Shougang Concord International Enterprises Co., Ltd.	3,654,000	373,571
*	Sichuan Expressway Co., Ltd.	382,000	63,441
*	Sichuan Xinhua Winshare Chainstore Co., Ltd.	443,000	105,313
	Sino Biopharmaceutical, Ltd.	148,000	23,493
	SinoCom Software Group, Ltd.	482,000	32,170
#	Sinofert Holdings, Ltd.	1,394,000	788,716
#	Sinolink Worldwide Holdings, Ltd.	2,172,000	143,464
*	Sino-Ocean Land Holdings, Ltd.	1,330,500	660,889
	Sinopec Kantons Holdings, Ltd.	592,000	73,915
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	26,688	610,888
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	212,147
	Skyworth Digital Holdings, Ltd.	1,250,000	78,674

7

	SRE Group, Ltd.	2,288,000	156,576
*	Stone Group Holdings, Ltd.	1,004,000	36,446
* #	TCL Communication Technology Holdings, Ltd.	191,400	16,044
* #	TCL Multimedia Technology Holdings, Ltd.	323,200	47,099
#	Tianjin Capital Environmental Protection Group Co., Ltd.	772,000	125,922
	Tianjin Development Holdings, Ltd.	544,000	176,887
* #	Towngas China Co., Ltd.	847,000	156,182
#	Tsingtao Brewery Co., Ltd.	192,000	364,062
*	Vinda International Holdings, Ltd.	173,000	51,683
	Weichai Power Co., Ltd.	195,200	373,300
	Weiqiao Textile Co., Ltd.	573,000	170,021
#	Xiamen International Port Co., Ltd.	1,136,000	110,972
#	Xinao Gas Holdings, Ltd.	618,000	553,229
*	Xingda International Holdings, Ltd.	810,000	89,106
*	Xinjiang Xinxin Mining Industry Co., Ltd.	312,000	76,932
* #	Xinyu Hengdeli Holdings, Ltd.	728,000	97,235
	Xiwang Sugar Holdings Co., Ltd.	488,000	55,347
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	1,075,750
	Zhejiang Expressway Co., Ltd.	2,008,000	1,142,128
* #	Zhejiang Glass Co., Ltd.	192,000	32,218
#	Zijin Mining Group Co., Ltd.	1,352,000	710,817
#	ZTE Corp.	161,000	458,225
TOTAL COMMON STOCKS			165,619,124

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Rights 02/27/09	14,285	18

TOTAL — CHINA			165,619,142

CZECH REPUBLIC — (0.8%)
COMMON STOCKS — (0.8%)
	CEZ A.S.	119,417	4,070,936
	Komercni Banka A.S.	21,075	2,327,048
	Phillip Morris CR A.S.	439	125,443
	Telefonica 02 Czech Republic A.S.	192,938	3,595,401
	Unipetrol A.S.	101,779	593,856
	Zentiva NV	19,900	1,015,057

TOTAL — CZECH REPUBLIC			11,727,741

HUNGARY — (0.8%)
COMMON STOCKS — (0.8%)
* #	Danubius Hotel & Spa NYRT	6,194	118,425
	Egis Gyogyszergyar NYRT	9,429	470,980
#	EMASZ RT	1,045	103,947
* #	FHB Mortgage Bank P.L.C.	8,308	22,581
* #	Fotex Holding SE Co., Ltd.	71,030	94,589
	Magyar Telekom Telecommunications P.L.C.	351,016	861,315
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	25,879	317,018
	MOL Hungarian Oil & Gas NYRT	85,822	3,326,929
* #	OTP Bank NYRT	497,996	4,934,324

8

* #	Pannonplast NYRT	42,550	127,680
* #	RABA Automotive Holding NYRT	15,268	45,718
	Richter Gedeon NYRT	20,522	2,333,727
*	Synergon Information Systems	14,016	24,312
	Zwack Unicum NYRT	611	33,736

TOTAL — HUNGARY			12,815,281

INDIA — (8.5%)
COMMON STOCKS — (8.5%)
*	3M India, Ltd.	2,635	50,625
	Aban Offshore, Ltd.	14,304	139,641
*	Abhishek Industries, Ltd.	93,420	13,439
*	ACC, Ltd.	83,571	852,904
	Adani Enterprises, Ltd.	86,478	491,453
	Aditya Birla Nuvo, Ltd.	67,681	641,306
	Adlabs Films, Ltd.	23,621	80,428
	Ador Welding, Ltd.	8,446	14,414
	Aftek, Ltd.	59,619	10,702
*	Agro Tech Foods, Ltd.	8,888	18,232
	Ajmera Realty & Infra India	31,482	20,451
	Alembic, Ltd.	89,566	56,434
*	Allahabad Bank, Ltd.	203,771	201,986
	Alok Industries, Ltd.	90,537	28,444
	Alstom Projects India, Ltd.	28,137	128,597
	Ambuja Cements, Ltd.	968,644	1,377,863
	Amtek Auto, Ltd.	134,650	138,222
*	Andhra Bank	245,445	273,282
	Ansal Properties & Infrastructure, Ltd.	64,986	35,163
	Apollo Hospitals Enterprise, Ltd.	69,894	569,899
	Apollo Tyres, Ltd.	253,901	90,180
*	Aptech, Ltd.	48,077	85,789
*	Arvind Mills, Ltd.	202,209	57,498
*	Asahi India Glass, Ltd.	65,517	54,156
	Asea Brown Boveri India, Ltd.	47,769	461,768
	Ashapura Minechem, Ltd.	37,068	15,563
	Ashok Leyland, Ltd.	971,521	275,740
	Asian Hotels, Ltd.	10,213	49,621
	Asian Paints, Ltd.	26,397	421,793
	Aurobindo Pharma, Ltd.	61,130	197,209
	Automotive Axles, Ltd.	5,791	9,661
	Avaya GlobalConnect, Ltd.	6,138	8,688
	Aventis Pharma, Ltd.	10,597	188,282
	Axis Bank, Ltd.	227,525	1,979,134
	Bajaj Auto Finance, Ltd.	18,427	21,756
	Bajaj Auto, Ltd.	19,633	187,131
	Bajaj Finserv, Ltd.	19,633	68,173
	Bajaj Hindusthan, Ltd.	145,932	169,349
	Bajaj Holdings and Investment, Ltd.	64,214	296,256
	Balaji Telefilms, Ltd.	32,965	29,570
	Ballarpur Industries, Ltd.	456,746	135,890
	Balmer Lawrie & Co., Ltd.	8,790	39,288

9

	Balrampur Chini Mills, Ltd.	300,638	362,183
	Bank of Maharashtra, Ltd.	245,477	113,382
	Bank of Rajasthan, Ltd.	93,423	68,954
	Bannari Amman Sugars, Ltd.	3,050	49,567
	Bata India, Ltd.	37,095	66,075
	BEML, Ltd.	21,514	147,234
*	Bengal and Assam Co., Ltd. - Private C	1,023	876
	Berger Paints India, Ltd.	159,190	105,515
	Bharat Electronics, Ltd.	22,034	369,498
	Bharat Forge, Ltd.	181,388	310,096
	Bharat Heavy Electricals, Ltd.	72,343	1,927,296
	Bharati Shipyard, Ltd.	14,379	18,450
*	Bharti Airtel, Ltd.	267,688	3,435,071
	Bhushan Steel & Strips, Ltd.	32,812	190,323
	Biocon, Ltd.	109,996	226,471
	Birla Corp., Ltd.	47,059	133,018
	Blue Dart Express, Ltd.	6,396	54,008
	Blue Star, Ltd.	30,792	92,494
	Bombay Dyeing & Manufacturing Co., Ltd.	16,656	50,033
*	Bombay Rayon Fashions, Ltd.	63,249	135,243
	Bongaigaon Refinery & Petrochemicals, Ltd.	98,729	87,090
	Britannia Industries, Ltd.	10,778	301,529
	Cadila Healthcare, Ltd.	64,749	325,225
*	Cairn India, Ltd.	263,016	873,202
*	Cambridge Solutions, Ltd.	41,331	63,031
	Carborundum Universal, Ltd.	53,283	94,379
*	Carnation Nutral Analogue Foods, Ltd.	17,266	26,055
	CCL Products (India), Ltd.	4,124	7,513
	Century Enka, Ltd.	7,789	8,161
	Century Textiles & Industries, Ltd.	46,864	157,997
	CESC, Ltd.	88,151	410,690
	Chambal Fertilizers & Chemicals, Ltd.	230,458	178,617
*	Chemplast Sanmar, Ltd.	224,492	17,714
	Chennai Petroleum Corp., Ltd.	63,829	142,745
*	Chi Investments, Ltd.	7,323	2,302
	Cipla, Ltd.	304,054	1,184,768
	City Union Bank, Ltd.	224,740	61,046
	Clariant Chemicals (India), Ltd.	4,264	12,712
	CMC, Ltd.	6,389	39,780
	Colgate-Palmolive (India), Ltd.	38,162	326,987
	Coromandel Fertilisers, Ltd.	94,897	206,840
*	Corporation Bank	53,217	195,938
	Cranes Software International, Ltd.	64,637	96,744
	Crisil, Ltd.	2,715	126,586
	Crompton Greaves, Ltd.	84,481	221,041
	Cummins India, Ltd.	61,033	207,291
	Dabur India, Ltd.	128,674	229,327
	Dalmia Cement (Bharat), Ltd.	22,766	35,952
	DCM Shriram Consolidated, Ltd.	101,063	54,737
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	61,365
*	Dish TV (India), Ltd.	104,302	42,494
	Dishman Pharmaceuticals & Chemicals, Ltd.	44,049	99,776

10

	Divi’s Laboratories, Ltd.	27,075	481,188
	DLF, Ltd.	32,629	116,201
	Dr. Reddy’s Laboratories, Ltd.	112,083	1,020,460
	Dr. Reddy’s Laboratories, Ltd. ADR	60,800	550,240
	E.I.D. - Parry (India), Ltd.	51,268	146,960
	Eicher Motors, Ltd.	15,615	69,404
	EIH, Ltd.	221,463	438,650
	Elder Pharmaceuticals, Ltd.	8,586	39,137
	Electrosteel Casings, Ltd.	124,739	37,961
	Elgi Equipments, Ltd.	23,578	14,816
	Esab India, Ltd.	9,613	47,304
*	Escorts, Ltd.	48,967	36,361
*	Essar Oil, Ltd.	455,546	679,660
	Essel Propack, Ltd.	64,950	18,022
*	Eveready Industries (India), Ltd.	30,440	9,726
	Exide Industries, Ltd.	338,304	278,253
	FAG Bearings (India), Ltd.	11,829	53,926
	FDC, Ltd.	127,472	72,611
	Federal Bank, Ltd.	280,724	791,028
	Financial Technologies (India), Ltd.	44,211	426,313
	Finolex Cables, Ltd.	94,015	37,957
	Finolex Industries, Ltd.	71,512	41,212
*	Fortis Healthcare, Ltd.	110,669	145,464
	GAIL India, Ltd.	233,287	921,734
	Gammon India, Ltd.	113,601	147,856
	Geodesic, Ltd.	101,821	81,722
	Geometric, Ltd.	29,740	10,745
	GHCL, Ltd.	44,954	25,616
	Gillette India, Ltd.	8,542	123,125
	Gitanjali Gems, Ltd.	87,137	87,987
	GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	247,111
	GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	444,614
*	Glenmark Pharmaceuticals, Ltd.	53,290	147,782
*	GMR Infrastructure, Ltd.	555,966	822,436
	Godfrey Phillips India, Ltd.	3,952	69,448
	Godrej Consumer Products, Ltd.	81,888	219,265
	Godrej Industries, Ltd.	140,907	181,746
*	Goetze (India), Ltd.	8,529	6,262
	Graphite India, Ltd.	68,222	38,838
*	Grasim Industries, Ltd.	18,334	441,568
	Great Eastern Shipping Co., Ltd.	124,333	428,788
	Great Offshore, Ltd.	37,388	181,775
	Greaves Cotton, Ltd.	18,476	25,422
*	GTL Infrastructure, Ltd.	102,164	61,603
	GTL, Ltd.	91,093	410,598
	Gujarat Alkalies & Chemicals, Ltd.	38,986	52,407
	Gujarat Ambuja Exports, Ltd.	106,310	36,324
	Gujarat Fluorochemicals, Ltd.	52,434	65,170
	Gujarat Gas Co., Ltd.	28,690	135,790
	Gujarat Industries Power Co., Ltd.	43,436	43,888
	Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	101,222
	Gujarat State Fertilizers & Chemicals, Ltd.	44,440	78,668

11

	H.E.G., Ltd.	23,274	49,743
	HCL Infosystems, Ltd.	185,224	333,103
	HCL Technologies, Ltd.	311,810	728,589
	HDFC Bank, Ltd.	150,083	2,785,766
	HDFC Bank, Ltd. ADR	5,300	305,598
	Hero Honda Motors, Ltd. Series B	96,363	1,718,644
	Hexaware Technologies, Ltd.	73,660	29,823
	Hikal, Ltd.	4,307	16,465
*	Himachal Futuristic Communications, Ltd.	689,021	112,734
*	Himatsingka Seide, Ltd.	41,049	19,362
	Hinduja Global Solutions, Ltd.	10,967	29,255
	Hinduja Ventures, Ltd.	10,967	27,316
	Hindustan Construction Co., Ltd.	181,421	161,444
*	Hindustan Motors, Ltd.	84,867	21,066
	Hindustan Oil Exploration Co., Ltd.	36,601	40,702
	Hindustan Sanitaryware & Industries, Ltd.	12,171	7,396
	Hindustan Unilever, Ltd.	297,109	1,570,412
	Honeywell Automation India, Ltd.	3,195	50,180
	Hotel Leelaventure, Ltd.	217,449	79,325
	ICI India, Ltd.	22,181	181,727
#	ICICI Bank, Ltd. Sponsored ADR	334,478	5,512,197
*	ICSA (India), Ltd.	43,239	75,259
	IDBI Bank, Ltd.	329,846	379,710
*	Idea Cellular, Ltd.	580,099	549,980
	India Cements, Ltd.	368,070	756,116
	India Glycols, Ltd.	13,721	15,735
	Indiabulls Financial Services, Ltd.	246,070	547,955
	Indiabulls Real Estate, Ltd.	87,037	203,471
	Indiabulls Securities, Ltd.	105,042	47,150
	Indian Hotels Co., Ltd.	655,000	531,283
*	Indian Overseas Bank	90,288	110,756
	Indo Rama Synthetics (India), Ltd.	52,177	14,348
	Indoco Remedies, Ltd.	5,448	12,946
	IndusInd Bank, Ltd.	300,114	200,699
	INEIS ABS India, Ltd.	17,327	28,866
	Infomedia 18, Ltd.	10,900	14,808
	Infosys Technologies, Ltd.	216,263	5,675,438
	Infotech Enterprises, Ltd.	17,652	30,718
	Infrastructure Development Finance Co., Ltd.	1,253,086	1,455,045
	Ingersoll-Rand India, Ltd.	4,300	20,684
	Ipca Laboratories, Ltd.	15,138	106,363
*	Ispat Industries, Ltd.	145,697	29,980
	ITC, Ltd.	793,630	2,891,834
	IVRCL Infrastructures & Projects, Ltd.	257,162	564,633
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	36,272
	Jain Irrigation Systems, Ltd.	74,137	502,193
	Jaiprakash Associates, Ltd.	1,033,847	1,577,562
	Jammu & Kashmir Bank, Ltd.	28,063	165,912
	JBF Industries, Ltd.	35,709	23,771
*	Jet Airways (India), Ltd.	38,723	139,623
	Jindal Poly Films, Ltd.	15,442	89,019
	Jindal Saw, Ltd.	46,470	179,665

12

	Jindal Steel & Power, Ltd.	70,610	1,475,109
	JK Tyre and Industries, Ltd.	17,588	12,740
	JSL, Ltd.	85,928	65,670
	JSW Steel, Ltd.	163,358	692,494
	Jubilant Organosys, Ltd.	84,709	205,512
	Jyoti Structures, Ltd.	54,390	67,108
	K.S.B. Pumps, Ltd.	6,634	29,566
	Kajaria Ceram	53,853	29,912
*	Kalpataru Power Transmission, Ltd.	14,879	84,532
	Karnataka Bank, Ltd.	166,671	240,164
	Karur Vysya Bank, Ltd.	30,439	131,134
	KEC International, Ltd.	12,355	40,263
	Kesoram Industries, Ltd.	41,828	96,787
	Kirloskar Oil Engines, Ltd.	111,764	78,949
*	Kotak Mahindra Bank, Ltd.	186,644	1,065,943
	KPIT Cummins Infosystems, Ltd.	39,860	17,763
*	KS Oils, Ltd.	336,805	290,042
	Lakshmi Machine Works, Ltd.	4,604	48,333
*	Lanco Infratech, Ltd.	78,221	179,217
*	Landmark Property Development Co., Ltd.	70,554	5,268
	Larsen & Toubro, Ltd.	120,157	1,671,178
	LIC Housing Finance, Ltd.	106,329	479,804
	Lupin, Ltd.	32,010	369,406
	Madras Cements, Ltd.	133,940	176,208
	Mahanagar Telephone Nigam, Ltd.	128,452	188,154
	Mahanagar Telephone Nigam, Ltd. ADR	28,700	83,517
	Maharashtra Scooters, Ltd.	2,000	2,718
	Maharashtra Seamless, Ltd.	60,538	154,414
*	Mahindra & Mahindra Financial Services, Ltd.	21,000	82,549
	Mahindra & Mahindra, Ltd.	275,657	1,668,440
	Mahindra Lifespace Developers, Ltd.	19,591	50,842
	Mahindra Ugine Steel Co., Ltd.	12,400	5,119
	Mangalam Cement, Ltd.	13,880	13,638
	Mangalore Refinery & Petrochemicals, Ltd.	692,615	515,724
	Marico, Ltd.	189,680	222,376
	Maruti Suzuki India, Ltd.	93,884	1,080,741
	Mastek, Ltd.	25,667	74,549
*	Matrix Laboratories, Ltd.	84,937	147,602
*	MAX India, Ltd.	176,173	405,867
*	McDowell Holdings, Ltd.	2,935	2,899
	Megasoft, Ltd.	4,829	1,548
	Mercator Lines, Ltd.	237,729	131,851
	Merck, Ltd.	6,714	42,185
	Micro Inks, Ltd.	1,512	3,202
	MIRC Electronics, Ltd.	60,413	11,156
	Mirza International, Ltd.	39,745	7,932
	Monnet Ispat, Ltd.	32,813	93,454
	Monsanto India, Ltd.	4,435	116,285
	Moser Baer (India), Ltd.	178,934	229,560
	Motherson Sumi Systems, Ltd.	99,562	119,860
	Motor Industries Co., Ltd.	8,172	510,875
	Mphasis, Ltd.	88,985	268,234

13

	MRF, Ltd.	2,157	74,094
	Mukand, Ltd.	49,759	21,468
	Mukta Arts, Ltd.	2,950	2,626
*	Mundra Port and Special Economic Zone, Ltd.	73,932	577,766
*	Mysore Cements, Ltd.	87,234	24,942
	Nagarjuna Construction Co., Ltd.	363,577	377,301
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	72,892
	Nahar Capital & Financial Services, Ltd.	9,759	4,032
	Nahar Poly Films, Ltd.	15,371	2,618
	Nahar Spinning Mills, Ltd.	21,836	9,260
	Navneet Publications (India), Ltd.	50,750	41,699
*	NELCO, Ltd.	8,380	4,491
	NIIT Technologies, Ltd.	35,350	38,279
	NIIT, Ltd.	131,535	58,761
	Nirma, Ltd.	70,348	139,217
	NOCIL, Ltd.	79,587	18,711
	Nucleus Software Exports, Ltd.	12,516	12,088
	OCL India, Ltd.	23,518	23,745
*	OCL Iron & Steel, Ltd.	70,554	5,612
*	Octav Investments, Ltd.	988	236
	Omax Autos, Ltd.	24,208	8,283
	Opto Circuits India, Ltd.	128,992	227,394
*	Oracle Financial Services	53,566	657,852
	Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	77,565
	Orient Paper and Industries, Ltd.	70,870	30,237
*	Oriental Bank of Commerce	12,000	35,104
	Panacea Biotec, Ltd.	39,979	41,942
	Pantaloon Retail India, Ltd.	8,100	26,474
*	Pantaloon Retail India, Ltd.- Class B	810	—
	Patel Engineering, Ltd.	27,146	80,434
	Patni Computer Systems, Ltd.	112,244	280,694
*	Patni Computer Systems, Ltd. ADR	16,659	92,457
	Petronet LNG, Ltd.	617,256	460,094
	Pfizer, Ltd.	15,293	162,690
	Pidilite Industries, Ltd.	95,780	189,021
	Piramal Healthcare, Ltd.	86,314	370,797
*	Piramal Life Sciences, Ltd.	8,631	5,771
	Polaris Software Lab, Ltd.	59,814	59,016
	Praj Industries, Ltd.	86,072	95,774
	Pricol, Ltd.	37,006	6,041
	Prism Cements, Ltd.	160,404	55,017
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	53,432
	PSL, Ltd.	23,485	33,947
	PTC India, Ltd.	282,447	383,600
*	Punj Lloyd, Ltd.	276,813	526,699
	Punjab Tractors, Ltd.	11,028	21,518
*	PVP Ventures, Ltd.	8,856	1,824
	Radico Khaitan, Ltd.	41,971	60,552
	Rain Commodities, Ltd.	25,235	33,786
	Rallis India, Ltd.	8,513	65,299
*	Rama Newsprint & Papers, Ltd.	31,486	8,169
	Ranbaxy Laboratories, Ltd.	153,955	672,759

14

	Raymond, Ltd.	60,130	110,809
	REI Agro, Ltd.	14,677	169,011
*	Rei Six Ten Retail, Ltd.	11,007	—
	Reliance Capital, Ltd.	170,632	1,442,249
	Reliance Communications, Ltd.	858,243	2,943,396
	Reliance Energy, Ltd.	132,250	1,545,381
	Reliance Industrial Infrastructure, Ltd.	5,844	36,666
	Reliance Industries, Ltd.	538,942	14,393,102
*	Reliance Natural Resources, Ltd.	539,462	559,394
*	Reliance Petroleum, Ltd.	393,672	688,217
	Rico Auto Industries, Ltd.	48,462	8,320
	Rolta India, Ltd.	183,426	342,821
	Ruchi Soya Industries, Ltd.	178,388	83,454
*	S.Kumars Nationwide, Ltd.	192,600	76,300
*	Sakthi Sugars, Ltd.	22,108	15,619
	Satyam Computer Services, Ltd.	538,448	580,806
#	Satyam Computer Services, Ltd. ADR	79,600	151,240
*	SEAMEC, Ltd.	15,622	12,688
	Sesa Goa, Ltd.	563,432	962,318
	Shanthi Gears, Ltd.	58,867	38,397
	Shree Cement, Ltd.	11,047	111,308
	Shriram Transport Finance Co., Ltd.	96,187	362,063
*	Sicagen India, Ltd.	24,134	1,923
*	Sical Logistics, Ltd.	24,134	11,743
	Siemens India, Ltd.	66,885	279,372
	SKF India, Ltd.	26,925	74,858
	Solectron Centum Electronics, Ltd.	2,779	1,748
	Solectron EMS India, Ltd.	2,779	1,551
	Sona Koyo Steering Systems, Ltd.	71,516	11,507
	Sonata Software, Ltd.	72,784	23,710
	South India Bank, Ltd.	115,365	117,653
	SREI Infrastructure Finance, Ltd.	142,460	102,062
	SRF, Ltd.	33,988	44,527
*	State Bank of India	33,161	770,707
	Sterling Biotech, Ltd.	148,916	482,583
	Sterlite Industries (India), Ltd. ADR	84,500	452,075
	Sterlite Industries (India), Ltd. Series A	133,272	738,096
	Sterlite Technologies, Ltd.	30,427	39,268
*	Strides Arcolab, Ltd.	16,893	23,947
	Subros, Ltd.	30,695	9,314
*	Sun Pharma Advanced Research Co., Ltd.	123,600	118,847
	Sun Pharmaceuticals Industries, Ltd.	29,350	637,347
*	Sun TV Network, Ltd.	75,061	249,747
	Sundaram-Clayton, Ltd.	6,924	9,147
	Sundram Fastners, Ltd.	105,224	31,887
	Supreme Industries, Ltd.	6,900	15,797
	Supreme Petrochem, Ltd.	73,968	16,241
	Suzlon Energy, Ltd.	697,879	663,871
	Swaraj Engines, Ltd.	10,500	21,929
	Syndicate Bank	274,612	340,000
	Taj GVK Hotels and Resorts, Ltd.	27,604	25,232
*	Tanla Solutions, Ltd.	100,638	79,655

15

	Tata Chemicals, Ltd.	113,705	353,161
	Tata Communications, Ltd. ADR	10,400	187,096
	Tata Consultancy Services, Ltd.	117,686	1,217,215
	Tata Elxsi, Ltd.	12,000	21,086
	Tata Investment Corp., Ltd.	12,815	57,591
	Tata Metaliks, Ltd.	23,524	35,328
	Tata Motors, Ltd.	403,393	1,213,428
#	Tata Motors, Ltd. Sponsored ADR	33,100	133,724
	Tata Power Co., Ltd.	59,705	916,548
	Tata Steel, Ltd.	141,667	527,641
	Tata Tea, Ltd.	61,882	759,664
*	Tata Teleservices Maharashtra, Ltd.	814,592	372,295
	Tech Mahindra, Ltd.	72,118	345,479
*	Teledata Marine Solutions, Ltd.	39,608	27,753
*	Teledata Technology Solution	39,608	27,753
	Texmaco, Ltd.	79,270	80,362
	The Zandu Pharmaceutical Works, Ltd.	325	35,508
	Thermax, Ltd.	48,870	157,910
	Thomas Cook (India), Ltd.	102,590	73,313
*	Tinplate Company of India, Ltd.	35,844	16,722
	Titan Industries, Ltd.	13,360	248,377
	Torrent Pharmaceuticals, Ltd.	44,919	119,750
	Torrent Power, Ltd.	137,166	199,633
	Trent, Ltd.	9,713	62,134
	Triveni Engineering & Industries, Ltd.	127,742	135,411
	Tube Investments of India, Ltd.	98,973	67,059
	TVS Motor Co., Ltd.	101,084	33,864
*	UCO Bank	299,000	167,800
	Unichem Laboratories, Ltd.	18,017	54,985
*	Union Bank of India, Ltd.	143,833	428,669
	Unitech, Ltd.	299,571	193,703
	United Phosphorus, Ltd.	343,892	648,900
	United Spirits, Ltd.	50,481	604,247
	Usha Martin, Ltd.	143,845	68,071
*	Uttam Galva Steels, Ltd.	53,907	36,939
	Vardhman Textiles, Ltd.	26,377	31,032
	Varun Shipping Co.	91,874	86,871
	Vesuvius India, Ltd.	5,903	9,350
	Videocon Industries, Ltd.	142,310	266,757
	Videsh Sanchar Nigam, Ltd.	46,062	419,509
*	Vijaya Bank, Ltd.	154,061	90,148
	Voltas, Ltd.	157,257	136,296
	WABCO-TVS (India), Ltd.	6,924	16,432
*	Welspun India, Ltd.	36,850	12,087
	Welspun-Gujarat Stahl Rohren, Ltd.	178,079	253,421
	Wipro, Ltd.	129,021	601,837
#	Wipro, Ltd. ADR	46,940	325,764
*	Wire & Wireless India, Ltd.	90,698	18,046
	Wockhardt, Ltd.	70,880	147,303
	Wyeth, Ltd.	13,354	115,017
	Zee Entertainment Enterprises, Ltd.	337,148	749,015
	Zee News, Ltd.	82,009	52,073

16

	Zensar Technologies, Ltd.	11,384	15,981
	Zuari Industries, Ltd.	19,017	52,955
TOTAL COMMON STOCKS			128,873,795

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	97,131	4,361

TOTAL — INDIA			128,878,156

INDONESIA — (1.6%)
COMMON STOCKS — (1.6%)
	PT Asahimas Flat Glass Tbk	126,500	13,551
	PT Astra Agro Lestari Tbk	313,000	293,846
	PT Astra Graphia Tbk	879,000	15,175
	PT Astra International Tbk	2,195,000	2,467,721
*	PT Bakrie & Brothers Tbk	24,466,250	107,497
*	PT Bakrieland Development Tbk	15,358,500	79,628
	PT Bank Central Asia Tbk	12,939,000	3,070,882
	PT Bank Danamon Indonesia Tbk	2,570,500	503,504
	PT Bank Mandiri Persero Tbk	11,623,500	1,818,036
*	PT Bank Pan Indonesia Tbk	12,131,500	554,234
	PT Bank Rakyat Indonesia Tbk	4,395,000	1,720,191
	PT Berlian Laju Tanker Tbk	1,024,000	42,148
	PT Bhakti Investama Tbk	8,600,850	123,042
	PT Budi Acid Jaya Tbk	2,800,500	30,434
	PT Bumi Resources Tbk	11,199,500	486,976
*	PT Charoen Pokphand Indonesia Tbk	1,972,832	74,280
*	PT Ciputra Surya Tbk	2,291,000	40,906
	PT Citra Marga Nusaphala Persada Tbk	2,369,000	186,333
*	PT Clipan Finance Indonesia Tbk	490,000	6,147
*	PT Davomas Adabi Tbk	4,583,000	25,196
*	PT Delta Dunia Petronda Tbk	4,235,000	189,793
*	PT Energi Mega Persada Tbk	8,558,500	50,672
	PT Enseval Putera Megatrading Tbk	1,940,500	58,078
*	PT Global Mediacom Tbk	6,630,000	97,306
	PT Gudang Garam Tbk	895,000	421,092
*	PT Hanson International Tbk	13,121,500	57,652
*	PT Holcim Indonesia Tbk	6,524,000	326,996
	PT Indocement Tunggal Prakarsa Tbk	1,498,500	584,877
	PT Indofood Sukses Makmur Tbk	6,509,000	550,652
	PT Indosat Tbk	433,500	212,449
	PT Indosat Tbk ADR	38,370	915,892
	PT International Nickel Indonesia Tbk	5,659,000	1,202,736
*	PT Intiland Development Tbk	1,077,000	33,124
	PT Jaya Real Property Tbk	352,500	15,489
	PT Kalbe Farma Tbk	2,700,000	108,623
*	PT Kawasan Industry Jababeka Tbk	10,229,000	44,338
*	PT Lippo Karawaci Tbk	10,778,750	784,680
	PT Matahari Putra Prima Tbk	3,583,400	175,515
	PT Mayorah Indah Tbk	680,500	59,347
*	PT Medco Energi International Tbk	1,100,000	161,613

17

	PT Mitra Adiperkasa Tbk	1,232,500	36,475
*	PT Panin Insurance Tbk	3,559,000	53,843
*	PT Panin Life Tbk	18,335,500	118,258
*	PT Petrosea Tbk	93,500	34,225
*	PT Polychem Indonesia Tbk	2,509,000	13,739
	PT Ramayana Lestari Sentosa Tbk	4,088,500	163,619
	PT Samudera Indonesia Tbk	117,000	27,681
	PT Semen Gresik Tbk	1,526,500	457,835
*	PT Sumalindo Lestari Jaya Tbk	857,000	18,039
	PT Summarecon Agung Tbk	4,136,532	57,106
*	PT Suryainti Permata Tbk	3,998,000	57,643
	PT Telekomunikasi Indonesia Tbk	1,289,000	707,312
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	106,812	2,340,251
	PT Timah Tbk	4,810,000	449,723
	PT Trias Sentosa Tbk	2,750,000	40,831
	PT Trimegah Sec Tbk	5,343,500	41,321
	PT Tunas Ridean Tbk	620,000	29,208
	PT Unilever Indonesia Tbk	1,041,500	717,475
	PT United Tractors Tbk	1,933,166	844,827

TOTAL — INDONESIA			23,920,062

ISRAEL — (3.8%)
COMMON STOCKS — (3.8%)
	Africa Israel Industries, Ltd.	5,070	140,971
	Africa-Israel Investments, Ltd.	9,815	72,074
*	Alvarion, Ltd.	190,369	641,515
*	Alvarion, Ltd. ADR	2,700	8,883
	Analyst IMS Investment Management Services, Ltd.	6,498	17,004
*	AudioCodes, Ltd.	94,465	157,996
*	AudioCodes, Ltd. ADR	8,275	14,150
	Azorim Investment Development & Construction Co., Ltd.	24,339	40,281
*	Bank Hapoalim B.M.	1,745,047	3,142,725
	Bank Leumi Le-Israel	1,179,053	2,147,451
*	Baran Group, Ltd.	10,025	28,179
	Bezeq Israeli Telecommunication Corp., Ltd.	1,175,502	1,737,967
	Blue Square-Israel, Ltd.	32,009	221,009
	Cellcom Israel, Ltd.	30,153	629,203
	Clal Industries, Ltd.	131,458	274,679
	Clal Insurance Enterprise Holdings, Ltd.	46,584	272,400
	Dan Vehicle & Transportation	15,780	49,210
*	Danya Cebus, Ltd.	14,928	19,979
	Delek Automotive Systems, Ltd.	50,310	273,918
	Delek Drilling LP, Ltd.	454,022	331,053
*	Delta-Galil Industries, Ltd.	15,459	22,703
	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	30,322
	Discount Investment Corp.	40,468	352,853
	Elbit Medical Imaging, Ltd.	8,168	104,227
	Elbit Systems, Ltd.	26,042	1,153,379
	Electra (Israel), Ltd.	2,814	155,960
*	Elron Electronic Industries, Ltd.	31,503	47,088
*	First International Bank of Israel, Ltd. (6123804)	70,278	88,856

18

*	First International Bank of Israel, Ltd. (6123815)	50,034	306,636
	FMS Enterprises Migun, Ltd.	5,052	76,026
	Formula Systems, Ltd.	8,685	35,057
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	92,126	669,235
*	Hadera Paper, Ltd.	4,754	151,275
*	Hamlet (Israel-Canada), Ltd.	11,772	28,304
*	Harel Insurance Investments & Finances, Ltd.	20,193	445,795
*	Hot-Cable Systems Media, Ltd.	70,274	433,370
*	Housing & Construction Holding Co., Ltd.	289,718	219,621
	IBI Investment House, Ltd.	5,207	19,084
	IDB Development Corp., Ltd. Series A	10,584	97,418
	Israel Chemicals, Ltd.	271,387	1,845,691
	Israel Discount Bank Series A	1,055,807	806,143
*	Israel Petrochemical Enterprises, Ltd.	11,901	18,453
	Ituran Location & Control, Ltd.	44,379	366,270
*	Jerusalem Oil Exploration, Ltd.	12,019	92,869
*	Knafaim Arkia Holdings, Ltd.	5,307	24,300
*	Koor Industries, Ltd.	17,287	166,377
	Leader Holding & Investments, Ltd.	70,156	20,409
*	Magal Security Systems, Ltd.	9,733	54,629
*	Magic Software Enterprises, Ltd.	15,706	18,171
	Makhteshim-Agan Industries, Ltd.	546,367	1,707,378
*	Menorah Mivtachim Holdings, Ltd.	63,678	324,750
*	Metalink, Ltd.	4,078	696
	Migdal Insurance Holdings, Ltd.	631,204	514,588
*	Mivtach Shamir Holdings, Ltd.	13,239	154,984
*	Naphtha Israel Petroleum Corp.	38,774	70,063
*	Neto M.E. Holdings, Ltd.	2,992	39,348
*	NICE Systems, Ltd.	8,520	163,971
*	NICE Systems, Ltd. Sponsored ADR	124,077	2,381,038
*	OCIF Investments and Development, Ltd.	1,386	4,402
	Oil Refineries, Ltd.	2,245,072	533,089
*	Orckit Communications, Ltd.	12,357	37,169
	Ormat Industries, Ltd.	196,067	1,429,190
	Osem Investment, Ltd.	45,286	461,211
	Partner Communications Co., Ltd.	24,379	374,695
	Partner Communications Co., Ltd. ADR	33,687	520,464
	Paz Oil Co., Ltd.	4,872	435,834
*	RADVision, Ltd.	31,832	148,134
*	Retalix, Ltd.	55,653	311,148
	Scailex Corp., Ltd.	41,807	299,772
	Strauss Group, Ltd.	53,185	440,305
	Super-Sol, Ltd. Series B	165,328	518,456
	Teva Pharmaceutical Industries, Ltd.	11,056	456,860
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	648,650	26,886,543
*	The Israel Land Development Co., Ltd.	13,079	23,397
*	Tower Semiconductor, Ltd.	99,533	16,202
*	Union Bank of Israel, Ltd.	62,696	113,316
	United Mizrahi Bank, Ltd.	300,128	1,385,543
	Urdan Industries, Ltd.	105,816	37,152
*	VeriFone Holdings, Inc.	1	1

TOTAL — ISRAEL			57,860,867

19

MALAYSIA — (3.8%)
COMMON STOCKS — (3.8%)
	Aeon Co. Berhad	146,400	161,905
	Affin Holdings Berhad	1,109,300	410,337
*	Airasia Berhad	1,215,400	292,822
	Alliance Financial Group Berhad	1,571,400	816,375
*	AMBD Berhad	700,900	20,215
	AMMB Holdings Berhad	2,764,650	1,736,894
	Amway (Malaysia) Holdings Berhad	63,300	122,816
	Ancom Berhad	194,800	27,963
	Ann Joo Resources Berhad	364,650	115,374
	APM Automotive Holdings Berhad	79,800	33,516
*	Asas Dunia Berhad	135,000	21,132
*	Asia Pacific Land Berhad	531,500	35,928
	Asiatic Development Berhad	420,200	451,074
	Bandar Raya Developments Berhad	680,900	200,742
	Batu Kawan Berhad	281,750	668,058
	Berjaya Corp. Berhad	1,997,900	282,809
	Berjaya Land Berhad	692,300	617,666
	Berjaya Sports Toto Berhad	458,000	593,408
	Bernas Padiberas Nasional Berhad	496,800	173,658
	Bimb Holdings Berhad	470,000	108,455
	Bolton Properties Berhad	252,900	55,565
	Boustead Holdings Berhad	566,300	492,865
	British American Tobacco Berhad	61,600	753,658
	Bumiputra-Commerce Asset Holdings Berhad	1,095,307	1,923,243
	Cahya Mata Sarawak Berhad	181,500	57,375
	Carlsberg Brewery Malaysia Berhad	165,000	164,050
	Chemical Co. of Malaysia Berhad	111,000	66,795
	Choo Bee Metal Industries Berhad	61,200	20,368
	Digi.Com Berhad	137,600	779,434
	Dijaya Corp. Berhad	54,000	15,168
	DNP Holdings Berhad	286,900	55,614
	DRB-Hicom Berhad	1,037,400	215,416
	Dreamgate Corp. Berhad	402,000	16,480
	Dutch Lady Milk Industries Berhad	24,800	62,375
	Eastern & Oriental Berhad (6468754)	333,733	56,077
	Eastern & Oriental Berhad (B19ZLW1)	72,949	17,239
	Eastern Pacific Industrial Corp. Berhad	116,400	30,266
	ECM Libra Avenue Berhad	568,052	59,290
	Encorp Berhad	62,000	10,850
	EON Capital Berhad	558,700	531,957
	Esso Malaysia Berhad	152,600	90,996
	Faber Group Berhad	176,500	31,951
*	Fountain View Development Berhad	31,500	1,921
	Fraser & Neave Holdings Berhad	151,400	375,202
	Gamuda Berhad	2,195,000	1,142,856
	General Corp. Berhad	244,600	42,401
	Genting Berhad	1,994,200	2,013,967

20

	Globetronics Technology Berhad	778,100	32,204
	Glomac Berhad	160,000	21,880
	Gold Is Berhad	215,900	80,196
	Grand United Holdings Berhad	274,800	32,313
	Guiness Anchor Berhad	116,600	165,937
	GuocoLand (Malaysia) Berhad	486,500	110,853
	Hap Seng Consolidated Berhad	463,500	273,896
	Hock Seng Lee Berhad	240,000	30,708
	Hong Leong Bank Berhad	468,600	658,403
	Hong Leong Financial Group Berhad	386,500	482,013
	Hong Leong Industries Berhad	147,800	139,958
	Hovid Berhad	395,000	16,866
	Hume Industries (Malaysia) Berhad	99,900	82,332
	Hunza Properties Berhad	97,600	33,391
	Hwang-DBS (Malaysia) Berhad	123,200	37,097
	IGB Corp. Berhad	1,736,300	691,611
	IJM Corp. Berhad	1,436,050	1,334,088
*	IJM Land Berhad	371,300	73,509
	IJM Plantations Berhad	517,900	294,702
*	Insas Berhad	358,500	29,505
	Integrated Logistics Berhad	176,700	25,449
	IOI Corp. Berhad	1,144,750	1,226,609
*	IOI Properties Berhad	277,600	170,340
*	Jaks Resources Berhad	327,000	38,751
	Jaya Tiasa Holdings Berhad	149,625	69,983
	JT International Berhad	10,000	12,620
	K & N Kenanga Holdings Berhad	343,400	39,784
*	Karambunai Corp. Berhad	2,658,900	39,847
	Keck Seng (Malaysia) Berhad	205,400	167,469
	KFC Holdings (Malaysia) Berhad	120,300	248,135
	Kian Joo Can Factory Berhad	370,080	118,581
	Kim Hin Industry Berhad	71,300	17,887
	Kim Loong Resources Berhad	152,320	67,505
	KLCC Property Holdings Berhad	945,300	756,261
	KNM Group Berhad	7,142,275	843,700
	Knusford Berhad	37,000	8,205
	KPJ Healthcare Berhad	148,500	104,996
	KSL Holdings Berhad	226,266	38,243
	Kuala Lumpur Kepong Berhad	275,850	755,830
*	Kub Malaysia Berhad	790,900	57,143
	Kuchai Development Berhad	140,800	23,515
	Kulim Malaysia Berhad	316,100	426,057
*	Kumpulan Europlus Berhad	295,800	17,900
*	Kumpulan Hartanah Selangor Berhad	460,700	44,555
*	Kurnia Asia Berhad	571,000	65,736
	Kurnia Setia Berhad	15,000	7,021
	Lafarge Malayan Cement Berhad	580,500	505,307
	Landmarks Berhad	530,200	118,058
*	LBS Bina Group Berhad	400,000	26,955
	Leader Universal Holdings Berhad	482,800	56,275
	Leong Hup Holdings Berhad	306,100	69,157
	Lingkaran Trans Kota Holdings Berhad	312,600	158,756

21

*	Lion Corp Berhad	574,900	31,538
	Lion Diversified Holdings Berhad	338,000	30,925
	Lion Industries Corp. Berhad	852,700	151,089
*	MAA Holdings Berhad	269,800	34,598
	Malayan Banking Berhad	1,984,125	2,859,588
	Malaysia Building Society Berhad	303,800	65,360
	Malaysian Airlines System Berhad	453,533	355,452
	Malaysian Bulk Carriers Berhad	486,625	341,199
	Malaysian Pacific Industries Berhad	95,900	157,872
	Malaysian Resources Corp. Berhad	2,571,000	561,382
	Manulife Holdings Berhad	80,100	48,189
*	Matrix International Berhad	79,900	6,216
	MBM Resources Berhad	188,100	120,206
*	Measat Global Berhad	266,000	76,194
	Media Prima Berhad	756,500	201,091
	Mega First Corp. Berhad	145,000	31,697
*	MEMS Technology Berhad	397,000	8,139
	Metro Kajang Holdings Berhad	31,300	6,972
	MISC Berhad	826,100	1,932,779
	MK Land Holdings Berhad	883,100	38,649
	MMC Corp. Berhad	1,794,300	654,060
	MNRB Holdings Berhad	146,300	123,156
	MTD ACPI Engineering Berhad	166,600	15,991
	Muhibbah Engineering Berhad	687,300	193,694
*	Mulpha International Berhad	1,704,800	188,587
	Naim Cendera Berhad	105,600	40,549
	NCB Holdings Berhad	89,000	58,412
	Nestle (Malaysia) Berhad	57,400	437,026
	New Straits Times Press (Malaysia) Berhad	139,200	39,607
	Notion VTEC Berhad	556,800	30,711
	NTPM Holdings Berhad	238,500	32,369
	Nylex (Malaysia) Berhad	133,300	19,333
	OKS Property Holdings Berhad	87,430	8,451
	Oriental Holdings Berhad	346,400	475,637
	OSK Holdings Berhad	630,866	171,248
	OSK Ventures Interantional Berhad	11,000	1,801
	P.I.E. Industrial Berhad	54,600	57,159
*	Pan Malaysia Cement Works Berhad	639,000	17,373
	Panasonic Manufacturing Malaysia Berhad	42,000	119,862
	Paramount Corp. Berhad	51,000	26,987
	Parkson Holdings Berhad	461,150	412,148
	PBA Holdings Berhad	172,500	41,786
	Pelikan International Corp. Berhad	167,440	52,054
	Petronas Dagangan Berhad	384,400	781,365
	Petronas Gas Berhad	289,300	783,724
	PJ Development Holdings Berhad	440,000	52,804
	Plus Expressways Berhad	673,200	539,183
	Pos Malaysia & Services Holdings Berhad	567,400	317,327
	PPB Group Berhad	600,500	1,565,642
	Protasco Berhad	260,000	39,674
	Proton Holdings Berhad	587,200	277,681
	Puncak Niaga Holdings Berhad	224,960	160,948

22

	QL Resources Berhad	291,600	197,078
*	Ramunia Holdings Berhad	312,996	29,505
	Ranhill Berhad	380,700	85,340
	Resorts World Berhad	1,326,000	815,679
	RHB Capital Berhad	454,100	459,559
*	Salcon Berhad	220,600	23,584
	Sarawak Energy Berhad	835,400	460,278
	Sarawak Oil Palms Berhad	125,060	70,572
	Scientex, Inc. Berhad	120,564	32,228
	Scomi Group Berhad	2,283,200	204,965
	Selangor Dredging Berhad	366,400	40,212
	Shangri-La Hotels (Malaysia) Berhad	297,200	139,409
	Shell Refining Co. Federation of Malaysia Berhad	219,700	526,587
	SHL Consolidated Berhad	202,800	66,897
	Sime Darby Berhad	1,452,020	2,197,170
	SP Setia Berhad	1,001,900	908,777
	Star Publications (Malaysia) Berhad	645,200	556,526
*	Subur Tiasa Holdings Berhad	118,860	53,810
*	Sunrise Berhad	260,728	93,954
*	Sunway City Berhad	399,500	175,942
	Sunway Holdings Berhad	669,400	124,578
	Supermax Corp. Berhad	307,500	79,631
	Suria Capital Holdings Berhad	198,450	41,825
	Symphony House Berhad	101,160	5,277
	Ta Ann Holdings Berhad	111,320	86,062
	TA Enterprise Berhad	1,519,400	256,525
*	Talam Corp. Berhad	700,900	27,685
	Tamco Corp. Holdings Berhad	9,740	847
	Tan Chong Motor Holdings Berhad	676,900	233,179
	TDM Berhad	188,700	63,591
*	Tebrau Teguh Berhad	526,100	63,029
	Telekom Malaysia Berhad	662,400	579,434
	Tenaga Nasional Berhad	732,325	1,188,642
	TH Group Berhad	450,400	91,808
	Thong Guan Industries Berhad	61,800	11,910
*	Time Dotcom Berhad	1,887,800	141,992
*	TM International Berhad	1,010,400	884,774
	Top Glove Corp. Berhad	333,840	412,520
	Tradewinds (Malaysia) Berhad	175,700	140,282
	TRC Synergy Berhad	160,080	48,558
	UAC Berhad	22,764	17,537
	Uchi Technologies Berhad	171,300	43,059
*	UEM Land Holdings Berhad	617,250	129,182
	UMW Holdings Berhad	506,800	776,462
	Unico-Desa Plantations Berhad	924,193	153,350
	Unisem (M) Berhad	464,600	76,061
	United Malacca Rubber Estates Berhad	103,100	162,176
	United Plantations Berhad	97,400	270,645
	United U-Li Corp. Berhad	155,100	12,801
	Utusan Melayu (Malaysia) Berhad	50,400	8,401
	VADS Berhad	35,200	73,551
	VS Industry Berhad	167,208	53,323

23

	Wah Seong Corp. Berhad	230,625	63,414
*	WTK Holdings Berhad	525,750	113,990
	YTL Corp. Berhad	891,200	1,720,428
	YTL e-Solutions Berhad	713,500	58,757
	YTL Power International Berhad	1,354,154	706,334
	Yu Neh Huat Berhad	895,476	283,827
	Zelan Berhad	351,600	84,719
TOTAL COMMON STOCKS			58,146,340

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	187,905	15,626
*	Sunway Holdings Berhad Rights 02/23/09	223,133	—
TOTAL RIGHTS/WARRANTS			15,626

TOTAL — MALAYSIA			58,161,966

MEXICO — (5.4%)
COMMON STOCKS — (5.4%)
#	Alfa S.A.B. de C.V. Series A	473,440	807,009
* #	Alsea de Mexico S.A.B. de C.V.	368,800	129,630
#	America Movil S.A.B. de C.V. Series L	1,252,512	1,788,020
	America Movil S.A.B. de C.V. Series L ADR	345,275	9,843,790
* #	Axtel, S.A.B. de C.V.	514,710	213,159
*	Banco Compartamos S.A. de C.V.	329,820	609,490
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	470,800	1,700,704
* #	Carso Infraestructura y Construccion S.A.B. de CV	419,770	172,381
	Cementos de Mexico S.A.B de C.V. Series B	164,638	128,343
	Cemex S.A.B. de C.V. Sponsored ADR	691,959	5,390,361
#	Cia Minera Autlan S.A.B. de C.V.	80,600	153,152
	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	150,898
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	47,860	1,808,151
#	Consorcio ARA S.A.B. de C.V.	1,045,800	262,045
*	Corporacion GEO S.A.B. de C.V. Series B	753,100	830,820
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	131,695
	Corporacion Moctezuma S.A.B. de C.V.	226,900	289,324
* #	Desarrolladora Homex S.A.B. de C.V.	326,400	1,041,405
*	Dine S.A.B. de C.V.	7,300	2,693
	Embotelladora Arca S.A.B. de C.V., Mexico	948,429	1,689,934
*	Empresas ICA S.A.B. de C.V.	292,950	468,971
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	132,967	888,220
#	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	255,840	7,201,896
*	GMD Resorts S.A.B. de C.V.	13,000	4,298
* #	Gruma S.A.B. de C.V. Series B	196,562	85,097
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	427,500	464,179
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	51,800	968,660
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	1,316,072
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	504,476
#	Grupo Carso S.A.B. de C.V. Series A-1	874,200	1,997,591
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	426,208
	Grupo Continental S.A.B. de C.V.	481,180	736,809
#	Grupo Elektra S.A. de C.V.	173,466	4,008,457

24

	Grupo Financiero Banorte S.A.B. de C.V.	1,954,507	2,580,652
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,282,684	2,856,896
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	478,600	1,727,881
	Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	27,073
*	Grupo Industrial Saltillo S.A.B. de C.V.	58,600	9,748
*	Grupo Iusacell S.A.B. de C.V.	12,583	21,002
*	Grupo Kuo S.A.B. de C.V. Series B	191,500	61,979
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	9,591
	Grupo Mexico S.A.B. de C.V. Series B	5,603,598	3,092,894
#	Grupo Modelo S.A.B. de C.V. Series C	662,600	1,767,727
* #	Grupo Simec, S.A. de C.V.	185,200	290,034
	Grupo Televisa S.A.	191,500	536,754
	Grupo Televisa S.A. de C.V. Sponsored ADR	281,120	3,932,869
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	727,787	343,953
	Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	33,750
* #	Industrias CH S.A.B. de C.V. Series B	496,400	1,392,392
#	Industrias Penoles S.A.B. de C.V.	115,915	1,040,769
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	407,700	1,330,878
#	Mexichem Sab de CV	2,176,040	1,590,307
* #	Organizacion Soriana S.A.B. de C.V. Series B	1,753,000	2,762,378
*	Promotora y Operadora de Infraestructura S.A. de C.V.	78,980	87,955
	Telefonos de Mexico S.A.B. de C.V.	105,800	93,669
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	223,825	3,963,941
	Telmex Internacional S.A.B. de C.V.	105,800	50,001
	Telmex Internacional S.A.B. de C.V. ADR	225,025	2,139,988
#	TV Azteca S.A.B. de C.V. Series A	1,891,380	658,224
* #	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	999,700	1,026,329
*	Verzatec S.A.B. de C.V.	35,000	20,707
#	Vitro S.A.B. de C.V.	193,764	61,498
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	1,491,439	3,113,198

TOTAL — MEXICO			82,838,975

PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
	A. Soriano Corp.	818,000	37,006
	Aboitiz Equity Ventures, Inc.	2,807,000	334,561
	Ayala Corp. Series A	184,323	747,813
	Ayala Land, Inc.	4,325,220	566,254
	Banco de Oro Unibank, Inc.	452,760	214,202
	Bank of the Philippine Islands	1,610,419	1,154,570
*	Belle Corp.	4,248,000	50,930
*	Benpres Holdings Corp.	4,725,000	105,894
	China Banking Corp.	4,930	38,311
*	Digital Telecommunications Phils., Inc.	4,100,000	86,004
	DMCI Holdings, Inc.	923,000	53,962
	EEI Corp.	1,122,000	19,494
*	Empire East Land Holdings, Inc.	4,900,000	26,473
	Filinvest Development Corp.	863,000	18,459
	Filinvest Land, Inc.	13,929,687	121,013
*	First Philippines Holdings Corp.	375,300	151,652

25

	International Container Terminal Services, Inc.	953,800	214,324
	Jollibee Food Corp.	554,915	456,598
*	Lepanto Consolidated Mining Co. Series B	8,742,857	14,550
	Megaworld Properties & Holdings, Inc.	16,684,600	199,132
	Metro Bank & Trust Co.	679,700	324,542
*	Metro Pacific Corp. Series A	225,000	9,880
*	Paxys, Inc.	478,800	5,868
*	Philex Mining Corp.	616,200	58,530
	Philippine Long Distance Telephone Co.	9,640	420,437
	Philippine Long Distance Telephone Co. Sponsored ADR	38,300	1,694,775
*	Philippine National Bank	182,600	53,316
	Pilipino Telephone Corp.	2,404,000	341,382
	Rizal Commercial Banking Corp.	458,919	88,888
	Security Bank Corp.	162,600	80,202
	Semirara Mining Corp.	180,600	110,011
	Shang Properties, Inc.	174,286	3,608
	SM Development Corp.	978,120	45,226
	SM Prime Holdings, Inc.	726	109
	Union Bank of the Philippines	48,600	20,291

TOTAL — PHILIPPINES			7,868,267

POLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Agora SA	117,268	448,370
*	Amica Wronki SA	6,831	14,056
	Apator SA	24,049	65,766
	Asseco Poland SA	96,522	1,295,328
	Bank Millennium SA	558,281	333,739
	Bank Pekao SA	97,129	3,015,845
*	Bank Przemyslowo Handlowy BPH SA	16,918	168,568
	Bank Zackodni WBK SA	22,566	565,901
*	Barlinek SA	15,447	6,567
*	Bioton SA	2,123,779	120,713
*	Boryszew SA	35,796	22,569
*	BRE Bank SA	11,542	450,903
*	Budimex SA	16,560	261,860
*	Cersanit SA	85,762	222,542
	Ciech SA	13,452	92,139
	Debica SA	7,882	79,908
	Decora SA	5,510	12,888
*	Dom Development SA	1,173	8,454
*	Echo Investment SA	546,920	301,889
	Elektrobudowa SA	2,716	108,664
*	Elstar Oils SA	31,097	38,247
	Emperia Holding SA	37	581
	Eurocash SA	72,654	176,563
*	Fabryki Mebli Forte SA	20,079	21,702
*	Farmacol SA	34,487	245,905
*	Getin Holdings SA	549,924	580,254
	Grupa Kety SA	19,284	329,619
*	Grupa Lotos SA	126,974	282,221

26

	Impexmetal SA	174,925	68,225
	KGHM Polska Miedz SA	202,966	1,732,976
*	Koelner SA	8,603	20,132
	Kredyt Bank SA	88,369	154,987
*	Kroscienskie Huty Szkla Krosno SA	13,892	1,859
*	Lentex SA	10,470	30,273
*	LPP SA	664	205,595
*	MNI SA	43,384	27,741
*	Mondi Packaging Paper Swiecie SA	18,425	207,290
	Mostostal Siedlce SA	813,392	572,460
*	Mostostal Warszawa SA	7,354	100,617
*	Mostostal Zabrze Holding SA	134,151	114,385
	Multimedia Polska SA	16,549	33,822
*	Netia Holdings SA	343,589	254,085
*	NG2 SA	19,820	215,258
	Orbis SA	55,651	395,568
*	PBG SA	9,148	532,536
	Pekaes SA	19,118	43,812
	Pfleiderer Grajewo SA	55,729	95,274
*	Polnord SA	8,208	58,110
*	Polska Grupa Farmaceutyczna SA	12,886	69,087
*	Polski Koncern Miesny Duda SA	150,680	46,381
	Polski Koncern Naftowy Orlen SA	500,752	3,197,777
	Polskie Gornictwo Naftowe I Gazownictwo SA	764,559	829,726
	Powszechna Kasa Oszczednosci Bank Polski SA	325,953	2,581,825
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	60,990	173,329
*	Raciborska Fabryka Kotlow SA	61,088	59,710
	Sniezka SA	9,541	60,608
*	Stalexport SA	146,026	80,233
*	Sygnity SA	30,293	175,462
*	Synthos SA	1,251,209	135,423
	Telekomunikacja Polska SA	474,790	2,679,539
	TVN SA	101,916	344,670
*	Vistula Group SA	81,530	56,926
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	204,025
	Zaklady Azotowe Pulawy SA	14,551	167,366
	Zaklady Tluszcowe Kruszwica SA	5,218	63,635
	Zelmer SA	9,605	64,958

TOTAL — POLAND			25,127,446

SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	124,600	35,492

SOUTH AFRICA — (10.0%)
COMMON STOCKS — (10.0%)
	ABSA Group, Ltd.	340,644	3,068,803
*	Adcock Ingram Holdings, Ltd.	123,070	481,376

27

	Adcorp Holdings, Ltd.	105,072	234,809
	Advtech, Ltd.	411,295	148,083
	Aeci, Ltd.	232,654	1,154,385
	Afgri, Ltd.	973,526	466,752
*	Aflease Gold, Ltd.	169,085	25,928
	African Bank Investments, Ltd.	1,292,671	3,298,075
	African Oxygen, Ltd.	294,551	681,120
	African Rainbow Minerals, Ltd.	160,480	1,860,813
	Allied Electronics Corp., Ltd.	98,160	228,257
	Allied Technologies, Ltd.	77,718	381,135
	Anglo American Platinum Corp., Ltd.	21,902	896,755
	AngloGold Ashanti, Ltd.	6,997	198,221
	AngloGold Ashanti, Ltd. Sponsored ADR	125,447	3,599,074
	ArcelorMittal South Africa, Ltd.	225,881	1,759,606
	Argent Industrial, Ltd.	135,199	128,426
*	Argility, Ltd.	17,507	—
*	Aspen Pharmacare Holdings, Ltd.	255,512	1,051,730
	AST Group, Ltd.	345,273	18,485
	Astral Foods, Ltd.	78,450	695,272
#	Aveng, Ltd.	723,431	1,848,232
	AVI, Ltd.	509,598	966,343
*	Avusa, Ltd.	127,671	221,498
	Barloworld, Ltd.	332,545	1,086,146
	Bell Equipment, Ltd.	121,325	156,484
	Bidvest Group, Ltd.	258,737	2,512,860
	Capitec Bank Holdings, Ltd.	50,690	148,092
	Cashbuild, Ltd.	34,379	191,350
	Caxton & CTP Publishers & Printers, Ltd.	348,066	390,348
	Ceramic Industries, Ltd.	9,393	68,699
*	Cipla Medpro South Africa, Ltd.	513,514	130,324
	City Lodge Hotels, Ltd.	56,040	396,455
	Data Tec, Ltd.	145,828	216,342
	Datacentrix Holdings, Ltd.	81,947	24,643
	Delta Electrical Industries, Ltd.	28,740	25,942
	Dimension Data Holdings P.L.C.	1,349,445	694,900
	Discovery Holdings, Ltd.	436,975	1,083,041
	Distell Group, Ltd.	102,829	572,689
*	Distribution & Warehousing Network, Ltd.	141,669	96,815
*	Dorbyl, Ltd.	16,666	9,732
	Durban Roodeport Deep, Ltd.	897,668	617,330
*	ElementOne, Ltd.	90,000	105,274
*	Eqstra Holdings, Ltd.	143,595	100,636
	Exxaro Resources, Ltd.	221,163	1,461,707
	Famous Brands, Ltd.	63,448	98,828
	FirstRand, Ltd.	2,466,511	3,558,352
	Foschini, Ltd.	352,444	1,565,885
	Freeworld Coatings, Ltd.	267,450	173,419
	Gold Fields, Ltd.	64,532	678,689
	Gold Fields, Ltd. Sponsored ADR	888,600	9,339,186
	Gold Reef Resorts, Ltd.	225,079	367,944
	Grindrod, Ltd.	826,444	1,071,331
	Group Five, Ltd.	204,170	639,056

28

*	Harmony Gold Mining Co., Ltd.	159,622	1,879,551
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	317,400	3,745,320
	Highveld Steel & Vanadilum Corp., Ltd.	22,100	110,572
	Hudaco Industries, Ltd.	54,927	331,999
	Hulamin, Ltd.	120,469	151,933
	Iliad Africa, Ltd.	298,922	233,321
	Illovo Sugar, Ltd.	283,714	659,565
	Impala Platinum Holdings, Ltd.	364,837	4,175,819
	Imperial Holdings, Ltd.	354,942	1,771,868
	Investec, Ltd.	356,890	1,297,637
	JD Group, Ltd.	446,058	1,583,200
*	JSE, Ltd.	172,451	666,614
*	Kap International Holdings, Ltd.	308,543	39,147
	Kumba Iron Ore, Ltd.	49,041	706,403
	Lewis Group, Ltd.	174,543	730,838
	Liberty Holdings, Ltd.	145,385	945,445
	Massmart Holdings, Ltd.	196,552	1,547,791
	Medi-Clinic Corp., Ltd.	591,479	1,253,891
*	Merafe Resources, Ltd.	3,359,356	230,044
	Metair Investments, Ltd.	257,122	139,938
*	Metorex, Ltd.	429,924	90,548
	Metropolitan Holdings, Ltd.	1,292,310	1,527,716
#	Mondi, Ltd.	302,932	942,991
	Mr. Price Group, Ltd.	311,970	788,181
	MTN Group, Ltd.	1,027,491	9,743,179
	Murray & Roberts Holdings, Ltd.	339,974	1,420,179
	Mustek, Ltd.	68,947	18,868
	Mvelaphanda Group, Ltd.	465,492	197,406
	Nampak, Ltd.	1,316,764	1,680,001
	Naspers, Ltd. Series N	378,717	5,772,079
	Nedbank Group, Ltd.	356,116	3,140,876
	Network Healthcare Holdings, Ltd.	1,169,235	1,009,429
	New Clicks Holdings, Ltd.	473,371	759,561
	Northam Platinum, Ltd.	157,476	265,996
	Nu-World Holdings, Ltd.	23,372	34,303
	Oceana Group, Ltd.	75,475	169,251
	Omnia Holdings, Ltd.	114,060	554,221
	Palabora Mining Co., Ltd.	46,214	268,962
	Peregrine Holdings, Ltd.	366,422	256,687
	Pick’n Pay Stores, Ltd.	226,244	762,953
	Pretoria Portland Cement Co., Ltd.	470,905	1,354,262
	PSG Group, Ltd.	141,475	198,835
	Rainbow Chicken, Ltd.	55,781	76,059
	Raubex Group, Ltd.	185,202	305,893
	Reunert, Ltd.	254,714	1,172,968
	Sanlam, Ltd.	3,574,143	5,627,081
	Santam, Ltd.	79,919	608,376
	Sappi, Ltd.	220,024	716,209
	Sappi, Ltd. Sponsored ADR	361,562	1,146,152
	Sasol, Ltd.	1,232	32,803
	Sasol, Ltd. Sponsored ADR	467,800	12,420,090
*	SecureData Holdings, Ltd.	201,602	11,819

29

#	Sentula Mining, Ltd.	197,644	93,277
	Shoprite Holdings, Ltd.	441,820	2,340,686
*	Simmer & Jack Mines, Ltd.	695,227	141,557
	Spur Corp., Ltd.	214,190	158,810
	Standard Bank Group, Ltd.	1,111,526	7,638,995
	Steinhoff International Holdings, Ltd.	2,268,829	2,645,081
	Sun International, Ltd.	130,101	1,119,883
*	Super Group, Ltd.	138,600	20,867
	Telkom South Africa, Ltd.	213,765	2,418,088
#	Telkom South Africa, Ltd. Sponsored ADR	21,500	959,545
	The Spar Group, Ltd.	223,559	1,196,199
	Tiger Brands, Ltd.	157,638	2,161,620
*	Tiger Wheels, Ltd.	43,837	—
	Tongaat-Hulett, Ltd.	120,742	781,209
	Trans Hex Group, Ltd.	75,891	14,093
	Trencor, Ltd.	285,186	555,442
	Truworths International, Ltd.	429,292	1,473,074
	UCS Group, Ltd.	175,071	30,210
	Value Group, Ltd.	95,008	26,992
*	Wesizwe Platinum, Ltd.	390,905	44,059
	Wilson Bayly Holme-Ovcon, Ltd.	59,207	558,934
	Woolworths Holdings, Ltd.	1,324,745	1,735,080

TOTAL — SOUTH AFRICA			152,384,208

SOUTH KOREA — (10.9%)
COMMON STOCKS — (10.9%)
* #	Aekyung Petrochemical Co., Ltd.	5,250	54,481
*	Amorepacific Corp.	1,569	698,794
*	Asia Cement Manufacturing Co., Ltd.	4,030	117,131
*	Asia Paper Manufacturing Co., Ltd.	3,740	15,767
*	Asiana Airlines, Inc.	141,190	410,492
*	Bing Grae Co., Ltd.	8,660	247,075
* #	BNG Steel Co., Ltd	5,660	18,029
	Boo Kook Securities Co., Ltd.	4,620	56,197
*	Boryung Pharmaceutical Co., Ltd.	1,374	23,196
	Bu Kwang Pharmaceutical Co., Ltd.	14,098	200,531
*	Busan Bank	210,160	943,982
*	BYC Co., Ltd.	190	17,686
*	Byuck San Corp.	2,700	14,894
*	Byuck San Engineering and Construction Co., Ltd.	10,240	15,916
*	C & Heavy Industries Co., Ltd.	8,840	4,031
*	C&Woobang Construction Co., Ltd.	9,990	2,754
* #	Capro Corp.	28,740	94,658
*	Celrun Co., Ltd.	24,050	34,621
	Cheil Industrial, Inc.	52,680	1,261,601
	Cheil Worldwide, Inc.	3,884	503,572
*	Chin Hung International, Inc.	39,820	39,038
*	Cho Kwang Leather Co., Ltd.	6,000	22,087
*	Choil Aluminum Manufacturing Co., Ltd.	3,320	11,456
* #	Chong Kun Dang Pharmaceutical Corp.	15,254	188,139
*	Choongwae Holdings Co., Ltd.	1,206	4,593

30

* #	Choongwae Pharmaceutical Corp.	4,488	29,551
*	Chosun Refractories Co., Ltd.	1,980	107,883
*	Chungho Comnet Co., Ltd.	2,520	22,739
#	CJ CGV Co., Ltd.	18,250	184,974
#	CJ Cheiljedang Corp.	4,395	485,037
* #	CJ Corp.	20,328	483,657
*	Cosmochemical Co., Ltd.	4,900	13,045
*	Crown Confectionery Co., Ltd.	470	17,864
*	Dae Chang Industrial Co., Ltd.	37,100	10,386
*	Dae Dong Industrial Co., Ltd.	2,250	25,195
*	Dae Hyun Co., Ltd.	27,280	8,703
* #	Dae Sang Corp.	26,187	94,592
*	Dae Won Kang Up Co., Ltd.	25,600	28,788
* #	Daeduck Electronics Co., Ltd.	51,520	121,401
*	Daeduck Industries Co., Ltd.	15,230	52,974
*	Daegu Bank Co., Ltd.	210,140	1,053,696
*	Daehan City Gas Co., Ltd.	4,970	78,642
#	Daehan Fire & Marine Insurance Co., Ltd.	19,730	103,644
* #	Daehan Flour Mills Co., Ltd.	1,371	100,780
* #	Daehan Steel Co., Ltd.	3,328	114,539
	Daehan Synthetic Fiber Co., Ltd.	520	22,302
	Daekyo Co., Ltd.	66,110	201,896
*	Daekyung Machinery & Engineering Co., Ltd.	11,100	12,109
* #	Daelim Industrial Co., Ltd.	39,202	1,300,142
*	Daelim Trading Co., Ltd.	3,405	10,061
* #	Daesung Industrial Co., Ltd.	2,218	95,949
*	Daewon Cable Co., Ltd.	3,980	12,768
*	Daewon Pharmaceutical Co., Ltd.	10,340	29,318
* #	Daewoo Engineering & Construction Co., Ltd.	124,925	830,771
*	Daewoo International Corp.	35,143	610,033
* #	Daewoo Motor Sales Corp.	41,970	181,671
#	Daewoo Securities Co., Ltd.	136,120	1,653,341
* #	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	68,740	1,004,450
	Daewoong Co., Ltd.	1,280	16,164
#	Daewoong Pharmaceutical Co., Ltd.	5,296	189,029
*	Dahaam E-Tec Co., Ltd.	1,420	29,944
	Daishin Securities Co., Ltd.	77,350	903,670
*	Daiyang Metal Co., Ltd.	17,130	19,792
*	Daou Technology, Inc.	49,520	201,747
* #	DC Chemical Co., Ltd.	5,950	882,183
*	Digital Power Communications Co., Ltd.	30,360	18,591
*	Dong Ah Tire Industrial Co., Ltd.	5,410	24,493
	Dong Bu Insurance Co., Ltd.	45,320	467,168
#	Dong Wha Pharmaceutical Industries Co., Ltd.	6,611	151,275
* #	Dong-A Pharmaceutical Co., Ltd.	6,022	383,107
*	Dongbang Agro Co., Ltd.	8,450	38,015
*	Dongbang Transport Logistics Co., Ltd.	8,400	15,035
*	Dongbu Corp.	11,110	49,052
* #	Dongbu HiTek Co., Ltd.	34,668	82,419
	Dongbu Securities Co., Ltd.	37,101	137,264
* #	Dongbu Steel Co., Ltd.	22,080	88,034
*	Dong-Il Corp.	526	18,969

31

*	Dongil Paper Manufacturing Co., Ltd.	26,200	15,421
*	Dongkook Industrial Co., Ltd.	8,860	5,443
#	Dongkuk Steel Mill Co., Ltd.	52,240	913,859
*	Dongwon F&B Co., Ltd.	1,340	24,375
*	Dongwon Industries Co., Ltd.	1,963	123,233
*	Dongwon Systems Corp.	117,380	96,897
*	Dongyang Engineering & Construction Corp.	1,070	9,226
* #	Dongyang Mechatronics Corp.	35,609	61,122
* #	Doosan Construction & Engineering Co., Ltd.	49,350	198,308
*	Doosan Corp.	5,756	431,843
* #	Doosan Heavy Industries & Construction Co., Ltd.	15,890	809,422
* #	Doosan Infracore Co., Ltd.	52,730	504,643
*	DPI Co., Ltd.	7,711	32,211
*	DuzonBIzon Co., Ltd.	17,060	7,127
* #	E1 Corp.	4,869	241,482
*	Eagon Industrial Co., Ltd.	2,210	8,331
*	En Paper Manufacturing Co., Ltd.	6,220	7,601
*	e-Starco Co., Ltd.	25,580	8,468
*	F&F Co., Ltd.	6,240	11,678
* #	First Fire & Marine Insurance Co., Ltd.	15,260	52,822
* #	Firstech Co., Ltd.	7,616	7,203
*	Foosung Co., Ltd.	11,953	25,545
*	Fursys, Inc.	11,420	161,935
*	Gaon Cable Co., Ltd.	2,610	36,011
*	GIIR, Inc.	13,310	91,568
*	Global & Yuasa Battery Co., Ltd.	13,750	201,810
* #	Glovis Co., Ltd.	5,192	180,553
* #	Green Cross Corp.	2,552	158,459
*	Green Cross Holdings Corp.	1,010	43,699
#	Green Non-Life Insurance Co., Ltd.	6,985	22,468
* #	GS Engineering & Construction Corp.	23,241	983,166
*	GS Holdings Corp.	68,300	1,294,192
#	Gwangju Shinsegae Co., Ltd.	922	64,766
*	Halla Climate Control Corp.	58,300	292,415
* #	Halla Engineering & Construction Corp.	4,270	36,902
*	Han All Pharmaceutical Co., Ltd.	15,710	27,011
* #	Han Kuk Carbon Co., Ltd.	30,740	120,145
	Han Yang Securities Co., Ltd.	15,770	90,684
	Hana Financial Group, Inc.	126,774	2,074,649
	Handok Pharmaceuticals Co., Ltd.	2,270	18,030
* #	Handsome Corp.	30,514	183,416
*	Hanil Cement Manufacturing Co., Ltd.	9,123	412,873
*	Hanil Construction Co., Ltd.	6,956	21,463
*	Hanil E-Wha Co., Ltd.	14,390	13,960
*	Hanjin Heavy Industries & Construction Co., Ltd.	14,760	319,241
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	19,395	172,744
* #	Hanjin Shipping Co., Ltd.	77,826	1,089,674
* #	Hanjin Transportation Co., Ltd.	14,230	360,942
*	Hankook Cosmetics Co., Ltd.	16,530	28,826
	Hankook Shell Oil Co., Ltd.	470	23,881
	Hankook Tire Manufacturing Co., Ltd.	98,060	931,728
*	Hankuk Electric Glass Co., Ltd.	7,490	121,538

32

*	Hankuk Glass Industries, Inc.	3,640	49,157
*	Hankuk Paper Manufacturing Co., Ltd.	5,240	92,250
* #	Hanmi Pharm Co., Ltd.	4,908	381,363
*	Hansae Co., Ltd.	12,022	16,354
*	Hansae Yes24 Holdings Co., Ltd.	4,007	8,598
*	Hanshin Construction Co., Ltd.	4,960	56,301
*	Hansol Chemical Co., Ltd.	5,000	16,216
* #	Hansol CSN Co., Ltd.	27,060	17,391
* #	Hansol LCD, Inc.	2,660	32,277
*	Hansol Paper Co., Ltd.	50,930	318,455
* #	Hanssem Co., Ltd.	19,200	81,799
*	Hanwha Chemical Corp.	123,692	644,332
*	Hanwha Corp.	32,310	664,016
* #	Hanwha Non-Life Insurance Co., Ltd.	19,676	95,661
	Hanwha Securities Co., Ltd.	60,369	315,468
*	Hanwha Timeworld Co., Ltd.	2,210	15,467
*	Heung-A Shipping Co., Ltd.	18,040	12,566
* #	Hite Brewery Co., Ltd.	3,638	391,493
*	Hite Holdings Co., Ltd.	7,404	84,126
#	HMC Investment Securities Co., Ltd.	13,308	125,624
*	Honam Petrochemical Corp.	19,580	819,482
*	Hotel Shilla Co., Ltd.	48,410	443,411
*	HS R&A Co., Ltd.	2,540	8,623
	Huchems Fine Chemical Corp.	11,720	180,806
*	Huneed Technologies	3,778	8,488
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	21,329	75,421
*	Husteel Co., Ltd.	7,050	89,904
*	Hwa Sung Industrial Co., Ltd.	4,820	17,740
*	Hwacheon Machine Tool Co., Ltd.	1,740	30,066
*	Hwashin Co., Ltd.	12,790	13,618
* #	Hynix Semiconductor, Inc.	351,331	2,220,218
* #	Hyosung T & C Co., Ltd.	32,142	1,113,848
*	Hyundai Auton Co., Ltd.	97,420	199,203
*	Hyundai Cement Co., Ltd.	2,340	20,244
* #	Hyundai Corp.	6,810	78,152
*	Hyundai Department Store Co., Ltd.	16,893	771,713
* #	Hyundai Development Co.	56,929	1,488,886
* #	Hyundai DSF Co., Ltd.	5,140	24,807
* #	Hyundai Elevator Co., Ltd.	3,535	145,048
* #	Hyundai Engineering & Construction Co., Ltd.	16,083	657,444
*	Hyundai H & S Co., Ltd.	7,131	314,608
#	Hyundai Heavy Industries Co., Ltd.	8,150	1,148,625
#	Hyundai Hysco	54,130	246,871
#	Hyundai Marine & Fire Insurance Co., Ltd.	65,580	575,849
* #	Hyundai Merchant Marine Co., Ltd.	26,331	588,423
#	Hyundai Mipo Dockyard Co., Ltd.	14,255	1,610,725
* #	Hyundai Mobis	34,502	1,606,532
#	Hyundai Motor Co., Ltd.	84,876	2,864,722
	Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	19,335
	Hyundai Securities Co., Ltd.	187,743	1,441,304
#	Hyundai Steel Co.	65,560	1,747,940
*	IB Sports, Inc.	5,200	7,642

33

* #	IHQ, Inc.	8,010	7,386
	Il Dong Pharmaceutical Co., Ltd.	3,854	67,569
	Il Yang Pharmaceutical Co., Ltd.	8,053	95,222
*	Iljin Diamond Co., Ltd.	1,017	5,231
* #	Iljin Electric Co., Ltd.	17,684	49,117
*	Iljin Holdings Co., Ltd.	16,273	28,086
*	Ilsung Pharmaceutical Co., Ltd.	2,088	93,167
*	Industrial Bank of Korea	136,340	842,925
	InziControls Co., Ltd.	4,010	5,553
*	IS Dongseo Co., Ltd.	14,080	71,053
*	ISU Chemical Co., Ltd.	9,330	73,826
* #	Jahwa Electronics Co., Ltd.	8,280	24,446
	Jeil Mutual Savings Bank	3,200	5,972
*	Jeil Pharmaceutical Co.	8,000	31,228
#	Jeonbuk Bank, Ltd.	56,026	180,524
#	Jinheung Mutual Savings Bank Co., Ltd.	12,577	16,058
*	Joongang Construction Co., Ltd.	2,430	7,681
*	K.C. Tech Co., Ltd.	12,007	26,062
*	Kangwon Land, Inc.	76,360	696,408
*	KB Financial Group, Inc.	11,530	309,227
*	KB Financial Group, Inc. ADR	206,311	5,335,202
	KCC Corp.	6,249	1,269,563
*	KCTC	1,450	10,639
* #	Keangnam Enterprises, Ltd.	16,335	61,954
*	KEC Corp.	16,042	6,919
*	KEC Holdings Co., Ltd.	5,347	3,055
*	Keyang Electric Machinery Co., Ltd.	15,560	14,910
* #	KG Chemical Corp.	4,650	19,846
* #	Kia Motors Corp.	263,080	1,466,592
*	KIC, Ltd.	4,800	18,780
* #	KIRIN Co., Ltd.	33,750	19,581
*	KISCO Corp.	6,158	191,935
*	KISWIRE, Ltd.	11,440	241,801
*	Koas Well Co., Ltd.	12,000	6,082
*	Kolon Engineering & Construction Co., Ltd.	24,000	109,205
*	Kolon Industries, Inc.	19,056	368,883
	Korea Cast Iron Pipe Co., Ltd.	9,870	18,523
*	Korea Circuit Co., Ltd.	3,970	6,184
* #	Korea Cottrell Co., Ltd.	17,020	93,733
*	Korea Development Co., Ltd.	6,380	25,855
#	Korea Development Leasing Corp.	3,890	85,320
*	Korea Electric Power Corp.	34,920	705,665
*	Korea Electric Power Corp. Sponsored ADR	140,703	1,398,588
	Korea Electric Terminal Co., Ltd.	7,750	59,053
*	Korea Exchange Bank	271,479	1,292,719
*	Korea Export Packing Industries Co., Ltd.	4,160	21,151
*	Korea Express Co., Ltd.	6,408	424,388
*	Korea Flange Co., Ltd.	2,740	13,420
*	Korea Gas Corp.	12,128	447,983
	Korea Investment Holdings Co., Ltd.	55,670	1,114,497
*	Korea Iron & Steel Co., Ltd.	1,289	48,773
#	Korea Kolmar Co., Ltd.	6,410	11,476

34

* #	Korea Komho Petrochemical Co., Ltd.	19,170	288,970
*	Korea Line Corp.	9,894	455,096
	Korea Mutual Savings Bank	2,080	22,962
* #	Korea Petrochemical Industry Co., Ltd.	4,050	58,325
*	Korea Petroleum Industrial Co., Ltd.	292	14,851
#	Korea Reinsurance Co., Ltd.	71,489	485,189
*	Korea Technology Industry Co., Ltd.	84,600	107,456
* #	Korea Zinc Co., Ltd.	11,973	762,764
*	Korean Air Co., Ltd.	49,156	1,235,350
*	Korean Air Terminal Service Co., Ltd.	1,600	30,241
	Korean French Banking Corp.	24,580	11,119
* #	KP Chemical Corp.	47,750	165,808
	KPX Chemical Co., Ltd.	2,482	71,433
	KPX Fine Chemical Co., Ltd.	1,636	39,955
	KPX Holdings Corp.	1,163	26,951
	KT Corp.	19,320	553,310
*	KT Corp. Sponsored ADR	71,482	1,010,041
*	KT Freetel, Ltd.	63,980	1,340,365
	KT&G Corp.	29,985	1,796,322
*	KTB Securities Co., Ltd.	67,470	149,189
*	Kukdo Chemical Co., Ltd.	5,860	84,014
* #	Kumho Electronics Co., Ltd.	6,538	104,711
*	Kumho Industrial Co., Ltd.	39,200	386,055
	Kumho Investment Bank	73,810	24,847
* #	Kumho Tire Co., Inc.	61,780	200,885
*	Kumkang Industrial Co., Ltd.	4,780	25,928
*	Kunsul Chemical Industrial Co., Ltd.	1,950	14,548
*	Kwang Dong Pharmaceutical Co., Ltd.	52,850	114,903
	Kyeryong Construction Industrial Co., Ltd.	9,350	129,596
	Kyobo Securities Co., Ltd.	26,900	153,468
	Kyung Nong Corp.	9,330	23,409
*	Kyungbang Co., Ltd.	1,042	51,967
*	Kyungdong City Gas Co., Ltd.	1,630	56,435
*	Kyung-in Synthetic Corp.	1,890	20,302
*	Kyungnam Energy Co., Ltd.	8,290	13,770
* #	LG Chemical, Ltd.	32,442	1,859,103
* #	LG Corp.	37,630	1,042,083
	LG Dacom Corp.	47,120	623,128
* #	LG Display Co., Ltd. ADR	143,300	1,364,216
#	LG Electronics, Inc.	44,150	2,256,941
* #	LG Fashion Corp.	21,442	279,515
#	LG Household & Healthcare Co., Ltd.	5,353	643,982
	LG International Corp.	38,238	496,427
* #	LG Life Sciences, Ltd.	10,000	286,958
	LG Phillips LCD Co., Ltd.	38,000	726,611
*	LG Telecom, Ltd.	118,190	790,117
#	LIG Insurance Co., Ltd.	40,870	331,529
*	Lotte Chilsung Beverage Co., Ltd.	1,092	683,487
*	Lotte Confectionary Co., Ltd.	839	735,564
* #	Lotte Midopa Co., Ltd.	28,620	157,565
* #	Lotte Sam Kang Co., Ltd.	1,063	101,855
	Lotte Shopping Co., Ltd.	9,380	1,278,328

35

*	Lotte Tour Development Co., Ltd.	2,830	37,172
*	LS Corp.	16,720	890,582
* #	LS Industrial Systems Co., Ltd.	11,760	400,376
#	Macquarie Korea Infrastructure Fund	176,977	648,232
#	Meritz Fire Marine Insurance Co., Ltd.	100,079	254,255
	Meritz Securities Co., Ltd.	264,680	171,620
#	Mirae Asset Securities Co., Ltd.	15,616	823,771
	Miwon Commercial Co., Ltd.	1,060	28,349
*	Moorim Paper Co., Ltd.	11,110	61,497
*	Motonic Corp.	6,500	28,293
* #	Namhae Chemical Corp.	19,150	298,642
* #	Namkwang Engineering & Construction Co., Ltd.	17,110	145,220
*	Namyang Dairy Products Co., Ltd.	760	254,544
*	Nasan Co., Ltd.	8,964	6,495
#	NCsoft Corp.	13,230	596,111
*	Nexen Corp.	1,550	20,543
#	Nexen Tire Corp.	44,200	83,213
#	NH Investment & Securities Co., Ltd.	38,960	183,880
* #	Nong Shim Co., Ltd.	3,890	562,920
* #	Nong Shim Holdings Co., Ltd.	1,770	69,229
*	Noroo Paint Co., Ltd.	3,854	6,493
*	ON*Media Corp.	96,430	128,626
* #	Orientbio, Inc.	25,131	14,560
* #	ORION Corp.	3,098	313,709
*	Ottogi Corp.	2,075	198,593
*	Pacific Corp.	5,396	360,590
*	Pacific Pharmaceutical Co., Ltd.	902	17,492
*	Paik Kwang Industrial Co., Ltd.	600	18,475
	Pang Rim Co., Ltd.	2,820	22,501
*	PaperCorea, Inc.	7,930	34,606
	Pohang Coated Steel Co., Ltd.	6,940	80,692
*	Poong Lim Industrial Co., Ltd.	10,310	13,841
*	Poongsan Corp.	16,548	119,504
*	Poongsan Holdings Corp.	3,110	25,449
	POSCO	5,467	1,396,020
#	POSCO ADR	81,940	5,204,829
*	Prime Entertainment Co., Ltd.	713	310
*	Pulmuone Co., Ltd.	4,636	269,302
*	Pum Yang Construction Co., Ltd.	3,390	23,374
*	Pusan City Gas Co., Ltd.	7,420	93,561
*	Pyung Hwa Holdings Co., Ltd.	2,146	1,620
*	Pyung Hwa Industrial Co., Ltd.	2,682	2,752
*	RNL BIO Co., Ltd.	6,058	7,111
*	S&T Corp.	18	218
* #	S&T Daewoo Co., Ltd.	6,200	41,495
*	S&T Dynamics Co., Ltd.	39,336	247,917
*	S&T holdings Co, Ltd.	8,617	31,948
* #	S&T Motors Co., Inc.	31,290	7,248
	S1 Corp.	10,010	341,846
*	Saehan Industries, Inc.	46,150	238,430
*	Saehan Media Corp.	17,170	13,384
*	Sajo Industries Co., Ltd.	5,440	85,633

36

*	Sajodaerim Corp.	1,660	14,632
*	Sam Jin Pharmaceutical Co., Ltd.	13,718	148,945
*	Sam Kwang Glass Industrial Co., Ltd.	2,130	28,927
*	Sam Lip General Foods Co., Ltd.	3,770	18,886
*	Sam Yung Trading Co., Ltd.	4,000	8,043
* #	Sambu Construction Co., Ltd.	7,899	113,718
* #	Samchully Co., Ltd.	3,288	283,299
* #	Samho International Co., Ltd.	7,527	15,264
*	Samhwa Crown and Closure Co., Ltd.	1,770	19,243
*	Samhwa Paints Industrial Co., Ltd.	9,710	23,737
*	Samick Musical Instruments Co., Ltd.	22,800	9,139
*	Samil Pharmaceutical Co., Ltd.	2,090	8,807
#	Samsung Card Co., Ltd.	31,487	849,750
*	Samsung Climate Control Co., Ltd.	4,190	16,042
	Samsung Corp.	79,060	2,315,073
#	Samsung Electro-Mechanics Co., Ltd.	63,800	1,562,481
	Samsung Electronics Co., Ltd.	46,112	16,033,137
	Samsung Engineering Co., Ltd.	17,810	692,220
	Samsung Fine Chemicals Co., Ltd.	19,306	591,389
	Samsung Fire and Marine Insurance, Ltd.	10,628	1,256,561
#	Samsung Heavy Industries Co., Ltd.	52,700	1,004,433
	Samsung SDI Co., Ltd.	46,832	2,253,937
#	Samsung Securities Co., Ltd.	24,653	1,102,584
#	Samsung Techwin Co., Ltd.	27,550	565,138
*	Samwhan Corp.	6,650	51,957
* #	Samyang Corp.	7,444	149,064
*	Samyang Foods Co., Ltd.	1,990	21,347
*	Samyang Genex Co., Ltd.	2,774	124,255
*	Samyang Tongsang Co., Ltd.	720	8,744
*	Samyoung Electronics Co., Ltd.	17,540	96,251
*	SAVEZONE I&C Corp.	16,940	10,800
*	SC Engineering Co., Ltd.	3,275	10,223
* #	Seah Besteel Corp.	17,770	193,199
*	SeAH Holdings Corp.	1,770	80,325
*	SeAH Steel Corp.	3,630	111,268
*	Sebang Co., Ltd.	15,590	112,979
*	Sejong Industrial Co., Ltd.	16,050	39,908
*	Sempio Foods Co.	4,280	69,600
*	Seoul City Gas Co., Ltd.	1,090	43,327
#	Seoul Securities Co., Ltd.	581,207	432,068
* #	Serim Paper Manufacturing Co., Ltd.	10,720	41,386
* #	Seshin Co., Ltd.	2,000	298
* #	Sewon Cellontech Co., Ltd.	26,024	124,552
*	SGWICUS Corp.	12,450	11,503
*	SH Chemical Co., Ltd.	25,000	6,729
*	Shin Won Corp.	41,750	33,476
	Shin Young Securities Co., Ltd.	6,630	137,604
*	Shinhan Engineering & Construction Co., Ltd.	4,013	28,549
*	Shinhan Financial Group Co., Ltd.	40,150	811,136
* #	Shinhan Financial Group Co., Ltd. ADR	85,055	3,391,143
	Shinhung Co., Ltd.	1,510	11,205
*	Shinpoong Pharmaceutical Co., Ltd.	1,300	16,139

37

	Shinsegae Co., Ltd.	4,219	1,350,217
	Shinsegae Engineering & Construction Co., Ltd.	1,750	15,988
	Shinsegae Internet & Commerce Co., Ltd.	1,000	26,276
*	Shinsung Engineering Co., Ltd.	4,066	9,637
*	Shinsung FA Co., Ltd.	4,066	8,547
* #	Shinsung Holdings Co., Ltd.	17,114	75,190
*	Shinsung Tongsang Co., Ltd.	7,800	16,018
	Silla Trading Co., Ltd.	15,950	136,217
*	Sindo Ricoh Co., Ltd.	6,002	228,049
* #	SJM Co., Ltd.	7,780	17,771
#	SK Chemicals Co., Ltd.	21,794	523,510
	SK Co., Ltd.	32,696	2,402,550
	SK Energy Co., Ltd.	36,825	2,097,683
	SK Gas Co., Ltd.	4,053	147,774
*	SK Networks Co., Ltd.	68,820	445,766
	SK Telecom Co., Ltd.	5,026	749,952
	SK Telecom Co., Ltd. ADR	101,900	1,666,065
* #	SKC Co., Ltd.	30,120	283,430
	SL Corp.	3,300	6,137
#	S-Oil Corp.	25,449	1,071,206
#	Solomon Mutual Savings Bank	7,126	11,056
*	Ssangyong Cement Industry Co., Ltd.	36,347	157,293
*	Ssangyong Corp.	1,896	8,265
* #	Ssangyong Motor Co.	65,620	63,023
* #	STX Corp.	14,515	205,842
*	STX Engine Co., Ltd.	27,160	435,186
* #	STX Shipbuilding Co., Ltd.	56,426	571,019
*	Suheung Capsule Co., Ltd.	2,500	9,324
*	Sung Bo Chemicals Co., Ltd.	1,020	15,417
* #	Sung Shin Cement Co., Ltd.	10,810	29,624
*	Sungchang Enterprise Holdings, Ltd.	6,250	83,345
*	Sungjee Construction Co., Ltd.	2,570	9,099
* #	Sungwon Corp.	17,330	44,343
*	Sunjin Co., Ltd.	470	6,345
#	Sunkyong Securities Co., Ltd.	306,610	323,826
* #	Sunwoo Shipping & Technology Co., Ltd.	53,310	20,374
*	Tae Kwang Industrial Co., Ltd.	628	414,128
*	Tae Kyung Industrial Co., Ltd.	28,410	73,246
	Taegu Department Store	4,530	24,897
* #	Taeyoung Engineering & Construction	74,380	239,651
*	Tai Han Electric Wire Co., Ltd.	38,580	428,984
*	Tai Lim Packaging Industries Co., Ltd.	47,100	22,647
*	Taihan Textile Co., Ltd.	620	9,011
*	Tec & Co.	3,267	4,447
*	Telcoware Co., Ltd.	2,000	8,965
* #	Tong Yang Major Corp.	54,585	97,744
*	Tong Yang Moolsan Co., Ltd.	6,560	27,159
#	Tong Yang Securities, Inc.	112,223	596,259
*	TRYBRANDS, Inc.	1,732	2,996
*	TS Corp.	3,021	124,939
* #	Uangel Corp.	6,570	30,231
*	Uni Chem Co., Ltd.	21,050	7,569

38

*	Unid Co., Ltd.	5,230	109,926
*	Union Steel Manufacturing Co., Ltd.	9,090	91,786
*	Uniquest Corp.	7,000	14,904
*	VGX International, Inc.	5,959	5,186
*	Whanin Pharmaceutical Co., Ltd.	3,640	31,501
*	Woongjin Coway Co., Ltd.	31,060	570,638
* #	Woongjin Thinkbig Co., Ltd.	12,949	157,446
*	Woongjin.Com Co., Ltd.	49,150	402,074
*	Woori Financial Co., Ltd.	8,910	20,891
	Woori Investment & Securities Co., Ltd.	119,664	1,439,383
*	WooSung Feed Co., Ltd.	20,370	18,564
*	YESCO Co., Ltd.	2,820	57,321
*	Yoosung Enterprise Co., Ltd.	9,370	11,682
* #	Youlchon Chemical Co., Ltd.	25,230	120,200
*	Youngone Corp.	56,400	263,820
*	Youngpoong Corp.	928	368,081
*	Yuhan Corp.	5,355	775,040
	Yuhwa Securities Co., Ltd.	4,570	42,400
* #	Yungjin Pharm Co., Ltd.	48,808	32,732
*	Yuyang Telecom Co., Ltd.	2,250	7,266
	Yuyu Pharma, Inc.	2,440	13,990
TOTAL COMMON STOCKS			166,200,715

RIGHTS/WARRANTS — (0.0%)
*	Shinsung Holdings Co., Ltd. Rights 02/09/09	6,844	12,154

TOTAL — SOUTH KOREA			166,212,869

TAIWAN — (10.0%)
COMMON STOCKS — (10.0%)
*	A.G.V. Products Corp.	532,881	100,481
	Aaeon Technology, Inc.	35,878	38,418
	Ability Enterprise Co., Ltd.	318,343	202,125
	Abocom Systems, Inc.	70,154	10,253
	Acbel Polytech, Inc.	608,426	222,576
*	Accton Technology Corp.	786,000	167,661
	Acer, Inc.	1,913,354	2,376,136
	Advanced Semiconductor Engineering, Inc.	1,549,337	501,541
	Advanced Semiconductor Engineering, Inc. ADR	481,536	770,458
	Advantech Co., Ltd.	228,079	281,575
	Allis Electric Co., Ltd.	117,000	15,576
	Altek Corp.	391,861	312,196
	Ampoc Far East Co., Ltd.	79,567	15,496
	Amtran Technology Co., Ltd.	1,160,126	352,168
	Apex Biotechnology Corp.	76,900	102,245
*	Arima Communication Corp.	465,383	65,284
*	Arima Computer Corp.	743,445	54,523
*	Arima Optoelectronics Corp.	167,520	17,178
	Asia Cement Corp.	1,582,312	1,113,368
	Asia Chemical Corp.	366,000	135,558
	Asia Polymer Corp.	321,000	158,688

39

	Asia Vital Components Co., Ltd.	328,720	125,279
	Asustek Computer, Inc.	2,835,527	2,567,620
	Aten International Co., Ltd.	93,622	113,183
	AU Optronics Corp.	1,466,502	1,036,329
	AU Optronics Corp. Sponsored ADR	647,118	4,581,595
	Audix Co., Ltd.	123,969	40,116
	Aurora Corp.	198,226	131,920
	Aurora Systems Corp.	72,072	30,378
	Avermedia Technologies, Inc.	284,196	185,862
	Avision, Inc.	183,263	38,728
	Awea Mechantronic Co., Ltd.	47,355	29,916
	Bank of Kaohsiung Co., Ltd.	529,600	102,463
	Basso Industry Corp., Ltd.	290,427	126,062
*	Behavior Tech Computer Corp.	84,400	4,007
	Bes Engineering Corp.	2,807,050	498,373
	Biostar Microtech International Corp.	138,712	28,728
	C Sun Manufacturing, Ltd.	132,367	33,758
*	Carnival Industrial Corp.	287,000	31,166
	Catcher Co., Ltd.	455,339	780,983
	Cathay Chemical Works, Inc.	15,000	3,033
	Cathay Financial Holdings Co., Ltd.	1,996,210	1,938,534
	Cathay Real Estate Development Co., Ltd.	1,774,000	361,169
	Central Reinsurance Co., Ltd.	376,897	81,747
	Chain Qui Development Co., Ltd.	77,464	24,390
	Champion Building Materials Co., Ltd.	481,381	94,710
	Chang Hwa Commercial Bank	3,890,000	1,227,866
	Charoen Pokphand Enterprises Co., Ltd.	268,000	83,512
	Cheng Loong Corp.	1,671,000	311,550
	Cheng Shin Rubber Industry Co., Ltd.	573,816	400,928
	Cheng Uei Precision Industry Co., Ltd.	440,351	430,421
	Chenming Mold Industrial Corp.	98,708	25,676
	Chi Mei Optoelectronic Corp.	5,736,529	1,750,133
*	Chia Her Industrial Co., Ltd.	140,000	3,303
*	Chia Hsin Cement Corp.	855,382	290,944
*	Chia Ta World Co., Ltd.	80,000	124,591
	Chicony Electronics Co., Ltd.	310,585	280,386
*	Chien Shing Stainless Steel Co., Ltd.	191,000	21,081
	Chilisin Electronics Corp.	71,784	14,349
*	China Airlines	2,613,621	488,702
	China Chemical & Pharmaceutical Co.	552,000	202,063
	China Development Financial Holding Corp.	11,707,592	2,018,328
	China Ecotek Corp.	60,000	56,109
	China Electric Manufacturing Co., Ltd.	479,220	139,575
*	China General Plastics Corp.	514,000	130,984
	China Glaze Co., Ltd.	111,264	19,942
	China Hi-Ment Corp.	124,135	122,562
*	China Life Insurance Co., Ltd.	1,374,280	462,769
	China Man-Made Fiber Co., Ltd.	2,181,662	249,530
	China Metal Products Co., Ltd.	426,060	198,990
	China Motor Co., Ltd.	1,650,716	403,165
*	China Petrochemical Development Corp.	3,267,640	582,742
	China Steel Chemical Corp.	97,998	147,800

40

	China Steel Corp.	2,880,679	1,944,215
	China Steel Structure Co., Ltd.	127,000	48,681
	China Synthetic Rubber Corp.	474,000	390,465
*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	29,904
	Chinatrust Financial Holdings Co., Ltd.	5,706,945	1,883,864
	Chinese Maritime Transport, Ltd.	104,460	164,630
	Ching Feng Home Fashions Industries Co., Ltd.	142,657	16,740
	Chin-Poon Industrial Co., Ltd.	617,000	173,501
	Chroma Ate, Inc.	414,811	220,406
	Chun Yu Works & Co., Ltd.	230,000	49,208
	Chun Yuan Steel Industrial Co., Ltd.	657,541	185,817
	Chung Hsin Electric & Machinery Co., Ltd.	564,000	216,046
	Chung Hung Steel Corp.	1,644,000	550,745
	Chung Hwa Pulp Corp.	650,000	160,253
	Chungwa Picture Tubes Co., Ltd.	11,868,604	1,091,745
	Clevo Co.	451,896	348,509
*	CMC Magnetics Corp.	5,051,000	695,384
	Collins Co., Ltd.	180,600	37,680
	Compal Communications, Inc.	436,744	282,849
	Compal Electronics, Inc.	3,743,367	1,896,755
	Compeq Manufacturing Co., Ltd.	1,606,000	195,809
	Continental Engineering Corp.	945,667	226,072
	Cosmo Electronics Corp.	91,500	72,264
*	Cosmos Bank Taiwan	233,263	12,687
	CTCI Corp.	448,896	278,710
	CX Technology Co., Ltd.	80,579	16,729
	Cybertan Technology, Inc.	259,255	172,912
	Cyntec Co., Ltd.	127,364	104,611
	Da-Cin Construction Co., Ltd.	353,809	116,124
*	Delpha Construction Co., Ltd.	199,000	15,157
	Delta Electronics Industrial Co., Ltd.	527,605	827,754
	Depo Auto Parts Industrial Co., Ltd.	146,634	165,257
	Diamond Flower Electric Instrument Co., Ltd.	81,754	91,159
	D-Link Corp.	805,211	446,347
	E.Sun Financial Holding Co., Ltd.	5,216,825	1,199,531
	Eastern Media International	1,491,360	147,623
	Eclat Textile Co., Ltd.	145,612	41,193
	Edom Technology Co., Ltd.	101,600	17,229
	Elan Microelectronics Corp.	334,974	243,609
	E-Lead Electronic Co., Ltd.	38,846	14,234
	Elite Material Co., Ltd.	253,955	40,634
	Elite Semiconductor Memory Technology, Inc.	448,390	265,895
	Elitegroup Computer Systems Co., Ltd.	1,336,334	222,188
*	EnTie Commercial Bank	126,166	36,992
	Epistar Corp.	807,413	734,728
	Eternal Chemical Co., Ltd.	1,082,602	467,949
*	Eva Airways Corp.	2,627,245	493,830
	Everest Textile Co., Ltd.	303,064	34,710
	Evergreen International Storage & Transport Corp.	849,000	390,336
	Evergreen Marine Corp., Ltd.	1,377,170	553,369
	Everlight Chemical Industrial Corp.	487,000	127,869

41

	Everlight Electronics Co., Ltd.	200,890	266,679
*	Everspring Industry Co., Ltd.	76,000	11,213
*	Evertop Wire Cable Corp.	100,459	11,631
	Excel Cell Electronics Co., Ltd.	90,000	19,616
	Far East Textile, Ltd.	2,036,845	1,271,458
	Far Eastern Department Stores, Ltd.	990,046	448,401
*	Far Eastern International Bank	3,024,265	446,336
	Federal Corp.	539,982	157,924
	Feng Hsin Iron & Steel Co., Ltd.	430,131	462,123
	Feng Tay Enterprise Co., Ltd.	384,808	173,898
	First Copper Technology Co., Ltd.	208,000	31,235
	First Financial Holding Co., Ltd.	3,391,306	1,457,788
	First Hotel	212,737	112,042
	First Steamship Co., Ltd.	164,000	152,811
	Flytech Technology Co., Ltd.	81,900	105,952
	Formosa Chemicals & Fiber Co., Ltd.	2,276,830	2,440,270
	Formosa Epitaxy, Inc.	239,022	79,824
	Formosa International Hotels Corp.	31,985	273,915
	Formosa Plastics Corp.	1,557,271	2,213,573
	Formosa Taffeta Co., Ltd.	1,464,460	688,450
	Formosan Rubber Group, Inc.	889,000	284,063
*	Formosan Union Chemical Corp.	347,352	101,915
	Fortune Electric Co., Ltd.	91,350	78,034
	Foxconn Technology Co., Ltd.	248,869	507,844
*	Fu I Industrial Co., Ltd.	176,000	37,579
	Fubon Financial Holding Co., Ltd.	3,244,000	1,945,704
	Fwuson Industry Co., Ltd.	170,980	34,793
	G Shank Enterprise Co., Ltd.	263,093	99,329
	G.T.M. Corp.	127,000	26,421
	Gem Terminal Industries Co., Ltd.	188,775	64,526
	Giant Manufacture Co., Ltd.	162,600	344,789
*	Giga Storage Corp.	279,000	19,767
	Giga-Byte Technology Co., Ltd.	1,066,750	375,772
	Globe Union Industrial Corp.	230,019	78,157
	Gold Circuit Electronics, Ltd.	632,240	117,394
	Goldsun Development & Construction Co., Ltd.	2,026,605	527,901
	Good Will Instrument Co., Ltd.	66,150	23,653
	Gordon Auto Body Parts Co., Ltd.	108,757	23,327
*	Grand Pacific Petrochemical Corp.	1,013,000	129,857
	Grape King, Inc.	106,000	46,302
	Great China Metal Industry Co., Ltd.	386,000	138,297
	Great Taipei Gas Co., Ltd.	477,000	161,016
	Great Wall Enterprise Co., Ltd.	424,950	301,557
	Greatek Co., Ltd.	828,083	432,794
	Hanpin Co., Ltd.	80,000	25,263
	Hey Song Corp.	831,000	231,351
	Highwealth Construction Corp.	769,274	320,127
*	Ho Tung Holding Corp.	739,000	157,112
	Hocheng Corp.	267,300	48,971
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	21,279
	Hon Hai Precision Industry Co., Ltd.	2,701,678	4,757,517
	Hong Tai Electric Industrial Co., Ltd.	440,000	99,517

42

	Hong Yi Fiber Industry Co., Ltd.	148,000	25,510
	Honmyue Enterprise Co., Ltd.	120,640	12,301
	Hota Industrial Manufacturing Co., Ltd.	71,176	17,053
	Hotai Motor Co., Ltd.	265,000	384,878
	Hsin Kuang Steel Co., Ltd.	448,308	183,497
	Hsing Ta Cement Co., Ltd.	296,000	69,884
	HTC Corp.	149,416	1,417,781
	Hua Eng Wire & Cable Co., Ltd.	1,051,000	142,379
	Hua Nan Financial Holding Co., Ltd.	2,972,320	1,403,568
	Huang Hsiang Construction Corp.	198,900	65,042
	Hung Ching Development & Construction Co., Ltd.	227,000	24,837
	Hung Poo Construction Corp.	336,537	194,824
	Hung Sheng Construction Co., Ltd.	744,000	142,818
*	Hwa Fong Rubber Co., Ltd.	539,000	128,300
	Ichia Technologies, Inc.	535,255	109,213
	I-Chiun Precision Industry Co., Ltd.	254,571	110,498
*	Inernational Semiconductor Technology, Ltd.	367,598	38,399
	Infortrend Technology, Inc.	276,795	189,516
	Innolux Display Corp.	2,454,300	1,864,702
	Inventec Corp.	2,615,292	695,248
	ITE Technology, Inc.	97,314	119,646
*	Jean Co., Ltd.	90,000	9,048
	Johnson Health Tech Co., Ltd.	160,868	93,175
	Jui Li Enterprise Co., Ltd.	175,100	24,534
	K Laser Technology, Inc.	85,459	25,158
	Kang Na Hsiung Co., Ltd.	215,000	81,088
*	Kao Hsing Chang Iron & Steel Corp.	368,000	47,811
	Kaulin Manufacturing Co., Ltd.	176,684	55,618
	Kee Tai Properties Co., Ltd.	487,697	88,614
*	Kenda Rubber Industrial Co., Ltd.	598,276	220,697
	Kian Shen Corp.	41,895	14,774
	King Yuan Electronics Co., Ltd.	2,064,870	378,052
	Kingdom Construction Co., Ltd.	585,000	115,929
*	King’s Town Bank	862,653	134,987
*	King’s Town Construction Co., Ltd.	357,086	138,801
	Kinpo Electronics, Inc.	2,214,892	367,551
	Kinsus Interconnect Technology Corp.	441,476	390,724
	Knowledge-Yield-Excellence Systems Corp.	364,627	155,632
	Kung Long Batteries Industrial Co., Ltd.	47,000	19,516
	Kuoyang Construction Co., Ltd.	553,000	127,106
*	Kwong Fong Industries Corp.	885,000	103,820
	Lan Fa Textile Co., Ltd.	265,024	38,522
	Largan Precision Co., Ltd.	62,975	366,850
*	Leadtek Research, Inc.	125,454	11,028
*	Lealea Enterprise Co., Ltd.	1,163,550	134,708
	Lee Chang Yung Chemical Industry Corp.	596,992	386,538
	Lee Chi Enterprises Co., Ltd.	196,000	40,805
	Lelon Co., Ltd.	89,000	14,755
*	Leofoo Development Co., Ltd.	329,000	113,604
	Les Enphants Co., Ltd.	90,100	42,430
*	Li Peng Enterprise Co., Ltd.	564,920	50,784
	Lian Hwa Foods Corp.	72,000	17,963

43

*	Lien Chang Electronic Enterprise Co., Ltd.	26,000	3,118
	Lien Hwa Industrial Corp.	927,930	313,478
	Lingsen Precision Industries, Ltd.	438,716	74,492
	Lite-On Technology Corp.	2,058,721	1,238,677
	Long Bon Development Co., Ltd.	407,875	72,971
*	Long Chen Paper Co., Ltd.	407,220	72,897
	Lucky Cement Corp.	311,000	49,062
	Macronix International Co., Ltd.	4,479,940	1,165,759
	Makalot Industrial Co., Ltd.	152,430	104,307
	Mayer Steel Pipe Corp.	190,678	66,654
	Maywufa Co., Ltd.	102,500	38,541
	Media Tek, Inc.	234,227	1,686,287
	Mega Financial Holding Co., Ltd.	7,020,000	2,058,212
	Meiloon Co., Ltd.	207,045	41,884
	Mercuries & Associates, Ltd.	498,450	131,585
*	Mercuries Data Co., Ltd.	122,000	20,833
	Merida Industry Co., Ltd.	165,000	191,352
	Merry Electronics Co., Ltd.	241,920	168,881
	Microelectronics Technology, Inc.	773,000	258,726
	Micro-Star International Co., Ltd.	1,370,033	662,391
	Min Aik Technology Co., Ltd.	137,011	90,082
	Mirle Automation Corp.	224,553	103,323
	Mitac International Corp.	1,974,135	637,938
	Mitac Technology Corp.	616,281	240,048
	Mobiletron Electronics Co., Ltd.	41,000	10,708
	Mospec Seminconductor Corp.	79,000	25,257
*	Mustek Systems, Inc.	151,987	8,616
	Nak Sealing Technologies Corp.	59,549	39,460
*	Namchow Chemical Industrial Co., Ltd.	194,000	25,540
	Nan Ya Plastic Corp.	2,451,557	2,402,394
*	Nan Ya Printed Circuit Board Corp.	185,000	346,292
	Nankang Rubber Tire Co., Ltd.	812,166	323,612
	Nantex Industry Co., Ltd.	228,018	108,976
*	Nanya Technology Co., Ltd.	4,262,657	718,844
	National Petroleum Co., Ltd.	273,000	161,926
*	New Asia Construction & Development Co., Ltd.	199,000	23,444
	Nien Hsing Textile Co., Ltd.	827,000	189,111
*	Ocean Plastics Co., Ltd.	161,000	45,764
*	Optimax Technology Corp.	381,654	8,601
	Opto Tech Corp.	875,713	294,372
	Oriental Union Chemical Corp.	952,290	370,152
*	Pacific Construction Co., Ltd.	332,000	19,545
	Pan Jit International, Inc.	541,995	170,469
	Pan-International Industrial Corp.	553,989	439,825
*	PC Home Online	46,000	25,311
	Phihong Technology Co., Ltd.	510,143	105,298
	Phoenix Precision Technology Corp.	1,265,229	255,409
	Pihsiang Machinery Mfg. Co., Ltd.	103,000	131,773
	Pou Chen Corp.	2,814,553	1,207,925
	President Chain Store Corp.	248,000	583,993
	Prince Housing & Development Corp.	1,094,975	144,892
*	Prodisc Technology, Inc.	603,000	26,750

44

*	Promise Technology, Inc.	120,576	43,411
*	Protop Technology Co., Ltd.	148,000	2,139
	Qisda Corp.	2,832,182	507,576
	Quanta Computer, Inc.	877,660	832,222
*	Quintain Steel Co., Ltd.	399,000	60,453
	Radium Life Tech Corp.	712,807	199,887
	Ralec Electronic Corp.	34,252	14,575
	Realtek Semiconductor Corp.	502,904	547,062
	Reward Wool Industry Corp.	77,000	8,004
*	Rexon Industrial Corp., Ltd.	118,000	11,010
	Richtek Technology Corp.	81,792	300,214
*	Ritek Corp.	4,441,000	614,384
	Ruentex Development Co., Ltd.	629,000	314,227
	Ruentex Industries, Ltd.	504,000	262,104
*	Sampo Corp.	1,327,584	132,644
	San Fang Chemical Industry Co., Ltd.	137,550	69,645
	Sanyang Industrial Co., Ltd.	1,040,927	193,764
	Sanyo Electric Co., Ltd.	246,000	120,881
	SDI Corp.	154,000	44,740
	Senao International Co., Ltd.	96,547	89,890
	Shan-Loong Transportation Co., Ltd.	111,247	37,895
	Sheng Yu Steel Co., Ltd.	231,000	131,713
	Shihlin Electric & Engineering Corp.	470,000	385,769
*	Shihlin Paper Corp.	187,000	103,944
	Shin Kong Financial Holding Co., Ltd.	5,218,600	1,209,662
	Shin Shin Co., Ltd.	77,000	37,264
	Shinkong Co., Ltd.	220,784	59,445
	Shinkong Synthetic Fibers Co., Ltd.	2,422,282	282,465
	Shuttle, Inc.	166,000	30,068
	Sigurd Microelectronics Corp.	429,877	82,687
*	Silicon Integrated Systems Corp.	2,326,961	348,834
	Siliconware Precision Industries Co., Ltd.	1,202,492	959,664
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	114,938	474,694
	Silitech Technology Corp.	63,524	76,913
	Sincere Navigation Corp.	268,370	184,257
	Sinkang Industries Co., Ltd.	79,652	18,534
	Sinkong Spinning Co., Ltd.	416,169	159,687
	Sinon Corp.	408,000	98,217
	SinoPac Holdings Co., Ltd.	7,903,000	1,312,951
*	Sintek Photronics Corp.	801,410	91,322
	Sinyi Realty, Inc.	124,969	89,140
	Sitronix Technology Corp.	118,009	103,608
	Siward Crystal Technology Co., Ltd.	66,386	17,431
*	Solelytex Enterprise Corp.	101,000	25,063
	Solomon Technology Corp.	165,609	28,440
	South East Soda Manufacturing Co., Ltd.	126,250	94,611
	Southeast Cement Co., Ltd.	455,000	120,579
	Space Shuttle Hi-Tech Co., Ltd.	110,837	13,076
	SPI Electronic Co., Ltd.	299,054	125,462
	Spirox Corp.	82,832	24,535
	Springsoft, Inc.	387,565	172,026
	Standard Chemical & Pharmaceutical Co., Ltd.	157,400	89,629

45

	Standard Foods Taiwan, Ltd.	321,000	202,171
	Stark Technology, Inc.	74,400	23,133
	Sunonwealth Electric Machine Industry Co., Ltd.	266,718	143,054
	Sunplus Technology Co., Ltd.	891,153	335,564
	Sunrex Technology Corp.	295,332	132,529
	Synnex Technology International Corp.	644,041	719,984
	Sysware Systex Corp.	87,293	43,164
*	T JOIN Transportation Co., Ltd.	438,000	150,052
	Ta Chen Stainless Pipe Co., Ltd.	579,624	214,681
*	Ta Chong Bank, Ltd.	2,899,000	344,031
	Ta Ya Electric Wire & Cable Co., Ltd.	1,062,090	158,169
	Ta Yih Industrial Co., Ltd.	38,000	11,158
	Tah Hsin Industrial Corp.	159,000	65,715
*	Tai Roun Products Co., Ltd.	200,000	30,104
	Ta-I Technology Co., Ltd.	286,480	110,863
	Taichung Commercial Bank	1,839,226	317,089
	Tainan Enterprises Co., Ltd.	122,180	61,499
	Tainan Spinning Co., Ltd.	2,861,000	510,498
	Taishin Financial Holdings Co., Ltd.	6,673,385	1,037,951
*	Taisun Enterprise Co., Ltd.	214,800	44,747
	Taita Chemical Co., Ltd.	165,830	24,986
	Taiwan Acceptance Corp.	96,000	48,279
*	Taiwan Business Bank	3,612,118	690,512
	Taiwan Cement Corp.	2,276,709	1,519,013
	Taiwan Cooperative Bank	4,185,935	1,820,656
	Taiwan Fertilizer Co., Ltd.	618,000	994,925
	Taiwan Fire & Marine Insurance Co., Ltd.	318,000	119,638
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	10,558
	Taiwan Fu Hsing Industrial Co., Ltd.	136,000	40,596
	Taiwan Glass Industrial Corp.	1,237,918	605,138
	Taiwan Hon Chuan Enterprise Co., Ltd.	277,168	266,540
	Taiwan Kai Yih Industrial Co., Ltd.	63,089	20,007
*	Taiwan Kolin Co., Ltd.	508,000	10,587
	Taiwan Life Insurance Co., Ltd.	488,272	224,070
	Taiwan Line Tek Electronic Co., Ltd.	16,419	5,297
	Taiwan Mask Corp.	573,000	133,948
	Taiwan Navigation Co., Ltd.	153,720	173,801
	Taiwan Paiho Co., Ltd.	480,670	116,864
*	Taiwan Pulp & Paper Corp.	398,000	88,302
	Taiwan Sakura Corp.	147,457	31,761
	Taiwan Secom Co., Ltd.	205,932	257,187
	Taiwan Semiconductor Manufacturing Co., Ltd.	5,835,477	7,169,095
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	39,400	297,076
	Taiwan Sogo Shinkong Security Co., Ltd.	455,407	194,121
	Taiwan Styrene Monomer Corp.	1,168,602	261,797
*	Taiwan Tea Corp.	839,654	262,351
	Taiyen Biotech Co., Ltd.	345,000	121,575
*	Tatung Co., Ltd.	6,060,000	1,000,865
*	Teapo Electronic Corp.	190,000	12,625
	Teco Electric & Machinery Co., Ltd.	3,215,000	886,145
*	Tecom, Ltd.	276,000	83,965
	Ten Ren Tea Co., Ltd.	40,170	30,554

46

	Test-Rite International Co., Ltd.	475,863	216,006
	The Ambassador Hotel	233,000	198,699
	The First Insurance Co., Ltd.	195,640	36,802
	Thinking Electronic Industrial Co., Ltd.	76,058	26,058
	Thye Ming Industrial Co., Ltd.	233,958	98,927
	Ton Yi Industrial Corp.	1,368,000	387,374
	Tong Yang Industry Co., Ltd.	512,884	183,343
*	Tong-Hwa Synthetic Fiber Co., Ltd.	90,000	5,025
	Transcend Information, Inc.	222,517	401,785
	Tsann Kuen Enterprise Co., Ltd.	318,358	114,050
	TSRC Corp.	377,650	270,806
	TTET Union Corp.	125,000	90,677
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	10,245
	Tung Ho Steel Enterprise Corp.	1,049,400	692,309
*	Twinhead International Corp.	301,000	15,545
	TYC Brother Industrial Co., Ltd.	366,855	118,541
*	Tycoons Group Enterprise Co., Ltd.	699,000	99,780
	Tyntek Corp.	623,797	173,540
	Tze Shin International Co., Ltd.	92,378	32,153
	U-Ming Marine Transport Corp.	293,200	343,948
	Uniform Industrial Corp.	23,611	8,787
*	Union Bank of Taiwan	1,462,000	233,549
*	Union Insurance Co., Ltd.	152,595	62,674
	Uni-President Enterprises Corp.	2,105,061	1,643,265
	Unitech Electronics Co., Ltd.	170,457	44,350
	Unitech Printed Circuit Board Corp.	630,579	122,062
	United Integration Service Co., Ltd.	225,800	72,274
	United Microelectronics Corp.	11,060,441	2,361,066
	Unity Opto Technology Co., Ltd.	344,689	97,303
*	Universal Cement Corp.	849,773	296,209
	Universal Microelectronics Co., Ltd.	77,926	17,482
	Universal Scientific Industrial Co., Ltd.	1,750,096	378,360
	Universal, Inc.	36,000	9,380
	UPC Technology Corp.	1,143,468	307,647
	USI Corp.	987,000	333,441
	U-TECH Media Corp.	189,000	26,402
*	Ve Wong Corp.	215,000	78,841
*	Veutron Corp.	65,000	2,499
*	Via Technologies, Inc.	1,141,000	372,384
*	Visual Photonics Epitacy Co., Ltd.	29,734	9,814
	Walsin Lihwa Corp.	4,694,021	798,287
	Walsin Technology Corp., Ltd.	821,315	152,473
	Wan Hai Lines Co., Ltd.	1,183,359	478,981
	Wan Hwa Enterprise Co., Ltd.	105,482	30,838
	Waterland Financial Holdings	3,089,446	459,299
*	Wei Chih Steel Industrial Co., Ltd.	210,000	32,276
*	Wei Chuan Food Corp.	378,000	236,140
	Weltrend Semiconductor, Inc.	302,275	104,185
*	Winbond Electronics Corp.	6,450,000	585,251
	Wintek Corp.	1,807,064	314,590
	Wistron Corp.	1,223,046	853,268
	Wistron NeWeb Corp.	290,166	179,382

47

*	Wus Printed Circuit Co., Ltd.	309,000	33,636
	Yageo Corp.	4,153,000	470,427
	Yang Ming Marine Transport Corp.	2,190,234	585,749
	Yeung Cyang Industrial Co., Ltd.	536,765	195,586
*	Yi Jinn Industrial Co., Ltd.	286,300	25,653
	Yieh Phui Enterprise Co., Ltd.	2,048,207	548,397
	Yosun Industrial Corp.	374,979	143,694
	Yuanta Financial Holding Co., Ltd.	4,948,292	1,860,618
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,029,772	399,174
	Yulon Motor Co., Ltd.	1,379,715	501,710
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	94,178
	Yung Shin Pharmaceutical Industrial Co., Ltd.	206,000	169,160
	Yung Tay Engineering Co., Ltd.	695,000	258,796
	Zig Sheng Industrial Co., Ltd.	358,568	39,175
	Zinwell Corp.	219,979	225,798
	Zippy Technology Corp.	106,028	28,826
	Zyxel Communication Corp.	654,496	290,161

TOTAL — TAIWAN			153,222,319

THAILAND — (1.6%)
COMMON STOCKS — (1.6%)
*	Aapico Hitech PCL, Ltd. (Foreign)	758,400	76,784
*	Adkinson Securities PCL (Foreign)	6,569,400	93,942
	Advance Info Service PCL (Foreign)	330,600	709,138
	Amata Corp. PCL (Foreign)	387,500	42,335
	Asia Plus Securities PCL (Foreign)	1,281,200	40,673
	Asia Plus Securities PCL (Foreign) NVDR	1,260,100	40,003
	Asian Insulators PCL (Foreign)	151,900	13,641
#	Asian Property Development PCL (Foreign)	5,844,500	361,050
	Ayudhya Insurance PCL (Foreign)	191,400	59,393
*	Bangchak Petroleum PCL (Foreign)	483,600	100,275
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	62,020
	Bangkok Bank PCL (Foreign)	697,600	1,486,378
	Bangkok Bank PCL (Foreign) NVDR	101,800	211,083
	Bangkok Chain Hospital PCL (Foreign)	495,200	103,388
	Bangkok Dusit Medical Services PCL (Foreign)	307,800	149,652
#	Bangkok Expressway PCL (Foreign)	467,900	216,788
*	Bangkok Land PCL (Foreign)	2,335,700	15,364
*	Bangkok Land PCL (Foreign) NVDR	32,280,300	212,340
	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	950,200	240,505
	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	742,900	188,036
	Banpu PCL (Foreign)	78,800	504,825
	BEC World PCL (Foreign)	712,400	385,081
	Big C Supercenter PCL (Foreign) NVDR	27,000	28,958
	Bualuang Securities PCL (Foreign)	137,100	27,251
	Bumrungrad Hospital PCL (Foreign)	387,600	243,878
	C.P. Seven Eleven PCL (Foreign)	813,100	260,452
	Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	217,355
	Capital Nomura Securities PCL (Foreign) NVDR	123,300	52,543
	Central Plaza Hotel PCL (Foreign)	493,100	46,539
#	Ch. Karnchang PCL (Foreign)	677,100	73,587

48

	Charoen Pokphand Foods PCL (Foreign)	4,175,000	394,037
	Charoong Thai Wire & Cable PCL (Foreign)	343,000	39,730
	Delta Electronics (Thailand) PCL (Foreign)	722,300	197,282
	Dynasty Ceramic PCL (Foreign)	127,500	43,758
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	59,618
*	Electricity Generating PCL (Foreign)	120,000	238,524
	Erawan Group PCL (Foreign)	1,115,200	38,274
*	G J Steel PCL (Foreign)	21,332,000	79,312
*	Glow Energy PCL (Foreign)	495,200	325,743
	GMM Grammy PCL (Foreign)	186,400	51,445
	Golden Land Property PCL (Foreign) NVDR	698,800	40,371
#	Hana Microelectronics PCL (Foreign)	466,057	146,622
	Hermraj Land & Development PCL (Foreign)	9,272,000	151,152
	Home Product Center PCL (Foreign)	962,534	93,597
	ICC International PCL (Foreign)	49,200	59,099
	Indorama Polymers PCL (Foreign)	576,100	82,218
	Italian-Thai Development PCL (Foreign) NVDR	3,291,100	242,844
*	ITV PCL (Foreign)	183,700	5,517
	Jasmine International PCL (Foreign)	7,798,200	82,521
	Kasikornbank PCL (Foreign)	942,500	1,226,476
	KGI Securities One PCL (Foreign)	3,788,600	78,015
	Khon Kaen Sugar Industry PCL (Foreign)	829,900	143,598
	Kiatnakin Finance PCL (Foreign)	338,400	108,396
	Kim Eng Securities Thailand PCL (Foreign) (6711618)	531,800	115,592
	Krung Thai Bank PCL (Foreign)	4,664,500	530,951
	Krungthai Card PCL (Foreign)	115,200	22,898
	L.P.N. Development PCL (Foreign)	1,590,700	104,636
	Lalin Property PCL (Foreign)	1,458,800	46,728
	Land & Houses PCL (Foreign)	942,800	86,824
	Land & Houses PCL (Foreign) NVDR	4,467,200	411,394
	Lanna Resources PCL (Foreign)	119,100	22,992
*	Loxley PCL (Foreign)	1,996,500	110,203
	Major Cineplex Group PCL (Foreign)	605,300	128,971
	MBK Development PCL (Foreign)	134,200	196,704
	Minor Corp. PCL (Foreign)	117,800	27,290
	Modernform Group PCL (Foreign)	31,000	26,709
*	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	20,952
	Polyplex PCL (Foreign)	373,900	39,780
	Pranda Jewelry PCL (Foreign)	462,100	63,834
	Precious Shipping PCL	1,287,500	390,319
	Property Perfect PCL (Foreign)	1,383,500	91,798
	PTT Aromatics & Refining PCL (Foreign)	598,643	167,788
	PTT Chemical PCL (Foreign)	656,571	586,811
	PTT Exploration & Production PCL (Foreign)	301,900	854,801
	PTT PCL (Foreign)	600,400	2,747,433
	Quality Houses PCL (Foreign)	10,732,400	279,322
	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	532,501
	Regional Container Lines PCL (Foreign)	384,200	71,423
	Robinson Department Store PCL (Foreign)	623,500	105,209
	Rojana Industrial Park PCL (Foreign)	399,900	44,147
	Saha-Union PCL (Foreign)	297,800	124,349

49

	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	80,742
	Samart Corporation PCL (Foreign)	428,600	64,967
	Samart I-Mobile PCL (Foreign)	1,746,000	79,897
	Sansiri PCL (Foreign)	1,512,700	77,009
	SC Asset Corp. PCL (Foreign)	430,100	76,265
	Seamico Securities PCL (Foreign)	1,786,600	68,470
	Serm Suk PCL (Foreign) NVDR	112,700	24,013
*	Shinawatra Satellite PCL (Foreign)	590,000	64,121
*	Siam City Bank PCL (Foreign)	400,000	79,508
*	Siam City Cement PCL	9,100	33,574
	Siam City Cement PCL (Foreign)	58,600	216,199
	Siam Commercial Bank PCL (Foreign)	700,900	1,042,380
	Siam Future Development PCL (Foreign)	193,700	16,730
	Siam Makro PCL (Foreign)	79,800	159,760
*	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	171,180
	Sri Trang Agro Industry PCL (Foreign)	91,900	23,392
	Supalai PCL (Foreign)	2,095,700	114,480
	SVOA PCL (Foreign)	833,400	14,301
	Tata Steel (Thailand) PCL (Foreign)	5,191,400	141,050
	Thai Oil PCL (Foreign)	1,770,600	1,240,661
	Thai Plastic & Chemicals PCL (Foreign)	551,200	204,936
	Thai Reinsurance PCL (Foreign)	220,700	29,667
*	Thai Rung Union Car PCL (Foreign)	201,500	7,838
	Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	72,873
	Thai Union Frozen Products PCL (Foreign)	674,500	376,169
	Thai Vegetable Oil PCL (Foreign)	271,125	76,379
	Thanachart Capital PCL (Foreign)	1,330,200	283,426
	The Siam Cement PCL (Foreign)	74,600	213,356
	The Siam Cement PCL (Foreign) NVDR	78,500	224,510
	Thoresen Thai Agencies PCL (Foreign)	555,200	277,878
#	Ticon Industrial Connection PCL (Foreign)	332,300	59,874
	Tipco Asphalt PCL (Foreign)	62,800	14,279
*	TIPCO Foods (Thailand) PCL (Foreign)	227,300	31,204
*	Tisco Financial Group PCL (Foreign)	963,600	267,322
*	TMB Bank PCL (Foreign)	34,737,613	556,358
*	TPI Polene PCL (Foreign)	1,060,200	93,997
*	True Corp. PCL (Foreign)	1,709,700	90,949
*	TT&T PCL (Foreign)	1,272,900	32,036
	Univanich Palm Oil PCL (Foreign)	15,000	25,740
	Vanachai Group PCL (Foreign)	1,337,400	65,407
	Vibhavadi Medical Center PCL (Foreign)	479,100	31,789
	Vinythai PCL (Foreign)	563,300	60,575
	Workpoint Entertainment PCL (Foreign)	81,400	10,942
TOTAL COMMON STOCKS			25,039,968

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	11,425,426	13,071
*	Ticon Industrial Connection PCL (Foreign) Warrants 01/31/14	110,766	—
*	True Corp. PCL (Foreign) Warrants 08/18/17	3,795,534	—
TOTAL RIGHTS/WARRANTS			13,071

TOTAL — THAILAND			25,053,039

50

TURKEY — (1.6%)
COMMON STOCKS — (1.6%)
	Adana Cimento Sanayi Ticaret A.S.	39,666	8,341
	Afyon Cimento Sanayii Ticaret A.S.	32	10,980
	Akbank T.A.S.	458,119	1,317,359
	Akcansa Cimento Sanayi ve Ticaret A.S.	111,467	146,108
*	Akenerji Elektrik Uretim A.S.	41,512	143,189
*	Aksa Akrilik Kimya Sanayii A.S.	150,750	137,611
	Aksigorta A.S.	192,035	311,506
	Alarko Holding A.S.	205,661	205,279
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	—
	Alkim Alkali Kimya A.S.	8,812	20,266
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	61,020
	Anadolu Anonim Turk Sigorta Sirketi A.S.	361,031	202,248
*	Anadolu Cam Sanayii A.S.	220,764	138,141
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	113,436	758,657
	Anadolu Hayat Sigorta A.S.	76,696	61,326
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,993	20,181
	Arcelik A.S	215,630	229,063
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	20,792	37,494
*	Asya Katilim Bankasi A.S.	519,366	333,712
*	Ayen Enerji A.S.	58,827	56,893
*	Aygaz A.S.	227,736	264,939
	Bagfas Bandirma Gubre Fabrikalari A.S.	3,578	126,253
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	64,465	53,164
	Bati Anabolu Cimento A.S.	20,789	60,459
	Bati Soeke Cimento Sanayi A.S.	28,195	12,899
*	Beko Elektronik A.S.	47,876	16,463
	BIM BirlesikMagazalar A.S.	23,682	506,470
	Bolu Cimento Sanayii A.S.	112,064	72,316
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	46,578
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	15
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	65,256
*	Boyner Buyuk Magazacilik A.S.	20,255	6,088
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	22,807
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	18,927
	Bursa Cimento Fabrikasi A.S.	29,019	79,956
	Celebi Hava Servisi A.S.	7,050	25,882
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	14,694
	Cimsa Cimento Sanayi ve Ticaret A.S.	90,662	158,533
	Coca-Cola Icecek A.S.	63,006	290,216
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	26,142	104,815
*	Dogan Gazetecilik A.S.	39,912	35,776
*	Dogan Sirketler Grubu Holding A.S.	1,598,250	599,136
*	Dogan Yayin Holding A.S.	377,959	146,283
	Dogus Otomotiv Servis ve Ticaret A.S.	82,629	96,286
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	26,560
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	18,460
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	4,788

51

	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	416,444	208,669
	Enka Insaat ve Sanayi A.S.	132,732	430,507
	Eregli Demir ve Celik Fabrikalari Turk A.S.	713,934	1,535,260
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	4,968	22,365
	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	6,152	159,156
	Ford Otomotiv Sanayi A.S.	88,479	225,990
*	Fortis Bank A.S.	18,516	8,765
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	13,222
*	Global Yatirim Holding A.S.	192,034	28,951
*	Goldas Kuyumculuk Sanayi A.S.	61,429	27,360
*	Goodyear Lastikleri T.A.S.	9,889	33,691
*	GSD Holding A.S.	508,433	97,904
	Gubre Fabrikalari Ticaret A.S.	40,449	138,158
	Gunes Sigorta A.S.	230,017	164,985
	Hektas Ticaret T.A.S.	29,495	10,286
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	396,947	152,797
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	126,269	43,317
*	Ihlas Holding A.S.	393,906	47,514
	Izmir Demir Celik Sanayii A.S.	123,114	112,802
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	125,410	58,706
	Karton Sanayi ve Ticaret A.S.	1,139	37,574
*	Koc Holding A.S. Series B	446,493	622,420
	Konya Cimento Sanayii A.S.	2,341	55,007
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	295,095	222,751
	Mardin Cimento Sanayii ve Ticaret A.S.	47,456	87,059
*	Marmari Marti Otel Isletmeleri A.S.	82,260	16,859
	Marshall Boya ve Vernik Sanayii A.S.	2,741	10,327
*	Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	27,104
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	12,310
*	Net Holding A.S.	667,496	116,886
*	Net Turizm Ticaret ve Sanayi A.S.	68,612	20,778
	Nortel Networks Netas Telekomuenikasyon A.S.	8,028	39,761
	Otobus Karoseri Sanayi A.S.	13,080	64,785
*	Parsan Makina Parcalari Sanayii A.S.	39,195	16,959
	Pinar Entegre Et ve Un Sanayi A.S.	17,450	21,486
	Pinar Sut Mamulleri Sanayii A.S.	25,245	40,578
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	23,081
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	87,323	69,542
*	Sekerbank T.A.S.	353,386	211,998
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	292,139	253,987
*	Tat Konserve Sanayii A.S.	142,867	87,049
*	TAV Havalimanlari Holding A.S.	141,537	241,259
*	Tekstil Bankasi A.S.	163,669	44,130
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	111,660
	Tofas Turk Otomobil Fabrikasi A.S.	176,650	127,683
*	Trakya Cam Sanayii A.S.	414,200	217,161
	Tupras-Turkiye Petrol Rafinerileri A.S.	151,456	1,434,992
	Turcas Petrol A.S.	97,228	143,827
*	Turk Ekonomi Bankasi A.S.	403,974	177,692
*	Turk Hava Yollari Anonim Ortakligi A.S.	97,559	358,108

52

*	Turk Sise ve Cam Fabrikalari A.S.	586,379	342,885
	Turkcell Iletisim Hizmetleri A.S.	212,663	1,127,268
	Turkcell Iletisim Hizmetleri A.S. ADR	33,488	441,037
*	Turkiye Garanti Bankasi A.S.	1,473,324	1,991,889
*	Turkiye Halk Bankasi A.S.	150,894	388,230
	Turkiye Is Bankasi A.S.	865,679	1,920,415
*	Turkiye Sinai Kalkinma Bankasi A.S.	556,591	251,859
	Turkiye Vakiflar Bankasi T.A.O.	1,110,454	804,165
	Ulker Biskuvi Sanayi A.S.	170,028	175,521
*	Uzel Makina Sanayii A.S.	63,027	29,917
*	Vestel Elektronik Sanayi ve Ticaret A.S.	116,794	56,764
	Yapi Kredi Finansal Kiralama A.S.	66,138	60,552
	Yapi Kredi Sigorta A.S.	27,709	102,122
*	Yapi ve Kredi Bankasi A.S.	396,290	427,587
*	Zorlu Enerji Elektrik Uretim A.S.	46,501	59,808
TOTAL COMMON STOCKS			23,688,630

	RIGHTS/WARRANTS — (0.0%)
*	TAV Havalimanlari Holding A.S. Rights 02/13/09	141,537	74,935

	TOTAL — TURKEY		23,763,565

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $6,900,000 FNMA 5.058%(r), 01/01/36, valued at $5,803,360) to be repurchased at $5,716,091	$5,716	5,716,000

		Shares
	SECURITIES LENDING COLLATERAL — (14.6%)
§ @	DFA Short Term Investment Fund LP	220,230,468	220,230,468

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $2,663,335) to be repurchased at $2,611,176	$2,611	2,611,113

	TOTAL SECURITIES LENDING COLLATERAL		222,841,581

	TOTAL INVESTMENTS - (100.0%)
	(Cost $2,144,430,341)##		$1,525,440,324

53

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

DFA ONE-YEAR FIXED INCOME PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA One-Year Fixed Income Series of
The DFA Investment Trust Company	315,860,716	$3,209,144,875
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $3,143,383,692)##		$3,209,144,875

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company	284,411,760	$2,989,167,598
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $2,852,864,290)##		$2,989,167,598

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Face
		Amount ^	Value †
		(000)

	AUSTRALIA — (2.8%)
	BONDS — (2.8%)
	National Australia Bank, Ltd. Floating Rate Note
(r) (e)	4.917%, 07/27/09	2,500	$3,164,764
	Westpac Banking Corp. Floating Rate Note
(r) (e)	5.011%, 12/22/09	1,750	2,198,261
	TOTAL — AUSTRALIA		5,363,025

	AUSTRIA — (0.8%)
	BONDS — (0.8%)
	Oesterreichischen Kontrollbank AG
(g)	6.000%, 06/15/09	1,060	1,558,595

	CANADA — (5.0%)
	BONDS — (5.0%)
	Canadian Government
(e)	4.500%, 04/28/09	3,218	4,145,271
	Export Development Canada
(z)	6.500%, 02/23/09	1,000	508,501
	Ontario, Province of
(u)	3.125%, 09/08/10	5,000	5,048,160
	TOTAL — CANADA		9,701,932

	DENMARK — (2.5%)
	BONDS — (2.5%)
	Denmark, Kingdom of
	6.000%, 11/15/09	2,600	457,707
	Kommunekredit
	5.500%, 08/13/09	24,700	4,271,934
	TOTAL — DENMARK		4,729,641

	FRANCE — (2.5%)
	BONDS — (2.5%)
	BNP Paribas Finance, Inc. Floating Rate Note
(r)	5.463%, 04/14/10	3,850	4,894,603

	GERMANY — (8.6%)
	BONDS — (8.6%)
	Bayerische Landesbank
(g)	5.500%, 07/27/09	1,000	1,473,181
	Deutsche Bank AG
(n)	4.500%, 05/15/09	20,600	2,965,634

1

	Deutsche Bank AG Floating Rate Note
(r)	4.579%, 09/08/09	2,000	2,543,117
	DSL Bank AG
(d)	4.750%, 03/26/09	12,000	2,060,262
	Kreditanstalt Fuer Wiederaufbau
(t)	6.125%, 02/05/09	1,200	762,537
(z)	6.000%, 07/15/09	3,300	1,688,595
	Landwirtschaftliche Rentenbank
(z)	5.700%, 03/26/09	2,987	1,521,099
	3.375%, 09/22/09	2,300	2,981,642
	Norddeutsche Landesbank Girozentrale AG
(z)	6.500%, 11/11/09	1,053	542,599
TOTAL — GERMANY			16,538,666

IRELAND — (2.7%)
BONDS — (2.7%)
	General Electric Capital U.K. Funding Floating Rate Note
(r) (g)	6.228%, 02/01/10	3,600	5,115,615

NETHERLANDS — (4.3%)
BONDS — (4.3%)
	Bank Nederlandse Gemeenten
(z)	5.250%, 06/17/09	4,272	2,181,652
	Paccar Financial Europe Floating Rate Note
(r)	4.858%, 09/29/09	400	504,448
	Rabobank Nederland
(s)	2.250%, 05/08/09	11,100	1,320,953
	3.750%, 09/15/09	3,310	4,270,159
TOTAL — NETHERLANDS			8,277,212

NORWAY — (3.3%)
BONDS — (3.3%)
	Eksportfinans
(z)	6.700%, 02/19/09	2,600	1,321,858
	Kommunalbanken
(z)	6.700%, 03/16/09	3,400	1,732,057
(t)	5.350%, 06/15/09	3,512	2,241,279
	5.000%, 07/14/09	7,000	1,017,595
TOTAL — NORWAY			6,312,789

SPAIN — (4.2%)
BONDS — (4.2%)
	Banco Santander SA Floating Rate Note
(r)	4.731%, 03/16/09	500	639,185
	Instituto de Credito Oficial
(u)	4.625%, 10/26/10	4,500	4,695,205
	Santander International Debt SA Floating Rate Note
(r)	5.008%, 10/21/09	2,200	2,775,097
TOTAL — SPAIN			8,109,487

2

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.7%)
BONDS — (4.7%)
European Investment Bank
(g) 4.375%, 03/06/09	2,245	3,260,284
(s) 4.000%, 04/15/09	6,000	717,600
World Bank (International Bank for Reconstruction & Development)
(z) 6.375%, 07/15/09	5,200	2,661,786
(t) 0.500%, 09/24/09	3,900	2,428,499
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		9,068,169

SWEDEN — (7.1%)
BONDS — (7.1%)
City of Stockholm
3.375%, 03/08/10	10,000	1,190,985
Kommuninvest
(t) 4.900%, 04/20/09	8,550	5,426,743
Svensk Exportkredit AB
(z) 6.752%, 03/17/09	1,155	588,543
Sweden Government Bond
4.000%, 12/01/09	11,000	1,347,073
Swedish Export Credit Corp.
(d) 5.375%, 10/15/09	30,000	5,176,166
TOTAL — SWEDEN		13,729,510

UNITED KINGDOM — (2.5%)
BONDS — (2.5%)
Network Rail Finance P.L.C.
4.875%, 03/06/09	3,370	4,897,517

UNITED STATES — (44.3%)
AGENCY OBLIGATIONS — (11.0%)
Federal Farm Credit Bank
2.750%, 05/04/10	2,000	2,037,652
3.750%, 12/06/10	2,000	2,079,150
Federal Home Loan Bank
4.250%, 06/11/10	1,300	1,351,674
2.750%, 06/18/10	4,800	4,894,891
3.500%, 07/16/10	2,300	2,354,659
3.375%, 08/13/10	1,300	1,339,208
1.625%, 01/21/11	5,000	4,988,220
Federal National Mortgage Association
7.125%, 06/15/10	2,000	2,152,068
TOTAL AGENCY OBLIGATIONS		21,197,522

BONDS — (15.8%)
Bank of America Corp.
4.500%, 08/01/10	1,472	1,471,778
Bank of New York Mellon Corp. Floating Rate Note
(r) 3.495%, 02/05/10	600	587,678
Georgia Power Co. Floating Rate Note
(r) 3.400%, 03/17/10	500	499,586
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	200	199,606

3

	John Deere Capital Corp. Floating Rate Note
(r)	2.999%, 10/16/09	2,100	2,068,418
(r)	3.530%, 02/26/10	500	487,133
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	600	597,118
(r)	2.748%, 05/07/10	1,500	1,464,720
(r)	2.810%, 05/07/10	3,600	3,535,837
	Morgan Stanley
	2.900%, 12/01/10	2,000	2,048,112
	Nestle Holdings, Inc.
(n)	4.750%, 02/12/10	30,000	4,364,352
	Paccar Financial Corp. Floating Rate Note
(r)	4.966%, 09/21/09	300	298,261
	Regions Bank
	2.750%, 12/10/10	2,000	2,043,174
	Toyota Motor Credit Corp.
(n)	4.625%, 01/22/10	4,200	606,495
	Wachovia Corp. Floating Rate Note
(r)	5.465%, 11/24/09	500	498,438
	Wal-Mart Stores, Inc.
	6.875%, 08/10/09	2,050	2,104,813
	4.000%, 01/15/10	2,500	2,556,165
	Wells Fargo Bank & Co.
	4.200%, 01/15/10	1,500	1,503,992
	Wells Fargo Bank & Co. Floating Rate Note
(r)	2.861%, 03/23/10	3,500	3,451,133
TOTAL BONDS			30,386,809

CERTIFICATES OF DEPOSIT INTEREST BEARING — (6.7%)
	ABN-AMRO Bank NV
	3.035%, 02/13/09	7,500	7,507,223
	Barclays Bank P.L.C.
	3.430%, 07/10/09	2,000	2,014,153
	3.430%, 08/07/09	1,000	1,008,054
	BNP Paribas Finance, Inc.
	3.190%, 08/14/09	1,500	1,510,610
	UBS AG
	3.390%, 07/13/09	900	906,326
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING			12,946,366

COMMERCIAL PAPER — (10.8%)
	Abbey National North America
	2.970%, 02/09/09	1,400	1,399,880
	2.990%, 02/20/09	1,500	1,499,641
	Bank of America Corp.
	2.980%, 03/09/09	3,000	2,998,319
	Nordea North America, Inc.
	3.030%, 05/05/09	6,000	5,981,158
	3.000%, 05/11/09	1,500	1,494,841
	Royal Bank of Scotland P.L.C.
	3.000%, 02/04/09	5,500	5,499,756
	Societe Generale North America
	3.100%, 05/01/09	2,000	1,994,105
TOTAL COMMERCIAL PAPER			20,867,700

TOTAL — UNITED STATES			85,398,397

4

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (4.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $9,485,000 FNMA 5.00, 08/25/18, valued at $9,298,312) to be repurchased at $9,160,145	$9,160	9,160,000

TOTAL INVESTMENTS - (100.0%) (Cost $215,430,366)##		$192,855,158

5

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount	Value †
	(000)

AGENCY OBLIGATIONS — (52.9%)
Federal Home Loan Bank
2.625%, 05/20/11	$50,200	$50,758,676
3.375%, 06/24/11	6,300	6,503,597
5.375%, 08/19/11	50,000	54,110,950
3.750%, 09/09/11	40,000	41,843,360
3.625%, 09/16/11	50,000	52,148,950
4.875%, 11/18/11	50,000	53,780,400
5.750%, 05/15/12	150,000	166,215,600
4.625%, 10/10/12	100,000	108,179,700
Tennessee Valley Authority
5.625%, 01/18/11	10,930	11,750,734
TOTAL AGENCY OBLIGATIONS		545,291,967

U.S. TREASURY OBLIGATIONS — (46.4%)
U.S. Treasury Notes
4.250%, 09/30/12	168,000	184,590,000
3.500%, 05/31/13	50,000	53,984,400
2.750%, 10/31/13	101,000	105,521,366
2.000%, 11/30/13	132,000	133,247,796
TOTAL U.S. TREASURY OBLIGATIONS		477,343,562

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $7,720,000 FNMA 5.00%, 08/25/18, valued at $7,568,051) to be repurchased at $7,452,118	7,452	7,452,000

TOTAL INVESTMENTS - (100.0%) (Cost $1,004,242,437)##		$1,030,087,529

1

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRIA — (4.3%)
BONDS — (4.3%)
Oesterreichischen Kontrollbank AG
(j) 1.800%, 03/22/10	1,578,000	$17,791,641
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	115,781,427
TOTAL — AUSTRIA		133,573,068

CANADA — (2.9%)
BONDS — (2.9%)
Province of Ontario (GO)
(j) 1.875%, 01/25/10	2,910,000	32,768,443
(u) 4.375%, 02/15/13	55,000	57,188,505
TOTAL — CANADA		89,956,948

FRANCE — (1.1%)
BONDS — (1.1%)
Dexia Municipal Agency
(f) 4.000%, 03/08/10	18,000	15,523,421
Total Capital SA
(f) 1.625%, 07/12/11	9,650	8,294,965
(u) 5.000%, 05/22/12	9,900	10,420,888
TOTAL — FRANCE		34,239,274

GERMANY — (6.0%)
BONDS — (6.0%)
Bayerische Landesbank
(f) 3.125%, 02/10/09	8,000	6,898,471
(j) 1.000%, 09/20/10	2,950,000	32,358,382
Kreditanstalt Fuer Wiederaufbau
(j) 1.750%, 03/23/10	690,000	7,781,642
(j) 1.850%, 09/20/10	2,580,000	29,275,181
(u) 4.000%, 10/15/13	10,200	10,729,390
Landwirtschaftliche Rentenbank
(u) 4.875%, 01/10/14	25,000	27,200,525
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 4.875%, 01/13/12	9,000	9,546,705
Norddeutsche Landesbank Girozentrale AG
(j) 0.900%, 02/08/10	5,700,000	63,549,718
TOTAL — GERMANY		187,340,014

1

JAPAN — (2.2%)
BONDS — (2.2%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 02/21/12	6,000,000	68,220,605

NETHERLANDS — (3.8%)
BONDS — (3.8%)
Nederlandse Waterschapsbank NV
(f) 3.500%, 10/29/09	3,000	2,612,568
Rabobank Nederland
(s) 2.250%, 05/08/09	37,000	4,403,176
(j) 0.800%, 02/03/11	10,185,000	111,327,316
TOTAL — NETHERLANDS		118,343,060

NORWAY — (3.1%)
BONDS — (3.1%)
Eksportfinans
(f) 2.000%, 03/17/09	17,000	14,674,756
(j) 1.800%, 06/21/10	7,298,000	81,838,254
TOTAL — NORWAY		96,513,010

SPAIN — (1.1%)
BONDS — (1.1%)
Instituto de Credito Oficial
(j) 1.500%, 09/20/12	2,980,000	33,322,892

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
BONDS — (1.5%)
European Investment Bank
(j) 1.250%, 09/20/12	4,057,000	45,128,734
Oresundsbro Konsortiet
(s) 6.000%, 04/20/09	9,000	1,080,579
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		46,209,313

SWEDEN — (1.1%)
BONDS — (1.1%)
Kommuninvest
(t) 5.050%, 02/24/09	11,650	7,408,562
4.100%, 05/11/09	156,000	18,667,787
(f) 2.250%, 12/14/09	9,260	8,055,849
TOTAL — SWEDEN		34,132,198

SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG
0.875%, 12/29/09	6,700	5,666,933

UNITED KINGDOM — (3.0%)
BONDS — (3.0%)
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13	87,000	92,420,796

2

UNITED STATES — (69.1%)
AGENCY OBLIGATIONS — (33.3%)
Federal Farm Credit Bank
4.250%, 07/08/13	50,000	53,553,050
Federal Home Loan Bank
2.625%, 05/20/11	50,000	50,556,450
5.375%, 08/19/11	50,000	54,110,950
3.625%, 09/16/11	50,000	52,148,950
4.875%, 11/18/11	119,500	128,535,156
5.750%, 05/15/12	50,000	55,405,200
3.625%, 05/29/13	37,500	39,275,737
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	50,000	54,619,400
3.875%, 06/29/11	100,000	104,942,300
4.750%, 03/05/12	100,000	107,101,000
Federal National Mortgage Association
6.000%, 05/15/11	50,000	54,492,450
5.375%, 11/15/11	57,100	62,073,924
5.000%, 02/16/12	50,000	54,200,900
6.125%, 03/15/12	50,000	55,969,500
4.875%, 05/18/12	100,000	108,038,200
TOTAL AGENCY OBLIGATIONS		1,035,023,167

BONDS — (32.1%)
3M Co.
4.375%, 08/15/13	9,600	9,965,971
American Express Credit Floating Rate Note
(r) 5.858%, 04/06/09	20,000	19,781,320
American International Group, Inc.
(j) 1.400%, 04/03/12	5,000,000	33,505,093
Bank of America Corp.
4.900%, 05/01/13	54,265	51,809,997
Citigroup Funding, Inc. Floating Rate Note
(r) 5.449%, 10/22/09	90,000	87,477,210
CME Group, Inc. Floating Rate Note
(r) 3.300%, 08/06/10	15,400	15,389,898
General Electric Capital Corp.
(j) 1.450%, 11/10/11	8,000,000	80,514,810
4.800%, 05/01/13	34,800	33,938,178
Georgia Power Co. Floating Rate Note
(r) 3.400%, 03/17/10	9,400	9,392,226
Hewlett-Packard Co. Floating Rate Note
(r) 5.051%, 06/15/10	80,000	79,281,840
John Deere Capital Corp. Floating Rate Note
(r) 3.530%, 02/26/10	87,900	85,637,981
JPMorgan Chase & Co.
4.750%, 05/01/13	15,000	14,883,975
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	90,000	89,567,730
Merck & Co., Inc.
4.375%, 02/15/13	30,506	31,490,429

3

Paccar Financial Corp. Floating Rate Note
(r) 5.494%, 12/03/10	47,900	47,819,624
(r) 3.438%, 04/01/11	37,000	36,836,608
Toyota Motor Credit Corp.
(j) 0.550%, 06/30/10	4,423,000	48,634,045
(j) 1.300%, 03/16/12	5,550,000	60,563,545
Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	45,000	44,859,420
Wal-Mart Stores, Inc.
4.250%, 04/15/13	18,500	19,629,295
7.250%, 06/01/13	47,800	55,544,604
Wells Fargo Bank & Co.
5.250%, 10/23/12	42,700	43,001,035
TOTAL BONDS		999,524,834

U.S. TREASURY OBLIGATIONS — (3.7%)
U.S. Treasury Notes
3.500%, 05/31/13	14,000	15,115,632
2.750%, 10/31/13	81,000	84,626,046
2.000%, 11/30/13	16,000	16,151,248
TOTAL U.S. TREASURY OBLIGATIONS		115,892,926

TOTAL — UNITED STATES		2,150,440,927

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $20,260,000 FNMA 5.00%, 08/25/18, valued at $19,861,233) to be repurchased at $19,566,310	$19,566	19,566,000

TOTAL INVESTMENTS - (100.0%)
(Cost $2,900,087,823)##		$3,109,945,038

4

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount	Value †
	(000)

AGENCY OBLIGATIONS — (66.6%)
Federal Farm Credit Bank
6.135%, 12/13/10	$4,000	$4,336,064
6.000%, 03/07/11	9,000	9,801,153
6.740%, 04/11/11	1,000	1,107,619
4.800%, 05/24/11	3,300	3,524,763
6.300%, 06/06/11	2,800	3,092,874
4.250%, 07/11/11	13,600	14,376,003
4.350%, 11/02/11	8,000	8,498,816
4.200%, 11/07/11	6,650	7,038,732
4.300%, 11/23/11	5,500	5,838,091
6.260%, 12/02/11	2,000	2,230,658
4.950%, 12/22/11	9,000	9,721,557
5.230%, 02/14/12	12,000	13,085,004
4.500%, 03/14/12	8,500	9,099,769
4.625%, 03/16/12	7,000	7,520,891
5.000%, 06/01/12	4,295	4,682,392
4.480%, 08/24/12	12,000	12,918,792
6.280%, 11/26/12	3,000	3,427,329
4.400%, 01/03/13	11,000	11,816,167
4.150%, 05/15/13	10,000	10,662,610
5.580%, 07/03/13	23,000	25,903,796
3.880%, 07/08/13	7,000	7,386,484
4.920%, 08/26/13	4,125	4,538,857
4.710%, 10/18/13	7,000	7,646,940
4.900%, 01/16/14	5,700	6,286,103
5.300%, 02/18/14	12,000	13,468,500
5.250%, 06/05/14	14,400	16,182,662
4.375%, 06/30/14	3,915	4,231,872
8.160%, 09/30/14	3,615	4,622,761
4.700%, 12/10/14	4,000	4,399,844
4.550%, 02/03/15	4,500	4,916,124
4.375%, 02/17/15	14,300	15,484,197
6.030%, 03/21/16	4,700	5,542,578
5.050%, 03/08/17	10,000	10,759,350
5.625%, 08/18/17	4,000	4,532,224
5.100%, 09/03/19	9,000	9,783,828
5.320%, 09/03/19	21,300	23,554,648
5.150%, 11/15/19	11,200	11,882,584
4.670%, 05/07/20	5,600	5,817,286
5.350%, 08/07/20	6,700	7,375,045
5.250%, 03/02/21	6,100	6,675,065

1

5.220%, 02/22/22	5,000	5,459,380
5.210%, 12/19/22	21,200	23,120,423
Federal Home Loan Bank
5.875%, 02/15/11	2,000	2,165,470
4.500%, 05/13/11	2,045	2,168,919
6.000%, 05/13/11	10,205	11,183,200
7.200%, 06/14/11	3,000	3,372,753
5.750%, 08/15/11	12,000	13,141,728
5.000%, 10/13/11	25,000	26,977,025
5.625%, 11/15/11	5,000	5,484,240
5.625%, 02/15/12	6,100	6,721,791
5.750%, 05/15/12	11,300	12,521,575
4.625%, 08/15/12	15,175	16,394,418
4.500%, 11/15/12	18,000	19,428,570
5.126%, 02/28/13	5,615	6,212,318
3.875%, 06/14/13	12,600	13,322,660
5.375%, 06/14/13	52,400	58,638,796
4.500%, 09/16/13	11,000	11,915,288
6.395%, 06/03/14	5,200	6,129,568
5.250%, 06/18/14	23,000	25,827,137
6.700%, 06/25/14	12,500	14,942,500
4.500%, 11/14/14	4,000	4,353,852
4.875%, 03/11/16	13,600	14,882,303
5.375%, 09/09/16	6,000	6,742,716
4.625%, 09/11/20	11,200	11,763,595
5.000%, 03/12/21	5,200	5,593,775
5.000%, 12/10/21	39,500	42,275,428
5.750%, 06/10/22	19,500	22,332,102
4.750%, 03/10/23	22,200	23,139,193
Tennessee Valley Authority
6.790%, 05/23/12	37,600	42,573,841
6.000%, 03/15/13	28,100	31,498,217
4.750%, 08/01/13	12,500	13,444,388
6.250%, 12/15/17	10,000	11,629,020
TOTAL AGENCY OBLIGATIONS		859,126,221

U.S. TREASURY OBLIGATIONS — (32.8%)
U.S. Treasury Bonds
11.250%, 02/15/15	15,500	23,115,584
10.625%, 08/15/15	11,000	16,300,625
9.875%, 11/15/15	11,600	16,697,655
9.250%, 02/15/16	9,000	12,614,769
7.250%, 05/15/16	6,000	7,665,468
7.500%, 11/15/16	10,800	14,049,277
9.000%, 11/15/18	12,200	17,968,306
8.125%, 08/15/19	3,800	5,335,436
8.750%, 08/15/20	3,200	4,724,499
8.125%, 05/15/21	27,100	38,778,420
7.250%, 08/15/22	11,000	14,942,818
U.S. Treasury Notes
4.875%, 02/15/12	62,800	69,320,398
4.375%, 08/15/12	54,700	60,366,592
4.000%, 11/15/12	9,700	10,616,194

2

3.875%, 02/15/13	27,600	30,170,250
3.625%, 05/15/13	7,700	8,350,288
4.250%, 08/15/13	30,100	33,655,562
4.000%, 02/15/14	18,500	20,545,120
4.250%, 08/15/14	7,500	8,451,563
4.875%, 08/15/16	8,200	9,481,250
TOTAL U.S. TREASURY OBLIGATIONS		423,150,074

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $8,320,000 FNMA 5.00%, 08/25/18, valued at $8,156,242) to be repurchased at $8,031,127	8,031	8,031,000

TOTAL INVESTMENTS - (100.0%)
(Cost $1,179,128,393)##		$1,290,307,295

3

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount	Value †
	(000)

U.S. TREASURY OBLIGATIONS — (98.9%)
U.S. Treasury Inflation Notes
1.875%, 07/15/13	$32,700	$37,690,709
2.000%, 01/15/14	44,800	51,310,988
2.000%, 07/15/14	39,500	44,319,512
1.625%, 01/15/15	30,700	33,149,158
1.875%, 07/15/15	26,500	28,587,824
2.000%, 01/15/16	30,550	32,533,379
2.500%, 07/15/16	27,500	29,741,098
2.375%, 01/15/17	28,400	30,533,539
2.625%, 07/15/17	25,200	27,016,672
1.625%, 01/15/18	27,000	26,769,537
1.375%, 07/15/18	13,300	12,626,257
2.375%, 01/15/25	21,700	23,934,490
2.000%, 01/15/26	22,400	22,226,482
2.375%, 01/15/27	12,300	12,717,281
1.750%, 01/15/28	22,200	20,059,507
TOTAL U.S. TREASURY OBLIGATIONS		433,216,433

TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $5,155,000 FNMA 5.00%, 08/25/18, valued at $5,053,537) to be repurchased at $4,978,079	4,978	4,978,000

TOTAL INVESTMENTS - (100.0%) (Cost $439,204,858)##		$438,194,433

1

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount	Value †
	(000)

MUNICIPAL BONDS — (97.6%)
ALABAMA — (0.4%)
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA)
5.000%, 03/01/09	$4,000	$4,012,480

ARIZONA — (1.2%)
Maricopa County Unified School District (GO)
7.400%, 07/01/10	3,485	3,789,903
Maricopa County Unified School District (GO) (FSA)
5.000%, 07/01/13	6,800	7,724,256
TOTAL ARIZONA		11,514,159

ARKANSAS — (0.7%)
Arkansas State (GO) Series A
5.500%, 08/01/09	3,885	3,977,346
Fort Smith Water & Sewer (RB) Series A (FSA)
5.000%, 10/01/09	2,850	2,935,699
TOTAL ARKANSAS		6,913,045

CALIFORNIA — (3.0%)
California State (GO)
5.250%, 11/01/09	7,695	7,885,451
California State Department Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,900	2,154,657
California State Economic Recovery (GO) Series A
5.000%, 01/01/11	9,100	9,531,613
California State Economic Recovery (GO) Series A (MBIA)
5.000%, 07/01/12	8,400	9,041,928
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA)
5.000%, 10/01/09	800	819,752
TOTAL CALIFORNIA		29,433,401

COLORADO — (1.0%)
Arapahoe County School District (GO) (FSA)
5.000%, 12/15/10	9,000	9,599,040

CONNECTICUT — (3.1%)
City of Stamford (GO)
5.000%, 07/15/09	2,000	2,040,600

1

Connecticut State (GO)
5.000%, 03/15/12	5,000	5,535,200
Connecticut State (GO) Series A
5.000%, 03/01/13	3,855	4,363,513
Connecticut State (GO) Series C
5.000%, 12/15/09	4,000	4,156,720
Connecticut State (GO) Series G (MBIA)
4.500%, 03/15/09	5,600	5,626,432
Connecticut State (RB) Series A
5.000%, 06/30/09	5,000	5,092,650
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA)
5.000%, 12/01/12	4,000	4,508,920
TOTAL CONNECTICUT		31,324,035

DELAWARE — (2.6%)
Delaware State (GO)
5.000%, 08/01/12	11,370	12,756,003
Delaware State (GO) Series B
5.000%, 02/01/11	7,470	8,026,963
5.000%, 02/01/12	5,000	5,531,800
TOTAL DELAWARE		26,314,766

FLORIDA — (4.7%)
City of Gainesville (RB) Series C
5.000%, 10/01/10	2,265	2,399,315
Florida State Board of Education (GO) Series B
5.250%, 06/01/13	3,700	4,200,684
Florida State Board of Education (GO) Series C
4.000%, 06/01/09	4,000	4,040,360
Florida State Board of Education (GO) Series D
5.000%, 06/01/13	13,085	14,720,625
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA)
5.000%, 07/01/11	5,330	5,601,137
5.000%, 07/01/11	5,130	5,472,530
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA)
5.000%, 07/01/11	5,800	6,187,266
Gainesville Utilities Systems (RB) Series C (FSA)
5.000%, 10/01/09	4,000	4,108,160
TOTAL FLORIDA		46,730,077

GEORGIA — (6.1%)
De Kalb County School District (GO)
5.000%, 02/01/12	21,330	23,512,699
Georgia State (GO) Series B
6.250%, 04/01/09	2,000	2,018,420

2

Georgia State (GO) Series C
5.500%, 07/01/12	8,400	9,554,244
Georgia State (GO) Series D
5.800%, 11/01/09	2,010	2,089,214
5.000%, 08/01/12	7,100	7,975,785
Henry County School District (GO) Series A
5.000%, 04/01/13	14,000	15,925,420
TOTAL GEORGIA		61,075,782

HAWAII — (0.8%)
City & County of Honolulu (GO) (ETM) Series A (MBIA)
5.000%, 03/01/10	1,255	1,315,880
City & County of Honolulu (GO) Series A (MBIA)
5.000%, 03/01/10	745	777,028
City & County of Honolulu (GO) Series C (MBIA)
5.000%, 07/01/12	5,000	5,559,900
TOTAL HAWAII		7,652,808

ILLINOIS — (2.0%)
City of Chicago (GO) Series A (FSA)
5.000%, 01/01/13	8,150	9,090,673
Cook County (GO) Series D (AMBAC)
5.250%, 11/15/12	2,000	2,253,380
Illinois State (GO) First Series (FSA)
5.500%, 04/01/09	3,000	3,022,140
Illinois State (GO) First Series (MBIA)
5.125%, 10/01/11	5,300	5,790,038
TOTAL ILLINOIS		20,156,231

IOWA — (0.4%)
City of Des Moines (GO) Series B
5.000%, 06/01/09	3,680	3,731,594

KANSAS — (0.6%)
Johnson County Unified School District (GO) Series A (MBIA)
5.000%, 10/01/11	5,770	6,294,262

KENTUCKY — (1.6%)
Kentucky Asset Liability Commission (RB) First Series (MBIA)
5.000%, 09/01/11	14,300	15,465,021

MARYLAND — (3.8%)
Baltimore County (GO)
5.000%, 02/01/12	1,700	1,883,447
Howard County Maryland (GO) (TECP) Series D
0.270%, 02/05/09	4,000	3,999,800

3

Maryland Health & Higher Educational Facilities Authority (TECP) - Johns Hopkins University
0.200%, 02/04/09	5,600	5,599,776
Maryland State (GO)
5.250%, 02/15/12	5,000	5,580,250
Maryland State (GO) Series B
5.250%, 02/01/09	5,000	5,000,000
5.000%, 02/15/13	14,000	15,909,460
TOTAL MARYLAND		37,972,733

MASSACHUSETTS — (5.0%)
Commonwealth of Massachusetts (GO) Series D
5.500%, 11/01/13	7,550	8,817,721
Commonwealth of Massachusetts (RB) Series A
5.500%, 12/15/13	9,450	10,927,980
Massachusetts School Building Authority (TECP) Series A
0.220%, 02/02/09	5,200	5,200,000
0.240%, 02/04/09	20,000	19,999,400
Massachusetts Water Resources Authority (TECP)
0.220%, 02/06/09	5,000	4,999,650
TOTAL MASSACHUSETTS		49,944,751

MICHIGAN — (3.1%)
Kent County (GO) Series A
5.000%, 11/01/09	7,235	7,466,303
Michigan Municipal Bond Authority (RB)
5.500%, 10/01/13	5,000	5,820,550
Michigan State (GO)
5.500%, 12/01/13	10,000	11,472,900
Utica Community Schools (GO)
4.000%, 05/01/09	6,000	6,048,120
TOTAL MICHIGAN		30,807,873

MINNESOTA — (4.2%)
City of Minneapolis (GO)
5.000%, 12/01/10	6,840	7,324,409
Minnesota State (GO)
5.000%, 08/01/09	2,600	2,657,772
5.000%, 06/01/11	7,050	7,655,525
University of Minnesota Board of Regents (TECP)
0.300%, 02/09/09	23,800	23,796,668
TOTAL MINNESOTA		41,434,374

MISSISSIPPI — (0.8%)
Mississippi State (GO) Series A
5.375%, 12/01/12	3,350	3,801,312

4

Mississippi State (GO) Series B
5.000%, 10/01/09	4,000	4,109,520
TOTAL MISSISSIPPI		7,910,832

NEBRASKA — (0.8%)
Omaha Public Power District (TECP)
0.200%, 02/05/09	8,000	7,999,440

NEVADA — (8.4%)
Clark County (GO) (AMBAC)
5.000%, 11/01/11	5,010	5,350,680
Clark County (GO) Series A (FSA)
4.000%, 06/01/09	3,540	3,575,612
Clark County School District (GO) Series A
5.000%, 06/15/09	7,000	7,097,720
Clark County School District (GO) Series A (AMBAC)
4.500%, 06/15/11	11,000	11,543,070
Clark County School District (GO) Series F (FSA)
5.000%, 06/15/09	5,245	5,314,129
Las Vegas Valley Water District (GO) Series B (MBIA)
5.250%, 06/01/09	2,830	2,871,601
Las Vegas Valley Water District (TECP) Series B
0.500%, 02/09/09	21,000	20,998,740
Nevada State (GO)
5.000%, 06/01/13	12,990	14,642,588
5.000%, 12/01/13	1,400	1,594,306
Nevada State (GO) Series A
5.000%, 02/01/10	10,045	10,466,990
TOTAL NEVADA		83,455,436

NEW JERSEY — (2.8%)
Monmouth County (GO)
4.250%, 09/15/12	5,115	5,617,395
New Jersey State (GO) (ETM)
5.250%, 08/01/12	8,400	9,529,044
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIC)
5.250%, 12/15/09	6,130	6,336,152
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA)
5.500%, 12/15/11	6,035	6,532,163
TOTAL NEW JERSEY		28,014,754

NEW MEXICO — (2.3%)
New Mexico State (GO)
5.000%, 03/01/12	10,260	11,344,892

5

New Mexico State Severance Tax (RB) (MBIA)
5.000%, 07/01/10	11,385	11,979,069
TOTAL NEW MEXICO		23,323,961

NEW YORK — (5.3%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC)
5.000%, 11/15/09	3,415	3,527,149
New York City (GO) Series C
5.000%, 08/01/10	5,000	5,230,650
New York City (GO) Series G
5.000%, 08/01/10	5,040	5,272,495
New York City (GO) Series H
5.000%, 08/01/12	3,000	3,257,640
New York City (GO) Series J-1
5.000%, 08/01/10	11,180	11,729,609
New York Power Authority (TECP)
0.200%, 02/05/09	10,300	10,299,588
0.200%, 02/12/09	4,400	4,399,076
New York State Thruway Authority (RB) (ETM) Series A (MBIA)
5.000%, 04/01/09	3,500	3,525,620
New York State Tollway Authority (RB) (MBIA)
5.000%, 01/01/10	5,000	5,163,200
TOTAL NEW YORK		52,405,027

NORTH CAROLINA — (5.0%)
Durham County (GO)
5.500%, 04/01/09	3,000	3,024,090
Guilford County (GO) Series C
5.000%, 10/01/12	8,040	9,037,925
North Carolina State (GO) Series A
5.000%, 03/01/09	4,000	4,013,880
5.000%, 03/01/11	13,000	14,006,460
5.000%, 06/01/11	10,000	10,858,900
Wake County (GO)
4.500%, 03/01/13	7,800	8,715,018
TOTAL NORTH CAROLINA		49,656,273

OHIO — (1.7%)
Ohio State (GO) Series E
5.000%, 09/15/11	10,470	11,417,012
Ohio State Building Authority (RB) (FSA)
5.000%, 10/01/09	2,755	2,832,278
Ohio State Common Schools (GO) Series A
5.000%, 09/15/09	2,565	2,633,716
TOTAL OHIO		16,883,006

6

OKLAHOMA — (0.7%)
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/10	7,160	7,423,560

OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA)
5.000%, 06/15/09	6,055	6,143,342

PENNSYLVANIA — (3.1%)
Commonwealth of Pennsylvania (GO) First Series
5.000%, 08/01/11	13,000	14,175,460
Commonwealth of Pennsylvania (GO) First Series (MBIA)
5.000%, 01/01/10	3,500	3,636,990
5.250%, 02/01/13	5,755	6,568,930
Commonwealth of Pennsylvania (GO) First Series A
5.000%, 11/01/10	3,000	3,194,790
Commonwealth of Pennsylvania (GO) Second Series (FGIC)
5.000%, 10/01/09	2,950	3,031,745
TOTAL PENNSYLVANIA		30,607,915

SOUTH CAROLINA — (0.3%)
Richland County School District No. 2 (GO) Series B (FGIC)
5.000%, 02/01/10	1,500	1,562,715
South Carolina State (GO) Series B
5.000%, 04/01/09	1,900	1,913,680
TOTAL SOUTH CAROLINA		3,476,395

TENNESSEE — (2.0%)
Hamilton County (GO)
5.000%, 03/01/11	5,700	6,125,448
5.000%, 03/01/12	5,095	5,628,905
Shelby County (GO) Series A
5.000%, 04/01/09	4,195	4,224,323
Tennessee School Bond Authority (TECP) Series 97-A
0.800%, 03/02/09	3,750	3,751,275
TOTAL TENNESSEE		19,729,951

TEXAS — (10.0%)
Austin Texas Combined Utility Systems (TECP) Series A
0.250%, 02/05/09	5,600	5,599,664
City of Dallas (GO)
4.750%, 02/15/10	11,675	12,154,726

7

City of San Antonio (RB) Series A
5.500%, 02/01/11	2,000	2,156,800
El Paso Waterworks & Sewer System (TECP) Series A
0.350%, 02/02/09	4,000	4,000,000
Katy Independent School District (GO) Series A
5.000%, 02/15/12	7,465	8,294,959
San Antonio Electric & Gas (TECP) Series A
1.400%, 02/27/09	3,800	3,802,850
San Antonio Water System (TECP)
0.550%, 02/13/09	14,000	13,998,740
Texas A&M University (RB) Series B
5.000%, 05/15/09	4,000	4,046,720
Texas Municipal Power Agency (TECP)
0.400%, 02/09/09	23,650	23,647,635
Texas State (GO) Series B
5.000%, 08/01/09	4,000	4,085,680
Texas State University Systems (RB) (FSA)
5.000%, 03/15/09	2,245	2,255,888
University of Texas Board of Regents (TECP)
0.500%, 02/03/09	15,805	15,804,842
TOTAL TEXAS		99,848,504

UTAH — (1.9%)
Salt Lake County (GO)
5.000%, 06/15/12	10,060	11,263,377
Utah State (GO) Series A
5.000%, 07/01/12	6,440	7,213,508
TOTAL UTAH		18,476,885

VIRGINIA — (3.4%)
Fairfax Country (GO) Series A
5.000%, 06/01/09	3,465	3,515,901
Virginia Commonwealth Transportation Board (RB)
5.000%, 10/01/09	5,000	5,141,250
5.000%, 10/01/11	1,940	2,120,517
5.000%, 09/27/12	4,040	4,527,749
Virginia State Public Building Authority (RB) Series A
5.000%, 08/01/09	4,000	4,085,480
Virginia State Public School Authority (RB) (ETM) Series I
5.250%, 08/01/09	25	25,586
Virginia State Public School Authority (RB) Series B
5.000%, 08/01/11	9,595	10,450,298

8

Virginia State Public School Authority (RB) Series I
5.250%, 08/01/09	3,475	3,552,979
TOTAL VIRGINIA		33,419,760

WASHINGTON — (2.3%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA)
5.000%, 01/01/10	2,000	2,076,220
Seattle Municipal Light & Power (RB) (FSA)
4.000%, 08/01/09	5,940	5,997,796
Snohomish County Public Utility (RB) Series B
5.250%, 12/01/10	11,000	11,743,710
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA)
4.500%, 06/01/09	3,500	3,542,840
TOTAL WASHINGTON		23,360,566

WISCONSIN — (1.9%)
Wisconsin State (GO) Series 1 (MBIA)
5.250%, 05/01/09	2,000	2,021,320
5.500%, 05/01/11	16,000	17,408,960
TOTAL WISCONSIN		19,430,280

TOTAL MUNICIPAL BONDS
		971,942,319

	Shares

TEMPORARY CASH INVESTMENTS — (2.4%)
BlackRock Liquidity Funds MuniFund Portfolio	23,808,961	23,808,961

TOTAL INVESTMENTS - (100.0%) (Cost $977,377,697)##		$995,751,280

9

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount	Value †
	(000)

MUNICIPAL BONDS — (97.0%)
CALIFORNIA — (97.0%)
Anaheim Union High School District (GO) Series A (FSA)
5.000%, 08/01/12	$1,275	$1,440,189
Berryessa Union School District (GO) Series B (FSA)
5.375%, 08/01/11	1,205	1,346,804
California Communities Note Program Series B
3.000%, 07/31/09	4,500	4,540,500
California Educational Facilities Authority (RB) Series A
5.000%, 04/01/13	2,250	2,578,027
California Infrastructure & Economic Development Bank (RB) (FSA)
5.250%, 07/01/13	2,000	2,334,580
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
5.000%, 10/01/10	2,000	2,116,900
California State (GO)
4.000%, 06/01/09	565	569,051
5.000%, 09/01/09	1,865	1,908,529
5.000%, 02/01/10	1,500	1,545,915
5.000%, 03/01/10	3,000	3,097,800
5.250%, 09/01/10	550	571,818
5.000%, 10/01/10	2,000	2,077,020
4.000%, 02/01/11	1,000	1,027,200
5.250%, 03/01/11	800	842,536
5.000%, 04/01/11	3,000	3,149,430
5.000%, 06/01/11	500	526,540
5.000%, 10/01/11	2,215	2,346,505
5.000%, 04/01/12	1,500	1,600,440
California State Department of Transportation (RB) Series A (MBIA)
5.000%, 02/01/11	1,125	1,196,482
California State Department of Water Resources (RB) Series A
5.500%, 05/01/09	1,100	1,110,428
5.500%, 05/01/10	700	730,401
California State Department of Water Resources (RB) Series A (FSA)
5.250%, 05/01/11	1,450	1,553,080
California State Department of Water Resources (RB) Series A (MBIA)
5.250%, 05/01/09	420	423,679

1

California State Department Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,850	2,097,955
California State Department Water Resources Power Supply (RB) Series A (MBIA)
5.000%, 05/01/11	1,000	1,059,300
California State Economic Recovery (GO) Series A
5.000%, 07/01/09	635	644,131
5.000%, 01/01/10	1,585	1,631,187
5.000%, 01/01/11	3,500	3,666,005
3.500%, 07/01/11	1,075	1,100,209
5.000%, 07/01/11	1,000	1,058,300
California State Economic Recovery (GO) Series A (MBIA)
5.000%, 07/01/11	800	846,640
5.000%, 07/01/12	2,475	2,664,140
5.250%, 07/01/13	3,810	4,192,829
Chabot-Las Positas Comminity College District (GO) (AMBAC)
5.000%, 08/01/11	1,010	1,095,880
Charter Oak Unified School District (GO) Series B (FSA)
5.000%, 07/01/13	2,805	3,244,319
City & County of San Francisco (GO) (FSA)
4.000%, 06/15/09	1,200	1,214,928
City & County of San Francisco (GO) Series A (AMBAC)
5.000%, 06/15/12	1,600	1,769,680
City & County of San Francisco (GO) Series R-1 (FGIC)
5.000%, 06/15/12	3,855	4,270,492
City of Los Angeles (GO) (MBIA)
4.000%, 09/01/10	1,000	1,042,590
City of Los Angeles (GO) Series A (MBIA)
5.000%, 09/01/12	1,165	1,293,500
Coast Community College District (GO) Series A (MBIA)
4.500%, 08/01/09	1,000	1,019,020
Compton Community Redevelopment Agency (TAN) Series A (AMBAC)
5.000%, 08/01/09	1,700	1,729,206
Contra Costa Water District (TECP) Series A
0.500%, 02/02/09	1,000	1,000,000
East Bay Municipal Utility District, Water System (TECP)
0.350%, 02/05/09	500	499,995
El Camino Community College District (GO) Series A (MBIA)
5.000%, 08/01/13	2,915	3,379,943
5.000%, 08/01/13	3,060	3,548,070

2

El Monte Union High School District (GO) Series A (FSA)
5.000%, 06/01/13	2,185	2,515,940
Foothill-De Anza Community College District (GO) Series B
5.250%, 08/01/13	2,000	2,335,980
5.250%, 08/01/13	3,675	4,292,363
Fremont Union High School District (GO) (MBIA)
4.000%, 09/01/11	750	797,768
Fremont Union High School District (GO) Series B
5.500%, 09/01/09	500	514,720
Fresno (RB) Series A-1 (AMBAC)
6.250%, 09/01/10	300	320,829
Hawthorne School District (GO) Series A
4.000%, 10/01/09	5,000	5,069,950
Industry Public Facilities Authority (TAN) (MBIA)
4.500%, 05/01/10	700	723,961
Long Beach Bond Finance Authority (TAN) (AMBAC)
5.375%, 08/01/12	1,585	1,801,876
Long Beach Unified School District (GO)
4.000%, 08/01/12	500	537,415
Long Beach Unified School District (GO) (TRAN)
4.000%, 06/15/09	2,000	2,017,420
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC)
4.000%, 12/01/09	520	531,825
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA)
5.000%, 07/01/11	2,500	2,763,025
Los Angeles County Metropolitan Transportation Authority (RB) Series A
4.000%, 07/01/11	750	794,363
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC)
6.000%, 07/01/11	580	641,207
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA)
5.000%, 12/01/09	1,300	1,335,841
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA)
5.000%, 10/01/12	5,000	5,578,950
Los Angeles Department of Water & Power (RB) Series A-1
5.000%, 07/01/09	3,600	3,663,576
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA)
5.000%, 07/01/11	460	497,366

3

Los Angeles Unified School District (GO) (AMBAC)
5.000%, 07/01/11	175	187,924
Los Angeles Unified School District (GO) (MBIA)
5.500%, 07/01/12	800	885,936
Los Angeles Unified School District (GO) Series A (FGIC)
6.000%, 07/01/11	1,000	1,093,570
Los Angeles Unified School District (GO) Series A (MBIA)
5.250%, 07/01/12	3,600	3,957,336
Los Angeles Unified School District (GO) Series H
5.000%, 07/01/09	1,000	1,017,830
Los Angeles Water & Power (TECP)
0.500%, 03/19/09	2,400	2,400,600
Metropolitan Water District of Southern California (RB)
5.750%, 07/01/09	300	306,327
Mountain View-Whisman School District (GO) Series D (MBIA)
5.000%, 06/01/12	1,480	1,679,578
Municipal Improvement Corp. of Los Angeles (TECP)
0.300%, 02/17/09	2,800	2,800,000
North City West School Facilities Financing Authority (STRB) Series C (AMBAC)
5.000%, 09/01/09	300	303,903
Norwalk Redevelopment Agency (TAN) Series A (MBIA)
4.000%, 10/01/10	670	694,301
Orange County (RB) Series A (MBIA)
5.000%, 06/01/12	730	805,300
Peralta Community College District (GO) Series A (FGIC)
8.000%, 08/01/09	300	310,623
Riverside County Transportation Commission (RB) Series A
4.700%, 06/01/09	1,000	1,013,450
Sacramento Transportation Authority (RB) Series A
4.000%, 10/01/09	1,400	1,431,682
San Diego County Water Authority (TECP)
1.450%, 02/05/09	2,650	2,650,212
San Francisco City & County Public Utilities Commission (RB) Series A (FSA)
5.000%, 11/01/12	4,810	5,331,260
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA)
5.000%, 10/01/09	1,800	1,844,442

4

San Joaquin County Transportation Authority (TECP)
0.350%, 02/12/09	800	799,912
San Jose Unified School District (GO) (FGIC)
5.000%, 08/01/11	1,300	1,410,539
5.000%, 08/01/12	5,000	5,551,650
San Leandro Unified School District (GO) Series A (FSA)
6.000%, 08/01/09	1,000	1,023,360
6.000%, 08/01/10	615	652,939
San Mateo County Community College District (GO) Series A
4.500%, 09/01/13	2,000	2,230,520
Santa Barbara School District (GO)
3.000%, 06/30/09	2,000	2,018,340
Santa Clara County Financing Authority (RB) (AMBAC)
7.750%, 11/15/09	1,200	1,262,604
Santa Clara Unified School District (GO)
4.000%, 07/01/13	915	985,418
Sonoma County (RB) Series A (FGIC)
4.000%, 09/01/12	1,950	2,108,438
Southern Kern Unified School District (GO)
4.000%, 12/01/09	2,800	2,856,084
University of California (RB) Series A (AMBAC)
5.000%, 05/15/11	1,140	1,229,900
University of California (RB) Series E (MBIA)
5.000%, 05/15/13	1,560	1,758,557
University of California (RB) Series J (MBIA)
5.000%, 05/15/12	450	496,872
University of California (RB) Series K (MBIA)
5.000%, 05/15/12	500	552,080
University of California (TECP)
0.150%, 02/10/09	2,900	2,899,565

TOTAL MUNICIPAL BONDS		175,987,600

	Shares

TEMPORARY CASH INVESTMENTS — (3.0%)
BlackRock Liquidity Funds California Money Fund - Institutional Shares	5,449,491	5,449,491

TOTAL INVESTMENTS - (100.0%) (Cost $177,604,898)##		$181,437,091

5

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.8%)
Consumer Discretionary — (12.5%)
*	1-800-FLOWERS.COM, Inc.	600	$1,506
*	99 Cents Only Stores	1,500	12,570
#	Aaron Rents, Inc.	600	13,116
#	Abercrombie & Fitch Co.	200	3,570
	Advance Auto Parts, Inc.	400	13,092
* #	Amazon.com, Inc.	600	35,292
	Ambassadors Group, Inc.	500	4,135
	American Axle & Manufacturing Holdings, Inc.	1,000	1,090
*	AnnTaylor Stores Corp.	500	2,460
*	Apollo Group, Inc. Class A	300	24,438
	Arbitron, Inc.	300	4,506
	Arctic Cat, Inc.	300	1,287
	ArvinMeritor, Inc.	1,000	1,750
*	ATC Technology Corp.	300	3,915
*	AutoNation, Inc.	1,700	15,776
*	Autozone, Inc.	200	26,578
*	Avatar Holdings, Inc.	200	5,190
	Barnes & Noble, Inc.	1,300	21,346
	bebe Stores, Inc.	1,100	6,215
*	Bed Bath and Beyond, Inc.	500	11,615
	Belo Corp.	300	600
	Belo Corp. Class A	1,500	2,145
	Best Buy Co., Inc.	500	14,010
	Big 5 Sporting Goods Corp.	500	2,630
*	Big Lots, Inc.	600	8,070
#	Black & Decker Corp.	600	17,346
*	Blockbuster, Inc. Class B	1,100	924
*	Blue Nile, Inc.	100	2,022
*	Bluegreen Corp.	600	1,050
	Blyth, Inc.	800	2,728
	Books-A-Million, Inc.	400	936
	Borders Group, Inc.	1,500	660
#	BorgWarner, Inc.	800	13,504
	Brinker International, Inc.	1,400	15,358
*	Brink’s Home Security Holdings, Inc.	400	9,148
	Brown Shoe Company, Inc.	1,000	4,690
	Brunswick Corp.	1,400	3,892
#	Buckle, Inc.	450	9,517
*	Build-A-Bear-Workshop, Inc.	500	2,100
	Bunge, Ltd.	300	12,882
*	Cabela’s, Inc.	1,600	8,976
*	Cache, Inc.	300	561
*	California Pizza Kitchen, Inc.	200	2,072

1

	Callaway Golf Co.	250	1,902
*	Career Education Corp.	800	17,440
* #	CarMax, Inc.	1,600	13,232
	Carnival Corp.	3,000	54,570
*	Carriage Services, Inc.	600	1,326
*	Carter’s, Inc.	400	6,796
	Cato Corp. Class A	700	9,261
*	Cavco Industries, Inc.	100	2,448
	CBS Corp. Class A	100	578
	CBS Corp. Class B	2,900	16,588
	Centex Corp.	3,100	26,381
*	Charter Communications, Inc.	3,000	270
*	Cheesecake Factory, Inc.	1,100	9,548
	Choice Hotels International, Inc.	300	7,896
	Cinemark Holdings, Inc.	3,000	23,730
*	Citi Trends, Inc.	300	2,859
	CKE Restaurants, Inc.	1,100	9,130
*	Coach, Inc.	300	4,380
*	Coinstar, Inc.	700	16,086
#	Columbia Sportswear Co.	900	25,848
	Comcast Corp. Class A	11,500	168,475
	Comcast Corp. Special Class A	2,400	33,312
*	Conn’s, Inc.	500	6,080
* #	Corinthian Colleges, Inc.	1,000	18,680
	Courier Corp.	300	4,713
*	Cox Radio, Inc.	500	2,525
	Cracker Barrel Old Country Store, Inc.	200	3,514
*	Crown Media Holdings, Inc.	700	1,155
	CSS Industries, Inc.	200	3,034
*	Culp, Inc.	200	376
	D.R. Horton, Inc.	9,400	56,024
#	Darden Restaurants, Inc.	2,900	76,038
*	DG FastChannel, Inc.	200	2,898
	Dillards, Inc. Class A	1,000	4,350
*	DISH Network Corp.	200	2,568
	Disney (Walt) Co.	16,100	332,948
*	Dixie Group, Inc.	200	310
*	Dollar Tree, Inc.	200	8,542
*	DreamWorks Animation SKG, Inc.	600	13,170
*	Drew Industries, Inc.	200	1,724
	E.W. Scripps Co.	233	375
	Eastman Kodak Co.	7,500	33,975
*	Entravision Communications Corp.	250	210
	Ethan Allen Interiors, Inc.	700	7,973
#	Family Dollar Stores, Inc.	1,300	36,101
	Fisher Communications, Inc.	200	3,050
	Foot Locker, Inc.	4,300	31,648
* #	Ford Motor Co.	6,733	12,591
*	Fossil, Inc.	1,800	20,772
*	Franklin Covey Co.	400	1,644
	Fred’s, Inc.	1,400	14,364
* #	Fuel Systems Solutions, Inc.	300	7,842
	Furniture Brands International, Inc.	1,300	2,665
* #	GameStop Corp. Class A	1,900	47,082
#	Gannett Co., Inc.	3,200	18,464

2

	Gap, Inc.	1,400	15,792
#	General Motors Corp.	1,900	5,719
*	Genesco, Inc.	400	6,160
*	Gentek, Inc.	200	2,730
	Gentex Corp.	800	6,712
	Genuine Parts Co.	900	28,818
#	Group 1 Automotive, Inc.	200	1,994
*	GSI Commerce, Inc.	300	2,571
	Guess?, Inc.	200	3,218
*	Gymboree Corp.	200	4,900
	H&R Block, Inc.	500	10,365
#	Hasbro, Inc.	2,200	53,086
	Haverty Furniture Co., Inc.	400	3,208
*	Hawk Corp.	200	3,378
*	Hayes Lemmerz International, Inc.	1,100	99
	Hearst-Argyle Television, Inc.	1,100	4,334
	Heelys, Inc.	509	1,038
*	Hibbett Sporting Goods, Inc.	300	4,083
#	Hillenbrand, Inc.	500	9,245
#	Home Depot, Inc.	6,200	133,486
*	HSN, Inc.	440	2,090
*	Iconix Brand Group, Inc.	1,400	11,578
#	Idearc, Inc.	200	13
	Interface, Inc. Class A	500	2,040
	International Speedway Corp. Class A	700	16,296
*	Interpublic Group of Companies, Inc.	3,500	11,655
*	Interval Leisure Group, Inc.	440	2,204
*	iRobot Corp.	600	4,560
*	ITT Educational Services, Inc.	200	24,502
#	J.C. Penney Co., Inc.	4,400	73,700
* #	Jack in the Box, Inc.	1,400	31,626
	Jackson Hewitt Tax Service, Inc.	600	7,944
*	JAKKS Pacific, Inc.	400	7,336
*	Jo-Ann Stores, Inc.	300	3,831
	Johnson Controls, Inc.	4,400	55,044
	Jones Apparel Group, Inc.	2,100	7,266
*	Jos. A. Bank Clothiers, Inc.	400	10,984
	Journal Communications, Inc. Class A	1,600	2,864
#	KB HOME	2,200	23,474
	Kenneth Cole Productions, Inc. Class A	200	1,278
	Kimball International, Inc. Class B	600	4,134
*	Kohl’s Corp.	2,100	77,091
	K-Swiss, Inc. Class A	700	7,504
	La-Z-Boy, Inc.	1,200	1,164
*	Lear Corp.	1,400	1,274
#	Lee Enterprises, Inc.	600	186
	Leggett & Platt, Inc.	1,600	19,984
	Libbey, Inc.	300	372
*	Liberty Global, Inc. Class A	600	8,742
* #	Liberty Global, Inc. Series C	2,200	31,504
*	Liberty Media Corp. - Entertainment Class A	9,100	166,985
*	Liberty Media Holding Corp. Capital Class A	400	2,196
* #	Life Time Fitness, Inc.	1,000	14,810
	Limited Brands, Inc.	3,300	26,136
*	Lincoln Educational Services	600	8,772

3

*	LKQ Corp.	2,200	25,410
* #	Lodgenet Entertainment Corp.	200	190
	Lowe’s Companies, Inc.	2,500	45,675
*	Luby’s, Inc.	300	1,362
	M/I Homes, Inc.	200	1,768
#	Macy’s, Inc.	7,100	63,545
*	Maidenform Brands, Inc.	400	3,580
	Marine Products Corp.	1,000	3,740
#	Marriott International, Inc. Class A	300	4,893
	Mattel, Inc.	1,100	15,609
	Matthews International Corp. Class A	400	15,576
	McGraw-Hill Companies, Inc.	340	7,477
	MDC Holdings, Inc.	500	15,320
*	Mediacom Communications Corp.	700	3,780
	Meredith Corp.	300	4,791
	Modine Manufacturing Co.	200	548
*	Mohawk Industries, Inc.	1,300	41,743
	Monro Muffler Brake, Inc.	400	9,708
*	Morningstar, Inc.	200	6,934
	Movado Group, Inc.	400	3,072
* #	Netflix, Inc.	200	7,228
	Newell Rubbermaid, Inc.	2,500	20,200
	News Corp. Class A	4,000	25,560
#	News Corp. Class B	1,800	13,032
	NIKE, Inc. Class B	354	16,018
	Nordstrom, Inc.	400	5,076
	Nutri/System, Inc.	200	2,578
*	NVR, Inc.	100	42,609
	Omnicom Group, Inc.	500	12,945
* #	O’Reilly Automotive, Inc.	1,650	47,965
	Oxford Industries, Inc.	200	1,332
*	Pacific Sunwear of California, Inc.	600	750
*	Palm Harbor Homes, Inc.	400	1,416
* #	Panera Bread Co.	400	18,792
	Pennichuck Corp.	100	1,749
	Penske Automotive Group, Inc.	2,500	18,550
*	Perry Ellis International, Inc.	200	768
	PetSmart, Inc.	200	3,754
	Phillips-Van Heusen Corp.	700	13,314
#	Polaris Industries, Inc.	200	4,254
#	Polo Ralph Lauren Corp.	700	28,721
	Pool Corp.	1,000	15,850
	Pre-Paid Legal Services, Inc.	100	3,362
* #	Priceline.com, Inc.	200	13,418
*	Princeton Review, Inc.	400	1,964
	Pulte Homes, Inc.	6,500	65,975
	RadioShack Corp.	2,600	29,796
*	Red Lion Hotels Corp.	500	1,115
*	Red Robin Gourmet Burgers, Inc.	200	2,436
	Regis Corp.	400	4,500
*	Rent-A-Center, Inc.	1,600	23,760
*	Rentrak Corp.	100	1,240
#	Ross Stores, Inc.	200	5,884
	Ryland Group, Inc.	500	7,800
	Sauer-Danfoss, Inc.	700	5,278

4

	Scripps Networks Interactive	200	4,294
* #	Sears Holdings Corp.	2,500	102,300
	Service Corp. International	7,200	32,760
	Sherwin-Williams Co.	200	9,550
	Shiloh Industries, Inc.	500	1,150
	Sinclair Broadcast Group, Inc. Class A	500	925
*	Skechers U.S.A., Inc. Class A	900	8,964
*	Smith & Wesson Holding Corp.	300	708
	Snap-On, Inc.	1,400	42,252
	Sonic Automotive, Inc.	800	1,624
*	Sonic Corp.	500	4,870
#	Sotheby’s Class A	200	1,738
	Spartan Motors, Inc.	400	1,736
	Speedway Motorsports, Inc.	1,200	17,328
	Sport Supply Group, Inc.	300	2,418
*	Stamps.com, Inc.	500	4,090
	Standard Pacific Corp.	2,500	3,525
	Stanley Furniture, Inc.	100	785
	Staples, Inc.	400	6,376
*	Starbucks Corp.	500	4,720
#	Starwood Hotels & Resorts Worldwide, Inc.	400	6,048
*	Steinway Musical Instruments, Inc.	200	2,312
	Sturm Ruger & Co., Inc.	300	1,983
	Superior Industries International, Inc.	300	3,081
	Systemax, Inc.	1,000	10,130
	Target Corp.	1,100	34,320
	Tempur-Pedic International, Inc.	300	2,100
*	Tenneco Automotive, Inc.	500	920
*	Texas Roadhouse, Inc.	1,200	9,156
*	The DIRECTV Group, Inc.	1,000	21,900
* #	The Dress Barn, Inc.	400	3,448
	The Men’s Wearhouse, Inc.	1,300	15,145
	The New York Times Co. Class A	4,000	19,880
	The Pep Boys - Manny, Moe & Jack	1,300	3,757
	The Stanley Works	900	28,134
*	The Steak n Shake Co.	700	4,004
#	The TJX Companies, Inc.	500	9,710
*	The Wet Seal, Inc. Class A	2,400	6,264
	Thor Industries, Inc.	1,500	15,870
*	Ticketmaster Entertainment, Inc.	440	2,618
#	Tiffany & Co.	1,200	24,900
*	Timberland Co. Class A	1,200	13,188
	Time Warner, Inc.	9,900	92,367
*	Toll Brothers, Inc.	2,300	39,146
* #	Tractor Supply Co.	400	13,484
*	True Religion Apparel, Inc.	600	6,846
*	TRW Automotive Holdings Corp.	1,600	4,944
	Tupperware Corp.	300	6,168
*	Tween Brands, Inc.	400	1,076
	Tyco Electronics, Ltd.	6,600	93,456
*	Under Armour, Inc. Class A	200	3,700
*	Unifi, Inc.	1,500	2,760
	Unifirst Corp.	300	7,872
*	Universal Electronics, Inc.	200	2,256
*	Universal Technical Institute, Inc.	300	5,259

5

*	Urban Outfitters, Inc.	200	3,116
*	Valassis Communications, Inc.	1,000	1,280
*	ValueVision Media, Inc. Class A	700	171
*	Viacom, Inc. Class B	600	8,850
* #	Volcom, Inc.	200	1,658
*	Warnaco Group, Inc.	600	13,584
	Weight Watchers International, Inc.	200	4,562
	Wendy’s/Arby’s Group, Inc.	1,425	7,182
*	West Marine, Inc.	500	2,550
#	Whirlpool Corp.	1,400	46,802
	Wiley (John) & Sons, Inc. Class A	400	14,172
	Williams-Sonoma, Inc.	1,600	12,672
	Wolverine World Wide, Inc.	500	9,070
	World Wrestling Entertainment, Inc.	500	4,870
	Wyndham Worldwide Corp.	2,100	12,873
	Yum! Brands, Inc.	900	25,758
*	Zale Corp.	200	248
Total Consumer Discretionary			4,230,247

Consumer Staples — (7.4%)
	Alberto-Culver Co.	900	22,014
	Andersons, Inc.	500	8,195
	Avon Products, Inc.	300	6,135
* #	BJ’s Wholesale Club, Inc.	800	22,944
	Campbell Soup Co.	700	21,259
	Casey’s General Stores, Inc.	700	14,875
* #	Chattem, Inc.	200	13,520
	Chiquita Brands International, Inc.	1,000	13,980
#	Clorox Co.	200	10,030
	Coca-Cola Enterprises, Inc.	5,700	64,011
	Colgate-Palmolive Co.	800	52,032
*	Collective Brands, Inc.	1,600	17,072
	ConAgra, Inc.	4,200	71,820
	Costco Wholesale Corp.	927	41,743
	CVS Caremark Corp.	13,500	362,880
*	Darling International, Inc.	800	3,672
	Del Monte Foods Co.	5,500	36,630
	Diamond Foods, Inc.	300	7,704
*	Elizabeth Arden, Inc.	700	4,081
*	Energizer Holdings, Inc.	1,300	61,919
	Estee Lauder Companies, Inc.	200	5,250
	Farmer Brothers Co.	400	8,144
	Flowers Foods, Inc.	800	17,192
	General Mills, Inc.	800	47,320
* #	Green Mountain Coffee, Inc.	300	11,478
*	Hain Celestial Group, Inc.	500	7,610
	Heinz (H.J.) Co.	500	18,250
#	Hormel Foods Corp.	900	26,847
	Inter Parfums, Inc.	700	4,228
	J & J Snack Foods Corp.	400	13,964
	J.M. Smucker Co.	1,300	58,695
	Kellogg Co.	600	26,214
	Kimberly-Clark Corp.	800	41,176
	Kraft Foods, Inc.	13,800	387,090
	Lancaster Colony Corp.	300	10,923

6

	Lance, Inc.	400	7,532
*	Maui Land & Pineapple Co., Inc.	200	1,846
	McCormick & Co., Inc.	200	6,408
	Nash-Finch Co.	300	12,909
*	National Beverage Corp.	700	6,097
*	NBTY, Inc.	500	9,435
	Nu Skin Enterprises, Inc. Class A	1,300	12,337
*	Pantry, Inc.	600	9,978
*	Peet’s Coffee & Tea, Inc.	300	6,096
	PepsiAmericas, Inc.	2,357	38,018
	PepsiCo, Inc.	2,500	125,575
*	Prestige Brands Holdings, Inc.	1,000	6,350
	PriceSmart, Inc.	300	4,890
	Procter & Gamble Co.	5,330	290,485
	Ralcorp Holdings, Inc.	300	17,766
	Ruddick Corp.	1,000	24,050
	Safeway, Inc.	3,600	77,148
	Sanderson Farms, Inc.	200	7,236
	Sara Lee Corp.	1,500	15,045
*	Smart Balance, Inc.	1,700	12,359
* #	Smithfield Foods, Inc.	1,300	15,431
*	Spectrum Brands, Inc.	900	40
	SUPERVALU, Inc.	2,200	38,588
	Sysco Corp.	400	8,916
	The Hershey Co.	300	11,184
	The Kroger Co.	1,500	33,750
	Tootsie Roll Industries, Inc.	515	12,293
*	TreeHouse Foods, Inc.	800	21,112
	Tyson Foods, Inc. Class A	3,000	26,550
*	United Natural Foods, Inc.	500	7,770
	Walgreen Co.	2,200	60,302
	WD-40 Co.	300	7,521
	Weis Markets, Inc.	400	12,444
#	Whole Foods Market, Inc.	200	2,050
*	Winn-Dixie Stores, Inc.	900	12,366
Total Consumer Staples			2,502,774

Energy — (11.4%)
*	Allis-Chalmers Energy, Inc.	500	1,800
	Alon USA Energy, Inc.	500	5,900
*	Alpha Natural Resources, Inc.	600	9,792
	Anadarko Petroleum Corp.	1,400	51,436
	Apache Corp.	1,000	75,000
#	Arch Coal, Inc.	700	10,633
* #	Arena Resources, Inc.	400	9,744
	Atlas America, Inc.	450	5,715
*	ATP Oil & Gas Corp.	200	894
	Baker Hughes, Inc.	500	16,660
*	Basic Energy Services, Inc.	300	2,880
	Berry Petroleum Corp. Class A	500	3,680
*	Bill Barret Corp.	600	13,266
#	BJ Services Co.	1,500	16,500
*	Brigham Exploration Co.	400	1,000
* #	Bristow Group, Inc.	300	7,257
*	Bronco Drilling Co., Inc.	400	2,112

7

	Cabot Oil & Gas Corp.	1,000	27,490
*	Callon Petroleum Co.	400	844
* #	Cameron International Corp.	400	9,264
	CARBO Ceramics, Inc.	600	21,570
*	Carrizo Oil & Gas, Inc.	200	2,772
* #	Cheniere Energy, Inc.	300	1,056
	Chesapeake Energy Corp.	2,600	41,106
	Chevron Corp.	7,100	500,692
	Cimarex Energy Co.	1,200	29,808
*	Clayton Williams Energy, Inc.	100	3,980
*	CNX Gas Corp.	300	7,764
*	Complete Production Services, Inc.	1,300	8,333
*	Comstock Resources, Inc.	400	15,252
	ConocoPhillips	13,950	663,043
	CONSOL Energy, Inc.	300	8,178
*	Contango Oil & Gas Co.	200	8,920
*	Dawson Geophysical Co.	100	1,593
	Delek US Holdings, Inc.	1,500	10,425
* #	Delta Petroleum Corp.	900	3,906
	Devon Energy Corp.	1,300	80,080
#	Diamond Offshore Drilling, Inc.	200	12,552
*	Dresser-Rand Group, Inc.	400	7,792
*	Dril-Quip, Inc.	200	4,900
*	Edge Petroleum Corp.	400	72
#	El Paso Corp.	1,200	9,816
*	Encore Acquisition Co.	700	19,026
	ENSCO International, Inc.	2,200	60,192
	EOG Resources, Inc.	800	54,216
	Exxon Mobil Corp.	8,013	612,834
*	FMC Technologies, Inc.	200	5,918
*	Forest Oil Corp.	1,000	15,000
#	Foundation Coal Holdings, Inc.	400	6,488
	Frontier Oil Corp.	200	2,856
*	General Maritime Corp.	804	8,538
*	Goodrich Petroleum Corp.	200	5,780
	Gulf Island Fabrication, Inc.	200	2,518
*	Gulfmark Offshore, Inc.	300	7,182
	Halliburton Co.	600	10,350
*	Harvest Natural Resources, Inc.	500	2,000
* #	Helix Energy Solutions Group, Inc.	900	4,635
	Helmerich & Payne, Inc.	1,200	26,952
	Hess Corp.	2,200	122,342
	Holly Corp.	300	7,011
	Lufkin Industries, Inc.	200	6,990
	Marathon Oil Corp.	5,900	160,657
* #	Mariner Energy, Inc.	1,200	11,880
#	Massey Energy Co.	1,100	16,698
*	Matrix Service Co.	600	3,174
* #	McMoran Exploration Co.	400	2,676
*	Meridian Resource Corp.	614	190
*	Mitcham Industries, Inc.	200	724
	Murphy Oil Corp.	1,700	75,106
*	NATCO Group, Inc. Class A	200	3,426
*	National-Oilwell, Inc.	89	2,353
*	Natural Gas Services Group	300	2,565

8

*	Newfield Exploration Co.	1,500	28,785
*	Newpark Resources, Inc.	2,200	9,262
	Noble Energy, Inc.	800	39,144
	Occidental Petroleum Corp.	2,400	130,920
*	Oceaneering International, Inc.	100	3,446
*	Oil States International, Inc.	600	10,986
	Overseas Shipholding Group, Inc.	300	10,710
*	Parker Drilling Co.	1,500	3,180
	Patterson-UTI Energy, Inc.	1,800	17,208
	Peabody Energy Corp.	400	10,000
	Penn Virginia Corp.	500	10,300
*	PetroQuest Energy, Inc.	700	4,431
*	PHI, Inc. Non-Voting	300	3,606
*	Pioneer Drilling Co.	700	3,479
	Pioneer Natural Resources Co.	900	13,176
*	Plains Exploration & Production Co.	800	16,896
	Precision Drilling Trust	425	2,112
*	Pride International, Inc.	2,100	33,852
*	Quicksilver Resources, Inc.	800	5,544
	Range Resources Corp.	200	7,168
	Rowan Companies, Inc.	600	7,596
	RPC, Inc.	2,400	17,856
*	SEACOR Holdings, Inc.	500	32,520
#	Smith International, Inc.	323	7,332
* #	Southwestern Energy Co.	578	18,294
	St. Mary Land & Exploration Co.	1,100	21,285
*	Stone Energy Corp.	400	3,432
*	SulphCo, Inc.	600	342
	Sunoco, Inc.	1,600	74,112
*	Superior Energy Services, Inc.	700	10,906
*	Superior Well Services, Inc.	500	4,595
*	Swift Energy Corp.	700	10,724
	Tesoro Petroleum Corp.	800	13,784
*	TETRA Technologies, Inc.	1,200	6,228
*	TGC Industries, Inc.	525	1,197
	The Williams Companies, Inc.	500	7,075
	Tidewater, Inc.	1,000	41,610
*	Toreador Resources Corp.	500	1,190
*	Trico Marine Services, Inc.	300	1,866
*	Union Drilling, Inc.	300	1,374
* #	Unit Corp.	1,000	24,940
	USEC, Inc.	3,100	15,779
*	VAALCO Energy, Inc.	600	4,506
	Valero Energy Corp.	1,900	45,828
	W&T Offshore, Inc.	1,000	12,570
*	Warren Resources, Inc.	1,000	1,800
*	Weatherford International, Ltd.	900	9,927
	Western Refining, Inc.	1,900	22,154
*	Whiting Petroleum Corp.	600	17,400
	World Fuel Services Corp.	300	10,131
	XTO Energy, Inc.	1,575	58,417
Total Energy			3,846,729

Financials — (18.0%)
	1st Source Corp.	300	5,340

9

	Abington Bancorp, Inc.	600	4,230
	Advanta Corp. Class A	200	120
	Advanta Corp. Class B	400	312
*	Affiliated Managers Group, Inc.	200	8,038
	AFLAC, Inc.	900	20,889
*	Allegheny Corp.	104	28,333
	Allstate Corp.	2,800	60,676
*	Alphatec Holdings, Inc.	700	1,519
	AMBAC Financial Group, Inc.	600	684
	American Bancorp of New Jersey, Inc.	300	3,198
#	American Capital, Ltd.	2,100	6,006
	American Express Co.	1,700	28,441
	Ameriprise Financial, Inc.	800	16,120
	Ameris Bancorp	199	1,524
*	Amerisafe, Inc.	400	7,492
	Anchor Bancorp Wisconsin, Inc.	300	606
	AON Corp.	1,700	62,985
	Arrow Financial Corp.	200	4,708
	Asset Acceptance Capital Corp.	700	2,933
	Associated Banc-Corp.	1,200	18,780
	Assurant, Inc.	400	10,560
#	ASTA Funding, Inc.	200	356
#	Astoria Financial Corp.	900	8,172
	BancFirst Corp.	200	7,124
	BancorpSouth, Inc.	1,200	22,680
	BancTrust Financial Group, Inc.	400	3,548
	Bank Mutual Corp.	1,300	11,479
	Bank of America Corp.	25,851	170,100
*	Bank of Florida Corp.	100	309
	Bank of Granite Corp.	400	1,256
#	Bank of Hawaii Corp.	400	14,348
	Bank of New York Mellon Corp.	10,800	277,992
#	Bank of the Ozarks, Inc.	200	4,538
	BankFinancial Corp.	500	4,815
	Banner Corp.	400	1,260
#	BB&T Corp.	2,700	53,433
	Berkshire Hills Bancorp, Inc.	200	4,704
	BGC Partners, Inc. Class A	600	1,446
	BlackRock, Inc.	200	21,760
#	BOK Financial Corp.	600	22,380
	Boston Private Financial Holdings, Inc.	1,800	8,478
	Brookline Bancorp, Inc.	1,400	13,538
	Brown & Brown, Inc.	700	13,391
	Capital One Financial Corp.	3,600	57,024
	Capital Southwest Corp.	100	9,166
	Capitol Bancorp, Ltd.	400	2,404
	Capitol Federal Financial	700	28,980
	Cardinal Financial Corp.	500	2,775
	Cash America International, Inc.	300	5,484
#	Cathay General Bancorp	1,200	15,240
	Center Bancorp, Inc.	3	22
	Center Financial Corp.	400	1,920
	Central Pacific Financial Corp.	700	4,711
	Chemical Financial Corp.	400	9,120
	Chubb Corp.	3,300	140,514

10

	Cincinnati Financial Corp.	2,000	43,860
#	CIT Group, Inc.	1,000	2,790
#	Citigroup, Inc.	14,700	52,185
	City Holding Co.	400	10,284
#	City National Corp.	1,200	41,532
	Clifton Savings Bancorp, Inc.	600	6,264
	CME Group, Inc.	200	34,782
	CNA Financial Corp.	2,700	31,401
*	CNA Surety Corp.	800	13,240
#	CoBiz Financial, Inc.	400	1,900
	Columbia Banking System, Inc.	400	3,560
	Comerica, Inc.	400	6,664
	Commerce Bancshares, Inc.	1,302	45,505
	Community Bank System, Inc.	400	7,180
	Community Trust Bancorp, Inc.	300	8,391
	Compass Diversified Holdings	800	8,648
* #	CompuCredit Corp.	400	1,280
*	Conseco, Inc.	3,200	7,456
	Consolidated-Tokoma Land Co.	100	2,905
	Corus Bankshares, Inc.	700	777
*	Cowen Group, Inc.	400	2,300
	Cullen Frost Bankers, Inc.	1,000	43,770
	CVB Financial Corp.	1,000	8,990
	Delphi Financial Group, Inc. Class A	800	12,136
	Dime Community Bancshares	800	8,040
	Discover Financial Services	9,000	64,350
*	Dollar Financial Corp.	600	4,710
	Donegal Group, Inc. Class A	300	4,206
*	E*TRADE Financial Corp.	7,800	8,892
	East West Bancorp, Inc.	1,180	11,198
	Eaton Vance Corp.	200	3,828
	Employers Holdings, Inc.	100	1,354
*	Encore Capital Group, Inc.	600	3,156
	Enterprise Financial Services Corp.	300	3,150
	Erie Indemnity Co.	600	21,270
	Evercore Partners, Inc. Class A	200	2,246
	F.N.B. Corp.	2,404	19,016
	FBL Financial Group, Inc. Class A	700	7,217
	Federated Investors, Inc.	200	3,904
	Fidelity National Financial, Inc.	5,300	77,486
	Fifth Third Bancorp	2,500	5,975
	Financial Federal Corp.	300	6,516
*	First Acceptance Corp.	900	2,529
	First American Corp.	2,300	50,232
	First Bancorp	400	5,756
	First Busey Corp.	300	2,625
*	First Cash Financial Services, Inc.	600	10,092
	First Commonwealth Financial Corp.	1,200	11,508
	First Community Bancshares, Inc.	200	3,442
	First Financial Bancorp	600	4,872
	First Financial Bankshares, Inc.	200	8,878
	First Financial Corp.	500	16,575
	First Financial Holdings, Inc.	300	4,542
	First Horizon National Corp.	2,700	25,704
*	First Mercury Financial Corp.	400	4,420

11

	First Midwest Bancorp, Inc.	500	5,000
	First Niagara Financial Group, Inc.	1,400	18,284
	First Place Financial Corp.	300	861
	First Security Group, Inc.	200	874
	First South Bancorp, Inc.	100	821
	First State Bancorporation	300	294
	FirstMerit Corp.	1,100	17,787
	Flushing Financial Corp.	500	3,960
	Forest City Enterprises, Inc. Class A	500	3,380
	Franklin Resources, Inc.	400	19,368
#	Frontier Financial Corp.	800	1,416
	Fulton Financial Corp.	2,000	14,040
	Gallagher (Arthur J.) & Co.	500	11,785
	GAMCO Investors, Inc.	100	3,124
	Genworth Financial, Inc.	4,400	10,208
#	GFI Group, Inc.	800	2,512
	Glacier Bancorp, Inc.	1,100	16,885
#	Great Southern Bancorp, Inc.	200	2,120
#	Greene Bancshares, Inc.	302	2,987
	Grubb & Ellis Co.	500	315
*	Guaranty Bancorp	1,300	1,976
*	Hallmark Financial Services, Inc.	400	3,096
#	Hancock Holding Co.	600	16,422
	Hanmi Financial Corp.	1,100	2,101
	Hanover Insurance Group, Inc.	1,300	52,546
	Harleysville Group, Inc.	500	14,220
	Harleysville National Corp.	600	5,586
*	Harris & Harris Group, Inc.	600	2,106
	Hartford Financial Services Group, Inc.	1,400	18,424
	HCC Insurance Holdings, Inc.	2,500	58,525
	Heartland Financial USA, Inc.	384	5,288
	Heritage Commerce Corp.	200	1,442
	Home Bancshares, Inc.	500	10,295
	Home Federal Bancorp, Inc.	454	4,081
	Hudson City Bancorp, Inc.	3,000	34,800
	Huntington Bancshares, Inc.	1,500	4,320
	IBERIABANK Corp.	300	12,717
	Independence Holding Co.	300	900
	Independent Bank Corp. (453836108)	200	3,708
	Independent Bank Corp. (453838104)	400	636
	Integra Bank Corp.	800	1,288
	International Bancshares Corp.	1,400	25,508
	Intervest Bancshares Corp.	200	750
*	Investment Technology Group, Inc.	500	10,840
*	Investors Bancorp, Inc.	1,500	16,020
	Janus Capital Group, Inc.	1,100	5,775
	Jefferies Group, Inc.	4,600	53,084
#	Jones Lang LaSalle, Inc.	500	11,805
	JPMorgan Chase & Co.	11,608	296,120
	Kearny Financial Corp.	1,083	11,686
	KeyCorp	3,000	21,840
	K-Fed Bancorp	400	3,200
	Lakeland Bancorp, Inc.	500	3,905
	Lakeland Financial Corp.	300	6,180
	Legg Mason, Inc.	1,400	22,484

12

* #	Leucadia National Corp.	1,200	19,104
	Lincoln National Corp.	1,200	18,156
*	Liquidity Services, Inc.	700	4,991
#	M&T Bank Corp.	1,200	46,692
	MainSource Financial Group, Inc.	500	4,885
*	MarketAxess Holdings, Inc.	400	3,088
	Marsh & McLennan Companies, Inc.	2,500	48,325
#	Mastercard, Inc.	100	13,578
	MB Financial, Inc.	900	14,706
* #	MBIA, Inc.	6,900	26,634
	Meadowbrook Insurance Group, Inc.	897	5,445
	Mercury General Corp.	600	23,244
	MetLife, Inc.	3,005	86,334
#	Midwest Banc Holdings, Inc.	1,100	1,287
	Morgan Stanley	5,300	107,219
	Nara Bancorp, Inc.	600	3,546
	National Interstate Corp.	400	6,352
#	National Penn Bancshares, Inc.	2,200	21,296
*	Navigators Group, Inc.	200	10,268
	NBT Bancorp, Inc.	800	18,272
	Nelnet, Inc. Class A	1,000	13,820
	New Westfield Financial, Inc.	700	6,741
#	New York Community Bancorp, Inc.	4,500	59,625
	NewAlliance Bancshares, Inc.	3,000	32,970
*	NewStar Financial, Inc.	1,200	3,552
	Northeast Community Bancorp, Inc.	100	785
	Northern Trust Corp.	439	25,251
	Northwest Bancorp, Inc.	1,200	22,272
#	NYSE Euronext, Inc.	3,300	72,600
	Odyssey Re Holdings Corp.	1,000	47,050
	Old National Bancorp	1,100	14,003
	Old Republic International Corp.	5,800	59,856
#	Old Second Bancorp, Inc.	300	2,682
	optionsXpress Holding, Inc.	300	3,267
*	Oritani Financial Corp.	600	8,946
	Pacific Capital Bancorp	400	4,244
	PacWest Bancorp	400	6,764
	Park National Corp.	200	10,850
*	Penson Worldwide, Inc.	600	3,588
	Peoples Bancorp, Inc.	200	2,014
	People’s United Financial, Inc.	1,000	16,360
*	PHH Corp.	800	8,840
*	PICO Holdings, Inc.	300	7,626
*	Pinnacle Financial Partners, Inc.	400	9,452
	PNC Financial Services Group, Inc.	800	26,016
* #	Portfolio Recovery Associates, Inc.	400	9,436
	Principal Financial Group, Inc.	1,100	18,249
#	PrivateBancorp, Inc.	300	4,374
*	ProAssurance Corp.	900	42,534
* #	Progressive Corp.	1,500	18,225
	Prosperity Bancshares, Inc.	1,200	32,460
	Protective Life Corp.	1,000	8,280
	Provident Bankshares Corp.	400	2,568
	Provident Financial Services, Inc.	400	4,372
	Provident New York Bancorp	600	5,700

13

	Prudential Financial, Inc.	1,500	38,625
	Raymond James Financial, Inc.	700	12,957
	Regions Financial Corp.	14,000	48,440
	Reinsurance Group of America, Inc.	1,373	48,920
	Renasant Corp.	500	6,055
	RLI Corp.	300	16,947
	Rockville Financial, Inc.	100	1,142
	Roma Financial Corp.	200	2,276
	Rome Bancorp, Inc.	100	777
	S&T Bancorp, Inc.	500	12,715
	S.Y. Bancorp, Inc.	200	4,556
	Safety Insurance Group, Inc.	200	7,004
	Sanders Morris Harris Group, Inc.	500	2,080
	Sandy Spring Bancorp, Inc.	200	2,824
	SCBT Financial Corp.	200	5,372
#	Schwab (Charles) Corp.	2,128	28,920
*	Seabright Insurance Holdings	600	6,222
	Seacoast Banking Corp. of Florida	300	1,377
	SEI Investments Co.	300	3,801
	Selective Insurance Group, Inc.	1,342	20,600
	Sierra Bancorp	200	2,450
*	Signature Bank	700	17,983
	Simmons First National Corp. Class A	300	7,392
*	SLM Corp.	3,300	37,785
	Smithtown Bancorp, Inc.	100	1,378
	South Financial Group, Inc.	2,000	3,760
	Southside Bancshares, Inc.	300	5,706
	Southwest Bancorp, Inc.	300	3,144
	StanCorp Financial Group, Inc.	500	12,910
	State Auto Financial Corp.	600	13,260
	State Bancorp, Inc.	300	1,800
	State Street Corp.	4,000	93,080
	StellarOne Corp.	573	7,472
	Sterling Bancorp	400	4,408
	Sterling Bancshares, Inc.	1,800	10,008
	Sterling Financial Corp.	700	1,295
	Stewart Information Services Corp.	300	4,452
*	Stifel Financial Corp.	450	15,768
	Suffolk Bancorp	200	6,102
*	Sun Bancorp, Inc.	945	5,349
	SunTrust Banks, Inc.	1,000	12,260
	Susquehanna Bancshares, Inc.	2,400	26,400
*	SVB Financial Group	500	10,385
	SWS Group, Inc.	700	10,255
	Synovus Financial Corp.	3,100	12,276
	T. Rowe Price Group, Inc.	500	13,790
	Taylor Capital Group, Inc.	200	1,278
	TCF Financial Corp.	2,600	32,214
*	TD Ameritrade Holding Corp.	1,400	15,736
*	Tejon Ranch Co.	300	6,555
	Temecula Valley Bancorp, Inc.	300	345
*	Texas Capital Bancshares, Inc.	800	9,032
	The Colonial BancGroup, Inc.	1,800	1,422
	The Goldman Sachs Group, Inc.	3,000	242,190
* #	The NASDAQ OMX Group, Inc.	1,400	30,548

14

* #	The St. Joe Co.	1,900	45,695
	The Travelers Companies, Inc.	3,000	115,920
*	Thomas Weisel Partners Group, Inc.	700	2,163
	Tompkins Financial Corp.	200	10,030
	Torchmark Corp.	500	15,000
#	Tower Group, Inc.	500	12,535
	TowneBank	600	12,504
*	Tradestation Group, Inc.	1,100	6,061
	Transatlantic Holdings, Inc.	600	19,290
*	Tree.com, Inc.	73	290
	TrustCo Bank Corp.	1,200	8,040
	Trustmark Corp.	1,400	28,420
	U.S. Bancorp	4,000	59,360
	UCBH Holdings, Inc.	2,800	6,524
	UMB Financial Corp.	800	30,992
	Umpqua Holdings Corp.	1,600	15,680
	Union Bankshares Corp.	300	4,689
#	United Bankshares, Inc.	600	12,594
#	United Community Banks, Inc.	1,114	5,737
	United Financial Bancorp, Inc.	416	5,703
	United Fire & Casualty Co.	500	10,025
	United Security Bancshares	303	2,491
	Unitrin, Inc.	1,500	19,140
*	Universal American Corp.	1,900	18,753
	Univest Corp. of Pennsylvania	300	6,870
	Unum Group	2,700	38,232
	Valley National Bancorp	2,110	27,472
	ViewPoint Financial Group	600	8,562
*	Virginia Commerce Bancorp, Inc.	440	1,835
	W. R. Berkley Corp.	1,400	37,072
	Waddell & Reed Financial, Inc.	300	4,236
	Washington Federal, Inc.	1,000	12,280
	Washington Trust Bancorp, Inc.	400	6,544
*	Waterstone Financial, Inc.	400	988
	Webster Financial Corp.	1,400	5,852
	Wells Fargo & Co.	16,574	313,249
	Wesbanco, Inc.	600	12,396
	West Bancorporation	300	2,430
	West Coast Bancorp	200	594
	Westamerica Bancorporation	300	12,819
*	Western Alliance Bancorp	900	6,849
	White Mountains Insurance Group, Ltd.	100	24,150
	Whitney Holding Corp.	700	9,093
#	Wilmington Trust Corp.	1,400	19,166
	Wilshire Bancorp, Inc.	700	4,802
	Wintrust Financial Corp.	200	2,674
*	World Acceptance Corp.	200	3,830
	Yadkin Valley Financial Corp.	200	1,838
	Zenith National Insurance Corp.	1,000	28,040
	Zions Bancorporation	2,100	31,332
Total Financials			6,064,578

Health Care — (3.9%)
*	Abaxis, Inc.	500	7,910
*	ABIOMED, Inc.	300	4,047

15

*	Accelrys, Inc.	700	2,646
*	Accuray, Inc.	1,400	8,652
*	Advanced Medical Optics, Inc.	1,000	21,970
*	Affymetrix, Inc.	800	2,544
*	Align Technology, Inc.	1,400	11,032
	Allscripts-Misys Healthcare Solutions, Inc.	500	4,210
*	American Dental Partners, Inc.	300	2,013
	AmerisourceBergen Corp.	700	25,424
*	AMN Healthcare Services, Inc.	800	5,440
	Analogic Corp.	100	2,500
*	AngioDynamics, Inc.	600	8,160
*	ArthroCare Corp.	300	2,076
*	Aspect Medical Systems, Inc.	400	1,520
*	ATS Medical, Inc.	1,700	4,301
	Bard (C.R.), Inc.	200	17,114
	Beckman Coulter, Inc.	500	24,860
	Becton Dickinson & Co.	400	29,068
*	Boston Scientific Corp.	1,000	8,870
*	Bruker BioSciences Corp.	1,000	4,030
	Cambrex Corp.	700	2,289
*	Candela Corp.	200	108
*	Cantel Medical Corp.	600	8,994
	Cardinal Health, Inc.	3,300	124,245
*	Celera Corp.	1,200	10,128
*	Cepheid, Inc.	300	2,232
* #	Cerner Corp.	200	6,744
*	Charles River Laboratories International, Inc.	800	19,528
*	CONMED Corp.	400	6,260
*	Corvel Corp.	300	5,292
*	Cross Country Healthcare, Inc.	400	2,996
*	CryoLife, Inc.	250	2,060
*	Cutera, Inc.	200	1,342
*	Cynosure, Inc. Class A	200	1,564
	Datascope Corp.	200	10,607
#	DENTSPLY International, Inc.	200	5,382
*	Dionex Corp.	200	10,128
*	Edwards Lifesciences Corp.	200	11,498
* #	Emageon, Inc.	600	1,458
*	Endologix, Inc.	1,300	2,067
*	eResearch Technology, Inc.	200	1,158
*	ev3, Inc.	1,100	5,951
*	Exactech, Inc.	300	3,822
*	Express Scripts, Inc.	300	16,128
*	Genomic Health, Inc.	300	6,420
*	Gen-Probe, Inc.	200	9,004
*	Greatbatch, Inc.	600	13,980
*	Haemonetics Corp.	300	17,745
*	Henry Schein, Inc.	400	14,972
	Hill-Rom Holdings, Inc.	1,424	20,050
*	HLTH Corp.	15	171
*	HMS Holdings Corp.	300	9,285
*	Home Diagnostics, Inc.	400	2,792
*	ICU Medical, Inc.	200	6,102
* #	IDEXX Laboratories, Inc.	300	9,840
* #	Illumina, Inc.	300	8,208

16

*	Immucor, Inc.	200	5,542
	IMS Health, Inc.	300	4,356
*	Integra LifeSciences Holdings	500	13,870
	Invacare Corp.	800	15,248
*	InVentiv Health, Inc.	400	3,816
*	IRIS International, Inc.	300	2,988
*	Kendle International, Inc.	200	3,820
*	Kensey Nash Corp.	300	6,201
*	Kinetic Concepts, Inc.	2,000	48,200
*	Life Technologies Corp.	1,032	26,275
	Martek Biosciences Corp.	900	23,805
	McKesson Corp.	500	22,100
*	Medco Health Solutions, Inc.	900	40,437
*	MEDTOX Scientific, Inc.	200	1,268
	Medtronic, Inc.	800	26,792
	Meridian Bioscience, Inc.	500	10,630
*	Merit Medical Systems, Inc.	400	6,156
*	Millipore Corp.	100	5,516
*	MWI Veterinary Supply, Inc.	300	6,279
*	Natus Medical, Inc.	700	5,418
*	Nutraceutical International Corp.	100	874
*	NuVasive, Inc.	200	7,468
* #	NxStage Medical, Inc.	1,100	3,773
*	Odyssey Healthcare, Inc.	900	8,928
	Omnicare, Inc.	2,500	69,900
*	Omnicell, Inc.	800	6,248
*	OraSure Technologies, Inc.	500	1,440
*	Palomar Medical Technologies, Inc.	400	3,540
*	Parexel International Corp.	600	5,934
*	Patterson Companies, Inc.	200	3,678
*	PDI, Inc.	300	1,386
	PerkinElmer, Inc.	3,300	41,646
	Pharmaceutical Products Development Service, Inc.	200	4,778
*	Pharmanet Development Group, Inc.	300	393
*	Phase Forward, Inc.	800	10,800
*	Providence Service Corp.	200	430
*	PSS World Medical, Inc.	800	12,704
	Quest Diagnostics, Inc.	100	4,935
*	Quidel Corp.	300	3,690
*	Regeneration Technologies, Inc.	500	1,225
*	RehabCare Group, Inc.	500	6,975
*	ResMed, Inc.	100	3,990
*	Sequenom, Inc.	622	13,784
*	Sirona Dental Systems, Inc.	500	6,005
*	Somanetics Corp.	300	4,392
*	SonoSite, Inc.	400	7,596
*	Spectranetics Corp.	400	1,200
*	St. Jude Medical, Inc.	600	21,822
#	Steris Corp.	900	23,940
	Stryker Corp.	300	12,672
*	SurModics, Inc.	200	3,966
*	Symmetry Medical, Inc.	800	5,480
	Techne Corp.	200	11,994
*	Thermo Fisher Scientific, Inc.	800	28,744
* #	Thoratec Corp.	600	17,382

17

*	Varian Medical Systems, Inc.	500	18,565
*	Varian, Inc.	300	8,352
*	Vital Images, Inc.	400	4,524
*	VNUS Medical Technologies	300	4,803
*	Waters Corp.	200	7,234
#	West Pharmaceutical Services, Inc.	600	19,932
* #	Wright Medical Group, Inc.	400	8,296
	Young Innovations, Inc.	200	3,088
*	Zimmer Holdings, Inc.	400	14,560
Total Health Care			1,310,720

Industrials — (11.5%)
*	3-D Systems Corp.	395	2,370
	3M Co.	1,100	59,169
	A.O. Smith Corp.	200	5,496
	AAON, Inc.	300	5,436
	Actuant Corp.	1,500	24,720
*	AGCO Corp.	800	17,024
	Aircastle, Ltd.	2,200	8,976
*	AirTran Holdings, Inc.	2,700	11,070
	Alamo Group, Inc.	100	1,255
*	Alaska Air Group, Inc.	700	18,452
	Albany International Corp. Class A	400	4,004
	Alexander & Baldwin, Inc.	1,000	22,040
*	Amerco, Inc.	300	9,225
	American Ecology Corp.	100	1,995
*	American Reprographics Co.	600	3,648
	American Science & Engineering, Inc.	200	15,600
* #	American Superconductor Corp.	900	14,562
	Ameron International Corp.	200	9,970
	Ametek, Inc.	200	6,392
	Ampco-Pittsburgh Corp.	200	3,698
	Apogee Enterprises, Inc.	300	3,075
	Applied Industrial Technologies, Inc.	1,100	17,369
*	Argan, Inc.	300	3,330
	Arkansas Best Corp.	600	14,034
*	Astec Industries, Inc.	200	4,914
*	Atlas Air Worldwide Holding, Inc.	200	2,902
#	Avery Dennison Corp.	1,000	24,230
*	Avis Budget Group, Inc.	700	483
*	AZZ, Inc.	200	4,480
	B.F. Goodrich Co.	200	7,732
	Badger Meter, Inc.	300	7,077
*	Baker (Michael) Corp.	200	6,992
	Baldor Electric Co.	600	8,406
	Barnes Group, Inc.	600	6,780
	Barrett Business Services, Inc.	200	1,968
* #	BE Aerospace, Inc.	800	7,736
*	Beacon Roofing Supply, Inc.	1,200	15,276
	Belden, Inc.	1,000	13,060
*	Blount International, Inc.	500	4,190
*	BlueLinx Holdings, Inc.	700	1,666
	Brady Co. Class A	1,400	29,288
	Briggs & Stratton Corp.	1,400	20,706
	Burlington Northern Santa Fe Corp.	3,200	212,000

18

	C.H. Robinson Worldwide, Inc.	300	13,794
	Carlisle Companies, Inc.	600	11,202
	Cascade Corp.	200	4,578
*	CBIZ, Inc.	900	7,317
	CDI Corp.	300	3,216
*	Celadon Group, Inc.	600	4,692
	Cintas Corp.	800	18,200
	CIRCOR International, Inc.	300	6,675
	CLAROC, Inc.	400	12,136
*	Clean Harbors, Inc.	200	10,702
*	Columbus McKinnon Corp.	300	3,816
	Comfort Systems USA, Inc.	1,000	10,230
*	COMSYS IT Partners, Inc.	300	600
*	Continental Airlines, Inc.	900	12,123
	Con-way, Inc.	1,072	23,616
	Cooper Industries, Ltd.	2,200	59,202
*	Copart, Inc.	150	3,613
*	Cornell Companies, Inc.	300	4,578
	Corporate Executive Board Co.	200	4,040
*	Corrections Corp. of America	1,100	15,158
*	CoStar Group, Inc.	300	8,886
*	Covanta Holding Corp.	1,400	24,206
*	CRA International, Inc.	200	4,202
	Crane Co.	800	13,936
	CSX Corp.	2,800	81,088
	Cummins, Inc.	400	9,592
#	Danaher Corp.	800	44,744
	Deere & Co.	400	13,896
	Donaldson Co., Inc.	200	6,224
	Dover Corp.	1,200	33,936
*	DXP Enterprises, Inc.	300	4,074
	Dynamic Materials Corp.	200	2,428
	Eaton Corp.	200	8,804
	Electro Rent Corp.	600	6,360
* #	EMCOR Group, Inc.	1,100	22,649
	Emerson Electric Co.	1,500	49,050
	Encore Wire Corp.	300	4,953
* #	Energy Conversion Devices, Inc.	600	15,102
*	EnerSys	600	5,466
	Ennis, Inc.	600	6,714
*	EnPro Industries, Inc.	300	5,490
	Equifax, Inc.	500	12,360
* #	Evergreen Solar, Inc.	1,100	2,431
*	Exide Technologies	800	2,904
	Expeditors International of Washington, Inc.	300	8,343
*	Exponent, Inc.	200	4,904
#	Fastenal Co.	200	6,836
	Federal Signal Corp.	400	2,700
	FedEx Corp.	2,900	147,726
*	First Solar, Inc.	100	14,280
*	Flanders Corp.	700	2,856
	Forward Air Corp.	200	4,052
	Franklin Electric Co., Inc.	200	5,198
* #	FTI Consulting, Inc.	1,000	41,010
*	FuelCell Energy, Inc.	500	1,930

19

*	Furmanite Corp.	600	2,232
	G & K Services, Inc. Class A	300	5,535
*	Gardner Denver Machinery, Inc.	1,000	21,770
	GATX Corp.	1,000	24,100
	General Electric Co.	17,200	208,636
*	Genesee & Wyoming, Inc.	300	8,151
	Gorman-Rupp Co.	350	8,960
*	GP Strategies Corp.	300	1,173
	Graco, Inc.	200	4,254
	Granite Construction, Inc.	400	14,088
	Great Lakes Dredge & Dock Corp.	1,400	4,676
	Greenbrier Companies, Inc.	200	1,110
	Hardinge, Inc.	200	870
	Harsco Corp.	400	9,488
*	Hawaiian Holdings, Inc.	1,200	4,884
	Healthcare Services Group, Inc.	400	6,128
	Heartland Express, Inc.	900	12,114
	HEICO Corp. Class A	200	5,818
* #	Hexcel Corp.	300	2,487
*	Hill International, Inc.	600	3,300
	HNI Corp.	800	10,568
	Honeywell International, Inc.	500	16,405
#	Horizon Lines, Inc. Class A	300	1,032
*	Hub Group, Inc. Class A	300	6,810
#	Hubbell, Inc. Class B	1,000	31,000
*	Hurco Companies, Inc.	100	1,418
*	Huron Consulting Group, Inc.	200	9,996
*	ICF International, Inc.	300	7,119
	Illinois Tool Works, Inc.	900	29,394
*	Ingersoll-Rand Co., Ltd. Class A	69	1,118
	Insteel Industries, Inc.	400	3,080
*	Integrated Electrical Services, Inc.	200	1,654
*	Interline Brands, Inc.	800	6,400
*	Intersections, Inc.	500	1,860
	J.B. Hunt Transport Services, Inc.	400	8,908
*	JetBlue Airways Corp.	1,600	9,008
	Joy Global, Inc.	200	4,166
*	Kadant, Inc.	300	3,012
	Kaman Corp. Class A	300	5,727
*	Kansas City Southern	900	16,344
#	Kaydon Corp.	500	13,600
	Kelly Services, Inc. Class A	400	3,624
*	Kenexa Corp.	300	2,037
	Kennametal, Inc.	2,100	33,684
*	Key Technology, Inc.	200	2,652
*	Kforce, Inc.	900	5,625
*	Kirby Corp.	1,100	26,378
	Knight Transportation, Inc.	1,800	24,012
*	Korn/Ferry International	1,100	10,340
	Landstar System, Inc.	200	7,174
*	Layne Christensen Co.	200	3,156
	Lennox International, Inc.	500	14,055
#	Lincoln Electric Holdings, Inc.	400	16,468
#	Lindsay Corp.	100	2,600
*	Mac-Gray Corp.	300	1,942

20

*	Marten Transport, Ltd.	500	8,830
	Masco Corp.	2,100	16,422
	McGrath Rentcorp	300	6,291
* #	Middleby Corp.	219	5,072
#	Mine Safety Appliances Co.	1,000	19,620
*	Mobile Mini, Inc.	900	11,376
*	Monster Worldwide, Inc.	3,300	30,393
	MSC Industrial Direct Co., Inc. Class A	200	6,852
	Mueller Water Products, Inc.	2,800	18,956
	Multi-Color Corp.	100	1,100
	NACCO Industries, Inc. Class A	100	3,199
*	Navigant Consulting, Inc.	800	11,464
*	NCI Building Systems, Inc.	400	4,636
#	Norfolk Southern Corp.	3,400	130,424
*	Owens Corning, Inc.	400	5,336
*	P.A.M. Transportation Services, Inc.	300	1,500
#	Paccar, Inc.	500	13,195
	Parker Hannifin Corp.	800	30,568
*	Park-Ohio Holdings Corp.	200	736
	Pentair, Inc.	900	20,583
*	Perini Corp.	1,500	31,275
	Pitney Bowes, Inc.	400	8,904
*	Power-One, Inc.	1,200	1,224
	Precision Castparts Corp.	200	12,990
*	Quality Distribution, Inc.	289	673
	Quanex Building Products Corp.	500	4,245
*	Quanta Services, Inc.	2,200	47,036
	Quixote Corp.	300	1,263
	R. R. Donnelley & Sons Co.	3,000	29,280
	Raven Industries, Inc.	200	4,362
*	RBC Bearings, Inc.	500	9,140
	Regal-Beloit Corp.	300	10,188
	Republic Services, Inc.	1,860	48,100
*	Resources Connection, Inc.	1,100	15,917
	Robbins & Myers, Inc.	900	15,561
	Rockwell Automation, Inc.	300	7,812
	Rollins, Inc.	600	9,360
#	Roper Industries, Inc.	500	20,570
*	Rush Enterprises, Inc. Class A	600	5,460
	Ryder System, Inc.	1,600	54,048
	Schawk, Inc.	200	1,628
* #	Shaw Group, Inc.	200	5,560
	Simpson Manufacturing Co., Inc.	700	14,049
	SkyWest, Inc.	1,600	25,040
	Southwest Airlines Co.	11,400	80,142
	SPX Corp.	300	12,633
	Standard Register Co.	400	2,908
	Standex International Corp.	300	4,605
	Steelcase, Inc. Class A	2,100	9,072
*	Stericycle, Inc.	200	9,784
	Sun Hydraulics, Inc.	200	3,080
	Sypris Solutions, Inc.	600	762
	TAL International Group, Inc.	600	6,288
*	Team, Inc.	200	3,950
	Tecumseh Products Co. Class A	200	1,640

21

	Teleflex, Inc.	1,100	58,498
*	TeleTech Holdings, Inc.	900	7,281
	Tennant Co.	200	2,708
* #	Terex Corp.	200	2,368
*	Tetra Tech, Inc.	500	11,615
*	The Advisory Board Co.	100	1,750
	The Brink’s Co.	1,200	31,716
	The Dun & Bradstreet Corp.	100	7,600
*	The GEO Group, Inc.	800	11,840
*	Thomas & Betts Corp.	1,600	34,224
	Timken Co.	1,100	16,379
	Titan International, Inc.	375	2,910
	Toro Co.	200	5,922
*	Trex Co., Inc.	400	5,916
	Trinity Industries, Inc.	2,000	23,020
*	TrueBlue, Inc.	500	4,250
	Twin Disc, Inc.	400	2,628
* #	UAL Corp.	1,400	13,216
*	Ultralife Corp.	400	3,204
	Union Pacific Corp.	4,700	205,813
#	United Parcel Service, Inc.	1,200	50,988
*	United Stationers, Inc.	600	16,806
	United Technologies Corp.	1,077	51,685
	Universal Forest Products, Inc.	400	8,400
*	URS Corp.	1,600	54,480
*	USA Truck, Inc.	100	1,442
	Viad Corp.	500	11,115
	Vicor Corp.	500	2,360
*	Volt Information Sciences, Inc.	300	1,599
#	W.W. Grainger, Inc.	100	7,295
	Wabtec Corp.	400	11,972
	Walter Industries, Inc.	300	5,532
*	Waste Connections, Inc.	800	23,216
	Waste Management, Inc.	940	29,319
	Watsco, Inc. Class A	200	6,610
#	Watson Wyatt Worldwide, Inc.	400	18,600
	Watts Water Technologies, Inc.	300	6,684
	Werner Enterprises, Inc.	1,000	15,000
*	WESCO International, Inc.	500	9,210
	Woodward Governor Co.	400	8,228
Total Industrials			3,872,255

Information Technology — (13.4%)
*	3Com Corp.	11,400	26,562
*	Activision Blizzard, Inc.	12,400	108,624
*	Actuate Corp.	800	2,848
*	Adaptec, Inc.	3,400	9,486
*	ADC Telecommunications, Inc.	1,400	7,098
*	Adobe Systems, Inc.	800	15,448
	Adtran, Inc.	1,300	19,695
*	Advanced Analogic Technologies, Inc.	500	1,505
* #	Advanced Micro Devices, Inc.	6,500	14,235
* #	Advent Software, Inc.	200	4,366
*	Affiliated Computer Services, Inc. Class A	1,100	50,446
*	Agilent Technologies, Inc.	700	12,656

22

	Agilysys, Inc.	300	1,071
	Altera Corp.	400	6,152
*	Amdocs, Ltd.	1,400	23,688
	American Software, Inc. Class A	250	1,037
*	Amkor Technology, Inc.	900	2,088
	Amphenol Corp.	300	7,845
*	Anadigics, Inc.	600	1,218
	Analog Devices, Inc.	500	9,990
*	Anixter International, Inc.	500	13,490
* #	Ansys, Inc.	200	4,972
*	Apple, Inc.	1,100	99,143
#	Applied Materials, Inc.	2,600	24,362
*	Applied Micro Circuits Corp.	1,800	7,200
*	Ariba, Inc.	900	6,876
*	Arris Group, Inc.	3,400	24,208
*	Arrow Electronics, Inc.	2,900	55,303
*	Aspen Technology, Inc.	600	4,020
*	Atheros Communications	300	3,603
	Atlantic Tele-Network, Inc.	300	6,450
*	Atmel Corp.	4,400	14,696
*	ATMI, Inc.	500	6,755
*	Autodesk, Inc.	400	6,624
#	Automatic Data Processing, Inc.	900	32,697
*	Avid Technology, Inc.	1,000	10,010
*	Avnet, Inc.	1,500	29,730
*	Avocent Corp.	700	10,045
	AVX Corp.	4,800	43,776
* #	Bankrate, Inc.	200	6,672
	Bel Fuse, Inc. Class B	200	3,048
*	Bell Microproducts, Inc.	800	720
*	Benchmark Electronics, Inc.	1,200	14,088
	Black Box Corp.	300	6,549
*	Blackboard, Inc.	300	7,623
*	BMC Software, Inc.	300	7,599
*	Bottomline Technologies, Inc.	700	4,676
*	Brightpoint, Inc.	400	1,872
* #	Broadcom Corp.	500	7,925
*	Brocade Communications Systems, Inc.	9,300	35,433
	CA, Inc.	1,000	17,990
*	Cabot Microelectronics Corp.	200	4,552
* #	Cadence Design Systems, Inc.	1,400	5,292
*	Callidus Software, Inc.	600	1,572
	Cass Information Systems, Inc.	200	4,768
*	Cavium Networks, Inc.	500	4,550
*	Checkpoint Systems, Inc.	1,000	8,950
*	Chordiant Software, Inc.	400	940
* #	Ciena Corp.	1,000	6,240
*	Cirrus Logic, Inc.	800	2,256
*	Cisco Sytems, Inc.	8,700	130,239
*	Citrix Systems, Inc.	300	6,312
	Cognex Corp.	400	5,224
* #	Cognizant Technology Solutions Corp.	400	7,492
*	Coherent, Inc.	600	10,854
	Cohu, Inc.	500	4,990
*	CommScope, Inc.	1,000	14,420

23

	Communications Systems, Inc.	200	1,480
*	Computer Sciences Corp.	1,900	69,996
*	Compuware Corp.	2,600	16,900
*	Concur Technologies, Inc.	200	4,938
*	Convergys Corp.	2,600	19,578
	Corning, Inc.	1,500	15,165
* #	Cree, Inc.	2,400	47,832
*	CSG Systems International, Inc.	400	5,800
*	CyberSource Corp.	1,100	13,123
*	Cymer, Inc.	300	6,120
*	Cypress Semiconductor Corp.	1,500	6,765
	Daktronics, Inc.	200	1,726
*	DDi Corp.	500	1,690
*	DealerTrack Holdings, Inc.	200	2,278
* #	Dell, Inc.	2,300	21,850
	Diebold, Inc.	600	14,868
*	Digi International, Inc.	700	5,320
*	Digital River, Inc.	400	9,908
*	Diodes, Inc.	400	2,592
*	Dolby Laboratories, Inc.	150	3,834
*	DSP Group, Inc.	700	4,557
* #	DST Systems, Inc.	200	6,354
*	DTS, Inc.	400	5,440
*	Dycom Industries, Inc.	900	6,129
* #	EarthLink, Inc.	900	6,777
*	eBay, Inc.	1,300	15,626
*	Echelon Corp.	1,000	7,400
*	Echostar Holding Corp.	40	602
*	Electronic Arts, Inc.	300	4,632
*	Electronics for Imaging, Inc.	1,100	9,779
*	EMC Corp.	2,100	23,184
*	Emulex Corp.	2,300	13,133
*	Entegris, Inc.	1,700	2,363
*	Epicor Software Corp.	500	1,770
*	EPIQ Systems, Inc.	300	5,316
*	Equinix, Inc.	200	10,670
*	Euronet Worldwide, Inc.	700	7,035
* #	F5 Networks, Inc.	400	8,868
#	FactSet Research Systems, Inc.	200	7,960
	Fair Isaac Corp.	300	3,810
*	Fairchild Semiconductor Corp. Class A	1,400	6,370
*	Faro Technologies, Inc.	400	6,008
*	FEI Co.	1,000	18,200
	Fidelity National Information Services, Inc.	1,100	17,501
*	Fiserv, Inc.	1,100	34,925
*	FormFactor, Inc.	400	6,224
*	Forrester Research, Inc.	400	8,352
*	Gartner Group, Inc.	400	5,664
*	Gerber Scientific, Inc.	400	1,256
	Global Payments, Inc.	300	10,413
*	Globecomm Systems, Inc.	500	2,565
*	Google, Inc.	400	135,412
*	GSI Technology, Inc.	600	1,548
*	Hackett Group, Inc.	1,100	3,091
*	Harmonic, Inc.	500	2,575

24

	Heartland Payment Systems, Inc.	400	3,628
	Hewlett-Packard Co.	5,300	184,175
*	Hittite Microwave Corp.	200	5,124
*	Hughes Communications, Inc.	300	3,621
*	Hutchinson Technology, Inc.	400	1,268
*	IAC/InterActiveCorp	1,100	16,170
*	iBasis, Inc.	700	644
*	iGATE Capital Corp.	600	2,454
	Imation Corp.	1,000	9,740
	infoGROUP, Inc.	1,400	5,166
*	Informatica Corp.	500	6,380
	InfoSpace, Inc.	800	6,408
*	Ingram Micro, Inc.	3,400	41,718
*	Insight Enterprises, Inc.	1,100	5,698
	Integral Systems, Inc.	400	4,372
*	Integrated Device Technology, Inc.	2,400	13,776
*	Integrated Silicon Solution, Inc.	478	813
	Intel Corp.	8,700	112,230
*	Interactive Intelligence, Inc.	300	2,061
*	Internap Network Services Corp.	700	1,883
	International Business Machines Corp.	2,600	238,290
*	International Rectifier Corp.	1,600	21,792
*	Internet Capital Group, Inc.	900	3,879
	Intersil Corp.	1,800	16,758
*	Interwoven, Inc.	1,200	18,924
*	Intevac, Inc.	500	2,190
*	Intuit, Inc.	600	13,590
*	iPass, Inc.	2,400	3,048
*	Iron Mountain, Inc.	900	18,414
* #	Itron, Inc.	800	52,240
*	Ixia	800	4,256
	IXYS Corp.	500	3,425
*	j2 Global Communications, Inc.	300	5,874
	Jabil Circuit, Inc.	2,100	12,222
	Jack Henry & Associates, Inc.	500	8,900
*	JDA Software Group, Inc.	600	6,720
*	JDS Uniphase Corp.	3,500	12,705
* #	Juniper Networks, Inc.	1,400	19,824
*	Jupitermedia Corp.	605	309
	KLA-Tencor Corp.	1,000	20,040
*	Kopin Corp.	1,400	2,212
*	Kulicke & Soffa Industries, Inc.	600	918
*	L-1 Identity Solutions, Inc.	1,000	7,250
* #	Lam Research Corp.	900	18,189
*	Lawson Software, Inc.	3,300	13,926
	Lender Processing Services, Inc.	450	11,664
* #	Lexmark International, Inc.	900	21,312
	Linear Technology Corp.	400	9,368
*	Lionbridge Technologies, Inc.	178	320
*	Littlefuse, Inc.	300	4,590
*	LoJack Corp.	300	1,140
*	Loral Space & Communications, Inc.	500	6,605
*	LSI Corp.	2,300	7,314
*	Macrovision Solutions Corp.	2,839	37,219
*	Magma Design Automation, Inc.	400	460

25

*	Manhattan Associates, Inc.	400	6,136
	Marchex, Inc. Class B	500	2,505
*	Mastec, Inc.	600	6,378
*	Mattson Technology, Inc.	700	686
#	Maxim Integrated Products, Inc.	500	6,615
	Maximus, Inc.	300	11,148
*	Maxwell Technologies, Inc.	400	1,872
*	McAfee, Inc.	600	18,294
*	MEMC Electronic Materials, Inc.	200	2,720
*	Mentor Graphics Corp.	2,500	11,650
	Methode Electronics, Inc.	1,000	4,620
	Micrel, Inc.	500	3,800
	Microchip Technology, Inc.	400	7,588
*	Micron Technology, Inc.	9,700	36,084
*	Micros Systems, Inc.	400	5,760
*	Microsemi Corp.	600	5,040
	Microsoft Corp.	6,000	102,600
*	Microtune, Inc.	700	1,197
*	ModusLink Global Solutions, Inc.	900	2,097
	Molex, Inc. Class A	748	9,141
*	MoneyGram International, Inc.	600	930
*	Monolithic Power Systems	200	2,430
	Motorola, Inc.	3,900	17,277
*	MSC.Software Corp.	600	3,492
	MTS Systems Corp.	200	5,238
#	National Instruments Corp.	400	8,588
	National Semiconductor Corp.	500	5,070
*	NCR Corp.	900	11,295
*	NetApp, Inc.	300	4,449
*	NETGEAR, Inc.	400	4,448
* #	NetLogic Microsystems, Inc.	400	8,484
*	NetScout Systems, Inc.	900	12,798
*	Network Equipment Technologies, Inc.	400	1,252
	NIC, Inc.	250	1,335
*	Novatel Wireless, Inc.	300	1,662
*	Novell, Inc.	9,600	35,520
*	Novellus Systems, Inc.	2,000	27,580
*	Nu Horizons Electronics Corp.	400	628
*	Nuance Communications, Inc.	1,000	9,860
*	Nvidia Corp.	400	3,180
*	OmniVision Technologies, Inc.	600	4,014
*	ON Semiconductor Corp.	2,580	10,759
*	Online Resources Corp.	400	1,264
*	Oplink Communications, Inc.	400	2,828
*	OpNext, Inc.	1,600	3,808
*	Oracle Corp.	8,800	148,104
*	OSI Systems, Inc.	500	7,315
* #	Palm, Inc.	1,400	10,738
*	Parametric Technology Corp.	1,800	16,200
	Paychex, Inc.	700	17,003
*	PC Connection, Inc.	400	1,956
	PC-Tel, Inc.	700	4,522
*	PDF Solutions, Inc.	500	745
*	Perficient, Inc.	300	1,173
*	Perot Systems Corp.	3,000	38,970

26

*	Phoenix Technologies, Ltd.	100	258
	Plantronics, Inc.	1,300	13,195
*	Plexus Corp.	400	5,784
*	PLX Technology, Inc.	500	825
*	PMC-Sierra, Inc.	6,100	29,707
* #	Polycom, Inc.	800	11,240
	Power Integrations, Inc.	700	13,629
*	Powerwave Technologies, Inc.	1,800	810
*	Presstek, Inc.	800	1,728
*	Progress Software Corp.	400	6,824
*	QLogic Corp.	2,700	30,564
	QUALCOMM, Inc.	2,500	86,375
#	Quality Systems, Inc.	300	11,184
*	Quest Software, Inc.	1,500	18,705
*	Rackable Systems, Inc.	700	2,751
*	Radiant Systems, Inc.	500	1,730
*	RadiSys Corp.	300	1,419
*	Rambus, Inc.	400	3,624
*	RealNetworks, Inc.	3,800	10,716
*	Red Hat, Inc.	1,000	14,650
	Renaissance Learning, Inc.	100	723
*	Rofin-Sinar Technologies, Inc.	700	11,823
*	Rogers Corp.	200	4,900
*	Rudolph Technologies, Inc.	500	1,405
* #	Salesforce.com, Inc.	200	5,322
*	Sandisk Corp.	1,200	13,716
*	Sapient Corp.	1,200	5,112
*	SAVVIS, Inc.	900	5,742
*	ScanSource, Inc.	600	11,232
*	SeaChange International, Inc.	800	4,736
*	Semitool, Inc.	600	1,662
*	Semtech Corp.	600	7,050
*	Sigma Designs, Inc.	200	2,044
*	Silicon Image, Inc.	1,800	6,606
*	Silicon Laboratories, Inc.	500	11,515
*	Silicon Storage Technology, Inc.	4,000	8,200
*	Skyworks Solutions, Inc.	1,300	5,616
*	Smith Micro Software, Inc.	800	4,240
*	Soapstone Networks, Inc.	300	741
*	SonicWALL, Inc.	900	3,168
* #	Sonus Networks, Inc.	1,400	1,848
*	SPSS, Inc.	400	10,272
*	Standard Microsystems Corp.	500	6,925
* #	STEC, Inc.	1,200	5,376
* #	Stratasys, Inc.	400	4,284
*	SumTotal Systems, Inc.	800	2,016
*	Sun Microsystems, Inc.	1,475	6,136
*	SunPower Corp.	192	5,073
*	Supertex, Inc.	300	6,807
*	SupportSoft, Inc.	900	1,701
* #	Sybase, Inc.	1,000	27,310
*	Sycamore Networks, Inc.	7,945	18,671
*	Sykes Enterprises, Inc.	600	10,026
*	Symantec Corp.	4,900	75,117
* #	Synaptics, Inc.	200	4,714

27

*	SYNNEX Corp.	600	9,210
*	Synopsys, Inc.	1,300	24,050
	Syntel, Inc.	200	4,310
	Take-Two Interactive Software, Inc.	600	4,212
*	Tech Data Corp.	900	16,299
	Technitrol, Inc.	600	1,320
*	Techwell, Inc.	300	1,695
*	Tekelec	1,800	22,356
*	Tellabs, Inc.	3,300	13,629
*	Teradyne, Inc.	1,300	6,253
*	Terremark Worldwide, Inc.	700	2,457
*	Tessera Technologies, Inc.	1,300	15,288
	Texas Instruments, Inc.	2,100	31,395
*	The Knot, Inc.	400	2,752
	TheStreet.com, Inc.	800	2,184
*	TIBCO Software, Inc.	1,800	9,630
	Total System Services, Inc.	519	6,571
* #	Trimble Navigation, Ltd.	900	13,338
*	Triquint Semiconductor, Inc.	1,900	3,838
*	TTM Technologies, Inc.	1,000	6,030
*	Tyler Technologies, Inc.	600	7,554
*	Ultimate Software Group, Inc.	200	2,754
*	Ultratech, Inc.	200	2,240
*	Unica Corp.	500	2,450
	United Online, Inc.	700	4,284
*	Universal Display Corp.	300	2,289
* #	ValueClick, Inc.	1,500	9,375
*	Varian Semiconductor Equipment Associates, Inc.	200	3,808
*	Veeco Instruments, Inc.	600	2,898
*	VeriSign, Inc.	800	15,448
*	Virage Logic Corp.	200	616
*	Vishay Intertechnology, Inc.	2,900	8,584
*	Vocus, Inc.	200	3,052
*	Volterra Semiconductor Corp.	600	4,200
*	Web.com Group, Inc.	500	1,500
*	Websense, Inc.	600	6,720
* #	Western Digital Corp.	1,700	24,956
	Western Union Co.	700	9,562
*	Wind River Systems, Inc.	1,000	7,970
*	Wright Express Corp.	200	2,332
	Xerox Corp.	13,400	88,976
#	Xilinx, Inc.	500	8,425
*	X-Rite, Inc.	400	532
*	Yahoo!, Inc.	1,300	15,249
*	Zebra Technologies Corp. Class A	1,700	28,611
*	Zygo Corp.	400	2,288
Total Information Technology			4,511,235

Materials — (4.7%)
*	AEP Industries, Inc.	200	2,868
	Air Products & Chemicals, Inc.	300	15,090
	Airgas, Inc.	600	21,186
	AK Steel Holding Corp.	200	1,614
	Albemarle Corp.	900	20,025
#	Alcoa, Inc.	4,300	33,497

28

#	Allegheny Technologies, Inc.	800	17,672
	AMCOL International Corp.	300	4,347
	American Vanguard Corp.	300	4,263
* #	Amerigon, Inc.	100	343
#	AptarGroup, Inc.	1,000	30,820
	Arch Chemicals, Inc.	700	15,687
	Ashland, Inc.	1,055	8,461
	Ball Corp.	200	7,668
	Bemis Co., Inc.	1,200	27,084
*	Brush Engineered Materials, Inc.	200	2,512
	Cabot Corp.	700	9,352
	Calgon Carbon Corp.	600	7,542
	Carpenter Technology Corp.	400	6,600
	Celanese Corp. Class A	300	3,195
*	Century Aluminum Co.	600	2,130
	CF Industries Holdings, Inc.	200	9,400
	Chemtura Corp.	3,900	2,925
	Commercial Metals Co.	1,000	11,500
*	Crown Holdings, Inc.	500	9,375
	Cytec Industries, Inc.	600	12,264
	Deltic Timber Corp.	200	7,914
	Dow Chemical Co.	5,300	61,427
	du Pont (E.I.) de Nemours & Co.	1,500	34,440
	Eagle Materials, Inc.	400	7,232
	Ecolab, Inc.	400	13,584
	Ferro Corp.	800	3,168
	FMC Corp.	300	13,386
*	General Moly, Inc.	800	720
	Georgia Gulf Corp.	400	376
	Greif, Inc. Class A	600	18,156
	H.B. Fuller Co.	1,300	18,161
*	Headwaters, Inc.	1,000	4,530
* #	Hecla Mining Co.	1,500	3,975
*	ICO, Inc.	400	1,060
	International Flavors & Fragrances, Inc.	200	5,724
	International Paper Co.	8,600	78,432
*	ION Geophysical Corp.	1,500	2,250
	Kaiser Aluminum Corp.	200	4,968
	KMG Chemicals, Inc.	200	1,040
	Koppers Holdings, Inc.	200	3,240
*	Landec Corp.	600	3,300
	Louisiana-Pacific Corp.	1,400	2,912
	Lubrizol Corp.	1,300	44,356
#	Martin Marietta Materials, Inc.	100	8,052
	MeadWestavco Corp.	3,500	40,740
	Minerals Technologies, Inc.	200	7,562
	Myers Industries, Inc.	800	5,016
	Nalco Holding Co.	2,800	27,468
	Neenah Paper, Inc.	300	2,019
	NewMarket Corp.	300	9,450
	Newmont Mining Corp.	3,100	123,318
	NL Industries, Inc.	700	8,092
	Nucor Corp.	800	32,632
	Olin Corp.	800	11,240
	Olympic Steel, Inc.	200	3,174

29

*	OM Group, Inc.	400	7,752
*	Owens-Illinois, Inc.	300	5,700
	P.H. Glatfelter Co.	1,200	10,452
	Packaging Corp. of America	2,600	36,920
*	Pactiv Corp.	2,000	43,240
	Penford Corp.	200	1,732
*	PolyOne Corp.	700	1,435
	PPG Industries, Inc.	300	11,274
	Praxair, Inc.	400	24,904
	Quaker Chemical Corp.	300	3,423
	Reliance Steel & Aluminum Co.	400	8,852
	Rock-Tenn Co. Class A	800	24,936
*	Rockwood Holdings, Inc.	1,100	8,261
	Rohm & Haas Co.	300	16,557
*	Rosetta Resources, Inc.	1,000	6,070
	Royal Gold, Inc.	300	14,424
	RPM International, Inc.	1,100	13,541
	Schnitzer Steel Industries, Inc. Class A	200	7,854
	Sealed Air Corp.	4,000	54,200
	Sensient Technologies Corp.	1,300	27,950
	Sigma-Aldrich Corp.	200	7,216
	Silgan Holdings, Inc.	200	9,168
*	Smurfit-Stone Container Corp.	2,900	96
	Sonoco Products Co.	2,100	48,153
	Southern Copper Corp.	404	5,632
	Spartech Corp.	700	2,219
	Steel Dynamics, Inc.	1,000	10,620
	Stepan Co.	200	7,338
*	Stillwater Mining Co.	500	2,075
	Terra Industries, Inc.	500	10,240
#	Texas Industries, Inc.	200	4,542
#	The Mosaic Co.	400	14,268
	The Scotts Miracle-Gro Co. Class A	200	6,444
*	United States Lime & Minerals, Inc.	200	4,210
#	United States Steel Corp.	600	18,018
*	Universal Stainless & Alloy Products, Inc.	200	2,900
	Valspar Corp.	1,000	17,350
#	Vulcan Materials Co.	200	9,892
	Wausau Paper Corp.	1,900	18,069
#	Westlake Chemical Corp.	1,800	24,606
	Weyerhaeuser Co.	4,200	114,828
	Worthington Industries, Inc.	1,900	19,114
Total Materials			1,587,009

Telecommunication Services — (2.9%)
	Alaska Communications Systems Group, Inc.	500	4,175
*	American Tower Corp.	700	21,238
	AT&T, Inc.	14,853	365,681
*	Cbeyond, Inc.	200	3,148
*	Centennial Communications Corp.	800	6,544
	CenturyTel, Inc.	1,700	46,138
*	Cincinnati Bell, Inc.	2,500	3,475
* #	Cogent Communications Group, Inc.	300	1,995
	Consolidated Communications Holdings, Inc.	300	3,378
* #	Crown Castle International Corp.	1,300	25,376

30

	FairPoint Communications, Inc.	585	1,597
	Frontier Communications Corp.	2,600	21,086
*	General Communications, Inc. Class A	700	4,599
	Iowa Telecommunications Services, Inc.	300	3,855
*	NeuStar, Inc.	300	4,086
*	NII Holdings, Inc.	200	3,880
*	PAETEC Holding Corp.	600	810
*	Premiere Global Services, Inc.	1,100	10,659
#	Qwest Communications International, Inc.	1,500	4,830
	Regal Entertainment Group	800	8,032
* #	SBA Communications Corp.	300	5,970
*	Sprint Nextel Corp.	9,400	22,842
	SureWest Communications	300	3,063
*	Syniverse Holdings, Inc.	1,100	14,916
	Telephone & Data Systems, Inc.	700	21,357
	Telephone & Data Systems, Inc. Special Shares	400	10,840
*	tw telecom, inc.	500	3,825
*	United States Cellular Corp.	700	29,365
	Verizon Communications, Inc.	10,900	325,583
	Windstream Corp.	800	6,944
Total Telecommunication Services			989,287

Utilities — (3.1%)
	AGL Resources, Inc.	300	9,249
	Allegheny Energy, Inc.	300	9,972
#	ALLETE, Inc.	200	6,220
#	Alliant Energy Corp.	200	5,766
#	Ameren Corp.	500	16,625
	American Electric Power Co., Inc.	900	28,215
	American States Water Co.	200	6,914
	Atmos Energy Corp.	600	14,730
	Avista Corp.	700	13,328
	Black Hills Corp.	200	5,300
	California Water Service Group	200	8,700
	CenterPoint Energy, Inc.	500	6,690
	Central Vermont Public Service Corp.	100	2,260
	CH Energy Group, Inc.	200	10,116
	Chesapeake Utilities Corp.	100	2,897
	Cleco Corp.	600	13,710
#	CMS Energy Corp.	700	8,225
	Connecticut Water Services, Inc.	100	2,314
	Consolidated Edison, Inc.	600	24,450
	Dominion Resources, Inc.	400	14,072
	DPL, Inc.	400	8,620
	DTE Energy Co.	300	10,350
	Duke Energy Corp.	3,000	45,450
*	Dynegy, Inc.	800	1,688
	Edison International	700	22,799
*	El Paso Electric Co.	500	8,270
	Empire District Electric Co.	600	10,656
	Energen Corp.	200	5,842
	Entergy Corp.	200	15,272
#	Equitable Resources, Inc.	200	6,846
	Exelon Corp.	500	27,110
	FirstEnergy Corp.	300	14,997

31

	FPL Group, Inc.	300	15,465
	Great Plains Energy, Inc.	400	7,628
	Hawaiian Electric Industries, Inc.	900	19,512
	IDACORP, Inc.	300	8,733
	Integrys Energy Group, Inc.	300	12,525
	Laclede Group, Inc.	300	13,617
	MDU Resources Group, Inc.	300	5,967
	MGE Energy, Inc.	200	6,410
	Middlesex Water Co.	300	4,965
*	Mirant Corp.	1,500	25,755
	National Fuel Gas Co.	200	5,992
	New Jersey Resources Corp.	300	12,027
	Nicor, Inc.	200	6,842
	NiSource, Inc.	300	2,904
	Northeast Utilities, Inc.	300	7,140
	Northwest Natural Gas Co.	200	8,588
	NorthWestern Corp.	500	12,105
*	NRG Energy, Inc.	1,400	32,704
	NSTAR	500	16,910
	NV Energy, Inc.	1,100	11,803
	OGE Energy Corp.	400	9,872
	Oneok, Inc.	200	5,844
	Ormat Technologies, Inc.	1,000	30,990
	Otter Tail Corp.	200	4,054
	Pepco Holdings, Inc.	300	5,343
	PG&E Corp.	300	11,601
	Piedmont Natural Gas Co.	500	12,955
	Pinnacle West Capital Corp.	450	15,062
	PNM Resources, Inc.	1,600	16,064
	Portland General Electric Co.	400	7,780
	PPL Corp.	300	9,198
#	Progress Energy, Inc.	400	15,488
	Public Service Enterprise Group, Inc.	1,500	47,355
	Puget Energy, Inc.	500	14,700
	Questar Corp.	800	27,184
*	Reliant Energy, Inc.	1,900	9,671
	SCANA Corp.	200	6,858
	Sempra Energy	200	8,768
	SJW Corp.	400	10,756
	South Jersey Industries, Inc.	200	7,460
	Southern Co.	600	20,070
	Southern Union Co.	500	6,445
	Southwest Gas Corp.	400	10,304
	Southwest Water Co.	200	896
	TECO Energy, Inc.	900	10,809
	UGI Corp.	500	12,685
	UIL Holdings Corp.	300	7,929
	Unisource Energy Corp.	400	11,296
	Vectren Corp.	900	23,211
	Westar Energy, Inc.	600	12,048
	WGL Holdings, Inc.	400	12,840
	Wisconsin Energy Corp.	200	8,916
	Xcel Energy, Inc.	1,000	18,460
	York Water Co.	300	3,537
Total Utilities			1,061,694

TOTAL COMMON STOCKS			29,976,528

32

TEMPORARY CASH INVESTMENTS — (0.8%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	264,270	264,270

SECURITIES LENDING COLLATERAL — (10.4%)
§ @	DFA Short Term Investment Fund LP	3,459,867	3,459,867

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $37,762 FNMA 7.000%, 01/01/38, valued at $33,617) to be repurchased at $32,639	$33	32,638

TOTAL SECURITIES LENDING COLLATERAL			3,492,505

TOTAL INVESTMENTS - (100.0%)
(Cost $54,067,199)##			$33,733,303

33

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

BRAZIL — (12.6%)
COMMON STOCKS — (6.6%)
	Acos Villares SA Avil	111,000	$22,009
	AES Tiete SA (2440693)	15,500	89,325
	AES Tiete SA (2441038)	15,500	107,364
*	All America Latina Logistica SA	96,200	364,896
	American Banknote SA	9,400	39,585
*	Anhanguera Educacional Participacoes SA	8,000	42,069
*	B2W Cia Global Do Varejo	11,500	123,179
	Banco Bradesco SA	75,700	593,853
	Banco do Brasil SA	37,400	228,914
*	Banco Sofisa SA	10,400	18,155
*	BR Malls Participacoes SA	14,100	65,638
*	Centrais Eletricas Brasileiras SA (2308445)	20,700	217,707
*	Centrais Eletricas Brasileiras SA (2311120)	19,500	219,879
*	Cia de Gas de Sao Paulo	4,000	53,759
	Cia de Saneamento de Minas Gerais-Copasa	13,800	113,909
*	Cia Energetica de Minas Gerais	3,100	31,401
	Cia Energetica de Sao Paulo	30,600	164,871
*	Cia Hering	2,300	6,940
	Companhia de Concessoes Radoviarias	10,800	106,371
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	11,010	238,697
	Companhia Siderurgica Nacional SA Sponsored ADR	78,600	1,186,860
	Companhia Vale do Rio Doce ADR	176,600	2,491,826
	CPFL Energia SA	15,800	204,651
	Cremer SA	8,200	28,771
*	Cyrela Brazil Realty SA	49,600	198,828
	Empresa Brasileira de Aeronautica SA	90,900	340,483
	Empresa Brasileira de Aeronautica SA ADR	6,100	91,927
	Eternit SA	9,450	22,240
	Ferbasa-Ferro Ligas Da Bahia	9,900	27,481
	Fertilizantes Fosfatados SA	5,600	31,862
*	Gafisa SA	12,100	61,022
	Gerdau SA	29,400	150,802
*	Global Village Telecom Holding SA	20,700	221,543
*	IdeiasNet SA	41,600	35,503
	Industrias Romi SA	18,000	52,836
*	JBS SA	109,100	225,724
	Light SA	22,100	225,382
	Localiza Rent a Car SA	20,200	71,397
*	Lojas Americanas SA	28,000	65,172
	Lojas Renner SA	21,600	131,741

1

*	M Dias Branco SA	5,900	46,284
*	Mmx Mineracao e Metalicos SA	14,000	25,767
	Natura Cosmeticos SA	19,000	162,974
*	Obrascon Huarte Lain Brasil SA	9,100	58,052
*	Paranapanema SA	25,200	30,196
	PDG Realty SA Empreendimentos e Participacoes	8,000	42,586
	Perdigao SA	40,800	562,759
	Petroleo Brasileiro SA ADR (71654V101)	146,315	3,169,183
	Petroleo Brasileiro SA ADR (71654V408)	106,230	2,783,226
*	Plascar Participacoes Industriais SA	43,400	23,571
	Porto Seguro SA	24,000	141,724
*	Sao Martinho SA	16,000	83,793
*	Tam SA	20,900	155,669
	Tele Norte Leste Participacoes SA	8,800	135,376
	Telecomunicacoes de Sao Paulo SA	10,200	158,496
*	Tim Participacoes SA	15,200	44,224
	Totvs SA	3,200	54,759
	Tractebel Energia SA	36,200	279,926
*	Universo Online SA	20,500	66,802
	Usinas Siderurgicas de Minas Gerais SA	9,000	104,741
	Vivo Participacoes SA	3,400	46,897
	Vivo Participacoes SA ADR	35,925	509,416
	Weg SA	40,900	205,381
TOTAL COMMON STOCKS			17,606,374

PREFERRED STOCKS — (6.0%)
#	Aracruz Celulose SA Sponsored ADR	15,600	130,884
	Banco Bradesco SA Sponsored ADR	138,000	1,235,100
	Banco Itau Holding Financeira SA ADR	198,625	1,994,195
	Braskem SA Preferred A Sponsored ADR	25,800	127,452
	Centrais Electricas de Santa Catarina SA	9,050	132,590
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	9,913	254,268
	Companhia de Transmissao de Energia Eletrica Paulista	6,400	117,214
	Companhia Energetica de Minas Gerais SA Sponsored ADR	36,400	494,676
	Companhia Energetica do Ceara Coelce Series A	5,600	51,414
	Companhia Paranaense de Energia-Copel Sponsored ADR	19,900	183,876
	Companhia Vale do Rio Doce Sponsored ADR	254,654	3,091,500
	Confab Industrial SA	43,000	70,060
	Duratex SA	28,500	192,006
	Gerdau SA Sponsored ADR	168,600	1,075,668
	Gol Linhas Aereas Inteligentes SA	16,700	73,782
	Klabin SA	163,000	245,905
	Lojas Americanas SA	47,000	129,453
	Marcopolo SA	38,000	49,138
	Metalurgica Gerdau SA	75,200	646,655
*	Net Servicos de Comunicacao SA	28,391	180,014
#	Net Servicos de Comunicacao SA Preferred ADR	15,410	98,162
	Randon e Participacoes SA	28,200	71,715
	Sadia SA ADR	65,333	275,052
	Saraiva Livreiros Editores	3,300	19,914

2

*	Suzano Papel e Celullose SA	83,600	421,603
	Tele Norte Leste Participacoes SA ADR	34,000	418,200
#	Telecomunicacoes de Sao Paulo SA ADR	24,200	454,476
	Telemar Norte Leste SA	7,800	152,470
	Tim Participacoes SA ADR	10,080	141,826
	Ultrapar Participacoes SA	22,136	509,033
	Ultrapar Participacoes SA Sponsored ADR	2,300	53,130
	Uniao de Industrias Petroquimicas SA Series B	125,400	37,296
	Unibanco-Uniao de Bancos Brasileiros SA ADR	20,740	1,167,247
	Usinas Siderurgicas de Minas Gerais SA Series A	114,375	1,422,786
* #	Votorantim Celulose e Papel SA Sponsored ADR	42,800	248,240
TOTAL PREFERRED STOCKS			15,967,000

TOTAL — BRAZIL			33,573,374

CHILE — (2.6%)
COMMON STOCKS — (2.6%)
	Banco de Chile Series F ADR	6,206	213,114
	Banco de Credito e Inversiones SA Series A	9,749	194,206
	Banco Santander Chile SA ADR	7,000	247,660
	CAP SA	22,265	288,774
*	Colbun SA	2,969,308	522,059
	Compania General de Electricidad SA	27,332	131,964
	Compania SudAmericana de Vapores SA	218,013	148,404
	Corpbanca SA	38,136,342	163,733
	Distribucion y Servicio D&S SA ADR	17,200	421,056
	Embotelladora Andina SA Series B	21,938	54,223
	Embotelladora Andina SA Series B ADR	5,000	71,500
	Empresa Nacional de Electricidad SA Sponsored ADR	24,755	925,342
	Empresa Nacional de Telecomunicaciones SA	32,414	360,667
	Empresas CMPC SA	27,806	540,662
	Empresas Copec SA	89,745	725,364
	Enersis SA Sponsored ADR	58,256	835,974
	Lan Airlines SA Sponsored ADR	19,400	161,214
*	Madeco SA	1,535,966	103,535
*	Madeco SA Sponsored ADR	10,700	73,830
	S.A.C.I. Falabella SA	74,146	213,629
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	22,000	596,200

TOTAL — CHILE			6,993,110

CHINA — (10.9%)
COMMON STOCKS — (10.9%)
	Agile Property Holdings, Ltd.	446,000	171,055
	Air China, Ltd.	492,000	130,045
* #	Ajisen China Holdings, Ltd.	135,000	46,179
#	Aluminum Corp. of China, Ltd. ADR	39,595	443,464
	AMVIG Holdings, Ltd.	76,000	41,901
#	Angang Steel Co., Ltd.	248,000	240,288
*	Anhui Conch Cement Co., Ltd.	40,000	191,711
	Anhui Expressway Co., Ltd.	54,000	19,147
#	Bank of China, Ltd.	3,374,000	884,266

3

#	Bank of Communications Co., Ltd.	732,000	476,904
	Beijing Capital International Airport Co., Ltd.	470,000	207,276
	Beijing Capital Land, Ltd.	330,000	36,874
	Beijing North Star Co., Ltd.	320,000	48,568
#	Belle International Holdings, Ltd.	236,000	94,090
#	Bosideng International Holdings, Ltd.	484,000	41,897
*	Brilliance China Automotive Holdings, Ltd.	844,000	49,878
#	Byd Co., Ltd.	159,000	296,337
	Chaoda Modern Agriculture	559,832	353,497
*	China Agri-Industries Holdings, Ltd.	244,000	108,428
* #	China Citic Bank	583,000	216,298
#	China Construction Bank Corp.	4,274,000	2,084,534
	China COSCO Holdings Co., Ltd.	87,000	52,009
* #	China Eastern Airlines Corp., Ltd.	256,000	35,839
	China Everbright International, Ltd.	262,000	50,243
	China Everbright, Ltd.	212,000	231,324
*	China Grand Forestry Green Resources Group, Ltd.	1,520,000	54,812
	China Green (Holdings), Ltd.	93,000	60,572
*	China High Speed Transmission Equipment Group Co., Ltd.	115,000	134,737
	China Insurance International Holdings Co., Ltd.	96,000	122,030
	China Life Insurance Co., Ltd.	22,000	57,903
#	China Life Insurance Co., Ltd. ADR	36,543	1,446,372
	China Mengniu Dairy Co., Ltd.	129,000	170,449
#	China Merchants Bank Co., Ltd.	155,000	250,295
	China Merchants Holdings (International) Co., Ltd.	227,509	400,476
*	China Mining Resources Group, Ltd.	1,034,000	26,722
	China Mobile, Ltd. Sponsored ADR	65,301	2,936,586
*	China Molybdenum Co., Ltd.	241,000	97,206
#	China National Building Material Co., Ltd.	76,000	82,316
	China Oilfield Services, Ltd.	144,000	113,069
	China Overseas Land & Investment, Ltd.	8,320	10,881
	China Power International Development, Ltd.	358,000	67,026
	China Rare Earth Holdings, Ltd.	260,000	23,536
#	China Resources Land, Ltd.	158,000	182,491
	China Resources Power Holdings Co., Ltd.	238,000	436,593
	China Shenhua Energy Co., Ltd.	233,500	497,836
	China Shipping Container Lines Co., Ltd.	809,000	128,540
	China Shipping Development Co., Ltd.	46,000	44,592
* #	China Southern Airlines Co., Ltd.	230,000	36,924
*	China Southern Airlines Co., Ltd. ADR	9,000	71,190
	China State Construction International Holdings, Ltd.	318,000	49,237
	China Telecom Corp., Ltd.	430,000	156,012
#	China Telecom Corp., Ltd. ADR	11,545	417,121
	China Travel International Investment Hong Kong, Ltd.	574,000	87,233
	China Unicom Hong Kong, Ltd.	200,000	184,613
#	China Unicom Hong Kong, Ltd. ADR	114,955	1,056,436
#	China Yurun Food Group, Ltd.	123,000	143,880
	Chongqing Iron and Steel Co., Ltd.	190,000	49,273
	Citic Pacific, Ltd.	105,000	123,436
*	CITIC Resources Holdings, Ltd.	496,000	52,038
#	CNOOC, Ltd.	427,000	367,493
	CNOOC, Ltd. ADR	11,400	980,856

4

	Comba Telecom Systems Holdings, Ltd.	198,000	47,294
	COSCO International Holdings, Ltd.	222,000	50,169
	COSCO Pacific, Ltd.	300,000	268,356
*	Country Garden Holdings Co.	606,000	124,694
#	Dalian Port (PDA) Co., Ltd.	182,000	47,603
#	Datang International Power Generation Co., Ltd.	536,000	266,131
	Denway Motors, Ltd.	1,396,000	416,095
#	Dongfang Electric Co., Ltd.	24,800	55,045
*	Fosun International	496,500	161,833
* #	Fushan International Energy Group, Ltd.	308,000	69,887
	Geely Automobile Holdings, Ltd.	800,000	58,881
	Global Bio-Chem Technology Group Co., Ltd.	392,000	56,494
	Golden Eagle Retail Group, Ltd.	136,000	72,405
	GOME Electrical Appliances Holdings, Ltd.	1,583,000	228,644
	Great Wall Motor Co., Ltd.	163,000	56,416
*	Greentown China Holdings, Ltd.	156,500	56,332
	Guangdong Investment, Ltd.	518,000	197,185
	Guangshen Railway Co., Ltd. Sponsored ADR	7,262	115,538
	Guangzhou Investment Co., Ltd.	1,088,000	105,882
#	Guangzhou R&F Properties Co., Ltd.	135,600	110,400
	GZI Transport, Ltd.	128,000	36,460
*	Haier Electronics Group Co., Ltd.	431,000	60,476
	Hengan International Group Co., Ltd.	69,000	229,557
*	Hidili Industry International Development, Ltd.	219,000	71,693
#	HKC (Holdings), Ltd.	43,057	2,404
#	Hopson Development Holdings, Ltd.	124,000	71,781
#	Huadian Power International Corp.	310,000	66,019
	Huaneng Power International, Inc.	130,000	93,184
	Huaneng Power International, Inc. ADR	9,458	269,742
	Hunan Non-Ferrous Metal Corp., Ltd.	322,000	38,826
#	Industrial and Commercial Bank of China (Asia), Ltd.	4,186,000	1,769,821
* #	Intime Department Store Group Co., Ltd.	163,000	44,872
	Jiangsu Express Co., Ltd.	196,000	139,209
	Jiangxi Copper Co., Ltd.	62,000	42,262
*	Ju Teng International Holdings, Ltd.	168,000	39,732
	Kingdee International Software Group Co., Ltd.	320,000	28,578
*	Kingsoft Corp., Ltd.	198,000	68,667
*	KWG Property Holding, Ltd.	224,500	50,649
#	Lenovo Group, Ltd.	696,000	131,943
#	Li Ning Co., Ltd.	93,500	129,866
	Lianhua Supermarket Holdings Co., Ltd.	24,000	24,836
#	Lonking Holdings, Ltd.	109,000	50,144
#	Maanshan Iron and Steel Co., Ltd.	394,000	128,229
#	Mingyuan Medicare Development Co., Ltd.	380,000	17,823
* #	Minth Group, Ltd.	136,000	54,877
*	Nan Hai Corp., Ltd.	6,200,000	31,638
	Neo-China Land Group (Holdings), Ltd.	62,000	40,698
	New World Department Store China, Ltd.	95,000	36,854
	Nine Dragons Paper Holdings, Ltd.	375,000	103,783
#	Parkson Retail Group, Ltd.	104,000	92,618
*	PICC Property and Casualty Co., Ltd.	320,000	144,251
#	Ping An Insurance (Group) Co. of China, Ltd.	162,500	703,866

5

#	Poly Hong Kong Investment, Ltd.	257,000	51,692
	Qingling Motors Co., Ltd.	320,000	30,948
*	Semiconductor Manufacturing International Corp.	2,543,000	88,650
*	Semiconductor Manufacturing International Corp. ADR	1,700	2,924
	Shandong Molong Petroleum Machinery Co., Ltd.	232,000	14,696
*	Shanghai Electric Group Co., Ltd.	820,000	258,809
*	Shanghai Forte Land Co., Ltd.	388,000	56,943
	Shanghai Prime Machinery Co., Ltd.	302,000	32,188
	Shenzhen Expressway Co., Ltd.	186,000	69,315
	Shenzhen International Holdings, Ltd.	1,402,500	58,815
	Shenzhen Investment, Ltd.	414,000	70,449
	Shenzhou International Group	93,000	16,728
	Shimao Property Holdings, Ltd.	298,500	191,810
	Shougang Concord International Enterprises Co., Ltd.	522,000	53,367
	Shui On Land, Ltd.	373,500	94,672
*	Sichuan Expressway Co., Ltd.	178,000	29,561
*	Sino Union Petroleum & Chemical International, Ltd.	780,000	70,401
#	Sinofert Holdings, Ltd.	276,000	156,159
	Sinolink Worldwide Holdings, Ltd.	532,000	35,139
*	Sino-Ocean Land Holdings, Ltd.	832,000	413,273
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	124,407
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	41,815
	Sinotrans, Ltd.	400,000	64,031
	Skyworth Digital Holdings, Ltd.	400,000	25,176
	SRE Group, Ltd.	776,000	53,104
* #	TCL Multimedia Technology Holdings, Ltd.	100,000	14,573
* #	Tencent Holdings, Ltd.	78,000	476,599
	Tian An China Investments	215,000	52,672
	Tianjin Development Holdings, Ltd.	16,000	5,203
* #	Tianjin Port Development Holdings, Ltd.	266,000	57,739
#	Tingyi (Cayman Islands) Holding Corp.	128,000	147,831
* #	Towngas China Co., Ltd.	171,000	31,531
	TPV Technology, Ltd.	260,000	58,212
	Travelsky Technology, Ltd.	183,000	71,391
*	Vinda International Holdings, Ltd.	186,000	55,566
	Weichai Power Co., Ltd.	43,200	82,616
	Xinao Gas Holdings, Ltd.	128,000	114,585
*	Xinjiang Xinxin Mining Industry Co., Ltd.	288,000	71,014
* #	Xinyu Hengdeli Holdings, Ltd.	288,000	38,466
	Xiwang Sugar Holdings Co., Ltd.	112,000	12,703
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	24,800	161,200
	Zhejiang Expressway Co., Ltd.	236,000	134,234
	Zijin Mining Group Co., Ltd.	332,000	174,550
#	ZTE Corp.	31,920	90,848
TOTAL COMMON STOCKS			29,010,081

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Rights 02/27/09	4,857	6

TOTAL — CHINA			29,010,087

6

CZECH REPUBLIC — (0.9%)
COMMON STOCKS — (0.9%)
	CEZ A.S.	31,512	1,074,247
	Komercni Banka A.S.	2,657	293,379
	Telefonica 02 Czech Republic A.S.	42,731	796,293
	Unipetrol A.S.	27,775	162,060

TOTAL — CZECH REPUBLIC			2,325,979

HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
*	Danubius Hotel & Spa NYRT	1,913	36,575
	EMASZ RT	322	32,029
* #	FHB Mortgage Bank P.L.C.	32,759	89,039
* #	Fotex Holding SE Co., Ltd.	20,564	27,385
	Magyar Telekom Telecommunications P.L.C.	101,699	249,547
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	29,400
#	MOL Hungarian Oil & Gas NYRT	13,110	508,215
* #	OTP Bank NYRT	78,352	776,340
*	Pannonplast NYRT	13,775	41,335
*	RABA Automotive Holding NYRT	7,432	22,254
*	Synergon Information Systems	3,753	6,510

TOTAL — HUNGARY			1,818,629

INDIA — (7.2%)
COMMON STOCKS — (7.2%)
*	3M India, Ltd.	150	2,882
	Aban Offshore, Ltd.	1,530	14,936
*	ACC, Ltd.	12,868	131,327
	Adani Enterprises, Ltd.	10,923	62,075
	Aditya Birla Nuvo, Ltd.	17,301	163,934
	Adlabs Films, Ltd.	4,064	13,838
	Ajmera Realty & Infra India	5,329	3,462
*	Allahabad Bank, Ltd.	41,954	41,586
	Alstom Projects India, Ltd.	4,263	19,484
	Ambuja Cements, Ltd.	194,195	276,236
	Amtek Auto, Ltd.	36,573	37,543
*	Andhra Bank	46,000	51,217
	Apollo Tyres, Ltd.	102,440	36,384
	Asea Brown Boveri India, Ltd.	9,765	94,395
	Asian Hotels, Ltd.	4,300	20,892
	Asian Paints, Ltd.	7,500	119,841
	Axis Bank, Ltd.	38,115	331,545
	Bajaj Auto, Ltd.	7,812	74,460
	Bajaj Hindusthan, Ltd.	38,400	44,562
	Bajaj Holdings and Investment, Ltd.	17,611	81,250
	Ballarpur Industries, Ltd.	101,088	30,075
	Balrampur Chini Mills, Ltd.	107,115	129,043
	Bank of Maharashtra, Ltd.	77,935	35,997
	Bannari Amman Sugars, Ltd.	1,400	22,752

7

	Bata India, Ltd.	15,997	28,494
	BEML, Ltd.	6,037	41,315
	Berger Paints India, Ltd.	49,000	32,478
	Bharat Forge, Ltd.	35,107	60,018
*	Bharti Airtel, Ltd.	52,537	674,174
	Bhushan Steel & Strips, Ltd.	6,126	35,533
	Blue Star, Ltd.	10,894	32,724
*	Bombay Rayon Fashions, Ltd.	19,914	42,581
	Bongaigaon Refinery & Petrochemicals, Ltd.	58,753	51,827
	Britannia Industries, Ltd.	4,943	138,287
*	Cairn India, Ltd.	61,757	205,031
*	Cambridge Solutions, Ltd.	17,830	27,191
	Carborundum Universal, Ltd.	21,879	38,754
	Century Textiles & Industries, Ltd.	6,103	20,576
	CESC, Ltd.	20,157	93,910
	Chambal Fertilizers & Chemicals, Ltd.	90,740	70,328
	Chennai Petroleum Corp., Ltd.	15,825	35,391
	Chettinad Cement Corp., Ltd.	800	7,455
	CMC, Ltd.	1,340	8,343
	Colgate-Palmolive (India), Ltd.	8,968	76,841
	Coromandel Fertilisers, Ltd.	43,187	94,131
*	Corporation Bank	10,377	38,207
	Cranes Software International, Ltd.	21,490	32,165
	Crisil, Ltd.	636	29,653
	Crompton Greaves, Ltd.	49,217	128,774
	Cummins India, Ltd.	16,419	55,765
	Dabur India, Ltd.	42,601	75,925
	DLF, Ltd.	28,463	101,364
	E.I.D. - Parry (India), Ltd.	18,565	53,217
	EIH, Ltd.	65,321	129,381
	Electrosteel Casings, Ltd.	78,500	23,889
*	Essar Oil, Ltd.	74,000	110,406
	Exide Industries, Ltd.	92,784	76,314
	FAG Bearings (India), Ltd.	5,070	23,113
	Federal Bank, Ltd.	53,973	152,086
	Financial Technologies (India), Ltd.	9,938	95,829
	GAIL India, Ltd.	54,777	216,428
	Gammon India, Ltd.	37,375	48,645
	Geodesic, Ltd.	29,058	23,322
	Gillette India, Ltd.	800	11,531
	Gitanjali Gems, Ltd.	19,770	19,963
	GlaxoSmithKline Consumer Healthcare, Ltd.	9,486	112,438
*	GMR Infrastructure, Ltd.	70,651	104,513
	Godrej Consumer Products, Ltd.	21,028	56,305
	Godrej Industries, Ltd.	33,592	43,328
*	Grasim Industries, Ltd.	7,413	178,539
	Great Eastern Shipping Co., Ltd.	25,938	89,453
	Great Offshore, Ltd.	14,838	72,140
	GTL, Ltd.	21,580	97,271
	Gujarat Alkalies & Chemicals, Ltd.	17,941	24,117
	Gujarat Ambuja Exports, Ltd.	37,000	12,642
	Gujarat Gas Co., Ltd.	8,580	40,609

8

	Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	38,662
	Gujarat State Fertilizers & Chemicals, Ltd.	18,025	31,908
	H.E.G., Ltd.	13,472	28,794
	HCL Infosystems, Ltd.	19,952	35,881
	HCL Technologies, Ltd.	67,555	157,852
	HDFC Bank, Ltd.	1,200	22,274
	HDFC Bank, Ltd. ADR	11,000	634,260
	Hero Honda Motors, Ltd. Series B	16,024	285,790
	Hikal, Ltd.	3,700	14,144
	Hindustan Construction Co., Ltd.	36,523	32,501
	Hindustan Oil Exploration Co., Ltd.	9,570	10,642
	Hindustan Unilever, Ltd.	86,635	457,922
	Honeywell Automation India, Ltd.	950	14,921
	Hotel Leelaventure, Ltd.	76,029	27,735
	ICI India, Ltd.	5,027	41,186
	ICICI Bank, Ltd. Sponsored ADR	87,637	1,444,258
	IDBI Bank, Ltd.	79,758	91,815
*	Idea Cellular, Ltd.	104,321	98,905
	India Cements, Ltd.	39,905	81,976
	Indiabulls Financial Services, Ltd.	47,108	104,901
	Indiabulls Real Estate, Ltd.	56,565	132,235
	Indiabulls Securities, Ltd.	19,709	8,847
	Indian Hotels Co., Ltd.	131,997	107,065
	IndusInd Bank, Ltd.	75,477	50,475
	Infosys Technologies, Ltd.	56,344	1,478,648
	Infotech Enterprises, Ltd.	14,697	25,575
	Infrastructure Development Finance Co., Ltd.	260,701	302,718
	IVRCL Infrastructures & Projects, Ltd.	53,363	117,166
	Jain Irrigation Systems, Ltd.	15,110	102,353
	Jaiprakash Associates, Ltd.	191,285	291,885
	Jammu & Kashmir Bank, Ltd.	11,393	67,357
	JBF Industries, Ltd.	18,484	12,304
*	Jet Airways (India), Ltd.	5,856	21,115
	Jindal Saw, Ltd.	6,867	26,550
	Jindal Steel & Power, Ltd.	9,465	197,733
	JSW Steel, Ltd.	30,485	129,230
	Jubilant Organosys, Ltd.	29,807	72,314
	Karnataka Bank, Ltd.	25,885	37,299
	Karur Vysya Bank, Ltd.	9,749	42,000
	Kesoram Industries, Ltd.	16,192	37,467
	Kirloskar Oil Engines, Ltd.	63,106	44,577
*	Kotak Mahindra Bank, Ltd.	29,024	165,759
*	KS Oils, Ltd.	60,437	52,046
	LIC Housing Finance, Ltd.	20,990	94,716
	Madras Cements, Ltd.	31,000	40,783
	Mahanagar Telephone Nigam, Ltd.	38,550	56,467
	Maharashtra Seamless, Ltd.	10,924	27,864
	Mastek, Ltd.	3,774	10,961
	Monnet Ispat, Ltd.	9,869	28,108
	Monsanto India, Ltd.	700	18,354
	Moser Baer (India), Ltd.	65,998	84,671
	Motherson Sumi Systems, Ltd.	14,700	17,697

9

	Motor Industries Co., Ltd.	2,852	178,293
	Mphasis, Ltd.	20,534	61,897
	MRF, Ltd.	896	30,778
	Nagarjuna Construction Co., Ltd.	67,987	70,553
*	Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	28,876
	Navneet Publications (India), Ltd.	35,467	29,141
	NIIT, Ltd.	83,932	37,495
	Nirma, Ltd.	5,100	10,093
	Opto Circuits India, Ltd.	21,115	37,223
*	Oracle Financial Services	10,681	131,175
	Patni Computer Systems, Ltd.	37,726	94,343
	Petronet LNG, Ltd.	159,932	119,211
	Pidilite Industries, Ltd.	27,000	53,284
	Polaris Software Lab, Ltd.	28,867	28,482
	Praj Industries, Ltd.	16,862	18,763
	Prism Cements, Ltd.	86,482	29,663
	PTC India, Ltd.	62,542	84,940
*	Punj Lloyd, Ltd.	38,708	73,651
	Punjab Tractors, Ltd.	3,838	7,489
	Raymond, Ltd.	22,348	41,183
	REI Agro, Ltd.	6,874	79,156
*	Rei Six Ten Retail, Ltd.	5,155	—
	Reliance Capital, Ltd.	28,465	240,597
	Reliance Energy, Ltd.	24,265	283,544
	Reliance Industrial Infrastructure, Ltd.	4,222	26,489
*	Reliance Natural Resources, Ltd.	136,432	141,473
*	Reliance Petroleum, Ltd.	59,344	103,745
	Rolta India, Ltd.	38,036	71,089
	Ruchi Soya Industries, Ltd.	55,585	26,004
	Sesa Goa, Ltd.	83,350	142,358
	Shree Cement, Ltd.	3,483	35,094
	Shriram Transport Finance Co., Ltd.	29,558	111,261
	Siemens India, Ltd.	7,994	33,390
	South India Bank, Ltd.	30,142	30,740
	SREI Infrastructure Finance, Ltd.	21,226	15,207
	SRF, Ltd.	13,802	18,082
*	State Bank of India	2,000	46,483
	Sterling Biotech, Ltd.	30,729	99,582
	Sterlite Industries (India), Ltd. ADR	24,600	131,610
	Sterlite Industries (India), Ltd. Series A	24,973	138,307
*	Sun TV Network, Ltd.	14,000	46,582
	Suzlon Energy, Ltd.	11,000	10,464
	Syndicate Bank	74,170	91,831
*	Tanla Solutions, Ltd.	28,638	22,667
	Tata Chemicals, Ltd.	27,796	86,333
	Tata Communications, Ltd. ADR	10,600	190,694
	Tata Consultancy Services, Ltd.	24,788	256,380
	Tata Elxsi, Ltd.	8,349	14,670
	Tata Investment Corp., Ltd.	8,434	37,903
	Tata Motors, Ltd. Sponsored ADR	45,800	185,032
	Tata Power Co., Ltd.	12,333	189,327
	Tata Steel, Ltd.	22,148	82,491

10

	Tata Tea, Ltd.	16,195	198,810
*	Tata Teleservices Maharashtra, Ltd.	374,732	171,265
	Tech Mahindra, Ltd.	16,203	77,620
*	Teledata Marine Solutions, Ltd.	27,764	19,454
*	Teledata Technology Solution	27,764	19,454
	Texmaco, Ltd.	8,000	8,110
	Thermax, Ltd.	8,395	27,126
	Thomas Cook (India), Ltd.	46,024	32,890
	Titan Industries, Ltd.	4,295	79,849
	Torrent Power, Ltd.	33,009	48,042
	Trent, Ltd.	2,640	16,888
	Triveni Engineering & Industries,Ltd.	52,481	55,632
	Tube Investments of India, Ltd.	25,855	17,518
*	UCO Bank	83,979	47,129
*	Union Bank of India, Ltd.	16,055	47,849
	Unitech, Ltd.	135,034	87,313
	United Phosphorus, Ltd.	64,338	121,401
	Usha Martin, Ltd.	58,390	27,631
	Varun Shipping Co.	45,506	43,028
*	Vijaya Bank, Ltd.	73,417	42,959
	Voltas, Ltd.	38,760	33,594
	Welspun-Gujarat Stahl Rohren, Ltd.	26,959	38,365
	Wipro, Ltd.	36,958	172,396
*	Wire & Wireless India, Ltd.	34,769	6,918
	Zee Entertainment Enterprises, Ltd.	74,228	164,906
	Zee News, Ltd.	31,438	19,962

TOTAL — INDIA			19,272,323

INDONESIA — (2.3%)
COMMON STOCKS — (2.3%)
	PT Aneka Tambang Tbk	869,000	82,555
	PT Astra Agro Lestari Tbk	102,000	95,758
	PT Astra International Tbk	770,000	865,670
*	PT Bakrie & Brothers Tbk	4,601,000	20,215
*	PT Bakrieland Development Tbk	7,173,250	37,190
	PT Bank Central Asia Tbk	3,056,000	725,297
	PT Bank Danamon Indonesia Tbk	669,000	131,042
	PT Bank Mandiri Persero Tbk	919,500	143,819
*	PT Bank Pan Indonesia Tbk	4,496,000	205,402
	PT Bank Rakyat Indonesia Tbk	486,000	190,219
	PT Berlian Laju Tanker Tbk	1,970,500	81,106
	PT Bhakti Investama Tbk	50	1
	PT Bumi Resources Tbk	3,146,500	136,816
*	PT Charoen Pokphand Indonesia Tbk	939,000	35,355
	PT Citra Marga Nusaphala Persada Tbk	535,000	42,080
*	PT Delta Dunia Petronda Tbk	740,000	33,163
*	PT Energi Mega Persada Tbk	1,380,000	8,171
*	PT Global Mediacom Tbk	2,844,000	41,740
*	PT Holcim Indonesia Tbk	1,831,000	91,773
	PT Indocement Tunggal Prakarsa Tbk	507,500	198,082
	PT Indofood Sukses Makmur Tbk	2,420,000	204,728

11

	PT Indosat Tbk ADR	12,300	293,601
	PT International Nickel Indonesia Tbk	620,000	131,772
*	PT Kawasan Industry Jababeka Tbk	4,167,000	18,062
*	PT Lippo Karawaci Tbk	5,448,750	396,662
	PT Matahari Putra Prima Tbk	1,400,000	68,572
	PT Mayorah Indah Tbk	180,000	15,698
*	PT Medco Energi International Tbk	888,000	130,466
	PT Mitra Adiperkasa Tbk	519,000	15,360
*	PT Panin Insurance Tbk	1,516,000	22,935
*	PT Panin Life Tbk	4,390,000	28,314
*	PT Polychem Indonesia Tbk	720,000	3,943
	PT Ramayana Lestari Sentosa Tbk	1,706,000	68,273
	PT Semen Gresik Tbk	345,000	103,474
	PT Sinar Mas Agro Resources & Technology Tbk	36,000	5,507
	PT Summarecon Agung Tbk	2,179,332	30,086
*	PT Suryainti Permata Tbk	1,280,000	18,455
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	816,498
	PT Timah Tbk	820,000	76,668
	PT Tunas Ridean Tbk	270,000	12,719
	PT Unilever Indonesia Tbk	226,500	156,033
	PT United Tractors Tbk	495,250	216,433

TOTAL — INDONESIA			5,999,713

ISRAEL — (1.9%)
COMMON STOCKS — (1.9%)
	Africa-Israel Investments, Ltd.	8,105	59,517
*	Alvarion, Ltd.	21,296	71,764
*	AudioCodes, Ltd.	28,680	47,968
	Azorim Investment Development & Construction Co., Ltd.	11,218	18,566
*	Bank Hapoalim B.M.	217,455	391,623
	Bank Leumi Le-Israel	227,179	413,769
*	Baran Group, Ltd.	3,002	8,438
	Bezeq Israeli Telecommunication Corp., Ltd.	151,890	224,568
	Blue Square-Israel, Ltd.	5,737	39,612
	Clal Insurance Enterprise Holdings, Ltd.	8,693	50,832
	Delek Automotive Systems, Ltd.	8,494	46,246
	Delek Drilling LP, Ltd.	97,883	71,372
*	Delta-Galil Industries, Ltd.	5,997	8,808
	Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	6,613
	Discount Investment Corp.	9,566	83,409
	Electra (Israel), Ltd.	837	46,389
*	First International Bank of Israel, Ltd.	27,543	34,824
	FMS Enterprises Migun, Ltd.	1,332	20,045
	Formula Systems, Ltd.	7,614	30,736
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	20,000	145,287
*	Hadera Paper, Ltd.	948	30,166
*	Hamlet (Israel-Canada), Ltd.	4,670	11,228
*	Harel Insurance Investments & Finances, Ltd.	3,586	79,167
*	Hot-Cable Systems Media, Ltd.	16,129	99,465
*	Housing & Construction Holding Co., Ltd.	79,490	60,257

12

	IDB Development Corp., Ltd. Series A	2,990	27,527
	Israel Chemicals, Ltd.	75,686	514,737
	Israel Discount Bank Series A	197,818	151,041
	Ituran Location & Control, Ltd.	10,680	88,145
*	Jerusalem Oil Exploration, Ltd.	2,612	20,182
	Leader Holding & Investments, Ltd.	9,903	2,881
	Makhteshim-Agan Industries, Ltd.	80,339	251,057
*	Menorah Mivtachim Holdings, Ltd.	4,587	23,393
	Migdal Insurance Holdings, Ltd.	132,178	107,758
*	Mivtach Shamir Holdings, Ltd.	1,647	19,281
*	Naphtha Israel Petroleum Corp.	20,066	36,260
*	NICE Systems, Ltd. Sponsored ADR	22,300	427,937
	Oil Refineries, Ltd.	388,230	92,185
	Ormat Industries, Ltd.	32,009	233,323
	Osem Investment, Ltd.	12,506	127,374
	Partner Communications Co., Ltd. ADR	12,000	185,400
	Paz Oil Co., Ltd.	927	82,926
*	RADVision, Ltd.	8,075	37,578
*	Retalix, Ltd.	10,264	57,385
	Scailex Corp., Ltd.	6,272	44,973
	Strauss Group, Ltd.	9,407	77,878
	Super-Sol, Ltd. Series B	39,114	122,658
*	The Israel Land Development Co., Ltd.	10,769	19,265
*	Union Bank of Israel, Ltd.	16,882	30,512
	United Mizrahi Bank, Ltd.	60,568	279,613

TOTAL — ISRAEL			5,161,938

MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
	Aeon Co. Berhad	44,600	49,324
	Affin Holdings Berhad	352,000	130,207
*	Airasia Berhad	225,700	54,377
	Alliance Financial Group Berhad	391,600	203,444
	AMMB Holdings Berhad	630,775	396,285
	Amway (Malaysia) Holdings Berhad	24,800	48,117
	Ann Joo Resources Berhad	63,000	19,933
*	Asia Pacific Land Berhad	220,000	14,871
	Asiatic Development Berhad	118,000	126,670
	Bandar Raya Developments Berhad	79,000	23,291
	Batu Kawan Berhad	69,500	164,791
	Berjaya Corp. Berhad	634,900	89,872
	Berjaya Land Berhad	159,200	142,037
	Bernas Padiberas Nasional Berhad	212,000	74,105
	Bimb Holdings Berhad	141,200	32,583
	Bolton Properties Berhad	168,400	36,999
	Boustead Holdings Berhad	125,100	108,878
	Bumiputra-Commerce Asset Holdings Berhad	355,500	624,220
	Chemical Co. of Malaysia Berhad	55,900	33,638
	Digi.Com Berhad	41,000	232,244
	DRB-Hicom Berhad	373,500	77,557
	ECM Libra Avenue Berhad	279,400	29,162

13

	EON Capital Berhad	141,200	134,441
	Esso Malaysia Berhad	57,700	34,407
	Faber Group Berhad	113,400	20,528
	Far East Holdings Berhad	14,000	19,672
	Fraser & Neave Holdings Berhad	45,500	112,759
	Gamuda Berhad	567,200	295,320
	General Corp. Berhad	155,500	26,955
	Globetronics Technology Berhad	518,500	21,460
	GuocoLand (Malaysia) Berhad	50,000	11,393
	Hap Seng Consolidated Berhad	91,300	53,952
	Hock Seng Lee Berhad	85,000	10,876
	Hong Leong Bank Berhad	125,100	175,771
	Hong Leong Financial Group Berhad	129,300	161,253
	Hong Leong Industries Berhad	54,300	51,419
	Hume Industries (Malaysia) Berhad	39,900	32,883
	Hunza Properties Berhad	55,900	19,125
	Hwang-DBS (Malaysia) Berhad	30,600	9,214
	IGB Corp. Berhad	548,300	218,402
	IJM Corp. Berhad	316,150	293,703
	IJM Plantations Berhad	65,600	37,329
*	Insas Berhad	69,300	5,704
	IOI Corp. Berhad	557,825	597,714
*	IOI Properties Berhad	57,800	35,467
*	Jaks Resources Berhad	211,500	25,064
	K & N Kenanga Holdings Berhad	81,000	9,384
	Keck Seng (Malaysia) Berhad	56,200	45,822
	KFC Holdings (Malaysia) Berhad	53,700	110,764
	Kian Joo Can Factory Berhad	146,500	46,942
	Kim Loong Resources Berhad	108,920	48,271
	KLCC Property Holdings Berhad	251,800	201,446
	KNM Group Berhad	1,525,950	180,257
	Kuala Lumpur Kepong Berhad	108,150	296,331
	Kulim Malaysia Berhad	73,900	99,606
*	Kurnia Asia Berhad	43,000	4,950
	Lafarge Malayan Cement Berhad	154,560	134,540
*	Land & General Berhad	409,900	19,641
	Leader Universal Holdings Berhad	234,600	27,345
	Lingkaran Trans Kota Holdings Berhad	123,800	62,873
	Lion Industries Corp. Berhad	141,000	24,984
	Malayan Banking Berhad	387,000	557,757
	Malaysia Building Society Berhad	167,700	36,079
	Malaysian Airlines System Berhad	122,667	96,139
	Malaysian Bulk Carriers Berhad	87,725	61,509
	Malaysian Pacific Industries Berhad	40,600	66,837
	Malaysian Resources Corp. Berhad	532,800	116,338
	Media Prima Berhad	153,000	40,670
	Mega First Corp. Berhad	46,000	10,056
	Melewar Industrial Group Berhad	96,700	12,479
	MMC Corp. Berhad	394,900	143,949
	MNRB Holdings Berhad	66,900	56,317
*	Mulpha International Berhad	444,200	49,138
	Naim Cendera Berhad	75,900	29,145

14

	NCB Holdings Berhad	5,000	3,282
	Nestle (Malaysia) Berhad	17,000	129,433
	New Straits Times Press (Malaysia) Berhad	73,900	21,027
	Nylex (Malaysia) Berhad	73,500	10,660
	OKS Property Holdings Berhad	27,764	2,684
	Oriental Holdings Berhad	44,000	60,416
	OSK Holdings Berhad	152,700	41,450
	Panasonic Manufacturing Malaysia Berhad	27,500	78,481
	Paramount Corp. Berhad	58,000	30,691
	Parkson Holdings Berhad	46,800	41,827
	Pelikan International Corp. Berhad	19,000	5,907
	PJ Development Holdings Berhad	204,900	24,590
	Plus Expressways Berhad	200,700	160,746
	Pos Malaysia & Services Holdings Berhad	209,600	117,222
	PPB Group Berhad	215,800	562,640
	Protasco Berhad	172,000	26,246
	Proton Holdings Berhad	207,300	98,030
	Puncak Niaga Holdings Berhad	71,400	51,083
	QL Resources Berhad	45,000	30,413
*	Ramunia Holdings Berhad	156,777	14,779
	RHB Capital Berhad	95,800	96,952
*	Salcon Berhad	180,500	19,297
	Sarawak Energy Berhad	198,400	109,312
	Sarawak Oil Palms Berhad	75,400	42,549
	Selangor Dredging Berhad	190,000	20,852
	Shangri-La Hotels (Malaysia) Berhad	104,400	48,971
	Shell Refining Co. Federation of Malaysia Berhad	68,200	163,465
	SHL Consolidated Berhad	98,500	32,492
	Southern Steel Berhad	96,400	35,553
	SP Setia Berhad	244,050	221,366
	Star Publications (Malaysia) Berhad	212,100	182,950
*	Subur Tiasa Holdings Berhad	73,815	33,417
*	Sunrise Berhad	58,448	21,062
	Supermax Corp. Berhad	70,900	18,360
	Symphony House Berhad	67,360	3,514
	Ta Ann Holdings Berhad	45,480	35,161
	TA Enterprise Berhad	440,300	74,337
	Tan Chong Motor Holdings Berhad	168,500	58,045
	TDM Berhad	126,600	42,663
	Telekom Malaysia Berhad	157,900	138,123
	Tenaga Nasional Berhad	212,800	345,397
	TH Group Berhad	205,200	41,827
*	TM International Berhad	251,000	219,792
	Top Glove Corp. Berhad	52,100	64,379
	UMW Holdings Berhad	84,200	129,002
	Unico-Desa Plantations Berhad	285,440	47,363
	Unisem (M) Berhad	175,300	28,699
	United Malacca Rubber Estates Berhad	47,000	73,931
	United Plantations Berhad	37,900	105,312
	VS Industry Berhad	60,945	19,436
	Wah Seong Corp. Berhad	100,250	27,565
*	WTK Holdings Berhad	155,500	33,715

15

	YTL Corp. Berhad	291,900	563,502
	YTL e-Solutions Berhad	60,500	4,982
	YTL Power International Berhad	361,873	188,755
	Yu Neh Huat Berhad	113,253	35,896

TOTAL — MALAYSIA			12,546,586

MEXICO — (6.5%)
COMMON STOCKS — (6.5%)
#	Alfa S.A.B. de C.V. Series A	133,800	228,071
* #	Alsea de Mexico S.A.B. de C.V.	168,000	59,051
	America Movil S.A.B. de C.V. Series L	439,909	627,991
	America Movil S.A.B. de C.V. Series L ADR	94,300	2,688,493
*	Axtel, S.A.B. de C.V.	151,560	62,766
*	Banco Compartamos S.A. de C.V.	80,400	148,575
*	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	476,472
* #	Carso Infraestructura y Construccion S.A.B. de CV	231,490	95,062
	Cemex S.A.B. de C.V. Sponsored ADR	194,304	1,513,628
	Cia Minera Autlan S.A.B. de C.V.	21,700	41,233
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	6,300	238,014
#	Consorcio ARA S.A.B. de C.V.	329,200	82,487
*	Corporacion GEO S.A.B. de C.V. Series B	216,100	238,401
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	7,573
	Corporacion Moctezuma S.A.B. de C.V.	129,800	165,510
*	Desarrolladora Homex S.A.B. de C.V.	107,500	342,987
#	Embotelladora Arca S.A.B. de C.V., Mexico	232,406	414,107
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	406,812
* #	Gruma S.A.B. de C.V. Series B	41,200	17,837
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	49,000	53,204
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	25,400	474,980
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	241,757
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	117,320
#	Grupo Carso S.A.B. de C.V. Series A-1	125,400	286,545
	Grupo Continental S.A.B. de C.V.	114,546	175,399
	Grupo Elektra S.A. de C.V.	9,384	216,846
* #	Grupo FAMSA S.A.B. de C.V.	46,700	21,290
	Grupo Financiero Banorte S.A.B. de C.V.	553,633	730,995
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	211,315
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	88,761	320,452
* #	Grupo Iusacell S.A.B. de C.V.	10,992	18,346
	Grupo Mexico S.A.B. de C.V. Series B	1,384,708	764,287
* #	Grupo Simec, S.A. de C.V.	56,100	87,856
	Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,197,544
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	187,600	88,660
*	Industrias CH S.A.B. de C.V. Series B	130,400	365,770
	Industrias Penoles S.A.B. de C.V.	30,200	271,157
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	424,366
	Mexichem Sab de CV	338,400	247,312
* #	Organizacion Soriana S.A.B. de C.V. Series B	259,200	408,448
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	86,500	96,330
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	912,065

16

	Telmex Internacional S.A.B. de C.V. ADR	51,500	489,765
#	TV Azteca S.A.B. de C.V. Series A	422,969	147,199
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	129,800	133,257
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	438,030	914,335

TOTAL — MEXICO			17,271,870

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	913,000	108,819
	Ayala Corp. Series A	45,266	183,648
	Ayala Land, Inc.	1,237,560	162,020
	Bank of the Philippine Islands	264,680	189,759
*	Belle Corp.	3,468,000	41,579
*	Benpres Holdings Corp.	1,500,000	33,617
	DMCI Holdings, Inc.	350,000	20,462
	Filinvest Land, Inc.	5,730,000	49,779
*	First Philippines Holdings Corp.	144,500	58,390
	International Container Terminal Services, Inc.	180,000	40,447
	Jollibee Food Corp.	111,400	91,663
	Macroasia Corp.	444,000	31,277
	Megaworld Properties & Holdings, Inc.	6,359,000	75,895
	Metro Bank & Trust Co.	217,000	103,613
*	Paxys, Inc.	120,000	1,471
	Philippine Long Distance Telephone Co. Sponsored ADR	7,800	345,150
*	Philippine National Bank	136,100	39,738
	Philippine Stock Exchange, Inc.	5,600	15,559
	Pilipino Telephone Corp.	556,000	78,955
	Rizal Commercial Banking Corp.	205,000	39,706
	Security Bank Corp.	48,400	23,873
	SM Development Corp.	657,360	30,395
*	SM Investments Corp.	24,900	99,426
	Union Bank of the Philippines	56,000	23,381
	Universal Robina Corp.	461,000	68,603
	Vista Land & Lifescapes, Inc.	1,700,000	35,049

TOTAL — PHILIPPINES			1,992,274

POLAND — (2.1%)
COMMON STOCKS — (2.1%)
	Agora SA	24,788	94,776
	Asseco Poland SA	30,470	408,908
	Bank Millennium SA	92,558	55,331
	Bank Pekao SA	22,039	684,308
*	Bank Przemyslowo Handlowy BPH SA	3,521	35,083
	Bank Zackodni WBK SA	5,862	147,005
*	Boryszew SA	12,909	8,139
*	BRE Bank SA	955	37,308
*	Budimex SA	3,716	58,760
*	Cersanit SA	4,675	12,131
	Ciech SA	2,396	16,411
	Debica SA	5,044	51,136

17

*	Echo Investment SA	25,515	14,084
	Elektrobudowa SA	467	18,684
	Emperia Holding SA	900	14,139
	Eurocash SA	17,031	41,388
*	Fabryki Mebli Forte SA	10,706	11,572
*	Getin Holdings SA	147,855	156,010
	Grupa Kety SA	4,554	77,841
*	Grupa Lotos SA	29,914	66,489
	KGHM Polska Miedz SA	22,084	188,559
	Kredyt Bank SA	25,032	43,903
*	Lentex SA	2,453	7,093
*	LPP SA	181	56,043
	Mostostal Siedlce SA	153,762	108,217
*	Mostostal Warszawa SA	469	6,417
*	Mostostal Zabrze Holding SA	37,011	31,558
	Multimedia Polska SA	5,714	11,678
*	Netia Holdings SA	94,525	69,902
*	NG2 SA	6,516	70,768
	Orbis SA	17,644	125,414
*	PBG SA	1,937	112,759
	Pekaes SA	6,340	14,529
*	Polnord SA	4,198	29,721
	Polski Koncern Naftowy Orlen SA	134,711	860,258
	Polskie Gornictwo Naftowe I Gazownictwo SA	167,247	181,502
	Powszechna Kasa Oszczednosci Bank Polski SA	62,895	498,182
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	19,367	55,040
*	Raciborska Fabryka Kotlow SA	40,435	39,523
*	Stalexport SA	75,249	41,345
*	Sygnity SA	6,105	35,361
*	Synthos SA	284,348	30,776
	Telekomunikacja Polska SA	123,104	694,753
	TVN SA	42,400	143,392
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	44,379
	Zaklady Azotowe Pulawy SA	1,488	17,115
	Zelmer SA	2,897	19,592

TOTAL — POLAND			5,547,282

SOUTH AFRICA — (10.9%)
COMMON STOCKS — (10.9%)
	ABSA Group, Ltd.	85,721	772,246
	Adcorp Holdings, Ltd.	1,048	2,342
	Advtech, Ltd.	150,000	54,006
	Aeci, Ltd.	45,383	225,182
	Afgri, Ltd.	166,454	79,805
	African Bank Investments, Ltd.	268,800	685,807
	African Oxygen, Ltd.	34,818	80,513
	African Rainbow Minerals, Ltd.	36,012	417,570
	Allied Electronics Corp., Ltd.	25,999	60,457
	Allied Technologies, Ltd.	14,098	69,138
	Anglo American Platinum Corp., Ltd.	7,217	295,493
	AngloGold Ashanti, Ltd. Sponsored ADR	29,000	832,010

18

	ArcelorMittal South Africa, Ltd.	74,475	580,158
	Argent Industrial, Ltd.	36,904	35,055
	AST Group, Ltd.	346,708	18,562
	Astral Foods, Ltd.	13,438	119,096
	Aveng, Ltd.	163,998	418,984
	AVI, Ltd.	96,172	182,369
*	Avusa, Ltd.	47,345	82,139
	Barloworld, Ltd.	113,604	371,049
	Bidvest Group, Ltd.	57,562	559,043
	Capitec Bank Holdings, Ltd.	8,261	24,135
	Cashbuild, Ltd.	13,046	72,613
	Caxton & CTP Publishers & Printers, Ltd.	71,319	79,983
	City Lodge Hotels, Ltd.	8,003	56,617
	Data Tec, Ltd.	74,223	110,113
	Dimension Data Holdings P.L.C.	288,760	148,698
	Discovery Holdings, Ltd.	86,913	215,414
*	Distribution & Warehousing Network, Ltd.	48,452	33,111
	Durban Roodeport Deep, Ltd.	103,933	71,475
	Exxaro Resources, Ltd.	37,660	248,902
	FirstRand, Ltd.	603,172	870,176
	Foschini, Ltd.	48,857	217,068
	Freeworld Coatings, Ltd.	86,675	56,201
	Gold Fields, Ltd. Sponsored ADR	139,900	1,470,349
	Grindrod, Ltd.	147,335	190,992
	Group Five, Ltd.	46,398	145,227
*	Harmony Gold Mining Co., Ltd.	125,451	1,477,187
	Highveld Steel & Vanadilum Corp., Ltd.	4,030	20,163
	Hudaco Industries, Ltd.	11,535	69,722
	Hulamin, Ltd.	28,666	36,153
	Iliad Africa, Ltd.	5,928	4,627
	Illovo Sugar, Ltd.	68,281	158,736
	Impala Platinum Holdings, Ltd.	85,765	981,642
	Imperial Holdings, Ltd.	72,449	361,665
	Investec, Ltd.	73,068	265,672
	JD Group, Ltd.	59,605	211,557
*	JSE, Ltd.	41,044	158,657
	Kumba Iron Ore, Ltd.	13,646	196,561
	Lewis Group, Ltd.	44,113	184,708
	Liberty Holdings, Ltd.	35,047	227,912
	Massmart Holdings, Ltd.	42,056	331,179
*	Merafe Resources, Ltd.	483,462	33,107
	Metair Investments, Ltd.	57,601	31,349
	Metropolitan Holdings, Ltd.	293,917	347,457
	Mondi, Ltd.	28,257	87,961
	Mr. Price Group, Ltd.	61,558	155,524
	Murray & Roberts Holdings, Ltd.	101,170	422,619
	Mvelaphanda Group, Ltd.	73,670	31,242
	Nampak, Ltd.	201,609	257,224
	Naspers, Ltd. Series N	78,696	1,199,417
	Nedbank Group, Ltd.	78,657	693,740
	New Clicks Holdings, Ltd.	141,130	226,454
	Northam Platinum, Ltd.	40,386	68,217

19

	Oceana Group, Ltd.	19,344	43,378
	Omnia Holdings, Ltd.	15,703	76,301
	Palabora Mining Co., Ltd.	9,070	52,787
	Pick’n Pay Stores, Ltd.	52,074	175,607
	Pretoria Portland Cement Co., Ltd.	106,333	305,800
	PSG Group, Ltd.	62,177	87,386
	Raubex Group, Ltd.	20,259	33,461
	Reunert, Ltd.	52,608	242,262
	Sanlam, Ltd.	879,354	1,384,443
	Santam, Ltd.	2,567	19,541
	Sappi, Ltd. Sponsored ADR	136,600	433,022
	Sasol, Ltd. Sponsored ADR	98,800	2,623,140
	Sentula Mining, Ltd.	44,064	20,796
	Shoprite Holdings, Ltd.	99,249	525,804
*	Simmer & Jack Mines, Ltd.	286,827	58,402
	Spur Corp., Ltd.	30,509	22,621
	Standard Bank Group, Ltd.	236,961	1,628,521
	Steinhoff International Holdings, Ltd.	486,363	567,019
*	Super Group, Ltd.	27,851	4,193
	Telkom South Africa, Ltd.	62,209	703,702
	Telkom South Africa, Ltd. Sponsored ADR	2,000	89,260
	The Spar Group, Ltd.	51,585	276,016
	Tiger Brands, Ltd.	37,062	508,215
*	Tiger Wheels, Ltd.	24,763	—
	Tongaat-Hulett, Ltd.	27,376	177,125
	Trencor, Ltd.	49,091	95,612
	Truworths International, Ltd.	95,666	328,269
	Wilson Bayly Holme-Ovcon, Ltd.	12,476	117,778
	Woolworths Holdings, Ltd.	224,727	294,335

TOTAL — SOUTH AFRICA			29,087,346

SOUTH KOREA — (11.7%)
COMMON STOCKS — (11.7%)
*	Amorepacific Corp.	263	117,134
*	Asia Cement Manufacturing Co., Ltd.	520	15,114
*	Asiana Airlines, Inc.	36,370	105,741
*	Bing Grae Co., Ltd.	1,910	54,494
*	Busan Bank	46,300	207,967
	Cheil Industrial, Inc.	11,210	268,461
	Cheil Worldwide, Inc.	830	107,612
*	Chosun Refractories Co., Ltd.	920	50,128
	CJ CGV Co., Ltd.	3,000	30,407
	CJ Cheiljedang Corp.	1,068	117,865
*	Daeduck Electronics Co., Ltd.	22,540	53,113
*	Daegu Bank Co., Ltd.	43,400	217,619
*	Daehan Flour Mills Co., Ltd.	130	9,556
*	Daehan Steel Co., Ltd.	1,080	37,170
	Daehan Synthetic Fiber Co., Ltd.	370	15,869
	Daekyo Co., Ltd.	20,000	61,079
* #	Daelim Industrial Co., Ltd.	8,280	274,608
* #	Daesung Industrial Co., Ltd.	1,020	44,125

20

* #	Daewoo Engineering & Construction Co., Ltd.	32,270	214,601
*	Daewoo Motor Sales Corp.	6,590	28,525
#	Daewoo Securities Co., Ltd.	29,020	352,483
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,740	113,099
	Daishin Securities Co., Ltd.	17,950	209,708
*	Daou Technology, Inc.	12,970	52,840
* #	DC Chemical Co., Ltd.	1,918	284,374
	Dong Bu Insurance Co., Ltd.	6,950	71,642
	Dongbu Securities Co., Ltd.	3,850	14,244
* #	Dongbu Steel Co., Ltd.	7,830	31,219
	Dongkuk Steel Mill Co., Ltd.	10,380	181,582
*	Dongwon Industries Co., Ltd.	810	50,850
*	Dongwon Systems Corp.	26,530	21,900
*	Doosan Construction & Engineering Co., Ltd.	10,740	43,158
*	Doosan Corp.	1,630	122,291
* #	Doosan Heavy Industries & Construction Co., Ltd.	2,535	129,131
* #	Doosan Infracore Co., Ltd.	6,670	63,834
*	E1 Corp.	800	39,677
*	Fursys, Inc.	2,910	41,263
*	GIIR, Inc.	5,760	39,627
*	Glovis Co., Ltd.	1,570	54,597
*	GS Engineering & Construction Corp.	4,656	196,963
*	GS Holdings Corp.	12,277	232,632
#	Gwangju Shinsegae Co., Ltd.	470	33,015
*	Halla Climate Control Corp.	18,630	93,442
	Han Yang Securities Co., Ltd.	7,790	44,796
	Hana Financial Group, Inc.	30,160	493,567
*	Hanil Cement Manufacturing Co., Ltd.	2,035	92,097
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,812	147,344
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	2,494	22,213
* #	Hanjin Shipping Co., Ltd.	16,870	236,204
*	Hanjin Transportation Co., Ltd.	2,460	62,397
	Hankook Tire Manufacturing Co., Ltd.	22,380	212,646
*	Hankuk Electric Glass Co., Ltd.	2,440	39,593
*	Hankuk Glass Industries, Inc.	2,160	29,170
*	Hankuk Paper Manufacturing Co., Ltd.	2,170	38,203
*	Hansol Paper Co., Ltd.	11,660	72,908
*	Hanwha Chemical Corp.	27,382	142,637
*	Hanwha Corp.	9,036	185,703
* #	Hanwha Non-Life Insurance Co., Ltd.	5,540	26,934
	Hanwha Securities Co., Ltd.	11,216	58,611
	HMC Investment Securities Co., Ltd.	3,660	34,549
*	Honam Petrochemical Corp.	4,990	208,846
*	Hotel Shilla Co., Ltd.	11,370	104,143
	Huchems Fine Chemical Corp.	3,380	52,144
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	13,480	47,666
* #	Hynix Semiconductor, Inc.	76,620	484,196
* #	Hyosung T & C Co., Ltd.	5,590	193,716
*	Hyundai Department Store Co., Ltd.	3,180	145,270
* #	Hyundai Development Co.	13,429	351,214
* #	Hyundai Elevator Co., Ltd.	970	39,801
* #	Hyundai Engineering & Construction Co., Ltd.	3,080	125,905

21

*	Hyundai H & S Co., Ltd.	1,480	65,295
	Hyundai Heavy Industries Co., Ltd.	2,562	361,077
	Hyundai Hysco	17,350	79,128
#	Hyundai Marine & Fire Insurance Co., Ltd.	16,360	143,655
*	Hyundai Merchant Marine Co., Ltd.	6,670	149,055
	Hyundai Mipo Dockyard Co., Ltd.	2,072	234,123
*	Hyundai Mobis	5,512	256,658
	Hyundai Securities Co., Ltd.	39,792	305,483
	Hyundai Steel Co.	10,210	272,216
*	Industrial Bank of Korea	22,660	140,096
*	Jahwa Electronics Co., Ltd.	3,390	10,009
#	Jeonbuk Bank, Ltd.	10,508	33,858
	KCC Corp.	1,220	247,858
*	Keangnam Enterprises, Ltd.	8	30
*	KISCO Corp.	1,688	52,612
*	KISWIRE, Ltd.	3,939	83,256
*	Kolon Engineering & Construction Co., Ltd.	9,350	42,544
*	Kolon Industries, Inc.	5,700	110,340
*	Korea Electric Power Corp. Sponsored ADR	43,700	434,378
	Korea Electric Terminal Co., Ltd.	2,730	20,802
*	Korea Exchange Bank	61,190	291,372
*	Korea Express Co., Ltd.	570	37,750
*	Korea Gas Corp.	2,802	103,500
	Korea Investment Holdings Co., Ltd.	11,940	239,035
*	Korea Iron & Steel Co., Ltd.	511	19,335
*	Korea Komho Petrochemical Co., Ltd.	5,710	86,073
*	Korea Line Corp.	2,543	116,971
	Korea Reinsurance Co., Ltd.	15,504	105,224
* #	Korea Zinc Co., Ltd.	2,270	144,615
*	Korean Air Co., Ltd.	9,290	233,469
*	KP Chemical Corp.	16,510	57,330
	KPX Chemical Co., Ltd.	1,095	31,515
*	KT Corp. Sponsored ADR	26,300	371,619
*	KT Freetel, Ltd.	17,730	371,439
*	KTB Securities Co., Ltd.	18,570	41,062
*	Kumho Electronics Co., Ltd.	3,010	48,207
*	Kumho Industrial Co., Ltd.	9,910	97,597
*	Kumho Tire Co., Inc.	14,190	46,141
	Kyeryong Construction Industrial Co., Ltd.	3,560	49,344
	Kyobo Securities Co., Ltd.	7,700	43,930
*	LG Chemical, Ltd.	12,361	708,352
*	LG Corp.	10,630	294,375
	LG Dacom Corp.	8,670	114,654
* #	LG Display Co., Ltd. ADR	40,000	380,800
*	LG Fashion Corp.	4,794	62,494
	LG Household & Healthcare Co., Ltd.	1,300	156,394
	LG International Corp.	11,185	145,210
	LG Phillips LCD Co., Ltd.	4,300	82,222
*	LG Telecom, Ltd.	22,870	152,889
#	LIG Insurance Co., Ltd.	12,890	104,561
*	Lotte Chilsung Beverage Co., Ltd.	219	137,073
*	Lotte Confectionary Co., Ltd.	220	192,877

22

*	Lotte Sam Kang Co., Ltd.	320	30,662
	Lotte Shopping Co., Ltd.	1,418	193,248
*	LS Corp.	3,950	210,395
	Macquarie Korea Infrastructure Fund	40,335	147,739
	Meritz Fire Marine Insurance Co., Ltd.	26,062	66,211
	Meritz Securities Co., Ltd.	80,365	52,109
#	Mirae Asset Securities Co., Ltd.	2,761	145,648
*	Namhae Chemical Corp.	4,470	69,709
*	Namkwang Engineering & Construction Co., Ltd.	4,060	34,459
*	Namyang Dairy Products Co., Ltd.	100	33,493
	NCsoft Corp.	2,380	107,237
	NH Investment & Securities Co., Ltd.	6,250	29,498
*	Nong Shim Co., Ltd.	600	86,826
*	Nong Shim Holdings Co., Ltd.	590	23,076
* #	ORION Corp.	740	74,934
*	Ottogi Corp.	710	67,952
*	Pacific Corp.	1,271	84,935
#	POSCO ADR	23,868	1,516,095
*	Pulmuone Co., Ltd.	584	33,924
*	Pusan City Gas Co., Ltd.	3,630	45,772
* #	S&T Daewoo Co., Ltd.	2,530	16,932
	S1 Corp.	3,680	125,674
*	Saehan Industries, Inc.	9,330	48,203
*	Samchully Co., Ltd.	740	63,760
	Samsung Card Co., Ltd.	7,580	204,564
	Samsung Corp.	19,687	576,484
#	Samsung Electro-Mechanics Co., Ltd.	10,770	263,760
	Samsung Electronics Co., Ltd.	9,494	3,301,063
	Samsung Engineering Co., Ltd.	3,359	130,554
	Samsung Fine Chemicals Co., Ltd.	4,360	133,557
	Samsung Fire and Marine Insurance, Ltd.	2,990	353,511
#	Samsung Heavy Industries Co., Ltd.	10,130	193,072
	Samsung SDI Co., Ltd.	10,136	487,827
#	Samsung Securities Co., Ltd.	7,640	341,692
#	Samsung Techwin Co., Ltd.	5,760	118,156
*	Samyang Corp.	1,489	29,817
*	Samyang Genex Co., Ltd.	990	44,345
*	Samyoung Electronics Co., Ltd.	5,990	32,870
*	Seah Besteel Corp.	2,920	31,747
*	SeAH Holdings Corp.	750	34,036
*	SeAH Steel Corp.	1,190	36,476
*	Sebang Co., Ltd.	6,220	45,076
*	Seoul City Gas Co., Ltd.	380	15,105
	Seoul Securities Co., Ltd.	139,209	103,488
*	Sewon Cellontech Co., Ltd.	12,290	58,820
	Shin Young Securities Co., Ltd.	800	16,604
*	Shinhan Financial Group Co., Ltd. ADR	23,844	950,660
	Shinsegae Co., Ltd.	948	303,391
	Silla Trading Co., Ltd.	4,790	40,908
*	Sindo Ricoh Co., Ltd.	1,470	55,853
	SK Chemicals Co., Ltd.	5,390	129,472
	SK Co., Ltd.	8,406	617,685

23

	SK Energy Co., Ltd.	8,400	478,494
	SK Gas Co., Ltd.	1,750	63,806
*	SK Networks Co., Ltd.	7,590	49,163
	SK Telecom Co., Ltd. ADR	32,400	529,740
*	SKC Co., Ltd.	7,170	67,470
	S-Oil Corp.	4,466	187,984
*	Ssangyong Cement Industry Co., Ltd.	16,190	70,063
*	STX Corp.	2,037	28,887
*	STX Engine Co., Ltd.	2,225	35,651
* #	STX Shipbuilding Co., Ltd.	9,407	95,197
*	Sungwon Corp.	9,220	23,592
	Sunkyong Securities Co., Ltd.	36,780	38,845
*	Tae Kwang Industrial Co., Ltd.	100	65,944
*	Taeyoung Engineering & Construction	15,600	50,263
*	Tai Han Electric Wire Co., Ltd.	7,280	80,949
*	Tong Yang Major Corp.	17,332	31,036
	Tong Yang Securities, Inc.	24,320	129,216
*	Union Steel Manufacturing Co., Ltd.	4,370	44,126
*	Woongjin Coway Co., Ltd.	6,580	120,889
*	Woongjin Thinkbig Co., Ltd.	2,842	34,556
*	Woongjin.Com Co., Ltd.	8,577	70,165
*	Woori Financial Co., Ltd.	5,630	13,200
	Woori Investment & Securities Co., Ltd.	25,210	303,239
*	Youlchon Chemical Co., Ltd.	9,410	44,831
*	Youngone Corp.	13,330	62,353
*	Youngpoong Corp.	210	83,294

TOTAL — SOUTH KOREA			31,069,171

TAIWAN — (11.3%)
COMMON STOCKS — (11.3%)
*	A.G.V. Products Corp.	219,319	41,355
	Ability Enterprise Co., Ltd.	121,255	76,988
	Acbel Polytech, Inc.	137,000	50,118
*	Accton Technology Corp.	136,000	29,010
	Acer, Inc.	165,449	205,466
	Advanced Semiconductor Engineering, Inc. ADR	69,922	111,875
	Advantech Co., Ltd.	31,973	39,472
	Altek Corp.	56,689	45,164
	Amtran Technology Co., Ltd.	297,976	90,454
*	Arima Computer Corp.	202,244	14,832
	Asia Cement Corp.	376,893	265,194
	Asia Chemical Corp.	138,000	51,112
	Asia Polymer Corp.	112,000	55,368
	Asia Vital Components Co., Ltd.	118,000	44,971
	Asustek Computer, Inc.	573,592	519,398
	Aten International Co., Ltd.	34,000	41,104
	AU Optronics Corp. Sponsored ADR	113,439	803,148
	Aurora Corp.	67,693	45,050
	Avermedia Technologies, Inc.	69,000	45,125
	Avision, Inc.	71,693	15,150
	Bank of Kaohsiung Co., Ltd.	165,360	31,992

24

	Basso Industry Corp., Ltd.	63,000	27,346
	Bes Engineering Corp.	588,000	104,395
*	Carnival Industrial Corp.	194,000	21,067
	Catcher Co., Ltd.	73,190	125,533
	Cathay Financial Holdings Co., Ltd.	398,450	386,938
	Cathay Real Estate Development Co., Ltd.	246,000	50,083
	Chang Hwa Commercial Bank	749,000	236,419
	Cheng Loong Corp.	224,000	41,764
	Cheng Shin Rubber Industry Co., Ltd.	107,053	74,798
	Cheng Uei Precision Industry Co., Ltd.	101,022	98,744
	Chi Mei Optoelectronic Corp.	1,151,264	351,234
*	Chia Hsin Cement Corp.	161,730	55,010
	Chicony Electronics Co., Ltd.	89,452	80,754
*	China Airlines	641,743	119,995
	China Development Financial Holding Corp.	2,330,946	401,843
	China Electric Manufacturing Co., Ltd.	144,000	41,941
	China Hi-Ment Corp.	45,618	45,040
*	China Life Insurance Co., Ltd.	297,710	100,249
	China Man-Made Fiber Co., Ltd.	359,000	41,061
	China Metal Products Co., Ltd.	33,693	15,736
	China Motor Co., Ltd.	208,035	50,810
*	China Petrochemical Development Corp.	464,280	82,798
	China Steel Chemical Corp.	56,227	84,801
	China Steel Corp.	682,045	460,323
	China Synthetic Rubber Corp.	111,000	91,438
	Chinatrust Financial Holdings Co., Ltd.	915,126	302,083
	Chin-Poon Industrial Co., Ltd.	113,000	31,776
	Chroma Ate, Inc.	80,408	42,724
	Chun Yuan Steel Industrial Co., Ltd.	206,830	58,449
	Chung Hsin Electric & Machinery Co., Ltd.	127,000	48,649
	Chung Hung Steel Corp.	267,000	89,446
	Chung Hwa Pulp Corp.	159,000	39,200
	Chungwa Picture Tubes Co., Ltd.	2,301,000	211,660
	Clevo Co.	62,580	48,263
*	CMC Magnetics Corp.	905,000	124,594
	Collins Co., Ltd.	46,200	9,639
	Compal Communications, Inc.	94,000	60,877
	Compal Electronics, Inc.	790,849	400,721
	Compeq Manufacturing Co., Ltd.	397,000	48,404
	Continental Engineering Corp.	139,000	33,229
*	Cosmos Bank Taiwan	104,645	5,691
	CTCI Corp.	141,555	87,888
	Cybertan Technology, Inc.	72,841	48,582
	Cyntec Co., Ltd.	57,000	46,817
	Da-Cin Construction Co., Ltd.	128,000	42,011
	Delta Electronics Industrial Co., Ltd.	138,158	216,755
	Depo Auto Parts Industrial Co., Ltd.	27,000	30,429
	Diamond Flower Electric Instrument Co., Ltd.	46,000	51,292
	D-Link Corp.	172,219	95,465
	E.Sun Financial Holding Co., Ltd.	1,027,840	236,336
	Eastern Media International	290,750	28,780
	Elan Microelectronics Corp.	37,000	26,908

25

	Elite Semiconductor Memory Technology, Inc.	87,000	51,591
	Elitegroup Computer Systems Co., Ltd.	137,782	22,909
*	EnTie Commercial Bank	8,500	2,492
	Epistar Corp.	100,433	91,392
	Eternal Chemical Co., Ltd.	164,992	71,317
*	Eva Airways Corp.	446,000	83,832
	Everest Textile Co., Ltd.	110,000	12,598
	Evergreen International Storage & Transport Corp.	341,000	156,778
	Evergreen Marine Corp., Ltd.	298,000	119,741
	Everlight Chemical Industrial Corp.	164,000	43,061
	Everlight Electronics Co., Ltd.	35,717	47,414
	Far East Textile, Ltd.	502,962	313,964
	Far Eastern Department Stores, Ltd.	200,172	90,660
*	Far Eastern International Bank	628,628	92,776
	Federal Corp.	127,475	37,282
	Feng Hsin Iron & Steel Co., Ltd.	87,550	94,062
	Feng Tay Enterprise Co., Ltd.	98,304	44,424
	First Financial Holding Co., Ltd.	899,081	386,479
	First Hotel	99,572	52,442
	Formosa Chemicals & Fiber Co., Ltd.	387,000	414,780
	Formosa International Hotels Corp.	8,570	73,392
	Formosa Plastics Corp.	348,000	494,662
	Formosa Taffeta Co., Ltd.	280,000	131,629
	Formosan Rubber Group, Inc.	156,000	49,847
	Fortune Electric Co., Ltd.	63,000	53,817
	Foxconn Technology Co., Ltd.	40,480	82,604
	Fubon Financial Holding Co., Ltd.	664,000	398,258
	G Shank Enterprise Co., Ltd.	116,000	43,795
	Giant Manufacture Co., Ltd.	54,600	115,778
	Giga-Byte Technology Co., Ltd.	196,000	69,043
	Globe Union Industrial Corp.	89,552	30,428
	Gold Circuit Electronics, Ltd.	127,440	23,663
	Goldsun Development & Construction Co., Ltd.	282,400	73,561
*	Grand Pacific Petrochemical Corp.	267,000	34,227
	Great Taipei Gas Co., Ltd.	177,000	59,748
	Great Wall Enterprise Co., Ltd.	82,610	58,622
	Greatek Co., Ltd.	159,977	83,611
	Hey Song Corp.	181,000	50,391
	Highwealth Construction Corp.	164,890	68,618
*	Ho Tung Holding Corp.	200,000	42,520
	Hocheng Corp.	114,300	20,940
	Hon Hai Precision Industry Co., Ltd.	557,680	982,046
	Hong Tai Electric Industrial Co., Ltd.	68,000	15,380
	Hotai Motor Co., Ltd.	94,000	136,523
	Hsin Kuang Steel Co., Ltd.	62,168	25,446
	HTC Corp.	36,420	345,583
	Hua Eng Wire & Cable Co., Ltd.	238,000	32,242
	Hua Nan Financial Holding Co., Ltd.	808,860	381,954
	Hung Poo Construction Corp.	74,467	43,110
	Hung Sheng Construction Co., Ltd.	220,000	42,231
	Ichia Technologies, Inc.	73,897	15,078
*	Inernational Semiconductor Technology, Ltd.	81,809	8,546

26

	Infortrend Technology, Inc.	59,422	40,685
	Innolux Display Corp.	488,000	370,767
	Inventec Corp.	567,207	150,786
	ITE Technology, Inc.	42,000	51,638
*	Kao Hsing Chang Iron & Steel Corp.	140,000	18,189
	Kee Tai Properties Co., Ltd.	61,315	11,141
*	Kenda Rubber Industrial Co., Ltd.	159,137	58,704
	King Yuan Electronics Co., Ltd.	519,231	95,065
	Kingdom Construction Co., Ltd.	96,000	19,024
*	King’s Town Bank	278,000	43,501
*	King’s Town Construction Co., Ltd.	61,913	24,066
	Kinpo Electronics, Inc.	490,028	81,318
	Kinsus Interconnect Technology Corp.	93,009	82,317
	Knowledge-Yield-Excellence Systems Corp.	89,797	38,328
	Kuoyang Construction Co., Ltd.	68,000	15,630
*	Kwong Fong Industries Corp.	174,000	20,412
	Lan Fa Textile Co., Ltd.	172,886	25,129
	Largan Precision Co., Ltd.	5,202	30,303
	Lee Chang Yung Chemical Industry Corp.	176,595	114,341
*	Leofoo Development Co., Ltd.	101,000	34,875
	Lien Hwa Industrial Corp.	184,542	62,343
	Lite-On Technology Corp.	388,435	233,711
	Long Bon Development Co., Ltd.	141,915	25,389
*	Long Chen Paper Co., Ltd.	212,120	37,972
	Lucky Cement Corp.	124,000	19,562
	Macronix International Co., Ltd.	836,585	217,694
	Makalot Industrial Co., Ltd.	47,000	32,162
	Mayer Steel Pipe Corp.	47,658	16,659
	Media Tek, Inc.	56,136	404,144
	Mega Financial Holding Co., Ltd.	1,973,000	578,469
	Mercuries & Associates, Ltd.	64,050	16,908
	Microelectronics Technology, Inc.	177,000	59,243
	Micro-Star International Co., Ltd.	264,045	127,662
	Mirle Automation Corp.	57,000	26,227
	Mitac International Corp.	374,966	121,170
	Mitac Technology Corp.	123,000	47,910
	Nan Ya Plastic Corp.	415,000	406,678
*	Nan Ya Printed Circuit Board Corp.	38,000	71,130
	Nankang Rubber Tire Co., Ltd.	116,515	46,426
	Nantex Industry Co., Ltd.	98,175	46,921
*	Nanya Technology Co., Ltd.	766,241	129,217
	National Petroleum Co., Ltd.	111,000	65,838
	Nien Hsing Textile Co., Ltd.	135,000	30,871
*	Optimax Technology Corp.	106,000	2,389
	Opto Tech Corp.	167,000	56,137
	Oriental Union Chemical Corp.	136,292	52,976
	Pan Jit International, Inc.	148,000	46,549
	Pan-International Industrial Corp.	134,150	106,505
	Phihong Technology Co., Ltd.	153,348	31,652
	Phoenix Precision Technology Corp.	236,000	47,641
	Pihsiang Machinery Mfg. Co., Ltd.	34,000	43,498
	Pou Chen Corp.	535,149	229,671

27

	Prince Housing & Development Corp.	171,623	22,710
	Qisda Corp.	519,568	93,116
	Quanta Computer, Inc.	167,045	158,397
	Realtek Semiconductor Corp.	102,664	111,678
	Richtek Technology Corp.	15,000	55,057
*	Ritek Corp.	839,000	116,070
	Ruentex Development Co., Ltd.	56,000	27,976
	Ruentex Industries, Ltd.	165,000	85,808
	San Fang Chemical Industry Co., Ltd.	33,600	17,013
	Sanyang Industrial Co., Ltd.	241,551	44,964
	Sanyo Electric Co., Ltd.	110,000	54,052
	Sheng Yu Steel Co., Ltd.	94,000	53,597
	Shihlin Electric & Engineering Corp.	79,000	64,842
*	Shihlin Paper Corp.	52,000	28,904
	Shin Kong Financial Holding Co., Ltd.	1,010,000	234,116
	Shinkong Co., Ltd.	109,557	29,497
	Shinkong Synthetic Fibers Co., Ltd.	391,229	45,622
	Sigurd Microelectronics Corp.	81,559	15,688
*	Silicon Integrated Systems Corp.	415,000	62,212
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,661	242,270
	Silitech Technology Corp.	20,587	24,926
	Sincere Navigation Corp.	96,350	66,152
	Sinkong Spinning Co., Ltd.	100,800	38,678
	SinoPac Holdings Co., Ltd.	1,578,000	262,158
*	Sintek Photronics Corp.	373,000	42,504
	Sinyi Realty, Inc.	33,288	23,744
	Sitronix Technology Corp.	31,177	27,372
	Southeast Cement Co., Ltd.	151,000	40,016
	Spirox Corp.	36,674	10,863
	Springsoft, Inc.	64,498	28,628
	Standard Foods Taiwan, Ltd.	98,000	61,722
	Sunplus Technology Co., Ltd.	158,000	59,495
	Sunrex Technology Corp.	98,028	43,990
	Synnex Technology International Corp.	132,220	147,811
*	T JOIN Transportation Co., Ltd.	155,000	53,101
	Ta Chen Stainless Pipe Co., Ltd.	115,412	42,746
*	Ta Chong Bank, Ltd.	551,000	65,388
	Ta Ya Electric Wire & Cable Co., Ltd.	231,856	34,529
	Tah Hsin Industrial Corp.	71,000	29,344
	Ta-I Technology Co., Ltd.	80,000	30,959
	Taichung Commercial Bank	428,953	73,953
	Tainan Spinning Co., Ltd.	335,000	59,775
	Taishin Financial Holdings Co., Ltd.	1,232,000	191,620
*	Taiwan Business Bank	801,300	153,181
	Taiwan Cement Corp.	675,306	450,562
	Taiwan Cooperative Bank	925,907	402,720
	Taiwan Fertilizer Co., Ltd.	38,000	61,177
	Taiwan Fire & Marine Insurance Co., Ltd.	137,000	51,542
	Taiwan Glass Industrial Corp.	242,963	118,769
	Taiwan Hon Chuan Enterprise Co., Ltd.	57,000	54,814
*	Taiwan Kolin Co., Ltd.	292,000	6,086
	Taiwan Life Insurance Co., Ltd.	73,920	33,922

28

	Taiwan Mask Corp.	142,000	33,195
	Taiwan Navigation Co., Ltd.	66,000	74,622
	Taiwan Secom Co., Ltd.	46,000	57,449
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	283,070	2,134,348
	Taiwan Sogo Shinkong Security Co., Ltd.	51,117	21,789
	Taiwan Styrene Monomer Corp.	203,528	45,596
*	Taiwan Tea Corp.	193,000	60,303
	Taiyen Biotech Co., Ltd.	67,000	23,610
*	Tatung Co., Ltd.	1,182,000	195,218
	Teco Electric & Machinery Co., Ltd.	602,000	165,928
	Test-Rite International Co., Ltd.	86,480	39,255
	The Ambassador Hotel	78,000	66,517
	The First Insurance Co., Ltd.	106,606	20,054
	Ton Yi Industrial Corp.	286,000	80,986
	Tong Yang Industry Co., Ltd.	109,180	39,029
	Transcend Information, Inc.	18,000	32,501
	Tsann Kuen Enterprise Co., Ltd.	83,200	29,806
	TSRC Corp.	125,000	89,635
	TTET Union Corp.	67,000	48,603
	Tung Ho Steel Enterprise Corp.	193,000	127,326
	TYC Brother Industrial Co., Ltd.	78,625	25,406
	Tyntek Corp.	120,973	33,655
	U-Ming Marine Transport Corp.	83,000	97,366
*	Union Bank of Taiwan	439,000	70,129
	Uni-President Enterprises Corp.	411,810	321,470
	Unitech Printed Circuit Board Corp.	236,000	45,683
	United Integration Service Co., Ltd.	114,000	36,489
	United Microelectronics Corp.	2,061,081	439,978
*	Universal Cement Corp.	165,000	57,515
	Universal Scientific Industrial Co., Ltd.	436,371	94,341
	UPC Technology Corp.	210,557	56,650
	USI Corp.	289,000	97,634
*	Via Technologies, Inc.	188,000	61,357
	Walsin Lihwa Corp.	829,000	140,984
	Walsin Technology Corp., Ltd.	210,548	39,087
	Wan Hai Lines Co., Ltd.	187,950	76,075
	Waterland Financial Holdings	633,753	94,218
*	Winbond Electronics Corp.	938,000	85,111
	Wintek Corp.	519,000	90,352
	Wistron Corp.	257,149	179,402
	Wistron NeWeb Corp.	41,383	25,583
	Yageo Corp.	677,000	76,687
	Yeung Cyang Industrial Co., Ltd.	142,000	51,742
	Yieh Phui Enterprise Co., Ltd.	438,212	117,329
	Yosun Industrial Corp.	138,000	52,882
	Yuanta Financial Holding Co., Ltd.	157,000	59,034
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	416,200	81,850
	Yulon Motor Co., Ltd.	232,783	84,648
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	25,288
	Yung Tay Engineering Co., Ltd.	146,000	54,366
	Zig Sheng Industrial Co., Ltd.	195,865	21,399
	Zinwell Corp.	87,010	89,311

29

	Zyxel Communication Corp.	156,118	69,213

TOTAL — TAIWAN			30,057,804

THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	116,100	11,754
	Advance Info Service PCL (Foreign)	124,900	267,911
	Amata Corp. PCL (Foreign)	178,300	19,480
	Asia Plus Securities PCL (Foreign)	775,000	24,603
	Asian Insulators PCL (Foreign)	110,000	9,878
	Asian Property Development PCL (Foreign) NVDR	503,100	31,080
	Bangkok Aviation Fuel Services PCL (Foreign)	142,700	21,630
	Bangkok Bank PCL (Foreign)	212,100	451,922
	Bangkok Expressway PCL (Foreign)	186,900	86,595
*	Bangkok Land PCL (Foreign) NVDR	4,574,000	30,088
	Bank of Ayudhya PCL (Foreign) NVDR	421,900	106,787
	Banpu PCL (Foreign)	17,300	110,831
	BEC World PCL (Foreign)	135,100	73,027
	Big C Supercenter PCL (Foreign) NVDR	69,300	74,324
	C.P. Seven Eleven PCL (Foreign)	359,300	115,091
	Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	20,879
	Central Plaza Hotel PCL (Foreign)	110,000	10,382
	Charoen Pokphand Foods PCL (Foreign)	1,387,300	130,933
	Delta Electronics (Thailand) PCL (Foreign)	141,700	38,703
	Dynasty Ceramic PCL (Foreign)	67,400	23,132
	Erawan Group PCL (Foreign)	670,600	23,015
*	G J Steel PCL (Foreign)	7,783,600	28,939
*	Glow Energy PCL (Foreign)	118,000	77,620
	Golden Land Property PCL (Foreign) NVDR	104,600	6,043
#	Hana Microelectronics PCL (Foreign)	200,201	62,983
	Hermraj Land & Development PCL (Foreign)	3,184,300	51,910
	Home Product Center PCL (Foreign)	167,090	16,248
	Indorama Polymers PCL (Foreign)	179,900	25,674
	Italian-Thai Development PCL (Foreign)	462,000	34,090
	Jasmine International PCL (Foreign)	1,111,200	11,759
	Kasikornbank PCL (Foreign)	288,400	375,295
	Khon Kaen Sugar Industry PCL (Foreign)	294,900	51,027
	Kiatnakin Finance PCL (Foreign)	75,000	24,024
	Kim Eng Securities Thailand PCL (Foreign)	127,600	27,735
	Krung Thai Bank PCL (Foreign)	1,605,300	182,728
	Krungthai Card PCL (Foreign)	68,000	13,516
	L.P.N. Development PCL (Foreign) NVDR	573,100	37,699
	Land & Houses PCL (Foreign) NVDR	769,100	70,828
*	Loxley PCL (Foreign)	500,000	27,599
	Major Cineplex Group PCL (Foreign)	167,000	35,583
	MBK Development PCL (Foreign)	60,400	88,531
	Padaeng Industry PCL (Foreign) NVDR	40,900	11,697
	Precious Shipping PCL	150,200	45,535
	Precious Shipping PCL (Foreign) NVDR	40,400	12,248
	Property Perfect PCL (Foreign)	188,600	12,514
	PTT Aromatics & Refining PCL (Foreign)	221,347	62,039

30

	PTT Chemical PCL (Foreign)	143,000	127,806
	PTT Exploration & Production PCL (Foreign)	129,400	366,384
	PTT PCL (Foreign)	92,700	424,196
	Quality Houses PCL (Foreign)	2,416,600	62,894
	Ratchaburi Electricity Generating Holding PCL (Foreign)	196,900	223,846
	Regional Container Lines PCL (Foreign)	148,500	27,606
	Robinson Department Store PCL (Foreign)	233,400	39,384
	Rojana Industrial Park PCL (Foreign)	211,000	23,294
	Saha-Union PCL (Foreign)	105,000	43,844
	Sahaviriya Steel Industries PCL (Foreign)	2,001,500	19,463
	Samart Corporation PCL (Foreign)	275,000	41,685
	Sansiri PCL (Foreign)	299,400	15,242
	Seamico Securities PCL (Foreign)	342,500	13,126
	Serm Suk PCL (Foreign) NVDR	81,500	17,365
*	Siam City Bank PCL (Foreign)	264,200	52,515
	Siam City Cement PCL (Foreign)	28,000	103,303
	Siam Commercial Bank PCL (Foreign)	232,400	345,626
	Siam Future Development PCL (Foreign)	67,000	5,787
	Siam Makro PCL (Foreign)	28,800	57,658
*	Sino-Thai Engineering & Construction PCL (Foreign)	369,400	35,709
	Supalai PCL (Foreign)	474,000	25,893
	Tata Steel (Thailand) PCL (Foreign)	1,392,000	37,821
	Thai Oil PCL (Foreign)	131,200	91,932
	Thai Plastic & Chemicals PCL (Foreign)	120,200	44,690
	Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	28,829
	Thai Union Frozen Products PCL (Foreign)	174,500	97,319
	Thai Vegetable Oil PCL (Foreign)	111,575	31,432
	Thanachart Capital PCL (Foreign)	247,100	52,650
	The Siam Cement PCL (Foreign) NVDR	42,300	120,978
	Thoresen Thai Agencies PCL (Foreign)	96,100	48,098
	Ticon Industrial Connection PCL (Foreign)	154,200	27,784
	Tipco Asphalt PCL (Foreign)	57,500	13,074
*	TIPCO Foods (Thailand) PCL (Foreign)	99,600	13,673
*	Tisco Financial Group PCL (Foreign) NVDR	158,200	43,888
*	TMB Bank PCL (Foreign)	4,173,700	66,846
	Vanachai Group PCL (Foreign)	368,000	17,997
	Vinythai PCL (Foreign)	176,100	18,937
TOTAL COMMON STOCKS			5,904,483

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	1,772,868	2,028
*	Ticon Industrial Connection PCL (Foreign) Warrants 01/31/14	51,400	—
TOTAL RIGHTS/WARRANTS			2,028

TOTAL — THAILAND			5,906,511

TURKEY — (2.1%)
COMMON STOCKS — (2.1%)
	Akbank T.A.S.	142,333	409,289
	Akcansa Cimento Sanayi ve Ticaret A.S.	33,384	43,759
*	Akenerji Elektrik Uretim A.S.	14,726	50,795

31

*	Aksa Akrilik Kimya Sanayii A.S.	4,555	4,158
	Aksigorta A.S.	73,247	118,816
	Alarko Holding A.S.	38,696	38,624
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	12,557
	Anadolu Anonim Turk Sigorta Sirketi A.S.	74,334	41,642
*	Anadolu Cam Sanayii A.S.	43,439	27,182
	Anadolu Hayat Sigorta A.S.	35,714	28,557
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,960	4,982
	Arcelik A.S	59,437	63,140
*	Asya Katilim Bankasi A.S.	162,263	104,260
*	Ayen Enerji A.S.	20,413	19,742
*	Aygaz A.S.	62,257	72,428
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,291	45,554
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	1	—
	Bati Anabolu Cimento A.S.	11,013	32,028
	BIM BirlesikMagazalar A.S.	9,942	212,623
	Bolu Cimento Sanayii A.S.	25,029	16,151
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	9,786
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	6
	BSH ev Aletleri Sanayi ve Ticaret A.S.	2,969	33,648
	Bursa Cimento Fabrikasi A.S.	17,773	48,971
	Cimsa Cimento Sanayi ve Ticaret A.S.	27,426	47,958
	Coca-Cola Icecek A.S.	20,199	93,040
*	Dogan Gazetecilik A.S.	18,576	16,651
*	Dogan Sirketler Grubu Holding A.S.	425,250	159,414
*	Dogan Yayin Holding A.S.	1	—
	Enka Insaat ve Sanayi A.S.	27,214	88,269
	Eregli Demir ve Celik Fabrikalari Turk A.S.	206,376	443,796
	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,894	48,999
	Ford Otomotiv Sanayi A.S.	28,192	72,007
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	22,703	10,278
*	Goldas Kuyumculuk Sanayi A.S.	42,137	18,767
*	GSD Holding A.S.	202,053	38,907
	Gunes Sigorta A.S.	60,938	43,709
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
	Izmir Demir Celik Sanayii A.S.	19,790	18,132
	Karton Sanayi ve Ticaret A.S.	715	23,587
*	Koc Holding A.S. Series B	123,068	171,560
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	64,523	48,705
	Mardin Cimento Sanayii ve Ticaret A.S.	20,145	36,957
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	1	2
	Otobus Karoseri Sanayi A.S.	4,986	24,696
*	Sekerbank T.A.S.	125,415	75,237
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	71,270	61,963
*	Tat Konserve Sanayii A.S.	66,765	40,680
*	TAV Havalimanlari Holding A.S.	22,209	37,857
*	Tekstil Bankasi A.S.	71,792	19,357
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	12,387	54,417
	Tofas Turk Otomobil Fabrikasi A.S.	28,593	20,667
*	Trakya Cam Sanayii A.S.	82,744	43,382

32

	Tupras-Turkiye Petrol Rafinerileri A.S.	31,224	295,836
	Turcas Petrol A.S.	30,713	45,433
*	Turk Demir Dokum Fabrikalari A.S.	1	—
*	Turk Ekonomi Bankasi A.S.	130,781	57,525
*	Turk Sise ve Cam Fabrikalari A.S.	147,843	86,452
	Turkcell Iletisim Hizmetleri A.S. ADR	30,400	400,368
*	Turkiye Garanti Bankasi A.S.	321,075	434,084
*	Turkiye Halk Bankasi A.S.	34,564	88,928
	Turkiye Is Bankasi A.S.	251,515	557,960
*	Turkiye Sinai Kalkinma Bankasi A.S.	98,169	44,422
	Turkiye Vakiflar Bankasi T.A.O.	302,500	219,063
	Ulker Biskuvi Sanayi A.S.	33,575	34,660
	Yapi Kredi Sigorta A.S.	10,771	39,697
*	Yapi ve Kredi Bankasi A.S.	96,157	103,751
*	Zorlu Enerji Elektrik Uretim A.S.	19,000	24,437
TOTAL COMMON STOCKS			5,630,308

RIGHTS/WARRANTS — (0.0%)
*	TAV Havalimanlari Holding A.S. Rights 02/13/09	22,209	11,758

TOTAL — TURKEY			5,642,066

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $210,000 FNMA 5.058%(r), 01/01/36, valued at $176,624) to be repurchased at $173,003	$173	173,000

		Shares

SECURITIES LENDING COLLATERAL — (8.7%)
§ @	DFA Short Term Investment Fund LP	22,607,509	22,607,509

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $532,868) to be repurchased at $522,433	$522	522,420

TOTAL SECURITIES LENDING COLLATERAL			23,129,929

TOTAL INVESTMENTS - (100.0%)
(Cost $370,035,912)##			$266,578,992

33

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.0%)
Consumer Discretionary — (12.2%)
*	1-800-FLOWERS.COM, Inc.	600	$1,506
*	A.C. Moore Arts & Crafts, Inc.	400	676
#	Aaron Rents, Inc.	1,000	21,860
#	Abercrombie & Fitch Co.	400	7,140
	Advance Auto Parts, Inc.	800	26,184
*	Aeropostale, Inc.	1,050	22,165
	Aldila, Inc.	200	770
* #	Amazon.com, Inc.	1,500	88,230
	American Axle & Manufacturing Holdings, Inc.	1,800	1,962
	American Eagle Outfitters, Inc.	9,400	84,694
*	America’s Car-Mart, Inc.	400	3,636
*	AnnTaylor Stores Corp.	1,200	5,904
*	Apollo Group, Inc. Class A	600	48,876
	Arbitron, Inc.	300	4,506
	ArvinMeritor, Inc.	2,100	3,675
	Asbury Automotive Group, Inc.	800	2,864
*	ATC Technology Corp.	700	9,135
*	Audiovox Corp. Class A	1,100	4,961
*	AutoNation, Inc.	3,700	34,336
*	Autozone, Inc.	200	26,578
*	Ballantyne of Omaha, Inc.	500	725
	Barnes & Noble, Inc.	1,700	27,914
*	Barry (R.G.) Corp.	300	1,923
	Beasley Broadcast Group, Inc.	300	450
	bebe Stores, Inc.	1,700	9,605
*	Bed Bath and Beyond, Inc.	800	18,584
	Belo Corp.	600	1,200
	Belo Corp. Class A	3,000	4,290
	Best Buy Co., Inc.	1,140	31,943
*	Big Lots, Inc.	1,900	25,555
#	Black & Decker Corp.	900	26,019
	Blockbuster, Inc. Class A	1,220	1,562
* #	Blue Nile, Inc.	200	4,044
*	Bluegreen Corp.	500	875
	Blyth, Inc.	1,100	3,751
	Bob Evans Farms, Inc.	1,000	17,560
	Books-A-Million, Inc.	600	1,404
#	BorgWarner, Inc.	1,400	23,632
	Brinker International, Inc.	1,600	17,552
*	Brink’s Home Security Holdings, Inc.	1,100	25,157
	Brookfield Homes Corp.	1,400	3,486
	Brown Shoe Company, Inc.	1,000	4,690
#	Buckle, Inc.	900	19,035

1

*	Buffalo Wild Wings, Inc.	400	8,984
	Building Materials Holding Corp.	200	92
*	Cabela’s, Inc.	1,300	7,293
*	Cache, Inc.	600	1,122
*	California Coastal Communities, Inc.	300	378
	Callaway Golf Co.	1,780	13,546
*	Career Education Corp.	2,100	45,780
* #	CarMax, Inc.	3,100	25,637
	Carnival Corp.	11,400	207,366
*	Carriage Services, Inc.	700	1,547
*	Carter’s, Inc.	1,200	20,388
*	Casual Male Retail Group, Inc.	800	304
	Cato Corp. Class A	900	11,907
*	Cavalier Homes, Inc.	700	952
*	Cavco Industries, Inc.	200	4,896
	CBS Corp. Class A	200	1,156
	CBS Corp. Class B	6,200	35,464
*	CEC Entertainment, Inc.	600	14,004
	Centex Corp.	1,600	13,616
*	Champion Enterprises, Inc.	1,800	828
*	Charter Communications, Inc.	5,800	522
*	Cheesecake Factory, Inc.	2,000	17,360
*	Chico’s FAS, Inc.	1,100	4,356
*	Chipotle Mexican Grill, Inc. Class B	160	7,283
	Choice Hotels International, Inc.	700	18,424
	Christopher & Banks Corp.	700	2,716
*	Citi Trends, Inc.	200	1,906
*	Coach, Inc.	500	7,300
*	Coinstar, Inc.	800	18,384
*	Coldwater Creek, Inc.	1,000	2,820
	Collectors Universe, Inc.	330	1,267
#	Columbia Sportswear Co.	600	17,232
	Comcast Corp. Class A	10,200	149,430
	Comcast Corp. Special Class A	6,900	95,772
* #	Conn’s, Inc.	700	8,512
	Cooper Tire & Rubber Co.	2,100	9,807
* #	Corinthian Colleges, Inc.	2,400	44,832
*	Cox Radio, Inc.	1,200	6,060
	Cracker Barrel Old Country Store, Inc.	400	7,028
	Craftmade International, Inc.	72	149
*	Crown Media Holdings, Inc.	1,400	2,310
	CSS Industries, Inc.	300	4,551
*	Culp, Inc.	500	940
*	Cybex International, Inc.	500	905
	D.R. Horton, Inc.	2,300	13,708
#	Darden Restaurants, Inc.	700	18,354
*	Deckers Outdoor Corp.	200	10,448
*	Design Within Reach, Inc.	500	230
	DeVry, Inc.	700	37,506
*	DG FastChannel, Inc.	600	8,694
* #	Dick’s Sporting Goods, Inc.	900	9,909
#	DineEquity, Inc.	900	7,956
*	DISH Network Corp.	300	3,852
	Disney (Walt) Co.	29,100	601,788
*	Dixie Group, Inc.	400	620

2

* #	Dollar Tree, Inc.	2,200	93,962
*	Domino’s Pizza, Inc.	600	4,014
*	Drew Industries, Inc.	600	5,172
	E.W. Scripps Co.	366	589
	Eastman Kodak Co.	3,800	17,214
*	Emerson Radio Corp.	700	364
	Emmis Communications Corp. Class A	1,000	290
	Entercom Communications Corp.	700	819
*	Entravision Communications Corp.	2,100	1,764
	Ethan Allen Interiors, Inc.	1,000	11,390
#	Family Dollar Stores, Inc.	2,100	58,317
*	Famous Dave’s of America, Inc.	400	1,224
	Finish Line, Inc. Class A	2,300	10,925
*	Fleetwood Enterprises, Inc.	1,400	113
	Foot Locker, Inc.	8,500	62,560
* #	Ford Motor Co.	48,399	90,506
*	Fossil, Inc.	1,600	18,464
*	Franklin Covey Co.	700	2,877
* #	Fuel Systems Solutions, Inc.	500	13,070
	Furniture Brands International, Inc.	1,100	2,255
* #	GameStop Corp. Class A	4,100	101,598
*	GameTech International, Inc.	300	375
#	Gannett Co., Inc.	3,200	18,464
	Gap, Inc.	3,400	38,352
*	Gaylord Entertainment Co.	1,200	12,720
#	General Motors Corp.	5,100	15,351
	Gentex Corp.	1,600	13,424
	Genuine Parts Co.	2,300	73,646
*	G-III Apparel Group, Ltd.	600	3,300
*	Goodyear Tire & Rubber Co.	3,700	22,829
*	Great Wolf Resorts, Inc.	400	772
#	Group 1 Automotive, Inc.	500	4,985
* #	GSI Commerce, Inc.	800	6,856
	Guess?, Inc.	300	4,827
*	Gymboree Corp.	700	17,150
	H&R Block, Inc.	1,300	26,949
* #	Hanesbrands, Inc.	700	6,293
#	Harley-Davidson, Inc.	1,700	20,706
	Harman International Industries, Inc.	200	3,218
	Harte-Hanks, Inc.	1,200	7,560
#	Hasbro, Inc.	600	14,478
*	Hawk Corp.	440	7,432
*	Hayes Lemmerz International, Inc.	2,800	252
	Hearst-Argyle Television, Inc.	600	2,364
*	Helen of Troy, Ltd.	709	7,423
*	Hollywood Media Corp.	1,200	1,176
#	Home Depot, Inc.	10,200	219,606
	Hooker Furniture Corp.	200	1,616
*	Hovnanian Enterprises, Inc. Class A	2,600	4,394
*	Iconix Brand Group, Inc.	1,600	13,232
#	Idearc, Inc.	500	32
	Interactive Data Corp.	2,100	47,901
	Interface, Inc. Class A	1,300	5,304
	International Speedway Corp. Class A	900	20,952
*	Interpublic Group of Companies, Inc.	7,100	23,643

3

* #	iRobot Corp.	700	5,320
*	ITT Educational Services, Inc.	200	24,502
*	J. Alexander’s Corp.	150	375
#	J.C. Penney Co., Inc.	1,600	26,800
* #	Jack in the Box, Inc.	1,600	36,144
	Jackson Hewitt Tax Service, Inc.	900	11,916
*	JAKKS Pacific, Inc.	1,500	27,510
*	Jarden Corp.	1,700	17,731
*	Jo-Ann Stores, Inc.	700	8,939
	Johnson Controls, Inc.	9,100	113,841
	Johnson Outdoors, Inc.	300	2,277
*	Jos. A. Bank Clothiers, Inc.	400	10,984
	Kenneth Cole Productions, Inc. Class A	300	1,917
	Kimball International, Inc. Class B	600	4,134
*	Knology, Inc.	400	1,880
*	Kohl’s Corp.	1,100	40,381
*	Kona Grill, Inc.	200	340
	KSW, Inc.	300	798
	K-Swiss, Inc. Class A	500	5,360
*	Lakeland Industries, Inc.	200	1,542
*	Lamar Advertising Co.	300	2,703
*	Lazare Kaplan International, Inc.	300	1,110
*	Lear Corp.	2,200	2,002
	Lee Enterprises, Inc.	1,000	310
	Leggett & Platt, Inc.	3,100	38,719
	Lennar Corp. Class A	2,500	19,225
	Lennar Corp. Class B	240	1,392
	Libbey, Inc.	600	744
* #	Liberty Global, Inc. Class A	2,000	29,140
* #	Liberty Global, Inc. Series C	1,100	15,752
*	Liberty Media Corp. - Entertainment Class A	18,600	341,310
*	Liberty Media Holding Corp. Capital Class A	1,100	6,039
*	Liberty Media Holding Corp. Interactive Class A	18,000	56,520
* #	Life Time Fitness, Inc.	400	5,924
	Lifetime Brands, Inc.	500	875
	Limited Brands, Inc.	7,500	59,400
*	LIN TV Corp.	800	560
*	Lincoln Educational Services	800	11,696
*	Live Nation, Inc.	2,100	10,983
*	LKQ Corp.	2,000	23,100
* #	Lodgenet Entertainment Corp.	400	380
*	Lodgian, Inc.	900	1,665
	Lowe’s Companies, Inc.	13,000	237,510
*	Luby’s, Inc.	1,000	4,540
#	Macy’s, Inc.	13,400	119,930
*	Maidenform Brands, Inc.	300	2,685
	Marine Products Corp.	1,100	4,114
#	Marriott International, Inc. Class A	600	9,786
*	Martha Stewart Living Omnimedia, Inc.	200	468
* #	Marvel Entertainment, Inc.	600	16,506
	Mattel, Inc.	4,100	58,179
	Matthews International Corp. Class A	900	35,046
	McDonald’s Corp.	4,000	232,080
	McGraw-Hill Companies, Inc.	300	6,597
	MDC Holdings, Inc.	1,500	45,960

4

	Media General, Inc. Class A	500	975
*	Mediacom Communications Corp.	900	4,860
	Meredith Corp.	900	14,373
*	Meritage Homes Corp.	1,600	17,632
*	Midas, Inc.	200	1,750
	Modine Manufacturing Co.	1,000	2,740
*	Mohawk Industries, Inc.	1,980	63,578
	Monro Muffler Brake, Inc.	650	15,775
* #	Morningstar, Inc.	240	8,321
	Movado Group, Inc.	600	4,608
*	Nathan’s Famous, Inc.	200	2,748
* #	Netflix, Inc.	400	14,456
*	New Motion, Inc.	338	372
	Newell Rubbermaid, Inc.	6,900	55,752
	News Corp. Class A	9,300	59,427
#	News Corp. Class B	2,460	17,810
	NIKE, Inc. Class B	700	31,675
	Nordstrom, Inc.	500	6,345
	Nutri/System, Inc.	200	2,578
	Omnicom Group, Inc.	1,000	25,890
	Orleans Homebuilders, Inc.	500	600
	O’Charleys, Inc.	500	1,250
* #	O’Reilly Automotive, Inc.	2,700	78,489
*	Outdoor Channel Holdings, Inc.	1,000	6,090
*	Overstock.com, Inc.	300	3,294
	Oxford Industries, Inc.	400	2,664
* #	P.F. Chang’s China Bistro, Inc.	800	14,184
*	Pacific Sunwear of California, Inc.	1,400	1,750
*	Palm Harbor Homes, Inc.	700	2,478
* #	Panera Bread Co.	500	23,490
*	Papa John’s International, Inc.	500	9,505
*	PC Mall, Inc.	400	1,588
	Penske Automotive Group, Inc.	2,600	19,292
*	Perry Ellis International, Inc.	400	1,536
	PetSmart, Inc.	1,500	28,155
	Phillips-Van Heusen Corp.	1,300	24,726
#	Polaris Industries, Inc.	400	8,508
#	Polo Ralph Lauren Corp.	200	8,206
*	Premier Exhibitions, Inc.	300	339
	Pre-Paid Legal Services, Inc.	168	5,648
* #	Priceline.com, Inc.	200	13,418
*	Princeton Review, Inc.	800	3,928
	Pulte Homes, Inc.	1,700	17,255
*	Quiksilver, Inc.	5,600	11,760
*	R.H. Donnelley Corp.	1,100	363
#	RadioShack Corp.	3,000	34,380
*	RC2 Corp.	500	2,905
	RCN Corp.	800	2,944
*	Red Lion Hotels Corp.	600	1,338
*	Red Robin Gourmet Burgers, Inc.	600	7,308
	Regis Corp.	1,500	16,875
*	Rentrak Corp.	400	4,960
#	Ross Stores, Inc.	500	14,710
*	Rubio’s Restaurants, Inc.	200	720
	Ryland Group, Inc.	200	3,120

5

*	Saga Communications, Inc.	100	442
	Salem Communications Corp.	400	392
*	Sally Beauty Holdings, Inc.	3,700	17,501
	Sauer-Danfoss, Inc.	2,300	17,342
	Scripps Networks Interactive	900	19,323
* #	Sears Holdings Corp.	900	36,828
	Service Corp. International	12,800	58,240
#	Sherwin-Williams Co.	600	28,650
	Shiloh Industries, Inc.	700	1,610
	Sinclair Broadcast Group, Inc. Class A	2,700	4,995
*	Skechers U.S.A., Inc. Class A	700	6,972
	Skyline Corp.	200	4,016
*	Smith & Wesson Holding Corp.	400	944
	Snap-On, Inc.	1,600	48,288
	Sonic Automotive, Inc.	600	1,218
*	Sonic Corp.	1,200	11,688
#	Sotheby’s Class A	1,600	13,904
* #	Source Interlink Companies, Inc.	700	77
*	Spanish Broadcasting System, Inc.	1,000	170
	Spartan Motors, Inc.	700	3,038
	Speedway Motorsports, Inc.	1,500	21,660
*	Stamps.com, Inc.	700	5,726
	Standard Pacific Corp.	3,900	5,499
	Staples, Inc.	2,920	46,545
*	Starbucks Corp.	700	6,608
#	Starwood Hotels & Resorts Worldwide, Inc.	700	10,584
*	Steven Madden, Ltd.	500	8,690
#	Strayer Education, Inc.	200	43,286
	Sturm Ruger & Co., Inc.	500	3,305
	Superior Industries International, Inc.	800	8,216
	Superior Uniform Group, Inc.	200	1,596
	Systemax, Inc.	988	10,008
	Tandy Brand Accessories, Inc.	100	155
*	Tandy Leather Factory, Inc.	300	505
	Target Corp.	3,000	93,600
	Tempur-Pedic International, Inc.	700	4,900
*	Tenneco Automotive, Inc.	1,300	2,392
* #	Texas Roadhouse, Inc.	2,100	16,023
*	The Children’s Place Retail Stores, Inc.	300	5,643
*	The DIRECTV Group, Inc.	2,500	54,750
* #	The Dress Barn, Inc.	1,200	10,344
	The Marcus Corp.	700	7,231
#	The McClatchey Co.	200	132
	The Men’s Wearhouse, Inc.	1,200	13,980
	The New York Times Co. Class A	5,400	26,838
	The Stanley Works	1,100	34,386
*	The Steak n Shake Co.	1,000	5,720
#	The TJX Companies, Inc.	1,200	23,304
* #	The Walking Co Holdings, Inc.	300	783
	Thor Industries, Inc.	1,300	13,754
#	Tiffany & Co.	600	12,450
*	Timberland Co. Class A	1,000	10,990
	Time Warner, Inc.	40,400	376,932
*	TiVo, Inc.	1,400	10,066
*	Toll Brothers, Inc.	2,800	47,656

6

* #	Tractor Supply Co.	900	30,339
*	True Religion Apparel, Inc.	700	7,987
*	TRW Automotive Holdings Corp.	3,100	9,579
	Tupperware Corp.	600	12,336
*	Tween Brands, Inc.	600	1,614
*	Under Armour, Inc. Class A	200	3,700
*	Unifi, Inc.	2,400	4,416
	Unifirst Corp.	440	11,546
*	Universal Electronics, Inc.	500	5,640
*	Universal Technical Institute, Inc.	500	8,765
*	Urban Outfitters, Inc.	1,000	15,580
	V.F. Corp.	1,480	82,910
* #	Vail Resorts, Inc.	1,000	23,320
* #	Viacom, Inc. Class A	200	3,254
*	Viacom, Inc. Class B	1,600	23,600
	Virco Manufacturing Corp.	485	1,019
* #	Volcom, Inc.	300	2,487
*	Warnaco Group, Inc.	1,500	33,960
	Weight Watchers International, Inc.	400	9,124
	Wendy’s/Arby’s Group, Inc.	3,425	17,262
#	Whirlpool Corp.	2,400	80,232
	Wiley (John) & Sons, Inc. Class A	1,140	40,390
*	Williams Controls, Inc.	200	1,370
	Williams-Sonoma, Inc.	2,500	19,800
#	Winnebago Industries, Inc.	500	2,765
	Wolverine World Wide, Inc.	1,300	23,582
	World Wrestling Entertainment, Inc.	700	6,818
	Wyndham Worldwide Corp.	4,200	25,746
*	Xerium Technologies, Inc.	1,300	637
	Yum! Brands, Inc.	800	22,896
*	Zale Corp.	200	248
*	Zumiez, Inc.	300	2,145
Total Consumer Discretionary			7,623,918

Consumer Staples — (7.5%)
	Alberto-Culver Co.	2,200	53,812
	Alico, Inc.	200	5,600
	Andersons, Inc.	600	9,834
#	Archer-Daniels-Midland Co.	5,900	161,542
	Avon Products, Inc.	1,500	30,675
* #	BJ’s Wholesale Club, Inc.	1,900	54,492
	Calavo Growers, Inc.	300	3,660
	Cal-Maine Foods, Inc.	600	16,248
	Campbell Soup Co.	800	24,296
*	Caribou Coffee Co.	600	900
	Casey’s General Stores, Inc.	1,600	34,000
*	Central Garden & Pet Co.	500	3,020
	Chiquita Brands International, Inc.	1,600	22,368
	Church & Dwight Co., Inc.	1,900	101,137
#	Clorox Co.	500	25,075
	Coca-Cola Co.	4,400	187,968
	Coca-Cola Enterprises, Inc.	9,300	104,439
	Colgate-Palmolive Co.	900	58,536
	ConAgra, Inc.	5,200	88,920
	Corn Products International, Inc.	4,000	92,600

7

	Costco Wholesale Corp.	1,700	76,551
*	Darling International, Inc.	1,800	8,262
*	Dean Foods Co.	2,480	47,963
	Del Monte Foods Co.	7,200	47,952
	Diamond Foods, Inc.	500	12,840
*	Elizabeth Arden, Inc.	1,000	5,830
*	Energizer Holdings, Inc.	200	9,526
#	Estee Lauder Companies, Inc.	400	10,500
	Farmer Brothers Co.	500	10,180
	Flowers Foods, Inc.	2,100	45,129
	General Mills, Inc.	1,400	82,810
	Great Atlantic & Pacific Tea, Inc.	1,400	9,968
* #	Green Mountain Coffee, Inc.	400	15,304
*	Hain Celestial Group, Inc.	1,300	19,786
	Heinz (H.J.) Co.	600	21,900
#	Hormel Foods Corp.	1,800	53,694
	Ingles Market, Inc. Class A	300	4,278
	Inter Parfums, Inc.	750	4,530
	J & J Snack Foods Corp.	600	20,946
	J.M. Smucker Co.	1,720	77,658
	Kellogg Co.	700	30,583
	Kimberly-Clark Corp.	900	46,323
	Kraft Foods, Inc.	14,100	395,505
	Lancaster Colony Corp.	1,200	43,692
	Lance, Inc.	1,000	18,830
*	Lifeway Foods, Inc.	200	1,480
*	Maui Land & Pineapple Co., Inc.	240	2,215
	McCormick & Co., Inc.	500	16,020
	Nash-Finch Co.	400	17,212
*	National Beverage Corp.	700	6,097
*	Omega Protein Corp.	700	2,674
*	Pantry, Inc.	800	13,304
*	Parlux Fragrances, Inc.	700	1,960
*	Peet’s Coffee & Tea, Inc.	400	8,128
	PepsiAmericas, Inc.	3,000	48,390
	PepsiCo, Inc.	2,900	145,667
#	Pilgrim’s Pride Corp.	1,380	980
	PriceSmart, Inc.	900	14,670
	Procter & Gamble Co.	13,300	724,850
	Ralcorp Holdings, Inc.	800	47,376
	Rocky Mountain Chocolate Factory, Inc.	200	1,286
	Ruddick Corp.	1,600	38,480
	Safeway, Inc.	3,600	77,148
	Sanderson Farms, Inc.	600	21,708
*	Sanfilippo (John B.) & Son, Inc.	200	1,100
	Sara Lee Corp.	8,800	88,264
* #	Smithfield Foods, Inc.	4,000	47,480
	Spartan Stores, Inc.	700	13,006
	SUPERVALU, Inc.	6,900	121,026
	Sysco Corp.	1,300	28,977
	Tasty Baking Co.	300	1,230
	The Hershey Co.	300	11,184
	The Kroger Co.	2,300	51,750
	Tootsie Roll Industries, Inc.	1,236	29,503
	Tyson Foods, Inc. Class A	4,500	39,825

8

*	United Natural Foods, Inc.	1,200	18,648
	Wal-Mart Stores, Inc.	17,400	819,888
	WD-40 Co.	400	10,028
	Weis Markets, Inc.	788	24,515
#	Whole Foods Market, Inc.	600	6,150
Total Consumer Staples			4,701,881

Energy — (11.7%)
*	Abraxas Petroleum Corp.	1,100	1,199
*	Allis-Chalmers Energy, Inc.	1,200	4,320
	Alon USA Energy, Inc.	1,300	15,340
*	Alpha Natural Resources, Inc.	1,500	24,480
	Anadarko Petroleum Corp.	4,100	150,634
	Apache Corp.	2,800	210,000
#	Arch Coal, Inc.	1,500	22,785
* #	Arena Resources, Inc.	320	7,795
	Atlas America, Inc.	1,200	15,240
*	ATP Oil & Gas Corp.	500	2,235
*	Atwood Oceanics, Inc.	600	9,990
	Baker Hughes, Inc.	600	19,992
*	Basic Energy Services, Inc.	800	7,680
	Berry Petroleum Corp. Class A	1,000	7,360
*	Bill Barret Corp.	1,300	28,743
#	BJ Services Co.	3,900	42,900
*	Brigham Exploration Co.	1,500	3,750
* #	Bristow Group, Inc.	700	16,933
*	Bronco Drilling Co., Inc.	500	2,640
	Cabot Oil & Gas Corp.	2,200	60,478
*	Callon Petroleum Co.	1,100	2,321
* #	Cameron International Corp.	800	18,528
	CARBO Ceramics, Inc.	600	21,570
*	Carrizo Oil & Gas, Inc.	700	9,702
* #	Cheniere Energy, Inc.	900	3,168
	Chesapeake Energy Corp.	5,100	80,631
	Chevron Corp.	19,500	1,375,140
	Cimarex Energy Co.	2,700	67,068
*	Clayton Williams Energy, Inc.	300	11,940
*	CNX Gas Corp.	700	18,116
*	Complete Production Services, Inc.	2,100	13,461
*	Comstock Resources, Inc.	1,300	49,569
	ConocoPhillips	13,100	622,643
	CONSOL Energy, Inc.	800	21,808
*	Contango Oil & Gas Co.	300	13,380
*	Dawson Geophysical Co.	200	3,186
* #	Delta Petroleum Corp.	1,000	4,340
*	Denbury Resources, Inc.	1,200	14,688
	Devon Energy Corp.	3,900	240,240
#	Diamond Offshore Drilling, Inc.	300	18,828
*	Dresser-Rand Group, Inc.	1,100	21,428
*	Dril-Quip, Inc.	700	17,150
*	Edge Petroleum Corp.	600	108
#	El Paso Corp.	3,000	24,540
*	Encore Acquisition Co.	1,700	46,206
*	Energy Partners, Ltd.	1,000	1,160
	ENSCO International, Inc.	2,100	57,456

9

	EOG Resources, Inc.	1,600	108,432
*	Evolution Petroleum Corp.	1,000	1,500
	Exxon Mobil Corp.	13,700	1,047,776
*	FMC Technologies, Inc.	600	17,754
*	Forest Oil Corp.	2,100	31,500
#	Foundation Coal Holdings, Inc.	800	12,976
	Frontier Oil Corp.	400	5,712
*	FX Energy, Inc.	300	864
*	Goodrich Petroleum Corp.	400	11,560
	Gulf Island Fabrication, Inc.	520	6,547
*	Gulfmark Offshore, Inc.	800	19,152
*	Gulfport Energy Corp.	900	3,447
	Halliburton Co.	1,600	27,600
*	Harvest Natural Resources, Inc.	1,300	5,200
* #	Helix Energy Solutions Group, Inc.	1,600	8,240
	Helmerich & Payne, Inc.	3,100	69,626
* #	Hercules Offshore, Inc.	700	2,604
	Hess Corp.	2,800	155,708
*	HKN, Inc.	400	1,076
	Holly Corp.	600	14,022
* #	Hornbeck Offshore Services, Inc.	900	15,966
*	Infinity, Inc.	700	182
	Lufkin Industries, Inc.	400	13,980
	Marathon Oil Corp.	6,200	168,826
* #	Mariner Energy, Inc.	2,500	24,750
#	Massey Energy Co.	1,800	27,324
*	Matrix Service Co.	300	1,587
* #	McMoran Exploration Co.	800	5,352
*	Meridian Resource Corp.	894	277
*	Mitcham Industries, Inc.	300	1,086
	Murphy Oil Corp.	2,900	128,122
*	NATCO Group, Inc. Class A	500	8,565
*	National-Oilwell, Inc.	1,964	51,928
*	Natural Gas Services Group	400	3,420
*	Newfield Exploration Co.	2,300	44,137
*	Newpark Resources, Inc.	2,600	10,946
	Noble Corp.	300	8,145
	Noble Energy, Inc.	2,400	117,432
	Occidental Petroleum Corp.	6,900	376,395
*	Oceaneering International, Inc.	700	24,122
*	Oil States International, Inc.	1,400	25,634
*	OMNI Energy Services Corp.	500	580
	Overseas Shipholding Group, Inc.	1,000	35,700
*	Pacific Ethanol, Inc.	200	110
*	Parallel Petroleum Corp.	1,100	2,662
*	Parker Drilling Co.	3,200	6,784
	Patterson-UTI Energy, Inc.	3,700	35,372
	Peabody Energy Corp.	900	22,500
	Penn Virginia Corp.	1,900	39,140
*	Petrohawk Energy Corp.	1,900	37,449
*	Petroleum Development Corp.	500	8,625
*	PetroQuest Energy, Inc.	1,600	10,128
*	PHI, Inc. Non-Voting	400	4,808
*	Pioneer Drilling Co.	1,600	7,952
	Pioneer Natural Resources Co.	2,800	40,992

10

*	Plains Exploration & Production Co.	2,100	44,352
*	PowerSecure International, Inc.	500	1,965
	Precision Drilling Trust	1,173	5,830
*	Pride International, Inc.	2,500	40,300
* #	Quicksilver Resources, Inc.	1,600	11,088
#	Range Resources Corp.	600	21,504
	Rowan Companies, Inc.	1,600	20,256
*	SEACOR Holdings, Inc.	900	58,536
#	Smith International, Inc.	1,432	32,506
* #	Southwestern Energy Co.	600	18,990
	Spectra Energy Corp.	1,200	17,412
	St. Mary Land & Exploration Co.	1,200	23,220
*	Stone Energy Corp.	1,346	11,549
*	SulphCo, Inc.	700	399
	Sunoco, Inc.	1,700	78,744
*	Superior Energy Services, Inc.	2,300	35,834
*	Superior Well Services, Inc.	500	4,595
*	Swift Energy Corp.	900	13,788
	Tesoro Petroleum Corp.	1,600	27,568
*	Teton Energy Corp.	500	475
*	TETRA Technologies, Inc.	1,300	6,747
*	TGC Industries, Inc.	525	1,197
	The Williams Companies, Inc.	1,300	18,395
	Tidewater, Inc.	2,400	99,864
*	Trico Marine Services, Inc.	500	3,110
* #	Tri-Valley Corp.	300	405
*	TXCO Resources, Inc.	1,000	1,610
*	Union Drilling, Inc.	800	3,664
* #	Unit Corp.	1,100	27,434
#	USEC, Inc.	2,500	12,725
*	VAALCO Energy, Inc.	1,900	14,269
	Valero Energy Corp.	6,000	144,720
	W&T Offshore, Inc.	2,200	27,654
*	Warren Resources, Inc.	1,900	3,420
*	Westmoreland Coal Co.	200	1,830
*	Whiting Petroleum Corp.	1,500	43,500
	World Fuel Services Corp.	1,500	50,655
	XTO Energy, Inc.	3,125	115,906
Total Energy			7,341,159

Financials — (17.1%)
	21st Century Holding Co.	200	844
	Abington Bancorp, Inc.	800	5,640
	Advance America Cash Advance Centers, Inc.	1,300	1,833
	Advanta Corp. Class A	300	180
	Advanta Corp. Class B	600	468
*	Affiliated Managers Group, Inc.	900	36,171
	Affirmative Insurance Holdings, Inc.	200	292
*	Allegheny Corp.	204	55,576
	Allstate Corp.	5,200	112,684
	Amcore Financial, Inc.	514	714
	American Bancorp of New Jersey, Inc.	400	4,264
#	American Capital, Ltd.	4,600	13,156
	American Express Co.	2,200	36,806
	American Financial Group, Inc.	3,400	57,732

11

	American West Bancorporation	600	450
	Ameriprise Financial, Inc.	1,000	20,150
*	Amerisafe, Inc.	500	9,365
	AmeriServe Financial, Inc.	560	1,025
	Anchor Bancorp Wisconsin, Inc.	700	1,414
	AON Corp.	3,400	125,970
*	Appalachian Bancshares, Inc.	200	360
	Asset Acceptance Capital Corp.	1,000	4,190
	Associated Banc-Corp.	3,800	59,470
#	ASTA Funding, Inc.	300	534
#	Astoria Financial Corp.	2,600	23,608
	Atlantic Coast Federal Corp.	150	641
*	B of I Holding, Inc.	218	981
	BancFirst Corp.	497	17,703
	BancorpSouth, Inc.	2,400	45,360
	Bank of America Corp.	47,633	313,425
#	Bank of Hawaii Corp.	900	32,283
	Bank of New York Mellon Corp.	9,400	241,956
#	Bank of the Ozarks, Inc.	400	9,076
	BankFinancial Corp.	800	7,704
	Banner Corp.	500	1,575
#	BB&T Corp.	9,060	179,297
	Benjamin Franklin Bancorp, Inc.	200	2,164
	Berkshire Hills Bancorp, Inc.	400	9,408
*	Beverly Hills Bancorp, Inc.	700	85
	BGC Partners, Inc. Class A	1,200	2,892
	BlackRock, Inc.	200	21,760
#	BOK Financial Corp.	1,349	50,318
	Boston Private Financial Holdings, Inc.	1,400	6,594
	Brookline Bancorp, Inc.	2,000	19,340
	Brooklyn Federal Bancorp, Inc.	100	1,243
	Brown & Brown, Inc.	3,200	61,216
	Cadence Financial Corp.	500	2,165
	Camden National Corp.	200	4,660
	Capital City Bank Group, Inc.	900	14,418
	Capital One Financial Corp.	3,800	60,192
	Capitol Federal Financial	1,700	70,380
	Cardinal Financial Corp.	700	3,885
	Cash America International, Inc.	900	16,452
	Cathay General Bancorp	1,600	20,320
*	CB Richard Ellis Group, Inc.	400	1,440
	Center Bancorp, Inc.	400	2,924
	Central Pacific Financial Corp.	900	6,057
	Chemical Financial Corp.	800	18,240
	Chubb Corp.	3,500	149,030
	Cincinnati Financial Corp.	3,460	75,878
#	Citigroup, Inc.	30,800	109,340
	Citizens Community Bancorp, Inc.	300	2,064
	Citizens First Bancorp, Inc.	300	375
	Citizens Republic Bancorp, Inc.	1,600	1,840
* #	Citizens, Inc.	1,100	8,965
	City Holding Co.	600	15,426
#	City National Corp.	2,200	76,142
	CME Group, Inc.	400	69,564
	CNA Financial Corp.	9,800	113,974

12

*	CNA Surety Corp.	1,700	28,135
#	CoBiz Financial, Inc.	800	3,800
#	Cohen & Steers, Inc.	200	2,160
	Columbia Banking System, Inc.	600	5,340
	Comerica, Inc.	2,740	45,648
	Commerce Bancshares, Inc.	2,205	77,065
	Community Trust Bancorp, Inc.	500	13,985
	Consolidated-Tokoma Land Co.	200	5,810
*	Consumer Portfolio Services, Inc.	600	318
*	Core-Mark Holding Co., Inc.	200	3,668
	Cullen Frost Bankers, Inc.	1,720	75,284
#	CVB Financial Corp.	2,760	24,812
	Delphi Financial Group, Inc. Class A	1,500	22,755
	Delta Financial Corp.	700	—
	Dime Community Bancshares	1,100	11,055
	Discover Financial Services	17,500	125,125
*	Dollar Financial Corp.	600	4,710
	Donegal Group, Inc. Class A	700	9,814
*	E*TRADE Financial Corp.	29,500	33,630
	East West Bancorp, Inc.	1,935	18,363
	Eaton Vance Corp.	400	7,656
	Employers Holdings, Inc.	2,100	28,434
*	Encore Capital Group, Inc.	700	3,682
	Enterprise Financial Services Corp.	428	4,494
	Erie Indemnity Co.	1,300	46,085
#	F.N.B. Corp.	2,768	21,895
	FBL Financial Group, Inc. Class A	1,100	11,341
	Federated Investors, Inc.	700	13,664
	Fidelity National Financial, Inc.	2,600	38,012
	Fifth Third Bancorp	6,006	14,354
	Financial Federal Corp.	900	19,548
*	First Acceptance Corp.	1,000	2,810
	First American Corp.	1,900	41,496
	First Bancorp	600	8,634
	First Busey Corp.	1,600	14,000
*	First Cash Financial Services, Inc.	700	11,774
	First Commonwealth Financial Corp.	2,400	23,016
	First Community Bancshares, Inc.	400	6,884
	First Financial Bankshares, Inc.	600	26,634
	First Financial Corp.	500	16,575
	First Financial Holdings, Inc.	400	6,056
*	First Marblehead Corp.	2,100	2,415
*	First Mercury Financial Corp.	600	6,630
	First Midwest Bancorp, Inc.	1,400	14,000
	First Niagara Financial Group, Inc.	3,628	47,382
*	First Regional Bancorp	400	1,280
	First State Bancorporation	400	392
*	FirstCity Financial Corp.	400	1,192
	FirstMerit Corp.	2,600	42,042
	Flushing Financial Corp.	700	5,544
	FNB United Corp.	395	1,157
* #	Forestar Group, Inc.	500	5,575
	Franklin Resources, Inc.	500	24,210
#	Frontier Financial Corp.	1,400	2,478
	Fulton Financial Corp.	8,440	59,249

13

	Gallagher (Arthur J.) & Co.	2,000	47,140
	GAMCO Investors, Inc.	200	6,248
	German American Bancorp, Inc.	482	5,350
#	GFI Group, Inc.	800	2,512
	Glacier Bancorp, Inc.	1,700	26,095
	Great Southern Bancorp, Inc.	500	5,300
#	Greene Bancshares, Inc.	403	3,986
#	Greenhill & Co., Inc.	200	13,004
*	Guaranty Bancorp	2,011	3,057
* #	Guaranty Financial Group, Inc.	460	718
*	Hallmark Financial Services, Inc.	800	6,192
* #	Hampton Roads Bankshares, Inc.	322	2,756
#	Hancock Holding Co.	1,500	41,055
	Hanover Insurance Group, Inc.	2,100	84,882
	Harleysville Group, Inc.	949	26,990
	Harleysville National Corp.	1,511	14,067
	Hartford Financial Services Group, Inc.	2,900	38,164
	HCC Insurance Holdings, Inc.	5,600	131,096
	Hercules Technology Growth Capital, Inc.	16	104
	Heritage Commerce Corp.	600	4,326
	Heritage Financial Group	137	1,189
	Home Federal Bancorp, Inc.	615	5,529
	Horace Mann Educators Corp.	1,500	14,025
#	Horizon Financial Corp.	400	980
	Hudson City Bancorp, Inc.	7,200	83,520
#	Huntington Bancshares, Inc.	3,700	10,656
	IBERIABANK Corp.	700	29,673
	Independent Bank Corp.	500	9,270
	Integra Bank Corp.	400	644
	International Bancshares Corp.	1,400	25,508
	Intervest Bancshares Corp.	200	750
*	Investment Technology Group, Inc.	1,400	30,352
*	Investors Bancorp, Inc.	3,600	38,448
	Janus Capital Group, Inc.	2,400	12,600
	Jefferies Group, Inc.	1,900	21,926
#	Jones Lang LaSalle, Inc.	400	9,444
	JPMorgan Chase & Co.	36,609	933,896
	Kearny Financial Corp.	2,300	24,817
	KeyCorp	5,400	39,312
	K-Fed Bancorp	400	3,200
	Lakeland Bancorp, Inc.	800	6,248
	Lakeland Financial Corp.	508	10,465
	Legacy Bancorp, Inc.	300	3,003
	Legg Mason, Inc.	1,927	30,948
* #	Leucadia National Corp.	1,800	28,656
	Lincoln National Corp.	2,400	36,312
	LNB Bancorp, Inc.	200	1,140
#	M&T Bank Corp.	1,750	68,093
	MainSource Financial Group, Inc.	700	6,839
*	Markel Corp.	200	54,006
*	MarketAxess Holdings, Inc.	900	6,948
*	Marlin Business Services, Inc.	400	1,588
	Marsh & McLennan Companies, Inc.	5,400	104,382
	Marshall & Ilsley Corp.	4,800	27,408
#	Mastercard, Inc.	200	27,156

14

	MB Financial, Inc.	1,200	19,608
* #	MBIA, Inc.	1,200	4,632
#	MBT Financial Corp.	700	1,841
	MCG Capital Corp.	1,400	952
	Meadowbrook Insurance Group, Inc.	1,400	8,498
	Medallion Financial Corp.	600	4,056
	Mercer Insurance Group, Inc.	300	4,083
	Mercury General Corp.	1,600	61,984
	MetLife, Inc.	6,648	190,997
#	Midwest Banc Holdings, Inc.	500	585
#	Moody’s Corp.	200	4,284
	Morgan Stanley	16,200	327,726
	Nara Bancorp, Inc.	900	5,319
	National Interstate Corp.	500	7,940
#	National Penn Bancshares, Inc.	2,248	21,761
*	Navigators Group, Inc.	800	41,072
	NBT Bancorp, Inc.	1,100	25,124
	Nelnet, Inc. Class A	1,000	13,820
	New England Bancshares, Inc.	200	1,300
	New Westfield Financial, Inc.	1,200	11,556
#	New York Community Bancorp, Inc.	8,600	113,950
	NewAlliance Bancshares, Inc.	3,700	40,663
*	NexCen Brands, Inc.	1,000	60
	Northeast Community Bancorp, Inc.	500	3,925
	Northern Trust Corp.	700	40,264
	Northwest Bancorp, Inc.	1,600	29,696
	NYMAGIC, Inc.	200	3,412
#	NYSE Euronext, Inc.	600	13,200
	OceanFirst Financial Corp.	200	2,564
	Odyssey Re Holdings Corp.	2,100	98,805
	Old National Bancorp	2,100	26,733
	Old Republic International Corp.	7,100	73,272
#	Old Second Bancorp, Inc.	400	3,576
	optionsXpress Holding, Inc.	900	9,801
	Pacific Mercantile Bancorp	400	1,680
	PacWest Bancorp	900	15,219
	Park National Corp.	440	23,870
	Patriot Capital Funding, Inc.	604	1,691
	Peoples Bancorp, Inc.	400	4,028
	People’s United Financial, Inc.	2,400	39,264
*	PICO Holdings, Inc.	700	17,794
*	Pinnacle Financial Partners, Inc.	500	11,815
*	PMA Capital Corp. Class A	900	4,959
	PNC Financial Services Group, Inc.	5,401	175,641
* #	Portfolio Recovery Associates, Inc.	500	11,795
#	PrivateBancorp, Inc.	700	10,206
*	ProAssurance Corp.	1,500	70,890
* #	Progressive Corp.	4,300	52,245
	Prosperity Bancshares, Inc.	1,400	37,870
	Protective Life Corp.	2,900	24,012
	Provident Bankshares Corp.	700	4,494
	Provident Financial Services, Inc.	2,100	22,953
	Provident New York Bancorp	1,700	16,150
	Prudential Financial, Inc.	5,100	131,325
	QC Holdings, Inc.	500	2,125

15

	Rainier Pacific Financial Group, Inc.	185	305
	Raymond James Financial, Inc.	2,800	51,828
	Regions Financial Corp.	2,900	10,034
	Reinsurance Group of America, Inc.	2,925	104,218
	Renasant Corp.	700	8,477
	Resource America, Inc.	500	2,040
*	Rewards Network, Inc.	1,100	2,904
	Riverview Bancorp, Inc.	500	1,725
	RLI Corp.	860	48,581
	Rockville Financial, Inc.	600	6,852
	Rome Bancorp, Inc.	300	2,331
	S&T Bancorp, Inc.	1,200	30,516
	S.Y. Bancorp, Inc.	500	11,390
	Safety Insurance Group, Inc.	500	17,510
	Sanders Morris Harris Group, Inc.	700	2,912
	Sandy Spring Bancorp, Inc.	500	7,060
	Schwab (Charles) Corp.	1,920	26,093
*	Seabright Insurance Holdings	600	6,222
	SEI Investments Co.	600	7,602
	Selective Insurance Group, Inc.	1,800	27,630
	Sierra Bancorp	286	3,504
	Simmons First National Corp. Class A	500	12,320
	South Financial Group, Inc.	2,400	4,512
	Southern Community Financial Corp.	501	1,809
	Southside Bancshares, Inc.	420	7,988
	Southwest Bancorp, Inc.	600	6,288
	StanCorp Financial Group, Inc.	1,400	36,148
	State Auto Financial Corp.	1,400	30,940
	State Bancorp, Inc.	500	3,000
#	State Street Corp.	1,300	30,251
	Sterling Bancorp	500	5,510
	Sterling Bancshares, Inc.	2,400	13,344
	Stewart Information Services Corp.	400	5,936
*	Stifel Financial Corp.	780	27,331
	Student Loan Corp.	300	14,082
	Suffolk Bancorp	200	6,102
*	Sun Bancorp, Inc.	735	4,160
	SunTrust Banks, Inc.	6,700	82,142
	Susquehanna Bancshares, Inc.	2,316	25,476
*	SVB Financial Group	900	18,693
	SWS Group, Inc.	600	8,790
	Synovus Financial Corp.	3,400	13,464
	T. Rowe Price Group, Inc.	800	22,064
	Taylor Capital Group, Inc.	400	2,556
	TCF Financial Corp.	2,900	35,931
*	TD Ameritrade Holding Corp.	2,500	28,100
*	Tejon Ranch Co.	300	6,555
	Temecula Valley Bancorp, Inc.	200	230
*	Texas Capital Bancshares, Inc.	900	10,161
*	The Bancorp, Inc.	400	1,236
	The Colonial BancGroup, Inc.	2,800	2,212
	The Goldman Sachs Group, Inc.	4,800	387,504
* #	The NASDAQ OMX Group, Inc.	1,900	41,458
	The Travelers Companies, Inc.	5,900	227,976
*	thinkorswim Group, Inc.	800	6,016

16

	Thomas Properties Group, Inc.	500	1,000
*	Thomas Weisel Partners Group, Inc.	1,000	3,090
	Tompkins Financial Corp.	300	15,045
#	Tower Group, Inc.	700	17,549
*	Tradestation Group, Inc.	1,200	6,612
	Transatlantic Holdings, Inc.	1,800	57,870
	TriCo Bancshares	500	10,070
	TrustCo Bank Corp.	2,160	14,472
	Trustmark Corp.	1,900	38,570
	U.S. Bancorp	5,500	81,620
	UCBH Holdings, Inc.	3,400	7,922
	UMB Financial Corp.	1,400	54,236
	Umpqua Holdings Corp.	1,900	18,620
	Union Bankshares Corp.	400	6,252
#	United Bankshares, Inc.	1,400	29,386
	United Community Banks, Inc.	202	1,040
	United Financial Bancorp, Inc.	520	7,129
	United Fire & Casualty Co.	1,200	24,060
	United Western Bancorp, Inc.	300	2,439
	Unitrin, Inc.	3,100	39,556
	Univest Corp. of Pennsylvania	500	11,450
	Unum Group	8,100	114,696
#	Valley National Bancorp	2,835	36,912
*	Virginia Commerce Bancorp, Inc.	440	1,835
	W. R. Berkley Corp.	3,600	95,328
	Waddell & Reed Financial, Inc.	800	11,296
	Washington Federal, Inc.	2,600	31,928
	Washington Trust Bancorp, Inc.	417	6,822
	Webster Financial Corp.	900	3,762
	Wells Fargo & Co.	27,071	511,642
	West Bancorporation	700	5,670
	West Coast Bancorp	500	1,485
	Westamerica Bancorporation	900	38,457
*	Western Alliance Bancorp	600	4,566
	White Mountains Insurance Group, Ltd.	300	72,450
	Whitney Holding Corp.	2,000	25,980
#	Wilmington Trust Corp.	1,900	26,011
	Wintrust Financial Corp.	500	6,685
*	World Acceptance Corp.	300	5,745
	Zenith National Insurance Corp.	1,740	48,790
	Zions Bancorporation	4,300	64,156
*	ZipRealty, Inc.	800	2,312
Total Financials			10,677,308

Industrials — (14.0%)
*	3-D Systems Corp.	200	1,200
	3M Co.	1,200	64,548
	A.O. Smith Corp.	700	19,236
	AAON, Inc.	560	10,147
*	AAR Corp.	1,300	23,582
	ABM Industries, Inc.	1,400	20,790
*	ACCO Brands Corp.	1,780	3,418
	Actuant Corp.	1,600	26,368
	Acuity Brands, Inc.	400	10,748
	Administaff, Inc.	600	12,654

17

*	AGCO Corp.	2,100	44,688
*	AirTran Holdings, Inc.	3,000	12,300
	Alamo Group, Inc.	400	5,020
*	Alaska Air Group, Inc.	800	21,088
	Albany International Corp. Class A	860	8,609
	Alexander & Baldwin, Inc.	1,300	28,652
*	Alliant Techsystems, Inc.	200	16,162
*	Allied Defense Group, Inc.	300	2,067
*	Amerco, Inc.	700	21,525
	American Ecology Corp.	400	7,980
	American Science & Engineering, Inc.	200	15,600
* #	American Superconductor Corp.	600	9,708
	American Woodmark Corp.	300	4,515
	Ameron International Corp.	240	11,964
	Ametek, Inc.	500	15,980
	Ampco-Pittsburgh Corp.	400	7,396
*	AMR Corp.	3,000	17,820
	Apogee Enterprises, Inc.	1,400	14,350
	Applied Signal Technologies, Inc.	400	7,016
*	Argon ST, Inc.	700	13,398
	Arkansas Best Corp.	1,300	30,407
*	Arotech Corp.	700	301
*	Astec Industries, Inc.	700	17,199
*	Atlas Air Worldwide Holding, Inc.	600	8,706
#	Avery Dennison Corp.	1,300	31,499
*	Avis Budget Group, Inc.	2,400	1,656
*	Axsys Technologies, Inc.	300	12,810
*	AZZ, Inc.	300	6,720
	B.F. Goodrich Co.	1,700	65,722
	Badger Meter, Inc.	200	4,718
*	Baker (Michael) Corp.	200	6,992
	Baldor Electric Co.	1,100	15,411
*	Baldwin Technology Co., Inc. Class A	500	575
	Barnes Group, Inc.	1,200	13,560
	Barrett Business Services, Inc.	300	2,952
* #	BE Aerospace, Inc.	1,600	15,472
*	Beacon Roofing Supply, Inc.	200	2,546
	Belden, Inc.	1,300	16,978
*	Blount International, Inc.	1,000	8,380
	Boeing Co.	2,600	110,006
	Brady Co. Class A	1,500	31,380
	Briggs & Stratton Corp.	1,400	20,706
*	BTU International, Inc.	300	1,194
#	Bucyrus International, Inc.	1,000	15,500
	Burlington Northern Santa Fe Corp.	3,200	212,000
	C&D Technologies, Inc.	800	2,384
#	C.H. Robinson Worldwide, Inc.	700	32,186
* #	Capstone Turbine Corp.	600	522
	Carlisle Companies, Inc.	1,800	33,606
	Cascade Corp.	300	6,867
*	Casella Waste Systems, Inc. Class A	700	1,932
#	Caterpillar, Inc.	1,400	43,190
*	CBIZ, Inc.	1,800	14,634
	CDI Corp.	600	6,432
*	CECO Environmental Corp.	200	470

18

*	Celadon Group, Inc.	500	3,910
*	Cenveo, Inc.	300	1,185
*	Ceradyne, Inc.	600	13,692
*	Chart Industries, Inc.	1,300	10,998
	Cintas Corp.	2,200	50,050
	CIRCOR International, Inc.	500	11,125
	CLAROC, Inc.	1,100	33,374
*	Clean Harbors, Inc.	200	10,702
*	Columbus McKinnon Corp.	700	8,904
	Comfort Systems USA, Inc.	1,200	12,276
*	Commercial Vehicle Group, Inc.	400	400
*	COMSYS IT Partners, Inc.	300	600
*	Consolidated Graphics, Inc.	400	6,444
*	Continental Airlines, Inc.	2,200	29,634
	Con-way, Inc.	2,228	49,083
	Cooper Industries, Ltd.	1,483	39,908
*	Copart, Inc.	580	13,972
	Corporate Executive Board Co.	300	6,060
*	Corrections Corp. of America	2,800	38,584
*	CoStar Group, Inc.	500	14,810
*	Covanta Holding Corp.	4,200	72,618
*	CRA International, Inc.	400	8,404
	Crane Co.	1,300	22,646
	CSX Corp.	3,500	101,360
	Cubic Corp.	800	21,728
	Cummins, Inc.	5,500	131,890
	Curtiss-Wright Corp.	1,000	32,300
#	Danaher Corp.	1,000	55,930
	Deere & Co.	1,400	48,636
	Deluxe Corp.	400	4,612
	Diamond Management & Technology Consultants, Inc.	400	1,040
*	Document Securities Systems, Inc.	200	368
	Donaldson Co., Inc.	600	18,672
	Dover Corp.	2,500	70,700
	Ducommun, Inc.	300	5,682
*	Dynamex, Inc.	300	3,324
	Dynamic Materials Corp.	200	2,428
#	Eagle Bulk Shipping, Inc.	2,200	11,748
	Eaton Corp.	700	30,814
	Electro Rent Corp.	900	9,540
* #	EMCOR Group, Inc.	1,500	30,885
	Emerson Electric Co.	1,500	49,050
#	Encore Wire Corp.	700	11,557
* #	Energy Conversion Devices, Inc.	800	20,136
*	EnerSys	1,600	14,576
*	ENGlobal Corp.	400	1,240
	Ennis, Inc.	500	5,595
*	EnPro Industries, Inc.	600	10,980
	Equifax, Inc.	3,100	76,632
*	ESCO Technologies, Inc.	800	28,352
*	Esterline Technologies Corp.	1,600	57,744
* #	Evergreen Solar, Inc.	2,900	6,409
*	Exide Technologies	2,300	8,349
	Expeditors International of Washington, Inc.	800	22,248
*	Exponent, Inc.	500	12,260

19

#	Fastenal Co.	600	20,508
	Federal Signal Corp.	1,400	9,450
	FedEx Corp.	5,700	290,358
*	First Solar, Inc.	200	28,560
*	Flanders Corp.	700	2,856
*	Flow International Corp.	500	775
	Flowserve Corp.	200	10,662
#	Fluor Corp.	600	23,340
	Forward Air Corp.	700	14,182
	Franklin Electric Co., Inc.	700	18,193
* #	FTI Consulting, Inc.	1,000	41,010
*	FuelCell Energy, Inc.	1,500	5,790
*	Furmanite Corp.	1,000	3,720
	G & K Services, Inc. Class A	800	14,760
*	Gardner Denver Machinery, Inc.	1,500	32,655
	GATX Corp.	1,600	38,560
	GenCorp, Inc.	1,200	3,480
*	General Cable Corp.	500	8,230
	General Dynamics Corp.	3,000	170,190
	General Electric Co.	51,400	623,482
*	Genesee & Wyoming, Inc.	1,000	27,170
* #	GeoEye, Inc.	600	10,350
*	Global Cash Access, Inc.	1,000	2,710
	Gorman-Rupp Co.	500	12,800
*	GP Strategies Corp.	600	2,346
	Graco, Inc.	600	12,762
*	Graftech International, Ltd.	1,400	11,214
	Granite Construction, Inc.	400	14,088
	Greenbrier Companies, Inc.	500	2,775
	Hardinge, Inc.	300	1,305
	Harsco Corp.	1,100	26,092
	Healthcare Services Group, Inc.	950	14,554
#	Heartland Express, Inc.	2,800	37,688
	HEICO Corp.	300	11,859
	HEICO Corp. Class A	488	14,196
	Heidrick & Struggles International, Inc.	400	6,080
*	Herley Industries, Inc.	600	6,684
	Herman Miller, Inc.	300	3,297
* #	Hexcel Corp.	800	6,632
*	Hill International, Inc.	900	4,950
	Hi-Shear Technology Corp.	200	1,800
	HNI Corp.	600	7,926
	Honeywell International, Inc.	1,300	42,653
#	Horizon Lines, Inc. Class A	800	2,752
*	HQ Sustainable Maritime Industries, Inc.	200	1,430
*	Hub Group, Inc. Class A	700	15,890
#	Hubbell, Inc. Class B	1,400	43,400
*	Hudson Highland Group, Inc.	700	1,722
*	Hurco Companies, Inc.	200	2,836
*	Huron Consulting Group, Inc.	200	9,996
*	Huttig Building Products, Inc.	700	245
	IDEX Corp.	2,320	52,455
*	IHS, Inc.	300	13,140
*	II-VI, Inc.	700	13,181
	Illinois Tool Works, Inc.	2,200	71,852

20

*	Ingersoll-Rand Co., Ltd. Class A	107	1,734
	Innovative Solutions & Support, Inc.	400	1,244
*	Insituform Technologies, Inc. Class A	1,400	26,264
	Insteel Industries, Inc.	400	3,080
*	Integrated Electrical Services, Inc.	500	4,135
*	Interline Brands, Inc.	1,100	8,800
*	Intersections, Inc.	500	1,860
	ITT Industries, Inc.	2,420	109,578
	J.B. Hunt Transport Services, Inc.	1,120	24,942
* #	Jacobs Engineering Group, Inc.	400	15,468
*	JetBlue Airways Corp.	5,900	33,217
	John Bean Technologies Corp.	129	1,251
	Joy Global, Inc.	500	10,415
*	Kadant, Inc.	700	7,028
	Kaman Corp. Class A	600	11,454
*	Kansas City Southern	4,200	76,272
#	Kaydon Corp.	800	21,760
	Kelly Services, Inc. Class A	700	6,342
*	Kenexa Corp.	800	5,432
	Kennametal, Inc.	2,200	35,288
*	Key Technology, Inc.	200	2,652
*	Kforce, Inc.	1,400	8,750
*	Kirby Corp.	2,400	57,552
	Knight Transportation, Inc.	2,000	26,680
	Knoll, Inc.	500	3,410
*	Korn/Ferry International	1,200	11,280
	L-3 Communications Holdings, Inc.	1,400	110,628
*	LaBarge, Inc.	520	5,756
*	Ladish Co., Inc.	500	5,685
	Landstar System, Inc.	400	14,348
*	Layne Christensen Co.	400	6,312
*	Learning Tree International, Inc.	500	4,390
*	LECG Corp.	700	2,289
#	Lennox International, Inc.	1,500	42,165
#	Lincoln Electric Holdings, Inc.	1,000	41,170
#	Lindsay Corp.	300	7,800
*	LMI Aerospace, Inc.	300	3,387
	Lockheed Martin Corp.	900	73,836
	LSI Industries, Inc.	700	3,185
*	M&F Worldwide Corp.	400	4,240
*	Magnetek, Inc.	700	1,400
*	Manitex International, Inc.	225	239
	Manpower, Inc.	1,200	34,152
*	Marten Transport, Ltd.	600	10,596
	Masco Corp.	5,100	39,882
	McGrath Rentcorp	900	18,873
	Met-Pro Corp.	533	5,842
*	MFRI, Inc.	200	984
* #	Microvision, Inc.	600	960
* #	Middleby Corp.	179	4,146
*	Miller Industries, Inc.	300	1,644
#	Mine Safety Appliances Co.	1,000	19,620
*	Mobile Mini, Inc.	1,000	12,640
*	Monster Worldwide, Inc.	2,000	18,420
*	Moog, Inc. Class A	1,100	32,956

21

#	MSC Industrial Direct Co., Inc. Class A	500	17,130
	Mueller Industries, Inc.	1,100	22,132
	Mueller Water Products, Inc.	1,700	11,509
	NACCO Industries, Inc. Class A	200	6,398
	National Technical Systems, Inc.	300	1,200
*	Navigant Consulting, Inc.	2,000	28,660
*	NCI Building Systems, Inc.	400	4,636
	Nordson Corp.	1,000	30,210
#	Norfolk Southern Corp.	6,000	230,160
*	North America Galvanizing & Coatings, Inc.	533	1,993
	Northrop Grumman Corp.	2,900	139,548
*	Old Dominion Freight Line, Inc.	800	20,064
	Omega Flex, Inc.	169	2,636
*	On Assignment, Inc.	700	3,241
*	Orbital Sciences Corp.	1,400	23,478
	Oshkosh Truck Corp. Class B	2,100	15,162
*	Owens Corning, Inc.	1,400	18,676
*	P.A.M. Transportation Services, Inc.	300	1,500
#	Paccar, Inc.	750	19,793
	Pall Corp.	500	13,035
	Parker Hannifin Corp.	1,800	68,778
*	Park-Ohio Holdings Corp.	500	1,840
	Pentair, Inc.	2,540	58,090
*	Perini Corp.	600	12,510
*	Pinnacle Airlines Corp.	600	1,200
	Pitney Bowes, Inc.	900	20,034
	Portec Rail Products, Inc.	240	1,747
*	Powell Industries, Inc.	300	7,164
*	Power-One, Inc.	2,800	2,856
	Precision Castparts Corp.	200	12,990
* #	Protection One, Inc.	500	1,425
*	Quality Distribution, Inc.	700	1,631
	Quanex Building Products Corp.	1,300	11,037
*	Quanta Services, Inc.	1,200	25,656
	Quixote Corp.	300	1,263
	R. R. Donnelley & Sons Co.	6,000	58,560
	Raven Industries, Inc.	200	4,362
	Raytheon Co.	4,000	202,480
*	RBC Bearings, Inc.	400	7,312
*	RCM Technologies, Inc.	400	482
	Regal-Beloit Corp.	1,000	33,960
	Republic Services, Inc.	4,210	108,871
*	Resources Connection, Inc.	900	13,023
	Robbins & Myers, Inc.	1,000	17,290
#	Robert Half International, Inc.	460	7,797
	Rockwell Automation, Inc.	700	18,228
	Rockwell Collins, Inc.	700	26,376
	Rollins, Inc.	840	13,104
#	Roper Industries, Inc.	1,200	49,368
*	Rush Enterprises, Inc. Class A	950	8,645
	Ryder System, Inc.	2,300	77,694
	Schawk, Inc.	800	6,512
*	School Specialty, Inc.	400	6,600
* #	Shaw Group, Inc.	800	22,240
	Simpson Manufacturing Co., Inc.	1,600	32,112

22

	SkyWest, Inc.	2,000	31,300
*	SL Industries, Inc.	200	1,200
	Southwest Airlines Co.	14,200	99,826
*	Spire Corp.	200	982
	SPX Corp.	800	33,688
*	Standard Parking Corp.	400	7,656
	Standard Register Co.	700	5,089
	Standex International Corp.	300	4,605
	Steelcase, Inc. Class A	2,400	10,368
*	Stericycle, Inc.	300	14,676
*	Sterling Construction Co., Inc.	400	7,168
#	Sun Hydraulics, Inc.	200	3,080
	Sypris Solutions, Inc.	700	889
	TAL International Group, Inc.	1,100	11,528
*	Taser International, Inc.	900	4,563
*	Team, Inc.	200	3,950
*	Teledyne Technologies, Inc.	800	22,296
*	TeleTech Holdings, Inc.	500	4,045
	Tennant Co.	500	6,770
* #	Terex Corp.	500	5,920
*	Tetra Tech, Inc.	1,700	39,491
	Textron, Inc.	800	7,224
*	The Advisory Board Co.	200	3,500
	The Brink’s Co.	1,100	29,073
	The Dun & Bradstreet Corp.	200	15,200
*	The GEO Group, Inc.	1,500	22,200
#	The Manitowoc Co., Inc.	600	3,300
*	Thomas & Betts Corp.	1,300	27,807
*	Thomas Group, Inc.	261	131
	Timken Co.	2,800	41,692
	Titan International, Inc.	1,125	8,730
	Toro Co.	600	17,766
*	TRC Companies, Inc.	700	2,037
	Tredegar Industries, Inc.	800	13,200
	Trinity Industries, Inc.	1,900	21,869
	Triumph Group, Inc.	500	22,640
*	TrueBlue, Inc.	800	6,800
	Twin Disc, Inc.	400	2,628
* #	UAL Corp.	1,600	15,104
*	Ultralife Corp.	400	3,204
	Union Pacific Corp.	8,300	363,457
	United Parcel Service, Inc.	1,300	55,237
*	United Stationers, Inc.	800	22,408
	United Technologies Corp.	3,300	158,367
	Universal Forest Products, Inc.	600	12,600
*	URS Corp.	900	30,645
*	USG Corp.	800	5,208
#	Valmont Industries, Inc.	300	12,174
*	Versar, Inc.	300	1,095
	Viad Corp.	700	15,561
	Vicor Corp.	900	4,248
*	Volt Information Sciences, Inc.	900	4,797
#	W.W. Grainger, Inc.	320	23,344
	Wabash National Corp.	1,000	2,820
	Wabtec Corp.	1,100	32,923

23

	Walter Industries, Inc.	700	12,908
* #	Waste Connections, Inc.	2,000	58,040
	Waste Management, Inc.	2,400	74,856
	Watsco, Inc. Class A	600	19,830
#	Watson Wyatt Worldwide, Inc.	1,200	55,800
	Watts Water Technologies, Inc.	1,000	22,280
*	WCA Waste Corp.	600	1,278
	Werner Enterprises, Inc.	2,400	36,000
*	WESCO International, Inc.	600	11,052
*	Westaff, Inc.	600	612
	Woodward Governor Co.	1,000	20,570
Total Industrials			8,751,033

Information Technology — (13.5%)
*	3Com Corp.	3,500	8,155
*	Acacia Research	300	948
*	Actel Corp.	1,000	9,020
*	ActivIdentity Corp.	647	1,443
*	Activision Blizzard, Inc.	4,700	41,172
*	Actuate Corp.	1,300	4,628
*	Adaptec, Inc.	4,700	13,113
*	ADC Telecommunications, Inc.	3,400	17,238
*	ADDvantage Technologies Group, Inc.	400	736
*	Adobe Systems, Inc.	1,100	21,241
	Adtran, Inc.	1,400	21,210
*	Advanced Analogic Technologies, Inc.	1,200	3,612
*	Advanced Energy Industries, Inc.	1,300	11,674
* #	Advanced Micro Devices, Inc.	10,700	23,433
*	Advanced Photonix, Inc.	600	630
* #	Advent Software, Inc.	300	6,549
*	Aehr Test Systems	200	292
*	Agilent Technologies, Inc.	1,900	34,352
	Agilysys, Inc.	900	3,213
*	Akamai Technologies, Inc.	700	9,436
	Altera Corp.	1,100	16,918
	American Software, Inc. Class A	900	3,735
*	Amkor Technology, Inc.	1,800	4,176
	Amphenol Corp.	600	15,690
*	Amtech Systems, Inc.	200	808
*	Anadigics, Inc.	3,000	6,090
	Analog Devices, Inc.	1,300	25,974
*	Anaren, Inc.	500	5,910
*	Anixter International, Inc.	800	21,584
* #	Ansys, Inc.	986	24,512
*	Apple, Inc.	1,600	144,208
#	Applied Materials, Inc.	4,200	39,354
*	Applied Micro Circuits Corp.	3,550	14,200
*	Ariba, Inc.	2,200	16,808
*	Arris Group, Inc.	3,610	25,703
*	Arrow Electronics, Inc.	6,500	123,955
*	Art Technology Group, Inc.	2,800	4,788
*	Aspen Technology, Inc.	1,600	10,720
*	Asyst Technologies, Inc.	1,100	297
*	Atheros Communications	1,000	12,010
	Atlantic Tele-Network, Inc.	400	8,600

24

*	Atmel Corp.	14,200	47,428
*	ATMI, Inc.	1,100	14,861
*	Autodesk, Inc.	900	14,904
#	Automatic Data Processing, Inc.	1,200	43,596
*	Avid Technology, Inc.	900	9,009
*	Avnet, Inc.	5,500	109,010
*	Avocent Corp.	1,700	24,395
	AVX Corp.	9,400	85,728
*	Aware, Inc.	900	2,016
*	Axcelis Technologies, Inc.	2,723	776
*	AXT, Inc.	800	1,112
* #	Bankrate, Inc.	500	16,680
	Bel Fuse, Inc. Class B	300	4,572
*	Bell Microproducts, Inc.	900	810
*	Benchmark Electronics, Inc.	2,400	28,176
	Black Box Corp.	800	17,464
*	Blackboard, Inc.	300	7,623
*	Blue Coat Systems, Inc.	400	3,836
*	BMC Software, Inc.	800	20,264
*	Bookham, Inc.	2,500	925
*	Bottomline Technologies, Inc.	700	4,676
*	Brightpoint, Inc.	1,200	5,616
* #	Broadcom Corp.	900	14,265
	Broadridge Financial Solutions, Inc.	1,600	21,584
*	Brocade Communications Systems, Inc.	8,600	32,766
*	Brooks Automation, Inc.	2,700	12,339
*	BSQUARE Corp.	300	747
	CA, Inc.	2,200	39,578
*	Cabot Microelectronics Corp.	700	15,932
*	CACI International, Inc. Class A	1,600	72,240
* #	Cadence Design Systems, Inc.	3,700	13,986
*	CalAmp Corp.	500	485
*	California Micro Devices Corp.	680	1,455
*	Callidus Software, Inc.	1,100	2,882
*	CallWave, Inc.	800	592
*	Catapult Communications Corp.	500	3,450
*	CEVA, Inc.	700	4,781
*	Checkpoint Systems, Inc.	1,300	11,635
*	Chordiant Software, Inc.	300	705
* #	Ciena Corp.	900	5,616
*	Cirrus Logic, Inc.	1,800	5,076
*	Cisco Sytems, Inc.	11,000	164,670
*	Citrix Systems, Inc.	5,000	105,200
*	Cogent, Inc.	4,900	57,036
	Cognex Corp.	1,140	14,888
* #	Cognizant Technology Solutions Corp.	1,200	22,476
*	Coherent, Inc.	1,100	19,899
	Cohu, Inc.	600	5,988
*	CommScope, Inc.	3,800	54,796
*	Computer Sciences Corp.	5,000	184,200
*	Compuware Corp.	7,100	46,150
* #	Comtech Telecommunications Corp.	500	19,400
*	Concur Technologies, Inc.	600	14,814
* #	Convera Corp.	1,100	176
*	Convergys Corp.	1,700	12,801

25

	Corning, Inc.	3,600	36,396
*	CPI International, Inc.	600	4,602
* #	Cree, Inc.	2,500	49,825
*	CSG Systems International, Inc.	800	11,600
*	CyberOptics Corp.	300	1,683
*	CyberSource Corp.	500	5,965
*	Cymer, Inc.	800	16,320
*	Cypress Semiconductor Corp.	2,700	12,177
	Daktronics, Inc.	500	4,315
*	DealerTrack Holdings, Inc.	700	7,973
* #	Dell, Inc.	3,100	29,450
	Diebold, Inc.	1,900	47,082
*	Digi International, Inc.	900	6,840
*	Digimarc Corp.	228	2,175
*	Digital River, Inc.	900	22,293
*	Diodes, Inc.	900	5,832
*	Ditech Networks, Inc.	1,200	1,152
*	Dolby Laboratories, Inc.	200	5,112
*	Dot Hill Systems Corp.	544	269
*	DSP Group, Inc.	600	3,906
*	DST Systems, Inc.	200	6,354
*	DTS, Inc.	500	6,800
*	Dycom Industries, Inc.	1,300	8,853
*	Dynamics Research Corp.	300	2,091
* #	EarthLink, Inc.	3,100	23,343
*	eBay, Inc.	3,100	37,262
*	Echelon Corp.	600	4,440
*	Echostar Holding Corp.	60	904
*	Electro Scientific Industries, Inc.	800	5,056
*	Electroglas, Inc.	200	28
*	Electronic Arts, Inc.	800	12,352
*	Electronics for Imaging, Inc.	1,600	14,224
*	EMC Corp.	6,900	76,176
* #	EMCORE Corp.	1,200	1,584
*	EMS Technologies, Inc.	520	12,480
*	Emulex Corp.	2,400	13,704
*	Entegris, Inc.	3,900	5,421
*	Entorian Technologies, Inc.	287	67
*	Epicor Software Corp.	1,100	3,894
*	EPIQ Systems, Inc.	900	15,948
*	Equinix, Inc.	400	21,340
*	Euronet Worldwide, Inc.	1,600	16,080
*	Exar Corp.	2,500	16,925
*	Extreme Networks, Inc.	1,600	2,832
* #	F5 Networks, Inc.	600	13,302
#	FactSet Research Systems, Inc.	400	15,920
	Fair Isaac Corp.	1,600	20,320
*	Fairchild Semiconductor Corp. Class A	3,600	16,380
*	FalconStor Software, Inc.	700	2,233
*	Faro Technologies, Inc.	300	4,506
*	FEI Co.	800	14,560
	Fidelity National Information Services, Inc.	2,700	42,957
*	Finisar Corp.	3,300	1,683
*	Fiserv, Inc.	2,200	69,850
* #	FLIR Systems, Inc.	800	19,976

26

*	FormFactor, Inc.	1,400	21,784
*	Forrester Research, Inc.	700	14,616
	Frequency Electronics, Inc.	300	945
*	Gartner Group, Inc.	900	12,744
*	Gerber Scientific, Inc.	900	2,826
	Global Payments, Inc.	1,000	34,710
*	Goldleaf Financial Solutions, Inc.	500	350
*	Google, Inc.	400	135,412
*	Hackett Group, Inc.	1,600	4,496
*	Harmonic, Inc.	1,400	7,210
	Harris Corp.	600	25,974
*	Harris Stratex Networks, Inc. Class A	800	5,520
	Heartland Payment Systems, Inc.	400	3,628
* #	Hewitt Associates, Inc. Class A	900	25,542
	Hewlett-Packard Co.	8,600	298,850
*	hi/fn, inc.	500	1,573
*	Hittite Microwave Corp.	300	7,686
*	Hutchinson Technology, Inc.	800	2,536
*	Hypercom Corp.	1,600	2,432
*	I.D. Systems, Inc.	400	1,532
*	iBasis, Inc.	400	368
*	iGATE Capital Corp.	1,500	6,135
*	iGo, Inc.	500	395
*	Ikanos Communications, Inc.	1,100	1,419
*	I-many, Inc.	295	115
	Imergent, Inc.	200	920
*	Immersion Corp.	800	4,152
*	Informatica Corp.	1,600	20,416
	InfoSpace, Inc.	1,000	8,010
*	Ingram Micro, Inc.	4,800	58,896
*	Innodata Isogen, Inc.	200	448
*	Insight Enterprises, Inc.	1,600	8,288
	Integral Systems, Inc.	800	8,744
*	Integrated Device Technology, Inc.	5,600	32,144
*	Integrated Silicon Solution, Inc.	836	1,421
	Intel Corp.	13,300	171,570
*	Interactive Intelligence, Inc.	200	1,374
*	Intermec, Inc.	1,700	21,114
*	Internap Network Services Corp.	1,600	4,304
	International Business Machines Corp.	4,800	439,920
*	International Rectifier Corp.	2,600	35,412
*	Internet Capital Group, Inc.	1,300	5,603
*	Interphase Corp.	200	313
	Intersil Corp.	4,800	44,688
*	Interwoven, Inc.	1,400	22,078
*	Intevac, Inc.	500	2,190
*	IntriCon Corp.	200	750
*	Intuit, Inc.	1,400	31,710
*	iPass, Inc.	2,100	2,667
* #	Iron Mountain, Inc.	2,600	53,196
*	Iteris, Inc.	1,100	1,540
* #	Itron, Inc.	300	19,590
*	Ixia	2,200	11,704
	IXYS Corp.	1,200	8,220
*	j2 Global Communications, Inc.	700	13,706

27

	Jabil Circuit, Inc.	2,900	16,878
	Jack Henry & Associates, Inc.	1,600	28,480
*	JDA Software Group, Inc.	1,000	11,200
*	JDS Uniphase Corp.	6,600	23,958
* #	Juniper Networks, Inc.	1,100	15,576
*	Jupitermedia Corp.	995	507
	Keithley Instruments, Inc.	500	1,735
*	Key Tronic Corp.	400	468
	KLA-Tencor Corp.	2,800	56,112
*	Kopin Corp.	1,717	2,713
*	Kratos Defense & Security Solutions, Inc.	3,832	4,522
*	Kulicke & Soffa Industries, Inc.	1,300	1,989
*	KVH Industries, Inc.	400	2,300
*	L-1 Identity Solutions, Inc.	2,900	21,025
* #	Lam Research Corp.	600	12,126
*	LaserCard Corp.	200	660
*	Lawson Software, Inc.	5,200	21,944
*	LeCroy Corp.	400	920
	Lender Processing Services, Inc.	1,100	28,512
* #	Lexmark International, Inc.	1,600	37,888
	Linear Technology Corp.	940	22,015
*	Lionbridge Technologies, Inc.	322	580
*	Littlefuse, Inc.	700	10,710
*	LoJack Corp.	600	2,280
*	Loral Space & Communications, Inc.	700	9,247
*	LSI Corp.	4,700	14,946
*	LTX-Credence Corp.	674	195
*	Macrovision Solutions Corp.	2,322	30,441
*	Magma Design Automation, Inc.	400	460
*	Management Network Group, Inc.	1,300	533
* #	Manhattan Associates, Inc.	600	9,204
*	ManTech International Corp. Class A	600	32,178
	Marchex, Inc. Class B	900	4,509
*	Mastec, Inc.	1,900	20,197
*	Mastech Holdings, Inc.	44	82
*	Mattson Technology, Inc.	1,500	1,470
#	Maxim Integrated Products, Inc.	1,000	13,230
	Maximus, Inc.	800	29,728
*	Maxwell Technologies, Inc.	700	3,276
*	McAfee, Inc.	1,600	48,784
*	MEMC Electronic Materials, Inc.	500	6,800
*	Mentor Graphics Corp.	2,900	13,514
*	Mercury Computer Systems, Inc.	700	4,179
*	Metavante Technologies, Inc.	1,666	24,174
	Methode Electronics, Inc.	2,000	9,240
	Micrel, Inc.	1,800	13,680
	Microchip Technology, Inc.	1,400	26,558
* #	Micron Technology, Inc.	14,600	54,312
*	Micros Systems, Inc.	800	11,520
*	Microsemi Corp.	1,700	14,280
	Microsoft Corp.	14,500	247,950
*	Microtune, Inc.	1,200	2,052
*	Midway Games, Inc.	500	125
*	MIPS Technologies, Inc.	1,400	2,352
*	MKS Instruments, Inc.	1,700	23,885

28

*	ModusLink Global Solutions, Inc.	2,200	5,126
	Molex, Inc. Class A	1,484	18,134
*	Monolithic Power Systems	300	3,645
	Motorola, Inc.	43,100	190,933
*	MPS Group, Inc.	3,400	20,570
*	MRV Communications, Inc.	2,481	1,265
*	MSC.Software Corp.	1,400	8,148
	MTS Systems Corp.	800	20,952
*	Multi-Fineline Electronix, Inc.	800	14,824
*	Napco Security Technologies, Inc.	700	791
#	National Instruments Corp.	1,000	21,470
	National Semiconductor Corp.	1,100	11,154
*	NCR Corp.	3,300	41,415
*	NetApp, Inc.	600	8,898
*	NETGEAR, Inc.	800	8,896
* #	NetLogic Microsystems, Inc.	500	10,605
*	NetScout Systems, Inc.	900	12,798
*	Network Equipment Technologies, Inc.	800	2,504
	NIC, Inc.	700	3,738
*	Novatel Wireless, Inc.	700	3,878
*	Novell, Inc.	19,500	72,150
*	Novellus Systems, Inc.	3,300	45,507
*	Nu Horizons Electronics Corp.	700	1,099
*	Nuance Communications, Inc.	1,800	17,748
* #	Nvidia Corp.	1,350	10,733
*	Omniture, Inc.	196	1,782
*	OmniVision Technologies, Inc.	1,900	12,711
*	ON Semiconductor Corp.	6,498	27,097
*	Online Resources Corp.	300	948
*	Oplink Communications, Inc.	800	5,656
*	OPNET Technologies, Inc.	800	6,560
*	Oracle Corp.	11,700	196,911
*	OSI Systems, Inc.	500	7,315
*	OYO Geospace Corp.	200	2,990
* #	Palm, Inc.	3,000	23,010
*	PAR Technology Corp.	400	1,812
*	Parametric Technology Corp.	2,500	22,500
	Park Electrochemical Corp.	600	10,530
* #	ParkerVision, Inc.	300	537
#	Paychex, Inc.	1,200	29,148
*	PC Connection, Inc.	1,100	5,379
	PC-Tel, Inc.	700	4,522
*	PDF Solutions, Inc.	800	1,192
	Pegasystems, Inc.	1,200	16,284
*	Perficient, Inc.	600	2,346
*	Performance Technologies, Inc.	400	1,264
*	Pericom Semiconductor Corp.	900	5,553
*	Perot Systems Corp.	3,400	44,166
*	Pervasive Software, Inc.	800	2,896
*	Phoenix Technologies, Ltd.	300	774
*	Planar Systems, Inc.	700	322
	Plantronics, Inc.	1,600	16,240
*	PLATO Learning, Inc.	800	1,112
*	Plexus Corp.	1,300	18,798
*	PLX Technology, Inc.	900	1,485

29

*	PMC-Sierra, Inc.	4,900	23,863
* #	Polycom, Inc.	1,600	22,480
	Power Integrations, Inc.	700	13,629
*	Powerwave Technologies, Inc.	4,300	1,935
*	Presstek, Inc.	1,300	2,808
*	Progress Software Corp.	1,200	20,472
	QAD, Inc.	1,000	2,560
*	QLogic Corp.	2,900	32,828
	QUALCOMM, Inc.	3,800	131,290
#	Quality Systems, Inc.	300	11,184
*	Quantum Corp.	5,700	2,907
*	Quest Software, Inc.	2,900	36,163
*	QuickLogic Corp.	900	801
*	Rackable Systems, Inc.	600	2,358
*	Radiant Systems, Inc.	900	3,114
*	RadiSys Corp.	900	4,257
*	RAE Systems, Inc.	900	333
*	Rambus, Inc.	900	8,154
*	Ramtron International Corp.	800	1,360
*	RealNetworks, Inc.	4,900	13,818
*	Red Hat, Inc.	800	11,720
*	Relm Wireless Corp.	100	76
	Renaissance Learning, Inc.	400	2,892
*	RF Micro Devices, Inc.	2,501	2,701
	Richardson Electronics, Ltd.	500	1,865
*	RightNow Technologies, Inc.	400	2,336
*	Rimage Corp.	400	5,244
*	Rofin-Sinar Technologies, Inc.	800	13,512
*	Rogers Corp.	600	14,700
*	Rudolph Technologies, Inc.	800	2,248
*	Saba Software, Inc.	700	1,148
*	Safeguard Scientifics, Inc.	2,400	1,440
* #	Salesforce.com, Inc.	500	13,305
*	Sandisk Corp.	3,200	36,576
*	Sapient Corp.	2,900	12,354
*	SAVVIS, Inc.	200	1,276
*	ScanSource, Inc.	700	13,104
*	Scientific Learning Corp.	400	796
*	SeaChange International, Inc.	400	2,368
*	Semitool, Inc.	1,000	2,770
*	Semtech Corp.	2,900	34,075
*	Sigma Designs, Inc.	300	3,066
*	Silicon Image, Inc.	2,500	9,175
*	Silicon Laboratories, Inc.	1,200	27,636
*	Silicon Storage Technology, Inc.	4,045	8,292
*	Skyworks Solutions, Inc.	5,200	22,464
*	Smith Micro Software, Inc.	900	4,770
*	Soapstone Networks, Inc.	500	1,235
*	SoftBrands, Inc.	600	234
*	Sonic Solutions, Inc.	700	917
*	SonicWALL, Inc.	1,800	6,336
* #	Sonus Networks, Inc.	5,900	7,788
*	SourceForge, Inc.	1,700	1,700
*	Spectrum Control, Inc.	500	3,620
*	SPSS, Inc.	500	12,840

30

*	SRA International, Inc.	1,400	22,862
*	SRS Labs, Inc.	500	2,565
*	Standard Microsystems Corp.	800	11,080
	StarTek, Inc.	500	2,320
* #	STEC, Inc.	1,100	4,928
* #	Stratasys, Inc.	400	4,284
*	SumTotal Systems, Inc.	600	1,512
*	Sun Microsystems, Inc.	2,675	11,128
*	SunPower Corp.	740	19,551
*	Supertex, Inc.	400	9,076
*	SupportSoft, Inc.	1,800	3,402
* #	Sybase, Inc.	2,000	54,620
*	Sycamore Networks, Inc.	9,200	21,620
*	Sykes Enterprises, Inc.	1,400	23,394
*	Symantec Corp.	7,300	111,909
*	Symmetricom, Inc.	1,000	3,710
* #	Synaptics, Inc.	350	8,250
*	SYNNEX Corp.	1,100	16,885
*	Synopsys, Inc.	3,500	64,750
#	Syntel, Inc.	600	12,930
	Take-Two Interactive Software, Inc.	2,100	14,742
*	Tech Data Corp.	1,700	30,787
	Technitrol, Inc.	1,400	3,080
*	TechTeam Global, Inc.	400	2,000
*	Tekelec	1,700	21,114
*	TeleCommunication Systems, Inc.	1,000	7,160
*	Tellabs, Inc.	20,200	83,426
*	Telular Corp.	600	948
*	Teradata Corp.	1,200	15,756
*	Teradyne, Inc.	4,500	21,645
*	Terremark Worldwide, Inc.	1,600	5,616
*	Tessera Technologies, Inc.	1,100	12,936
	Texas Instruments, Inc.	3,200	47,840
* #	The Knot, Inc.	900	6,192
	TheStreet.com, Inc.	300	819
*	THQ, Inc.	1,300	5,135
*	TIBCO Software, Inc.	5,700	30,495
	Total System Services, Inc.	1,614	20,433
*	Transact Technologies, Inc.	400	1,568
* #	Trimble Navigation, Ltd.	600	8,892
*	Triquint Semiconductor, Inc.	5,441	10,991
*	TTM Technologies, Inc.	1,700	10,251
*	Tyler Technologies, Inc.	1,100	13,849
*	Ultimate Software Group, Inc.	300	4,131
*	Ultra Clean Holdings, Inc.	800	896
*	Ultratech, Inc.	700	7,840
*	Unisys Corp.	1,100	825
	United Online, Inc.	1,900	11,628
*	Universal Display Corp.	400	3,052
* #	ValueClick, Inc.	1,100	6,875
*	Varian Semiconductor Equipment Associates, Inc.	700	13,328
*	Veeco Instruments, Inc.	1,100	5,313
*	VeriFone Holdings, Inc.	300	1,389
*	VeriSign, Inc.	700	13,517
*	Viasat, Inc.	1,000	22,160

31

*	Vicon Industries, Inc.	200	1,148
*	Video Display Corp.	300	1,212
*	Virage Logic Corp.	700	2,156
*	Vishay Intertechnology, Inc.	6,300	18,648
*	Vocus, Inc.	200	3,052
*	Web.com Group, Inc.	1,100	3,300
*	Websense, Inc.	500	5,600
*	Westell Technologies, Inc.	2,100	672
* #	Western Digital Corp.	2,900	42,572
*	Wind River Systems, Inc.	2,500	19,925
*	Wireless Ronin Technologies, Inc.	300	351
*	Wireless Telecom Group, Inc.	300	108
*	Wright Express Corp.	400	4,664
	Xerox Corp.	9,200	61,088
#	Xilinx, Inc.	1,000	16,850
*	X-Rite, Inc.	1,000	1,330
*	Yahoo!, Inc.	3,000	35,190
*	Zebra Technologies Corp. Class A	1,500	25,245
*	ZiLOG, Inc.	600	1,452
*	Zoran Corp.	1,600	9,504
Total Information Technology			8,444,303

Materials — (4.9%)
	A.M. Castle & Co.	700	5,922
*	AEP Industries, Inc.	200	2,868
	Air Products & Chemicals, Inc.	900	45,270
	Airgas, Inc.	1,900	67,089
	AK Steel Holding Corp.	400	3,228
	Albemarle Corp.	1,700	37,825
#	Alcoa, Inc.	7,700	59,983
#	Allegheny Technologies, Inc.	500	11,045
	AMCOL International Corp.	1,400	20,286
	American Vanguard Corp.	800	11,368
#	AptarGroup, Inc.	1,600	49,312
	Arch Chemicals, Inc.	700	15,687
	Ashland, Inc.	2,141	17,171
	Balchem Corp.	500	11,165
	Ball Corp.	500	19,170
	Bemis Co., Inc.	3,000	67,710
*	Brush Engineered Materials, Inc.	600	7,536
	Cabot Corp.	1,000	13,360
	Calgon Carbon Corp.	1,100	13,827
	Carpenter Technology Corp.	1,200	19,800
	Celanese Corp. Class A	700	7,455
*	Century Aluminum Co.	500	1,775
	CF Industries Holdings, Inc.	600	28,200
	Chemtura Corp.	7,600	5,700
	Cliffs Natural Resources, Inc.	1,800	41,706
* #	Coeur d’Alene Mines Corp.	4,880	3,465
	Commercial Metals Co.	3,500	40,250
	Compass Minerals International, Inc.	500	30,085
*	Core Molding Technologies, Inc.	300	627
*	Crown Holdings, Inc.	1,100	20,625
	Cytec Industries, Inc.	1,400	28,616
	Deltic Timber Corp.	600	23,742

32

	Dow Chemical Co.	16,900	195,871
	du Pont (E.I.) de Nemours & Co.	3,700	84,952
	Eagle Materials, Inc.	2,100	37,968
#	Eastman Chemical Co.	1,200	31,140
	Ecolab, Inc.	600	20,376
	Ferro Corp.	1,700	6,732
*	Flotek Industries, Inc.	200	578
	FMC Corp.	1,100	49,082
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	65,364
	Friedman Industries, Inc.	300	1,680
*	General Moly, Inc.	600	540
	Georgia Gulf Corp.	700	658
	Gibraltar Industries, Inc.	600	6,138
*	Graphic Packaging Holding Co.	5,693	4,953
	Greif, Inc. Class A	600	18,156
	H.B. Fuller Co.	1,500	20,955
*	Headwaters, Inc.	1,500	6,795
*	Hecla Mining Co.	2,700	7,155
*	ICO, Inc.	400	1,060
	International Flavors & Fragrances, Inc.	300	8,586
	International Paper Co.	13,100	119,472
*	ION Geophysical Corp.	2,300	3,450
	Kaiser Aluminum Corp.	1,100	27,324
	KMG Chemicals, Inc.	300	1,560
*	Landec Corp.	800	4,400
	Louisiana-Pacific Corp.	2,100	4,368
*	LSB Industries, Inc.	200	1,476
	Lubrizol Corp.	1,000	34,120
#	Martin Marietta Materials, Inc.	200	16,104
*	Material Sciences Corp.	400	560
	MeadWestavco Corp.	4,800	55,872
	Minerals Technologies, Inc.	600	22,686
	Monsanto Co.	900	68,454
	Nalco Holding Co.	6,300	61,803
*	Nanophase Technologies Corp.	300	249
	NewMarket Corp.	600	18,900
	Newmont Mining Corp.	2,800	111,384
	NL Industries, Inc.	1,600	18,496
	Nucor Corp.	1,200	48,948
	Olin Corp.	2,100	29,505
	Olympic Steel, Inc.	300	4,761
*	OM Group, Inc.	900	17,442
*	OMNOVA Solutions, Inc.	746	679
*	Owens-Illinois, Inc.	700	13,300
	Packaging Corp. of America	2,400	34,080
*	Pactiv Corp.	2,100	45,402
*	Patriot Coal Corp.	180	923
	Penford Corp.	200	1,732
*	PolyOne Corp.	3,100	6,355
	PPG Industries, Inc.	2,000	75,160
	Praxair, Inc.	600	37,356
	Quaker Chemical Corp.	300	3,423
*	Ready Mix, Inc.	200	270
	Reliance Steel & Aluminum Co.	1,800	39,834
	Rock-Tenn Co. Class A	1,100	34,287

33

*	Rockwood Holdings, Inc.	2,100	15,771
	Rohm & Haas Co.	2,900	160,051
	Royal Gold, Inc.	800	38,464
	RPM International, Inc.	3,500	43,085
*	RTI International Metals, Inc.	700	9,317
	Schnitzer Steel Industries, Inc. Class A	600	23,562
	Schweitzer-Maudoit International, Inc.	500	10,700
	Sealed Air Corp.	2,400	32,520
	Sensient Technologies Corp.	1,600	34,400
	Silgan Holdings, Inc.	400	18,336
*	Smurfit-Stone Container Corp.	9,300	308
#	Southern Copper Corp.	1,800	25,092
	Steel Dynamics, Inc.	3,400	36,108
	Stepan Co.	300	11,007
*	Stillwater Mining Co.	2,800	11,620
	Temple-Inland, Inc.	1,500	8,505
	Terra Industries, Inc.	1,200	24,576
#	Texas Industries, Inc.	1,000	22,710
#	The Mosaic Co.	800	28,536
	The Scotts Miracle-Gro Co. Class A	500	16,110
	Titanium Metals Corp.	700	4,935
*	U.S. Concrete, Inc.	1,100	3,058
* #	U.S. Gold Corp.	1,400	2,772
*	United States Lime & Minerals, Inc.	200	4,210
#	United States Steel Corp.	1,600	48,048
*	Universal Stainless & Alloy Products, Inc.	200	2,900
	Valhi, Inc.	900	13,365
	Valspar Corp.	3,000	52,050
#	Vulcan Materials Co.	500	24,730
*	W.R. Grace & Co.	500	2,885
	Westlake Chemical Corp.	1,581	21,612
	Weyerhaeuser Co.	1,900	51,946
	Worthington Industries, Inc.	2,400	24,144
	Zep, Inc.	200	2,198
*	Zoltek Companies, Inc.	500	3,540
Total Materials			3,097,913

Telecommunication Services — (4.1%)
	Alaska Communications Systems Group, Inc.	900	7,515
*	American Tower Corp.	900	27,306
	AT&T, Inc.	33,087	814,602
*	Cbeyond, Inc.	300	4,722
*	Centennial Communications Corp.	2,000	16,360
	CenturyTel, Inc.	3,000	81,420
*	Cincinnati Bell, Inc.	4,600	6,394
*	Cogent Communications Group, Inc.	500	3,325
	Consolidated Communications Holdings, Inc.	800	9,008
* #	Crown Castle International Corp.	7,800	152,256
	D&E Communications, Inc.	500	3,495
	Embarq Corp.	600	21,432
	FairPoint Communications, Inc.	1,611	4,398
*	FiberTower Corp.	600	87
	Frontier Communications Corp.	4,800	38,928
*	General Communications, Inc. Class A	1,100	7,227
	Hickory Tech Corp.	250	1,478

34

	IDT Corp. Class B	1,200	420
#	Iowa Telecommunications Services, Inc.	700	8,995
*	Leap Wireless International, Inc.	700	17,640
*	Level 3 Communications, Inc.	2,800	2,800
*	NeuStar, Inc.	700	9,534
* #	NextWave Wireless, Inc.	1,700	357
*	NII Holdings, Inc.	500	9,700
*	PAETEC Holding Corp.	1,200	1,620
*	Premiere Global Services, Inc.	1,600	15,504
#	Qwest Communications International, Inc.	6,700	21,574
* #	SBA Communications Corp.	900	17,910
*	Sprint Nextel Corp.	24,700	60,021
	SureWest Communications	400	4,084
*	Syniverse Holdings, Inc.	1,900	25,764
	Telephone & Data Systems, Inc.	1,800	54,918
	Telephone & Data Systems, Inc. Special Shares	400	10,840
*	tw telecom, inc.	1,200	9,180
*	United States Cellular Corp.	1,020	42,789
	Verizon Communications, Inc.	34,440	1,028,723
	Windstream Corp.	2,000	17,360
Total Telecommunication Services			2,559,686

Utilities — (4.0%)
*	AES Corp.	1,500	11,865
	AGL Resources, Inc.	1,200	36,996
	Allegheny Energy, Inc.	700	23,268
#	ALLETE, Inc.	800	24,880
#	Alliant Energy Corp.	400	11,532
#	Ameren Corp.	900	29,925
	American Electric Power Co., Inc.	900	28,215
	American States Water Co.	300	10,371
	Aqua America, Inc.	1,500	31,110
	Artesian Resources Corp. Class A	200	3,128
	Atmos Energy Corp.	1,500	36,825
	Avista Corp.	1,000	19,040
	Black Hills Corp.	700	18,550
	California Water Service Group	400	17,400
	CenterPoint Energy, Inc.	1,600	21,408
	Central Vermont Public Service Corp.	200	4,520
	CH Energy Group, Inc.	500	25,290
	Chesapeake Utilities Corp.	160	4,635
	Cleco Corp.	1,700	38,845
#	CMS Energy Corp.	2,500	29,375
	Connecticut Water Services, Inc.	200	4,628
	Consolidated Edison, Inc.	1,000	40,750
	Constellation Energy Group	400	10,520
	Dominion Resources, Inc.	1,200	42,216
	DPL, Inc.	900	19,395
	DTE Energy Co.	800	27,600
	Duke Energy Corp.	2,700	40,905
*	Dynegy, Inc.	2,000	4,220
	Edison International	700	22,799
*	El Paso Electric Co.	800	13,232
	Empire District Electric Co.	1,000	17,760
	Energen Corp.	600	17,526

35

	Entergy Corp.	500	38,180
*	Environmental Power Corp.	100	63
#	Equitable Resources, Inc.	400	13,692
	Exelon Corp.	1,400	75,908
	FirstEnergy Corp.	700	34,993
	Florida Public Utilities Co.	200	2,073
	FPL Group, Inc.	900	46,395
	Great Plains Energy, Inc.	1,400	26,698
	Hawaiian Electric Industries, Inc.	1,300	28,184
	IDACORP, Inc.	1,200	34,932
	Integrys Energy Group, Inc.	600	25,050
	ITC Holdings Corp.	1,000	41,980
	Laclede Group, Inc.	700	31,773
	MDU Resources Group, Inc.	800	15,912
	MGE Energy, Inc.	400	12,820
	Middlesex Water Co.	600	9,930
*	Mirant Corp.	1,800	30,906
	National Fuel Gas Co.	900	26,964
	New Jersey Resources Corp.	900	36,081
	Nicor, Inc.	400	13,684
	NiSource, Inc.	1,200	11,616
	Northeast Utilities, Inc.	700	16,660
	Northwest Natural Gas Co.	400	17,176
*	NRG Energy, Inc.	3,400	79,424
	NSTAR	1,800	60,876
	NV Energy, Inc.	3,900	41,847
	OGE Energy Corp.	1,700	41,956
	Oneok, Inc.	400	11,688
	Ormat Technologies, Inc.	1,400	43,386
	Otter Tail Corp.	600	12,162
	Pepco Holdings, Inc.	800	14,248
	PG&E Corp.	800	30,936
	Piedmont Natural Gas Co.	1,400	36,274
	Pinnacle West Capital Corp.	1,800	60,246
	PNM Resources, Inc.	800	8,032
	Portland General Electric Co.	1,120	21,784
	PPL Corp.	800	24,528
#	Progress Energy, Inc.	900	34,848
	Public Service Enterprise Group, Inc.	5,800	183,106
	Puget Energy, Inc.	1,000	29,400
	Questar Corp.	2,300	78,154
*	Reliant Energy, Inc.	4,900	24,941
	SCANA Corp.	400	13,716
	Sempra Energy	600	26,304
	SJW Corp.	600	16,134
	South Jersey Industries, Inc.	600	22,380
	Southern Co.	1,600	53,520
	Southern Union Co.	1,300	16,757
	Southwest Gas Corp.	1,000	25,760
	Southwest Water Co.	400	1,792
	TECO Energy, Inc.	2,300	27,623
	UGI Corp.	1,200	30,444
	UIL Holdings Corp.	500	13,215
	Unisource Energy Corp.	300	8,472
	Vectren Corp.	800	20,632

36

	Westar Energy, Inc.	1,800	36,144
	WGL Holdings, Inc.	700	22,470
	Wisconsin Energy Corp.	400	17,832
	Xcel Energy, Inc.	1,700	31,382
	York Water Co.	160	1,886
	Total Utilities		2,504,698

	TOTAL COMMON STOCKS		55,701,899

	TEMPORARY CASH INVESTMENTS — (0.5%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	340,300	340,300

	SECURITIES LENDING COLLATERAL — (10.5%)
§ @	DFA Short Term Investment Fund LP	6,500,384	6,500,384

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $70,947 FNMA 7.000%, 01/01/38, valued at $63,160) to be repurchased at $61,321	$61	61,320

	TOTAL SECURITIES LENDING COLLATERAL		6,561,704

	TOTAL INVESTMENTS - (100.0%)
	(Cost $108,101,092)##		$62,603,903

37

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.0%)
COMMON STOCKS — (4.0%)
#	ABB Grain, Ltd.	3,817	$15,882
	Adelaide Brighton, Ltd.	5,759	6,104
	AGL Energy, Ltd.	1,753	16,154
	Amalgamated Holdings, Ltd.	3,485	9,991
	Amcor, Ltd.	14,781	50,034
	AMP, Ltd.	3,850	12,696
#	APA Group	3,693	6,997
#	APN News & Media, Ltd.	4,922	6,187
*	Aquila Resources, Ltd.	2,004	3,155
# *	Arrow Energy NL	2,764	3,667
	Asciano Group	13,420	9,210
#	ASX, Ltd.	1,133	19,239
*	Austar United Communications, Ltd.	13,491	6,234
	Australia & New Zealand Banking Group, Ltd.	11,741	97,430
#	Australian Infrastructure Fund	7,205	7,861
	Australian Worldwide Exploration, Ltd.	11,677	19,243
	Automotive Holdings Group, Ltd.	5,863	2,026
	AXA Asia Pacific Holdings, Ltd.	6,839	20,207
#	Babcock & Brown Infrastructure Group	21,365	1,106
	Bank of Queensland, Ltd.	4,513	20,905
	Beach Petroleum, Ltd.	17,383	8,348
	Becton Property Group	3,443	204
	Bendigo Bank, Ltd.	3,970	24,948
	BHP Billiton, Ltd. Sponsored ADR	2,200	82,588
	Billabong International, Ltd.	4,200	19,463
	BlueScope Steel, Ltd.	12,473	27,417
#	Boral, Ltd.	17,282	35,691
	Bradken, Ltd.	1,584	2,407
	Brambles, Ltd.	2,733	11,623
	Brickworks, Ltd.	1,710	11,356
	Caltex Australia, Ltd.	3,267	17,912
	Campbell Brothers, Ltd.	848	8,245
*	CBH Resources, Ltd.	5,494	—
#	Centennial Coal Co., Ltd.	7,452	13,008
#	Challenger Financial Services Group, Ltd.	9,885	7,410
#	Charter Hall Group	8,834	1,351
	Coca-Cola Amatil, Ltd.	3,099	17,858
	Commonwealth Bank of Australia	9,957	169,181
	Computershare, Ltd.	4,842	21,923
#	ConnectEast Group	31,301	9,027
	Crane Group, Ltd.	869	4,426

1

	CSR, Ltd.	41,042	36,330
	David Jones, Ltd.	11,064	15,979
	Downer EDI, Ltd.	12,044	26,779
	DUET Group	10,611	14,185
#	Energy Developments, Ltd.	7,608	10,606
# *	Energy World Corp., Ltd.	12,801	1,749
	Envestra, Ltd.	25,056	4,727
#	Fairfax Media, Ltd.	20,026	17,585
	FKP Property Group	4,154	1,166
#	Flight Centre, Ltd.	646	2,552
	Futuris Corp., Ltd.	22,255	7,912
	Goodman Fielder, Ltd.	42,616	41,026
*	Graincorp, Ltd. Series A	1,422	4,672
#	GUD Holdings, Ltd.	1,756	6,651
#	GWA International, Ltd.	5,541	8,249
#	Hills Industries, Ltd.	4,266	6,251
# *	Iluka Resources, Ltd.	6,256	16,582
	Incitec Pivot, Ltd.	7,643	12,554
	Insurance Australia Group, Ltd.	29,208	71,352
	IOOF Holdings, Ltd.	2,294	5,057
#	Iress Market Technology, Ltd.	2,664	8,714
	James Hardie Industries NV Sponsored ADR	600	7,470
#	JB Hi-Fi, Ltd.	833	4,858
	Leighton Holdings, Ltd.	364	3,777
	Lend Lease Corp., Ltd.	5,245	22,158
*	Lihir Gold, Ltd.	7,425	14,733
#	MacArthur Coal, Ltd.	1,424	2,634
	MacMahon Holdings, Ltd.	18,668	3,763
#	Macquarie Communications Infrastructure Group	5,436	3,181
#	Macquarie Group, Ltd.	1,646	26,315
	Macquarie Media Group, Ltd.	5,110	2,739
	Metcash, Ltd.	18,821	49,761
	Minara Resources, Ltd.	5,762	1,313
	Mincor Resources NL	4,393	1,718
	Monadelphous Group, Ltd.	1,313	5,215
# *	Mount Gibson Iron, Ltd.	8,762	2,161
*	Murchison Metals, Ltd.	4,058	1,297
	National Australia Bank, Ltd.	14,552	171,631
	Navitas, Ltd.	4,902	6,817
#	New Hope Corp., Ltd.	7,888	16,796
# *	Nexus Energy, Ltd.	18,680	5,763
	Nufarm, Ltd.	4,654	32,888
	Oil Search, Ltd.	13,130	35,547
	Onesteel, Ltd.	10,519	15,838
	Orica, Ltd.	2,763	23,232
	Origin Energy, Ltd.	14,029	123,619
	OZ Minerals, Ltd.	20,178	7,052
	Pacific Brands, Ltd.	9,166	2,431
# *	Paladin Energy, Ltd.	5,036	9,568
	Panoramic Resources, Ltd.	3,668	1,898
	Peet, Ltd.	5,863	5,562
#	Perpetual Trustees Australia, Ltd.	313	5,978

2

	PMP, Ltd.	15,111	3,945
	Premier Investments, Ltd.	1,264	2,987
#	Programmed Maintenance Service, Ltd.	5,478	8,297
	Qantas Airways, Ltd.	6,171	9,452
#	QBE Insurance Group, Ltd.	2,043	30,723
	Reece Australia, Ltd.	772	7,715
#	Rio Tinto, Ltd.	597	15,496
# *	Riversdale Mining, Ltd.	2,941	3,986
*	Roc Oil Co., Ltd.	9,402	2,948
	SAI Global, Ltd.	7,558	12,143
	Salmat, Ltd.	4,935	9,841
	Santos, Ltd.	3,845	34,478
#	Seven Network, Ltd.	3,972	14,932
*	Silex System, Ltd.	1,612	3,622
	Sims Metal Management, Ltd.	1,941	20,473
*	Sino Gold Mining, Ltd.	9,927	30,684
	Spark Infrastructure Group	6,940	5,884
	Spotless Group, Ltd.	7,277	11,609
	Straits Resources, Ltd.	6,014	3,904
	Suncorp-Metway, Ltd.	7,424	34,596
	Sunland Group, Ltd.	7,830	2,460
	Telstra Corp., Ltd.	7,576	18,073
#	Ten Network Holdings, Ltd.	7,156	4,618
#	Timbercorp, Ltd.	19,174	1,554
	Toll Holdings, Ltd.	5,900	20,224
	Tower Australia Group, Ltd.	10,373	15,148
#	Transfield Services, Ltd.	2,392	2,891
	Transurban Group	4,392	14,154
	United Group, Ltd.	2,473	12,354
	Village Roadshow, Ltd.	4,000	2,491
	Virgin Blue Holdings, Ltd.	22,073	4,281
	Washington H. Soul Pattinson & Co., Ltd.	3,688	20,121
#	West Australian Newspapers Holdings, Ltd.	1,342	3,449
	Westpac Banking Corp.	5,284	51,817
	Westpac Banking Corp. Sponsored ADR	1,800	87,282
	WHK Group, Ltd.	9,975	5,167
	Woodside Petroleum, Ltd.	619	13,620
TOTAL COMMON STOCKS			2,314,524

RIGHTS/WARRANTS — (0.0%)
*	Envestra, Ltd. Rights 02/06/09	10,022	—

TOTAL — AUSTRALIA			2,314,524

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
	Agrana Beteiligungs AG	195	11,191
	Andritz AG	334	9,864
*	A-TEC Industries AG	464	3,633
# *	Austrian Airlines AG	769	4,113
#	Erste Group Bank AG	2,404	36,106

3

	Oesterreichische Elektrizitaetswirtschafts AG	290	11,088
	Oesterreichische Post AG	380	11,850
	OMV AG	2,668	76,031
# *	RHI AG	422	6,710
	Schoeller-Bleckmann Oilfield Equipment AG	121	3,274
	Telekom Austria AG	2,696	37,837
	Voestalpine AG	693	13,395
#	Wienerberger AG	1,340	17,169
	Zumtobel AG	642	5,358

TOTAL — AUSTRIA			247,619

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
	Ackermans & van Haaren NV	319	13,924
#	Banque Nationale de Belgique	6	16,694
	Barco NV	411	7,940
	Bekaert SA	358	20,758
	Belgacom SA	497	17,340
	Compagnie d’Entreprises CFE	220	6,817
	Compagnie Maritime Belge SA	293	5,927
	Delhaize Group Sponsored ADR	1,800	115,470
#	Dexia SA	8,512	26,510
	D’Ieteren SA NV	72	8,096
	Elia System Operator SA NV	591	19,814
	Euronav SA	852	12,940
#	Exmar NV	649	7,448
	KBC Groep NV	1,299	23,536
	Mobistar SA	266	19,521
	Tessenderlo Chemie NV	868	26,220
	Umicore	1,145	21,285
TOTAL COMMON STOCKS			370,240

RIGHTS/WARRANTS — (0.0%)
*	Fortis Coupons	2,598	—

TOTAL — BELGIUM			370,240

CANADA — (7.3%)
COMMON STOCKS — (7.3%)
*	Aastra Technologies, Ltd.	600	6,111
*	Absolute Software Corp.	500	1,329
	Addax Petroleum Corp.	500	7,992
	Aecon Group, Inc.	700	5,851
#	AGF Management, Ltd. Class B	935	6,130
	Agnico Eagle Mines, Ltd.	802	42,839
	Agrium, Inc.	400	13,400
*	Alamos Gold, Inc.	1,800	11,567
*	Alexco Resource Corp.	3,400	4,159
	Alimentation Couche-Taro, Inc. Class B	2,000	23,160
	Amerigo Resources, Ltd.	6,500	1,802

4

# *	Antrim Energy, Inc.	3,100	1,125
# *	Anvil Mining, Ltd.	1,500	1,590
#	Astral Media, Inc. Class A	300	6,380
*	Aurora Energy Resources, Inc.	400	701
# *	Ballard Power Systems, Inc.	2,600	3,244
	Bank of Montreal	4,535	122,967
	Bank of Nova Scotia	4,600	111,300
	Barrick Gold Corp.	3,500	131,694
*	Birchcliff Energy, Ltd.	900	3,413
	Bombardier, Inc. Class B	7,800	24,171
	CAE, Inc.	3,740	21,899
	Cameco Corp.	1,400	23,222
	Canaccord Capital, Inc.	1,100	4,171
	Canada Bread Co., Ltd.	400	15,005
# *	Canadian Hydro Developers, Inc.	4,700	12,993
#	Canadian Imperial Bank of Commerce	1,100	41,829
	Canadian National Railway Co.	3,400	119,142
	Canadian National Resources, Ltd.	1,600	57,267
	Canadian Pacific Railway, Ltd.	2,000	60,705
*	Canadian Superior Energy, Inc.	2,400	2,310
	Canadian Tire Corp. Class A	700	23,348
	Canadian Utilities, Ltd. Class A	500	16,212
	Canadian Western Bank	1,200	11,675
	Canam Group, Inc. Class A	1,300	7,813
*	Canfor Corp.	830	4,907
# *	CanWest Global Communications Corp.	4,700	2,031
	Cascades, Inc.	2,400	6,302
*	Catalyst Paper Corp.	11,600	3,216
	CCL Industries, Inc. Class B	700	12,513
*	Celestica, Inc.	5,200	22,772
*	Celtic Exploration, Ltd.	700	7,495
*	CGI Group, Inc.	2,700	21,864
	Clarke, Inc.	1,100	2,844
	Cogeco Cable, Inc.	200	5,630
# *	Compton Petroleum Corp.	1,500	1,272
# *	Connacher Oil & Gas, Ltd.	5,200	3,817
*	Corridor Resources, Inc.	500	938
	Corus Entertainment, Inc. Class B	1,000	10,667
*	Crew Energy, Inc.	1,200	3,425
# *	Crystallex International Corp.	9,200	2,288
# *	Denison Mines Corp.	2,000	2,528
	Dorel Industries, Inc. Class B	500	9,003
*	Dundee Precious Metals, Inc.	2,800	4,224
*	Eastern Platinum, Ltd.	16,800	5,001
*	Eldorado Gold Corp.	5,100	39,927
	Empire Co., Ltd. Class A	700	29,621
	Enbridge, Inc.	2,995	98,282
	EnCana Corp.	3,654	162,609
	Ensign Energy Services, Inc.	2,400	20,316
	Equitable Group, Inc.	500	4,628
*	Euro Goldfields, Ltd.	3,700	9,505
*	Fairborne Energy, Ltd.	1,000	3,417

5

	Fairfax Financial Holdings, Inc.	500	162,650
	Finning International, Inc.	3,300	33,881
	First Quantum Minerals, Ltd.	1,700	30,236
*	Flint Energy Services, Ltd.	400	1,549
*	FNX Mining Co., Inc.	700	1,924
	Fortis, Inc.	900	17,879
	Forzani Group, Ltd. Class A	1,300	10,082
# *	Fronteer Development Group, Inc.	1,000	2,202
*	Galleon Energy, Inc. Class A	1,500	3,939
	George Weston, Ltd.	800	42,621
	Gerdau Ameristeel Corp.	1,500	8,832
# *	Gildan Activewear, Inc.	500	5,358
	Goldcorp, Inc.	7,738	229,190
# *	Golden Star Resources, Ltd.	8,100	12,352
*	Great Basin Gold, Ltd.	5,600	7,535
#	Great West Lifeco, Inc.	500	7,543
	Harry Winston Diamond Corp.	500	1,990
*	High River Gold Mines, Ltd.	10,000	1,060
*	Highpine Oil & Gas, Ltd.	2,000	7,437
#	Home Capital Group, Inc.	400	6,051
*	HudBay Minerals, Inc.	1,100	4,396
#	Husky Energy, Inc.	500	12,412
	IAMGOLD Corp.	7,600	52,061
#	IGM Financial, Inc.	800	21,203
*	Imperial Metals Corp.	1,200	2,300
	Imperial Oil, Ltd.	600	19,058
	Industrial Alliance Insurance & Financial Services, Inc.	2,200	35,397
	ING Canada, Inc.	500	13,456
	Inmet Mining Corp.	1,700	28,780
*	Intermap Technologies, Ltd.	1,800	2,422
*	International Forest Products, Ltd. Series A	2,000	2,691
	International Royalty Corp.	2,100	3,305
*	Iteration Energy, Ltd.	400	310
*	Ivanhoe Energy, Inc.	3,900	2,226
*	Ivanhoe Mines, Ltd.	1,500	4,135
	Kingsway Financial Services, Inc.	1,700	8,318
	Kinross Gold Corp.	5,881	104,215
*	Kirkland Lake Gold, Inc.	500	2,222
	Laurentian Bank of Canada	400	9,483
	Leon’s Furniture, Ltd.	400	2,985
	Linamar Corp.	1,500	5,076
	Loblaw Companies, Ltd.	1,300	36,808
# *	Lundin Mining Corp.	5,200	3,817
*	MacDonald Dettweiler & Associates, Ltd.	500	8,396
#	Magna International, Inc. Class A	1,900	53,192
	Major Drilling Group International, Inc.	300	3,335
#	Manitoba Telecom Services, Inc.	500	14,606
	Manulife Financial Corp.	10,200	169,355
	Maple Leaf Foods, Inc.	2,300	20,444
*	Martinrea International, Inc.	3,400	7,625
*	MAXIM Power Corp.	1,600	3,666
*	Mega Uranium, Ltd.	1,500	1,297

6

	Methanex Corp.	2,600	20,100
	Metro, Inc. Class A	2,600	83,115
	National Bank of Canada	2,500	69,766
	Nexen, Inc.	4,121	60,021
	Niko Resources, Ltd.	200	8,227
#	Norbord, Inc.	3,300	1,749
*	North American Palladium, Ltd.	2,000	3,262
*	Northgate Minerals Corp.	6,600	7,912
#	Nova Chemicals Corp.	700	1,296
*	Nuvista Energy, Ltd.	600	3,450
# *	Open Text Corp.	1,100	38,869
*	OPTI Canada, Inc.	3,700	4,828
*	Pan Amer Silver Corp.	500	9,129
*	Paramount Resources, Ltd. Class A	1,200	6,928
*	Parkbridge Lifestyles Communities, Inc.	300	710
	Pason Systems, Inc.	300	2,968
# *	Petrobank Energy & Resources, Ltd.	500	7,910
	Petro-Canada	3,500	75,894
	Potash Corp. of Saskatchewan, Inc.	300	22,569
	Power Corp. of Canada, Ltd.	1,700	29,321
#	Power Financial Corp.	800	14,764
# *	Progress Energy Resources Corp.	500	4,281
# *	Quadra Mining, Ltd.	1,100	3,032
	Quebecor, Inc. Class B	1,200	16,049
	Quest Capital Corp.	7,300	6,846
	Reitmans Canada, Ltd.	500	4,355
*	Research In Motion, Ltd.	600	33,165
	Rogers Communications, Inc. Class B	600	16,920
*	RONA, Inc.	3,000	29,602
#	Royal Bank of Canada	3,051	75,662
	Russel Metals, Inc.	1,700	25,800
#	Saputo, Inc.	800	12,930
	Savanna Energy Services Corp.	1,200	7,085
*	SEMAFO, Inc.	7,800	12,086
	ShawCor, Ltd.	1,000	11,906
	Sherritt International Corp.	3,700	8,056
*	Shore Gold, Inc.	5,600	1,507
# *	Sierra Wireless, Inc.	900	5,138
# *	Silver Standard Resources, Inc.	400	8,083
# *	Silver Wheaton Corp.	4,900	32,047
*	Sino-Forest Corp.	1,300	9,753
	SNC-Lavalin Group, Inc.	600	16,930
*	Stantec, Inc.	500	10,883
	Suncor Energy, Inc.	1,809	34,683
*	SunOpta, Inc.	300	707
	Talisman Energy, Inc.	10,600	100,360
	Teck Cominco Class B	5,700	22,033
	Telus Corp.	400	11,339
*	Thompson Creek Metals Company, Inc.	1,300	5,004
#	Thomson Reuters Corp.	1,600	39,144
	TMX Group, Inc.	1,100	28,768
	Toromont Industries, Ltd.	600	10,363

7

#	Toronto Dominion Bank	5,100	165,529
#	Torstar Corp. Class B	500	3,364
	Transalta Corp.	1,200	21,881
	TransCanada Corp.	3,229	86,844
	Transcontinental, Inc. Class A	1,600	11,848
#	Trican Well Service, Ltd.	2,600	14,397
# *	UEX Corp.	300	203
	Uni-Select, Inc.	300	6,887
# *	Uranium One, Inc.	7,700	11,617
*	Vector Aerospace Corp.	700	2,340
*	Viterra, Inc.	1,500	11,315
*	Wesdome Gold Mines, Ltd.	8,700	6,953
	West Fraser Timber Co., Ltd.	1,200	29,358
	Western Financial Group, Inc.	3,000	4,037
	Winpak, Ltd.	1,142	6,519
	Yamana Gold, Inc.	3,700	29,992
TOTAL COMMON STOCKS			4,193,250

RIGHTS/WARRANTS — (0.0%)
*	Kinross Gold Corp. Warrants 09/03/13	107	454

TOTAL — CANADA			4,193,704

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
	A P Moller - Maersk A.S.	8	38,237
	Aktieselskabet Roskilde Bank A.S.	170	10
*	Alm. Brand A.S.	300	4,124
	Auriga Industries A.S. Series B	600	10,423
	Dampskibsselskabet Torm A.S. ADR	500	5,390
	Danisco A.S.	750	27,529
	Danske Bank A.S.	3,545	35,600
#	DSV A.S.	1,928	18,934
	East Asiatic Co., Ltd. A.S.	400	13,049
#	FLSmidth & Co. A.S.	300	8,202
# *	Greentech Energy Systems A.S.	900	2,948
*	Jyske Bank A.S.	1,450	32,856
#	NKT Holding A.S.	350	7,260
	Novozymes A.S. Series B	150	11,924
	Ringkjoebing Landbobank Aktieselskab	78	4,983
#	Rockwool International A.S.	60	4,096
	Schouw & Co. A.S.	300	4,328
	SimCorp A.S.	60	5,978
*	Solar Holdings A.S. Series B	125	4,255
	Spar Nord Bank A.S.	600	4,884
	Sydbank A.S.	1,000	13,303
*	Topdanmark A.S.	292	34,713
#	Trygvesta A.S.	700	41,469
*	Vestas Wind Systems A.S.	350	16,856
	Vestjysk Bank A.S.	250	2,782

TOTAL — DENMARK			354,133

8

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
# *	Ahlstrom Oyj	445	4,185
	Alma Media Oyj	1,213	8,219
#	Amer Sports Oyj Series A	1,228	8,811
	Cramo Oyj	564	3,782
	Elisa Oyj	2,250	35,590
	Finnair Oyj	1,332	8,861
	Fiskars Oyj Abp Series A	531	4,834
	Fortum Oyj	2,195	42,823
	Huhtamaki Oyj	1,038	7,645
	KCI Konecranes Oyj	758	11,630
	Kemira Oyj	1,641	10,688
#	Kesko Oyj	1,925	47,320
	Kone Oyj Series B	1,324	27,684
	Lassila & Tikanoja Oyj	596	9,067
	Metso Corp. Oyj	1,226	11,902
	Metso Corp. Oyj Sponsored ADR	700	6,811
#	Neste Oil Oyj	3,249	47,034
	Nokia Oyj Sponsored ADR	5,300	65,031
	Outokumpu Oyj Series A	1,917	21,838
	Pohjola Bank P.L.C.	2,670	31,265
	Poyry Oyj	726	7,474
	Raisio P.L.C.	7,337	14,444
	Ramirent Oyj	1,350	5,317
	Rautaruukki Oyj Series K	1,270	20,166
*	Ruukki Group Oyj	3,453	5,129
	Sampo Oyj	7,090	113,813
	Sanoma Oyj	2,100	24,601
	Stockmann Oyj Abp Series A	1,273	19,681
	Stockmann Oyj Abp Series B	646	9,078
	Stora Enso Oyj Sponsored ADR	9,200	56,120
	UPM-Kymmene Oyj Sponsored ADR	8,400	78,708
	Uponor Oyj Series A	782	7,993
	Vaisala Oyj Series A	214	6,045
	Wartsila Corp. Oyj Series B	563	15,065
	YIT Oyj	1,040	6,490

TOTAL — FINLAND			805,144

FRANCE — (6.6%)
COMMON STOCKS — (6.6%)
#	Accor SA	833	32,881
	Aeroports de Paris	386	20,659
#	Air France-KLM	4,767	45,596
	Air Liquide SA	763	55,484
*	Alcatel-Lucent SA Sponsored ADR	4,700	9,259
	Alstom SA	858	41,222
*	Alten	785	11,993
*	Altran Technologies SA	3,293	10,638

9

	April Group SA	199	6,410
	Arkema	1,598	22,455
	Atos Origin SA	1,266	29,997
#	AXA SA Sponsored ADR	4,900	78,890
	BNP Paribas SA	4,610	175,991
	Bonduelle SCA	293	19,825
	Bongrain SA	259	14,338
	Bourbon SA	1,432	36,905
	Bouygues SA	2,649	90,206
	Canal Plus SA	972	5,704
	Capgemini SA	3,834	131,749
	Carbone Lorraine SA	185	4,596
	Carrefour SA	1,384	47,194
	Casino Guichard Perrachon SA	832	54,518
	Cegid Group	257	2,514
	Ciments Francais SA	162	12,373
*	Club Mediterranee SA	237	3,364
	CNP Assurances	713	47,454
	Compagnie de Saint-Gobain	3,701	125,025
*	Compagnie Generale de Geophysique-Veritas SA	576	6,958
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,100	13,266
	Compagnie Generale des Establissements Michelin Series B	1,882	73,574
	Credit Agricole SA	6,658	80,597
#	Delachaux SA	227	11,658
	Electricite de France	694	33,823
	Esso Ste Anonyme Francaise	76	7,536
#	Establissements Maurel et Prom	1,758	16,497
	Euler Hermes SA	688	24,553
*	Euro Disney SCA	810	3,265
#	European Aeronautic Defence & Space Co.	5,210	90,681
	Eutelsat Communications	1,141	24,346
# *	Faurecia SA	180	2,317
#	Fimalac SA	481	17,777
	France Telecom SA Sponsored ADR	7,400	166,278
	GDF Suez	1,687	64,543
*	Gemalto NV	1,352	33,002
	Groupe Danone	759	38,957
# *	Groupe Eurotunnel SA	820	4,205
	Groupe Steria SCA	727	7,602
	Guyenne et Gascogne SA	100	8,306
	Havas SA	7,086	14,205
#	Hermes International SA	125	12,576
	Imerys SA	792	31,447
	Ingenico SA	1,523	25,211
	Ipsos SA	330	7,011
#	JC Decaux SA	1,124	15,425
#	Lafarge SA	439	20,163
	Lafarge SA Sponsored ADR	5,400	62,100
	Lagardere SCA	2,077	79,011
	Legrand SA	952	15,985
	L’Oreal SA	528	35,017

10

	M6 Metropole Television	1,252	20,271
	Natixis	2,532	3,934
	Neopost SA	392	31,517
	Nexans SA	667	38,207
#	Nexity	1,096	17,078
	Norbert Dentressangle	122	4,032
	NRJ Group	928	7,079
#	Orco Property Group	176	1,883
#	PagesJaunes SA	1,400	12,320
	Peugeot SA	2,150	36,369
	Pierre & Vacances	114	6,281
	Plastic Omnium SA	372	3,146
	PPR SA	1,001	50,459
	Publicis Groupe ADR	1,400	32,592
	Rallye SA	349	6,937
	Renault SA	1,510	29,093
#	Rexel SA	2,749	16,764
	Rhodia SA	3,158	14,033
	Rubis SA	172	9,570
	Safran SA	5,610	69,953
	Schneider Electric SA	2,459	155,613
	SCOR SE	4,800	97,345
	SEB SA	559	13,196
	Societe BIC SA	967	51,780
	Societe Generale Paris	3,741	156,420
	Societe Television Francaise 1	1,498	16,097
	Somfy SA	74	10,228
	Sperian Protection	139	6,304
	STEF-TFE	282	9,826
	Technip SA ADR	1,700	52,275
	Teleperformance SA	805	21,998
	Thales SA	366	16,194
*	Thomson	5,156	7,338
	Total SA Sponsored ADR	4,900	243,922
*	UbiSoft Entertainment SA	718	10,109
#	Valeo SA	1,428	15,887
	Vallourec SA	138	13,482
	Veolia Environnement SA ADR	600	13,506
	Vilmorin et Cie SA	139	15,391
	Vinci SA	1,619	55,224
	Vivendi SA	7,662	197,377
#	Wendel	482	18,703
#	Zodiac SA	567	20,444

TOTAL — FRANCE			3,815,309

GERMANY — (5.7%)
COMMON STOCKS — (5.7%)
	Aareal Bank AG	716	3,570
	Adidas-Salomon AG	795	27,508
	Allianz SE	3,352	280,790
	BASF AG	5,447	158,905

11

#	Bauer AG	343	9,850
#	Bayerische Motoren Werke AG	5,203	123,390
	Beiersdorf AG	364	17,784
	Bilfinger Berger AG	980	41,357
	Comdirect Bank AG	1,445	11,260
#	Commerzbank AG	6,538	29,889
	Daimler AG	1,406	39,411
	Daimler AG Sponsored ADR	4,800	134,352
*	Demag Cranes AG	201	4,548
#	Deutsche Bank AG	762	19,855
	Deutsche Bank AG ADR	4,200	107,730
	Deutsche Boerse AG	826	41,562
	Deutsche Lufthansa AG	2,937	35,597
	Deutsche Post AG	9,624	120,086
#	Deutsche Postbank AG	608	7,300
	Deutsche Telekom AG	21,052	255,654
#	Douglas Holding AG	434	16,918
	E.ON AG	1,188	38,524
	E.ON AG Sponsored ADR	8,830	282,825
	ElreingKlinger AG	2,304	20,060
# *	EM. Sports Media AG	1,695	5,837
	Fielmann AG	139	8,900
#	Fraport AG	799	29,891
#	Fuchs Petrolub AG	205	8,186
	GEA Group AG	911	10,536
#	Generali Deutschland Holding AG	221	17,658
	GFK AG	1,109	22,642
	Grenkeleasing AG	598	15,984
	Hannover Rueckversicherung AG	1,501	44,886
#	Heidelberger Druckmaschinen AG	1,470	5,865
#	Heidelberger Zement AG	179	6,896
	Henkel AG & Co KGaA	615	14,325
	Hochtief AG	402	13,820
	Indus Holding AG	565	7,652
# *	Infineon Technologies AG	14,438	12,868
*	Infineon Technologies AG ADR	6,080	5,229
#	IVG Immobilien AG	2,827	17,085
*	Jenoptik AG	847	5,432
	K&S AG	820	38,746
	Kontron AG	1,112	9,392
	Krones AG	594	20,585
#	Kuka AG	447	5,544
	KWS Saat AG	62	7,690
	Lanxess AG	2,174	31,709
	Leoni AG	483	5,592
	Linde AG	1,555	104,413
	MAN AG	1,204	52,526
#	Medion AG	754	5,697
	Metro AG	443	16,032
#	MLP AG	505	5,530
	MTU Aero Engines Holding AG	1,581	44,134
	Munchener Rueckversicherungs-Gesellschaft AG	1,571	207,475

12

	MVV Energie AG	213	8,892
	Norddeutsche Affinerie AG	881	26,526
*	Nordex AG	312	3,557
#	Pfleiderer AG	1,233	7,611
# *	Premiere AG	1,554	5,736
	Puma AG Rudolf Dassler Sport	138	24,787
	Rational AG	59	5,004
	Rheinmetall AG	925	28,726
*	Roth & Rau AG	980	16,144
	RWE AG	890	69,491
	Salzgitter AG	1,131	81,959
	SAP AG Sponsored ADR	1,200	42,456
*	SGL Carbon AG	1,481	32,077
	Siemens AG Sponsored ADR	1,700	95,302
# *	Singulus Technologies AG	1,966	6,790
# *	Solarworld AG	399	8,366
	Suedzucker AG	3,391	53,398
	Symrise AG	1,144	10,733
#	ThyssenKrupp AG	2,526	51,423
	TUI AG	4,500	37,493
	United Internet AG	1,164	8,464
*	Versatel AG	418	5,858
	Wacker Chemie AG	83	5,943
#	Wincor Nixdorf AG	382	18,068

TOTAL — GERMANY			3,292,286

GREECE — (1.0%)
COMMON STOCKS — (1.0%)
	Agricultural Bank of Greece S.A.	3,182	4,941
	Alpha Bank A.E.	6,343	53,013
	Anek Lines S.A.	1,587	1,498
	Aspis Bank S.A.	2,970	3,057
	Bank of Greece	518	26,112
	Coca-Cola Hellenic Bottling Co. S.A. ADR	750	10,305
	EFG Eurobank Ergasias S.A.	8,225	51,438
	Ellaktor S.A.	4,143	20,780
	EYDAP Athens Water Supply & Sewage Co. S.A.	690	5,079
	Fourlis Holdings S.A.	501	3,433
	Frigoglass S.A.	562	2,285
	GEK Terna Holding Real Estate Construction S.A.	1,957	8,297
*	Geniki Bank	1,672	2,868
	Halkor S.A.	3,691	3,283
	Hellenic Petroleum S.A.	4,915	35,347
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	9,854
*	Marfin Financial Group S.A.	18,853	69,526
	Metka S.A.	797	6,336
	Michaniki S.A.	2,081	3,278
	Mytilineos Holdings S.A.	2,885	14,409
	National Bank of Greece S.A. ADR	25,584	82,892
	Nirefs Acquaculture S.A.	2,998	2,165

13

	Piraeus Bank S.A.	8,135	53,762
	Proton Bank S.A.	2,311	1,970
	Public Power Corp. S.A.	802	13,425
	Sidenor Steel Products Manufacturing Co. S.A.	2,131	7,137
	StMicroelectronics NV ADR	6,800	35,156
	Titan Cement Co. S.A.	2,498	45,526
	TT Hellenic Postbank S.A.	1,503	8,897
	Viohalco S.A.	1,602	7,828

TOTAL — GREECE			593,897

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	Allied Properties, Ltd.	44,000	3,907
*	Associated International Hotels	6,000	10,735
	Bank of East Asia, Ltd.	5,870	11,640
#	Cafe de Coral Holdings, Ltd.	10,000	19,277
	Cathay Pacific Airways, Ltd.	12,000	13,917
	Cheung Kong Holdings, Ltd.	9,000	83,040
	Cheung Kong Infrastructure Holdings, Ltd.	7,000	26,166
*	China Zenith Chemical Group, Ltd.	180,000	4,018
	Chong Hing Bank, Ltd.	8,000	9,251
	Chuang’s Consortium International, Ltd.	92,000	4,260
	CLP Holdings, Ltd.	5,000	33,843
*	Coastal Greenland, Ltd.	92,000	3,618
	Dah Sing Financial Holdings, Ltd.	3,600	8,806
	Daphne International Holdings, Ltd.	14,000	2,089
#	Far East Consortium	37,000	4,386
	First Pacific Co., Ltd.	28,000	10,072
*	Foxconn International Holdings, Ltd.	8,000	2,927
	Giordano International, Ltd.	44,000	10,438
*	Global Green Tech Group, Ltd.	76,000	2,614
*	Goldin Properties Holdings, Ltd.	24,000	12,962
	Great Eagle Holdings, Ltd.	11,160	13,639
	Hang Lung Group, Ltd.	8,000	25,767
	Hang Lung Properties, Ltd.	6,000	13,488
	Henderson Land Development Co., Ltd.	10,000	38,198
	Hong Kong and Shanghai Hotels, Ltd.	11,096	8,138
	Hong Kong Electric Holdings, Ltd.	3,500	20,500
	Hopewell Holdings, Ltd.	17,000	55,713
	Hutchison Telecommunications International, Ltd.	15,000	3,755
	Johnson Electric Holdings, Ltd.	37,500	7,913
	Kingboard Chemical Holdings, Ltd.	14,500	23,343
	Kowloon Development Co., Ltd.	10,000	4,243
	Lee & Man Paper Manufacturing, Ltd.	6,000	2,764
	Lifestyle International Holdings, Ltd.	10,000	8,076
	Luks Industrial Group, Ltd.	16,000	4,402
	Melco International Development, Ltd.	18,000	5,164
# *	Mongolia Energy Corp., Ltd.	25,000	6,866
	MTR Corp., Ltd.	14,607	34,885
#	New World China Land, Ltd.	37,600	9,371
	New World Development Co., Ltd.	26,535	25,153

14

	NWS Holdings, Ltd.	13,994	17,067
	Oriental Press Group	64,000	5,565
	Pacific Basin Shipping, Ltd.	14,000	7,178
	PCCW, Ltd.	34,000	17,504
	Regal Hotels International Holdings, Ltd.	24,600	5,784
*	Shanghai Zenghai Property, Ltd.	385,000	6,278
	Shangri-La Asia, Ltd.	10,000	11,647
	Shun Tak Holdings, Ltd.	20,000	7,258
	Sino Land Co., Ltd.	12,066	11,569
	Smartone Telecommunications Holdings, Ltd.	10,500	8,040
	Sun Hung Kai & Co., Ltd.	32,000	19,221
	Sun Hung Kai Properties, Ltd.	9,000	79,734
	Tai Cheung Holdings	23,000	7,919
*	Tak Shun Technology Group, Ltd.	710,000	4,258
#	Techtronic Industries Co., Ltd.	31,000	10,149
	Television Broadcasts, Ltd.	4,000	14,158
	Texwinca Holdings, Ltd.	24,000	10,272
	Transport International Holdings, Ltd.	4,000	9,283
	Truly International Holdings	12,000	5,870
	Varitronix International, Ltd.	17,000	4,305
	Vtech Holdings, Ltd.	3,000	11,479
	Wharf Holdings, Ltd.	14,625	36,138
	Wheelock and Co., Ltd.	25,000	43,975
	Wheelock Properties, Ltd.	40,000	14,891
	Wing Hang Bank, Ltd.	2,000	9,668
#	Yue Yuen Industrial (Holdings), Ltd.	9,500	17,315
TOTAL COMMON STOCKS			985,869

RIGHTS/WARRANTS — (0.0%)
*	PYI Corp., Ltd. Warrants 09/25/09	7,666	12

TOTAL — HONG KONG			985,881

IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
*	Aer Lingus Group P.L.C.	4,388	5,650
#	Allied Irish Banks P.L.C. Sponsored ADR	7,100	19,454
	Bank of Ireland P.L.C. Sponsored ADR	3,300	9,900
	CRH P.L.C. Sponsored ADR	3,300	78,375
*	Dragon Oil P.L.C.	2,007	4,530
	Independent News & Media P.L.C.	6,760	2,332
	Irish Life & Permanent P.L.C.	7,636	16,111
	Kerry Group P.L.C.	1,125	21,065
	Kingspan Group P.L.C.	1,183	4,055

TOTAL — IRELAND			161,472

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
	A2A SpA	7,105	12,336
	Alleanza Assicurazioni SpA	6,980	47,345

15

	Assicurazioni Generali SpA	3,245	67,511
#	Autogrill SpA	1,015	5,950
#	Azimut Holding SpA	1,363	6,981
*	Banca Carige SpA	5,645	13,046
*	Banca Italease SpA	1,274	3,111
	Banca Monte Dei Paschi di Siena SpA	21,946	31,473
	Banca Piccolo Credito Valtellinese Scarl SpA	1,934	17,770
	Banca Popolare dell’Etruria e del Lazio Scarl	2,054	10,538
	Banca Popolare di Milano Scarl	11,630	59,347
	Banco Popolare Scarl	9,475	54,039
	Benetton Group SpA	945	6,891
	Bulgari SpA	1,302	5,380
	Buzzi Unicem SpA	1,314	16,367
	C.I.R. SpA - Compagnie Industriali Riunite	7,131	7,129
	Cementir SpA	2,563	7,161
	Credito Artigiano SpA	1,391	3,554
	Credito Emiliano SpA	1,807	8,027
	Enel SpA	7,500	42,069
	Eni SpA Sponsored ADR	3,300	139,887
	ERG SpA	1,082	12,860
	Fiat SpA	631	3,072
	Fiat SpA Sponsored ADR	1,600	7,840
	Finmeccanica SpA	6,992	109,371
	Fondiaria - Sai SpA	1,930	30,106
	Geox SpA	852	4,720
	Gruppo Editoriale L’Espresso SpA	3,978	4,871
	Immsi SpA	4,196	3,702
# *	Impregilo SpA	6,264	15,897
	Interpump Group SpA	1,758	7,183
	Intesa Sanpaolo SpA	69,040	217,583
	Iride SpA	8,189	8,767
	Italcementi SpA	1,415	13,219
	Italmobiliare SpA	246	8,640
	Luxottica Group SpA Sponsored ADR	600	8,532
	Mediaset SpA	4,438	21,606
#	Mediobanca SpA	6,574	59,639
	Milano Assicurazioni SpA	5,810	15,792
	Pirelli & Co. SpA	47,018	13,452
	Premafin Finanziaria SpA	10,391	18,467
	Saipem SpA	800	12,189
	Saras SpA	5,737	18,868
	Snam Rete Gas SpA	3,918	20,411
	Societe Cattolica di Assicurazoni Scrl SpA	819	25,098
	Telecom Italia SpA Sponsored ADR	7,500	92,625
	Terna SpA	17,511	53,198
	Tod’s SpA	244	8,287
	UniCredito Italiano SpA	61,907	108,927
	Unione di Banche Italiane ScpA	9,985	124,261
	Unipol Gruppo Finanziario SpA	16,156	24,107

TOTAL — ITALY			1,639,202

16

JAPAN — (23.9%)
COMMON STOCKS — (23.9%)
	Adeka Corp.	2,100	13,932
#	Aderans Holdings Co., Ltd.	1,300	10,285
	AEON Co., Ltd.	4,300	34,530
#	Aichi Steel Corp.	4,000	11,371
	Aida Engineering, Ltd.	4,000	11,778
	Aioi Insurance Co., Ltd.	10,000	48,866
#	Aiphone Co., Ltd.	1,300	23,477
	Air Water, Inc.	2,000	16,151
	Aisin Seiki Co., Ltd.	2,100	28,244
	Ajinomoto Co., Inc.	10,000	86,120
	Alpine Electronics, Inc.	1,300	9,182
	Alps Electric Co., Ltd.	4,600	19,312
	Amada Co., Ltd.	10,000	47,791
#	Amano Corp.	1,700	12,583
#	Anritsu Corp.	5,000	10,911
	AOC Holdings, Inc.	2,200	11,699
	AOKI Holdings, Inc.	1,100	12,300
	Aoyama Trading Co., Ltd.	1,800	26,338
#	Ariake Japan Co., Ltd.	1,000	17,955
	Asahi Diamond Industrial Co., Ltd.	3,000	15,256
	Asahi Glass Co., Ltd.	2,000	10,445
	Asahi Kasei Corp.	7,000	28,635
	Asatsu-DK, Inc.	700	13,938
	Asics Corp.	2,000	14,887
	Autobacs Seven Co., Ltd.	1,000	26,803
	Bank of the Ryukyus, Ltd.	1,700	15,841
	Bank of Yokohama, Ltd.	14,000	71,508
	Benesse Corp.	700	29,887
	Bridgestone Corp.	2,800	35,593
	Brother Industries, Ltd.	4,000	25,873
	Calsonic Kansei Corp.	6,000	6,319
	Canon Finetech, Inc.	1,300	14,020
	Canon Marketing Japan, Inc.	1,200	17,655
	Canon, Inc. Sponsored ADR	1,800	48,528
	Casio Computer Co., Ltd.	6,200	48,696
	Central Glass Co., Ltd.	4,000	14,589
#	Chiyoda Co., Ltd.	1,100	18,783
	Chofu Seisakusho Co., Ltd.	1,300	28,550
	Chubu Electric Power Co., Ltd.	1,800	51,073
	Chudenko Corp.	1,000	17,356
	Chugoku Marine Paints, Ltd.	2,000	11,819
	Chuo Mitsui Trust Holdings, Inc.	10,000	39,336
#	Circle K Sunkus Co., Ltd.	700	12,203
	Citizen Holdings Co., Ltd.	7,900	32,162
#	CKD Corp.	2,200	8,116
	CMK Corp.	2,100	6,755
	Coca-Cola Central Japan Co., Ltd.	1,500	22,475
	Coca-Cola West Co., Ltd.	1,500	30,882
	Comsys Holdings Corp.	2,000	16,861
	Corona Corp.	1,600	16,238

17

	Cosmo Oil Co., Ltd.	15,000	39,899
#	Credit Saison Co., Ltd.	1,600	15,695
	CSK Holdings Corp.	1,000	4,149
	Dai Nippon Printing Co., Ltd.	10,000	97,628
	Daicel Chemical Industries, Ltd.	8,000	35,163
	Daido Steel Co., Ltd.	5,000	13,658
	Daifuku Co., Ltd.	2,000	10,179
	Daikin Industries, Ltd.	700	16,049
	Daikyo, Inc.	5,000	3,211
#	Daimei Telecom Engineering Corp.	2,000	16,899
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	10,728
	Dainippon Screen Manufacturing Co., Ltd.	5,000	8,788
#	Daio Paper Corp.	3,000	31,200
	Daiwa House Industry Co., Ltd.	5,000	44,738
	Daiwa Securities Co., Ltd.	3,000	16,567
#	Daiwabo Co., Ltd.	8,000	26,818
	Denki Kagaku Kogyo Kabushiki Kaisha	7,000	14,595
	Denki Kogyo Co., Ltd.	3,000	17,781
	Denso Corp.	2,200	39,861
#	Dentsu, Inc.	2,400	41,243
	DIC Corp.	10,000	16,170
#	Disco Corp.	400	9,715
#	Don Quijote Co., Ltd.	1,000	15,796
	Dowa Holdings Co., Ltd.	2,000	6,341
#	DyDo Drinco, Inc.	600	17,213
	eAccess, Ltd.	18	12,206
	East Japan Railway Co.	600	40,685
#	Ebara Corp.	6,000	10,875
#	Edion Corp.	1,800	8,357
	Electric Power Development Co., Ltd.	600	23,175
# *	Elpida Memory, Inc.	800	5,637
	Ezaki Glico Co., Ltd.	2,000	18,660
	FamilyMart Co., Ltd.	600	21,914
	Foster Electric Co., Ltd.	500	3,200
	FP Corp.	700	33,074
	Fuji Electric Holdings Co., Ltd.	9,000	10,726
	Fuji Heavy Industries, Ltd.	15,000	43,229
	Fuji Oil Co., Ltd.	2,600	32,128
#	Fuji Soft, Inc.	1,100	19,752
	FUJIFILM Holdings Corp.	3,300	72,149
	Fujikura, Ltd.	6,000	16,412
	Fujitsu, Ltd.	8,000	35,962
	Fukuoka Financial Group, Inc.	12,000	40,250
	Fukuyama Transporting Co., Ltd.	5,000	22,866
	Funai Electric Co., Ltd.	500	11,924
	Furukawa Co., Ltd.	9,000	7,942
#	Furukawa Electric Co., Ltd.	15,000	51,827
	Futaba Industrial Co., Ltd.	900	2,324
	GEO Co., Ltd.	9	6,240
	Glory, Ltd.	1,000	17,176
	Godo Steel, Ltd.	6,000	17,263
#	GS Yuasa Corp.	6,000	32,146

18

	Gunze, Ltd.	5,000	17,499
#	H2O Retailing Corp.	4,000	28,997
	Hakuhodo Dy Holdings, Inc.	670	29,952
	Hankyu Hanshin Holdings, Inc.	19,000	104,033
	Hanwa Co., Ltd.	4,000	11,800
	Haseko Corp.	11,000	10,220
	Heiwa Corp.	1,800	16,865
	Heiwado Co., Ltd.	1,200	18,790
	Higashi-Nippon Bank, Ltd.	6,000	17,285
	Hino Motors, Ltd.	4,000	7,038
#	Hirose Electric Co., Ltd.	200	18,893
#	HIS Co., Ltd.	1,100	21,208
	Hitachi High-Technologies Corp.	1,900	28,414
	Hitachi Information Systems, Ltd.	1,000	19,304
#	Hitachi Kokusai Electric, Inc.	2,000	11,488
	Hitachi Metals, Ltd.	1,000	5,153
# *	Hitachi Plant Technologies, Ltd.	4,000	14,673
	Hitachi Software Engineering Co., Ltd.	1,100	15,492
	Hitachi Transport System, Ltd.	1,900	23,525
# *	Hitachi Zosen Corp.	10,500	9,936
	Hitachi, Ltd. Sponsored ADR	3,000	90,480
	Hokkaido Electric Power Co., Inc.	1,000	24,193
	Hokuhoku Financial Group, Inc.	17,000	33,664
	Hokuriku Electric Power Co., Inc.	1,000	28,568
	Honda Motor Co., Ltd. Sponsored ADR	7,100	160,886
	Hosiden Corp.	1,200	14,018
	House Foods Corp.	1,900	31,578
	IBJ Leasing Co., Ltd.	1,000	13,530
#	Ichiyoshi Securities Co., Ltd.	2,200	12,602
	Idec Corp.	1,300	12,044
	IHI Corp.	32,000	37,164
	Imperial Hotel, Ltd.	450	9,247
#	Inaba Denki Sangyo Co., Ltd.	600	14,240
	Inageya Co., Ltd.	2,000	19,733
# *	Isetan Mitsukoshi Holdings, Ltd.	2,840	20,403
*	Ishihara Sangyo Kaisha, Ltd.	13,000	10,233
*	IT Holdings Corp.	1,200	17,811
#	ITO EN, Ltd.	1,000	13,912
	Itochu Corp.	2,000	9,722
	Itochu Enex Co., Ltd.	1,800	12,706
#	Itochu Techno-Solutions Corp.	600	13,360
	Itoham Foods, Inc.	5,000	16,893
	Izumi Co., Ltd.	1,400	20,405
	Izumiya Co., Ltd.	3,000	18,857
	J Front Retailing Co., Ltd.	2,800	10,073
	Japan Digital Laboratory Co., Ltd.	1,600	16,723
	Japan Petroleum Exploration Co., Ltd.	300	13,834
#	Japan Pulp & Paper Co., Ltd.	5,000	15,828
	Japan Radio Co., Ltd.	6,000	8,383
	JFE Holdings, Inc.	700	17,397
#	J-Oil Mills, Inc.	3,000	10,385
#	Joshin Denki Co., Ltd.	3,000	23,889

19

	JS Group Corp.	4,100	54,658
	JSR Corp.	800	9,726
	JTEKT Corp.	1,100	6,799
	Juroku Bank, Ltd.	9,000	41,142
*	JVC Kenwood Holdings, Inc.	15,000	6,011
#	Kadokawa Holdings, Inc.	800	14,259
	Kaga Electronics Co., Ltd.	1,200	12,795
#	Kagome Co., Ltd.	1,300	20,237
	Kajima Corp.	24,000	63,300
	Kameda Seika Co., Ltd.	700	10,814
	Kamigumi Co., Ltd.	7,000	55,462
#	Kandenko Co., Ltd.	4,000	29,663
	Kaneka Corp.	8,000	42,779
*	Kanematsu Corp.	12,000	11,922
	Kansai Electric Power Co., Inc.	1,200	32,890
	Kansai Paint Co., Ltd.	6,000	30,278
	Kanto Auto Works, Ltd.	1,500	13,940
	Kao Corp.	1,000	24,287
#	Katakura Industries Co., Ltd.	1,100	10,112
#	Kawasaki Heavy Industries, Ltd.	5,000	9,091
	Kawasaki Kisen Kaisha, Ltd.	2,000	7,287
	KDDI Corp.	4	24,975
	Keihin Corp.	1,100	9,281
#	Keihin Electric Express Railway Co., Ltd.	4,000	30,636
	Keio Corp.	6,000	31,890
	Keisei Electric Railway Co., Ltd.	4,000	21,518
# *	Kenedix, Inc.	12	1,743
	Keyence Corp.	200	36,376
	Kikkoman Corp.	4,000	38,331
	Kinden Corp.	3,000	26,482
#	Kintetsu Corp.	7,000	31,641
	Kitz Corp.	3,000	9,220
	Kiyo Holdings, Inc.	15,000	20,393
	Kobe Steel, Ltd.	10,000	14,933
#	Kohnan Shoji Co., Ltd.	1,300	14,422
	Koito Manufacturing Co., Ltd.	2,000	10,347
	Kokuyo Co., Ltd.	2,300	16,038
#	Komatsu, Ltd.	1,100	11,356
	Komori Corp.	1,000	9,349
	Konica Minolta Holdings, Inc.	1,500	11,681
	Kose Corp.	800	17,484
	Kubota Corp. Sponsored ADR	800	21,664
	Kurabo Industries, Ltd.	8,000	12,642
	Kuraray Co., Ltd.	3,000	23,600
	Kureha Corp.	5,000	24,072
	Kuroda Electric Co., Ltd.	1,300	9,904
	Kyocera Corp. Sponsored ADR	900	57,249
	Kyowa Exeo Corp.	2,000	19,154
	Lawson, Inc.	500	24,709
	Leopalace21 Corp.	700	5,906
	Lintec Corp.	1,100	13,784
#	Lion Corp.	4,000	22,660

20

#	Mabuchi Motor Co., Ltd.	700	26,266
	Maeda Corp.	5,000	17,166
	Maeda Road Construction Co., Ltd.	3,000	28,199
#	Makino Milling Machine Co., Ltd.	2,000	4,578
	Maruha Nichiro Holdings, Inc.	12,000	19,090
	Marui Group Co., Ltd.	6,900	35,666
	Maruichi Steel Tube, Ltd.	1,200	28,227
#	Marusan Securities Co., Ltd.	2,100	10,976
	Max Co., Ltd.	2,000	19,638
	Mazda Motor Corp.	4,000	6,201
	Meiji Dairies Corp.	8,000	37,555
#	Meiji Seika Kaisha, Ltd.	10,000	40,831
	Meitec Corp.	700	10,914
#	Meito Sangyo Co., Ltd.	600	9,664
	Mikuni Coca-Cola Bottling Co., Ltd.	1,300	11,450
	Minebea Co., Ltd.	5,000	15,164
	Ministop Co., Ltd.	800	14,519
	Misumi Group, Inc.	1,200	13,633
	Mitsubishi Chemical Holdings Corp.	5,000	20,492
	Mitsubishi Corp.	2,600	34,357
	Mitsubishi Electric Corp.	1,000	4,590
	Mitsubishi Estate Co., Ltd.	2,000	26,227
	Mitsubishi Heavy Industries, Ltd.	11,000	41,565
	Mitsubishi Logistics Corp.	4,000	40,628
	Mitsubishi Materials Corp.	8,000	19,929
# *	Mitsubishi Motors Corp.	13,000	17,297
	Mitsubishi Paper Mills, Ltd.	10,000	16,862
	Mitsubishi UFJ Financial Group, Inc.	48,870	271,098
	Mitsuboshi Belting, Ltd.	4,000	19,723
	Mitsui & Co., Ltd. Sponsored ADR	200	42,002
	Mitsui Chemicals, Inc.	6,000	17,247
	Mitsui High-Tec, Inc.	2,000	10,952
	Mitsui Mining and Smelting Co., Ltd.	14,000	25,164
	Mitsui Sugar Co., Ltd.	3,000	9,874
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,500	38,880
#	Mitsui-Soko Co., Ltd.	4,000	16,289
	Miura Co., Ltd.	700	16,032
#	Mizuho Financial Group, Inc.	9,000	22,277
#	Mizuho Investors Securities Co., Ltd.	12,000	9,720
	Mizuho Trust & Banking Co., Ltd.	12,000	12,430
#	Mizuno Corp.	4,000	18,687
	Modec, Inc.	600	11,555
	Mori Seiki Co., Ltd.	1,100	8,794
#	Morinaga & Co., Ltd.	10,000	21,836
	Morinaga Milk Industry Co., Ltd.	8,000	27,565
#	MOS Food Services, Inc.	1,500	23,132
	Murata Manufacturing Co., Ltd.	400	15,136
	Musashino Bank, Ltd.	1,000	34,397
	Nagase & Co., Ltd.	4,000	35,460
	Nagoya Railroad Co., Ltd.	9,000	27,600
	Namco Bandai Holdings, Inc.	4,900	48,974
	NEC Corp.	31,000	82,654

21

#	Net One Systems Co., Ltd.	18	31,602
	Neturen Co., Ltd.	1,500	9,812
	NGK Spark Plug Co., Ltd.	4,000	30,750
	NHK Spring Co., Ltd.	4,000	14,441
	Nichirei Corp.	6,000	23,167
	Nidec Sankyo Corp.	3,000	11,213
	Nifco, Inc.	900	8,026
#	Nihon Dempa Kogyo Co., Ltd.	400	5,083
#	Nihon Nohyaku Co., Ltd.	1,000	6,636
	Nihon Parkerizing Co., Ltd.	2,000	16,945
	Nikon Corp.	1,000	10,409
	Nintendo Co., Ltd.	100	31,001
	Nippo Corp.	3,000	23,267
	Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	23,602
	Nippon Chemi-Con Corp.	3,000	6,486
	Nippon Express Co., Ltd.	12,000	42,952
	Nippon Flour Mills Co., Ltd.	6,000	29,837
#	Nippon Gas Co., Ltd.	1,100	16,480
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	20,649
	Nippon Light Metal Co., Ltd.	10,000	8,098
	Nippon Meat Packers, Inc.	5,000	62,997
	Nippon Mining Holdings, Inc.	11,000	40,007
	Nippon Mitsubishi Oil Corp.	7,000	30,417
#	Nippon Paint Co., Ltd.	5,000	20,532
	Nippon Paper Group, Inc.	2,300	68,307
	Nippon Seiki Co., Ltd.	1,000	6,211
	Nippon Sheet Glass Co., Ltd.	10,000	24,467
	Nippon Shokubai Co., Ltd.	4,000	26,620
	Nippon Soda Co., Ltd.	5,000	18,698
	Nippon Steel Corp.	7,000	20,554
#	Nippon Suisan Kaisha, Ltd.	5,500	13,625
	Nippon Telegraph & Telephone Corp. ADR	1,600	38,512
	Nippon Thompson Co., Ltd.	3,000	12,262
	Nippon Yakin Kogyo Co., Ltd.	2,500	6,365
	Nipponkoa Insurance Co., Ltd.	11,000	89,964
#	Nishimatsu Construction Co., Ltd.	7,000	7,099
	Nishi-Nippon Bank, Ltd.	11,000	26,997
	Nishi-Nippon Railroad Co., Ltd.	6,000	24,523
	Nissan Chemical Industries, Ltd.	2,000	15,033
	Nissan Motor Co., Ltd.	12,000	36,151
	Nissan Shatai Co., Ltd.	3,000	19,042
	Nissay Dowa General Insurance Co., Ltd.	4,000	21,218
	Nisshin Seifun Group, Inc.	5,500	59,777
	Nisshin Steel Co., Ltd.	21,000	35,085
#	Nisshinbo Industries, Inc.	5,000	36,507
	Nissin Foods Holdings Co., Ltd.	1,100	37,680
	Nitta Corp.	1,000	12,940
	Nittetsu Mining Co., Ltd.	3,000	10,591
#	Nitto Boseki Co., Ltd.	6,000	10,045
	Nitto Denko Corp.	500	9,275
	Nitto Electric Works, Ltd.	1,400	11,172
	NOF Corp.	5,000	22,139

22

	NOK Corp.	2,700	18,970
	Nomura Holdings, Inc.	2,900	18,783
	Nomura Holdings, Inc. ADR	3,400	21,862
#	Nomura Research Institute, Ltd.	600	10,875
	Noritake Co., Ltd.	5,000	15,861
	Noritsu Koki Co., Ltd.	900	6,279
	NTN Corp.	4,000	10,657
	NTT Data Corp.	5	15,972
	NTT DoCoMo, Inc.	73	127,170
	Obayashi Corp.	16,000	75,216
	Odakyu Electric Railway Co., Ltd.	3,000	23,899
	Oiles Corp.	1,200	14,129
	Oji Paper Co., Ltd.	13,000	61,706
	Okasan Securities Group, Inc.	4,000	16,124
# *	Oki Electric Industry Co., Ltd.	13,000	7,870
	Okinawa Electric Power Co., Ltd.	400	27,666
	OKUMA Corp.	2,000	6,535
#	Okumura Corp.	4,000	17,130
	Omron Corp.	2,400	28,424
	Onward Holdings Co., Ltd.	4,000	27,138
#	Oriental Land Co., Ltd.	600	45,619
	Osaka Gas Co., Ltd.	8,000	34,085
	Panasonic Corp.	9,000	109,194
	Panasonic Electric Works Co., Ltd.	5,000	39,283
	Parco Co., Ltd.	1,500	13,676
#	Paris Miki, Inc.	1,600	13,724
#	Pioneer Electronic Corp.	2,500	4,578
	Press Kogyo Co., Ltd.	5,000	6,475
	Q.P. Corp.	2,200	28,493
#	Rengo Co., Ltd.	4,000	27,458
# *	Renown, Inc.	2,700	3,848
#	Resorttrust, Inc.	1,000	10,218
	Ricoh Co., Ltd.	5,000	61,018
	Riken Corp.	4,000	8,187
#	Rinnai Corp.	900	35,151
	Rohm Co., Ltd.	1,600	79,465
	Roland Corp.	700	7,583
#	Round One Corp.	900	7,890
	Ryohin Keikaku Co., Ltd.	400	16,524
	Ryosan Co., Ltd.	1,000	22,108
#	Sagami Railway Co., Ltd.	6,000	26,337
	Saizeriya Co., Ltd.	1,200	15,535
	Sakai Chemical Industry Co., Ltd.	3,000	8,148
#	Sakata Seed Corp.	1,600	23,106
	Sanden Corp.	4,000	7,620
	Sanken Electric Co., Ltd.	4,000	14,657
	Sanki Engineering Co., Ltd.	3,000	19,664
	Sankyo Co., Ltd.	700	33,573
	Sankyo-Tateyama Holdings, Inc.	12,000	9,035
	Sankyu, Inc., Tokyo	4,000	12,539
	Sanshin Electronics Co., Ltd.	1,500	11,330
	Sanwa Holdings Corp.	4,000	13,673

23

	Sanyo Chemical Industries, Ltd.	4,000	22,435
#	Sanyo Special Steel Co., Ltd.	3,000	7,827
	Sapporo Hokuyo Holdings, Inc.	8,000	28,485
#	Sasebo Heavy Industries Co., Ltd.	3,000	5,196
	Sato Corp.	1,100	11,209
	Secom Co., Ltd.	800	33,593
#	Sega Sammy Holdings, Inc.	4,588	58,050
	Seiko Epson Corp.	2,200	27,928
#	Seiko Holdings Corp.	4,000	8,581
	Seino Holdings Co., Ltd.	4,000	19,380
#	Seiren Co., Ltd.	2,600	11,569
	Sekisui Chemical Co., Ltd.	12,000	66,787
	Sekisui House, Ltd.	5,000	41,996
	Seven & I Holdings Co., Ltd.	3,700	98,667
#	Sharp Corp.	2,000	14,849
	Shiga Bank, Ltd.	7,000	41,692
	Shikoku Bank, Ltd.	5,000	26,270
#	Shima Seiki Manufacturing Co., Ltd.	400	8,027
	Shimachu Co., Ltd.	1,000	21,309
	Shimano, Inc.	600	20,448
	Shimizu Corp.	10,000	45,113
	Shin-Etsu Chemical Co., Ltd.	500	23,394
#	Shinko Electric Industries Co., Ltd.	700	5,908
	Shinko Plantech Co., Ltd.	1,300	9,980
	Shinko Securities Co., Ltd.	8,000	15,954
#	Shinsei Bank, Ltd.	2,000	2,555
	Shiseido Co., Ltd.	1,000	16,812
	Shizuoka Bank, Ltd.	9,000	93,838
#	Shochiku Co., Ltd.	3,000	20,404
	Showa Denko K.K.	6,000	7,973
	Showa Shell Sekiyu K.K.	2,300	21,534
	Sinanen Co., Ltd.	4,000	18,801
	SKY Perfect JSAT Holdings, Inc.	35	14,669
	SMC Corp.	400	35,664
#	SMK Corp.	3,000	6,724
#	Snow Brand Milk Products Co., Ltd.	7,000	24,543
#	Sohgo Security Services Co., Ltd.	1,500	14,224
	Sompo Japan Insurance, Inc.	13,000	81,063
	Sony Corp. Sponsored ADR	5,400	103,788
	Star Micronics Co., Ltd.	700	6,528
	Sumisho Computer Systems Corp.	1,200	17,239
	Sumitomo Bakelite Co., Ltd.	5,000	19,811
	Sumitomo Corp.	3,700	33,483
	Sumitomo Electric Industries, Ltd.	5,800	43,658
	Sumitomo Heavy Industries, Ltd.	2,000	6,349
	Sumitomo Light Metal Industries, Ltd.	9,000	8,420
	Sumitomo Metal Industries, Ltd., Osaka	5,000	10,005
	Sumitomo Metal Mining Co., Ltd.	1,000	9,308
	Sumitomo Mitsui Financial Group, Inc.	1,500	59,447
	Sumitomo Osaka Cement Co., Ltd.	11,000	21,943
	Sumitomo Realty & Development Co., Ltd.	1,000	11,453
	Sumitomo Rubber Industries, Ltd.	4,300	27,010

24

	Sumitomo Trust & Banking Co., Ltd.	6,000	29,421
	Sumitomo Warehouse Co., Ltd.	4,000	17,572
	Suruga Bank, Ltd.	4,000	35,206
	SWCC Showa Holdings Co., Ltd.	14,000	10,289
	T&D Holdings, Inc.	750	24,242
	Tadano, Ltd.	2,000	8,285
	Taiheiyo Cement Corp.	24,000	32,885
	Taiho Kogyo Co., Ltd.	1,300	5,555
#	Taikisha, Ltd.	2,000	30,384
	Taisei Corp.	25,000	55,202
	Taiyo Nippon Sanso Corp.	3,000	19,360
#	Taiyo Yuden Co., Ltd.	2,000	11,278
#	Takara Standard Co., Ltd.	4,000	25,368
	Takasago International Corp.	4,000	25,139
	Takasago Thermal Engineering Co., Ltd.	2,000	15,262
	Takashimaya Co., Ltd.	7,000	47,102
#	Takuma Co., Ltd.	4,000	5,715
	TDK Corp. Sponsored ADR	1,000	37,370
	Teijin, Ltd.	7,000	16,819
	Tenma Corp.	1,200	13,547
	The 77 Bank, Ltd.	6,000	30,115
	The Aichi Bank, Ltd.	200	15,257
	The Akita Bank, Ltd.	5,000	20,936
	The Awa Bank, Ltd.	5,000	32,515
#	The Bank of Ikeda, Ltd.	500	22,745
#	The Bank of Iwate, Ltd.	400	25,137
	The Bank of Kyoto, Ltd.	5,000	52,619
	The Bank of Nagoya, Ltd.	4,000	23,518
	The Bank of Okinawa, Ltd.	600	21,849
	The Chiba Bank, Ltd.	12,000	67,320
*	The Chiba Kogyo Bank, Ltd.	1,500	18,865
	The Chugoku Bank, Ltd.	5,000	70,294
	The Chugoku Electric Power Co., Ltd.	1,200	31,212
	The Chukyo Bank, Ltd.	7,000	25,286
# *	The Daiei, Inc.	2,650	11,898
	The Daisan Bank, Ltd.	7,000	23,543
	The Daishi Bank, Ltd.	8,000	34,073
	The Ehime Bank, Ltd.	6,000	19,524
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	6,758
	The Fukui Bank, Ltd.	7,000	25,150
	The Gunma Bank, Ltd.	10,000	57,912
	The Hachijuni Bank, Ltd.	11,000	61,591
	The Higo Bank, Ltd.	5,000	29,139
	The Hiroshima Bank, Ltd.	13,000	55,253
	The Hokkoku Bank, Ltd.	7,000	25,232
	The Hokuetsu Bank, Ltd.	9,000	17,867
	The Hyakugo Bank, Ltd.	4,000	21,526
	The Hyakujishi Bank, Ltd.	4,000	20,841
	The Iyo Bank, Ltd.	7,000	82,414
#	The Japan General Estate Co., Ltd.	1,100	1,498
	The Japan Wool Textile Co., Ltd.	3,000	19,774
#	The Joyo Bank, Ltd.	7,000	37,963

25

	The Kagawa Bank, Ltd.	4,000	22,785
	The Kagoshima Bank, Ltd.	3,000	23,062
	The Kanto Tsukuba Bank, Ltd.	2,900	9,082
	The Keiyo Bank, Ltd.	4,000	19,585
	The Michinoku Bank, Ltd.	7,000	14,619
	The Miyazaki Bank, Ltd.	5,000	18,269
	The Nanto Bank, Ltd.	5,000	26,999
	The Nisshin Oillio Group, Ltd.	5,000	24,105
	The Ogaki Kyoritsu Bank, Ltd.	4,000	19,529
	The Oita Bank, Ltd.	4,000	25,156
	The San-in Godo Bank, Ltd.	3,000	23,024
	THK Co., Ltd.	3,000	38,079
	TKC Corp.	1,100	24,407
	Toagosei Co., Ltd.	6,000	15,531
	Tobu Railway Co., Ltd.	6,000	32,837
	Tochigi Bank, Ltd.	4,000	23,631
#	Toda Corp.	6,000	20,631
	Toho Bank, Ltd.	5,000	21,753
	Toho Gas Co., Ltd.	7,000	42,724
#	Toho Titanium Co., Ltd.	600	6,487
	Tohuku Electric Power Co., Inc.	1,200	30,899
#	Tokai Carbon Co., Ltd.	2,000	7,199
	Tokio Marine Holdings, Inc.	5,200	137,732
	Tokushima Bank, Ltd.	3,000	15,477
	Tokuyama Corp.	4,000	23,833
	Tokyo Electric Power Co., Ltd.	1,800	56,291
	Tokyo Gas Co., Ltd.	5,000	23,650
	Tokyo Ohka Kogyo Co., Ltd.	1,000	15,960
#	Tokyo Seimitsu Co., Ltd.	700	5,693
	Tokyo Steel Manufacturing Co., Ltd.	1,800	17,643
	Tokyo Style Co., Ltd.	2,000	14,992
	Tokyo Tatemono Co., Ltd.	3,000	10,014
	Tokyo Tomin Bank, Ltd.	700	11,618
#	Tokyu Construction Co., Ltd.	4,060	11,031
	Tokyu Corp.	4,000	17,358
#	Tokyu Land Corp.	2,000	6,240
	Toppan Forms Co., Ltd.	2,100	23,012
	Toppan Printing Co., Ltd.	9,000	60,603
	Topre Corp.	2,200	14,916
	Topy Industries, Ltd.	7,000	11,500
#	Toray Industries, Inc.	5,000	21,620
	Toshiba Corp.	4,000	13,965
	Toshiba TEC Corp.	4,000	11,907
	Tosoh Corp.	4,000	8,384
#	TOTO, Ltd.	7,000	36,962
# *	Towa Bank, Ltd.	18,000	13,811
	Toyo Engineering Corp.	4,000	12,951
	Toyo Ink Manufacturing Co., Ltd.	6,000	15,691
	Toyo Kanetsu K.K.	5,000	8,714
	Toyo Kohan Co., Ltd.	4,000	16,770
	Toyo Seikan Kaisha, Ltd. (6899967)	1,000	26,367
	Toyo Seikan Kaisha, Ltd. (6900267)	4,300	63,738

26

#	Toyo Tire & Rubber Co., Ltd.	4,000	5,830
#	Toyobo Co., Ltd.	19,000	27,188
	Toyoda Gosei Co., Ltd.	600	6,794
	Toyota Auto Body Co., Ltd.	1,300	17,336
	Toyota Motor Corp. Sponsored ADR	2,600	165,126
	Toyota Tsusho Corp.	1,200	10,763
#	Trans Cosmos, Inc.	1,200	6,884
*	Trend Micro, Inc.	500	13,635
	Tsubakimoto Chain Co.	3,000	7,351
	TV Asahi Corp.	12	15,106
	Ube Industries, Ltd.	13,000	28,016
	Uni-Charm Corp.	400	27,560
	Uniden Corp.	3,000	4,208
#	Union Tool Co.	600	11,709
#	Unitika, Ltd.	16,000	11,051
	UNY Co., Ltd.	6,000	49,872
	Ushio, Inc.	1,700	21,561
	USS Co., Ltd.	340	14,540
#	Wacoal Corp.	2,000	26,060
	West Japan Railway Co.	5	20,336
	Xebio Co., Ltd.	700	12,778
	Yamada Denki Co., Ltd.	430	25,335
	Yamagata Bank, Ltd.	4,000	24,132
	Yamaguchi Financial Group, Inc.	6,000	66,652
	Yamaha Corp.	2,700	23,616
	Yamaha Motor Co., Ltd.	2,300	21,574
	Yamanashi Chuo Bank, Ltd.	4,000	23,291
	Yamatake Corp.	800	14,572
	Yamato Holdings Co., Ltd.	5,000	50,781
	Yamato Kogyo Co., Ltd.	600	14,510
#	Yamazaki Baking Co., Ltd.	3,000	40,466
	Yaskawa Electric Corp.	2,000	7,289
	Yodogawa Steel Works, Ltd.	4,000	18,830
	Yokogawa Electric Corp.	3,300	15,005
	Yokohama Reito Co., Ltd.	3,000	20,482
	Yokohama Rubber Co., Ltd.	7,000	24,593
	Yoshimoto Kogyo Co., Ltd.	1,400	16,870
#	Zensho Co., Ltd.	2,000	11,689
	Zeon Corp.	2,000	6,412

TOTAL — JAPAN			13,768,955

NETHERLANDS — (2.4%)
COMMON STOCKS — (2.4%)
#	Aalberts Industries NV	1,289	7,312
	Aegon NV	23,569	123,260
	Akzo Nobel NV	876	31,274
	Arcadis NV	762	8,294
#	ArcelorMittal	6,554	146,664
*	ASM International NV	1,438	10,427
#	ASML Holding NV	2,445	40,436
*	ASML Holding NV ADR	200	3,308

27

Boskalis Westminster CVA	833	16,803
# Eriks Group NV	159	5,089
Exact Holding NV	330	5,964
Fugro NV	656	17,726
Grontmij NV	332	6,770
# Heijmans NV	372	2,763
Imtech NV	693	10,663
ING Groep NV Sponsored ADR	8,300	69,139
Kas Bank NV	70	826
Koninklijke Ahold NV	12,011	144,018
Koninklijke Bam Groep NV	2,021	17,192
Koninklijke KPN NV	5,112	68,043
Koninklijke Philips Electronics NV	10,051	182,688
Koninklijke Philips Electronics NV ADR	100	1,819
Koninklijke Ten Cate NV	849	15,231
Koninklijke Vopak NV	1,060	39,711
Nutreco Holding NV	612	20,223
Oce NV	1,378	3,538
# Randstad Holdings NV	982	19,461
Reed Elsevier NV ADR	952	21,163
# SBM Offshore NV	2,086	25,152
Sligro Food Group NV	627	13,406
Smit Internationale NV	458	21,252
SNS Reaal	3,557	15,521
Telegraaf Media Groep NV	853	15,280
TKH Group NV	794	7,522
Unilever NV	5,295	116,719
Unit 4 Agresso NV	493	4,989
USG People NV	783	8,641
* Van der Moolen Holding NV	728	1,956
Wavin NV	1,272	4,043
Wolters Kluwer NV	4,568	82,115

TOTAL — NETHERLANDS		1,356,401

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	10,888	4,938
Contact Energy, Ltd.	4,540	15,716
Fletcher Building, Ltd.	2,352	6,660
Infratil, Ltd.	10,572	9,454
New Zealand Refining Co., Ltd.	3,517	11,489
Nuplex Industries, Ltd.	2,281	3,314
Port of Tauranga, Ltd.	2,031	6,014
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,900	12,787
Trustpower, Ltd.	2,795	10,548

TOTAL — NEW ZEALAND		80,920

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Acta Holding ASA	9,500	2,595

28

	Aker Kvaerner ASA	750	3,521
#	Aktiv Kapital ASA	600	3,463
*	Atea ASA	2,400	5,623
# *	BW Offshore, Ltd.	4,000	2,763
	Camillo Eitze & Co. ASA	800	1,717
#	Cermaq ASA	1,600	6,074
	DnB NOR ASA Series A	6,800	23,061
	DOF ASA	1,400	6,831
	EDB Business Partner ASA	1,800	3,095
	Ekornes ASA	300	2,755
*	Eltek ASA	1,600	312
#	Ganger Rolf ASA	670	12,526
	Kongsberg Gruppen ASA	160	6,899
# *	Marine Harvest	50,000	10,788
	Norsk Hydro ASA	6,400	22,809
	Norsk Hydro ASA Sponsored ADR	3,400	11,968
# *	Norske Skogindustrier ASA Series A	7,052	13,797
	Orkla ASA	7,600	50,518
*	Petroleum Geo Services ASA	700	2,285
*	Prosafe ASA	3,000	11,415
*	Prosafe Production Public, Ltd.	3,000	4,720
# *	Renewable Energy Corp. ASA	400	4,010
	Schibsted ASA	850	8,077
# *	Sevan Marine ASA	3,200	2,727
*	Songa Offshore SE	800	1,398
	StatoilHydro ASA Sponsored ADR	3,931	67,731
	Storebrand ASA	5,600	14,245
*	Subsea 7, Inc.	1,200	6,248
#	Tandberg ASA Series A	900	11,125
	Telenor ASA	1,553	10,134
*	TGS Nopec Geophysical Co. ASA	2,845	16,249
#	Tomra Systems ASA	2,200	7,381
	Veidekke ASA	1,440	5,759
	Wilh. Wilhelmsen ASA	350	4,003
	Yara International ASA	940	21,137

TOTAL — NORWAY			389,759

PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
	Banco BPI SA	4,547	8,617
*	Banco Comercial Portugues SA	9,325	9,499
	Banco Espirito Santo SA	5,709	37,788
	Brisa SA	3,774	24,873
#	Cimpor Cimentos de Portugal SA	6,612	30,646
	Energias de Portugal SA	9,374	33,169
	Galp Energia SGPS SA Series B	1,072	11,363
	Jeronimo Martins SGPS SA	2,344	11,901
	Mota-Engil SGPS SA	2,737	8,482
	Portucel-Empresa Produtora de Pasta de Papel SA	3,351	6,313
	Portugal Telecom SA	5,451	44,015

29

#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	8,066
	Sociedade de Investimento e Gestao SGPS SA	897	7,268
*	Sonae Capital	1,744	1,020
	Sonae Industria SGPS SA	1,680	3,449
	Sonae SGPS SA	13,955	8,563
*	Sonaecom SGPS SA	3,677	5,243

TOTAL — PORTUGAL			260,275

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Allgreen Properties, Ltd.	19,000	5,849
	Bukit Sembawang Estates, Ltd.	2,000	5,014
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	2,800	4,116
	City Developments, Ltd.	5,000	18,407
	Comfortdelgro Corp., Ltd.	21,000	20,016
	DBS Group Holdings, Ltd.	10,500	60,452
	Delong Holdings, Ltd.	10,000	4,243
	Ezra Holdings Pte, Ltd.	8,000	3,392
#	Guocoland, Ltd.	9,000	6,342
	Hotel Properties, Ltd.	7,000	4,862
	Hyflux, Ltd.	8,000	9,283
	Jardine Cycle & Carriage, Ltd.	4,103	28,888
	Keppel Corp., Ltd.	3,000	7,899
	Keppel Land, Ltd.	5,000	4,537
	Keppel Telecommunications and Transportation, Ltd.	6,000	2,850
	Kim Eng Holdings, Ltd.	9,100	5,942
	MobileOne, Ltd.	7,000	7,485
	Neptune Orient Lines, Ltd.	11,000	8,021
	Overseas Chinese Banking Corp., Ltd.	12,000	40,280
	Raffles Education Corp., Ltd.	15,000	5,138
	SembCorp Industries, Ltd.	14,000	20,812
#	SembCorp Marine, Ltd.	8,400	8,609
	Singapore Airlines, Ltd.	8,600	62,852
	Singapore Land, Ltd.	4,000	8,698
	Singapore Petroleum Co., Ltd.	4,000	6,400
	Singapore Post, Ltd.	14,000	7,106
	Singapore Press Holdings, Ltd.	22,000	40,613
	Singapore Technologies Engineering, Ltd.	9,000	13,412
	Singapore Telecommunications, Ltd.	13,000	22,565
	SMRT Corp., Ltd.	15,000	15,676
	Tat Hong Holdings, Ltd.	10,000	3,958
	United Engineers, Ltd.	6,000	4,453
	United Industrial Corp., Ltd.	23,000	18,673
	United Overseas Bank, Ltd.	6,000	46,561
	UOB-Kay Hian Holdings, Ltd.	12,000	7,329
	UOL Group, Ltd.	16,000	20,405
	Venture Corp., Ltd.	4,000	10,660
#	WBL Corp., Ltd.	8,000	20,803
	Wheelock Properties, Ltd.	13,000	8,473
TOTAL COMMON STOCKS			601,074

30

RIGHTS/WARRANTS — (0.0%)
*	Tat Hong Holdings, Ltd. Warrants 08/02/13	1,000	20

TOTAL — SINGAPORE			601,094

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
	Abengoa SA	505	7,866
	Abertis Infraestructuras SA	1,504	24,319
	Acciona SA	375	42,240
	Acerinox SA	5,339	69,554
	Actividades de Construccion y Servicios SA	1,262	50,636
	Antena 3 de Television SA	1,085	5,091
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	18,100	168,149
#	Banco de Sabadell SA	15,749	78,866
	Banco de Valencia SA	3,260	32,418
	Banco Espanol de Credito SA	1,229	11,201
	Banco Guipuzcoano SA	1,527	10,195
#	Banco Pastor SA	1,452	8,609
#	Banco Popular Espanol SA	11,125	76,233
#	Banco Santander SA Sponsored ADR	40,500	317,520
	Bankinter SA	4,250	36,706
	Bolsas y Mercados Espanoles	711	15,407
	Cementos Portland Valderrivas SA	166	4,837
	Cia Espanola de Petroleous SA	473	41,173
	Construcciones y Auxiliar de Ferrocarriles SA	22	5,993
	Ebro Puleva SA	3,143	38,795
	Enagas SA	2,468	42,786
	Fomento de Construcciones y Contratas SA	1,348	35,134
	Gamesa Corporacion Tecnologica SA	2,284	38,252
	Gas Natural SDG SA	1,554	37,318
	Gestevision Telecinco SA	837	7,181
	Grupo Catalana Occidente SA	923	14,079
	Grupo Empresarial Ence SA	2,018	5,886
	Grupo Ferrovial SA	1,911	50,679
	Iberdrola SA	8,892	68,852
	Indra Sistemas SA	974	19,572
	Industria de Diseno Textil SA	424	16,137
*	La Seda de Barcelona SA	11,551	5,149
	NH Hoteles SA	1,365	5,639
	Obrascon Huarte Lain SA	479	5,569
	Papeles y Cartones de Europa SA	2,914	12,867
	Pescanova SA	208	7,697
	Promotora de Informaciones SA	1,912	4,902
	Prosegur Cia de Seguridad SA	514	15,743
	Red Electrica Corporacion SA	1,553	63,790
	Repsol YPF SA Sponsored ADR	7,300	129,721
	Service Point Solutions SA	6,431	5,477
	Sol Melia SA	953	4,802
#	SOS Cuetara SA	1,043	12,677

31

	Telefonica SA Sponsored ADR	1,900	101,859
	Tubacex SA	1,844	4,758
	Tubos Reunidos SA	4,346	10,828
	Union Fenosa SA	1,392	31,326
	Vidrala SA	338	6,700
	Viscofan SA	830	15,570
	Zardoya Otis SA	1,078	19,251

TOTAL — SPAIN			1,846,009

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
#	Aarhuskarlshamn AB	500	7,111
	AF AB Series B	700	8,692
	Alfa Laval AB	2,100	14,639
	Assa Abloy AB Series B	4,800	48,005
	Atlas Copco AB Series A	3,000	20,114
	Atlas Copco AB Series B	1,800	10,684
	Axfood AB	350	6,633
	B&B Tools AB	600	3,552
	Bilia AB Series A	1,300	2,711
#	Boliden AB	8,001	16,163
#	Electrolux AB Series B	5,400	38,878
#	Eniro AB	2,578	3,311
	Hakon Invest AB	900	9,281
	Haldex AB	1,000	3,557
#	Hennes & Mauritz AB Series B	1,050	40,517
	Hoganas AB Series B	900	7,757
	Holmen AB Series B	1,500	30,663
	Husqvarna AB Series A	1,700	6,817
#	Husqvarna AB Series B	2,400	10,000
#	JM AB	1,200	6,124
*	LBI International AB	2,800	3,606
*	Lindab International AB	600	3,369
*	Loomis AB	664	4,921
# *	Lundin Petroleum AB	6,000	29,528
	Modern Times Group AB Series B	450	7,660
	NCC AB Series B	1,600	9,698
	Nobia AB	4,200	8,657
	Nordea Bank AB	17,701	93,593
# *	Oriflame Cosmetics SA	750	17,717
*	Pa Resources AB	3,400	6,217
	Sandvik AB	3,993	20,374
# *	SAS AB	5,000	26,269
	Scania AB Series B	1,500	12,045
	Securitas AB Series B	3,324	26,644
#	Skandinaviska Enskilda Banken AB Series A	6,914	29,413
	Skanska AB Series B	9,455	80,516
	SKF AB Series B	1,600	13,367
	Skistar AB	883	8,179
	SSAB Svenskt Stal AB Series A	1,900	13,340
	SSAB Svenskt Stal AB Series B	700	4,599

32

	Svenska Cellulosa AB Series B	9,217	71,913
	Svenska Handelsbanken AB Series A	7,472	81,457
#	Swedbank AB Series A	5,862	20,547
	Tele2 AB Series B	3,701	29,829
	Telefonaktiebolaget LM Erricson Sponsored ADR	13,800	110,262
	TeliaSonera AB	16,349	71,693
#	Trelleborg AB Series B	1,400	7,322
	Volvo AB Series A	2,200	8,959
	Volvo AB Series B	6,532	26,041

TOTAL — SWEDEN			1,142,944

SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
	ABB, Ltd. Sponsored ADR	6,500	84,825
	Adecco SA	2,404	80,705
	Allreal Holding AG	202	19,714
*	Aryzta AG	324	8,087
*	Ascom Holding AG	1,836	12,465
	Baloise-Holding AG	1,560	96,781
	Bank Sarasin & Cie Series B	700	16,822
	Banque Cantonale Vaudoise	54	15,145
	Barry Callebaut AG	34	15,213
	Berner Kantonalbank	107	20,688
	BKW FMB Energie AG	158	13,550
	Bobst Group AG	277	7,434
	Bucher Industries AG	173	17,045
	Ciba Holding AG	1,325	55,879
	Clariant AG	6,413	31,826
*	Compagnie Financiere Richemont SA Series A	6,895	101,056
	Credit Suisse Group AG Sponsored ADR	4,900	124,901
	Daetwyler Holding AG	297	11,247
	Dufry Group	227	3,664
	EFG International AG	1,159	14,057
*	Elektrizitaets-Gesellschaft Laufenberg AG	13	12,518
	EMS-Chemie Holding AG	265	18,946
	Energiedienst Holding AG	604	23,420
	Flughafen Zuerich AG	73	16,346
	Forbo Holding AG	50	8,095
	Geberit AG	144	13,937
	George Fisher AG	108	17,782
	Givaudan SA	172	116,502
	Gurit Holding AG	16	5,165
	Helvetia Holding AG	150	31,610
	Holcim, Ltd.	3,569	143,896
	Jelmoli Holding AG	13	25,298
	Julius Baer Holdings, Ltd. AG	1,643	48,724
	Kudelski SA	1,531	14,232
	Kuoni Reisen Holding AG	48	13,672
	Lindt & Spruengli AG	1	19,242
*	Logitech International SA	1,706	16,535
	Nestle SA	10,338	357,274

33

# *	Oerlikon Corp.	249	8,519
	Panalpina Welttransport Holding AG	158	7,832
*	Petroplus Holdings AG	1,062	20,860
	PubliGroupe SA	62	4,108
	Rieters Holdings AG	124	13,926
	Romande Energie Holding SA	7	11,901
	Schweizerische National Versicherungs Gesellschaft	26	13,410
	SGS SA	40	42,312
	Sika AG	34	26,752
	St. Galler Kantonalbank	70	22,956
	Sulzer AG	460	22,867
	Swatch Group AG	611	68,043
	Swiss Life Holding AG	1,010	54,781
	Swiss Re	5,759	152,792
	Swisscom AG	62	19,487
	Syngenta AG ADR	5,400	208,548
# *	Temenos Group AG	384	3,360
	The Swatch Group AG	649	14,404
*	UBS AG	7,536	94,504
	Valiant Holding AG	443	76,994
	Valora Holding AG	83	11,985
	Vontobel Holdings AG	600	10,197
	Zurich Financial SVCS AG	2,043	368,377

TOTAL — SWITZERLAND			2,933,213

UNITED KINGDOM — (17.8%)
COMMON STOCKS — (17.8%)
	Aberdeen Asset Management P.L.C.	16,024	29,772
	Admiral Group P.L.C.	417	5,407
	Aegis Group P.L.C.	20,061	22,100
	Aga Rangemaster Group P.L.C.	1,374	1,251
	Aggreko P.L.C.	1,979	11,139
	Amec P.L.C.	7,444	60,525
	Amlin P.L.C.	11,960	66,262
	Anglo American P.L.C.	6,671	120,001
	Anglo Pacific Group P.L.C.	2,760	3,674
	Antofagasta P.L.C.	2,036	12,243
	ARM Holdings P.L.C. Sponsored ADR	7,300	29,273
	Arriva P.L.C.	5,063	33,449
	Ashtead Group P.L.C.	14,650	8,444
	Associated British Foods P.L.C.	5,660	54,166
	Atkins WS P.L.C.	1,777	14,302
*	Autonomy Corp. P.L.C.	1,503	23,635
	Aveva Group P.L.C.	1,057	9,130
	Aviva P.L.C.	43,610	197,014
	Babcock International Group P.L.C.	6,695	48,812
	BAE Systems P.L.C.	18,103	105,072
	Balfour Beatty P.L.C.	6,343	33,860
	Banco Santander SA	820	6,522
	Barclays P.L.C.	84,946	125,090
	Barclays P.L.C. Sponsored ADR	13,100	74,801

34

	BBA Aviation P.L.C.	10,521	11,202
	Beazley Group P.L.C.	9,108	16,768
	Bellway P.L.C.	2,995	24,837
	BG Group P.L.C.	2,990	40,995
	BG Group P.L.C. Sponsored ADR	1,400	95,284
	BHP Billiton P.L.C. ADR	3,200	108,256
	Bodycote P.L.C.	4,899	8,593
	Bovis Homes Group P.L.C.	1,341	7,457
	BP P.L.C. Sponsored ADR	18,900	802,683
	Bradford & Bingley P.L.C.	11,247	3,260
	Brewin Dolphin Holdings P.L.C.	8,248	13,427
	Brit Insurance Holdings P.L.C.	8,280	24,175
	British Airways P.L.C.	8,530	14,717
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	34,284
	Britvic P.L.C.	2,726	9,044
	BSS Group P.L.C.	3,111	11,800
	BT Group P.L.C. Sponsored ADR	2,400	36,576
	Bunzl P.L.C.	3,184	26,041
	Burberry Group P.L.C.	9,093	33,145
	Cable and Wireless P.L.C.	32,161	72,849
	Cadbury P.L.C. Sponsored ADR	1,984	64,083
*	Cairn Energy P.L.C.	1,499	39,291
	Capita Group P.L.C.	2,990	30,063
	Carillion P.L.C.	12,077	40,735
	Carnival P.L.C.	942	17,160
	Carnival P.L.C. ADR	2,700	48,735
	Carphone Warehouse Group P.L.C.	5,939	8,657
	Catlin Group, Ltd.	8,787	44,154
	Centrica P.L.C.	14,387	53,528
*	Charter International P.L.C.	1,956	10,892
	Chesnara P.L.C.	3,877	7,091
	Chloride Group P.L.C.	5,862	11,414
	Close Brothers Group P.L.C.	5,243	37,647
	Cobham P.L.C.	11,022	34,002
	Collins Stewart P.L.C.	7,841	6,012
	Compass Group P.L.C.	24,559	121,533
	Cookson Group P.L.C.	1,890	2,567
	Croda International P.L.C.	1,405	10,120
*	CSR P.L.C.	2,830	7,441
	Daily Mail & General Trust P.L.C. Series A	4,069	15,445
	Dairy Crest Group P.L.C.	2,589	7,483
*	Dana Petroleum P.L.C.	2,138	27,900
	Davis Service Group P.L.C.	4,657	16,650
	De la Rue P.L.C.	3,049	41,177
	Dignity P.L.C.	672	5,948
	Dimension Data Holdings P.L.C.	17,382	8,995
	Domino Printing Sciences P.L.C.	2,941	8,317
	Drax Group P.L.C.	4,837	38,873
	DS Smith P.L.C.	10,291	12,035
	DSG International P.L.C.	49,297	15,675
	DTZ Holdings P.L.C.	2,791	1,017
*	easyJet P.L.C.	1,150	4,954

35

	Enterprise Inns P.L.C.	11,823	8,261
	Evolution Group P.L.C.	5,744	7,479
	Experian P.L.C.	10,890	67,776
	Fenner P.L.C.	3,512	3,093
	Filtrona P.L.C.	4,670	8,494
	Findel P.L.C.	1,414	1,202
	Firstgroup P.L.C.	1,786	7,019
	Forth Ports P.L.C.	318	3,371
	Friends Provident P.L.C.	68,137	81,291
	G4S P.L.C.	31,351	86,565
	Galiform P.L.C.	7,492	1,378
	Game Group P.L.C.	10,090	20,854
	GKN P.L.C.	19,127	23,325
	Go-Ahead Group P.L.C.	487	6,895
	Greggs P.L.C.	149	7,623
	Halfords Group P.L.C.	4,424	15,964
	Halma P.L.C.	13,080	34,487
	Hays P.L.C.	7,814	8,491
	Helical Bar P.L.C.	3,459	15,609
	Helphire P.L.C.	2,631	1,527
*	Henderson Group P.L.C.	12,095	13,146
	Hiscox, Ltd.	10,981	49,828
	Home Retail Group P.L.C.	5,486	16,268
	Homeserve P.L.C.	565	8,008
	HSBC Holdings P.L.C. Sponsored ADR	15,600	605,904
	Hunting P.L.C.	2,655	15,044
	Huntsworth P.L.C.	9,410	4,677
	ICAP P.L.C.	9,292	31,561
	IG Group Holdings P.L.C.	3,367	14,104
	IMI P.L.C.	7,064	27,320
	Informa P.L.C.	4,467	15,484
	Inmarsat P.L.C.	3,198	18,928
	Innovation Group P.L.C.	28,710	2,699
	Intercontinental Hotels Group P.L.C.	2,736	20,581
	Intercontinental Hotels Group P.L.C. ADR	1,600	11,936
	Intermediate Capital Group P.L.C.	2,842	15,766
	International Personal Finance P.L.C.	11,639	21,457
	International Power P.L.C.	44,274	173,646
	Interserve P.L.C.	2,216	6,371
	Intertek Group P.L.C.	2,205	27,132
*	Invensys P.L.C.	5,798	12,920
	Investec P.L.C.	11,729	42,259
*	IP Group P.L.C.	4,973	3,866
	ITV P.L.C.	97,376	38,592
	Jardine Lloyd Thompson Group P.L.C.	2,600	16,941
	JJB Sports P.L.C.	5,642	652
	JKX Oil and Gas P.L.C.	3,242	9,440
	John Wood Group P.L.C.	14,289	40,031
	Johnson Matthey P.L.C.	4,293	60,214
	Johnston Press P.L.C.	9,724	1,219
	Kazakhmys P.L.C.	2,728	8,701
	Kcom Group P.L.C.	13,914	3,112

36

	Keller Group P.L.C.	1,423	12,629
	Kesa Electricals P.L.C.	3,132	4,564
	Kingfisher P.L.C.	69,403	138,901
	Laird P.L.C.	4,593	5,840
	Legal and General Group P.L.C.	112,403	100,001
	Lloyds Banking Group P.L.C.	3,789	4,936
	Lloyds Banking Group P.L.C. Sponsored ADR	1,200	6,252
	Logica P.L.C.	27,824	26,345
	London Stock Exchange Group P.L.C.	1,107	7,647
	Lonmin P.L.C.	3,465	43,027
	Low & Bonar P.L.C.	7,100	3,026
	Man Group P.L.C.	6,662	19,779
	Marks & Spencer Group P.L.C.	12,946	43,051
	Marshalls P.L.C.	2,962	2,986
	Mcbride P.L.C.	5,164	9,363
	Meggitt P.L.C.	17,826	35,557
	Melrose P.L.C.	5,249	5,033
	Michael Page International P.L.C.	4,900	15,417
	Millennium and Copthorne Hotels P.L.C.	3,962	13,421
	Misys P.L.C.	5,545	9,286
	Mitie Group P.L.C.	7,518	21,978
	Mondi P.L.C.	11,215	29,567
	Morgan Crucible Co. P.L.C.	3,198	4,424
	Morgan Sindall P.L.C.	778	6,163
	N Brown Group P.L.C.	2,652	7,464
	National Express Group P.L.C.	3,215	15,123
	National Grid P.L.C.	2,603	24,293
	National Grid P.L.C. Sponsored ADR	1,200	55,992
	Next P.L.C.	2,196	37,291
	Northern Foods P.L.C.	9,001	6,944
	Northgate P.L.C.	1,850	2,089
	Northumbrian Water Group P.L.C.	6,594	22,371
	Novae Group P.L.C.	2,639	12,214
	Old Mutual P.L.C.	41,284	31,102
	Pearson P.L.C. Sponsored ADR	12,900	122,679
	Pennon Group P.L.C.	3,850	25,077
	Persimmon P.L.C.	6,696	27,841
	Phoenix IT Group, Ltd.	1,920	5,213
	Premier Foods P.L.C.	12,994	5,913
*	Premier Oil P.L.C.	1,761	17,965
	Provident Financial P.L.C.	1,379	15,477
	Prudential P.L.C.	14,992	72,063
	Prudential P.L.C. ADR	6,900	66,792
	Psion P.L.C.	4,455	3,212
	Punch Taverns P.L.C.	7,220	4,598
	Qinetiq P.L.C.	2,589	5,609
	Quintain Estates & Development P.L.C.	3,502	1,253
	Rathbone Brothers P.L.C.	754	7,953
	Reckitt Benckiser Group P.L.C.	671	25,842
	Reed Elsevier P.L.C. ADR	1,125	33,896
*	Regus P.L.C.	13,221	9,101
	Renishaw P.L.C.	2,587	12,294

37

	Rentokil Initial P.L.C.	20,074	12,307
	Rexam P.L.C.	10,239	45,981
	Rio Tinto P.L.C. Sponsored ADR	500	43,375
	Robert Wiseman Dairies P.L.C.	1,693	8,032
*	Rolls-Royce Group P.L.C.	20,960	100,055
	Rotork P.L.C.	944	9,398
	Royal Dutch Shell P.L.C. ADR	19,700	942,251
	RPS Group P.L.C.	5,472	10,757
	RSA Insurance Group P.L.C.	53,278	101,098
	Sage Group P.L.C.	15,888	41,440
	Sainsbury (J.) P.L.C.	16,870	80,971
	Savills P.L.C.	4,011	14,020
	Schroders P.L.C.	3,549	39,044
	Schroders P.L.C. Non-Voting	871	8,059
	Scottish & Southern Energy P.L.C.	3,532	60,732
*	SDL P.L.C.	2,030	7,928
	Senior P.L.C.	9,084	3,878
	Serco Group P.L.C.	7,105	44,994
	Severfield-Rowen P.L.C.	1,606	3,473
	Severn Trent P.L.C.	1,705	26,881
	Shanks Group P.L.C.	8,224	11,612
	SIG P.L.C.	3,444	5,943
*	Soco International P.L.C.	876	12,574
	Spectris P.L.C.	2,815	19,590
	Speedy Hire P.L.C.	1,158	1,370
	Spirax-Sarco Engineering P.L.C.	1,500	18,006
	Spirent Communications P.L.C.	47,046	26,020
	ST Modwen Properties P.L.C.	2,368	3,883
	St. Jame’s Place P.L.C.	4,098	11,222
	Stagecoach Group P.L.C.	11,463	20,068
	Standard Chartered P.L.C.	23,394	295,598
	Standard Life P.L.C.	23,253	73,995
	Tate & Lyle P.L.C.	10,333	49,555
	Tesco P.L.C.	20,783	107,407
*	The Berkeley Group Holdings P.L.C.	2,238	25,525
	The Weir Group P.L.C.	4,491	21,520
	Thomas Cook Group P.L.C.	17,383	47,908
	Thomson Reuters P.L.C.	2,938	59,069
	Tomkins P.L.C.	17,697	30,150
	Tomkins P.L.C. Sponsored ADR	2,300	15,502
	Travis Perkins P.L.C.	3,041	13,987
	Trinity Mirror P.L.C.	7,656	5,228
	TT electronics P.L.C.	3,593	1,555
	TUI Travel P.L.C.	7,598	24,572
	Tullow Oil P.L.C.	5,829	58,136
*	UK Coal P.L.C.	3,777	6,821
	Ultra Electronics Holdings P.L.C.	795	13,318
	Umeco P.L.C.	1,615	5,243
	Unilever P.L.C. Sponsored ADR	3,900	85,488
	United Business Media P.L.C.	5,369	37,427
	United Utilities Group P.L.C.	1,964	15,338
	Vedanta Resources P.L.C.	544	4,299

38

	Vodafone Group P.L.C. Sponsored ADR	46,477	864,007
	VT Group P.L.C.	2,055	17,637
	WH Smith P.LC.	4,579	22,238
	Whitbread P.L.C.	5,123	60,509
	William Morrison Supermarkets P.L.C.	34,087	133,148
	Wincanton P.L.C.	2,286	5,042
	Wolseley P.L.C.	4,746	11,765
	Wolseley P.L.C. ADR	2,900	7,163
*	WPP P.L.C. Sponsored ADR	2,100	58,737
	WSP Group P.L.C.	1,365	3,153
*	Xchanging P.L.C.	2,042	6,404
	Xstrata P.L.C.	4,543	37,116
	Yell Group P.L.C.	12,406	7,906

	TOTAL — UNITED KINGDOM		10,253,724

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $315,000 FNMA 5.058%(r), 01/01/36, valued at $264,936) to be repurchased at $261,004	$261	261,000

		Shares
	SECURITIES LENDING COLLATERAL — (10.3%)
§ @	DFA Short Term Investment Fund LP	5,537,784	5,537,784

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $418,506) to be repurchased at $410,310	$410	410,300

	TOTAL SECURITIES LENDING COLLATERAL		5,948,084

	TOTAL INVESTMENTS - (100.0%)
	(Cost $108,088,569)##		$57,615,789

39

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (87.3%)
Consumer Discretionary — (10.1%)
*	1-800-FLOWERS.COM, Inc.	900	$2,259
*	99 Cents Only Stores	1,200	10,056
*	A.C. Moore Arts & Crafts, Inc.	300	507
#	Aaron Rents, Inc.	1,000	21,860
#	Abercrombie & Fitch Co.	500	8,925
	Advance Auto Parts, Inc.	600	19,638
*	Aeropostale, Inc.	400	8,444
*	Alloy, Inc.	200	994
* #	Amazon.com, Inc.	1,400	82,348
	Ambassadors Group, Inc.	300	2,481
*	American Apparel, Inc.	750	1,522
	American Axle & Manufacturing Holdings, Inc.	1,200	1,308
	American Eagle Outfitters, Inc.	2,850	25,678
* #	America’s Car-Mart, Inc.	200	1,818
*	AnnTaylor Stores Corp.	772	3,798
	Arbitron, Inc.	200	3,004
	Arctic Cat, Inc.	300	1,287
	ArvinMeritor, Inc.	700	1,225
*	ATC Technology Corp.	400	5,220
*	AutoNation, Inc.	2,800	25,984
*	Bally Technologies, Inc.	200	4,038
	Barnes & Noble, Inc.	1,400	22,988
*	Barry (R.G.) Corp.	400	2,564
	Bassett Furniture Industries, Inc.	100	329
	Beazer Homes USA, Inc.	400	412
	bebe Stores, Inc.	1,900	10,735
* #	Bed Bath and Beyond, Inc.	1,700	39,491
	Belo Corp. Class A	1,800	2,574
	Best Buy Co., Inc.	1,700	47,634
	Big 5 Sporting Goods Corp.	400	2,104
*	Big Lots, Inc.	1,100	14,795
*	BJ’s Restaurants, Inc.	300	3,330
#	Black & Decker Corp.	800	23,128
	Blockbuster, Inc. Class A	1,900	2,432
*	Blue Nile, Inc.	100	2,022
	Blyth, Inc.	600	2,046
	Books-A-Million, Inc.	300	702
#	BorgWarner, Inc.	2,900	48,952
*	Brink’s Home Security Holdings, Inc.	200	4,574
	Brookfield Homes Corp.	600	1,494
	Brown Shoe Company, Inc.	700	3,283
	Brunswick Corp.	1,700	4,726
	Buckle, Inc.	750	15,862

1

*	Buffalo Wild Wings, Inc.	200	4,492
*	Build-A-Bear-Workshop, Inc.	500	2,100
#	Burger King Holdings, Inc.	400	8,900
*	Cabela’s, Inc.	1,300	7,293
	Cablevision Systems New York Group Class A	2,100	33,663
*	Cache, Inc.	200	374
*	California Pizza Kitchen, Inc.	200	2,072
	Callaway Golf Co.	1,100	8,371
*	Capella Education Co.	200	11,066
* #	Career Education Corp.	700	15,260
* #	CarMax, Inc.	5,200	43,004
	Carmike Cinemas, Inc.	400	804
*	Carriage Services, Inc.	200	442
* #	Carter’s, Inc.	900	15,291
	Cato Corp. Class A	500	6,615
*	Cavco Industries, Inc.	100	2,448
	CBS Corp. Class A	200	1,156
	CBS Corp. Class B	6,200	35,464
*	CEC Entertainment, Inc.	100	2,334
	Centex Corp.	500	4,255
*	Champion Enterprises, Inc.	500	230
*	Charlotte Russe Holding, Inc.	500	2,575
*	Charming Shoppes, Inc.	1,600	1,728
*	Cheesecake Factory, Inc.	500	4,340
*	Chico’s FAS, Inc.	2,300	9,108
* #	Chipotle Mexican Grill, Inc.	200	9,552
*	Chipotle Mexican Grill, Inc. Class B	100	4,552
#	Choice Hotels International, Inc.	500	13,160
	Christopher & Banks Corp.	600	2,328
	Churchill Downs, Inc.	100	3,451
	Cinemark Holdings, Inc.	4,200	33,222
*	Citi Trends, Inc.	400	3,812
	CKE Restaurants, Inc.	200	1,660
*	Coach, Inc.	900	13,140
*	Coinstar, Inc.	200	4,596
*	Coldwater Creek, Inc.	1,900	5,358
#	Columbia Sportswear Co.	900	25,848
	Comcast Corp. Class A	15,700	230,005
	Comcast Corp. Special Class A	6,100	84,668
* #	Conn’s, Inc.	400	4,864
	Cooper Tire & Rubber Co.	1,000	4,670
* #	Corinthian Colleges, Inc.	500	9,340
	Courier Corp.	200	3,142
*	Cox Radio, Inc.	200	1,010
	Cracker Barrel Old Country Store, Inc.	200	3,514
*	Crown Media Holdings, Inc.	1,700	2,805
#	D.R. Horton, Inc.	6,400	38,144
*	Deckers Outdoor Corp.	300	15,672
*	dELiA*s, Inc.	900	1,791
	DeVry, Inc.	400	21,432
*	DG FastChannel, Inc.	400	5,796
* #	Dick’s Sporting Goods, Inc.	1,200	13,212
	Dillards, Inc. Class A	1,200	5,220
*	DISH Network Corp.	1,700	21,828
	Disney (Walt) Co.	14,700	303,996

2

* #	Dollar Tree, Inc.	900	38,439
*	Domino’s Pizza, Inc.	100	669
*	Dr Pepper Snapple Group, Inc.	4,000	65,800
*	DreamWorks Animation SKG, Inc.	1,500	32,925
*	Drew Industries, Inc.	500	4,310
*	DSW, Inc.	400	3,992
	E.W. Scripps Co.	866	1,394
	Eastman Kodak Co.	9,350	42,355
*	Eddie Bauer Holdings, Inc.	400	300
*	Einstein Noah Restaurant Group, Inc.	300	2,076
	Ethan Allen Interiors, Inc.	200	2,278
#	Family Dollar Stores, Inc.	600	16,662
*	FGX International Holdings, Ltd.	200	2,480
	Finish Line, Inc. Class A	1,000	4,750
	Fisher Communications, Inc.	400	6,100
	Foot Locker, Inc.	3,300	24,288
* #	Ford Motor Co.	11,300	21,131
*	Fossil, Inc.	200	2,308
*	Franklin Covey Co.	400	1,644
	Fred’s, Inc.	700	7,182
* #	Fuel Systems Solutions, Inc.	200	5,228
	Furniture Brands International, Inc.	400	820
*	GameStop Corp. Class A	1,700	42,126
*	Gander Mountain Co.	500	1,030
#	Gannett Co., Inc.	1,200	6,924
	Gap, Inc.	3,300	37,224
*	Gaylord Entertainment Co.	200	2,120
*	Genesco, Inc.	600	9,240
	Gentex Corp.	2,200	18,458
	Genuine Parts Co.	1,200	38,424
*	G-III Apparel Group, Ltd.	200	1,100
*	Goodyear Tire & Rubber Co.	2,500	15,425
#	Group 1 Automotive, Inc.	400	3,988
*	GSI Commerce, Inc.	400	3,428
	Guess?, Inc.	800	12,872
*	Gymboree Corp.	400	9,800
	H&R Block, Inc.	1,000	20,730
* #	Hanesbrands, Inc.	900	8,091
#	Harley-Davidson, Inc.	1,750	21,315
#	Harman International Industries, Inc.	400	6,436
	Harte-Hanks, Inc.	1,700	10,710
#	Hasbro, Inc.	900	21,717
#	Haverty Furniture Co., Inc.	300	2,406
*	Hawk Corp.	200	3,378
*	Hayes Lemmerz International, Inc.	1,000	90
	Hearst-Argyle Television, Inc.	1,100	4,334
	Heelys, Inc.	400	816
*	Helen of Troy, Ltd.	700	7,329
*	Hibbett Sporting Goods, Inc.	200	2,722
	Home Depot, Inc.	8,000	172,240
*	Hot Topic, Inc.	800	6,832
*	Hovnanian Enterprises, Inc. Class A	700	1,183
*	HSN, Inc.	380	1,805
*	Iconix Brand Group, Inc.	1,000	8,270
	Interactive Data Corp.	2,400	54,744

3

	Interface, Inc. Class A	2,000	8,160
	International Speedway Corp. Class A	300	6,984
*	Interpublic Group of Companies, Inc.	9,900	32,967
*	Interval Leisure Group, Inc.	380	1,904
* #	iRobot Corp.	300	2,280
* #	J. Crew Group, Inc.	200	2,000
#	J.C. Penney Co., Inc.	5,500	92,125
* #	Jack in the Box, Inc.	400	9,036
	Jackson Hewitt Tax Service, Inc.	200	2,648
*	JAKKS Pacific, Inc.	200	3,668
*	Jarden Corp.	500	5,215
*	Jo-Ann Stores, Inc.	600	7,662
	Johnson Controls, Inc.	6,000	75,060
	Jones Apparel Group, Inc.	1,400	4,844
*	Jos. A. Bank Clothiers, Inc.	400	10,984
	Journal Communications, Inc. Class A	1,400	2,506
#	KB HOME	1,900	20,273
	Kenneth Cole Productions, Inc. Class A	100	639
	Kimball International, Inc. Class B	900	6,201
*	Knology, Inc.	1,000	4,700
*	Kohl’s Corp.	1,500	55,065
*	Krispy Kreme Doughnuts, Inc.	900	1,251
	K-Swiss, Inc. Class A	400	4,288
*	Lakes Entertainment, Inc.	500	1,480
*	Lamar Advertising Co.	1,000	9,010
*	Lazare Kaplan International, Inc.	300	1,110
	La-Z-Boy, Inc.	1,400	1,358
*	LeapFrog Enterprises, Inc.	300	603
*	Lear Corp.	700	637
	Leggett & Platt, Inc.	4,000	49,960
	Lennar Corp. Class A	1,300	9,997
*	Liberty Global, Inc. Class A	2,000	29,140
* #	Liberty Global, Inc. Series C	1,900	27,208
*	Liberty Media Corp. - Entertainment Class A	5,900	108,265
*	Liberty Media Holding Corp. Capital Class A	2,000	10,980
*	Liberty Media Holding Corp. Interactive Class A	2,800	8,792
	Limited Brands, Inc.	7,900	62,568
*	Lincoln Educational Services	100	1,462
*	Live Nation, Inc.	1,400	7,322
	Liz Claiborne, Inc.	1,800	3,960
*	LKQ Corp.	4,500	51,975
	Lowe’s Companies, Inc.	4,400	80,388
*	Luby’s, Inc.	500	2,270
	M/I Homes, Inc.	200	1,768
#	Macy’s, Inc.	2,900	25,955
	Marine Products Corp.	300	1,122
*	MarineMax, Inc.	700	1,232
#	Marriott International, Inc. Class A	800	13,048
*	Martha Stewart Living Omnimedia, Inc.	700	1,638
* #	Marvel Entertainment, Inc.	1,100	30,261
#	Mattel, Inc.	2,800	39,732
	Matthews International Corp. Class A	200	7,788
	McDonald’s Corp.	3,800	220,476
	McGraw-Hill Companies, Inc.	1,600	35,184
	MDC Holdings, Inc.	900	27,576

4

	Media General, Inc. Class A	600	1,170
*	Mediacom Communications Corp.	1,200	6,480
	Meredith Corp.	800	12,776
*	Meritage Homes Corp.	500	5,510
*	Midas, Inc.	300	2,625
	Modine Manufacturing Co.	900	2,466
* #	Mohawk Industries, Inc.	1,100	35,321
	Monro Muffler Brake, Inc.	237	5,752
*	Morgans Hotel Group	200	730
* #	Morningstar, Inc.	700	24,269
	Movado Group, Inc.	200	1,536
	National CineMedia, Inc.	1,100	11,088
	Nautilus Group, Inc.	400	556
* #	Netflix, Inc.	1,000	36,140
*	New York & Co., Inc.	900	1,782
	Newell Rubbermaid, Inc.	1,900	15,352
	News Corp. Class A	6,100	38,979
#	News Corp. Class B	2,800	20,272
#	NIKE, Inc. Class B	2,900	131,225
#	Nordstrom, Inc.	600	7,614
#	Nutri/System, Inc.	400	5,156
*	Office Depot, Inc.	4,400	9,504
	OfficeMax, Inc.	300	1,653
	Omnicom Group, Inc.	1,100	28,479
	Orleans Homebuilders, Inc.	300	360
* #	O’Reilly Automotive, Inc.	1,133	32,936
*	Outdoor Channel Holdings, Inc.	300	1,827
*	Overstock.com, Inc.	200	2,196
	Oxford Industries, Inc.	200	1,332
*	P.F. Chang’s China Bistro, Inc.	200	3,546
*	Pacific Sunwear of California, Inc.	900	1,125
*	Palm Harbor Homes, Inc.	300	1,062
* #	Panera Bread Co.	300	14,094
*	Papa John’s International, Inc.	100	1,901
*	PC Mall, Inc.	200	794
* #	Penn National Gaming, Inc.	1,600	29,840
	Pennichuck Corp.	100	1,749
	Penske Automotive Group, Inc.	1,300	9,646
* #	PetMed Express, Inc.	300	4,332
	PetSmart, Inc.	900	16,893
	Phillips-Van Heusen Corp.	400	7,608
*	Pinnacle Entertainment, Inc.	600	4,068
*	Playboy Enterprises, Inc. Class B	300	519
#	Polaris Industries, Inc.	100	2,127
#	Polo Ralph Lauren Corp.	300	12,309
	Pool Corp.	800	12,680
* #	Priceline.com, Inc.	300	20,127
	PRIMEDIA, Inc.	400	712
*	Princeton Review, Inc.	300	1,473
#	Pulte Homes, Inc.	3,900	39,585
*	Quiksilver, Inc.	1,600	3,360
#	RadioShack Corp.	2,100	24,066
*	RC2 Corp.	200	1,162
	RCN Corp.	900	3,312
	Regis Corp.	300	3,375

5

*	Rent-A-Center, Inc.	1,500	22,275
*	Rentrak Corp.	200	2,480
*	Retail Ventures, Inc.	400	956
#	Ross Stores, Inc.	800	23,536
#	Royal Caribbean Cruises, Ltd.	1,700	11,033
#	Ryland Group, Inc.	1,000	15,600
*	Saga Communications, Inc.	100	442
*	Sally Beauty Holdings, Inc.	3,000	14,190
	Sauer-Danfoss, Inc.	400	3,016
	Scripps Networks Interactive	600	12,882
* #	Sears Holdings Corp.	800	32,736
	Service Corp. International	2,100	9,555
#	Sherwin-Williams Co.	300	14,325
	Shiloh Industries, Inc.	200	460
*	Shoe Carnival, Inc.	200	1,570
*	Shuffle Master, Inc.	600	2,034
*	Shutterfly, Inc.	700	4,627
	Sinclair Broadcast Group, Inc. Class A	1,000	1,850
*	Skechers U.S.A., Inc. Class A	500	4,980
	Skyline Corp.	100	2,008
	Snap-On, Inc.	1,900	57,342
* #	Sonic Corp.	400	3,896
	Spartan Motors, Inc.	300	1,302
	Speedway Motorsports, Inc.	400	5,776
	Sport Supply Group, Inc.	200	1,612
	Stage Stores, Inc.	300	2,145
*	Stamps.com, Inc.	300	2,454
	Stanley Furniture, Inc.	200	1,570
#	Staples, Inc.	4,900	78,106
*	Starbucks Corp.	4,200	39,648
#	Starwood Hotels & Resorts Worldwide, Inc.	800	12,096
	Stein Mart, Inc.	500	585
*	Steven Madden, Ltd.	200	3,476
	Stewart Enterprises, Inc.	700	2,394
*	Stoneridge, Inc.	400	784
	Sturm Ruger & Co., Inc.	300	1,983
	Superior Industries International, Inc.	700	7,189
	Systemax, Inc.	900	9,117
	Talbots, Inc.	1,000	2,030
#	Target Corp.	3,700	115,440
	Tempur-Pedic International, Inc.	500	3,500
*	Tenneco Automotive, Inc.	400	736
* #	Texas Roadhouse, Inc.	600	4,578
*	The Children’s Place Retail Stores, Inc.	600	11,286
* #	The DIRECTV Group, Inc.	6,052	132,539
*	The Dress Barn, Inc.	900	7,758
	The Marcus Corp.	200	2,066
	The Men’s Wearhouse, Inc.	1,300	15,145
	The New York Times Co. Class A	4,300	21,371
	The Pep Boys - Manny, Moe & Jack	1,600	4,624
	The Stanley Works	800	25,008
*	The Steak n Shake Co.	300	1,716
#	The TJX Companies, Inc.	1,200	23,304
*	The Wet Seal, Inc. Class A	1,700	4,437
	Thor Industries, Inc.	1,400	14,812

6

*	Ticketmaster Entertainment, Inc.	380	2,261
#	Tiffany & Co.	900	18,675
*	Timberland Co. Class A	1,600	17,584
* #	Time Warner Cable, Inc.	7,350	136,930
	Time Warner, Inc.	25,500	237,915
*	TiVo, Inc.	300	2,157
* #	Toll Brothers, Inc.	1,800	30,636
* #	Tractor Supply Co.	600	20,226
*	Trans World Entertainment Corp.	1,000	820
*	True Religion Apparel, Inc.	200	2,282
*	TRW Automotive Holdings Corp.	600	1,854
*	Tuesday Morning Corp.	400	472
	Tupperware Corp.	450	9,252
*	Tween Brands, Inc.	300	807
	Tyco Electronics, Ltd.	3,300	46,728
*	Unifi, Inc.	1,200	2,208
	Unifirst Corp.	300	7,872
*	Universal Electronics, Inc.	200	2,256
*	Universal Technical Institute, Inc.	200	3,506
*	Urban Outfitters, Inc.	900	14,022
	V.F. Corp.	400	22,408
* #	Vail Resorts, Inc.	400	9,328
*	Valassis Communications, Inc.	1,500	1,920
*	ValueVision Media, Inc. Class A	500	122
* #	Viacom, Inc. Class A	300	4,881
*	Viacom, Inc. Class B	3,600	53,100
	Visteon Corp.	1,500	210
*	Volcom, Inc.	200	1,658
	WABCO Holdings, Inc.	700	10,465
*	Warnaco Group, Inc.	700	15,848
	Warner Music Group Corp.	1,200	2,460
	Weight Watchers International, Inc.	600	13,686
	Wendy’s/Arby’s Group, Inc.	1,125	5,670
*	West Marine, Inc.	400	2,040
#	Whirlpool Corp.	1,300	43,459
	Wiley (John) & Sons, Inc. Class A	1,000	35,430
	Williams-Sonoma, Inc.	1,600	12,672
#	Winnebago Industries, Inc.	700	3,871
* #	WMS Industries, Inc.	300	6,666
	Wolverine World Wide, Inc.	500	9,070
	World Wrestling Entertainment, Inc.	600	5,844
*	WPT Enterprises, Inc.	239	81
	Wyndham Worldwide Corp.	700	4,291
	Yum! Brands, Inc.	300	8,586
*	Zale Corp.	300	372
*	Zumiez, Inc.	300	2,145
Total Consumer Discretionary			5,986,584

Consumer Staples — (9.2%)
	Alberto-Culver Co.	700	17,122
	Alico, Inc.	200	5,600
*	Alliance One International, Inc.	900	2,160
	Altria Group, Inc.	6,900	114,126
	Andersons, Inc.	400	6,556
	Avon Products, Inc.	1,400	28,630

7

	B&G Foods, Inc.	900	4,176
*	Bare Escentuals, Inc.	620	2,251
* #	BJ’s Wholesale Club, Inc.	900	25,812
*	Boston Beer Co., Inc. Class A	200	5,048
	Brown-Forman Corp. Class B	975	44,275
	Calavo Growers, Inc.	200	2,440
#	Cal-Maine Foods, Inc.	400	10,832
	Casey’s General Stores, Inc.	600	12,750
*	Central European Distribution Corp.	300	3,630
* #	Chattem, Inc.	100	6,760
	Chiquita Brands International, Inc.	1,600	22,368
	Church & Dwight Co., Inc.	700	37,261
#	Clorox Co.	1,000	50,150
	Coca-Cola Co.	14,300	610,896
	Coca-Cola Enterprises, Inc.	9,300	104,439
	Colgate-Palmolive Co.	3,700	240,648
*	Collective Brands, Inc.	1,400	14,938
*	Constellation Brands, Inc. Class A	1,000	14,520
	Corn Products International, Inc.	600	13,890
*	Darling International, Inc.	400	1,836
* #	Dean Foods Co.	3,400	65,756
	Del Monte Foods Co.	3,100	20,646
	Diamond Foods, Inc.	200	5,136
*	Elizabeth Arden, Inc.	600	3,498
#	Estee Lauder Companies, Inc.	900	23,625
	Farmer Brothers Co.	200	4,072
	Flowers Foods, Inc.	2,400	51,576
	General Mills, Inc.	2,500	147,875
	Great Atlantic & Pacific Tea, Inc.	300	2,136
* #	Green Mountain Coffee, Inc.	300	11,478
*	Hain Celestial Group, Inc.	1,300	19,786
*	Hansen Natural Corp.	700	23,450
	Heinz (H.J.) Co.	2,300	83,950
#	Hormel Foods Corp.	1,200	35,796
	Imperial Sugar Co.	300	3,408
	Ingles Market, Inc. Class A	100	1,426
	Inter Parfums, Inc.	350	2,114
	J & J Snack Foods Corp.	300	10,473
	J.M. Smucker Co.	1,800	81,270
	Kellogg Co.	2,900	126,701
	Kimberly-Clark Corp.	2,200	113,234
	Kraft Foods, Inc.	13,200	370,260
	Lancaster Colony Corp.	300	10,923
	Lance, Inc.	500	9,415
* #	Lifeway Foods, Inc.	300	2,220
	Lorillard, Inc.	800	47,568
*	Maui Land & Pineapple Co., Inc.	400	3,692
	McCormick & Co., Inc.	700	22,428
*	Medifast, Inc.	300	2,322
	Molson Coors Brewing Co.	1,000	40,270
	Nash-Finch Co.	200	8,606
*	National Beverage Corp.	800	6,968
*	NBTY, Inc.	500	9,435
	Nu Skin Enterprises, Inc. Class A	400	3,796
*	Omega Protein Corp.	300	1,146

8

*	Pantry, Inc.	300	4,989
*	Parlux Fragrances, Inc.	400	1,120
*	Peet’s Coffee & Tea, Inc.	100	2,032
	PepsiCo, Inc.	8,200	411,886
	Philip Morris International, Inc.	7,700	286,055
*	Prestige Brands Holdings, Inc.	900	5,715
	PriceSmart, Inc.	400	6,520
	Procter & Gamble Co.	16,000	872,000
	Ralcorp Holdings, Inc.	100	5,922
	Reliv’ International, Inc.	400	1,900
*	Revlon, Inc.	650	3,841
	Reynolds American, Inc.	1,800	68,724
	Ruddick Corp.	500	12,025
#	Safeway, Inc.	2,000	42,860
	Sanderson Farms, Inc.	200	7,236
*	Smart Balance, Inc.	1,400	10,178
* #	Smithfield Foods, Inc.	2,500	29,675
	Spartan Stores, Inc.	400	7,432
*	Star Scientific, Inc.	600	1,980
	SUPERVALU, Inc.	1,100	19,294
#	Sysco Corp.	2,700	60,183
	The Hershey Co.	1,300	48,464
	The Kroger Co.	3,100	69,750
	Tootsie Roll Industries, Inc.	300	7,161
*	TreeHouse Foods, Inc.	400	10,556
* #	United Natural Foods, Inc.	600	9,324
	Universal Corp.	500	15,290
	Vector Group, Ltd.	200	2,912
	Walgreen Co.	2,200	60,302
	Wal-Mart Stores, Inc.	12,100	570,152
	WD-40 Co.	300	7,521
	Weis Markets, Inc.	300	9,333
#	Whole Foods Market, Inc.	500	5,125
*	Winn-Dixie Stores, Inc.	600	8,244
Total Consumer Staples			5,465,270

Energy — (8.5%)
*	Abraxas Petroleum Corp.	100	109
*	Allis-Chalmers Energy, Inc.	900	3,240
	Alon USA Energy, Inc.	1,500	17,700
	Anadarko Petroleum Corp.	3,500	128,590
	Apache Corp.	2,400	180,000
#	Arch Coal, Inc.	700	10,633
*	Arena Resources, Inc.	700	17,052
	Atlas America, Inc.	500	6,350
*	ATP Oil & Gas Corp.	300	1,341
*	Atwood Oceanics, Inc.	500	8,325
	Baker Hughes, Inc.	1,700	56,644
*	Basic Energy Services, Inc.	700	6,720
	Berry Petroleum Corp. Class A	400	2,944
*	Bill Barret Corp.	1,000	22,110
#	BJ Services Co.	2,900	31,900
*	Boots & Coots International Well Control, Inc.	600	618
*	BPZ Resources, Inc.	500	2,880
*	Brigham Exploration Co.	900	2,250

9

* #	Bristow Group, Inc.	700	16,933
	Cabot Oil & Gas Corp.	800	21,992
*	Cal Dive International, Inc.	3,800	24,092
*	Callon Petroleum Co.	400	844
* #	Cameron International Corp.	400	9,264
	CARBO Ceramics, Inc.	500	17,975
*	Carrizo Oil & Gas, Inc.	300	4,158
* #	Cheniere Energy, Inc.	1,200	4,224
	Chesapeake Energy Corp.	3,000	47,430
	Chevron Corp.	11,388	803,082
	Cimarex Energy Co.	1,800	44,712
*	Clayton Williams Energy, Inc.	300	11,940
*	CNX Gas Corp.	1,300	33,644
*	Complete Production Services, Inc.	1,000	6,410
*	Comstock Resources, Inc.	600	22,878
*	Concho Resources, Inc.	800	20,176
	ConocoPhillips	8,500	404,005
#	CONSOL Energy, Inc.	400	10,904
*	Contango Oil & Gas Co.	300	13,380
*	CREDO Petroleum Corp.	200	1,992
	Crosstex Energy, Inc.	200	664
*	Crusader Energy Group, Inc.	900	738
*	Dawson Geophysical Co.	100	1,593
	Delek US Holdings, Inc.	1,100	7,645
* #	Delta Petroleum Corp.	1,300	5,642
*	Denbury Resources, Inc.	1,400	17,136
	Devon Energy Corp.	3,900	240,240
#	Diamond Offshore Drilling, Inc.	600	37,656
*	Dresser-Rand Group, Inc.	2,100	40,908
*	Dril-Quip, Inc.	300	7,350
*	Encore Acquisition Co.	1,800	48,924
*	Energy Partners, Ltd.	300	348
	ENSCO International, Inc.	2,500	68,400
	EOG Resources, Inc.	1,000	67,770
*	Evolution Petroleum Corp.	400	600
*	EXCO Resources, Inc.	1,600	16,224
	Exxon Mobil Corp.	3,000	229,440
*	FMC Technologies, Inc.	900	26,631
* #	Forest Oil Corp.	900	13,500
	Foundation Coal Holdings, Inc.	400	6,488
*	FX Energy, Inc.	600	1,728
* #	Gasco Energy, Inc.	800	336
*	General Maritime Corp.	970	10,301
*	Geokinetics, Inc.	200	658
*	Geomet, Inc.	300	375
*	GeoResources, Inc.	200	1,436
*	GMX Resources, Inc.	500	11,335
*	Goodrich Petroleum Corp.	800	23,120
	Gulf Island Fabrication, Inc.	200	2,518
*	Gulfmark Offshore, Inc.	500	11,970
*	Gulfport Energy Corp.	600	2,298
	Halliburton Co.	3,900	67,275
*	Harvest Natural Resources, Inc.	500	2,000
* #	Helix Energy Solutions Group, Inc.	1,200	6,180
	Helmerich & Payne, Inc.	1,400	31,444

10

* #	Hercules Offshore, Inc.	500	1,860
*	HKN, Inc.	200	538
	Holly Corp.	700	16,359
*	Hornbeck Offshore Services, Inc.	500	8,870
*	International Coal Group, Inc.	3,000	7,260
*	James River Coal Co.	200	2,712
*	Key Energy Group, Inc.	1,500	5,115
*	Kodiak Oil & Gas Corp.	600	204
	Lufkin Industries, Inc.	500	17,475
	Marathon Oil Corp.	8,200	223,286
* #	Mariner Energy, Inc.	1,000	9,900
#	Massey Energy Co.	400	6,072
*	Matrix Service Co.	300	1,587
* #	McMoran Exploration Co.	200	1,338
*	Meridian Resource Corp.	900	279
*	Mitcham Industries, Inc.	200	724
	Murphy Oil Corp.	1,300	57,434
*	NATCO Group, Inc. Class A	100	1,713
*	National Coal Corp.	300	378
*	National-Oilwell, Inc.	1,900	50,236
*	Natural Gas Services Group	200	1,710
*	Newfield Exploration Co.	1,600	30,704
*	Newpark Resources, Inc.	1,700	7,157
#	Noble Corp.	2,700	73,305
	Noble Energy, Inc.	900	44,037
*	Northern Oil & Gas, Inc.	300	948
	Occidental Petroleum Corp.	3,500	190,925
*	Oceaneering International, Inc.	700	24,122
*	Oil States International, Inc.	800	14,648
*	OMNI Energy Services Corp.	400	464
	Overseas Shipholding Group, Inc.	800	28,560
*	Pacific Ethanol, Inc.	400	220
	Panhandle Royalty Co.	200	4,050
*	Parallel Petroleum Corp.	400	968
*	Parker Drilling Co.	3,000	6,360
	Patterson-UTI Energy, Inc.	1,800	17,208
	Peabody Energy Corp.	600	15,000
	Penn Virginia Corp.	950	19,570
*	Petrohawk Energy Corp.	5,000	98,550
*	Petroleum Development Corp.	300	5,175
*	PetroQuest Energy, Inc.	500	3,165
*	PHI, Inc.	200	2,404
*	Pioneer Drilling Co.	1,100	5,467
	Pioneer Natural Resources Co.	1,400	20,496
*	Plains Exploration & Production Co.	400	8,448
	Precision Drilling Trust	493	2,450
*	Pride International, Inc.	1,400	22,568
* #	Quicksilver Resources, Inc.	600	4,158
#	Range Resources Corp.	2,100	75,264
	Rowan Companies, Inc.	800	10,128
	RPC, Inc.	2,000	14,880
#	Schlumberger, Ltd.	5,800	236,698
*	SEACOR Holdings, Inc.	500	32,520
#	Smith International, Inc.	401	9,103
* #	Southwestern Energy Co.	1,500	47,475

11

	Spectra Energy Corp.	3,100	44,981
#	St. Mary Land & Exploration Co.	1,100	21,285
*	Stone Energy Corp.	300	2,574
*	SulphCo, Inc.	900	513
*	Superior Energy Services, Inc.	800	12,464
*	Superior Well Services, Inc.	600	5,514
*	Swift Energy Corp.	500	7,660
*	T-3 Energy Services, Inc.	100	1,275
*	TETRA Technologies, Inc.	1,100	5,709
*	TGC Industries, Inc.	300	684
	The Williams Companies, Inc.	2,600	36,790
	Tidewater, Inc.	1,100	45,771
*	Toreador Resources Corp.	700	1,666
*	Trico Marine Services, Inc.	200	1,244
*	Tri-Valley Corp.	300	405
* #	TXCO Resources, Inc.	400	644
*	Union Drilling, Inc.	300	1,374
* #	Unit Corp.	700	17,458
	USEC, Inc.	2,800	14,252
*	VAALCO Energy, Inc.	1,100	8,261
	W&T Offshore, Inc.	500	6,285
*	Warren Resources, Inc.	1,100	1,980
*	Weatherford International, Ltd.	2,500	27,575
	Western Refining, Inc.	1,800	20,988
*	Westmoreland Coal Co.	200	1,830
*	Whiting Petroleum Corp.	700	20,300
	World Fuel Services Corp.	800	27,016
	XTO Energy, Inc.	4,400	163,196
Total Energy			5,022,251

Financials — (11.6%)
	1st Source Corp.	500	8,900
	21st Century Holding Co.	200	844
	Abington Bancorp, Inc.	200	1,410
	Advance America Cash Advance Centers, Inc.	300	423
	Advanta Corp. Class A	300	180
	Advanta Corp. Class B	400	312
*	Affiliated Managers Group, Inc.	400	16,076
	AFLAC, Inc.	700	16,247
*	Allegheny Corp.	102	27,788
	Allstate Corp.	2,700	58,509
*	Alphatec Holdings, Inc.	500	1,085
	AMBAC Financial Group, Inc.	6,500	7,410
	Amcore Financial, Inc.	102	142
	American Bancorp of New Jersey, Inc.	200	2,132
#	American Capital, Ltd.	2,000	5,720
	American Equity Investment Life Holding Co.	1,100	7,359
	American Express Co.	6,200	103,726
	American Financial Group, Inc.	1,700	28,866
* #	AmeriCredit Corp.	3,100	14,601
	Ameris Bancorp	200	1,532
*	Amerisafe, Inc.	500	9,365
	AmTrust Financial Services, Inc.	1,500	12,315
	AON Corp.	1,500	55,575
*	Arch Capital Group, Ltd.	1,000	60,150

12

*	Argo Group International Holdings, Ltd.	700	21,777
	Arrow Financial Corp.	200	4,708
	Asset Acceptance Capital Corp.	900	3,771
	Associated Banc-Corp.	1,200	18,780
	Assurant, Inc.	1,100	29,040
#	Astoria Financial Corp.	900	8,172
	Atlantic Coast Federal Corp.	300	1,281
	BancFirst Corp.	100	3,562
	BancorpSouth, Inc.	800	15,120
	BancTrust Financial Group, Inc.	200	1,774
	Bank Mutual Corp.	600	5,298
	Bank of America Corp.	46,365	305,082
*	Bank of Florida Corp.	200	618
	Bank of Granite Corp.	300	942
#	Bank of Hawaii Corp.	400	14,348
	Bank of New York Mellon Corp.	6,400	164,736
#	Bank of the Ozarks, Inc.	100	2,269
#	BankAtlantic Bancorp, Inc.	140	325
	BankFinancial Corp.	200	1,926
	Banner Corp.	400	1,260
#	BB&T Corp.	1,500	29,685
	Berkshire Hills Bancorp, Inc.	200	4,704
	BGC Partners, Inc. Class A	1,000	2,410
#	BlackRock, Inc.	200	21,760
	BOK Financial Corp.	200	7,460
	Boston Private Financial Holdings, Inc.	500	2,355
*	Broadpoint Securities Group, Inc.	1,100	2,475
	Brookline Bancorp, Inc.	600	5,802
	Brown & Brown, Inc.	1,700	32,521
	Cadence Financial Corp.	200	866
	Capital City Bank Group, Inc.	200	3,204
	Capital One Financial Corp.	1,900	30,096
	Capitol Bancorp, Ltd.	300	1,803
	Capitol Federal Financial	200	8,280
	Cardinal Financial Corp.	400	2,220
	Cash America International, Inc.	500	9,140
#	Cathay General Bancorp	900	11,430
*	CB Richard Ellis Group, Inc.	2,400	8,640
	Center Financial Corp.	200	960
	Central Pacific Financial Corp.	200	1,346
	Chemical Financial Corp.	300	6,840
	Chubb Corp.	1,800	76,644
	Cincinnati Financial Corp.	1,228	26,930
#	Citigroup, Inc.	41,000	145,550
	Citizens Republic Bancorp, Inc.	1,500	1,725
* #	Citizens, Inc.	700	5,705
	City Holding Co.	100	2,571
#	City National Corp.	1,000	34,610
	Clifton Savings Bancorp, Inc.	200	2,088
	CME Group, Inc.	600	104,346
	CNA Financial Corp.	3,000	34,890
*	CNA Surety Corp.	1,100	18,205
#	CoBiz Financial, Inc.	200	950
#	Cohen & Steers, Inc.	400	4,320
	Columbia Banking System, Inc.	100	890

13

	Comerica, Inc.	2,000	33,320
	Community Bank System, Inc.	300	5,385
	Community Trust Bancorp, Inc.	100	2,797
	Compass Diversified Holdings	800	8,648
* #	CompuCredit Corp.	700	2,240
*	Conseco, Inc.	2,600	6,058
*	Core-Mark Holding Co., Inc.	200	3,668
#	Corus Bankshares, Inc.	200	222
*	Cowen Group, Inc.	300	1,725
	Cullen Frost Bankers, Inc.	200	8,754
#	CVB Financial Corp.	600	5,394
	Delphi Financial Group, Inc. Class A	700	10,619
	Dime Community Bancshares	200	2,010
	Discover Financial Services	6,700	47,905
*	Dollar Financial Corp.	200	1,570
	Donegal Group, Inc. Class A	300	4,206
*	E*TRADE Financial Corp.	6,800	7,752
#	East West Bancorp, Inc.	600	5,694
	Eastern Insurance Holdings, Inc.	200	2,090
*	eHealth, Inc.	200	2,764
	Employers Holdings, Inc.	800	10,832
*	Encore Bancshares, Inc.	200	902
*	Encore Capital Group, Inc.	400	2,104
*	Endurance Specialty Holdings, Ltd.	1,500	40,890
	Enterprise Financial Services Corp.	100	1,050
	Erie Indemnity Co.	800	28,360
	ESSA Bancorp, Inc.	400	5,336
	Evercore Partners, Inc. Class A	200	2,246
*	ExlService Holdings, Inc.	100	795
#	F.N.B. Corp.	1,100	8,701
	FBL Financial Group, Inc. Class A	800	8,248
*	FCStone Group, Inc.	200	770
	Federated Investors, Inc.	700	13,664
	Fidelity National Financial, Inc.	4,000	58,480
	Financial Federal Corp.	600	13,032
*	First Acceptance Corp.	1,400	3,934
	First American Corp.	2,000	43,680
	First Bancorp	200	2,878
	First Busey Corp.	400	3,500
*	First Cash Financial Services, Inc.	600	10,092
	First Commonwealth Financial Corp.	800	7,672
	First Community Bancshares, Inc.	100	1,721
	First Financial Bancorp	400	3,248
	First Financial Bankshares, Inc.	100	4,439
	First Financial Corp.	100	3,315
	First Financial Holdings, Inc.	100	1,514
	First Financial Northwest, Inc.	400	3,464
	First Horizon National Corp.	611	5,817
	First Merchants Corp.	300	4,704
*	First Mercury Financial Corp.	200	2,210
	First Midwest Bancorp, Inc.	600	6,000
	First Niagara Financial Group, Inc.	1,800	23,508
	First Place Financial Corp.	400	1,148
	First Security Group, Inc.	400	1,748
* #	FirstFed Financial Corp.	300	255

14

	FirstMerit Corp.	400	6,468
	Flushing Financial Corp.	200	1,584
	FNB United Corp.	100	293
	Forest City Enterprises, Inc. Class A	800	5,408
	Franklin Resources, Inc.	400	19,368
#	Frontier Financial Corp.	200	354
	Fulton Financial Corp.	1,800	12,636
	Gallagher (Arthur J.) & Co.	1,400	32,998
	GAMCO Investors, Inc.	100	3,124
	Genworth Financial, Inc.	3,200	7,424
	German American Bancorp, Inc.	200	2,220
#	GFI Group, Inc.	400	1,256
#	Glacier Bancorp, Inc.	700	10,745
	Great Southern Bancorp, Inc.	100	1,060
	Greene Bancshares, Inc.	201	1,988
	Greenhill & Co., Inc.	300	19,506
*	Guaranty Bancorp	600	912
*	Hallmark Financial Services, Inc.	500	3,870
	Hampden Bancorp, Inc.	100	866
*	Hampton Roads Bankshares, Inc.	201	1,721
	Hancock Holding Co.	300	8,211
	Hanmi Financial Corp.	500	955
	Hanover Insurance Group, Inc.	1,100	44,462
	Harleysville Group, Inc.	300	8,532
	Harleysville National Corp.	400	3,724
*	Harris & Harris Group, Inc.	600	2,106
	Hartford Financial Services Group, Inc.	1,900	25,004
	HCC Insurance Holdings, Inc.	2,000	46,820
	Heritage Commerce Corp.	200	1,442
	Heritage Financial Group	200	1,736
*	Hilltop Holdings, Inc.	1,600	16,000
	Home Bancshares, Inc.	108	2,224
	Home Federal Bancorp, Inc.	290	2,607
	Hudson City Bancorp, Inc.	1,900	22,040
	IBERIABANK Corp.	300	12,717
	Independence Holding Co.	300	900
	Independent Bank Corp.	100	1,854
*	IntercontinentalExchange, Inc.	400	22,772
	International Bancshares Corp.	600	10,932
	Invesco, Ltd. ADR	200	2,358
*	Investment Technology Group, Inc.	300	6,504
*	Investors Bancorp, Inc.	600	6,408
	Janus Capital Group, Inc.	1,100	5,775
	Jefferies Group, Inc.	2,500	28,850
#	Jones Lang LaSalle, Inc.	500	11,805
	JPMorgan Chase & Co.	26,100	665,811
* #	KBW, Inc.	600	11,268
	Kearny Financial Corp.	700	7,553
*	Knight Capital Group, Inc.	2,100	37,863
*	Ladenburg Thalmann Financial Services, Inc.	400	272
	Lakeland Bancorp, Inc.	400	3,124
	Lakeland Financial Corp.	100	2,060
	Legacy Bancorp, Inc.	200	2,002
* #	Leucadia National Corp.	3,100	49,352
#	Life Partners Holdings, Inc.	200	7,600

15

	Lincoln National Corp.	1,800	27,234
*	Liquidity Services, Inc.	500	3,565
	Loews Corp.	1,100	26,840
*	LoopNet, Inc.	200	1,300
	MainSource Financial Group, Inc.	200	1,954
*	Markel Corp.	100	27,003
*	MarketAxess Holdings, Inc.	600	4,632
	Marsh & McLennan Companies, Inc.	2,800	54,124
#	Mastercard, Inc.	300	40,734
	MB Financial, Inc.	500	8,170
*	MBIA, Inc.	5,900	22,774
	MBT Financial Corp.	300	789
	Meadowbrook Insurance Group, Inc.	1,600	9,712
	Medallion Financial Corp.	300	2,028
	Mercer Insurance Group, Inc.	200	2,722
#	Mercury General Corp.	1,300	50,362
	Midwest Banc Holdings, Inc.	200	234
#	Moody’s Corp.	700	14,994
	Morgan Stanley	8,662	175,232
	Nara Bancorp, Inc.	500	2,955
	National Financial Partners Corp.	700	1,799
	National Interstate Corp.	300	4,764
#	National Penn Bancshares, Inc.	1,000	9,680
*	Navigators Group, Inc.	400	20,536
	NBT Bancorp, Inc.	300	6,852
	Nelnet, Inc. Class A	1,100	15,202
	New Westfield Financial, Inc.	700	6,741
#	New York Community Bancorp, Inc.	2,000	26,500
	NewAlliance Bancshares, Inc.	1,200	13,188
	NewBridge Bancorp	300	660
*	NewStar Financial, Inc.	1,100	3,256
	Northeast Community Bancorp, Inc.	300	2,355
	Northern Trust Corp.	1,700	97,784
	Northfield Bancorp, Inc.	1,000	9,940
	Northwest Bancorp, Inc.	400	7,424
	NYMAGIC, Inc.	200	3,412
#	NYSE Euronext, Inc.	4,800	105,600
*	Ocwen Financial Corp.	1,500	13,350
	Odyssey Re Holdings Corp.	1,000	47,050
	Old National Bancorp	600	7,638
	Old Republic International Corp.	5,400	55,728
#	Old Second Bancorp, Inc.	300	2,682
	OneBeacon Insurance Group, Ltd.	700	5,915
	optionsXpress Holding, Inc.	900	9,801
*	Oritani Financial Corp.	700	10,437
	Pacific Capital Bancorp	600	6,366
	PacWest Bancorp	200	3,382
	Park National Corp.	100	5,425
*	Penson Worldwide, Inc.	700	4,186
	Peoples Bancorp, Inc.	100	1,007
#	People’s United Financial, Inc.	3,203	52,401
*	PHH Corp.	800	8,840
*	PICO Holdings, Inc.	400	10,168
*	Pinnacle Financial Partners, Inc.	500	11,815
	PNC Financial Services Group, Inc.	2,800	91,056

16

* #	Portfolio Recovery Associates, Inc.	400	9,436
	Principal Financial Group, Inc.	800	13,272
#	PrivateBancorp, Inc.	500	7,290
*	ProAssurance Corp.	700	33,082
* #	Progressive Corp.	3,100	37,665
	Prosperity Bancshares, Inc.	600	16,230
	Protective Life Corp.	900	7,452
	Provident Bankshares Corp.	400	2,568
	Provident Financial Services, Inc.	800	8,744
	Provident New York Bancorp	200	1,900
	Prudential Financial, Inc.	1,600	41,200
	QC Holdings, Inc.	300	1,275
	Radian Group, Inc.	1,600	5,152
	Raymond James Financial, Inc.	2,400	44,424
	Reinsurance Group of America, Inc.	1,192	42,471
	Renasant Corp.	300	3,633
*	Republic First Bancorp, Inc.	300	2,256
	Resource America, Inc.	300	1,224
*	Rewards Network, Inc.	100	264
	Riverview Bancorp, Inc.	100	345
	RLI Corp.	600	33,894
	Rockville Financial, Inc.	200	2,284
	Roma Financial Corp.	400	4,552
	Rome Bancorp, Inc.	200	1,554
#	S&T Bancorp, Inc.	300	7,629
	S.Y. Bancorp, Inc.	100	2,278
	Safety Insurance Group, Inc.	300	10,506
	Sanders Morris Harris Group, Inc.	800	3,328
	Sandy Spring Bancorp, Inc.	300	4,236
	SCBT Financial Corp.	200	5,372
	Schwab (Charles) Corp.	6,300	85,617
*	Seabright Insurance Holdings	700	7,259
	Seacoast Banking Corp. of Florida	92	422
	SEI Investments Co.	900	11,403
	Selective Insurance Group, Inc.	1,100	16,885
*	Signature Bank	400	10,276
	Simmons First National Corp. Class A	100	2,464
* #	SLM Corp.	4,700	53,815
#	Smithtown Bancorp, Inc.	100	1,378
	South Financial Group, Inc.	1,300	2,444
	Southern Community Financial Corp.	300	1,083
	Southside Bancshares, Inc.	105	1,997
	Southwest Bancorp, Inc.	200	2,096
	StanCorp Financial Group, Inc.	800	20,656
	State Auto Financial Corp.	700	15,470
	State Bancorp, Inc.	200	1,200
#	State Street Corp.	4,500	104,715
	StellarOne Corp.	400	5,216
	Sterling Bancorp	200	2,204
	Sterling Bancshares, Inc.	900	5,004
	Sterling Financial Corp.	400	740
	Stewart Information Services Corp.	300	4,452
*	Stifel Financial Corp.	500	17,520
	Student Loan Corp.	400	18,776
	Suffolk Bancorp	100	3,051

17

*	Sun Bancorp, Inc.	200	1,132
	Susquehanna Bancshares, Inc.	1,300	14,300
*	Susser Holdings Corp.	300	3,921
*	SVB Financial Group	500	10,385
	SWS Group, Inc.	700	10,255
	Synovus Financial Corp.	1,900	7,524
#	T. Rowe Price Group, Inc.	400	11,032
	TCF Financial Corp.	1,100	13,629
*	TD Ameritrade Holding Corp.	2,500	28,100
*	Tejon Ranch Co.	400	8,740
*	Texas Capital Bancshares, Inc.	200	2,258
	TFS Financial Corp.	3,200	41,152
	The Colonial BancGroup, Inc.	2,200	1,738
	The Goldman Sachs Group, Inc.	2,120	171,148
*	The NASDAQ OMX Group, Inc.	900	19,638
	The Phoenix Companies, Inc.	2,100	3,675
* #	The St. Joe Co.	500	12,025
	The Travelers Companies, Inc.	4,500	173,880
*	thinkorswim Group, Inc.	100	752
	Thomas Properties Group, Inc.	500	1,000
*	Thomas Weisel Partners Group, Inc.	600	1,854
	TIB Financial Corp.	404	1,608
	TierOne Corp.	200	322
	Torchmark Corp.	1,000	30,000
#	Tower Group, Inc.	400	10,028
	TowneBank	300	6,252
*	Tradestation Group, Inc.	900	4,959
	Transatlantic Holdings, Inc.	1,000	32,150
*	Tree.com, Inc.	63	250
	TriCo Bancshares	200	4,028
	TrustCo Bank Corp.	400	2,680
	Trustmark Corp.	600	12,180
	U.S. Bancorp	3,300	48,972
	UCBH Holdings, Inc.	1,300	3,029
	UMB Financial Corp.	300	11,622
	Umpqua Holdings Corp.	500	4,900
*	United America Indemnity, Ltd.	500	5,290
	United Bankshares, Inc.	300	6,297
	United Community Banks, Inc.	404	2,081
	United Financial Bancorp, Inc.	400	5,484
	United Fire & Casualty Co.	600	12,030
	United Western Bancorp, Inc.	93	756
	Unitrin, Inc.	1,200	15,312
*	Universal American Corp.	1,500	14,805
	Universal Insurance Holdings, Inc.	600	2,172
	Univest Corp. of Pennsylvania	100	2,290
	Unum Group	4,400	62,304
#	Valley National Bancorp	815	10,611
	ViewPoint Financial Group	400	5,708
*	Virginia Commerce Bancorp, Inc.	400	1,668
*	Virtus Investment Partners, Inc.	105	636
	W. R. Berkley Corp.	2,500	66,200
	Waddell & Reed Financial, Inc.	500	7,060
	Washington Federal, Inc.	800	9,824
	Washington Trust Bancorp, Inc.	100	1,636

18

	Webster Financial Corp.	600	2,508
	Wells Fargo & Co.	23,900	451,710
	Wesbanco, Inc.	500	10,330
	West Bancorporation	300	2,430
	Westamerica Bancorporation	100	4,273
*	Western Alliance Bancorp	700	5,327
	White Mountains Insurance Group, Ltd.	200	48,300
	Whitney Holding Corp.	700	9,093
#	Wilmington Trust Corp.	500	6,845
	Wilshire Bancorp, Inc.	200	1,372
	Wintrust Financial Corp.	200	2,674
*	World Acceptance Corp.	400	7,660
	Yadkin Valley Financial Corp.	200	1,838
	Zenith National Insurance Corp.	900	25,236
Total Financials			6,844,234

Health Care — (12.4%)
* #	Abaxis, Inc.	100	1,582
	Abbott Laboratories	7,900	437,976
*	ABIOMED, Inc.	200	2,698
*	Accelrys, Inc.	251	949
*	Accuray, Inc.	500	3,090
*	Acorda Therapeutics, Inc.	600	14,718
*	Adolor Corp.	1,300	2,600
*	Advanced Medical Optics, Inc.	1,100	24,167
	Aetna, Inc.	3,000	93,000
*	Affymax, Inc.	200	2,600
*	Affymetrix, Inc.	500	1,590
*	Air Methods Corp.	100	1,950
*	Alexion Pharmaceuticals, Inc.	600	22,122
*	Alexza Pharmaceuticals, Inc.	400	1,156
*	Align Technology, Inc.	400	3,152
*	Alkermes, Inc.	1,500	17,205
	Allergan, Inc.	2,400	91,488
*	Alliance Imaging, Inc.	400	3,544
*	Allion Healthcare, Inc.	400	1,828
*	Allos Therapeutics, Inc.	600	4,698
	Allscripts-Misys Healthcare Solutions, Inc.	900	7,578
* #	Almost Family, Inc.	200	6,168
* #	Alnylam Pharmaceuticals, Inc.	400	8,436
*	AMAG Pharmaceuticals, Inc.	200	7,050
* #	Amedisys, Inc.	300	12,369
*	America Services Group, Inc.	200	2,280
*	American Dental Partners, Inc.	200	1,342
*	American Medical Systems Holdings, Inc.	800	8,560
* #	AMERIGROUP Corp.	600	16,782
*	Amgen, Inc.	1,500	82,275
*	AMICAS, Inc.	600	963
*	AMN Healthcare Services, Inc.	400	2,720
*	Amsurg Corp.	407	7,973
*	Amylin Pharmaceuticals, Inc.	900	10,404
	Analogic Corp.	100	2,500
*	AngioDynamics, Inc.	400	5,440
*	Anika Therapeutics, Inc.	100	408
*	Arena Pharmaceuticals, Inc.	1,700	7,038

19

*	Arqule, Inc.	300	1,185
* #	Array BioPharma, Inc.	500	2,000
*	ArthroCare Corp.	200	1,384
*	Assisted Living Concepts, Inc.	850	3,374
*	Athenahealth, Inc.	200	7,216
*	AtriCure, Inc.	100	135
*	ATS Medical, Inc.	1,000	2,530
*	Auxilium Pharmaceuticals, Inc.	400	12,224
	Bard (C.R.), Inc.	300	25,671
	Baxter International, Inc.	3,500	205,275
	Beckman Coulter, Inc.	500	24,860
	Becton Dickinson & Co.	1,500	109,005
*	Biogen Idec, Inc.	200	9,730
*	Bio-Imaging Technologies, Inc.	200	674
* #	BioMarin Pharmaceutical, Inc.	900	17,334
*	BioMimetic Therapeutics, Inc.	200	1,614
*	Bio-Reference Laboratories, Inc.	100	2,440
*	BioSante Pharmaceuticals, Inc.	300	480
*	BioScrip, Inc.	600	1,014
*	Boston Scientific Corp.	13,300	117,971
	Bristol-Myers Squibb Co.	11,300	241,933
	Brookdale Senior Living, Inc.	700	4,760
*	Bruker BioSciences Corp.	900	3,627
*	BSD Medical Corp.	100	331
*	Cadence Pharmaceuticals, Inc.	400	2,880
*	Caliper Life Sciences, Inc.	800	1,032
*	Capital Senior Living Corp.	300	789
*	Caraco Pharmaceutical Laboratories, Ltd.	200	920
*	Cardiac Science Corp.	500	2,685
*	Catalyst Health Solutions, Inc.	400	8,808
*	Celera Corp.	1,400	11,816
* #	Celgene Corp.	1,000	52,950
*	Celldex Therapeutics, Inc.	200	1,486
*	Centene Corp.	500	8,865
* #	Cephalon, Inc.	500	38,590
*	Cepheid, Inc.	400	2,976
* #	Cerner Corp.	400	13,488
*	Charles River Laboratories International, Inc.	1,000	24,410
	Cigna Corp.	1,700	29,512
*	Clinical Data, Inc.	200	1,556
*	Columbia Laboratories, Inc.	600	720
*	Community Health Systems, Inc.	876	16,329
*	Conceptus, Inc.	200	2,872
*	CONMED Corp.	500	7,825
*	Continucare Corp.	1,400	2,800
	Cooper Companies, Inc.	600	11,382
*	Corvel Corp.	100	1,764
*	Covance, Inc.	800	30,880
*	CPEX Pharmaceuticals, Inc.	30	208
*	Cross Country Healthcare, Inc.	400	2,996
*	CryoLife, Inc.	200	1,648
* #	Cubist Pharmaceuticals, Inc.	600	12,846
*	Cutera, Inc.	200	1,342
*	CV Therapeutics, Inc.	900	14,085
*	Cyberonics, Inc.	400	6,156

20

*	Cynosure, Inc. Class A	200	1,564
*	Cypress Bioscience, Inc.	800	6,800
*	Cytokinetics, Inc.	600	1,272
*	Cytori Therapeutics, Inc.	300	1,476
	Datascope Corp.	200	10,607
*	DaVita, Inc.	500	23,500
*	Dendreon Corp.	800	2,696
#	DENTSPLY International, Inc.	600	16,146
*	Dexcom, Inc.	400	1,292
*	Dionex Corp.	100	5,064
*	Durect Corp.	700	1,981
*	Dyax Corp.	800	2,688
* #	Eclipsys Corp.	700	6,132
*	Edwards Lifesciences Corp.	400	22,996
	Eli Lilly & Co.	2,400	88,368
*	Emergency Medical Services Corp. Class A	200	6,704
*	Emergent Biosolutions, Inc.	300	6,579
* #	Emeritus Corp.	500	4,135
* #	Endo Pharmaceuticals Holdings, Inc.	1,900	42,693
*	Enzo Biochem, Inc.	600	2,934
*	eResearch Technology, Inc.	300	1,737
*	ev3, Inc.	1,300	7,033
*	Exactech, Inc.	100	1,274
*	Exelixis, Inc.	1,800	8,874
*	Facet Biotech Corp.	200	1,216
*	Five Star Quality Care, Inc.	400	764
*	Forest Laboratories, Inc.	900	22,536
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	946
*	Genentech, Inc.	3,200	259,968
*	Genomic Health, Inc.	200	4,280
*	Gen-Probe, Inc.	600	27,012
*	Gentiva Health Services, Inc.	400	10,112
*	Genzyme Corp.	900	62,028
* #	Geron Corp.	1,800	14,112
*	Gilead Sciences, Inc.	4,100	208,157
*	Greatbatch, Inc.	100	2,330
* #	GTx, Inc.	200	2,208
*	Haemonetics Corp.	400	23,660
* #	Halozyme Therapeutics, Inc.	800	4,616
*	Hanger Orthopedic Group, Inc.	500	6,825
*	Harvard Bioscience, Inc.	500	1,285
*	Health Management Associates, Inc.	1,100	1,749
*	Health Net, Inc.	1,200	17,556
*	HEALTHSOUTH Corp.	800	7,952
*	HealthSpring, Inc.	1,000	17,420
* #	Henry Schein, Inc.	600	22,458
	Hill-Rom Holdings, Inc.	1,000	14,080
*	Hi-Tech Pharmacal Co., Inc.	200	1,072
*	HMS Holdings Corp.	300	9,285
* #	Hologic, Inc.	1,400	16,506
*	Home Diagnostics, Inc.	300	2,094
*	Human Genome Sciences, Inc.	1,200	2,172
*	Humana, Inc.	900	34,137
*	ICU Medical, Inc.	200	6,102
*	Idenix Pharmaceuticals, Inc.	600	3,486

21

*	Idera Pharmaceuticals, Inc.	200	1,400
* #	IDEXX Laboratories, Inc.	400	13,120
*	I-Flow Corp.	700	2,877
* #	Illumina, Inc.	800	21,888
*	Immucor, Inc.	400	11,084
*	ImmunoGen, Inc.	700	2,919
*	Incyte Corp.	1,700	4,981
*	Indevus Pharmaceuticals, Inc.	300	1,596
*	Infinity Pharmaceuticals, Inc.	118	958
*	Inspire Pharmaceuticals, Inc.	600	2,280
*	Integra LifeSciences Holdings	400	11,096
* #	InterMune, Inc.	700	8,008
* #	Intuitive Surgical, Inc.	100	10,323
	Invacare Corp.	800	15,248
*	InVentiv Health, Inc.	200	1,908
*	Inverness Medical Innovations, Inc.	1,200	29,364
*	IRIS International, Inc.	200	1,992
*	Isis Pharmaceuticals, Inc.	700	9,891
	Johnson & Johnson	20,575	1,186,972
*	Kendle International, Inc.	100	1,910
*	Kensey Nash Corp.	100	2,067
*	Kinetic Concepts, Inc.	900	21,690
*	King Pharmaceuticals, Inc.	2,200	19,228
*	K-V Pharmaceutical Co. Class A	600	390
*	Lannet Co., Inc.	400	2,120
*	Lexicon Pharmaceuticals, Inc.	400	476
*	LHC Group, Inc.	200	5,322
*	Life Technologies Corp.	1,465	37,299
*	LifePoint Hospitals, Inc.	1,200	27,048
*	Ligand Pharmaceuticals, Inc. Class B	600	1,272
* #	Lincare Holdings, Inc.	800	19,240
* #	Luminex Corp.	400	8,148
*	Magellan Health Services, Inc.	600	21,732
* #	Mannkind Corp.	1,400	4,970
*	Matrixx Initiatives, Inc.	200	3,458
*	Maxygen, Inc.	700	5,992
	McKesson Corp.	600	26,520
*	Medarex, Inc.	2,000	11,940
*	MedCath Corp.	400	2,516
*	Medco Health Solutions, Inc.	1,300	58,409
*	Medical Action Industries, Inc.	300	2,580
*	Medical Staffing Network Holdings, Inc.	600	126
	Medicis Pharmaceutical Corp. Class A	900	12,537
*	Medivation, Inc.	200	3,750
*	Mednax, Inc.	400	13,428
*	MEDTOX Scientific, Inc.	300	1,902
	Medtronic, Inc.	2,300	77,027
	Merck & Co., Inc.	9,900	282,645
	Meridian Bioscience, Inc.	300	6,378
*	Merit Medical Systems, Inc.	400	6,156
* #	Metabolix, Inc.	300	2,532
*	Metropolitan Health Networks, Inc.	600	888
* #	Micromet, Inc.	400	1,584
*	MiddleBrook Pharmaceuticals, Inc.	500	700
* #	Millipore Corp.	400	22,064

22

*	Molecular Insight Pharmaceuticals, Inc.	294	782
* #	Molina Healthcare, Inc.	700	12,278
*	Momenta Pharmaceuticals, Inc.	300	3,249
*	MWI Veterinary Supply, Inc.	100	2,093
*	Mylan, Inc.	1,100	12,463
*	Myriad Genetics, Inc.	400	29,828
*	Nabi Biopharmaceuticals	1,400	5,782
	National Healthcare Corp.	100	4,550
*	Natus Medical, Inc.	400	3,096
*	Nektar Therapeutics	1,600	6,576
*	Neogen Corp.	300	7,851
*	Neurocrine Biosciences, Inc.	500	1,660
*	Nighthawk Radiology Holdings, Inc.	500	2,130
* #	NovaMed, Inc.	600	1,776
*	Novavax, Inc.	900	1,431
*	Noven Pharmaceuticals, Inc.	300	2,979
*	NPS Pharmaceuticals, Inc.	800	4,992
*	Nutraceutical International Corp.	200	1,748
*	NuVasive, Inc.	300	11,202
* #	NxStage Medical, Inc.	800	2,744
*	Obagi Medical Products, Inc.	200	1,338
*	Odyssey Healthcare, Inc.	500	4,960
	Omnicare, Inc.	1,800	50,328
*	Omnicell, Inc.	600	4,686
* #	Onyx Pharmaceuticals, Inc.	500	15,215
*	Optimer Pharmaceuticals, Inc.	300	3,147
*	OraSure Technologies, Inc.	1,200	3,456
*	Orexigen Therapeutics, Inc.	500	2,005
* #	OSI Pharmaceuticals, Inc.	400	14,240
* #	Osiris Therapeutics, Inc.	600	12,030
	Owens & Minor, Inc.	600	23,862
*	Pain Therapeutics, Inc.	900	5,976
*	Palomar Medical Technologies, Inc.	400	3,540
*	Par Pharmaceutical Cos., Inc.	600	7,386
*	Parexel International Corp.	600	5,934
*	PDI, Inc.	200	924
	PDL BioPharma, Inc.	1,000	6,420
	PerkinElmer, Inc.	2,600	32,812
	Perrigo Co.	1,000	29,350
	Pfizer, Inc.	36,200	527,796
	Pharmaceutical Products Development Service, Inc.	500	11,945
*	Pharmanet Development Group, Inc.	200	262
*	PharMerica Corp.	500	8,220
*	Phase Forward, Inc.	500	6,750
* #	Poniard Pharmaceuticals, Inc.	400	960
*	Pozen, Inc.	200	1,436
*	Progenics Pharmaceuticals, Inc.	500	3,645
*	Providence Service Corp.	100	215
* #	PSS World Medical, Inc.	700	11,116
* #	Psychiatric Solutions, Inc.	900	23,400
	Quest Diagnostics, Inc.	1,000	49,350
*	Questcor Pharmaceuticals, Inc.	500	3,225
*	Quidel Corp.	200	2,460
*	RadNet, Inc.	700	2,240
*	Regeneration Technologies, Inc.	500	1,225

23

*	Regeneron Pharmaceuticals, Inc.	1,200	20,976
*	RehabCare Group, Inc.	400	5,580
*	Repligen Corp.	800	3,272
*	Repros Therapeutics, Inc.	300	2,994
*	Res-Care, Inc.	460	6,233
*	ResMed, Inc.	200	7,980
* #	Rigel Pharmaceuticals, Inc.	400	2,796
*	Rochester Medical Corp.	200	2,312
*	Salix Pharmaceuticals, Ltd.	900	7,200
*	Sangamo BioSciences, Inc.	200	830
*	Savient Pharmaceuticals, Inc.	400	2,216
	Schering-Plough Corp.	8,925	156,723
*	Seattle Genetics, Inc.	600	6,054
*	Senomyx, Inc.	500	1,775
*	SenoRx, Inc.	300	750
*	Sepracor, Inc.	1,400	21,280
*	Sequenom, Inc.	600	13,296
*	Sirona Dental Systems, Inc.	900	10,809
*	Solta Medical, Inc.	500	605
*	Somanetics Corp.	100	1,464
*	SonoSite, Inc.	300	5,697
*	Spectranetics Corp.	200	600
*	St. Jude Medical, Inc.	700	25,459
*	Stereotaxis, Inc.	300	765
#	Steris Corp.	600	15,960
*	Sun Healthcare Group, Inc.	800	9,064
*	Sunrise Senior Living, Inc.	400	480
*	SuperGen, Inc.	700	1,617
*	SurModics, Inc.	300	5,949
*	Symmetry Medical, Inc.	800	5,480
*	Synovis Life Technologies, Inc.	200	3,258
* #	Synta Pharmaceuticals Corp.	700	6,160
*	Targacept, Inc.	272	566
	Techne Corp.	200	11,994
*	Tenet Healthcare Corp.	2,600	2,782
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	125	5,181
* #	The Medicines Co.	800	10,240
*	Theragenics Corp.	600	774
* #	Theravance, Inc.	800	10,544
*	Thermo Fisher Scientific, Inc.	1,000	35,930
* #	Thoratec Corp.	500	14,485
	Trimeris, Inc.	400	408
*	U.S. Physical Therapy, Inc.	200	2,440
*	United Therapeutics Corp.	200	13,590
	UnitedHealth Group, Inc.	2,800	79,324
	Universal Health Services, Inc.	700	26,495
*	Varian Medical Systems, Inc.	300	11,139
*	Varian, Inc.	400	11,136
* #	VCA Antech, Inc.	900	16,938
* #	Vertex Pharmaceuticals, Inc.	1,000	33,050
*	Vical, Inc.	600	1,158
* #	ViroPharma, Inc.	1,100	13,200
*	Vital Images, Inc.	200	2,262
*	Vivus, Inc.	1,100	5,401
*	VNUS Medical Technologies	200	3,202

24

*	Volcano Corp.	500	6,535
*	Waters Corp.	200	7,234
*	Watson Pharmaceuticals, Inc.	700	19,096
*	WellPoint, Inc.	1,300	53,885
#	West Pharmaceutical Services, Inc.	400	13,288
* #	Wright Medical Group, Inc.	200	4,148
	Wyeth	7,300	313,681
*	XenoPort, Inc.	100	2,612
	Young Innovations, Inc.	200	3,088
*	Zimmer Holdings, Inc.	800	29,120
*	Zoll Medical Corp.	200	3,202
* #	Zymogenetics, Inc.	510	2,167
Total Health Care			7,299,393

Industrials — (11.1%)
*	3-D Systems Corp.	200	1,200
	3M Co.	2,400	129,096
	A.O. Smith Corp.	600	16,488
	AAON, Inc.	200	3,624
*	AAR Corp.	500	9,070
	ABM Industries, Inc.	800	11,880
*	ACCO Brands Corp.	200	384
	Aceto Corp.	400	3,576
	Actuant Corp.	500	8,240
	Acuity Brands, Inc.	500	13,435
	Administaff, Inc.	300	6,327
* #	Aecom Technology Corp.	600	15,186
* #	AeroVironment, Inc.	200	7,412
* #	AGCO Corp.	1,000	21,280
	Aircastle, Ltd.	2,100	8,568
*	AirTran Holdings, Inc.	1,600	6,560
	Alamo Group, Inc.	300	3,765
	Albany International Corp. Class A	400	4,004
* #	Allegiant Travel Co.	400	14,304
*	Alliant Techsystems, Inc.	500	40,405
*	Altra Holdings, Inc.	300	2,109
*	Amerco, Inc.	300	9,225
	American Railcar Industries, Inc.	200	1,678
*	American Reprographics Co.	500	3,040
	American Science & Engineering, Inc.	100	7,800
* #	American Superconductor Corp.	500	8,090
	American Woodmark Corp.	400	6,020
	Ameron International Corp.	100	4,985
	Ametek, Inc.	600	19,176
	Ampco-Pittsburgh Corp.	100	1,849
*	AMR Corp.	2,000	11,880
	Apogee Enterprises, Inc.	700	7,175
	Applied Industrial Technologies, Inc.	1,000	15,790
	Applied Signal Technologies, Inc.	200	3,508
*	Argan, Inc.	200	2,220
*	Argon ST, Inc.	300	5,742
	Arkansas Best Corp.	200	4,678
* #	Astec Industries, Inc.	400	9,828
*	Atlas Air Worldwide Holding, Inc.	100	1,451
#	Avery Dennison Corp.	900	21,807

25

*	Axsys Technologies, Inc.	100	4,270
*	AZZ, Inc.	100	2,240
	B.F. Goodrich Co.	400	15,464
	Badger Meter, Inc.	100	2,359
*	Baker (Michael) Corp.	200	6,992
	Baldor Electric Co.	900	12,609
	Barnes Group, Inc.	1,050	11,865
	Barrett Business Services, Inc.	200	1,968
* #	BE Aerospace, Inc.	400	3,868
*	Beacon Roofing Supply, Inc.	600	7,638
	Belden, Inc.	400	5,224
*	Blount International, Inc.	400	3,352
*	BlueLinx Holdings, Inc.	600	1,428
	Boeing Co.	1,200	50,772
	Bowne & Co., Inc.	404	1,133
	Brady Co. Class A	950	19,874
	Briggs & Stratton Corp.	1,600	23,664
*	BTU International, Inc.	200	796
#	Bucyrus International, Inc.	400	6,200
*	Builders FirstSource, Inc.	300	369
	C&D Technologies, Inc.	400	1,192
#	C.H. Robinson Worldwide, Inc.	300	13,794
	Carlisle Companies, Inc.	1,000	18,670
	Cascade Corp.	300	6,867
*	Casella Waste Systems, Inc. Class A	400	1,104
#	Caterpillar, Inc.	4,000	123,400
* #	CBIZ, Inc.	600	4,878
	CDI Corp.	100	1,072
*	Celadon Group, Inc.	500	3,910
*	Ceradyne, Inc.	600	13,692
*	Chart Industries, Inc.	200	1,692
	Chase Corp.	200	2,190
	Cintas Corp.	400	9,100
	CIRCOR International, Inc.	300	6,675
#	CLAROC, Inc.	1,200	36,408
*	Clean Harbors, Inc.	200	10,702
* #	Coleman Cable, Inc.	200	700
*	Columbus McKinnon Corp.	300	3,816
	Comfort Systems USA, Inc.	400	4,092
*	Commercial Vehicle Group, Inc.	300	300
*	COMSYS IT Partners, Inc.	200	400
*	Consolidated Graphics, Inc.	100	1,611
*	Continental Airlines, Inc.	1,300	17,511
	Con-way, Inc.	400	8,812
	Cooper Industries, Ltd.	1,000	26,910
*	Copart, Inc.	1,000	24,090
*	Cornell Companies, Inc.	200	3,052
	Corporate Executive Board Co.	200	4,040
*	Corrections Corp. of America	1,900	26,182
*	CoStar Group, Inc.	300	8,886
*	Covanta Holding Corp.	1,200	20,748
*	CRA International, Inc.	200	4,202
	Crane Co.	700	12,194
	CSX Corp.	200	5,792
	Cubic Corp.	600	16,296

26

	Cummins, Inc.	5,000	119,900
	Curtiss-Wright Corp.	300	9,690
#	Danaher Corp.	700	39,151
	Deere & Co.	2,000	69,480
	Diamond Management & Technology Consultants, Inc.	500	1,300
	Donaldson Co., Inc.	600	18,672
	Dover Corp.	2,700	76,356
	Ducommun, Inc.	300	5,682
*	DXP Enterprises, Inc.	200	2,716
*	DynCorp International, Inc. Class A	1,300	19,552
#	Eagle Bulk Shipping, Inc.	600	3,204
	Eaton Corp.	1,200	52,824
	Electro Rent Corp.	500	5,300
* #	EMCOR Group, Inc.	1,500	30,885
	Emerson Electric Co.	4,500	147,150
#	Encore Wire Corp.	600	9,906
* #	Ener1, Inc.	1,000	4,490
* #	Energy Conversion Devices, Inc.	800	20,136
*	EnerSys	400	3,644
*	ENGlobal Corp.	200	620
	Ennis, Inc.	200	2,238
*	EnPro Industries, Inc.	100	1,830
	Equifax, Inc.	400	9,888
*	ESCO Technologies, Inc.	300	10,632
*	Esterline Technologies Corp.	700	25,263
* #	Evergreen Solar, Inc.	1,500	3,315
*	Exide Technologies	200	726
#	Fastenal Co.	800	27,344
	Federal Signal Corp.	700	4,725
	FedEx Corp.	1,000	50,940
*	First Solar, Inc.	600	85,680
* #	Flanders Corp.	600	2,448
*	Flow International Corp.	100	155
	Flowserve Corp.	100	5,331
#	Fluor Corp.	200	7,780
	Forward Air Corp.	300	6,078
* #	Foster Wheeler, Ltd.	700	13,979
	Franklin Electric Co., Inc.	300	7,797
	Freightcar America, Inc.	200	3,830
* #	FTI Consulting, Inc.	300	12,303
*	Fuel Tech, Inc.	200	2,002
*	FuelCell Energy, Inc.	900	3,474
*	Furmanite Corp.	400	1,488
*	Gardner Denver Machinery, Inc.	1,300	28,301
	GATX Corp.	600	14,460
#	Genco Shipping & Trading, Ltd.	400	6,220
*	Gencor Industries, Inc.	300	2,376
	GenCorp, Inc.	900	2,610
*	General Cable Corp.	900	14,814
	General Dynamics Corp.	1,700	96,441
	General Electric Co.	84,550	1,025,591
*	Genesee & Wyoming, Inc.	200	5,434
* #	GeoEye, Inc.	300	5,175
*	GeoPetro Resources Co.	100	69
*	Global Cash Access, Inc.	700	1,897

27

	Gorman-Rupp Co.	200	5,120
*	GP Strategies Corp.	300	1,173
	Graco, Inc.	500	10,635
*	Graftech International, Ltd.	800	6,408
	Granite Construction, Inc.	400	14,088
	Great Lakes Dredge & Dock Corp.	1,300	4,342
	Greenbrier Companies, Inc.	200	1,110
*	Griffon Corp.	1,490	14,826
	Hardinge, Inc.	200	870
	Harsco Corp.	1,100	26,092
*	Hawaiian Holdings, Inc.	900	3,663
	Healthcare Services Group, Inc.	400	6,128
#	Heartland Express, Inc.	1,100	14,806
	HEICO Corp.	100	3,953
	HEICO Corp. Class A	200	5,818
	Heidrick & Struggles International, Inc.	200	3,040
	Herman Miller, Inc.	700	7,693
* #	Hexcel Corp.	400	3,316
*	Hill International, Inc.	300	1,650
	HNI Corp.	700	9,247
* #	Hoku Scientific, Inc.	300	765
	Honeywell International, Inc.	2,000	65,620
	Houston Wire & Cable Co.	200	1,430
*	HQ Sustainable Maritime Industries, Inc.	200	1,430
*	Hub Group, Inc. Class A	300	6,810
#	Hubbell, Inc. Class B	700	21,700
*	Hudson Highland Group, Inc.	200	492
* #	Huron Consulting Group, Inc.	200	9,996
*	ICF International, Inc.	300	7,119
	IDEX Corp.	2,000	45,220
*	IHS, Inc.	800	35,040
*	II-VI, Inc.	400	7,532
	Illinois Tool Works, Inc.	2,700	88,182
*	InnerWorkings, Inc.	400	1,324
	Innovative Solutions & Support, Inc.	300	933
*	Insituform Technologies, Inc. Class A	600	11,256
	Insteel Industries, Inc.	200	1,540
*	Integrated Electrical Services, Inc.	200	1,654
*	InterDigital, Inc.	400	12,932
*	Interline Brands, Inc.	600	4,800
*	Intersections, Inc.	200	744
#	ITT Industries, Inc.	1,100	49,808
	J.B. Hunt Transport Services, Inc.	500	11,135
* #	Jacobs Engineering Group, Inc.	400	15,468
*	JetBlue Airways Corp.	5,800	32,654
	John Bean Technologies Corp.	108	1,048
	Joy Global, Inc.	300	6,249
	Kaman Corp. Class A	200	3,818
*	Kansas City Southern	1,200	21,792
#	Kaydon Corp.	500	13,600
	KBR, Inc.	1,400	19,824
	Kelly Services, Inc. Class A	400	3,624
	Kennametal, Inc.	1,200	19,248
*	Kforce, Inc.	800	5,000
	Knight Transportation, Inc.	1,200	16,008

28

	Knoll, Inc.	700	4,774
*	Korn/Ferry International	800	7,520
	L-3 Communications Holdings, Inc.	400	31,608
*	LaBarge, Inc.	200	2,214
*	Ladish Co., Inc.	300	3,411
	Landstar System, Inc.	200	7,174
*	Layne Christensen Co.	300	4,734
*	Learning Tree International, Inc.	200	1,756
*	LECG Corp.	400	1,308
#	Lennox International, Inc.	800	22,488
#	Lincoln Electric Holdings, Inc.	800	32,936
#	Lindsay Corp.	200	5,200
*	LMI Aerospace, Inc.	200	2,258
	Lockheed Martin Corp.	2,000	164,080
	LSI Industries, Inc.	600	2,730
*	Lydall, Inc.	200	738
*	M&F Worldwide Corp.	400	4,240
*	Mac-Gray Corp.	200	1,295
*	Magnetek, Inc.	500	1,000
#	Manpower, Inc.	1,200	34,152
*	Marten Transport, Ltd.	200	3,532
	Masco Corp.	9,000	70,380
	McGrath Rentcorp	300	6,291
	Met-Pro Corp.	200	2,192
*	Mettler Toledo International, Inc.	300	19,974
*	Middleby Corp.	200	4,632
*	Miller Industries, Inc.	400	2,192
	Mine Safety Appliances Co.	300	5,886
*	Mobile Mini, Inc.	700	8,848
*	Monster Worldwide, Inc.	1,200	11,052
*	Moog, Inc. Class A	800	23,968
#	MSC Industrial Direct Co., Inc. Class A	600	20,556
	Mueller Industries, Inc.	700	14,084
	Mueller Water Products, Inc.	700	4,739
	Multi-Color Corp.	200	2,200
	NACCO Industries, Inc. Class A	100	3,199
*	Navigant Consulting, Inc.	400	5,732
*	NCI Building Systems, Inc.	400	4,636
#	Nordson Corp.	300	9,063
*	North America Galvanizing & Coatings, Inc.	400	1,496
	Northrop Grumman Corp.	1,800	86,616
*	Old Dominion Freight Line, Inc.	200	5,016
	Omega Flex, Inc.	93	1,451
*	On Assignment, Inc.	400	1,852
*	Orbital Sciences Corp.	1,000	16,770
	Oshkosh Truck Corp. Class B	700	5,054
*	Owens Corning, Inc.	4,500	60,030
*	P.A.M. Transportation Services, Inc.	100	500
#	Paccar, Inc.	1,800	47,502
	Pacer International, Inc.	200	1,720
	Pall Corp.	700	18,249
	Parker Hannifin Corp.	2,000	76,420
	Pentair, Inc.	1,700	38,879
*	Perini Corp.	1,100	22,935
*	PGT, Inc.	625	624

29

*	Pike Electric Corp.	700	7,875
	Pitney Bowes, Inc.	1,300	28,938
*	Plug Power, Inc.	1,400	1,260
	Portec Rail Products, Inc.	200	1,456
*	Powell Industries, Inc.	100	2,388
*	Power-One, Inc.	400	408
	Precision Castparts Corp.	200	12,990
*	Protection One, Inc.	300	855
* #	Quanta Services, Inc.	1,500	32,070
	R. R. Donnelley & Sons Co.	3,200	31,232
	Raven Industries, Inc.	100	2,181
	Raytheon Co.	3,200	161,984
*	RBC Bearings, Inc.	300	5,484
	Regal-Beloit Corp.	600	20,376
*	Resources Connection, Inc.	500	7,235
	Robbins & Myers, Inc.	800	13,832
#	Robert Half International, Inc.	600	10,170
	Rockwell Automation, Inc.	2,200	57,288
	Rockwell Collins, Inc.	1,800	67,824
	Rollins, Inc.	700	10,920
#	Roper Industries, Inc.	600	24,684
*	Rush Enterprises, Inc. Class A	600	5,460
	Ryder System, Inc.	700	23,646
	Schawk, Inc.	600	4,884
* #	Shaw Group, Inc.	300	8,340
	Simpson Manufacturing Co., Inc.	800	16,056
	SkyWest, Inc.	400	6,260
*	SL Industries, Inc.	100	600
	Southwest Airlines Co.	4,200	29,526
	SPX Corp.	300	12,633
*	Standard Parking Corp.	200	3,828
	Standard Register Co.	600	4,362
	Standex International Corp.	300	4,605
*	Stanley, Inc.	200	6,052
	Steelcase, Inc. Class A	2,250	9,720
*	Stericycle, Inc.	500	24,460
*	Sterling Construction Co., Inc.	200	3,584
#	Sun Hydraulics, Inc.	300	4,620
	TAL International Group, Inc.	300	3,144
*	Taser International, Inc.	900	4,563
*	Team, Inc.	200	3,950
	Tecumseh Products Co. Class A	200	1,640
*	Teledyne Technologies, Inc.	700	19,509
	Teleflex, Inc.	900	47,862
*	TeleTech Holdings, Inc.	200	1,618
	Tennant Co.	400	5,416
*	Terex Corp.	400	4,736
*	Tetra Tech, Inc.	900	20,907
	Textron, Inc.	800	7,224
*	The Advisory Board Co.	100	1,750
	The Brink’s Co.	700	18,501
	The Dun & Bradstreet Corp.	300	22,800
*	The GEO Group, Inc.	600	8,880
#	The Manitowoc Co., Inc.	300	1,650
*	Thomas & Betts Corp.	1,200	25,668

30

	Timken Co.	1,600	23,824
	Toro Co.	500	14,805
*	TransDigm Group, Inc.	700	23,856
*	Trex Co., Inc.	400	5,916
	Trinity Industries, Inc.	700	8,057
	Triumph Group, Inc.	400	18,112
*	TrueBlue, Inc.	500	4,250
	Twin Disc, Inc.	200	1,314
*	UAL Corp.	1,600	15,104
*	Ultralife Corp.	200	1,602
	United Parcel Service, Inc.	2,400	101,976
*	United Rentals, Inc.	1,200	6,696
*	United Stationers, Inc.	600	16,806
	United Technologies Corp.	6,800	326,332
	Universal Forest Products, Inc.	500	10,500
*	Universal Truckload Services, Inc.	100	1,236
*	URS Corp.	1,100	37,455
*	US Airways Group, Inc.	900	5,103
*	USA Truck, Inc.	200	2,884
*	USG Corp.	2,200	14,322
#	Valmont Industries, Inc.	400	16,232
	Viad Corp.	300	6,669
	Vicor Corp.	200	944
*	Volt Information Sciences, Inc.	200	1,066
#	W.W. Grainger, Inc.	200	14,590
	Wabtec Corp.	700	20,951
* #	Waste Connections, Inc.	400	11,608
#	Watsco, Inc. Class A	300	9,915
#	Watson Wyatt Worldwide, Inc.	500	23,250
	Watts Water Technologies, Inc.	300	6,684
	Werner Enterprises, Inc.	900	13,500
*	WESCO International, Inc.	700	12,894
	Woodward Governor Co.	1,000	20,570
Total Industrials			6,535,798

Information Technology — (13.4%)
*	3Com Corp.	9,900	23,067
*	Acacia Research	600	1,896
* #	Accenture, Ltd.	1,500	47,340
*	ACI Worldwide, Inc.	400	6,796
*	Acme Packet, Inc.	1,300	5,720
*	Actel Corp.	200	1,804
*	Activision Blizzard, Inc.	2,700	23,652
*	Actuate Corp.	700	2,492
	Acxiom Corp.	900	8,559
*	Adaptec, Inc.	3,000	8,370
* #	ADC Telecommunications, Inc.	1,600	8,112
*	Adobe Systems, Inc.	1,950	37,655
	Adtran, Inc.	900	13,635
*	Advanced Energy Industries, Inc.	500	4,490
* #	Advanced Micro Devices, Inc.	10,600	23,214
* #	Advent Software, Inc.	300	6,549
*	Agilent Technologies, Inc.	3,200	57,856
*	Akamai Technologies, Inc.	500	6,740
*	Alliance Data Systems Corp.	200	8,318

31

	Altera Corp.	1,400	21,532
*	Amdocs, Ltd.	2,900	49,068
*	American Commercial Lines, Inc.	200	808
	American Software, Inc. Class A	400	1,660
*	Amkor Technology, Inc.	1,800	4,176
	Amphenol Corp.	900	23,535
*	Amtech Systems, Inc.	200	808
*	Anadigics, Inc.	500	1,015
#	Analog Devices, Inc.	1,300	25,974
*	Anixter International, Inc.	800	21,584
* #	Ansys, Inc.	400	9,944
*	Apple, Inc.	4,100	369,533
#	Applied Materials, Inc.	9,900	92,763
*	Applied Micro Circuits Corp.	1,600	6,400
*	Ariba, Inc.	800	6,112
*	Arris Group, Inc.	2,200	15,664
*	Arrow Electronics, Inc.	1,600	30,512
*	Aruba Networks, Inc.	900	2,403
*	Atheros Communications	400	4,804
	Atlantic Tele-Network, Inc.	400	8,600
*	Atmel Corp.	3,700	12,358
*	ATMI, Inc.	300	4,053
#	Automatic Data Processing, Inc.	1,100	39,963
*	Avid Technology, Inc.	950	9,510
*	Avnet, Inc.	2,800	55,496
*	Avocent Corp.	1,100	15,785
	AVX Corp.	3,100	28,272
*	Aware, Inc.	500	1,120
*	AXT, Inc.	500	695
* #	Bankrate, Inc.	300	10,008
	Bel Fuse, Inc. Class B	200	3,048
*	Benchmark Electronics, Inc.	1,500	17,610
*	BigBand Networks, Inc.	1,000	5,050
	Black Box Corp.	200	4,366
#	Blackbaud, Inc.	300	3,339
*	Blackboard, Inc.	300	7,623
*	Blue Coat Systems, Inc.	600	5,754
* #	BMC Software, Inc.	500	12,665
*	Bottomline Technologies, Inc.	300	2,004
*	Brightpoint, Inc.	1,600	7,488
	Broadridge Financial Solutions, Inc.	700	9,443
*	Brocade Communications Systems, Inc.	4,500	17,145
*	Brooks Automation, Inc.	600	2,742
	CA, Inc.	500	8,995
*	Cabot Microelectronics Corp.	200	4,552
*	CACI International, Inc. Class A	400	18,060
*	Callidus Software, Inc.	400	1,048
*	Cascade Microtech, Inc.	300	927
* #	Cavium Networks, Inc.	200	1,820
*	CEVA, Inc.	300	2,049
*	Checkpoint Systems, Inc.	1,000	8,950
*	Chordiant Software, Inc.	600	1,410
*	Ciena Corp.	1,100	6,864
*	Cirrus Logic, Inc.	300	846
*	Cisco Sytems, Inc.	35,100	525,447

32

*	Cogent, Inc.	1,100	12,804
	Cognex Corp.	1,000	13,060
*	Coherent, Inc.	600	10,854
	Cohu, Inc.	200	1,996
*	CommScope, Inc.	1,500	21,630
	Communications Systems, Inc.	100	740
*	CommVault Systems, Inc.	300	3,981
*	Compuware Corp.	600	3,900
* #	Comtech Telecommunications Corp.	300	11,640
* #	Concur Technologies, Inc.	300	7,407
*	Conexant Systems, Inc.	400	264
*	Convergys Corp.	1,200	9,036
	Corning, Inc.	6,500	65,715
*	CPI International, Inc.	500	3,835
*	Cray, Inc.	500	960
* #	Cree, Inc.	1,300	25,909
*	CSG Systems International, Inc.	200	2,900
*	CyberSource Corp.	1,100	13,123
*	Cymer, Inc.	400	8,160
*	Cypress Semiconductor Corp.	3,800	17,138
#	Daktronics, Inc.	600	5,178
* #	Data Domain, Inc.	600	7,812
*	DDi Corp.	400	1,352
*	DealerTrack Holdings, Inc.	600	6,834
* #	Dell, Inc.	14,100	133,950
*	Digi International, Inc.	500	3,800
*	Digimarc Corp.	88	840
*	Digital River, Inc.	400	9,908
*	Diodes, Inc.	600	3,888
*	DivX, Inc.	600	3,018
*	Dolby Laboratories, Inc.	200	5,112
*	Double-Take Software, Inc.	300	2,271
*	DSP Group, Inc.	200	1,302
*	DST Systems, Inc.	300	9,531
*	DTS, Inc.	300	4,080
*	Dycom Industries, Inc.	1,000	6,810
*	Dynamics Research Corp.	300	2,091
* #	EarthLink, Inc.	1,300	9,789
*	eBay, Inc.	3,200	38,464
*	Echelon Corp.	700	5,180
*	Electronics for Imaging, Inc.	1,200	10,668
*	EMC Corp.	11,900	131,376
* #	EMCORE Corp.	1,300	1,716
*	EMS Technologies, Inc.	300	7,200
*	Emulex Corp.	1,300	7,423
*	Entegris, Inc.	1,900	2,641
*	EPIQ Systems, Inc.	400	7,088
*	ePlus, Inc.	200	2,121
*	Equinix, Inc.	500	26,675
*	Euronet Worldwide, Inc.	700	7,035
*	Extreme Networks, Inc.	1,700	3,009
* #	F5 Networks, Inc.	1,300	28,821
#	FactSet Research Systems, Inc.	100	3,980
	Fair Isaac Corp.	500	6,350
*	Fairchild Semiconductor Corp. Class A	2,200	10,010

33

*	FalconStor Software, Inc.	300	957
*	Faro Technologies, Inc.	600	9,012
*	FEI Co.	300	5,460
*	Fiserv, Inc.	800	25,400
* #	FLIR Systems, Inc.	650	16,231
*	Forrester Research, Inc.	300	6,264
*	Gartner Group, Inc.	800	11,328
*	Gerber Scientific, Inc.	400	1,256
	Gevity HR, Inc.	300	603
	Global Payments, Inc.	200	6,942
*	Globecomm Systems, Inc.	300	1,539
*	Google, Inc.	200	67,706
*	GSI Technology, Inc.	600	1,548
*	Hackett Group, Inc.	800	2,248
*	Harmonic, Inc.	1,200	6,180
	Harris Corp.	900	38,961
*	Harris Stratex Networks, Inc. Class A	300	2,070
	Heartland Payment Systems, Inc.	200	1,814
* #	Hewitt Associates, Inc. Class A	300	8,514
	Hewlett-Packard Co.	14,100	489,975
*	Hittite Microwave Corp.	300	7,686
*	Hughes Communications, Inc.	200	2,414
*	Hypercom Corp.	500	760
*	I.D. Systems, Inc.	300	1,149
* #	i2 Technologies, Inc.	200	1,248
*	iBasis, Inc.	2,300	2,116
*	iGATE Capital Corp.	600	2,454
*	Ikanos Communications, Inc.	353	455
	Imation Corp.	600	5,844
*	Immersion Corp.	300	1,557
*	Infinera Corp.	1,400	9,604
	infoGROUP, Inc.	800	2,952
*	Informatica Corp.	500	6,380
	InfoSpace, Inc.	500	4,005
*	Ingram Micro, Inc.	2,400	29,448
*	Insight Enterprises, Inc.	400	2,072
	Integral Systems, Inc.	200	2,186
*	Integrated Device Technology, Inc.	3,300	18,942
*	Integrated Silicon Solution, Inc.	200	340
	Intel Corp.	26,100	336,690
*	Interactive Intelligence, Inc.	100	687
*	Intermec, Inc.	1,000	12,420
*	Internap Network Services Corp.	800	2,152
	International Business Machines Corp.	10,050	921,083
*	International Rectifier Corp.	900	12,258
*	Internet Capital Group, Inc.	300	1,293
	Intersil Corp.	800	7,448
*	Interwoven, Inc.	800	12,616
*	Intevac, Inc.	300	1,314
*	iPCS, Inc.	200	992
* #	IPG Photonics Corp.	600	5,766
* #	Iron Mountain, Inc.	2,000	40,920
*	Isilon Systems, Inc.	800	2,216
* #	Itron, Inc.	600	39,180
*	Ixia	1,000	5,320

34

	IXYS Corp.	800	5,480
*	j2 Global Communications, Inc.	300	5,874
	Jack Henry & Associates, Inc.	900	16,020
*	JDA Software Group, Inc.	600	6,720
*	JDS Uniphase Corp.	2,200	7,986
* #	Juniper Networks, Inc.	3,800	53,808
	Keithley Instruments, Inc.	300	1,041
*	Kulicke & Soffa Industries, Inc.	400	612
*	KVH Industries, Inc.	300	1,725
*	L-1 Identity Solutions, Inc.	2,100	15,225
* #	Lam Research Corp.	1,100	22,231
*	Lattice Semiconductor Corp.	900	1,386
*	Lawson Software, Inc.	1,700	7,174
	Lender Processing Services, Inc.	600	15,552
* #	Lexmark International, Inc.	1,300	30,784
*	Limelight Networks, Inc.	1,200	3,672
#	Linear Technology Corp.	1,000	23,420
*	Littlefuse, Inc.	400	6,120
*	Loral Space & Communications, Inc.	400	5,284
* #	LSI Corp.	7,850	24,963
*	LTX-Credence Corp.	700	203
*	Macrovision Solutions Corp.	1,600	20,976
* #	Manhattan Associates, Inc.	300	4,602
*	ManTech International Corp. Class A	300	16,089
	Marchex, Inc. Class B	700	3,507
*	Mastec, Inc.	600	6,378
*	Mattson Technology, Inc.	400	392
	Maximus, Inc.	300	11,148
*	Maxwell Technologies, Inc.	600	2,808
*	McAfee, Inc.	950	28,966
*	Measurement Specialties, Inc.	200	1,016
*	MEMC Electronic Materials, Inc.	500	6,800
*	Mentor Graphics Corp.	1,600	7,456
*	Mercury Computer Systems, Inc.	300	1,791
*	Metavante Technologies, Inc.	1,800	26,118
	Methode Electronics, Inc.	1,100	5,082
	Micrel, Inc.	500	3,800
	Microchip Technology, Inc.	850	16,125
* #	Micron Technology, Inc.	3,900	14,508
*	Micros Systems, Inc.	500	7,200
* #	Microsemi Corp.	800	6,720
	Microsoft Corp.	48,000	820,800
*	Microtune, Inc.	1,500	2,565
*	MKS Instruments, Inc.	200	2,810
*	ModusLink Global Solutions, Inc.	300	699
	Molex, Inc. Class A	1,400	17,108
*	Monolithic Power Systems	200	2,430
*	MoSys, Inc.	400	832
	Motorola, Inc.	25,600	113,408
*	MSC.Software Corp.	700	4,074
	MTS Systems Corp.	300	7,857
*	Multi-Fineline Electronix, Inc.	400	7,412
#	National Instruments Corp.	1,203	25,828
	National Semiconductor Corp.	1,100	11,154
*	NCI, Inc.	100	3,000

35

*	NetApp, Inc.	2,700	40,041
*	NETGEAR, Inc.	1,000	11,120
* #	NetLogic Microsystems, Inc.	100	2,121
*	NetScout Systems, Inc.	400	5,688
*	Novatel Wireless, Inc.	500	2,770
*	Nu Horizons Electronics Corp.	500	785
* #	Nuance Communications, Inc.	1,700	16,762
*	Omniture, Inc.	700	6,363
*	OmniVision Technologies, Inc.	800	5,352
*	ON Semiconductor Corp.	5,000	20,850
*	Oplink Communications, Inc.	700	4,949
*	OPNET Technologies, Inc.	400	3,280
*	OpNext, Inc.	800	1,904
*	Orbcomm, Inc.	1,100	1,804
*	Orthovita, Inc.	1,200	3,468
*	OSI Systems, Inc.	300	4,389
*	OYO Geospace Corp.	200	2,990
*	Palm, Inc.	1,800	13,806
*	PAR Technology Corp.	300	1,359
*	Parametric Technology Corp.	1,300	11,700
	Park Electrochemical Corp.	400	7,020
* #	ParkerVision, Inc.	200	358
*	PC Connection, Inc.	200	978
	PC-Tel, Inc.	326	2,106
	Pegasystems, Inc.	300	4,071
*	Perceptron, Inc.	200	680
*	Perficient, Inc.	200	782
*	Pericom Semiconductor Corp.	200	1,234
*	Perot Systems Corp.	1,100	14,289
*	Phoenix Technologies, Ltd.	300	774
*	Physicians Formula Holdings, Inc.	200	580
	Plantronics, Inc.	1,200	12,180
*	Plexus Corp.	500	7,230
*	PMC-Sierra, Inc.	2,200	10,714
* #	Polycom, Inc.	2,000	28,100
#	Power Integrations, Inc.	400	7,788
*	Powerwave Technologies, Inc.	3,100	1,395
*	Presstek, Inc.	500	1,080
*	Progress Software Corp.	400	6,824
	QAD, Inc.	100	256
* #	QLogic Corp.	2,000	22,640
	QUALCOMM, Inc.	7,200	248,760
#	Quality Systems, Inc.	100	3,728
*	Quest Software, Inc.	2,200	27,434
*	Rackable Systems, Inc.	200	786
*	Radiant Systems, Inc.	200	692
*	RadiSys Corp.	300	1,419
*	Rambus, Inc.	500	4,530
*	RealNetworks, Inc.	2,200	6,204
*	Red Hat, Inc.	400	5,860
	Renaissance Learning, Inc.	200	1,446
	Richardson Electronics, Ltd.	500	1,865
*	RightNow Technologies, Inc.	200	1,168
*	Rimage Corp.	100	1,311
*	Riverbed Technology, Inc.	1,000	10,150

36

*	Rofin-Sinar Technologies, Inc.	200	3,378
*	S1 Corp.	700	4,669
* #	SAIC, Inc.	1,100	21,714
* #	Salesforce.com, Inc.	400	10,644
* #	Sandisk Corp.	1,200	13,716
*	Sapient Corp.	1,100	4,686
*	SAVVIS, Inc.	300	1,914
*	ScanSource, Inc.	700	13,104
*	SeaChange International, Inc.	600	3,552
*	Semitool, Inc.	300	831
*	Semtech Corp.	400	4,700
*	ShoreTel, Inc.	700	2,786
*	Sigma Designs, Inc.	200	2,044
*	Silicon Image, Inc.	600	2,202
* #	Silicon Laboratories, Inc.	626	14,417
*	Silicon Storage Technology, Inc.	300	615
*	Smith Micro Software, Inc.	400	2,120
*	SonicWALL, Inc.	900	3,168
* #	Sonus Networks, Inc.	2,400	3,168
*	Sourcefire, Inc.	400	2,692
*	Spectrum Control, Inc.	300	2,172
*	SRA International, Inc.	400	6,532
*	SRS Labs, Inc.	400	2,052
*	Standard Microsystems Corp.	200	2,770
	StarTek, Inc.	200	928
* #	STEC, Inc.	1,300	5,824
* #	Stratasys, Inc.	400	4,284
*	SumTotal Systems, Inc.	500	1,260
*	Sun Microsystems, Inc.	4,200	17,472
*	SunPower Corp.	256	6,764
* #	SunPower Corp. Class A	200	6,712
*	SupportSoft, Inc.	1,600	3,024
*	Switch and Data Facilities Co.	600	4,128
* #	Sybase, Inc.	800	21,848
*	Sycamore Networks, Inc.	5,800	13,630
*	Sykes Enterprises, Inc.	948	15,841
*	Symantec Corp.	6,600	101,178
*	Symmetricom, Inc.	600	2,226
* #	Synaptics, Inc.	300	7,071
*	Synchronoss Technologies, Inc.	300	2,553
*	SYNNEX Corp.	500	7,675
*	Synopsys, Inc.	1,000	18,500
	Syntel, Inc.	300	6,465
*	Tech Data Corp.	900	16,299
	Technitrol, Inc.	100	220
*	TechTeam Global, Inc.	300	1,500
*	Techwell, Inc.	200	1,130
*	Tekelec	1,100	13,662
*	TeleCommunication Systems, Inc.	700	5,012
*	Tellabs, Inc.	9,200	37,996
* #	Teradata Corp.	900	11,817
*	Teradyne, Inc.	1,700	8,177
*	Terremark Worldwide, Inc.	400	1,404
*	Tessera Technologies, Inc.	600	7,056
#	Texas Instruments, Inc.	6,200	92,690

37

*	The Knot, Inc.	350	2,408
	TheStreet.com, Inc.	700	1,911
*	THQ, Inc.	600	2,370
*	TIBCO Software, Inc.	2,500	13,375
*	TNS, Inc.	400	3,308
	Total System Services, Inc.	500	6,330
*	Trimble Navigation, Ltd.	900	13,338
*	Triquint Semiconductor, Inc.	2,300	4,646
*	Tyler Technologies, Inc.	400	5,036
*	Ultimate Software Group, Inc.	100	1,377
*	Ultratech, Inc.	200	2,240
*	Unica Corp.	300	1,470
*	Unisys Corp.	1,500	1,125
	United Online, Inc.	1,504	9,204
*	Universal Display Corp.	500	3,815
*	UTStarcom, Inc.	1,600	2,352
* #	ValueClick, Inc.	1,100	6,875
* #	Varian Semiconductor Equipment Associates, Inc.	500	9,520
*	Veeco Instruments, Inc.	200	966
*	VeriFone Holdings, Inc.	1,400	6,482
*	Viasat, Inc.	500	11,080
*	Video Display Corp.	37	149
*	Virage Logic Corp.	500	1,540
*	Vishay Intertechnology, Inc.	3,900	11,544
*	Vocus, Inc.	100	1,526
*	Web.com Group, Inc.	400	1,200
*	Websense, Inc.	200	2,240
*	Western Digital Corp.	900	13,212
	Western Union Co.	3,400	46,444
*	Wind River Systems, Inc.	900	7,173
*	Wright Express Corp.	100	1,166
	Xerox Corp.	18,290	121,446
#	Xilinx, Inc.	1,600	26,960
*	X-Rite, Inc.	700	931
*	Yahoo!, Inc.	4,300	50,439
*	Zebra Technologies Corp. Class A	1,700	28,611
* #	Zix Corp.	600	780
*	Zoran Corp.	400	2,376
*	Zygo Corp.	300	1,716
Total Information Technology			7,887,360

Materials — (4.0%)
	A.M. Castle & Co.	400	3,384
*	AEP Industries, Inc.	100	1,434
	Air Products & Chemicals, Inc.	1,000	50,300
	Airgas, Inc.	600	21,186
#	AK Steel Holding Corp.	500	4,035
	Albemarle Corp.	2,200	48,950
#	Alcoa, Inc.	4,700	36,613
	AMCOL International Corp.	300	4,347
*	American Pacific Corp.	200	1,566
	American Vanguard Corp.	200	2,842
* #	Amerigon, Inc.	100	343
#	AptarGroup, Inc.	800	24,656
	Ashland, Inc.	965	7,739

38

	Balchem Corp.	156	3,483
	Ball Corp.	800	30,672
	Bemis Co., Inc.	2,100	47,397
*	Brush Engineered Materials, Inc.	200	2,512
*	Buckeye Technologies, Inc.	1,100	3,212
*	Bway Holding Co.	300	2,538
	Cabot Corp.	1,000	13,360
	Calgon Carbon Corp.	700	8,799
	Carpenter Technology Corp.	400	6,600
	Celanese Corp. Class A	500	5,325
*	Century Aluminum Co.	200	710
	CF Industries Holdings, Inc.	200	9,400
	Chemtura Corp.	2,400	1,800
	Cliffs Natural Resources, Inc.	400	9,268
	Commercial Metals Co.	1,100	12,650
	Compass Minerals International, Inc.	100	6,017
*	Crown Holdings, Inc.	500	9,375
	Cytec Industries, Inc.	500	10,220
	Deltic Timber Corp.	200	7,914
	Dow Chemical Co.	7,000	81,130
	du Pont (E.I.) de Nemours & Co.	7,700	176,792
	Eagle Materials, Inc.	1,000	18,080
#	Eastman Chemical Co.	1,800	46,710
	Ecolab, Inc.	1,600	54,336
	Ferro Corp.	600	2,376
*	Flotek Industries, Inc.	200	578
	FMC Corp.	400	17,848
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,200	30,168
*	General Moly, Inc.	300	270
	Gibraltar Industries, Inc.	1,000	10,230
*	Graphic Packaging Holding Co.	600	522
	Greif, Inc. Class A	600	18,156
*	H&E Equipment Services, Inc.	800	5,336
	H.B. Fuller Co.	1,200	16,764
*	Haynes International, Inc.	100	1,827
*	Headwaters, Inc.	500	2,265
* #	Hecla Mining Co.	1,300	3,445
*	ICO, Inc.	700	1,855
	International Flavors & Fragrances, Inc.	400	11,448
	International Paper Co.	8,300	75,696
*	ION Geophysical Corp.	1,100	1,650
	Kaiser Aluminum Corp.	100	2,484
	Kronos Worldwide, Inc.	600	8,550
*	Landec Corp.	300	1,650
	Louisiana-Pacific Corp.	1,000	2,080
*	LSB Industries, Inc.	300	2,214
	Lubrizol Corp.	1,700	58,004
#	Martin Marietta Materials, Inc.	300	24,156
	MeadWestavco Corp.	4,700	54,708
* #	Metalico, Inc.	300	735
	Minerals Technologies, Inc.	400	15,124
	Myers Industries, Inc.	800	5,016
	Nalco Holding Co.	2,100	20,601
	Neenah Paper, Inc.	300	2,019
	NewMarket Corp.	200	6,300

39

	Newmont Mining Corp.	2,950	117,351
	NL Industries, Inc.	800	9,248
	NN, Inc.	200	340
*	Northwest Pipe Co.	100	3,526
	Nucor Corp.	1,500	61,185
	Olin Corp.	1,100	15,455
	Olympic Steel, Inc.	300	4,761
*	OM Group, Inc.	700	13,566
*	Owens-Illinois, Inc.	800	15,200
	P.H. Glatfelter Co.	900	7,839
	Packaging Corp. of America	1,400	19,880
*	Pactiv Corp.	2,100	45,402
	Penford Corp.	200	1,732
	PPG Industries, Inc.	2,600	97,708
	Praxair, Inc.	1,500	93,390
	Quaker Chemical Corp.	400	4,564
	Reliance Steel & Aluminum Co.	500	11,065
	Rock-Tenn Co. Class A	600	18,702
*	Rockwood Holdings, Inc.	1,100	8,261
	Rohm & Haas Co.	1,000	55,190
*	Rosetta Resources, Inc.	900	5,463
	Royal Gold, Inc.	500	24,040
	RPM International, Inc.	1,200	14,772
	Schnitzer Steel Industries, Inc. Class A	300	11,781
	Schweitzer-Maudoit International, Inc.	300	6,420
	Sealed Air Corp.	2,100	28,455
	Sigma-Aldrich Corp.	300	10,824
	Silgan Holdings, Inc.	600	27,504
*	Smurfit-Stone Container Corp.	3,600	119
	Sonoco Products Co.	600	13,758
	Southern Copper Corp.	2,600	36,244
	Spartech Corp.	1,000	3,170
	Steel Dynamics, Inc.	400	4,248
	Stepan Co.	100	3,669
*	Stillwater Mining Co.	800	3,320
#	Temple-Inland, Inc.	2,100	11,907
	Terra Industries, Inc.	200	4,096
#	Texas Industries, Inc.	200	4,542
	The Scotts Miracle-Gro Co. Class A	1,000	32,220
	Titanium Metals Corp.	3,100	21,855
*	U.S. Concrete, Inc.	500	1,390
#	United States Steel Corp.	600	18,018
	Valhi, Inc.	900	13,365
	Valspar Corp.	3,400	58,990
#	Vulcan Materials Co.	700	34,622
	Wausau Paper Corp.	800	7,608
#	Westlake Chemical Corp.	300	4,101
	Weyerhaeuser Co.	5,500	150,370
	Worthington Industries, Inc.	2,700	27,162
	Zep, Inc.	200	2,198
Total Materials			2,370,366

Telecommunication Services — (2.5%)
	Alaska Communications Systems Group, Inc.	600	5,010
* #	American Tower Corp.	2,250	68,265

40

	Arbinet-thexchange, Inc.	500	840
	AT&T, Inc.	800	19,696
* #	Cbeyond, Inc.	600	9,444
*	Centennial Communications Corp.	2,800	22,904
#	CenturyTel, Inc.	1,600	43,424
*	Clear Channel Outdoor Holdings, Inc.	200	1,036
	Consolidated Communications Holdings, Inc.	600	6,756
* #	Crown Castle International Corp.	1,500	29,280
	D&E Communications, Inc.	600	4,194
	Embarq Corp.	1,000	35,720
	FairPoint Communications, Inc.	689	1,881
	Frontier Communications Corp.	3,900	31,629
*	General Communications, Inc. Class A	1,400	9,198
	Hickory Tech Corp.	380	2,246
*	ICO Global Communications (Holdings), Ltd.	300	177
#	Iowa Telecommunications Services, Inc.	900	11,565
*	Leap Wireless International, Inc.	1,800	45,360
*	NeuStar, Inc.	400	5,448
*	NII Holdings, Inc.	800	15,520
	NTELOS Holdings Corp.	300	6,492
*	PAETEC Holding Corp.	1,800	2,430
*	Premiere Global Services, Inc.	1,800	17,442
#	Qwest Communications International, Inc.	17,600	56,672
	Regal Entertainment Group	3,200	32,128
* #	SBA Communications Corp.	1,300	25,870
	Shenandoah Telecommunications Co.	500	12,190
*	Sprint Nextel Corp.	23,000	55,890
	SureWest Communications	300	3,063
*	Syniverse Holdings, Inc.	1,800	24,408
	Telephone & Data Systems, Inc.	1,000	30,510
	Telephone & Data Systems, Inc. Special Shares	1,100	29,810
*	tw telecom, inc.	2,900	22,185
*	United States Cellular Corp.	1,000	41,950
*	USA Mobility, Inc.	700	7,399
	Verizon Communications, Inc.	24,750	739,283
	Windstream Corp.	2,800	24,304
Total Telecommunication Services			1,501,619

Utilities — (4.5%)
	AGL Resources, Inc.	1,400	43,162
#	Allegheny Energy, Inc.	700	23,268
#	ALLETE, Inc.	800	24,880
#	Alliant Energy Corp.	800	23,064
#	Ameren Corp.	850	28,263
	American Electric Power Co., Inc.	1,900	59,565
	American States Water Co.	200	6,914
	Aqua America, Inc.	2,150	44,591
	Artesian Resources Corp. Class A	200	3,128
	Atmos Energy Corp.	1,500	36,825
	Avista Corp.	1,400	26,656
	Black Hills Corp.	600	15,900
	California Water Service Group	400	17,400
	CenterPoint Energy, Inc.	2,350	31,443
	Central Vermont Public Service Corp.	300	6,780
	CH Energy Group, Inc.	100	5,058

41

	Chesapeake Utilities Corp.	100	2,897
	Cleco Corp.	1,200	27,420
#	CMS Energy Corp.	4,200	49,350
#	Connecticut Water Services, Inc.	200	4,628
	Consolidated Edison, Inc.	2,100	85,575
	Constellation Energy Group	700	18,410
	Dominion Resources, Inc.	1,200	42,216
	DPL, Inc.	800	17,240
	DTE Energy Co.	1,500	51,750
*	Dynegy, Inc.	2,000	4,220
	Edison International	1,700	55,369
*	El Paso Electric Co.	900	14,886
	Empire District Electric Co.	600	10,656
	Energen Corp.	900	26,289
#	Entergy Corp.	600	45,816
#	Equitable Resources, Inc.	1,100	37,653
	Exelon Corp.	1,000	54,220
	FirstEnergy Corp.	1,400	69,986
	Florida Public Utilities Co.	200	2,073
	FPL Group, Inc.	3,100	159,805
	Great Plains Energy, Inc.	1,300	24,791
	Hawaiian Electric Industries, Inc.	1,000	21,680
	IDACORP, Inc.	1,200	34,932
	Integrys Energy Group, Inc.	400	16,700
#	ITC Holdings Corp.	700	29,386
	Laclede Group, Inc.	300	13,617
	MDU Resources Group, Inc.	700	13,923
	MGE Energy, Inc.	500	16,025
	Middlesex Water Co.	200	3,310
	National Fuel Gas Co.	300	8,988
	New Jersey Resources Corp.	900	36,081
	Nicor, Inc.	1,000	34,210
	NiSource, Inc.	1,500	14,520
	Northeast Utilities, Inc.	1,600	38,080
	Northwest Natural Gas Co.	600	25,764
	NorthWestern Corp.	500	12,105
*	NRG Energy, Inc.	2,500	58,400
	NSTAR	1,600	54,112
	NV Energy, Inc.	3,600	38,628
	OGE Energy Corp.	1,600	39,488
	Oneok, Inc.	400	11,688
	Ormat Technologies, Inc.	900	27,891
	Otter Tail Corp.	400	8,108
	Pepco Holdings, Inc.	1,400	24,934
	PG&E Corp.	1,700	65,739
	Piedmont Natural Gas Co.	1,200	31,092
#	Pinnacle West Capital Corp.	1,100	36,817
	PNM Resources, Inc.	1,000	10,040
	Portland General Electric Co.	1,600	31,120
#	Progress Energy, Inc.	1,200	46,464
	Public Service Enterprise Group, Inc.	4,600	145,222
	Questar Corp.	1,200	40,776
*	Reliant Energy, Inc.	1,600	8,144
	Sempra Energy	1,200	52,608
	SJW Corp.	300	8,067

42

	South Jersey Industries, Inc.	600	22,380
	Southern Co.	4,400	147,180
#	Southern Union Co.	1,500	19,335
	Southwest Gas Corp.	900	23,184
	Southwest Water Co.	300	1,344
	TECO Energy, Inc.	1,500	18,015
	UGI Corp.	1,300	32,981
	UIL Holdings Corp.	400	10,572
	Unisource Energy Corp.	700	19,768
	WGL Holdings, Inc.	1,000	32,100
	Wisconsin Energy Corp.	800	35,664
	Xcel Energy, Inc.	800	14,768
	York Water Co.	100	1,179
	Total Utilities		2,639,276

	TOTAL COMMON STOCKS		51,552,151

	TEMPORARY CASH INVESTMENTS — (0.3%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	170,399	170,399

	SECURITIES LENDING COLLATERAL — (12.4%)
§ @	DFA Short Term Investment Fund LP	7,228,830	7,228,830

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $83,519 FNMA 4.788%(r), 04/01/36, valued at $70,238) to be repurchased at $68,194	$68	68,192

	TOTAL SECURITIES LENDING COLLATERAL		7,297,022

	TOTAL INVESTMENTS - (100.0%)
	(Cost $80,889,320)##		$59,019,572

43

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.4%)
COMMON STOCKS — (4.4%)
	ABB Grain, Ltd.	5,989	$24,920
	Adelaide Brighton, Ltd.	6,571	6,964
	AGL Energy, Ltd.	3,834	35,330
#	Alesco Corp., Ltd.	1,171	1,552
	Amcor, Ltd.	15,366	52,014
	AMP, Ltd.	6,775	22,341
	Ansell, Ltd.	1,106	7,110
#	APA Group	3,465	6,565
*	Aquila Resources, Ltd.	708	1,115
# *	Arrow Energy NL	5,580	7,403
	Asciano Group	11,556	7,931
	ASX, Ltd.	332	5,637
*	Austar United Communications, Ltd.	12,000	5,545
	Australia & New Zealand Banking Group, Ltd.	9,008	74,751
#	Australian Infrastructure Fund	1,784	1,946
	Australian Wealth Management, Ltd.	4,425	2,491
	Australian Worldwide Exploration, Ltd.	5,136	8,464
	AWB, Ltd.	4,732	6,546
	AXA Asia Pacific Holdings, Ltd.	8,121	23,995
#	Babcock & Brown Infrastructure Group	11,843	613
#	Babcock & Brown Wind Partners	6,801	3,646
	Bank of Queensland, Ltd.	4,968	23,013
	Beach Petroleum, Ltd.	13,971	6,709
	Bendigo Bank, Ltd.	2,945	18,507
	BHP Billiton, Ltd. Sponsored ADR	5,200	195,208
	BlueScope Steel, Ltd.	14,076	30,941
	Boart Longyear Group	5,607	657
#	Boral, Ltd.	16,500	34,076
	Bradken, Ltd.	1,159	1,761
	Brambles, Ltd.	6,693	28,464
	Brickworks, Ltd.	1,108	7,358
	Caltex Australia, Ltd.	834	4,573
	Campbell Brothers, Ltd.	462	4,492
# *	Centamin Egypt, Ltd.	8,932	4,853
	Centennial Coal Co., Ltd.	4,257	7,431
*	Coal of Africa, Ltd.	2,428	1,244
	Coca-Cola Amatil, Ltd.	2,860	16,480
	Cochlear, Ltd.	202	7,502
	Commonwealth Bank of Australia	2,588	43,973
	Computershare, Ltd.	1,340	6,067
	ConnectEast Group	27,889	8,043

1

	Crane Group, Ltd.	649	3,305
#	Crown, Ltd.	5,061	17,508
	CSR, Ltd.	15,568	13,781
	David Jones, Ltd.	16,970	24,509
	Downer EDI, Ltd.	8,535	18,977
	DUET Group	6,513	8,706
#	Fairfax Media, Ltd.	22,231	19,522
#	Flight Centre, Ltd.	572	2,259
# *	Fortescue Metals Group, Ltd.	2,335	2,515
	Foster’s Group, Ltd.	4,935	16,971
	Goodman Fielder, Ltd.	39,422	37,951
#	Gunns, Ltd.	3,962	2,325
#	Healthscope, Ltd.	2,352	6,361
# *	Iluka Resources, Ltd.	2,389	6,332
	Incitec Pivot, Ltd.	18,319	30,091
	Insurance Australia Group, Ltd.	13,997	34,193
#	JB Hi-Fi, Ltd.	845	4,928
# *	Kagara, Ltd.	2,037	515
#	Leighton Holdings, Ltd.	408	4,233
	Lend Lease Corp., Ltd.	10,166	42,946
*	Lihir Gold, Ltd.	14,904	29,574
	Lion Nathan, Ltd.	3,041	15,653
#	MacArthur Coal, Ltd.	950	1,757
	Macquarie Airports	3,711	5,319
#	Macquarie Communications Infrastructure Group	5,646	3,304
	Macquarie Group, Ltd.	917	14,661
	Metcash, Ltd.	6,320	16,710
#	Minara Resources, Ltd.	1,630	372
# *	Mount Gibson Iron, Ltd.	5,247	1,294
# *	Murchison Metals, Ltd.	3,368	1,076
	National Australia Bank, Ltd.	6,013	70,919
	New Hope Corp., Ltd.	4,695	9,997
	Newcrest Mining, Ltd.	1,336	25,898
	Nufarm, Ltd.	732	5,173
	Oil Search, Ltd.	9,267	25,088
	Onesteel, Ltd.	13,835	20,831
	Orica, Ltd.	1,823	15,328
	Origin Energy, Ltd.	2,500	22,029
	OZ Minerals, Ltd.	6,923	2,419
	Pacific Brands, Ltd.	6,700	1,777
# *	Paladin Energy, Ltd.	20,932	39,770
*	PanAust, Ltd.	11,129	915
	Panoramic Resources, Ltd.	2,242	1,160
	Paperlinx, Ltd.	6,833	1,874
#	Perpetual Trustees Australia, Ltd.	226	4,316
#	Primary Health Care, Ltd.	2,174	6,541
	Qantas Airways, Ltd.	6,467	9,905
#	QBE Insurance Group, Ltd.	1,809	27,204
#	Ramsay Health Care, Ltd.	3,355	21,310
#	Rio Tinto, Ltd.	1,608	41,739
# *	Riversdale Mining, Ltd.	1,288	1,746
	Santos, Ltd.	1,363	12,222

2

#	Seven Network, Ltd.	1,067	4,011
	Sigma Pharmaceuticals, Ltd.	9,713	7,348
*	Silex System, Ltd.	1,574	3,536
	Sims Metal Management, Ltd.	2,065	21,781
# *	Sino Gold Mining, Ltd.	2,334	7,214
	Sonic Healthcare, Ltd.	1,466	12,836
	Spark Infrastructure Group	21,748	18,440
#	Straits Resources, Ltd.	4,268	2,770
	Tatts Group, Ltd.	11,097	20,018
	Telstra Corp., Ltd.	18,156	43,313
#	Ten Network Holdings, Ltd.	4,724	3,049
	Toll Holdings, Ltd.	3,268	11,202
	Tower Australia Group, Ltd.	3,754	5,482
	Transfield Services, Ltd.	1,233	1,490
#	Transurban Group	2,004	6,458
	United Group, Ltd.	1,415	7,069
	Virgin Blue Holdings, Ltd.	11,089	2,151
	Washington H. Soul Pattinson & Co., Ltd.	2,946	16,073
	Wesfarmers, Ltd.	4,584	44,560
#	West Australian Newspapers Holdings, Ltd.	1,142	2,935
	Westpac Banking Corp.	3,170	31,086
	Westpac Banking Corp. Sponsored ADR	1,800	87,282
	Woodside Petroleum, Ltd.	1,681	36,989
	Woolworths, Ltd.	4,214	73,347
	WorleyParsons, Ltd.	350	3,260

TOTAL — AUSTRALIA			1,987,740

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
	Andritz AG	195	5,759
*	BWIN Interactive Entertainment AG	192	4,825
#	Erste Group Bank AG	560	8,411
	EVN AG	325	5,021
*	Intercell AG	265	8,647
#	Mayr-Melnhof Karton AG	100	6,651
	Oesterreichische Elektrizitaetswirtschafts AG	256	9,788
	Oesterreichische Post AG	700	21,829
	Schoeller-Bleckmann Oilfield Equipment AG	196	5,304
	Uniqa Versicherungen AG	385	8,531
	Vienna Insurance Group	289	9,020
#	Wienerberger AG	1,384	17,733
	Zumtobel AG	366	3,054

TOTAL — AUSTRIA			114,573

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
	Ackermans & van Haaren NV	653	28,503
*	Agfa Gevaert NV	1,144	3,998
	Anheuser-Busch InBev NV	260	6,599
#	Banque Nationale de Belgique	3	8,347

3

	Bekaert SA	20	1,160
	Belgacom SA	833	29,062
	Colruyt SA	39	8,629
	Compagnie d’Entreprises CFE	155	4,803
#	Dexia SA	2,517	7,839
	D’Ieteren SA NV	30	3,373
	Euronav SA	274	4,161
	KBC Groep NV	2,524	45,732
	Mobistar SA	202	14,824
	Omega Pharma SA	168	5,210
	Solvay SA	451	31,857
# *	Telenet Group Holding NV	466	7,355
	Tessenderlo Chemie NV	237	7,159
#	UCB SA	773	24,015
	Umicore	1,744	32,420
TOTAL COMMON STOCKS			275,046

RIGHTS/WARRANTS — (0.0%)
# *	Fortis Coupons	5,308	—

TOTAL — BELGIUM			275,046

CANADA — (5.4%)
COMMON STOCKS — (5.4%)
	Addax Petroleum Corp.	800	12,787
#	AGF Management, Ltd. Class B	830	5,442
	Alimentation Couche-Taro, Inc. Class B	1,000	11,580
#	Astral Media, Inc. Class A	500	10,634
	Bank of Montreal	1,500	40,673
	Bank of Nova Scotia	1,600	38,713
	Barrick Gold Corp.	2,800	105,355
	Biovail Corp.	800	8,762
*	Birchcliff Energy, Ltd.	1,100	4,171
	Bombardier, Inc. Class B	9,300	28,820
	CAE, Inc.	908	5,317
	Canada Bread Co., Ltd.	200	7,503
# *	Canadian Hydro Developers, Inc.	2,100	5,806
#	Canadian Imperial Bank of Commerce	900	34,224
	Canadian National Resources, Ltd.	2,300	82,322
	Canadian Tire Corp. Class A	900	30,018
	Canadian Utilities, Ltd. Class A	300	9,727
	Canadian Western Bank	500	4,864
*	Canfor Corp.	1,300	7,686
	CCL Industries, Inc. Class B	400	7,150
*	Celestica, Inc.	1,800	7,883
*	Celtic Exploration, Ltd.	600	6,424
*	CGI Group, Inc.	4,800	38,870
	Cogeco Cable, Inc.	300	8,445
# *	Compton Petroleum Corp.	900	763
# *	Connacher Oil & Gas, Ltd.	3,200	2,349
	Corus Entertainment, Inc. Class B	700	7,467

4

*	Crew Gold Corp.	5,700	372
# *	Denison Mines Corp.	1,700	2,149
	Dorel Industries, Inc. Class B	400	7,202
*	Eastern Platinum, Ltd.	4,100	1,220
*	Eldorado Gold Corp.	1,600	12,526
	Emera, Inc.	500	8,869
	Empire Co., Ltd. Class A	300	12,695
	Enbridge, Inc.	1,612	52,899
	EnCana Corp.	2,234	99,416
	Ensign Energy Services, Inc.	700	5,925
*	Equinox Minerals, Ltd.	2,400	2,955
*	Euro Goldfields, Ltd.	1,700	4,367
*	Fairborne Energy, Ltd.	900	3,075
	Finning International, Inc.	2,600	26,694
	First Quantum Minerals, Ltd.	600	10,672
*	FNX Mining Co., Inc.	600	1,649
	Fortis, Inc.	1,100	21,852
# *	Fronteer Development Group, Inc.	1,300	2,862
*	Galleon Energy, Inc. Class A	1,400	3,676
	Gerdau Ameristeel Corp.	1,400	8,243
	Goldcorp, Inc.	4,980	147,501
# *	Golden Star Resources, Ltd.	2,800	4,270
*	Great Canadian Gaming Corp.	900	3,083
	Groupe Aeroplan, Inc.	2,600	18,955
*	High River Gold Mines, Ltd.	3,300	350
*	Highpine Oil & Gas, Ltd.	900	3,347
#	Home Capital Group, Inc.	300	4,538
# *	HudBay Minerals, Inc.	6,400	25,574
#	Husky Energy, Inc.	1,200	29,788
	IAMGOLD Corp.	8,900	60,966
#	IGM Financial, Inc.	700	18,553
	Imperial Oil, Ltd.	800	25,411
	Industrial Alliance Insurance & Financial Services, Inc.	1,000	16,090
	ING Canada, Inc.	300	8,073
	Inmet Mining Corp.	400	6,772
	Jean Coutu Group PJC, Inc. Class A	1,000	6,760
	Kingsway Financial Services, Inc.	800	3,914
	Kinross Gold Corp.	349	6,185
	Laurentian Bank of Canada	300	7,112
# *	Lundin Mining Corp.	2,100	1,541
*	MacDonald Dettweiler & Associates, Ltd.	1,700	28,545
#	Manitoba Telecom Services, Inc.	300	8,763
	Maple Leaf Foods, Inc.	300	2,667
*	MDS, Inc.	800	6,263
	Metro, Inc. Class A	1,400	44,754
	National Bank of Canada	500	13,953
	Nexen, Inc.	4,316	62,861
	Niko Resources, Ltd.	600	24,680
*	Northgate Minerals Corp.	3,300	3,956
#	Nova Chemicals Corp.	800	1,481
*	Oilexco, Inc.	7,800	1,336
# *	Open Text Corp.	400	14,134

5

*	OPTI Canada, Inc.	1,800	2,349
# *	Pan Amer Silver Corp.	2,600	47,473
	Pason Systems, Inc.	700	6,924
# *	Petrobank Energy & Resources, Ltd.	200	3,164
	Petro-Canada	4,900	106,252
	Potash Corp. of Saskatchewan, Inc.	700	52,661
*	Progress Energy Resources Corp.	500	4,281
# *	Quadra Mining, Ltd.	500	1,378
	Quebecor, Inc. Class B	400	5,350
	Reitmans Canada, Ltd.	700	6,097
*	Research In Motion, Ltd.	100	5,527
#	Ritchie Brothers Auctioneers, Inc.	600	11,156
*	RONA, Inc.	800	7,894
#	Royal Bank of Canada	4,027	99,866
	Russel Metals, Inc.	900	13,659
	Savanna Energy Services Corp.	700	4,133
	Shaw Communictions, Inc. Class B	600	9,732
	ShawCor, Ltd.	400	4,763
	Sherritt International Corp.	2,300	5,008
*	Shore Gold, Inc.	2,500	673
# *	Silver Standard Resources, Inc.	300	6,062
# *	Silver Wheaton Corp.	1,400	9,156
#	Silvercorp Metals, Inc.	1,200	2,691
*	Sino-Forest Corp.	1,400	10,504
*	Stantec, Inc.	400	8,706
	Sun Life Financial, Inc.	2,900	59,029
	Suncor Energy, Inc.	802	15,376
	Talisman Energy, Inc.	11,200	106,040
	Teck Cominco Class B	3,200	12,369
	Telus Corp.	300	8,504
*	Thompson Creek Metals Company, Inc.	4,800	18,476
#	Thomson Reuters Corp.	300	7,339
	Tim Hortons, Inc.	1,300	31,995
# *	Timminco, Ltd.	600	1,693
	Toromont Industries, Ltd.	400	6,909
#	Toronto Dominion Bank	3,700	120,090
#	Torstar Corp. Class B	1,400	9,419
	Transalta Corp.	600	10,941
	Transcontinental, Inc. Class A	600	4,443
#	Trican Well Service, Ltd.	800	4,430
# *	TriStar Oil and Gas, Ltd.	2,600	22,899
# *	Uranium One, Inc.	4,000	6,035
*	Viterra, Inc.	6,100	46,014
	West Fraser Timber Co., Ltd.	300	7,339
	Yamana Gold, Inc.	7,300	59,174
TOTAL COMMON STOCKS			2,429,222

RIGHTS/WARRANTS — (0.0%)
*	Crew Gold Corp. Rights 12/08/2008	5,700	83
*	Kinross Gold Corp. Warrants 09/03/13	83	352
TOTAL RIGHTS/WARRANTS			435

TOTAL — CANADA			2,429,657

6

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
	Alk-Abello A.S.	90	7,913
#	Coloplast A.S.	150	9,168
	D/S Norden A.S.	100	3,152
	Dampskibsselskabet Torm A.S. ADR	400	4,312
	Danske Bank A.S.	2,885	28,972
#	DSV A.S.	700	6,874
# *	Genmab A.S.	400	16,603
*	Greentech Energy Systems A.S.	600	1,965
*	Jeudan A.S.	90	6,876
*	Jyske Bank A.S.	1,250	28,324
#	NKT Holding A.S.	250	5,186
	Novo-Nordisk A.S. Series B	100	5,327
	Novo-Nordisk A.S. Sponsored ADR	1,600	85,008
	Novozymes A.S. Series B	70	5,564
#	Rockwool International A.S.	90	6,144
	SimCorp A.S.	50	4,982
	Spar Nord Bank A.S.	600	4,884
	Sydbank A.S.	620	8,248
	Trygvesta A.S.	149	8,827
*	Vestas Wind Systems A.S.	315	15,171

TOTAL — DENMARK			263,500

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
# *	Ahlstrom Oyj	250	2,351
	Alma Media Oyj	1,118	7,575
	Cargotec Oyj Series B	286	2,769
	Finnair Oyj	1,214	8,076
	Fiskars Oyj Abp Series A	175	1,593
	Fortum Oyj	3,290	64,185
	Huhtamaki Oyj	632	4,655
	KCI Konecranes Oyj	433	6,643
	Kemira Oyj	1,394	9,079
#	Kesko Oyj	1,170	28,761
	Kone Oyj Series B	766	16,017
	Lassila & Tikanoja Oyj	682	10,375
	Metso Corp. Oyj	1,260	12,232
#	Neste Oil Oyj	3,500	50,668
	Nokia Oyj	1,588	19,463
	Nokia Oyj Sponsored ADR	13,629	167,228
	Nokian Renkaat Oyj	253	2,472
	Orion Oyj Series A	463	8,056
	Orion Oyj Series B	482	8,305
	Outokumpu Oyj Series A	824	9,387
*	Outotec Oyj	108	1,529
	Pohjola Bank P.L.C.	687	8,045

7

	Poyry Oyj	706	7,268
	Ramirent Oyj	548	2,158
*	Ruukki Group Oyj	1,697	2,521
	Sampo Oyj	3,436	55,157
	Sanoma Oyj	1,130	13,238
	Stockmann Oyj Abp Series B	275	3,864
	Stora Enso Oyj Series R	10,857	66,158
	TietoEnator Oyj	806	9,136
	UPM-Kymmene Oyj	8,399	79,362
	Wartsila Corp. Oyj Series B	1,036	27,722
	YIT Oyj	373	2,328

TOTAL — FINLAND			718,376

FRANCE — (7.7%)
COMMON STOCKS — (7.7%)
#	Accor SA	603	23,802
	Aeroports de Paris	558	29,865
#	Air France-KLM	2,858	27,337
	Air Liquide SA	1,045	76,005
*	Alcatel-Lucent SA	6,583	12,923
	Alstom SA	259	12,443
*	Altran Technologies SA	1,385	4,474
	April Group SA	128	4,123
	Arkema	452	6,352
	Atos Origin SA	1,623	38,456
	AXA SA Sponsored ADR	5,800	93,380
	bioMerieux	95	7,389
	BNP Paribas SA	3,123	119,223
	Bongrain SA	97	5,370
	Bourbon SA	310	7,989
	Bouygues SA	1,358	46,244
	Capgemini SA	1,725	59,277
	Carbone Lorraine SA	173	4,298
	Carrefour SA	1,784	60,834
	Christian Dior SA	599	29,811
	Cie Generale D’Optique Essilor Intenational SA	1,550	58,990
	Ciments Francais SA	106	8,096
	CNP Assurances	345	22,962
	Compagnie de Saint-Gobain	2,318	78,305
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	2,800	33,768
	Compagnie Generale des Establissements Michelin Series B	1,266	49,493
	Credit Agricole SA	8,029	97,193
	Dassault Systemes SA ADR	500	18,820
	Derichebourg	1,159	2,543
	EDF Energies Nouvelles SA	145	5,622
	Eramet SA	14	2,210
#	Establissements Maurel et Prom	579	5,433
	Euler Hermes SA	87	3,105
#	European Aeronautic Defence & Space Co.	1,656	28,823
	Eutelsat Communications	1,645	35,100

8

#	Fimalac SA	138	5,100
	France Telecom SA Sponsored ADR	5,900	132,573
	GDF Suez	3,522	134,748
*	Gemalto NV	1,658	40,472
	Groupe Danone	1,497	76,836
# *	Groupe Eurotunnel SA	2,120	10,873
	Groupe Steria SCA	808	8,449
	Guyenne et Gascogne SA	72	5,980
	Havas SA	2,322	4,655
	Imerys SA	783	31,089
	Ipsen SA	95	3,712
	Ipsos SA	347	7,372
#	JC Decaux SA	773	10,608
#	Lafarge SA	1,801	82,721
	Lagardere SCA	1,427	54,284
	Legrand SA	2,260	37,948
	L’Oreal SA	1,137	75,407
	LVMH (Louis Vuitton Moet Hennessy)	411	22,386
	M6 Metropole Television	468	7,577
	Manitou BF SA	331	2,657
	Natixis	19,483	30,270
	Neopost SA	99	7,960
	Nexans SA	676	38,723
#	Nexity	235	3,662
#	Orco Property Group	110	1,177
# *	Orpea	167	5,811
#	PagesJaunes SA	529	4,655
#	Pernod-Ricard SA	1,455	91,248
	Peugeot SA	815	13,786
	Pierre & Vacances	107	5,895
	PPR SA	533	26,868
	Publicis Groupe	518	12,131
	Rallye SA	68	1,352
#	Remy Cointreau SA	166	4,410
	Renault SA	925	17,822
#	Rexel SA	679	4,141
	Rhodia SA	501	2,226
	Rubis SA	110	6,120
	Safran SA	2,541	31,685
	Sanofi - Aventis ADR	4,280	120,568
	Schneider Electric SA	1,747	110,555
	SCOR SE	3,042	61,692
	SEB SA	180	4,249
	Sechilienne SA	154	5,712
	Societe BIC SA	218	11,673
	Societe Generale Paris	2,531	105,827
#	Societe Television Francaise 1	2,666	28,648
#	Sodexo	186	9,404
	Sperian Protection	50	2,268
	STMicroelectronics NV	3,271	16,895
*	Suez Environnement SA	1,367	21,783
	Technip SA	1,197	37,008

9

	Teleperformance SA	324	8,854
	Thales SA	871	38,538
*	Theolia SA	382	1,265
	Total SA	1,218	60,698
	Total SA Sponsored ADR	5,325	265,079
*	UbiSoft Entertainment SA	1,168	16,444
	Valeo SA	289	3,215
	Vallourec SA	393	38,396
	Veolia Environnement SA	916	20,613
	Vinci SA	2,490	84,934
	Vivendi SA	7,043	181,431
#	Wendel	356	13,814
#	Zodiac SA	203	7,319

TOTAL — FRANCE			3,462,329

GERMANY — (5.3%)
COMMON STOCKS — (5.3%)
	Aareal Bank AG	322	1,605
	Adidas-Salomon AG	1,302	45,050
	Aixtron AG	817	4,169
	Allianz SE	1,837	153,882
	Allianz SE Sponsored ADR	10,000	83,300
# *	Arcandor AG	1,198	3,027
	BASF AG	1,528	44,576
#	Bauer AG	98	2,814
	Bayer AG	1,088	57,949
#	Bayerische Motoren Werke AG	3,701	87,770
	Bilfinger Berger AG	942	39,753
#	Commerzbank AG	2,899	13,253
	Daimler AG	2,654	74,393
	Daimler AG Sponsored ADR	700	19,593
*	Demag Cranes AG	197	4,458
#	Deutsche Bank AG	1,907	49,688
	Deutsche Bank AG ADR	810	20,776
	Deutsche Boerse AG	448	22,542
	Deutsche Lufthansa AG	2,403	29,125
	Deutsche Post AG	3,149	39,292
#	Deutsche Postbank AG	282	3,386
	Deutsche Telekom AG	12,457	151,277
	Deutsche Telekom AG Sponsored ADR	3,800	45,752
*	Deutsche Wohnen AG	315	4,540
	Deutz AG	1,039	2,263
#	Douglas Holding AG	193	7,523
	DVB Bank SE	10	339
	E.ON AG	4,346	140,931
	Fielmann AG	130	8,324
	Fraport AG	1,100	41,151
*	Freenet AG	613	2,919
*	Fresenius SE	503	24,702
*	Fresenius SE	412	22,781
	GEA Group AG	2,838	32,824

10

#	Generali Deutschland Holding AG	138	11,026
*	Gerresheimer AG	299	6,105
	GFK AG	415	8,473
	Gildemeister AG	720	5,415
	Hannover Rueckversicherung AG	599	17,912
	Heidelberger Druckmaschinen AG	399	1,592
#	Heidelberger Zement AG	207	7,975
	Henkel AG & Co KGaA	473	11,018
	Hochtief AG	1,112	38,229
# *	Infineon Technologies AG	2,507	2,234
*	Infineon Technologies AG ADR	6,200	5,332
	K&S AG	821	38,794
	Kloeckner & Co. SE	264	3,755
	Kontron AG	640	5,405
	Krones AG	127	4,401
#	Kuka AG	336	4,168
	KWS Saat AG	54	6,698
	Lanxess AG	532	7,760
	Leoni AG	189	2,188
	Linde AG	125	8,393
	MAN AG	1,113	48,556
#	Medion AG	557	4,209
	Munchener Rueckversicherungs-Gesellschaft AG	929	122,689
	MVV Energie AG	114	4,759
	Norddeutsche Affinerie AG	245	7,377
# *	Nordex AG	320	3,648
#	Pfleiderer AG	423	2,611
# *	Porsche Automobil Holding SE	653	38,271
# *	Premiere AG	495	1,827
	Puma AG Rudolf Dassler Sport	53	9,520
# *	Q-Cells SE	559	13,643
	Rheinmetall AG	288	8,944
	Rhoen-Klinikum AG	525	10,532
	RWE AG	742	57,936
	Salzgitter AG	757	54,857
	SAP AG	717	25,282
	SAP AG Sponsored ADR	1,500	53,070
# *	SGL Carbon AG	273	5,913
#	Siemens AG	858	48,337
	Siemens AG Sponsored ADR	3,800	213,028
	Software AG	147	8,958
# *	Solarworld AG	599	12,560
	Stada Arzneimittel AG	555	13,586
#	Suedzucker AG	979	15,416
	Symrise AG	851	7,984
#	ThyssenKrupp AG	723	14,718
*	Tognum AG	1,706	18,870
	TUI AG	4,115	34,286
	United Internet AG	444	3,229
	Vossloh AG	35	3,542
	Wacker Chemie AG	130	9,309
#	Wincor Nixdorf AG	165	7,804

TOTAL — GERMANY			2,367,871

11

GREECE — (0.6%)
COMMON STOCKS — (0.6%)
Agricultural Bank of Greece S.A.	2,272	3,528
Alapis Holdings Industrial & Commercial S.A.	4,899	3,797
Alpha Bank A.E.	1,803	15,069
Bank of Greece	135	6,805
Coca-Cola Hellenic Bottling Co. S.A.	2,274	31,079
Coca-Cola Hellenic Bottling Co. S.A. ADR	500	6,870
EFG Eurobank Ergasias S.A.	2,253	14,090
EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	7,618
Fourlis Holdings S.A.	184	1,261
Hellenic Exchanges S.A.	754	4,820
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,400	10,612
* Marfin Financial Group S.A.	12,752	47,027
Motor Oil (Hellas) Corinth Refineries S.A.	833	8,112
Mytilineos Holdings S.A.	611	3,051
National Bank of Greece S.A.	3,747	62,429
National Bank of Greece S.A. ADR	4,590	14,872
Piraeus Bank S.A.	1,300	8,591
StMicroelectronics NV ADR	4,375	22,619
TT Hellenic Postbank S.A.	692	4,096

TOTAL — GREECE		276,346

HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Allied Properties, Ltd.	48,000	4,262
* Associated International Hotels	4,000	7,157
BOC Hong Kong (Holdings), Ltd.	5,500	5,611
C C Land Holdings, Ltd.	20,000	4,896
Cathay Pacific Airways, Ltd.	30,000	34,793
Cheung Kong Holdings, Ltd.	3,000	27,680
Dah Sing Financial Holdings, Ltd.	1,600	3,914
Esprit Holdings, Ltd.	4,000	21,232
First Pacific Co., Ltd.	14,000	5,036
* Foxconn International Holdings, Ltd.	90,000	32,924
Great Eagle Holdings, Ltd.	4,058	4,960
Hang Lung Group, Ltd.	6,000	19,325
Hang Lung Properties, Ltd.	10,000	22,480
Hang Seng Bank, Ltd.	1,900	22,877
Henderson Land Development Co., Ltd.	4,000	15,279
Hong Kong and Shanghai Hotels, Ltd.	6,500	4,767
Hong Kong Electric Holdings, Ltd.	5,000	29,286
Hopewell Highway Infrastructure, Ltd.	13,500	8,095
Hutchison Whampoa, Ltd.	11,000	55,971
Kerry Properties, Ltd.	4,500	10,533
Kowloon Development Co., Ltd.	7,000	2,970
Lee & Man Paper Manufacturing, Ltd.	4,400	2,027
Li & Fung, Ltd.	4,000	7,957

12

	Lifestyle International Holdings, Ltd.	4,500	3,634
	Melco International Development, Ltd.	8,000	2,295
# *	Mongolia Energy Corp., Ltd.	21,000	5,768
	MTR Corp., Ltd.	15,500	37,018
	New World China Land, Ltd.	15,600	3,888
	New World Development Co., Ltd.	20,852	19,766
	NWS Holdings, Ltd.	10,462	12,760
	Pacific Basin Shipping, Ltd.	21,000	10,767
	Shangri-La Asia, Ltd.	4,000	4,659
	Shun Tak Holdings, Ltd.	8,000	2,903
	Sino Land Co., Ltd.	10,022	9,609
	Sun Hung Kai Properties, Ltd.	9,000	79,734
	Television Broadcasts, Ltd.	2,000	7,079
	Transport International Holdings, Ltd.	2,800	6,498
	Wharf Holdings, Ltd.	20,000	49,420
	Wheelock and Co., Ltd.	6,000	10,554
	Wheelock Properties, Ltd.	15,000	5,584

TOTAL — HONG KONG			625,968

IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
	Allied Irish Banks P.L.C.	2,797	4,009
	Allied Irish Banks P.L.C. Sponsored ADR	2,100	5,754
*	Anglo Irish Bank Corp. P.L.C.	5,570	1,548
*	Bank of Ireland P.L.C.	6,147	4,714
	Bank of Ireland P.L.C. Sponsored ADR	300	900
	C&C Group P.L.C.	1,711	1,709
	CRH P.L.C.	3,022	70,981
	DCC P.L.C.	432	6,408
*	Dragon Oil P.L.C.	1,859	4,196
	Independent News & Media P.L.C.	4,334	1,496
	Irish Life & Permanent P.L.C.	1,177	2,471
	Kerry Group P.L.C.	1,797	33,651
	Kingspan Group P.L.C.	1,288	4,407
	Paddy Power P.L.C.	352	4,889
	United Drug P.L.C.	1,825	5,419

TOTAL — IRELAND			152,552

ITALY — (2.1%)
COMMON STOCKS — (2.1%)
	A2A SpA	14,901	25,873
	ACEA SpA	926	11,115
*	Ansaldo STS SpA	1,998	24,219
	Assicurazioni Generali SpA	2,102	43,732
	Atlantia SpA	1,323	19,330
	Azimut Holding SpA	1,156	5,921
*	Banca Carige SpA	17,605	40,686
*	Banca Italease SpA	1,114	2,720
#	Banca Monte Dei Paschi di Siena SpA	40,849	58,582
	Banca Piccolo Credito Valtellinese Scarl SpA	1,256	11,540

13

	Banca Popolare dell’Etruria e del Lazio Scarl	1,068	5,479
	Banca Popolare di Milano Scarl	5,532	28,229
	Banco Popolare Scarl	6,451	36,792
	Buzzi Unicem SpA	1,190	14,823
	C.I.R. SpA - Compagnie Industriali Riunite	3,568	3,567
	Credito Emiliano SpA	697	3,096
	Davide Campari - Milano SpA	1,209	6,839
	Enel SpA	5,706	32,006
	Eni SpA Sponsored ADR	600	25,434
	ERG SpA	536	6,371
*	Fastweb SpA	316	7,836
	Fiat SpA	1,487	7,240
	Fondiaria - Sai SpA	1,704	26,580
*	Gemina SpA	6,656	3,250
	Geox SpA	707	3,917
	Gruppo Editoriale L’Espresso SpA	2,471	3,026
	Hera SpA	4,615	8,398
# *	Impregilo SpA	2,167	5,499
	Intesa Sanpaolo SpA	15,878	50,040
	Iride SpA	3,033	3,247
#	Italcementi SpA	651	6,082
	Italmobiliare SpA	111	3,898
	Mediaset SpA	5,201	25,320
	Milano Assicurazioni SpA	5,077	13,799
	Parmalat SpA	30,565	49,239
	Pirelli & Co. SpA	24,238	6,935
*	Prysmian SpA	490	6,187
	Saipem SpA	1,032	15,724
	Saras SpA	3,128	10,287
	Snam Rete Gas SpA	4,620	24,068
	Societa Iniziative Autostradali e Servizi SpA	314	1,746
	Societe Cattolica di Assicurazoni Scrl SpA	954	29,235
	Telecom Italia SpA Sponsored ADR	6,120	75,582
	Tod’s SpA	601	20,411
	UniCredito Italiano SpA	38,894	68,435
	Unione di Banche Italiane ScpA	3,546	44,129
	Unipol Gruppo Finanziario SpA	5,663	8,450

TOTAL — ITALY			934,914

JAPAN — (24.5%)
COMMON STOCKS — (24.5%)
	Adeka Corp.	4,200	27,863
	Advantest Corp. ADR	500	6,740
	AEON Co., Ltd.	6,600	53,000
	Aioi Insurance Co., Ltd.	3,000	14,660
	Air Water, Inc.	1,000	8,076
	Aisin Seiki Co., Ltd.	1,300	17,485
	Alps Electric Co., Ltd.	1,000	4,198
	Amada Co., Ltd.	6,000	28,674
*	Aozora Bank, Ltd.	8,000	8,934
	Asahi Breweries, Ltd.	1,500	23,153

14

	Asahi Glass Co., Ltd.	8,000	41,779
	Asahi Kasei Corp.	9,000	36,817
	Asics Corp.	1,000	7,443
	Astellas Pharma, Inc.	2,100	79,511
	Benesse Corp.	500	21,348
	Bridgestone Corp.	1,100	13,983
	Brother Industries, Ltd.	5,600	36,222
	Canon Marketing Japan, Inc.	600	8,828
	Canon, Inc. Sponsored ADR	3,000	80,880
#	Capcom Co., Ltd.	200	3,573
	Casio Computer Co., Ltd.	5,100	40,056
	Central Japan Railway Co.	2	14,264
	Chubu Electric Power Co., Ltd.	2,500	70,935
	Chugai Pharmaceutical Co., Ltd.	900	17,360
#	Circle K Sunkus Co., Ltd.	1,500	26,149
	Citizen Holdings Co., Ltd.	2,400	9,771
#	Coca-Cola West Co., Ltd.	500	10,294
	Comsys Holdings Corp.	1,000	8,430
	Cosmo Oil Co., Ltd.	7,000	18,619
	CSK Holdings Corp.	600	2,490
	Dai Nippon Printing Co., Ltd.	7,000	68,340
	Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	17,790
	Daicel Chemical Industries, Ltd.	5,000	21,977
	Daido Steel Co., Ltd.	2,000	5,463
	Daifuku Co., Ltd.	1,500	7,634
	Daihatsu Motor Co., Ltd.	1,000	8,431
	Daiichi Sankyo Co., Ltd.	2,500	56,135
	Daikin Industries, Ltd.	300	6,878
	Dainippon Screen Manufacturing Co., Ltd.	5,000	8,788
#	Daio Paper Corp.	1,000	10,400
#	Daiseki Co., Ltd.	1,100	16,842
	Daiwa House Industry Co., Ltd.	4,000	35,790
	Daiwa Securities Co., Ltd.	7,000	38,655
#	DCM Japan Holdings Co., Ltd.	1,300	7,636
	Denso Corp.	3,400	61,603
#	Dentsu, Inc.	2,700	46,398
	DIC Corp.	7,000	11,319
#	Disco Corp.	300	7,287
#	Don Quijote Co., Ltd.	600	9,478
	Dowa Holdings Co., Ltd.	10,000	31,704
	East Japan Railway Co.	700	47,466
#	Ebara Corp.	6,000	10,875
#	Edion Corp.	1,300	6,036
	Eisai Co., Ltd.	300	10,958
	Electric Power Development Co., Ltd.	1,000	38,625
# *	Elpida Memory, Inc.	800	5,637
	Exedy Corp.	400	4,568
	Ezaki Glico Co., Ltd.	1,000	9,330
	FamilyMart Co., Ltd.	400	14,610
	Fanuc, Ltd.	400	23,705
	Fast Retailing Co., Ltd.	100	12,611
	Fuji Electric Holdings Co., Ltd.	9,000	10,726

15

	Fuji Heavy Industries, Ltd.	6,000	17,292
	Fuji Oil Co., Ltd.	1,100	13,593
#	Fuji Soft, Inc.	600	10,774
	FUJIFILM Holdings Corp.	1,000	21,863
	Fujikura, Ltd.	11,000	30,089
	Fujitsu, Ltd.	12,000	53,943
	Fukuoka Financial Group, Inc.	13,000	43,604
#	Fukuyama Transporting Co., Ltd.	7,000	32,013
	Furukawa Electric Co., Ltd.	4,000	13,821
	Futaba Industrial Co., Ltd.	500	1,291
	Glory, Ltd.	500	8,588
#	GS Yuasa Corp.	5,000	26,788
#	H2O Retailing Corp.	3,000	21,748
	Hakuhodo Dy Holdings, Inc.	200	8,941
	Hamamatsu Photonics K.K.	1,700	28,682
	Hankyu Hanshin Holdings, Inc.	5,000	27,377
	Hanwa Co., Ltd.	3,000	8,850
	Haseko Corp.	34,000	31,588
	Heiwado Co., Ltd.	700	10,961
	Hino Motors, Ltd.	2,000	3,519
	Hisamitsu Pharmaceutical Co., Inc.	300	11,137
	Hitachi Cable, Ltd.	3,000	5,435
	Hitachi Chemical Co., Ltd.	3,300	35,946
#	Hitachi Construction Machinery Co., Ltd.	100	980
	Hitachi High-Technologies Corp.	600	8,973
#	Hitachi Koki Co., Ltd.	800	7,581
	Hitachi Maxell, Ltd.	800	6,575
	Hitachi Metals, Ltd.	1,000	5,153
	Hitachi Software Engineering Co., Ltd.	500	7,042
	Hitachi Transport System, Ltd.	1,100	13,620
# *	Hitachi Zosen Corp.	9,000	8,516
	Hitachi, Ltd. Sponsored ADR	1,700	51,272
	Hokkaido Electric Power Co., Inc.	1,600	38,709
	Hokuhoku Financial Group, Inc.	11,000	21,783
	Hokuriku Electric Power Co., Inc.	500	14,284
	Honda Motor Co., Ltd. Sponsored ADR	8,100	183,546
	Horiba, Ltd.	300	4,726
	Hosiden Corp.	800	9,345
	House Foods Corp.	700	11,634
	Ibiden Co., Ltd.	800	16,186
	Idemitsu Kosan Co., Ltd.	600	39,154
	IHI Corp.	29,000	33,680
	Imperial Hotel, Ltd.	200	4,110
	INPEX Corp.	5	35,883
# *	Isetan Mitsukoshi Holdings, Ltd.	3,100	22,271
	Isuzu Motors, Ltd.	14,000	16,251
#	ITO EN, Ltd.	600	8,347
	Itochu Corp.	17,000	82,640
	Itochu Techno-Solutions Corp.	400	8,906
	Itoham Foods, Inc.	2,000	6,757
	Izumi Co., Ltd.	700	10,202
	Izumiya Co., Ltd.	4,000	25,143

16

	Japan Airport Terminal Co., Ltd.	700	7,862
	Japan Petroleum Exploration Co., Ltd.	300	13,834
	Japan Tobacco, Inc.	10	28,752
	JFE Holdings, Inc.	700	17,397
	JS Group Corp.	2,000	26,662
	JSR Corp.	2,800	34,042
	JTEKT Corp.	4,100	25,341
	Juroku Bank, Ltd.	8,000	36,571
#	Kagome Co., Ltd.	1,500	23,350
	Kajima Corp.	7,000	18,463
	Kaken Pharmaceutical Co., Ltd.	1,000	10,981
	Kamigumi Co., Ltd.	4,000	31,693
	Kaneka Corp.	2,000	10,695
	Kansai Electric Power Co., Inc.	3,300	90,447
	Kansai Paint Co., Ltd.	7,000	35,324
	Kao Corp.	1,000	24,287
#	Kawasaki Heavy Industries, Ltd.	14,000	25,454
	Kawasaki Kisen Kaisha, Ltd.	9,000	32,793
#	Kayaba Industry Co., Ltd.	3,000	4,415
	KDDI Corp.	12	74,926
	Keihin Corp.	600	5,062
	Kikkoman Corp.	4,000	38,331
	Kinden Corp.	3,000	26,482
	Kirin Holdings Co., Ltd.	3,000	37,627
	Kissei Pharmaceutical Co., Ltd.	1,000	25,749
	Kiyo Holdings, Inc.	9,000	12,236
	Kobayashi Pharmaceutical Co., Ltd.	600	22,670
	Koito Manufacturing Co., Ltd.	1,000	5,174
	Kokuyo Co., Ltd.	1,500	10,460
#	Komatsu, Ltd.	5,000	51,619
	Komeri Co., Ltd.	300	5,462
	Komori Corp.	900	8,414
	Konica Minolta Holdings, Inc.	7,000	54,512
	Kuraray Co., Ltd.	2,500	19,667
	Kureha Corp.	2,000	9,629
	Kurita Water Industries, Ltd.	300	6,778
#	K’s Holdings Corp.	600	9,245
	Kyocera Corp. Sponsored ADR	1,000	63,610
	Kyowa Exeo Corp.	2,000	19,154
	Kyowa Hakko Kirin Co., Ltd.	4,000	36,110
	Kyushu Electric Power Co., Inc.	1,400	36,604
	Lawson, Inc.	500	24,709
	Leopalace21 Corp.	2,100	17,719
	Lintec Corp.	700	8,772
	Mabuchi Motor Co., Ltd.	400	15,009
	Maeda Road Construction Co., Ltd.	1,000	9,400
	Makita Corp.	1,200	21,824
	Marubeni Corp.	22,000	78,298
	Maruha Nichiro Holdings, Inc.	6,000	9,545
	Maruichi Steel Tube, Ltd.	400	9,409
	Mazda Motor Corp.	21,000	32,555
	Meiji Dairies Corp.	2,000	9,389

17

#	Meiji Seika Kaisha, Ltd.	3,000	12,249
	Meitec Corp.	300	4,678
	Minebea Co., Ltd.	10,000	30,327
	Miraca Holdings, Inc.	600	12,815
	Misumi Group, Inc.	500	5,680
	Mitsubishi Chemical Holdings Corp.	9,500	38,936
	Mitsubishi Corp.	5,800	76,642
	Mitsubishi Electric Corp.	8,000	36,717
	Mitsubishi Estate Co., Ltd.	6,000	78,680
	Mitsubishi Gas Chemical Co., Inc.	2,000	7,945
	Mitsubishi Heavy Industries, Ltd.	9,000	34,008
	Mitsubishi Materials Corp.	4,000	9,965
# *	Mitsubishi Motors Corp.	13,000	17,297
	Mitsubishi Paper Mills, Ltd.	11,000	18,548
#	Mitsubishi Rayon Co., Ltd.	9,000	21,571
	Mitsubishi Tanabe Pharma Corp.	1,000	14,795
	Mitsubishi UFJ Financial Group, Inc.	21,100	117,048
	Mitsubishi UFJ Financial Group, Inc. ADR	23,612	129,866
	Mitsui & Co., Ltd. Sponsored ADR	473	99,335
	Mitsui Chemicals, Inc.	10,000	28,745
	Mitsui Engineering and Shipbuilding Co., Ltd.	21,000	32,075
	Mitsui Fudosan Co., Ltd.	3,000	38,690
	Mitsui O.S.K. Lines, Ltd.	10,000	57,113
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,800	46,656
	Mitsumi Electric Co., Ltd.	2,400	31,179
	Miura Co., Ltd.	400	9,161
#	Mizuho Financial Group, Inc.	13,000	32,178
#	Mizuho Investors Securities Co., Ltd.	9,000	7,290
	Mizuho Trust & Banking Co., Ltd.	10,000	10,358
	Mochida Pharmaceutical Co., Ltd.	2,000	23,932
	Mori Seiki Co., Ltd.	700	5,596
	Morinaga Milk Industry Co., Ltd.	4,000	13,783
	Murata Manufacturing Co., Ltd.	1,000	37,841
	Musashino Bank, Ltd.	400	13,759
	Nabtesco Corp.	1,000	6,108
	Nagase & Co., Ltd.	2,000	17,730
	Nagoya Railroad Co., Ltd.	8,000	24,533
	NEC Corp.	31,000	82,654
*	NEC Electronics Corp.	400	2,771
#	Net One Systems Co., Ltd.	16	28,090
	NGK Insulators, Ltd.	1,000	12,852
	Nichicon Corp.	1,300	8,519
	Nichirei Corp.	7,000	27,028
	Nidec Corp. ADR	2,800	33,740
	Nifco, Inc.	500	4,459
	Nihon Parkerizing Co., Ltd.	1,000	8,473
	Nihon Unisys, Ltd.	2,600	20,923
	Nikon Corp.	1,000	10,409
	Nintendo Co., Ltd.	100	31,001
	Nippon Electric Glass Co., Ltd.	1,000	6,600
	Nippon Flour Mills Co., Ltd.	2,000	9,946
	Nippon Kayaku Co., Ltd.	2,000	9,042

18

	Nippon Konpo Unyu Soko Co., Ltd.	1,000	10,324
	Nippon Light Metal Co., Ltd.	7,000	5,669
	Nippon Mining Holdings, Inc.	3,500	12,729
	Nippon Mitsubishi Oil Corp.	16,000	69,525
	Nippon Paint Co., Ltd.	3,000	12,319
	Nippon Paper Group, Inc.	1,800	53,458
	Nippon Sheet Glass Co., Ltd.	7,000	17,127
	Nippon Shinyaku Co., Ltd.	1,000	11,484
	Nippon Shokubai Co., Ltd.	2,000	13,310
	Nippon Steel Corp.	7,000	20,554
#	Nippon Suisan Kaisha, Ltd.	2,700	6,689
	Nippon Telegraph & Telephone Corp. ADR	3,400	81,838
	Nippon Yakin Kogyo Co., Ltd.	2,000	5,092
	Nippon Yusen K.K.	8,000	37,484
	Nipponkoa Insurance Co., Ltd.	8,000	65,428
	Nipro Corp.	1,000	14,980
#	Nishimatsu Construction Co., Ltd.	4,000	4,056
	Nishi-Nippon Railroad Co., Ltd.	3,000	12,261
	Nissan Motor Co., Ltd.	4,200	12,653
	Nissan Shatai Co., Ltd.	1,000	6,347
	Nissay Dowa General Insurance Co., Ltd.	2,000	10,609
#	Nissha Printing Co., Ltd.	500	12,619
	Nisshin Seifun Group, Inc.	1,000	10,868
	Nisshin Steel Co., Ltd.	3,000	5,012
#	Nisshinbo Industries, Inc.	1,000	7,301
	Nissin Foods Holdings Co., Ltd.	300	10,276
	Nissin Kogyo Co., Ltd.	700	5,631
	Nitori Co., Ltd.	200	14,115
#	Nitto Boseki Co., Ltd.	14,000	23,439
	Nitto Denko Corp.	1,900	35,244
	NOF Corp.	2,000	8,856
	NOK Corp.	3,900	27,401
	Nomura Holdings, Inc.	2,500	16,192
	Nomura Holdings, Inc. ADR	3,000	19,290
#	Nomura Real Estate Holdings, Inc.	400	7,086
	Nomura Research Institute, Ltd.	1,200	21,750
	NSK, Ltd.	11,000	35,308
	NTN Corp.	5,000	13,321
	NTT Data Corp.	5	15,972
	NTT DoCoMo, Inc. Sponsored ADR	3,800	65,436
	Obayashi Corp.	4,000	18,804
	Obic Co., Ltd.	60	9,317
	Odakyu Electric Railway Co., Ltd.	2,000	15,933
	Oji Paper Co., Ltd.	6,000	28,480
	Okasan Securities Group, Inc.	2,000	8,062
*	Oki Electric Industry Co., Ltd.	12,000	7,265
	Okinawa Electric Power Co., Ltd.	200	13,833
	OKUMA Corp.	2,000	6,535
#	Olympus Corp.	2,000	32,105
	Omron Corp.	2,800	33,162
	Ono Pharmaceutical Co., Ltd.	300	15,786
	Osaka Gas Co., Ltd.	14,000	59,649

19

#	OSG Corp.	1,100	6,679
#	Pacific Metals Co., Ltd.	2,000	9,172
	Panasonic Corp. Sponsored ADR	13,800	165,324
	Panasonic Electric Works Co., Ltd.	4,000	31,426
	Parco Co., Ltd.	900	8,205
#	Pioneer Electronic Corp.	1,000	1,831
	Q.P. Corp.	1,000	12,951
#	Rengo Co., Ltd.	3,000	20,593
#	Resona Holdings, Inc.	2,400	37,007
	Ricoh Co., Ltd.	9,000	109,833
#	Rinnai Corp.	600	23,434
	Rohm Co., Ltd.	500	24,833
	Rohto Pharmaceutical Co., Ltd.	1,000	12,372
	Ryohin Keikaku Co., Ltd.	125	5,164
	Ryosan Co., Ltd.	500	11,054
#	Sagami Railway Co., Ltd.	3,000	13,168
	Saibu Gas Co., Ltd.	4,000	10,645
	Sanden Corp.	2,000	3,810
	Sankyu, Inc., Tokyo	2,000	6,269
# *	Sanyo Electric Co., Ltd.	5,000	7,696
	Sapporo Hokuyo Holdings, Inc.	8,000	28,485
	Sapporo Holdings, Ltd.	2,000	9,212
*	SBI Holdings, Inc.	266	32,129
	Secom Co., Ltd.	1,100	46,190
	Seiko Epson Corp.	2,300	29,197
	Sekisui Chemical Co., Ltd.	2,000	11,131
	Sekisui House, Ltd.	6,000	50,395
	Seven & I Holdings Co., Ltd.	2,600	69,334
#	Sharp Corp.	17,000	126,215
	Shiga Bank, Ltd.	2,000	11,912
	Shikoku Bank, Ltd.	3,000	15,762
	Shikoku Electric Power Co., Inc.	1,200	39,599
#	Shima Seiki Manufacturing Co., Ltd.	300	6,021
	Shimachu Co., Ltd.	600	12,786
	Shimadzu Corp.	2,000	12,097
	Shimizu Corp.	2,000	9,023
	Shin-Etsu Chemical Co., Ltd.	1,800	84,218
	Shinko Securities Co., Ltd.	3,000	5,983
#	Shinsei Bank, Ltd.	5,000	6,387
	Shionogi & Co., Ltd.	1,000	21,427
	Shizuoka Bank, Ltd.	3,000	31,279
	Showa Denko K.K.	9,000	11,959
	SKY Perfect JSAT Holdings, Inc.	27	11,316
	SMC Corp.	300	26,748
#	Snow Brand Milk Products Co., Ltd.	3,000	10,518
	Softbank Corp.	1,400	21,642
#	Sohgo Security Services Co., Ltd.	800	7,586
	Sojitz Corp.	23,800	36,466
	Sompo Japan Insurance, Inc.	10,000	62,356
	Sony Corp. Sponsored ADR	6,400	123,008
	Sony Financial Holdings, Inc.	3	9,888
#	Square Enix Holdings Co., Ltd.	300	8,054

20

	Star Micronics Co., Ltd.	700	6,528
#	Sumco Corp.	1,800	23,289
	Sumitomo Chemical Co., Ltd.	10,000	31,687
	Sumitomo Corp.	5,700	51,582
	Sumitomo Electric Industries, Ltd.	8,100	60,970
	Sumitomo Forestry Co., Ltd.	1,300	9,327
	Sumitomo Heavy Industries, Ltd.	6,000	19,048
	Sumitomo Metal Industries, Ltd., Osaka	3,000	6,003
	Sumitomo Metal Mining Co., Ltd.	8,000	74,467
	Sumitomo Mitsui Financial Group, Inc.	1,600	63,410
	Sumitomo Rubber Industries, Ltd.	1,400	8,794
	Sumitomo Trust & Banking Co., Ltd.	13,000	63,745
	Sumitomo Warehouse Co., Ltd.	3,000	13,179
	Suruga Bank, Ltd.	1,000	8,802
	Suzuken Co., Ltd.	300	7,735
	Suzuki Motor Corp.	3,100	41,849
	Sysmex Corp.	700	21,256
	Tadano, Ltd.	1,000	4,143
	Taiheiyo Cement Corp.	5,000	6,851
	Taisei Corp.	19,000	41,954
	Taisho Pharmaceutical Co., Ltd.	1,000	20,412
	Taiyo Nippon Sanso Corp.	2,000	12,907
#	Taiyo Yuden Co., Ltd.	2,000	11,278
	Takara Holdings, Inc.	4,000	19,134
	Takashimaya Co., Ltd.	4,000	26,915
#	Takata Corp.	1,000	7,519
	Takeda Pharmaceutical Co., Ltd.	300	14,057
	TDK Corp. Sponsored ADR	1,200	44,844
	Teijin, Ltd.	9,000	21,624
	Terumo Corp.	300	10,187
	The 77 Bank, Ltd.	5,000	25,096
	The Aichi Bank, Ltd.	300	22,885
	The Akita Bank, Ltd.	3,000	12,562
	The Awa Bank, Ltd.	3,000	19,509
	The Bank of Iwate, Ltd.	200	12,568
	The Bank of Kyoto, Ltd.	3,000	31,572
	The Bank of Nagoya, Ltd.	2,000	11,759
	The Bank of Okinawa, Ltd.	300	10,924
	The Bank of Saga, Ltd.	8,000	28,381
	The Chiba Bank, Ltd.	5,000	28,050
	The Chugoku Bank, Ltd.	1,000	14,059
	The Chugoku Electric Power Co., Ltd.	1,500	39,015
# *	The Daiei, Inc.	1,350	6,061
	The Daishi Bank, Ltd.	4,000	17,036
	The Ehime Bank, Ltd.	8,000	26,032
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	6,758
	The Fukui Bank, Ltd.	3,000	10,778
	The Gunma Bank, Ltd.	4,000	23,165
	The Hachijuni Bank, Ltd.	5,000	27,996
	The Higo Bank, Ltd.	3,000	17,483
	The Hiroshima Bank, Ltd.	3,000	12,751
	The Hokkoku Bank, Ltd.	4,000	14,418

21

	The Hyakugo Bank, Ltd.	2,000	10,763
	The Hyakujishi Bank, Ltd.	2,000	10,420
	The Iyo Bank, Ltd.	1,000	11,773
#	The Japan Steel Works, Ltd.	1,000	10,781
	The Japan Wool Textile Co., Ltd.	1,000	6,591
#	The Joyo Bank, Ltd.	3,000	16,270
	The Kagoshima Bank, Ltd.	2,000	15,375
	The Keiyo Bank, Ltd.	2,000	9,792
	The Nanto Bank, Ltd.	3,000	16,199
	The Nisshin Oillio Group, Ltd.	2,000	9,642
	The Ogaki Kyoritsu Bank, Ltd.	2,000	9,765
	The Oita Bank, Ltd.	2,000	12,578
	The San-in Godo Bank, Ltd.	2,000	15,349
	THK Co., Ltd.	1,700	21,578
	Toagosei Co., Ltd.	3,000	7,766
	Tobu Railway Co., Ltd.	6,000	32,837
	Tochigi Bank, Ltd.	5,000	29,539
	Toho Bank, Ltd.	3,000	13,052
	Toho Gas Co., Ltd.	4,000	24,414
	Tohuku Electric Power Co., Inc.	1,900	48,924
#	Tokai Carbon Co., Ltd.	1,000	3,600
	Tokai Rika Co., Ltd.	400	3,045
	Tokio Marine Holdings, Inc.	2,500	66,217
	Tokuyama Corp.	2,000	11,916
	Tokyo Dome Corp.	2,000	5,951
	Tokyo Electric Power Co., Ltd.	4,300	134,474
	Tokyo Electron, Ltd.	1,200	43,985
	Tokyo Gas Co., Ltd.	11,000	52,030
	Tokyo Ohka Kogyo Co., Ltd.	500	7,980
#	Tokyo Seimitsu Co., Ltd.	700	5,693
	Tokyo Tatemono Co., Ltd.	3,000	10,014
	Tokyo Tomin Bank, Ltd.	500	8,299
	Tokyu Corp.	3,000	13,019
#	Tokyu Land Corp.	12,000	37,443
	Toppan Forms Co., Ltd.	1,300	14,246
	Toppan Printing Co., Ltd.	8,000	53,870
#	Toray Industries, Inc.	10,000	43,241
	Toshiba Corp.	14,000	48,877
	Toshiba TEC Corp.	2,000	5,954
	Tosoh Corp.	12,000	25,152
#	TOTO, Ltd.	2,000	10,561
	Toyo Ink Manufacturing Co., Ltd.	3,000	7,846
	Toyo Seikan Kaisha, Ltd.	3,100	45,950
#	Toyobo Co., Ltd.	8,000	11,447
	Toyoda Gosei Co., Ltd.	2,400	27,177
#	Toyota Auto Body Co., Ltd.	600	8,001
	Toyota Boshoku Corp.	600	4,821
	Toyota Motor Corp.	1,000	32,168
	Toyota Motor Corp. Sponsored ADR	5,200	330,252
	Toyota Tsusho Corp.	4,700	42,155
*	Trend Micro, Inc.	500	13,635
	Tsubakimoto Chain Co.	2,000	4,901

22

	Tsumura & Co.	500	16,483
	Ube Industries, Ltd.	6,000	12,931
#	Ulvac, Inc.	300	4,951
	UNY Co., Ltd.	3,000	24,936
	Ushio, Inc.	700	8,878
	West Japan Railway Co.	3	12,202
#	Yahoo! Japan Corp.	43	13,643
	Yakult Honsha Co., Ltd.	1,300	26,480
	Yamada Denki Co., Ltd.	160	9,427
	Yamagata Bank, Ltd.	2,000	12,066
	Yamaguchi Financial Group, Inc.	3,000	33,326
	Yamaha Corp.	3,500	30,614
	Yamaha Motor Co., Ltd.	2,500	23,450
	Yamanashi Chuo Bank, Ltd.	2,000	11,646
	Yamatake Corp.	500	9,107
	Yamato Holdings Co., Ltd.	1,000	10,156
	Yamato Kogyo Co., Ltd.	300	7,255
	Yaskawa Electric Corp.	3,000	10,933
	Yodogawa Steel Works, Ltd.	2,000	9,415
	Yokogawa Electric Corp.	6,400	29,100
	Yokohama Rubber Co., Ltd.	3,000	10,540

TOTAL — JAPAN			10,966,185

NETHERLANDS — (2.9%)
COMMON STOCKS — (2.9%)
#	Aalberts Industries NV	682	3,869
	Aegon NV	13,285	69,477
	Akzo Nobel NV	2,015	71,938
	Arcadis NV	510	5,551
#	ArcelorMittal	2,467	55,206
# *	ASM International NV	503	3,647
#	ASML Holding NV	1,783	29,487
*	ASML Holding NV ADR	3,200	52,928
	Boskalis Westminster CVA	520	10,490
*	Crucell NV ADR	2,300	41,791
	Eriks Group NV	145	4,641
	Fugro NV	1,185	32,020
#	Heijmans NV	284	2,109
	Heineken Holding NV	1,369	36,582
	Heineken NV	1,801	52,943
	Imtech NV	418	6,432
	ING Groep NV Sponsored ADR	7,500	62,475
	Koninklijke (Royal) KPN NV Sponsored ADR	1,400	18,746
	Koninklijke Ahold NV	2,360	28,298
	Koninklijke Bam Groep NV	1,599	13,602
	Koninklijke DSM NV	3,045	72,966
	Koninklijke KPN NV	1,826	24,305
	Koninklijke Philips Electronics NV	2,996	54,456
	Koninklijke Philips Electronics NV ADR	10,400	189,176
	Koninklijke Ten Cate NV	313	5,615
	Koninklijke Vopak NV	207	7,755

23

	Nutreco Holding NV	206	6,807
	Oce NV	613	1,574
	OPG Groep NV	380	4,362
#	Randstad Holdings NV	952	18,866
	Reed Elsevier NV	1,280	14,166
	Reed Elsevier NV ADR	700	15,561
*	Reinet Investments SCA	1,220	11,405
#	SBM Offshore NV	813	9,803
*	SES SA	2,870	52,569
	Sligro Food Group NV	296	6,329
	Smit Internationale NV	90	4,176
	SNS Reaal	1,408	6,144
	Telegraaf Media Groep NV	286	5,123
	TKH Group NV	442	4,187
	Unilever NV	3,562	78,518
	Unilever NV ADR	2,000	43,940
	USG People NV	903	9,966
	Wolters Kluwer NV	3,588	64,498

TOTAL — NETHERLANDS			1,314,499

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Fisher & Paykel Healthcare Corp.	4,279	7,300
	Fletcher Building, Ltd.	3,178	8,999
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	4,038
	Trustpower, Ltd.	1,752	6,612

TOTAL — NEW ZEALAND			26,949

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
#	Acergy SA	800	4,396
	Aker Kvaerner ASA	816	3,831
#	Cermaq ASA	800	3,037
	DnB NOR ASA Series A	6,022	20,422
	Fred Olsen Energy ASA	80	2,063
#	Frontline, Ltd.	160	4,599
#	Ganger Rolf ASA	240	4,487
# *	Marine Harvest	26,000	5,610
	Norsk Hydro ASA	7,200	25,661
# *	Norske Skogindustrier ASA Series A	2,500	4,891
	Orkla ASA	10,520	69,928
*	Petroleum Geo Services ASA	700	2,285
*	Prosafe ASA	1,912	7,275
*	Prosafe Production Public, Ltd.	712	1,120
# *	Renewable Energy Corp. ASA	400	4,010
	Schibsted ASA	400	3,801
*	Seadrill, Ltd.	3,000	24,862
# *	Sevan Marine ASA	1,300	1,108
	StatoilHydro ASA	1,958	33,735
	StatoilHydro ASA Sponsored ADR	3,900	67,197

24

	Storebrand ASA	2,760	7,021
*	Subsea 7, Inc.	800	4,165
#	Tandberg ASA Series A	700	8,653
	Telenor ASA	1,600	10,441
*	TGS Nopec Geophysical Co. ASA	865	4,940
	Tomra Systems ASA	1,800	6,039
	Veidekke ASA	1,400	5,599
	Yara International ASA	1,528	34,358

	TOTAL — NORWAY		375,534

	PORTUGAL — (0.4%)
	COMMON STOCKS — (0.4%)
	Banco BPI SA	2,434	4,612
# *	Banco Comercial Portugues SA	16,870	17,184
	Banco Espirito Santo SA	4,236	28,038
	Brisa SA	1,381	9,102
	Cimpor Cimentos de Portugal SA	1,352	6,266
	Energias de Portugal SA	12,937	45,776
	Galp Energia SGPS SA Series B	1,834	19,440
	Jeronimo Martins SGPS SA	1,413	7,174
	Portucel-Empresa Produtora de Pasta de Papel SA	11,580	21,817
	Portugal Telecom SA	1,124	9,076
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	4,396
	Sociedade de Investimento e Gestao SGPS SA	1,346	10,907
	Sonae SGPS SA	5,281	3,241

	TOTAL — PORTUGAL		187,029

	SINGAPORE — (0.3%)
	COMMON STOCKS — (0.3%)
*	Asia Food and Properties, Ltd.	21,000	2,580
	Capitaland, Ltd.	6,000	9,291
	City Developments, Ltd.	3,000	11,044
	Fraser & Neave, Ltd.	9,000	16,878
	Jardine Cycle & Carriage, Ltd.	1,025	7,217
	Keppel Corp., Ltd.	4,000	10,532
	Keppel Land, Ltd.	3,000	2,722
	Keppel Telecommunications and Transportation, Ltd.	3,000	1,425
	Raffles Education Corp., Ltd.	13,000	4,453
	SembCorp Industries, Ltd.	4,000	5,946
	SembCorp Marine, Ltd.	7,000	7,174
	Singapore Airlines, Ltd.	2,000	14,617
	Singapore Exchange, Ltd.	4,000	13,405
	Singapore Press Holdings, Ltd.	7,000	12,922
	United Industrial Corp., Ltd.	5,000	4,060
	UOL Group, Ltd.	4,000	5,101
	Venture Corp., Ltd.	2,000	5,330
	Wilmar International, Ltd.	4,000	7,522
	Yanlord Land Group, Ltd.	7,000	4,279

	TOTAL — SINGAPORE		146,498

25

SPAIN — (3.5%)
COMMON STOCKS — (3.5%)
	Abengoa SA	312	4,860
	Abertis Infraestructuras SA	1,511	24,432
	Acciona SA	382	43,029
	Actividades de Construccion y Servicios SA	1,062	42,611
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	24,300	225,747
	Banco de Sabadell SA	9,248	46,311
	Banco de Valencia SA	4,298	42,740
	Banco Guipuzcoano SA	3,825	25,537
	Banco Pastor SA	1,221	7,239
	Banco Popular Espanol SA	6,411	43,931
	Banco Santander Central Hispano SA	16,334	132,176
#	Banco Santander SA Sponsored ADR	18,900	148,176
	Bankinter SA	3,821	33,000
	Bolsas y Mercados Espanoles	993	21,518
	Cementos Portland Valderrivas SA	113	3,292
	Cia Espanola de Petroleous SA	174	15,146
	Cintra Concesiones de Infraestructuras de Transporte SA	740	3,663
	Construcciones y Auxiliar de Ferrocarriles SA	25	6,811
	Ebro Puleva SA	528	6,517
	Enagas SA	1,194	20,700
	Faes Farma SA	1,144	4,946
	Fomento de Construcciones y Contratas SA	737	19,209
	Gamesa Corporacion Tecnologica SA	2,136	35,773
	Gas Natural SDG SA	1,713	41,137
	Gestevision Telecinco SA	1,355	11,624
	Grifols SA	710	12,442
	Grupo Catalana Occidente SA	257	3,920
	Grupo Empresarial Ence SA	1,265	3,690
	Grupo Ferrovial SA	1,570	41,636
	Iberdrola SA	8,457	65,483
	Indra Sistemas SA	739	14,850
	Industria de Diseno Textil SA	1,292	49,171
*	Laboratorios Almirall SA	479	3,988
	Obrascon Huarte Lain SA	306	3,558
	Prosegur Cia de Seguridad SA	249	7,626
*	Realia Business SA	8,376	17,827
	Red Electrica Corporacion SA	1,363	55,986
	Repsol YPF SA Sponsored ADR	2,150	38,205
	SOS Cuetara SA	1,651	20,067
	Tecnicas Reunidas SA	73	1,887
	Telefonica SA Sponsored ADR	3,075	164,851
	Tubacex SA	1,104	2,849
	Tubos Reunidos SA	1,662	4,141
	Union Fenosa SA	453	10,194
	Viscofan SA	472	8,854
	Vocento SA	844	3,744
	Zardoya Otis SA	934	16,680

TOTAL — SPAIN			1,561,774

26

SWEDEN — (1.6%)
COMMON STOCKS — (1.6%)
	Alfa Laval AB	3,800	26,490
	Assa Abloy AB Series B	1,356	13,561
	Atlas Copco AB Series A	1,400	9,386
	Atlas Copco AB Series B	760	4,511
	Axfood AB	232	4,397
*	Cloetta AB	480	1,492
	D. Carnegie & Co. AB	700	1,489
#	Electrolux AB Series B	4,100	29,518
#	Elekta AB Series B	1,000	11,323
#	Getinge AB	1,777	23,612
	Hakon Invest AB	600	6,188
#	Hennes & Mauritz AB Series B	1,512	58,344
#	Hexagon AB	800	2,670
*	Hexpol AB	80	153
	Holmen AB Series B	1,000	20,442
#	Husqvarna AB Series B	2,100	8,750
	Intrum Justitia AB	600	4,889
#	JM AB	665	3,394
*	Lindab International AB	600	3,369
*	Loomis AB	160	1,186
	Meda AB Series A	1,632	10,819
	Modern Times Group AB Series B	150	2,553
	NCC AB Series B	660	4,001
	Nobia AB	1,300	2,680
	Nordea Bank AB	8,391	44,367
# *	Oriflame Cosmetics SA	200	4,724
*	Pa Resources AB	1,600	2,926
	Peab AB Series B	1,500	4,668
*	Ratos AB	1,500	19,342
	Sandvik AB	3,301	16,843
	Scania AB Series B	3,550	28,506
	Securitas AB Series B	800	6,412
#	Skandinaviska Enskilda Banken AB Series A	2,172	9,240
	SKF AB Series B	3,000	25,062
	Svenska Cellulosa AB Series B	7,257	56,621
	Svenska Handelsbanken AB Series A	3,109	33,893
#	Swedbank AB Series A	1,266	4,438
	Telefonaktiebolaget LM Erricson Sponsored ADR	19,400	155,006
	TeliaSonera AB	1,500	6,578
#	Trelleborg AB Series B	498	2,605
	Volvo AB Series A	2,300	9,366
	Volvo AB Series B	5,500	21,927

TOTAL — SWEDEN			707,741

SWITZERLAND — (7.2%)
COMMON STOCKS — (7.2%)
	ABB, Ltd.	6,272	81,446
	ABB, Ltd. Sponsored ADR	4,100	53,505

27

*	Actelion, Ltd.	885	48,026
	Adecco SA	1,733	58,179
	Allreal Holding AG	64	6,246
*	Aryzta AG	960	23,963
	Baloise-Holding AG	1,071	66,444
	Bank Coop AG	211	13,544
	Bank Sarasin & Cie Series B	600	14,419
	Barry Callebaut AG	13	5,817
	Basler Kantonalbank	89	8,813
	Berner Kantonalbank	46	8,894
	Bobst Group AG	148	3,972
	Bucher Industries AG	50	4,926
	Charles Voegele Holding AG	147	3,981
	Ciba Holding AG	623	26,274
	Clariant AG	926	4,596
*	Compagnie Financiere Richemont SA Series A	4,793	70,248
	Conzzeta AG	5	6,692
	Credit Suisse Group AG	6,552	167,217
	Credit Suisse Group AG Sponsored ADR	9,000	229,410
	Dufry Group	145	2,341
	EFG International AG	1,892	22,947
*	Elektrizitaets-Gesellschaft Laufenberg AG	15	14,444
	Energiedienst Holding AG	195	7,561
	Flughafen Zuerich AG	72	16,123
#	Galenica Holding AG	30	9,388
#	Geberit AG	505	48,876
	George Fisher AG	35	5,763
	Givaudan SA	88	59,606
	Helvetia Holding AG	72	15,173
	Holcim, Ltd.	4,043	163,006
	Jelmoli Holding AG	8	15,568
	Julius Baer Holdings, Ltd. AG	2,132	63,225
	Kuehne & Nagel International AG	444	24,420
	Kuoni Reisen Holding AG	23	6,551
*	Logitech International SA	1,766	17,116
	Luzerner Kantonalbank AG	41	8,761
	Nestle SA	6,460	223,253
	Nobel Biocare Holding AG	1,077	16,515
	Novartis AG ADR	9,200	379,592
# *	Oerlikon Corp.	32	1,095
	Panalpina Welttransport Holding AG	85	4,213
	Partners Group Holdings AG	108	7,173
#	Rieters Holdings AG	30	3,369
	Roche Holding AG Bearer	82	12,140
	Roche Holding AG Genusschein	2,163	303,652
	Romande Energie Holding SA	2	3,400
	Schindler Holding AG	142	6,187
	SGS SA	37	39,138
	Sika AG	25	19,671
	Sonova Holding AG	610	29,390
	St. Galler Kantonalbank	24	7,871
#	Straumann Holding AG	41	6,277

28

	Sulzer AG	220	10,936
	Swiss Life Holding AG	577	31,296
	Swiss Re	3,509	93,097
	Swisscom AG	168	52,802
	Syngenta AG	157	30,362
	Syngenta AG ADR	2,800	108,136
# *	Temenos Group AG	407	3,562
*	UBS AG	7,061	88,547
*	UBS AG ADR	12,900	160,605
	Valiant Holding AG	159	27,635
	Valora Holding AG	40	5,776
*	Verwaltungs und Privat-Bank AG	66	6,637
	Vontobel Holdings AG	326	5,540
	Zurich Financial SVCS AG	581	104,761

TOTAL — SWITZERLAND			3,200,109

UNITED KINGDOM — (19.9%)
COMMON STOCKS — (19.9%)
	Aberdeen Asset Management P.L.C.	12,404	23,046
	Admiral Group P.L.C.	2,000	25,932
	Aegis Group P.L.C.	4,450	4,902
	Aga Rangemaster Group P.L.C.	991	902
	Aggreko P.L.C.	4,921	27,699
	Amec P.L.C.	4,525	36,792
	Amlin P.L.C.	8,802	48,766
	Anglo American P.L.C.	4,774	85,877
	Antofagasta P.L.C.	2,341	14,077
*	Aricom P.L.C.	6,606	1,897
	Arriva P.L.C.	192	1,268
	Ashmore Group P.L.C.	2,055	3,766
	Ashtead Group P.L.C.	7,030	4,052
	Associated British Foods P.L.C.	4,838	46,299
	AstraZeneca P.L.C. Sponsored ADR	6,200	238,886
	Atkins WS P.L.C.	469	3,775
*	Autonomy Corp. P.L.C.	3,220	50,634
	Aveva Group P.L.C.	341	2,946
	Aviva P.L.C.	29,918	135,159
	Babcock International Group P.L.C.	854	6,226
	BAE Systems P.L.C.	8,760	50,844
	Balfour Beatty P.L.C.	10,676	56,990
	Barclays P.L.C.	84,322	124,171
	Barclays P.L.C. Sponsored ADR	4,700	26,837
	BBA Aviation P.L.C.	3,762	4,005
	Beazley Group P.L.C.	3,103	5,713
	Bellway P.L.C.	653	5,415
	BG Group P.L.C.	11,887	162,978
	BHP Billiton P.L.C.	4,451	74,400
	BHP Billiton P.L.C. ADR	600	20,298
	Bodycote P.L.C.	1,509	2,647
	Bovis Homes Group P.L.C.	984	5,472
	BP P.L.C.	21,223	150,302

29

	BP P.L.C. Sponsored ADR	14,482	615,051
	Brit Insurance Holdings P.L.C.	2,338	6,826
	British American Tobacco P.L.C.	3,156	86,536
	British American Tobacco P.L.C. Sponsored ADR	1,000	55,100
	British Sky Broadcasting Group P.L.C. Sponsored ADR	2,100	59,997
	BT Group P.L.C. Sponsored ADR	4,600	70,104
*	BTG P.L.C.	2,325	4,978
	Bunzl P.L.C.	2,721	22,254
	Burberry Group P.L.C.	1,138	4,148
	Cadbury P.L.C. Sponsored ADR	1,752	56,590
*	Cairn Energy P.L.C.	1,349	35,360
	Capita Group P.L.C.	6,535	65,707
	Capital & Regional P.L.C.	980	426
	Carillion P.L.C.	7,129	24,046
	Carnival P.L.C.	945	17,215
	Carnival P.L.C. ADR	300	5,415
	Carphone Warehouse Group P.L.C.	4,267	6,220
	Catlin Group, Ltd.	6,187	31,089
	Centrica P.L.C.	21,408	79,651
*	Charter International P.L.C.	1,105	6,153
	Chemring Group P.L.C.	221	7,340
	Close Brothers Group P.L.C.	835	5,996
	Cobham P.L.C.	16,984	52,394
*	Colt Telecom Group SA	3,584	4,070
	Compass Group P.L.C.	9,273	45,889
	Connaught P.L.C.	1,318	6,840
	Cookson Group P.L.C.	791	1,074
	Croda International P.L.C.	1,088	7,837
*	CSR P.L.C.	1,927	5,067
	Daily Mail & General Trust P.L.C. Series A	6,452	24,490
	Dairy Crest Group P.L.C.	971	2,806
*	Dana Petroleum P.L.C.	2,086	27,221
	Davis Service Group P.L.C.	640	2,288
	De la Rue P.L.C.	2,414	32,601
	Debenhams P.L.C.	8,185	3,706
	Diageo P.L.C.	2,096	28,123
	Diageo P.L.C. Sponsored ADR	2,200	119,548
	Dignity P.L.C.	709	6,275
	Dimension Data Holdings P.L.C.	10,469	5,417
	Drax Group P.L.C.	3,708	29,800
	DS Smith P.L.C.	3,133	3,664
	DSG International P.L.C.	6,901	2,194
*	easyJet P.L.C.	1,481	6,381
	Electrocomponents P.L.C.	2,964	5,610
	Elementis P.L.C.	7,421	4,930
	Evolution Group P.L.C.	5,130	6,679
	Experian P.L.C.	13,402	83,409
	F&C Asset Management P.L.C.	2,590	2,725
	Fenner P.L.C.	2,053	1,808
	Filtrona P.L.C.	2,925	5,320
	Firstgroup P.L.C.	4,684	18,409
	Forth Ports P.L.C.	305	3,233

30

	Friends Provident P.L.C.	48,161	57,459
	G4S P.L.C.	16,258	44,891
	Galliford Try P.L.C.	9,117	4,601
	Game Group P.L.C.	2,607	5,388
	Genus P.L.C.	670	6,447
	GlaxoSmithKline P.L.C. Sponsored ADR	9,350	329,681
	Greene King P.L.C.	1,008	6,159
	Halfords Group P.L.C.	1,884	6,798
	Halma P.L.C.	2,583	6,810
	Hays P.L.C.	5,736	6,233
*	Henderson Group P.L.C.	5,163	5,612
	Hikma Pharmaceuticals P.L.C.	1,033	5,319
	Hiscox, Ltd.	7,950	36,075
	HMV Group P.L.C.	3,923	7,801
	Home Retail Group P.L.C.	14,675	43,518
	Homeserve P.L.C.	342	4,848
	HSBC Holdings P.L.C. Sponsored ADR	13,050	506,862
	Hunting P.L.C.	602	3,411
	ICAP P.L.C.	6,186	21,011
	IG Group Holdings P.L.C.	1,351	5,659
	IMI P.L.C.	2,989	11,560
	Imperial Tobacco Group P.L.C.	1,580	43,204
	Inchcape P.L.C.	1,218	662
	Informa P.L.C.	8,284	28,715
	Inmarsat P.L.C.	2,221	13,145
	Intercontinental Hotels Group P.L.C. ADR	3,675	27,415
	Intermediate Capital Group P.L.C.	727	4,033
	International Personal Finance P.L.C.	2,220	4,093
	International Power P.L.C.	36,249	142,171
	Interserve P.L.C.	1,206	3,467
	Intertek Group P.L.C.	598	7,358
*	Invensys P.L.C.	12,141	27,056
	Investec P.L.C.	8,716	31,403
*	IP Group P.L.C.	7,800	6,063
	ITV P.L.C.	72,400	28,693
	Jardine Lloyd Thompson Group P.L.C.	1,371	8,933
	John Wood Group P.L.C.	6,063	16,985
	Johnson Matthey P.L.C.	2,830	39,694
	Kazakhmys P.L.C.	1,218	3,885
	Keller Group P.L.C.	732	6,496
	Kesa Electricals P.L.C.	3,133	4,565
	Kier Group P.L.C.	387	5,575
	Kingfisher P.L.C.	33,754	67,554
	Ladbrokes P.L.C.	3,130	8,168
	Laird P.L.C.	1,133	1,441
	Legal and General Group P.L.C.	59,492	52,928
	Lloyds Banking Group P.L.C.	34,166	44,508
	Lloyds Banking Group P.L.C. Sponsored ADR	3,600	18,756
	Logica P.L.C.	20,441	19,355
	London Stock Exchange Group P.L.C.	639	4,414
	Lonmin P.L.C.	255	3,167
	Man Group P.L.C.	10,004	29,701

31

	Marks & Spencer Group P.L.C.	15,598	51,870
	Marshalls P.L.C.	2,042	2,059
	Marston’s P.L.C.	2,225	3,331
	Meggitt P.L.C.	6,456	12,878
	Michael Page International P.L.C.	1,815	5,710
	Millennium and Copthorne Hotels P.L.C.	527	1,785
	Misys P.L.C.	3,617	6,057
	Mitie Group P.L.C.	2,420	7,075
	Mondi P.L.C.	11,114	29,301
	Morgan Crucible Co. P.L.C.	2,403	3,324
	Morgan Sindall P.L.C.	504	3,992
	Mothercare P.L.C.	1,256	7,135
	Mouchel Group P.L.C.	1,281	7,095
	N Brown Group P.L.C.	2,218	6,242
	National Grid P.L.C.	3,484	32,515
	National Grid P.L.C. Sponsored ADR	1,800	83,988
	Next P.L.C.	1,267	21,515
	Northern Foods P.L.C.	5,556	4,286
	Northgate P.L.C.	825	931
	Northumbrian Water Group P.L.C.	4,732	16,054
	Pearson P.L.C. Sponsored ADR	11,377	108,195
	Pennon Group P.L.C.	6,075	39,570
	Petrofac, Ltd.	1,846	11,112
	Phoenix IT Group, Ltd.	1,162	3,155
	Premier Foods P.L.C.	11,899	5,415
*	Premier Oil P.L.C.	435	4,438
	Provident Financial P.L.C.	613	6,880
	Prudential P.L.C.	17,775	85,441
	PV Crystalox Solar P.L.C.	4,610	6,090
	PZ Cussons P.L.C.	2,842	7,557
	Qinetiq P.L.C.	3,402	7,370
*	Rank Group P.L.C.	6,444	5,502
	Rathbone Brothers P.L.C.	535	5,643
	Reckitt Benckiser Group P.L.C.	1,789	68,899
	Redrow P.L.C.	1,945	4,368
	Reed Elsevier P.L.C. ADR	1,800	54,234
*	Regus P.L.C.	6,442	4,434
	Rentokil Initial P.L.C.	17,970	11,017
	Rexam P.L.C.	6,020	27,034
*	Rolls-Royce Group P.L.C.	31,147	148,685
	Rotork P.L.C.	450	4,480
	Royal Dutch Shell P.L.C. ADR	6,300	301,329
	Royal Dutch Shell P.L.C. Series B	4,367	103,670
	RPS Group P.L.C.	1,670	3,283
	RSA Insurance Group P.L.C.	24,778	47,018
	SABmiller P.L.C.	6,425	104,951
	Sage Group P.L.C.	15,525	40,493
	Sainsbury (J.) P.L.C.	15,654	75,135
*	Salamander Energy P.L.C.	3,020	4,823
	Savills P.L.C.	1,087	3,800
	Schroders P.L.C.	2,494	27,437
	Schroders P.L.C. Non-Voting	566	5,237

32

	Scottish & Southern Energy P.L.C.	2,452	42,161
	Senior P.L.C.	4,703	2,008
	Serco Group P.L.C.	6,768	42,860
	Severn Trent P.L.C.	4,470	70,474
	Shanks Group P.L.C.	2,210	3,120
	Shire P.L.C. ADR	1,200	52,404
	SIG P.L.C.	827	1,427
	Smith & Nephew P.L.C. Sponsored ADR	1,400	50,904
	Smiths Group P.L.C.	4,620	57,078
*	Soco International P.L.C.	249	3,574
	Spectris P.L.C.	666	4,635
	Speedy Hire P.L.C.	633	749
	Spirax-Sarco Engineering P.L.C.	1,260	15,125
	Spirent Communications P.L.C.	8,253	4,564
	SSL International P.L.C.	1,144	8,318
	ST Modwen Properties P.L.C.	1,657	2,717
	St. Jame’s Place P.L.C.	3,661	10,025
	Stagecoach Group P.L.C.	2,368	4,146
	Standard Chartered P.L.C.	12,725	160,789
	Standard Life P.L.C.	19,490	62,021
	Tesco P.L.C.	28,457	147,067
*	The Berkeley Group Holdings P.L.C.	2,946	33,600
	The Weir Group P.L.C.	5,091	24,395
	Thomas Cook Group P.L.C.	6,532	18,002
	Thomson Reuters P.L.C.	2,373	47,710
	Tomkins P.L.C.	13,741	23,411
	Tomkins P.L.C. Sponsored ADR	900	6,066
	Travis Perkins P.L.C.	1,413	6,499
	Trinity Mirror P.L.C.	3,332	2,275
	TUI Travel P.L.C.	10,081	32,602
	Tullett Prebon P.L.C.	1,103	2,427
	Tullow Oil P.L.C.	8,086	80,646
*	UK Coal P.L.C.	1,131	2,043
	Ultra Electronics Holdings P.L.C.	409	6,852
	Unilever P.L.C. Sponsored ADR	3,900	85,488
	United Business Media P.L.C.	6,000	41,826
	United Utilities Group P.L.C.	7,637	59,641
	Vedanta Resources P.L.C.	504	3,983
	Venture Production P.L.C.	755	6,363
	Vodafone Group P.L.C.	69,827	129,691
	Vodafone Group P.L.C. Sponsored ADR	23,400	435,006
	VT Group P.L.C.	792	6,797
	Wellstream Holdings P.L.C.	488	3,357
	WH Smith P.LC.	1,375	6,678
	Whitbread P.L.C.	2,989	35,304
	William Hill P.L.C.	1,421	4,840
	William Morrison Supermarkets P.L.C.	22,498	87,880
	Wincanton P.L.C.	1,461	3,222
	Wolseley P.L.C.	12,951	32,104
*	WPP P.L.C.	6,757	38,011
*	WPP P.L.C. Sponsored ADR	1,900	53,143
*	Xchanging P.L.C.	3,063	9,606

33

Xstrata P.L.C.	10,802	88,253
Yell Group P.L.C.	10,048	6,404

TOTAL — UNITED KINGDOM		8,912,858

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $370,000 FNMA 5.058%(r), 01/01/36, valued at $311,195) to be repurchased at $303,005	$303	303,000

		Shares

SECURITIES LENDING COLLATERAL — (7.7%)
§ @	DFA Short Term Investment Fund LP	2,435,680	2,435,680

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $1,052,302) to be repurchased at $1,031,694	$1,032	1,031,669

TOTAL SECURITIES LENDING COLLATERAL			3,467,349

TOTAL INVESTMENTS - (100.0%)
(Cost $65,532,976)##			$44,778,397

34

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULE OF INVESTMENTS

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
of The DFA Investment Trust Company	$1,207,544,666
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,787,150,203)##	$1,207,544,666

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (81.6%)
Consumer Discretionary — (10.7%)
*	1-800-FLOWERS.COM, Inc.	19,000	$47,690
*	4Kids Entertainment, Inc.	38,879	64,928
* #	99 Cents Only Stores	271,924	2,278,723
*	A.C. Moore Arts & Crafts, Inc.	4,971	8,401
#	Aaron Rents, Inc.	42,771	934,974
	Acme United Corp.	1,331	9,557
	Aldila, Inc.	32,734	126,026
*	Alloy, Inc.	89,541	445,019
#	American Axle & Manufacturing Holdings, Inc.	29,918	32,611
*	American Biltrite, Inc.	3,400	5,100
	American Greetings Corp. Class A	183,500	796,390
* #	America’s Car-Mart, Inc.	75,137	682,995
	Ameristar Casinos, Inc.	24,612	220,770
	Arctic Cat, Inc.	45,286	194,277
	ArvinMeritor, Inc.	451,300	789,775
#	Asbury Automotive Group, Inc.	150,600	539,148
*	ATC Technology Corp.	108,364	1,414,150
*	Audiovox Corp. Class A	158,237	713,649
* #	AutoNation, Inc.	400,836	3,719,758
* #	Avatar Holdings, Inc.	35,525	921,874
*	Bakers Footwear Group, Inc.	3,556	1,422
*	Ballantyne of Omaha, Inc.	105,612	153,137
	Barnes & Noble, Inc.	40,298	661,693
	Bassett Furniture Industries, Inc.	55,900	183,911
	Beasley Broadcast Group, Inc.	42,542	63,813
	Belo Corp. Class A	197,909	283,010
*	Benihana, Inc. Class A	3,447	8,411
* #	BJ’s Restaurants, Inc.	96	1,066
#	Blockbuster, Inc. Class A	801,400	1,025,792
*	Blockbuster, Inc. Class B	352,244	295,885
*	Bluegreen Corp.	118,042	206,573
	Blyth, Inc.	69,500	236,995
#	Bob Evans Farms, Inc.	219,781	3,859,354
#	Bon-Ton Stores, Inc.	93,777	128,006
	Books-A-Million, Inc.	116,262	272,053
	BorgWarner, Inc.	65,284	1,101,994
	Bowl America, Inc. Class A	11,489	110,294
#	Boyd Gaming Corp.	55,801	268,403
#	Brookfield Homes Corp.	56,210	139,963
	Brown Shoe Company, Inc.	192,150	901,183
	Brunswick Corp.	488,222	1,357,257
*	Build-A-Bear-Workshop, Inc.	67,614	283,979
* #	Cabela’s, Inc.	185,708	1,041,822

1

*	Cache, Inc.	18,185	34,006
* #	California Coastal Communities, Inc.	28,747	36,221
#	Callaway Golf Co.	251,514	1,914,022
	Carmike Cinemas, Inc.	69,472	139,639
*	Carriage Services, Inc.	175,846	388,620
*	Casual Male Retail Group, Inc.	36,764	13,970
*	Cavalier Homes, Inc.	112,514	153,019
*	Cavco Industries, Inc.	22,884	560,200
#	Centex Corp.	246,800	2,100,268
*	Charlotte Russe Holding, Inc.	41,366	213,035
*	Charming Shoppes, Inc.	139,541	150,704
* #	Cheesecake Factory, Inc.	194,400	1,687,392
*	Chico’s FAS, Inc.	476,057	1,885,186
	Christopher & Banks Corp.	8,300	32,204
#	Churchill Downs, Inc.	26,450	912,789
	Cinemark Holdings, Inc.	133,268	1,054,150
#	Coachmen Industries, Inc.	24,916	36,128
	Coast Distribution System, Inc.	17,974	19,322
	Cobra Electronics Corp.	10,930	13,335
*	Coldwater Creek, Inc.	168,000	473,760
	Collectors Universe, Inc.	41,743	160,293
*	Concord Camera Corp.	58,860	150,094
* #	Conn’s, Inc.	135,198	1,644,008
#	Cooper Tire & Rubber Co.	386,293	1,803,988
	Courier Corp.	161	2,529
* #	Cox Radio, Inc.	146,400	739,320
	Craftmade International, Inc.	1,848	3,835
	CSS Industries, Inc.	39,700	602,249
*	Culp, Inc.	67,786	127,438
* #	Cumulus Media, Inc. Class A	69,072	118,804
*	Cybex International, Inc.	54,864	99,304
*	Cycle Country Accessories Corp.	4,300	1,806
	D.R. Horton, Inc.	276,248	1,646,438
	Decorator Industries, Inc.	2,040	1,550
*	dELiA*s, Inc.	33,538	66,741
*	Delta Apparel, Inc.	14,133	55,119
*	Design Within Reach, Inc.	42,277	19,447
*	Destination Maternity Corp.	21,765	185,002
*	Diedrich Coffee, Inc.	21,544	7,540
	Dillards, Inc. Class A	440,846	1,917,680
#	DineEquity, Inc.	43,526	384,770
*	Dixie Group, Inc.	123,107	190,816
* #	Dorman Products, Inc.	75,979	759,030
	Dover Motorsports, Inc.	110,857	171,828
*	Drew Industries, Inc.	22,000	189,640
* #	DSW, Inc.	200	1,996
*	Duckwall-ALCO Stores, Inc.	10,636	93,597
	E.W. Scripps Co.	53,100	85,491
	Eastman Kodak Co.	497,820	2,255,125
*	Emerson Radio Corp.	253,795	131,973
*	Entravision Communications Corp.	172,800	145,152
#	Escalade, Inc.	5,613	2,806
	Finish Line, Inc. Class A	308,915	1,467,346
	Fisher Communications, Inc.	28,561	435,555
*	Flanigan’s Enterprises, Inc.	5,016	19,111

2

	Flexsteel Industries, Inc.	22,599	176,046
	Foot Locker, Inc.	432,273	3,181,529
*	Franklin Covey Co.	81,665	335,643
*	Franklin Electronic Publishers, Inc.	35,603	31,331
#	Fred’s, Inc.	291,446	2,990,236
	Frisch’s Restaurants, Inc.	13,039	280,469
*	Full House Resorts, Inc.	6,200	6,696
	Furniture Brands International, Inc.	214,258	439,229
*	GameTech International, Inc.	34,256	42,820
* #	Gander Mountain Co.	151,107	311,280
#	Gannett Co., Inc.	121,527	701,211
*	Gaylord Entertainment Co.	3,600	38,160
*	Genesco, Inc.	92,239	1,420,481
*	Gentek, Inc.	1,600	21,840
*	G-III Apparel Group, Ltd.	95,865	527,257
#	Gray Television, Inc.	47,220	15,583
	Gray Television, Inc. Class A	3,400	3,672
#	Group 1 Automotive, Inc.	129,400	1,290,118
*	Harris Interactive, Inc.	461,519	230,759
#	Harte-Hanks, Inc.	7,703	48,529
*	Hartmarx Corp.	226,400	6,226
*	Hastings Entertainment, Inc.	77,276	197,054
#	Haverty Furniture Co., Inc.	121,800	976,836
*	Hayes Lemmerz International, Inc.	562,132	50,592
	Hearst-Argyle Television, Inc.	144,930	571,024
	Heelys, Inc.	48,462	98,862
* #	Helen of Troy, Ltd.	186,380	1,951,399
*	Hollywood Media Corp.	99,401	97,413
* #	Hot Topic, Inc.	290,499	2,480,861
* #	Hovnanian Enterprises, Inc. Class A	120,400	203,476
* #	Iconix Brand Group, Inc.	174,816	1,445,728
*	ILX Resorts, Inc.	19,201	10,177
*	Interstate Hotels & Resorts, Inc.	152,802	76,401
*	Isle of Capri Casinos, Inc.	68,759	194,588
*	J. Alexander’s Corp.	38,794	96,985
* #	JAKKS Pacific, Inc.	213,554	3,916,580
* #	Jarden Corp.	216,000	2,252,880
* #	Jo-Ann Stores, Inc.	102,336	1,306,831
	Johnson Outdoors, Inc.	102,746	779,842
#	Jones Apparel Group, Inc.	270,200	934,892
	Journal Communications, Inc. Class A	212,000	379,480
	Kenneth Cole Productions, Inc. Class A	19,409	124,024
	Kimball International, Inc. Class B	180,974	1,246,911
#	K-Swiss, Inc. Class A	22,034	236,204
	LaCrosse Footwear, Inc.	11,416	122,836
*	Lakeland Industries, Inc.	33,327	256,951
*	Lakes Entertainment, Inc.	105,420	312,043
#	Landry’s Restaurants, Inc.	50,500	326,230
*	Lazare Kaplan International, Inc.	42,210	156,177
#	La-Z-Boy, Inc.	207,222	201,005
*	Lear Corp.	118,957	108,251
#	Leggett & Platt, Inc.	306	3,822
	Lennar Corp. Class A	330,900	2,544,621
	Libbey, Inc.	75,731	93,906
*	Liberty Media Holding Corp. Capital Class A	360,759	1,980,567

3

#	Lifetime Brands, Inc.	23,011	40,269
*	LIN TV Corp.	231,702	162,191
	Lithia Motors, Inc. Class A	73,615	225,262
* #	Live Nation, Inc.	175,747	919,157
*	Lodgian, Inc.	250,376	463,196
*	Luby’s, Inc.	177,750	806,985
	M/I Homes, Inc.	105,014	928,324
*	Mace Security International, Inc.	75,332	56,499
* #	MarineMax, Inc.	54,400	95,744
*	McCormick & Schmick’s Seafood Restaurants, Inc.	4,903	17,308
*	Meade Instruments Corp.	96,378	16,384
#	Media General, Inc. Class A	9,950	19,402
#	Meredith Corp.	60,739	970,002
* #	Meritage Homes Corp.	162,287	1,788,403
	Modine Manufacturing Co.	79,766	218,559
* #	Mohawk Industries, Inc.	126,038	4,047,080
	Monaco Coach Corp.	4,347	2,521
	Monro Muffler Brake, Inc.	1,903	46,186
*	Morton’s Restaurant Group, Inc.	35,823	64,481
	Movado Group, Inc.	112,307	862,518
*	MTR Gaming Group, Inc.	90,346	135,519
*	Multimedia Games, Inc.	71,440	122,162
*	Nathan’s Famous, Inc.	195	2,679
	National Presto Industries, Inc.	10,326	693,288
	Nautilus Group, Inc.	215,941	300,158
	New Frontier Media, Inc.	52,057	85,894
*	New Motion, Inc.	3,155	3,470
	OfficeMax, Inc.	194,788	1,073,282
*	Orbitz Worldwide, Inc.	1,100	3,300
#	Orleans Homebuilders, Inc.	108,163	129,796
	O’Charleys, Inc.	191,690	479,225
* #	Outdoor Channel Holdings, Inc.	112,656	686,075
	Oxford Industries, Inc.	95,300	634,698
*	P & F Industries, Inc. Class A	2,025	2,632
*	Palm Harbor Homes, Inc.	13,517	47,850
*	PC Mall, Inc.	125,762	499,275
	Pennichuck Corp.	1,735	30,345
	Penske Automotive Group, Inc.	322,600	2,393,692
*	Perry Ellis International, Inc.	101,983	391,615
	Phillips-Van Heusen Corp.	122,870	2,336,987
*	Phoenix Footwear Group, Inc.	62,071	19,242
* #	Pinnacle Entertainment, Inc.	183,270	1,242,571
*	Pomeroy IT Solutions, Inc.	75,878	228,393
*	Proliance International, Inc.	68,421	34,895
*	Q.E.P. Co., Inc.	16,059	20,556
*	Quiksilver, Inc.	230,732	484,537
*	Rainmaker Systems, Inc.	16,071	15,910
*	RC2 Corp.	39,278	228,205
*	Reading International, Inc. Class A	21,399	73,827
*	Reading International, Inc. Class B	6,238	24,484
*	Red Lion Hotels Corp.	95,176	212,242
*	Red Robin Gourmet Burgers, Inc.	55,971	681,727
*	Regent Communications, Inc.	192,266	32,685
	Regis Corp.	163,570	1,840,162
*	Retail Ventures, Inc.	17,150	40,988

4

*	Rex Stores Corp.	113,415	657,807
*	Rockford Corp.	44,741	24,160
* #	Rocky Brands, Inc.	40,028	138,097
	Royal Caribbean Cruises, Ltd.	49,300	319,957
*	Rubio’s Restaurants, Inc.	38,882	139,975
	Ruby Tuesday, Inc.	21,700	26,908
	Russ Berrie & Co., Inc.	63,541	108,655
	Ryland Group, Inc.	154,502	2,410,231
*	Saga Communications, Inc.	26,881	118,815
	Salem Communications Corp.	40,069	39,268
	Sauer-Danfoss, Inc.	31,590	238,189
	Scholastic Corp.	230,922	2,517,050
#	Service Corp. International	469,156	2,134,660
	Shiloh Industries, Inc.	202,654	466,104
*	Shoe Carnival, Inc.	79,586	624,750
#	Sinclair Broadcast Group, Inc. Class A	371,165	686,655
*	Skechers U.S.A., Inc. Class A	96,700	963,132
	Skyline Corp.	32,437	651,335
*	Smith & Wesson Holding Corp.	11,995	28,308
#	Sonic Automotive, Inc.	125,951	255,681
* #	Source Interlink Companies, Inc.	149,166	16,408
*	Spanish Broadcasting System, Inc.	268,407	45,629
#	Speedway Motorsports, Inc.	174,131	2,514,452
*	Sport Chalet, Inc. Class A	132,985	46,545
*	Sport Chalet, Inc. Class B	6,680	5,210
	Sport Supply Group, Inc.	33,851	272,839
*	Sport-Haley, Inc.	5,800	1,914
	Stage Stores, Inc.	113,862	814,113
	Standard Motor Products, Inc.	74,266	174,525
	Standard Pacific Corp.	453,441	639,352
	Stanley Furniture, Inc.	36,910	289,743
*	Steinway Musical Instruments, Inc.	46,087	532,766
#	Stewart Enterprises, Inc.	331,121	1,132,434
*	Stoneridge, Inc.	126,623	248,181
	Strattec Security Corp.	12,659	124,058
	Sturm Ruger & Co., Inc.	22,767	150,490
#	Superior Industries International, Inc.	72,855	748,221
	Superior Uniform Group, Inc.	39,336	313,901
*	Syms Corp.	43,494	251,395
#	Systemax, Inc.	262,152	2,655,600
	Tandy Brand Accessories, Inc.	56,879	88,162
*	The Hallwood Group, Inc.	703	21,789
	The Marcus Corp.	91,200	942,096
#	The Men’s Wearhouse, Inc.	157,340	1,833,011
#	The Pep Boys - Manny, Moe & Jack	425,700	1,230,273
*	The Steak n Shake Co.	93,859	536,873
* #	The Walking Co Holdings, Inc.	779	2,033
*	Timberland Co. Class A	58,496	642,871
* #	Toll Brothers, Inc.	110,470	1,880,199
*	Trans World Entertainment Corp.	62,383	51,154
*	TRW Automotive Holdings Corp.	207,703	641,802
*	Tuesday Morning Corp.	29,033	34,259
*	Unifi, Inc.	314,583	578,833
#	Unifirst Corp.	41,884	1,099,036
*	Universal Electronics, Inc.	91	1,026

5

*	Valassis Communications, Inc.	316,700	405,376
*	ValueVision Media, Inc. Class A	43,983	10,776
	Virco Manufacturing Corp.	23,598	49,556
*	Warnaco Group, Inc.	35,255	798,173
* #	West Marine, Inc.	98,541	502,559
#	Whirlpool Corp.	102,890	3,439,613
*	WPT Enterprises, Inc.	36,880	12,539
	Wyndham Worldwide Corp.	363,900	2,230,707
*	Xerium Technologies, Inc.	85,000	41,650
* #	Zale Corp.	235,817	292,413
Total Consumer Discretionary			159,748,915

Consumer Staples — (3.4%)
*	Alliance One International, Inc.	184,190	442,056
#	American Italian Pasta Co.	5,241	123,792
	Andersons, Inc.	6,028	98,799
	B&G Foods, Inc.	29,994	139,172
*	Bridgford Foods Corp.	7,116	28,322
*	Caribou Coffee Co.	6,000	9,000
	Casey’s General Stores, Inc.	57,519	1,222,279
	CCA Industries, Inc.	300	924
*	Central Garden & Pet Co.	91,346	551,730
* #	Central Garden & Pet Co. Class A	122,098	732,588
#	Chiquita Brands International, Inc.	287,200	4,015,056
	Coffee Holding Co., Inc.	2,540	2,261
*	Collective Brands, Inc.	179,880	1,919,320
*	Constellation Brands, Inc. Class A	4,678	67,925
*	Craft Brewers Alliance, Inc.	117,683	148,281
	Del Monte Foods Co.	713,356	4,750,951
	Farmer Brothers Co.	90,937	1,851,477
	Golden Enterprises, Inc.	26,984	62,063
	Griffin Land & Nurseries, Inc. Class A	6,066	208,367
* #	Hain Celestial Group, Inc.	139,730	2,126,691
	Imperial Sugar Co.	68,747	780,966
	Ingles Market, Inc. Class A	24,996	356,443
#	J & J Snack Foods Corp.	14,651	511,466
#	Mannatech, Inc.	98,700	265,503
* #	Maui Land & Pineapple Co., Inc.	35,044	323,456
	MGP Ingredients, Inc.	77,832	42,963
*	Monterey Pasta Co.	151,724	121,379
#	Nash-Finch Co.	146,692	6,312,157
*	Natural Alternatives International, Inc.	3,467	21,149
	Oil-Dri Corp. of America	25,538	409,885
*	Omega Protein Corp.	155,249	593,051
*	Parlux Fragrances, Inc.	147,252	412,306
	PepsiAmericas, Inc.	113,103	1,824,351
#	Pilgrim’s Pride Corp.	62,454	44,342
*	Prestige Brands Holdings, Inc.	185,186	1,175,931
*	Sanfilippo (John B.) & Son, Inc.	42,909	235,999
*	Schiff Nutrition International, Inc.	62,206	299,211
	Seaboard Corp.	2,323	2,334,615
*	Seneca Foods Corp. Class A	1,900	38,665
*	Seneca Foods Corp. Class B	1,500	35,775
* #	Smithfield Foods, Inc.	404,673	4,803,469
	Tasty Baking Co.	56,027	229,711

6

* #	TreeHouse Foods, Inc.	165,880	4,377,573
#	Universal Corp.	47,868	1,463,803
	Weis Markets, Inc.	52,084	1,620,333
* #	Winn-Dixie Stores, Inc.	247,279	3,397,613
*	Zapata Corp.	38,286	246,945
Total Consumer Staples			50,780,114

Energy — (5.5%)
	Adams Resources & Energy, Inc.	22,043	388,287
*	Allis-Chalmers Energy, Inc.	260,442	937,591
	Alon USA Energy, Inc.	93,096	1,098,533
*	American Oil & Gas, Inc.	48,245	39,561
	Barnwell Industries, Inc.	15,041	80,018
* #	Basic Energy Services, Inc.	113,214	1,086,854
* #	Bill Barret Corp.	18,886	417,569
*	Brigham Exploration Co.	317,938	794,845
* #	Bristow Group, Inc.	105,600	2,554,464
*	Callon Petroleum Co.	155,864	328,873
	Cimarex Energy Co.	276,334	6,864,137
* #	Clayton Williams Energy, Inc.	3,395	135,121
*	Complete Production Services, Inc.	287,900	1,845,439
* #	Comstock Resources, Inc.	29,000	1,105,770
*	CREDO Petroleum Corp.	315	3,137
	Delek US Holdings, Inc.	79,626	553,401
*	Encore Acquisition Co.	83,675	2,274,286
*	Energy Partners, Ltd.	2,108	2,445
* #	Forest Oil Corp.	286,943	4,304,145
*	Geokinetics, Inc.	18,580	61,128
* #	Geomet, Inc.	108,367	135,459
	Gulf Island Fabrication, Inc.	16,250	204,587
*	Gulfmark Offshore, Inc.	15,150	362,691
*	Gulfport Energy Corp.	136,515	522,852
* #	Harvest Natural Resources, Inc.	20,168	80,672
	Helmerich & Payne, Inc.	224,400	5,040,024
* #	Hercules Offshore, Inc.	142,709	530,877
*	HKN, Inc.	27,926	75,121
* #	Hornbeck Offshore Services, Inc.	20,912	370,979
	Lufkin Industries, Inc.	53	1,852
* #	Mariner Energy, Inc.	533,200	5,278,680
#	Massey Energy Co.	132,920	2,017,726
*	Meridian Resource Corp.	273,839	84,890
*	Natural Gas Services Group	20,521	175,455
*	Newpark Resources, Inc.	441,553	1,858,938
* #	Oil States International, Inc.	59,049	1,081,187
*	OMNI Energy Services Corp.	39,156	45,421
	Overseas Shipholding Group, Inc.	46,413	1,656,944
*	Parker Drilling Co.	176,615	374,424
	Patterson-UTI Energy, Inc.	205,225	1,961,951
*	Petroleum Development Corp.	69,700	1,202,325
*	PHI, Inc. Non-Voting	106,652	1,281,957
*	Pioneer Drilling Co.	220,282	1,094,802
	Pioneer Natural Resources Co.	77,075	1,128,378
*	Plains Exploration & Production Co.	32,405	684,394
*	PowerSecure International, Inc.	29,900	117,507
#	Precision Drilling Trust	82,405	409,555

7

*	Quest Resource Corp.	11,132	4,341
#	Rowan Companies, Inc.	118,517	1,500,425
*	Royale Energy, Inc.	10,726	25,099
* #	SEACOR Holdings, Inc.	69,842	4,542,524
*	Stone Energy Corp.	161,566	1,386,236
*	Swift Energy Corp.	135,270	2,072,336
#	Tesoro Petroleum Corp.	246,816	4,252,640
	Tidewater, Inc.	56,614	2,355,709
*	Toreador Resources Corp.	31,354	74,623
* #	Trico Marine Services, Inc.	69,540	432,539
* #	Unit Corp.	69,166	1,725,000
#	USEC, Inc.	356,732	1,815,766
#	W&T Offshore, Inc.	99,829	1,254,851
#	Western Refining, Inc.	128,745	1,501,167
*	Whiting Petroleum Corp.	181,168	5,253,872
#	World Fuel Services Corp.	13,100	442,387
Total Energy			81,294,767

Financials — (25.3%)
	1st Source Corp.	223,806	3,983,747
	21st Century Holding Co.	56,827	239,810
	Abigail Adams National Bancorp, Inc.	2,500	4,750
#	Abington Bancorp, Inc.	135,022	951,905
	Access National Corp.	1,000	4,250
	Advanta Corp. Class A	70,198	42,119
	Advanta Corp. Class B	137,419	107,187
	Affirmative Insurance Holdings, Inc.	20,359	29,724
* #	Allegheny Corp.	9,199	2,506,084
	Alliance Bancorp, Inc. of Pennsylvania	650	5,174
	Alliance Financial Corp.	4,790	89,142
*	Alphatec Holdings, Inc.	28,332	61,480
	Amcore Financial, Inc.	113,923	158,353
	Ameriana Bancorp	1,045	5,058
	American Bancorp of New Jersey, Inc.	71,697	764,290
#	American Capital, Ltd.	64,006	183,057
	American Equity Investment Life Holding Co.	418,680	2,800,969
	American Financial Group, Inc.	233,066	3,957,461
*	American Independence Corp.	20,458	85,310
	American National Bankshares, Inc.	2,900	44,979
#	American Physicians Capital, Inc.	99,605	4,235,205
* #	AmeriCredit Corp.	310,532	1,462,606
	Ameris Bancorp	63,589	487,092
*	Amerisafe, Inc.	128,639	2,409,408
	AmeriServe Financial, Inc.	182,092	333,228
	Anchor Bancorp Wisconsin, Inc.	84,656	171,005
*	Appalachian Bancshares, Inc.	2,261	4,070
*	Argo Group International Holdings, Ltd.	65,975	2,052,482
	Arrow Financial Corp.	46,179	1,087,054
*	Aspen Insurance Holdings, Ltd.	63,761	1,409,118
	Asset Acceptance Capital Corp.	42,706	178,938
	Associated Banc-Corp.	138,038	2,160,295
*	Atlantic American Corp.	16,950	16,272
	Atlantic Coast Federal Corp.	10,226	43,665
	Atlantic Southern Financial Group, Inc.	400	2,500
* #	B of I Holding, Inc.	40,878	183,951

8

	Baldwin & Lyons, Inc. Class B	58,263	978,236
	BancFirst Corp.	112	3,989
	Bancorp Rhode Island, Inc.	5,367	105,301
#	BancorpSouth, Inc.	32,647	617,028
#	BancTrust Financial Group, Inc.	21,524	190,918
	Bank Mutual Corp.	247,399	2,184,533
* #	Bank of Florida Corp.	68,751	212,441
	Bank of Granite Corp.	61,652	193,587
#	BankAtlantic Bancorp, Inc.	35,252	81,785
	BankFinancial Corp.	137,417	1,323,326
	Banner Corp.	53,470	168,430
	Bar Harbor Bankshares	11,193	285,198
	BCB Bancorp, Inc.	1,775	16,862
	Benjamin Franklin Bancorp, Inc.	11,689	126,475
	Berkshire Bancorp, Inc.	2,536	12,147
	Berkshire Hills Bancorp, Inc.	58,501	1,375,944
*	Beverly Hills Bancorp, Inc.	108,137	13,193
	Boston Private Financial Holdings, Inc.	134,138	631,790
	Brookline Bancorp, Inc.	131,811	1,274,612
	Cadence Financial Corp.	43,980	190,433
	California First National Bancorp	16,094	131,649
	Camco Financial Corp.	13,888	26,248
	Camden National Corp.	33,747	786,305
	Capital Bank Corp.	2,558	10,872
#	Capital Corp. of the West	34,380	26,473
	Capital Southwest Corp.	25,174	2,307,449
	Capitol Bancorp, Ltd.	117,982	709,072
	Cardinal Financial Corp.	145,302	806,426
	Carrollton Bancorp	200	1,244
	Cascade Financial Corp.	36,447	113,350
	Cash America International, Inc.	82	1,499
#	Cathay General Bancorp	121,333	1,540,929
	Center Bancorp, Inc.	33,287	243,328
	Center Financial Corp.	99,225	476,280
	Centerstate Banks of Florida, Inc.	2,000	27,280
	Central Bancorp, Inc.	3,917	19,193
*	Central Jersey Bancorp	20,723	140,087
	Central Pacific Financial Corp.	161,674	1,088,066
	Centrue Financial Corp.	6,860	36,015
	CFS Bancorp, Inc.	118,688	277,730
	Chemical Financial Corp.	81,900	1,867,320
*	Chicopee Bancorp, Inc.	1,000	11,110
	CIT Group, Inc.	613,700	1,712,223
	Citizens Community Bancorp, Inc.	24,951	171,663
	Citizens First Bancorp, Inc.	19,926	24,908
	Citizens Republic Bancorp, Inc.	155,599	178,939
	Citizens South Banking Corp.	18,073	74,461
* #	Citizens, Inc.	198,643	1,618,940
	City National Corp.	40,100	1,387,861
*	CNA Surety Corp.	241,846	4,002,551
	CoBiz Financial, Inc.	4,493	21,342
	Codorus Valley Bancorp, Inc.	1,188	8,910
	Columbia Banking System, Inc.	127,808	1,137,491
#	Comerica, Inc.	321,600	5,357,856
	Commonwealth Bankshares, Inc.	5,826	35,539

9

* #	Community Bancorp	6,378	17,221
	Community Bank System, Inc.	294,258	5,281,931
	Community Capital Corp.	1,239	7,607
	Community Trust Bancorp, Inc.	19,907	556,799
	Community West Bancshares	16,252	60,945
	Compass Diversified Holdings	74,310	803,291
* #	CompuCredit Corp.	93,389	298,845
*	Conseco, Inc.	107,970	251,570
*	Consumer Portfolio Services, Inc.	85,534	45,333
	Cooperative Bankshares, Inc.	5,414	6,361
*	Core-Mark Holding Co., Inc.	38,857	712,637
#	Corus Bankshares, Inc.	301,846	335,049
*	Cowen Group, Inc.	35,518	204,229
*	Cowlitz Bancorporation	5,219	30,531
#	Crawford & Co. Class B	1,874	16,810
*	Crescent Financial Corp.	46,432	162,976
	CVB Financial Corp.	800	7,192
*	Dearborn Bancorp, Inc.	61,703	121,246
#	Delphi Financial Group, Inc. Class A	85,071	1,290,527
	Dime Community Bancshares	24,117	242,376
	Donegal Group, Inc. Class A	69,226	970,549
	Donegal Group, Inc. Class B	6,311	95,075
*	Doral Financial Corp.	11,500	58,765
* #	E*TRADE Financial Corp.	5,680	6,475
	East West Bancorp, Inc.	143,708	1,363,789
	Eastern Insurance Holdings, Inc.	47,429	495,633
	Eastern Virginia Bankshares, Inc.	1,500	14,858
	ECB Bancorp, Inc.	874	14,399
	EMC Insurance Group, Inc.	155,951	3,028,568
*	Encore Bancshares, Inc.	25,191	113,611
*	Encore Capital Group, Inc.	123,460	649,400
*	Endurance Specialty Holdings, Ltd.	118,340	3,225,948
	Enterprise Financial Services Corp.	2,711	28,466
	ESB Financial Corp.	8,257	90,827
	ESSA Bancorp, Inc.	62,999	840,407
#	F.N.B. Corp.	212,073	1,677,497
	Farmers Capital Bank Corp.	7,684	142,000
	FBL Financial Group, Inc. Class A	160,038	1,649,992
	Federal Agriculture Mortgage Corp. Class A	700	1,925
#	Federal Agriculture Mortgage Corp. Class C	74,830	248,436
	Fidelity Bancorp, Inc.	1,900	13,889
	Fidelity National Financial, Inc.	261,074	3,816,902
	Fidelity Southern Corp.	16,790	50,204
#	Financial Federal Corp.	6,120	132,926
	Financial Institutions, Inc.	14,126	118,093
*	First Acceptance Corp.	67,283	189,065
	First Advantage Bancorp	2,023	20,533
	First American Corp.	198,075	4,325,958
	First Bancorp (318672102)	209,000	1,485,990
	First Bancorp (318910106)	13,598	195,675
	First Bancorp, Inc.	6,784	108,069
	First Bancshares, Inc.	2,300	29,877
#	First Busey Corp.	179,190	1,567,913
	First Business Financial Services, Inc.	1,900	23,940
	First Citizens BancShares, Inc.	23,887	3,340,836

10

	First Commonwealth Financial Corp.	194,078	1,861,208
	First Defiance Financial Corp.	25,135	172,677
	First Federal Bancshares of Arkansas, Inc.	18,162	131,675
	First Federal Bankshares, Inc.	1,218	1,790
	First Federal of Northern Michigan Bancorp, Inc.	7,936	9,523
	First Financial Bancorp	27,656	224,567
	First Financial Bankshares, Inc.	300	13,317
	First Financial Corp.	92,126	3,053,977
	First Financial Holdings, Inc.	14,858	224,950
#	First Financial Northwest, Inc.	38,465	333,107
	First Financial Service Corp.	1,300	12,948
	First Franklin Corp.	1,300	4,706
#	First Horizon National Corp.	435,420	4,145,198
*	First Keystone Financial, Inc.	2,200	14,410
	First M&F Corp.	6,670	41,354
*	First Mariner Bancorp, Inc.	5,797	5,159
	First Merchants Corp.	226,138	3,545,844
*	First Mercury Financial Corp.	475	5,249
	First Midwest Bancorp, Inc.	54,400	544,000
	First Niagara Financial Group, Inc.	599,415	7,828,360
	First PacTrust Bancorp, Inc.	13,222	105,776
	First Place Financial Corp.	159,329	457,274
* #	First Regional Bancorp	51,949	166,237
	First Security Group, Inc.	27,807	121,517
	First United Corp.	6,970	84,686
	First West Virginia Bancorp, Inc.	780	6,591
	Firstbank Corp.	12,250	79,630
*	FirstCity Financial Corp.	85,999	256,277
	FirstMerit Corp.	1,200	19,404
#	Flagstar Bancorp, Inc.	101,217	60,730
	Flushing Financial Corp.	13,759	108,971
	FNB United Corp.	35,716	104,648
* #	Forestar Group, Inc.	2,600	28,990
*	FPIC Insurance Group, Inc.	83,791	3,261,984
#	Frontier Financial Corp.	900	1,593
	Fulton Financial Corp.	164,058	1,151,687
	German American Bancorp, Inc.	65,434	726,317
#	Great Southern Bancorp, Inc.	20,800	220,480
	Greene Bancshares, Inc.	35,553	351,619
*	Guaranty Bancorp	319,499	485,638
	Guaranty Federal Bancshares, Inc.	13,552	75,891
#	Habersham Bancorp	943	3,338
*	Hallmark Financial Services, Inc.	58,206	450,514
	Hampden Bancorp, Inc.	7,204	62,387
* #	Hampton Roads Bankshares, Inc.	53,892	461,316
	Hanmi Financial Corp.	9,500	18,145
	Hanover Insurance Group, Inc.	119,931	4,847,611
	Harleysville Group, Inc.	238,282	6,776,740
	Harleysville National Corp.	180,950	1,684,645
	Harleysville Savings Financial Corp.	812	9,939
	Harrington West Financial Group, Inc.	5,500	11,000
*	Harris & Harris Group, Inc.	152,503	535,286
	Hawthorn Bancshares, Inc.	2,527	37,930
	HCC Insurance Holdings, Inc.	137,874	3,227,630
	Heartland Financial USA, Inc.	2,517	34,659

11

	Heritage Commerce Corp.	42,624	307,319
	Heritage Financial Corp.	1,432	17,513
	Heritage Financial Group	1,717	14,904
	HF Financial Corp.	5,809	68,546
*	Hilltop Holdings, Inc.	133,603	1,336,030
	Hingham Institution for Savings	200	5,060
	HMN Financial, Inc.	24,044	72,372
	Home Federal Bancorp, Inc.	70,407	632,959
	HopFed Bancorp, Inc.	2,691	26,103
	Horace Mann Educators Corp.	321,020	3,001,537
#	Horizon Financial Corp.	74,288	182,006
#	Huntington Bancshares, Inc.	794,050	2,286,864
	IBERIABANK Corp.	62,210	2,637,082
	Imperial Capital Bancorp, Inc.	14,200	13,064
	Independence Holding Co.	24,762	74,286
	Independent Bank Corp.	127,472	202,680
	Indiana Community Bancorp	3,207	38,195
	Infinity Property & Casualty Corp.	141,271	5,424,806
	Integra Bank Corp.	138,130	222,389
#	International Bancshares Corp.	17,405	317,119
	Intervest Bancshares Corp.	4,797	17,989
	Investors Title Co.	7,282	244,639
*	IPC Holdings, Ltd.	45,434	1,165,836
#	Irwin Financial Corp.	122,739	293,346
	Jefferson Bancshares, Inc.	3,955	30,533
*	JMP Group, Inc.	19,932	100,856
	Jones Lang LaSalle, Inc.	16,100	380,121
* #	Knight Capital Group, Inc.	241,129	4,347,556
*	LaBranche & Co., Inc.	78,409	537,886
	Lakeland Bancorp, Inc.	108,448	846,979
	Lakeland Financial Corp.	400	8,240
#	LandAmerica Financial Group, Inc.	33,300	1,881
	Landmark Bancorp, Inc.	1,522	26,810
	Legacy Bancorp, Inc.	50,592	506,426
	Legg Mason, Inc.	143,841	2,310,086
	LNB Bancorp, Inc.	48,953	279,032
*	Louisiana Bancorp, Inc.	2,682	33,257
	LSB Corp.	7,757	60,815
	LSB Financial Corp.	500	5,450
#	Macatawa Bank Corp.	85,021	230,407
	MainSource Financial Group, Inc.	132,440	1,293,939
*	Market Leader, Inc.	200	353
*	Marlin Business Services, Inc.	1,141	4,530
	Marshall & Ilsley Corp.	225,100	1,285,321
	Mayflower Bancorp, Inc.	475	2,731
	MB Financial, Inc.	189,300	3,093,162
* #	MBIA, Inc.	550,900	2,126,474
	MBT Financial Corp.	42,221	111,041
#	Meadowbrook Insurance Group, Inc.	377,032	2,288,584
	Medallion Financial Corp.	85,204	575,979
#	Mercantile Bancorp, Inc.	4,152	41,520
	Mercantile Bank Corp.	7,990	37,713
	Mercer Insurance Group, Inc.	35,782	486,993
#	Mercury General Corp.	5,428	210,281
* #	Meridian Interstate Bancorp, Inc.	5,100	44,625

12

	Meta Financial Group, Inc.	10,687	98,962
	MetroCorp Bancshares, Inc.	12,016	56,956
	MicroFinancial, Inc.	37,580	92,071
	Midwest Banc Holdings, Inc.	104,277	122,004
	MidWestOne Financial Group, Inc.	1,182	10,047
	MutualFirst Financial, Inc.	11,165	76,815
	Nara Bancorp, Inc.	71,662	423,522
	National Penn Bancshares, Inc.	317,476	3,073,168
	National Western Life Insurance Co. Class A	3,964	492,051
*	Navigators Group, Inc.	101,452	5,208,546
#	NBT Bancorp, Inc.	648	14,800
	Nelnet, Inc. Class A	75,974	1,049,961
*	New Century Bancorp, Inc.	3,600	17,640
	New Hampshire Thrift Bancshares, Inc.	8,225	65,800
	New Westfield Financial, Inc.	110,618	1,065,251
	NewAlliance Bancshares, Inc.	562,708	6,184,161
	NewBridge Bancorp	32,205	70,851
*	Newport Bancorp, Inc.	1,000	11,510
* #	NewStar Financial, Inc.	72,609	214,923
*	Newtek Business Services, Inc.	39,393	10,045
*	Nexity Financial Corp.	2,387	1,659
	North Central Bancshares, Inc.	3,500	36,715
	North Valley Bancorp	10,400	38,792
	Northeast Bancorp	1,100	9,004
	Northeast Community Bancorp, Inc.	50,944	399,910
	Northrim Bancorp, Inc.	21,017	211,431
#	NYMAGIC, Inc.	65,670	1,120,330
	OceanFirst Financial Corp.	16,716	214,299
* #	Ocwen Financial Corp.	62,000	551,800
	Odyssey Re Holdings Corp.	285,770	13,445,479
#	Old National Bancorp	172,773	2,199,400
	Old Republic International Corp.	489,960	5,056,387
#	Old Second Bancorp, Inc.	20,576	183,949
	OneBeacon Insurance Group, Ltd.	53,581	452,759
#	Pacific Capital Bancorp	79,474	843,219
	Pacific Continental Corp.	12,104	152,752
	Pacific Mercantile Bancorp	51,402	215,888
*	Pacific Premier Bancorp, Inc.	9,368	33,725
	Pamrapo Bancorp, Inc.	2,507	17,449
	Park Bancorp, Inc.	500	2,145
#	Park National Corp.	15,734	853,570
	Parkvale Financial Corp.	6,957	85,362
	Patriot National Bancorp	4,831	33,720
*	Pennsylvania Commerce Bancorp, Inc.	31,088	637,304
*	Penson Worldwide, Inc.	34,890	208,642
	Peoples Bancorp of North Carolina	1,200	9,600
	Peoples Bancorp, Inc.	52,106	524,707
* #	PHH Corp.	139,963	1,546,591
*	PICO Holdings, Inc.	127,271	3,235,229
* #	Pinnacle Financial Partners, Inc.	139,279	3,291,163
* #	Piper Jaffray Companies, Inc.	78,800	2,262,348
*	PMA Capital Corp. Class A	348,287	1,919,061
	PMI Group, Inc.	176,900	245,891
	Porter Bancorp, Inc.	3,651	44,725
	Preferred Bank	29,689	165,368

13

	Premier Financial Bancorp, Inc.	6,969	42,511
	Presidential Life Corp.	231,485	2,238,460
	Princeton National Bancorp, Inc.	5,102	91,836
*	ProAssurance Corp.	116,848	5,522,236
#	Prosperity Bancshares, Inc.	220,194	5,956,248
#	Protective Life Corp.	196,844	1,629,868
	Provident Bankshares Corp.	210,473	1,351,237
	Provident Financial Holdings, Inc.	52,378	235,701
	Provident Financial Services, Inc.	265,959	2,906,932
	Provident New York Bancorp	188,344	1,789,268
	Pulaski Financial Corp.	12,074	86,329
	QC Holdings, Inc.	11,176	47,498
	Radian Group, Inc.	256,640	826,381
	Rainier Pacific Financial Group, Inc.	38,621	63,725
	Reinsurance Group of America, Inc.	147,119	5,241,850
	Renasant Corp.	144,024	1,744,131
	Republic Bancorp, Inc. Class A	9,398	169,164
*	Republic First Bancorp, Inc.	5,842	43,932
	Resource America, Inc.	55,466	226,301
	Riverview Bancorp, Inc.	15,937	54,983
	RLI Corp.	98,105	5,541,951
	Rockville Financial, Inc.	19,188	219,127
	Rome Bancorp, Inc.	67,122	521,538
	Royal Bancshares of Pennsylvania, Inc. Class A	600	2,280
	Rurban Financial Corp.	1,320	10,296
#	S&T Bancorp, Inc.	500	12,715
	Safety Insurance Group, Inc.	88,538	3,100,601
	Sanders Morris Harris Group, Inc.	115,206	479,257
	Sandy Spring Bancorp, Inc.	36,119	510,000
	SCBT Financial Corp.	10,888	292,452
*	Seabright Insurance Holdings	127,306	1,320,163
#	Seacoast Banking Corp. of Florida	103,029	472,903
#	Security Bank Corp.	40,939	32,751
	Selective Insurance Group, Inc.	316,488	4,858,091
	Shore Bancshares, Inc.	4,695	80,848
	SI Financial Group, Inc.	15,073	94,206
	Simmons First National Corp. Class A	141,584	3,488,630
	Smithtown Bancorp, Inc.	33,625	463,353
	Somerset Hills Bancorp	16,651	102,237
	South Financial Group, Inc.	136,616	256,838
*	Southcoast Financial Corp.	12,010	36,631
	Southern Community Financial Corp.	120,522	435,084
*	Southern Connecticut Bancorp, Inc.	800	5,440
*	Southern First Bancshares, Inc.	9,649	58,376
	Southside Bancshares, Inc.	539	10,252
	Southwest Bancorp, Inc.	91,144	955,189
*	Specialty Underwriters’ Alliance, Inc.	51	166
	State Auto Financial Corp.	167,895	3,710,480
	State Bancorp, Inc.	4,408	26,448
	StellarOne Corp.	46,083	600,922
	Sterling Bancshares, Inc.	151,872	844,408
	Sterling Financial Corp.	77,773	143,880
	Stewart Information Services Corp.	85,700	1,271,788
*	Stratus Properties, Inc.	39,256	330,143
*	Sun Bancorp, Inc.	70,355	398,209

14

* #	Superior Bancorp	14,005	38,374
	Susquehanna Bancshares, Inc.	178,866	1,967,526
* #	Susser Holdings Corp.	47,141	616,133
	Sussex Bancorp	2,715	12,896
	SWS Group, Inc.	85,484	1,252,341
#	Synovus Financial Corp.	653,304	2,587,084
	Taylor Capital Group, Inc.	25,667	164,012
	Teche Holding Co.	1,400	39,900
	Temecula Valley Bancorp, Inc.	258	297
*	Tennessee Commerce Bancorp, Inc.	5,621	57,615
	TF Financial Corp.	6,677	119,852
*	The Bancorp, Inc.	7,214	22,291
#	The Phoenix Companies, Inc.	330,126	577,721
	The Wilber Corp.	4,700	34,874
*	Thomas Weisel Partners Group, Inc.	40,020	123,662
#	TIB Financial Corp.	21,128	84,089
*	Tidelands Bancshares, Inc.	2,800	8,120
	TierOne Corp.	88,806	142,978
	Timberland Bancorp, Inc.	59,792	350,979
	Tower Financial Corp.	2,779	14,729
	Transatlantic Holdings, Inc.	140,426	4,514,696
#	TriCo Bancshares	12,984	261,498
	Trustmark Corp.	134,227	2,724,808
#	UCBH Holdings, Inc.	283,073	659,560
#	Umpqua Holdings Corp.	290,837	2,850,203
*	Unico American Corp.	35,600	270,204
	Union Bankshares Corp.	72,229	1,128,939
*	United America Indemnity, Ltd.	43,069	455,670
#	United Bankshares, Inc.	90,796	1,905,808
*	United Capital Corp.	3,925	76,145
#	United Community Banks, Inc.	119,609	615,986
	United Community Financial Corp.	290,466	148,138
	United Financial Bancorp, Inc.	111,537	1,529,172
	United Fire & Casualty Co.	92,660	1,857,833
*	United PanAm Financial Corp.	25,614	27,407
	United Western Bancorp, Inc.	37,090	301,542
#	Unitrin, Inc.	255,875	3,264,965
	Unity Bancorp, Inc.	15,011	52,989
*	Universal American Corp.	248,700	2,454,669
	Univest Corp. of Pennsylvania	12,799	293,097
*	Virginia Commerce Bancorp, Inc.	17,269	72,012
*	Virtus Investment Partners, Inc.	16,506	100,026
	VIST Financial Corp.	4,024	30,462
	W. R. Berkley Corp.	119,300	3,159,064
	Wainwright Bank & Trust Co.	7,220	55,450
	Washington Federal, Inc.	175,627	2,156,700
	Wayne Savings Bancshares, Inc.	300	2,100
	Webster Financial Corp.	98,105	410,079
	Wesbanco, Inc.	216,513	4,473,159
	West Bancorporation	93,654	758,597
	West Coast Bancorp	7,950	23,612
* #	Western Alliance Bancorp	78,200	595,102
	White Mountains Insurance Group, Ltd.	19,450	4,697,175
	Whitney Holding Corp.	160,060	2,079,179
	Wilshire Bancorp, Inc.	16,252	111,489

15

	Wintrust Financial Corp.	108,018	1,444,201
	WSB Holdings, Inc.	2,298	6,090
	WVS Financial Corp.	1,304	21,092
	Yadkin Valley Financial Corp.	43,390	398,754
	Zenith National Insurance Corp.	98,550	2,763,342
#	Zions Bancorporation	235,076	3,507,334
*	ZipRealty, Inc.	60,199	173,975
Total Financials			377,555,362

Health Care — (6.2%)
*	Accelrys, Inc.	84,266	318,525
*	Adolor Corp.	108,698	217,396
* #	Air Methods Corp.	37,189	725,186
* #	Albany Molecular Research, Inc.	296,666	2,542,428
*	Allied Healthcare International, Inc.	212,863	210,734
*	Allied Healthcare Products, Inc.	26,236	112,552
*	Allion Healthcare, Inc.	106,855	488,327
*	American Dental Partners, Inc.	59,609	399,976
*	American Shared Hospital Services	8,624	13,798
*	AMICAS, Inc.	271,203	435,281
*	AMN Healthcare Services, Inc.	36,500	248,200
*	AngioDynamics, Inc.	137,153	1,865,281
* #	Arena Pharmaceuticals, Inc.	23,273	96,350
*	Assisted Living Concepts, Inc.	196,685	780,839
	Atrion Corp.	1,591	130,144
*	Bioanalytical Systems, Inc.	12,419	18,939
*	BioScrip, Inc.	224,413	379,258
#	Brookdale Senior Living, Inc.	31,754	215,927
* #	Caliper Life Sciences, Inc.	233,343	301,012
	Cambrex Corp.	13,200	43,164
*	Candela Corp.	7,527	4,065
* #	Cantel Medical Corp.	126,736	1,899,773
*	Capital Senior Living Corp.	245,552	645,802
* #	Cardiac Science Corp.	137,450	738,107
*	Celera Corp.	128,503	1,084,565
*	Community Health Systems, Inc.	232,600	4,335,664
*	CONMED Corp.	289,759	4,534,728
*	Continucare Corp.	25,655	51,310
	Cooper Companies, Inc.	123,200	2,337,104
*	Cross Country Healthcare, Inc.	281,547	2,108,787
*	Cutera, Inc.	35,397	237,514
	Datascope Corp.	72,595	3,850,076
	Daxor Corp.	10,080	161,280
*	Digirad Corp.	77,579	67,494
*	Dynacq Healthcare, Inc.	2,700	10,125
*	Emageon, Inc.	3,400	8,262
* #	Emergent Biosolutions, Inc.	27,300	598,689
* #	Emeritus Corp.	9,551	78,987
* #	ev3, Inc.	264,562	1,431,280
*	Five Star Quality Care, Inc.	11,700	22,347
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	157,481	67,717
* #	Gentiva Health Services, Inc.	151,714	3,835,330
* #	Greatbatch, Inc.	100,828	2,349,292
*	Hanger Orthopedic Group, Inc.	105,968	1,446,463
*	Harvard Bioscience, Inc.	96,556	248,149

16

*	HealthSpring, Inc.	273,045	4,756,444
*	HealthStream, Inc.	641	1,269
*	HealthTronics, Inc.	268,771	494,539
#	Hill-Rom Holdings, Inc.	92,800	1,306,624
*	Hi-Tech Pharmacal Co., Inc.	39,440	211,398
*	Home Diagnostics, Inc.	15,965	111,436
	Hooper Holmes, Inc.	69,543	15,995
*	IntegraMed America, Inc.	89,545	635,770
#	Invacare Corp.	153,248	2,920,907
* #	Inverness Medical Innovations, Inc.	21,700	530,999
*	Iridex Corp.	20,150	14,105
	Kewaunee Scientific Corp.	10,051	86,439
*	Kindred Healthcare, Inc.	155,000	2,103,350
*	King Pharmaceuticals, Inc.	700,571	6,122,991
*	Langer, Inc.	29,885	14,943
* #	Lannet Co., Inc.	36,829	195,194
	LCA-Vision, Inc.	14,984	37,760
*	LeMaitre Vascular, Inc.	11,284	24,317
*	Lexicon Pharmaceuticals, Inc.	48,801	58,073
* #	LifePoint Hospitals, Inc.	139,036	3,133,871
*	Magyar Bancorp, Inc.	4,390	20,853
* #	Maxygen, Inc.	188,843	1,616,496
*	MedCath Corp.	143,093	900,055
*	Medical Staffing Network Holdings, Inc.	259,678	54,532
* #	MediciNova, Inc.	2,450	5,525
*	Molina Healthcare, Inc.	700	12,278
*	National Dentex Corp.	6,141	23,950
*	Novacea, Inc.	8,304	7,474
* #	NovaMed, Inc.	123,731	366,244
*	Nutraceutical International Corp.	60,391	527,817
	Omnicare, Inc.	341,925	9,560,223
*	Orchid Cellmark, Inc.	27,641	14,699
*	Osteotech, Inc.	167,822	510,179
*	Par Pharmaceutical Cos., Inc.	52,901	651,211
*	PDI, Inc.	95,738	442,310
* #	Pharmanet Development Group, Inc.	108,106	141,619
*	Prospect Medical Holdings, Inc.	25,950	66,173
*	Providence Service Corp.	17,300	37,195
*	Regeneration Technologies, Inc.	110,528	270,794
*	RehabCare Group, Inc.	36,500	509,175
* #	Res-Care, Inc.	71,868	973,811
*	Rochester Medical Corp.	1,553	17,953
*	Salix Pharmaceuticals, Ltd.	26,422	211,376
*	Skilled Healthcare Group, Inc.	11,400	94,962
*	Sonic Innovations, Inc.	119,333	107,400
	Span-American Medical System, Inc.	13,057	135,140
*	Spectrum Pharmaceuticals, Inc.	1,913	2,755
*	SRI/Surgical Express, Inc.	25,604	35,846
*	Strategic Diagnostics, Inc.	34,015	32,314
*	SunLink Health Systems, Inc.	5,659	5,263
*	Theragenics Corp.	261,909	337,863
* #	Vical, Inc.	9,638	18,601
* #	ViroPharma, Inc.	365,703	4,388,436
*	Vital Images, Inc.	56,893	643,460
*	Watson Pharmaceuticals, Inc.	196,132	5,350,481

17

	Young Innovations, Inc.	36,731	567,127
* #	Zoll Medical Corp.	48	768
Total Health Care			93,135,009

Industrials — (11.7%)
*	A. T. Cross Co. Class A	65,266	168,386
	A.O. Smith Corp.	76,600	2,104,968
* #	AAR Corp.	58,841	1,067,376
*	ACCO Brands Corp.	24,090	46,253
#	Aceto Corp.	221,771	1,982,633
*	AeroCentury Corp.	4,464	40,399
	Aircastle, Ltd.	161,392	658,479
*	AirTran Holdings, Inc.	51,900	212,790
	Alamo Group, Inc.	61,548	772,427
* #	Alaska Air Group, Inc.	144,700	3,814,292
#	Albany International Corp. Class A	16,900	169,169
	Alexander & Baldwin, Inc.	119,138	2,625,802
* #	Allied Defense Group, Inc.	44,901	309,368
* #	Amerco, Inc.	93,653	2,879,830
	American Woodmark Corp.	62,766	944,628
#	Ameron International Corp.	71,200	3,549,320
	Ampco-Pittsburgh Corp.	24,946	461,252
*	AMREP Corp.	6,320	175,380
	Apogee Enterprises, Inc.	56,400	578,100
	Applied Industrial Technologies, Inc.	272,225	4,298,433
	Applied Signal Technologies, Inc.	50,764	890,401
*	Argon ST, Inc.	121,117	2,318,179
	Arkansas Best Corp.	75,915	1,775,652
*	Arotech Corp.	45,908	19,740
*	Avalon Holding Corp. Class A	12,927	23,269
#	Baldor Electric Co.	36,200	507,162
*	Baldwin Technology Co., Inc. Class A	5,497	6,322
#	Barnes Group, Inc.	3,575	40,398
	Barrett Business Services, Inc.	12,836	126,306
*	Beacon Roofing Supply, Inc.	74,595	949,594
#	Belden, Inc.	32,050	418,573
*	BlueLinx Holdings, Inc.	136,962	325,970
	Bowne & Co., Inc.	174,393	488,303
#	Briggs & Stratton Corp.	118,921	1,758,842
*	BTU International, Inc.	406	1,616
* #	Builders FirstSource, Inc.	79,241	97,466
#	C&D Technologies, Inc.	26,322	78,440
	Cascade Corp.	20,390	466,727
*	Casella Waste Systems, Inc. Class A	102,300	282,348
* #	CBIZ, Inc.	41,742	339,362
	CDI Corp.	138,950	1,489,544
*	CECO Environmental Corp.	2,900	6,815
*	Celadon Group, Inc.	92,143	720,558
*	Ceradyne, Inc.	1,800	41,076
	Champion Industries, Inc.	41,991	117,575
	Chase Corp.	1,184	12,965
	Chicago Rivet & Machine Co.	1,073	12,822
	CIRCOR International, Inc.	103,710	2,307,548
* #	Coleman Cable, Inc.	6,300	22,050
	Comfort Systems USA, Inc.	4,168	42,639

18

*	Commercial Vehicle Group, Inc.	151,791	151,791
	CompX International, Inc.	2,700	15,282
*	Consolidated Graphics, Inc.	43,795	705,537
*	Cornell Companies, Inc.	133,400	2,035,684
*	Covenant Transport Group Class A	86,224	156,928
*	CPI Aerostructures, Inc.	19,296	96,480
	Cubic Corp.	95,902	2,604,698
* #	Dollar Thrifty Automotive Group, Inc.	26,699	30,971
*	Double Eagle Petroleum Co.	1,887	11,058
	Ducommun, Inc.	75,133	1,423,019
	Eastern Co.	37,161	409,514
	Ecology & Environment, Inc. Class A	7,958	100,191
	Electro Rent Corp.	130,092	1,378,975
* #	EMCOR Group, Inc.	88,800	1,828,392
	Encore Wire Corp.	85,599	1,413,239
*	EnerSys	69,516	633,291
	Ennis, Inc.	174,699	1,954,882
* #	EnPro Industries, Inc.	116,417	2,130,431
	Espey Manufacturing & Electronics Corp.	10,570	178,422
*	Esterline Technologies Corp.	118,900	4,291,101
*	ExpressJet Holdings, Inc.	34,442	54,418
	Federal Signal Corp.	191,024	1,289,412
*	First Advantage Corp.	39,759	506,530
* #	Flanders Corp.	23,259	94,897
	Frozen Food Express Industries, Inc.	131,556	542,011
#	G & K Services, Inc. Class A	60,117	1,109,159
#	GATX Corp.	170,900	4,118,690
*	Gencor Industries, Inc.	19,010	150,559
*	GP Strategies Corp.	110,690	432,798
	Great Lakes Dredge & Dock Corp.	55,896	186,693
	Greenbrier Companies, Inc.	127,550	707,903
*	Griffon Corp.	232,921	2,317,564
	Hardinge, Inc.	71,869	312,630
	HEICO Corp.	68	2,688
*	Henry Bros. Electronics, Inc.	12,060	68,441
*	Herley Industries, Inc.	151,895	1,692,110
* #	Hertz Global Holdings, Inc.	456,700	2,310,902
	HNI Corp.	141	1,863
*	Hudson Highland Group, Inc.	121,278	298,344
* #	Hurco Companies, Inc.	21,592	306,175
*	Huttig Building Products, Inc.	60,850	21,298
* #	ICF International, Inc.	1,300	30,849
*	ICT Group, Inc.	53,886	209,078
*	Innotrac Corp.	200	224
	Innovative Solutions & Support, Inc.	45,997	143,051
* #	Insituform Technologies, Inc. Class A	53,464	1,002,985
* #	Interline Brands, Inc.	128,169	1,025,352
	International Shipholding Corp.	19,872	427,248
*	Intersections, Inc.	79,726	296,581
* #	JetBlue Airways Corp.	257,500	1,449,725
*	Kadant, Inc.	129,724	1,302,429
	Kaman Corp. Class A	128,980	2,462,228
* #	Kansas City Southern	2,133	38,735
	Kelly Services, Inc. Class A	129,612	1,174,285
	Kennametal, Inc.	3,700	59,348

19

*	Key Technology, Inc.	10,312	136,737
*	Kforce, Inc.	143,188	894,925
	L.S. Starrett Co. Class A	18,664	280,707
*	Ladish Co., Inc.	25,927	294,790
	Lawson Products, Inc.	33,900	648,168
*	LECG Corp.	78,314	256,087
*	LGL Group, Inc.	10,433	16,171
*	Limco-Piedmont, Inc.	4,343	13,376
*	LMI Aerospace, Inc.	6,149	69,422
	LSI Industries, Inc.	84,861	386,118
*	Lydall, Inc.	137,291	506,604
* #	M&F Worldwide Corp.	176,418	1,870,031
*	Mac-Gray Corp.	94,135	609,524
*	Magnetek, Inc.	29,884	59,768
* ●	MAIR Holdings, Inc. Escrow Shares	161,133	75,733
*	Manitex International, Inc.	379	402
*	Marten Transport, Ltd.	169,388	2,991,392
	McGrath Rentcorp	25,030	524,879
*	Medialink Worldwide, Inc.	17,515	1,576
*	Merrimac Industries, Inc.	11,871	26,710
*	MFRI, Inc.	9,634	47,399
*	Miller Industries, Inc.	20,834	114,170
*	Misonix, Inc.	21,468	23,185
* #	Mobile Mini, Inc.	116,111	1,467,643
	Mueller Industries, Inc.	48,340	972,601
	Mueller Water Products, Inc.	424,816	2,876,004
	NACCO Industries, Inc. Class A	28,032	896,744
*	Nashua Corp.	17,404	52,734
	National Technical Systems, Inc.	104,047	416,188
* #	NCI Building Systems, Inc.	76,400	885,476
*	North America Galvanizing & Coatings, Inc.	2,725	10,192
*	On Assignment, Inc.	139,101	644,038
* #	Owens Corning, Inc.	195,971	2,614,253
*	P.A.M. Transportation Services, Inc.	60,286	301,430
*	Paragon Technologies, Inc.	2,281	5,543
*	Park-Ohio Holdings Corp.	72,330	266,174
*	Patrick Industries, Inc.	7,807	4,333
*	Patriot Transportation Holding, Inc.	9,354	643,649
*	Perini Corp.	74,680	1,557,078
*	PGT, Inc.	37,474	37,399
*	Pinnacle Airlines Corp.	32,938	65,876
*	Plug Power, Inc.	620,966	558,869
	Portec Rail Products, Inc.	10,115	73,637
*	Power-One, Inc.	1,878	1,916
	Preformed Line Products Co.	23,575	692,162
	Providence & Worcester Railroad Co.	12,000	163,860
	Quixote Corp.	1,216	5,119
*	RCM Technologies, Inc.	111,790	134,707
#	Regal-Beloit Corp.	129,078	4,383,489
*	Republic Airways Holdings, Inc.	324,320	2,656,181
	Republic Services, Inc.	247,190	6,392,333
	Robbins & Myers, Inc.	5,026	86,900
* #	Rush Enterprises, Inc. Class A	263,181	2,394,947
*	Rush Enterprises, Inc. Class B	51,902	458,295
	Ryder System, Inc.	255,543	8,632,243

20

*	Saia, Inc.	132,286	1,414,137
	Schawk, Inc.	136,772	1,113,324
* #	School Specialty, Inc.	10,571	174,422
	Servidyne, Inc.	18,317	40,114
	Servotronics, Inc.	5,550	32,329
*	SIFCO Industries, Inc.	8,489	51,953
	SkyWest, Inc.	229,708	3,594,930
*	SL Industries, Inc.	4,399	26,394
*	Sparton Corp.	20,257	37,881
*	Spherion Corp.	153,160	219,019
	Standex International Corp.	85,425	1,311,274
	Steelcase, Inc. Class A	189,505	818,662
	Supreme Industries, Inc.	32,311	38,773
	Sypris Solutions, Inc.	34,297	43,557
#	TAL International Group, Inc.	22,120	231,818
*	TeamStaff, Inc.	1,296	2,080
	Technology Research Corp.	27,760	51,356
	Tecumseh Products Co. Class A	13,892	113,914
*	Tecumseh Products Co. Class B	7,143	58,573
	Timken Co.	189,700	2,824,633
	Todd Shipyards Corp.	32,526	455,364
*	TRC Companies, Inc.	93,643	272,501
#	Tredegar Industries, Inc.	257,286	4,245,219
*	Trex Co., Inc.	4,500	66,555
	Trinity Industries, Inc.	171,931	1,978,926
#	Triumph Group, Inc.	40,020	1,812,106
*	Tufco Technologies, Inc.	3,375	11,678
	Twin Disc, Inc.	12,840	84,359
*	U.S. Home Systems, Inc.	6,300	10,143
* #	United Rentals, Inc.	258,000	1,439,640
#	Universal Forest Products, Inc.	62,910	1,321,110
*	URS Corp.	23,200	789,960
*	US Airways Group, Inc.	12,600	71,442
*	USA Truck, Inc.	53,186	766,942
	Valpey Fisher Corp.	13,337	19,405
	Viad Corp.	25,061	557,106
*	Volt Information Sciences, Inc.	115,340	614,762
	Wabash National Corp.	87,931	247,965
#	Watts Water Technologies, Inc.	75,300	1,677,684
*	WCA Waste Corp.	76,693	163,356
#	Werner Enterprises, Inc.	333,778	5,006,670
*	Westaff, Inc.	98,993	100,973
*	Willis Lease Finance Corp.	33,711	318,232
* #	YRC Worldwide, Inc.	100,000	288,000
Total Industrials			174,963,764

Information Technology — (12.3%)
*	3Com Corp.	600,408	1,398,951
* #	Actel Corp.	238,540	2,151,631
*	ActivIdentity Corp.	343,997	767,113
*	Adaptec, Inc.	620,985	1,732,548
*	ADC Telecommunications, Inc.	115,100	583,557
*	Advanced Analogic Technologies, Inc.	3,600	10,836
* #	Advanced Energy Industries, Inc.	2	18
* #	Advanced Micro Devices, Inc.	141,313	309,475

21

*	Aehr Test Systems	9,509	13,883
	Agilysys, Inc.	208,773	745,320
* ●	Allen Organ Co. Escrow Shares	400	3,635
	American Software, Inc. Class A	87,793	364,341
*	Amtech Systems, Inc.	44,874	181,291
*	Analysts International Corp.	22,933	9,632
*	Anaren, Inc.	164,331	1,942,392
*	Applied Micro Circuits Corp.	122,473	489,892
* #	Arris Group, Inc.	416,570	2,965,978
*	Arrow Electronics, Inc.	302,235	5,763,621
	Astro-Med, Inc.	18,213	127,309
*	Autobytel, Inc.	236,301	85,068
*	Avid Technology, Inc.	171,516	1,716,875
*	Avnet, Inc.	179,397	3,555,649
*	Avocent Corp.	74,496	1,069,018
	AVX Corp.	352,517	3,214,955
*	Aware, Inc.	33,067	74,070
*	Axcelis Technologies, Inc.	440,550	125,557
*	AXT, Inc.	228,392	317,465
	Bel Fuse, Inc. Class A	10,162	142,776
	Bel Fuse, Inc. Class B	41,894	638,465
*	Benchmark Electronics, Inc.	263,605	3,094,723
#	Black Box Corp.	45,632	996,147
* #	Borland Software Corp.	200,933	124,578
*	Brightpoint, Inc.	41,873	195,966
*	Brooks Automation, Inc.	150,881	689,526
*	CalAmp Corp.	79,360	76,979
*	California Micro Devices Corp.	137,376	293,985
*	CallWave, Inc.	111,699	82,657
*	Cascade Microtech, Inc.	64,060	197,945
*	Catapult Communications Corp.	89,974	620,821
*	CEVA, Inc.	93,057	635,579
*	Checkpoint Systems, Inc.	80,561	721,021
*	Ciber, Inc.	422,700	1,842,972
*	Cirrus Logic, Inc.	91,857	259,037
	Cohu, Inc.	106,214	1,060,016
*	Comarco, Inc.	38,100	36,195
* # ●	Commerce One, Inc.	110	—
	Communications Systems, Inc.	37,848	280,075
*	Concurrent Computer Corp.	20,064	79,453
*	Convergys Corp.	355,778	2,679,008
*	CPI International, Inc.	33,700	258,479
*	Cray, Inc.	33,645	64,598
*	CSP, Inc.	4,766	15,561
	CTS Corp.	292,338	1,502,617
*	CyberOptics Corp.	73,404	411,796
*	Cypress Semiconductor Corp.	277,200	1,250,172
	Dataram Corp.	30,882	38,911
*	DDi Corp.	51,992	175,733
*	Digi International, Inc.	201,123	1,528,535
* #	Digimarc Corp.	30,733	293,193
*	Ditech Networks, Inc.	217,938	209,220
*	Dot Hill Systems Corp.	304,047	150,503
*	DSP Group, Inc.	66,831	435,070
*	Dycom Industries, Inc.	99,066	674,639

22

*	Dynamics Research Corp.	27,524	191,842
*	EDCI Holdings, Inc.	1,820	7,298
*	Edgewater Technology, Inc.	75,635	211,778
*	EFJohnson Technologies, Inc.	29,115	35,811
*	Electro Scientific Industries, Inc.	246,939	1,560,654
*	Electronics for Imaging, Inc.	121,872	1,083,442
* #	EMCORE Corp.	77,941	102,882
* #	EMS Technologies, Inc.	76,434	1,834,416
*	Endwave Corp.	60,536	121,072
* #	Entegris, Inc.	384,848	534,939
* #	EPIQ Systems, Inc.	98,528	1,745,916
*	ePlus, Inc.	13,893	147,335
*	Euronet Worldwide, Inc.	114,298	1,148,695
*	Exar Corp.	197,148	1,334,692
*	Fairchild Semiconductor Corp. Class A	289,223	1,315,965
	Fidelity National Information Services, Inc.	71,300	1,134,383
* #	FormFactor, Inc.	57,494	894,607
	Frequency Electronics, Inc.	19,764	62,257
*	FSI International, Inc.	203,709	78,428
*	Gerber Scientific, Inc.	207,688	652,140
	Gevity HR, Inc.	127,567	256,410
* #	Globecomm Systems, Inc.	63,513	325,822
*	Glu Mobile, Inc.	7,532	3,841
*	GSI Technology, Inc.	15,532	40,073
*	GTSI Corp.	93,664	505,317
*	Hackett Group, Inc.	229,511	644,926
* #	Harris Stratex Networks, Inc. Class A	15,366	106,025
*	Hauppauge Digital, Inc.	3,155	4,291
*	hi/fn, inc.	102,502	322,369
*	Hutchinson Technology, Inc.	78,132	247,678
*	Hypercom Corp.	114,851	174,574
*	I.D. Systems, Inc.	55,898	214,089
*	IAC/InterActiveCorp	341,509	5,020,182
*	iBasis, Inc.	4,717	4,340
*	Ikanos Communications, Inc.	159,714	206,031
#	Imation Corp.	103,508	1,008,168
*	InFocus Corp.	1,728	1,313
	infoGROUP, Inc.	59,377	219,101
	InfoSpace, Inc.	7,301	58,481
*	Ingram Micro, Inc.	330,071	4,049,971
* #	Insight Enterprises, Inc.	80,616	417,591
*	Integrated Device Technology, Inc.	303,567	1,742,475
*	Integrated Silicon Solution, Inc.	228,703	388,795
*	Intelli-Check, Inc.	2,776	3,331
*	Internap Network Services Corp.	1,600	4,304
* #	International Rectifier Corp.	130,500	1,777,410
*	Internet Brands, Inc.	17,450	86,727
*	Internet Capital Group, Inc.	436,786	1,882,548
*	Interphase Corp.	43,384	67,896
#	Intersil Corp.	215,065	2,002,255
*	Interwoven, Inc.	406,061	6,403,582
*	Intest Corp.	58,064	15,387
*	Intevac, Inc.	100,266	439,165
*	IntriCon Corp.	6,600	24,750
*	INX, Inc.	3,500	17,080

23

*	iPass, Inc.	5,213	6,621
* #	Ixia	54,901	292,073
	IXYS Corp.	151,691	1,039,083
*	Jaco Electronics, Inc.	8,112	6,003
*	JDA Software Group, Inc.	155,480	1,741,376
*	JDS Uniphase Corp.	475,842	1,727,306
	Keithley Instruments, Inc.	43,536	151,070
* #	Kemet Corp.	433,666	91,070
*	Key Tronic Corp.	75,488	88,321
*	Keynote Systems, Inc.	96,456	843,990
*	Kopin Corp.	268,340	423,977
*	Kowabunga!, Inc.	41,996	9,239
*	Kratos Defense & Security Solutions, Inc.	130,898	154,460
*	KVH Industries, Inc.	37,815	217,436
* #	L-1 Identity Solutions, Inc.	267,708	1,940,883
*	Lattice Semiconductor Corp.	647,793	997,601
* #	Lawson Software, Inc.	149,100	629,202
*	Leadis Technolgies, Inc.	13,060	4,963
*	LeCroy Corp.	127,898	294,165
*	Lionbridge Technologies, Inc.	123,496	222,293
*	LookSmart, Ltd.	135,597	185,768
*	Loral Space & Communications, Inc.	6,527	86,222
*	LTX-Credence Corp.	93,670	27,164
*	Macrovision Solutions Corp.	222,365	2,915,205
*	Management Network Group, Inc.	113,920	46,707
	Marchex, Inc. Class B	18,549	92,930
*	Mattson Technology, Inc.	112,241	109,996
*	Mercury Computer Systems, Inc.	106,517	635,906
*	Merix Corp.	77,547	27,917
	Methode Electronics, Inc.	198,765	918,294
* #	Micron Technology, Inc.	215,900	803,148
*	MIPS Technologies, Inc.	59,595	100,120
*	MIVA, Inc.	33,570	6,043
* #	MKS Instruments, Inc.	269,445	3,785,702
* #	ModusLink Global Solutions, Inc.	203,835	474,936
*	MoSys, Inc.	31,530	65,582
*	MPS Group, Inc.	544,200	3,292,410
*	MSC.Software Corp.	38,159	222,085
*	Multi-Fineline Electronix, Inc.	24,200	448,426
*	Nanometrics, Inc.	120,927	159,624
*	Napco Security Technologies, Inc.	2,743	3,100
* #	NetScout Systems, Inc.	234,956	3,341,074
* #	Network Equipment Technologies, Inc.	130,605	408,794
*	Newport Corp.	229,940	1,230,179
*	Nu Horizons Electronics Corp.	117,605	184,641
	O.I. Corp.	8,610	79,729
* #	OmniVision Technologies, Inc.	204,589	1,368,700
* #	ON Semiconductor Corp.	1,866	7,781
	Openwave Systems, Inc.	133,524	97,473
*	Oplink Communications, Inc.	129,469	915,346
*	OPNET Technologies, Inc.	118,904	975,013
*	OpNext, Inc.	40,728	96,933
*	Optelecom-NKF, Inc.	4,562	21,122
*	Optical Cable Corp.	64,334	182,709
*	OSI Systems, Inc.	73,747	1,078,919

24

*	Overland Storage, Inc.	23,164	9,266
*	PAR Technology Corp.	66,096	299,415
#	Park Electrochemical Corp.	3,104	54,475
*	PC Connection, Inc.	250,745	1,226,143
	PC-Tel, Inc.	112,140	724,424
*	PDF Solutions, Inc.	2,290	3,412
	Pegasystems, Inc.	23,290	316,045
*	Perceptron, Inc.	82,835	281,639
*	Perficient, Inc.	7,100	27,761
*	Performance Technologies, Inc.	58,252	184,076
*	Pericom Semiconductor Corp.	300,372	1,853,295
* #	Perot Systems Corp.	167,848	2,180,346
*	Pervasive Software, Inc.	220,092	796,733
*	Photronics, Inc.	349,820	556,214
*	Physicians Formula Holdings, Inc.	19,883	57,661
*	Planar Systems, Inc.	36,609	16,840
*	PlanetOut, Inc.	2,527	660
	Plantronics, Inc.	55,675	565,101
*	PLATO Learning, Inc.	68,889	95,756
*	PLX Technology, Inc.	115,974	191,357
*	Presstek, Inc.	17,116	36,971
* ●	Price Communications Liquidation Trust	262,880	35,904
	Qualstar Corp.	1,100	2,277
*	Quantum Corp.	285,245	145,475
*	QuickLogic Corp.	32,347	28,789
* #	RadiSys Corp.	127,566	603,387
* #	RealNetworks, Inc.	642,872	1,812,899
	RF Industries, Ltd.	1,555	6,220
* #	RF Micro Devices, Inc.	671,445	725,161
*	RF Monolithics, Inc.	15,864	10,946
	Richardson Electronics, Ltd.	65,017	242,513
*	Rudolph Technologies, Inc.	160,709	451,592
*	S1 Corp.	531,535	3,545,338
*	Sandisk Corp.	200,056	2,286,640
*	SCM Microsystems, Inc.	104,395	262,031
*	SeaChange International, Inc.	344,207	2,037,705
*	Selectica Escrow Shares	115,181	—
*	Selectica, Inc.	115,181	71,527
*	Semitool, Inc.	110,722	306,700
*	Sigma Designs, Inc.	6,900	70,518
*	Silicon Image, Inc.	1,584	5,813
* #	Silicon Storage Technology, Inc.	805,599	1,651,478
*	Skyworks Solutions, Inc.	115,076	497,128
*	Smith Micro Software, Inc.	33,393	176,983
*	Soapstone Networks, Inc.	138,830	342,910
* #	Sonic Solutions, Inc.	13,209	17,304
*	SonicWALL, Inc.	358,589	1,262,233
*	Spectrum Control, Inc.	51,790	374,960
* #	Standard Microsystems Corp.	63,940	885,569
	StarTek, Inc.	94,757	439,672
* #	STEC, Inc.	113,865	510,115
*	SumTotal Systems, Inc.	171,189	431,396
*	Sunair Electronics, Inc.	2,400	3,600
*	SupportSoft, Inc.	165,208	312,243
*	Sycamore Networks, Inc.	1,279,954	3,007,892

25

*	Symmetricom, Inc.	333,535	1,237,415
*	SYNNEX Corp.	215,600	3,309,460
*	Tech Data Corp.	17,700	320,547
	Technitrol, Inc.	212,464	467,421
*	Technology Solutions Co.	27,160	28,518
*	TechTeam Global, Inc.	98,368	491,840
*	Telular Corp.	89,443	141,320
*	Teradyne, Inc.	158,000	759,980
*	Tessco Technologies, Inc.	18,275	133,590
	TheStreet.com, Inc.	117,052	319,552
* #	TIBCO Software, Inc.	1,563	8,362
*	Tier Technologies, Inc. Class B	212,962	1,235,180
*	Tollgrade Communications, Inc.	69,841	402,284
*	Track Data Corp.	63,029	58,617
*	Transact Technologies, Inc.	3,200	12,544
*	Trident Microsystems, Inc.	5,900	10,030
*	Triquint Semiconductor, Inc.	909,110	1,836,402
	TSR, Inc.	10,164	18,803
*	TTM Technologies, Inc.	203,210	1,225,356
*	Ultra Clean Holdings, Inc.	26,300	29,456
* #	Ultratech, Inc.	40,582	454,518
#	United Online, Inc.	80,310	491,497
* #	UTStarcom, Inc.	635,888	934,755
* #	ValueClick, Inc.	91,368	571,050
* #	VeriFone Holdings, Inc.	106,174	491,586
*	Vicon Industries, Inc.	36,465	209,309
*	Video Display Corp.	6,670	26,947
*	Vignette Corp.	275,116	1,917,559
*	Virage Logic Corp.	63,854	196,670
*	Vishay Intertechnology, Inc.	29,870	88,415
*	Web.com Group, Inc.	147,827	443,481
*	Westell Technologies, Inc.	109,774	35,128
*	White Electronics Designs Corp.	302,357	1,176,169
*	Winland Electronics, Inc.	8,931	6,430
*	Wireless Ronin Technologies, Inc.	18,100	21,177
*	Wireless Telecom Group, Inc.	119,874	43,155
*	WPCS International, Inc.	6,153	12,306
*	X-Rite, Inc.	547	728
*	ZiLOG, Inc.	39,189	94,837
* #	Zoran Corp.	324,124	1,925,297
*	Zygo Corp.	90,529	517,826
Total Information Technology			183,386,736

Materials — (5.6%)
	A. Schulman, Inc.	266,324	4,034,809
	A.M. Castle & Co.	171,894	1,454,223
*	American Pacific Corp.	38,420	300,829
	Arch Chemicals, Inc.	59,692	1,337,698
	Ashland, Inc.	230,823	1,851,200
	Bemis Co., Inc.	28,400	640,988
*	Brush Engineered Materials, Inc.	71,200	894,272
*	Buckeye Technologies, Inc.	215,900	630,428
*	Bway Holding Co.	30,375	256,973
	Cabot Corp.	155,698	2,080,125
*	Caraustar Industries, Inc.	63,686	13,374

26

	Chemtura Corp.	531,483	398,612
#	Commercial Metals Co.	179,374	2,062,801
*	Continental Materials Corp.	50	843
*	Core Molding Technologies, Inc.	3,890	8,130
	Cytec Industries, Inc.	97,591	1,994,760
#	Empire Resources, Inc.	12,641	11,377
#	Ferro Corp.	186,300	737,748
	Friedman Industries, Inc.	55,040	308,224
	Georgia Gulf Corp.	16,336	15,356
#	Gibraltar Industries, Inc.	123,933	1,267,835
*	Graphic Packaging Holding Co.	1,042,362	906,855
*	H&E Equipment Services, Inc.	16,621	110,862
	H.B. Fuller Co.	51,762	723,115
* #	Headwaters, Inc.	142,077	643,609
*	ICO, Inc.	48,690	129,029
	Kaiser Aluminum Corp.	38,413	954,179
	Kronos Worldwide, Inc.	40,656	579,348
#	Louisiana-Pacific Corp.	396,800	825,344
*	Material Sciences Corp.	143,316	200,642
	MeadWestavco Corp.	311,900	3,630,516
#	Minerals Technologies, Inc.	46,819	1,770,226
* #	Mines Management, Inc.	45,192	66,884
*	Mod-Pac Corp.	6,879	8,908
	Myers Industries, Inc.	202,522	1,269,813
	Neenah Paper, Inc.	86,988	585,429
#	NewMarket Corp.	34,718	1,093,617
	NL Industries, Inc.	44,158	510,466
	NN, Inc.	171,065	290,811
*	Northern Technologies International Corp.	19,155	148,260
* #	Northwest Pipe Co.	83,284	2,936,594
	Olin Corp.	395	5,550
#	Olympic Steel, Inc.	104,913	1,664,969
*	OM Group, Inc.	169,000	3,275,220
#	P.H. Glatfelter Co.	173,288	1,509,338
	Penford Corp.	54,658	473,338
*	PolyOne Corp.	476,979	977,807
	Quaker Chemical Corp.	70,548	804,953
*	Ready Mix, Inc.	9,185	12,400
	Reliance Steel & Aluminum Co.	197,815	4,377,646
*	Rock of Ages Corp.	7,450	13,894
#	Rock-Tenn Co. Class A	128,075	3,992,098
*	Rockwood Holdings, Inc.	47,446	356,319
* #	Rosetta Resources, Inc.	233,164	1,415,305
	RPM International, Inc.	14,156	174,260
#	Schnitzer Steel Industries, Inc. Class A	130,100	5,109,027
	Schweitzer-Maudoit International, Inc.	58,765	1,257,571
	Sensient Technologies Corp.	46,900	1,008,350
	Spartech Corp.	38,188	121,056
	Steel Dynamics, Inc.	426,000	4,524,120
*	Stillwater Mining Co.	117,000	485,550
*	Symyx Technologies, Inc.	7,600	36,480
	Synalloy Corp.	18,785	102,942
	Temple-Inland, Inc.	99,000	561,330
	Texas Industries, Inc.	58,500	1,328,535
*	U.S. Concrete, Inc.	346,843	964,224

27

* #	United States Lime & Minerals, Inc.	406	8,546
*	Universal Stainless & Alloy Products, Inc.	44,949	651,761
#	Valspar Corp.	57,734	1,001,685
	Wausau Paper Corp.	433,003	4,117,859
#	Westlake Chemical Corp.	189,755	2,593,951
#	Worthington Industries, Inc.	237,788	2,392,147
Total Materials			83,003,343

Other — (0.0%)
* ●	ePresence, Inc. Escrow Shares	49,500	—
* ●	Petrocorp, Inc. Escrow Shares	4,900	294
Total Other			294

Telecommunication Services — (0.9%)
	Arbinet-thexchange, Inc.	97,706	164,146
#	CenturyTel, Inc.	367,284	9,968,088
	D&E Communications, Inc.	103,498	723,451
*	General Communications, Inc. Class A	148,790	977,550
	IDT Corp.	25,132	9,173
#	IDT Corp. Class B	102,652	35,928
*	Occam Networks, Inc.	12,212	32,240
*	Point.360	7,043	7,888
	SureWest Communications	93,362	953,226
*	Xeta Corp.	76,949	143,125
Total Telecommunication Services			13,014,815

Utilities — (0.0%)
	Maine & Maritimes Corp.	5,278	209,273
	Middlesex Water Co.	88	1,456
	Southern Union Co.	1	7
	Unitil Corp.	13,325	269,298
Total Utilities			480,034

TOTAL COMMON STOCKS			1,217,363,153

RIGHTS/WARRANTS — (0.0%)
* ●	Lantronix, Inc. Warrants 2008	259	—

TEMPORARY CASH INVESTMENTS — (1.7%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	24,883,187	24,883,187

SECURITIES LENDING COLLATERAL — (16.7%)
§ @	DFA Short Term Investment Fund LP	247,771,554	247,771,554

28

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $3,174,843 FNMA 5.000%, 04/01/38 & GNMA 7.000%, 09/15/37, valued at $2,407,426) to be repurchased at $2,337,362	$2,337	2,337,306

TOTAL SECURITIES LENDING COLLATERAL		250,108,860

TOTAL INVESTMENTS - (100.0%)
(Cost $2,111,527,633)##		$1,492,355,200

29

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (78.6%)
Consumer Discretionary — (9.7%)
* #	1-800-FLOWERS.COM, Inc.	62,162	$156,027
*	4Kids Entertainment, Inc.	1,774	2,963
* #	99 Cents Only Stores	220,576	1,848,427
*	A.C. Moore Arts & Crafts, Inc.	23,700	40,053
#	Aaron Rents, Inc.	54,100	1,182,626
	Aaron Rents, Inc. Class A	6,547	115,227
	Acme United Corp.	10,181	73,100
*	AFC Enterprises, Inc.	46,451	222,965
	Aldila, Inc.	15,402	59,298
*	Alloy, Inc.	39,234	194,993
	Ambassadors Group, Inc.	30,118	249,076
	AMCON Distributing Co.	300	7,050
*	AMDL, Inc.	7,146	6,932
* #	American Apparel, Inc.	41,000	83,230
#	American Axle & Manufacturing Holdings, Inc.	34,358	37,450
	American Greetings Corp. Class A	39,700	172,298
*	American Public Education, Inc.	6,337	248,157
*	America’s Car-Mart, Inc.	36,251	329,522
	Ameristar Casinos, Inc.	21,900	196,443
* #	AnnTaylor Stores Corp.	44,200	217,464
	Arctic Cat, Inc.	30,230	129,687
	Ark Restaurants Corp.	5,861	61,072
	ArvinMeritor, Inc.	82,771	144,849
	Asbury Automotive Group, Inc.	49,400	176,852
*	ATC Technology Corp.	39,853	520,082
*	Audiovox Corp. Class A	27,266	122,970
*	Avatar Holdings, Inc.	16,168	419,560
*	Bakers Footwear Group, Inc.	8,701	3,480
*	Ballantyne of Omaha, Inc.	42,200	61,190
	Barnes & Noble, Inc.	50	821
*	Barry (R.G.) Corp.	28,525	182,845
	Bassett Furniture Industries, Inc.	15,044	49,495
	Beasley Broadcast Group, Inc.	20,332	30,498
#	Beazer Homes USA, Inc.	87,100	89,713
	bebe Stores, Inc.	86,901	490,991
	Belo Corp. Class A	297	425
*	Benihana, Inc.	6,594	15,430
*	Benihana, Inc. Class A	225	549
	Big 5 Sporting Goods Corp.	15,937	83,829
*	Big Lots, Inc.	44,700	601,215
* #	BJ’s Restaurants, Inc.	58,975	654,622
#	Blockbuster, Inc. Class A	101,062	129,359
*	Blockbuster, Inc. Class B	93,285	78,359

1

* #	Blue Nile, Inc.	14,308	289,308
*	Bluegreen Corp.	45,919	80,358
	Blyth, Inc.	61,064	208,228
	Bob Evans Farms, Inc.	45,400	797,224
#	Bon-Ton Stores, Inc.	36,514	49,842
	Books-A-Million, Inc.	20,149	47,149
	Bowl America, Inc. Class A	1,400	13,440
	Boyd Gaming Corp.	10,300	49,543
#	Brookfield Homes Corp.	55,958	139,335
	Brown Shoe Company, Inc.	59,250	277,882
	Brunswick Corp.	46,021	127,938
	Buckle, Inc.	43,950	929,542
* #	Buffalo Wild Wings, Inc.	15,261	342,762
*	Build-A-Bear-Workshop, Inc.	24,000	100,800
* #	Cabela’s, Inc.	72,600	407,286
*	Cache, Inc.	31,002	57,974
* #	California Coastal Communities, Inc.	6,347	7,997
* #	California Pizza Kitchen, Inc.	42,611	441,450
	Callaway Golf Co.	60,676	461,744
	Canterbury Park Holding Corp.	7,310	46,199
* #	Capella Education Co.	9,338	516,672
	Carmike Cinemas, Inc.	49,999	100,498
*	Carriage Services, Inc.	57,415	126,887
*	Carrols Restaurant Group, Inc.	15,043	48,288
* #	Carter’s, Inc.	29,400	499,506
	Cato Corp. Class A	68,132	901,386
*	Cavalier Homes, Inc.	43,553	59,232
*	Cavco Industries, Inc.	13,055	319,586
* #	CEC Entertainment, Inc.	24,128	563,148
*	Charlotte Russe Holding, Inc.	43,100	221,965
*	Charming Shoppes, Inc.	14,929	16,123
* #	Cheesecake Factory, Inc.	61,630	534,948
#	Cherokee, Inc.	5,448	83,245
* #	Chico’s FAS, Inc.	99,500	394,020
#	Christopher & Banks Corp.	56,034	217,412
*	Chromcraft Revington, Inc.	1,230	351
	Churchill Downs, Inc.	15,447	533,076
	Cinemark Holdings, Inc.	88,690	701,538
*	Citi Trends, Inc.	28,237	269,099
	CKE Restaurants, Inc.	43,931	364,627
	Coachmen Industries, Inc.	8,600	12,470
	Coast Distribution System, Inc.	1,827	1,964
	Cobra Electronics Corp.	3,100	3,782
* #	Coinstar, Inc.	30,098	691,652
*	Coldwater Creek, Inc.	139,370	393,023
	Collectors Universe, Inc.	19,609	75,299
*	Concord Camera Corp.	17,675	45,071
* #	Conn’s, Inc.	51,157	622,069
#	Cooper Tire & Rubber Co.	60,300	281,601
* #	Corinthian Colleges, Inc.	20,493	382,809
* #	Cosi, Inc.	6,533	2,149
	Courier Corp.	26,893	422,489
* #	Cox Radio, Inc.	32,062	161,913
#	Cracker Barrel Old Country Store, Inc.	14,939	262,478
	Craftmade International, Inc.	11,921	24,736

2

* #	Crown Media Holdings, Inc.	170,551	281,409
	CSS Industries, Inc.	26,160	396,847
*	Culp, Inc.	36,878	69,331
* #	Cumulus Media, Inc. Class A	5,366	9,230
*	Cybex International, Inc.	39,657	71,779
*	Cycle Country Accessories Corp.	4,524	1,900
* #	Deckers Outdoor Corp.	5,711	298,343
*	dELiA*s, Inc.	36,342	72,321
*	Delta Apparel, Inc.	3,759	14,660
*	Design Within Reach, Inc.	40,854	18,793
*	Destination Maternity Corp.	8,985	76,372
#	DeVry, Inc.	18	964
*	DG FastChannel, Inc.	36,151	523,828
*	Diedrich Coffee, Inc.	10,415	3,645
	Dillards, Inc. Class A	43,600	189,660
#	DineEquity, Inc.	12,770	112,887
*	Dixie Group, Inc.	23,209	35,974
* #	Domino’s Pizza, Inc.	34,000	227,460
*	Dorman Products, Inc.	16,900	168,831
	Dover Downs Gaming & Entertainment, Inc.	24,233	77,303
	Dover Motorsports, Inc.	43,086	66,783
* #	Drew Industries, Inc.	37,622	324,302
*	drugstore.com, Inc.	74,268	73,525
* #	DSW, Inc.	10,533	105,119
*	Duckwall-ALCO Stores, Inc.	1,500	13,200
	E.W. Scripps Co.	9,600	15,456
	Educational Development Corp.	2,007	7,968
*	Einstein Noah Restaurant Group, Inc.	15,661	108,374
*	Emerson Radio Corp.	45,728	23,779
* #	Empire Resorts, Inc.	95,775	112,057
* #	Enova Systems, Inc.	6,378	2,806
*	Entravision Communications Corp.	46,146	38,763
	Escalade, Inc.	2,600	1,300
	Ethan Allen Interiors, Inc.	17,915	204,052
*	Famous Dave’s of America, Inc.	18,801	57,531
*	FGX International Holdings, Ltd.	30,521	378,460
	Finish Line, Inc. Class A	105,670	501,932
	Fisher Communications, Inc.	23,835	363,484
*	Flanigan’s Enterprises, Inc.	1,877	7,151
	Flexsteel Industries, Inc.	2,036	15,860
*	Fossil, Inc.	24,489	282,603
*	Franklin Covey Co.	47,337	194,555
*	Franklin Electronic Publishers, Inc.	16,992	14,953
*	Frederick’s of Hollywood Group	1,200	444
#	Fred’s, Inc.	101,430	1,040,672
	Frisch’s Restaurants, Inc.	1,400	30,114
* #	Fuel Systems Solutions, Inc.	33,054	864,032
*	Full House Resorts, Inc.	43,226	46,684
	Furniture Brands International, Inc.	59,504	121,983
*	Gaiam, Inc.	6,300	22,491
*	GameTech International, Inc.	6,739	8,424
*	Gaming Partners International Corp.	21,156	145,130
* #	Gander Mountain Co.	65,444	134,815
* #	Genesco, Inc.	42,200	649,880
*	Gentek, Inc.	18,773	256,251

3

*	G-III Apparel Group, Ltd.	36,892	202,906
	Gray Television, Inc.	3,220	1,063
*	Great Wolf Resorts, Inc.	501	967
	Group 1 Automotive, Inc.	44,524	443,904
* #	GSI Commerce, Inc.	48,934	419,364
* #	Gymboree Corp.	24,900	610,050
*	Harris Interactive, Inc.	66,119	33,059
#	Harte-Hanks, Inc.	7,095	44,698
*	Hastings Entertainment, Inc.	7,100	18,105
#	Haverty Furniture Co., Inc.	24,200	194,084
*	Hawk Corp.	20,202	341,212
	Heelys, Inc.	42,067	85,817
*	Helen of Troy, Ltd.	82,200	860,634
* #	Hibbett Sporting Goods, Inc.	16,459	224,007
*	Hollywood Media Corp.	88,728	86,953
	Hooker Furniture Corp.	30,310	244,905
*	Hot Topic, Inc.	117,194	1,000,837
* #	Hovnanian Enterprises, Inc. Class A	126,700	214,123
*	Iconix Brand Group, Inc.	66,088	546,548
*	ILX Resorts, Inc.	2,787	1,477
*	Image Entertainment, Inc.	34,664	31,891
	Interface, Inc. Class A	19,244	78,516
*	Interstate Hotels & Resorts, Inc.	43,810	21,905
* #	iRobot Corp.	43,124	327,742
*	Isle of Capri Casinos, Inc.	13,800	39,054
*	J. Alexander’s Corp.	18,620	46,550
* #	Jack in the Box, Inc.	800	18,072
#	Jackson Hewitt Tax Service, Inc.	28,000	370,720
* #	JAKKS Pacific, Inc.	39,400	722,596
* #	Jarden Corp.	90,475	943,654
*	Jennifer Convertibles, Inc.	3,925	1,374
* #	Jo-Ann Stores, Inc.	58,500	747,045
	Johnson Outdoors, Inc.	18,104	137,409
	Jones Apparel Group, Inc.	96,700	334,582
* #	Jos. A. Bank Clothiers, Inc.	32,097	881,384
	Journal Communications, Inc. Class A	50,166	89,797
	Kenneth Cole Productions, Inc. Class A	24,541	156,817
	Kimball International, Inc. Class B	21,400	147,446
*	Knology, Inc.	81,511	383,102
*	Kona Grill, Inc.	749	1,273
	Koss Corp.	4,127	46,222
* #	Krispy Kreme Doughnuts, Inc.	143,805	199,889
	KSW, Inc.	18,370	48,864
#	K-Swiss, Inc. Class A	27,591	295,776
	LaCrosse Footwear, Inc.	2,200	23,672
*	Lakeland Industries, Inc.	12,538	96,668
*	Lakes Entertainment, Inc.	36,494	108,022
#	Landry’s Restaurants, Inc.	14,850	95,931
*	Lazare Kaplan International, Inc.	22,291	82,477
#	La-Z-Boy, Inc.	81,473	79,029
*	LeapFrog Enterprises, Inc.	78,449	157,682
*	Lear Corp.	4,168	3,793
	Libbey, Inc.	29,120	36,109
	Lifetime Brands, Inc.	12,784	22,372
*	LIN TV Corp.	17,293	12,105

4

* #	Lincoln Educational Services	71,771	1,049,292
	Lithia Motors, Inc. Class A	29,385	89,918
*	Live Nation, Inc.	71,172	372,230
	Liz Claiborne, Inc.	90,246	198,541
*	Lodgian, Inc.	54,778	101,339
*	Luby’s, Inc.	49,540	224,912
*	Lumber Liquidators, Inc.	200	1,774
	M/I Homes, Inc.	36,539	323,005
*	Mace Security International, Inc.	24,300	18,225
*	Maidenform Brands, Inc.	40,618	363,531
	Marine Products Corp.	77,345	289,270
* #	MarineMax, Inc.	16,122	28,375
* #	Martha Stewart Living Omnimedia, Inc.	59,402	139,001
	Matthews International Corp. Class A	1,141	44,431
*	McCormick & Schmick’s Seafood Restaurants, Inc.	6,930	24,463
	MDC Holdings, Inc.	34,196	1,047,765
#	Media General, Inc. Class A	300	585
* #	Mediacom Communications Corp.	95,210	514,134
#	Meredith Corp.	19,600	313,012
*	Meritage Homes Corp.	72,962	804,041
*	Midas, Inc.	22,483	196,726
	Modine Manufacturing Co.	68,006	186,336
*	Monarch Casino & Resort, Inc.	24,572	251,617
	Monro Muffler Brake, Inc.	52,428	1,272,428
* #	Morgans Hotel Group	500	1,825
*	Morton’s Restaurant Group, Inc.	57,397	103,315
	Movado Group, Inc.	25,668	197,130
*	MTR Gaming Group, Inc.	45,454	68,181
* #	Multimedia Games, Inc.	25,301	43,265
*	Nathan’s Famous, Inc.	18,511	254,341
#	National CineMedia, Inc.	46,938	473,135
*	National Lampoon, Inc.	9,900	6,237
	National Presto Industries, Inc.	15,120	1,015,157
	Nautilus Group, Inc.	72,900	101,331
*	Navarre Corp.	4,478	2,149
	New Frontier Media, Inc.	53,400	88,110
*	New Motion, Inc.	12,728	14,001
*	New York & Co., Inc.	136,690	270,646
*	Nobel Learning Communities, Inc.	6,200	83,948
	Nobility Homes, Inc.	6,593	50,173
#	Nutri/System, Inc.	28,070	361,822
	OfficeMax, Inc.	52,800	290,928
*	Orbitz Worldwide, Inc.	10,200	30,600
#	Orleans Homebuilders, Inc.	45,151	54,181
	O’Charleys, Inc.	12,911	32,277
*	Outdoor Channel Holdings, Inc.	48,534	295,572
* #	Overstock.com, Inc.	37,400	410,652
	Oxford Industries, Inc.	27,891	185,754
*	P & F Industries, Inc. Class A	1,200	1,560
* #	P.F. Chang’s China Bistro, Inc.	23,350	413,995
*	Palm Harbor Homes, Inc.	46,488	164,568
* #	Panera Bread Co.	8,293	389,605
* #	Papa John’s International, Inc.	16,100	306,061
*	PC Mall, Inc.	42,582	169,051
	Pennichuck Corp.	12,500	218,625

5

	Penske Automotive Group, Inc.	152,209	1,129,391
*	Perry Ellis International, Inc.	39,125	150,240
* #	PetMed Express, Inc.	54,146	781,868
	Phillips-Van Heusen Corp.	30,300	576,306
*	Phoenix Footwear Group, Inc.	8,100	2,511
* #	Pinnacle Entertainment, Inc.	76,917	521,497
*	Playboy Enterprises, Inc. Class A	2,050	6,355
*	Playboy Enterprises, Inc. Class B	46,761	80,897
#	Polaris Industries, Inc.	18,759	399,004
*	Pomeroy IT Solutions, Inc.	11,142	33,537
#	Pool Corp.	41,133	651,958
* #	Premier Exhibitions, Inc.	7,927	8,958
#	Pre-Paid Legal Services, Inc.	21,130	710,391
	PRIMEDIA, Inc.	28,861	51,373
* #	Princeton Review, Inc.	68,337	335,535
*	Proliance International, Inc.	16,981	8,660
*	Q.E.P. Co., Inc.	5,500	7,040
*	Quiksilver, Inc.	124,675	261,817
*	Rainmaker Systems, Inc.	30,515	30,210
*	RC2 Corp.	36,500	212,065
	RCN Corp.	41,360	152,205
*	Reading International, Inc. Class A	5,415	18,682
*	Reading International, Inc. Class B	2,340	9,184
*	Red Lion Hotels Corp.	48,400	107,932
*	Red Robin Gourmet Burgers, Inc.	37,717	459,393
*	Regent Communications, Inc.	25,701	4,369
	Regis Corp.	50,495	568,069
*	Rentrak Corp.	31,032	384,797
*	Retail Ventures, Inc.	58,463	139,727
*	Rex Stores Corp.	18,425	106,865
*	Rick’s Cabaret International, Inc.	14,781	58,828
*	Riviera Holdings Corp.	1,256	3,467
*	Rockford Corp.	20,777	11,220
*	Rocky Brands, Inc.	14,342	49,480
*	Rubio’s Restaurants, Inc.	21,601	77,764
	Ruby Tuesday, Inc.	86,202	106,890
	Russ Berrie & Co., Inc.	33,466	57,227
	Ryland Group, Inc.	47,056	734,074
*	Saga Communications, Inc.	12,578	55,598
	Saks, Inc.	26,500	66,780
	Salem Communications Corp.	39,016	38,236
*	Sally Beauty Holdings, Inc.	69,666	329,520
	Sauer-Danfoss, Inc.	54,024	407,341
	Scholastic Corp.	52,179	568,751
* #	Sealy Corp.	111,000	205,350
	Service Corp. International	54,481	247,889
	Shiloh Industries, Inc.	48,904	112,479
*	Shoe Carnival, Inc.	27,527	216,087
*	Shuffle Master, Inc.	72,283	245,039
*	Shutterfly, Inc.	30,615	202,365
	Sinclair Broadcast Group, Inc. Class A	33,826	62,578
*	Skechers U.S.A., Inc. Class A	27,618	275,075
	Skyline Corp.	14,674	294,654
* #	Smith & Wesson Holding Corp.	94,146	222,185
	Sonesta International Hotels Corp. Class A	4,500	47,115

6

#	Sonic Automotive, Inc.	14,400	29,232
* #	Sonic Corp.	43,994	428,502
	Sotheby’s Class A	12,900	112,101
*	Spanish Broadcasting System, Inc.	8,577	1,458
	Spartan Motors, Inc.	103,347	448,526
#	Speedway Motorsports, Inc.	55,646	803,528
*	Sport Chalet, Inc. Class A	28,624	10,018
*	Sport Chalet, Inc. Class B	877	684
	Sport Supply Group, Inc.	31,999	257,912
	Stage Stores, Inc.	56,088	401,029
*	Stamps.com, Inc.	36,017	294,619
	Standard Motor Products, Inc.	40,400	94,940
	Standard Pacific Corp.	141,212	199,109
	Stanley Furniture, Inc.	27,561	216,354
*	Steinway Musical Instruments, Inc.	20,794	240,379
*	Steven Madden, Ltd.	29,641	515,161
	Stewart Enterprises, Inc.	106,400	363,888
*	Stoneridge, Inc.	63,516	124,491
	Strattec Security Corp.	5,848	57,310
	Sturm Ruger & Co., Inc.	46,269	305,838
#	Superior Industries International, Inc.	58,825	604,133
	Superior Uniform Group, Inc.	9,036	72,107
*	Syms Corp.	4,543	26,259
#	Systemax, Inc.	66,100	669,593
	Talbots, Inc.	93	189
	Tandy Brand Accessories, Inc.	15,855	24,575
*	Tandy Leather Factory, Inc.	20,363	34,312
* #	Tarragon Corp.	65,965	1,385
	Tempur-Pedic International, Inc.	39,400	275,800
*	Tenneco Automotive, Inc.	49,900	91,816
* #	Texas Roadhouse, Inc.	62,300	475,349
*	The Children’s Place Retail Stores, Inc.	30,865	580,571
* #	The Dress Barn, Inc.	61,844	533,095
*	The Hallwood Group, Inc.	200	6,199
	The Marcus Corp.	48,946	505,612
#	The Men’s Wearhouse, Inc.	59,401	692,022
#	The New York Times Co. Class A	138,000	685,860
	The Pep Boys - Manny, Moe & Jack	59,400	171,666
*	The Steak n Shake Co.	31,700	181,324
* #	The Walking Co Holdings, Inc.	23,605	61,609
*	The Wet Seal, Inc. Class A	179,766	469,189
	Thor Industries, Inc.	52,150	551,747
*	Timberland Co. Class A	35,338	388,365
* #	TiVo, Inc.	83,837	602,788
*	Town Sports International Holdings, Inc.	32,253	63,861
* #	Tractor Supply Co.	4,600	155,066
*	Trans World Entertainment Corp.	10,828	8,879
*	True Religion Apparel, Inc.	39,344	448,915
*	Tuesday Morning Corp.	104,760	123,617
*	Tween Brands, Inc.	31,625	85,071
* #	Under Armour, Inc. Class A	15,030	278,055
*	Unifi, Inc.	164,600	302,864
	Unifirst Corp.	16,868	442,616
*	Universal Electronics, Inc.	28,102	316,991
* #	Universal Technical Institute, Inc.	55,065	965,289

7

* #	Vail Resorts, Inc.	26,800	624,976
*	Valassis Communications, Inc.	90,461	115,790
	Value Line, Inc.	7,725	278,177
*	VCG Holding Corp.	800	1,264
	Virco Manufacturing Corp.	19,429	40,801
* #	Volcom, Inc.	47,685	395,309
*	Warnaco Group, Inc.	19,941	451,464
#	Warner Music Group Corp.	21,502	44,079
*	Wells-Gardner Electronics Corp.	29,705	18,714
*	West Marine, Inc.	22,569	115,102
#	Weyco Group, Inc.	10,000	287,800
*	Williams Controls, Inc.	20,502	140,439
*	Winmark Corp.	8,216	84,337
#	Winnebago Industries, Inc.	52,134	288,301
* #	WMS Industries, Inc.	18,522	411,559
#	Wolverine World Wide, Inc.	41,900	760,066
#	World Wrestling Entertainment, Inc.	23,380	227,721
*	WPT Enterprises, Inc.	14,720	5,005
*	Xerium Technologies, Inc.	2,358	1,155
*	Zale Corp.	38,304	47,497
* #	Zumiez, Inc.	16,174	115,644
Total Consumer Discretionary			92,290,072

Consumer Staples — (3.8%)
	Alico, Inc.	20,950	586,600
*	Alliance One International, Inc.	238,598	572,635
	American Italian Pasta Co.	481	11,361
	Andersons, Inc.	20,560	336,978
	Arden Group, Inc. Class A	800	91,944
	B&G Foods, Inc.	98,264	455,945
* #	Boston Beer Co., Inc. Class A	10,372	261,789
*	Bridgford Foods Corp.	1,020	4,060
*	Cagle’s, Inc. Class A	700	1,400
#	Calavo Growers, Inc.	34,587	421,961
#	Cal-Maine Foods, Inc.	38,982	1,055,633
*	Caribou Coffee Co.	21,012	31,518
	Casey’s General Stores, Inc.	55,700	1,183,625
	CCA Industries, Inc.	9,802	30,190
* #	Central European Distribution Corp.	34,187	413,663
*	Central Garden & Pet Co.	42,619	257,419
*	Central Garden & Pet Co. Class A	58,002	348,012
* #	Chattem, Inc.	18,462	1,248,031
	Chiquita Brands International, Inc.	43,622	609,836
	Coca-Cola Bottling Co.	2,082	93,586
	Coffee Holding Co., Inc.	12,391	11,028
*	Collective Brands, Inc.	82,220	877,287
*	Craft Brewers Alliance, Inc.	19,300	24,318
*	Cuisine Solutions, Inc.	25,651	16,417
* #	Darling International, Inc.	110,020	504,992
	Del Monte Foods Co.	252,500	1,681,650
#	Diamond Foods, Inc.	52,904	1,358,575
*	Elizabeth Arden, Inc.	29,677	173,017
	Farmer Brothers Co.	46,962	956,146
	Golden Enterprises, Inc.	675	1,552
	Great Atlantic & Pacific Tea, Inc.	47,500	338,200

8

* #	Green Mountain Coffee, Inc.	5,000	191,300
	Griffin Land & Nurseries, Inc. Class A	2,100	72,135
* #	Hain Celestial Group, Inc.	62,400	949,728
	Imperial Sugar Co.	29,528	335,438
	Ingles Market, Inc. Class A	14,541	207,355
*	Integrated Biopharma, Inc.	19,440	4,471
	Inter Parfums, Inc.	71,661	432,832
	J & J Snack Foods Corp.	37,199	1,298,617
#	Lancaster Colony Corp.	20,520	747,133
#	Lance, Inc.	32,111	604,650
* #	Lifeway Foods, Inc.	39,229	290,295
#	Mannatech, Inc.	36,811	99,022
* #	Maui Land & Pineapple Co., Inc.	25,904	239,094
*	Medifast, Inc.	43,988	340,467
	MGP Ingredients, Inc.	7,402	4,086
*	Monterey Pasta Co.	31,260	25,008
	Nash-Finch Co.	18,700	804,661
*	National Beverage Corp.	130,659	1,138,040
*	Natural Alternatives International, Inc.	18,071	110,233
*	NBTY, Inc.	36,293	684,849
#	Nu Skin Enterprises, Inc. Class A	48,800	463,112
	Oil-Dri Corp. of America	9,430	151,351
*	Omega Protein Corp.	47,703	182,225
*	Orchids Paper Products Co.	700	6,825
*	Overhill Farms, Inc.	41,974	193,080
*	Pantry, Inc.	14,830	246,623
*	Parlux Fragrances, Inc.	71,722	200,822
* #	Peet’s Coffee & Tea, Inc.	38,488	782,076
*	Prestige Brands Holdings, Inc.	92,814	589,369
	PriceSmart, Inc.	36,982	602,807
	Ralcorp Holdings, Inc.	6,431	380,844
	Reliv’ International, Inc.	25,692	122,037
*	Revlon, Inc.	31,092	183,754
	Rocky Mountain Chocolate Factory, Inc.	14,167	91,094
#	Sanderson Farms, Inc.	26,178	947,120
*	Sanfilippo (John B.) & Son, Inc.	15,627	85,948
*	Schiff Nutrition International, Inc.	22,064	106,128
	Seaboard Corp.	291	292,455
*	Seneca Foods Corp. Class A	300	6,105
*	Seneca Foods Corp. Class B	700	16,695
*	Smart Balance, Inc.	12,694	92,285
	Spartan Stores, Inc.	54,941	1,020,804
* #	Star Scientific, Inc.	146,718	484,169
	Tasty Baking Co.	6,916	28,356
	The Stephan Co.	900	2,092
*	Tofutti Brands, Inc.	7,749	10,306
	Tootsie Roll Industries, Inc.	8,692	207,478
*	TreeHouse Foods, Inc.	53,953	1,423,820
* #	United Natural Foods, Inc.	33,600	522,144
	United-Guardian, Inc.	13,962	131,592
#	Universal Corp.	19,330	591,111
* #	USANA Health Services, Inc.	5,977	138,726
	Vector Group, Ltd.	20,416	297,257
	Village Super Market, Inc.	10,186	280,522
	WD-40 Co.	16,196	406,034

9

	Weis Markets, Inc.	40,583	1,262,537
*	Winn-Dixie Stores, Inc.	78,400	1,077,216
*	Zapata Corp.	8,656	55,831
Total Consumer Staples			36,221,532

Energy — (3.5%)
	Adams Resources & Energy, Inc.	7,798	137,362
*	Allis-Chalmers Energy, Inc.	71,099	255,956
	Alon USA Energy, Inc.	34,600	408,280
* #	Arena Resources, Inc.	4,084	99,486
	Atlas America, Inc.	35,958	456,667
* #	ATP Oil & Gas Corp.	26,100	116,667
*	Atwood Oceanics, Inc.	33,556	558,707
	Barnwell Industries, Inc.	6,685	35,564
*	Basic Energy Services, Inc.	24,571	235,882
#	Berry Petroleum Corp. Class A	45,000	331,200
* #	Bill Barret Corp.	27,542	608,954
*	Bolt Technology Corp.	28,281	219,178
*	Boots & Coots International Well Control, Inc.	185,105	190,658
* #	BPZ Resources, Inc.	44,657	257,224
*	Brigham Exploration Co.	121,535	303,837
* #	Bristow Group, Inc.	32,162	777,999
* #	Bronco Drilling Co., Inc.	57,209	302,064
*	Cal Dive International, Inc.	23,237	147,323
*	Callon Petroleum Co.	23,961	50,558
	CARBO Ceramics, Inc.	18,000	647,100
* #	Carrizo Oil & Gas, Inc.	38,907	539,251
* #	Cheniere Energy, Inc.	45,179	159,030
	CKX Lands, Inc.	400	4,608
*	Clayton Williams Energy, Inc.	20,325	808,935
*	Complete Production Services, Inc.	71,475	458,155
* #	Comstock Resources, Inc.	40,008	1,525,505
*	Contango Oil & Gas Co.	25,993	1,159,288
*	CREDO Petroleum Corp.	28,871	287,555
	Crosstex Energy, Inc.	5,452	18,101
*	Crusader Energy Group, Inc.	81,755	67,039
*	Dawson Geophysical Co.	18,351	292,331
	Delek US Holdings, Inc.	45,200	314,140
* #	Delta Petroleum Corp.	47,753	207,248
*	Dune Energy, Inc.	12,921	1,938
*	Encore Acquisition Co.	18,449	501,444
* #	Endeavour International Corp.	15,872	10,952
*	Energy Partners, Ltd.	78,851	91,467
*	Evolution Petroleum Corp.	86,542	129,813
*	FieldPoint Petroleum Corp.	27,891	66,381
* #	Forest Oil Corp.	36,438	546,570
*	FX Energy, Inc.	71,934	207,170
*	General Maritime Corp.	16,406	174,232
*	Geokinetics, Inc.	27,788	91,423
*	Geomet, Inc.	109,098	136,372
*	GeoResources, Inc.	12,859	92,328
*	GMX Resources, Inc.	230	5,214
	Gulf Island Fabrication, Inc.	37,036	466,283
*	Gulfmark Offshore, Inc.	35,200	842,688
*	Gulfport Energy Corp.	98,177	376,018

10

* #	Harvest Natural Resources, Inc.	97,029	388,116
*	HKN, Inc.	24,817	66,758
* #	Hornbeck Offshore Services, Inc.	28,100	498,494
* #	Hyperdynamics Corp.	2,346	1,243
* #	International Coal Group, Inc.	21,084	51,023
* #	James River Coal Co.	24,136	327,284
*	Kodiak Oil & Gas Corp.	17,109	5,817
	Lufkin Industries, Inc.	18,431	644,163
* #	Mariner Energy, Inc.	114,782	1,136,342
#	Massey Energy Co.	16,700	253,506
*	Matrix Service Co.	39,143	207,066
* #	McMoran Exploration Co.	50,596	338,487
*	Meridian Resource Corp.	143,013	44,334
*	Mexco Energy Corp.	3,000	31,560
*	Mitcham Industries, Inc.	31,489	113,990
*	NATCO Group, Inc. Class A	26,200	448,806
*	National Coal Corp.	48,417	61,005
*	Natural Gas Services Group	36,791	314,563
*	Newpark Resources, Inc.	167,448	704,956
*	Northern Oil & Gas, Inc.	41,697	131,763
* #	Oil States International, Inc.	30,600	560,286
*	OMNI Energy Services Corp.	48,116	55,815
	Overseas Shipholding Group, Inc.	100	3,570
	Panhandle Royalty Co.	22,335	452,284
*	Parallel Petroleum Corp.	43,890	106,214
*	Parker Drilling Co.	128,930	273,332
#	Penn Virginia Corp.	9,106	187,584
*	Petroleum Development Corp.	28,284	487,899
* #	PetroQuest Energy, Inc.	103,954	658,029
*	PHI, Inc. Non-Voting	29,033	348,977
*	PHI, Inc. Voting	200	3,150
*	Pioneer Drilling Co.	89,426	444,447
*	PowerSecure International, Inc.	27,555	108,291
#	Precision Drilling Trust	38,751	192,592
*	Quest Resource Corp.	2,538	990
*	Royale Energy, Inc.	23,015	53,855
	RPC, Inc.	91,531	680,991
*	Stone Energy Corp.	14,837	127,301
* #	SulphCo, Inc.	61,975	35,326
*	Superior Well Services, Inc.	50,374	462,937
*	Swift Energy Corp.	37,617	576,292
*	T-3 Energy Services, Inc.	10,841	138,223
*	Teton Energy Corp.	4,664	4,431
*	TETRA Technologies, Inc.	32,446	168,395
*	TGC Industries, Inc.	47,618	108,569
*	Toreador Resources Corp.	50,887	121,111
* #	Trico Marine Services, Inc.	11,411	70,976
* #	Tri-Valley Corp.	72,680	98,118
* #	TXCO Resources, Inc.	75,760	121,974
*	Union Drilling, Inc.	52,139	238,797
* #	Unit Corp.	12,500	311,750
#	USEC, Inc.	132,563	674,746
*	VAALCO Energy, Inc.	95,482	717,070
* #	Venoco, Inc.	700	2,079
* #	Verenium Corp.	7,248	8,915

11

*	Warren Resources, Inc.	76,888	138,398
#	Western Refining, Inc.	18,100	211,046
*	Westmoreland Coal Co.	16,103	147,342
*	Whiting Petroleum Corp.	35,546	1,030,834
#	World Fuel Services Corp.	43,100	1,455,487
Total Energy			33,079,844

Financials — (15.6%)
	1st Source Corp.	61,576	1,096,053
	21st Century Holding Co.	22,168	93,549
	Abigail Adams National Bancorp, Inc.	1,600	3,040
	Abington Bancorp, Inc.	74,472	525,028
	Access National Corp.	2,900	12,325
	Advance America Cash Advance Centers, Inc.	67,174	94,715
	Advanta Corp. Class A	12,560	7,536
	Advanta Corp. Class B	95,661	74,616
	Affirmative Insurance Holdings, Inc.	34,457	50,307
	Alliance Bancorp, Inc. of Pennsylvania	1,300	10,348
	Alliance Financial Corp.	300	5,583
*	Alphatec Holdings, Inc.	125,317	271,938
	Amcore Financial, Inc.	34,466	47,908
	American Bancorp of New Jersey, Inc.	32,291	344,222
	American Equity Investment Life Holding Co.	106,063	709,561
*	American Independence Corp.	4,724	19,699
	American Physicians Capital, Inc.	18,700	795,124
	American River Bankshares	8,043	80,430
#	American West Bancorporation	35,354	26,515
* #	AmeriCredit Corp.	161,600	761,136
	Ameris Bancorp	26,469	202,753
*	Amerisafe, Inc.	54,763	1,025,711
	AmeriServe Financial, Inc.	66,711	122,081
	AmTrust Financial Services, Inc.	50,004	410,533
	Anchor Bancorp Wisconsin, Inc.	10,750	21,715
*	Appalachian Bancshares, Inc.	8,025	14,445
	Arrow Financial Corp.	30,135	709,378
	Asset Acceptance Capital Corp.	83,749	350,908
	ASTA Funding, Inc.	4,800	8,544
*	Atlantic American Corp.	5,200	4,992
	Atlantic Coast Federal Corp.	24,796	105,879
	Atlantic Southern Financial Group, Inc.	1,100	6,875
	Auburn National Bancorporation, Inc.	300	6,000
* #	B of I Holding, Inc.	23,007	103,531
	Baldwin & Lyons, Inc. Class A	550	8,772
	Baldwin & Lyons, Inc. Class B	12,275	206,097
	BancFirst Corp.	33,575	1,195,941
	Bancorp Rhode Island, Inc.	2,393	46,951
#	BancorpSouth, Inc.	61,904	1,169,986
	BancTrust Financial Group, Inc.	28,620	253,859
	Bank Mutual Corp.	134,507	1,187,697
	Bank of Commerce Holdings	1,200	4,740
*	Bank of Florida Corp.	27,898	86,205
	Bank of Granite Corp.	34,317	107,755
	Bank of the Ozarks, Inc.	20,934	474,992
#	BankAtlantic Bancorp, Inc.	19,263	44,690
	BankFinancial Corp.	61,900	596,097

12

	Banner Corp.	29,611	93,275
	Bar Harbor Bankshares	3,100	78,988
	BCB Bancorp, Inc.	300	2,850
*	Beach First National Bancshares, Inc.	7,905	21,502
*	Beneficial Mutual Bancorp, Inc.	68,458	655,828
	Benjamin Franklin Bancorp, Inc.	17,113	185,163
	Berkshire Bancorp, Inc.	350	1,676
	Berkshire Hills Bancorp, Inc.	30,709	722,276
*	Beverly Hills Bancorp, Inc.	29,203	3,563
	BGC Partners, Inc. Class A	102,351	246,666
	Boston Private Financial Holdings, Inc.	46,000	216,660
*	Bridge Capital Holdings	1,044	5,377
*	Broadpoint Securities Group, Inc.	120,051	270,115
#	Brookline Bancorp, Inc.	116,099	1,122,677
	Brooklyn Federal Bancorp, Inc.	8,779	109,123
	Bryn Mawr Bank Corp.	7,159	133,014
	C&F Financial Corp.	200	3,000
	Cadence Financial Corp.	37,220	161,163
	California First National Bancorp	2,900	23,722
	Camco Financial Corp.	1,385	2,618
	Camden National Corp.	16,700	389,110
	Capital Bank Corp.	3,409	14,488
#	Capital City Bank Group, Inc.	42,610	682,612
#	Capital Corp. of the West	18,276	14,073
* ●	Capital Properties, Inc. Class B	550	—
	Capital Southwest Corp.	12,550	1,150,333
* #	CapitalSouth Bancorp	2,406	2,310
	Capitol Bancorp, Ltd.	42,300	254,223
	Cardinal Financial Corp.	61,330	340,381
	Carver Bancorp, Inc.	900	4,374
	Cascade Financial Corp.	16,607	51,648
	Cash America International, Inc.	24,852	454,295
#	Cathay General Bancorp	50,106	636,346
	Center Bancorp, Inc.	37,107	271,252
	Center Financial Corp.	45,945	220,536
	Centerstate Banks of Florida, Inc.	900	12,276
	Central Bancorp, Inc.	300	1,470
*	Central Jersey Bancorp	13,533	91,483
	Central Pacific Financial Corp.	46,752	314,641
	Centrue Financial Corp.	1,000	5,250
	Century Bancorp, Inc. Class A	1,160	19,546
	CFS Bancorp, Inc.	7,141	16,710
	Chemical Financial Corp.	34,057	776,500
*	Chicopee Bancorp, Inc.	600	6,666
	Citizens Community Bancorp, Inc.	17,882	123,028
	Citizens First Bancorp, Inc.	3,144	3,930
	Citizens Holding Co.	300	6,148
	Citizens Republic Bancorp, Inc.	16,284	18,727
	Citizens South Banking Corp.	2,100	8,652
* #	Citizens, Inc.	132,377	1,078,873
	City Holding Co.	21,859	561,995
	Clifton Savings Bancorp, Inc.	64,153	669,757
*	CNA Surety Corp.	67,359	1,114,791
	CNB Financial Corp.	3,500	39,165
	CoBiz Financial, Inc.	36,133	171,632

13

	Codorus Valley Bancorp, Inc.	630	4,725
#	Cohen & Steers, Inc.	24,435	263,898
	Colony Bankcorp, Inc.	3,600	29,250
	Columbia Banking System, Inc.	35,528	316,199
	Comm Bancorp, Inc.	762	31,242
*	Command Security Corp.	34,246	124,655
	Commercial National Financial Corp.	700	11,018
	Commonwealth Bankshares, Inc.	2,000	12,200
* #	Community Bancorp	3,066	8,278
	Community Bank System, Inc.	42,000	753,900
	Community Trust Bancorp, Inc.	35,376	989,467
	Community West Bancshares	2,300	8,625
	Compass Diversified Holdings	71,056	768,115
* #	CompuCredit Corp.	48,600	155,520
	Consolidated-Tokoma Land Co.	7,256	210,787
*	Consumer Portfolio Services, Inc.	27,934	14,805
	Cooperative Bankshares, Inc.	700	822
*	Core-Mark Holding Co., Inc.	23,946	439,170
#	Corus Bankshares, Inc.	79,771	88,546
*	Cowen Group, Inc.	17,400	100,050
*	Cowlitz Bancorporation	300	1,755
	Crawford & Co. Class A	7,900	45,899
#	Crawford & Co. Class B	800	7,176
*	Crescent Financial Corp.	26,020	91,330
	CVB Financial Corp.	77,436	696,150
*	Dearborn Bancorp, Inc.	14,046	27,600
	Delphi Financial Group, Inc. Class A	37,951	575,717
*	Diamond Hill Investment Group, Inc.	6,096	313,395
	Dime Community Bancshares	56,285	565,664
* #	Dollar Financial Corp.	39,500	310,075
	Donegal Group, Inc. Class A	62,225	872,394
	Donegal Group, Inc. Class B	870	13,107
*	Doral Financial Corp.	4,700	24,017
	East West Bancorp, Inc.	35,581	337,664
	Eastern Insurance Holdings, Inc.	28,244	295,150
	Eastern Virginia Bankshares, Inc.	300	2,971
	ECB Bancorp, Inc.	100	1,647
* #	eHealth, Inc.	20,599	284,678
	EMC Insurance Group, Inc.	20,428	396,712
	Employers Holdings, Inc.	31,415	425,359
*	Encore Bancshares, Inc.	8,419	37,970
*	Encore Capital Group, Inc.	57,334	301,577
	Enterprise Bancorp, Inc.	600	5,850
	Enterprise Financial Services Corp.	27,654	290,367
	ESB Financial Corp.	2,937	32,307
	ESSA Bancorp, Inc.	49,881	665,413
	Evans Bancorp, Inc.	300	3,861
#	Evercore Partners, Inc. Class A	9,420	105,787
*	ExlService Holdings, Inc.	18,451	146,685
*	EZCORP, Inc. Class A	3,000	40,710
#	F.N.B. Corp.	100,577	795,564
	Farmers Capital Bank Corp.	3,001	55,458
	FBL Financial Group, Inc. Class A	24,700	254,657
*	FCStone Group, Inc.	291	1,120
	Federal Agriculture Mortgage Corp. Class A	300	825

14

	Federal Agriculture Mortgage Corp. Class C	8,285	27,506
	Fidelity Bancorp, Inc.	692	5,059
	Fidelity Southern Corp.	20,091	60,075
#	Financial Federal Corp.	22,600	490,872
	Financial Institutions, Inc.	3,773	31,542
*	First Acceptance Corp.	135,480	380,699
	First Bancorp (318672102)	40,600	288,666
	First Bancorp (318910106)	45,111	649,147
	First Bancorp, Inc.	1,100	17,523
	First Bancshares, Inc. (318687100)	400	5,196
	First Bancshares, Inc. (318916103)	300	2,604
#	First Busey Corp.	64,565	564,944
	First Business Financial Services, Inc.	700	8,820
* #	First Cash Financial Services, Inc.	57,738	971,153
	First Citizens BancShares, Inc.	686	95,944
	First Commonwealth Financial Corp.	116,633	1,118,510
#	First Community Bancshares, Inc.	20,445	351,858
	First Defiance Financial Corp.	16,152	110,964
	First Federal Bancshares of Arkansas, Inc.	3,700	26,825
	First Federal Bankshares, Inc.	200	294
	First Federal of Northern Michigan Bancorp, Inc.	2,300	2,760
	First Financial Bancorp	99,481	807,786
	First Financial Bankshares, Inc.	12,094	536,853
	First Financial Corp.	34,653	1,148,747
	First Financial Holdings, Inc.	23,519	356,078
#	First Financial Northwest, Inc.	15,339	132,836
	First Financial Service Corp.	1,790	17,828
*	First Keystone Financial, Inc.	200	1,310
	First M&F Corp.	300	1,860
*	First Mariner Bancorp, Inc.	1,800	1,602
	First Merchants Corp.	27,942	438,131
*	First Mercury Financial Corp.	41,851	462,454
#	First Midwest Bancorp, Inc.	9,359	93,590
	First PacTrust Bancorp, Inc.	1,116	8,928
	First Place Financial Corp.	16,192	46,471
*	First Regional Bancorp	7,251	23,203
	First Security Group, Inc.	17,378	75,942
#	First South Bancorp, Inc.	25,733	211,268
	First State Financial Corp.	881	1,172
	First United Corp.	1,400	17,010
	First West Virginia Bancorp, Inc.	416	3,515
	Firstbank Corp.	2,058	13,382
*	FirstCity Financial Corp.	11,332	33,769
	FirstMerit Corp.	95,640	1,546,499
#	Flagstar Bancorp, Inc.	56,913	34,148
	Flushing Financial Corp.	45,653	361,572
	FNB United Corp.	24,577	72,011
* #	Forestar Group, Inc.	510	5,686
*	Fox Chase Bancorp, Inc.	1,900	18,772
*	FPIC Insurance Group, Inc.	15,502	603,493
#	Frontier Financial Corp.	3,582	6,340
*	GAINSCO, INC.	46,311	66,456
	GAMCO Investors, Inc.	6,117	191,095
	German American Bancorp, Inc.	31,480	349,428
#	Glacier Bancorp, Inc.	39,568	607,369

15

*	Golfsmith International Holdings, Inc.	632	518
#	Great Southern Bancorp, Inc.	9,099	96,449
	Greene Bancshares, Inc.	25,399	251,196
#	Greenhill & Co., Inc.	400	26,008
	Grubb & Ellis Co.	102,555	64,610
	GS Financial Corp.	500	6,070
*	Guaranty Bancorp	83,889	127,511
	Guaranty Federal Bancshares, Inc.	3,366	18,850
*	Hallmark Financial Services, Inc.	56,711	438,943
	Hampden Bancorp, Inc.	2,100	18,186
*	Hampton Roads Bankshares, Inc.	6,649	56,915
	Hancock Holding Co.	32,324	884,708
	Hanmi Financial Corp.	5,729	10,942
	Harleysville Group, Inc.	29,969	852,318
	Harleysville National Corp.	121,705	1,133,074
	Harrington West Financial Group, Inc.	1,200	2,400
* #	Harris & Harris Group, Inc.	67,903	238,340
	Heartland Financial USA, Inc.	42,763	588,847
	Heritage Commerce Corp.	21,053	151,792
	Heritage Financial Corp.	12,199	149,194
	Heritage Financial Group	27,550	239,134
	HF Financial Corp.	1,457	17,193
*	HFF, Inc.	9,300	20,460
*	Hilltop Holdings, Inc.	86,300	863,000
	Hingham Institution for Savings	559	14,143
	HMN Financial, Inc.	4,571	13,759
#	Home Bancshares, Inc.	54,678	1,125,820
	Home Federal Bancorp, Inc.	51,338	461,529
	HopFed Bancorp, Inc.	2,237	21,699
	Horace Mann Educators Corp.	38,700	361,845
	Horizon Bancorp	300	3,750
#	Horizon Financial Corp.	6,397	15,673
	IBERIABANK Corp.	24,447	1,036,308
	Imperial Capital Bancorp, Inc.	1,685	1,550
	Independence Holding Co.	36,597	109,791
#	Independent Bank Corp. (453836108)	33,031	612,395
	Independent Bank Corp. (453838104)	20,768	33,021
	Indiana Community Bancorp	900	10,719
	Infinity Property & Casualty Corp.	17,500	672,000
	Integra Bank Corp.	31,380	50,522
*	International Assets Holding Corp.	14,101	95,182
#	International Bancshares Corp.	53,369	972,383
	Intervest Bancshares Corp.	3,858	14,467
* #	Investment Technology Group, Inc.	30,560	662,541
*	Investors Bancorp, Inc.	107,423	1,147,278
	Investors Title Co.	829	27,850
	Irwin Financial Corp.	2,127	5,084
*	JMP Group, Inc.	2,010	10,171
#	Jones Lang LaSalle, Inc.	26,000	613,860
* #	KBW, Inc.	30,600	574,668
	Kearny Financial Corp.	75,795	817,828
	Kentucky First Federal Bancorp	3,200	32,000
	K-Fed Bancorp	38,167	305,336
*	Knight Capital Group, Inc.	37,500	676,125
*	LaBranche & Co., Inc.	5,300	36,358

16

	Lakeland Bancorp, Inc.	46,869	366,047
	Lakeland Financial Corp.	30,880	636,128
	Landmark Bancorp, Inc.	1,929	33,979
	Legacy Bancorp, Inc.	26,106	261,321
	Life Partners Holdings, Inc.	18,831	715,578
*	Liquidity Services, Inc.	59,930	427,301
	LNB Bancorp, Inc.	18,712	106,658
*	LoopNet, Inc.	78,524	510,406
*	Louisiana Bancorp, Inc.	5,122	63,513
	LSB Corp.	2,084	16,339
#	Macatawa Bank Corp.	24,188	65,549
	MainSource Financial Group, Inc.	60,517	591,251
*	Market Leader, Inc.	70,335	124,141
*	MarketAxess Holdings, Inc.	40,061	309,271
*	Marlin Business Services, Inc.	2,086	8,281
	Mayflower Bancorp, Inc.	100	575
	MB Financial, Inc.	52,688	860,922
* #	MBIA, Inc.	37,270	143,862
	MBT Financial Corp.	37,831	99,496
	Meadowbrook Insurance Group, Inc.	77,400	469,818
	Medallion Financial Corp.	35,164	237,709
#	Mercantile Bancorp, Inc.	550	5,500
	Mercantile Bank Corp.	5,012	23,657
	Mercer Insurance Group, Inc.	12,459	169,567
	Merchants Bancshares, Inc.	11,342	221,736
*	Meridian Interstate Bancorp, Inc.	1,500	13,125
	Meta Financial Group, Inc.	2,200	20,372
	MetroCorp Bancshares, Inc.	5,176	24,534
	MicroFinancial, Inc.	13,300	32,585
	Mid Penn Bancorp, Inc.	531	9,956
	MidSouth Bancorp, Inc.	1,193	11,512
	Midwest Banc Holdings, Inc.	12,800	14,976
	Monroe Bancorp	400	3,524
*	Move, Inc.	176,731	298,675
	MutualFirst Financial, Inc.	3,158	21,727
	Nara Bancorp, Inc.	45,643	269,750
	National Interstate Corp.	21,199	336,640
	National Penn Bancshares, Inc.	121,760	1,178,637
	National Security Group, Inc.	1,000	7,000
	National Western Life Insurance Co. Class A	1,900	235,847
*	Navigators Group, Inc.	17,941	921,091
#	NBT Bancorp, Inc.	28,100	641,804
	Nelnet, Inc. Class A	55,734	770,244
*	New Century Bancorp, Inc.	1,300	6,370
	New England Bancshares, Inc.	19,897	129,330
	New Hampshire Thrift Bancshares, Inc.	2,320	18,560
	New Westfield Financial, Inc.	99,890	961,941
	NewAlliance Bancshares, Inc.	170,335	1,871,982
	NewBridge Bancorp	10,172	22,378
*	Newport Bancorp, Inc.	700	8,057
* #	NewStar Financial, Inc.	68,873	203,864
*	Nexity Financial Corp.	4,726	3,285
	North Central Bancshares, Inc.	400	4,196
	North Valley Bancorp	6,898	25,730
	Northeast Community Bancorp, Inc.	35,208	276,383

17

	Northfield Bancorp, Inc.	5,234	52,026
	Northrim Bancorp, Inc.	5,998	60,340
	Northwest Bancorp, Inc.	41,368	767,790
	Norwood Financial Corp.	515	14,641
	NYMAGIC, Inc.	11,000	187,660
	OceanFirst Financial Corp.	26,756	343,012
*	Ocwen Financial Corp.	81,200	722,680
	Ohio Valley Banc Corp.	600	11,310
	Old National Bancorp	86,776	1,104,658
#	Old Second Bancorp, Inc.	23,559	210,617
	OneBeacon Insurance Group, Ltd.	6,450	54,502
	optionsXpress Holding, Inc.	47,300	515,097
*	Oritani Financial Corp.	33,187	494,818
	Osage Bancshares, Inc.	600	4,392
#	PAB Bankshares, Inc.	246	922
#	Pacific Capital Bancorp	28,515	302,544
	Pacific Continental Corp.	7,100	89,602
	Pacific Mercantile Bancorp	10,434	43,823
*	Pacific Premier Bancorp, Inc.	3,109	11,192
*	Pacific State Bancorp	1,600	4,208
#	PacWest Bancorp	26,201	443,059
	Pamrapo Bancorp, Inc.	504	3,508
	Park Bancorp, Inc.	200	858
#	Park National Corp.	11,600	629,300
	Parkvale Financial Corp.	1,380	16,933
	Patriot National Bancorp	1,100	7,678
	Peapack-Gladstone Financial Corp.	18,769	412,918
	Penns Woods Bancorp, Inc.	2,700	64,732
*	Pennsylvania Commerce Bancorp, Inc.	7,046	144,443
*	Penson Worldwide, Inc.	55,156	329,833
	Peoples Bancorp of North Carolina	450	3,600
	Peoples Bancorp, Inc.	25,865	260,461
*	Peoples Community Bancorp	1,100	220
* #	PHH Corp.	60,665	670,348
*	PICO Holdings, Inc.	24,200	615,164
*	Pinnacle Financial Partners, Inc.	66,130	1,562,652
* #	Piper Jaffray Companies, Inc.	16,400	470,844
*	PMA Capital Corp. Class A	70,952	390,946
	PMI Group, Inc.	30,200	41,978
	Porter Bancorp, Inc.	1,409	17,260
* #	Portfolio Recovery Associates, Inc.	14,700	346,773
	Preferred Bank	6,550	36,483
	Premier Financial Bancorp, Inc.	900	5,490
	Presidential Life Corp.	26,736	258,537
	Princeton National Bancorp, Inc.	2,000	36,000
#	PrivateBancorp, Inc.	28,986	422,616
*	ProAssurance Corp.	173	8,176
#	Prosperity Bancshares, Inc.	80,033	2,164,893
	Providence Community Bancshares, Inc.	300	1,950
	Provident Bankshares Corp.	58,398	374,915
	Provident Financial Holdings, Inc.	6,050	27,225
	Provident Financial Services, Inc.	91,753	1,002,860
	Provident New York Bancorp	80,451	764,284
	Prudential Bancorp, Inc. of Pennsylvania	1,700	17,816
	Pulaski Financial Corp.	6,987	49,957

18

	QC Holdings, Inc.	24,181	102,769
	Radian Group, Inc.	72,600	233,772
	Rainier Pacific Financial Group, Inc.	16,724	27,595
	Renasant Corp.	46,707	565,622
	Republic Bancorp, Inc. Class A	34,043	612,774
*	Republic First Bancorp, Inc.	10,130	76,178
	Resource America, Inc.	40,947	167,064
*	Rewards Network, Inc.	3,599	9,501
	Riverview Bancorp, Inc.	15,727	54,258
	RLI Corp.	17,700	999,873
	Rockville Financial, Inc.	59,873	683,750
	Roma Financial Corp.	54,889	624,637
	Rome Bancorp, Inc.	24,972	194,032
	Royal Bancshares of Pennsylvania, Inc. Class A	1,200	4,560
#	S&T Bancorp, Inc.	25,799	656,069
	S.Y. Bancorp, Inc.	21,494	489,633
	Safety Insurance Group, Inc.	41,390	1,449,478
	Salisbury Bancorp, Inc.	200	4,750
	Sanders Morris Harris Group, Inc.	47,751	198,644
	Sandy Spring Bancorp, Inc.	34,468	486,688
	SCBT Financial Corp.	29,543	793,525
*	Seabright Insurance Holdings	54,774	568,006
	Seacoast Banking Corp. of Florida	38,765	177,931
#	Security Bank Corp.	28,744	22,995
*	Security National Financial Corp. Class A	2,251	4,998
	Selective Insurance Group, Inc.	42,400	650,840
	Shore Bancshares, Inc.	7,469	128,616
	SI Financial Group, Inc.	39,659	247,869
	Siebert Financial Corp.	7,500	11,475
#	Sierra Bancorp	22,744	278,614
* #	Signature Bank	23,520	604,229
	Simmons First National Corp. Class A	38,450	947,408
	Smithtown Bancorp, Inc.	33,365	459,770
	Somerset Hills Bancorp	15,789	96,944
	South Financial Group, Inc.	28,557	53,687
*	Southcoast Financial Corp.	2,027	6,182
	Southern Community Financial Corp.	47,441	171,262
*	Southern Connecticut Bancorp, Inc.	100	680
*	Southern First Bancshares, Inc.	2,130	12,886
	Southern Missouri Bancorp, Inc.	400	4,000
	Southside Bancshares, Inc.	39,215	745,869
	Southwest Bancorp, Inc.	30,356	318,131
	Southwest Georgia Financial Corp.	1,320	12,144
*	Specialty Underwriters’ Alliance, Inc.	2,200	7,172
	State Auto Financial Corp.	51,696	1,142,482
	State Bancorp, Inc.	45,723	274,338
	StellarOne Corp.	40,914	533,519
#	Sterling Bancorp	35,836	394,913
	Sterling Bancshares, Inc.	107,285	596,505
	Sterling Financial Corp.	36,484	67,495
	Stewart Information Services Corp.	32,600	483,784
*	Stifel Financial Corp.	31,000	1,086,240
*	Stratus Properties, Inc.	14,187	119,313
	Suffolk Bancorp	26,336	803,511
*	Sun American Bancorp	8,700	2,610

19

*	Sun Bancorp, Inc.	49,991	282,949
*	Superior Bancorp	341	934
	Susquehanna Bancshares, Inc.	44,032	484,352
*	Susser Holdings Corp.	29,905	390,858
	SWS Group, Inc.	54,056	791,920
	Taylor Capital Group, Inc.	8,963	57,274
	Teche Holding Co.	1,200	34,200
*	Tejon Ranch Co.	14,270	311,799
	Temecula Valley Bancorp, Inc.	9,253	10,641
*	Tennessee Commerce Bancorp, Inc.	13,817	141,624
*	Texas Capital Bancshares, Inc.	54,694	617,495
	TF Financial Corp.	800	14,360
*	The Bancorp, Inc.	15,713	48,553
	The Phoenix Companies, Inc.	4,466	7,815
	The Savannah Bancorp, Inc.	300	2,727
	The Wilber Corp.	1,000	7,420
*	thinkorswim Group, Inc.	55,870	420,142
	Thomas Properties Group, Inc.	67,004	134,008
*	Thomas Weisel Partners Group, Inc.	23,988	74,123
	TIB Financial Corp.	7,397	29,440
*	Tidelands Bancshares, Inc.	800	2,320
	TierOne Corp.	8,542	13,753
	Timberland Bancorp, Inc.	8,451	49,607
	Tompkins Financial Corp.	23,703	1,188,705
#	Tower Group, Inc.	25,610	642,043
	TowneBank	15,181	316,372
* #	Tradestation Group, Inc.	93,075	512,843
#	TriCo Bancshares	29,264	589,377
	TrustCo Bank Corp.	58,649	392,948
	Trustmark Corp.	81,319	1,650,776
	UCBH Holdings, Inc.	93,800	218,554
#	Umpqua Holdings Corp.	93,664	917,907
*	Unico American Corp.	4,300	32,637
	Union Bankshares Corp.	38,790	606,288
*	United America Indemnity, Ltd.	15,203	160,848
#	United Bankshares, Inc.	55,038	1,155,248
*	United Capital Corp.	600	11,640
#	United Community Banks, Inc.	28,094	144,684
	United Community Financial Corp.	71,566	36,499
	United Financial Bancorp, Inc.	51,600	707,436
	United Fire & Casualty Co.	38,934	780,627
*	United PanAm Financial Corp.	8,167	8,739
#	United Security Bancshares	37,104	304,995
	United Western Bancorp, Inc.	9,675	78,658
	Unitrin, Inc.	45,580	581,601
	Unity Bancorp, Inc.	3,604	12,722
*	Universal American Corp.	67,500	666,225
	Universal Insurance Holdings, Inc.	52,583	190,350
	Univest Corp. of Pennsylvania	37,450	857,605
	ViewPoint Financial Group	71,689	1,023,002
*	Virginia Commerce Bancorp, Inc.	18,291	76,273
*	Virtus Investment Partners, Inc.	223	1,351
	Washington Banking Co.	13,233	114,333
	Washington Federal, Inc.	79,670	978,348
	Washington Trust Bancorp, Inc.	29,643	484,959

20

* #	Waterstone Financial, Inc.	85,665	211,593
	Webster Financial Corp.	65,231	272,666
	Wesbanco, Inc.	79,092	1,634,041
	West Bancorporation	40,603	328,884
	West Coast Bancorp	6,334	18,812
#	Westamerica Bancorporation	11,501	491,438
* #	Western Alliance Bancorp	27,800	211,558
	Westwood Holdings Group, Inc.	18,239	506,315
*	White River Capital, Inc.	300	1,830
	Whitney Holding Corp.	94,535	1,228,010
	Wilshire Bancorp, Inc.	62,920	431,631
*	Wilshire Enterprises, Inc.	10,400	10,036
	Wintrust Financial Corp.	18,525	247,679
* #	World Acceptance Corp.	31,970	612,225
	WSB Holdings, Inc.	800	2,120
	WVS Financial Corp.	500	8,087
	Yadkin Valley Financial Corp.	33,283	305,871
	Zenith National Insurance Corp.	51,424	1,441,929
*	ZipRealty, Inc.	23,745	68,623
Total Financials			148,042,067

Health Care — (12.0%)
*	A.D.A.M., Inc.	24,309	78,397
* #	Abaxis, Inc.	15,705	248,453
*	ABIOMED, Inc.	61,657	831,753
* #	Acadia Pharmaceuticals, Inc.	58,384	58,968
*	Accelrys, Inc.	55,837	211,064
* #	Accuray, Inc.	6,170	38,131
* #	Acorda Therapeutics, Inc.	21,217	520,453
*	Adolor Corp.	128,318	256,636
* #	Advanced Medical Optics, Inc.	45,494	999,503
*	Affymax, Inc.	15,077	196,001
* #	Air Methods Corp.	24,301	473,869
*	Akorn, Inc.	62,666	139,745
*	Albany Molecular Research, Inc.	67,043	574,559
*	Alexza Pharmaceuticals, Inc.	62,642	181,035
* #	Align Technology, Inc.	19,960	157,285
* #	Alkermes, Inc.	51,290	588,296
*	Alliance Imaging, Inc.	93,416	827,666
*	Allied Healthcare International, Inc.	111,138	110,027
*	Allied Healthcare Products, Inc.	1,200	5,148
*	Allion Healthcare, Inc.	64,350	294,079
* #	Allos Therapeutics, Inc.	115,448	903,958
	Allscripts-Misys Healthcare Solutions, Inc.	47,200	397,424
* #	Almost Family, Inc.	23,386	721,224
* #	Alnylam Pharmaceuticals, Inc.	16,000	337,440
* #	AMAG Pharmaceuticals, Inc.	13,598	479,329
* #	Amedisys, Inc.	26,671	1,099,645
*	America Services Group, Inc.	31,080	354,312
*	American Caresource Holding, Inc.	28,267	196,456
*	American Dental Partners, Inc.	39,933	267,950
* #	American Medical Systems Holdings, Inc.	44,700	478,290
*	American Shared Hospital Services	2,600	4,160
* #	AMERIGROUP Corp.	38,474	1,076,118
*	AMICAS, Inc.	124,009	199,034

21

* #	Amicus Therapeutics, Inc.	15,763	136,980
*	AMN Healthcare Services, Inc.	729	4,957
* #	Amsurg Corp.	44,500	871,755
*	Anadys Pharmaceuticals, Inc.	70,075	365,091
	Analogic Corp.	13,000	325,000
*	AngioDynamics, Inc.	30,431	413,862
*	Anika Therapeutics, Inc.	10,617	43,317
* #	Antigenics, Inc.	63,187	24,011
*	Ardea Biosciences, Inc.	23,979	298,539
* #	Arena Pharmaceuticals, Inc.	102,478	424,259
*	Ariad Pharmaceuticals, Inc.	50,540	84,402
*	Arqule, Inc.	75,869	299,683
* #	Array BioPharma, Inc.	51,610	206,440
*	Arrhythmia Research Technology, Inc.	6,700	15,410
*	ArthroCare Corp.	14,149	97,911
*	Aspect Medical Systems, Inc.	10,351	39,334
*	Assisted Living Concepts, Inc.	116,782	463,625
*	AtriCure, Inc.	39,600	53,460
	Atrion Corp.	3,599	294,398
*	ATS Medical, Inc.	190,654	482,355
*	Auxilium Pharmaceuticals, Inc.	6,049	184,857
*	Avalon Pharmaceuticals, Inc.	13,287	4,518
* #	AVI BioPharma, Inc.	7,791	6,778
*	Bioanalytical Systems, Inc.	2,800	4,270
* #	BioCryst Pharmaceuticals, Inc.	3,417	6,492
*	Bio-Imaging Technologies, Inc.	48,969	165,026
* #	BioLase Technology, Inc.	62,532	45,023
* #	BioMimetic Therapeutics, Inc.	41,232	332,742
* #	Bio-Reference Laboratories, Inc.	20,371	497,052
*	BioSante Pharmaceuticals, Inc.	88,737	141,979
*	BioScrip, Inc.	79,974	135,156
*	BioSphere Medical, Inc.	28,751	81,940
*	Bovie Medical Corp.	44,900	303,075
*	Bruker BioSciences Corp.	20,705	83,441
*	BSD Medical Corp.	63,925	211,592
*	Cadence Pharmaceuticals, Inc.	68,617	494,042
*	Caliper Life Sciences, Inc.	14,598	18,831
	Cambrex Corp.	41,086	134,351
*	Cantel Medical Corp.	43,530	652,515
*	Capital Senior Living Corp.	71,614	188,345
*	Caraco Pharmaceutical Laboratories, Ltd.	56,112	258,115
*	Cardiac Science Corp.	61,528	330,405
*	Cardica, Inc.	42,614	135,939
* #	Cardium Therapeutics, Inc.	800	744
*	CAS Medical Systems, Inc.	16,119	29,820
*	Catalyst Health Solutions, Inc.	18,012	396,624
*	Catalyst Pharmaceutical Partners, Inc.	2,000	5,400
*	Celera Corp.	93,902	792,533
* #	Celldex Therapeutics, Inc.	35,816	266,113
* #	Centene Corp.	31,520	558,850
* #	Cepheid, Inc.	50,229	373,704
#	Chemed Corp.	17,370	697,058
* #	Cleveland Biolabs, Inc.	21,072	57,737
* #	Clinical Data, Inc.	30,600	238,068
*	Columbia Laboratories, Inc.	152,383	182,860

22

* #	CombiMatrix Corp.	17,338	135,757
#	Computer Programs & Systems, Inc.	31,945	802,778
* #	Conceptus, Inc.	27,216	390,822
*	CONMED Corp.	51,250	802,062
*	Continucare Corp.	67,052	134,104
	Cooper Companies, Inc.	18,200	345,254
* #	Corvel Corp.	29,571	521,632
*	CPEX Pharmaceuticals, Inc.	6,088	42,312
*	Cross Country Healthcare, Inc.	62,610	468,949
* #	CryoLife, Inc.	48,776	401,914
*	Cutera, Inc.	30,049	201,629
* #	CV Therapeutics, Inc.	128,433	2,009,976
* #	Cyberonics, Inc.	44,625	686,779
*	Cyclacel Pharmaceuticals, Inc.	3,577	1,109
*	Cynosure, Inc. Class A	15,722	122,946
*	Cypress Bioscience, Inc.	88,213	749,810
*	Cytokinetics, Inc.	127,291	269,857
*	Cytomedix, Inc.	26,710	8,013
* #	Cytori Therapeutics, Inc.	67,500	332,100
	Datascope Corp.	39,986	2,120,658
	Daxor Corp.	3,400	54,400
* #	Dendreon Corp.	121,900	410,803
*	DepoMed, Inc.	126,388	272,998
* #	Dexcom, Inc.	41,721	134,759
*	Dialysis Corp. of America	25,223	166,220
*	Digirad Corp.	17,773	15,463
*	Dionex Corp.	6,905	349,669
*	Durect Corp.	127,511	360,856
*	DUSA Pharmaceuticals, Inc.	65,753	74,301
*	Dyax Corp.	137,578	462,262
*	Dynacq Healthcare, Inc.	9,192	34,470
* #	Eclipsys Corp.	34,345	300,862
*	Emageon, Inc.	5,035	12,235
* #	Emergency Medical Services Corp. Class A	2,500	83,800
*	Emergent Biosolutions, Inc.	89,164	1,955,367
* #	Emeritus Corp.	24,234	200,415
*	Encision, Inc.	14,400	14,544
*	Endologix, Inc.	75,860	120,617
*	Ensign Group, Inc.	8,980	147,811
* #	Enzo Biochem, Inc.	65,338	319,503
* #	Enzon Pharmaceuticals, Inc.	14,789	96,276
*	eResearch Technology, Inc.	77,762	450,242
*	etrials Worldwide, Inc.	8,765	6,486
*	ev3, Inc.	126,599	684,901
* #	Exactech, Inc.	19,135	243,780
* #	Exelixis, Inc.	31,416	154,881
*	Facet Biotech Corp.	2,505	15,230
*	Five Star Quality Care, Inc.	62,578	119,524
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	16,182	6,958
*	Genomic Health, Inc.	16,614	355,540
*	Genoptix, Inc.	3,793	128,583
* #	Gentiva Health Services, Inc.	40,703	1,028,972
* #	Geron Corp.	114,263	895,822
* #	Greatbatch, Inc.	49,497	1,153,280
* #	GTx, Inc.	50,371	556,096

23

* #	Haemonetics Corp.	24,200	1,431,430
*	Hanger Orthopedic Group, Inc.	34,011	464,250
* #	Hansen Medical, Inc.	29,033	131,229
*	Harvard Bioscience, Inc.	92,106	236,712
*	Health Grades, Inc.	71,783	167,972
*	Health Management Associates, Inc.	42,714	67,915
* #	HEALTHSOUTH Corp.	57,162	568,190
*	HealthSpring, Inc.	63,300	1,102,686
*	HealthStream, Inc.	64,945	128,591
*	HealthTronics, Inc.	98,781	181,757
*	Healthways, Inc.	14,500	200,390
#	Hill-Rom Holdings, Inc.	36,440	513,075
*	Hi-Tech Pharmacal Co., Inc.	33,809	181,216
* #	HMS Holdings Corp.	42,940	1,328,993
*	Home Diagnostics, Inc.	46,934	327,599
	Hooper Holmes, Inc.	26,779	6,159
*	Human Genome Sciences, Inc.	34,449	62,353
* #	Hythiam, Inc.	11,646	6,266
* #	ICU Medical, Inc.	25,443	776,266
* #	Idenix Pharmaceuticals, Inc.	139,996	813,377
*	Idera Pharmaceuticals, Inc.	40,099	280,693
*	IDM Pharma, Inc.	52,767	89,704
* #	I-Flow Corp.	47,161	193,832
* #	ImmunoGen, Inc.	87,503	364,888
* #	Immunomedics, Inc.	232,010	280,732
* #	Incyte Corp.	124,504	364,797
*	Indevus Pharmaceuticals, Inc.	50,717	269,814
*	Infinity Pharmaceuticals, Inc.	25,237	204,924
*	Inspire Pharmaceuticals, Inc.	129,760	493,088
* #	Integra LifeSciences Holdings	22,687	629,337
*	IntegraMed America, Inc.	22,928	162,789
* #	InterMune, Inc.	49,120	561,933
* #	Introgen Therapeutics, Inc.	70,369	1,548
	Invacare Corp.	42,992	819,428
* #	InVentiv Health, Inc.	30,636	292,267
*	Iridex Corp.	20,339	14,237
*	IRIS International, Inc.	35,009	348,690
* #	Isis Pharmaceuticals, Inc.	7,466	105,495
* #	Javelin Pharmaceuticals, Inc.	9,462	10,692
* #	Kendle International, Inc.	28,900	551,990
*	Kensey Nash Corp.	18,121	374,561
	Kewaunee Scientific Corp.	2,000	17,200
*	Kindred Healthcare, Inc.	54,100	734,137
* #	K-V Pharmaceutical Co. Class A	10,350	6,727
*	K-V Pharmaceutical Co. Class B	12,865	18,011
*	La Jolla Pharmaceutical Co.	1,762	3,929
#	Landauer, Inc.	17,106	1,173,129
*	Langer, Inc.	18,714	9,357
*	Lannet Co., Inc.	49,333	261,465
	LCA-Vision, Inc.	23,200	58,464
*	LeMaitre Vascular, Inc.	4,501	9,700
*	Lexicon Pharmaceuticals, Inc.	30,497	36,291
* #	LHC Group, Inc.	43,197	1,149,472
*	LifePoint Hospitals, Inc.	49	1,104
*	Ligand Pharmaceuticals, Inc. Class B	102,886	218,118

24

* #	Luminex Corp.	47,513	967,840
* #	Magellan Health Services, Inc.	2,100	76,062
*	Magyar Bancorp, Inc.	1,700	8,075
* #	Mannkind Corp.	67,587	239,934
#	Martek Biosciences Corp.	47,557	1,257,883
*	Matrixx Initiatives, Inc.	24,051	415,842
*	Maxygen, Inc.	74,332	636,282
* #	Medarex, Inc.	67,334	401,984
*	MedAssets, Inc.	22,359	325,547
*	MedCath Corp.	41,859	263,293
*	Medical Action Industries, Inc.	41,004	352,634
* #	MediciNova, Inc.	2,300	5,186
#	Medicis Pharmaceutical Corp. Class A	21,800	303,674
* #	Medivation, Inc.	36,094	676,762
*	MEDTOX Scientific, Inc.	20,750	131,555
	Meridian Bioscience, Inc.	13,100	278,506
* #	Merit Medical Systems, Inc.	55,606	855,776
*	Metabasis Therapeutics, Inc.	47,638	22,628
*	Metabolix, Inc.	34,586	291,906
*	Metropolitan Health Networks, Inc.	132,159	195,595
* #	Micromet, Inc.	111,142	440,122
*	Micrus Endovascular Corp.	35,670	402,358
* #	MiddleBrook Pharmaceuticals, Inc.	98,504	137,906
*	Molecular Insight Pharmaceuticals, Inc.	21,597	57,448
* #	Molina Healthcare, Inc.	17,724	310,879
*	Momenta Pharmaceuticals, Inc.	54,827	593,776
*	MTS Medication Technologies	1,527	5,742
*	MWI Veterinary Supply, Inc.	24,155	505,564
*	Nabi Biopharmaceuticals	102,238	422,243
*	National Dentex Corp.	2,975	11,602
	National Healthcare Corp.	10,596	482,118
	National Research Corp.	12,247	277,395
*	Natus Medical, Inc.	44,218	342,247
*	Nektar Therapeutics	35,700	146,727
* #	Neogen Corp.	33,002	863,662
*	Neurocrine Biosciences, Inc.	56,472	187,487
*	Neurometric, Inc.	140	258
*	Nighthawk Radiology Holdings, Inc.	27,300	116,298
*	Novacea, Inc.	76,998	69,298
* #	NovaMed, Inc.	71,681	212,176
*	Novavax, Inc.	177,145	281,661
*	Noven Pharmaceuticals, Inc.	61,640	612,085
*	NPS Pharmaceuticals, Inc.	141,861	885,213
*	Nutraceutical International Corp.	27,669	241,827
* #	NuVasive, Inc.	6,880	256,899
* #	NxStage Medical, Inc.	42,199	144,743
*	Obagi Medical Products, Inc.	27,022	180,777
*	Odyssey Healthcare, Inc.	71,531	709,588
*	Omnicell, Inc.	46,002	359,276
*	OncoGenex Pharmaceutical, Inc.	6,482	29,039
*	Optimer Pharmaceuticals, Inc.	83,899	880,101
*	OraSure Technologies, Inc.	51,906	149,489
*	Orexigen Therapeutics, Inc.	27,416	109,938
* #	Oscient Pharmaceuticals Corp.	1,523	320
* #	Osiris Therapeutics, Inc.	74,439	1,492,502

25

*	Osteotech, Inc.	39,819	121,050
*	OxiGENE, Inc.	39,404	24,825
* #	Pain Therapeutics, Inc.	65,713	436,334
*	Palomar Medical Technologies, Inc.	32,885	291,032
*	Par Pharmaceutical Cos., Inc.	26,019	320,294
*	Parexel International Corp.	45,600	450,984
*	PDI, Inc.	31,066	143,525
#	PDL BioPharma, Inc.	44,819	287,738
*	Penwest Pharmaceuticals Co.	8,121	14,374
* #	Pharmanet Development Group, Inc.	4,054	5,311
*	PharMerica Corp.	9,500	156,180
* #	Phase Forward, Inc.	28,125	379,687
*	PHC, Inc.	49,591	59,013
* #	Poniard Pharmaceuticals, Inc.	47,903	114,967
*	Pozen, Inc.	42,549	305,502
* #	Progenics Pharmaceuticals, Inc.	47,627	347,201
*	Prospect Medical Holdings, Inc.	32,343	82,475
*	Providence Service Corp.	8,513	18,303
*	ProxyMed, Inc.	680	4
* #	PSS World Medical, Inc.	22,141	351,599
	Psychemedics Corp.	13,210	90,092
* #	Psychiatric Solutions, Inc.	337	8,762
*	QuadraMed Corp.	21,565	128,743
*	Questcor Pharmaceuticals, Inc.	25,598	165,107
* #	Quidel Corp.	32,606	401,054
* #	Quigley Corp.	28,128	133,608
* #	RadNet, Inc.	48,065	153,808
*	Regeneration Technologies, Inc.	122,586	300,336
*	RehabCare Group, Inc.	53,485	746,116
*	Repligen Corp.	70,100	286,709
* #	Repros Therapeutics, Inc.	33,710	336,426
*	Res-Care, Inc.	45,116	611,322
*	Retractable Technologies, Inc.	22,139	19,261
* #	Rigel Pharmaceuticals, Inc.	55,263	386,288
*	Rochester Medical Corp.	37,889	437,997
* #	Rockwell Medical Technologies, Inc.	40,682	144,828
*	Salix Pharmaceuticals, Ltd.	137,067	1,096,536
* #	Sangamo BioSciences, Inc.	90,306	374,770
*	Santarus, Inc.	149,232	252,202
*	Savient Pharmaceuticals, Inc.	41,755	231,323
*	SciClone Pharmaceuticals, Inc.	54,394	45,147
* #	Seattle Genetics, Inc.	51,868	523,348
*	Senomyx, Inc.	15,339	54,453
*	SenoRx, Inc.	3,243	8,107
* #	Sequenom, Inc.	64,135	1,421,232
*	Sirona Dental Systems, Inc.	32,855	394,589
*	Skilled Healthcare Group, Inc.	4,000	33,320
*	Somanetics Corp.	28,711	420,329
* #	Somaxon Pharmaceuticals, Inc.	47,569	116,544
*	Sonic Innovations, Inc.	45,845	41,260
*	SonoSite, Inc.	17,573	333,711
	Span-American Medical System, Inc.	4,963	51,367
*	Spectranetics Corp.	58,498	175,494
*	Spectrum Pharmaceuticals, Inc.	1,589	2,288
*	SRI/Surgical Express, Inc.	3,395	4,753

26

* #	STAAR Surgical Co.	93,226	181,791
* #	StemCells, Inc.	66,573	179,747
* #	Stereotaxis, Inc.	38,049	97,025
	Steris Corp.	46,063	1,225,276
*	Strategic Diagnostics, Inc.	56,203	53,393
*	Sun Healthcare Group, Inc.	33,957	384,733
*	Sunesis Pharmaceuticals, Inc.	5,335	1,761
*	SunLink Health Systems, Inc.	2,600	2,418
*	Sunrise Senior Living, Inc.	4,454	5,345
*	SuperGen, Inc.	30,424	70,279
*	SurModics, Inc.	7,219	143,153
*	Symmetry Medical, Inc.	59,520	407,712
*	Synovis Life Technologies, Inc.	22,628	368,610
* #	Synta Pharmaceuticals Corp.	41,113	361,794
*	Targacept, Inc.	58,828	122,362
* #	The Medicines Co.	42,400	542,720
*	Theragenics Corp.	61,900	79,851
* #	Theravance, Inc.	31,275	412,204
* #	Thoratec Corp.	51,358	1,487,841
*	TorreyPines Therapeutics, Inc.	8,360	2,247
*	Transcend Services, Inc.	21,639	220,285
	Trimeris, Inc.	39,029	39,810
*	Triple-S Management Corp.	5,700	82,023
*	U.S. Physical Therapy, Inc.	24,067	293,617
*	Uroplasty, Inc.	30,770	24,616
	Utah Medical Products, Inc.	7,282	176,880
*	Varian, Inc.	5,835	162,446
*	Vascular Solutions, Inc.	46,726	429,879
* #	Vical, Inc.	49,181	94,919
*	ViroPharma, Inc.	104,190	1,250,280
*	Vital Images, Inc.	46,206	522,590
*	Vivus, Inc.	108,960	534,994
* #	VNUS Medical Technologies	28,770	460,608
*	Volcano Corp.	40,040	523,323
	West Pharmaceutical Services, Inc.	16,863	560,189
* #	Wright Medical Group, Inc.	22,300	462,502
*	XenoPort, Inc.	19,637	512,918
	Young Innovations, Inc.	22,102	341,255
* #	Zoll Medical Corp.	38,434	615,328
Total Health Care			113,918,628

Industrials — (12.4%)
*	3-D Systems Corp.	42,546	255,276
*	A. T. Cross Co. Class A	25,198	65,011
	A.O. Smith Corp.	25,500	700,740
	AAON, Inc.	38,814	703,310
* #	AAR Corp.	48,500	879,790
	ABM Industries, Inc.	46,930	696,910
*	ACCO Brands Corp.	5,508	10,575
	Aceto Corp.	23,731	212,155
#	Actuant Corp.	54,276	894,468
#	Administaff, Inc.	9,800	206,682
*	AeroCentury Corp.	400	3,620
*	Aerosonic Corp.	4,292	3,648
* #	AeroVironment, Inc.	16,418	608,451

27

	Aircastle, Ltd.	42,200	172,176
*	AirTran Holdings, Inc.	106,950	438,495
	Alamo Group, Inc.	27,045	339,415
*	Alaska Air Group, Inc.	42,388	1,117,348
	Albany International Corp. Class A	33,764	337,978
	Alexander & Baldwin, Inc.	30,966	682,491
* #	Allegiant Travel Co.	46,248	1,653,828
* #	Allied Defense Group, Inc.	20,012	137,883
* #	Altra Holdings, Inc.	49,960	351,219
* #	Amerco, Inc.	32,453	997,930
	American Ecology Corp.	4,486	89,496
	American Railcar Industries, Inc.	49,625	416,354
*	American Reprographics Co.	13,000	79,040
	American Science & Engineering, Inc.	16,628	1,296,984
* #	American Superconductor Corp.	46,459	751,707
	American Woodmark Corp.	29,617	445,736
	Ameron International Corp.	17,660	880,351
	Ampco-Pittsburgh Corp.	24,422	451,563
*	AMREP Corp.	16,876	468,309
*	APAC Customer Services, Inc.	58,635	83,262
	Apogee Enterprises, Inc.	63,191	647,708
* #	Applied Energetics, Inc.	53,178	14,890
	Applied Industrial Technologies, Inc.	28,275	446,462
	Applied Signal Technologies, Inc.	38,795	680,464
*	Argan, Inc.	33,733	374,436
*	Argon ST, Inc.	47,894	916,691
	Arkansas Best Corp.	20,508	479,682
*	Arotech Corp.	24,644	10,597
* #	Astec Industries, Inc.	24,614	604,766
*	Astronics Corp.	2,544	19,233
*	Astronics Corp. Class B	3,214	27,319
* #	Atlas Air Worldwide Holding, Inc.	17,439	253,040
*	Avalon Holding Corp. Class A	1,400	2,520
* #	Axsys Technologies, Inc.	24,317	1,038,336
* #	AZZ, Inc.	27,888	624,691
#	Badger Meter, Inc.	11,963	282,207
*	Baker (Michael) Corp.	22,666	792,403
	Baldor Electric Co.	32,010	448,460
*	Baldwin Technology Co., Inc. Class A	22,889	26,322
	Barnes Group, Inc.	41,700	471,210
	Barrett Business Services, Inc.	15,292	150,473
*	Beacon Roofing Supply, Inc.	115,640	1,472,097
#	Belden, Inc.	35,935	469,311
*	Blount International, Inc.	64,717	542,328
*	BlueLinx Holdings, Inc.	98,072	233,411
	Bowne & Co., Inc.	21,114	59,120
*	Breeze-Eastern Corp.	14,658	114,332
#	Briggs & Stratton Corp.	65,800	973,182
*	BTU International, Inc.	26,413	105,124
*	Builders FirstSource, Inc.	105,107	129,282
#	C&D Technologies, Inc.	62,252	185,511
	Cascade Corp.	20,037	458,647
*	Casella Waste Systems, Inc. Class A	61,476	169,674
* #	CBIZ, Inc.	140,528	1,142,493
	CDI Corp.	48,837	523,533

28

*	CECO Environmental Corp.	562	1,321
*	Celadon Group, Inc.	54,125	423,257
* #	Cenveo, Inc.	55,900	220,805
* #	Ceradyne, Inc.	27,596	629,741
	Champion Industries, Inc.	7,461	20,891
*	Chart Industries, Inc.	23,971	202,795
	Chase Corp.	23,504	257,369
	Chicago Rivet & Machine Co.	300	3,585
	CIRCOR International, Inc.	33,960	755,610
* #	Coleman Cable, Inc.	38,529	134,851
*	Columbus McKinnon Corp.	32,001	407,053
	Comfort Systems USA, Inc.	72,375	740,396
*	Commercial Vehicle Group, Inc.	9,240	9,240
*	Competitive Technologies, Inc.	21,644	24,891
	CompX International, Inc.	700	3,962
*	COMSYS IT Partners, Inc.	46,772	93,544
*	Consolidated Graphics, Inc.	18,600	299,646
*	Cornell Companies, Inc.	40,407	616,611
	Corporate Executive Board Co.	25,444	513,969
* #	CoStar Group, Inc.	11,978	354,788
*	Covenant Transport Group Class A	3,716	6,763
*	CPI Aerostructures, Inc.	16,179	80,895
*	CRA International, Inc.	20,367	427,911
	Cubic Corp.	29,003	787,721
	Deluxe Corp.	10,240	118,067
	Diamond Management & Technology Consultants, Inc.	69,988	181,969
* #	Document Securities Systems, Inc.	34,895	64,207
* #	Dollar Thrifty Automotive Group, Inc.	1,600	1,856
* #	Double Eagle Petroleum Co.	23,647	138,571
	Ducommun, Inc.	27,114	513,539
*	Duff & Phelps Corp.	10,481	149,773
*	DXP Enterprises, Inc.	27,989	380,091
*	Dynamex, Inc.	6,033	66,846
#	Dynamic Materials Corp.	33,598	407,880
*	DynCorp International, Inc. Class A	55,320	832,013
#	Eagle Bulk Shipping, Inc.	52,500	280,350
	Eastern Co.	9,254	101,979
	Ecology & Environment, Inc. Class A	920	11,583
	Electro Rent Corp.	49,123	520,704
* #	EMCOR Group, Inc.	54,300	1,118,037
	Encore Wire Corp.	33,235	548,710
* #	Ener1, Inc.	29,416	132,078
* #	Energy Conversion Devices, Inc.	10,700	269,319
* #	EnerNOC, Inc.	31,111	324,799
*	EnerSys	66,499	605,806
*	ENGlobal Corp.	57,700	178,870
	Ennis, Inc.	45,635	510,656
* #	EnPro Industries, Inc.	40,000	732,000
* #	ESCO Technologies, Inc.	25,689	910,418
	Espey Manufacturing & Electronics Corp.	4,056	68,465
*	Esterline Technologies Corp.	38,792	1,400,003
* #	Evergreen Solar, Inc.	65,232	144,163
*	Exide Technologies	123,419	448,011
*	Exponent, Inc.	10,120	248,142
*	ExpressJet Holdings, Inc.	763	1,206

29

	Federal Signal Corp.	71,413	482,038
*	First Advantage Corp.	15,335	195,368
* #	Flanders Corp.	55,381	225,954
*	Flow International Corp.	84,377	130,784
#	Forward Air Corp.	14,466	293,081
	Franklin Electric Co., Inc.	17,765	461,712
	Freightcar America, Inc.	8,052	154,196
	Frozen Food Express Industries, Inc.	33,400	137,608
* #	Fuel Tech, Inc.	36,826	368,628
* #	FuelCell Energy, Inc.	101,974	393,620
* #	Furmanite Corp.	73,011	271,601
	G & K Services, Inc. Class A	23,148	427,081
*	Gardner Denver Machinery, Inc.	15,349	334,148
	GATX Corp.	15,400	371,140
*	Gencor Industries, Inc.	2,000	15,840
	GenCorp, Inc.	58,701	170,233
*	General Cable Corp.	1,100	18,106
* #	Genesee & Wyoming, Inc.	16,780	455,913
* #	GeoEye, Inc.	23,119	398,803
*	GeoPetro Resources Co.	42,109	29,055
*	Global Cash Access, Inc.	153,792	416,776
	Gorman-Rupp Co.	19,102	489,011
*	GP Strategies Corp.	49,894	195,086
*	Graftech International, Ltd.	102,200	818,622
	Graham Corp.	16,010	159,460
	Great Lakes Dredge & Dock Corp.	94,636	316,084
	Greenbrier Companies, Inc.	19,597	108,763
*	Griffon Corp.	126,492	1,258,595
	Hardinge, Inc.	16,099	70,031
*	Hawaiian Holdings, Inc.	39,677	161,485
	Healthcare Services Group, Inc.	31,984	489,995
	HEICO Corp.	11,397	450,523
	HEICO Corp. Class A	16,231	472,160
	Heidrick & Struggles International, Inc.	27,183	413,182
*	Henry Bros. Electronics, Inc.	17,519	99,420
*	Herley Industries, Inc.	17,600	196,064
	Herman Miller, Inc.	14,000	153,860
*	Hill International, Inc.	83,807	460,938
	Hi-Shear Technology Corp.	19,972	179,748
#	HNI Corp.	47,050	621,530
* #	Hoku Scientific, Inc.	37,213	94,893
#	Houston Wire & Cable Co.	27,911	199,564
*	HQ Sustainable Maritime Industries, Inc.	34,371	245,753
*	Hub Group, Inc. Class A	20,375	462,512
*	Hudson Highland Group, Inc.	62,395	153,492
* #	Hurco Companies, Inc.	18,533	262,798
* #	ICF International, Inc.	22,273	528,538
*	ICT Group, Inc.	48,519	188,254
* #	II-VI, Inc.	40,548	763,519
*	InnerWorkings, Inc.	69,625	230,459
*	Innotrac Corp.	1,100	1,232
	Innovative Solutions & Support, Inc.	40,723	126,649
* #	Insituform Technologies, Inc. Class A	47,114	883,859
	Insteel Industries, Inc.	32,631	251,259
* #	Integrated Electrical Services, Inc.	34,690	286,886

30

* #	InterDigital, Inc.	12,095	391,031
*	Interline Brands, Inc.	61,520	492,160
	International Shipholding Corp.	996	21,414
*	Intersections, Inc.	50,430	187,600
*	Kadant, Inc.	21,892	219,796
	Kaman Corp. Class A	26,576	507,336
#	Kaydon Corp.	304	8,269
	Kelly Services, Inc. Class A	48,452	438,975
*	Kenexa Corp.	51,104	346,996
*	Key Technology, Inc.	14,964	198,423
*	Kforce, Inc.	99,154	619,712
	Knight Transportation, Inc.	43,255	577,022
	Knoll, Inc.	28,150	191,983
*	Korn/Ferry International	39,520	371,488
*	K-Tron International, Inc.	4,711	337,826
	L.S. Starrett Co. Class A	5,600	84,224
*	LaBarge, Inc.	45,424	502,844
*	Ladish Co., Inc.	36,847	418,950
	Lawson Products, Inc.	11,882	227,184
* #	Layne Christensen Co.	26,813	423,109
*	Learning Tree International, Inc.	40,953	359,567
*	LECG Corp.	9,507	31,088
*	LGL Group, Inc.	1,000	1,550
*	Limco-Piedmont, Inc.	900	2,772
*	LMI Aerospace, Inc.	32,552	367,512
	LSI Industries, Inc.	32,101	146,060
*	Lydall, Inc.	40,600	149,814
*	M&F Worldwide Corp.	38,000	402,800
*	Mac-Gray Corp.	25,399	164,459
*	Magnetek, Inc.	90,576	181,152
* ●	MAIR Holdings, Inc. Escrow Shares	23,464	11,028
*	Manitex International, Inc.	2,421	2,566
*	Marten Transport, Ltd.	64,705	1,142,690
	McGrath Rentcorp	38,860	814,894
*	Medialink Worldwide, Inc.	1,864	168
*	Merrimac Industries, Inc.	1,920	4,320
	Met-Pro Corp.	30,816	337,743
*	MFRI, Inc.	21,437	105,470
* #	Microvision, Inc.	141,115	225,784
* #	Middleby Corp.	16,650	385,614
*	Miller Industries, Inc.	34,500	189,060
	Mine Safety Appliances Co.	34,509	677,067
*	Misonix, Inc.	6,949	7,505
* #	Mobile Mini, Inc.	54,347	686,946
*	Moog, Inc. Class A	12,563	376,387
*	Moog, Inc. Class B	491	15,103
	Mueller Industries, Inc.	43,822	881,699
	Mueller Water Products, Inc.	189,292	1,281,507
	Multi-Color Corp.	23,166	254,826
	NACCO Industries, Inc. Class A	9,604	307,232
*	Nashua Corp.	1,700	5,151
	National Technical Systems, Inc.	26,331	105,324
* #	Navigant Consulting, Inc.	44,740	641,124
*	NCI Building Systems, Inc.	32,470	376,327
#	Nordson Corp.	288	8,700

31

*	North America Galvanizing & Coatings, Inc.	45,413	169,845
* #	Old Dominion Freight Line, Inc.	42,462	1,064,947
#	Omega Flex, Inc.	27,845	434,382
*	On Assignment, Inc.	69,057	319,734
*	Orion Marine Group, Inc.	23,329	230,957
*	P.A.M. Transportation Services, Inc.	21,963	109,815
	Pacer International, Inc.	14,700	126,420
*	Paragon Technologies, Inc.	5,727	13,917
*	Park-Ohio Holdings Corp.	21,656	79,694
*	Patrick Industries, Inc.	2,334	1,295
*	Patriot Transportation Holding, Inc.	5,663	389,671
*	Pemco Aviation Group Inc	600	924
* #	Perini Corp.	12,459	259,770
*	PGT, Inc.	32,478	32,413
*	Pike Electric Corp.	28,300	318,375
*	Pinnacle Airlines Corp.	53,150	106,300
*	Plug Power, Inc.	115,703	104,133
*	PMFG, Inc.	19,184	134,288
	Portec Rail Products, Inc.	23,792	173,206
*	Powell Industries, Inc.	20,030	478,316
*	Power-One, Inc.	69,033	70,414
	Preformed Line Products Co.	6,400	187,904
*	PRG-Schultz International, Inc.	26,435	82,742
* #	Protection One, Inc.	51,916	147,961
	Providence & Worcester Railroad Co.	1,600	21,848
*	Quality Distribution, Inc.	27,904	65,016
#	Quanex Building Products Corp.	29,775	252,790
	Quixote Corp.	12,144	51,126
	Raven Industries, Inc.	4,392	95,790
* #	RBC Bearings, Inc.	16,503	301,675
*	RCM Technologies, Inc.	19,599	23,617
	Regal-Beloit Corp.	31,672	1,075,581
*	Republic Airways Holdings, Inc.	25,923	212,309
* #	Resources Connection, Inc.	35,632	515,595
	Robbins & Myers, Inc.	45,100	779,779
	Rollins, Inc.	32,675	509,730
*	RSC Holdings, Inc.	67,800	481,380
*	Rush Enterprises, Inc. Class A	56,951	518,254
*	Rush Enterprises, Inc. Class B	20,255	178,852
*	Saia, Inc.	20,290	216,900
	Schawk, Inc.	67,664	550,785
* #	School Specialty, Inc.	22,310	368,115
	Servidyne, Inc.	9,190	20,126
	Servotronics, Inc.	4,259	24,809
*	SIFCO Industries, Inc.	12,024	73,587
	Simpson Manufacturing Co., Inc.	41,600	834,912
	SkyWest, Inc.	62,572	979,252
*	SL Industries, Inc.	15,983	95,898
*	SmartPros, Ltd.	559	1,509
*	Sparton Corp.	9,122	17,058
*	Spherion Corp.	47,700	68,211
*	Spherix, Inc.	11,193	5,037
* #	Spire Corp.	16,750	82,242
* #	Standard Parking Corp.	37,258	713,118
	Standard Register Co.	45,401	330,065

32

	Standex International Corp.	35,614	546,675
*	Stanley, Inc.	6,200	187,612
	Steelcase, Inc. Class A	72,500	313,200
*	Sterling Construction Co., Inc.	25,261	452,677
#	Sun Hydraulics, Inc.	27,746	427,288
	Supreme Industries, Inc.	5,200	6,240
	Sypris Solutions, Inc.	35,972	45,684
#	TAL International Group, Inc.	35,634	373,444
*	Taleo Corp. Class A	48,755	411,005
*	Taser International, Inc.	50,647	256,780
* #	Team, Inc.	17,446	344,558
*	TeamStaff, Inc.	193	310
	Tech/Ops Sevcon, Inc.	5,762	13,195
	Technology Research Corp.	16,235	30,035
	Tecumseh Products Co. Class A	29,154	239,063
*	Tecumseh Products Co. Class B	1,100	9,020
* #	Teledyne Technologies, Inc.	22,400	624,288
* #	TeleTech Holdings, Inc.	47,112	381,136
	Tennant Co.	26,400	357,456
*	Tetra Tech, Inc.	301	6,992
*	The Advisory Board Co.	24,088	421,540
* #	The GEO Group, Inc.	62,100	919,080
#	Titan International, Inc.	37,125	288,090
	Todd Shipyards Corp.	10,541	147,574
*	Trailer Bridge, Inc.	11,284	40,735
*	TRC Companies, Inc.	44,227	128,701
	Tredegar Industries, Inc.	33,800	557,700
* #	Trex Co., Inc.	41,960	620,588
	Triumph Group, Inc.	11,077	501,567
*	TrueBlue, Inc.	37,500	318,750
*	Tufco Technologies, Inc.	1,800	6,228
	Twin Disc, Inc.	29,942	196,719
*	U.S. Home Systems, Inc.	20,521	33,039
* #	Ultralife Corp.	33,402	267,550
*	United Rentals, Inc.	94,001	524,526
* #	United Stationers, Inc.	27,624	773,748
#	Universal Forest Products, Inc.	33,257	698,397
*	Universal Security Instruments, Inc.	2,963	11,467
*	Universal Truckload Services, Inc.	44,766	553,308
*	UQM Technologies, Inc.	8,600	13,932
*	US Airways Group, Inc.	17,675	100,217
*	USA Truck, Inc.	32,033	461,916
#	Valmont Industries, Inc.	10,370	420,815
	Valpey Fisher Corp.	1,200	1,746
*	Versar, Inc.	27,922	101,915
	Viad Corp.	24,900	553,527
	Vicor Corp.	71,537	337,655
*	Volt Information Sciences, Inc.	21,250	113,262
	VSE Corp.	16,795	483,024
	Wabash National Corp.	70,212	197,998
#	Walter Industries, Inc.	11,800	217,592
	Watsco, Inc. Class A	17,970	593,908
	Watsco, Inc. Class B	1,600	52,800
#	Watts Water Technologies, Inc.	22,800	507,984
*	WCA Waste Corp.	48,746	103,829

33

	Werner Enterprises, Inc.	99,042	1,485,630
*	WESCO International, Inc.	12,100	222,882
*	Westaff, Inc.	40,196	41,000
*	Willdan Group, Inc.	1,000	1,870
*	Willis Lease Finance Corp.	5,134	48,465
* #	YRC Worldwide, Inc.	96,212	277,091
Total Industrials			117,390,554

Information Technology — (14.0%)
*	3Com Corp.	307,823	717,228
*	Acacia Research	44,052	139,204
* #	ACI Worldwide, Inc.	26,173	444,679
*	Acme Packet, Inc.	75,424	331,866
*	Actel Corp.	38,200	344,564
*	ActivIdentity Corp.	132,229	294,871
*	Actuate Corp.	100,212	356,755
	Acxiom Corp.	64,993	618,083
*	Adaptec, Inc.	302,926	845,164
* #	ADC Telecommunications, Inc.	32,200	163,254
*	ADDvantage Technologies Group, Inc.	13,788	25,370
*	Adept Technology, Inc.	19,152	57,264
	Adtran, Inc.	44,668	676,720
*	Advanced Analogic Technologies, Inc.	93,343	280,962
* #	Advanced Energy Industries, Inc.	37,600	337,648
* #	Advanced Photonix, Inc.	40,200	42,210
* #	Advent Software, Inc.	21,254	463,975
*	Aehr Test Systems	21,687	31,663
*	Aetrium, Inc.	21,921	33,758
	Agilysys, Inc.	26,200	93,534
*	Airvana, Inc.	46,522	236,797
* ●	Allen Organ Co. Escrow Shares	700	6,361
*	American Commercial Lines, Inc.	25,040	101,162
	American Software, Inc. Class A	39,030	161,974
* #	Amkor Technology, Inc.	109,695	254,492
*	Amtech Systems, Inc.	25,358	102,446
* #	Anadigics, Inc.	89,486	181,657
*	Anaren, Inc.	49,100	580,362
*	Applied Micro Circuits Corp.	144,369	577,476
*	Ariba, Inc.	92,671	708,006
* #	Arris Group, Inc.	136,156	969,431
*	Art Technology Group, Inc.	203,829	348,548
*	Aruba Networks, Inc.	144,371	385,471
	Astro-Med, Inc.	3,786	26,464
*	Asyst Technologies, Inc.	10,280	2,776
* #	Atheros Communications	8,600	103,286
	Atlantic Tele-Network, Inc.	27,650	594,475
* #	ATMI, Inc.	31,300	422,863
*	Autobytel, Inc.	48,888	17,600
*	Avanex Corp.	7,559	14,211
*	Avid Technology, Inc.	53,300	533,533
* #	Avocent Corp.	64,015	918,615
*	Aware, Inc.	52,062	116,619
*	Axcelis Technologies, Inc.	66,639	18,992
*	AXT, Inc.	82,501	114,676
* #	Bankrate, Inc.	14,694	490,192

34

	Bel Fuse, Inc. Class A	4,356	61,202
	Bel Fuse, Inc. Class B	23,001	350,535
*	Benchmark Electronics, Inc.	71,159	835,407
* #	BigBand Networks, Inc.	119,872	605,354
	Black Box Corp.	32,392	707,117
#	Blackbaud, Inc.	34,397	382,839
* #	Blackboard, Inc.	25,745	654,180
*	Blue Coat Systems, Inc.	83,571	801,446
* #	Borland Software Corp.	17,863	11,075
*	Bottomline Technologies, Inc.	46,970	313,760
*	Brightpoint, Inc.	77,734	363,795
*	Brooks Automation, Inc.	39,757	181,689
*	BSQUARE Corp.	21,682	53,988
*	Cabot Microelectronics Corp.	24,950	567,862
* #	CACI International, Inc. Class A	24,265	1,095,565
*	CalAmp Corp.	36,121	35,037
*	California Micro Devices Corp.	52,048	111,383
*	Callidus Software, Inc.	81,279	212,951
*	CallWave, Inc.	33,931	25,109
*	Cascade Microtech, Inc.	6,993	21,608
	Cass Information Systems, Inc.	31,665	754,894
*	Catapult Communications Corp.	38,857	268,113
*	Cavium Networks, Inc.	24,000	218,400
*	CEVA, Inc.	52,993	361,942
*	Checkpoint Systems, Inc.	54,600	488,670
*	Chordiant Software, Inc.	73,426	172,551
*	Ciber, Inc.	72,351	315,450
*	Cirrus Logic, Inc.	193,116	544,587
* #	Cogent, Inc.	53,045	617,444
	Cognex Corp.	48,210	629,623
	Cohu, Inc.	61,147	610,247
*	Comarco, Inc.	11,901	11,306
* # ●	Commerce One, Inc.	1,966	—
* #	CommScope, Inc.	44,900	647,458
	Communications Systems, Inc.	10,237	75,754
*	CommVault Systems, Inc.	33,962	450,676
*	ComScore, Inc.	15,678	197,700
* #	Comtech Telecommunications Corp.	31,458	1,220,570
*	Concurrent Computer Corp.	16,800	66,528
*	Conexant Systems, Inc.	5,026	3,317
* #	Constant Contact, Inc.	20,341	310,607
* #	Convera Corp.	64,052	10,261
*	CPI International, Inc.	35,042	268,772
*	Cray, Inc.	60,612	116,375
* #	CSG Systems International, Inc.	51,140	741,530
*	CSP, Inc.	1,770	5,779
	CTS Corp.	29,900	153,686
*	CyberOptics Corp.	23,432	131,454
* #	CyberSource Corp.	118,987	1,419,515
* #	Cymer, Inc.	25,316	516,446
*	Cypress Semiconductor Corp.	81,000	365,310
#	Daktronics, Inc.	38,216	329,804
*	Datalink Corp.	13,665	47,144
	Dataram Corp.	22,642	28,529
*	DDi Corp.	46,635	157,626

35

*	DealerTrack Holdings, Inc.	29,530	336,347
*	Digi International, Inc.	64,310	488,756
*	Digimarc Corp.	17,785	169,669
* #	Digital River, Inc.	39,378	975,393
* #	Diodes, Inc.	22,403	145,171
*	Ditech Networks, Inc.	34,793	33,401
*	DivX, Inc.	23,686	119,141
*	Dot Hill Systems Corp.	33,255	16,461
*	Double-Take Software, Inc.	34,421	260,567
*	DSP Group, Inc.	32,426	211,093
* #	DTS, Inc.	28,425	386,580
*	Dycom Industries, Inc.	54,534	371,377
*	Dynamics Research Corp.	23,741	165,475
* #	EarthLink, Inc.	109,700	826,041
* #	Ebix, Inc.	28,017	573,228
*	Echelon Corp.	87,926	650,652
*	EDGAR Online, Inc.	51,840	53,914
*	Edgewater Technology, Inc.	6,458	18,082
*	EFJohnson Technologies, Inc.	18,309	22,520
*	Elecsys Corp.	3,000	12,300
*	Electro Scientific Industries, Inc.	64,829	409,719
*	Electroglas, Inc.	27,129	3,798
*	Electronics for Imaging, Inc.	42,170	374,891
*	eLoyalty Corp.	2,707	8,175
* #	EMCORE Corp.	72,090	95,159
*	EMS Technologies, Inc.	30,119	722,856
*	Emulex Corp.	88,410	504,821
*	Endwave Corp.	29,837	59,674
*	Entegris, Inc.	128,499	178,614
*	Entorian Technologies, Inc.	61,570	14,463
*	Entrust, Inc.	87,609	131,413
*	Epicor Software Corp.	40,495	143,352
* #	EPIQ Systems, Inc.	77,560	1,374,363
*	ePlus, Inc.	3,352	35,548
*	Euronet Worldwide, Inc.	42,270	424,813
*	Exar Corp.	38,414	260,063
*	Extreme Networks, Inc.	109,323	193,502
#	Fair Isaac Corp.	37,400	474,980
*	Fairchild Semiconductor Corp. Class A	145,300	661,115
*	FalconStor Software, Inc.	80,529	256,888
*	Faro Technologies, Inc.	26,729	401,470
* #	FEI Co.	47,298	860,824
* #	FormFactor, Inc.	57,151	889,270
* #	Forrester Research, Inc.	31,271	652,938
*	FortuNet, Inc.	30,390	47,104
	Frequency Electronics, Inc.	16,753	52,772
*	FSI International, Inc.	8,387	3,229
*	Gerber Scientific, Inc.	70,091	220,086
	Gevity HR, Inc.	57,421	115,416
* #	Globecomm Systems, Inc.	58,948	302,403
*	Glu Mobile, Inc.	1,588	810
*	Goldleaf Financial Solutions, Inc.	24,898	17,429
*	GSE Systems, Inc.	30,560	185,499
*	GSI Technology, Inc.	70,101	180,861
*	GTSI Corp.	19,287	104,053

36

*	Guidance Software, Inc.	39,596	135,418
*	Hackett Group, Inc.	117,708	330,759
* #	Harmonic, Inc.	114,937	591,926
* #	Harris Stratex Networks, Inc. Class A	25,562	176,378
*	Hauppauge Digital, Inc.	28,591	38,884
#	Heartland Payment Systems, Inc.	22,600	204,982
*	hi/fn, inc.	41,890	131,744
*	Hittite Microwave Corp.	24,379	624,590
*	Hughes Communications, Inc.	7,554	91,177
*	Hutchinson Technology, Inc.	23,959	75,950
*	Hypercom Corp.	80,805	122,824
*	I.D. Systems, Inc.	12,498	47,867
* #	i2 Technologies, Inc.	23,416	146,116
*	iBasis, Inc.	954	878
*	ICx Technologies, Inc.	2,989	17,157
*	iGATE Capital Corp.	111,113	454,452
* #	iGo, Inc.	48,630	38,418
*	Ikanos Communications, Inc.	27,182	35,065
*	I-many, Inc.	14,564	5,678
#	Imation Corp.	47,394	461,618
	Imergent, Inc.	3,909	17,981
*	Immersion Corp.	71,681	372,024
* #	Infinera Corp.	68,306	468,579
*	InFocus Corp.	1,030	783
	infoGROUP, Inc.	73,232	270,226
	InfoSpace, Inc.	85,662	686,153
*	Innodata Isogen, Inc.	56,810	127,254
*	Insight Enterprises, Inc.	33,300	172,494
	Integral Systems, Inc.	34,861	381,031
*	Integrated Device Technology, Inc.	91,400	524,636
*	Integrated Silicon Solution, Inc.	75,032	127,554
*	Intelli-Check, Inc.	25,969	31,163
*	Intelligent Systems Corp.	10,570	10,570
*	Interactive Intelligence, Inc.	34,352	235,998
* #	Intermec, Inc.	41,873	520,063
*	Internap Network Services Corp.	9,215	24,788
* #	International Rectifier Corp.	8,800	119,856
*	Internet Brands, Inc.	12,500	62,125
*	Internet Capital Group, Inc.	79,500	342,645
*	Interphase Corp.	11,487	17,977
*	Interwoven, Inc.	128,542	2,027,107
*	Intest Corp.	21,254	5,632
*	Intevac, Inc.	42,435	185,865
*	IntriCon Corp.	17,118	64,192
*	INX, Inc.	23,065	112,557
*	iPCS, Inc.	42,448	210,542
* #	IPG Photonics Corp.	61,220	588,324
* #	Isilon Systems, Inc.	104,950	290,711
*	Iteris, Inc.	94,250	131,950
*	Ixia	168,125	894,425
	IXYS Corp.	84,408	578,195
* #	j2 Global Communications, Inc.	32,815	642,518
*	JDA Software Group, Inc.	38,000	425,600
*	Jupitermedia Corp.	3,385	1,726
	Keithley Instruments, Inc.	34,435	119,489

37

*	Key Tronic Corp.	27,708	32,418
*	Keynote Systems, Inc.	46,250	404,687
*	Kopin Corp.	196,868	311,051
*	Kratos Defense & Security Solutions, Inc.	198,277	233,967
* #	Kulicke & Soffa Industries, Inc.	118,441	181,215
*	KVH Industries, Inc.	25,446	146,315
* #	L-1 Identity Solutions, Inc.	103,286	748,824
*	LaserCard Corp.	16,788	55,400
*	Lattice Semiconductor Corp.	150,475	231,732
*	Lawson Software, Inc.	131,800	556,196
*	LeCroy Corp.	33,788	77,712
*	Limelight Networks, Inc.	22,049	67,470
*	Lionbridge Technologies, Inc.	58,400	105,120
*	Littlefuse, Inc.	26,300	402,390
*	Livewire Mobile, Inc.	200	28
*	Logility, Inc.	19,976	93,088
*	LoJack Corp.	15,128	57,486
*	LookSmart, Ltd.	50,529	69,225
*	Loral Space & Communications, Inc.	9,686	127,952
*	LTX-Credence Corp.	54,762	15,881
*	Luna Innovations, Inc.	19,131	25,444
*	Magma Design Automation, Inc.	3,974	4,570
*	Management Network Group, Inc.	94,856	38,891
* #	Manhattan Associates, Inc.	25,574	392,305
* #	ManTech International Corp. Class A	14,400	772,272
	Marchex, Inc. Class B	25,180	126,152
*	Mastec, Inc.	90,708	964,226
*	Mattson Technology, Inc.	35,707	34,993
	Maximus, Inc.	13,799	512,771
*	Maxwell Technologies, Inc.	44,944	210,338
*	Measurement Specialties, Inc.	37,738	191,709
* #	Mentor Graphics Corp.	18,725	87,259
*	Mercury Computer Systems, Inc.	49,609	296,166
	Mesa Laboratories, Inc.	5,853	117,645
	Methode Electronics, Inc.	83,870	387,479
	Micrel, Inc.	50,600	384,560
*	MicroStrategy, Inc.	4,398	170,203
*	Microtune, Inc.	106,964	182,908
* #	Midway Games, Inc.	55,325	13,831
*	Mindspeed Technologies, Inc.	14,400	12,888
*	MIPS Technologies, Inc.	90,631	152,260
*	MIVA, Inc.	28,931	5,208
*	MKS Instruments, Inc.	76,051	1,068,517
	Mocon, Inc.	10,068	83,162
*	ModusLink Global Solutions, Inc.	120,470	280,695
* #	Monolithic Power Systems	40,943	497,457
*	MoSys, Inc.	90,805	188,874
*	MPS Group, Inc.	137,586	832,395
*	MSC.Software Corp.	124,635	725,376
#	MTS Systems Corp.	16,100	421,659
*	Multi-Fineline Electronix, Inc.	53,609	993,375
*	Nanometrics, Inc.	48,111	63,507
*	Napco Security Technologies, Inc.	56,873	64,266
* #	NCI, Inc.	20,544	616,320
* #	NETGEAR, Inc.	28,760	319,811

38

* #	NetLogic Microsystems, Inc.	22,183	470,501
* #	NetScout Systems, Inc.	108,388	1,541,277
*	Network Engines, Inc.	7,982	3,991
*	Network Equipment Technologies, Inc.	33,317	104,282
*	Neutral Tandem, Inc.	14,079	223,011
*	Newport Corp.	68,678	367,427
	NIC, Inc.	77,565	414,197
*	Novatel Wireless, Inc.	29,800	165,092
*	Nu Horizons Electronics Corp.	52,772	82,852
*	NumereX Corp. Class A	25,034	74,852
	O.I. Corp.	2,700	25,002
*	Oculus Innovative Sciences, Inc.	2,481	4,094
*	Omniture, Inc.	44,500	404,505
*	OmniVision Technologies, Inc.	81,700	546,573
*	Online Resources Corp.	74,091	234,128
*	Onvia, Inc.	17,501	70,179
*	Oplink Communications, Inc.	34,070	240,875
*	OPNET Technologies, Inc.	61,468	504,038
*	OpNext, Inc.	48,136	114,564
*	Optelecom-NKF, Inc.	5,241	24,266
*	Optical Cable Corp.	17,761	50,441
*	Orbcomm, Inc.	103,936	170,455
* #	Orthovita, Inc.	198,309	573,113
*	OSI Systems, Inc.	24,635	360,410
* #	OYO Geospace Corp.	12,444	186,038
*	Palm, Inc.	104,038	797,971
*	PAR Technology Corp.	32,386	146,709
	Park Electrochemical Corp.	22,188	389,399
* #	ParkerVision, Inc.	51,649	92,452
*	PC Connection, Inc.	64,748	316,618
	PC-Tel, Inc.	63,459	409,945
*	PDF Solutions, Inc.	7,900	11,771
	Pegasystems, Inc.	85,828	1,164,686
*	Perceptron, Inc.	30,364	103,238
*	Perficient, Inc.	37,400	146,234
*	Performance Technologies, Inc.	24,707	78,074
*	Pericom Semiconductor Corp.	62,021	382,670
*	Perot Systems Corp.	23,700	307,863
*	Pervasive Software, Inc.	52,635	190,539
*	Phoenix Technologies, Ltd.	67,384	173,851
*	Photronics, Inc.	52,465	83,419
*	Physicians Formula Holdings, Inc.	37,989	110,168
*	Planar Systems, Inc.	5,256	2,418
*	PlanetOut, Inc.	429	112
	Plantronics, Inc.	42,048	426,787
*	PLATO Learning, Inc.	52,308	72,708
* #	Plexus Corp.	49,307	712,979
*	PLX Technology, Inc.	74,269	122,544
#	Power Integrations, Inc.	24,080	468,838
*	Presstek, Inc.	97,685	211,000
* ●	Price Communications Liquidation Trust	68,586	9,367
* #	Progress Software Corp.	41,165	702,275
*	PROS Holdings, Inc.	2,500	15,025
	QAD, Inc.	79,600	203,776
#	Quality Systems, Inc.	15,497	577,728

39

	Qualstar Corp.	700	1,449
*	Quest Software, Inc.	74,900	934,003
*	QuickLogic Corp.	12,426	11,059
*	Rackable Systems, Inc.	57,823	227,244
*	Radiant Systems, Inc.	89,843	310,857
*	RadiSys Corp.	44,328	209,671
*	RAE Systems, Inc.	53,390	19,754
*	Rambus, Inc.	45,050	408,153
*	Ramtron International Corp.	66,791	113,545
*	RealNetworks, Inc.	141,505	399,044
*	Relm Wireless Corp.	6,114	4,647
#	Renaissance Learning, Inc.	47,201	341,263
	RF Industries, Ltd.	800	3,200
*	RF Micro Devices, Inc.	1,040	1,123
*	RF Monolithics, Inc.	4,357	3,006
	Richardson Electronics, Ltd.	26,750	99,778
* #	RightNow Technologies, Inc.	46,124	269,364
*	Rimage Corp.	22,902	300,245
*	Riverbed Technology, Inc.	51,900	526,785
* #	Rofin-Sinar Technologies, Inc.	25,586	432,148
*	Rogers Corp.	24,634	603,533
*	Rudolph Technologies, Inc.	22,446	63,073
*	S1 Corp.	169,958	1,133,620
*	Saba Software, Inc.	51,871	85,068
* #	Sapient Corp.	137,842	587,207
*	SAVVIS, Inc.	13,760	87,789
* #	ScanSource, Inc.	33,032	618,359
*	Scientific Learning Corp.	39,571	78,746
*	SCM Microsystems, Inc.	43,654	109,572
*	SeaChange International, Inc.	89,292	528,609
*	Selectica Escrow Shares	16,527	—
*	Selectica, Inc.	16,527	10,263
*	Semitool, Inc.	83,626	231,644
*	Semtech Corp.	54,260	637,555
*	ShoreTel, Inc.	40,178	159,908
* #	Sigma Designs, Inc.	44,495	454,739
*	Silicon Image, Inc.	176,150	646,471
*	Silicon Storage Technology, Inc.	299,857	614,707
*	Skyworks Solutions, Inc.	201,245	869,378
*	Smith Micro Software, Inc.	78,386	415,446
*	Soapstone Networks, Inc.	31,707	78,316
*	SoftBrands, Inc.	82,244	32,075
* #	Sonic Solutions, Inc.	40,620	53,212
*	SonicWALL, Inc.	106,915	376,341
* #	Sonus Networks, Inc.	129,364	170,760
*	Sourcefire, Inc.	17,839	120,056
*	SourceForge, Inc.	1,883	1,883
*	Spectrum Control, Inc.	29,106	210,727
* #	SPSS, Inc.	19,850	509,748
* #	SRA International, Inc.	24,733	403,890
*	SRS Labs, Inc.	52,268	268,135
*	Standard Microsystems Corp.	29,727	411,719
* #	Starent Networks Corp.	37,774	555,278
	StarTek, Inc.	46,113	213,964
* #	STEC, Inc.	150,349	673,564

40

* #	Stratasys, Inc.	39,097	418,729
*	SumTotal Systems, Inc.	101,524	255,840
*	Sunair Electronics, Inc.	400	600
*	Supertex, Inc.	32,599	739,671
*	SupportSoft, Inc.	118,795	224,523
*	Switch and Data Facilities Co.	31,547	217,043
*	Sycamore Networks, Inc.	431,415	1,013,825
*	Sykes Enterprises, Inc.	62,843	1,050,107
*	Symmetricom, Inc.	107,661	399,422
* #	Synaptics, Inc.	27,717	653,290
*	Synchronoss Technologies, Inc.	57,121	486,100
*	SYNNEX Corp.	52,659	808,316
#	Syntel, Inc.	5,169	111,392
*	Tech Data Corp.	18,300	331,413
	Technitrol, Inc.	27,459	60,410
*	Technology Solutions Co.	6,104	6,409
*	TechTarget, Inc.	2,696	10,434
*	TechTeam Global, Inc.	26,214	131,070
*	Techwell, Inc.	43,412	245,278
* #	Tekelec	64,775	804,506
* #	TeleCommunication Systems, Inc.	96,468	690,711
*	Telular Corp.	47,508	75,063
*	Teradyne, Inc.	6,300	30,303
* #	Terremark Worldwide, Inc.	120,903	424,370
*	Tessco Technologies, Inc.	12,894	94,255
*	Tessera Technologies, Inc.	44,210	519,910
*	The Knot, Inc.	46,394	319,191
	TheStreet.com, Inc.	19,781	54,002
*	THQ, Inc.	37,954	149,918
*	TIBCO Software, Inc.	169,600	907,360
*	Tier Technologies, Inc. Class B	30,501	176,906
*	TNS, Inc.	33,695	278,658
*	Tollgrade Communications, Inc.	15,049	86,682
*	Track Data Corp.	19,551	18,182
*	Transact Technologies, Inc.	26,335	103,233
* #	Travelzoo, Inc.	19,870	79,679
*	Trident Microsystems, Inc.	68,891	117,115
	Trio-Tech International	2,200	3,685
*	Triquint Semiconductor, Inc.	287,956	581,671
	TSR, Inc.	1,884	3,485
*	TTM Technologies, Inc.	100,311	604,875
* #	Tyler Technologies, Inc.	43,730	550,561
* #	Ultimate Software Group, Inc.	55	757
*	Ultra Clean Holdings, Inc.	38,838	43,499
*	Ultratech, Inc.	49,430	553,616
*	Unica Corp.	57,444	281,476
	United Online, Inc.	105,196	643,800
* #	Universal Display Corp.	37,746	288,002
*	UTStarcom, Inc.	182,034	267,590
* #	ValueClick, Inc.	56,637	353,981
*	Veeco Instruments, Inc.	21,700	104,811
* #	VeriFone Holdings, Inc.	34,800	161,124
* #	Viasat, Inc.	33,400	740,144
*	Vicon Industries, Inc.	12,667	72,709
*	Video Display Corp.	29,656	119,810

41

*	Vignette Corp.	51,600	359,652
*	Virage Logic Corp.	57,301	176,487
*	Vishay Intertechnology, Inc.	490	1,450
* #	Vocus, Inc.	14,736	224,871
*	Volterra Semiconductor Corp.	22,206	155,442
	Wayside Technology Group, Inc.	12,865	92,628
*	Web.com Group, Inc.	57,090	171,270
*	Websense, Inc.	29,474	330,109
*	White Electronics Designs Corp.	54,763	213,028
* #	Wind River Systems, Inc.	82,787	659,812
*	Wireless Ronin Technologies, Inc.	12,445	14,561
*	Wireless Telecom Group, Inc.	50,739	18,266
* #	Wizzard Software Corp.	12,182	8,771
*	WPCS International, Inc.	11,897	23,794
* #	Wright Express Corp.	24,280	283,105
*	ZiLOG, Inc.	36,494	88,315
* #	Zix Corp.	182,667	237,467
*	Zoran Corp.	62,054	368,601
*	Zygo Corp.	41,561	237,729
Total Information Technology			132,971,919

Materials — (3.8%)
	A. Schulman, Inc.	30,700	465,105
	A.M. Castle & Co.	51,623	436,731
*	AEP Industries, Inc.	9,932	142,425
	AK Steel Holding Corp.	100,772	813,230
#	AMCOL International Corp.	29,875	432,889
*	American Pacific Corp.	15,005	117,489
#	American Vanguard Corp.	48,280	686,059
*	Amerigon, Inc.	10,656	36,550
	Arch Chemicals, Inc.	29,240	655,268
*	Arrowhead Research Corp.	27,812	24,196
#	Balchem Corp.	40,076	894,897
* #	Basin Water, Inc.	3,399	3,059
*	Brush Engineered Materials, Inc.	26,400	331,584
*	Buckeye Technologies, Inc.	54,700	159,724
*	Bway Holding Co.	8,800	74,448
	Cabot Corp.	57,000	761,520
#	Calgon Carbon Corp.	45,320	569,672
*	Caraustar Industries, Inc.	32,753	6,878
	Carpenter Technology Corp.	39,131	645,662
* #	Century Aluminum Co.	7,300	25,915
	Chemtura Corp.	169,154	126,866
	Commercial Metals Co.	35,855	412,333
#	Compass Minerals International, Inc.	13,360	803,871
* #	Constar International, Inc.	24,771	743
*	Continental Materials Corp.	1,000	16,860
*	Core Molding Technologies, Inc.	24,700	51,623
	Deltic Timber Corp.	13,110	518,763
	Eagle Materials, Inc.	41,500	750,320
#	Empire Resources, Inc.	20,882	18,794
	Ferro Corp.	45,850	181,566
* #	Flotek Industries, Inc.	40,303	116,476
	Friedman Industries, Inc.	21,732	121,699
	Georgia Gulf Corp.	2,400	2,256

42

	Gibraltar Industries, Inc.	63,685	651,498
*	Graphic Packaging Holding Co.	128,686	111,957
*	H&E Equipment Services, Inc.	42,350	282,475
	H.B. Fuller Co.	48,758	681,149
	Hawkins, Inc.	18,860	273,470
* #	Haynes International, Inc.	800	14,616
* #	Headwaters, Inc.	95,842	434,164
* #	Hecla Mining Co.	103,300	273,745
*	ICO, Inc.	58,834	155,910
	Innophos Holdings, Inc.	27,800	420,614
* #	ION Geophysical Corp.	109,300	163,950
	Kaiser Aluminum Corp.	18,275	453,951
	KMG Chemicals, Inc.	32,047	166,644
#	Koppers Holdings, Inc.	15,411	249,658
	Kronos Worldwide, Inc.	45,565	649,301
*	Landec Corp.	50,094	275,517
#	Louisiana-Pacific Corp.	39,616	82,401
*	LSB Industries, Inc.	23,189	171,135
*	Material Sciences Corp.	25,801	36,121
*	Maxxam, Inc.	6,698	61,287
* #	Metalico, Inc.	58,548	143,443
	Minerals Technologies, Inc.	21,700	820,477
* #	Mines Management, Inc.	69,183	102,391
*	Mod-Pac Corp.	5,715	7,401
	Myers Industries, Inc.	57,070	357,829
*	Nanophase Technologies Corp.	37,417	31,056
	Neenah Paper, Inc.	22,074	148,558
	NewMarket Corp.	27,175	856,013
	NL Industries, Inc.	138,859	1,605,210
	NN, Inc.	16,291	27,695
*	Northern Technologies International Corp.	6,826	52,833
* #	Northwest Pipe Co.	19,787	697,690
	Olin Corp.	3,931	55,231
	Olympic Steel, Inc.	16,455	261,141
*	OM Group, Inc.	41,800	810,084
*	OMNOVA Solutions, Inc.	442	402
	P.H. Glatfelter Co.	56,817	494,876
	Penford Corp.	29,951	259,376
*	PolyOne Corp.	42,797	87,734
	Quaker Chemical Corp.	29,113	332,179
*	Ready Mix, Inc.	8,021	10,828
*	Rock of Ages Corp.	626	1,167
	Rock-Tenn Co. Class A	37,456	1,167,504
*	Rockwood Holdings, Inc.	17,200	129,172
*	Rosetta Resources, Inc.	72,981	442,995
	Royal Gold, Inc.	26,975	1,296,958
* #	RTI International Metals, Inc.	27,200	362,032
#	Schnitzer Steel Industries, Inc. Class A	15,550	610,649
	Schweitzer-Maudoit International, Inc.	27,291	584,027
	Sensient Technologies Corp.	42,224	907,816
*	Solitario Exploration & Royalty Corp.	28,625	37,213
	Spartech Corp.	23,877	75,690
#	Stepan Co.	28,075	1,030,072
*	Stillwater Mining Co.	30,500	126,575
* #	Symyx Technologies, Inc.	100,156	480,749

43

	Synalloy Corp.	19,379	106,197
	Temple-Inland, Inc.	84,887	481,309
#	Texas Industries, Inc.	24,300	551,853
*	U.S. Concrete, Inc.	112,325	312,264
* #	U.S. Gold Corp.	1,476	2,922
*	United States Lime & Minerals, Inc.	16,822	354,103
*	Universal Stainless & Alloy Products, Inc.	17,920	259,840
*	W.R. Grace & Co.	6,383	36,830
	Wausau Paper Corp.	102,697	976,648
#	Westlake Chemical Corp.	107,400	1,468,158
#	Worthington Industries, Inc.	40,420	406,625
#	Zep, Inc.	29,100	319,809
* #	Zoltek Companies, Inc.	29,100	206,028
Total Materials			35,912,686

Other — (0.0%)
* ●	ePresence, Inc. Escrow Shares	8,100	—
* ●	Petrocorp, Inc. Escrow Shares	5,200	312
Total Other			312

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	37,116	309,919
	Arbinet-thexchange, Inc.	54,315	91,249
* #	Cbeyond, Inc.	31,579	497,053
*	Centennial Communications Corp.	86,955	711,292
*	Cincinnati Bell, Inc.	110,743	153,933
*	Cogent Communications Group, Inc.	70,994	472,110
	Consolidated Communications Holdings, Inc.	34,564	389,191
	D&E Communications, Inc.	34,386	240,358
	FairPoint Communications, Inc.	11,611	31,698
*	General Communications, Inc. Class A	135,385	889,479
	Hickory Tech Corp.	38,753	229,030
* #	ICO Global Communications (Holdings), Ltd.	11,165	6,587
	IDT Corp.	64	23
	IDT Corp. Class B	9,070	3,175
	Iowa Telecommunications Services, Inc.	62,086	797,805
*	Nexstar Broadcasting Group, Inc.	19,332	15,466
#	NTELOS Holdings Corp.	34,530	747,229
*	Occam Networks, Inc.	49,193	129,870
*	PAETEC Holding Corp.	29,033	39,195
*	Premiere Global Services, Inc.	76,314	739,483
#	Shenandoah Telecommunications Co.	19,344	471,607
*	Spark Networks, Inc.	60,096	147,235
	SureWest Communications	5,486	56,012
*	Syniverse Holdings, Inc.	73,854	1,001,460
* #	USA Mobility, Inc.	70,424	744,382
* #	Vonage Holdings Corp.	8,185	4,584
	Warwick Valley Telephone Co.	1,600	14,160
*	Xeta Corp.	27,289	50,758
Total Telecommunication Services			8,984,343

Utilities — (2.8%)
	ALLETE, Inc.	21,371	664,638
	American States Water Co.	25,359	876,661
	Artesian Resources Corp. Class A	19,176	299,913

44

#	Avista Corp.	49,089	934,655
#	Black Hills Corp.	4,500	119,250
*	Cadiz, Inc.	25,118	233,095
	California Water Service Group	20,320	883,920
	Central Vermont Public Service Corp.	20,175	455,955
#	CH Energy Group, Inc.	16,481	833,609
	Chesapeake Utilities Corp.	20,205	585,339
#	Cleco Corp.	45,290	1,034,877
#	Connecticut Water Services, Inc.	24,393	564,454
	Delta Natural Gas Co., Inc.	9,150	219,600
*	El Paso Electric Co.	46,805	774,155
	Empire District Electric Co.	36,050	640,248
	Energy West, Inc.	13,998	123,602
	Florida Public Utilities Co.	19,174	198,739
	IDACORP, Inc.	40,580	1,181,284
#	Laclede Group, Inc.	37,663	1,709,524
	Maine & Maritimes Corp.	1,400	55,510
#	MGE Energy, Inc.	31,592	1,012,524
	Middlesex Water Co.	39,690	656,870
	New Jersey Resources Corp.	44,243	1,773,702
#	Nicor, Inc.	31,400	1,074,194
	Northwest Natural Gas Co.	27,940	1,199,744
	NorthWestern Corp.	37,088	897,900
	Otter Tail Corp.	41,221	835,550
#	PNM Resources, Inc.	77,250	775,590
	RGC Resources, Inc.	5,794	149,775
	SJW Corp.	43,142	1,160,088
	South Jersey Industries, Inc.	34,187	1,275,175
	Southern Union Co.	1	7
	Southwest Gas Corp.	29,023	747,632
	Southwest Water Co.	57,171	256,126
#	UIL Holdings Corp.	26,393	697,567
	Unisource Energy Corp.	31,025	876,146
	Unitil Corp.	1,900	38,399
	York Water Co.	26,692	314,699
Total Utilities			26,130,716

TOTAL COMMON STOCKS			744,942,673

RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	38,293	—
* ●	Lantronix, Inc. Warrants 2008	17	—
* ●	Mossimo, Inc. Contingent Rights	2,300	—
* ●	Tengasco, Inc. Warrants	512	—
*	Valley National Bancorp Warrants 06/30/15	3	11
TOTAL RIGHTS/WARRANTS			11

TEMPORARY CASH INVESTMENTS — (2.1%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	19,716,620	19,716,620

45

SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	181,391,100	181,391,100

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $1,929,682 FHLMC 5.500%, 01/01/38, valued at $1,762,452) to be repurchased at $1,711,159	$1,711	1,711,118

TOTAL SECURITIES LENDING COLLATERAL		183,102,218

TOTAL INVESTMENTS - (100.0%)
(Cost $1,174,512,063)##		$947,761,522

46

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Shares	Value††

AUSTRALIA — (2.5%)
COMMON STOCKS — (2.5%)
Amcor, Ltd.	451,111	$1,527,021
APN News & Media, Ltd.	184,275	231,637
AXA Asia Pacific Holdings, Ltd.	631,591	1,866,123
Bank of Queensland, Ltd.	33,223	153,896
Bendigo Bank, Ltd.	70,986	446,084
BlueScope Steel, Ltd.	429,147	943,311
# Boral, Ltd.	340,361	702,917
Caltex Australia, Ltd.	144,422	791,838
Commonwealth Bank of Australia	394,419	6,701,639
CSR, Ltd.	1,056,540	935,230
Downer EDI, Ltd.	183,231	407,401
Fairfax Media, Ltd.	360,098	316,211
Foster’s Group, Ltd.	960,161	3,301,844
Insurance Australia Group, Ltd.	660,299	1,613,049
Lend Lease Corp., Ltd.	117,651	497,018
# Macquarie Group, Ltd.	60,333	964,570
Metcash, Ltd.	149,361	394,900
National Australia Bank, Ltd.	287,511	3,390,989
Onesteel, Ltd.	402,051	605,346
Qantas Airways, Ltd.	373,131	571,518
Seven Network, Ltd.	21,595	81,183
Suncorp-Metway, Ltd.	141,126	657,656
TABCORP Holdings, Ltd.	2,500	10,642
Toll Holdings, Ltd.	380,301	1,303,609
Washington H. Soul Pattinson & Co., Ltd.	47,047	256,675

TOTAL — AUSTRALIA		28,672,307

AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Erste Group Bank AG	48,707	731,532
OMV AG	29,840	850,358
Voestalpine AG	26,644	515,017

TOTAL — AUSTRIA		2,096,907

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Delhaize Group	55,030	3,536,242
Delhaize Group Sponsored ADR	10,600	679,990
Solvay SA	7,464	527,231
UCB SA	99,152	3,080,351
TOTAL COMMON STOCKS		7,823,814

1

RIGHTS/WARRANTS — (0.0%)
*	Umicore	3,600	42

TOTAL — BELGIUM			7,823,856

CANADA — (8.3%)
COMMON STOCKS — (8.3%)
	Addax Petroleum Corp.	31,100	497,093
	Astral Media, Inc. Class A	22,250	473,215
	Bank of Montreal	274,213	7,435,337
	Barrick Gold Corp.	304,400	11,453,632
	Canadian Pacific Railway, Ltd.	125,403	3,806,320
	Canadian Tire Corp. Class A	62,053	2,069,698
	Canadian Utilities, Ltd. Class A	13,500	437,725
*	CGI Group, Inc.	227,161	1,839,518
	Cogeco Cable, Inc.	2,250	63,339
	Empire Co., Ltd. Class A	19,858	840,311
	EnCana Corp.	2	89
	Fairfax Financial Holdings, Inc.	9,700	3,155,417
	First Quantum Minerals, Ltd.	24,000	426,862
	George Weston, Ltd.	38,500	2,051,136
	Gerdau Ameristeel Corp.	63,889	376,170
	Goldcorp, Inc.	355,694	10,535,214
	Groupe Aeroplan, Inc.	71,800	523,459
	Industrial Alliance Insurance & Financial Services, Inc.	43,200	695,075
	ING Canada, Inc.	21,200	570,520
	Jean Coutu Group PJC, Inc. Class A	12,600	85,182
	Loblaw Companies, Ltd.	71,387	2,021,249
	Magna International, Inc. Class A	55,970	1,566,932
	Manitoba Telecom Services, Inc.	8,700	254,136
	Manulife Financial Corp.	2,900	48,150
	Metro, Inc. Class A	58,400	1,866,895
	National Bank of Canada	91,700	2,559,000
	Onex Corp.	42,400	587,463
	Petro-Canada	249,400	5,407,989
	Power Corp. of Canada, Ltd.	181,299	3,126,992
*	Sino-Forest Corp.	71,800	538,683
	Sun Life Financial, Inc.	488,350	9,940,237
	Telus Corp.	4,900	138,898
#	Thomson Reuters Corp.	128,722	3,149,162
	Toronto Dominion Bank	159,185	5,166,616
	TransCanada Corp.	230,400	6,196,609
*	Viterra, Inc.	122,927	927,278
	Yamana Gold, Inc.	320,200	2,595,546

TOTAL — CANADA			93,427,147

2

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
A P Moller - Maersk A.S.	168	802,985
Carlsberg A.S. Series B	36,008	1,189,853
Dampskibsselsk Torm A.S.	27,406	293,642
Danisco A.S.	32,259	1,184,082
Danske Bank A.S.	226,831	2,277,892
* Jyske Bank A.S.	29,350	665,057
Sydbank A.S.	22,100	294,002

TOTAL — DENMARK		6,707,513

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Kesko Oyj	68,400	1,681,392
Neste Oil Oyj	26,895	389,349
Outokumpu Oyj Series A	121,900	1,388,667
Pohjola Bank P.L.C.	16,800	196,724
Rautaruukki Oyj Series K	16,100	255,652
Sampo Oyj	57,704	926,298
Stora Enso Oyj Series R	584,456	3,561,421
UPM-Kymmene Oyj	522,500	4,937,064

TOTAL — FINLAND		13,336,567

FRANCE — (8.9%)
COMMON STOCKS — (8.9%)
Air France-KLM	157,437	1,505,872
AXA SA	948,963	14,945,031
AXA SA Sponsored ADR	192,906	3,105,787
BNP Paribas SA	522,726	19,955,526
Capgemini SA	59,817	2,055,508
Casino Guichard Perrachon SA	29,583	1,938,452
Ciments Francais SA	10,168	776,606
CNP Assurances	24,196	1,610,374
Compagnie de Saint-Gobain	230,893	7,799,894
Compagnie Generale des Establissements Michelin Series B	38,368	1,499,944
Credit Agricole SA	297,600	3,602,518
Credit Industriel et Commercial	3,905	419,502
Euler Hermes SA	3,851	137,432
# European Aeronautic Defence & Space Co.	164,356	2,860,647
Lafarge SA	74,824	3,436,695
Lagardere SCA	86,944	3,307,424
Peugeot SA	66,000	1,116,432
PPR SA	52,849	2,664,020
Renault SA	35,200	678,186
Safran SA	77,902	971,392
Schneider Electric SA	44,375	2,808,177
SCOR SE (4797364)	4	10
SCOR SE (B1LB9P6)	125,072	2,536,490
Societe Generale Paris	120,250	5,027,950
STMicroelectronics NV	469,191	2,423,419
Vivendi SA	509,113	13,115,015

TOTAL — FRANCE		100,298,303

3

GERMANY — (11.8%)
COMMON STOCKS — (11.8%)
Allianz SE	188,633	15,801,410
Allianz SE Sponsored ADR	334,395	2,785,510
Bayerische Motoren Werke AG	219,378	5,202,601
# Commerzbank AG	211,454	966,693
Daimler AG	505,191	14,160,814
Daimler AG Sponsored ADR	82,700	2,314,773
# Deutsche Bank AG	113,494	2,957,180
Deutsche Lufthansa AG	141,492	1,714,899
Deutsche Telekom AG	1,440,584	17,494,363
Deutsche Telekom AG Sponsored ADR	681,300	8,202,852
E.ON AG	1,087,380	35,261,328
Fraport AG	23,273	870,643
Generali Deutschland Holding AG	10,428	833,202
Hannover Rueckversicherung AG	25,951	776,038
Linde AG	32,199	2,162,049
Munchener Rueckversicherungs-Gesellschaft AG	128,600	16,983,622
* Porsche Automobil Holding SE	14,336	840,208
Salzgitter AG	3,056	221,456
Suedzucker AG	9,216	145,124
# ThyssenKrupp AG	142,023	2,891,207
TUI AG	82,681	688,886

TOTAL — GERMANY		133,274,858

GREECE — (0.0%)
COMMON STOCKS — (0.0%)
EFG Eurobank Ergasias S.A.	31,083	194,388
Hellenic Petroleum S.A.	34,102	245,251

TOTAL — GREECE		439,639

HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
Cathay Pacific Airways, Ltd.	240,000	278,342
Cheung Kong Holdings, Ltd.	892,000	8,230,167
Great Eagle Holdings, Ltd.	100,395	122,700
Hang Lung Group, Ltd.	560,000	1,803,695
Henderson Land Development Co., Ltd.	551,000	2,104,728
Hong Kong and Shanghai Hotels, Ltd.	349,201	256,105
Hopewell Holdings, Ltd.	352,000	1,153,592
Hutchison Whampoa, Ltd.	1,321,000	6,721,632
Hysan Development Co., Ltd.	273,192	443,114
Kingboard Chemical Holdings, Ltd.	13,000	20,928
MTR Corp., Ltd.	406,070	969,806
New World Development Co., Ltd.	1,508,764	1,430,164
Sino Land Co., Ltd.	1,376,484	1,319,771
Sun Hung Kai & Co., Ltd.	35,000	21,023
Sun Hung Kai Properties, Ltd.	657,000	5,820,608

4

Tsim Sha Tsui Properties, Ltd.	249,333	745,090
Wharf Holdings, Ltd.	866,925	2,142,158
Wheelock and Co., Ltd.	973,000	1,711,489
Wheelock Properties, Ltd.	445,000	165,659

TOTAL — HONG KONG		35,460,771

IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Allied Irish Banks P.L.C.	36,000	52,659

ITALY — (2.1%)
COMMON STOCKS — (2.1%)
Banca Monte Dei Paschi di Siena SpA	518,125	743,051
Banca Popolare di Milano Scarl	379,940	1,938,792
Banco Popolare Scarl	63,409	361,643
Fondiaria - Sai SpA	57,183	891,984
Intesa Sanpaolo SpA	1,844,986	5,814,558
Italcementi SpA	94,820	885,834
Telecom Italia SpA	604,663	742,982
Telecom Italia SpA Sponsored ADR	190,300	2,350,205
UniCredito Italiano SpA	1,792,725	3,154,355
Unione di Banche Italiane ScpA	456,559	5,681,754
Unipol Gruppo Finanziario SpA	481,660	718,717

TOTAL — ITALY		23,283,875

JAPAN — (17.5%)
COMMON STOCKS — (17.5%)
Aioi Insurance Co., Ltd.	342,700	1,674,645
Aisin Seiki Co., Ltd.	91,000	1,223,918
Ajinomoto Co., Inc.	82,000	706,180
Amada Co., Ltd.	234,000	1,118,301
Aoyama Trading Co., Ltd.	14,400	210,703
* Aozora Bank, Ltd.	254,000	283,657
Asahi Kasei Corp.	203,000	830,422
Asatsu-DK, Inc.	6,000	119,464
Bridgestone Corp.	363,800	4,624,589
Canon Marketing Japan, Inc.	39,500	581,151
Chudenko Corp.	11,200	194,385
Citizen Holdings Co., Ltd.	144,000	586,245
Coca-Cola West Co., Ltd.	24,700	508,523
Comsys Holdings Corp.	46,000	387,802
Cosmo Oil Co., Ltd.	342,000	909,687
Credit Saison Co., Ltd.	60,800	596,425
Dai Nippon Printing Co., Ltd.	429,000	4,188,241
Dai Nippon Sumitomo Pharma Co., Ltd.	26,000	231,274
Daicel Chemical Industries, Ltd.	233,000	1,024,128
Daiwa House Industry Co., Ltd.	318,200	2,847,129
Dentsu, Inc.	71,600	1,230,414

5

	DIC Corp.	361,000	583,748
	Fuji Electric Holdings Co., Ltd.	195,000	232,388
	Fuji Heavy Industries, Ltd.	423,000	1,219,071
	FUJIFILM Holdings Corp.	363,000	7,936,374
	Fujikura, Ltd.	167,000	456,800
	Fukuoka Financial Group, Inc.	416,000	1,395,321
	Glory, Ltd.	37,500	644,106
	H2O Retailing Corp.	68,000	492,954
	Hakuhodo Dy Holdings, Inc.	13,520	604,411
	Hitachi Chemical Co., Ltd.	33,000	359,463
	Hitachi Metals, Ltd.	6,000	30,916
	Hitachi Transport System, Ltd.	17,600	217,915
	Hitachi, Ltd.	2,287,000	6,975,936
	Hitachi, Ltd. Sponsored ADR	21,300	642,408
	House Foods Corp.	37,000	614,938
	Idemitsu Kosan Co., Ltd.	18,800	1,226,824
	IHI Corp.	333,000	386,734
*	Isetan Mitsukoshi Holdings, Ltd.	126,600	909,504
	Isuzu Motors, Ltd.	349,000	405,127
	JS Group Corp.	191,440	2,552,122
	JTEKT Corp.	75,400	466,022
	Juroku Bank, Ltd.	127,000	580,558
	Kajima Corp.	190,000	501,127
	Kamigumi Co., Ltd.	158,000	1,251,866
	Kandenko Co., Ltd.	69,000	511,695
	Kaneka Corp.	180,000	962,526
	Kansai Paint Co., Ltd.	57,000	287,641
	Kinden Corp.	109,000	962,192
	Kissei Pharmaceutical Co., Ltd.	8,000	205,995
	Kobe Steel, Ltd.	843,000	1,258,835
	Konica Minolta Holdings, Inc.	177,000	1,378,383
	Kuraray Co., Ltd.	111,000	873,195
	Kyocera Corp.	80,500	5,167,763
	Marui Group Co., Ltd.	90,500	467,790
	Mazda Motor Corp.	285,000	441,822
	Meiji Seika Kaisha, Ltd.	74,000	302,152
	Mitsubishi Gas Chemical Co., Inc.	235,000	933,485
	Mitsubishi Heavy Industries, Ltd.	1,081,000	4,084,694
	Mitsubishi Logistics Corp.	69,000	700,831
	Mitsubishi Materials Corp.	523,000	1,302,874
	Mitsubishi Rayon Co., Ltd.	310,000	743,004
	Mitsui Chemicals, Inc.	456,000	1,310,780
	Mitsui Mining and Smelting Co., Ltd.	347,000	623,696
	Mitsui Sumitomo Insurance Group Holdings, Inc.	318,600	8,258,088
	Nagase & Co., Ltd.	96,000	851,044
	NEC Corp.	1,389,000	3,703,438
	NGK Spark Plug Co., Ltd.	145,000	1,114,702
	Nippon Electric Glass Co., Ltd.	37,000	244,206
	Nippon Express Co., Ltd.	574,000	2,054,554
	Nippon Kayaku Co., Ltd.	68,000	307,436
	Nippon Meat Packers, Inc.	51,397	647,574
	Nippon Mining Holdings, Inc.	636,500	2,314,934

6

	Nippon Mitsubishi Oil Corp.	706,800	3,071,272
	Nippon Paper Group, Inc.	51,200	1,520,581
	Nippon Sheet Glass Co., Ltd.	343,000	839,233
	Nippon Shokubai Co., Ltd.	58,000	385,988
	Nippon Television Network Corp.	2,660	272,988
	Nishi-Nippon Bank, Ltd.	319,000	782,913
	Nissan Motor Co., Ltd.	346,900	1,045,063
	Nissay Dowa General Insurance Co., Ltd.	101,000	535,752
	Nisshin Seifun Group, Inc.	200	2,174
	Nisshin Steel Co., Ltd.	363,000	606,465
	Nisshinbo Industries, Inc.	80,000	584,119
	NOK Corp.	68,200	479,169
	NSK, Ltd.	171,000	548,879
	NTN Corp.	168,000	447,600
	Obayashi Corp.	384,000	1,805,177
	Oji Paper Co., Ltd.	86,000	408,206
	Omron Corp.	82,600	978,270
	Onward Holdings Co., Ltd.	84,000	569,902
	Panasonic Corp.	56,998	691,537
	Panasonic Electric Works Co., Ltd.	271,000	2,129,143
	Q.P. Corp.	21,500	278,455
#	Resona Holdings, Inc.	16,725	257,895
	Ricoh Co., Ltd.	276,000	3,368,216
	Rohm Co., Ltd.	72,800	3,615,645
	Sapporo Hokuyo Holdings, Inc.	112,000	398,790
*	SBI Holdings, Inc.	5,844	705,861
	Sega Sammy Holdings, Inc.	30,400	384,638
	Seiko Epson Corp.	68,500	869,564
	Sekisui Chemical Co., Ltd.	257,000	1,430,352
	Sekisui House, Ltd.	307,000	2,578,546
	Shiga Bank, Ltd.	195,000	1,161,406
	Shimachu Co., Ltd.	19,100	407,008
	Shimizu Corp.	327,000	1,475,208
	Shinko Securities Co., Ltd.	282,000	562,389
	Shizuoka Bank, Ltd.	264,000	2,752,574
	Showa Denko K.K.	369,000	490,335
	Showa Shell Sekiyu K.K.	46,600	436,289
	Sojitz Corp.	355,100	544,083
	Sompo Japan Insurance, Inc.	452,840	2,823,721
	Sony Corp. Sponsored ADR	37,100	713,062
	Sumitomo Chemical Co., Ltd.	400,000	1,267,479
	Sumitomo Corp.	632,500	5,723,795
	Sumitomo Electric Industries, Ltd.	539,600	4,061,660
	Sumitomo Forestry Co., Ltd.	24,000	172,187
	Sumitomo Heavy Industries, Ltd.	57,000	180,960
	Sumitomo Mitsui Financial Group, Inc.	80	3,170
	Sumitomo Rubber Industries, Ltd.	72,500	455,401
	Sumitomo Trust & Banking Co., Ltd.	146,000	715,903
	Suzuken Co., Ltd.	16,800	433,148
	Taiheiyo Cement Corp.	514,000	704,292
	Taisei Corp.	546,000	1,205,618
	Taisho Pharmaceutical Co., Ltd.	12,000	244,949

7

Takashimaya Co., Ltd.	181,000	1,217,920
TDK Corp. Sponsored ADR	1,718	64,202
Teijin, Ltd.	749,000	1,799,583
The 77 Bank, Ltd.	298,000	1,495,731
The Awa Bank, Ltd.	64,000	416,196
The Bank of Kyoto, Ltd.	154,000	1,620,680
The Bank of Nagoya, Ltd.	64,000	376,287
The Chiba Bank, Ltd.	316,000	1,772,753
The Chugoku Bank, Ltd.	77,400	1,088,144
The Daishi Bank, Ltd.	255,000	1,086,065
The Fuji Fire & Marine Insurance Co., Ltd.	112,000	126,141
The Gunma Bank, Ltd.	184,000	1,065,589
The Hachijuni Bank, Ltd.	364,000	2,038,106
The Higo Bank, Ltd.	164,000	955,746
The Hiroshima Bank, Ltd.	231,000	981,810
The Hokkoku Bank, Ltd.	108,000	389,297
The Hyakugo Bank, Ltd.	192,000	1,033,244
The Hyakujishi Bank, Ltd.	120,000	625,229
The Iyo Bank, Ltd.	108,000	1,271,532
The Joyo Bank, Ltd.	242,000	1,312,428
The Kagoshima Bank, Ltd.	145,000	1,114,664
The Keiyo Bank, Ltd.	108,000	528,788
The Nanto Bank, Ltd.	81,000	437,386
The Ogaki Kyoritsu Bank, Ltd.	68,000	331,993
The San-in Godo Bank, Ltd.	133,000	1,020,714
Toda Corp.	120,000	412,624
Tokio Marine Holdings, Inc.	177,329	4,696,904
Tokyo Steel Manufacturing Co., Ltd.	93,400	915,494
Tokyo Tatemono Co., Ltd.	83,000	277,041
Toppan Printing Co., Ltd.	378,000	2,545,341
Toshiba TEC Corp.	60,000	178,610
Toyo Seikan Kaisha, Ltd.	116,900	1,732,772
Toyobo Co., Ltd.	40,000	57,237
Toyoda Gosei Co., Ltd.	21,100	238,932
Toyota Auto Body Co., Ltd.	32,000	426,725
Toyota Boshoku Corp.	21,400	171,936
Toyota Tsusho Corp.	102,200	916,652
TV Asahi Corp.	54	67,975
UNY Co., Ltd.	104,000	864,445
Wacoal Corp.	54,000	703,632
Yamaguchi Financial Group, Inc.	98,000	1,088,656
Yamaha Corp.	101,600	888,673
Yamaha Motor Co., Ltd.	144,400	1,354,497
Yamanashi Chuo Bank, Ltd.	55,000	320,252
Yokogawa Electric Corp.	138,500	629,745
Yokohama Rubber Co., Ltd.	127,000	446,181

TOTAL — JAPAN		198,010,827

NETHERLANDS — (3.6%)
COMMON STOCKS — (3.6%)
Aegon NV	618,435	3,234,262

8

ArcelorMittal	414,889	9,284,286
Heineken Holding NV	397	10,609
ING Groep NV	693,503	5,723,495
ING Groep NV Sponsored ADR	111,900	932,127
Koninklijke Ahold NV	273,884	3,284,016
Koninklijke DSM NV	120,824	2,895,253
Koninklijke Philips Electronics NV	802,193	14,580,717
* Reinet Investments SCA	32,287	301,782

TOTAL — NETHERLANDS		40,246,547

NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Auckland International Airport, Ltd.	168,196	154,448
Contact Energy, Ltd.	18,479	63,967
Fletcher Building, Ltd.	143,342	405,904

TOTAL — NEW ZEALAND		624,319

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
DnB NOR ASA Series A	455,000	1,543,028
Norsk Hydro ASA	248,800	886,717
Orkla ASA	613,500	4,078,028
Storebrand ASA	76,502	194,594
Wilh. Wilhelmsen ASA	7,150	81,775

TOTAL — NORWAY		6,784,142

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
* Banco Comercial Portugues SA	114,799	116,938
Banco Espirito Santo SA	142,013	939,984

TOTAL — PORTUGAL		1,056,922

SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
Capitaland, Ltd.	798,000	1,235,750
# DBS Group Holdings, Ltd.	1,086,900	6,257,625
Fraser & Neave, Ltd.	773,550	1,450,676
Jardine Cycle & Carriage, Ltd.	47,050	331,263
# Neptune Orient Lines, Ltd.	283,000	206,350
Overseas Chinese Banking Corp., Ltd.	718,200	2,410,763
Singapore Airlines, Ltd.	409,400	2,992,051
Singapore Land, Ltd.	123,000	267,477
United Industrial Corp., Ltd.	260,000	211,087
United Overseas Bank, Ltd.	46,400	360,072
UOL Group, Ltd.	335,600	428,003

TOTAL — SINGAPORE		16,151,117

9

SPAIN — (5.3%)
COMMON STOCKS — (5.3%)
Acciona SA	22,208	2,501,515
Acerinox SA	138,400	1,803,008
Banco Bilbao Vizcaya Argentaria SA	200,370	1,868,422
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	6,100	56,669
# Banco de Sabadell SA	610,235	3,055,862
Banco Espanol de Credito SA	51,687	471,073
Banco Pastor SA	18,258	108,254
Banco Popular Espanol SA	285,706	1,957,783
Banco Santander Central Hispano SA	3,419,617	27,671,835
Banco Santander SA Sponsored ADR	555,038	4,351,498
Fomento de Construcciones y Contratas SA	28,773	749,941
Grupo Ferrovial SA	51,987	1,378,678
Iberia Lineas Aereas de Espana SA	302,000	695,836
Mapfre SA	493,525	1,390,864
Repsol YPF SA	384,926	6,874,645
Repsol YPF SA Sponsored ADR	251,300	4,465,601
Sacyr Vallehermoso SA	54,812	467,452

TOTAL — SPAIN		59,868,936

SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
Electrolux AB Series B	15,000	107,994
Holmen AB Series B	56,400	1,152,938
Nordea Bank AB	1,387,996	7,338,969
Skandinaviska Enskilda Banken AB Series A	166,869	709,880
SSAB Svenskt Stal AB Series A	102,500	719,656
SSAB Svenskt Stal AB Series B	67,450	443,123
Svenska Cellulosa AB Series B	566,500	4,419,964
Svenska Handelsbanken AB Series A	205,230	2,237,334
Swedbank AB Series A	1,700	5,959
Tele2 AB Series B	142,500	1,148,502
TeliaSonera AB	847,389	3,715,963
Volvo AB Series A	216,500	881,615
Volvo AB Series B	488,500	1,947,472

TOTAL — SWEDEN		24,829,369

SWITZERLAND — (6.3%)
COMMON STOCKS — (6.3%)
Adecco SA	99,494	3,340,116
Baloise-Holding AG	26,432	1,639,818
Banque Cantonale Vaudoise	2,637	739,572
* Compagnie Financiere Richemont SA Series A	393,600	5,768,773
Credit Suisse Group AG	616,112	15,724,119
Credit Suisse Group AG Sponsored ADR	45,109	1,149,828
EMS-Chemie Holding AG	66	4,719
Givaudan SA	7,583	5,136,246
Holcim, Ltd.	165,528	6,673,788
Julius Baer Holdings, Ltd. AG	5,898	174,908
Luzerner Kantonalbank AG	102	21,796

10

	Sika AG	1,348	1,060,653
	St. Galler Kantonalbank	2,697	884,468
	Swatch Group AG	11,500	1,280,686
	Swiss Life Holding AG	25,950	1,407,502
	Swiss Re	230,487	6,115,045
*	UBS AG	3,449	43,252
*	UBS AG ADR	21,791	271,298
	Valiant Holding AG	9,300	1,616,360
	Zurich Financial SVCS AG	100,448	18,111,957

TOTAL — SWITZERLAND			71,164,904

UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
	Arriva P.L.C.	107,620	710,990
	Associated British Foods P.L.C.	412,413	3,946,763
	Aviva P.L.C.	1,529,307	6,908,849
	BAE Systems P.L.C.	315,962	1,833,874
#	Barclays P.L.C. Sponsored ADR	56,282	321,370
	BP P.L.C. Sponsored ADR	149,300	6,340,771
	British Airways P.L.C.	390,000	672,889
	Cable and Wireless P.L.C.	844,540	1,912,987
	Carnival P.L.C.	106,313	1,936,694
	Carnival P.L.C. ADR	56,400	1,018,020
*	easyJet P.L.C.	205,323	884,581
	Friends Provident P.L.C.	2,884,269	3,441,095
	HSBC Holdings P.L.C.	557,603	4,326,295
	HSBC Holdings P.L.C. Sponsored ADR	715,978	27,808,586
	International Power P.L.C.	1,018,218	3,993,533
	Investec P.L.C.	302,832	1,091,088
	ITV P.L.C.	2,266,426	898,219
	Kingfisher P.L.C.	2,149,058	4,301,061
	Legal and General Group P.L.C.	2,001,467	1,780,643
	Lloyds Banking Group P.L.C. Sponsored ADR	65,300	340,213
	London Stock Exchange Group P.L.C.	44,688	308,713
	Old Mutual P.L.C.	150,561	113,428
	Pearson P.L.C.	311,987	2,978,661
	Pearson P.L.C. Sponsored ADR	474,900	4,516,299
	Rexam P.L.C.	497,351	2,233,478
*	Rolls-Royce Group P.L.C.	1,187,074	5,666,664
	Royal Dutch Shell P.L.C. ADR	564,548	27,002,331
	Royal Dutch Shell P.L.C. Series B	215,910	5,125,575
	RSA Insurance Group P.L.C.	2,847,830	5,403,941
	SABmiller P.L.C.	324,677	5,303,513
	Sainsbury (J.) P.L.C.	2,160,157	10,368,120
	Schroders P.L.C.	129,234	1,421,748
	Schroders P.L.C. Non-Voting	43,325	400,883
	Standard Chartered P.L.C.	276,893	3,498,721
	Standard Life P.L.C.	234,210	745,297
	Thomas Cook Group P.L.C.	137,567	379,139
	Thomson Reuters P.L.C.	83,036	1,669,457
	Thomson Reuters P.L.C. ADR	4,183	508,318

11

	Vodafone Group P.L.C.	18,112,592	33,640,782
	Vodafone Group P.L.C. Sponsored ADR	889,400	16,533,946
	Whitbread P.L.C.	168,276	1,987,546
	William Morrison Supermarkets P.L.C.	2,028,411	7,923,216
	Xstrata P.L.C.	182,213	1,488,685

	TOTAL — UNITED KINGDOM		213,686,982

		Face
		Amount	Value†
		(000)

	TEMPORARY CASH INVESTMENTS — (2.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $33,570,000 FNMA 5.50%, 08/01/37, valued at $30,728,677) to be repurchased at $30,271,479	$30,271	30,271,000

		Shares

	SECURITIES LENDING COLLATERAL — (2.0%)
§ @	DFA Short Term Investment Fund LP	20,859,595	20,859,595

		Face
		Amount
		(000)

@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $1,522,280) to be repurchased at $1,492,467	$1,492	1,492,431

	TOTAL SECURITIES LENDING COLLATERAL		22,352,026

	TOTAL INVESTMENTS - (100.0%)
	(Cost $1,539,846,909)##		$1,129,921,493

12

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULE OF INVESTMENTS

TAX-MANAGED U.S. EQUITY PORTFOLIO

January 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Equity Series
of The DFA Investment Trust Company	$953,429,571
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,103,806,029)##	$953,429,571

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Shares	Value††

AUSTRALIA — (3.0%)
COMMON STOCKS — (3.0%)
Amcor, Ltd.	22,905	$77,534
Australia & New Zealand Banking Group, Ltd.	26,396	219,042
# Bank of Queensland, Ltd.	2,288	10,598
Bendigo Bank, Ltd.	6,403	40,237
BlueScope Steel, Ltd.	9,042	19,875
# Boral, Ltd.	12,395	25,598
Caltex Australia, Ltd.	2,781	15,248
CSR, Ltd.	26,240	23,227
# Fairfax Media, Ltd.	35,541	31,209
Goodman Fielder, Ltd.	22,714	21,867
Lend Lease Corp., Ltd.	8,595	36,310
# Macquarie Group, Ltd.	6,199	99,106
National Australia Bank, Ltd.	20,300	239,424
Onesteel, Ltd.	16,598	24,991
Qantas Airways, Ltd.	24,542	37,591
Sims Metal Management, Ltd.	1,983	20,916
Suncorp-Metway, Ltd.	17,033	79,375
TABCORP Holdings, Ltd.	13,704	58,336
Toll Holdings, Ltd.	15,803	54,170
Washington H. Soul Pattinson & Co., Ltd.	4,770	26,024

TOTAL — AUSTRALIA		1,160,678

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
# Erste Group Bank AG	1,418	21,297
OMV AG	5,113	145,706
Voestalpine AG	2,633	50,895

TOTAL — AUSTRIA		217,898

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Delhaize Group	3,089	198,500
UCB SA	4,349	135,110

TOTAL — BELGIUM		333,610

CANADA — (6.2%)
COMMON STOCKS — (6.2%)
Astral Media, Inc. Class A	1,300	27,649
Bank of Montreal	5,179	140,430

1

# Canadian Imperial Bank of Commerce	3,900	148,303
Canadian Pacific Railway, Ltd.	2,900	88,023
Canadian Tire Corp. Class A	2,000	66,707
* CGI Group, Inc.	4,500	36,440
Empire Co., Ltd. Class A	500	21,158
# Fairfax Financial Holdings, Inc.	200	65,060
George Weston, Ltd.	1,000	53,276
Gerdau Ameristeel Corp.	4,000	23,552
Groupe Aeroplan, Inc.	4,900	35,724
Industrial Alliance Insurance & Financial Services, Inc.	2,000	32,179
ING Canada, Inc.	700	18,838
Loblaw Companies, Ltd.	1,800	50,965
Magna International, Inc. Class A	2,600	72,789
# Manitoba Telecom Services, Inc.	500	14,606
Metro, Inc. Class A	1,600	51,148
National Bank of Canada	1,500	41,859
Petro-Canada	12,500	271,050
Power Corp. of Canada, Ltd.	5,100	87,963
# Power Financial Corp.	2,600	47,982
Sun Life Financial, Inc.	10,150	206,601
Talisman Energy, Inc.	8,200	77,637
# Thomson Reuters Corp.	6,600	161,468
Toronto Dominion Bank	11,200	363,515
* Viterra, Inc.	5,800	43,751
Yamana Gold, Inc.	16,300	132,128

TOTAL — CANADA		2,380,801

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
A P Moller - Maersk A.S.	30	143,390
Danisco A.S.	1,400	51,388
Danske Bank A.S.	11,003	110,495
* Jyske Bank A.S.	1,300	29,457
Sydbank A.S.	700	9,312

TOTAL — DENMARK		344,042

FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Outokumpu Oyj Series A	3,079	35,075
Sampo Oyj	880	14,126
Stora Enso Oyj Series R	23,497	143,181
UPM-Kymmene Oyj	21,001	198,437

TOTAL — FINLAND		390,819

FRANCE — (8.1%)
COMMON STOCKS — (8.1%)
Air France-KLM	4,815	46,055
AXA SA Sponsored ADR	41,700	671,370
BNP Paribas SA	13,932	531,867
Casino Guichard Perrachon SA	1,170	76,665

2

Ciments Francais SA	244	18,636
CNP Assurances	1,313	87,387
Compagnie de Saint-Gobain	6,500	219,579
Credit Agricole SA	21,060	254,936
# European Aeronautic Defence & Space Co.	9,143	159,136
Lafarge SA	457	20,990
Lagardere SCA	3,281	124,812
Peugeot SA	4,276	72,331
PPR SA	2,686	135,396
Renault SA	4,200	80,920
Safran SA	4,295	53,556
SCOR SE	1,668	33,828
Societe Generale Paris	10,910	456,174
STMicroelectronics NV	18,300	94,522

TOTAL — FRANCE		3,138,160

GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
Allianz SE	7,952	666,123
Bayerische Motoren Werke AG	11,216	265,990
Celesio AG	2,001	43,157
# Commerzbank AG	9,946	45,470
Daimler AG Sponsored ADR	10,300	288,297
Deutsche Bank AG ADR	2,700	69,255
Deutsche Lufthansa AG	7,439	90,162
Deutsche Telekom AG	86,101	1,045,605
Fraport AG	863	32,285
# Generali Deutschland Holding AG	200	15,980
Hannover Rueckversicherung AG	895	26,764
# Heidelberger Zement AG	901	34,712
Munchener Rueckversicherungs-Gesellschaft AG	2,860	377,707
Salzgitter AG	1,060	76,814

TOTAL — GERMANY		3,078,321

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
EFG Eurobank Ergasias S.A.	10,469	65,472
Hellenic Petroleum S.A.	5,666	40,748

TOTAL — GREECE		106,220

HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
Cathay Pacific Airways, Ltd.	37,000	42,911
Cheung Kong Holdings, Ltd.	25,210	232,604
Great Eagle Holdings, Ltd.	8,000	9,777
Henderson Land Development Co., Ltd.	21,749	83,078
Hong Kong and Shanghai Hotels, Ltd.	13,000	9,534
Hopewell Holdings, Ltd.	16,000	52,436
Hutchison Whampoa, Ltd.	79,000	401,975
Kingboard Chemical Holdings, Ltd.	12,000	19,318

3

New World China Land, Ltd.	38,400	9,571
New World Development Co., Ltd.	60,204	57,068
Sino Land Co., Ltd.	20,000	19,176
Sun Hung Kai Properties, Ltd.	4,000	35,437
Wharf Holdings, Ltd.	27,963	69,096
Wheelock and Co., Ltd.	27,000	47,492
Wheelock Properties, Ltd.	30,000	11,168

TOTAL — HONG KONG		1,100,641

IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
# Allied Irish Banks P.L.C. Sponsored ADR	7,500	20,550

ITALY — (3.5%)
COMMON STOCKS — (3.5%)
Banca Popolare di Milano Scarl	3,203	16,345
Banco Popolare Scarl	12,360	70,493
Fondiaria - Sai SpA	900	14,039
Intesa Sanpaolo SpA	68,399	215,563
Telecom Italia SpA	575,704	707,398
UniCredito Italiano SpA	28,630	50,375
Unione di Banche Italiane ScpA	20,410	253,997
Unipol Gruppo Finanziario SpA	15,200	22,681

TOTAL — ITALY		1,350,891

JAPAN — (20.8%)
COMMON STOCKS — (20.8%)
AEON Co., Ltd.	9,200	73,879
Aioi Insurance Co., Ltd.	11,000	53,753
Aisin Seiki Co., Ltd.	1,900	25,554
Ajinomoto Co., Inc.	17,000	146,403
Amada Co., Ltd.	7,000	33,453
* Aozora Bank, Ltd.	13,000	14,518
Asahi Glass Co., Ltd.	10,000	52,223
Bridgestone Corp.	4,000	50,848
Canon Marketing Japan, Inc.	1,500	22,069
Coca-Cola West Co., Ltd.	1,100	22,647
Cosmo Oil Co., Ltd.	20,636	54,890
Credit Saison Co., Ltd.	3,600	35,315
Dai Nippon Printing Co., Ltd.	15,000	146,442
Dai Nippon Sumitomo Pharma Co., Ltd.	3,000	26,685
Daicel Chemical Industries, Ltd.	11,000	48,349
Daiwa House Industry Co., Ltd.	10,000	89,476
Dentsu, Inc.	5,100	87,641
DIC Corp.	13,000	21,021
Fuji Electric Holdings Co., Ltd.	11,000	13,109
Fuji Heavy Industries, Ltd.	23,000	66,285
FUJIFILM Holdings Corp.	14,000	306,086

4

	Fujikura, Ltd.	7,000	19,147
	Fukuoka Financial Group, Inc.	31,000	103,978
	Glory, Ltd.	1,400	24,047
	Hakuhodo Dy Holdings, Inc.	460	20,564
	Hitachi, Ltd. Sponsored ADR	11,300	340,808
	House Foods Corp.	1,400	23,268
	Idemitsu Kosan Co., Ltd.	900	58,731
*	Isetan Mitsukoshi Holdings, Ltd.	3,200	22,989
	Isuzu Motors, Ltd.	13,000	15,091
	JS Group Corp.	7,000	93,318
	Juroku Bank, Ltd.	11,000	50,284
	Kamigumi Co., Ltd.	5,000	39,616
	Kaneka Corp.	12,000	64,168
	Kawasaki Kisen Kaisha, Ltd.	6,000	21,862
	Kinden Corp.	4,000	35,310
	Kyocera Corp. Sponsored ADR	5,900	375,299
	Marui Group Co., Ltd.	9,858	50,955
#	Mitsubishi Chemical Holdings Corp.	51,000	209,022
	Mitsubishi Logistics Corp.	3,000	30,471
#	Mitsubishi Rayon Co., Ltd.	11,000	26,365
	Mitsui Chemicals, Inc.	13,000	37,369
	Mitsui Mining and Smelting Co., Ltd.	11,000	19,771
	Mitsui Sumitomo Insurance Group Holdings, Inc.	5,600	145,152
	Nagase & Co., Ltd.	3,111	27,579
	Namco Bandai Holdings, Inc.	4,100	40,978
	NEC Corp.	77,000	205,302
*	NEC Electronics Corp.	1,600	11,084
	NGK Spark Plug Co., Ltd.	7,000	53,813
	Nippon Electric Glass Co., Ltd.	4,000	26,401
	Nippon Express Co., Ltd.	17,000	60,849
	Nippon Meat Packers, Inc.	2,000	25,199
	Nippon Mining Holdings, Inc.	22,500	81,832
	Nippon Mitsubishi Oil Corp.	32,000	139,050
	Nippon Paper Group, Inc.	3,600	106,916
	Nippon Sheet Glass Co., Ltd.	22,261	54,467
	Nishi-Nippon Bank, Ltd.	26,779	65,723
	Nissan Motor Co., Ltd.	64,300	193,709
	Nissay Dowa General Insurance Co., Ltd.	9,000	47,740
	Nisshin Steel Co., Ltd.	16,000	26,731
	Nisshinbo Industries, Inc.	3,000	21,904
	NOK Corp.	2,200	15,457
	Obayashi Corp.	12,000	56,412
	Oji Paper Co., Ltd.	22,000	104,425
	Onward Holdings Co., Ltd.	3,000	20,354
	Panasonic Electric Works Co., Ltd.	9,000	70,710
	Ricoh Co., Ltd.	23,000	280,685
	Rohm Co., Ltd.	4,000	198,662
	Sapporo Hokuyo Holdings, Inc.	7,000	24,924
#	Sega Sammy Holdings, Inc.	3,900	49,345
	Sekisui Chemical Co., Ltd.	9,000	50,090
	Sekisui House, Ltd.	18,000	151,185
	Shiga Bank, Ltd.	7,108	42,335

5

Shimizu Corp.	12,000	54,136
Shinko Securities Co., Ltd.	19,912	39,710
# Shinsei Bank, Ltd.	22,000	28,103
Shizuoka Bank, Ltd.	6,000	62,558
Sojitz Corp.	24,500	37,539
Sompo Japan Insurance, Inc.	30,000	187,067
Sony Corp. Sponsored ADR	8,400	161,448
Sumitomo Chemical Co., Ltd.	15,000	47,530
Sumitomo Electric Industries, Ltd.	23,000	173,125
Sumitomo Forestry Co., Ltd.	2,700	19,371
Sumitomo Rubber Industries, Ltd.	3,400	21,357
Taiheiyo Cement Corp.	18,000	24,664
Taisei Corp.	35,297	77,939
Takashimaya Co., Ltd.	6,000	40,373
Teijin, Ltd.	30,138	72,411
The 77 Bank, Ltd.	13,864	69,587
The Bank of Kyoto, Ltd.	12,000	126,287
The Chugoku Bank, Ltd.	4,000	56,235
The Daishi Bank, Ltd.	12,000	51,109
The Gunma Bank, Ltd.	14,735	85,334
The Hachijuni Bank, Ltd.	16,769	93,893
The Higo Bank, Ltd.	7,000	40,794
The Hiroshima Bank, Ltd.	11,000	46,753
The Hokkoku Bank, Ltd.	10,750	38,749
The Hyakugo Bank, Ltd.	8,000	43,052
The Hyakujishi Bank, Ltd.	9,000	46,892
The Iyo Bank, Ltd.	6,000	70,641
# The Joyo Bank, Ltd.	16,000	86,772
The Kagoshima Bank, Ltd.	6,238	47,954
The Keiyo Bank, Ltd.	5,000	24,481
The Ogaki Kyoritsu Bank, Ltd.	5,000	24,411
The San-in Godo Bank, Ltd.	3,000	23,024
Tokuyama Corp.	4,000	23,833
Tokyo Steel Manufacturing Co., Ltd.	2,200	21,564
Tokyo Tatemono Co., Ltd.	6,000	20,027
Toppan Printing Co., Ltd.	21,000	141,408
Toyo Seikan Kaisha, Ltd.	6,351	94,139
Toyota Auto Body Co., Ltd.	1,100	14,669
UNY Co., Ltd.	6,250	51,950
Wacoal Corp.	2,000	26,060
Yamaguchi Financial Group, Inc.	8,852	98,335
Yamaha Motor Co., Ltd.	4,600	43,149
Yokohama Rubber Co., Ltd.	5,000	17,566

TOTAL — JAPAN		8,048,091

NETHERLANDS — (4.0%)
COMMON STOCKS — (4.0%)
Aegon NV	31,678	165,668
ArcelorMittal ADR	6,200	139,934
ING Groep NV	39,432	325,433
Koninklijke DSM NV	5,840	139,941

6

	Koninklijke Philips Electronics NV	42,264	768,194

	TOTAL — NETHERLANDS		1,539,170

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
	Fletcher Building, Ltd.	18,787	53,199

	NORWAY — (1.0%)
	COMMON STOCKS — (1.0%)
	DnB NOR ASA Series A	24,019	81,455
# *	Marine Harvest	66,000	14,241
	Norsk Hydro ASA	21,600	76,982
	Orkla ASA	29,400	195,426
	Storebrand ASA	6,174	15,704

	TOTAL — NORWAY		383,808

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
*	Banco Comercial Portugues SA	26,753	27,251
	Banco Espirito Santo SA	2,652	17,554

	TOTAL — PORTUGAL		44,805

	SINGAPORE — (1.0%)
	COMMON STOCKS — (1.0%)
	Capitaland, Ltd.	23,000	35,617
	DBS Group Holdings, Ltd.	32,860	189,185
	Fraser & Neave, Ltd.	22,000	41,258
	Neptune Orient Lines, Ltd.	12,000	8,750
	Singapore Airlines, Ltd.	14,000	102,317
	United Industrial Corp., Ltd.	18,000	14,614

	TOTAL — SINGAPORE		391,741

	SPAIN — (8.5%)
	COMMON STOCKS — (8.5%)
#	Acerinox SA	12,739	165,958
	Banco Bilbao Vizcaya Argentaria SA	29,056	270,943
	Banco de Sabadell SA	18,224	91,260
	Banco Espanol de Credito SA	2,000	18,228
	Banco Popular Espanol SA	36,522	250,265
	Banco Santander Central Hispano SA	139,056	1,125,253
	Fomento de Construcciones y Contratas SA	1,194	31,120
	Grupo Ferrovial SA	2,202	58,396
	Repsol YPF SA Sponsored ADR	70,300	1,249,231
	Sacyr Vallehermoso SA	2,320	19,786

	TOTAL — SPAIN		3,280,440

7

SWEDEN — (3.1%)
COMMON STOCKS — (3.1%)
# Electrolux AB Series B	5,500	39,598
Nordea Bank AB	44,369	234,599
# Skandinaviska Enskilda Banken AB Series A	12,734	54,172
Svenska Cellulosa AB Series B	13,600	106,110
Svenska Handelsbanken AB Series A	7,745	84,433
# Swedbank AB Series A	6,983	24,476
Telefonaktiebolaget LM Ericsson Series B	80,000	629,495
Volvo AB Series B	3,674	14,647

TOTAL — SWEDEN		1,187,530

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
Adecco SA	3,575	120,016
Baloise-Holding AG	493	30,585
Credit Suisse Group AG Sponsored ADR	30,700	782,543
EFG International AG	1,339	16,240
Givaudan SA	177	119,889
Holcim, Ltd.	8,660	349,155
Swatch Group AG	767	85,416
Swiss Re	6,209	164,731
Zurich Financial SVCS AG	4,098	738,918

TOTAL — SWITZERLAND		2,407,493

UNITED KINGDOM — (16.2%)
COMMON STOCKS — (16.2%)
Associated British Foods P.L.C.	11,453	109,604
Aviva P.L.C.	46,172	208,588
Barclays P.L.C. Sponsored ADR	13,600	77,656
BP P.L.C. Sponsored ADR	2,600	110,422
British Airways P.L.C.	18,955	32,704
Carnival P.L.C. ADR	7,700	138,985
Friends Provident P.L.C.	22,534	26,884
HSBC Holdings P.L.C. Sponsored ADR	17,100	664,164
ITV P.L.C.	102,771	40,730
Kingfisher P.L.C.	75,933	151,970
Legal and General Group P.L.C.	122,943	109,379
Lloyds Banking Group P.L.C. Sponsored ADR	26,900	140,149
Mondi P.L.C.	11,416	30,097
Pearson P.L.C. Sponsored ADR	26,000	247,260
Rexam P.L.C.	21,126	94,871
* Rolls-Royce Group P.L.C.	59,893	285,908
Royal Bank of Scotland Group P.L.C.	127,501	40,141
Royal Dutch Shell P.L.C. ADR	28,400	1,358,372
RSA Insurance Group P.L.C.	52,000	98,673
Sainsbury (J.) P.L.C.	50,561	242,678
Schroders P.L.C.	3,861	42,476
Schroders P.L.C. Non-Voting	1,900	17,581

8

	Standard Life P.L.C.	44,462	141,486
	Thomas Cook Group P.L.C.	15,027	41,415
	Vodafone Group P.L.C. Sponsored ADR	78,400	1,457,456
	Whitbread P.L.C.	5,456	64,442
	William Morrison Supermarkets P.L.C.	77,669	303,384

	TOTAL — UNITED KINGDOM		6,277,475

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $220,000 FNMA 5.058%(r), 01/01/36, valued at $185,035) to be repurchased at $182,003	$182	182,000

		Shares

	SECURITIES LENDING COLLATERAL — (3.2%)
§ @	DFA Short Term Investment Fund LP	703,592	703,592

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $542,975) to be repurchased at $532,341	$532	532,328

	TOTAL SECURITIES LENDING COLLATERAL		1,235,920

	TOTAL INVESTMENTS - (100.0%)
	(Cost $62,174,114)##		$38,654,303

9

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULE OF INVESTMENTS

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

January 31, 2009

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	6,242,569	$61,988,710
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $54,197,940)##		$61,988,710

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (95.2%)
Consumer Discretionary — (12.7%)
*	4Kids Entertainment, Inc.	3,800	$6,346
*	99 Cents Only Stores	11,600	97,208
*	A.C. Moore Arts & Crafts, Inc.	4,100	6,929
* #	AbitibiBowater, Inc.	8,528	6,481
	Aldila, Inc.	1,900	7,315
*	Alloy, Inc.	5,291	26,296
	American Axle & Manufacturing Holdings, Inc.	11,000	11,990
	American Greetings Corp. Class A	19,000	82,460
*	America’s Car-Mart, Inc.	4,400	39,996
	Arctic Cat, Inc.	4,500	19,305
	ArvinMeritor, Inc.	27,500	48,125
	Asbury Automotive Group, Inc.	13,770	49,297
*	Audiovox Corp. Class A	5,000	22,550
*	AutoNation, Inc.	5,400	50,112
*	Avatar Holdings, Inc.	3,200	83,040
*	Ballantyne of Omaha, Inc.	4,600	6,670
	Barnes & Noble, Inc.	8,800	144,496
	Bassett Furniture Industries, Inc.	4,200	13,818
	Beasley Broadcast Group, Inc.	2,750	4,125
	Beazer Homes USA, Inc.	400	412
	bebe Stores, Inc.	400	2,260
	Belo Corp.	5,760	11,520
	Belo Corp. Class A	38,800	55,484
*	Birks & Mayors, Inc.	295	130
	Blockbuster, Inc. Class A	29,419	37,656
*	Blockbuster, Inc. Class B	11,300	9,492
*	Bluegreen Corp.	10,480	18,340
	Bob Evans Farms, Inc.	13,400	235,304
	Bon-Ton Stores, Inc.	100	136
	Books-A-Million, Inc.	1,370	3,206
	Borders Group, Inc.	2,400	1,056
	Boyd Gaming Corp.	600	2,886
#	Brookfield Homes Corp.	7,000	17,430
	Brown Shoe Company, Inc.	7,600	35,644
	Brunswick Corp.	16,021	44,538
*	Build-A-Bear-Workshop, Inc.	2,400	10,080
*	Cabela’s, Inc.	13,500	75,735
*	Cache, Inc.	2,000	3,740
*	California Coastal Communities, Inc.	2,900	3,654
	Callaway Golf Co.	2,700	20,547
	Carmike Cinemas, Inc.	4,500	9,045
*	Carriage Services, Inc.	6,800	15,028
*	Casual Male Retail Group, Inc.	200	76

1

	Cato Corp. Class A	300	3,969
*	Cavalier Homes, Inc.	7,000	9,520
*	Cavco Industries, Inc.	2,000	48,960
	Centex Corp.	3,900	33,189
*	Champion Enterprises, Inc.	1,600	736
*	Charming Shoppes, Inc.	20,312	21,937
*	Cheesecake Factory, Inc.	7,400	64,232
*	Chico’s FAS, Inc.	5,100	20,196
	Christopher & Banks Corp.	2,100	8,148
*	Chromcraft Revington, Inc.	100	28
	Churchill Downs, Inc.	3,200	110,432
	Cinemark Holdings, Inc.	5,200	41,132
	Coachmen Industries, Inc.	4,100	5,945
	Coast Distribution System, Inc.	800	860
	Cobra Electronics Corp.	1,000	1,220
	Collectors Universe, Inc.	2,970	11,405
	Columbia Sportswear Co.	1,400	40,208
*	Comstock Homebuilding Companies, Inc.	750	210
*	Concord Camera Corp.	2,105	5,368
* #	Conn’s, Inc.	3,000	36,480
	Cooper Tire & Rubber Co.	22,700	106,009
* #	Cost Plus, Inc.	5,400	5,184
*	Cox Radio, Inc.	13,400	67,670
	CSS Industries, Inc.	4,100	62,197
*	Culp, Inc.	4,464	8,392
*	Cumulus Media, Inc. Class A	15,500	26,660
*	Cybex International, Inc.	1,900	3,439
*	dELiA*s, Inc.	4,300	8,557
*	Delta Apparel, Inc.	1,040	4,056
*	Design Within Reach, Inc.	1,100	506
*	Destination Maternity Corp.	1,800	15,300
*	Diedrich Coffee, Inc.	2,094	733
	Dillards, Inc. Class A	15,300	66,555
#	DineEquity, Inc.	1,100	9,724
*	Dixie Group, Inc.	3,900	6,045
*	Dorman Products, Inc.	2,900	28,971
	Dover Motorsports, Inc.	3,360	5,208
*	drugstore.com, Inc.	100	99
*	Duckwall-ALCO Stores, Inc.	1,100	9,680
	Eastman Kodak Co.	16,200	73,386
*	Emerson Radio Corp.	9,600	4,992
	Emmis Communications Corp. Class A	10,950	3,175
	Entercom Communications Corp.	11,400	13,338
*	Entravision Communications Corp.	23,500	19,740
	Ethan Allen Interiors, Inc.	100	1,139
	Finish Line, Inc. Class A	2,307	10,958
	Fisher Communications, Inc.	1,100	16,775
	Flexsteel Industries, Inc.	600	4,674
	Foot Locker, Inc.	10,300	75,808
*	Franklin Covey Co.	6,600	27,126
*	Franklin Electronic Publishers, Inc.	3,000	2,640
	Fred’s, Inc.	13,420	137,689
	Furniture Brands International, Inc.	18,400	37,720
* #	Gander Mountain Co.	8,960	18,458
*	Gaylord Entertainment Co.	200	2,120

2

*	G-III Apparel Group, Ltd.	3,100	17,050
*	Gottschalks, Inc.	4,600	460
	Gray Television, Inc.	11,939	3,940
	Gray Television, Inc. Class A	1,000	1,080
*	Great Wolf Resorts, Inc.	11,000	21,230
#	Group 1 Automotive, Inc.	7,650	76,270
*	Harris Interactive, Inc.	18,800	9,400
#	Harte-Hanks, Inc.	1,300	8,190
*	Hastings Entertainment, Inc.	3,300	8,415
	Haverty Furniture Co., Inc.	6,670	53,493
*	Hayes Lemmerz International, Inc.	23,288	2,096
	Heelys, Inc.	2,100	4,284
*	Helen of Troy, Ltd.	8,000	83,760
*	Hollywood Media Corp.	3,600	3,528
*	Hot Topic, Inc.	700	5,978
*	Hovnanian Enterprises, Inc. Class A	300	507
*	Iconix Brand Group, Inc.	3,800	31,426
*	ILX Resorts, Inc.	800	424
*	Interstate Hotels & Resorts, Inc.	11,191	5,595
*	Isle of Capri Casinos, Inc.	1,200	3,396
*	J. Alexander’s Corp.	2,399	5,997
*	JAKKS Pacific, Inc.	10,700	196,238
*	Jarden Corp.	12,266	127,934
*	Jo-Ann Stores, Inc.	8,900	113,653
	Johnson Outdoors, Inc.	2,777	21,077
	Jones Apparel Group, Inc.	22,000	76,120
	Journal Communications, Inc. Class A	15,134	27,090
#	KB HOME	15,500	165,385
	Kenneth Cole Productions, Inc. Class A	4,100	26,199
	Kimball International, Inc. Class B	7,471	51,475
*	Kirkland’s, Inc.	6,000	15,780
	LaCrosse Footwear, Inc.	900	9,684
*	Lakeland Industries, Inc.	2,120	16,345
*	Lakes Entertainment, Inc.	7,350	21,756
	Landry’s Restaurants, Inc.	7,200	46,512
*	Lazare Kaplan International, Inc.	2,900	10,730
	La-Z-Boy, Inc.	18,067	17,525
*	LeapFrog Enterprises, Inc.	16,400	32,964
*	Lear Corp.	6,600	6,006
	Lee Enterprises, Inc.	14,300	4,433
	Lennar Corp. Class A	3,200	24,608
	Lifetime Brands, Inc.	4,800	8,400
*	LIN TV Corp.	10,500	7,350
	Lithia Motors, Inc. Class A	5,052	15,459
*	Live Nation, Inc.	1,500	7,845
*	Lodgian, Inc.	8,606	15,921
*	Luby’s, Inc.	8,900	40,406
	M/I Homes, Inc.	3,540	31,294
*	Mace Security International, Inc.	4,900	3,675
* #	MarineMax, Inc.	6,400	11,264
*	McCormick & Schmick’s Seafood Restaurants, Inc.	600	2,118
	MDC Holdings, Inc.	5,000	153,200
	Media General, Inc. Class A	8,000	15,600
	Meredith Corp.	2,100	33,537
*	Meritage Homes Corp.	1,200	13,224

3

	Modine Manufacturing Co.	11,503	31,518
*	Mohawk Industries, Inc.	3,000	96,330
	Monaco Coach Corp.	10,200	5,916
*	Morton’s Restaurant Group, Inc.	3,500	6,300
	Movado Group, Inc.	3,300	25,344
*	MTR Gaming Group, Inc.	5,500	8,250
*	Multimedia Games, Inc.	8,100	13,851
	National Presto Industries, Inc.	800	53,712
	Nautilus Group, Inc.	11,000	15,290
*	Navarre Corp.	8,000	3,840
*	New Motion, Inc.	2,907	3,198
*	New York & Co., Inc.	1,100	2,178
*	Nobel Learning Communities, Inc.	100	1,354
#	Noble International, Ltd.	6,249	2,062
	OfficeMax, Inc.	11,300	62,263
	Orleans Homebuilders, Inc.	11,400	13,680
	O’Charleys, Inc.	9,029	22,572
*	Outdoor Channel Holdings, Inc.	5,400	32,886
	Oxford Industries, Inc.	6,100	40,626
*	P.F. Chang’s China Bistro, Inc.	100	1,773
*	Palm Harbor Homes, Inc.	8,207	29,053
	Penske Automotive Group, Inc.	27,670	205,311
*	Perry Ellis International, Inc.	4,350	16,704
	Phillips-Van Heusen Corp.	400	7,608
*	Phoenix Footwear Group, Inc.	100	31
	Pier 1 Imports, Inc.	25,207	8,822
* #	Pinnacle Entertainment, Inc.	11,600	78,648
*	Pomeroy IT Solutions, Inc.	3,800	11,438
*	Proliance International, Inc.	5,474	2,792
*	Quantum Fuel Systems Technologies Worldwide, Inc.	3,200	2,752
*	Quiksilver, Inc.	11,100	23,310
*	RC2 Corp.	5,553	32,263
*	Reading International, Inc. Class A	1,086	3,747
*	Reading International, Inc. Class B	60	235
*	Red Lion Hotels Corp.	6,700	14,941
*	Regent Communications, Inc.	12,500	2,125
	Regis Corp.	13,290	149,512
*	Rent-A-Center, Inc.	900	13,365
*	Retail Ventures, Inc.	900	2,151
*	Rex Stores Corp.	2,450	14,210
*	Rockford Corp.	2,200	1,188
*	Rocky Brands, Inc.	1,900	6,555
*	Rubio’s Restaurants, Inc.	600	2,160
	Russ Berrie & Co., Inc.	4,600	7,866
#	Ryland Group, Inc.	12,600	196,560
*	S&K Famous Brands, Inc.	300	28
*	Saga Communications, Inc.	3,912	17,293
	Salem Communications Corp.	6,200	6,076
	Scholastic Corp.	13,900	151,510
	Service Corp. International	12,400	56,420
	Shiloh Industries, Inc.	5,891	13,549
*	Shoe Carnival, Inc.	3,000	23,550
*	Silverleaf Resorts, Inc.	12,000	9,840
	Sinclair Broadcast Group, Inc. Class A	1,100	2,035
*	Skechers U.S.A., Inc. Class A	2,500	24,900

4

	Skyline Corp.	3,000	60,240
	Sonic Automotive, Inc.	12,687	25,755
* #	Source Interlink Companies, Inc.	16,600	1,826
*	Spanish Broadcasting System, Inc.	13,000	2,210
	Speedway Motorsports, Inc.	13,100	189,164
*	Sport Chalet, Inc. Class A	4,484	1,569
*	Sport Chalet, Inc. Class B	150	117
	Stage Stores, Inc.	15,625	111,719
	Standard Motor Products, Inc.	6,400	15,040
	Standard Pacific Corp.	18,200	25,662
	Stanley Furniture, Inc.	2,500	19,625
*	Steinway Musical Instruments, Inc.	1,600	18,496
	Stewart Enterprises, Inc.	21,307	72,870
*	Stoneridge, Inc.	6,900	13,524
	Sturm Ruger & Co., Inc.	600	3,966
#	Superior Industries International, Inc.	8,500	87,295
	Superior Uniform Group, Inc.	2,395	19,112
*	Syms Corp.	4,986	28,819
	Systemax, Inc.	200	2,026
	Talbots, Inc.	200	406
	Tandy Brand Accessories, Inc.	2,500	3,875
* #	Tarragon Corp.	3,524	74
*	Tarrant Apparel Group	3,400	1,972
* #	Texas Roadhouse, Inc.	300	2,289
* #	The Dress Barn, Inc.	10,500	90,510
	The Marcus Corp.	4,500	46,485
	The Men’s Wearhouse, Inc.	2,800	32,620
	The Pep Boys - Manny, Moe & Jack	17,200	49,708
*	The Steak n Shake Co.	10,200	58,344
*	Timberland Co. Class A	1,000	10,990
*	Trans World Entertainment Corp.	8,600	7,052
* #	Trump Entertainment Resorts, Inc.	9,891	2,275
*	Unifi, Inc.	21,800	40,112
	Unifirst Corp.	3,100	81,344
*	Valassis Communications, Inc.	400	512
*	ValueVision Media, Inc. Class A	8,200	2,009
	Virco Manufacturing Corp.	4,600	9,660
*	Wells-Gardner Electronics Corp.	2,818	1,775
*	West Marine, Inc.	6,879	35,083
*	Woodbridge Holdings Corp.	160	142
*	WPT Enterprises, Inc.	3,520	1,197
*	Xerium Technologies, Inc.	300	147
*	Zale Corp.	17,200	21,328
Total Consumer Discretionary			7,186,617

Consumer Staples — (4.8%)
	American Italian Pasta Co.	5,664	133,784
*	Caribou Coffee Co.	2,694	4,041
*	Central Garden & Pet Co.	8,400	50,736
*	Central Garden & Pet Co. Class A	13,800	82,800
	Chiquita Brands International, Inc.	14,800	206,904
*	Collective Brands, Inc.	11,000	117,370
*	Craft Brewers Alliance, Inc.	3,112	3,921
	Del Monte Foods Co.	31,571	210,263
	Farmer Brothers Co.	5,500	111,980

5

*	Hain Celestial Group, Inc.	13,200	200,904
	Imperial Sugar Co.	4,529	51,449
	Ingles Market, Inc. Class A	100	1,426
#	Mannatech, Inc.	22,117	59,495
*	Maui Land & Pineapple Co., Inc.	2,900	26,767
	MGP Ingredients, Inc.	4,000	2,208
*	Monterey Pasta Co.	5,200	4,160
	Nash-Finch Co.	4,036	173,669
*	Natural Alternatives International, Inc.	1,600	9,760
* #	Natural Health Trends Corp.	1,300	390
	Oil-Dri Corp. of America	125	2,006
*	Pantry, Inc.	7,500	124,725
*	Parlux Fragrances, Inc.	6,953	19,468
*	Prestige Brands Holdings, Inc.	18,000	114,300
*	Sanfilippo (John B.) & Son, Inc.	2,900	15,950
*	Schiff Nutrition International, Inc.	500	2,405
	Seaboard Corp.	200	201,000
*	Smart Balance, Inc.	100	727
	Tasty Baking Co.	2,500	10,250
	The Stephan Co.	200	465
*	TreeHouse Foods, Inc.	9,100	240,149
	Universal Corp.	2,027	61,986
	Weis Markets, Inc.	8,600	267,546
*	Winn-Dixie Stores, Inc.	12,248	168,288
*	Zapata Corp.	1,840	11,868
Total Consumer Staples			2,693,160

Energy — (4.1%)
*	Allis-Chalmers Energy, Inc.	7,800	28,080
	Alon USA Energy, Inc.	2,700	31,860
*	American Oil & Gas, Inc.	4,000	3,280
*	Basic Energy Services, Inc.	9,700	93,120
*	Brigham Exploration Co.	16,400	41,000
* #	Bristow Group, Inc.	3,500	84,665
*	Bronco Drilling Co., Inc.	9,900	52,272
*	Cal Dive International, Inc.	1,600	10,144
*	Callon Petroleum Co.	6,538	13,795
*	Catalytica Energy Systems, Inc.	286	137
*	Complete Production Services, Inc.	13,000	83,330
*	Comstock Resources, Inc.	300	11,439
	Delek US Holdings, Inc.	2,900	20,155
*	Edge Petroleum Corp.	8,332	1,500
*	Encore Acquisition Co.	1,000	27,180
*	Endeavour International Corp.	400	276
* #	Exterran Holdings, Inc.	6,109	135,375
*	Geomet, Inc.	6,300	7,875
	Gulf Island Fabrication, Inc.	300	3,777
*	Gulfport Energy Corp.	5,200	19,916
*	Harvest Natural Resources, Inc.	13,500	54,000
*	HKN, Inc.	3,300	8,877
* #	Mariner Energy, Inc.	22,800	225,720
*	Meridian Resource Corp.	32,168	9,972
*	Natural Gas Services Group	300	2,565
*	Newpark Resources, Inc.	30,700	129,247
	Overseas Shipholding Group, Inc.	700	24,990

6

*	Parker Drilling Co.	2,300	4,876
*	Petroleum Development Corp.	4,960	85,560
*	PHI, Inc.	4,500	54,090
*	Pioneer Drilling Co.	14,053	69,843
*	PowerSecure International, Inc.	1,400	5,502
	Precision Drilling Trust	1,258	6,252
*	Royale Energy, Inc.	2,090	4,891
*	SEACOR Holdings, Inc.	1,200	78,048
*	Stone Energy Corp.	6,736	57,795
*	Swift Energy Corp.	10,800	165,456
	Tesoro Petroleum Corp.	3,600	62,028
*	Toreador Resources Corp.	1,100	2,618
*	Trico Marine Services, Inc.	5,100	31,722
*	Union Drilling, Inc.	7,200	32,976
#	USEC, Inc.	31,430	159,979
	Western Refining, Inc.	6,800	79,288
*	Whiting Petroleum Corp.	9,800	284,200
	World Fuel Services Corp.	400	13,508
Total Energy			2,323,179

Financials — (31.0%)
	1st Source Corp.	7,680	136,704
	21st Century Holding Co.	2,500	10,550
	Abington Bancorp, Inc.	8,624	60,799
	Advanta Corp. Class A	2,600	1,560
	Advanta Corp. Class B	6,200	4,836
	Affirmative Insurance Holdings, Inc.	5,200	7,592
*	Alphatec Holdings, Inc.	502	1,089
	Amcore Financial, Inc.	7,874	10,945
	American Bancorp of New Jersey, Inc.	4,800	51,168
	American Equity Investment Life Holding Co.	20,500	137,145
	American Financial Group, Inc.	1,600	27,168
	American Physicians Capital, Inc.	3,400	144,568
	American Physicians Services Group, Inc.	500	10,500
	American West Bancorporation	5,500	4,125
*	AmeriCredit Corp.	22,900	107,859
	Ameris Bancorp	4,300	32,938
*	Amerisafe, Inc.	1,500	28,095
	AmeriServe Financial, Inc.	8,400	15,372
	Anchor Bancorp Wisconsin, Inc.	7,600	15,352
*	Appalachian Bancshares, Inc.	662	1,192
*	Argo Group International Holdings, Ltd.	5,102	158,723
	Asset Acceptance Capital Corp.	8,800	36,872
	Associated Banc-Corp.	800	12,520
*	Atlantic American Corp.	1,900	1,824
* #	B of I Holding, Inc.	4,482	20,169
	Baldwin & Lyons, Inc. Class B	3,050	51,209
*	Bancinsurance Corp.	625	2,469
	BancorpSouth, Inc.	2,004	37,876
	BancTrust Financial Group, Inc.	4,257	37,760
	Bank Mutual Corp.	3,800	33,554
*	Bank of Florida Corp.	4,593	14,192
	Bank of Granite Corp.	5,200	16,328
#	BankAtlantic Bancorp, Inc.	2,803	6,503
	BankFinancial Corp.	6,739	64,897

7

	Banner Corp.	6,125	19,294
	Benjamin Franklin Bancorp, Inc.	3,100	33,542
	Berkshire Hills Bancorp, Inc.	3,700	87,024
*	Beverly Hills Bancorp, Inc.	7,108	867
*	BNS Holding, Inc.	240	1,230
	Boston Private Financial Holdings, Inc.	13,300	62,643
	Brookline Bancorp, Inc.	22,100	213,707
	Cadence Financial Corp.	4,023	17,420
	California First National Bancorp	1,000	8,180
	Capital Corp. of the West	3,200	2,464
	Capital Southwest Corp.	300	27,498
	Capitol Bancorp, Ltd.	4,500	27,045
	Cardinal Financial Corp.	8,700	48,285
	Cascade Financial Corp.	2,600	8,086
#	Cathay General Bancorp	17,600	223,520
	Center Financial Corp.	1,379	6,619
*	Central Jersey Bancorp	2,678	18,103
	Central Pacific Financial Corp.	11,700	78,741
	CFS Bancorp, Inc.	3,600	8,424
	Chemical Financial Corp.	9,080	207,024
	Citizens Community Bancorp, Inc.	2,754	18,948
	Citizens First Bancorp, Inc.	2,700	3,375
	Citizens Republic Bancorp, Inc.	20,811	23,933
*	CNA Surety Corp.	15,930	263,641
	Columbia Banking System, Inc.	4,900	43,610
	Comerica, Inc.	2,900	48,314
* #	Community Bancorp	800	2,160
	Community Bank System, Inc.	10,000	179,500
	Community Trust Bancorp, Inc.	3,600	100,692
	Compass Diversified Holdings	6,500	70,265
* #	CompuCredit Corp.	9,303	29,770
*	Consumer Portfolio Services, Inc.	7,579	4,017
*	Core-Mark Holding Co., Inc.	2,711	49,720
#	Corus Bankshares, Inc.	19,682	21,847
*	Cowen Group, Inc.	4,728	27,186
*	Crescent Financial Corp.	3,419	12,001
#	CVB Financial Corp.	8	72
*	Dearborn Bancorp, Inc.	1,979	3,889
	Delphi Financial Group, Inc. Class A	15,896	241,142
	Donegal Group, Inc. Class A	7,473	104,771
	Donegal Group, Inc. Class B	592	8,918
*	E*TRADE Financial Corp.	17,600	20,064
	East West Bancorp, Inc.	3,600	34,164
	Eastern Insurance Holdings, Inc.	3,764	39,334
	EMC Insurance Group, Inc.	4,700	91,274
*	Encore Bancshares, Inc.	300	1,353
*	Encore Capital Group, Inc.	8,700	45,762
	ESSA Bancorp, Inc.	1,900	25,346
#	F.N.B. Corp.	8,961	70,882
	Farmers Capital Bank Corp.	1,442	26,648
	FBL Financial Group, Inc. Class A	10,900	112,379
#	Federal Agriculture Mortgage Corp. Class C	2,700	8,964
	Fidelity National Financial, Inc.	23,000	336,260
	Fidelity Southern Corp.	1,212	3,624
	Financial Federal Corp.	5,085	110,446

8

	Financial Institutions, Inc.	950	7,942
*	First Acceptance Corp.	5,500	15,455
	First American Corp.	3,400	74,256
	First Bancorp	2,000	28,780
	First Busey Corp.	9,462	82,792
	First Commonwealth Financial Corp.	15,300	146,727
	First Defiance Financial Corp.	1,650	11,335
	First Federal Bancshares of Arkansas, Inc.	700	5,075
	First Federal of Northern Michigan Bancorp, Inc.	200	240
	First Financial Bancorp	75	609
	First Financial Corp.	1,605	53,206
	First Horizon National Corp.	3,800	36,176
*	First Investors Financial Services Group, Inc.	500	1,325
*	First Keystone Financial, Inc.	100	655
*	First Mariner Bancorp, Inc.	200	178
	First Merchants Corp.	6,300	98,784
	First Midwest Bancorp, Inc.	1,000	10,000
	First Niagara Financial Group, Inc.	40,583	530,014
	First Place Financial Corp.	6,075	17,435
*	First Regional Bancorp	4,086	13,075
	First Security Group, Inc.	2,635	11,515
	First State Bancorporation	6,100	5,978
	Firstbank Corp.	105	682
*	FirstCity Financial Corp.	3,700	11,026
* #	FirstFed Financial Corp.	1,200	1,020
	FirstMerit Corp.	32	517
	Flagstar Bancorp, Inc.	19,200	11,520
	Flushing Financial Corp.	4,709	37,295
	FNB United Corp.	4,100	12,013
* #	Forestar Group, Inc.	100	1,115
*	FPIC Insurance Group, Inc.	3,000	116,790
*	Franklin Credit Management Corp.	2,400	1,092
	Fulton Financial Corp.	4,200	29,484
	German American Bancorp, Inc.	3,726	41,359
*	Golfsmith International Holdings, Inc.	1,700	1,394
#	Great Southern Bancorp, Inc.	1,900	20,140
#	Greene Bancshares, Inc.	3,936	38,927
*	Guaranty Bancorp	20,000	30,400
	Guaranty Federal Bancshares, Inc.	100	560
*	Hallmark Financial Services, Inc.	6,106	47,260
	Hampden Bancorp, Inc.	1,000	8,660
* #	Hampton Roads Bankshares, Inc.	3,015	25,808
	Hanmi Financial Corp.	5,000	9,550
	Hanover Insurance Group, Inc.	700	28,294
	Harleysville Group, Inc.	10,793	306,953
	Harleysville National Corp.	10,536	98,090
*	Harris & Harris Group, Inc.	23,200	81,432
	Hercules Technology Growth Capital, Inc.	7,328	47,852
	Heritage Commerce Corp.	4,300	31,003
	HF Financial Corp.	363	4,283
*	Hilltop Holdings, Inc.	3,400	34,000
	HMN Financial, Inc.	750	2,257
	Home Bancshares, Inc.	64	1,318
	Home Federal Bancorp, Inc.	4,500	40,455
	HopFed Bancorp, Inc.	657	6,373

9

	Horace Mann Educators Corp.	14,766	138,062
#	Horizon Financial Corp.	1,700	4,165
	Huntington Bancshares, Inc.	6,000	17,280
	IBERIABANK Corp.	4,305	182,489
	Independence Holding Co.	5,757	17,271
	Independent Bank Corp.	7,900	12,561
	Infinity Property & Casualty Corp.	6,600	253,440
	Integra Bank Corp.	6,992	11,257
	International Bancshares Corp.	1,400	25,508
	Intervest Bancshares Corp.	1,700	6,375
	Irwin Financial Corp.	11,200	26,768
*	Knight Capital Group, Inc.	23,705	427,401
*	LaBranche & Co., Inc.	14,530	99,676
	Lakeland Bancorp, Inc.	8,014	62,589
	Legacy Bancorp, Inc.	3,500	35,035
	Legg Mason, Inc.	4,400	70,664
	LNB Bancorp, Inc.	2,597	14,803
*	Louisiana Bancorp, Inc.	696	8,630
	Macatawa Bank Corp.	4,400	11,924
	MainSource Financial Group, Inc.	6,528	63,779
*	Market Leader, Inc.	2,300	4,059
*	Marlin Business Services, Inc.	4,200	16,674
	Marshall & Ilsley Corp.	4,100	23,411
	MB Financial, Inc.	12,800	209,152
* #	MBIA, Inc.	13,800	53,268
#	MBT Financial Corp.	5,800	15,254
	MCG Capital Corp.	20,500	13,940
	Meadowbrook Insurance Group, Inc.	20,452	124,144
	Medallion Financial Corp.	6,000	40,560
	Mercantile Bank Corp.	1,015	4,791
	Mercer Insurance Group, Inc.	2,391	32,542
*	Meridian Interstate Bancorp, Inc.	200	1,750
	MicroFinancial, Inc.	2,400	5,880
#	Midwest Banc Holdings, Inc.	8,293	9,703
	Nara Bancorp, Inc.	400	2,364
#	National Penn Bancshares, Inc.	18,842	182,391
*	Navigators Group, Inc.	6,000	308,040
	Nelnet, Inc. Class A	13,000	179,660
	New Hampshire Thrift Bancshares, Inc.	200	1,600
	New Westfield Financial, Inc.	5,100	49,113
	NewAlliance Bancshares, Inc.	42,279	464,646
	NewBridge Bancorp	1,900	4,180
*	Newtek Business Services, Inc.	1,700	433
*	Nexity Financial Corp.	2,500	1,737
	North Valley Bancorp	200	746
	Northeast Community Bancorp, Inc.	4,700	36,895
	NYMAGIC, Inc.	3,249	55,428
*	Ocwen Financial Corp.	18,089	160,992
	Odyssey Re Holdings Corp.	700	32,935
	Old Republic International Corp.	6,400	66,048
	OneBeacon Insurance Group, Ltd.	4,100	34,645
	Pacific Capital Bancorp	7,400	78,514
	Pacific Mercantile Bancorp	2,964	12,449
*	Pacific Premier Bancorp, Inc.	800	2,880
	Park National Corp.	93	5,045

10

	Parkvale Financial Corp.	100	1,227
	Peoples Bancorp, Inc.	3,800	38,266
*	PHH Corp.	17,000	187,850
*	PICO Holdings, Inc.	3,761	95,605
*	Pinnacle Financial Partners, Inc.	7,600	179,588
*	Piper Jaffray Companies, Inc.	3,700	106,227
*	PMA Capital Corp. Class A	10,451	57,585
	PMI Group, Inc.	2,300	3,197
	Preferred Bank	600	3,342
	Presidential Life Corp.	7,200	69,624
*	ProAssurance Corp.	11,400	538,764
	Prosperity Bancshares, Inc.	15,000	405,750
	Protective Life Corp.	1,100	9,108
	Provident Bankshares Corp.	11,000	70,620
	Provident Financial Holdings, Inc.	2,100	9,450
	Provident Financial Services, Inc.	24,000	262,320
	Provident New York Bancorp	15,000	142,500
	Rainier Pacific Financial Group, Inc.	2,200	3,630
	Reinsurance Group of America, Inc.	2,760	98,339
	Renasant Corp.	7,550	91,431
*	Republic First Bancorp, Inc.	225	1,692
	Resource America, Inc.	6,400	26,112
*	Rewards Network, Inc.	8,700	22,968
	Riverview Bancorp, Inc.	4,200	14,490
	Rome Bancorp, Inc.	3,000	23,310
	Safety Insurance Group, Inc.	5,800	203,116
	Sanders Morris Harris Group, Inc.	8,900	37,024
	Sandy Spring Bancorp, Inc.	3,998	56,452
*	Seabright Insurance Holdings	7,500	77,775
	Seacoast Banking Corp. of Florida	2,700	12,393
#	Security Bank Corp.	4,571	3,657
	Selective Insurance Group, Inc.	19,700	302,395
	SI Financial Group, Inc.	1,327	8,294
	Simmons First National Corp. Class A	4,800	118,272
	South Financial Group, Inc.	25,400	47,752
	Southern Community Financial Corp.	6,200	22,382
*	Southern Connecticut Bancorp, Inc.	100	680
*	Southern First Bancshares, Inc.	200	1,210
	Southwest Bancorp, Inc.	4,864	50,975
*	Specialty Underwriters’ Alliance, Inc.	1,900	6,194
	State Auto Financial Corp.	14,000	309,400
	State Bancorp, Inc.	100	600
	StellarOne Corp.	135	1,760
	Sterling Bancshares, Inc.	1,000	5,560
	Sterling Financial Corp.	10,300	19,055
	Stewart Information Services Corp.	6,200	92,008
*	Stratus Properties, Inc.	650	5,467
*	Sun American Bancorp	1,160	348
*	Sun Bancorp, Inc.	7,680	43,469
*	Superior Bancorp	2,625	7,193
#	Susquehanna Bancshares, Inc.	26,797	294,767
	SWS Group, Inc.	2,700	39,555
	Synovus Financial Corp.	10,400	41,184
	Taylor Capital Group, Inc.	3,600	23,004
*	The Bancorp, Inc.	1,706	5,272

11

	The Colonial BancGroup, Inc.	1,500	1,185
	The Phoenix Companies, Inc.	24,100	42,175
*	Thomas Weisel Partners Group, Inc.	7,106	21,958
	TIB Financial Corp.	1,024	4,076
*	Tidelands Bancshares, Inc.	200	580
	TierOne Corp.	5,100	8,211
	Timberland Bancorp, Inc.	400	2,348
	Transatlantic Holdings, Inc.	3,966	127,507
*	Trenwick Group, Ltd.	1,225	15
* #	Triad Guaranty, Inc.	3,497	1,574
	Trustmark Corp.	10,300	209,090
	UCBH Holdings, Inc.	18,800	43,804
	Umpqua Holdings Corp.	18,900	185,220
*	Unico American Corp.	1,400	10,626
	Union Bankshares Corp.	4,404	68,835
*	United America Indemnity, Ltd.	2,953	31,243
*	United Capital Corp.	700	13,580
	United Community Banks, Inc.	12,895	66,409
	United Community Financial Corp.	1,842	939
	United Financial Bancorp, Inc.	4,288	58,788
	United Fire & Casualty Co.	9,946	199,417
*	United PanAm Financial Corp.	4,605	4,927
	United Western Bancorp, Inc.	2,600	21,138
	Unitrin, Inc.	4,000	51,040
*	Universal American Corp.	8,568	84,566
	Univest Corp. of Pennsylvania	35	802
*	Virtus Investment Partners, Inc.	1,205	7,302
	Washington Federal, Inc.	2,201	27,028
	Webster Financial Corp.	18,800	78,584
	Wesbanco, Inc.	8,568	177,015
	West Bancorporation	30,774	249,269
*	Western Alliance Bancorp	2,600	19,786
	White Mountains Insurance Group, Ltd.	200	48,300
	Whitney Holding Corp.	14,900	193,551
*	Wilshire Enterprises, Inc.	515	497
	Wintrust Financial Corp.	8,700	116,319
	Yadkin Valley Financial Corp.	3,382	31,081
	Zenith National Insurance Corp.	11,900	333,676
	Zions Bancorporation	3,600	53,712
*	ZipRealty, Inc.	1,329	3,841
Total Financials			17,494,682

Health Care — (5.2%)
*	Accelrys, Inc.	1,945	7,352
*	Adolor Corp.	5,884	11,768
*	AdvanSource Biomaterials Corp.	842	269
*	Albany Molecular Research, Inc.	12,600	107,982
*	Allied Healthcare International, Inc.	16,200	16,038
*	Allied Healthcare Products, Inc.	1,700	7,293
*	Allion Healthcare, Inc.	6,200	28,334
*	Altus Pharmaceuticals, Inc.	100	24
*	American Dental Partners, Inc.	1,050	7,046
*	American Shared Hospital Services	400	640
*	AMICAS, Inc.	16,950	27,205
*	Amsurg Corp.	1,300	25,467

12

*	Anadys Pharmaceuticals, Inc.	600	3,126
*	AngioDynamics, Inc.	8,191	111,398
*	Arrhythmia Research Technology, Inc.	291	669
*	Assisted Living Concepts, Inc.	2,200	8,734
*	BioScrip, Inc.	14,160	23,930
*	Caliper Life Sciences, Inc.	13,208	17,038
	Cambrex Corp.	1,200	3,924
*	Cantel Medical Corp.	6,149	92,174
*	Capital Senior Living Corp.	6,400	16,832
*	Cardiac Science Corp.	8,630	46,343
*	Celera Corp.	3,200	27,008
*	CombinatoRx, Inc.	1,345	995
*	Community Health Systems, Inc.	2,100	39,144
*	CONMED Corp.	9,700	151,805
	Cooper Companies, Inc.	13,500	256,095
*	Cross Country Healthcare, Inc.	10,928	81,851
*	CuraGen Corp.	11,261	6,531
*	Cutera, Inc.	400	2,684
*	Digirad Corp.	6,600	5,742
*	Emeritus Corp.	2,200	18,194
*	Emisphere Technologies, Inc.	200	114
*	Endologix, Inc.	100	159
*	etrials Worldwide, Inc.	1,811	1,340
*	ev3, Inc.	8,600	46,526
*	Evotec AG Sponsored ADR	5,636	10,145
*	Five Star Quality Care, Inc.	600	1,146
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	1,212
*	Gentiva Health Services, Inc.	7,700	194,656
*	Greatbatch, Inc.	5,600	130,480
*	GTC Biotherapeutics, Inc.	3,500	2,870
*	Harvard Bioscience, Inc.	8,300	21,331
*	HealthSpring, Inc.	2,300	40,066
*	HealthTronics, Inc.	11,755	21,629
*	Hi-Tech Pharmacal Co., Inc.	3,930	21,065
*	Home Diagnostics, Inc.	1,634	11,405
	Hooper Holmes, Inc.	21,300	4,899
*	IntegraMed America, Inc.	123	873
	Invacare Corp.	5,120	97,587
* #	Inverness Medical Innovations, Inc.	1,800	44,046
*	Iridex Corp.	2,000	1,400
*	Kindred Healthcare, Inc.	15,400	208,978
*	Langer, Inc.	400	200
*	Lannet Co., Inc.	6,599	34,975
	LCA-Vision, Inc.	1,200	3,024
*	LeMaitre Vascular, Inc.	2,800	6,034
*	LifePoint Hospitals, Inc.	11,400	256,956
*	MedCath Corp.	6,764	42,546
*	Medical Staffing Network Holdings, Inc.	10,900	2,289
	Medicis Pharmaceutical Corp. Class A	600	8,358
	Merge Healthcare, Inc.	10,847	17,247
*	Nabi Biopharmaceuticals	1,000	4,130
* #	Nanogen, Inc.	6,700	1,173
*	Neurocrine Biosciences, Inc.	8,700	28,884
*	North American Scientific, Inc.	360	90
*	Nutraceutical International Corp.	2,700	23,598

13

	Omnicare, Inc.	4,299	120,200
*	Orchid Cellmark, Inc.	2,100	1,117
*	Ore Pharmaceuticals, Inc.	1,740	992
*	Orthologic Corp.	8,300	3,403
*	Osteotech, Inc.	5,900	17,936
*	Par Pharmaceutical Cos., Inc.	2,500	30,775
*	PDI, Inc.	4,100	18,942
*	Pharmanet Development Group, Inc.	1,800	2,358
*	PharMerica Corp.	4,729	77,745
*	Prospect Medical Holdings, Inc.	2,880	7,344
*	Regeneration Technologies, Inc.	1,100	2,695
*	RehabCare Group, Inc.	5,900	82,305
*	Res-Care, Inc.	2,307	31,260
*	Rural/Metro Corp.	1,300	2,145
*	RXi Pharmaceuticals Corp.	3	14
*	Skilled Healthcare Group, Inc.	3,000	24,990
*	Sonic Innovations, Inc.	4,828	4,345
*	Spectrum Pharmaceuticals, Inc.	3,900	5,616
*	SRI/Surgical Express, Inc.	900	1,260
*	SunLink Health Systems, Inc.	887	825
*	Sunrise Senior Living, Inc.	1,000	1,200
*	Theragenics Corp.	11,300	14,577
* ●	Tripos Escrow Shares	100	9
*	United American Healthcare Corp.	600	1,164
*	Urologix, Inc.	4,900	2,695
* #	ViroPharma, Inc.	1,300	15,600
*	Vital Images, Inc.	2,700	30,537
	Young Innovations, Inc.	500	7,720
Total Health Care			2,954,835

Industrials — (15.1%)
*	A. T. Cross Co. Class A	1,675	4,322
	A.O. Smith Corp.	5,710	156,911
*	ACCO Brands Corp.	2,100	4,032
	Aceto Corp.	7,800	69,732
*	Active Power, Inc.	8,970	4,664
	Aircastle, Ltd.	3,700	15,096
*	AirTran Holdings, Inc.	6,000	24,600
	Alamo Group, Inc.	1,863	23,381
*	Alaska Air Group, Inc.	13,600	358,496
	Albany International Corp. Class A	800	8,008
	Alexander & Baldwin, Inc.	3,300	72,732
*	Allied Defense Group, Inc.	2,800	19,292
*	Altra Holdings, Inc.	10,200	71,706
*	Amerco, Inc.	6,865	211,099
	Apogee Enterprises, Inc.	1,100	11,275
	Applied Industrial Technologies, Inc.	12,825	202,507
	Applied Signal Technologies, Inc.	4,073	71,440
*	Argon ST, Inc.	2,200	42,108
	Arkansas Best Corp.	9,500	222,205
*	Arotech Corp.	4,100	1,763
*	Avalon Holding Corp. Class A	262	472
	Baldor Electric Co.	9,100	127,491
*	Baldwin Technology Co., Inc. Class A	3,076	3,537
	Barnes Group, Inc.	2,200	24,860

14

	Barrett Business Services, Inc.	2,000	19,680
*	Beacon Roofing Supply, Inc.	2,500	31,825
*	BlueLinx Holdings, Inc.	15,900	37,842
	Bowne & Co., Inc.	303	850
	Briggs & Stratton Corp.	18,800	278,052
*	Builders FirstSource, Inc.	7,200	8,856
*	Cano Petroleum, Inc.	2,000	1,240
	CDI Corp.	329	3,527
*	Ceradyne, Inc.	500	11,410
	Champion Industries, Inc.	1,800	5,040
	CIRCOR International, Inc.	5,005	111,361
	Comfort Systems USA, Inc.	1,600	16,368
*	Commercial Vehicle Group, Inc.	7,600	7,600
*	Competitive Technologies, Inc.	300	345
	CompX International, Inc.	200	1,132
*	Cornell Companies, Inc.	2,208	33,694
*	Covenant Transport Group Class A	3,300	6,006
*	CPI Aerostructures, Inc.	1,500	7,500
	Cubic Corp.	200	5,432
* #	Dollar Thrifty Automotive Group, Inc.	8,100	9,396
	Ducommun, Inc.	1,031	19,527
	Eastern Co.	150	1,653
	Ecology & Environment, Inc. Class A	210	2,644
	Electro Rent Corp.	9,085	96,301
#	Encore Wire Corp.	2,693	44,461
*	EnerSys	15,860	144,485
	Ennis, Inc.	6,134	68,639
*	EnPro Industries, Inc.	3,807	69,668
*	Esterline Technologies Corp.	9,859	355,811
*	ExpressJet Holdings, Inc.	88	139
	Federal Signal Corp.	13,200	89,100
*	First Advantage Corp.	1,600	20,384
*	Flanders Corp.	3,367	13,737
	Frozen Food Express Industries, Inc.	5,100	21,012
	G & K Services, Inc. Class A	8,200	151,290
	GATX Corp.	15,076	363,332
*	Gencor Industries, Inc.	400	3,168
*	GP Strategies Corp.	2,300	8,993
	Greenbrier Companies, Inc.	4,536	25,175
*	Griffon Corp.	17,488	174,006
	Hardinge, Inc.	2,569	11,175
*	Henry Bros. Electronics, Inc.	646	3,666
*	Herley Industries, Inc.	4,300	47,902
*	Hirsch International Corp. Class A	400	100
*	Hudson Highland Group, Inc.	5,000	12,300
*	ICF International, Inc.	64	1,519
*	ICT Group, Inc.	3,800	14,744
*	Innotrac Corp.	900	1,008
*	Insituform Technologies, Inc. Class A	10,400	195,104
*	Interline Brands, Inc.	1,900	15,200
	International Shipholding Corp.	400	8,600
*	Intersections, Inc.	6,500	24,180
*	JetBlue Airways Corp.	9,900	55,737
*	JPS Industries, Inc.	1,000	4,875
*	Kadant, Inc.	4,800	48,192

15

	Kaman Corp. Class A	3,600	68,724
	Kelly Services, Inc. Class A	11,300	102,378
*	Key Technology, Inc.	987	13,088
	L.S. Starrett Co. Class A	200	3,008
*	LECG Corp.	3,800	12,426
*	Lydall, Inc.	3,900	14,391
*	M&F Worldwide Corp.	6,100	64,660
*	Mac-Gray Corp.	4,000	25,900
*	Magnetek, Inc.	6,800	13,600
* ●	MAIR Holdings, Inc. Escrow Shares	4,800	2,256
*	Marten Transport, Ltd.	7,800	137,748
*	Merrimac Industries, Inc.	200	450
*	Miller Industries, Inc.	1,900	10,412
*	Misonix, Inc.	2,200	2,376
*	Mobile Mini, Inc.	9,000	113,760
	Mueller Water Products, Inc.	32,100	217,317
	NACCO Industries, Inc. Class A	2,390	76,456
*	Nashua Corp.	500	1,515
*	National Patent Development Corp.	1,000	1,300
	National Technical Systems, Inc.	3,198	12,792
*	NCI Building Systems, Inc.	5,900	68,381
*	North America Galvanizing & Coatings, Inc.	21,900	81,906
*	On Assignment, Inc.	2,895	13,404
*	Owens Corning, Inc.	3,100	41,354
*	P.A.M. Transportation Services, Inc.	3,545	17,725
*	Paragon Technologies, Inc.	781	1,898
*	Park-Ohio Holdings Corp.	4,100	15,088
*	Patrick Industries, Inc.	1,000	555
*	PGT, Inc.	375	374
*	Pinnacle Airlines Corp.	400	800
	Portec Rail Products, Inc.	642	4,674
	Preformed Line Products Co.	600	17,616
	Providence & Worcester Railroad Co.	200	2,731
*	RCM Technologies, Inc.	4,279	5,156
	Regal-Beloit Corp.	9,706	329,616
*	Republic Airways Holdings, Inc.	15,000	122,850
*	Rush Enterprises, Inc. Class A	9,000	81,900
*	Rush Enterprises, Inc. Class B	1,650	14,570
	Ryder System, Inc.	2,500	84,450
*	Saia, Inc.	3,700	39,553
*	School Specialty, Inc.	7,600	125,400
	Servidyne, Inc.	1,260	2,759
*	SIFCO Industries, Inc.	161	985
	SkyWest, Inc.	23,200	363,080
*	Sparton Corp.	2,336	4,368
*	Spherion Corp.	15,600	22,308
	Standex International Corp.	4,109	63,073
	Steelcase, Inc. Class A	5,200	22,464
*	Sterling Construction Co., Inc.	280	5,018
	Supreme Industries, Inc.	1,318	1,582
	Sypris Solutions, Inc.	6,800	8,636
*	TeamStaff, Inc.	550	883
	Technology Research Corp.	2,000	3,700
	Tecumseh Products Co. Class A	4,000	32,800
*	Tecumseh Products Co. Class B	100	820

16

	Timken Co.	2,700	40,203
	Todd Shipyards Corp.	600	8,400
*	Trailer Bridge, Inc.	700	2,527
*	TRC Companies, Inc.	6,900	20,079
	Tredegar Industries, Inc.	14,219	234,614
*	Trex Co., Inc.	400	5,916
	Trinity Industries, Inc.	3,500	40,285
	Triumph Group, Inc.	2,800	126,784
*	United Rentals, Inc.	6,600	36,828
	Universal Forest Products, Inc.	6,400	134,400
*	US Airways Group, Inc.	500	2,835
*	USA Truck, Inc.	3,200	46,144
	Viad Corp.	4,400	97,812
*	Volt Information Sciences, Inc.	7,550	40,242
	Wabash National Corp.	11,600	32,712
	Watts Water Technologies, Inc.	11,300	251,764
*	WCA Waste Corp.	6,200	13,206
	Werner Enterprises, Inc.	26,500	397,500
*	Westaff, Inc.	5,335	5,442
*	Willis Lease Finance Corp.	800	7,552
*	YRC Worldwide, Inc.	10,300	29,664
Total Industrials			8,538,655

Information Technology — (17.0%)
*	3Com Corp.	150,900	351,597
*	Acorn Factor, Inc.	1,500	3,615
*	ActivIdentity Corp.	16,421	36,619
	Acxiom Corp.	36,797	349,939
*	Adaptec, Inc.	44,846	125,120
*	Advanced Energy Industries, Inc.	1,700	15,266
*	Aehr Test Systems	120	175
*	Aetrium, Inc.	1,800	2,772
	Agilysys, Inc.	10,400	37,128
*	Allied Motion Technologies, Inc.	400	808
	American Software, Inc. Class A	3,189	13,234
*	Analysts International Corp.	5,600	2,352
*	Anaren, Inc.	6,200	73,284
*	Applied Micro Circuits Corp.	25,113	100,452
* #	Arris Group, Inc.	21,200	150,944
*	Astea International, Inc.	40	94
	Astro-Med, Inc.	1,475	10,310
*	ATMI, Inc.	100	1,351
*	Authentidate Holding Corp.	7,400	1,850
*	Autobytel, Inc.	15,600	5,616
*	Avanex Corp.	360	677
*	Avid Technology, Inc.	10,700	107,107
*	Aviza Technology, Inc.	280	56
*	Avnet, Inc.	8,298	164,466
*	Avocent Corp.	4,052	58,146
	AVX Corp.	6,284	57,310
*	Aware, Inc.	1,426	3,194
*	Axcelis Technologies, Inc.	17,000	4,845
*	AXT, Inc.	7,406	10,294
	Bel Fuse, Inc. Class B	1,283	19,553
*	Benchmark Electronics, Inc.	27,623	324,294

17

	Black Box Corp.	6,700	146,261
	Bogen Communications International, Inc.	1,000	3,650
*	Bookham, Inc.	12,660	4,684
* #	Borland Software Corp.	16,100	9,982
*	Brightpoint, Inc.	2,900	13,572
*	Brooks Automation, Inc.	27,300	124,761
*	CACI International, Inc. Class A	1,200	54,180
*	CalAmp Corp.	8,879	8,613
*	California Micro Devices Corp.	8,400	17,976
*	CallWave, Inc.	8,052	5,958
*	Cascade Microtech, Inc.	4,035	12,468
*	Catapult Communications Corp.	4,950	34,155
*	CEVA, Inc.	3,282	22,416
*	Checkpoint Systems, Inc.	2,800	25,060
*	Ciber, Inc.	18,600	81,096
*	Cirrus Logic, Inc.	2,466	6,954
*	Clearfield, Inc.	800	960
	Cognex Corp.	100	1,306
*	Coherent, Inc.	10,797	195,318
	Cohu, Inc.	6,597	65,838
* # ●	Commerce One, Inc.	4,310	—
	Communications Systems, Inc.	1,500	11,100
*	Computer Task Group, Inc.	6,000	18,360
*	Concurrent Computer Corp.	100	396
*	CSP, Inc.	66	215
	CTS Corp.	9,000	46,260
*	CyberOptics Corp.	3,400	19,074
*	Cymer, Inc.	100	2,040
*	Cypress Semiconductor Corp.	6,400	28,864
*	Data I/O Corp.	1,500	3,735
*	Datalink Corp.	900	3,105
	Dataram Corp.	3,283	4,137
*	DDi Corp.	4,900	16,562
*	Digi International, Inc.	9,200	69,920
*	Digimarc Corp.	1,857	17,716
*	Ditech Networks, Inc.	11,500	11,040
*	Dot Hill Systems Corp.	16,380	8,108
*	DSP Group, Inc.	9,700	63,147
*	Dycom Industries, Inc.	3,615	24,618
*	Dynamics Research Corp.	3,642	25,385
*	Easylink Services International Corp.	400	780
*	EDCI Holdings, Inc.	1,611	6,460
*	Edgewater Technology, Inc.	4,067	11,388
*	EFJohnson Technologies, Inc.	8,900	10,947
*	Electro Scientific Industries, Inc.	10,500	66,360
*	Electroglas, Inc.	4,512	632
*	Electronics for Imaging, Inc.	5,500	48,895
*	EMS Technologies, Inc.	3,900	93,600
*	Endwave Corp.	3,700	7,400
*	Entegris, Inc.	48,700	67,693
*	Entorian Technologies, Inc.	7,400	1,738
*	ePlus, Inc.	2,500	26,513
*	Euronet Worldwide, Inc.	5,600	56,280
*	Evans & Sutherland Computer Corp.	900	405
*	Exar Corp.	11,468	77,638

18

*	Fairchild Semiconductor Corp. Class A	5,000	22,750
*	FEI Co.	100	1,820
	Fidelity National Information Services, Inc.	6,200	98,642
	Frequency Electronics, Inc.	3,304	10,408
*	Gerber Scientific, Inc.	7,000	21,980
	Gevity HR, Inc.	1,900	3,819
*	Globecomm Systems, Inc.	1,300	6,669
*	Glu Mobile, Inc.	3,700	1,887
*	GTSI Corp.	3,196	17,242
*	Hackett Group, Inc.	511	1,436
*	Harris Stratex Networks, Inc. Class A	6,521	44,995
*	hi/fn, inc.	4,100	12,895
*	Hutchinson Technology, Inc.	8,900	28,213
*	Hypercom Corp.	14,300	21,736
*	I.D. Systems, Inc.	1,100	4,213
*	IAC/InterActiveCorp	3,200	47,040
*	Ikanos Communications, Inc.	10,776	13,901
*	I-many, Inc.	3,379	1,317
	Imation Corp.	12,300	119,802
*	InFocus Corp.	11,900	9,044
	infoGROUP, Inc.	5,000	18,450
	InfoSpace, Inc.	13,100	104,931
*	Ingram Micro, Inc.	10,100	123,927
*	Insight Enterprises, Inc.	17,564	90,982
*	InsWeb Corp.	333	773
*	Integrated Device Technology, Inc.	29,100	167,034
*	Integrated Silicon Solution, Inc.	9,260	15,742
*	Intelligent Systems Corp.	500	500
*	International Rectifier Corp.	6,400	87,168
*	Internet Brands, Inc.	3,800	18,886
*	Internet Capital Group, Inc.	13,300	57,323
*	Interwoven, Inc.	5,639	88,927
*	Intest Corp.	3,234	857
*	IntriCon Corp.	700	2,625
*	iPass, Inc.	23,900	30,353
*	Ixia	7,300	38,836
	IXYS Corp.	11,100	76,035
	Jabil Circuit, Inc.	9,000	52,380
*	Jaco Electronics, Inc.	550	407
*	JDA Software Group, Inc.	100	1,120
*	Jupitermedia Corp.	7,900	4,029
	Keithley Instruments, Inc.	3,734	12,957
*	Key Tronic Corp.	3,598	4,210
*	Keynote Systems, Inc.	4,100	35,875
*	Kopin Corp.	23,100	36,498
*	Kratos Defense & Security Solutions, Inc.	24,606	29,035
*	KVH Industries, Inc.	1,200	6,900
*	L-1 Identity Solutions, Inc.	27,677	200,658
*	Lantronix, Inc.	2,300	1,564
*	Lattice Semiconductor Corp.	39,700	61,138
*	Lawson Software, Inc.	3,500	14,770
*	Leadis Technolgies, Inc.	4,635	1,761
*	LeCroy Corp.	4,152	9,550
*	LightPath Technologies, Inc.	287	257
*	Lionbridge Technologies, Inc.	11,500	20,700

19

*	Logic Devices, Inc.	1,100	605
*	LogicVision, Inc.	400	496
*	LookSmart, Ltd.	6,700	9,179
*	Loral Space & Communications, Inc.	7,200	95,112
*	LTX-Credence Corp.	21,696	6,292
*	Macrovision Solutions Corp.	2,600	34,086
*	Management Network Group, Inc.	12,850	5,269
	MedQuist, Inc.	1,842	3,666
*	Mentor Graphics Corp.	16,100	75,026
*	Mercury Computer Systems, Inc.	4,959	29,605
*	Merix Corp.	7,000	2,520
	Methode Electronics, Inc.	7,900	36,498
*	MKS Instruments, Inc.	20,600	289,430
*	ModusLink Global Solutions, Inc.	16,700	38,911
*	MPS Group, Inc.	36,900	223,245
* #	MRV Communications, Inc.	13,300	6,783
*	Nanometrics, Inc.	6,400	8,448
*	Newport Corp.	11,200	59,920
*	Novellus Systems, Inc.	7,500	103,425
*	Nu Horizons Electronics Corp.	6,600	10,362
*	NYFIX, Inc.	6,300	5,670
	O.I. Corp.	400	3,704
*	OmniVision Technologies, Inc.	1,100	7,359
*	ON Semiconductor Corp.	2,441	10,179
	Openwave Systems, Inc.	38,300	27,959
*	OPNET Technologies, Inc.	100	820
*	Optical Cable Corp.	1,600	4,544
*	Orbcomm, Inc.	9,700	15,908
*	OSI Systems, Inc.	3,268	47,811
*	Overland Storage, Inc.	4,000	1,600
*	PAR Technology Corp.	5,200	23,556
*	PC Connection, Inc.	8,100	39,609
	PC-Tel, Inc.	7,638	49,341
*	PDF Solutions, Inc.	3,000	4,470
	Pegasystems, Inc.	1	14
*	Perceptron, Inc.	73	248
*	Performance Technologies, Inc.	3,750	11,850
*	Pericom Semiconductor Corp.	2,192	13,525
*	Perot Systems Corp.	8,000	103,920
*	Pervasive Software, Inc.	7,700	27,874
*	Photronics, Inc.	10,900	17,331
*	Planar Systems, Inc.	6,072	2,793
*	PlanetOut, Inc.	340	89
	Plantronics, Inc.	700	7,105
*	PLATO Learning, Inc.	7,600	10,564
*	Powerwave Technologies, Inc.	4,100	1,845
*	Presstek, Inc.	200	432
* ●	Price Communications Liquidation Trust	16,900	2,308
	Qualstar Corp.	7,400	15,318
*	Quantum Corp.	9,300	4,743
*	Rackable Systems, Inc.	8,800	34,584
*	RadiSys Corp.	8,000	37,840
*	RealNetworks, Inc.	48,764	137,514
*	Relm Wireless Corp.	1,500	1,140
*	RF Micro Devices, Inc.	38,515	41,596

20

*	RF Monolithics, Inc.	300	207
	Richardson Electronics, Ltd.	4,600	17,158
*	Rudolph Technologies, Inc.	10,100	28,381
*	S1 Corp.	2,800	18,676
*	Safeguard Scientifics, Inc.	19,973	11,984
*	SCM Microsystems, Inc.	5,400	13,554
*	SeaChange International, Inc.	9,300	55,056
*	Selectica Escrow Shares	9,800	—
*	Selectica, Inc.	9,800	6,086
*	Silicon Image, Inc.	1,500	5,505
*	Silicon Storage Technology, Inc.	36,200	74,210
*	Skyworks Solutions, Inc.	52,900	228,528
*	Soapstone Networks, Inc.	3,000	7,410
*	SonicWALL, Inc.	8,357	29,417
*	Spectrum Control, Inc.	3,500	25,340
*	SRA International, Inc.	200	3,266
*	Standard Microsystems Corp.	1,900	26,315
	StarTek, Inc.	5,200	24,128
*	SumTotal Systems, Inc.	4,993	12,582
*	Sunair Electronics, Inc.	600	900
*	SupportSoft, Inc.	14,050	26,555
*	Sycamore Networks, Inc.	100,500	236,175
*	Symmetricom, Inc.	16,400	60,844
*	SYNNEX Corp.	11,400	174,990
*	Tech Data Corp.	13,700	248,107
*	Technology Solutions Co.	800	840
*	TechTeam Global, Inc.	3,500	17,500
*	Telular Corp.	4,000	6,320
*	Tessco Technologies, Inc.	600	4,386
	TheStreet.com, Inc.	4,800	13,104
*	THQ, Inc.	200	790
*	TIBCO Software, Inc.	11,925	63,799
*	Tier Technologies, Inc. Class B	6,000	34,800
*	TII Network Technologies, Inc.	1,200	852
*	Tollgrade Communications, Inc.	4,700	27,072
*	Track Data Corp.	2,300	2,139
*	Transwitch Corp.	1,435	603
*	Triquint Semiconductor, Inc.	49,500	99,990
*	TTM Technologies, Inc.	6,700	40,401
*	Ulticom, Inc.	13,900	79,925
	United Online, Inc.	22,018	134,750
*	UTStarcom, Inc.	41,002	60,273
*	Veeco Instruments, Inc.	100	483
*	VeriFone Holdings, Inc.	4,500	20,835
*	Vicon Industries, Inc.	1,400	8,036
*	Vignette Corp.	9,650	67,261
*	Virage Logic Corp.	7,350	22,638
*	Vishay Intertechnology, Inc.	6,100	18,056
*	Web.com Group, Inc.	4,414	13,242
*	White Electronics Designs Corp.	7,900	30,731
*	Winland Electronics, Inc.	1,100	792
*	Wireless Telecom Group, Inc.	8,100	2,916
*	WPCS International, Inc.	1,947	3,894
*	Zhone Technologies, Inc.	34,494	4,777
*	ZiLOG, Inc.	5,000	12,100

21

*	Zoran Corp.	18,131	107,698
*	Zygo Corp.	125	715
Total Information Technology			9,616,287

Materials — (4.9%)
	A. Schulman, Inc.	8,700	131,805
	A.M. Castle & Co.	1,800	15,228
*	American Pacific Corp.	700	5,481
	Arch Chemicals, Inc.	800	17,928
	Ashland, Inc.	600	4,812
*	Buckeye Technologies, Inc.	14,923	43,575
*	Bway Holding Co.	200	1,692
	Cabot Corp.	2,700	36,072
*	Caraustar Industries, Inc.	7,400	1,554
	Chemtura Corp.	28,100	21,075
* #	Coeur d’Alene Mines Corp.	4,900	3,479
*	Core Molding Technologies, Inc.	1,192	2,491
	Ferro Corp.	16,500	65,340
	Friedman Industries, Inc.	2,536	14,202
	Georgia Gulf Corp.	11,900	11,186
	Gibraltar Industries, Inc.	10,700	109,461
*	Graphic Packaging Holding Co.	72,200	62,814
	H.B. Fuller Co.	2,100	29,337
*	Headwaters, Inc.	14,800	67,044
	Kronos Worldwide, Inc.	200	2,850
	Louisiana-Pacific Corp.	25,700	53,456
*	Material Sciences Corp.	5,234	7,328
	MeadWestavco Corp.	9,300	108,252
	Minerals Technologies, Inc.	1,400	52,934
* #	Mines Management, Inc.	2,500	3,700
*	Mod-Pac Corp.	962	1,246
	Neenah Paper, Inc.	5,000	33,650
	NL Industries, Inc.	17,300	199,988
	NN, Inc.	5,500	9,350
*	Northwest Pipe Co.	2,813	99,186
*	OM Group, Inc.	1,700	32,946
	P.H. Glatfelter Co.	11,400	99,294
	Penford Corp.	900	7,794
*	PolyOne Corp.	33,700	69,085
	Quaker Chemical Corp.	247	2,818
*	Ready Mix, Inc.	923	1,246
*	Rock of Ages Corp.	500	933
	Rock-Tenn Co. Class A	8,200	255,594
*	Rosetta Resources, Inc.	17,367	105,418
	Schweitzer-Maudoit International, Inc.	5,409	115,753
	Sensient Technologies Corp.	8,700	187,050
	Spartech Corp.	10,300	32,651
*	Stillwater Mining Co.	1,900	7,885
	Temple-Inland, Inc.	1,300	7,371
	Texas Industries, Inc.	2,100	47,691
*	U.S. Concrete, Inc.	14,100	39,198
* #	U.S. Gold Corp.	18,900	37,422
	Wausau Paper Corp.	16,629	158,142
#	Westlake Chemical Corp.	13,100	179,077
	Worthington Industries, Inc.	12,590	126,655
Total Materials			2,730,539

22

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	300	—
* ●	ePresence, Inc. Escrow Shares	2,300	—
* ●	Petrocorp, Inc. Escrow Shares	1,700	102
Total Other			102

Telecommunication Services — (0.4%)
	Arbinet-thexchange, Inc.	9,000	15,120
	CenturyTel, Inc.	2,600	70,564
	D&E Communications, Inc.	5,508	38,501
*	General Communications, Inc. Class A	5,000	32,850
*	GoAmerica, Inc.	21	69
	IDT Corp.	6,300	2,300
	IDT Corp. Class B	16,800	5,880
*	Point.360	400	448
	SureWest Communications	4,700	47,987
*	Xeta Corp.	3,600	6,696
Total Telecommunication Services			220,415

TOTAL COMMON STOCKS			53,758,471

RIGHTS/WARRANTS — (0.0%)
*	Federal-Mogul Corp. Warrants 12/27/14	378	172
* ●	Lantronix, Inc. Warrants 2008	11	—
TOTAL RIGHTS/WARRANTS			172

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $510,000 FNMA 5.00%, 08/25/18, valued at $499,962) to be repurchased at $489,008	$489	489,000

		Shares
SECURITIES LENDING COLLATERAL — (3.9%)
§ @	DFA Short Term Investment Fund LP	2,205,137	2,205,137

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities, 0.29%, 02/02/09 (Collateralized by $23,460 FHLMC 5.500%, 01/01/38, valued at $21,427) to be repurchased at $20,803	$21	20,802

TOTAL SECURITIES LENDING COLLATERAL			2,225,939

TOTAL INVESTMENTS - (100.0%)
(Cost $113,124,398)##			$56,473,582

23

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.9%)
Consumer Discretionary — (13.9%)
*	Ascent Media Corp.	710	$18,517
*	AutoNation, Inc.	1,476	13,697
	Carnival Corp.	28,339	515,486
	CBS Corp. Class A	1,000	5,780
	CBS Corp. Class B	66,043	377,766
	Comcast Corp. Class A	141,028	2,066,060
	Comcast Corp. Special Class A	42,918	595,702
*	Discovery Communications, Inc. (25470F104)	7,105	103,022
*	Discovery Communications, Inc. (25470F302)	7,105	102,170
	Disney (Walt) Co.	20,573	425,450
*	Dr Pepper Snapple Group, Inc.	4,600	75,670
	Eastman Kodak Co.	11,488	52,041
* #	Expedia, Inc.	16,550	147,791
	Fortune Brands, Inc.	9,104	291,328
#	Gannett Co., Inc.	15,900	91,743
*	Goodyear Tire & Rubber Co.	7,700	47,509
#	J.C. Penney Co., Inc.	9,384	157,182
	Johnson Controls, Inc.	36,200	452,862
	Leggett & Platt, Inc.	9,600	119,904
* #	Liberty Global, Inc. Class A	6,890	100,387
* #	Liberty Global, Inc. Series C	8,890	127,305
*	Liberty Media Corp. - Entertainment Class A	45,266	830,631
*	Liberty Media Holding Corp. Interactive Class A	49,699	156,055
#	Macy’s, Inc.	28,232	252,676
* #	Mohawk Industries, Inc.	5,650	181,421
	News Corp. Class A	14,840	94,828
#	News Corp. Class B	11,900	86,156
#	Royal Caribbean Cruises, Ltd.	4,700	30,503
* #	Sears Holdings Corp.	6,500	265,980
*	Time Warner Cable, Inc.	14,303	266,465
	Time Warner, Inc.	262,000	2,444,460
* #	Toll Brothers, Inc.	10,707	182,233
	Tyco Electronics, Ltd.	21,020	297,643
	Washington Post Co.	100	39,056
#	Whirlpool Corp.	4,418	147,694
	Wyndham Worldwide Corp.	8,648	53,012
Total Consumer Discretionary			11,216,185

Consumer Staples — (7.6%)
#	Archer-Daniels-Midland Co.	14,783	404,758
	Coca-Cola Enterprises, Inc.	34,707	389,760
	ConAgra, Inc.	8,200	140,220
*	Constellation Brands, Inc. Class A	11,226	163,001

1

	Corn Products International, Inc.	6,900	159,735
	CVS Caremark Corp.	42,612	1,145,411
	J.M. Smucker Co.	5,650	255,097
	Kraft Foods, Inc.	74,077	2,077,860
	Molson Coors Brewing Co.	11,200	451,024
	PepsiAmericas, Inc.	10,300	166,139
	Reynolds American, Inc.	6,500	248,170
	SUPERVALU, Inc.	16,703	292,971
	Tyson Foods, Inc. Class A	22,881	202,497
Total Consumer Staples			6,096,643

Energy — (13.6%)
	Anadarko Petroleum Corp.	32,664	1,200,075
	Apache Corp.	23,854	1,789,050
	Cimarex Energy Co.	6,700	166,428
	ConocoPhillips	63,006	2,994,675
	Devon Energy Corp.	31,615	1,947,484
	ENSCO International, Inc.	8,598	235,241
* #	Forest Oil Corp.	6,000	90,000
	Helmerich & Payne, Inc.	3,509	78,812
	Marathon Oil Corp.	43,071	1,172,823
	Murphy Oil Corp.	3,200	141,376
*	Newfield Exploration Co.	9,200	176,548
	Noble Energy, Inc.	3,100	151,683
	Patterson-UTI Energy, Inc.	850	8,126
	Pioneer Natural Resources Co.	4,412	64,592
*	Pride International, Inc.	3,644	58,741
	Rowan Companies, Inc.	4,100	51,906
	Tesoro Petroleum Corp.	2,500	43,075
	Tidewater, Inc.	4,000	166,440
	Valero Energy Corp.	18,856	454,807
Total Energy			10,991,882

Financials — (26.1%)
*	Allegheny Corp.	881	240,011
	Allstate Corp.	34,900	756,283
#	American Capital, Ltd.	8,208	23,475
	American Financial Group, Inc.	10,200	173,196
	American National Insurance Co.	2,584	144,316
	Ameriprise Financial, Inc.	3,900	78,585
	Associated Banc-Corp.	1,500	23,475
	Banco Santander SA Sponsored ADR	10,767	84,416
	Bank of America Corp.	161,346	1,061,657
	Bank of New York Mellon Corp.	25,810	664,349
#	BB&T Corp.	9,900	195,921
#	BlackRock, Inc.	3,200	348,160
#	Capital One Financial Corp.	25,153	398,423
	Chubb Corp.	28,200	1,200,756
	Cincinnati Financial Corp.	14,683	321,998
#	Citigroup, Inc.	26,543	94,228
	CME Group, Inc.	1,743	303,125
	CNA Financial Corp.	19,206	223,366
	Comerica, Inc.	6,300	104,958
	Discover Financial Services	23,577	168,576
	Everest Re Group, Ltd.	600	37,800

2

	Fidelity National Financial, Inc.	15,720	229,826
	Fifth Third Bancorp	14,400	34,416
	First American Corp.	9,300	203,112
	First Horizon National Corp.	3,700	35,224
	Hanover Insurance Group, Inc.	5,201	210,224
	Hartford Financial Services Group, Inc.	21,765	286,427
	HCC Insurance Holdings, Inc.	7,000	163,870
#	Huntington Bancshares, Inc.	4,400	12,672
	JPMorgan Chase & Co.	101,516	2,589,673
	KeyCorp	21,700	157,976
#	Legg Mason, Inc.	4,600	73,876
* #	Leucadia National Corp.	1,189	18,929
	Lincoln National Corp.	21,700	328,321
	Loews Corp.	33,046	806,322
#	M&T Bank Corp.	5,400	210,114
	Marsh & McLennan Companies, Inc.	10,723	207,276
#	Marshall & Ilsley Corp.	11,936	68,155
	Mercury General Corp.	3,900	151,086
	MetLife, Inc.	62,833	1,805,192
	Morgan Stanley	36,630	741,025
#	New York Community Bancorp, Inc.	33,100	438,575
#	NYSE Euronext, Inc.	6,500	143,000
	Odyssey Re Holdings Corp.	6,900	324,645
	Old Republic International Corp.	23,459	242,097
	PNC Financial Services Group, Inc.	6,282	204,291
	Principal Financial Group, Inc.	16,083	266,817
	Prudential Financial, Inc.	21,800	561,350
	Regions Financial Corp.	12,500	43,250
	Reinsurance Group of America, Inc.	7,409	263,983
	SunTrust Banks, Inc.	14,500	177,770
	Synovus Financial Corp.	7,300	28,908
	The Goldman Sachs Group, Inc.	4,100	330,993
	The Travelers Companies, Inc.	53,788	2,078,368
	Transatlantic Holdings, Inc.	4,100	131,815
	Unum Group	29,819	422,237
	W. R. Berkley Corp.	6,100	161,528
	Wesco Financial Corp.	400	120,644
	White Mountains Insurance Group, Ltd.	375	90,562
#	Zions Bancorporation	4,800	71,616
Total Financials			21,083,239

Health Care — (3.3%)
	Aetna, Inc.	1,098	34,038
*	Boston Scientific Corp.	27,000	239,490
*	Community Health Systems, Inc.	2,000	37,280
* #	Hologic, Inc.	5,047	59,504
*	Humana, Inc.	2,900	109,997
*	King Pharmaceuticals, Inc.	15,000	131,100
	Omnicare, Inc.	7,100	198,516
	PerkinElmer, Inc.	7,200	90,864
*	Thermo Fisher Scientific, Inc.	5,400	194,022
*	Watson Pharmaceuticals, Inc.	9,800	267,344
*	WellPoint, Inc.	30,819	1,277,448
Total Health Care			2,639,603

3

Industrials — (11.5%)
	Burlington Northern Santa Fe Corp.	27,227	1,803,789
	CSX Corp.	29,860	864,746
	FedEx Corp.	10,541	536,959
* #	Kansas City Southern	346	6,283
	KBR, Inc.	1,200	16,992
	Masco Corp.	20,246	158,324
#	Norfolk Southern Corp.	46,400	1,779,904
	Northrop Grumman Corp.	23,289	1,120,667
*	Owens Corning, Inc.	1,400	18,676
	Parker Hannifin Corp.	1,368	52,271
	Pentair, Inc.	5,692	130,176
	R. R. Donnelley & Sons Co.	10,938	106,755
	Ryder System, Inc.	4,000	135,120
	Southwest Airlines Co.	73,600	517,408
	Timken Co.	2,185	32,535
	Tyco International, Ltd.	8,500	178,670
	Union Pacific Corp.	38,326	1,678,296
*	URS Corp.	2,800	95,340
Total Industrials			9,232,911

Information Technology — (3.6%)
*	Arrow Electronics, Inc.	7,300	139,211
*	Avnet, Inc.	10,700	212,074
*	Computer Sciences Corp.	13,883	511,450
	Fidelity National Information Services, Inc.	7,380	117,416
*	IAC/InterActiveCorp	11,623	170,858
*	Ingram Micro, Inc.	15,177	186,222
* #	Micron Technology, Inc.	52,000	193,440
	Motorola, Inc.	74,955	332,051
* #	Sandisk Corp.	2,000	22,860
*	Sun Microsystems, Inc.	5,500	22,880
*	Symantec Corp.	41,977	643,507
	Xerox Corp.	50,781	337,186
Total Information Technology			2,889,155

Materials — (2.5%)
#	Alcoa, Inc.	12,976	101,083
	Bemis Co., Inc.	2,700	60,939
*	Domtar Corp.	15,643	23,308
	Dow Chemical Co.	45,308	525,120
	International Paper Co.	34,863	317,951
	Lubrizol Corp.	4,100	139,892
	MeadWestavco Corp.	21,241	247,245
	Reliance Steel & Aluminum Co.	1,900	42,047
	Valspar Corp.	3,200	55,520
	Weyerhaeuser Co.	19,532	534,005
Total Materials			2,047,110

Telecommunication Services — (8.7%)
	AT&T, Inc.	126,441	3,112,977
#	CenturyTel, Inc.	6,100	165,554
*	Sprint Nextel Corp.	86,932	211,245
	Telephone & Data Systems, Inc.	5,500	167,805
	Telephone & Data Systems, Inc. Special Shares	3,000	81,300

4

*	United States Cellular Corp.	3,700	155,215
	Verizon Communications, Inc.	105,740	3,158,454
	Total Telecommunication Services		7,052,550

	Utilities — (0.1%)
*	Mirant Corp.	2,700	46,359
*	Reliant Energy, Inc.	11,100	56,499
	Total Utilities		102,858

	TOTAL COMMON STOCKS		73,352,136

		Face
		Amount
		(000)
	TEMPORARY CASH INVESTMENTS — (1.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $995,000 FNMA 5.058%(r), 01/01/36, valued at $836,861) to be repurchased at $821,013	$821	821,000

		Shares
	SECURITIES LENDING COLLATERAL — (8.1%)
§ @	DFA Short Term Investment Fund LP	6,484,419	6,484,419

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $68,984 FHLMC 5.500%, 01/01/38, valued at $63,006) to be repurchased at $61,171	$61	61,170

	TOTAL SECURITIES LENDING COLLATERAL		6,545,589

	TOTAL INVESTMENTS - (100.0%)
	(Cost $119,149,511)##		$80,718,725

5

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
	Amcor, Ltd.	18,221	$61,679
	Australia & New Zealand Banking Group, Ltd.	40,316	334,554
	AXA Asia Pacific Holdings, Ltd.	28,500	84,207
	Bendigo Bank, Ltd.	4,751	29,856
	BlueScope Steel, Ltd.	18,253	40,122
#	Boral, Ltd.	17,257	35,639
	Caltex Australia, Ltd.	5,940	32,568
	Commonwealth Bank of Australia	24,188	410,982
#	Crown, Ltd.	6,575	22,745
	CSR, Ltd.	26,522	23,477
	Downer EDI, Ltd.	8,268	18,383
#	Fairfax Media, Ltd.	24,201	21,252
	Foster’s Group, Ltd.	46,349	159,387
	Goodman Fielder, Ltd.	25,914	24,947
	Insurance Australia Group, Ltd.	23,604	57,662
	Lend Lease Corp., Ltd.	11,925	50,377
#	Macquarie Group, Ltd.	5,475	87,531
	Metcash, Ltd.	11,496	30,395
	Mirvac Group	18,683	13,210
#	National Australia Bank, Ltd.	35,036	413,225
	Onesteel, Ltd.	18,333	27,603
	OZ Minerals, Ltd.	22,325	7,802
	Qantas Airways, Ltd.	18,940	29,010
#	Seven Network, Ltd.	2,558	9,616
	Suncorp-Metway, Ltd.	14,402	67,114
	TABCORP Holdings, Ltd.	13,144	55,952

TOTAL — AUSTRALIA			2,149,295

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Erste Group Bank AG	3,995	60,001
	OMV AG	5,156	146,932
	Voestalpine AG	5,617	108,574

TOTAL — AUSTRIA			315,507

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Delhaize Group	3,186	204,733
#	Dexia SA	24,255	75,541
	Solvay SA	1,224	86,459

1

#	UCB SA	5,259	163,381
TOTAL COMMON STOCKS			530,114

RIGHTS/WARRANTS — (0.0%)
*	Umicore	150	2

TOTAL — BELGIUM			530,116

CANADA — (6.6%)
COMMON STOCKS — (6.6%)
	Astral Media, Inc. Class A	700	14,888
#	Bank of Montreal	7,900	214,210
	Barrick Gold Corp.	11,600	436,472
	BCE, Inc.	5,588	114,426
	Canadian Pacific Railway, Ltd.	3,200	97,129
	Canadian Tire Corp. Class A	800	26,683
*	CGI Group, Inc.	5,000	40,489
*	Domtar Corp.	8,000	12,069
	Empire Co., Ltd. Class A	1,200	50,779
#	Fairfax Financial Holdings, Inc.	300	97,590
	George Weston, Ltd.	1,600	85,242
	Gerdau Ameristeel Corp.	4,200	24,729
	Goldcorp, Inc.	19,700	583,489
	Groupe Aeroplan, Inc.	4,000	29,162
	Industrial Alliance Insurance & Financial Services, Inc.	2,800	45,051
	ING Canada, Inc.	500	13,456
	Jean Coutu Group PJC, Inc. Class A	1,700	11,493
	Loblaw Companies, Ltd.	1,700	48,134
#	Magna International, Inc. Class A	2,515	70,410
	Manulife Financial Corp.	17,350	288,070
*	MDS, Inc.	1,608	12,589
	Methanex Corp.	2,400	18,554
	Metro, Inc. Class A	1,800	57,541
	National Bank of Canada	3,000	83,719
	Onex Corp.	1,700	23,554
	Petro-Canada	14,100	305,744
	Power Corp. of Canada, Ltd.	8,545	147,382
	Sun Life Financial, Inc.	17,008	346,193
#	Thomson Reuters Corp.	6,740	164,893
	TransCanada Corp.	12,979	349,070
*	Viterra, Inc.	3,800	28,665
	Yamana Gold, Inc.	13,300	107,810

TOTAL — CANADA			3,949,685

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	A P Moller - Maersk A.S.	42	200,746
	Carlsberg A.S. Series B	1,600	52,871
	Danisco A.S.	1,570	57,628
	Danske Bank A.S.	12,100	121,511

2

*	Jyske Bank A.S.	3,000	67,978

TOTAL — DENMARK			500,734

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
#	Kesko Oyj	3,300	81,120
	Neste Oil Oyj	5,235	75,785
	Outokumpu Oyj Series A	5,000	56,959
	Sampo Oyj	6,418	103,025
	Stora Enso Oyj Series R	25,642	156,251
	UPM-Kymmene Oyj	26,988	255,008

TOTAL — FINLAND			728,148

FRANCE — (7.4%)
COMMON STOCKS — (7.4%)
#	Air France-KLM	4,757	45,500
	AXA SA	36,997	582,658
	BNP Paribas SA	19,418	741,299
	Capgemini SA	1,927	66,218
	Casino Guichard Perrachon SA	855	56,025
	Ciments Francais SA	500	38,189
	CNP Assurances	1,276	84,925
	Compagnie de Saint-Gobain	8,653	292,311
	Compagnie Generale des Establissements Michelin Series B	2,607	101,917
	Credit Agricole SA	13,900	168,263
#	European Aeronautic Defence & Space Co.	8,265	143,854
#	France Telecom SA	14,340	321,344
#	Lafarge SA	3,900	179,129
	Lagardere SCA	3,576	136,034
	Peugeot SA	4,558	77,101
	PPR SA	2,116	106,664
	Remy Cointreau SA	1	27
	Renault SA	5,526	106,467
	Safran SA	3,754	46,810
	SCOR SE (4797364)	1	3
	SCOR SE (B1LB9P6)	1,207	24,478
	Societe Generale Paris	6,112	255,558
	STMicroelectronics NV	14,282	73,768
	Vivendi SA	30,477	785,103

TOTAL — FRANCE			4,433,645

GERMANY — (8.7%)
COMMON STOCKS — (8.7%)
	Allianz SE	937	78,491
	Allianz SE Sponsored ADR	72,836	606,724
#	Bayerische Motoren Werke AG	10,122	240,046
#	Commerzbank AG	10,095	46,151
	Daimler AG	17,468	489,639
	Daimler AG Sponsored ADR	8,400	235,116
#	Deutsche Bank AG	10,577	275,592

3

	Deutsche Lufthansa AG	6,846	82,974
	Deutsche Telekom AG Sponsored ADR	86,100	1,036,644
	E.ON AG	9,303	301,676
	E.ON AG Sponsored ADR	27,800	890,434
#	Fraport AG	1,377	51,513
	Generali Deutschland Holding AG	434	34,677
	Hannover Rueckversicherung AG	596	17,823
#	Heidelberger Zement AG	1,098	42,302
	Linde AG	1,713	115,022
	Munchener Rueckversicherungs-Gesellschaft AG	3,975	524,960
# *	Porsche Automobil Holding SE	1,495	87,619
#	Suedzucker AG	2,196	34,580
	TUI AG	3,928	32,727

	TOTAL — GERMANY		5,224,710

	GREECE — (0.2%)
	COMMON STOCKS — (0.2%)
	Alpha Bank A.E.	1,100	9,193
	Hellenic Petroleum S.A.	6,311	45,387
*	Marfin Financial Group S.A.	17,345	63,965

	TOTAL — GREECE		118,545

	HONG KONG — (2.8%)
	COMMON STOCKS — (2.8%)
	Cathay Pacific Airways, Ltd.	45,000	52,189
	Cheung Kong Holdings, Ltd.	33,000	304,479
	Great Eagle Holdings, Ltd.	8,229	10,057
	Hang Lung Group, Ltd.	20,000	64,418
	Henderson Land Development Co., Ltd.	13,000	49,658
	Hong Kong and Shanghai Hotels, Ltd.	19,052	13,973
	Hopewell Holdings, Ltd.	14,000	45,881
	Hutchison Whampoa, Ltd.	74,000	376,533
	Hysan Development Co., Ltd.	20,056	32,531
	MTR Corp., Ltd.	26,610	63,552
	New World Development Co., Ltd.	144,762	137,221
	Sino Land Co., Ltd.	43,990	42,177
	Sun Hung Kai Properties, Ltd.	27,000	239,203
	Wharf Holdings, Ltd.	59,014	145,823
	Wheelock and Co., Ltd.	55,000	96,744

	TOTAL — HONG KONG		1,674,439

	IRELAND — (0.0%)
	COMMON STOCKS — (0.0%)
	Allied Irish Banks P.L.C.	6,430	9,406
	Allied Irish Banks P.L.C. Sponsored ADR	1,100	3,014

	TOTAL — IRELAND		12,420

4

ITALY — (1.9%)
COMMON STOCKS — (1.9%)
Banca Monte Dei Paschi di Siena SpA	23,367	33,511
Banca Popolare di Milano Scarl	7,333	37,420
Banco Popolare Scarl	3,698	21,091
Fondiaria - Sai SpA	2,059	32,118
Intesa Sanpaolo SpA	110,622	348,630
# Italcementi SpA	1,768	16,517
Pirelli & Co. SpA	53,332	15,258
Telecom Italia SpA Sponsored ADR	24,800	306,280
UniCredito Italiano SpA	105,932	186,391
Unione di Banche Italiane ScpA	6,822	84,898
Unipol Gruppo Finanziario SpA	28,275	42,191

TOTAL — ITALY		1,124,305

JAPAN — (17.8%)
COMMON STOCKS — (17.8%)
Aioi Insurance Co., Ltd.	8,500	41,536
Aisin Seiki Co., Ltd.	5,100	68,593
Ajinomoto Co., Inc.	16,000	137,791
Amada Co., Ltd.	8,000	38,233
Aoyama Trading Co., Ltd.	1,100	16,095
Asahi Kasei Corp.	26,000	106,360
Bridgestone Corp.	17,400	221,187
Canon Marketing Japan, Inc.	2,000	29,425
Chuo Mitsui Trust Holdings, Inc.	12,000	47,203
Citizen Holdings Co., Ltd.	3,000	12,213
Coca-Cola West Co., Ltd.	1,000	20,588
Cosmo Oil Co., Ltd.	10,000	26,599
Dai Nippon Printing Co., Ltd.	18,000	175,730
Dai Nippon Sumitomo Pharma Co., Ltd.	7,000	62,266
Daicel Chemical Industries, Ltd.	15,000	65,931
Daiwa House Industry Co., Ltd.	11,000	98,424
Denso Corp.	11,000	199,305
# Ebara Corp.	8,000	14,500
Fuji Electric Holdings Co., Ltd.	12,000	14,301
Fuji Heavy Industries, Ltd.	6,000	17,292
FUJIFILM Holdings Corp.	16,600	362,931
Fujikura, Ltd.	11,000	30,089
Fukuoka Financial Group, Inc.	25,000	83,853
Gunze, Ltd.	4,000	13,999
Heiwa Corp.	1,800	16,865
Hitachi Transport System, Ltd.	2,000	24,763
Hitachi, Ltd.	76,000	231,819
Hitachi, Ltd. Sponsored ADR	7,660	231,026
House Foods Corp.	2,000	33,240
Idemitsu Kosan Co., Ltd.	800	52,205
* Isetan Mitsukoshi Holdings, Ltd.	6,800	48,852
Itochu Corp.	9,000	43,751
JS Group Corp.	4,848	64,630
JTEKT Corp.	12,400	76,640
Juroku Bank, Ltd.	5,000	22,857
Kajima Corp.	18,000	47,475

5

	Kamigumi Co., Ltd.	4,000	31,693
#	Kandenko Co., Ltd.	3,000	22,248
	Kaneka Corp.	8,000	42,779
	Kawasaki Kisen Kaisha, Ltd.	26,000	94,736
	Kinden Corp.	2,000	17,655
	Kiyo Holdings, Inc.	5,000	6,798
	Kokuyo Co., Ltd.	2,000	13,946
	Kyocera Corp.	3,700	237,525
	Mabuchi Motor Co., Ltd.	400	15,009
#	Marui Group Co., Ltd.	6,000	31,014
	Meiji Dairies Corp.	6,000	28,166
#	Meiji Seika Kaisha, Ltd.	6,000	24,499
	Mitsubishi Chemical Holdings Corp.	32,500	133,201
	Mitsubishi Heavy Industries, Ltd.	87,000	328,740
	Mitsubishi Logistics Corp.	4,000	40,628
	Mitsubishi Materials Corp.	48,000	119,575
#	Mitsubishi Rayon Co., Ltd.	16,000	38,349
	Mitsubishi UFJ Financial Group, Inc. ADR	60,500	332,750
	Mitsui & Co., Ltd.	9,000	93,917
	Mitsui Chemicals, Inc.	14,000	40,243
	Mitsui Mining and Smelting Co., Ltd.	16,000	28,758
	Mitsui Sumitomo Insurance Group Holdings, Inc.	8,250	213,839
	Nagase & Co., Ltd.	2,000	17,730
	NEC Corp.	48,000	127,981
	NGK Spark Plug Co., Ltd.	4,000	30,750
	Nippon Express Co., Ltd.	16,000	57,270
	Nippon Kayaku Co., Ltd.	4,000	18,084
	Nippon Meat Packers, Inc.	5,000	62,997
	Nippon Mining Holdings, Inc.	16,500	60,010
	Nippon Mitsubishi Oil Corp.	36,100	156,866
	Nippon Paper Group, Inc.	2,000	59,398
	Nippon Sheet Glass Co., Ltd.	7,000	17,127
	Nipponkoa Insurance Co., Ltd.	11,000	89,964
	Nishi-Nippon Bank, Ltd.	18,000	44,177
	Nissan Motor Co., Ltd.	66,700	200,939
	Nisshin Seifun Group, Inc.	3,300	35,866
	Nisshin Steel Co., Ltd.	23,000	38,426
#	Nisshinbo Industries, Inc.	3,000	21,904
	Obayashi Corp.	9,000	42,309
	Oji Paper Co., Ltd.	19,000	90,185
	Onward Holdings Co., Ltd.	2,000	13,569
	Panasonic Corp.	9,000	109,194
	Panasonic Electric Works Co., Ltd.	7,000	54,996
	Q.P. Corp.	2,300	29,788
#	Rengo Co., Ltd.	6,000	41,187
#	Resona Holdings, Inc.	7,000	107,938
	Ricoh Co., Ltd.	24,000	292,888
	Rohm Co., Ltd.	2,400	119,197
	Sanwa Holdings Corp.	3,000	10,255
	Sapporo Hokuyo Holdings, Inc.	6,000	21,364
#	Sega Sammy Holdings, Inc.	3,800	48,080
	Seiko Epson Corp.	2,300	29,197

6

	Seino Holdings Co., Ltd.	2,000	9,690
	Sekisui Chemical Co., Ltd.	11,000	61,221
	Sekisui House, Ltd.	13,000	109,189
	Shiga Bank, Ltd.	4,000	23,824
	Shimachu Co., Ltd.	1,200	25,571
	Shimizu Corp.	12,000	54,136
	Shinko Securities Co., Ltd.	11,000	21,937
#	Shinsei Bank, Ltd.	4,000	5,110
	Shizuoka Bank, Ltd.	9,000	93,838
	Sojitz Corp.	26,870	41,170
	Sompo Japan Insurance, Inc.	12,000	74,827
	Sony Corp.	6,800	132,526
	Sony Corp. Sponsored ADR	27,600	530,472
	Sumitomo Bakelite Co., Ltd.	9,000	35,660
	Sumitomo Chemical Co., Ltd.	15,000	47,530
	Sumitomo Corp.	36,800	333,021
	Sumitomo Electric Industries, Ltd.	17,000	127,962
	Sumitomo Forestry Co., Ltd.	3,000	21,523
	Sumitomo Mitsui Financial Group, Inc.	80	3,171
	Sumitomo Rubber Industries, Ltd.	6,600	41,457
	Sumitomo Trust & Banking Co., Ltd.	23,000	112,779
	Taiheiyo Cement Corp.	11,600	15,895
	Taisei Corp.	18,000	39,746
	Taisho Pharmaceutical Co., Ltd.	3,000	61,237
#	Taiyo Yuden Co., Ltd.	1,000	5,639
	TDK Corp.	900	33,793
	TDK Corp. Sponsored ADR	419	15,658
	Teijin, Ltd.	24,000	57,664
	The 77 Bank, Ltd.	9,000	45,173
#	The Bank of Iwate, Ltd.	300	18,853
	The Bank of Kyoto, Ltd.	5,000	52,619
	The Bank of Nagoya, Ltd.	3,000	17,638
	The Chiba Bank, Ltd.	10,000	56,100
	The Chugoku Bank, Ltd.	5,400	75,917
	The Daishi Bank, Ltd.	5,000	21,295
	The Gunma Bank, Ltd.	12,000	69,495
	The Hachijuni Bank, Ltd.	9,000	50,393
	The Higo Bank, Ltd.	3,000	17,483
	The Hiroshima Bank, Ltd.	11,000	46,753
	The Hokkoku Bank, Ltd.	5,000	18,023
	The Hyakugo Bank, Ltd.	4,000	21,526
	The Hyakujishi Bank, Ltd.	3,000	15,631
	The Iyo Bank, Ltd.	7,000	82,414
#	The Joyo Bank, Ltd.	20,000	108,465
	The Kagoshima Bank, Ltd.	5,000	38,437
	The Nanto Bank, Ltd.	3,000	16,199
	The Ogaki Kyoritsu Bank, Ltd.	4,000	19,529
	The San-in Godo Bank, Ltd.	3,000	23,024
#	Toda Corp.	4,000	13,754
	Tokio Marine Holdings, Inc.	13,200	349,628
	Tokio Marine Holdings, Inc. ADR	2,700	71,415
	Tokyo Steel Manufacturing Co., Ltd.	1,500	14,703

7

	Toppan Printing Co., Ltd.	16,000	107,739
	Toyo Seikan Kaisha, Ltd.	5,100	75,596
	Toyota Auto Body Co., Ltd.	2,000	26,670
	TV Asahi Corp.	9	11,329
	UNY Co., Ltd.	2,000	16,624
	Wacoal Corp.	2,000	26,060
	Yamaguchi Financial Group, Inc.	7,000	77,761
	Yamaha Corp.	2,000	17,494
	Yamaha Motor Co., Ltd.	3,000	28,141
	Yamanashi Chuo Bank, Ltd.	3,000	17,468
#	Yamazaki Baking Co., Ltd.	5,000	67,443
	Yokohama Rubber Co., Ltd.	8,000	28,106

	TOTAL — JAPAN		10,685,415

	NETHERLANDS — (4.1%)
	COMMON STOCKS — (4.1%)
	Aegon NV	41,089	214,885
#	ArcelorMittal	28,380	635,081
	ING Groep NV	37,531	309,744
	ING Groep NV Sponsored ADR	8,600	71,638
	Koninklijke Ahold NV	21,065	252,581
	Koninklijke DSM NV	5,062	121,298
	Koninklijke Philips Electronics NV	46,544	845,987

	TOTAL — NETHERLANDS		2,451,214

	NEW ZEALAND — (0.2%)
	COMMON STOCKS — (0.2%)
	Contact Energy, Ltd.	18,151	62,832
	Fletcher Building, Ltd.	10,304	29,178

	TOTAL — NEW ZEALAND		92,010

	NORWAY — (0.7%)
	COMMON STOCKS — (0.7%)
	DnB NOR ASA Series A	18,000	61,043
# *	Marine Harvest	72,000	15,535
	Norsk Hydro ASA	21,300	75,912
	Orkla ASA	32,950	219,024
	Storebrand ASA	10,400	26,454

	TOTAL — NORWAY		397,968

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
*	Banco Comercial Portugues SA	23,860	24,305
	Banco Espirito Santo SA	8,000	52,952

	TOTAL — PORTUGAL		77,257
	SINGAPORE — (1.6%)
	COMMON STOCKS — (1.6%)

8

	DBS Group Holdings, Ltd.	42,000	241,807
	Fraser & Neave, Ltd.	40,500	75,952
	Jardine Cycle & Carriage, Ltd.	3,155	22,213
	Neptune Orient Lines, Ltd.	19,000	13,854
	Overseas Chinese Banking Corp., Ltd.	60,000	201,401
	Singapore Airlines, Ltd.	17,800	130,089
	United Industrial Corp., Ltd.	43,000	34,911
	United Overseas Bank, Ltd.	29,000	225,045
	UOL Group, Ltd.	12,400	15,814

TOTAL — SINGAPORE			961,086

SPAIN — (5.3%)
COMMON STOCKS — (5.3%)
	Acciona SA	679	76,483
	Acerinox SA	10,000	130,275
	Banco Bilbao Vizcaya Argentaria SA	14,812	138,120
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	17,100	158,859
#	Banco de Sabadell SA	30,076	150,611
	Banco Espanol de Credito SA	2,157	19,659
#	Banco Pastor SA	4,800	28,460
#	Banco Popular Espanol SA	10,136	69,456
	Banco Santander Central Hispano SA	121,772	985,389
#	Banco Santander SA Sponsored ADR	61,400	481,376
*	Criteria Caixacorp SA	16,252	56,364
	Ebro Puleva SA	1,846	22,786
	Fomento de Construcciones y Contratas SA	1,500	39,096
	Grupo Ferrovial SA	3,298	87,462
	Iberia Lineas Aereas de Espana SA	10,900	25,115
	Mapfre SA	10,750	30,296
	Repsol YPF SA	21,824	389,769
	Repsol YPF SA Sponsored ADR	15,200	270,104

TOTAL — SPAIN			3,159,680

SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
#	Electrolux AB Series B	8,100	58,317
	Holmen AB Series B	2,300	47,017
	Nordea Bank AB	56,330	297,843
#	Skandinaviska Enskilda Banken AB Series A	7,800	33,182
	Svenska Cellulosa AB Series B	27,821	217,066
	Svenska Handelsbanken AB Series A	7,700	83,942
#	Swedbank AB Series A	6,100	21,381
	Tele2 AB Series B	6,400	51,582
	Telefonaktiebolaget LM Erricson Sponsored ADR	15,470	123,605
	TeliaSonera AB	20,500	89,896
	Volvo AB Series A	6,000	24,433
	Volvo AB Series B	15,700	62,590

TOTAL — SWEDEN			1,110,854

9

SWITZERLAND — (5.5%)
COMMON STOCKS — (5.5%)
Adecco SA	3,259	109,408
Baloise-Holding AG	3,031	188,041
Banque Cantonale Vaudoise	110	30,851
Credit Suisse Group AG	22,276	568,518
Credit Suisse Group AG Sponsored ADR	10,600	270,194
EMS-Chemie Holding AG	350	25,023
Givaudan SA	252	170,689
Holcim, Ltd.	7,515	302,991
Sulzer AG	1,080	53,688
Swatch Group AG	485	54,011
Swiss Life Holding AG	1,200	65,087
Swiss Re	12,359	327,896
* UBS AG	21,416	268,563
Valiant Holding AG	600	104,281
Zurich Financial SVCS AG	4,124	743,606

TOTAL — SWITZERLAND		3,282,847

UNITED KINGDOM — (18.5%)
COMMON STOCKS — (18.5%)
Amlin P.L.C.	10,618	58,827
Associated British Foods P.L.C.	23,418	224,109
Aviva P.L.C.	102,064	461,088
Banco Santander SA	1,666	13,251
Barclays P.L.C.	293	431
# Barclays P.L.C. Sponsored ADR	33,200	189,572
British Airways P.L.C.	30,103	51,938
Cable and Wireless P.L.C.	27,991	63,403
Carnival P.L.C.	3,722	67,803
Carnival P.L.C. ADR	7,800	140,790
* easyJet P.L.C.	6,000	25,849
Friends Provident P.L.C.	81,252	96,938
HSBC Holdings P.L.C. Sponsored ADR	43,133	1,675,286
International Power P.L.C.	50,042	196,269
Investec P.L.C.	14,100	50,802
ITV P.L.C.	124,146	49,201
Kingfisher P.L.C.	90,519	181,162
Ladbrokes P.L.C.	14,936	38,975
Legal and General Group P.L.C.	230,099	204,712
Lloyds Banking Group P.L.C.	68,363	89,056
Meggitt P.L.C.	25,537	50,938
Millennium and Copthorne Hotels P.L.C.	3,776	12,791
Mondi P.L.C.	16,202	42,714
Old Mutual P.L.C.	121,977	91,894
Pearson P.L.C.	19,974	190,700
Pearson P.L.C. Sponsored ADR	20,800	197,808
Rexam P.L.C.	52,406	235,342
* Rolls-Royce Group P.L.C.	21,355	101,941
Royal Bank of Scotland Group P.L.C.	281,320	88,567
Royal Dutch Shell P.L.C. ADR	40,065	1,916,309

10

	RSA Insurance Group P.L.C.	71,020	134,765
	SABmiller P.L.C.	10,174	166,190
	Sainsbury (J.) P.L.C.	64,578	309,955
	Schroders P.L.C.	5,000	55,007
	Schroders P.L.C. Non-Voting	931	8,614
	Thomas Cook Group P.L.C.	36,223	99,832
	Thomson Reuters P.L.C.	9,158	184,124
	Tomkins P.L.C. Sponsored ADR	1,700	11,458
	Vodafone Group P.L.C.	758,878	1,409,475
	Vodafone Group P.L.C. Sponsored ADR	69,725	1,296,188
	Whitbread P.L.C.	9,549	112,785
	William Morrison Supermarkets P.L.C.	97,778	381,933
*	WPP P.L.C.	21,749	122,348
	Xstrata P.L.C.	2,338	19,101

	TOTAL — UNITED KINGDOM		11,120,241

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $430,000 FNMA 5.058%(r), 01/01/36, valued at $361,659) to be repurchased at $354,006	$354	354,000

		Shares
	SECURITIES LENDING COLLATERAL — (9.1%)
§ @	DFA Short Term Investment Fund LP	4,421,148	4,421,148

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $1,091,614) to be repurchased at $1,070,236	$1,070	1,070,210

	TOTAL SECURITIES LENDING COLLATERAL		5,491,358

	TOTAL INVESTMENTS - (100.0%)
	(Cost $98,393,042)##		$59,945,479

11

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

 (Unaudited)

		Shares	Value††

AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
	ABB Grain, Ltd.	12,852	$53,477
	Adelaide Brighton, Ltd.	19,248	20,400
	AED Oil, Ltd.	4,139	2,506
#	Alesco Corp., Ltd.	6,428	8,518
# *	Alliance Resources, Ltd.	19,046	4,660
	Amalgamated Holdings, Ltd.	4,611	13,219
*	Andean Resources, Ltd.	22,721	18,732
#	APA Group	20,987	39,761
#	APN News & Media, Ltd.	17,775	22,343
*	Aquila Resources, Ltd.	13,188	20,764
	Ausdrill, Ltd.	14,643	8,281
*	Austar United Communications, Ltd.	47,280	21,847
	Austereo Group, Ltd.	21,665	16,211
#	Australian Agricultural Co., Ltd.	18,400	20,763
	Australian Infrastructure Fund	25,273	27,574
	Australian Pharmaceutical Industries, Ltd.	11,702	3,877
	Australian Wealth Management, Ltd.	37,606	21,170
	AVJennings, Ltd.	21,460	4,547
	AWB, Ltd.	21,653	29,955
#	Babcock & Brown Wind Partners	14,000	7,505
#	Beach Petroleum, Ltd.	61,409	29,491
*	Bendigo Mining, Ltd.	12,000	1,241
	Boom Logistics, Ltd.	8,744	3,232
#	Bradken, Ltd.	8,097	12,304
	Brickworks, Ltd.	4,237	28,136
#	Cabcharge Australia, Ltd.	9,538	36,614
	Campbell Brothers, Ltd.	3,924	38,154
*	CBH Resources, Ltd.	4,110	—
# *	Centamin Egypt, Ltd.	47,703	25,919
#	Centennial Coal Co., Ltd.	18,103	31,600
#	Charter Hall Group	18,790	2,873
*	Chemeq, Ltd.	5,304	280
*	Citigold Corp., Ltd.	58,895	8,274
	Clough, Ltd.	17,664	3,231
# *	Coal of Africa, Ltd.	22,474	11,516
#	Corporate Express Australia, Ltd.	5,746	13,691
	Count Financial, Ltd.	11,804	5,723
	Crane Group, Ltd.	6,495	33,079
*	Deep Yellow, Ltd.	47,823	3,846
	Downer EDI, Ltd.	18,537	41,216
#	Energy Developments, Ltd.	6,015	8,385

1

# *	Energy World Corp., Ltd.	50,545	6,905
#	Envestra, Ltd.	47,563	8,973
	FKP Property Group	15,030	4,220
	Fleetwood Corp., Ltd.	5,436	12,406
#	Flight Centre, Ltd.	3,898	15,396
#	Futuris Corp., Ltd.	37,851	13,457
*	Graincorp, Ltd. Series A	3,876	12,736
	GRD, Ltd.	12,374	2,872
#	Great Southern, Ltd.	15,627	1,465
#	GUD Holdings, Ltd.	3,179	12,041
	Gunns, Ltd.	26,278	15,420
#	GWA International, Ltd.	13,478	20,066
#	Healthscope, Ltd.	13,766	37,232
#	Hills Industries, Ltd.	21,172	31,025
*	Horizon Oil, Ltd.	65,914	4,917
*	IBA Health Group, Ltd.	55,647	25,959
	iiNet, Ltd.	8,275	6,297
#	Imdex, Ltd.	13,781	2,307
#	Independence Group NL	5,844	9,007
	Industrea, Ltd.	13,881	939
	Invocare, Ltd.	6,435	20,162
	IOOF Holdings, Ltd.	3,603	7,943
#	Iress Market Technology, Ltd.	6,392	20,908
# *	Jabiru Metals, Ltd.	19,707	1,405
#	JB Hi-Fi, Ltd.	7,902	46,083
# *	Kagara, Ltd.	13,881	3,506
# *	Kingsgate Consolidated, Ltd.	8,435	19,683
	Lend Lease Primelife, Ltd.	35,185	3,848
# *	Linc Energy, Ltd.	12,969	10,236
# *	Lynas Corp., Ltd.	26,000	4,166
	MacMahon Holdings, Ltd.	33,397	6,732
#	Macquarie Communications Infrastructure Group	10,000	5,852
#	Macquarie Media Group, Ltd.	18,151	9,730
*	McGuigan Simeon Wines, Ltd.	10,169	2,443
	McMillan Shakespeare, Ltd	6,700	8,139
#	Mincor Resources NL	14,047	5,493
*	Mineral Deposits, Ltd.	41,200	16,847
#	Monadelphous Group, Ltd.	6,085	24,168
	Mortgage Choice, Ltd.	10,500	4,840
# *	Murchison Metals, Ltd.	8,000	2,557
# *	Nexus Energy, Ltd.	10,855	3,349
*	Novogen, Ltd.	884	417
#	Oakton, Ltd.	7,474	2,531
	Pacific Brands, Ltd.	24,594	6,522
*	PanAust, Ltd.	102,340	8,411
#	Panoramic Resources, Ltd.	7,300	3,777
	Paperlinx, Ltd.	26,157	7,174
	Peet, Ltd.	5,900	5,598
	Perilya, Ltd.	10,303	961
#	Perpetual Trustees Australia, Ltd.	439	8,385
*	Pharmaxis, Ltd.	12,478	10,560
# *	Platinum Australia, Ltd.	17,167	6,436

2

	PMP, Ltd.	17,571	4,587
	Premier Investments, Ltd.	3,024	7,146
	Prime Media Group, Ltd.	2,214	1,480
*	Prime Retirement & Aged Care Property Trust	23,456	1,565
	Programmed Maintenance Service, Ltd.	832	1,260
#	RCR Tomlinson, Ltd.	10,693	2,444
*	Resolute Mining, Ltd.	14,432	3,865
	Ridley Corp., Ltd.	31,722	15,463
# *	Riversdale Mining, Ltd.	13,000	17,617
*	Roc Oil Co., Ltd.	17,083	5,356
#	SAI Global, Ltd.	8,361	13,433
	Salmat, Ltd.	12,046	24,021
#	Seek, Ltd.	4,000	7,478
	Select Harvests, Ltd.	2,541	4,832
	Service Stream, Ltd.	13,789	3,884
#	Sigma Pharmaceuticals, Ltd.	55,248	41,796
*	Silex System, Ltd.	7,191	16,157
	SMS Management & Technology, Ltd.	6,207	6,502
	SP Telemedia, Ltd.	25,871	2,989
	Spark Infrastructure Group	36,194	30,689
#	Specialty Fashion Group, Ltd.	19,600	2,764
	Spotless Group, Ltd.	12,011	19,162
# *	St. Barbara, Ltd.	44,036	8,485
#	Straits Resources, Ltd.	11,702	7,596
	STW Communications Group, Ltd.	15,518	6,419
	Sunland Group, Ltd.	14,139	4,442
	Super Cheap Auto Group, Ltd.	6,900	9,977
# *	Tap Oil, Ltd.	12,796	6,638
	Tassal Group, Ltd.	7,785	9,854
	Technology One, Ltd.	23,020	10,451
#	Ten Network Holdings, Ltd.	50,990	32,906
	Thakral Holdings Group	87,685	25,748
#	Timbercorp, Ltd.	32,011	2,594
	Tower Australia Group, Ltd.	34,290	50,074
	Transfield Services Infrastructure Fund	18,263	13,041
	Transfield Services, Ltd.	6,136	7,417
	Trust Co., Ltd.	659	1,860
	UXC, Ltd.	14,132	3,814
	Village Roadshow, Ltd.	11,681	7,274
	Virgin Blue Holdings, Ltd.	13,547	2,628
	Watpac, Ltd.	5,044	2,826
#	Wattyl, Ltd.	8,722	3,675
#	West Australian Newspapers Holdings, Ltd.	2,000	5,139
# *	Western Areas NL	7,047	16,342
	WHK Group, Ltd.	9,562	4,953
TOTAL COMMON STOCKS			1,716,060

RIGHTS/WARRANTS — (0.0%)
*	Buru Energy, Ltd. Warrants 10/10/10	2,357	19
*	Envestra, Ltd. Rights 02/06/09	19,025	—
TOTAL RIGHTS/WARRANTS			19

TOTAL — AUSTRALIA			1,716,079

3

AUSTRIA — (1.3%)
COMMON STOCKS — (1.3%)
	Agrana Beteiligungs AG	319	18,307
	Andritz AG	2,690	79,447
# *	Austrian Airlines AG	1,367	7,311
*	BWIN Interactive Entertainment AG	1,406	35,337
	BWT AG	472	6,832
*	Christ Water Techology AG	472	1,101
	Constantia Packaging AG	275	7,341
	EVN AG	1,894	29,262
	Flughafen Wien AG	543	21,725
# *	Intercell AG	2,073	67,639
	Lenzing AG	106	20,550
	Mayr-Melnhof Karton AG	840	55,869
	Oberbank AG	984	55,016
	Oesterreichische Post AG	1,448	45,155
#	Palfinger AG	904	10,296
# *	RHI AG	833	13,244
	Schoeller-Bleckmann Oilfield Equipment AG	838	22,677
	Uniqa Versicherungen AG	4,023	89,145
#	Wienerberger AG	4,895	62,719
	Zumtobel AG	2,862	23,884

TOTAL — AUSTRIA			672,857

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & van Haaren NV	2,011	87,780
*	Agfa Gevaert NV	11,528	40,288
	Banque Nationale de Belgique	20	55,645
#	Barco NV	500	9,659
	Bekaert SA	983	56,996
	Compagnie d’Entreprises CFE	280	8,676
	Compagnie Immobiliere de Belgique SA	200	3,786
	Compagnie Maritime Belge SA	1,500	30,344
	Deceuninck NV	1,300	4,465
	D’Ieteren SA NV	185	20,803
	Econocom Group SA	1,771	13,001
	Elia System Operator SA NV	1,000	33,526
	Euronav SA	1,500	22,782
	EVS Broadcast Equipment SA	477	14,615
#	Exmar NV	1,500	17,215
	Ion Beam Application	675	5,443
#	Melexis NV	1,058	6,384
	Omega Pharma SA	1,200	37,216
# *	Option NV	1,584	3,635
	Recticel SA	1,421	7,447
	Roularta Media Group NV	455	6,914
	Sipef NV	460	11,779

4

*	Spector Photo Group SA	188	94
# *	Telenet Group Holding NV	2,829	44,651
	Tessenderlo Chemie NV	1,459	44,073
	Van De Velde NV	393	12,469
TOTAL COMMON STOCKS			599,686

RIGHTS/WARRANTS — (0.0%)
*	Umicore	125	1

TOTAL — BELGIUM			599,687

CANADA — (5.1%)
COMMON STOCKS — (5.1%)
*	Aastra Technologies, Ltd.	1,100	11,204
*	Absolute Software Corp.	2,400	6,380
#	AGF Management, Ltd. Class B	4,900	32,127
	Akita Drilling, Ltd.	1,200	6,576
*	Alamos Gold, Inc.	3,100	19,921
*	Altius Minerals Corp.	1,000	3,849
	Amerigo Resources, Ltd.	7,200	1,996
*	Anderson Energy, Ltd.	5,100	4,658
# *	Antrim Energy, Inc.	6,500	2,359
# *	Anvil Mining, Ltd.	4,200	4,453
*	Aquiline Resources, Inc.	2,600	5,725
*	Arawak Energy, Ltd.	5,152	4,075
	Astral Media, Inc. Class A	2,900	61,677
*	Atrium Innovations, Inc.	831	9,962
*	ATS Automation Tooling System, Inc.	5,060	18,651
*	Aurizon Mines, Ltd.	12,400	43,684
*	Aurora Energy Resources, Inc.	2,300	4,033
# *	AXIA NetMedia Corp.	4,000	6,263
*	Ballard Power Systems, Inc.	3,700	4,617
*	Bankers Petroleum, Ltd.	13,466	10,213
*	BioteQ Environmental Technologies, Inc.	800	326
*	Birchcliff Energy, Ltd.	4,800	18,202
*	Boralex, Inc. Class A	2,200	14,173
*	Breaker Energy, Ltd.	3,200	8,507
*	Breakwater Resources, Ltd.	18,500	1,735
	Calfrac Well Services, Ltd.	1,100	7,266
*	Calvalley Petroleum, Inc.	3,100	3,463
	Canaccord Capital, Inc.	2,200	8,343
	Canada Bread Co., Ltd.	800	30,010
# *	Canadian Hydro Developers, Inc.	8,100	22,393
*	Canadian Superior Energy, Inc.	10,100	9,719
	Canadian Western Bank	2,800	27,241
	Canam Group, Inc. Class A	2,100	12,621
*	Canfor Corp.	7,200	42,569
*	Cangene Corp.	2,500	10,887
# *	CanWest Global Communications Corp.	2,400	1,037
# *	Cardiome Pharma Corp.	2,500	13,517
	Cascades, Inc.	3,900	10,241

5

*	Catalyst Paper Corp.	24,005	6,656
	CCL Industries, Inc. Class B	1,500	26,813
*	Celestica, Inc.	16,300	71,381
*	Celtic Exploration, Ltd.	1,500	16,061
*	Certicom Corp.	3,300	6,190
*	Coalcorp Mining, Inc.	5,214	935
*	COM DEV International, Ltd.	4,500	11,486
# *	Compton Petroleum Corp.	7,200	6,106
# *	Connacher Oil & Gas, Ltd.	18,200	13,358
	Corby Distilleries, Ltd.	900	10,848
*	Corridor Resources, Inc.	2,900	5,439
	Corus Entertainment, Inc. Class B	5,400	57,600
*	Cott Corp.	3,000	2,251
*	Crew Energy, Inc.	1,900	5,423
# *	Crystallex International Corp.	14,000	3,482
	Dalsa Corp.	500	2,389
# *	Denison Mines Corp.	13,884	17,550
	Dorel Industries, Inc. Class B	1,600	28,810
#	DundeeWealth, Inc.	4,400	19,125
*	Eastern Platinum, Ltd.	39,900	11,876
*	Equinox Minerals, Ltd.	30,500	37,558
	Equitable Group, Inc.	400	3,702
*	Etruscan Resources, Inc.	6,200	2,073
*	Euro Goldfields, Ltd.	5,700	14,642
	Evertz Technologies, Ltd.	3,700	42,243
*	Fairborne Energy, Ltd.	600	2,050
*	Flint Energy Services, Ltd.	2,500	9,684
*	FNX Mining Co., Inc.	4,197	11,534
*	Forsys Metals Corp.	2,500	12,538
	Forzani Group, Ltd. Class A	2,300	17,837
# *	Fronteer Development Group, Inc.	7,600	16,734
*	Galleon Energy, Inc. Class A	5,400	14,180
	Gennum Corp.	1,400	5,537
*	Glacier Media, Inc.	1,800	3,626
# *	Golden Star Resources, Ltd.	13,100	19,977
*	Grande Cache Coal Corp.	3,400	1,941
*	Great Basin Gold, Ltd.	11,200	15,070
*	Great Canadian Gaming Corp.	3,200	10,960
*	Greystar Resources, Ltd.	2,300	5,683
*	Hanfeng Evergreen, Inc.	2,400	13,485
#	Harry Winston Diamond Corp.	3,200	12,735
*	Heroux-Devtek, Inc.	2,400	9,786
*	High River Gold Mines, Ltd.	12,300	1,304
*	Highpine Oil & Gas, Ltd.	2,400	8,925
#	Home Capital Group, Inc.	1,400	21,178
# *	HudBay Minerals, Inc.	2,331	9,315
*	Imperial Metals Corp.	2,500	4,791
	Inmet Mining Corp.	2,300	38,938
*	Intermap Technologies, Ltd.	3,500	4,710
*	International Forest Products, Ltd. Series A	3,600	4,844
	International Royalty Corp.	5,100	8,027
*	Intertape Polymer Group, Inc.	2,400	1,644

6

*	Iteration Energy, Ltd.	7,378	5,716
*	Ivanhoe Energy, Inc.	10,100	5,766
*	Jinshan Gold Mines, Inc.	9,700	4,509
*	Kaboose, Inc.	3,100	1,150
	Kingsway Financial Services, Inc.	2,400	11,743
# *	Kirkland Lake Gold, Inc.	3,200	14,222
*	Labopharm, Inc.	2,500	3,609
# *	Laramide Resources, Ltd.	1,600	2,323
	Laurentian Bank of Canada	1,400	33,189
	Le Chateau, Inc.	1,200	8,122
	Leon’s Furniture, Ltd.	2,400	17,908
	Linamar Corp.	3,100	10,491
*	Lions Gate Entertainment Corp.	2,100	11,781
*	MacDonald Dettweiler & Associates, Ltd.	1,700	28,545
	Major Drilling Group International, Inc.	1,200	13,338
	Maple Leaf Foods, Inc.	5,400	48,000
*	Martinrea International, Inc.	3,500	7,849
*	MAXIM Power Corp.	1,300	2,979
*	MDC Partners, Inc. Class A	1,500	5,076
*	MDS, Inc.	8,500	66,544
*	Mega Uranium, Ltd.	2,800	2,420
	Mosaid Technologies, Inc.	1,000	6,842
#	Norbord, Inc.	4,900	2,597
# *	North American Palladium, Ltd.	1,900	3,099
*	Northgate Minerals Corp.	22,300	26,733
#	Nova Chemicals Corp.	800	1,481
*	Nuvista Energy, Ltd.	4,124	23,710
*	Oilexco, Inc.	7,800	1,336
# *	Pacific Rubiales Energy Corp.	2,533	5,536
*	Paramount Resources, Ltd. Class A	2,300	13,280
	Pason Systems, Inc.	3,100	30,665
*	Patheon, Inc.	3,300	5,786
*	Petrolifera Petroleum, Ltd.	1,200	1,380
*	Progress Energy Resources Corp.	2,500	21,407
*	QLT, Inc.	5,800	13,054
# *	Quadra Mining, Ltd.	4,500	12,404
	Quebecor, Inc. Class B	3,900	52,159
	Quest Capital Corp.	6,900	6,471
	Reitmans Canada, Ltd.	4,500	39,193
# *	Resverlogix Corp.	1,300	2,714
	Richelieu Hardware, Ltd.	1,000	14,883
*	RONA, Inc.	6,400	63,152
	Russel Metals, Inc.	4,900	74,364
	Samuel Manu-Tech, Inc.	1,800	10,055
	Savanna Energy Services Corp.	2,900	17,122
*	SEMAFO, Inc.	12,700	19,678
	ShawCor, Ltd.	3,000	35,719
*	Shore Gold, Inc.	15,000	4,037
# *	Sierra Wireless, Inc.	1,200	6,850
# *	Silver Standard Resources, Inc.	4,000	80,832
#	Silvercorp Metals, Inc.	8,700	19,511
*	Stantec, Inc.	2,400	52,237

7

	Stella-Jones, Inc.	700	9,276
*	Storm Exploration, Inc.	2,700	26,202
*	SunOpta, Inc.	3,300	7,777
*	Suramina Resources, Inc.	700	120
*	SXC Health Solutions Corp.	1,200	22,175
# *	Tanzanian Royalty Exploration Corp.	3,400	13,032
*	Taseko Mines, Ltd.	7,000	5,823
*	The Descartes Systems Group, Ltd.	5,100	13,808
*	Theratechnologies, Inc.	1,400	1,587
*	Thompson Creek Metals Company, Inc.	5,300	20,400
# *	Timminco, Ltd.	6,400	18,058
*	TLC Vision Corp.	300	40
#	Torstar Corp. Class B	3,700	24,893
	Transcontinental, Inc. Class A	3,600	26,657
*	Transglobe Energy Corp.	4,200	12,502
*	Treasury Metals, Inc.	421	86
#	Trican Well Service, Ltd.	2,700	14,950
*	TriStar Oil and Gas, Ltd.	4,843	42,654
*	Tundra Semiconductor Corp.	1,800	5,255
	TVA Group, Inc. Class B	1,200	5,578
# *	UEX Corp.	6,400	4,332
	Uni-Select, Inc.	800	18,365
*	Vitran Corp., Inc.	1,100	5,041
*	West Energy, Ltd.	6,000	9,052
	West Fraser Timber Co., Ltd.	2,500	61,162
	Western Financial Group, Inc.	3,800	5,113
*	Western Forest Products, Inc.	9,100	1,299
*	Westjet Airlines, Ltd.	3,400	35,518
*	Wi-LAN, Inc.	4,600	6,115
	Winpak, Ltd.	2,400	13,700
*	Xtreme Coil Drilling Corp.	1,900	2,665
*	Zarlink Semiconductor, Inc.	9,600	2,075

TOTAL — CANADA			2,624,580

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
	Aktieselskabet Roskilde Bank A.S.	385	23
*	Alm. Brand A.S.	778	10,693
#	Amagerbanken A.S.	310	1,701
	Auriga Industries A.S. Series B	950	16,503
#	Bang & Olufsen Holding A.S. Series B	990	13,496
*	Bavarian Nordic A.S.	200	5,354
*	Capinordic A.S.	5,000	2,135
	Dalhoff, Larson & Horneman A.S. Series B	1,100	5,047
	DFDS A.S.	384	25,627
	East Asiatic Co., Ltd. A.S.	1,200	39,147
#	Fionia Bank A.S.	750	4,356
*	Greentech Energy Systems A.S.	2,200	7,205
# *	NeuroSearch A.S.	855	25,460
	Nordjyske Bank A.S.	422	6,142
# *	Parken Sport & Entertainment A.S.	100	8,201

8

	Per Aarsleff A.S. Series B	150	12,011
	Ringkjoebing Landbobank Aktieselskab	188	12,011
	Royal Unibrew A.S.	250	5,560
	Sanistal A.S. Series B	150	2,634
	Schouw & Co. A.S.	1,700	24,528
	SimCorp A.S.	200	19,928
	Sjaelso Gruppen A.S.	1,000	3,713
*	Solar Holdings A.S. Series B	75	2,553
	Spar Nord Bank A.S.	1,650	13,430
	Sparbank	225	2,395
	Thrane & Thrane A.S.	400	11,259
*	TK Development A.S.	1,700	6,333
*	TopoTarget A.S.	7,000	5,034
	Vestjysk Bank A.S.	725	8,069

TOTAL — DENMARK			300,548

FINLAND — (2.5%)
COMMON STOCKS — (2.5%)
# *	Ahlstrom Oyj	225	2,116
	Alma Media Oyj	4,469	30,281
#	Amer Sports Oyj Series A	5,277	37,864
	Aspo Oyj	2,350	12,287
	Cargotec Oyj Series B	300	2,905
	Cramo Oyj	1,300	8,718
*	Elcoteq SE	500	792
	Elektrobit Corp.	7,600	4,277
	Elisa Oyj	8,708	137,740
	Finnair Oyj	3,800	25,279
#	Finnlines Oyj	1,800	16,792
	Fiskars Oyj Abp Series A	3,740	34,047
	F-Secure Oyj	5,200	13,621
	Glaston Oyj Abp	4,200	5,651
	HKScan Oyj Series A	1,550	9,568
	Huhtamaki Oyj	4,350	32,039
	KCI Konecranes Oyj	3,871	59,390
#	Kemira Oyj	4,600	29,959
#	Kesko Oyj	4,933	121,262
	Lassila & Tikanoja Oyj	2,281	34,700
	Lemminkainen Oyj	500	9,582
#	M-Real Oyj Series B	6,143	4,390
	Olvi Oyj Series A	639	12,905
	Oriola-KD Oyj Class B	3,288	6,219
	Orion Oyj Series A	3,616	62,915
	Orion Oyj Series B	5,451	93,923
*	Outotec Oyj	956	13,531
	PKC Group Oyj	1,500	6,922
	Pohjola Bank P.L.C.	7,700	90,165
	Ponsse Oyj	1,180	7,545
	Poyry Oyj	3,314	34,118
	Raisio P.L.C.	4,000	7,875
	Ramirent Oyj	2,800	11,027

9

	Rapala VMC Oyj	1,900	9,205
*	Ruukki Group Oyj	13,258	19,694
	Sanoma Oyj	6,024	70,571
	Stockmann Oyj Abp Series A	1,299	20,083
	Stockmann Oyj Abp Series B	1,709	24,016
	Tecnomen Oyj	5,600	6,300
	TietoEnator Oyj	3,912	44,343
	Uponor Oyj Series A	3,000	30,662
	Vacon Oyj	695	14,509
	Vaisala Oyj Series A	700	19,772
	YIT Oyj	5,375	33,543

TOTAL — FINLAND			1,273,103

FRANCE — (4.9%)
COMMON STOCKS — (4.9%)
	Ales Groupe SA	1,070	12,549
*	Alten	2,004	30,617
*	Altran Technologies SA	5,342	17,257
	April Group SA	1,417	45,642
	Arkema	2,964	41,651
	Assystem	808	5,094
	Atos Origin SA	3,680	87,196
#	Beneteau SA	2,000	14,345
	Boiron SA	1,200	33,445
	Bonduelle SCA	536	36,267
	Bongrain SA	669	37,035
#	Bourbon SA	2,784	71,748
*	Bull SA	1,837	3,061
	Canal Plus SA	2,031	11,918
	Carbone Lorraine SA	986	24,498
#	CBo Territoria	887	2,139
	Cegid Group	250	2,446
*	Club Mediterranee SA	600	8,516
*	Compagnie Generale de Geophysique-Veritas SA	8,856	106,980
	CS Communication & Systemes	321	2,548
	Damartex SA	300	4,802
	Delachaux SA	516	26,500
	Derichebourg	4,536	9,953
*	Dollfus Mieg & Cie SA	600	891
	EDF Energies Nouvelles SA	1,035	40,131
	Electricite de Strasbourg	300	31,298
*	Entrepose Contracting	184	9,398
	Esso Ste Anonyme Francaise	197	19,534
#	Establissements Maurel et Prom	6,429	60,330
	Etam Developpement SA	525	4,663
	Euler Hermes SA	711	25,374
# *	Faurecia SA	568	7,312
#	Fimalac SA	506	18,701
	Gaumont SA	411	23,871
*	Gemalto NV	4,519	110,309
	GFI Informatique SA	1,729	5,712

10

	GL Events	619	8,114
	Groupe Crit	450	4,997
# *	Groupe Eurotunnel SA	2,075	10,642
	Groupe Steria SCA	1,768	18,487
	Guerbet SA	122	16,501
	Guyenne et Gascogne SA	300	24,919
#	Haulotte Group SA	1,014	5,118
	Havas SA	26,436	52,994
*	Infogrames Entertainment SA	43	218
	Ingenico SA	2,368	39,199
	Ipsos SA	1,795	38,134
	Laurent-Perrier	195	10,969
	Lisi SA	500	16,426
	M6 Metropole Television	2,898	46,920
	Manitou BF SA	1,600	12,845
	Manutan International SA	598	22,837
	Neopost SA	1,673	134,512
	Nexans SA	2,122	121,553
#	Nexity	600	9,349
	Norbert Dentressangle	600	19,827
	NRJ Group	2,200	16,783
#	Orco Property Group	471	5,038
# *	Orpea	686	23,869
	Pierre & Vacances	387	21,321
	Plastic Omnium SA	372	3,146
	Rallye SA	975	19,380
*	Recylex SA	1,500	6,446
#	Remy Cointreau SA	1,527	40,569
#	Rexel SA	4,375	26,679
	Rubis SA	427	23,758
	Saft Groupe SA	600	14,650
	SAMSE SA	132	7,977
	SCOR SE	8	21
	SEB SA	1,761	41,571
	Sechilienne SA	1,275	47,292
	Societe BIC SA	2,253	120,642
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	21	13,950
#	Societe Industrielle D’Aviations Latecoere SA	468	2,887
*	Soitec SA	6,107	20,285
	Somfy SA	300	41,466
	Sopra Group SA	500	19,701
	Sperian Protection	422	19,138
#	Stallergenes SA	534	25,999
	STEF-TFE	287	10,001
	Sucriere de Pithiviers Le Vieil	23	14,273
	Teleperformance SA	2,889	78,946
# *	Theolia SA	1,341	4,442
	Toupargel Groupe	390	6,581
*	Trigano SA	1,363	8,363
*	UbiSoft Entertainment SA	1,884	26,525
#	Valeo SA	1,459	16,232
	Viel et Compagnie	3,926	10,520

11

	Vilmorin et Cie SA	268	29,674
	Virbac SA	328	22,407
	VM Materiaux SA	186	8,066
#	Wendel	803	31,158
#	Zodiac SA	2,571	92,701

TOTAL — FRANCE			2,530,749

GERMANY — (4.7%)
COMMON STOCKS — (4.7%)
	Aareal Bank AG	1,300	6,482
*	Adlink Internet Media AG	1,033	3,750
# *	ADVA AG Optical Networking	1,887	2,351
	Aixtron AG	5,535	28,245
	Baader Bank AG	2,200	5,387
# *	Balda AG	916	568
# *	Beate Uhse AG	2,550	1,661
	Bechtle AG	929	14,933
	Bilfinger Berger AG	2,718	114,701
	Biotest AG	393	20,643
	Boewe Systec AG	249	1,791
# *	Carl Zeiss Meditec AG	1,674	19,335
*	CENTROTEC Sustainable AG	1,248	14,979
	Cewe Color Holding AG	476	7,958
	Comdirect Bank AG	2,500	19,480
*	Conergy AG	12,903	13,020
	CTS Eventim AG	679	22,546
#	Curanum AG	2,004	8,741
*	Demag Cranes AG	707	15,999
*	Deutsche Wohnen AG	300	4,323
	Deutz AG	4,400	9,583
#	Douglas Holding AG	1,917	74,726
	Drillisch AG	1,695	2,416
	Duerr AG	500	6,190
	DVB Bank SE	2,260	76,635
	ElreingKlinger AG	1,426	12,416
# *	EM. Sports Media AG	3,300	11,363
# *	Escada AG	660	2,696
*	Evotec AG	4,738	4,452
	Fielmann AG	1,400	89,644
*	Freenet AG	1,478	7,037
#	Fuchs Petrolub AG	401	16,013
*	Gerresheimer AG	1,899	38,776
	Gerry Weber International AG	1,079	24,603
	GFK AG	1,560	31,850
	Gildemeister AG	2,770	20,833
# *	GPC Biotech AG	1,550	1,772
	Grammer AG	863	6,862
	Grenkeleasing AG	327	8,740
#	Heidelberger Druckmaschinen AG	4,176	16,661
	Indus Holding AG	494	6,690
*	Integralis AG	400	1,132

12

	INTERSEROH SE	586	26,766
#	IVG Immobilien AG	6,804	41,119
# *	Jenoptik AG	3,249	20,837
	Kloeckner & Co. SE	2,329	33,123
	Kontron AG	2,224	18,784
	Krones AG	792	27,446
	KSB AG	31	12,629
#	Kuka AG	1,166	14,462
	KWS Saat AG	150	18,604
	Lanxess AG	5,031	73,381
	Leoni AG	1,605	18,582
*	Manz Automation AG	20	753
#	Medion AG	1,579	11,931
#	MLP AG	3,534	38,700
*	Morphosys AG	1,083	22,649
	MTU Aero Engines Holding AG	2,453	68,476
	MVV Energie AG	1,853	77,357
	Nemetschek AG	707	7,474
#	Norddeutsche Affinerie AG	2,266	68,226
# *	Nordex AG	1,260	14,363
	Pfeiffer Vacuum Technology AG	432	21,771
#	Pfleiderer AG	3,100	19,136
# *	Plambeck Neue Energien AG	3,909	9,321
# *	Premiere AG	5,669	20,924
*	QSC AG	2,060	2,833
	Rational AG	151	12,807
	Renk AG	457	29,867
*	REpower Systems AG	62	9,153
	Rheinmetall AG	1,941	60,278
	Rhoen-Klinikum AG	5,528	110,896
*	Roth & Rau AG	699	11,515
	Sartorius AG	335	4,659
*	Senator Entertainment AG	140	79
# *	SGL Carbon AG	2,674	57,916
# *	Singulus Technologies AG	700	2,418
	Sixt AG	900	11,112
	Software AG	1,603	97,687
# *	Solon SE	370	4,493
	Stada Arzneimittel AG	4,339	106,219
	STINAG Stuttgarter Invest AG	1,000	21,642
#	Suedzucker AG	5,158	81,223
	Symrise AG	8,168	76,629
	Takkt AG	1,500	14,625
	Technotrans AG	637	3,048
*	Tognum AG	2,339	25,872
*	Versatel AG	1,439	20,167
	Vivacon AG	637	2,025
	Vossloh AG	800	80,956
#	Wincor Nixdorf AG	1,480	70,004
# *	Wirecard AG	3,775	21,254

TOTAL — GERMANY			2,424,174

13

GREECE — (1.2%)
COMMON STOCKS — (1.2%)
	Agricultural Bank of Greece S.A.	13,536	21,017
	Alapis Holdings Industrial & Commercial S.A.	39,868	30,904
	Anek Lines S.A.	6,610	6,238
*	Astir Palace Hotels S.A.	2,100	7,873
	Attica Bank S.A.	3,175	8,996
	Bank of Greece	1,143	57,619
	Ellaktor S.A.	9,312	46,707
	EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	12,829
*	Forthnet S.A.	5,680	5,415
	Fourlis Holdings S.A.	2,390	16,378
	Frigoglass S.A.	750	3,049
	GEK Terna Holding Real Estate Construction S.A.	4,087	17,328
*	Geniki Bank	3,515	6,029
	Halkor S.A.	2,770	2,464
	Hellenic Exchanges S.A.	1,918	12,260
	Hellenic Petroleum S.A.	7,887	56,721
	Heracles General Cement Co. S.A.	5,400	38,975
	Iaso S.A.	3,087	16,266
*	Intracom Holdings S.A.	5,500	4,676
	J&P-Avax S.A.	3,100	8,142
	Lambrakis Press S.A.	6,399	16,665
	Metka S.A.	1,850	14,708
	Michaniki S.A.	3,160	4,977
	Motor Oil (Hellas) Corinth Refineries S.A.	2,329	22,680
	Mytilineos Holdings S.A.	4,200	20,976
	S&B Industrial Minerals S.A.	1,012	8,453
	Sidenor Steel Products Manufacturing Co. S.A.	2,262	7,576
*	Technical Olympic S.A.	6,875	1,751
	Titan Cement Co. S.A.	3,511	63,988
	TT Hellenic Postbank S.A.	5,197	30,764
	Viohalco S.A.	9,200	44,956

TOTAL — GREECE			617,380

HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
	Alco Holdings, Ltd.	68,000	11,058
	Allied Group, Ltd.	27,600	45,860
	Asia Financial Holdings, Ltd.	54,874	14,706
	Asia Satellite Telecommunications Holdings, Ltd.	11,500	10,833
	Asia Standard International Group, Ltd.	249,398	2,078
*	Associated International Hotels	48,000	85,882
	Century City International Holdings, Ltd.	39,400	1,541
	Champion Technology Holdings, Ltd.	30,402	960
	Chen Hsong Holdings, Ltd.	30,000	5,320
	Chevalier International Holdings, Ltd.	4,000	1,849
	China Hong Kong Photo Products Holdings, Ltd.	90,000	4,205
*	China Resources Microelectronics, Ltd.	316,800	5,027
*	China Solar Energy Holdings, Ltd.	220,000	1,407

14

	Chong Hing Bank, Ltd.	11,000	12,720
	Chow Sang Sang Holdings	18,000	9,450
	City Telecom, Ltd.	31,464	3,625
*	Coastal Greenland, Ltd.	230,000	9,044
#	Coslight Technology International Group, Ltd.	24,000	10,516
	Cross-Harbour Holdings, Ltd.	30,658	24,888
	Daphne International Holdings, Ltd.	50,000	7,460
	Dickson Concepts International, Ltd.	14,500	3,710
*	Digitalhongong.com	329	10
	DVN Holdings, Ltd.	68,000	1,595
	Dynamic Holdings, Ltd.	20,000	3,120
*	EganaGoldpfeil Holdings, Ltd.	85,130	7,246
	Emperor International Holdings, Ltd.	86,000	7,231
	EPI (Holdings), Ltd.	7,132	69
*	Extrawell Pharmaceutical Holdings, Ltd.	10,000	2,541
#	Far East Consortium	48,560	5,757
	Fountain Set Holdings, Ltd.	28,000	1,142
	Four Seas Food Investment Holdings, Ltd.	22,620	2,321
	Four Seas Mercantile Holdings, Ltd.	60,000	17,797
#	Fubon Bank Hong Kong, Ltd.	34,000	9,232
	Giordano International, Ltd.	66,000	15,657
	Glorious Sun Enterprises, Ltd.	48,000	11,686
	Gold Peak Industries (Holdings), Ltd.	81,250	4,967
#	Golden Resorts Group, Ltd.	244,000	3,161
*	Goldin Properties Holdings, Ltd.	30,000	16,203
	Grande Holdings, Ltd.	28,000	3,481
	Hang Ten Group Holdings, Ltd.	93	3
	Harbour Centre Development, Ltd.	9,000	9,499
# *	Hi Sun Technology (China), Ltd.	63,000	5,752
	HKR International, Ltd.	34,533	7,586
	Hung Hing Printing Group, Ltd.	29,815	4,045
	Integrated Distribution Services Group, Ltd.	8,000	8,634
*	Interchina Holdings Co., Ltd.	280,000	1,134
	K Wah International Holdings, Ltd.	62,078	8,253
*	Lai Sun Development Co., Ltd.	625,000	9,235
	Liu Chong Hing Investment, Ltd.	18,000	7,320
#	Luks Industrial Group, Ltd.	28,000	7,703
	Lung Kee (Bermuda) Holdings, Ltd.	26,000	7,412
	Melco International Development, Ltd.	32,000	9,180
	Midland Holdings, Ltd.	34,000	10,028
	Miramar Hotel & Investment	20,000	13,899
	Natural Beauty Bio-Technology, Ltd.	110,000	15,970
	Next Media, Ltd.	38,000	4,274
	Norstar Founders Group, Ltd.	56,000	5,272
	Oriental Press Group	74,000	6,435
*	Pacific Century Premium Developments, Ltd.	60,000	11,955
	Public Financial Holdings, Ltd.	24,000	8,576
*	PYI Corp., Ltd.	56,613	2,500
	Regal Hotels International Holdings, Ltd.	29,000	6,818
	Road King Infrastructure, Ltd.	16,000	5,634
	Sa Sa International Holdings, Ltd.	46,000	12,332
	Sea Holdings, Ltd.	38,000	11,287

15

	Shell Electric Manufacturing Co., Ltd.	3,725	1,044
	Shui On Construction & Materials, Ltd.	6,000	4,100
	Silver Grant International	40,000	3,730
	Sing Tao News Corp., Ltd.	92,000	4,526
#	Singamas Container Holdings, Ltd.	30,000	3,241
*	Sino-i Technology, Ltd.	1,240,000	6,195
	Smartone Telecommunications Holdings, Ltd.	18,000	13,782
	Solomon Systech International, Ltd.	58,000	1,330
	Tai Cheung Holdings	25,000	8,607
*	TCC International Holdings, Ltd.	26,000	5,862
	Texwinca Holdings, Ltd.	30,000	12,840
	Truly International Holdings	6,000	2,935
	Upbest Group, Ltd.	74,000	6,586
	Varitronix International, Ltd.	20,009	5,067
	Vitasoy International Holdings, Ltd.	56,000	22,900
*	VODone, Ltd.	4,000	76
*	Vongroup, Ltd.	190,000	1,946
	Wai Kee Holdings, Ltd.	52,000	4,797
	Wing On Co. International, Ltd.	18,000	18,261
TOTAL COMMON STOCKS			713,916

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	4,260	302
*	Asia Standard International Group, Ltd. Warrants 09/07/09	48,182	—
*	COL Capital, Ltd. Warrants 07/27/09	20,720	94
*	Golden Resorts Group, Ltd. Rights 06/10/10	48,800	63
*	PYI Corp., Ltd. Warrants 09/25/09	9,435	15
TOTAL RIGHTS/WARRANTS			474

TOTAL — HONG KONG			714,390

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
*	Aer Lingus Group P.L.C.	12,225	15,742
	C&C Group P.L.C.	14,517	14,493
	DCC P.L.C. (0242493)	3,673	54,480
	DCC P.L.C. (4189477)	862	12,772
*	Dragon Oil P.L.C. (0059079)	10,017	22,554
*	Dragon Oil P.L.C. (5323218)	3,577	8,073
	FBD Holdings P.L.C.	1,308	13,380
	Glanbia P.L.C.	12,578	42,782
	Grafton Group P.L.C.	3,440	6,927
	Greencore Group P.L.C.	7,524	7,891
	Independent News & Media P.L.C.	26,731	9,222
	Irish Continental Group P.L.C.	1,483	31,331
	Irish Life & Permanent P.L.C.	4,180	8,776
*	Kenmare Resources P.L.C.	27,736	3,704
	Kingspan Group P.L.C.	7,161	24,547
	McInerney Holdings P.L.C.	9,825	1,503
	Paddy Power P.L.C. (0258810)	1,777	24,724
	Paddy Power P.L.C. (4828974)	765	10,625

16

	United Drug P.L.C.	18,067	53,592
*	Waterford Wedgwood P.L.C.	70,325	90

TOTAL — IRELAND			367,208

ITALY — (3.1%)
COMMON STOCKS — (3.1%)
	ACEA SpA	3,393	40,727
	Acegas-APS SpA	1,710	9,986
	Actelios SpA	1,592	5,943
*	Aedes SpA	2,841	1,537
#	Amplifon SpA	2,320	2,533
*	Ansaldo STS SpA	2,808	34,038
	Astaldi SpA	3,158	14,317
	Autogrill SpA	4,927	28,885
#	Azimut Holding SpA	8,768	44,911
	Banca Generali SpA	2,496	8,755
	Banca Intermobiliare SpA	5,000	17,082
	Banca Piccolo Credito Valtellinese Scarl SpA	9,996	91,844
	Banca Popolare dell’Etruria e del Lazio Scarl	2,881	14,781
	Banca Profilo SpA	5,968	3,426
	Banco di Desio e della Brianza SpA	5,000	29,235
	Benetton Group SpA	3,983	29,043
	Brembo SpA	1,837	7,951
	Bulgari SpA	9,945	41,095
	Buzzi Unicem SpA	4,209	52,427
	C.I.R. SpA - Compagnie Industriali Riunite	17,000	16,996
	Caltagirone Editore SpA	3,000	7,890
	Carraro SpA	1,070	3,674
	Cementir SpA	2,366	6,611
	Class Editore SpA	3,300	2,582
	Credito Artigiano SpA	3,415	8,726
	Credito Bergamasco SpA	555	15,313
	Credito Emiliano SpA	5,091	22,614
	Danieli & Co. SpA	2,142	19,581
	Davide Campari - Milano SpA	8,496	48,061
	De Longhi SpA	8,000	13,477
*	DiaSorin SpA	1,751	31,715
	ERG SpA	3,547	42,158
*	ErgyCapital SpA	51	25
	Esprinet SpA	1,098	5,375
*	Fastweb SpA	679	16,837
*	Gemina SpA	34,444	16,817
	Geox SpA	3,764	20,852
	Gewiss SpA	6,000	20,302
*	Gruppo Coin SpA	2,813	6,694
	Gruppo Editoriale L’Espresso SpA	7,849	9,612
	Hera SpA	44,932	81,762
	Immsi SpA	8,658	7,638
# *	Impregilo SpA	11,844	30,058
	Indesit Co. SpA	2,500	9,472
	Industria Macchine Automatique SpA	1,436	22,917

17

	Intek SpA	16,174	6,403
	Interpump Group SpA	2,893	11,821
	Iride SpA	16,820	18,006
	Italmobiliare SpA	273	9,588
	KME Group SpA	5,166	3,761
	Mariella Burani SpA	427	4,954
	Marr SpA	2,435	16,483
	Meliorbanca SpA	4,173	17,035
	Milano Assicurazioni SpA	11,050	30,034
	Mondadori (Arnoldo) Editore SpA	7,418	32,137
	Permasteelisa SpA	913	10,814
	Pirelli & C.Real Estate SpA	1,000	5,322
	Pirelli & Co. SpA	157,079	44,941
	Premafin Finanziaria SpA	21,959	39,026
*	Prysmian SpA	6,170	77,899
	Recordati SpA	9,617	48,532
*	Risanamento Napoli SpA	3,493	1,696
	SAES Getters SpA	616	4,795
*	Snia SpA	530	101
	Societa Iniziative Autostradali e Servizi SpA	5,499	30,569
	Societe Cattolica di Assicurazoni Scrl SpA	2,365	72,476
	Sogefi SpA	3,015	4,825
#	Sol SpA	2,651	9,646
*	Sorin SpA	10,530	6,343
# *	Telecom Italia Media SpA	34,412	3,521
# *	Tiscali SpA	18,065	8,936
	Tod’s SpA	1,030	34,980
	Trevi Finanziaria SpA	999	8,287
	Vianini Lavori SpA	5,720	30,281
	Vittoria Assicurazioni SpA	2,848	14,911

TOTAL — ITALY			1,574,398

JAPAN — (27.2%)
COMMON STOCKS — (27.2%)
	Achilles Corp.	6,000	8,096
	Adeka Corp.	5,200	34,497
#	Aderans Holdings Co., Ltd.	2,400	18,989
#	Advan Co., Ltd.	2,000	7,361
	Aeon Fantasy Co., Ltd.	1,152	10,281
	Ahresty Corp.	700	2,365
#	Ai Holdings Corp.	3,200	9,931
	Aica Kogyo Co., Ltd.	3,000	29,374
	Aichi Machine Industry Co., Ltd.	5,000	9,045
#	Aichi Steel Corp.	7,000	19,899
	Aichi Tokei Denki Co., Ltd.	3,000	7,256
	Aida Engineering, Ltd.	4,000	11,778
	Aiphone Co., Ltd.	1,100	19,865
	Airport Facilities Co., Ltd.	4,000	22,907
#	Akebono Brake Industry Co., Ltd.	4,000	16,179
	Aloka Co., Ltd.	2,000	16,463
	Alpha Systems, Inc.	1,000	22,116

18

	Alpine Electronics, Inc.	2,900	20,482
	Alps Logistics Co., Ltd.	1,000	10,570
#	Amano Corp.	3,000	22,205
	Ando Corp.	7,000	12,390
#	Anritsu Corp.	5,000	10,911
	AOC Holdings, Inc.	1,800	9,572
	AOI Electronics Co., Ltd.	900	6,245
	AOKI Holdings, Inc.	1,600	17,891
	Aoyama Trading Co., Ltd.	3,200	46,823
	Arakawa Chemical Industries, Ltd.	1,800	16,681
#	Ariake Japan Co., Ltd.	900	16,160
	Arisawa Manufacturing Co., Ltd.	1,000	3,523
	Aronkasei Co., Ltd.	4,000	12,937
	As One Corp.	990	21,341
	Asahi Diamond Industrial Co., Ltd.	5,000	25,426
	Asahi Kogyosha Co., Ltd.	3,000	10,272
	Asahi Organic Chemicals Industry Co., Ltd.	3,000	9,432
#	Asahi Pretec Corp.	1,100	11,847
*	Asahi Tec Corp.	13,000	4,291
#	Asatsu-DK, Inc.	1,000	19,911
	Ashimori Industry Co., Ltd.	3,000	2,992
	ASKA Pharmaceutical Co., Ltd.	2,000	18,129
	Asunaro Aoki Construction Co., Ltd.	4,000	16,882
	Atsugi Co., Ltd.	15,000	22,780
#	Autobacs Seven Co., Ltd.	1,700	45,565
	Avex Group Holdings, Inc.	1,300	13,320
	Bando Chemical Industries, Ltd.	5,000	11,671
	Bank of the Ryukyus, Ltd.	4,000	37,272
#	Belluna Co., Ltd.	1,400	3,954
#	Best Denki Co., Ltd.	2,500	8,024
#	Bookoff Corp.	1,000	9,974
#	CAC Corp.	1,700	12,071
	Calsonic Kansei Corp.	6,000	6,319
#	Canon Electronics, Inc.	1,500	17,635
	Canon Finetech, Inc.	2,000	21,569
	Cawachi, Ltd.	800	13,760
#	Central Finance Co., Ltd.	4,000	6,315
	Central Glass Co., Ltd.	11,000	40,119
#	Century Leasing System, Inc.	1,600	14,107
#	Chiyoda Co., Ltd.	1,700	29,028
	Chofu Seisakusho Co., Ltd.	2,400	52,708
*	Chori Co., Ltd.	5,000	6,069
	Chudenko Corp.	1,500	26,034
	Chuetsu Pulp and Paper Co., Ltd.	8,000	18,990
*	Chugai Mining Co., Ltd.	5,000	1,480
#	Chugai Ro Co., Ltd.	7,000	19,261
	Chugoku Marine Paints, Ltd.	4,000	23,637
	Chuo Spring Co., Ltd.	5,000	14,498
#	CKD Corp.	2,000	7,378
#	Clarion Co., Ltd.	13,000	8,123
#	Cleanup Corp.	2,000	8,938
	CMK Corp.	2,000	6,433

19

	Coca-Cola Central Japan Co., Ltd.	1,500	22,475
*	cocokara fine HOLDINGS, Inc.	879	11,280
#	Colowide Co., Ltd.	4,200	25,001
# *	Columbia Music Entertainment, Inc.	3,000	880
	Computer Engineering & Consulting, Ltd.	1,500	11,724
	Comsys Holdings Corp.	3,000	25,291
	Corona Corp.	1,300	13,193
#	Cosel Co., Ltd.	1,600	13,932
	Creed Corp.	14	42
	CSK Holdings Corp.	1,058	4,390
	Cybozu, Inc.	41	7,600
	Dai Nippon Toryo, Ltd.	11,000	10,669
	Dai-Dan Co., Ltd.	3,000	13,646
#	Daido Metal Co., Ltd.	3,000	10,430
	Daifuku Co., Ltd.	2,000	10,179
	Daihen Corp.	11,000	43,184
#	Daiichi Jitsugyo Co., Ltd.	4,000	11,990
#	Daiken Corp.	9,000	18,232
#	Daiki Aluminium Industry Co., Ltd.	3,000	4,650
#	Daiko Clearing Services Corp.	1,000	7,066
#	Daikoku Denki Co., Ltd.	900	14,322
	Daikyo, Inc.	6,000	3,854
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	10,728
#	Dainippon Screen Manufacturing Co., Ltd.	8,000	14,060
#	Daio Paper Corp.	6,000	62,399
#	Daiseki Co., Ltd.	1,430	21,895
	Daisyo Corp.	1,600	26,324
	Daiwa Industries, Ltd.	3,000	9,989
#	Daiwa Seiko, Inc.	10,000	14,579
#	Daiwabo Co., Ltd.	8,000	26,818
#	DCM Japan Holdings Co., Ltd.	7,300	42,881
	Denki Kogyo Co., Ltd.	3,000	17,781
	Denyo Co., Ltd.	2,000	15,231
#	Descente, Ltd.	5,000	20,183
	DOUTOR NICHIRES Holdings Co., Ltd.	2,212	37,269
	DTS Corp.	1,200	9,806
#	DyDo Drinco, Inc.	500	14,344
	eAccess, Ltd.	40	27,125
#	Eagle Industry Co., Ltd.	2,000	6,003
#	Edion Corp.	1,600	7,428
	Eiken Chemical Co., Ltd.	2,000	15,020
#	Eizo Nanao Corp.	600	10,871
#	Enplas Corp.	700	7,363
#	Epson Toyocom Corp.	4,000	7,252
	ESPEC Corp.	2,000	11,026
	Exedy Corp.	1,400	15,989
#	Fancl Corp.	2,700	35,143
# *	FDK Corp.	7,000	12,873
	Foster Electric Co., Ltd.	2,000	12,799
	FP Corp.	700	33,074
	France Bed Holdings Co., Ltd.	13,000	19,862
	Fuji Co., Ltd.	1,500	28,710

20

	Fuji Corp., Ltd.	3,000	9,455
# *	Fuji Kosan Co., Ltd.	6,000	4,793
#	Fuji Kyuko Co., Ltd.	5,000	22,114
#	Fuji Oil Co., Ltd.	2,000	24,714
#	Fuji Soft, Inc.	2,700	48,483
	Fujibo Holdings, Inc.	4,000	3,548
	Fujicco Co., Ltd.	2,400	29,283
	Fujikura Kasei Co., Ltd.	2,000	9,741
#	Fujita Kanko, Inc.	5,000	19,816
	Fujitsu Frontech, Ltd.	2,000	17,551
	Fujitsu General, Ltd.	6,000	11,116
# *	Fujiya Co., Ltd.	10,000	13,162
	Fukuda Corp.	3,000	5,150
	Fukushima Bank, Ltd.	14,000	8,169
	Fukuyama Transporting Co., Ltd.	7,000	32,013
	Funai Electric Co., Ltd.	1,100	26,234
# *	Furukawa Battery Co., Ltd.	3,000	22,990
	Furukawa Co., Ltd.	18,000	15,884
	Furusato Industries, Ltd.	1,000	9,412
#	Fuso Pharmaceutical Industries, Ltd.	5,000	15,030
	Futaba Corp.	1,200	16,473
	Future Architect, Inc.	26	9,717
	Fuyo General Lease Co., Ltd.	1,000	15,644
#	Gakken Co., Ltd.	3,000	4,522
	Gecoss Corp.	3,500	16,720
	GEO Co., Ltd.	18	12,479
# *	GMO Internet, Inc.	1,500	6,612
	Godo Steel, Ltd.	6,000	17,263
#	Gulliver International Co., Ltd.	220	3,609
	Gun-Ei Chemical Industry Co., Ltd.	7,000	15,409
	Gunze, Ltd.	9,000	31,498
	Hakuto Co., Ltd.	1,400	10,167
#	Hanwa Co., Ltd.	10,000	29,501
	Happinet Corp.	900	13,636
	Harashin Narus Holdings Co., Ltd.	1,200	13,422
	Haruyama Trading Co., Ltd.	1,400	5,452
#	Heiwado Co., Ltd.	2,500	39,146
	Hibiya Engineering, Ltd.	3,000	22,905
	Higashi-Nippon Bank, Ltd.	4,000	11,523
	Hikari Tsushin, Inc.	1,400	24,836
	Hino Motors, Ltd.	14,000	24,633
	Hiroshima Electric Railway Co., Ltd	6,000	21,727
#	HIS Co., Ltd.	700	13,496
	Hitachi Cable, Ltd.	10,000	18,116
	Hitachi Information Systems, Ltd.	1,100	21,235
#	Hitachi Koki Co., Ltd.	2,900	27,482
#	Hitachi Kokusai Electric, Inc.	4,320	24,815
	Hitachi Maxell, Ltd.	2,200	18,082
	Hitachi Medical Corp.	2,000	19,884
# *	Hitachi Plant Technologies, Ltd.	6,000	22,010
	Hitachi Software Engineering Co., Ltd.	2,300	32,392
	Hitachi Systems & Services, Ltd.	1,000	10,521

21

# *	Hitachi Zosen Corp.	34,500	32,647
#	Hodogaya Chemical Co., Ltd.	4,000	7,250
	Hogy Medical Co., Ltd.	1,100	65,861
	Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	14,616
	Hokkaido Gas Co., Ltd.	4,000	11,599
	Hokkan Holdings, Ltd.	6,000	15,326
#	Hokuetsu Paper Mills, Ltd.	7,000	34,467
	Hokuriku Electric Industry Co., Ltd.	4,000	6,496
#	Hokuto Corp.	1,000	26,426
#	Hosiden Corp.	2,400	28,036
	Howa Machinery, Ltd.	5,000	3,248
#	Ichikoh Industries, Ltd.	4,000	5,248
#	Ichiyoshi Securities Co., Ltd.	2,000	11,457
	Icom, Inc.	700	15,171
#	Iino Kaiun Kaisha, Ltd.	7,300	45,553
	Imperial Hotel, Ltd.	550	11,302
*	Impress Holdings, Inc.	3,100	3,631
#	Inaba Denki Sangyo Co., Ltd.	1,000	23,733
	Inaba Seisakusho Co., Ltd.	1,200	13,172
	Inabata and Co., Ltd.	4,000	13,338
	Inageya Co., Ltd.	2,000	19,733
	Ines Corp.	3,600	18,679
	Inui Steamship Co., Ltd.	1,500	9,647
	Invoice, Inc.	311	1,341
# *	Iseki & Co., Ltd.	14,000	41,905
*	Ishihara Sangyo Kaisha, Ltd.	24,000	18,891
*	IT Holdings Corp.	3,380	50,169
	Itochu Enex Co., Ltd.	4,000	28,234
	Itochu-Shokuhin Co., Ltd.	900	34,370
	Itoham Foods, Inc.	5,000	16,893
	Itoki Corp.	3,000	9,316
#	Iwasaki Electric Co., Ltd.	4,000	7,187
#	IWATANI Corp.	11,000	26,502
#	Iwatsu Electric Co., Ltd.	3,000	3,298
#	Izumiya Co., Ltd.	7,000	44,000
	Jamco Corp.	2,000	8,703
#	Janome Sewing Machine Co., Ltd.	14,000	5,851
	Japan Aviation Electronics Industry, Ltd.	2,000	7,722
#	Japan Business Computer Co., Ltd.	2,000	12,368
#	Japan Cash Machine Co., Ltd.	1,700	17,144
	Japan Digital Laboratory Co., Ltd.	2,300	24,040
	Japan Medical Dynamic Marketing, Inc.	770	1,320
#	Japan Pulp & Paper Co., Ltd.	5,000	15,828
	Japan Radio Co., Ltd.	7,000	9,781
	Japan Transcity Corp.	3,000	9,629
#	Japan Vilene Co., Ltd.	3,000	14,276
#	Jeol, Ltd.	5,000	13,441
#	J-Oil Mills, Inc.	6,000	20,770
#	Joint Corp.	1,500	2,017
#	Joshin Denki Co., Ltd.	2,000	15,926
	JSP Corp.	1,900	11,167
#	Juki Corp.	7,000	6,511

22

*	JVC Kenwood Holdings, Inc.	69,700	27,931
#	Kadokawa Holdings, Inc.	700	12,476
	Kaga Electronics Co., Ltd.	900	9,596
#	Kakaku.com, Inc.	14	54,312
	Kaken Pharmaceutical Co., Ltd.	7,000	76,870
	Kamagai Gumi Co., Ltd.	8,000	3,780
	Kameda Seika Co., Ltd.	2,000	30,898
	Kamei Corp.	2,000	9,734
	Kanaden Corp.	3,000	14,935
	Kanagawa Chuo Kotsu Co., Ltd.	4,000	22,806
	Kanamoto Co., Ltd.	2,000	6,955
*	Kanematsu Corp.	11,025	10,953
	Kanto Auto Works, Ltd.	2,900	26,951
	Kanto Denka Kogyo Co., Ltd.	4,000	15,974
#	Kanto Natural Gas Development Co., Ltd.	4,000	25,110
	Kato Sangyo Co., Ltd.	2,000	30,393
	Kato Works Co., Ltd.	4,000	8,305
*	Kawada Industries, Inc.	2,000	2,251
	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	4,773
#	Kayaba Industry Co., Ltd.	16,000	23,549
	Keihin Corp.	1,200	10,125
#	Keiyo Co., Ltd.	2,000	12,954
# *	Kenedix, Inc.	15	2,179
	Kentucky Fried Chicken Japan, Ltd.	1,000	17,548
#	Key Coffee, Inc.	1,400	22,866
# *	Kinki Nippon Tourist Co., Ltd.	6,000	6,779
	Kintetsu World Express, Inc.	1,200	22,216
*	Kirayaka Bank, Ltd.	10,000	10,798
#	Kisoji Co., Ltd.	1,200	23,742
#	Kitagawa Iron Works Co., Ltd.	7,000	9,108
	Kitz Corp.	4,000	12,293
	Kiyo Holdings, Inc.	48,000	65,257
	Koa Corp.	1,500	7,905
	Koatsu Gas Kogyo Co., Ltd.	4,000	17,636
#	Koei Co., Ltd.	1,200	11,494
#	Kohnan Shoji Co., Ltd.	2,000	22,187
	Koike Sanso Kogyo Co., Ltd.	4,000	9,232
	Koito Manufacturing Co., Ltd.	4,000	20,694
#	Kojima Co., Ltd.	2,300	6,387
	Kokuyo Co., Ltd.	5,900	41,142
	Komatsu Seiren Co., Ltd.	4,000	17,075
	Komeri Co., Ltd.	800	14,567
	Komori Corp.	3,200	29,917
	Konaka Co., Ltd.	1,760	4,797
	Konishi Co., Ltd.	2,000	17,040
#	Kosei Securities Co., Ltd.	4,000	3,472
	Kurabo Industries, Ltd.	13,000	20,543
	Kureha Corp.	12,000	57,772
# *	Kurimoto, Ltd.	11,000	7,011
#	Kuroda Electric Co., Ltd.	1,200	9,143
#	K’s Holdings Corp.	1,900	29,274
	Kyoden Co., Ltd.	3,000	3,033

23

	Kyodo Printing Co., Ltd.	9,000	20,718
	Kyodo Shiryo Co., Ltd.	5,000	6,264
	Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	8,368
	Kyokuyo Co., Ltd.	9,000	19,741
	Kyosan Electric Manufacturing Co., Ltd.	5,000	17,780
	Kyowa Exeo Corp.	4,000	38,307
	Kyudenko Corp.	3,000	23,533
#	Life Corp.	2,000	36,224
	Lintec Corp.	1,700	21,303
	Macnica, Inc.	800	10,685
	Maeda Corp.	6,000	20,599
	Maeda Road Construction Co., Ltd.	10,000	93,998
#	Maezawa Kaisei Industries Co., Ltd.	1,200	11,692
#	Maezawa Kyuso Industries Co., Ltd.	1,200	18,778
#	Makino Milling Machine Co., Ltd.	4,000	9,156
	Mandom Corp.	800	19,931
	Mars Engineering Corp.	700	22,280
	Marubun Corp.	1,900	6,028
	Marudai Food Co., Ltd.	5,000	13,741
	Maruha Nichiro Holdings, Inc.	22,525	35,834
	Marukyu Co., Ltd.	2,000	21,711
#	Marusan Securities Co., Ltd.	6,000	31,360
	Maruwa Co., Ltd.	700	7,281
#	Maruyama Manufacturing Co., Inc.	3,000	5,941
# *	Maruzen Co., Ltd.	4,000	2,822
	Maruzen Showa Unyu Co., Ltd.	6,000	18,857
#	Matsuda Sangyo Co., Ltd.	1,225	11,552
#	Matsuya Co., Ltd.	2,000	30,991
	Matsuya Foods Co., Ltd.	1,000	14,363
	Max Co., Ltd.	2,000	19,638
	Maxvalu Tokai Co., Ltd.	1,000	14,553
#	Megachips Corp.	1,900	32,350
#	Meidensha Corp.	14,000	37,932
	Meitec Corp.	800	12,474
	Meito Sangyo Co., Ltd.	2,000	32,214
	Meiwa Estate Co., Ltd.	1,700	8,077
*	Meiwa Trading Co., Ltd.	3,000	4,197
	Melco Holdings, Inc.	1,400	13,118
	Mikuni Coca-Cola Bottling Co., Ltd.	3,000	26,422
#	Mimasu Semiconductor Industry Co., Ltd.	1,219	12,669
	Ministop Co., Ltd.	1,500	27,222
	Miraca Holdings, Inc.	1,500	32,039
# *	Misawa Homes Co., Inc.	2,000	4,342
#	Misawa Resort Co., Ltd.	4,000	8,740
	Misumi Group, Inc.	2,200	24,993
	Mitani Corp.	1,200	6,946
	Mitsubishi Cable Industries, Ltd.	14,000	12,441
	Mitsubishi Paper Mills, Ltd.	13,000	21,920
	Mitsubishi Steel Manufacturing Co., Ltd.	5,000	11,376
#	Mitsuboshi Belting, Ltd.	8,000	39,446
	Mitsui High-Tec, Inc.	3,300	18,071
	Mitsui Home Co., Ltd.	4,000	22,482

24

#	Mitsui Mining Co., Ltd.	12,500	15,667
#	Mitsui-Soko Co., Ltd.	10,000	40,723
	Mitsuuroko Co., Ltd.	3,000	19,401
	Miura Co., Ltd.	2,000	45,805
	Mizuho Investors Securities Co., Ltd.	27,000	21,870
#	Mizuno Corp.	9,000	42,046
#	Modec, Inc.	800	15,406
#	Morinaga & Co., Ltd.	16,000	34,938
	Morinaga Milk Industry Co., Ltd.	14,000	48,239
	Morita Holdings Corp.	4,000	16,265
#	MOS Food Services, Inc.	2,000	30,843
	Moshi Moshi Hotline, Inc.	1,000	21,870
	Nachi-Fujikoshi Corp.	13,000	21,609
	Nagase & Co., Ltd.	6,000	53,190
#	Nagatanien Co., Ltd.	2,000	18,093
	Nakamuraya Co., Ltd.	3,000	16,015
	Nakayama Steel Works, Ltd.	5,000	11,633
*	NEC Electronics Corp.	2,300	15,933
	NEC Fielding, Ltd.	1,200	14,239
	NEC Mobiling, Ltd.	1,100	17,631
# *	NEC Tokin Corp.	7,000	13,122
	Net One Systems Co., Ltd.	31	54,425
*	Netmarks, Inc.	7	1,195
#	New Japan Radio Co., Ltd.	3,000	5,389
	NHK Spring Co., Ltd.	6,000	21,662
	Nichia Steel Works, Ltd.	4,000	9,762
#	Nichias Corp.	4,000	10,582
	Nichicon Corp.	1,900	12,451
#	Nichii Gakkan Co.	800	12,552
#	Nichimo Co., Ltd.	5,000	6,969
	Nichireki Co., Ltd.	2,000	6,509
	Nidec Copal Corp.	1,800	10,896
	Nidec Sankyo Corp.	3,000	11,213
	Nidec Tosok Corp.	1,600	13,242
	Nifco, Inc.	2,000	17,835
#	Nihon Dempa Kogyo Co., Ltd.	600	7,625
	Nihon Eslead Corp.	1,000	5,232
	Nihon Kohden Corp.	2,000	37,323
#	Nihon Nohyaku Co., Ltd.	5,000	33,182
	Nihon Parkerizing Co., Ltd.	2,000	16,945
#	Nikkiso Co., Ltd.	4,000	23,615
	Nippo Corp.	4,000	31,023
	Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	13,112
#	Nippon Carbon Co., Ltd.	5,000	11,457
#	Nippon Ceramic Co., Ltd.	1,000	9,511
	Nippon Chemical Industrial Co., Ltd.	2,000	4,432
	Nippon Chemi-Con Corp.	5,000	10,810
#	Nippon Chemiphar Co., Ltd.	3,000	9,390
	Nippon Concrete Industries Co., Ltd.	3,000	3,731
	Nippon Denko Co., Ltd.	6,000	27,689
	Nippon Densetsu Kogyo Co., Ltd.	2,000	24,006
	Nippon Denwa Shisetu Co., Ltd.	5,000	13,259

25

	Nippon Filcon Co., Ltd.	2,000	9,282
	Nippon Flour Mills Co., Ltd.	11,000	54,702
#	Nippon Gas Co., Ltd.	2,000	29,964
	Nippon Kasei Chemical Co., Ltd.	5,000	8,120
	Nippon Kayaku Co., Ltd.	5,000	22,606
#	Nippon Kinzoku Co., Ltd.	3,000	3,810
	Nippon Koei Co., Ltd.	5,000	13,491
	Nippon Konpo Unyu Soko Co., Ltd.	4,000	41,297
#	Nippon Koshuha Steel Co., Ltd.	10,000	9,304
	Nippon Light Metal Co., Ltd.	31,000	25,104
#	Nippon Metal Industry Co., Ltd.	8,000	9,796
#	Nippon Paint Co., Ltd.	16,000	65,703
	Nippon Paper Group, Inc.	84	2,495
	Nippon Pillar Packing Co., Ltd.	2,000	7,538
#	Nippon Piston Ring Co., Ltd.	7,000	6,648
	Nippon Seiki Co., Ltd.	1,000	6,211
	Nippon Shinyaku Co., Ltd.	3,000	34,452
	Nippon Signal Co., Ltd.	3,000	18,391
	Nippon Soda Co., Ltd.	8,000	29,916
#	Nippon Suisan Kaisha, Ltd.	10,500	26,011
	Nippon Thompson Co., Ltd.	3,000	12,262
	Nippon Valqua Industries, Ltd.	6,000	12,069
	Nippon Yakin Kogyo Co., Ltd.	4,000	10,184
	Nipro Corp.	1,000	14,980
# *	NIS Group Co., Ltd.	2,639	897
#	Nishimatsu Construction Co., Ltd.	11,000	11,155
	Nissan Shatai Co., Ltd.	3,000	19,042
	Nissei Corp.	1,000	7,399
#	Nissen Holdings Co., Ltd.	1,600	9,624
	Nisshin Fudosan Co., Ltd.	1,400	3,009
	Nittan Valve Co., Ltd.	2,000	5,273
	Nittetsu Mining Co., Ltd.	3,000	10,591
#	Nitto Boseki Co., Ltd.	18,000	30,136
#	Nitto Electric Works, Ltd.	3,000	23,940
	Nitto Seiko Co., Ltd.	3,000	7,890
	NOF Corp.	7,000	30,995
#	Nohmi Bosai, Ltd.	3,000	32,434
	Nomura Co., Ltd.	4,000	10,743
	Noritake Co., Ltd.	8,000	25,377
	Noritsu Koki Co., Ltd.	1,200	8,373
	Noritz Corp.	2,600	36,185
	NS Solutions Corp.	2,400	28,627
	NSD Co., Ltd.	2,400	18,580
	Oenon Holdings, Inc.	5,000	12,542
	Oiles Corp.	1,728	20,345
	Okabe Co., Ltd.	4,000	18,480
	Okamoto Industries, Inc.	9,000	31,656
	Okamura Corp.	3,000	16,802
	Okasan Securities Group, Inc.	10,000	40,309
	Okinawa Electric Power Co., Ltd.	877	60,657
#	OKK Corp.	5,000	5,551
#	Okumura Corp.	4,000	17,130

26

	Okura Industrial Co., Ltd.	4,000	8,824
	Okuwa Co., Ltd.	3,000	41,992
	Olympic Corp.	1,800	12,294
# *	OMC Card, Inc.	486	876
	Ono Sokki Co., Ltd.	3,000	10,416
	Onoken Co., Ltd.	2,000	16,945
#	Organo Corp.	4,000	24,713
	Origin Electric Co., Ltd.	3,000	7,612
	Osaka Steel Co., Ltd.	2,100	30,042
#	Osaka Titanium Technologies Co., Ltd.	900	19,525
	Osaki Electric Co., Ltd.	3,000	21,369
#	OSG Corp.	2,000	12,144
	Pacific Industrial Co., Ltd.	4,000	11,387
	PanaHome Corp.	4,000	23,622
#	Paramount Bed Co., Ltd.	1,700	21,439
	Parco Co., Ltd.	2,000	18,234
	Paris Miki, Inc.	1,000	8,578
	Park24 Co., Ltd.	4,000	26,303
*	Pasco Corp.	1,000	1,587
# *	Penta-Ocean Construction Co., Ltd.	18,000	22,838
#	Pigeon Corp.	1,300	32,554
	Piolax, Inc.	1,000	16,364
	Press Kogyo Co., Ltd.	9,000	11,654
*	Prima Meat Packers, Ltd.	5,000	8,331
#	Raito Kogyo Co., Ltd.	2,400	4,410
#	Rasa Industries, Ltd.	3,000	4,256
# *	Renown, Inc.	3,000	4,276
#	Resorttrust, Inc.	1,008	10,300
	Rheon Automatic Machinery Co., Ltd.	2,000	5,283
#	Rhythm Watch Co., Ltd.	10,000	9,372
	Ricoh Leasing Co., Ltd.	1,000	14,622
#	Right On Co., Ltd.	1,125	13,490
	Riken Corp.	7,000	14,327
	Riken Technos Corp.	5,000	8,461
	Riken Vitamin Co., Ltd.	2,000	57,690
#	Ringer Hut Co., Ltd.	1,800	22,452
#	RISA Partners, Inc.	19	7,105
	Rock Field Co., Ltd.	300	4,022
	Roland Corp.	2,000	21,665
#	Roland DG Corp.	900	10,750
#	Round One Corp.	1,200	10,520
#	Royal Co., Ltd.	2,000	20,602
	Ryobi, Ltd.	11,000	19,899
	Ryoden Trading Co., Ltd.	3,000	16,522
	Ryosan Co., Ltd.	2,900	64,114
#	Ryoshoku, Ltd.	1,100	25,534
	Ryoyo Electro Corp.	2,000	16,218
	S Foods, Inc.	2,000	16,732
#	S.T. Chemical Co., Ltd.	2,000	24,308
#	Sagami Chain Co., Ltd.	2,000	19,601
*	Sagami Co., Ltd.	3,000	3,808
	Saibu Gas Co., Ltd.	24,000	63,871

27

	Saizeriya Co., Ltd.	1,700	22,008
	Sakata INX Corp.	3,000	10,517
#	Sakata Seed Corp.	2,000	28,882
#	Sala Corp.	4,000	25,405
	San-Ai Oil Co., Ltd.	4,000	17,710
	Sanden Corp.	7,000	13,336
	Sanei-International Co., Ltd.	500	3,860
	Sankei Building Co., Ltd.	2,000	9,828
	Sanken Electric Co., Ltd.	3,000	10,992
#	Sanki Engineering Co., Ltd.	5,000	32,774
	Sankyo Seiko Co., Ltd.	4,000	7,756
	Sankyo-Tateyama Holdings, Inc.	16,000	12,047
	Sanoh Industrial Co., Ltd.	3,000	12,073
#	Sanrio Co., Ltd.	2,100	20,639
	Sanshin Electronics Co., Ltd.	2,000	15,107
*	Sansui Electric Co., Ltd.	28,000	1,257
	Sanwa Holdings Corp.	5,000	17,091
	Sanyo Chemical Industries, Ltd.	7,000	39,261
	Sanyo Denki Co., Ltd.	4,000	9,573
#	Sanyo Shokai, Ltd.	4,000	15,430
#	Sanyo Special Steel Co., Ltd.	6,000	15,653
#	Sasebo Heavy Industries Co., Ltd.	7,000	12,124
	Sato Corp.	2,100	21,400
	Sato Shoji Corp.	2,000	13,006
	Satori Electric Co., Ltd.	1,000	3,634
	Saxa Holdings, Inc.	4,000	4,860
	Secom Joshinetsu Co., Ltd.	900	16,143
	Secom Techno Service Co., Ltd.	500	13,165
	Seika Corp.	8,000	18,418
	Seikagaku Corp.	1,700	18,676
#	Seiko Holdings Corp.	3,307	7,094
#	Seiren Co., Ltd.	2,000	8,899
	Sekisui Jushi Co., Ltd.	4,000	29,659
	Sekisui Plastics Co., Ltd.	7,000	21,167
#	Senko Co., Ltd.	6,000	22,036
	Senshu Electric Co., Ltd.	1,000	11,731
#	Senshukai Co., Ltd.	3,000	20,608
#	Shibaura Mechatronics Corp.	4,000	13,160
#	Shibusawa Warehouse Co., Ltd.	6,000	28,964
	Shibuya Kogyo Co., Ltd.	2,100	18,308
	Shikibo, Ltd.	9,000	10,658
	Shikoku Bank, Ltd.	10,000	52,539
	Shikoku Chemicals Corp.	3,000	11,004
	Shikoku Coca-Cola Bottling Co., Ltd.	1,500	13,155
#	Shima Seiki Manufacturing Co., Ltd.	1,200	24,082
	Shimachu Co., Ltd.	800	17,047
#	Shimizu Bank, Ltd.	400	18,288
	Shinagawa Refractories Co., Ltd.	5,000	8,998
	Shindengen Electric Manufacturing Co., Ltd.	3,000	5,702
	Shin-Etsu Polymer Co., Ltd.	5,000	23,382
#	Shinkawa, Ltd.	1,000	12,686
*	Shinki Co., Ltd.	3,000	2,063

28

#	Shinko Electric Co., Ltd.	6,000	17,922
	Shinko Plantech Co., Ltd.	3,000	23,031
	Shinko Shoji Co., Ltd.	2,000	16,015
#	Shin-Kobe Electric Machinery Co., Ltd.	4,000	22,270
	Shinmaywa Industries, Ltd.	5,000	12,353
#	Shinnihon Corp.	4,000	4,226
	Shiroki Co., Ltd.	7,000	15,183
	Shizuoka Gas Co., Ltd.	3,000	17,761
#	Sho-Bond Corp.	2,000	41,877
#	Shobunsha Publications, Inc.	1,300	5,975
#	Shochiku Co., Ltd.	4,000	27,205
	Showa Corp.	1,400	5,563
#	Showa Sangyo Co., Ltd.	10,000	30,979
	Siix Corp.	2,400	6,719
	Sinanen Co., Ltd.	3,000	14,101
	SMK Corp.	5,000	11,207
#	Snow Brand Milk Products Co., Ltd.	6,500	22,789
	Sohgo Security Services Co., Ltd.	2,400	22,759
	Sorun Corp.	2,000	9,823
	SRA Holdings, Inc.	1,000	6,569
#	SSP Co., Ltd.	8,000	48,657
	Star Micronics Co., Ltd.	2,000	18,651
	Starzen Corp.	4,000	10,130
#	Stella Chemifa Corp.	900	18,350
	Sumida Corp.	1,100	6,086
	Suminoe Textile Co., Ltd.	5,000	5,937
# *	Sumiseki Holdings, Inc.	2,300	2,099
	Sumisho Computer Systems Corp.	1,100	15,802
	Sumitomo Forestry Co., Ltd.	9,000	64,570
	Sumitomo Light Metal Industries, Ltd.	11,000	10,291
# *	Sumitomo Mitsui Construction Co., Ltd.	9,660	6,865
	Sumitomo Osaka Cement Co., Ltd.	18,000	35,907
	Sumitomo Pipe & Tube Co., Ltd.	3,000	20,834
#	Sumitomo Precision Products Co., Ltd.	2,000	8,251
	Sumitomo Seika Chemicals Co., Ltd.	4,000	10,613
	Sumitomo Warehouse Co., Ltd.	11,000	48,322
*	Sun Wave Corp.	2,000	3,313
#	SUNX, Ltd.	2,700	7,846
	SWCC Showa Holdings Co., Ltd.	12,000	8,819
*	SxL Corp.	3,000	1,219
#	T. Hasegawa Co., Ltd.	1,600	20,229
	Tachi-S Co., Ltd.	2,100	10,965
	Taihei Dengyo Kaisha, Ltd.	3,000	35,789
	Taiho Kogyo Co., Ltd.	1,900	8,119
#	Taikisha, Ltd.	2,000	30,384
	Taisei Rotec Corp.	3,000	3,935
#	Taiyo Yuden Co., Ltd.	3,000	16,917
	Takagi Securities Co., Ltd.	5,000	4,294
	Takamatsu Construction Group	1,600	27,177
#	Takaoka Electric Manufacturing Co., Ltd.	4,000	8,322
	Takara Holdings, Inc.	5,000	23,917
#	Takara Standard Co., Ltd.	5,000	31,710

29

	Takasago International Corp.	7,000	43,992
#	Takasago Thermal Engineering Co., Ltd.	6,000	45,786
# *	Takashima & Co., Ltd.	4,000	6,391
	Takiron Co., Ltd.	3,000	9,112
#	Takuma Co., Ltd.	6,000	8,573
	Tamura Corp.	4,000	9,154
#	Tasaki Shinju Co., Ltd.	2,000	1,547
	TCM Corp.	5,000	6,879
# *	Teac Corp.	5,000	1,862
	Techno Associe Co., Ltd.	1,800	10,187
#	Tecmo, Ltd.	2,000	16,384
	Teikoku Tsushin Kogyo Co., Ltd.	4,000	8,308
*	Tekken Corp.	11,000	10,742
	Tenma Corp.	2,000	22,579
	The Aichi Bank, Ltd.	600	45,770
	The Akita Bank, Ltd.	15,000	62,809
	The Aomori Bank, Ltd.	13,000	55,132
#	The Bank of Ikeda, Ltd.	700	31,844
#	The Bank of Iwate, Ltd.	700	43,989
	The Bank of Nagoya, Ltd.	8,000	47,036
	The Bank of Okinawa, Ltd.	1,100	40,056
	The Bank of Saga, Ltd.	6,000	21,286
*	The Chiba Kogyo Bank, Ltd.	3,200	40,246
	The Chukyo Bank, Ltd.	7,000	25,286
# *	The Daiei, Inc.	3,400	15,265
	The Daisan Bank, Ltd.	7,000	23,543
	The Daito Bank, Ltd.	10,000	7,228
	The Ehime Bank, Ltd.	6,000	19,524
	The Eighteenth Bank, Ltd.	6,000	20,910
	The Fuji Fire & Marine Insurance Co., Ltd.	13,000	14,641
#	The Fukui Bank, Ltd.	12,000	43,114
	The Hokuetsu Bank, Ltd.	7,000	13,897
#	The Japan General Estate Co., Ltd.	1,900	2,588
	The Japan Wool Textile Co., Ltd.	6,000	39,549
	The Kagawa Bank, Ltd.	3,000	17,089
	The Kanto Tsukuba Bank, Ltd.	1,700	5,324
	The Kita-Nippon Bank, Ltd.	400	12,983
*	The Maruetsu, Inc.	5,000	28,789
	The Michinoku Bank, Ltd.	5,000	10,442
	The Minato Bank, Ltd.	21,000	32,835
	The Miyazaki Bank, Ltd.	6,000	21,922
	The Nagano Bank, Ltd.	6,000	16,152
	The Nippon Synthetic Chemical Industry Co., Ltd.	3,000	7,292
	The Nisshin Oillio Group, Ltd.	10,000	48,210
	The Oita Bank, Ltd.	10,000	62,890
	The San-in Godo Bank, Ltd.	8,000	61,396
	The Yasuda Warehouse Co., Ltd.	2,000	17,845
	TKC Corp.	1,200	26,626
*	Toa Corp.	12,000	16,810
	Toa Doro Kogyo Co., Ltd.	3,000	4,077
	Toabo Corp.	6,000	3,626
	Toagosei Co., Ltd.	20,000	51,771

30

*	Tobishima Corp.	12,000	1,984
#	TOC Co., Ltd.	5,000	22,103
	Tocalo Co., Ltd.	1,000	9,404
	Tochigi Bank, Ltd.	7,000	41,354
#	Toda Corp.	21,000	72,209
	Toei Co., Ltd.	9,000	39,104
	Toenec Corp.	3,000	17,768
#	Tohcello Co., Ltd.	2,000	7,627
	Toho Bank, Ltd.	14,000	60,907
	Toho Real Estate Co., Ltd.	4,000	21,264
#	Toho Zinc Co., Ltd.	4,000	9,157
	Tohoku Bank, Ltd.	8,000	13,363
	Tokai Corp.	5,000	21,905
	Tokai Rubber Industries, Ltd.	2,700	20,135
#	Tokai Tokyo Securities Co., Ltd.	19,000	45,684
*	Toko, Inc.	8,000	10,556
	Tokushima Bank, Ltd.	7,000	36,112
	Tokushu Tokai Holdings Co., Ltd.	5,189	13,562
	Tokyo Dome Corp.	5,000	14,878
	Tokyo Energy & Systems, Inc.	2,000	15,573
#	Tokyo Kikai Seisakusho, Ltd.	6,000	10,676
#	Tokyo Leasing Co., Ltd.	2,200	16,875
	Tokyo Ohka Kogyo Co., Ltd.	2,700	43,092
#	Tokyo Rakutenchi Co., Ltd.	5,000	20,539
	Tokyo Rope Manufacturing Co., Ltd.	4,000	9,048
#	Tokyo Seimitsu Co., Ltd.	1,000	8,133
	Tokyo Style Co., Ltd.	4,000	29,984
	Tokyo Tekko Co., Ltd.	3,000	7,366
#	Tokyo Theatres Co., Inc.	6,000	13,446
	Tokyo Tomin Bank, Ltd.	1,000	16,597
#	Tokyotokeiba Co., Ltd.	7,000	9,968
	Tokyu Community Corp.	1,000	18,201
#	Tokyu Construction Co., Ltd.	5,880	15,976
#	Tokyu Livable, Inc.	1,800	7,782
	Tokyu Recreation Co., Ltd.	3,000	16,386
	Toli Corp.	6,000	9,905
	Tomato Bank, Ltd.	9,000	22,790
	Tomen Electronics Corp.	800	9,593
#	Tomy Co., Ltd.	1,317	6,998
	Tonami Holdings Co., Ltd.	3,000	7,599
# *	Tonichi Carlife Group, Inc.	3,000	1,458
	Toppan Forms Co., Ltd.	1,800	19,725
	Topy Industries, Ltd.	16,000	26,285
#	Torishima Pump Manufacturing Co., Ltd.	2,000	17,249
	Toshiba Machine Co., Ltd.	5,000	13,740
#	Toshiba Plant Kensetsu Co., Ltd.	4,000	44,538
	Toshiba TEC Corp.	8,000	23,815
	Tosho Printing Co., Ltd.	5,000	12,700
	Totetsu Kogyo Co., Ltd.	3,000	19,989
# *	Totoku Electric Co., Ltd.	3,000	3,876
#	Tottori Bank, Ltd.	6,000	18,181
#	Touei Housing Corp.	900	1,343

31

*	Towa Bank, Ltd.	10,000	7,673
#	Towa Pharmaceutical Co., Ltd.	900	45,765
#	Towa Real Estate Development Co., Ltd.	6,000	3,478
# *	Toyo Construction Co., Ltd.	18,000	7,495
#	Toyo Corp.	3,000	28,884
#	Toyo Electric Co., Ltd.	5,000	22,597
	Toyo Engineering Corp.	11,000	35,615
	Toyo Ink Manufacturing Co., Ltd.	15,000	39,228
#	Toyo Kanetsu K.K.	12,000	20,913
	Toyo Kohan Co., Ltd.	3,000	12,577
	Toyo Radiator Co., Ltd.	5,000	7,068
	Toyo Securities Co., Ltd.	5,000	8,353
#	Toyo Tire & Rubber Co., Ltd.	8,000	11,659
#	Toyobo Co., Ltd.	22,000	31,480
#	Trans Cosmos, Inc.	1,100	6,310
#	Trusco Nakayama Corp.	2,300	26,327
	Tsubakimoto Chain Co.	9,000	22,053
	Tsukishima Kikai Co., Ltd.	3,000	17,555
	Tsurumi Manufacturing Co., Ltd.	2,000	11,466
	Tsutsumi Jewelry Co., Ltd.	2,000	43,981
#	Ube Material Industries, Ltd.	6,000	12,150
	Uchida Yoko Co., Ltd.	4,000	14,442
	Uniden Corp.	2,000	2,805
	Unimat Offisco Corp.	1,700	14,607
#	Unitika, Ltd.	33,000	22,793
	U-Shin, Ltd.	2,000	6,537
	Valor Co., Ltd.	2,000	17,062
# *	Venture Link Co., Ltd.	8,600	1,611
	Vital-Net, Inc.	2,800	17,028
*	Wakachiku Construction Co., Ltd.	4,000	1,501
	Warabeya Nichiyo Co., Ltd.	1,200	19,332
#	Watami Food Service Co., Ltd.	1,400	36,889
	Wood One Co., Ltd.	3,000	9,675
	Xebio Co., Ltd.	1,500	27,381
*	YAMABIKO Corp.	615	6,976
	Yamagata Bank, Ltd.	11,000	66,364
#	Yamaichi Electronics Co., Ltd.	1,600	3,482
	Yamamura Glass Co., Ltd.	8,000	18,528
	Yamanashi Chuo Bank, Ltd.	11,000	64,050
	Yamazen Co., Ltd.	3,000	10,459
	Yaoko Co., Ltd.	900	29,747
#	Yellow Hat, Ltd.	1,800	6,041
	Yodogawa Steel Works, Ltd.	9,000	42,368
	Yokohama Reito Co., Ltd.	3,000	20,482
#	Yokowo Co., Ltd.	1,700	8,357
	Yomeishu Seizo Co., Ltd.	2,000	18,055
#	Yomiuri Land Co., Ltd.	3,000	9,132
	Yondenko Corp.	2,100	11,119
	Yonekyu Corp.	2,000	21,975
#	Yorozu Corp.	1,900	14,597
	Yoshimoto Kogyo Co., Ltd.	2,000	24,100
#	Yoshinoya Holdings Co., Ltd.	23	28,521

32

	Yuraku Real Estate Co., Ltd.	3,000	3,458
	Yurtec Corp.	4,000	23,549
#	Yushiro Chemical Industry Co., Ltd.	1,000	10,261
#	Zenrin Co., Ltd.	1,800	18,719
#	Zensho Co., Ltd.	2,100	12,273
	Zeon Corp.	10,000	32,058
	Zeria Pharmaceutical Co., Ltd.	2,000	22,269
#	Zuken, Inc.	2,000	11,849

TOTAL — JAPAN			13,985,125

NETHERLANDS — (1.8%)
COMMON STOCKS — (1.8%)
#	Aalberts Industries NV	5,782	32,798
	Accell Group NV	795	16,547
*	AFC Ajax NV	864	8,031
	Arcadis NV	2,418	26,318
# *	ASM International NV	2,535	18,382
# *	BE Semiconductor Industries NV	1,100	2,214
	Beter Bed Holding NV	1,357	13,826
	Boskalis Westminster CVA	2,373	47,869
#	Brunel International NV	1,355	15,920
# *	Crucell NV	2,983	52,900
	Draka Holding NV	762	6,020
#	Eriks Group NV	272	8,707
	Exact Holding NV	619	11,186
	Fugro NV	689	18,617
	Gamma Holding NV	304	2,382
	Grontmij NV	824	16,802
#	Heijmans NV	819	6,082
	Imtech NV	3,855	59,315
#	Innoconcepts NV	1,056	4,021
*	Jetix Europe NV	783	11,025
	Kas Bank NV	488	5,762
	Kendrion NV	133	1,395
	Koninklijke Bam Groep NV	4,222	35,915
	Koninklijke Ten Cate NV	1,361	24,417
	Koninklijke Vopak NV	1,672	62,638
#	Macintosh Retail Group NV	879	8,835
	Nutreco Holding NV	1,565	51,714
	Oce NV	3,355	8,614
#	OPG Groep NV	3,387	38,883
	Ordina NV	2,349	8,212
# *	Pharming Group NV	3,806	2,411
	RSDB NV	354	6,586
*	Samas NV	2,191	1,204
	SBM Offshore NV	9,842	118,669
	Sligro Food Group NV	924	19,757
	Smit Internationale NV	564	26,171
*	Super De Boer NV	4,820	15,638
#	Telegraaf Media Groep NV	1,554	27,836
	TKH Group NV	2,708	25,655

33

	Unit 4 Agresso NV	982	9,937
	USG People NV	3,335	36,806
*	Van der Moolen Holding NV	995	2,673
	Wavin NV	4,736	15,054

TOTAL — NETHERLANDS			933,744

NEW ZEALAND — (0.5%)
COMMON STOCKS — (0.5%)
	Air New Zealand, Ltd.	24,687	11,196
	Briscoe Group, Ltd.	15,371	5,632
	Cavalier Corp., Ltd.	8,600	8,319
	Fisher & Paykel Appliances Holdings, Ltd.	23,260	14,625
	Fisher & Paykel Healthcare Corp.	17,357	29,610
	Freightways, Ltd.	7,082	10,549
	Hallenstein Glassons Holdings, Ltd.	5,327	5,847
	Infratil, Ltd.	16,437	14,699
	Mainfreight, Ltd.	3,992	8,431
	New Zealand Refining Co., Ltd.	11,600	37,894
	Nuplex Industries, Ltd.	4,992	7,252
	Port of Tauranga, Ltd.	7,100	21,023
	Pumpkin Patch, Ltd.	7,400	3,285
	Pyne Gould Guinness, Ltd.	13,881	8,988
	Ryman Healthcare, Ltd.	31,115	21,754
	Sanford, Ltd.	6,562	17,784
	Sky City Entertainment Group, Ltd.	20,237	31,554
	Steel & Tube Holdings, Ltd.	5,579	8,346
	Tower, Ltd.	7,965	6,615

TOTAL — NEW ZEALAND			273,403

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
	Acta Holding ASA	5,000	1,366
*	Atea ASA	5,000	11,714
	Austevoll Seafood ASA	2,800	5,200
# *	Blom ASA	4,000	10,099
# *	BW Gas, Ltd.	3,400	11,102
	Camillo Eitze & Co. ASA	1,600	3,433
#	Cermaq ASA	3,800	14,426
#	DOF ASA	2,500	12,199
	EDB Business Partner ASA	2,200	3,783
# *	Eitzen Chemical ASA	5,000	8,365
	Ekornes ASA	1,600	14,693
	Farstad Shipping ASA	800	9,219
#	Ganger Rolf ASA	1,960	36,642
*	Kongsberg Automotive ASA	2,200	801
# *	Marine Harvest	90,000	19,419
# *	Norse Energy Corp. ASA	14,000	7,704
# *	Norske Skogindustrier ASA Series A	7,000	13,696
	Odfjell ASA Series A	1,000	5,640
*	ODIM ASA	1,200	3,956

34

# *	Petrolia Drilling ASA	55,000	3,709
*	Prosafe Production Public, Ltd.	15,500	24,388
	Rieber and Son ASA Series A	3,600	21,565
	Schibsted ASA	2,750	26,131
# *	Sevan Marine ASA	7,745	6,599
	Solstad Offshore ASA	1,000	10,987
*	Songa Offshore SE	2,200	3,845
	SpareBanken 1 SMN	5,179	20,478
*	TGS Nopec Geophysical Co. ASA	4,820	27,529
#	Tomra Systems ASA	9,200	30,867
#	TTS Marine ASA	1,100	2,991
	Veidekke ASA	4,900	19,595
	Wilh. Wilhelmsen ASA	2,050	23,446

TOTAL — NORWAY			415,587

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	15,318	29,028
*	Impresa Sociedade Gestora de Participacoes SA	6,108	5,992
	Mota-Engil SGPS SA	4,552	14,106
	Portucel-Empresa Produtora de Pasta de Papel SA	20,700	38,999
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,074	27,267
*	Redes Energeticas Nacionais SA	9,067	34,657
	Sociedade de Investimento e Gestao SGPS SA	6,200	50,239
#	Sonae Industria SGPS SA	2,500	5,133
*	Sonaecom SGPS SA	8,301	11,836

TOTAL — PORTUGAL			217,257

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Allgreen Properties, Ltd.	34,000	10,466
*	Asia Food and Properties, Ltd.	70,000	8,599
	Bukit Sembawang Estates, Ltd.	4,500	11,282
	Cerebos Pacific, Ltd.	15,000	31,963
	CH Offshore, Ltd.	17,400	2,852
*	Chartered Semiconductor Manufacturing, Ltd.	54,000	8,304
	China Aviation Oil Singapore Corp. Ltd.	34,473	17,254
	Chuan Hup Holdings, Ltd.	87,000	10,377
*	Creative Technology Co., Ltd.	2,650	7,255
	Delong Holdings, Ltd.	17,000	7,214
	Ezra Holdings Pte, Ltd.	14,000	5,936
*	Fu Yu Corp., Ltd.	78,750	3,482
	GK Goh Holdings, Ltd.	17,000	5,712
	Goodpack, Ltd.	14,000	7,179
	Hi-P International, Ltd.	23,000	4,903
	Ho Bee Investment, Ltd.	14,000	3,239
	Hong Leong Asia, Ltd.	18,000	6,834
	Hotel Grand Central, Ltd.	29,203	10,203
	Hotel Plaza, Ltd.	37,500	27,801
	Hotel Properties, Ltd.	17,200	11,947

35

	Hwa Hong Corp., Ltd.	85,000	18,762
	Hyflux, Ltd.	11,000	12,764
	Jaya Holdings, Ltd.	22,000	3,875
	K1 Ventures, Ltd.	120,000	11,092
	Keppel Telecommunications and Transportation, Ltd.	60,000	28,504
	Kim Eng Holdings, Ltd.	16,200	10,578
	Lafe Corp., Ltd.	39,200	1,359
	Metro Holdings, Ltd.	41,000	8,422
	Midas Holdings, Ltd.	21,000	7,141
	MobileOne, Ltd.	14,000	14,970
	Orchard Parade Holdings, Ltd.	11,239	4,861
	Petra Foods, Ltd.	20,000	5,540
	SBS Transit, Ltd.	23,000	26,792
	Singapore Food Industries, Ltd.	35,000	21,498
	Tat Hong Holdings, Ltd.	17,000	6,728
*	Tuan Sing Holdings, Ltd.	44,000	2,588
	United Engineers, Ltd.	11,000	8,164
	UOB-Kay Hian Holdings, Ltd.	30,000	18,322
#	WBL Corp., Ltd.	22,000	57,207
	Wheelock Properties, Ltd.	20,000	13,036
	Wing Tai Holdings, Ltd.	19,000	8,661
TOTAL COMMON STOCKS			493,666

RIGHTS/WARRANTS — (0.0%)
*	Goodpack, Ltd. Rights 07/16/09	1,750	139

TOTAL — SINGAPORE			493,805

SPAIN — (2.2%)
COMMON STOCKS — (2.2%)
	Abengoa SA	2,121	33,039
	Adolfo Dominguez SA	425	3,596
#	Amper SA	1,600	9,983
	Antena 3 de Television SA	3,640	17,080
*	Avanzit SA	13,800	15,438
*	Azkoyen SA	2,184	7,184
	Banco de Andalucia SA	224	8,666
	Banco Guipuzcoano SA	4,310	28,775
	Banco Pastor SA	7,744	45,915
	Banco Popular Espanol SA	1,309	8,970
*	Baron de Ley SA	67	2,637
	Bolsas y Mercados Espanoles	4,485	97,189
	Campofrio Food Group SA	1,577	17,293
	Cementos Portland Valderrivas SA	849	24,736
	Construcciones y Auxiliar de Ferrocarriles SA	169	46,040
*	Corporacion Dermoestetica	1,600	6,257
	Duro Felguera SA	1,768	10,272
	Ebro Puleva SA	5,324	65,716
	Elecnor SA	1,422	12,225
*	Ercros SA	30,270	6,929
	Faes Farma SA	7,525	32,535

36

*	General de Alquiler de Maquinaria	1,055	7,013
	Grupo Catalana Occidente SA	3,722	56,772
	Grupo Empresarial Ence SA	6,000	17,500
	Iberia Lineas Aereas de Espana SA	34,690	79,929
	Iberpapel Gestion SA	936	11,600
# *	La Seda de Barcelona SA	39,580	17,644
*	Laboratorios Almirall SA	3,466	28,854
	Mecalux SA	742	10,263
	Miquel y Costas & Miquel SA	555	8,650
*	Natraceutical SA	15,014	9,172
#	NH Hoteles SA	3,495	14,438
	Obrascon Huarte Lain SA	1,613	18,753
	Papeles y Cartones de Europa SA	2,299	10,152
	Pescanova SA	479	17,725
	Promotora de Informaciones SA	5,034	12,905
	Prosegur Cia de Seguridad SA	2,200	67,382
*	Realia Business SA	4,187	8,912
#	Service Point Solutions SA	5,069	4,317
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	4,714	5,279
	Sol Melia SA	4,123	20,776
#	SOS Cuetara SA	2,659	32,319
	Tubacex SA	5,465	14,102
	Tubos Reunidos SA	8,287	20,647
	Unipapel SA	733	8,809
*	Urbas Guadahermosa SA	4,591	991
*	Vertice Trescientos Sesenta Grados SA	651	530
	Vidrala SA	1,053	20,873
	Viscofan SA	3,593	67,402
*	Zeltia SA	12,166	57,257
TOTAL COMMON STOCKS			1,151,441

RIGHTS/WARRANTS — (0.0%)
*	Mecalux SA Rights 02/05/09	742	979

TOTAL — SPAIN			1,152,420

SWEDEN — (1.3%)
COMMON STOCKS — (1.3%)
#	Aarhuskarlshamn AB	1,961	27,891
	Addtech AB Series B	2,500	23,248
	AF AB Series B	900	11,176
*	Anoto Group AB	7,000	3,195
	Axfood AB	1,800	34,111
	Axis Communications AB	2,100	12,534
	B&B Tools AB	2,500	14,801
*	BE Group AB	2,600	5,437
	Beijer Alma AB	1,700	12,293
	Bilia AB Series A	2,975	6,203
	Billerud AB	2,100	4,227
	Cantena AB	1,487	11,445
#	Cardo AB	1,700	25,258

37

*	Carl Lamm Holding AB	342	1,367
#	Clas Ohlson AB Series B	1,200	9,762
*	Cloetta AB	960	2,984
#	D. Carnegie & Co. AB	5,750	12,234
#	Elekta AB Series B	5,600	63,410
#	Eniro AB	4,800	6,165
	G & L Beijer AB Series B	800	11,641
	Gunnebo AB	1,800	3,721
	Hakon Invest AB	1,563	16,118
	Haldex AB	1,680	5,975
#	Hemtex AB	2,800	6,840
*	Hexpol AB	135	257
*	HIQ International AB	1,000	2,496
	Hoganas AB Series B	1,300	11,204
*	Indutrade AB	200	1,925
	Intrum Justitia AB	5,500	44,819
#	JM AB	5,312	27,110
	KappAhl Holding AB	2,000	6,700
	Lagercrantz Group AB Series B	2,500	5,822
*	Mekonomen AB	1,400	13,693
# *	Micronic Laser Systems AB	1,600	1,322
	Munters AB	2,250	10,138
	NCC AB Series B	6,075	36,823
#	New Wave Group AB Series B	2,000	2,000
	NIBE Industrier AB	3,549	21,238
	Nobia AB	5,100	10,512
	Nolato AB Series B	1,100	4,595
*	Pa Resources AB	9,100	16,640
#	Peab AB Series B	14,480	45,064
	Q-Med AB	1,500	5,529
*	Rezidor Hotel Group AB	3,516	6,151
*	Rottneros Bruk AB	11,700	1,644
# *	SAS AB	4,000	21,015
*	Scribona AB Series B	900	517
	Skistar AB	1,500	13,895
	SWECO AB Series B	1,500	6,831
#	Trelleborg AB Series B	4,669	24,420

TOTAL — SWEDEN			674,396

SWITZERLAND — (4.7%)
COMMON STOCKS — (4.7%)
	Acino Holding AG	184	33,546
	AFG Arbonia-Forster Holding AG	75	7,625
	Allreal Holding AG	372	36,305
*	Aryzta AG	7,275	181,593
*	Ascom Holding AG	1,474	10,008
	Bachem Holdings AG	343	22,365
	Bank Coop AG	531	34,086
	Bank Sarasin & Cie Series B	2,000	48,064
	Banque Cantonale de Geneve	85	15,689
	Banque Cantonale Vaudoise	144	40,386

38

	Banque Privee Edmond de Rothschild SA	2	44,740
*	Basilea Pharmaceutica AG	201	25,034
	Belimo Holdings AG	34	21,650
	Bellevue Group AG	298	9,492
	Berner Kantonalbank	264	51,044
	Bobst Group AG	800	21,469
	Bucher Industries AG	416	40,987
	Burckhardt Compression Holding AG	80	8,629
*	Centralschweizerische Kraftwerke AG	26	8,947
	Charles Voegele Holding AG	750	20,312
	Ciba Holding AG	2,141	90,292
	Clariant AG	15,895	78,884
	Conzzeta AG	27	36,135
	Daetwyler Holding AG	296	11,209
	Dufry Group	642	10,363
	EFG International AG	3,568	43,274
*	Elektrizitaets-Gesellschaft Laufenberg AG	24	23,110
	Emmi AG	111	10,609
	EMS-Chemie Holding AG	529	37,821
	Energiedienst Holding AG	1,000	38,774
	Flughafen Zuerich AG	262	58,668
#	Forbo Holding AG	82	13,276
#	Galenica Holding AG	362	113,286
	George Fisher AG	232	38,198
	Gurit Holding AG	25	8,070
	Helvetia Holding AG	360	75,863
#	Jelmoli Holding AG	26	50,597
	Kaba Holding AG	90	18,594
*	Kardex AG	430	10,698
	Komax Holding AG	205	9,699
#	Kudelski SA	1,700	15,803
	Kuoni Reisen Holding AG	200	56,965
*	Logitech International SA	1,129	10,943
	Luzerner Kantonalbank AG	200	42,736
	Medisize Holding AG	250	9,477
*	Metall Zug AG	12	20,943
*	Micronas Semiconductor Holding AG	800	2,372
	Mobimo Holding AG	192	22,283
	Nobel Biocare Holding AG	2,839	43,535
	Panalpina Welttransport Holding AG	601	29,791
	Partners Group Holdings AG	517	34,337
	Phoenix Mecano AG	50	14,613
*	Precious Woods Holding AG	190	5,795
	PubliGroupe SA	70	4,638
*	Quadrant AG	192	7,521
	Rieters Holdings AG	254	28,526
	Romande Energie Holding SA	50	85,005
	Schulthess Group AG	434	14,131
	Schweiter Technology AG	80	25,390
	Schweizerische National Versicherungs Gesellschaft	30	15,473
	Societe Generale d’Affichage	64	6,670
	St. Galler Kantonalbank	137	44,928

39

	Sulzer AG	1,358	67,508
*	Swisslog Holding AG	16,104	5,678
	Swissquote Group Holding SA	538	20,110
	Tecan Group AG	607	20,062
# *	Temenos Group AG	3,482	30,471
	Valartis Group AG	200	2,172
	Valiant Holding AG	781	135,740
	Valora Holding AG	224	32,345
*	Verwaltungs und Privat-Bank AG	150	15,085
	Vontobel Holdings AG	1,700	28,890
	Ypsomed Holdings AG	227	16,079
	Zehnder Holding AG	12	8,930
	Zuger Kantonalbank	8	27,567

TOTAL — SWITZERLAND			2,411,903

UNITED KINGDOM — (13.5%)
COMMON STOCKS — (13.5%)
	Aberdeen Asset Management P.L.C.	38,814	72,115
	Aegis Group P.L.C.	33,093	36,456
	Aga Rangemaster Group P.L.C.	7,312	6,656
	Aggreko P.L.C.	14,299	80,484
*	Alizyme P.L.C.	2,413	241
*	Alphameric P.L.C.	12,452	2,834
	Anglo Pacific Group P.L.C.	9,858	13,122
	Anite P.L.C.	7,470	3,031
	Arena Leisure P.L.C.	8,000	2,577
*	Aricom P.L.C.	47,713	13,702
	ARM Holdings P.L.C.	81,209	107,389
	Arriva P.L.C.	13,563	89,604
	Ashmore Group P.L.C.	17,299	31,700
	Ashtead Group P.L.C.	13,374	7,708
	Atkins WS P.L.C.	4,902	39,453
	Aveva Group P.L.C.	3,072	26,536
*	Avis Europe P.L.C.	21,462	990
*	Axis-Shield P.L.C.	3,456	15,905
	Babcock International Group P.L.C.	10,808	78,799
	Barr (A.G.) P.L.C.	1,130	18,557
	BBA Aviation P.L.C.	32,911	35,041
	Beazley Group P.L.C.	30,219	55,632
	Bellway P.L.C.	5,288	43,853
*	Biocompatibles International P.L.C.	927	1,746
	Bloomsbury Publishing P.L.C.	3,174	6,557
	Bodycote P.L.C.	14,936	26,199
	Bovis Homes Group P.L.C.	9,037	50,251
	BPP Holdings P.L.C.	2,800	12,939
	Brammer P.L.C.	1,933	2,907
	Brewin Dolphin Holdings P.L.C.	18,429	30,001
	Brit Insurance Holdings P.L.C.	19,204	56,069
	British Polythene Industries P.L.C.	2,000	4,611
	Britvic P.L.C.	6,174	20,484
	BSS Group P.L.C.	5,876	22,288

40

*	BTG P.L.C.	14,266	30,542
	Burberry Group P.L.C.	26,972	98,316
	Capital & Regional P.L.C.	6,402	2,785
	Care UK P.L.C.	2,594	12,027
	Carillion P.L.C.	33,513	113,038
	Carpetright P.L.C.	4,000	22,418
	Castings P.L.C.	4,744	9,815
	Catlin Group, Ltd.	20,635	103,690
*	Charter International P.L.C.	8,148	45,372
	Chemring Group P.L.C.	2,294	76,190
	Chesnara P.L.C.	3,500	6,402
	Chloride Group P.L.C.	12,218	23,790
*	Chrysalis Group P.L.C.	2,000	1,716
	Close Brothers Group P.L.C.	9,621	69,082
	Collins Stewart P.L.C.	4,982	3,820
	Communisis P.L.C.	4,553	2,679
	Computacenter P.L.C.	6,654	11,039
	Connaught P.L.C.	7,237	37,560
	Consort Medical P.L.C.	1,360	9,294
	Cookson Group P.L.C.	7,723	10,488
	Corin Group P.L.C.	2,986	2,333
	Cranswick P.L.C.	1,977	17,475
	Croda International P.L.C.	5,591	40,273
*	CSR P.L.C.	5,290	13,909
	Daily Mail & General Trust P.L.C. Series A	9,155	34,750
	Dairy Crest Group P.L.C.	10,341	29,887
*	Dana Petroleum P.L.C.	5,619	73,326
*	Danka Business Systems P.L.C.	7,000	121
	Davis Service Group P.L.C.	12,354	44,168
	Dawson Holdings P.L.C.	6,455	6,573
	De la Rue P.L.C.	4,515	60,976
	Delta P.L.C.	6,000	8,719
	Development Securities P.L.C.	1,186	4,702
	Devro P.L.C.	8,000	9,580
	Dialight P.L.C.	2,792	4,276
	Dicom Group P.L.C.	4,824	9,446
	Dignity P.L.C.	4,751	42,050
	Dimension Data Holdings P.L.C.	78,371	40,554
	Diploma P.L.C.	7,500	12,483
	Domino Printing Sciences P.L.C.	6,574	18,592
	DS Smith P.L.C.	31,526	36,869
	DSG International P.L.C.	80,930	25,733
	Dyson Group P.L.C.	3,052	566
	E2V Technologies P.L.C.	2,700	3,500
	Electrocomponents P.L.C.	25,911	49,044
	Elementis P.L.C.	23,267	15,457
	Ennstone P.L.C.	46,777	780
*	Erinaceous Group P.L.C.	4,077	97
	Euromoney Institutional Investor P.L.C.	3,960	13,040
	Evolution Group P.L.C.	7,200	9,374
	F&C Asset Management P.L.C.	30,246	31,828
	Fenner P.L.C.	7,389	6,507

41

	Fidessa Group P.L.C.	2,121	18,747
	Filtrona P.L.C.	7,745	14,087
	Filtronic P.L.C.	3,555	1,413
	Findel P.L.C.	3,443	2,926
	Forth Ports P.L.C.	2,313	24,517
	French Connection Group P.L.C.	2,765	1,776
*	Full Circle Future, Ltd.	3,000	—
	Fuller Smith & Turner P.L.C.	3,070	17,132
	Future P.L.C.	13,448	3,407
	Galiform P.L.C.	31,043	5,709
	Galliford Try P.L.C.	13,505	6,815
	Game Group P.L.C.	17,436	36,037
*	Games Workshop Group P.L.C.	510	1,496
	Genus P.L.C.	3,377	32,494
	GKN P.L.C.	41,902	51,098
	Go-Ahead Group P.L.C.	2,000	28,317
	Greene King P.L.C.	10,256	62,666
	Greggs P.L.C.	640	32,743
	Halfords Group P.L.C.	8,640	31,177
	Halma P.L.C.	18,397	48,507
*	Hargreaves Lansdown P.L.C.	6,832	16,415
	Hays P.L.C.	70,323	76,417
	Headlam Group P.L.C.	3,793	12,045
	Helical Bar P.L.C.	4,115	18,569
	Helphire P.L.C.	6,555	3,804
*	Henderson Group P.L.C.	38,295	41,623
	Henry Boot P.L.C.	3,595	2,995
*	Heritage Oil, Ltd.	10,769	31,679
	Hikma Pharmaceuticals P.L.C.	6,026	31,026
	Hill & Smith Holdings P.L.C.	7,437	19,658
	Hiscox, Ltd.	24,784	112,462
	HMV Group P.L.C.	23,197	46,128
	Hochschild Mining P.L.C.	6,698	14,376
	Holidaybreak P.L.C.	2,376	6,475
	Homeserve P.L.C.	3,150	44,649
	Hunting P.L.C.	6,453	36,566
	Huntsworth P.L.C.	1,679	835
	Hyder Consulting P.L.C.	2,034	3,943
	IG Group Holdings P.L.C.	23,010	96,388
	IMI P.L.C.	18,222	70,473
	Inchcape P.L.C.	9,694	5,268
	Informa P.L.C.	28,570	99,033
	Innovation Group P.L.C.	44,854	4,217
	Intermediate Capital Group P.L.C.	4,920	27,294
	International Personal Finance P.L.C.	14,134	26,056
	Interserve P.L.C.	9,249	26,589
	Intertek Group P.L.C.	8,663	106,595
*	IP Group P.L.C.	25,378	19,727
	ITE Group P.L.C.	10,838	9,988
	J.D. Wetherspoon P.L.C.	7,000	34,520
	James Fisher & Sons P.L.C.	3,436	17,879
	Jardine Lloyd Thompson Group P.L.C.	10,958	71,399

42

	JJB Sports P.L.C.	12,000	1,386
	JKX Oil and Gas P.L.C.	6,993	20,363
	John Menzies P.L.C.	3,000	3,476
	Johnston Press P.L.C.	34,674	4,346
	Kcom Group P.L.C.	15,853	3,545
	Keller Group P.L.C.	3,959	35,135
	Kesa Electricals P.L.C.	31,742	46,252
	Kier Group P.L.C.	3,314	47,744
	Ladbrokes P.L.C.	45,856	119,661
	Laird P.L.C.	10,782	13,708
	Lavendon Group P.L.C.	1,578	2,422
	Liontrust Asset Management P.L.C.	2,728	3,469
	Logica P.L.C.	98,662	93,418
	Lookers P.L.C.	5,753	2,259
	Low & Bonar P.L.C.	7,500	3,196
	Luminar Group Holdings P.L.C.	2,328	3,506
	Macfarlane Group P.L.C.	6,000	1,471
	Management Consulting Group P.L.C.	21,891	8,144
	Marshalls P.L.C.	5,652	5,698
	Marston’s P.L.C.	14,576	21,823
	Mcbride P.L.C.	6,500	11,785
	Meggitt P.L.C.	50,317	100,366
	Melrose P.L.C.	14,247	13,661
	Melrose Resources P.L.C.	5,289	14,674
	Michael Page International P.L.C.	21,322	67,084
	Micro Focus International P.L.C.	5,660	24,715
	Millennium and Copthorne Hotels P.L.C.	7,444	25,216
*	Minerva P.L.C.	5,000	1,340
	Misys P.L.C.	31,196	52,243
	Mitie Group P.L.C.	12,853	37,574
	Molins P.L.C.	1,360	843
	Mondi P.L.C.	21,959	57,892
	Morgan Crucible Co. P.L.C.	10,153	14,045
	Morgan Sindall P.L.C.	1,492	11,819
	Mothercare P.L.C.	3,573	20,297
	Mouchel Group P.L.C.	5,135	28,441
	N Brown Group P.L.C.	9,038	25,437
	National Express Group P.L.C.	7,300	34,339
	Nestor Healthcare Group P.L.C.	4,757	1,412
	Northern Foods P.L.C.	23,834	18,388
	Northgate P.L.C.	3,863	4,361
*	NXT P.L.C.	3,360	400
	OPD Group P.L.C.	2,139	1,618
*	Oxford Biomedica P.L.C.	29,875	2,901
	Oxford Instruments P.L.C.	4,604	10,513
*	Parity Group P.L.C.	225	32
	PayPoint P.L.C.	1,573	10,112
*	Photo-Me International P.L.C.	11,000	1,704
	Pinewood Shepperton P.L.C.	3,450	5,853
	Premier Farnell P.L.C.	10,889	21,208
	Premier Foods P.L.C.	20,212	9,198
*	Premier Oil P.L.C.	4,000	40,806

43

	Provident Financial P.L.C.	7,567	84,929
	Psion P.L.C.	6,000	4,326
	PV Crystalox Solar P.L.C.	11,300	14,928
	PZ Cussons P.L.C.	14,129	37,571
	Qinetiq P.L.C.	31,363	67,948
	Rathbone Brothers P.L.C.	3,114	32,848
*	Raven Mount Group P.L.C.	13,000	3,579
	Redrow P.L.C.	11,802	26,503
*	Regus P.L.C.	52,449	36,104
	Renishaw P.L.C.	2,904	13,800
	Rensburg Sheppards P.L.C.	1,080	6,235
	Rentokil Initial P.L.C.	101,470	62,208
	Restaurant Group P.L.C.	8,444	13,244
	Rightmove P.L.C.	2,008	4,882
	RM P.L.C.	5,970	14,709
	Robert Wiseman Dairies P.L.C.	1,877	8,905
	ROK P.L.C.	11,035	4,873
	Rotork P.L.C.	4,906	48,844
	RPC Group P.L.C.	4,083	8,240
	RPS Group P.L.C.	9,770	19,207
	Savills P.L.C.	5,508	19,253
*	SDL P.L.C.	3,813	14,891
	Senior P.L.C.	14,400	6,147
	Severfield-Rowen P.L.C.	1,808	3,909
	Shanks Group P.L.C.	14,724	20,789
	Shore Capital Group P.L.C.	11,089	2,326
	SIG P.L.C.	5,999	10,352
	Signet Group, Ltd.	4,987	35,072
*	SkyePharma P.L.C.	288	659
	Smiths News P.L.C.	10,824	8,765
*	Soco International P.L.C.	3,613	51,863
	Spectris P.L.C.	5,378	37,426
	Speedy Hire P.L.C.	1,564	1,850
	Spirax-Sarco Engineering P.L.C.	6,100	73,225
	Spirent Communications P.L.C.	42,716	23,625
	SSL International P.L.C.	13,041	94,821
	St Ives Group P.L.C.	3,000	2,964
	ST Modwen Properties P.L.C.	11,500	18,859
	St. Jame’s Place P.L.C.	11,136	30,494
	Stagecoach Group P.L.C.	31,722	55,535
*	Stanelco P.L.C.	51,229	233
	Sthree P.L.C.	2,791	6,296
*	STV Group P.L.C.	500	581
	T. Clarke P.L.C.	3,989	6,797
	Ted Baker P.L.C.	1,617	8,120
*	The Berkeley Group Holdings P.L.C.	7,115	81,149
	The Vitec Group P.L.C.	2,000	5,401
	The Weir Group P.L.C.	9,120	43,701
	Tomkins P.L.C.	72,716	123,886
	Topps Tiles P.L.C.	5,775	1,253
	Travis Perkins P.L.C.	9,381	43,147
	Trinity Mirror P.L.C.	6,899	4,711

44

	TT electronics P.L.C.	6,965	3,015
	Tullett Prebon P.L.C.	10,034	22,077
*	UK Coal P.L.C.	7,301	13,185
	Ultra Electronics Holdings P.L.C.	4,005	67,093
	United Business Media P.L.C.	16,744	116,721
	UTV Media P.L.C.	2,430	2,351
*	Vectura Group P.L.C.	20,878	18,977
	Venture Production P.L.C.	5,663	47,727
	Victrex P.L.C.	3,288	20,397
	VT Group P.L.C.	11,026	94,629
	WH Smith P.LC.	9,800	47,594
	White Young Green P.L.C.	2,244	1,486
	William Hill P.L.C.	4,953	16,870
	Wilmington Group P.L.C.	6,879	12,209
	Wincanton P.L.C.	5,790	12,770
*	Wolfson Microelectronics P.L.C.	7,866	7,963
	Woolworths Group P.L.C.	71,508	1,264
	WSP Group P.L.C.	4,191	9,680
	Xaar P.L.C.	5,056	3,353
*	Xchanging P.L.C.	4,936	15,480
	Yell Group P.L.C.	13,852	8,828
	Yule Catto & Co. P.L.C.	6,673	5,128

TOTAL — UNITED KINGDOM			6,941,722

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $380,000 FNMA 5.058%(r), 01/01/36, valued at $319,605) to be repurchased at $314,005	$314	314,000

		Shares
SECURITIES LENDING COLLATERAL — (16.0%)
§ @	DFA Short Term Investment Fund LP	8,037,345	8,037,345

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $230,190) to be repurchased at $225,681	$226	225,676

TOTAL SECURITIES LENDING COLLATERAL			8,263,021

TOTAL INVESTMENTS - (100.0%)
(Cost $79,645,333)##			$51,491,536

45

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Face
		Amount	Value †
		(000)

AGENCY OBLIGATIONS — (45.5%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	$1,200	$1,222,591
	3.750%, 12/06/10	500	519,788
	Federal Home Loan Bank
	4.875%, 05/14/10	4,000	4,184,076
	4.250%, 06/11/10	4,000	4,158,996
	2.750%, 06/18/10	3,900	3,977,099
	3.500%, 07/16/10	1,700	1,740,401
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	3,400	3,467,221
	1.500%, 01/07/11	3,000	2,999,619
	Federal National Mortgage Association
	4.125%, 05/15/10	3,900	4,031,921
	2.375%, 05/20/10	6,000	6,092,472
	7.125%, 06/15/10	4,200	4,519,343
TOTAL AGENCY OBLIGATIONS			36,913,527

BONDS — (31.3%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	1,700	1,658,005
	Bank of America NA
	1.700%, 12/23/10	500	501,191
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	2,000	1,958,926
	BP Capital Markets P.L.C.
	4.875%, 03/15/10	2,000	2,030,384
	Canada Mortgage & Housing Corp.
	4.800%, 10/01/10	1,000	1,036,209
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	1,900	1,846,741
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	1,000	999,344
	Deutsche Bank AG Floating Rate Note
(r)	2.909%, 06/18/10	2,200	2,159,903
	General Electric Capital Corp.
	1.625%, 01/07/11	1,000	1,001,338
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	1,900	1,898,429
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	2,100	2,089,914
	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 09/15/10	600	620,606

1

Svensk Exportkredit AB
4.000%, 06/15/10	1,000	1,023,979
4.500%, 09/27/10	1,000	1,038,237
Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	2,000	1,993,752
Wal-Mart Stores, Inc.
6.875%, 08/10/09	2,200	2,258,823
Wells Fargo & Co. Floating Rate Note
(r) 5.091%, 09/15/09	1,200	1,192,037
TOTAL BONDS		25,307,818

CERTIFICATES OF DEPOSIT INTEREST BEARING — (6.5%)
Abbey National North America
3.060%, 06/04/09	2,400	2,412,272
Barclays Bank P.L.C.
3.430%, 07/10/09	2,400	2,416,983
UBS AG
3.390%, 07/13/09	400	402,812
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		5,232,067

COMMERCIAL PAPER — (15.9%)
Australia & New Zealand Bank
2.884%, 03/11/09	1,500	1,499,122
BASF AG
0.250%, 03/09/09	1,000	999,471
BNP Paribas Finance, Inc.
0.600%, 03/31/09	1,000	998,533
CME Group, Inc.
0.400%, 02/17/09	1,200	1,199,775
Danske Corp.
3.010%, 03/03/09	600	599,773
General Electric Capital Corp.
0.300%, 02/17/09	1,000	999,825
National Australia Funding DE, Inc.
0.540%, 03/24/09	2,200	2,197,587
StatoilHydro ASA
0.320%, 02/26/09	2,000	1,999,396
Westpac Banking Corp.
3.020%, 09/04/09	2,400	2,377,287
TOTAL COMMERCIAL PAPER		12,870,769

U.S. TREASURY OBLIGATIONS — (0.6%)
U.S. Treasury Note
1.500%, 10/31/10	500	505,859

2

TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $185,000 FNMA 5.50%, 08/01/37, valued at $169,342) to be repurchased at $166,003	166	166,000

TOTAL INVESTMENTS - (100.0%) (Cost $80,360,850)##		$80,996,040

3

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRIA — (2.6%)
BONDS — (2.6%)
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	200,000	$2,195,741

CANADA — (1.4%)
BONDS — (1.4%)
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13	1,000	1,174,212

FRANCE — (1.8%)
BONDS — (1.8%)
Total Capital SA
(u) 5.000%, 05/22/12	1,500	1,578,923

GERMANY — (5.0%)
BONDS — (5.0%)
Kreditanstalt Fuer Wiederaufbau
(j) 1.850%, 09/20/10	100,000	1,134,697
Norddeutsche Landesbank Girozentrale AG
(j) 0.900%, 02/08/10	280,000	3,121,740
TOTAL — GERMANY		4,256,437

JAPAN — (3.0%)
BONDS — (3.0%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 02/21/12	125,000	1,421,263
Japan Financial Corp. Small and Medium Enterprises
1.100%, 09/20/11	100,000	1,110,480
TOTAL — JAPAN		2,531,743

NETHERLANDS — (3.5%)
BONDS — (3.5%)
Rabobank Nederland
(s) 2.250%, 05/08/09	2,000	238,010
(j) 0.800%, 02/03/11	250,000	2,732,629
TOTAL — NETHERLANDS		2,970,639

1

NORWAY — (3.7%)
BONDS — (3.7%)
Eksportfinans
(j) 1.800%, 06/21/10	243,000	2,724,952
(u) 5.000%, 02/14/12	400	422,487
TOTAL — NORWAY		3,147,439

SPAIN — (2.8%)
BONDS — (2.8%)
Instituto de Credito Oficial
(j) 1.500%, 09/20/12	215,000	2,404,168

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.3%)
BONDS — (3.3%)
African Development Bank
(j) 1.950%, 03/23/10	230,000	2,594,211
Oresundsbro Konsortiet
(s) 6.000%, 04/20/09	2,000	240,129
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		2,834,340

SWEDEN — (1.6%)
BONDS — (1.6%)
Kommuninvest
4.100%, 05/11/09	6,000	717,992
(f) 2.250%, 12/14/09	740	643,772
TOTAL — SWEDEN		1,361,764

UNITED KINGDOM — (6.8%)
BONDS — (6.8%)
Bank of Scotland P.L.C.
(u) 5.500%, 06/15/12	2,682	2,463,905
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12	1,400	1,396,837
BP Capital Markets P.L.C.
(f) 1.250%, 12/29/09	2,300	1,981,873
TOTAL — UNITED KINGDOM		5,842,615

UNITED STATES — (64.2%)
AGENCY OBLIGATIONS — (28.2%)
Federal Home Loan Bank
2.625%, 05/20/11	3,000	3,033,387
3.625%, 09/16/11	3,000	3,128,937
4.500%, 09/16/13	1,500	1,624,812
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	3,000	3,277,164
4.750%, 03/05/12	4,000	4,284,040
Federal National Mortgage Association
6.000%, 05/15/11	1,300	1,416,804
5.375%, 11/15/11	700	760,976
5.000%, 02/16/12	2,000	2,168,036
6.125%, 03/15/12	2,000	2,238,780
4.875%, 05/18/12	2,000	2,160,764
TOTAL AGENCY OBLIGATIONS		24,093,700

2

BONDS — (31.1%)
	3M Co.
	4.375%, 08/15/13	900	934,310
	Bank of America Floating Rate Note
(r)	3.316%, 05/12/10	1,800	1,759,925
	Bank of New York Co., Inc. Floating Rate Note
(r)	2.711%, 06/29/10	1,000	966,627
	General Electric Capital Corp.
	4.800%, 05/01/13	2,500	2,438,087
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	2,000	1,998,346
	Hewlett-Packard Co. Floating Rate Note
(r)	5.051%, 06/15/10	2,200	2,180,251
	John Deere Capital Corp. Floating Rate Note
(r)	3.530%, 02/26/10	2,200	2,143,385
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	2,300	2,288,953
	Merck & Co., Inc.
	4.375%, 02/15/13	747	771,106
	Paccar Financial Corp. Floating Rate Note
(r)	5.494%, 12/03/10	2,100	2,096,476
	Pfizer, Inc.
(j)	1.200%, 02/22/11	150,000	1,670,371
	Toyota Motor Credit Corp.
(j)	1.300%, 03/16/12	230,000	2,509,840
	Wal-Mart Stores, Inc.
	7.250%, 06/01/13	2,200	2,556,446
	Wells Fargo Bank & Co.
	5.250%, 10/23/12	2,300	2,316,215
TOTAL BONDS			26,630,338

U.S. TREASURY OBLIGATIONS — (4.9%)
	U.S. Treasury Notes
	4.250%, 09/30/12	1,900	2,087,625
	2.750%, 10/31/13	2,000	2,089,532
TOTAL U.S. TREASURY OBLIGATIONS			4,177,157

TOTAL — UNITED STATES			54,901,195

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $295,000 FNMA 5.058%(r), 01/01/36, valued at $248,115) to be repurchased at $241,004	$241	241,000

TOTAL INVESTMENTS - (100.0%) (Cost $79,178,344)##			$85,440,216

3

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At January 31, 2009, the Fund consists of fifty-six operational portfolios, (the “Portfolios”) all of which are included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors Inc.  Some of the portfolios of the Fund are feeder funds in a master-feeder structure.  The Master Funds are part of other entities that are also advised by Dimensional Fund Advisors Inc.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund, with the exception of the International Small Company Portfolio and DFA Global Real Estate Securities Portfolio (which invests in the funds indicated on the Schedule of Investments), invests solely in a corresponding Master Fund.  Master Fund shares held by the following Feeder Funds: (Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, Emerging Markets Value Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, and LWAS/DFA International High Book to Market Portfolio) are valued at their respective Master Fund’s daily net asset values.  For the other following Feeder Funds (U.S. Large Company Portfolio,  International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, and Tax-Managed U.S. Equity Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, and VA U.S. Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq

1

Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE.  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA

2

California Short-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the “Fixed Income Portfolios”) are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolios have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Portfolios’ net assets as of January 31, 2009 are listed below.

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$2,128,706,399	—	—	$2,128,706,399	—	—	—	—
Enhanced U.S. Large Company Portfolio	147,533,638	—	—	147,533,638	—	—	—	—
U.S. Large Cap Value Portfolio	4,424,103,278	—	—	4,424,103,278	—	—	—	—
U.S. Targeted Value Portfolio	887,536,301	$261,806,763	—	1,149,343,064	—	—	—	—
U.S. Small Cap Value Portfolio	4,228,919,213	—	—	4,228,919,213	—	—	—	—
U.S. Core Equity 1 Portfolio	1,347,409,759	374,572,456	—	1,721,982,215	—	—	—	—
U.S. Core Equity 2 Portfolio	2,414,475,243	607,643,126	—	3,022,118,369	—	—	—	—
U.S. Vector Equity Portfolio	767,939,463	220,791,474	—	988,730,937	—	—	—	—
T.A. U.S. Core Equity 2 Portfolio	950,042,306	108,209,242	—	1,058,251,548	—	—	—	—

3

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Small Cap Portfolio	$1,773,332,465	—	—	$1,773,332,465	—	—	—	—
U.S. Micro Cap Portfolio	2,228,675,596	—	—	2,228,675,596	—	—	—	—
DFA Real Estate Securities Portfolio	1,308,628,850	$677,793,936	—	1,986,422,786	—	—	—	—
Large Cap International Portfolio	213,343,891	912,223,494	—	1,125,567,385	—	—	—	—
International Core Equity Portfolio	599,658,652	1,975,228,404	—	2,574,887,056	—	—	—	—
T.A.World ex U.S. Core Equity Portfolio	104,734,541	303,419,737	—	408,154,278	—	—	—	—
International Small Company Portfolio	2,827,056,345	20,955,000	—	2,848,011,345	—	—	—	—
Japanese Small Company Portfolio	111,268,902	—	—	111,268,902	—	—	—	—
Asia Pacific Small Company Portfolio	52,691,768	—	—	52,691,768	—	—	—	—
United Kingdom Small Company Portfolio	21,793,719	—	—	21,793,719	—	—	—	—
Continental Small Company Portfolio	82,521,895	—	—	82,521,895	—	—	—	—
DFA International Real Estate Securities Portfolio	24,786,752	511,074,718	—	535,861,470	—	—	—	—
DFA Global Real Estate Securities Portfolio	156,539,172	—	—	156,539,172	—	—	—	—
DFA International Small Cap Value Portfolio	349,684,378	4,798,721,603	—	5,148,405,981	—	—	—	—
International Vector Equity Portfolio	28,092,346	136,353,672	—	164,446,018	—	—	—	—
Emerging Markets Portfolio	1,310,738,591	—	—	1,310,738,591	—	—	—	—
Emerging Markets Value Portfolio	3,622,494,352	—	—	3,622,494,352	—	—	—	—
Emerging Markets Small Cap Portfolio	556,819,426	—	—	556,819,426	—	—	—	—
Emerging Markets Core Equity Portfolio	491,332,287	1,034,108,037	—	1,525,440,324	—	—	—	—
DFA One-Year Fixed Income Portfolio	3,209,144,875	—	—	3,209,144,875	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	2,989,167,598	—	—	2,989,167,598	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	192,855,158	—	192,855,158	—	—	—	—
DFA Five-Year Government Portfolio	—	1,030,087,529	—	1,030,087,529	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	3,109,945,038	—	3,109,945,038	—	$8,171,728	—	$8,171,728
DFA Intermediate Government Fixed Income Portfolio	—	1,290,307,295	—	1,290,307,295	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	438,194,433	—	438,194,433	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	23,808,961	971,942,319	—	995,751,280	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	5,449,491	175,987,600	—	181,437,091	—	—	—	—
U.S. Social Core Equity 2 Portfolio	30,240,798	3,492,505	—	33,733,303	—	—	—	—
Emerging Markets Social Core Equity Portfolio	90,093,877	176,485,115	—	266,578,992	—	—	—	—
CSTG&E U.S. Social Core Equity 2 Portfolio	56,042,199	6,561,704	—	62,603,903	—	—	—	—
CSTG&E International Social Core Equity Portfolio	12,870,538	44,745,251	—	57,615,789	—	—	—	—
U.S. Sustainability Core 1 Portfolio	51,722,550	7,297,022	—	59,019,572	—	—	—	—
International Sustainability Core 1 Portfolio	11,461,632	33,316,765	—	44,778,397	—	—	—	—
Tax-Managed U.S. Marketwide Value Portfolio	1,207,544,666	—	—	1,207,544,666	—	—	—	—
Tax-Managed U.S. Targeted Value Portfolio	1,242,130,775	250,224,425	—	1,492,355,200	—	—	—	—
Tax-Managed U.S. Small Cap Portfolio	764,632,235	183,129,287	—	947,761,522	—	—	—	—
Tax-Managed DFA International Value Portfolio	243,645,201	886,276,292	—	1,129,921,493	—	—	—	—
Tax-Managed U.S. Equity Portfolio	953,429,571	—	—	953,429,571	—	—	—	—
DFA International Value ex Tobacco Portfolio	11,799,253	26,855,050	—	38,654,303	—	—	—	—
LWAS/DFA International High Book to Market Portfolio	61,988,710	—	—	61,988,710	—	—	—	—
VA U.S. Targeted Value Portfolio	53,753,968	2,719,614	—	56,473,582	—	—	—	—
VA U.S. Large Value Portfolio	73,352,136	7,366,589	—	80,718,725	—	—	—	—
VA International Value Portfolio	15,035,944	44,909,535	—	59,945,479	—	—	—	—
VA International Small Portfolio	2,905,897	48,585,639	—	51,491,536	—	—	—	—
VA Short-Term Fixed Portfolio	—	80,996,040	—	80,996,040	—	—	—	—
VA Global Bond Portfolio	—	85,440,216	—	85,440,216	—	80,649	—	80,649

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

4

Federal Tax Cost Note

At January 31, 2009, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio	$2,856,928,598
Enhanced U.S. Large Company Portfolio	261,617,621
U.S. Large Cap Value Portfolio	7,430,132,312
U.S. Targeted Value Portfolio	1,678,199,813
U.S. Small Cap Value Portfolio	8,047,140,302
U.S. Core Equity 1 Portfolio	2,401,139,886
U.S. Core Equity 2 Portfolio	4,504,333,952
U.S. Vector Equity Portfolio	1,508,390,015
T.A. U.S. Core Equity 2 Portfolio	1,366,687,536
U.S. Small Cap Portfolio	2,927,909,725
U.S. Micro Cap Portfolio	3,681,731,406
DFA Real Estate Securities Portfolio	3,029,539,193
Large Cap International Portfolio	1,454,041,069
International Core Equity Portfolio	4,072,561,443
T.A.World ex U.S. Core Equity Portfolio	523,455,449
International Small Company Portfolio	4,300,742,247
Japanese Small Company Portfolio	228,490,156
Asia Pacific Small Company Portfolio	104,199,837
United Kingdom Small Company Portfolio	37,132,710
Continental Small Company Portfolio	129,976,221
DFA International Real Estate Securities Portfolio	989,233,055
DFA Global Real Estate Securities Portfolio	220,256,442
DFA International Small Cap Value Portfolio	7,951,939,818
International Vector Equity Portfolio	193,484,013
Emerging Markets Portfolio	1,095,352,102
Emerging Markets Value Portfolio	5,581,411,263
Emerging Markets Small Cap Portfolio	783,853,225
Emerging Markets Core Equity Portfolio	2,145,971,900
DFA One-Year Fixed Income Portfolio	3,154,062,198
DFA Two-Year Global Fixed Income Portfolio	2,865,091,870
DFA Selectively Hedged Global Fixed Income Portfolio	215,430,366
DFA Five-Year Government Portfolio	1,004,292,629
DFA Five-Year Global Fixed Income Portfolio	2,900,087,823
DFA Intermediate Government Fixed Income Portfolio	1,179,128,393
DFA Inflation-Protected Securities Portfolio	439,204,858
DFA Short-Term Municipal Bond Portfolio	977,377,697
DFA California Short-Term Municipal Bond Portfolio	177,604,898
U.S. Social Core Equity 2 Portfolio	54,081,238
Emerging Markets Social Core Equity Portfolio	370,091,824
CSTG&E U.S. Social Core Equity 2 Portfolio	108,137,627
CSTG&E International Social Core Equity Portfolio	108,088,569
U.S. Sustainability Core 1 Portfolio	80,890,646
International Sustainability Core 1 Portfolio	65,549,423
Tax-Managed U.S. Marketwide Value Portfolio	1,787,813,168
Tax-Managed U.S. Targeted Value Portfolio	2,111,916,368
Tax-Managed U.S. Small Cap Portfolio	1,175,266,274
Tax-Managed DFA International Value Portfolio	1,545,143,739
Tax-Managed U.S. Equity Portfolio	62,174,114
DFA International Value ex Tobacco Portfolio	1,104,311,033
LWAS/DFA International High Book to Market Portfolio	58,429,238
VA U.S. Targeted Value Portfolio	113,907,764
VA U.S. Large Value Portfolio	119,149,913
VA International Value Portfolio	98,393,044
VA International Small Portfolio	79,656,005
VA Short-Term Fixed Portfolio	80,360,850
VA Global Bond Portfolio	79,178,344

5

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (81.0%)
Consumer Discretionary — (6.8%)
#	Abercrombie & Fitch Co.	32,361	$577,644
# *	Amazon.com, Inc.	119,589	7,034,225
# *	Apollo Group, Inc. Class A	39,615	3,227,038
*	AutoNation, Inc.	40,112	372,239
# *	Autozone, Inc.	14,227	1,890,626
# *	Bed Bath and Beyond, Inc.	96,562	2,243,135
#	Best Buy Co., Inc.	125,596	3,519,200
# *	Big Lots, Inc.	30,532	410,655
#	Black & Decker Corp.	22,343	645,936
#	Carnival Corp.	162,490	2,955,693
	CBS Corp. Class B	252,815	1,446,102
#	Centex Corp.	46,223	393,358
# *	Coach, Inc.	121,559	1,774,761
	Comcast Corp. Class A	1,070,786	15,687,015
#	D.R. Horton, Inc.	102,436	610,519
#	Darden Restaurants, Inc.	51,580	1,352,428
	Disney (Walt) Co.	688,265	14,233,320
*	Dr Pepper Snapple Group, Inc.	94,327	1,551,679
#	Eastman Kodak Co.	99,820	452,185
# *	Expedia, Inc.	77,885	695,513
#	Family Dollar Stores, Inc.	51,951	1,442,679
# *	Ford Motor Co.	888,247	1,661,022
	Fortune Brands, Inc.	55,739	1,783,648
# *	GameStop Corp. Class A	60,896	1,509,003
#	Gannett Co., Inc.	84,819	489,406
	Gap, Inc.	173,376	1,955,681
#	General Motors Corp.	226,987	683,231
#	Genuine Parts Co.	59,282	1,898,210
# *	Goodyear Tire & Rubber Co.	89,718	553,560
#	H&R Block, Inc.	126,029	2,612,581
#	Harley-Davidson, Inc.	86,570	1,054,423
#	Harman International Industries, Inc.	21,768	350,247
#	Hasbro, Inc.	46,064	1,111,524
#	Home Depot, Inc.	630,421	13,572,964
#	International Game Technology	109,577	1,161,516
# *	Interpublic Group of Companies, Inc.	177,191	590,046
#	J.C. Penney Co., Inc.	82,614	1,383,784
	Johnson Controls, Inc.	220,932	2,763,859
#	Jones Apparel Group, Inc.	31,019	107,326
#	KB HOME	27,992	298,675
# *	Kohl’s Corp.	113,302	4,159,316
#	Leggett & Platt, Inc.	58,079	725,407
#	Lennar Corp. Class A	52,536	404,002

1

	Limited Brands, Inc.	100,610	796,831
	Lowe’s Companies, Inc.	544,982	9,956,821
	Macy’s, Inc.	156,377	1,399,574
#	Marriott International, Inc. Class A	109,037	1,778,393
#	Mattel, Inc.	133,274	1,891,158
#	McDonald’s Corp.	414,420	24,044,648
	McGraw-Hill Companies, Inc.	116,939	2,571,489
#	Meredith Corp.	13,436	214,573
	Newell Rubbermaid, Inc.	103,070	832,806
	News Corp. Class A	855,182	5,464,613
#	NIKE, Inc. Class B	145,879	6,601,025
#	Nordstrom, Inc.	59,263	752,047
*	Office Depot, Inc.	102,210	220,774
#	Omnicom Group, Inc.	115,564	2,991,952
#	Polo Ralph Lauren Corp.	20,919	858,307
#	Pulte Homes, Inc.	79,463	806,549
#	RadioShack Corp.	46,504	532,936
#	Scripps Networks Interactive	33,487	718,966
# *	Sears Holdings Corp.	20,689	846,594
#	Sherwin-Williams Co.	36,512	1,743,448
#	Snap-On, Inc.	21,356	644,524
#	Staples, Inc.	265,257	4,228,197
*	Starbucks Corp.	273,480	2,581,651
#	Starwood Hotels & Resorts Worldwide, Inc.	68,053	1,028,961
#	Target Corp.	279,905	8,733,036
# *	The DIRECTV Group, Inc.	203,073	4,447,299
	The New York Times Co. Class A	43,306	215,231
	The Stanley Works	29,297	915,824
#	The TJX Companies, Inc.	154,806	3,006,333
#	Tiffany & Co.	45,774	949,810
	Time Warner, Inc.	1,333,923	12,445,502
	Tyco Electronics, Ltd.	170,158	2,409,437
	V.F. Corp.	32,742	1,834,207
*	Viacom, Inc. Class B	228,126	3,364,858
#	Washington Post Co.	2,228	870,168
#	Whirlpool Corp.	27,330	913,642
	Wyndham Worldwide Corp.	65,934	404,175
# *	Wynn Resorts, Ltd.	22,907	689,043
#	Yum! Brands, Inc.	171,992	4,922,411
Total Consumer Discretionary			222,973,194

Consumer Staples — (10.4%)
	Altria Group, Inc.	766,116	12,671,559
#	Archer-Daniels-Midland Co.	238,518	6,530,623
#	Avon Products, Inc.	158,509	3,241,509
#	Brown-Forman Corp. Class B	36,466	1,655,921
	Campbell Soup Co.	76,499	2,323,275
#	Clorox Co.	51,576	2,586,536
#	Coca-Cola Co.	739,813	31,604,811
	Coca-Cola Enterprises, Inc.	117,927	1,324,320
#	Colgate-Palmolive Co.	187,667	12,205,862
	ConAgra, Inc.	166,237	2,842,653
*	Constellation Brands, Inc. Class A	72,380	1,050,958
#	Costco Wholesale Corp.	160,508	7,227,675
	CVS Caremark Corp.	534,031	14,354,753

2

# *	Dean Foods Co.	57,242	1,107,060
#	Estee Lauder Companies, Inc.	43,079	1,130,824
#	General Mills, Inc.	124,241	7,348,855
	Heinz (H.J.) Co.	116,917	4,267,470
	J.M. Smucker Co.	44,035	1,988,180
#	Kellogg Co.	93,671	4,092,486
	Kimberly-Clark Corp.	153,847	7,918,505
	Kraft Foods, Inc.	546,264	15,322,705
	Lorillard, Inc.	62,493	3,715,834
	McCormick & Co., Inc.	48,335	1,548,653
	Molson Coors Brewing Co.	55,341	2,228,582
	Pepsi Bottling Group, Inc.	50,247	969,265
	PepsiCo, Inc.	577,495	29,007,574
	Philip Morris International, Inc.	752,223	27,945,084
	Procter & Gamble Co.	1,110,172	60,504,374
	Reynolds American, Inc.	62,854	2,399,766
#	Safeway, Inc.	159,402	3,415,985
	Sara Lee Corp.	262,852	2,636,406
	SUPERVALU, Inc.	78,734	1,380,994
#	Sysco Corp.	222,777	4,965,699
#	The Hershey Co.	61,669	2,299,020
#	The Kroger Co.	242,609	5,458,702
	Tyson Foods, Inc. Class A	112,330	994,120
#	Walgreen Co.	368,067	10,088,716
#	Wal-Mart Stores, Inc.	831,356	39,173,495
#	Whole Foods Market, Inc.	52,174	534,784
Total Consumer Staples			342,063,593

Energy — (11.4%)
	Anadarko Petroleum Corp.	170,683	6,270,893
	Apache Corp.	124,439	9,332,925
#	Baker Hughes, Inc.	114,348	3,810,075
#	BJ Services Co.	108,548	1,194,028
	Cabot Oil & Gas Corp.	38,428	1,056,386
# *	Cameron International Corp.	81,622	1,890,366
	Chesapeake Energy Corp.	201,105	3,179,470
	Chevron Corp.	755,479	53,276,379
	ConocoPhillips	554,329	26,347,257
#	CONSOL Energy, Inc.	67,372	1,836,561
	Devon Energy Corp.	164,273	10,119,217
#	El Paso Corp.	260,727	2,132,747
	ENSCO International, Inc.	52,733	1,442,775
#	EOG Resources, Inc.	92,801	6,289,124
	Exxon Mobil Corp.	1,891,367	144,651,748
	Halliburton Co.	332,323	5,732,572
	Hess Corp.	105,479	5,865,687
	Marathon Oil Corp.	262,353	7,143,872
#	Massey Energy Co.	31,655	480,523
#	Murphy Oil Corp.	70,827	3,129,137
# *	Nabors Industries, Ltd.	105,812	1,158,641
*	National-Oilwell, Inc.	155,173	4,102,774
#	Noble Corp.	98,139	2,664,474
	Noble Energy, Inc.	64,230	3,142,774
	Occidental Petroleum Corp.	301,135	16,426,914
	Peabody Energy Corp.	99,141	2,478,525

3

	Pioneer Natural Resources Co.	43,759	640,632
#	Range Resources Corp.	57,757	2,070,011
#	Rowan Companies, Inc.	42,017	531,935
#	Schlumberger, Ltd.	444,770	18,151,064
#	Smith International, Inc.	81,376	1,847,235
# *	Southwestern Energy Co.	127,659	4,040,407
#	Spectra Energy Corp.	227,205	3,296,745
#	Sunoco, Inc.	43,452	2,012,697
#	Tesoro Petroleum Corp.	51,481	887,018
	The Williams Companies, Inc.	215,167	3,044,613
	Valero Energy Corp.	191,869	4,627,880
# *	Weatherford International, Ltd.	253,252	2,793,370
	XTO Energy, Inc.	214,477	7,954,952
Total Energy			377,054,403

Financials — (8.1%)
	AFLAC, Inc.	173,317	4,022,688
	Allstate Corp.	199,286	4,318,528
#	American Capital, Ltd.	76,876	219,865
	American Express Co.	431,281	7,215,331
	American International Group, Inc.	999,787	1,279,727
	Ameriprise Financial, Inc.	80,537	1,622,821
	AON Corp.	100,312	3,716,560
	Assurant, Inc.	43,733	1,154,551
	Banco Santander SA Sponsored ADR	64,900	508,821
	Bank of America Corp.	2,377,397	15,643,272
	Bank of New York Mellon Corp.	426,699	10,983,232
#	BB&T Corp.	205,430	4,065,460
	Capital One Financial Corp.	145,630	2,306,779
*	CB Richard Ellis Group, Inc.	82,917	298,501
	Chubb Corp.	132,259	5,631,588
	Cincinnati Financial Corp.	60,377	1,324,068
#	CIT Group, Inc.	134,058	374,022
#	Citigroup, Inc.	2,026,300	7,193,365
	CME Group, Inc.	24,906	4,331,402
	Comerica, Inc.	55,954	932,194
	Discover Financial Services	178,446	1,275,889
# *	E*TRADE Financial Corp.	209,246	238,540
	Federated Investors, Inc.	32,935	642,891
	Fifth Third Bancorp	214,726	513,195
#	First Horizon National Corp.	76,336	726,725
#	Franklin Resources, Inc.	56,242	2,723,238
	Genworth Financial, Inc.	161,051	373,638
	Hartford Financial Services Group, Inc.	112,029	1,474,302
#	Hudson City Bancorp, Inc.	193,814	2,248,242
#	Huntington Bancshares, Inc.	136,107	391,988
# *	IntercontinentalExchange, Inc.	26,862	1,529,254
#	Invesco, Ltd. ADR	143,142	1,687,644
	Janus Capital Group, Inc.	58,694	308,144
	JPMorgan Chase & Co.	1,387,800	35,402,778
#	KeyCorp	184,057	1,339,935
#	Legg Mason, Inc.	52,772	847,518
# *	Leucadia National Corp.	65,811	1,047,711
	Lincoln National Corp.	95,143	1,439,514
	Loews Corp.	134,585	3,283,874

4

#	M&T Bank Corp.	28,704	1,116,873
	Marsh & McLennan Companies, Inc.	191,149	3,694,910
#	Marshall & Ilsley Corp.	96,786	552,648
#	Mastercard, Inc.	26,909	3,653,704
# *	MBIA, Inc.	70,049	270,389
	MetLife, Inc.	295,080	8,477,648
#	Moody’s Corp.	72,223	1,547,017
	Morgan Stanley	394,876	7,988,341
	Northern Trust Corp.	82,929	4,770,076
#	NYSE Euronext, Inc.	98,534	2,167,748
	People’s United Financial, Inc.	129,313	2,115,561
	PNC Financial Services Group, Inc.	159,125	5,174,745
	Principal Financial Group, Inc.	96,429	1,599,757
# *	Progressive Corp.	251,219	3,052,311
	Prudential Financial, Inc.	157,655	4,059,616
	Regions Financial Corp.	257,289	890,220
#	Schwab (Charles) Corp.	347,924	4,728,287
# *	SLM Corp.	173,749	1,989,426
#	State Street Corp.	160,612	3,737,441
	SunTrust Banks, Inc.	131,667	1,614,237
#	T. Rowe Price Group, Inc.	96,078	2,649,831
	The Goldman Sachs Group, Inc.	164,419	13,273,546
# *	The NASDAQ OMX Group, Inc.	50,618	1,104,485
	The Travelers Companies, Inc.	217,342	8,398,095
#	Torchmark Corp.	31,616	948,480
#	U.S. Bancorp	652,403	9,681,661
	Unum Group	123,118	1,743,351
	Wells Fargo & Co.	1,569,113	29,656,236
#	XL Capital, Ltd.	122,996	356,688
#	Zions Bancorporation	42,887	639,874
Total Financials			266,290,997

Health Care — (12.9%)
	Abbott Laboratories	576,924	31,984,667
	Aetna, Inc.	171,449	5,314,919
#	Allergan, Inc.	114,341	4,358,679
#	AmerisourceBergen Corp.	58,086	2,109,684
*	Amgen, Inc.	393,960	21,608,706
#	Bard (C.R.), Inc.	36,885	3,156,249
	Baxter International, Inc.	230,597	13,524,514
	Becton Dickinson & Co.	90,396	6,569,077
# *	Biogen Idec, Inc.	108,481	5,277,601
# *	Boston Scientific Corp.	558,310	4,952,210
#	Bristol-Myers Squibb Co.	736,078	15,759,430
	Cardinal Health, Inc.	133,714	5,034,332
# *	Celgene Corp.	170,367	9,020,933
# *	Cephalon, Inc.	25,449	1,964,154
	Cigna Corp.	102,199	1,774,175
*	Coventry Health Care, Inc.	55,393	838,096
	Covidien, Ltd.	187,244	7,178,935
# *	DaVita, Inc.	38,595	1,813,965
#	DENTSPLY International, Inc.	55,384	1,490,383
	Eli Lilly & Co.	372,022	13,697,850
# *	Express Scripts, Inc.	92,011	4,946,511
*	Forest Laboratories, Inc.	112,061	2,806,007

5

*	Genzyme Corp.	100,586	6,932,387
*	Gilead Sciences, Inc.	342,051	17,365,929
# *	Hospira, Inc.	59,342	1,477,616
*	Humana, Inc.	62,730	2,379,349
	IMS Health, Inc.	67,625	981,915
# *	Intuitive Surgical, Inc.	14,543	1,501,274
	Johnson & Johnson	1,031,666	59,516,812
*	King Pharmaceuticals, Inc.	91,646	800,986
# *	Laboratory Corp. of America Holdings	40,157	2,377,294
*	Life Technologies Corp.	64,161	1,633,539
	McKesson Corp.	102,591	4,534,522
*	Medco Health Solutions, Inc.	185,178	8,320,048
#	Medtronic, Inc.	415,788	13,924,740
	Merck & Co., Inc.	786,116	22,443,612
# *	Millipore Corp.	20,539	1,132,931
# *	Mylan, Inc.	113,295	1,283,632
# *	Patterson Companies, Inc.	33,902	623,458
	PerkinElmer, Inc.	43,915	554,207
#	Pfizer, Inc.	2,507,223	36,555,311
	Quest Diagnostics, Inc.	58,912	2,907,307
	Schering-Plough Corp.	604,443	10,614,019
*	St. Jude Medical, Inc.	127,976	4,654,487
#	Stryker Corp.	90,072	3,804,641
# *	Tenet Healthcare Corp.	154,360	165,165
*	Thermo Fisher Scientific, Inc.	156,247	5,613,955
	UnitedHealth Group, Inc.	449,099	12,722,975
# *	Varian Medical Systems, Inc.	46,198	1,715,332
*	Waters Corp.	36,554	1,322,158
*	Watson Pharmaceuticals, Inc.	38,896	1,061,083
*	WellPoint, Inc.	189,275	7,845,449
	Wyeth	495,085	21,273,802
# *	Zimmer Holdings, Inc.	83,501	3,039,436
Total Health Care			426,260,448

Industrials — (8.6%)
	3M Co.	257,661	13,859,585
#	Avery Dennison Corp.	39,520	957,570
	B.F. Goodrich Co.	45,771	1,769,507
#	Boeing Co.	272,488	11,528,967
	Burlington Northern Santa Fe Corp.	104,374	6,914,778
#	C.H. Robinson Worldwide, Inc.	62,914	2,892,786
#	Caterpillar, Inc.	224,300	6,919,655
	Cintas Corp.	48,856	1,111,474
#	Cooper Industries, Ltd.	64,443	1,734,161
	CSX Corp.	146,674	4,247,679
#	Cummins, Inc.	74,875	1,795,503
#	Danaher Corp.	95,071	5,317,321
#	Deere & Co.	158,772	5,515,739
#	Dover Corp.	69,147	1,955,477
#	Eaton Corp.	61,314	2,699,042
	Emerson Electric Co.	285,216	9,326,563
	Equifax, Inc.	46,964	1,160,950
#	Expeditors International of Washington, Inc.	78,846	2,192,707
#	Fastenal Co.	48,048	1,642,281
	FedEx Corp.	115,728	5,895,184

6

#	Flowserve Corp.	21,023	1,120,736
#	Fluor Corp.	67,488	2,625,283
	General Dynamics Corp.	144,956	8,223,354
	General Electric Co.	3,905,431	47,372,878
#	Honeywell International, Inc.	270,054	8,860,472
#	Illinois Tool Works, Inc.	146,350	4,779,791
# *	Ingersoll-Rand Co., Ltd. Class A	118,533	1,921,420
#	ITT Industries, Inc.	67,519	3,057,260
# *	Jacobs Engineering Group, Inc.	45,684	1,766,600
	L-3 Communications Holdings, Inc.	44,395	3,508,093
	Lockheed Martin Corp.	123,795	10,156,142
#	Masco Corp.	133,821	1,046,480
*	Monster Worldwide, Inc.	45,816	421,965
#	Norfolk Southern Corp.	137,680	5,281,405
	Northrop Grumman Corp.	121,566	5,849,756
#	Paccar, Inc.	134,854	3,558,797
	Pall Corp.	43,904	1,144,577
	Parker Hannifin Corp.	59,920	2,289,543
	Pitney Bowes, Inc.	76,643	1,706,073
	Precision Castparts Corp.	51,840	3,367,008
	R. R. Donnelley & Sons Co.	76,225	743,956
	Raytheon Co.	153,961	7,793,506
	Republic Services, Inc.	119,372	3,086,960
#	Robert Half International, Inc.	57,686	977,778
#	Rockwell Automation, Inc.	52,613	1,370,043
	Rockwell Collins, Inc.	58,863	2,217,958
	Ryder System, Inc.	20,679	698,537
	Southwest Airlines Co.	275,050	1,933,602
# *	Stericycle, Inc.	31,816	1,556,439
#	Textron, Inc.	89,646	809,503
	The Dun & Bradstreet Corp.	20,046	1,523,496
#	The Manitowoc Co., Inc.	48,467	266,569
	Tyco International, Ltd.	175,849	3,696,346
	Union Pacific Corp.	188,305	8,245,876
	United Parcel Service, Inc.	370,038	15,722,915
#	United Technologies Corp.	353,467	16,962,881
#	W.W. Grainger, Inc.	24,041	1,753,791
#	Waste Management, Inc.	182,408	5,689,306
Total Industrials			282,544,024

Information Technology — (13.0%)
*	Adobe Systems, Inc.	197,425	3,812,277
# *	Advanced Micro Devices, Inc.	226,253	495,494
*	Affiliated Computer Services, Inc. Class A	36,272	1,663,434
*	Agilent Technologies, Inc.	130,140	2,352,931
# *	Akamai Technologies, Inc.	62,885	847,690
	Altera Corp.	110,568	1,700,536
#	Amphenol Corp.	65,359	1,709,138
#	Analog Devices, Inc.	108,273	2,163,295
*	Apple, Inc.	330,532	29,790,849
#	Applied Materials, Inc.	498,869	4,674,403
# *	Autodesk, Inc.	84,140	1,393,358
#	Automatic Data Processing, Inc.	188,844	6,860,703
# *	BMC Software, Inc.	69,719	1,765,982
# *	Broadcom Corp.	165,141	2,617,485

7

#	CA, Inc.	146,462	2,634,851
# *	Ciena Corp.	33,582	209,552
*	Cisco Sytems, Inc.	2,177,094	32,591,097
*	Citrix Systems, Inc.	67,543	1,421,105
# *	Cognizant Technology Solutions Corp.	108,271	2,027,916
*	Computer Sciences Corp.	56,325	2,075,013
# *	Compuware Corp.	91,653	595,745
*	Convergys Corp.	45,386	341,757
#	Corning, Inc.	577,944	5,843,014
# *	Dell, Inc.	643,467	6,112,937
# *	eBay, Inc.	398,836	4,794,009
# *	Electronic Arts, Inc.	119,312	1,842,177
# *	EMC Corp.	758,812	8,377,284
	Fidelity National Information Services, Inc.	70,645	1,123,962
*	Fiserv, Inc.	59,548	1,890,649
# *	FLIR Systems, Inc.	51,655	1,289,825
# *	Google, Inc.	88,946	30,110,889
	Harris Corp.	50,045	2,166,448
#	Hewlett-Packard Co.	910,648	31,645,018
	Intel Corp.	2,068,116	26,678,696
#	International Business Machines Corp.	499,536	45,782,474
*	Intuit, Inc.	119,007	2,695,509
# *	Iron Mountain, Inc.	66,740	1,365,500
#	Jabil Circuit, Inc.	78,325	455,852
*	JDS Uniphase Corp.	81,744	296,731
# *	Juniper Networks, Inc.	196,307	2,779,707
#	KLA-Tencor Corp.	62,786	1,258,231
# *	Lexmark International, Inc.	29,150	690,272
#	Linear Technology Corp.	82,444	1,930,838
# *	LSI Corp.	239,861	762,758
*	McAfee, Inc.	56,755	1,730,460
*	MEMC Electronic Materials, Inc.	83,457	1,135,015
#	Microchip Technology, Inc.	67,632	1,282,979
# *	Micron Technology, Inc.	283,987	1,056,432
	Microsoft Corp.	2,844,568	48,642,113
#	Molex, Inc.	52,373	700,227
	Motorola, Inc.	842,693	3,733,130
	National Semiconductor Corp.	72,534	735,495
# *	NetApp, Inc.	122,763	1,820,575
*	Novell, Inc.	128,375	474,988
# *	Novellus Systems, Inc.	36,314	500,770
# *	Nvidia Corp.	199,695	1,587,575
# *	Oracle Corp.	1,456,600	24,514,578
#	Paychex, Inc.	119,396	2,900,129
# *	QLogic Corp.	47,567	538,458
	QUALCOMM, Inc.	615,553	21,267,356
# *	Salesforce.com, Inc.	39,012	1,038,109
# *	Sandisk Corp.	84,046	960,646
# *	Sun Microsystems, Inc.	274,627	1,142,448
*	Symantec Corp.	310,853	4,765,376
*	Tellabs, Inc.	147,995	611,219
# *	Teradata Corp.	65,442	859,253
*	Teradyne, Inc.	62,946	302,770
#	Texas Instruments, Inc.	482,048	7,206,618
	Total System Services, Inc.	73,186	926,535

8

# *	VeriSign, Inc.	72,147	1,393,159
	Western Union Co.	266,071	3,634,530
	Xerox Corp.	321,855	2,137,117
#	Xilinx, Inc.	101,844	1,716,071
# *	Yahoo!, Inc.	515,993	6,052,598
Total Information Technology			429,004,120

Materials — (2.4%)
#	Air Products & Chemicals, Inc.	77,922	3,919,477
#	AK Steel Holding Corp.	41,649	336,107
#	Alcoa, Inc.	297,581	2,318,156
#	Allegheny Technologies, Inc.	35,804	790,910
#	Ball Corp.	35,171	1,348,456
	Bemis Co., Inc.	37,060	836,444
#	CF Industries Holdings, Inc.	21,141	993,627
	Dow Chemical Co.	343,488	3,981,026
#	du Pont (E.I.) de Nemours & Co.	335,523	7,703,608
#	Eastman Chemical Co.	26,973	699,949
#	Ecolab, Inc.	62,339	2,117,032
	Freeport-McMoRan Copper & Gold, Inc. Class B	140,422	3,530,209
#	International Flavors & Fragrances, Inc.	29,242	836,906
	International Paper Co.	158,976	1,449,861
	MeadWestavco Corp.	63,512	739,280
	Monsanto Co.	203,739	15,496,388
#	Newmont Mining Corp.	168,919	6,719,598
#	Nucor Corp.	116,735	4,761,621
*	Owens-Illinois, Inc.	62,095	1,179,805
*	Pactiv Corp.	48,855	1,056,245
#	PPG Industries, Inc.	61,058	2,294,560
#	Praxair, Inc.	114,670	7,139,354
	Rohm & Haas Co.	46,451	2,563,631
	Sealed Air Corp.	58,701	795,399
#	Sigma-Aldrich Corp.	46,610	1,681,689
#	Titanium Metals Corp.	31,640	223,062
#	United States Steel Corp.	43,227	1,298,107
#	Vulcan Materials Co.	40,954	2,025,585
#	Weyerhaeuser Co.	78,563	2,147,912
Total Materials			80,984,004

Real Estate Investment Trusts — (0.7%)
#	Apartment Investment & Management Co. Class A	43,929	390,529
#	AvalonBay Communities, Inc.	28,671	1,485,445
#	Boston Properties, Inc.	44,918	1,944,949
	Developers Diversified Realty Corp.	44,723	214,670
#	Equity Residential	101,145	2,420,400
	HCP, Inc.	93,943	2,192,630
#	Host Marriott Corp.	194,298	1,045,323
#	Kimco Realty Corp.	85,149	1,224,443
#	Plum Creek Timber Co., Inc.	62,017	1,908,263
#	ProLogis	98,779	988,778
#	Public Storage	46,609	2,883,699
#	Simon Property Group, Inc.	83,962	3,608,687
#	Vornado Realty Trust	51,079	2,595,324
Total Real Estate Investment Trusts			22,903,140

9

Telecommunication Services — (3.0%)
# *	American Tower Corp.	147,501	4,475,180
	AT&T, Inc.	2,191,192	53,947,147
#	CenturyTel, Inc.	37,233	1,010,504
	Embarq Corp.	52,849	1,887,766
#	Frontier Communications Corp.	115,756	938,781
#	Qwest Communications International, Inc.	544,710	1,753,966
*	Sprint Nextel Corp.	1,062,242	2,581,248
	Verizon Communications, Inc.	1,056,175	31,547,947
	Windstream Corp.	163,389	1,418,217
Total Telecommunication Services			99,560,756

Utilities — (3.7%)
# *	AES Corp.	250,146	1,978,655
#	Allegheny Energy, Inc.	62,858	2,089,400
#	Ameren Corp.	78,623	2,614,215
#	American Electric Power Co., Inc.	150,053	4,704,162
#	CenterPoint Energy, Inc.	127,968	1,712,212
#	CMS Energy Corp.	84,110	988,293
#	Consolidated Edison, Inc.	101,743	4,146,027
#	Constellation Energy Group	74,054	1,947,620
	Dominion Resources, Inc.	216,158	7,604,438
#	DTE Energy Co.	60,616	2,091,252
	Duke Energy Corp.	470,471	7,127,636
# *	Dynegy, Inc.	188,049	396,783
	Edison International	121,145	3,945,693
#	Entergy Corp.	70,398	5,375,591
#	Equitable Resources, Inc.	48,660	1,665,632
#	Exelon Corp.	244,634	13,264,055
#	FirstEnergy Corp.	113,346	5,666,167
#	FPL Group, Inc.	151,976	7,834,363
#	Integrys Energy Group, Inc.	28,415	1,186,326
#	Nicor, Inc.	16,802	574,796
#	NiSource, Inc.	101,971	987,079
	Pepco Holdings, Inc.	80,392	1,431,782
	PG&E Corp.	134,224	5,190,442
#	Pinnacle West Capital Corp.	37,485	1,254,623
	PPL Corp.	139,436	4,275,108
#	Progress Energy, Inc.	97,822	3,787,668
	Public Service Enterprise Group, Inc.	188,180	5,940,843
	Questar Corp.	64,487	2,191,268
	SCANA Corp.	43,695	1,498,302
	Sempra Energy	90,589	3,971,422
	Southern Co.	288,011	9,633,968
	TECO Energy, Inc.	79,118	950,207
#	Wisconsin Energy Corp.	43,473	1,938,026
#	Xcel Energy, Inc.	166,968	3,082,229
Total Utilities			123,046,283

TOTAL COMMON STOCKS			2,672,684,962

10

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $67,470,000 FNMA 5.50%, 05/01/37, valued at $60,119,814) to be repurchased at $59,231,938	$59,231	59,231,000

		Shares
SECURITIES LENDING COLLATERAL — (17.2%)
§ @	DFA Short Term Investment Fund LP	563,765,296	563,765,296

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $6,118,104 FHLMC 5.500%, 07/01/37, valued at $5,477,718) to be repurchased at $5,318,301	$5,318	5,318,172

TOTAL SECURITIES LENDING COLLATERAL			569,083,468

TOTAL INVESTMENTS - (100.0%)
(Cost $3,888,993,470)##			$3,300,999,430

11

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

	Face
	Amount^	Value†
	(000)
AUSTRALIA — (4.2%)
BONDS — (4.2%)
Australia & New Zealand Banking Group, Ltd.
(u) 4.875%, 11/08/10	3,258	$3,243,010
General Electric Capital Australia
6.250%, 03/30/09	5,000	3,166,338
TOTAL — AUSTRALIA		6,409,348

CANADA — (4.2%)
BONDS — (4.2%)
Canada Mortgage & Housing Corp.
(u) 4.800%, 10/01/10	2,000	2,072,418
Ontario, Province of
(u) 3.125%, 09/08/10	4,300	4,341,418
TOTAL — CANADA		6,413,836

GERMANY — (2.7%)
BONDS — (2.7%)
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 3.250%, 10/29/10	4,000	4,095,740

NETHERLANDS — (3.1%)
BONDS — (3.1%)
Deutsche Bahn Finance Bv
(u) 5.125%, 01/05/11	4,500	4,690,273

SPAIN — (2.9%)
BONDS — (2.9%)
Instituto de Credito Oficial
(u) 4.625%, 10/26/10	4,200	4,382,192

SWEDEN — (3.2%)
BONDS — (3.2%)
Svensk Exportkredit AB
(u) 4.000%, 06/15/10	4,700	4,812,701

UNITED KINGDOM — (1.7%)
BONDS — (1.7%)
BP Capital Markets P.L.C.
(u) 4.875%, 03/15/10	2,500	2,537,980

1

UNITED STATES — (78.0%)
AGENCY OBLIGATIONS — (35.1%)
Federal Farm Credit Bank
2.750%, 05/04/10	3,600	3,667,774
Federal Home Loan Bank
4.250%, 06/11/10	6,900	7,174,268
3.500%, 07/16/10	6,300	6,449,719
4.375%, 10/22/10	7,000	7,333,123
1.625%, 01/21/11	5,000	4,988,220
Federal Home Loan Bank Discount Notes
0.220%, 04/22/09	17,000	16,991,415
(y) 0.532%, 04/22/09	3,000	2,998,485
Federal National Mortgage Association
2.375%, 05/20/10	3,500	3,553,942
TOTAL AGENCY OBLIGATIONS		53,156,946

BONDS — (27.5%)
Citigroup Funding, Inc. Floating Rate Note
(r) 5.449%, 10/22/09	4,000	3,887,876
CME Group, Inc. Floating Rate Note
(r) 3.300%, 08/06/10	6,000	5,996,064
Georgia Power Co. Floating Rate Note
(r) 3.400%, 03/17/10	5,500	5,495,452
John Deere Capital Corp. Floating Rate Note
(r) 3.530%, 02/26/10	6,000	5,845,596
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	5,800	5,772,143
Paccar Financial Corp. Floating Rate Note
(r) 4.966%, 09/21/09	2,500	2,485,510
Regions Bank
2.750%, 12/10/10	4,000	4,086,348
Wal-Mart Stores, Inc.
6.875%, 08/10/09	4,000	4,106,952
Wells Fargo Bank & Co.
4.625%, 08/09/10	4,000	3,995,520
TOTAL BONDS		41,671,461

COMMERCIAL PAPER — (6.8%)
Novartis Finance Corp.
0.180%, 02/02/09	4,500	4,499,891
Societe Generale North America
3.100%, 05/01/09	2,000	1,994,105
Westpac Banking Corp.
3.020%, 09/04/09	3,800	3,764,038
TOTAL COMMERCIAL PAPER		10,258,034

COMMON STOCKS — (2.4%)
SPDR Trust Series I	44,100	3,652,803

2

	Shares
TEMPORARY CASH INVESTMENTS — (6.2%)

BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,443,900	9,443,900

TOTAL INVESTMENTS - (100.0%) (Cost $152,814,372)##		$151,525,214

3

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (82.0%)
Consumer Discretionary — (11.9%)
*	Ascent Media Corp.	50,869	$1,326,664
* #	AutoNation, Inc.	307,114	2,850,018
#	Carnival Corp.	2,010,498	36,570,959
#	CBS Corp. Class B	5,590,306	31,976,550
	Comcast Corp. Class A	12,216,542	178,972,340
#	Comcast Corp. Special Class A	3,259,343	45,239,681
*	Discovery Communications, Inc. (25470F104)	499,995	7,249,927
*	Discovery Communications, Inc. (25470F302)	499,995	7,189,928
	Disney (Walt) Co.	1,203,134	24,880,811
*	Dr Pepper Snapple Group, Inc.	150,000	2,467,500
#	Eastman Kodak Co.	664,034	3,008,074
* #	Expedia, Inc.	1,137,251	10,155,651
#	Foot Locker, Inc.	217,516	1,600,918
#	Fortune Brands, Inc.	657,410	21,037,120
#	Gannett Co., Inc.	915,685	5,283,502
* #	Goodyear Tire & Rubber Co.	547,002	3,375,002
#	Hearst-Argyle Television, Inc.	262,298	1,033,454
#	J.C. Penney Co., Inc.	758,166	12,699,280
#	Johnson Controls, Inc.	1,097,434	13,728,899
#	Leggett & Platt, Inc.	684,328	8,547,257
* #	Liberty Global, Inc. Class A	304,305	4,433,724
* #	Liberty Global, Inc. Series C	333,205	4,771,496
*	Liberty Media Corp. - Entertainment Class A	3,644,396	66,874,667
*	Liberty Media Holding Corp. Capital Class A	59,524	326,787
*	Liberty Media Holding Corp. Interactive Class A	4,162,762	13,071,073
#	Macy’s, Inc.	1,710,230	15,306,559
* #	Mohawk Industries, Inc.	397,617	12,767,482
	News Corp. Class A	1,101,131	7,036,227
#	News Corp. Class B	698,662	5,058,313
#	Royal Caribbean Cruises, Ltd.	544,275	3,532,345
* #	Sears Holdings Corp.	466,525	19,090,203
#	Service Corp. International	435,123	1,979,810
#	Snap-On, Inc.	69,178	2,087,792
*	Ticketmaster Entertainment, Inc.	73,729	438,688
* #	Time Warner Cable, Inc.	703,483	13,105,888
#	Time Warner, Inc.	17,969,180	167,652,449
* #	Toll Brothers, Inc.	904,000	15,386,080
*	TRW Automotive Holdings Corp.	49,869	154,095
#	Tyco Electronics, Ltd.	1,547,828	21,917,244
#	Washington Post Co.	10,000	3,905,600
#	Whirlpool Corp.	322,215	10,771,647
	Wyndham Worldwide Corp.	277,575	1,701,535
Total Consumer Discretionary			810,563,239

1

Consumer Staples — (6.4%)
#	Archer-Daniels-Midland Co.	1,219,060	33,377,863
	Coca-Cola Enterprises, Inc.	3,434,383	38,568,121
	ConAgra, Inc.	515,765	8,819,582
* #	Constellation Brands, Inc. Class A	851,502	12,363,809
	Corn Products International, Inc.	439,826	10,181,972
	CVS Caremark Corp.	2,754,243	74,034,052
	J.M. Smucker Co.	397,802	17,960,760
	Kraft Foods, Inc.	5,633,321	158,014,654
#	Molson Coors Brewing Co.	755,890	30,439,690
	PepsiAmericas, Inc.	521,775	8,416,231
* #	Smithfield Foods, Inc.	360,420	4,278,185
#	SUPERVALU, Inc.	1,510,542	26,494,907
#	Tyson Foods, Inc. Class A	1,991,059	17,620,872
Total Consumer Staples			440,570,698

Energy — (13.2%)
	Anadarko Petroleum Corp.	3,342,977	122,820,975
#	Apache Corp.	2,016,277	151,220,775
#	Chesapeake Energy Corp.	2,496,221	39,465,254
#	Cimarex Energy Co.	406,047	10,086,207
	ConocoPhillips	4,787,366	227,543,506
	Devon Energy Corp.	1,962,942	120,917,227
#	ENSCO International, Inc.	614,773	16,820,189
* #	Forest Oil Corp.	467,500	7,012,500
#	Helmerich & Payne, Inc.	17,866	401,270
	Marathon Oil Corp.	3,087,935	84,084,470
#	Murphy Oil Corp.	250,000	11,045,000
* #	Newfield Exploration Co.	650,516	12,483,402
#	Noble Energy, Inc.	419,300	20,516,349
#	Patterson-UTI Energy, Inc.	269,500	2,576,420
#	Pioneer Natural Resources Co.	650,933	9,529,659
* #	Pride International, Inc.	644,204	10,384,568
#	Rowan Companies, Inc.	456,566	5,780,126
#	Tidewater, Inc.	273,715	11,389,281
#	Valero Energy Corp.	1,450,295	34,981,115
Total Energy			899,058,293

Financials — (22.7%)
* #	Allegheny Corp.	36,122	9,840,716
#	Allstate Corp.	2,540,615	55,055,127
#	American Capital, Ltd.	162,015	463,363
	American Financial Group, Inc.	868,200	14,742,036
#	American National Insurance Co.	70,452	3,934,744
#	Associated Banc-Corp.	238,410	3,731,117
#	Assurant, Inc.	218,809	5,776,558
	Banco Santander SA Sponsored ADR	696,166	5,457,943
	Bank of America Corp.	10,552,600	69,436,108
	Bank of New York Mellon Corp.	1,972,678	50,776,732
#	BB&T Corp.	195,091	3,860,851
#	BlackRock, Inc.	116,298	12,653,222
#	Capital One Financial Corp.	1,668,884	26,435,123
#	Chubb Corp.	1,620,173	68,986,966
#	Cincinnati Financial Corp.	1,305,789	28,635,953

2

#	Citigroup, Inc.	1,838,237	6,525,741
#	CME Group, Inc.	119,537	20,788,680
#	CNA Financial Corp.	1,896,282	22,053,760
#	Comerica, Inc.	456,408	7,603,757
#	Discover Financial Services	1,973,030	14,107,165
#	Everest Re Group, Ltd.	50,000	3,150,000
	Fidelity National Financial, Inc.	935,959	13,683,721
#	Fifth Third Bancorp	1,134,874	2,712,349
	First American Corp.	672,080	14,678,227
#	Fulton Financial Corp.	8,369	58,750
#	Hanover Insurance Group, Inc.	382,166	15,447,150
#	Hartford Financial Services Group, Inc.	1,274,698	16,775,026
#	HCC Insurance Holdings, Inc.	467,789	10,950,940
#	Janus Capital Group, Inc.	687,391	3,608,803
	JPMorgan Chase & Co.	7,877,870	200,964,464
#	KeyCorp	1,129,300	8,221,304
#	Legg Mason, Inc.	289,947	4,656,549
* #	Leucadia National Corp.	93,873	1,494,458
#	Lincoln National Corp.	1,308,073	19,791,144
	Loews Corp.	3,340,744	81,514,154
#	M&T Bank Corp.	440,052	17,122,423
#	Marsh & McLennan Companies, Inc.	156,666	3,028,354
#	Marshall & Ilsley Corp.	719,200	4,106,632
#	Mercury General Corp.	156,425	6,059,905
#	MetLife, Inc.	5,000,810	143,673,271
#	Morgan Stanley	2,999,997	60,689,939
#	New York Community Bancorp, Inc.	2,223,800	29,465,350
#	NYSE Euronext, Inc.	411,721	9,057,862
#	Odyssey Re Holdings Corp.	345,255	16,244,248
#	Old Republic International Corp.	1,751,854	18,079,133
	PNC Financial Services Group, Inc.	185,163	6,021,501
#	Principal Financial Group, Inc.	1,166,479	19,351,887
#	Prudential Financial, Inc.	1,829,600	47,112,200
#	Regions Financial Corp.	594,200	2,055,932
#	Reinsurance Group of America, Inc.	966,040	34,420,005
#	StanCorp Financial Group, Inc.	215,280	5,558,530
#	SunTrust Banks, Inc.	1,195,360	14,655,114
#	Synovus Financial Corp.	732,800	2,901,888
#	The Goldman Sachs Group, Inc.	245,800	19,843,434
	The Travelers Companies, Inc.	5,075,909	196,133,124
	Transatlantic Holdings, Inc.	213,349	6,859,170
	Unum Group	1,904,389	26,966,148
#	W. R. Berkley Corp.	667,640	17,679,107
#	Wesco Financial Corp.	18,700	5,640,107
	White Mountains Insurance Group, Ltd.	25,488	6,155,352
#	Zions Bancorporation	296,120	4,418,110
Total Financials			1,551,871,427

Health Care — (2.8%)
	Aetna, Inc.	134,258	4,161,998
*	Boston Scientific Corp.	1,063,980	9,437,503
* #	Community Health Systems, Inc.	210,554	3,924,727
*	Hologic, Inc.	91,182	1,075,036
* #	Humana, Inc.	137,246	5,205,741
*	King Pharmaceuticals, Inc.	1,215,010	10,619,187

3

#	Omnicare, Inc.	582,523	16,287,343
#	PerkinElmer, Inc.	216,000	2,725,920
* #	Tenet Healthcare Corp.	272,010	291,051
* #	Thermo Fisher Scientific, Inc.	418,500	15,036,705
	UnitedHealth Group, Inc.	453,521	12,848,250
* #	Watson Pharmaceuticals, Inc.	665,300	18,149,384
*	WellPoint, Inc.	2,193,022	90,900,762
Total Health Care			190,663,607

Industrials — (11.2%)
#	Burlington Northern Santa Fe Corp.	2,178,273	144,310,586
#	CSX Corp.	2,309,804	66,891,924
#	FedEx Corp.	838,793	42,728,115
* #	Kansas City Southern	206,873	3,756,814
	KBR, Inc.	100,000	1,416,000
#	Masco Corp.	1,358,358	10,622,360
#	Norfolk Southern Corp.	3,154,102	120,991,353
#	Northrop Grumman Corp.	2,159,682	103,923,898
#	Parker Hannifin Corp.	33,891	1,294,975
#	Pentair, Inc.	273,920	6,264,550
#	R. R. Donnelley & Sons Co.	769,772	7,512,975
#	Raytheon Co.	351,905	17,813,431
	Republic Services, Inc.	396,651	10,257,395
#	Ryder System, Inc.	338,705	11,441,455
	Southwest Airlines Co.	5,076,220	35,685,827
#	Timken Co.	463,387	6,899,832
	Tyco International, Ltd.	321,600	6,760,032
#	Union Pacific Corp.	3,566,600	156,181,414
* #	URS Corp.	220,435	7,505,812
Total Industrials			762,258,748

Information Technology — (3.6%)
*	Arrow Electronics, Inc.	448,400	8,550,988
*	Avnet, Inc.	891,167	17,662,930
*	Computer Sciences Corp.	1,361,543	50,159,244
#	Fidelity National Information Services, Inc.	935,123	14,877,807
*	IAC/InterActiveCorp	1,030,725	15,151,658
* #	Ingram Micro, Inc.	1,316,268	16,150,608
#	Intersil Corp.	204,149	1,900,627
#	Lender Processing Services, Inc.	77,811	2,016,861
* #	Micron Technology, Inc.	3,840,357	14,286,128
#	Motorola, Inc.	5,850,404	25,917,290
* #	Sandisk Corp.	136,000	1,554,480
* #	Sun Microsystems, Inc.	519,425	2,160,808
* #	Symantec Corp.	3,031,876	46,478,659
*	Tellabs, Inc.	1,931,218	7,975,930
	Xerox Corp.	3,665,156	24,336,636
Total Information Technology			249,180,654

Materials — (2.0%)
#	Alcoa, Inc.	1,172,708	9,135,395
	Ashland, Inc.	112,674	903,645
	Bemis Co., Inc.	227,000	5,123,390
* #	Domtar Corp.	3,086,136	4,598,343
#	Dow Chemical Co.	3,647,149	42,270,457

4

#	International Paper Co.	1,709,245	15,588,314
#	Lubrizol Corp.	296,900	10,130,228
	MeadWestavco Corp.	1,154,308	13,436,145
#	Reliance Steel & Aluminum Co.	114,900	2,542,737
*	Rockwood Holdings, Inc.	32,184	241,702
#	Valhi, Inc.	2,701	40,110
#	Valspar Corp.	2,200	38,170
#	Weyerhaeuser Co.	1,105,551	30,225,764
Total Materials			134,274,400

Telecommunication Services — (8.1%)
	AT&T, Inc.	9,749,000	240,020,380
#	CenturyTel, Inc.	504,003	13,678,641
* #	Sprint Nextel Corp.	6,449,998	15,673,495
	Telephone & Data Systems, Inc.	406,797	12,411,376
	Telephone & Data Systems, Inc. Special Shares	174,000	4,715,400
*	United States Cellular Corp.	264,225	11,084,239
#	Verizon Communications, Inc.	8,542,208	255,155,753
Total Telecommunication Services			552,739,284

Utilities — (0.1%)
*	Reliant Energy, Inc.	911,951	4,641,831

TOTAL COMMON STOCKS			5,595,822,181

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $50,815,000 FHLMC 6.50%, 08/01/37, valued at $43,629,168) to be repurchased at $42,981,681	$42,981	42,981,000

		Shares
SECURITIES LENDING COLLATERAL — (17.4%)
§ @	DFA Short Term Investment Fund LP	1,179,835,087	1,179,835,087

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $12,803,828 FHLMC 5.500%, 07/01/37, valued at $11,463,642) to be repurchased at $11,130,018	$11,130	11,129,749

TOTAL SECURITIES LENDING COLLATERAL			1,190,964,836

TOTAL INVESTMENTS - (100.0%)
(Cost $9,690,644,879)##			$6,829,768,017

5

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value †

COMMON STOCKS — (83.8%)
Consumer Discretionary — (11.3%)
* #	1-800-FLOWERS.COM, Inc.	117,556	$295,066
*	4Kids Entertainment, Inc.	220,452	368,155
* #	99 Cents Only Stores	860,786	7,213,387
*	A.C. Moore Arts & Crafts, Inc.	569,331	962,169
*	Acme Communications, Inc.	237,720	57,053
	Acme United Corp.	1,310	9,406
*	AFC Enterprises, Inc.	192,368	923,366
	Aldila, Inc.	56,447	217,321
*	Alloy, Inc.	604,186	3,002,804
* #	Ambassadors International, Inc.	141,166	73,406
* #	AMDL, Inc.	84,737	82,195
#	American Axle & Manufacturing Holdings, Inc.	901,019	982,111
*	American Biltrite, Inc.	820	1,230
#	American Greetings Corp. Class A	1,904,200	8,264,228
*	America’s Car-Mart, Inc.	74,324	675,605
*	AnnTaylor Stores Corp.	266,141	1,309,414
#	Arctic Cat, Inc.	189,614	813,444
	Ark Restaurants Corp.	12,793	133,303
	ArvinMeritor, Inc.	113,800	199,150
#	Asbury Automotive Group, Inc.	552,500	1,977,950
*	Audiovox Corp. Class A	390,974	1,763,293
* #	Avatar Holdings, Inc.	171,717	4,456,056
*	Bakers Footwear Group, Inc.	4,627	1,851
*	Ballantyne of Omaha, Inc.	274,812	398,477
	Barnes & Noble, Inc.	413,640	6,791,969
	Bassett Furniture Industries, Inc.	169,147	556,494
	Beasley Broadcast Group, Inc.	59,761	89,641
#	Beazer Homes USA, Inc.	187,686	193,317
	bebe Stores, Inc.	66,742	377,092
	Belo Corp.	3	6
*	Benihana, Inc.	74,333	173,939
*	Benihana, Inc. Class A	111,244	271,435
	Big 5 Sporting Goods Corp.	171,362	901,364
*	Birks & Mayors, Inc.	23,819	10,480
* #	BJ’s Restaurants, Inc.	194,452	2,158,417
#	Blockbuster, Inc. Class A	1,356,120	1,735,834
*	Blockbuster, Inc. Class B	809,828	680,256
*	Bluegreen Corp.	982,198	1,718,846
	Blyth, Inc.	411,245	1,402,345
	Bob Evans Farms, Inc.	1,322,901	23,230,142

1

#	Bon-Ton Stores, Inc.	143,348	195,670
	Books-A-Million, Inc.	260,870	610,436
	Bowl America, Inc. Class A	24,962	239,635
#	Boyd Gaming Corp.	141,964	682,847
#	Brookfield Homes Corp.	428,624	1,067,274
#	Brown Shoe Company, Inc.	606,698	2,845,414
	Brunswick Corp.	107,092	297,716
*	Build-A-Bear-Workshop, Inc.	284,231	1,193,770
	Building Materials Holding Corp.	53,642	24,675
* #	Cabela’s, Inc.	1,279,540	7,178,219
*	Cache, Inc.	134,970	252,394
* #	California Coastal Communities, Inc.	156,698	197,439
*	California Pizza Kitchen, Inc.	119,580	1,238,849
	Canterbury Park Holding Corp.	19,337	122,210
	Carmike Cinemas, Inc.	209,841	421,780
*	Carriage Services, Inc.	346,880	766,605
*	Carrols Restaurant Group, Inc.	8,987	28,848
*	Casual Male Retail Group, Inc.	468,283	177,948
*	Catalina Lighting, Inc.	21,540	1,400
	Cato Corp. Class A	10,262	135,766
*	Cavalier Homes, Inc.	220,832	300,332
*	Cavco Industries, Inc.	141,763	3,470,358
	Centex Corp.	1,272,997	10,833,204
* #	Champion Enterprises, Inc.	1,029,090	473,381
* ●	Championship Auto Racing Teams, Inc.	4,800	—
*	Charlotte Russe Holding, Inc.	177,485	914,048
* #	Charming Shoppes, Inc.	1,928,800	2,083,104
*	Chico’s FAS, Inc.	850,897	3,369,552
	Christopher & Banks Corp.	390,816	1,516,366
*	Chromcraft Revington, Inc.	15,752	4,489
	Churchill Downs, Inc.	34,067	1,175,652
	Cinemark Holdings, Inc.	139,557	1,103,896
#	Coachmen Industries, Inc.	261,955	379,835
	Coast Distribution System, Inc.	91,616	98,487
	Cobra Electronics Corp.	216,452	264,071
*	Coldwater Creek, Inc.	132,036	372,342
	Collectors Universe, Inc.	117,621	451,665
*	Comstock Homebuilding Companies, Inc.	9,500	2,660
*	Concord Camera Corp.	95,952	244,678
* #	Conn’s, Inc.	215,843	2,624,651
#	Cooper Tire & Rubber Co.	1,174,865	5,486,620
* #	Cosi, Inc.	174,752	57,493
* #	Cost Plus, Inc.	147,462	141,564
	Courier Corp.	18,037	283,361
* #	Cox Radio, Inc.	579,600	2,926,980
#	CPI Corp.	62,120	428,628
#	Cracker Barrel Old Country Store, Inc.	109,079	1,916,518
* #	Crown Media Holdings, Inc.	437,896	722,528
	CSS Industries, Inc.	270,150	4,098,175
*	Culp, Inc.	104,218	195,930
* #	Cumulus Media, Inc. Class A	843,114	1,450,156
*	Cybex International, Inc.	231,960	419,848
*	Cycle Country Accessories Corp.	75,312	31,631
	Decorator Industries, Inc.	17,364	13,197
*	DEI Holdings, Inc.	96,752	21,285
*	dELiA*s, Inc.	231,217	460,122
*	Delta Apparel, Inc.	182,960	713,544
*	Design Within Reach, Inc.	206,662	95,065

2

*	Destination Maternity Corp.	134,910	1,146,735
*	Diedrich Coffee, Inc.	15,901	5,565
	Dillards, Inc. Class A	313,890	1,365,421
#	DineEquity, Inc.	135,384	1,196,795
*	Dixie Group, Inc.	278,488	431,656
* #	Domino’s Pizza, Inc.	189,274	1,266,243
*	Dorman Products, Inc.	423,451	4,230,275
	Dover Motorsports, Inc.	319,398	495,067
* #	Drew Industries, Inc.	25,391	218,870
*	drugstore.com, Inc.	1,089,610	1,078,714
*	Duckwall-ALCO Stores, Inc.	97,600	858,880
	E.W. Scripps Co.	177,688	286,078
*	Einstein Noah Restaurant Group, Inc.	37,991	262,898
*	ELXSI Corp.	27,300	156,975
*	Emerson Radio Corp.	128,283	66,707
#	Emmis Communications Corp. Class A	1,035,650	300,338
* #	Empire Resorts, Inc.	1,800	2,106
* #	Enova Systems, Inc.	63,095	27,762
* #	Escala Group, Inc.	312,991	472,616
	Escalade, Inc.	23,649	11,824
*	Famous Dave’s of America, Inc.	58,261	178,279
	Federal Screw Works	3,125	3,359
	Finish Line, Inc. Class A	1,122,644	5,332,559
	Fisher Communications, Inc.	55,994	853,908
*	Flanigan’s Enterprises, Inc.	3,976	15,149
* #	Fleetwood Enterprises, Inc.	776,745	62,916
	Flexsteel Industries, Inc.	170,853	1,330,945
	Foot Locker, Inc.	2,110,046	15,529,939
	Footstar, Inc.	468,700	1,078,010
*	Franklin Covey Co.	322,233	1,324,378
*	Franklin Electronic Publishers, Inc.	69,820	61,442
*	Frederick’s of Hollywood Group	78,789	29,152
#	Fred’s, Inc.	906,485	9,300,536
	Frisch’s Restaurants, Inc.	26,183	563,196
*	Full House Resorts, Inc.	86,258	93,159
	Furniture Brands International, Inc.	1,054,362	2,161,442
*	GameTech International, Inc.	120,681	150,851
*	Gaming Partners International Corp.	78,836	540,815
* #	Gander Mountain Co.	281,042	578,947
*	Gaylord Entertainment Co.	75,217	797,300
* #	Genesco, Inc.	245,637	3,782,810
*	Gentek, Inc.	3,563	48,635
*	G-III Apparel Group, Ltd.	55,156	303,358
*	Global Entertainment Corp.	580	429
*	Gottschalks, Inc.	293,879	29,388
#	Gray Television, Inc.	1,415,707	467,183
	Gray Television, Inc. Class A	21,067	22,752
*	Great Wolf Resorts, Inc.	223,214	430,803
#	Group 1 Automotive, Inc.	543,660	5,420,290
*	Hampshire Group, Ltd.	41,080	146,861
#	Handleman Co.	659,277	92,299
*	Harris Interactive, Inc.	859,841	429,920
#	Harte-Hanks, Inc.	204,660	1,289,358
*	Hartmarx Corp.	431,022	11,853
*	Hastings Entertainment, Inc.	328,256	837,053

3

#	Haverty Furniture Co., Inc.	547,000	4,386,940
	Haverty Furniture Co., Inc. Class A	1,262	10,071
*	Hayes Lemmerz International, Inc.	1,093,166	98,385
	Hearst-Argyle Television, Inc.	188,845	744,049
	Heelys, Inc.	60,428	123,273
*	Helen of Troy, Ltd.	682,954	7,150,528
*	Hollywood Media Corp.	715,381	701,073
	Hooker Furniture Corp.	7,894	63,784
* #	Hot Topic, Inc.	244,503	2,088,056
* #	Hovnanian Enterprises, Inc. Class A	962,230	1,626,169
*	Iconix Brand Group, Inc.	182,602	1,510,119
*	ILX Resorts, Inc.	49,317	26,138
	Interface, Inc. Class A	46,130	188,210
*	Interstate Hotels & Resorts, Inc.	358,001	179,000
*	Isle of Capri Casinos, Inc.	490,382	1,387,781
*	J. Alexander’s Corp.	103,200	258,000
	Jackson Hewitt Tax Service, Inc.	299,750	3,968,690
*	Jaclyn, Inc.	40,909	130,091
* #	JAKKS Pacific, Inc.	863,920	15,844,293
* #	Jarden Corp.	1,990,911	20,765,202
*	Jennifer Convertibles, Inc.	79,107	27,687
* #	Jo-Ann Stores, Inc.	797,052	10,178,354
	Johnson Outdoors, Inc.	186,620	1,416,446
	Jones Apparel Group, Inc.	1,689,828	5,846,805
	Journal Communications, Inc. Class A	178,855	320,150
#	KB HOME	964,444	10,290,617
	Kenneth Cole Productions, Inc. Class A	403,745	2,579,931
	Kimball International, Inc. Class B	386,389	2,662,220
* #	Kirkland’s, Inc.	374,768	985,640
* #	Knology, Inc.	280,441	1,318,073
*	Kona Grill, Inc.	63,930	108,681
* #	Krispy Kreme Doughnuts, Inc.	486,964	676,880
#	K-Swiss, Inc. Class A	166,639	1,786,370
	LaCrosse Footwear, Inc.	3,138	33,765
*	Lakeland Industries, Inc.	137,185	1,057,696
*	Lakes Entertainment, Inc.	300,664	889,965
#	Landry’s Restaurants, Inc.	658,635	4,254,782
*	Lazare Kaplan International, Inc.	134,961	499,356
#	La-Z-Boy, Inc.	902,969	875,880
#	Lee Enterprises, Inc.	452,502	140,276
	Lennar Corp. Class A	102,710	789,840
#	Libbey, Inc.	512,233	635,169
*	Liberty Media Holding Corp. Capital Class A	73,578	403,943
*	Liberty Media Holding Corp. Capital Class B	2,989	14,706
* #	Life Time Fitness, Inc.	89,500	1,325,495
	Lifetime Brands, Inc.	179,888	314,804
*	LIN TV Corp.	481,474	337,032
#	Lithia Motors, Inc. Class A	323,968	991,342
*	Live Nation, Inc.	638,455	3,339,120
	Liz Claiborne, Inc.	231,496	509,291
* #	Lodgenet Entertainment Corp.	301,459	286,386
*	Lodgian, Inc.	359,119	664,370
*	Luby’s, Inc.	358,080	1,625,683
#	M/I Homes, Inc.	84,168	744,045
*	Mace Security International, Inc.	183,086	137,314

4

* #	Magna Entertainment Corp.	4,219	3,122
* #	MarineMax, Inc.	345,285	607,702
* #	Martha Stewart Living Omnimedia, Inc.	15,754	36,864
*	McCormick & Schmick’s Seafood Restaurants, Inc.	50,913	179,723
	McRae Industries, Inc. Class A	30,453	385,230
#	MDC Holdings, Inc.	191,888	5,879,448
*	Meade Instruments Corp.	319,186	54,262
#	Media General, Inc. Class A	507,295	989,225
*	Mediacom Communications Corp.	216,570	1,169,478
*	Merisel, Inc.	3,600	2,700
*	Meritage Homes Corp.	722,687	7,964,011
*	Midas, Inc.	18,739	163,966
	Modine Manufacturing Co.	667,263	1,828,301
	Monaco Coach Corp.	493,046	285,967
*	Monarch Casino & Resort, Inc.	37,274	381,686
* #	Morgans Hotel Group	326,297	1,190,984
*	Morton’s Restaurant Group, Inc.	55,811	100,460
*	Motorcar Parts of America, Inc.	26,701	122,825
	Movado Group, Inc.	335,481	2,576,494
* #	MTR Gaming Group, Inc.	410,212	615,318
*	Multimedia Games, Inc.	365,250	624,577
#	National CineMedia, Inc.	54,126	545,590
	National Presto Industries, Inc.	94,326	6,333,048
	Nautilus Group, Inc.	185,759	258,205
*	Navarre Corp.	239,833	115,120
*	Nevada Gold & Casinos, Inc.	152,348	117,308
	New Frontier Media, Inc.	308,544	509,098
*	New Motion, Inc.	105,027	115,530
*	New York & Co., Inc.	59,600	118,008
*	Nitches, Inc.	7,827	1,800
*	Nobel Learning Communities, Inc.	17,785	240,809
	Nobility Homes, Inc.	1,782	13,561
#	Noble International, Ltd.	278,117	91,779
*	NTN Communications, Inc.	161,432	27,443
#	Nutri/System, Inc.	100,704	1,298,075
*	Office Depot, Inc.	356,529	770,103
	OfficeMax, Inc.	572,547	3,154,734
*	Orange 21, Inc.	1,559	1,200
*	Orbitz Worldwide, Inc.	50,628	151,884
#	Orleans Homebuilders, Inc.	131,309	157,571
	O’Charleys, Inc.	384,581	961,452
*	Outdoor Channel Holdings, Inc.	173,338	1,055,628
	Oxford Industries, Inc.	276,963	1,844,574
*	P & F Industries, Inc. Class A	6,906	8,978
* #	Pacific Sunwear of California, Inc.	342,029	427,536
* #	Palm Harbor Homes, Inc.	248,545	879,849
*	PC Mall, Inc.	18,541	73,608
#	Penske Automotive Group, Inc.	2,124,114	15,760,926
*	Perry Ellis International, Inc.	435,339	1,671,702
	Phillips-Van Heusen Corp.	276,950	5,267,589
*	Phoenix Footwear Group, Inc.	109,276	33,876
#	Pier 1 Imports, Inc.	636,460	222,761
* #	Pinnacle Entertainment, Inc.	359,900	2,440,122
* #	Playboy Enterprises, Inc. Class A	14,464	44,838
* #	Playboy Enterprises, Inc. Class B	399,506	691,145

5

* #	PokerTek, Inc.	46,506	53,482
*	Pomeroy IT Solutions, Inc.	205,838	619,572
* #	Premier Exhibitions, Inc.	322,943	364,926
	PRIMEDIA, Inc.	464,958	827,625
*	Proliance International, Inc.	179,022	91,301
*	Q.E.P. Co., Inc.	42,317	54,166
*	Quantum Fuel Systems Technologies Worldwide, Inc.	418,216	359,666
*	Quiksilver, Inc.	567,379	1,191,496
*	Radio One, Inc. Class D	971,665	330,366
*	Rainmaker Systems, Inc.	230,658	228,351
*	RC2 Corp.	310,699	1,805,161
	RCN Corp.	281,113	1,034,496
* #	Reading International, Inc. Class A	235,518	812,537
*	Reading International, Inc. Class B	26,660	104,640
*	Red Lion Hotels Corp.	546,302	1,218,253
*	Red Robin Gourmet Burgers, Inc.	179,555	2,186,980
*	Regent Communications, Inc.	663,322	112,765
	Regis Corp.	979,155	11,015,494
* #	Rent-A-Center, Inc.	124,250	1,845,112
*	Retail Ventures, Inc.	789,138	1,886,040
*	Rex Stores Corp.	242,450	1,406,210
*	Rick’s Cabaret International, Inc.	99,867	397,471
*	Riviera Holdings Corp.	16,400	45,264
* #	Rockford Corp.	250,500	135,270
* #	Rocky Brands, Inc.	94,210	325,024
*	Rubio’s Restaurants, Inc.	57,208	205,949
#	Ruby Tuesday, Inc.	227,355	281,920
	Russ Berrie & Co., Inc.	163,918	280,300
*	Ruth’s Hospitality Group, Inc.	198,477	224,279
#	Ryland Group, Inc.	837,760	13,069,056
*	S&K Famous Brands, Inc.	76,900	7,305
*	Saga Communications, Inc.	116,718	515,895
#	Saks, Inc.	208,362	525,072
	Salem Communications Corp.	85,812	84,096
#	Sauer-Danfoss, Inc.	36,788	277,382
*	Schieb (Earl), Inc.	73,900	48,404
#	Scholastic Corp.	1,773,991	19,336,502
*	Sealy Corp.	86,805	160,589
#	Service Corp. International	1,482,116	6,743,628
	Shiloh Industries, Inc.	200,218	460,501
*	Shoe Carnival, Inc.	383,391	3,009,619
*	Shuffle Master, Inc.	200,465	679,576
*	Silverleaf Resorts, Inc.	112,636	92,362
	Sinclair Broadcast Group, Inc. Class A	585,995	1,084,091
*	Six Flags, Inc.	1,473,327	441,998
*	Skechers U.S.A., Inc. Class A	275,527	2,744,249
	Skyline Corp.	151,972	3,051,598
* #	Smith & Wesson Holding Corp.	195,374	461,083
	Sonesta International Hotels Corp. Class A	9,266	97,015
* #	Sonic Corp.	179,674	1,750,025
#	Sotheby’s Class A	115,600	1,004,564
* #	Source Interlink Companies, Inc.	1,431,874	157,506
*	Spanish Broadcasting System, Inc.	360,982	61,367
	Spartan Motors, Inc.	384,077	1,666,894
	Speedway Motorsports, Inc.	122,324	1,766,359

6

*	Sport Chalet, Inc. Class A	103,179	36,113
*	Sport Chalet, Inc. Class B	13,427	10,473
*	Sport-Haley, Inc.	61,900	20,427
	Stage Stores, Inc.	791,931	5,662,307
*	Stamps.com, Inc.	36,689	300,116
	Standard Motor Products, Inc.	328,201	771,272
	Standard Pacific Corp.	576,992	813,559
	Stanley Furniture, Inc.	53,969	423,657
	Star Buffet, Inc.	7,100	13,135
	Stein Mart, Inc.	444,231	519,750
*	Steinway Musical Instruments, Inc.	193,653	2,238,629
#	Stewart Enterprises, Inc.	2,838,334	9,707,102
*	Stoneridge, Inc.	453,083	888,043
	Strattec Security Corp.	9,335	91,483
	Sturm Ruger & Co., Inc.	55,891	369,440
#	Superior Industries International, Inc.	624,459	6,413,194
	Superior Uniform Group, Inc.	137,600	1,098,048
*	Syms Corp.	371,865	2,149,380
	Talbots, Inc.	121,200	246,036
	Tandy Brand Accessories, Inc.	200,326	310,505
*	Tandy Leather Factory, Inc.	135,035	227,534
* #	Tarragon Corp.	28,990	609
*	Tenneco Automotive, Inc.	167,423	308,058
* #	The Dress Barn, Inc.	113,814	981,077
#	The Marcus Corp.	558,579	5,770,121
#	The Men’s Wearhouse, Inc.	583,855	6,801,911
	The Pep Boys - Manny, Moe & Jack	1,232,223	3,561,124
*	The Sports Club Co., Inc.	113,300	79,310
*	The Steak n Shake Co.	538,768	3,081,753
* #	The Walking Co Holdings, Inc.	24,077	62,841
*	The Wet Seal, Inc. Class A	122,205	318,955
*	Town Sports International Holdings, Inc.	37,606	74,460
*	Trans World Entertainment Corp.	634,084	519,949
* #	Trump Entertainment Resorts, Inc.	324,387	74,609
*	TRW Automotive Holdings Corp.	49,100	151,719
*	Tuesday Morning Corp.	40,682	48,005
*	Tween Brands, Inc.	205,663	553,233
*	Unifi, Inc.	1,316,483	2,422,329
	Unifirst Corp.	327,100	8,583,104
* #	Universal Technical Institute, Inc.	100,994	1,770,425
*	Valassis Communications, Inc.	273,600	350,208
*	ValueVision Media, Inc. Class A	191,965	47,031
* #	VCG Holding Corp.	205,317	324,401
	Virco Manufacturing Corp.	8,399	17,638
	Visteon Corp.	1,121,079	156,951
* #	Volcom, Inc.	119,207	988,226
*	Voyager Learning Co.	103,000	154,500
*	Warnaco Group, Inc.	170,183	3,852,943
*	Wells-Gardner Electronics Corp.	95,331	60,059
* #	West Marine, Inc.	323,291	1,648,784
*	Westwood One, Inc.	557,704	37,924
	Williams-Sonoma, Inc.	17,654	139,820
#	Winnebago Industries, Inc.	203,595	1,125,880
* #	Woodbridge Holdings Corp.	13,441	11,962
*	WPT Enterprises, Inc.	144,012	48,964
*	Xerium Technologies, Inc.	408	200
* #	Zale Corp.	1,488,264	1,845,447
* #	Zumiez, Inc.	98,938	707,407
Total Consumer Discretionary			566,095,878

7

Consumer Staples — (3.6%)
*	Alliance One International, Inc.	742,392	1,781,741
#	American Italian Pasta Co.	602,170	14,223,255
	Andersons, Inc.	25,342	415,355
	B&G Foods, Inc.	197,763	917,620
*	Bare Escentuals, Inc.	120,697	438,130
*	Bridgford Foods Corp.	39,944	158,977
*	Cagle’s, Inc. Class A	117,292	234,584
*	Caribou Coffee Co.	4,542	6,813
	CCA Industries, Inc.	30,017	92,452
*	Central Garden & Pet Co.	445,453	2,690,536
*	Central Garden & Pet Co. Class A	673,553	4,041,318
#	Chiquita Brands International, Inc.	383,903	5,366,964
	Coffee Holding Co., Inc.	3,123	2,779
*	Collective Brands, Inc.	327,314	3,492,440
*	Craft Brewers Alliance, Inc.	227,240	286,322
*	Cuisine Solutions, Inc.	182,878	117,042
	Del Monte Foods Co.	2,191,479	14,595,250
#	Farmer Brothers Co.	132,817	2,704,154
	Golden Enterprises, Inc.	15,515	35,684
#	Great Atlantic & Pacific Tea, Inc.	100,016	712,114
	Griffin Land & Nurseries, Inc. Class A	36,054	1,238,455
* #	Hain Celestial Group, Inc.	1,303,172	19,834,278
#	Imperial Sugar Co.	286,881	3,258,968
	Ingles Market, Inc. Class A	30,260	431,508
*	Integrated Biopharma, Inc.	154,575	35,552
*	Katy Industries, Inc.	130,300	149,845
#	Mannatech, Inc.	311,857	838,895
*	Maui Land & Pineapple Co., Inc.	33,898	312,879
* #	Medifast, Inc.	20,016	154,924
	MGP Ingredients, Inc.	329,986	182,152
*	Monterey Pasta Co.	632,725	506,180
	Nash-Finch Co.	191,984	8,261,072
*	National Beverage Corp.	9,944	86,612
*	Natural Alternatives International, Inc.	83,770	510,997
* #	Natural Health Trends Corp.	16,052	4,816
	Oil-Dri Corp. of America	109,332	1,754,779
*	Omega Protein Corp.	271,718	1,037,963
*	Pantry, Inc.	251,900	4,189,097
*	Parlux Fragrances, Inc.	432,317	1,210,488
*	Prestige Brands Holdings, Inc.	838,348	5,323,510
	PriceSmart, Inc.	239,376	3,901,829
	Reddy Ice Holdings, Inc.	104,580	169,420
	Reliv’ International, Inc.	65,907	313,058
*	Revlon, Inc.	33,702	199,179
* #	Sanfilippo (John B.) & Son, Inc.	154,804	851,422
*	Scheid Vineyards, Inc.	6,720	164,640
*	Schiff Nutrition International, Inc.	83,098	399,701
	Scope Industries	8,100	850,500
	Seaboard Corp.	18,484	18,576,420

8

*	Seneca Foods Corp. Class A	12,724	258,933
*	Seneca Foods Corp. Class B	22,816	544,162
*	Spectrum Brands, Inc.	827,129	37,221
*	Star Scientific, Inc.	447,565	1,476,964
	Tasty Baking Co.	115,774	474,673
	The Stephan Co.	56,795	132,048
* #	TreeHouse Foods, Inc.	353,472	9,328,126
#	Universal Corp.	696,553	21,300,591
*	Vermont Pure Holdings, Ltd.	36,233	25,001
	Weis Markets, Inc.	81,960	2,549,776
* #	Winn-Dixie Stores, Inc.	1,068,440	14,680,366
*	Zapata Corp.	386,323	2,491,783
Total Consumer Staples			180,362,313

Energy — (4.1%)
	Adams Resources & Energy, Inc.	75,408	1,328,312
*	Allis-Chalmers Energy, Inc.	300,889	1,083,200
	Alon USA Energy, Inc.	134,695	1,589,401
*	American Oil & Gas, Inc.	548,999	450,179
* #	ATP Oil & Gas Corp.	80,496	359,817
* #	Aventine Renewable Energy Holdings, Inc.	74,567	34,301
	Barnwell Industries, Inc.	53,778	286,099
*	Basic Energy Services, Inc.	590,356	5,667,418
#	Berry Petroleum Corp. Class A	52,948	389,697
* #	Bill Barret Corp.	133,700	2,956,107
*	Boots & Coots International Well Control, Inc.	42,346	43,616
*	Brigham Exploration Co.	1,003,677	2,509,192
* #	Bristow Group, Inc.	596,400	14,426,916
* #	Bronco Drilling Co., Inc.	423,108	2,234,010
* #	Cal Dive International, Inc.	149,316	946,663
*	Callon Petroleum Co.	753,979	1,590,896
*	Catalytica Energy Systems, Inc.	33,158	15,916
*	Complete Production Services, Inc.	395,737	2,536,674
* #	Comstock Resources, Inc.	55,765	2,126,319
	Crosstex Energy, Inc.	83,733	277,994
*	Crusader Energy Group, Inc.	258,751	212,176
*	Dawson Geophysical Co.	8,096	128,969
	Delek US Holdings, Inc.	190,392	1,323,224
*	Delta Petroleum Corp.	61,434	266,624
* #	Dune Energy, Inc.	476,253	71,438
* #	Edge Petroleum Corp.	480,938	86,569
*	Encore Acquisition Co.	716,815	19,483,032
*	Endeavour International Corp.	1,125,332	776,479
*	Energy Partners, Ltd.	222,326	257,898
* #	Evergreen Energy, Inc.	15,251	9,151
*	Evolution Petroleum Corp.	72,495	108,742
* #	Gasco Energy, Inc.	972,957	408,642
* #	General Maritime Corp.	239,522	2,543,724
*	Geokinetics, Inc.	7,381	24,283
*	Geomet, Inc.	100,260	125,325
*	GeoResources, Inc.	75,230	540,151
	Gulf Island Fabrication, Inc.	2,553	32,142
*	Gulfmark Offshore, Inc.	28,225	675,706
*	Gulfport Energy Corp.	524,579	2,009,138
* #	Harvest Natural Resources, Inc.	573,600	2,294,400

9

* #	Helix Energy Solutions Group, Inc.	150,822	776,733
*	Hercules Offshore, Inc.	107,733	400,767
*	HKN, Inc.	42,259	113,677
*	Hornbeck Offshore Services, Inc.	36,300	643,962
* #	Hyperdynamics Corp.	33,900	17,967
* #	International Coal Group, Inc.	295,744	715,700
*	Key Energy Group, Inc.	108,073	368,529
*	Kodiak Oil & Gas Corp.	175,000	59,500
* #	Mariner Energy, Inc.	230,648	2,283,415
*	Matrix Service Co.	6,929	36,654
*	Meridian Resource Corp.	1,593,013	493,834
*	Mexco Energy Corp.	19,014	200,027
*	Mitcham Industries, Inc.	64,572	233,751
*	Natural Gas Services Group	63,087	539,394
*	New Concept Energy, Inc.	674	2,325
*	Newpark Resources, Inc.	1,254,945	5,283,318
* #	Northern Oil & Gas, Inc.	11,340	35,834
*	Oil States International, Inc.	519	9,503
*	OMNI Energy Services Corp.	191,331	221,944
#	Overseas Shipholding Group, Inc.	583,703	20,838,197
* #	Pacific Ethanol, Inc.	513,260	282,293
*	Parallel Petroleum Corp.	227,203	549,831
*	Parker Drilling Co.	1,348,392	2,858,591
*	Petroleum Development Corp.	16,400	282,900
*	PHI, Inc. Non-Voting	300,287	3,609,450
*	Pioneer Drilling Co.	1,949,872	9,690,864
*	PowerSecure International, Inc.	443,992	1,744,889
#	Precision Drilling Trust	42,290	210,181
*	Quest Resource Corp.	73,896	28,819
* #	Rentech, Inc.	1,295,329	893,777
*	Rex Energy Corp.	20,357	48,653
* #	Royale Energy, Inc.	13,927	32,589
* #	SEACOR Holdings, Inc.	288,853	18,786,999
*	Stone Energy Corp.	1,045,413	8,969,644
* #	SulphCo, Inc.	809,627	461,487
*	Superior Well Services, Inc.	122,878	1,129,249
*	Swift Energy Corp.	693,500	10,624,420
*	T-3 Energy Services, Inc.	108,999	1,389,737
#	Tesoro Petroleum Corp.	44,800	771,904
*	TETRA Technologies, Inc.	68,800	357,072
*	TGC Industries, Inc.	149,225	340,233
* #	Toreador Resources Corp.	167,477	398,595
* #	Trico Marine Services, Inc.	242,859	1,510,583
* #	Tri-Valley Corp.	268,254	362,143
* #	TXCO Resources, Inc.	444,650	715,886
*	Union Drilling, Inc.	105,327	482,398
*	Uranium Resources, Inc.	165,548	114,890
#	USEC, Inc.	2,759,917	14,047,978
*	Venoco, Inc.	99,222	294,689
*	VeraSun Energy Corp.	166,664	11,333
* #	Verenium Corp.	583,768	718,035
#	W&T Offshore, Inc.	131,900	1,657,983
*	Warren Resources, Inc.	611,676	1,101,017
	Western Refining, Inc.	361,649	4,216,827
*	Westmoreland Coal Co.	103,561	947,583
*	Whiting Petroleum Corp.	431,763	12,521,127
Total Energy			207,670,220

10

Financials — (23.5%)
*	1st Constitution Bancorp	740	5,176
	1st Source Corp.	602,841	10,730,570
	21st Century Holding Co.	87,132	367,697
	Abigail Adams National Bancorp, Inc.	14,977	28,456
	Abington Bancorp, Inc.	291,254	2,053,341
	Access National Corp.	22,258	94,596
	Advance America Cash Advance Centers, Inc.	266,009	375,073
	Advanta Corp. Class A	184,338	110,603
	Advanta Corp. Class B	908,610	708,716
	Affirmative Insurance Holdings, Inc.	70,678	103,190
	Alliance Financial Corp.	28,706	534,219
	Amcore Financial, Inc.	177,976	247,387
	Ameriana Bancorp	34,757	168,224
	American Bancorp of New Jersey, Inc.	124,652	1,328,790
#	American Equity Investment Life Holding Co.	897,288	6,002,857
*	American Independence Corp.	32,537	135,679
	American National Bankshares, Inc.	16,734	259,544
	American Physicians Capital, Inc.	285,722	12,148,899
	American Physicians Services Group, Inc.	35,600	747,600
	American River Bankshares	71,338	713,380
#	American West Bancorporation	140,384	105,288
* #	AmeriCredit Corp.	1,854,260	8,733,565
	Ameris Bancorp	197,539	1,513,149
	AmeriServe Financial, Inc.	286,676	524,617
	AmTrust Financial Services, Inc.	23,076	189,454
#	Anchor Bancorp Wisconsin, Inc.	515,837	1,041,991
*	Argo Group International Holdings, Ltd.	720,823	22,424,804
	ASB Financial Corp.	10,400	129,740
	Asset Acceptance Capital Corp.	73,966	309,918
#	ASTA Funding, Inc.	193,976	345,277
*	Atlantic American Corp.	238,075	228,552
	Atlantic Coast Federal Corp.	70,884	302,675
#	Atlantic Southern Financial Group, Inc.	2,567	16,044
* #	B of I Holding, Inc.	69,911	314,599
	Baldwin & Lyons, Inc. Class A	400	6,380
	Baldwin & Lyons, Inc. Class B	367,398	6,168,612
*	Bancinsurance Corp.	75,970	300,081
	Bancorp Rhode Island, Inc.	14,811	290,592
#	BancTrust Financial Group, Inc.	73,701	653,728
	Bank Mutual Corp.	110,173	972,828
	Bank of Commerce Holdings	16,599	65,566
*	Bank of Florida Corp.	94,850	293,086
	Bank of Granite Corp.	239,616	752,394
#	BankAtlantic Bancorp, Inc.	190,336	441,580
	BankFinancial Corp.	488,166	4,701,039
#	BankUnited Financial Corp. Class A	63,786	16,584
#	Banner Corp.	423,903	1,335,294
	Bar Harbor Bankshares	3,777	96,238
*	Beach First National Bancshares, Inc.	59,312	161,329
	Benjamin Franklin Bancorp, Inc.	39,891	431,621
	Berkshire Bancorp, Inc.	8,441	40,432

11

#	Berkshire Hills Bancorp, Inc.	334,749	7,873,296
*	Beverly Hills Bancorp, Inc.	524,495	63,988
*	BNCCORP, Inc.	30,988	216,916
*	BNS Holding, Inc.	45,855	235,007
#	Boston Private Financial Holdings, Inc.	1,636,049	7,705,791
*	Bridge Capital Holdings	27,486	141,553
#	Brookline Bancorp, Inc.	2,189,848	21,175,830
	Brunswick Bancorp	1,200	10,590
	C&F Financial Corp.	8,892	133,380
#	Cadence Financial Corp.	83,580	361,901
	California First National Bancorp	115,380	943,808
	Camco Financial Corp.	73,966	139,796
	Capital Bank Corp.	42,694	181,449
#	Capital Corp. of the West	156,921	120,829
	Capital Southwest Corp.	28,974	2,655,757
#	Capitol Bancorp, Ltd.	466,564	2,804,050
	Cardinal Financial Corp.	562,414	3,121,398
	Carrollton Bancorp	9,458	58,829
	Carver Bancorp, Inc.	11,984	58,242
	Cascade Financial Corp.	40,914	127,243
#	Cathay General Bancorp	616,716	7,832,293
	Center Bancorp, Inc.	500	3,655
	Center Financial Corp.	398,892	1,914,682
	Centerstate Banks of Florida, Inc.	16,551	225,756
	Central Bancorp, Inc.	2,324	11,388
*	Central Jersey Bancorp	9,799	66,241
	Central Pacific Financial Corp.	182,168	1,225,991
	Central Virginia Bankshares, Inc.	10,335	51,365
	Centrue Financial Corp.	53,598	281,389
	Century Bancorp, Inc. Class A	600	10,110
	CFS Bancorp, Inc.	198,948	465,538
#	Chemical Financial Corp.	819,426	18,682,913
*	Chicopee Bancorp, Inc.	12,755	141,708
	CIT Group, Inc.	106,933	298,343
	Citizens Community Bancorp, Inc.	33,585	231,065
	Citizens First Bancorp, Inc.	143,630	179,537
	Citizens First Corp.	2,750	11,858
	Citizens Republic Bancorp, Inc.	220,367	253,422
	Citizens South Banking Corp.	114,352	471,130
* #	Citizens, Inc.	265,531	2,164,078
*	CNA Surety Corp.	1,188,724	19,673,382
#	CoBiz Financial, Inc.	120,157	570,746
	Codorus Valley Bancorp, Inc.	3,797	28,477
	Columbia Banking System, Inc.	407,133	3,623,484
	Commonwealth Bankshares, Inc.	56,951	347,401
* #	Community Bancorp	74,660	201,582
#	Community Bank System, Inc.	757,479	13,596,748
	Community Capital Corp.	8,738	53,651
	Community Central Bank Corp.	1	2
	Community Trust Bancorp, Inc.	42,120	1,178,096
	Community West Bancshares	18,840	70,650
	Compass Diversified Holdings	262,163	2,833,982
* #	CompuCredit Corp.	446,917	1,430,134
*	Conseco, Inc.	148,007	344,856
*	Consumer Portfolio Services, Inc.	448,827	237,878

12

	Cooperative Bankshares, Inc.	20,652	24,266
*	Core-Mark Holding Co., Inc.	218,364	4,004,796
#	Corus Bankshares, Inc.	462,802	513,710
*	Cowen Group, Inc.	80,406	462,334
*	Cowlitz Bancorporation	10,908	63,812
*	Crescent Financial Corp.	38,669	135,728
*	Dearborn Bancorp, Inc.	60,066	118,030
	Delphi Financial Group, Inc. Class A	1,497,269	22,713,571
	Donegal Group, Inc. Class A	606,342	8,500,915
	Donegal Group, Inc. Class B	54,232	817,005
*	Doral Financial Corp.	7,695	39,321
* #	E*TRADE Financial Corp.	624,852	712,331
#	East West Bancorp, Inc.	742,323	7,044,645
	Eastern Insurance Holdings, Inc.	86,739	906,423
	Eastern Virginia Bankshares, Inc.	12,878	127,557
	ECB Bancorp, Inc.	5,318	87,614
* #	eHealth, Inc.	6,050	83,611
	EMC Insurance Group, Inc.	381,830	7,415,139
*	Encore Bancshares, Inc.	56,029	252,691
*	Encore Capital Group, Inc.	506,994	2,666,788
	Enterprise Bancorp, Inc.	1,750	17,062
	Enterprise Financial Services Corp.	93,189	978,484
	Epoch Holding Corp.	98,827	605,810
	ESB Financial Corp.	43,759	481,349
#	ESSA Bancorp, Inc.	143,706	1,917,038
#	F.N.B. Corp.	686,915	5,433,498
#	Farmers Capital Bank Corp.	26,343	486,819
	FBL Financial Group, Inc. Class A	721,200	7,435,572
* #	FCStone Group, Inc.	70,353	270,859
	Federal Agriculture Mortgage Corp. Class A	1,011	2,780
#	Federal Agriculture Mortgage Corp. Class C	126,170	418,884
*	Federal Trust Corp.	1,292	969
	Fidelity Bancorp, Inc.	14,372	105,059
	Fidelity Southern Corp.	15,897	47,532
#	Financial Federal Corp.	29,993	651,448
	Financial Institutions, Inc.	206,617	1,727,318
*	First Acceptance Corp.	683,457	1,920,514
	First Advantage Bancorp	13,215	134,132
	First Bancorp	70,000	497,700
	First Bancorp of Indiana, Inc.	5,430	44,119
	First Bancorp, Inc.	19,161	305,235
	First Bancshares, Inc.	23,243	301,927
*	First Bank of Delaware	70,003	87,504
	First Busey Corp.	197,455	1,727,731
	First Business Financial Services, Inc.	14,937	188,206
	First Citizens BancShares, Inc.	29,960	4,190,206
	First Defiance Financial Corp.	169,833	1,166,753
	First Federal Bancshares of Arkansas, Inc.	126,340	915,965
	First Federal Bankshares, Inc.	3,225	4,741
	First Federal of Northern Michigan Bancorp, Inc.	31,310	37,572
	First Financial Corp.	299,326	9,922,657
	First Financial Holdings, Inc.	15,269	231,173
	First Financial Northwest, Inc.	35,031	303,368
	First Financial Service Corp.	5,931	59,073
	First Franklin Corp.	11,298	40,899

13

*	First Investors Financial Services Group, Inc.	118,400	313,760
*	First Keystone Financial, Inc.	45,168	295,850
	First M&F Corp.	50,623	313,863
* #	First Mariner Bancorp, Inc.	16,843	14,990
	First Merchants Corp.	547,473	8,584,377
*	First Mercury Financial Corp.	3,607	39,857
	First Midwest Bancorp, Inc.	97,936	979,360
* #	First National Bancshares, Inc.	2,932	6,421
#	First Niagara Financial Group, Inc.	3,619,455	47,270,082
	First PacTrust Bancorp, Inc.	68,032	544,256
	First Place Financial Corp.	297,380	853,481
* #	First Regional Bancorp	304,399	974,077
	First Security Group, Inc.	171,020	747,357
	First State Bancorporation	114,649	112,356
	First State Financial Corp.	17,751	23,609
	First United Corp.	54,683	664,398
	First West Virginia Bancorp, Inc.	6,526	55,145
	Firstbank Corp.	72,676	472,400
* #	FirstCity Financial Corp.	111,176	331,304
* #	FirstFed Financial Corp.	47,780	40,613
#	Flagstar Bancorp, Inc.	959,380	575,628
#	Flushing Financial Corp.	272,080	2,154,874
	FNB United Corp.	53,340	156,286
	Forest City Enterprises, Inc. Class A	56,977	385,165
* #	Forestar Group, Inc.	29,843	332,749
*	FPIC Insurance Group, Inc.	292,396	11,382,976
*	Franklin Credit Management Corp.	28,572	13,000
#	Frontier Financial Corp.	229,358	405,964
	German American Bancorp, Inc.	122,223	1,356,675
*	Golfsmith International Holdings, Inc.	122	100
#	Great Southern Bancorp, Inc.	106,585	1,129,801
#	Greene Bancshares, Inc.	148,914	1,472,759
	Grubb & Ellis Co.	412,135	259,645
	GS Financial Corp.	500	6,070
* #	Guaranty Bancorp	606,993	922,629
	Guaranty Federal Bancshares, Inc.	28,013	156,873
#	Habersham Bancorp	4,180	14,797
*	Hallmark Financial Services, Inc.	112,323	869,380
	Hampden Bancorp, Inc.	1,329	11,509
* #	Hampton Roads Bankshares, Inc.	185,447	1,587,426
	Hanmi Financial Corp.	389,963	744,829
	Harleysville Group, Inc.	1,021,377	29,047,962
	Harleysville National Corp.	438,132	4,079,009
	Harleysville Savings Financial Corp.	13,468	164,848
	Harrington West Financial Group, Inc.	18,011	36,022
*	Harris & Harris Group, Inc.	258,162	906,149
	Hawthorn Bancshares, Inc.	17,070	256,221
	Heartland Financial USA, Inc.	3,123	43,004
	Hercules Technology Growth Capital, Inc.	765,714	5,000,112
	Heritage Commerce Corp.	201,545	1,453,139
	Heritage Financial Corp.	18,055	220,813
	HF Financial Corp.	100,975	1,191,505
*	Hilltop Holdings, Inc.	258,124	2,581,240
	Hingham Institution for Savings	2,657	67,222
	HMN Financial, Inc.	98,439	296,301

14

	Home Federal Bancorp, Inc.	139,323	1,252,514
	HopFed Bancorp, Inc.	1,300	12,610
	Horace Mann Educators Corp.	837,642	7,831,953
#	Horizon Financial Corp.	55,424	135,789
	Huntington Bancshares, Inc.	34,443	99,196
	IBERIABANK Corp.	270,287	11,457,466
	Imperial Capital Bancorp, Inc.	73,742	67,843
#	Independence Holding Co.	149,782	449,346
	Independent Bank Corp.	201,613	320,565
	Indiana Community Bancorp	17,843	212,510
	Infinity Property & Casualty Corp.	592,126	22,737,638
	Integra Bank Corp.	192,005	309,128
*	International Assets Holding Corp.	1,733	11,698
	Intervest Bancshares Corp.	142,536	534,510
	Investors Title Co.	31,417	1,055,454
#	Irwin Financial Corp.	475,232	1,135,804
*	Jacksonville Bancorp, Inc.	650	6,012
	Jefferson Bancshares, Inc.	27,244	210,324
#	Jones Lang LaSalle, Inc.	27,400	646,914
	K-Fed Bancorp	16,910	135,280
*	Knight Capital Group, Inc.	1,116,806	20,136,012
* #	LaBranche & Co., Inc.	659,590	4,524,787
#	Lakeland Bancorp, Inc.	195,809	1,529,268
#	LandAmerica Financial Group, Inc.	107,342	6,065
	Landmark Bancorp, Inc.	12,453	219,360
	Legacy Bancorp, Inc.	130,684	1,308,147
	LNB Bancorp, Inc.	25,738	146,707
*	LoopNet, Inc.	103,420	672,230
	LSB Corp.	62,229	487,875
	LSB Financial Corp.	12,477	135,999
	Macatawa Bank Corp.	362,570	982,565
#	MainSource Financial Group, Inc.	462,521	4,518,830
*	Market Leader, Inc.	12,446	21,967
*	MarketAxess Holdings, Inc.	346,712	2,676,617
*	Marlin Business Services, Inc.	223,918	888,954
	Mayflower Bancorp, Inc.	3,701	21,281
	MB Financial, Inc.	1,089,648	17,804,848
* #	MBIA, Inc.	1,641,367	6,335,677
#	MBT Financial Corp.	335,703	882,899
	MCG Capital Corp.	2,733,844	1,859,014
	Meadowbrook Insurance Group, Inc.	1,358,724	8,247,455
	Medallion Financial Corp.	528,265	3,571,071
#	Mercantile Bancorp, Inc.	8,044	80,440
	Mercantile Bank Corp.	88,746	418,881
	Mercer Insurance Group, Inc.	185,007	2,517,945
*	Meridian Interstate Bancorp, Inc.	32,800	287,000
	Meta Financial Group, Inc.	42,490	393,457
	MetroCorp Bancshares, Inc.	75,598	358,335
	MicroFinancial, Inc.	215,796	528,700
#	Midwest Banc Holdings, Inc.	97,026	113,520
	MidWestOne Financial Group, Inc.	10,936	92,956
	Monroe Bancorp	1,678	14,783
*	Move, Inc.	256	433
	MutualFirst Financial, Inc.	120,019	825,731
#	Nara Bancorp, Inc.	293,236	1,733,025

15

#	National Financial Partners Corp.	144,615	371,661
#	National Interstate Corp.	115,262	1,830,361
#	National Penn Bancshares, Inc.	1,933,392	18,715,235
	National Security Group, Inc.	6,283	43,981
	National Western Life Insurance Co. Class A	50,964	6,326,161
*	Navigators Group, Inc.	556,737	28,582,878
	Nelnet, Inc. Class A	340,485	4,705,503
*	New Century Bancorp, Inc.	31,072	152,253
	New Hampshire Thrift Bancshares, Inc.	76,096	608,768
#	New Westfield Financial, Inc.	270,025	2,600,341
	NewAlliance Bancshares, Inc.	3,421,707	37,604,560
	NewBridge Bancorp	179,269	394,392
*	Newport Bancorp, Inc.	6,163	70,936
*	NewStar Financial, Inc.	52,227	154,592
*	Newtek Business Services, Inc.	72,273	18,430
* #	NexCen Brands, Inc.	258,539	15,512
*	Nexity Financial Corp.	5,105	3,548
	North Central Bancshares, Inc.	39,100	410,159
	North Valley Bancorp	17,942	66,924
	Northeast Bancorp	27,817	227,682
	Northeast Community Bancorp, Inc.	26,486	207,915
	Northrim Bancorp, Inc.	111,552	1,122,213
	Northway Financial, Inc.	6,704	70,426
#	NYMAGIC, Inc.	216,793	3,698,489
* #	Ocwen Financial Corp.	1,338,830	11,915,587
#	Old Second Bancorp, Inc.	30,897	276,219
#	PAB Bankshares, Inc.	32,111	120,416
#	Pacific Capital Bancorp	299,507	3,177,769
	Pacific Mercantile Bancorp	140,263	589,105
*	Pacific Premier Bancorp, Inc.	80,543	289,955
*	Pacific State Bancorp	13,433	35,329
#	PacWest Bancorp	115,603	1,954,847
	Pamrapo Bancorp, Inc.	6,525	45,414
	Park Bancorp, Inc.	4,725	20,270
	Parkvale Financial Corp.	84,669	1,038,889
#	Patriot Capital Funding, Inc.	37,547	105,134
	Patriot National Bancorp	32,804	228,972
*	Penn Treaty American Corp.	396,374	57,474
*	Pennsylvania Commerce Bancorp, Inc.	1,989	40,774
* #	Penson Worldwide, Inc.	304,784	1,822,608
	Peoples Bancorp of North Carolina	13,055	104,440
	Peoples Bancorp, Inc. (709788202)	14,576	139,201
	Peoples Bancorp, Inc. (709789101)	300,103	3,022,037
*	Peoples Community Bancorp	2,569	514
#	PFF Bancorp, Inc.	63,786	1,467
* #	PHH Corp.	1,039,661	11,488,254
*	PICO Holdings, Inc.	546,674	13,896,453
	Pinnacle Bancshares, Inc.	17,681	141,448
*	Pinnacle Financial Partners, Inc.	150,289	3,551,329
*	Piper Jaffray Companies, Inc.	520,361	14,939,564
*	PMA Capital Corp. Class A	965,797	5,321,541
	PMI Group, Inc.	386,500	537,235
#	Preferred Bank	108,099	602,111
	Premier Financial Bancorp, Inc.	52,698	321,458
	Presidential Life Corp.	894,537	8,650,173

16

	Princeton National Bancorp, Inc.	4,931	88,758
*	ProAssurance Corp.	234,960	11,104,210
#	Prosperity Bancshares, Inc.	1,106,919	29,942,159
	Protective Life Corp.	73,141	605,607
#	Providence Community Bancshares, Inc.	2,937	19,090
	Provident Bankshares Corp.	953,499	6,121,464
	Provident Financial Holdings, Inc.	34,950	157,275
#	Provident Financial Services, Inc.	2,524,606	27,593,944
	Provident New York Bancorp	1,219,370	11,584,015
#	Pulaski Financial Corp.	79,796	570,541
	Radian Group, Inc.	597,932	1,925,341
	Rainier Pacific Financial Group, Inc.	85,914	141,758
#	Renasant Corp.	417,472	5,055,586
*	Republic First Bancorp, Inc.	62,088	466,902
#	Resource America, Inc.	184,873	754,282
*	Rewards Network, Inc.	586,487	1,548,326
	Riverview Bancorp, Inc.	160,412	553,421
	Rome Bancorp, Inc.	135,523	1,053,014
	Royal Bancshares of Pennsylvania, Inc. Class A	1,617	6,145
	Rurban Financial Corp.	21,113	164,681
	Safety Insurance Group, Inc.	390,819	13,686,481
	Sanders Morris Harris Group, Inc.	328,663	1,367,238
#	Sandy Spring Bancorp, Inc.	269,058	3,799,099
*	Seabright Insurance Holdings	657,934	6,822,776
	Seacoast Banking Corp. of Florida	378,392	1,736,819
#	Security Bank Corp.	78,015	62,412
*	Security National Financial Corp. Class A	6,948	15,427
	Selective Insurance Group, Inc.	1,931,259	29,644,826
	SI Financial Group, Inc.	184	1,150
	Siebert Financial Corp.	51,159	78,273
#	Simmons First National Corp. Class A	297,516	7,330,794
	Somerset Hills Bancorp	1,400	8,596
#	South Financial Group, Inc.	496,982	934,326
	South Street Financial Corp.	11,002	34,656
*	Southcoast Financial Corp.	83,928	255,980
	Southern Community Financial Corp.	134,769	486,516
*	Southern Connecticut Bancorp, Inc.	37,490	254,932
*	Southern First Bancshares, Inc.	41,949	253,791
	Southwest Bancorp, Inc.	247,450	2,593,276
*	Specialty Underwriters’ Alliance, Inc.	2,765	9,014
	State Auto Financial Corp.	802,066	17,725,659
#	StellarOne Corp.	131,181	1,710,600
	Sterling Bancshares, Inc.	171,218	951,972
#	Sterling Financial Corp.	857,662	1,586,675
	Stewart Information Services Corp.	481,533	7,145,950
*	Stratus Properties, Inc.	85,511	719,148
#	Student Loan Corp.	1,100	51,634
*	Sun American Bancorp	2,708	812
*	Sun Bancorp, Inc.	554,289	3,137,276
* #	Superior Bancorp	153,364	420,217
#	Susquehanna Bancshares, Inc.	2,209,676	24,306,436
	Sussex Bancorp	13,795	65,526
	SWS Group, Inc.	132,656	1,943,410
	Taylor Capital Group, Inc.	114,852	733,904
	Team Financial, Inc.	900	256

17

	Teche Holding Co.	14,952	426,132
	Temecula Valley Bancorp, Inc.	102,363	117,717
*	Tennessee Commerce Bancorp, Inc.	3,480	35,670
	TF Financial Corp.	63,621	1,141,997
*	The Bancorp, Inc.	199,042	615,040
#	The Colonial BancGroup, Inc.	709,500	560,505
	The Phoenix Companies, Inc.	573,150	1,003,012
	The Savannah Bancorp, Inc.	1,854	16,853
*	thinkorswim Group, Inc.	134,979	1,015,042
	Thomas Properties Group, Inc.	43,071	86,142
*	Thomas Weisel Partners Group, Inc.	149,923	463,262
#	TIB Financial Corp.	45,421	180,776
* #	Tidelands Bancshares, Inc.	11,499	33,347
	TierOne Corp.	62,104	99,987
	Timberland Bancorp, Inc.	176,454	1,035,785
	Tower Financial Corp.	22,353	118,471
*	Tradestation Group, Inc.	16,619	91,571
* #	Trenwick Group, Ltd.	199,776	2,397
* #	Triad Guaranty, Inc.	250,955	112,930
#	Trustmark Corp.	723,346	14,683,924
#	UCBH Holdings, Inc.	1,782,010	4,152,083
#	UMB Financial Corp.	154,615	5,989,785
#	Umpqua Holdings Corp.	2,084,089	20,424,072
*	Unico American Corp.	145,800	1,106,622
#	Union Bankshares Corp.	94,720	1,480,474
*	United America Indemnity, Ltd.	322,855	3,415,806
*	United Capital Corp.	106,355	2,063,287
#	United Community Banks, Inc.	423,933	2,183,255
	United Community Financial Corp.	442,091	225,466
	United Financial Bancorp, Inc.	223,658	3,066,351
	United Fire & Casualty Co.	1,128,575	22,627,929
*	United PanAm Financial Corp.	87,858	94,008
	United Western Bancorp, Inc.	87,176	708,741
#	Unitrin, Inc.	517,960	6,609,170
	Unity Bancorp, Inc.	17,120	60,434
*	Universal American Corp.	475,814	4,696,284
#	Vineyard National Bancorp Co.	39,722	6,737
*	Virginia Commerce Bancorp, Inc.	338,438	1,411,286
*	Virtus Investment Partners, Inc.	23,110	140,047
	VIST Financial Corp.	37,946	287,251
* #	Waccamaw Bankshares, Inc.	688	2,828
	Wainwright Bank & Trust Co.	25,503	195,863
	Washington Banking Co.	55,872	482,734
	Washington Federal, Inc.	764,605	9,389,349
*	Waterstone Financial, Inc.	75,806	187,241
	Wayne Savings Bancshares, Inc.	14,458	101,206
#	Webster Financial Corp.	1,367,145	5,714,666
	Wesbanco, Inc.	639,779	13,217,834
	West Bancorporation	113,940	922,914
#	West Coast Bancorp	136,162	404,401
* #	Western Alliance Bancorp	189,105	1,439,089
#	Whitney Holding Corp.	1,132,811	14,715,215
*	Wilshire Enterprises, Inc.	103,903	100,266
#	Wintrust Financial Corp.	865,512	11,571,895
	WSB Holdings, Inc.	23,008	60,971

18

	WVS Financial Corp.	9,154	148,066
#	Yadkin Valley Financial Corp.	72,780	668,848
#	Zenith National Insurance Corp.	498,777	13,985,707
Total Financials			1,178,520,131

Health Care — (6.3%)
* #	Acadia Pharmaceuticals, Inc.	453,034	457,564
*	Accelrys, Inc.	433,370	1,638,139
* #	Achillion Pharmaceuticals, Inc.	146,734	167,277
*	Acusphere, Inc.	61,590	2,525
*	Adolor Corp.	161,154	322,308
*	Advanced Medical Optics, Inc.	188,680	4,145,300
*	AdvanSource Biomaterials Corp.	32,118	10,278
* #	Affymetrix, Inc.	256,362	815,231
*	Albany Molecular Research, Inc.	1,085,748	9,304,860
* #	Align Technology, Inc.	47,415	373,630
*	Allied Healthcare International, Inc.	918,674	909,487
*	Allied Healthcare Products, Inc.	205,426	881,278
*	Allion Healthcare, Inc.	613,435	2,803,398
*	Alteon, Inc.	5,518	3,752
* #	Altus Pharmaceuticals, Inc.	30,965	7,428
*	America Services Group, Inc.	48,857	556,970
*	American Dental Partners, Inc.	235,811	1,582,292
*	American Shared Hospital Services	82,057	131,291
*	AMICAS, Inc.	1,442,894	2,315,845
*	AMN Healthcare Services, Inc.	146,863	998,668
*	Anesiva, Inc.	169,964	69,685
*	AngioDynamics, Inc.	528,808	7,191,789
*	Anika Therapeutics, Inc.	64,695	263,956
* #	Antigenics, Inc.	535,058	203,322
*	AP Pharma, Inc.	34,712	24,298
* #	Arena Pharmaceuticals, Inc.	549,352	2,274,317
*	Ariad Pharmaceuticals, Inc.	840,284	1,403,274
* #	Arqule, Inc.	467,791	1,847,774
*	Arrhythmia Research Technology, Inc.	1,411	3,245
* #	ArthroCare Corp.	43,954	304,162
*	Aspect Medical Systems, Inc.	81,550	309,890
*	Assisted Living Concepts, Inc.	90,652	359,888
*	AtriCure, Inc.	2,509	3,387
*	ATS Medical, Inc.	112,041	283,464
*	Avalon Pharmaceuticals, Inc.	100,118	34,040
* #	AVI BioPharma, Inc.	631,754	549,626
*	Avigen, Inc.	300,630	294,617
*	Bioanalytical Systems, Inc.	32,200	49,105
* #	BioLase Technology, Inc.	302,903	218,090
*	BioMimetic Therapeutics, Inc.	28,826	232,626
*	BioSante Pharmaceuticals, Inc.	155,862	249,379
*	BioScrip, Inc.	643,921	1,088,226
* #	BioSphere Medical, Inc.	22,459	64,008
	Brookdale Senior Living, Inc.	74,837	508,892
*	Caliper Life Sciences, Inc.	502,116	647,730
*	Cantel Medical Corp.	504,446	7,561,646
*	Capital Senior Living Corp.	766,733	2,016,508
*	Cardiac Science Corp.	679,538	3,649,119
* #	Cell Genesys, Inc.	55,419	13,301

19

* #	Celldex Therapeutics, Inc.	66,899	497,060
*	Cerus Corp.	308,444	289,937
* #	Cleveland Biolabs, Inc.	100	274
* #	Clinical Data, Inc.	23,395	182,013
*	Columbia Laboratories, Inc.	528,779	634,535
*	CombinatoRx, Inc.	297,074	219,835
*	CONMED Corp.	859,298	13,448,014
#	Cooper Companies, Inc.	571,636	10,843,935
*	Cortex Pharmaceuticals, Inc.	223,503	118,457
*	Cross Country Healthcare, Inc.	1,035,828	7,758,352
*	CuraGen Corp.	936,372	543,096
*	Curis, Inc.	521,721	485,201
*	Cutera, Inc.	231,755	1,555,076
* #	CV Therapeutics, Inc.	94,597	1,480,443
*	Cyclacel Pharmaceuticals, Inc.	277,414	85,998
*	Cynosure, Inc. Class A	87,582	684,891
* #	Cypress Bioscience, Inc.	209,320	1,779,220
*	Cytomedix, Inc.	96,991	29,097
	Daxor Corp.	6,246	99,936
*	Del Global Technologies Corp.	135,934	101,950
* #	Dendreon Corp.	12,629	42,560
*	DepoMed, Inc.	348,001	751,682
* #	Dexcom, Inc.	254,027	820,507
*	Digirad Corp.	100,114	87,099
* #	Discovery Laboratories, Inc.	637,938	720,870
*	Durect Corp.	19,032	53,861
*	DUSA Pharmaceuticals, Inc.	200,182	226,206
*	Dyax Corp.	263,497	885,350
*	Dynacq Healthcare, Inc.	88,891	333,341
*	Dynavax Technologies Corp.	480,081	302,451
*	Elite Pharmaceuticals, Inc.	83,326	5,833
* #	Emeritus Corp.	98,404	813,801
*	Emisphere Technologies, Inc.	411,037	234,291
*	Endologix, Inc.	601,902	957,024
*	Enzo Biochem, Inc.	426,010	2,083,189
* #	Enzon Pharmaceuticals, Inc.	108,653	707,331
*	etrials Worldwide, Inc.	719	532
*	ev3, Inc.	552,013	2,986,390
* #	Evotec AG Sponsored ADR	188,262	338,872
* #	Exelixis, Inc.	372,902	1,838,407
*	Five Star Quality Care, Inc.	411,851	786,635
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	41,800	17,974
*	Gentiva Health Services, Inc.	428,807	10,840,241
* #	GenVec, Inc.	936,057	356,638
* #	Geron Corp.	431,911	3,386,182
* #	Greatbatch, Inc.	161,235	3,756,775
* #	GTC Biotherapeutics, Inc.	15,583	12,778
* #	Hana Biosciences, Inc.	2,100	556
*	Hanger Orthopedic Group, Inc.	498,528	6,804,907
*	Harvard Bioscience, Inc.	313,087	804,634
*	Health Management Associates, Inc.	546,150	868,378
*	Health Net, Inc.	42,755	625,506
*	HealthStream, Inc.	1,275	2,524
*	HealthTronics, Inc.	438,970	807,705
*	Healthways, Inc.	48,700	673,034

20

* #	Hemispherx Biopharma, Inc.	430,434	176,478
*	Hi-Tech Pharmacal Co., Inc.	256,038	1,372,364
*	Hollis-Eden Pharmaceuticals, Inc.	282,476	169,486
	Hooper Holmes, Inc.	754,676	173,575
*	Human Genome Sciences, Inc.	400,177	724,320
* #	Hythiam, Inc.	189,299	101,843
*	Icagen, Inc.	25,241	13,883
* #	IDM Pharma, Inc.	21,743	36,963
* #	I-Flow Corp.	280,655	1,153,492
*	Immtech International, Inc.	171,106	34,221
* #	ImmunoGen, Inc.	154,265	643,285
* #	Immunomedics, Inc.	846,754	1,024,572
* #	Incyte Corp.	549,373	1,609,663
*	Indevus Pharmaceuticals, Inc.	667,320	3,550,142
*	Infinity Pharmaceuticals, Inc.	78,424	636,803
*	Inovio Biomedical Corp.	373,323	186,662
*	Insite Vision, Inc.	3,100	651
* #	Insmed, Inc.	1,714	778
*	IntegraMed America, Inc.	143,425	1,018,318
*	Interleukin Genetics, Inc.	112,102	26,904
#	Invacare Corp.	688,162	13,116,368
* #	InVentiv Health, Inc.	124,983	1,192,338
* #	Inverness Medical Innovations, Inc.	30,575	748,170
*	Iridex Corp.	97,820	68,474
* #	IsoRay, Inc.	5,680	1,590
*	ISTA Pharmaceuticals, Inc.	369,034	383,795
*	IVAX Diagnostics, Inc.	29,082	11,633
* #	Javelin Pharmaceuticals, Inc.	508,669	574,796
	Kewaunee Scientific Corp.	52,939	455,275
*	Kindred Healthcare, Inc.	1,758,075	23,857,078
* #	K-V Pharmaceutical Co. Class A	68,285	44,385
*	Langer, Inc.	25,273	12,637
*	Lannet Co., Inc.	268,557	1,423,352
	LCA-Vision, Inc.	176,475	444,717
*	LeMaitre Vascular, Inc.	79,100	170,461
*	Lexicon Pharmaceuticals, Inc.	1,349,450	1,605,846
* #	LifePoint Hospitals, Inc.	1,509,067	34,014,370
*	Magyar Bancorp, Inc.	27,871	132,387
* #	Mannkind Corp.	109,884	390,088
*	Maxygen, Inc.	204,028	1,746,480
*	MedCath Corp.	726,154	4,567,509
*	Medical Staffing Network Holdings, Inc.	234,902	49,329
*	MediciNova, Inc.	1,648	3,716
	Merge Healthcare, Inc.	360,150	572,639
*	Metabasis Therapeutics, Inc.	382,226	181,557
* #	Micromet, Inc.	72,265	286,169
* #	MiddleBrook Pharmaceuticals, Inc.	515,891	722,247
* #	Minrad International, Inc.	320,617	38,474
*	Molina Healthcare, Inc.	42,300	741,942
* #	Monogram Biosciences, Inc.	6,077	16,712
*	Nabi Biopharmaceuticals	197,723	816,596
*	National Dentex Corp.	88,539	345,302
* #	Nektar Therapeutics	276,929	1,138,178
*	Neose Technologies, Inc.	1,200	468
*	Nephros, Inc.	1,209	206

21

* #	Neurocrine Biosciences, Inc.	457,302	1,518,243
*	Neurometric, Inc.	63,412	116,678
*	Nighthawk Radiology Holdings, Inc.	258,171	1,099,808
*	NMT Medical, Inc.	158,237	158,237
* #	Novacea, Inc.	65,672	59,105
*	Novavax, Inc.	309,695	492,415
*	Noven Pharmaceuticals, Inc.	117,808	1,169,833
*	NOVT Corp.	2,900	3,219
*	NPS Pharmaceuticals, Inc.	511,014	3,188,727
*	Nutraceutical International Corp.	126,758	1,107,865
*	Occulogix, Inc.	617	1,681
*	Odyssey Healthcare, Inc.	135,347	1,342,642
*	OraSure Technologies, Inc.	500,387	1,441,115
*	Orchid Cellmark, Inc.	117,570	62,524
*	Ore Pharmaceuticals, Inc.	24,610	14,028
*	Orthologic Corp.	121,316	49,740
*	Osteotech, Inc.	648,087	1,970,184
*	OxiGENE, Inc.	367,071	231,255
*	Palatin Technologies, Inc.	309,041	30,904
*	Palomar Medical Technologies, Inc.	122,722	1,086,090
*	Par Pharmaceutical Cos., Inc.	447,465	5,508,294
*	PDI, Inc.	222,473	1,027,825
* #	Pharmanet Development Group, Inc.	96,258	126,098
*	PharMerica Corp.	25,063	412,036
*	Prospect Medical Holdings, Inc.	4,900	12,495
*	Providence Service Corp.	145,675	313,201
	Psychemedics Corp.	40,037	273,052
*	QuadraMed Corp.	22,157	132,277
* #	RadNet, Inc.	385,198	1,232,634
*	Regeneration Technologies, Inc.	87,929	215,426
* #	RegeneRx Biopharmaceuticals, Inc.	23,019	16,804
*	RehabCare Group, Inc.	621,960	8,676,342
* #	Repros Therapeutics, Inc.	137,531	1,372,559
*	Res-Care, Inc.	422,614	5,726,420
*	Retractable Technologies, Inc.	44,228	38,478
*	Rural/Metro Corp.	131,700	217,305
*	RXi Pharmaceuticals Corp.	4	19
* #	Salix Pharmaceuticals, Ltd.	652,690	5,221,520
*	Santarus, Inc.	607,923	1,027,390
*	SciClone Pharmaceuticals, Inc.	603,943	501,273
*	SCOLR Pharma, Inc.	41,250	28,463
*	Senesco Technologies, Inc.	34,250	19,523
*	Sirona Dental Systems, Inc.	116,420	1,398,204
*	Skilled Healthcare Group, Inc.	86,100	717,213
* #	Somaxon Pharmaceuticals, Inc.	125,396	307,220
*	Sonic Innovations, Inc.	502,388	452,149
*	Spectranetics Corp.	35,848	107,544
*	Spectrum Pharmaceuticals, Inc.	374,330	539,035
*	SRI/Surgical Express, Inc.	146,301	204,821
* #	StemCells, Inc.	676,507	1,826,569
* #	Stereotaxis, Inc.	338,956	864,338
*	Strategic Diagnostics, Inc.	277,238	263,376
*	Sunesis Pharmaceuticals, Inc.	25,017	8,256
*	SunLink Health Systems, Inc.	44,600	41,478
*	Sunrise Senior Living, Inc.	185,326	222,391

22

*	SuperGen, Inc.	701,409	1,620,255
*	Symmetry Medical, Inc.	69,730	477,651
*	Theragenics Corp.	560,030	722,439
*	Tomotherapy, Inc.	21,781	55,106
#	Trimeris, Inc.	264,366	269,653
* #	Triple-S Management Corp.	375,400	5,402,006
* ●	Tripos Escrow Shares	200	18
*	United American Healthcare Corp.	15,300	29,682
*	Urologix, Inc.	89,385	49,162
*	Uroplasty, Inc.	32,500	26,000
* #	Vanda Pharmaceuticals, Inc.	30,824	22,502
* #	Vical, Inc.	636,673	1,228,779
*	Vital Images, Inc.	272,497	3,081,941
*	XOMA, Ltd.	164,072	108,288
* #	Zymogenetics, Inc.	453,587	1,927,745
Total Health Care			315,665,504

Industrials — (14.7%)
*	A. T. Cross Co. Class A	281,074	725,171
#	A.O. Smith Corp.	497,449	13,669,899
*	ACCO Brands Corp.	164,384	315,617
* #	Accuride Corp.	347,126	128,437
	Aceto Corp.	581,150	5,195,481
*	Active Power, Inc.	310,077	161,240
*	AeroCentury Corp.	26,215	237,246
*	Aerosonic Corp.	44,620	37,927
*	AirTran Holdings, Inc.	810,523	3,323,144
	Alamo Group, Inc.	234,217	2,939,423
* #	Alaska Air Group, Inc.	700,478	18,464,600
	Albany International Corp. Class A	55,493	555,485
#	Alexander & Baldwin, Inc.	1,031,826	22,741,445
* #	Allied Defense Group, Inc.	117,701	810,960
* #	Amerco, Inc.	338,146	10,397,990
	American Railcar Industries, Inc.	189,972	1,593,865
#	American Woodmark Corp.	44,160	664,608
	Ampco-Pittsburgh Corp.	5,822	107,649
* #	AMREP Corp.	2,352	65,268
*	APAC Customer Services, Inc.	654,633	929,579
	Apogee Enterprises, Inc.	7,061	72,375
* #	Applied Energetics, Inc.	976,155	273,323
#	Applied Industrial Technologies, Inc.	1,450,550	22,904,185
#	Arkansas Best Corp.	853,845	19,971,435
*	Armstrong World Industries, Inc.	56,875	942,988
*	Arotech Corp.	235,336	101,194
*	Atlas Air Worldwide Holding, Inc.	69,429	1,007,415
*	Avalon Holding Corp. Class A	40,609	73,096
#	Baldor Electric Co.	314,670	4,408,527
*	Baldwin Technology Co., Inc. Class A	387,412	445,524
	Barrett Business Services, Inc.	81,172	798,732
* #	BE Aerospace, Inc.	73,827	713,907
#	Belden, Inc.	160,928	2,101,720
*	Blount International, Inc.	167,483	1,403,508
* #	BlueLinx Holdings, Inc.	479,915	1,142,198
	Bowne & Co., Inc.	492,635	1,379,379
*	Breeze-Eastern Corp.	67,570	527,046

23

#	Briggs & Stratton Corp.	2,077,065	30,719,791
*	BTU International, Inc.	21,348	84,965
* #	Builders FirstSource, Inc.	621,179	764,050
#	C&D Technologies, Inc.	260,768	777,089
*	CAI International, Inc.	21,977	49,448
* #	Cano Petroleum, Inc.	349,857	216,911
* #	Capstone Turbine Corp.	1,176,140	1,023,242
*	Casella Waste Systems, Inc. Class A	107,124	295,662
	CDI Corp.	205,304	2,200,859
*	CECO Environmental Corp.	155,903	366,372
*	Celadon Group, Inc.	33,385	261,071
*	Cenveo, Inc.	136,064	537,453
* #	Ceradyne, Inc.	15,371	350,766
	Champion Industries, Inc.	366,815	1,027,082
*	Channell Commercial Corp.	4,800	696
*	Chart Industries, Inc.	45,797	387,443
	Chicago Rivet & Machine Co.	21,113	252,300
	CIRCOR International, Inc.	139,018	3,093,151
* #	Coleman Cable, Inc.	39,174	137,109
*	Columbus McKinnon Corp.	23,183	294,888
*	Comforce Corp.	21,165	35,346
*	Commercial Vehicle Group, Inc.	283,930	283,930
*	Competitive Technologies, Inc.	1,259	1,448
	CompX International, Inc.	59,200	335,072
*	COMSYS IT Partners, Inc.	247,121	494,242
*	Consolidated Graphics, Inc.	139,103	2,240,949
* #	Continental Airlines, Inc.	506,642	6,824,468
*	Cornell Companies, Inc.	304,586	4,647,982
*	Corrpro Companies, Inc.	62,012	26,665
*	Covenant Transport Group Class A	194,919	354,753
*	CPI Aerostructures, Inc.	19,931	99,655
*	CRA International, Inc.	885	18,594
#	Deluxe Corp.	78,838	909,002
	Diamond Management & Technology Consultants, Inc.	122,595	318,747
* #	Document Securities Systems, Inc.	176,066	323,961
*	Double Eagle Petroleum Co.	43,677	255,947
	Ducommun, Inc.	296,189	5,609,820
	Dynamic Materials Corp.	29,106	353,347
#	Eagle Bulk Shipping, Inc.	157,456	840,815
	Eastern Co.	79,904	880,542
	Ecology & Environment, Inc. Class A	43,940	553,205
	Electro Rent Corp.	588,898	6,242,319
#	Encore Wire Corp.	316,072	5,218,349
* #	Energy Focus, Inc.	136,025	131,944
* #	EnerSys	1,420,288	12,938,824
#	Ennis, Inc.	632,584	7,078,615
* #	EnPro Industries, Inc.	249,332	4,562,776
	Espey Manufacturing & Electronics Corp.	5,891	99,440
*	Esterline Technologies Corp.	1,050,823	37,924,202
* #	Evergreen Solar, Inc.	178,329	394,107
*	Exide Technologies	228,892	830,878
*	ExpressJet Holdings, Inc.	77,264	122,077
#	EXX, Inc. Class A	3,789	2,766
#	Federal Signal Corp.	832,621	5,620,192
*	First Advantage Corp.	428,505	5,459,154

24

*	First Aviation Services, Inc.	8,900	6,230
*	Flow International Corp.	276,256	428,197
*	Fortune Industries, Inc.	600	252
	Freightcar America, Inc.	60,263	1,154,036
	Frozen Food Express Industries, Inc.	419,189	1,727,059
*	FuelCell Energy, Inc.	733,406	2,830,947
	G & K Services, Inc. Class A	650,245	11,997,020
#	GATX Corp.	631,170	15,211,197
#	Genco Shipping & Trading, Ltd.	71,160	1,106,538
*	Gencor Industries, Inc.	1,600	12,672
	GenCorp, Inc.	661,344	1,917,898
*	General Employment Enterprises, Inc.	13,839	3,460
*	GeoPetro Resources Co.	5,664	3,908
*	Global Cash Access, Inc.	364,848	988,738
*	GP Strategies Corp.	172,274	673,591
	Great Lakes Dredge & Dock Corp.	78,910	263,559
#	Greenbrier Companies, Inc.	161,447	896,031
*	Griffon Corp.	702,116	6,986,054
	Hardinge, Inc.	138,785	603,715
*	Herley Industries, Inc.	477,440	5,318,687
#	Horizon Lines, Inc. Class A	116,427	400,509
*	HQ Sustainable Maritime Industries, Inc.	57,575	411,661
*	Hudson Highland Group, Inc.	474,274	1,166,714
*	Hudson Technologies, Inc.	38,600	57,900
* #	Hurco Companies, Inc.	41,445	587,690
*	Huttig Building Products, Inc.	189,986	66,495
*	ICT Group, Inc.	246,436	956,172
*	Innotrac Corp.	110,636	123,912
	Innovative Solutions & Support, Inc.	12,884	40,069
* #	Insituform Technologies, Inc. Class A	344,796	6,468,373
	Insteel Industries, Inc.	217,384	1,673,857
*	Integrated Electrical Services, Inc.	32,346	267,501
*	Interline Brands, Inc.	164,195	1,313,560
	International Shipholding Corp.	227,392	4,888,928
*	Intersections, Inc.	185,313	689,364
* #	JetBlue Airways Corp.	1,269,617	7,147,944
*	JPS Industries, Inc.	42,300	206,213
*	Kadant, Inc.	422,329	4,240,183
	Kelly Services, Inc. Class A	91,027	824,705
*	Kenexa Corp.	331,498	2,250,871
#	Kennametal, Inc.	291,138	4,669,854
*	Key Technology, Inc.	18,741	248,506
*	Kforce, Inc.	229,702	1,435,638
	L.S. Starrett Co. Class A	167,586	2,520,493
*	Ladish Co., Inc.	35,739	406,352
	Lawson Products, Inc.	728	13,919
*	Learning Tree International, Inc.	25,263	221,809
*	LECG Corp.	620,951	2,030,510
*	LGL Group, Inc.	7,917	12,271
*	Limco-Piedmont, Inc.	13,267	40,862
*	LMI Aerospace, Inc.	4,818	54,395
	LSI Industries, Inc.	52,213	237,569
*	Lydall, Inc.	431,171	1,591,021
* #	M&F Worldwide Corp.	556,176	5,895,466
*	Mac-Gray Corp.	319,000	2,065,525

25

*	Magnetek, Inc.	392,480	784,960
* ●	MAIR Holdings, Inc. Escrow Shares	593,484	278,937
*	Marten Transport, Ltd.	581,917	10,276,654
*	Meadow Valley Corp.	1,420	8,875
*	Medialink Worldwide, Inc.	160,196	14,418
*	Merrimac Industries, Inc.	40,915	92,059
* #	Mesa Air Group, Inc.	388,136	58,220
* #	Metalline Mining Co.	9,545	3,341
*	MFRI, Inc.	23,899	117,583
* #	Microvision, Inc.	580,403	928,645
*	Miller Industries, Inc.	207,944	1,139,533
*	Misonix, Inc.	124,173	134,107
* #	Mobile Mini, Inc.	720,727	9,109,989
*	Moore Handley, Inc.	2,000	1,150
	Mueller Water Products, Inc.	2,118,959	14,345,352
	NACCO Industries, Inc. Class A	170,629	5,458,422
*	Nashua Corp.	78,041	236,464
*	National Patent Development Corp.	230,265	299,345
	National Technical Systems, Inc.	143,083	572,332
* #	NCI Building Systems, Inc.	325,416	3,771,571
*	On Assignment, Inc.	231,476	1,071,734
#	Oshkosh Truck Corp. Class B	81,097	585,520
*	P.A.M. Transportation Services, Inc.	91,497	457,485
#	Pacer International, Inc.	38,936	334,850
*	Paragon Technologies, Inc.	9,306	22,614
*	Park-Ohio Holdings Corp.	123,096	452,993
*	Patrick Industries, Inc.	143,324	79,545
*	Pemco Aviation Group Inc	10,158	15,643
*	PGT, Inc.	81,061	80,899
*	Pike Electric Corp.	155,883	1,753,684
*	Pinnacle Airlines Corp.	65,304	130,608
* #	Plug Power, Inc.	526,873	474,186
*	PMFG, Inc.	454	3,178
*	Polypore International, Inc.	1,000	6,920
	Portec Rail Products, Inc.	84,547	615,502
* #	Power-One, Inc.	1,049,301	1,070,287
#	Preformed Line Products Co.	51,953	1,525,340
*	PRG-Schultz International, Inc.	109,519	342,794
	Providence & Worcester Railroad Co.	66,522	908,358
*	Quality Distribution, Inc.	205,840	479,607
	Quixote Corp.	7,951	33,474
*	RCM Technologies, Inc.	123,033	148,255
#	Regal-Beloit Corp.	828,302	28,129,136
*	Republic Airways Holdings, Inc.	1,682,318	13,778,184
*	Rush Enterprises, Inc. Class A	863,003	7,853,327
*	Rush Enterprises, Inc. Class B	332,468	2,935,692
*	Saia, Inc.	346,986	3,709,280
#	Schawk, Inc.	142,146	1,157,068
* #	School Specialty, Inc.	591,995	9,767,918
	Servidyne, Inc.	21,203	46,435
	Servotronics, Inc.	7,660	44,620
*	SIFCO Industries, Inc.	67,615	413,804
	SkyWest, Inc.	1,400,248	21,913,881
*	SL Industries, Inc.	5,146	30,876
*	SPACEHAB, Inc.	8,254	2,559

26

*	Sparton Corp.	310,745	581,093
*	Spherion Corp.	1,016,596	1,453,732
#	Standard Register Co.	253,675	1,844,217
	Standex International Corp.	307,470	4,719,665
	Steelcase, Inc. Class A	215,237	929,824
*	Sterling Construction Co., Inc.	9,100	163,072
	Supreme Industries, Inc.	104,478	125,374
	Sypris Solutions, Inc.	275,157	349,449
#	TAL International Group, Inc.	45,471	476,536
* #	Taleo Corp. Class A	132,972	1,120,954
*	Taser International, Inc.	602,236	3,053,337
*	TeamStaff, Inc.	9,762	15,668
	Tech/Ops Sevcon, Inc.	4,241	9,712
	Technology Research Corp.	100,707	186,308
	Tecumseh Products Co. Class A	439,770	3,606,114
*	Tecumseh Products Co. Class B	52,532	430,762
* #	TeleTech Holdings, Inc.	103,396	836,474
* #	The Advisory Board Co.	38,301	670,268
*	Thomas Group, Inc.	45,972	22,986
	Todd Shipyards Corp.	95,815	1,341,410
*	Trailer Bridge, Inc.	86,120	310,893
*	TRC Companies, Inc.	344,030	1,001,127
	Tredegar Industries, Inc.	1,251,561	20,650,757
#	Trinity Industries, Inc.	1,524,225	17,543,830
#	Triumph Group, Inc.	454,469	20,578,356
*	TrueBlue, Inc.	205,570	1,747,345
*	Tufco Technologies, Inc.	34,772	120,311
	Twin Disc, Inc.	32,434	213,091
*	U.S. Home Systems, Inc.	106,855	172,037
* #	Ultralife Corp.	79,628	637,820
* #	United Rentals, Inc.	1,773,795	9,897,776
	Universal Forest Products, Inc.	510,150	10,713,150
*	Universal Security Instruments, Inc.	30,409	117,683
*	UQM Technologies, Inc.	301,963	489,180
*	USA Truck, Inc.	337,839	4,871,638
*	USG Corp.	73,904	481,115
* #	Valence Technology, Inc.	4,800	8,352
	Valpey Fisher Corp.	15,889	23,119
*	Versar, Inc.	36,989	135,010
	Viad Corp.	211,262	4,696,354
	Vicor Corp.	31,970	150,898
*	Volt Information Sciences, Inc.	362,249	1,930,787
#	Wabash National Corp.	530,296	1,495,435
#	Watts Water Technologies, Inc.	909,616	20,266,244
*	WCA Waste Corp.	524,788	1,117,798
#	Werner Enterprises, Inc.	2,583,638	38,754,570
* #	WESCO International, Inc.	3,139	57,820
*	Willdan Group, Inc.	15,995	29,911
*	Willis Lease Finance Corp.	235,035	2,218,730
* #	YRC Worldwide, Inc.	707,398	2,037,306
Total Industrials			735,976,278

Information Technology — (15.6%)
*	3Com Corp.	1,161,171	2,705,528
* #	Access Integrated Technologies, Inc.	269,560	179,257

27

* #	ACI Worldwide, Inc.	24,352	413,740
*	Acorn Factor, Inc.	172,475	415,665
*	Actel Corp.	789,549	7,121,732
*	ActivIdentity Corp.	739,453	1,648,980
*	Adaptec, Inc.	5,206,969	14,527,444
* #	ADC Telecommunications, Inc.	606,751	3,076,228
*	Advanced Analogic Technologies, Inc.	518,278	1,560,017
*	Advanced Energy Industries, Inc.	29,618	265,970
* #	Advanced Photonix, Inc.	32,581	34,210
*	Aehr Test Systems	57,840	84,446
*	Aetrium, Inc.	178,073	274,232
	Agilysys, Inc.	552,954	1,974,046
* ●	Allen Organ Co. Escrow Shares	4,900	44,529
*	Allied Motion Technologies, Inc.	44,400	89,688
*	American Commercial Lines, Inc.	184,510	745,420
* #	Amkor Technology, Inc.	126,103	292,559
*	Amtech Systems, Inc.	36,666	148,131
* #	Anadigics, Inc.	598,450	1,214,854
*	Analysts International Corp.	252,655	106,115
*	Anaren, Inc.	542,418	6,411,381
*	Applied Micro Circuits Corp.	1,677,507	6,710,028
* #	Arris Group, Inc.	2,878,057	20,491,766
*	Art Technology Group, Inc.	81,981	140,188
*	Aruba Networks, Inc.	128,571	343,285
*	Aspen Technology, Inc.	326,227	2,185,721
*	Astea International, Inc.	12,900	30,186
	Astro-Med, Inc.	88,815	620,817
* #	ATMI, Inc.	141,508	1,911,773
*	Authentidate Holding Corp.	2,900	725
*	Autobytel, Inc.	625,122	225,044
* #	Avanex Corp.	129,746	243,922
* #	Avid Technology, Inc.	964,460	9,654,245
*	Aviza Technology, Inc.	58,425	11,627
* #	Avocent Corp.	772,223	11,081,400
	AVX Corp.	513,307	4,681,360
*	Aware, Inc.	681,603	1,526,791
*	Axcelis Technologies, Inc.	2,274,285	648,171
*	AXT, Inc.	317,739	441,657
	Bel Fuse, Inc. Class A	3,305	46,435
	Bel Fuse, Inc. Class B	49,975	761,619
* #	Bell Microproducts, Inc.	938,970	845,073
*	Benchmark Electronics, Inc.	2,841,081	33,354,291
*	BigBand Networks, Inc.	12,697	64,120
	Black Box Corp.	490,438	10,706,262
*	Blonder Tongue Laboratories, Inc.	8,764	8,370
	Bogen Communications International, Inc.	43,800	159,870
*	Bookham, Inc.	324,204	119,955
* #	Borland Software Corp.	1,122,197	695,762
* #	Brightpoint, Inc.	528,118	2,471,592
*	Brooks Automation, Inc.	3,131,877	14,312,678
* #	Cadence Design Systems, Inc.	235,586	890,515
*	CalAmp Corp.	397,546	385,620
*	California Micro Devices Corp.	745,104	1,594,523
*	CallWave, Inc.	195,277	144,505
*	Cascade Microtech, Inc.	26,412	81,613

28

*	Catapult Communications Corp.	204,677	1,412,271
*	CEVA, Inc.	364,339	2,488,435
*	Checkpoint Systems, Inc.	302,489	2,707,277
*	Chordiant Software, Inc.	112,794	265,066
*	Chyron International Corp.	51,176	66,529
*	Ciber, Inc.	2,122,374	9,253,551
* #	Ciena Corp.	200,037	1,248,231
*	Cirrus Logic, Inc.	276,222	778,946
*	Clarus Corp.	371,800	1,561,560
*	Clearfield, Inc.	77,789	93,347
*	Coherent, Inc.	1,102,339	19,941,313
	Cohu, Inc.	672,339	6,709,943
*	Comarco, Inc.	10,221	9,710
* # ●	Commerce One, Inc.	55,600	—
* #	CommScope, Inc.	70,401	1,015,182
	Communications Systems, Inc.	114,860	849,964
*	Computer Task Group, Inc.	207,875	636,098
*	Concurrent Computer Corp.	127,894	506,460
*	Conexant Systems, Inc.	12,273	8,100
* #	Convera Corp.	506,158	81,087
*	Convergys Corp.	864,847	6,512,298
*	CPI International, Inc.	149,303	1,145,154
*	Cray, Inc.	20,801	39,938
*	CSP, Inc.	112,898	368,612
	CTS Corp.	1,387,709	7,132,824
*	CyberOptics Corp.	269,508	1,511,940
* #	Cypress Semiconductor Corp.	1,146,627	5,171,288
*	Data I/O Corp.	80,182	199,653
*	Datalink Corp.	63,365	218,609
	Dataram Corp.	75,871	95,597
*	DDi Corp.	389,380	1,316,104
*	Digi International, Inc.	714,872	5,433,027
* #	Digimarc Corp.	101,390	967,261
*	Digital Angel Corp.	13,535	8,527
* #	Diodes, Inc.	67,049	434,478
*	Ditech Networks, Inc.	685,602	658,178
*	Dot Hill Systems Corp.	753,086	372,778
*	Double-Take Software, Inc.	900	6,813
*	DSP Group, Inc.	363,692	2,367,635
*	Dycom Industries, Inc.	404,446	2,754,277
*	Dynamics Research Corp.	84,242	587,167
*	Easylink Services International Corp.	48,700	94,965
*	EDCI Holdings, Inc.	122,643	491,798
*	EDGAR Online, Inc.	210,383	218,798
*	Edgewater Technology, Inc.	155,304	434,851
*	EFJohnson Technologies, Inc.	508,819	625,847
*	Electro Scientific Industries, Inc.	1,199,372	7,580,031
*	Electroglas, Inc.	361,725	50,642
*	Electronics for Imaging, Inc.	724,612	6,441,801
* #	Elixir Gaming Technologies, Inc.	549,870	71,483
* #	EMCORE Corp.	93,441	123,342
*	EMS Technologies, Inc.	263,992	6,335,808
*	En Pointe Technologies, Inc.	38,700	30,960
*	Endwave Corp.	332,391	664,782
*	Entorian Technologies, Inc.	459,682	107,979

29

*	Entrust, Inc.	546,360	819,540
*	EPIQ Systems, Inc.	112,111	1,986,607
*	ePlus, Inc.	271,204	2,876,118
*	Euronet Worldwide, Inc.	618,218	6,213,091
*	Evans & Sutherland Computer Corp.	180,550	81,248
* #	Exar Corp.	824,988	5,585,169
*	Extreme Networks, Inc.	1,937,792	3,429,892
*	Fairchild Semiconductor Corp. Class A	1,261,676	5,740,626
*	FalconStor Software, Inc.	34,929	111,424
* #	Finisar Corp.	949,402	484,195
*	Forgent Networks, Inc.	153,102	33,682
* #	FormFactor, Inc.	41,953	652,789
*	FortuNet, Inc.	4,304	6,671
	Frequency Electronics, Inc.	125,742	396,087
*	FSI International, Inc.	785,888	302,567
*	Gerber Scientific, Inc.	404,713	1,270,799
	Gevity HR, Inc.	360,090	723,781
*	Giga-Tronics, Inc.	14,300	15,301
*	Globecomm Systems, Inc.	220,700	1,132,191
*	Glu Mobile, Inc.	4,334	2,210
*	Goldleaf Financial Solutions, Inc.	226,229	158,360
*	GSI Technology, Inc.	3,000	7,740
*	GTSI Corp.	237,469	1,281,145
*	Guidance Software, Inc.	77,924	266,500
*	Halifax Corp.	11,571	6,017
* #	Harris Stratex Networks, Inc. Class A	466,031	3,215,614
*	Hauppauge Digital, Inc.	130,387	177,326
*	hi/fn, inc.	203,612	640,360
* #	Hughes Communications, Inc.	27,972	337,622
*	Hutchinson Technology, Inc.	432,238	1,370,194
*	Hypercom Corp.	812,432	1,234,897
*	I.D. Systems, Inc.	150,003	574,511
* #	iBasis, Inc.	493,464	453,987
* #	iGo, Inc.	373,705	295,227
*	Ikanos Communications, Inc.	199,994	257,992
*	I-many, Inc.	353,800	137,947
#	Imation Corp.	1,609,486	15,676,394
	Imergent, Inc.	36,637	168,530
*	Immersion Corp.	11,304	58,668
*	InFocus Corp.	686,096	521,433
	infoGROUP, Inc.	415,212	1,532,132
	InfoSpace, Inc.	578,768	4,635,932
*	Innodata Isogen, Inc.	1,959	4,388
* #	Insight Enterprises, Inc.	602,987	3,123,473
*	InsWeb Corp.	22,666	52,585
*	Integrated Device Technology, Inc.	3,488,497	20,023,973
*	Integrated Silicon Solution, Inc.	367,354	624,502
*	Intelli-Check, Inc.	159,451	191,341
*	Intelligent Systems Corp.	29,047	29,047
*	Intelligroup, Inc.	70,500	105,750
* #	Internap Network Services Corp.	669,694	1,801,477
*	International Rectifier Corp.	480,174	6,539,970
*	Internet Brands, Inc.	175,400	871,738
*	Internet Capital Group, Inc.	1,072,331	4,621,747
*	Interphase Corp.	86,887	135,978

30

#	Intersil Corp.	234,023	2,178,754
*	Interwoven, Inc.	782,360	12,337,817
*	Intest Corp.	19,032	5,043
*	Intevac, Inc.	169,843	743,912
*	IntriCon Corp.	41,652	156,195
*	INX, Inc.	9,660	47,141
*	iPass, Inc.	396,852	504,002
*	iPCS, Inc.	74,187	367,968
*	Iteris, Inc.	111,967	156,754
	IXYS Corp.	250,099	1,713,178
#	Jabil Circuit, Inc.	550,355	3,203,066
*	Jaco Electronics, Inc.	60,959	45,110
*	JDS Uniphase Corp.	163,391	593,109
*	Jupitermedia Corp.	39,780	20,288
	Keithley Instruments, Inc.	226,569	786,194
* #	Kemet Corp.	2,792,773	586,482
*	Key Tronic Corp.	365,738	427,913
*	Keynote Systems, Inc.	440,972	3,858,505
*	Kopin Corp.	343,519	542,760
*	Kowabunga!, Inc.	869,756	191,346
*	Kratos Defense & Security Solutions, Inc.	1,327,414	1,566,349
* #	Kulicke & Soffa Industries, Inc.	654,513	1,001,405
*	KVH Industries, Inc.	75,120	431,940
* #	L-1 Identity Solutions, Inc.	624,941	4,530,822
*	Lantronix, Inc.	124,204	84,459
*	Lattice Semiconductor Corp.	1,822,195	2,806,180
*	Leadis Technolgies, Inc.	11,963	4,546
* #	LeCroy Corp.	187,030	430,169
*	LightPath Technologies, Inc.	30,600	27,387
*	Lionbridge Technologies, Inc.	1,064,190	1,915,542
*	Livewire Mobile, Inc.	40,414	5,658
*	Logic Devices, Inc.	90,700	49,885
*	LogicVision, Inc.	56,300	69,812
*	LoJack Corp.	209,971	797,890
*	LookSmart, Ltd.	544,441	745,884
*	Loral Space & Communications, Inc.	150,410	1,986,916
*	LTX-Credence Corp.	641,275	185,970
*	Luna Innovations, Inc.	42,997	57,186
* #	Macrovision Solutions Corp.	1,014,877	13,305,037
*	Magma Design Automation, Inc.	484,604	557,295
*	Management Network Group, Inc.	126,598	51,905
	Marchex, Inc. Class B	358,770	1,797,438
*	Mastech Holdings, Inc.	44,797	83,770
*	Mattson Technology, Inc.	748,605	733,633
*	MDI, Inc.	38,660	5,799
*	Measurement Specialties, Inc.	11,600	58,928
* #	Mechanical Technology, Inc.	36,618	57,124
	MedQuist, Inc.	119,652	238,107
* #	Mentor Graphics Corp.	156,575	729,640
*	Mercury Computer Systems, Inc.	321,898	1,921,731
*	Merix Corp.	332,256	119,612
#	Methode Electronics, Inc.	1,273,546	5,883,783
*	Microtune, Inc.	670,837	1,147,131
* #	Midway Games, Inc.	428,485	107,121
*	Mindspeed Technologies, Inc.	270,551	242,143

31

*	MIPS Technologies, Inc.	162,213	272,518
*	MIVA, Inc.	436,585	78,585
*	MKS Instruments, Inc.	2,124,394	29,847,736
*	ModusLink Global Solutions, Inc.	596,131	1,388,985
*	MoSys, Inc.	242,165	503,703
*	MPS Group, Inc.	3,486,300	21,092,115
* #	MRV Communications, Inc.	272,657	139,055
*	MSC.Software Corp.	234,683	1,365,855
*	MTM Technologies, Inc.	386	247
*	Nanometrics, Inc.	246,719	325,669
*	Napco Security Technologies, Inc.	49,049	55,425
*	NETGEAR, Inc.	185,206	2,059,491
*	Network Equipment Technologies, Inc.	367,224	1,149,411
*	Newport Corp.	1,732,785	9,270,400
* #	Novatel Wireless, Inc.	404,593	2,241,445
* #	Novellus Systems, Inc.	188,600	2,600,794
*	Nu Horizons Electronics Corp.	282,311	443,228
*	NumereX Corp. Class A	106,141	317,362
* #	NYFIX, Inc.	462,231	416,008
	O.I. Corp.	54,361	503,383
*	Oculus Innovative Sciences, Inc.	45,365	74,852
*	OmniVision Technologies, Inc.	1,235,289	8,264,083
*	Omtool, Ltd.	52,214	39,161
* #	On2 Technologies, Inc.	439,900	180,359
*	Online Resources Corp.	145,842	460,861
*	Onvia, Inc.	29,643	118,868
	Openwave Systems, Inc.	557,164	406,730
*	Oplink Communications, Inc.	679,510	4,804,136
*	OpNext, Inc.	10,419	24,797
*	Optelecom-NKF, Inc.	8,825	40,860
*	OPTi, Inc.	164,800	308,176
*	Optical Cable Corp.	116,577	331,079
*	Orbcomm, Inc.	663,191	1,087,633
*	OSI Systems, Inc.	242,314	3,545,054
*	Overland Storage, Inc.	182,669	73,068
* #	OYO Geospace Corp.	20,395	304,905
* #	Palm, Inc.	1,819,038	13,952,021
*	PAR Technology Corp.	108,721	492,506
* #	ParkerVision, Inc.	159,806	286,053
*	PC Connection, Inc.	897,789	4,390,188
	PC-Tel, Inc.	638,185	4,122,675
*	PDF Solutions, Inc.	338,611	504,530
	Pegasystems, Inc.	78,573	1,066,236
*	Perceptron, Inc.	143,518	487,961
*	Perficient, Inc.	208,538	815,384
*	Performance Technologies, Inc.	176,854	558,859
*	Pericom Semiconductor Corp.	372,848	2,300,472
*	Pervasive Software, Inc.	583,326	2,111,640
*	Photronics, Inc.	1,304,161	2,073,616
*	Physicians Formula Holdings, Inc.	18,595	53,926
*	Pinnacle Data Systems, Inc.	5,400	2,106
*	Pixelworks, Inc.	21,560	14,659
*	Planar Systems, Inc.	259,633	119,431
*	PlanetOut, Inc.	19,912	5,199
*	PLATO Learning, Inc.	277,077	385,137

32

*	PLX Technology, Inc.	340,234	561,386
* #	Powerwave Technologies, Inc.	1,688,988	760,045
*	Presstek, Inc.	291,393	629,409
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	QAD, Inc.	128,074	327,869
	Qualstar Corp.	250,883	519,328
*	Quantum Corp.	762,084	388,663
*	QuickLogic Corp.	280,437	249,589
* #	Rackable Systems, Inc.	893,591	3,511,813
*	Radiant Systems, Inc.	115,601	399,979
*	RadiSys Corp.	486,064	2,299,083
*	RAE Systems, Inc.	700,543	259,201
*	Ramtron International Corp.	12,079	20,534
*	RealNetworks, Inc.	2,205,273	6,218,870
*	Relm Wireless Corp.	138,333	105,133
#	Renaissance Learning, Inc.	47,095	340,497
* #	RF Micro Devices, Inc.	3,893,544	4,205,028
*	RF Monolithics, Inc.	41,140	28,387
	Richardson Electronics, Ltd.	461,490	1,721,358
* #	RightNow Technologies, Inc.	26,538	154,982
*	Rudolph Technologies, Inc.	502,812	1,412,902
*	S1 Corp.	1,159,020	7,730,663
*	Saba Software, Inc.	356,685	584,963
*	Safeguard Scientifics, Inc.	2,444,468	1,466,681
* #	SatCon Technology Corp.	94,200	131,880
*	SCM Microsystems, Inc.	378,413	949,817
*	SeaChange International, Inc.	849,717	5,030,325
*	Selectica Escrow Shares	712,856	—
*	Selectica, Inc.	712,856	442,684
*	Semitool, Inc.	201,657	558,590
*	Sigma Designs, Inc.	4,500	45,990
*	Sigmatron International, Inc.	16,500	35,475
*	Silicon Image, Inc.	385,274	1,413,956
*	Silicon Storage Technology, Inc.	3,778,252	7,745,417
* #	SiRF Technology Holdings, Inc.	87,224	88,968
* #	Skyworks Solutions, Inc.	5,475,665	23,654,873
*	Smith Micro Software, Inc.	201,489	1,067,892
*	Soapstone Networks, Inc.	172,094	425,072
* #	Sonic Solutions, Inc.	335,336	439,290
*	SonicWALL, Inc.	1,712,108	6,026,620
* #	Sonus Networks, Inc.	689,370	909,968
*	SourceForge, Inc.	861,369	861,369
*	Spansion, Inc.	14,888	998
*	Spectrum Control, Inc.	228,772	1,656,309
*	SRS Labs, Inc.	68,041	349,050
*	Standard Microsystems Corp.	100,609	1,393,435
	StarTek, Inc.	117,282	544,188
*	SumTotal Systems, Inc.	72,998	183,955
*	Sunair Electronics, Inc.	14,271	21,407
*	Sunrise Telecom, Inc.	132,300	68,796
*	SupportSoft, Inc.	1,020,272	1,928,314
*	Switch and Data Facilities Co.	176,462	1,214,059
*	Sycamore Networks, Inc.	6,832,668	16,056,770
*	Symmetricom, Inc.	355,106	1,317,443
*	SYNNEX Corp.	1,057,645	16,234,851

33

*	Tech Data Corp.	1,378,727	24,968,746
*	Technical Communications Corp.	6,200	32,240
	Technitrol, Inc.	201,292	442,842
*	Technology Solutions Co.	35,343	37,110
*	TechTeam Global, Inc.	198,159	990,795
* #	Telkonet, Inc.	308,357	49,337
*	Tellabs, Inc.	404,644	1,671,180
*	Telular Corp.	286,285	452,330
*	Teradyne, Inc.	624,070	3,001,777
*	Tessco Technologies, Inc.	34,835	254,644
* #	The Knot, Inc.	231,004	1,589,308
	TheStreet.com, Inc.	265,662	725,257
* #	THQ, Inc.	142,138	561,445
*	Tier Technologies, Inc. Class B	579,612	3,361,750
*	TII Network Technologies, Inc.	92,005	65,324
*	Tollgrade Communications, Inc.	219,564	1,264,689
*	Track Data Corp.	65,391	60,814
*	Transcat, Inc.	58,700	312,284
*	Trans-Lux Corp.	4,683	2,529
*	Transwitch Corp.	19,672	8,262
* #	Travelzoo, Inc.	6,973	27,962
*	Trident Microsystems, Inc.	219,440	373,048
	Trio-Tech International	35,820	59,999
*	Triquint Semiconductor, Inc.	3,700,385	7,474,778
	TSR, Inc.	2,290	4,237
*	TTM Technologies, Inc.	239,506	1,444,221
*	Ulticom, Inc.	208,419	1,198,409
*	Ultra Clean Holdings, Inc.	250,047	280,053
*	Ultratech, Inc.	8,466	94,819
*	Unisys Corp.	567,717	425,788
#	United Online, Inc.	27,168	166,268
*	UTStarcom, Inc.	837,260	1,230,772
* #	ValueClick, Inc.	157,979	987,369
*	Veeco Instruments, Inc.	349,413	1,687,665
*	VeriFone Holdings, Inc.	182,962	847,114
*	Vicon Industries, Inc.	102,175	586,485
*	Vignette Corp.	455,612	3,175,616
*	Virage Logic Corp.	311,185	958,450
*	Vishay Intertechnology, Inc.	185,587	549,338
	Wayside Technology Group, Inc.	11,612	83,606
*	Web.com Group, Inc.	180,515	541,545
*	Westell Technologies, Inc.	43,626	13,960
*	White Electronics Designs Corp.	840,948	3,271,288
*	Winland Electronics, Inc.	15,294	11,012
*	Wireless Ronin Technologies, Inc.	151,690	177,477
*	Wireless Telecom Group, Inc.	255,573	92,006
*	WPCS International, Inc.	23,311	46,622
* #	X-Rite, Inc.	401,930	534,567
*	ZiLOG, Inc.	7,584	18,353
* #	Zix Corp.	441,476	573,919
*	Zoran Corp.	1,176,831	6,990,376
*	Zygo Corp.	534,211	3,055,687
Total Information Technology			785,949,086

34

Materials — (4.1%)
#	A. Schulman, Inc.	947,100	14,348,565
#	A.M. Castle & Co.	438,798	3,712,231
*	AEP Industries, Inc.	6,190	88,765
*	American Pacific Corp.	134,331	1,051,812
#	American Vanguard Corp.	146,953	2,088,202
* #	Amerigon, Inc.	152,527	523,168
*	Arrowhead Research Corp.	108,127	94,070
	Ashland, Inc.	94,140	755,003
*	Brush Engineered Materials, Inc.	209,075	2,625,982
*	Buckeye Technologies, Inc.	837,896	2,446,656
*	Bway Holding Co.	77,932	659,305
	Cabot Corp.	498,372	6,658,250
*	Caraustar Industries, Inc.	682,115	143,244
* #	Century Aluminum Co.	136,693	485,260
	Chesapeake Corp.	110,440	1,712
* #	Coeur d’Alene Mines Corp.	1,619,497	1,149,843
*	Continental Materials Corp.	10,304	173,725
*	Core Molding Technologies, Inc.	99,118	207,157
	Cytec Industries, Inc.	52,159	1,066,130
*	Detrex Corp.	12,700	47,943
#	Empire Resources, Inc.	128,023	115,221
	Ferro Corp.	863,348	3,418,858
*	Flotek Industries, Inc.	221,927	641,369
	Friedman Industries, Inc.	100,215	561,204
* #	General Moly, Inc.	517,370	465,633
#	Georgia Gulf Corp.	383,594	360,578
#	Gibraltar Industries, Inc.	709,985	7,263,147
* #	Graphic Packaging Holding Co.	6,215,796	5,407,743
*	H&E Equipment Services, Inc.	293,399	1,956,971
* #	Haynes International, Inc.	55,858	1,020,526
* #	Headwaters, Inc.	1,389,210	6,293,121
* #	Hecla Mining Co.	222,000	588,300
*	Horsehead Holding Corp.	51,828	205,239
*	ICO, Inc.	180,780	479,067
*	Impreso, Inc.	6,400	15,360
* #	ION Geophysical Corp.	127,100	190,650
#	Kaiser Aluminum Corp.	261,709	6,500,852
	KMG Chemicals, Inc.	95,049	494,255
#	Koppers Holdings, Inc.	64,170	1,039,554
*	LSB Industries, Inc.	211,145	1,558,250
*	Material Sciences Corp.	216,679	303,351
*	Maxxam, Inc.	53,466	489,214
* #	Metalico, Inc.	206,135	505,031
#	Minerals Technologies, Inc.	254,799	9,633,950
* #	Mines Management, Inc.	274,903	406,856
*	Mod-Pac Corp.	23,262	30,124
	Myers Industries, Inc.	478,430	2,999,756
*	Nanophase Technologies Corp.	231,122	191,831
	Neenah Paper, Inc.	95,593	643,341
#	NL Industries, Inc.	286,564	3,312,680
	NN, Inc.	504,296	857,303
*	Northern Technologies International Corp.	5,316	41,146
* #	Northwest Pipe Co.	219,809	7,750,465
	Olympic Steel, Inc.	24,778	393,227
*	OM Group, Inc.	342,488	6,637,417

35

*	OMNOVA Solutions, Inc.	534,856	486,719
	P.H. Glatfelter Co.	1,344,000	11,706,240
	Penford Corp.	260,337	2,254,518
*	PolyOne Corp.	3,910,837	8,017,216
*	Rock of Ages Corp.	57,681	107,575
	Rock-Tenn Co. Class A	217,000	6,763,890
*	Rockwood Holdings, Inc.	58,800	441,588
*	Rosetta Resources, Inc.	212,834	1,291,902
* #	RTI International Metals, Inc.	178,700	2,378,497
	Schweitzer-Maudoit International, Inc.	330,644	7,075,782
	Sensient Technologies Corp.	578,480	12,437,320
	Spartech Corp.	608,935	1,930,324
#	Stepan Co.	27,502	1,009,048
*	Stillwater Mining Co.	361,777	1,501,375
* #	Symyx Technologies, Inc.	134,139	643,867
	Synalloy Corp.	1,286	7,047
	Temple-Inland, Inc.	151,743	860,383
*	U.S. Concrete, Inc.	610,779	1,697,966
*	U.S. Energy Corp.	25,300	47,817
* #	U.S. Gold Corp.	279,759	553,923
*	Universal Stainless & Alloy Products, Inc.	25,990	376,855
	Vulcan International Corp.	11,100	427,905
	Wausau Paper Corp.	1,059,559	10,076,406
*	Webco Industries, Inc.	9,290	529,530
#	Westlake Chemical Corp.	1,537,624	21,019,320
*	Williams Industries, Inc.	3,400	4,743
#	Worthington Industries, Inc.	109,244	1,098,995
* #	Zoltek Companies, Inc.	32,000	226,560
Total Materials			206,071,924

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	ePresence, Inc. Escrow Shares	312,600	—
* ●	Noel Group, Inc.	95,400	358
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
Total Other			6,514

Telecommunication Services — (0.3%)
	Arbinet-thexchange, Inc.	552,802	928,707
*	Centennial Communications Corp.	321,337	2,628,537
*	Cincinnati Bell, Inc.	879,028	1,221,849
#	Consolidated Communications Holdings, Inc.	135,909	1,530,335
	D&E Communications, Inc.	276,971	1,936,027
#	FairPoint Communications, Inc.	544,959	1,487,738
* #	FiberTower Corp.	738,082	107,022
*	General Communications, Inc. Class A	160,005	1,051,233
*	GoAmerica, Inc.	559	1,845
*	ICO Global Communications (Holdings), Ltd.	688,892	406,446
*	Nexstar Broadcasting Group, Inc.	100,175	80,140
*	Occam Networks, Inc.	39,798	105,067
*	PAETEC Holding Corp.	566,066	764,189
*	Point.360	123,641	138,478
	SureWest Communications	310,791	3,173,176
*	Terrestar Corp.	85,137	42,569
*	Xeta Corp.	64,791	120,511
Total Telecommunication Services			15,723,869

36

Utilities — (0.3%)
*	Cadiz, Inc.	3,468	32,183
#	Connecticut Water Services, Inc.	123,449	2,856,610
	Delta Natural Gas Co., Inc.	10,800	259,200
	Maine & Maritimes Corp.	42,871	1,699,835
#	PNM Resources, Inc.	11,685	117,317
#	South Jersey Industries, Inc.	237,913	8,874,155
	Unitil Corp.	48,204	974,203
Total Utilities			14,813,503

TOTAL COMMON STOCKS			4,206,855,220

RIGHTS/WARRANTS — (0.0%)
* ●	CSF Holding, Inc. Litigation Rights	40,500	—
*	Federal-Mogul Corp. Warrants 12/27/14	62,197	28,300
* ●	Lantronix, Inc. Warrants 2008	599	—
TOTAL RIGHTS/WARRANTS			28,300

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $53,080,000 FNMA 5.11%(r), 01/01/36, valued at $32,946,396) to be repurchased at $32,459,514	$32,459	32,459,000

		Shares
SECURITIES LENDING COLLATERAL — (15.6%)
§ @	DFA Short Term Investment Fund LP	774,355,534	774,355,534

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $8,218,514 FHLMC 5.500%, 07/01/37, valued at $7,358,276) to be repurchased at $7,144,130	$7,144	7,143,957

TOTAL SECURITIES LENDING COLLATERAL			781,499,491

TOTAL INVESTMENTS - (100.0%)
(Cost $7,717,698,940)##			$5,020,842,011

37

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (80.5%)
Consumer Discretionary — (12.4%)
*	1-800-FLOWERS.COM, Inc.	45,694	$114,692
*	4Kids Entertainment, Inc.	242,619	405,174
* #	99 Cents Only Stores	145,265	1,217,321
*	A.C. Moore Arts & Crafts, Inc.	224,497	379,400
#	Aaron Rents, Inc.	120,700	2,638,502
	Aaron Rents, Inc. Class A	15,475	272,360
* #	AbitibiBowater, Inc.	80,238	60,981
*	Acme Communications, Inc.	282,503	67,801
	Acme United Corp.	7,700	55,286
* #	Aeropostale, Inc.	114,875	2,425,011
*	AFC Enterprises, Inc.	35,706	171,389
	Aldila, Inc.	71,403	274,902
*	Alloy, Inc.	10,612	52,742
	Ambassadors Group, Inc.	35,359	292,419
	AMCON Distributing Co.	2,269	53,321
*	AMDL, Inc.	4,474	4,340
* #	American Apparel, Inc.	72,500	147,175
	American Axle & Manufacturing Holdings, Inc.	949,034	1,034,447
*	American Biltrite, Inc.	3,955	5,932
	American Greetings Corp. Class A	50,900	220,906
*	America’s Car-Mart, Inc.	30,685	278,927
	Ameristar Casinos, Inc.	74,454	667,852
*	AnnTaylor Stores Corp.	37,000	182,040
	Arbitron, Inc.	82,399	1,237,633
#	Arctic Cat, Inc.	99,171	425,444
	Ark Restaurants Corp.	12,675	132,073
#	ArvinMeritor, Inc.	194,200	339,850
	Asbury Automotive Group, Inc.	651,802	2,333,451
*	ATC Technology Corp.	59,678	778,798
*	Audiovox Corp. Class A	302,693	1,365,145
*	Avatar Holdings, Inc.	55,193	1,432,258
*	Bakers Footwear Group, Inc.	24,144	9,658
*	Ballantyne of Omaha, Inc.	2	3
* #	Bally Technologies, Inc.	78,076	1,576,354
	Barnes & Noble, Inc.	113,110	1,857,266
*	Barry (R.G.) Corp.	17,238	110,496
	Bassett Furniture Industries, Inc.	188,843	621,293
	Beasley Broadcast Group, Inc.	81,005	121,507
	Beazer Homes USA, Inc.	16,519	17,015
	bebe Stores, Inc.	158,036	892,903
	Belo Corp.	38,160	76,320
#	Belo Corp. Class A	173,800	248,534
*	Benihana, Inc.	1,375	3,217

1

	Big 5 Sporting Goods Corp.	19,379	101,934
* #	Big Lots, Inc.	131,274	1,765,635
*	Birks & Mayors, Inc.	1,765	777
* #	BJ’s Restaurants, Inc.	47,445	526,639
#	Blockbuster, Inc. Class A	1,489,439	1,906,482
*	Blockbuster, Inc. Class B	144,416	121,309
* #	Blue Nile, Inc.	29,400	594,468
*	Bluegreen Corp.	83,365	145,889
	Blyth, Inc.	60,842	207,471
	Bob Evans Farms, Inc.	96,838	1,700,475
#	Bon-Ton Stores, Inc.	129,659	176,985
	Books-A-Million, Inc.	6,300	14,742
	Borders Group, Inc.	83,876	36,905
	Bowl America, Inc. Class A	6,628	63,629
	Boyd Gaming Corp.	28,900	139,009
#	Brinker International, Inc.	122,206	1,340,600
*	Broadview Institute, Inc.	200	202
	Brookfield Homes Corp.	42,900	106,821
	Brown Shoe Company, Inc.	224,000	1,050,560
	Brunswick Corp.	149,600	415,888
#	Buckle, Inc.	124,650	2,636,347
* #	Buffalo Wild Wings, Inc.	35,184	790,233
*	Build-A-Bear-Workshop, Inc.	23,300	97,860
* #	Cabela’s, Inc.	174,904	981,211
*	Cache, Inc.	7,600	14,212
*	California Coastal Communities, Inc.	138,138	174,054
*	California Pizza Kitchen, Inc.	53,568	554,964
	Callaway Golf Co.	199,200	1,515,912
	Canterbury Park Holding Corp.	10,475	66,202
* #	Capella Education Co.	29,967	1,658,074
* #	Career Education Corp.	79,470	1,732,446
	Carmike Cinemas, Inc.	243,916	490,271
*	Carriage Services, Inc.	207,167	457,839
*	Carrols Restaurant Group, Inc.	3,210	10,304
* #	Carter’s, Inc.	101,394	1,722,684
*	Casual Male Retail Group, Inc.	29,100	11,058
*	Catalina Lighting, Inc.	1,760	114
	Cato Corp. Class A	72,850	963,805
*	Cavalier Homes, Inc.	272,605	370,743
*	Cavco Industries, Inc.	18,266	447,152
* #	CEC Entertainment, Inc.	86,216	2,012,281
	Centex Corp.	179,900	1,530,949
* ●	Championship Auto Racing Teams, Inc.	1,697	—
*	Charles and Colvard, Ltd.	54,978	14,294
*	Charlotte Russe Holding, Inc.	26,700	137,505
* #	Charming Shoppes, Inc.	293,386	316,857
* #	Charter Communications, Inc.	542,325	48,809
* #	Cheesecake Factory, Inc.	71,700	622,356
#	Cherokee, Inc.	13,272	202,796
*	Chico’s FAS, Inc.	68,200	270,072
#	Choice Hotels International, Inc.	16,600	436,912
	Christopher & Banks Corp.	32,271	125,211
*	Chromcraft Revington, Inc.	22,839	6,509
	Churchill Downs, Inc.	39,193	1,352,550
	Cinemark Holdings, Inc.	141,347	1,118,055

2

	Citadel Broadcasting Co.	294,681	53,043
*	Citi Trends, Inc.	25,863	246,474
	CKE Restaurants, Inc.	105,300	873,990
	Coachmen Industries, Inc.	281,012	407,467
	Coast Distribution System, Inc.	49,630	53,352
*	Coinstar, Inc.	75,816	1,742,252
*	Coldwater Creek, Inc.	88,716	250,179
	Collectors Universe, Inc.	112,624	432,476
#	Columbia Sportswear Co.	66,931	1,922,258
*	Comstock Homebuilding Companies, Inc.	4,766	1,334
*	Concord Camera Corp.	113,476	289,364
* #	Conn’s, Inc.	66,784	812,093
	Cooper Tire & Rubber Co.	1,248,791	5,831,854
* #	Corinthian Colleges, Inc.	244,698	4,570,959
* #	Cosi, Inc.	4,600	1,513
* #	Cost Plus, Inc.	191,623	183,958
	Courier Corp.	21,392	336,076
* #	Cox Radio, Inc.	97,400	491,870
#	CPI Corp.	1,845	12,730
#	Cracker Barrel Old Country Store, Inc.	40,206	706,419
	Craftmade International, Inc.	15,198	31,536
*	Crown Media Holdings, Inc.	53,132	87,668
	CSS Industries, Inc.	28,400	430,828
*	Culp, Inc.	34,401	64,674
* #	Cumulus Media, Inc. Class A	913,987	1,572,058
*	Cybex International, Inc.	400	724
*	Daily Journal Corp.	200	7,230
* #	Deckers Outdoor Corp.	35,900	1,875,416
	Decorator Industries, Inc.	19,872	15,103
*	DEI Holdings, Inc.	3,799	836
*	dELiA*s, Inc.	1	2
*	Delta Apparel, Inc.	14,180	55,302
*	Destination Maternity Corp.	12,600	107,100
*	DG FastChannel, Inc.	44,850	649,876
* #	Dick’s Sporting Goods, Inc.	107,800	1,186,878
*	Diedrich Coffee, Inc.	20,802	7,281
	Dillards, Inc. Class A	127,478	554,529
#	DineEquity, Inc.	99,543	879,960
*	Dixie Group, Inc.	114,811	177,957
*	Dolan Media	12,000	62,400
*	Domino’s Pizza, Inc.	43,600	291,684
*	Dorman Products, Inc.	43,000	429,570
	Dover Downs Gaming & Entertainment, Inc.	43,715	139,451
	Dover Motorsports, Inc.	58,912	91,314
* #	Drew Industries, Inc.	44,400	382,728
* #	DSW, Inc.	29,400	293,412
*	Duckwall-ALCO Stores, Inc.	4,953	43,586
	E.W. Scripps Co.	21,925	35,299
*	Eddie Bauer Holdings, Inc.	10,000	7,500
	Educational Development Corp.	9,384	37,254
*	Einstein Noah Restaurant Group, Inc.	6,354	43,970
*	ELXSI Corp.	1,800	10,350
*	Emerson Radio Corp.	210,200	109,304
	Emmis Communications Corp. Class A	89,399	25,926
* #	Empire Resorts, Inc.	40,593	47,494

3

	Entercom Communications Corp.	93,000	108,810
*	Entravision Communications Corp.	181,517	152,474
*	Escala Group, Inc.	80,070	120,906
	Escalade, Inc.	41,465	20,732
#	Ethan Allen Interiors, Inc.	91,334	1,040,294
*	Famous Dave’s of America, Inc.	14,125	43,222
	Federal Screw Works	1,562	1,679
	Finish Line, Inc. Class A	613,086	2,912,158
	Fisher Communications, Inc.	14,040	214,110
*	Flanigan’s Enterprises, Inc.	5,680	21,641
	Flexsteel Industries, Inc.	14,686	114,404
	Foot Locker, Inc.	194,459	1,431,218
	Footstar, Inc.	22,800	52,440
* #	Fossil, Inc.	112,540	1,298,712
*	Fountain Powerboat Industries, Inc.	8,975	2,333
*	Franklin Covey Co.	121,017	497,380
*	Franklin Electronic Publishers, Inc.	73,984	65,106
*	Frederick’s of Hollywood Group	1	—
	Fred’s, Inc.	90,750	931,095
	Frisch’s Restaurants, Inc.	8,847	190,299
* #	Fuel Systems Solutions, Inc.	43,201	1,129,274
#	Furniture Brands International, Inc.	1,071,088	2,195,730
*	Gaiam, Inc.	4,800	17,136
*	GameTech International, Inc.	12,400	15,500
*	Gaming Partners International Corp.	5,311	36,433
* #	Gander Mountain Co.	326,823	673,255
* #	Gaylord Entertainment Co.	11,684	123,850
*	Genesco, Inc.	66,700	1,027,180
*	Gentek, Inc.	16,602	226,617
	Gentex Corp.	237,464	1,992,323
*	G-III Apparel Group, Ltd.	48,139	264,764
*	Gottschalks, Inc.	42,902	4,290
#	Gray Television, Inc.	93,363	30,810
	Gray Television, Inc. Class A	27,139	29,310
*	Great Wolf Resorts, Inc.	227,308	438,704
#	Group 1 Automotive, Inc.	337,281	3,362,692
* #	GSI Commerce, Inc.	109,431	937,824
* #	Gymboree Corp.	83,700	2,050,650
*	Hampshire Group, Ltd.	8,000	28,600
	Handleman Co.	56,645	7,930
* #	Hanesbrands, Inc.	149,000	1,339,510
#	Harman International Industries, Inc.	20,900	336,281
*	Harris Interactive, Inc.	1,025,110	512,555
	Harte-Hanks, Inc.	46,072	290,254
*	Hartmarx Corp.	571,474	15,716
*	Hastings Entertainment, Inc.	44,803	114,248
#	Haverty Furniture Co., Inc.	43,700	350,474
	Haverty Furniture Co., Inc. Class A	1,600	12,768
*	Hawk Corp.	21,800	368,202
*	Hayes Lemmerz International, Inc.	1,102,106	99,190
	Hearst-Argyle Television, Inc.	65,960	259,882
	Heelys, Inc.	25,882	52,799
*	Helen of Troy, Ltd.	49,212	515,250
* #	Hibbett Sporting Goods, Inc.	84,355	1,148,072
	Hooker Furniture Corp.	24,488	197,863

4

*	Hot Topic, Inc.	74,486	636,110
*	Hovnanian Enterprises, Inc. Class A	4,160	7,030
*	Iconix Brand Group, Inc.	99,097	819,532
*	ILX Resorts, Inc.	55,379	29,351
*	Image Entertainment, Inc.	69,502	63,942
*	Infosonics Corp.	41,850	11,718
*	Insignia Systems, Inc.	16,051	14,285
	Interface, Inc. Class A	99,506	405,984
#	International Speedway Corp. Class A	43,796	1,019,571
*	Interstate Hotels & Resorts, Inc.	416,075	208,037
* #	iRobot Corp.	60,239	457,816
*	Isle of Capri Casinos, Inc.	24,382	69,001
*	J. Alexander’s Corp.	16,782	41,955
* #	J. Crew Group, Inc.	24,944	249,440
* #	Jack in the Box, Inc.	113,631	2,566,924
	Jackson Hewitt Tax Service, Inc.	48,817	646,337
*	Jaclyn, Inc.	2,235	7,107
*	JAKKS Pacific, Inc.	69,875	1,281,507
* #	Jarden Corp.	122,264	1,275,214
*	Jo-Ann Stores, Inc.	90,254	1,152,544
	Johnson Outdoors, Inc.	13,358	101,387
	Jones Apparel Group, Inc.	144,360	499,486
* #	Jos. A. Bank Clothiers, Inc.	50,250	1,379,865
	Journal Communications, Inc. Class A	191,973	343,632
#	KB HOME	144,814	1,545,165
	Kenneth Cole Productions, Inc. Class A	16,683	106,604
	Kimball International, Inc. Class B	388,416	2,676,186
*	Knology, Inc.	28,510	133,997
*	Kona Grill, Inc.	500	850
	Koss Corp.	10,553	118,194
*	Krispy Kreme Doughnuts, Inc.	79,100	109,949
	KSW, Inc.	19,682	52,354
#	K-Swiss, Inc. Class A	45,548	488,275
	LaCrosse Footwear, Inc.	11,922	128,281
*	Lakeland Industries, Inc.	13,418	103,453
*	Lakes Entertainment, Inc.	27,650	81,844
	Landry’s Restaurants, Inc.	58,000	374,680
*	Lazare Kaplan International, Inc.	9,600	35,520
#	La-Z-Boy, Inc.	1,020,700	990,079
*	LeapFrog Enterprises, Inc.	70,836	142,380
*	Lear Corp.	84,700	77,077
#	Lee Enterprises, Inc.	557,531	172,835
#	Lennar Corp. Class A	99,800	767,462
	Lennar Corp. Class B	4,229	24,528
	Liberty Homes, Inc. Class A	200	130
*	Liberty Media Holding Corp. Capital Class A	185,078	1,016,078
*	Liberty Media Holding Corp. Capital Class B	1,993	9,806
* #	Life Time Fitness, Inc.	11,953	177,024
	Lifetime Brands, Inc.	176,050	308,087
*	LIN TV Corp.	536,911	375,838
*	Lincoln Educational Services	46,865	685,166
#	Lithia Motors, Inc. Class A	258,376	790,631
*	Live Nation, Inc.	180,626	944,674
	Liz Claiborne, Inc.	118,203	260,047
* #	LKQ Corp.	155,759	1,799,016

5

*	Lodgian, Inc.	423,834	784,093
*	LOUD Technologies, Inc.	2,380	547
*	Luby’s, Inc.	272,804	1,238,530
*	Lumber Liquidators, Inc.	14,361	127,382
	M/I Homes, Inc.	31,200	275,808
*	Mace Security International, Inc.	38,900	29,175
*	Magna Entertainment Corp.	460	340
*	Maidenform Brands, Inc.	35,700	319,515
	Marine Products Corp.	101,173	378,387
* #	MarineMax, Inc.	370,580	652,221
*	Martha Stewart Living Omnimedia, Inc.	22,660	53,024
#	Matthews International Corp. Class A	90,967	3,542,255
*	McCormick & Schmick’s Seafood Restaurants, Inc.	25,905	91,445
	McRae Industries, Inc. Class A	2,500	31,625
	MDC Holdings, Inc.	68,433	2,096,787
*	Meade Instruments Corp.	366,466	62,299
#	Media General, Inc. Class A	555,071	1,082,388
*	Mediacom Communications Corp.	94,896	512,438
#	Meredith Corp.	59,400	948,618
*	Meritage Homes Corp.	50,500	556,510
*	Midas, Inc.	22,433	196,289
	Modine Manufacturing Co.	698,214	1,913,106
	Monaco Coach Corp.	554,775	321,769
*	Monarch Casino & Resort, Inc.	26,992	276,398
	Monro Muffler Brake, Inc.	58,634	1,423,047
* #	Morgans Hotel Group	8,800	32,120
*	Morgan’s Foods, Inc.	800	900
* #	Morningstar, Inc.	18,227	631,930
*	Morton’s Restaurant Group, Inc.	63,110	113,598
	Movado Group, Inc.	53,700	412,416
*	Multimedia Games, Inc.	382,103	653,396
*	Nathan’s Famous, Inc.	18,305	251,511
#	National CineMedia, Inc.	71,354	719,248
*	National Lampoon, Inc.	14,900	9,387
	National Presto Industries, Inc.	12,419	833,812
	Nautilus Group, Inc.	231,922	322,372
*	Navarre Corp.	59,110	28,373
* #	Netflix, Inc.	14,833	536,065
*	New Motion, Inc.	132,564	145,820
*	New York & Co., Inc.	103,700	205,326
*	Nobel Learning Communities, Inc.	16,425	222,394
	Nobility Homes, Inc.	13,683	104,128
#	Nutri/System, Inc.	47,347	610,303
*	Office Depot, Inc.	63,900	138,024
	OfficeMax, Inc.	61,500	338,865
*	Orbitz Worldwide, Inc.	5,500	16,500
#	Orleans Homebuilders, Inc.	167,606	201,127
	O’Charleys, Inc.	440,132	1,100,330
*	Outdoor Channel Holdings, Inc.	44,000	267,960
*	Overstock.com, Inc.	44,800	491,904
	Oxford Industries, Inc.	245,668	1,636,149
*	P & F Industries, Inc. Class A	9,766	12,696
* #	P.F. Chang’s China Bistro, Inc.	65,836	1,167,272
*	Palm Harbor Homes, Inc.	313,873	1,111,110
* #	Panera Bread Co.	54,725	2,570,980

6

*	Papa John’s International, Inc.	86,762	1,649,346
*	PC Mall, Inc.	40,500	160,785
	Penske Automotive Group, Inc.	163,631	1,214,142
*	Perfumania Holdings, Inc.	2,175	5,546
*	Perry Ellis International, Inc.	72,977	280,232
* #	PetMed Express, Inc.	65,365	943,871
	Phillips-Van Heusen Corp.	82,300	1,565,346
*	Phoenix Footwear Group, Inc.	125,161	38,800
	Pier 1 Imports, Inc.	732,893	256,513
* #	Pinnacle Entertainment, Inc.	120,400	816,312
*	Playboy Enterprises, Inc. Class B	8,500	14,705
#	Polaris Industries, Inc.	75,800	1,612,266
*	Pomeroy IT Solutions, Inc.	234,549	705,992
	Pool Corp.	81,001	1,283,866
#	Pre-Paid Legal Services, Inc.	39,650	1,333,033
	PRIMEDIA, Inc.	4,586	8,163
* #	Princeton Review, Inc.	101,356	497,658
*	Progressive Gaming International Corp.	7,129	443
*	Proliance International, Inc.	222,417	113,433
*	Q.E.P. Co., Inc.	10,314	13,202
*	Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	108,185
*	Quiksilver, Inc.	21,800	45,780
*	Radio One, Inc. Class D	1,226,141	416,888
#	RadioShack Corp.	162,594	1,863,327
*	RC2 Corp.	299,927	1,742,576
	RCN Corp.	219,920	809,306
*	Reading International, Inc. Class A	19,849	68,479
*	Reading International, Inc. Class B	2,710	10,637
*	Red Lion Hotels Corp.	58,900	131,347
*	Red Robin Gourmet Burgers, Inc.	18,600	226,548
*	Regent Communications, Inc.	757,833	128,832
	Regis Corp.	9,500	106,875
* #	Rent-A-Center, Inc.	120,845	1,794,548
*	Rentrak Corp.	31,013	384,561
*	Retail Ventures, Inc.	13,300	31,787
*	Rex Stores Corp.	22,800	132,240
*	Rick’s Cabaret International, Inc.	2,800	11,144
*	Riviera Holdings Corp.	10,000	27,600
*	Rockford Corp.	25,270	13,646
* #	Rocky Brands, Inc.	104,964	362,126
*	Rubio’s Restaurants, Inc.	16,095	57,942
	Ruby Tuesday, Inc.	336,297	417,008
	Russ Berrie & Co., Inc.	208,708	356,891
#	Ryland Group, Inc.	94,636	1,476,322
*	S&K Famous Brands, Inc.	2,100	199
*	Saga Communications, Inc.	14,956	65,957
	Saks, Inc.	33,000	83,160
	Salem Communications Corp.	141,441	138,612
* #	Sally Beauty Holdings, Inc.	291,028	1,376,562
	Sauer-Danfoss, Inc.	98,300	741,182
*	Schieb (Earl), Inc.	2,200	1,441
	Scholastic Corp.	114,133	1,244,050
* #	Scientific Games Corp.	99,059	1,245,172
*	Sealy Corp.	246,800	456,580
	Service Corp. International	380,929	1,733,227

7

	Shiloh Industries, Inc.	239,912	551,798
*	Shoe Carnival, Inc.	31,379	246,325
*	Shuffle Master, Inc.	88,721	300,764
*	Shutterfly, Inc.	42,631	281,791
*	Silverleaf Resorts, Inc.	13,823	11,335
	Sinclair Broadcast Group, Inc. Class A	643,586	1,190,634
*	Six Flags, Inc.	142,451	42,735
*	Skechers U.S.A., Inc. Class A	52,300	520,908
	Skyline Corp.	48,720	978,298
*	Smith & Wesson Holding Corp.	74,600	176,056
#	Sonic Automotive, Inc.	87,400	177,422
* #	Sonic Corp.	72,518	706,325
	Sotheby’s Class A	26,900	233,761
* #	Source Interlink Companies, Inc.	81,111	8,922
*	Spanish Broadcasting System, Inc.	469,252	79,773
#	Spartan Motors, Inc.	26,307	114,172
	Speedway Motorsports, Inc.	82,930	1,197,509
*	Sport Chalet, Inc. Class A	28,974	10,141
*	Sport Chalet, Inc. Class B	4,108	3,204
	Sport Supply Group, Inc.	29,400	236,964
*	Sport-Haley, Inc.	2,900	957
	Stage Stores, Inc.	848,340	6,065,631
*	Stamps.com, Inc.	52,923	432,910
	Standard Motor Products, Inc.	373,949	878,780
	Standard Pacific Corp.	137,600	194,016
	Stanley Furniture, Inc.	11,488	90,181
	Star Buffet, Inc.	2,700	4,995
*	Steinway Musical Instruments, Inc.	19,700	227,732
*	Steven Madden, Ltd.	52,200	907,236
	Stewart Enterprises, Inc.	247,399	846,105
*	Stoneridge, Inc.	12,659	24,812
	Strattec Security Corp.	11,272	110,466
	Sturm Ruger & Co., Inc.	60,400	399,244
#	Superior Industries International, Inc.	354,893	3,644,751
	Superior Uniform Group, Inc.	7,900	63,042
*	Syms Corp.	31,527	182,226
	Systemax, Inc.	103,968	1,053,196
#	Talbots, Inc.	111,971	227,301
	Tandy Brand Accessories, Inc.	14,300	22,165
*	Tarrant Apparel Group	43,535	25,250
	Tempur-Pedic International, Inc.	107,900	755,300
*	Tenneco Automotive, Inc.	52,400	96,416
* #	Texas Roadhouse, Inc.	121,648	928,174
*	The Children’s Place Retail Stores, Inc.	56,163	1,056,426
* #	The Dress Barn, Inc.	143,004	1,232,694
*	The Hallwood Group, Inc.	856	26,532
	The Marcus Corp.	58,300	602,239
	The Men’s Wearhouse, Inc.	80,800	941,320
#	The New York Times Co. Class A	171,810	853,896
	The Pep Boys - Manny, Moe & Jack	676,987	1,956,492
*	The Sports Club Co., Inc.	19,000	13,300
*	The Steak n Shake Co.	393,468	2,250,637
* #	The Walking Co Holdings, Inc.	3,500	9,135
*	The Wet Seal, Inc. Class A	163,849	427,646
	Thor Industries, Inc.	87,478	925,517

8

*	Timberland Co. Class A	164,100	1,803,459
* #	TiVo, Inc.	244,259	1,756,222
*	Town Sports International Holdings, Inc.	10,379	20,550
* #	Tractor Supply Co.	69,356	2,337,991
*	Trans World Entertainment Corp.	482,936	396,008
*	True Religion Apparel, Inc.	63,307	722,333
* #	Trump Entertainment Resorts, Inc.	73,649	16,939
*	TRW Automotive Holdings Corp.	51,200	158,208
*	Tuesday Morning Corp.	107,105	126,384
#	Tupperware Corp.	128,200	2,635,792
*	Tween Brands, Inc.	5,000	13,450
* #	Under Armour, Inc. Class A	62,400	1,154,400
* #	Unifi, Inc.	534,115	982,772
	Unifirst Corp.	37,926	995,178
*	Universal Electronics, Inc.	40,253	454,054
* #	Universal Technical Institute, Inc.	42,620	747,129
* #	Vail Resorts, Inc.	49,200	1,147,344
	Value Line, Inc.	23,611	850,232
*	ValueVision Media, Inc. Class A	297,918	72,990
	Virco Manufacturing Corp.	31,531	66,215
	Visteon Corp.	1,456,060	203,848
* #	Volcom, Inc.	7,347	60,907
*	Voyager Learning Co.	72,800	109,200
	WABCO Holdings, Inc.	21,000	313,950
*	Warnaco Group, Inc.	133,817	3,029,617
#	Warner Music Group Corp.	299,043	613,038
*	Waxman Industries, Inc.	600	2,475
*	Wells-Gardner Electronics Corp.	31,549	19,876
*	West Marine, Inc.	349,129	1,780,558
	Weyco Group, Inc.	25,310	728,422
*	Williams Controls, Inc.	10,571	72,411
#	Williams-Sonoma, Inc.	27,200	215,424
*	Winmark Corp.	17,587	180,531
#	Winnebago Industries, Inc.	43,630	241,274
*	WisdomTree Investments, Inc.	4,500	3,240
* #	WMS Industries, Inc.	143,494	3,188,437
#	Wolverine World Wide, Inc.	146,900	2,664,766
* #	Woodbridge Holdings Corp.	19,516	17,369
#	World Wrestling Entertainment, Inc.	63,500	618,490
*	WPT Enterprises, Inc.	13,243	4,503
* #	Xanadoo Co.	170	51,000
*	Xerium Technologies, Inc.	70,095	34,347
*	Zale Corp.	7,500	9,300
*	Zumiez, Inc.	38,010	271,771
Total Consumer Discretionary			271,656,358

Consumer Staples — (3.8%)
	Alico, Inc.	20,330	569,240
*	Alliance One International, Inc.	517,710	1,242,504
	American Italian Pasta Co.	50,159	1,184,756
	Andersons, Inc.	50,510	827,859
	Arden Group, Inc. Class A	1,936	222,504
	B&G Foods, Inc.	20,900	96,976
*	Bare Escentuals, Inc.	36,650	133,039
*	Boston Beer Co., Inc. Class A	26,900	678,956

9

*	Bridgford Foods Corp.	2,853	11,355
*	Cagle’s, Inc. Class A	13,112	26,224
#	Calavo Growers, Inc.	41,933	511,583
#	Cal-Maine Foods, Inc.	59,265	1,604,896
*	Caribou Coffee Co.	8,406	12,609
	Casey’s General Stores, Inc.	137,677	2,925,636
	CCA Industries, Inc.	10,016	30,849
* #	Central European Distribution Corp.	18,900	228,690
*	Central Garden & Pet Co.	399,374	2,412,219
*	Central Garden & Pet Co. Class A	707,059	4,242,354
* #	Chattem, Inc.	54,784	3,703,398
#	Chiquita Brands International, Inc.	130,396	1,822,936
	Coca-Cola Bottling Co.	30,339	1,363,738
*	Collective Brands, Inc.	103,900	1,108,613
*	Craft Brewers Alliance, Inc.	13,697	17,258
*	Darling International, Inc.	221,100	1,014,849
	Del Monte Foods Co.	296,315	1,973,458
#	Diamond Foods, Inc.	37,486	962,640
*	Elizabeth Arden, Inc.	75,700	441,331
	Farmer Brothers Co.	30,456	620,084
#	Flowers Foods, Inc.	5	107
	GateHouse Media, Inc.	18,941	1,326
*	Glacier Water Services, Inc.	3,500	131,250
	Golden Enterprises, Inc.	16,785	38,605
#	Great Atlantic & Pacific Tea, Inc.	37,501	267,007
* #	Green Mountain Coffee, Inc.	62,866	2,405,253
	Griffin Land & Nurseries, Inc. Class A	5,276	181,231
*	Hain Celestial Group, Inc.	107,495	1,636,074
*	IGI Labratories, Inc.	934	579
	Imperial Sugar Co.	22,420	254,691
	Ingles Market, Inc. Class A	34,159	487,107
	Inter Parfums, Inc.	82,622	499,037
	J & J Snack Foods Corp.	50,617	1,767,039
*	Katy Industries, Inc.	11,399	13,109
#	Lancaster Colony Corp.	86,132	3,136,066
#	Lance, Inc.	84,474	1,590,645
* #	Lifeway Foods, Inc.	53,714	397,484
#	Mannatech, Inc.	32,000	86,080
*	Maui Land & Pineapple Co., Inc.	19,728	182,089
*	Medifast, Inc.	24,238	187,602
*	Monterey Pasta Co.	14,200	11,360
	Nash-Finch Co.	35,040	1,507,771
*	National Beverage Corp.	126,279	1,099,890
*	Natural Alternatives International, Inc.	20,009	122,055
* #	Natural Health Trends Corp.	3,248	974
	Nature’s Sunshine Products, Inc.	35,884	177,626
*	NBTY, Inc.	104,700	1,975,689
#	Nu Skin Enterprises, Inc. Class A	180,500	1,712,945
	Oil-Dri Corp. of America	20,765	333,278
*	Omega Protein Corp.	39,323	150,214
*	Orchids Paper Products Co.	3,500	34,125
*	Overhill Farms, Inc.	14,350	66,010
*	Pantry, Inc.	39,900	663,537
*	Parlux Fragrances, Inc.	60,346	168,969
* #	Peet’s Coffee & Tea, Inc.	37,657	765,190

10

#	Pilgrim’s Pride Corp.	118,500	84,135
*	Pizza Inn, Inc.	8,932	10,718
*	Prestige Brands Holdings, Inc.	162,939	1,034,663
	PriceSmart, Inc.	79,468	1,295,328
	Reliv’ International, Inc.	29,422	139,754
*	Revlon, Inc.	74,730	441,654
	Rocky Mountain Chocolate Factory, Inc.	5,275	33,918
	Ruddick Corp.	127,092	3,056,563
	Sanderson Farms, Inc.	54,500	1,971,810
* #	Sanfilippo (John B.) & Son, Inc.	114,307	628,688
*	Scheid Vineyards, Inc.	440	10,780
*	Schiff Nutrition International, Inc.	48,860	235,017
	Seaboard Corp.	1,690	1,698,450
*	Seneca Foods Corp. Class A	1,100	22,385
*	Seneca Foods Corp. Class B	1,800	42,930
* #	Smart Balance, Inc.	105,113	764,172
	Spartan Stores, Inc.	57,276	1,064,188
*	Star Scientific, Inc.	156,695	517,093
	Tasty Baking Co.	128,259	525,862
	The Stephan Co.	3,400	7,905
*	Tofutti Brands, Inc.	19,440	25,855
#	Tootsie Roll Industries, Inc.	101,298	2,417,983
* #	TreeHouse Foods, Inc.	57,252	1,510,880
* #	United Natural Foods, Inc.	109,213	1,697,170
	United-Guardian, Inc.	7,500	70,687
#	Universal Corp.	69,300	2,119,194
* #	USANA Health Services, Inc.	51,660	1,199,029
#	Vector Group, Ltd.	166,282	2,421,066
	Village Super Market, Inc.	24,826	683,708
	WD-40 Co.	46,789	1,173,000
	Weis Markets, Inc.	71,503	2,224,458
* #	Winn-Dixie Stores, Inc.	92,252	1,267,542
*	Zapata Corp.	28,092	181,193
Total Consumer Staples			82,620,346

Energy — (3.3%)
*	Abraxas Petroleum Corp.	118,900	129,601
	Adams Resources & Energy, Inc.	16,405	288,974
*	Allis-Chalmers Energy, Inc.	317,387	1,142,593
	Alon USA Energy, Inc.	19,800	233,640
* #	Arena Resources, Inc.	83,200	2,026,752
	Atlas America, Inc.	132,293	1,680,121
* #	ATP Oil & Gas Corp.	44,100	197,127
*	Atwood Oceanics, Inc.	17,551	292,224
* #	Aventine Renewable Energy Holdings, Inc.	135,486	62,324
	Barnwell Industries, Inc.	22,706	120,796
*	Basic Energy Services, Inc.	16,300	156,480
	Berry Petroleum Corp. Class A	114,400	841,984
*	Bill Barret Corp.	25,400	561,594
*	Bolt Technology Corp.	25,100	194,525
*	Boots & Coots International Well Control, Inc.	190,500	196,215
* #	BPZ Resources, Inc.	120,844	696,061
*	Brigham Exploration Co.	129,613	324,032
* #	Bristow Group, Inc.	65,100	1,574,769
*	Bronco Drilling Co., Inc.	452,749	2,390,515

11

*	Cal Dive International, Inc.	149,087	945,212
*	Callon Petroleum Co.	45,262	95,503
#	CARBO Ceramics, Inc.	66,655	2,396,247
* #	Carrizo Oil & Gas, Inc.	67,796	939,653
*	Catalytica Energy Systems, Inc.	2,699	1,296
* #	Cheniere Energy, Inc.	80,360	282,867
	CKX Lands, Inc.	3,400	39,168
*	Clayton Williams Energy, Inc.	31,976	1,272,645
* #	Clean Energy Fuels Corp.	38,060	263,375
*	Complete Production Services, Inc.	30,000	192,300
*	Comstock Resources, Inc.	300	11,439
*	Contango Oil & Gas Co.	43,550	1,942,330
*	CREDO Petroleum Corp.	5,427	54,053
*	Crusader Energy Group, Inc.	19,400	15,908
*	Dawson Geophysical Co.	19,100	304,263
	Delek US Holdings, Inc.	30,700	213,365
* #	Delta Petroleum Corp.	77,615	336,849
* #	Dril-Quip, Inc.	116,400	2,851,800
* #	Edge Petroleum Corp.	58,793	10,583
*	Encore Acquisition Co.	31,250	849,375
*	Evolution Petroleum Corp.	11,393	17,089
*	EXCO Resources, Inc.	19,067	193,339
*	FieldPoint Petroleum Corp.	6,543	15,572
	Foundation Coal Holdings, Inc.	17,840	289,365
#	Frontier Oil Corp.	166,200	2,373,336
*	FX Energy, Inc.	70,714	203,656
*	General Maritime Corp.	65,584	696,502
*	Geokinetics, Inc.	14,126	46,475
*	Geomet, Inc.	151,509	189,386
*	GeoResources, Inc.	6,500	46,670
*	GMX Resources, Inc.	22,500	510,075
* #	Goodrich Petroleum Corp.	78,900	2,280,210
* #	Greenhunter Energy, Inc.	1,700	6,426
	Gulf Island Fabrication, Inc.	37,151	467,731
*	Gulfmark Offshore, Inc.	62,114	1,487,009
*	Gulfport Energy Corp.	13,700	52,471
* #	Harvest Natural Resources, Inc.	107,300	429,200
* #	Helix Energy Solutions Group, Inc.	26,900	138,535
*	Hercules Offshore, Inc.	17,400	64,728
*	HKN, Inc.	57,493	154,656
#	Holly Corp.	84,435	1,973,246
* #	Hornbeck Offshore Services, Inc.	69,700	1,236,478
	Houston American Energy Corp.	92,016	216,238
*	International Coal Group, Inc.	61,300	148,346
*	James River Coal Co.	42,697	578,971
*	Key Energy Group, Inc.	88,700	302,467
	Lufkin Industries, Inc.	40,012	1,398,419
* #	Mariner Energy, Inc.	114,400	1,132,560
*	Matrix Service Co.	79,194	418,936
*	McMoran Exploration Co.	49,210	329,215
*	Meridian Resource Corp.	1,816,929	563,248
*	Mexco Energy Corp.	300	3,156
*	Mitcham Industries, Inc.	18,100	65,522
*	NATCO Group, Inc. Class A	46,400	794,832
*	National Coal Corp.	61,920	78,019

12

*	Natural Gas Services Group	28,989	247,856
*	Newpark Resources, Inc.	237,600	1,000,296
*	Northern Oil & Gas, Inc.	10,200	32,232
*	Oil States International, Inc.	14,900	272,819
*	OMNI Energy Services Corp.	17,600	20,416
	Overseas Shipholding Group, Inc.	33,800	1,206,660
	Panhandle Royalty Co.	13,856	280,584
*	Parallel Petroleum Corp.	63,800	154,396
*	Parker Drilling Co.	214,900	455,588
#	Penn Virginia Corp.	54,500	1,122,700
*	Petroleum Development Corp.	40,733	702,644
* #	PetroQuest Energy, Inc.	126,700	802,011
*	PHI, Inc. Non-Voting	32,500	390,650
*	PHI, Inc. Voting	200	3,150
*	Pioneer Drilling Co.	12,100	60,137
*	PowerSecure International, Inc.	28,100	110,433
	Precision Drilling Trust	81,278	403,952
* #	Pyramid	1,400	6,328
*	Rex Energy Corp.	3,600	8,604
*	Royale Energy, Inc.	10,018	23,442
#	RPC, Inc.	277,500	2,064,600
*	SEACOR Holdings, Inc.	26,783	1,741,966
#	St. Mary Land & Exploration Co.	42,754	827,290
*	Stone Energy Corp.	39,229	336,585
*	Superior Well Services, Inc.	7,111	65,350
*	Swift Energy Corp.	79,800	1,222,536
*	Syntroleum Corp.	140,860	115,505
*	T-3 Energy Services, Inc.	2,400	30,600
#	Tesoro Petroleum Corp.	21,800	375,614
*	Teton Energy Corp.	47,886	45,492
*	TETRA Technologies, Inc.	118,300	613,977
*	TGC Industries, Inc.	14,819	33,787
* #	Toreador Resources Corp.	12,010	28,584
* #	Trico Marine Services, Inc.	248,910	1,548,220
* #	Tri-Valley Corp.	9,400	12,690
* #	TXCO Resources, Inc.	3,000	4,830
*	Union Drilling, Inc.	107,224	491,086
	USEC, Inc.	1,236,154	6,292,024
*	VAALCO Energy, Inc.	157,200	1,180,572
*	Venoco, Inc.	11,000	32,670
*	VeraSun Energy Corp.	282,588	19,216
* #	Verenium Corp.	1,034	1,272
	W&T Offshore, Inc.	21,800	274,026
*	Warren Resources, Inc.	8,200	14,760
	Western Refining, Inc.	72,000	839,520
*	Westmoreland Coal Co.	5,586	51,112
#	World Fuel Services Corp.	61,388	2,073,073
Total Energy			72,672,497

Financials — (13.3%)
*	1st Constitution Bancorp	1,495	10,451
	1st Source Corp.	56,624	1,007,907
	21st Century Holding Co.	78,504	331,287
	Abigail Adams National Bancorp, Inc.	3,363	6,390
	Abington Bancorp, Inc.	43,274	305,082

13

	Access National Corp.	9,471	40,252
	Advanta Corp. Class A	223,100	133,860
	Advanta Corp. Class B	10,191	7,949
	Affirmative Insurance Holdings, Inc.	82,687	120,723
	Alliance Bancorp, Inc. of Pennsylvania	2,151	17,122
	Alliance Financial Corp.	2,155	40,105
*	Alphatec Holdings, Inc.	99,103	215,054
	Amcore Financial, Inc.	161,406	224,354
	Ameriana Bancorp	2,912	14,094
	American Bancorp of New Jersey, Inc.	26,364	281,040
	American Equity Investment Life Holding Co.	874,465	5,850,171
*	American Independence Corp.	8,100	33,777
	American National Bankshares, Inc.	3,355	52,036
	American Physicians Capital, Inc.	30,560	1,299,411
	American Physicians Services Group, Inc.	100	2,100
	American River Bankshares	2,955	29,550
*	American Spectrum Realty, Inc.	1,226	25,439
#	American West Bancorporation	187,441	140,581
* #	AmeriCredit Corp.	157,700	742,767
	Ameris Bancorp	32,424	248,368
*	Amerisafe, Inc.	43,429	813,425
	AmeriServe Financial, Inc.	299,665	548,387
	AmTrust Financial Services, Inc.	101,709	835,031
	Anchor Bancorp Wisconsin, Inc.	2,800	5,656
*	Argo Group International Holdings, Ltd.	50,398	1,567,882
	Arrow Financial Corp.	34,099	802,690
	ASB Financial Corp.	900	11,227
	Asset Acceptance Capital Corp.	104,727	438,806
#	ASTA Funding, Inc.	4,700	8,366
#	Astoria Financial Corp.	110,501	1,003,349
*	Atlantic American Corp.	21,640	20,774
	Atlantic Southern Financial Group, Inc.	2,100	13,125
	Auburn National Bancorporation, Inc.	300	6,000
*	B of I Holding, Inc.	3,900	17,550
	Baldwin & Lyons, Inc. Class A	900	14,355
	Baldwin & Lyons, Inc. Class B	29,641	497,672
	BancFirst Corp.	42,644	1,518,979
*	Bancinsurance Corp.	5,600	22,120
	Bancorp Rhode Island, Inc.	9,578	187,920
#	BancorpSouth, Inc.	26,980	509,922
	BancTrust Financial Group, Inc.	31,764	281,747
	Bank Mutual Corp.	86,990	768,122
	Bank of Commerce Holdings	1,500	5,925
*	Bank of Florida Corp.	103,141	318,706
	Bank of Granite Corp.	1,806	5,671
#	Bank of the Ozarks, Inc.	45,710	1,037,160
#	BankAtlantic Bancorp, Inc.	79,240	183,837
	BankFinancial Corp.	66,954	644,767
#	BankUnited Financial Corp. Class A	98,675	25,655
	Banner Corp.	116,428	366,748
	Bar Harbor Bankshares	7,563	192,705
	BCB Bancorp, Inc.	600	5,700
*	BCSB Bancorp, Inc.	1,200	9,570
*	Beacon Federal Bancorp, Inc.	1,200	9,078
*	Beneficial Mutual Bancorp, Inc.	53,533	512,846

14

	Benjamin Franklin Bancorp, Inc.	4,388	47,478
	Berkshire Bancorp, Inc.	8,669	41,525
	Berkshire Hills Bancorp, Inc.	24,569	577,863
*	Beverly Hills Bancorp, Inc.	56,106	6,845
	Beverly National Corp.	500	7,062
*	BFC Financial Corp.	57,988	12,757
	BGC Partners, Inc. Class A	43,388	104,565
*	BNCCORP, Inc.	3,900	27,300
*	BNS Holding, Inc.	4,020	20,602
	Boston Private Financial Holdings, Inc.	109,619	516,305
*	Broadpoint Securities Group, Inc.	44,180	99,405
	Brookline Bancorp, Inc.	165,293	1,598,383
	Brooklyn Federal Bancorp, Inc.	4,900	60,907
	Bryn Mawr Bank Corp.	19,548	363,202
	C&F Financial Corp.	337	5,055
	Cadence Financial Corp.	34,705	150,273
	California First National Bancorp	12,000	98,160
	Camco Financial Corp.	9,661	18,259
#	Camden National Corp.	32,569	758,858
	Capital Bank Corp.	2,560	10,880
#	Capital City Bank Group, Inc.	43,890	703,118
	Capital Corp. of the West	2	2
	Capital Properties, Inc.	1,300	9,360
* ●	Capital Properties, Inc. Class B	1,300	—
	Capital Southwest Corp.	2,281	209,076
#	Capitol Bancorp, Ltd.	24,485	147,155
	Cardinal Financial Corp.	75,486	418,947
	Carver Bancorp, Inc.	600	2,916
	Cascade Financial Corp.	16,389	50,970
#	Cash America International, Inc.	81,090	1,482,325
#	Cathay General Bancorp	100,236	1,272,997
*	CB Richard Ellis Group, Inc.	16,400	59,040
	Center Bancorp, Inc.	32,555	237,977
	Center Financial Corp.	28,260	135,648
	Centerstate Banks of Florida, Inc.	7,148	97,499
	Central Bancorp, Inc.	2,887	14,146
	Central Pacific Financial Corp.	83,200	559,936
	Central Virginia Bankshares, Inc.	317	1,575
	Centrue Financial Corp.	2,305	12,101
	Century Bancorp, Inc. Class A	3,684	62,075
	CFS Bancorp, Inc.	197,257	461,581
	Charter Financial Corp.	23,869	198,351
#	Chemical Financial Corp.	67,063	1,529,036
*	Chicopee Bancorp, Inc.	3,029	33,652
	CIT Group, Inc.	13,400	37,386
	Citizens Community Bancorp, Inc.	1,095	7,534
	Citizens First Bancorp, Inc.	164,931	206,164
	Citizens First Corp.	400	1,725
	Citizens Holding Co.	300	6,148
	Citizens Republic Bancorp, Inc.	199,449	229,366
	Citizens South Banking Corp.	700	2,884
* #	Citizens, Inc.	114,260	931,219
	City Holding Co.	47,630	1,224,567
#	Clifton Savings Bancorp, Inc.	36,121	377,103
*	CNA Surety Corp.	116,631	1,930,243

15

	CNB Financial Corp.	10,009	112,001
#	CoBiz Financial, Inc.	41,974	199,376
	Codorus Valley Bancorp, Inc.	767	5,752
#	Cohen & Steers, Inc.	102,500	1,107,000
	Colony Bankcorp, Inc.	10,672	86,710
	Columbia Banking System, Inc.	29,387	261,544
	Comm Bancorp, Inc.	832	34,112
*	Command Security Corp.	1,500	5,460
	Commercial National Financial Corp.	3,500	55,090
	Commonwealth Bankshares, Inc.	4,198	25,608
* #	Community Bancorp	53,537	144,550
	Community Bank System, Inc.	80,094	1,437,687
	Community Capital Corp.	8,552	52,509
	Community Central Bank Corp.	1,764	3,449
	Community Trust Bancorp, Inc.	41,448	1,159,301
	Community West Bancshares	6,650	24,937
	Compass Diversified Holdings	60,108	649,767
* #	CompuCredit Corp.	442,269	1,415,261
*	Conseco, Inc.	67,760	157,881
	Consolidated-Tokoma Land Co.	9,622	279,519
	Cooperative Bankshares, Inc.	8,465	9,946
*	Core-Mark Holding Co., Inc.	20,257	371,513
#	Corus Bankshares, Inc.	552,732	613,533
*	Cowen Group, Inc.	127,175	731,256
*	Cowlitz Bancorporation	1,870	10,939
	Crawford & Co. Class A	41,456	240,859
	Crawford & Co. Class B	24,520	219,944
#	CVB Financial Corp.	220,368	1,981,108
*	Dearborn Bancorp, Inc.	69,961	137,473
	Delphi Financial Group, Inc. Class A	88,175	1,337,615
	Dime Community Bancshares	99,903	1,004,025
* #	Dollar Financial Corp.	45,053	353,666
	Donegal Group, Inc. Class A	53,259	746,691
	Donegal Group, Inc. Class B	5,380	81,050
*	Doral Financial Corp.	400	2,044
* #	E*TRADE Financial Corp.	477,338	544,165
#	East West Bancorp, Inc.	108,202	1,026,837
	Eastern Insurance Holdings, Inc.	17,229	180,043
	Eastern Virginia Bankshares, Inc.	500	4,952
	ECB Bancorp, Inc.	600	9,885
*	eHealth, Inc.	30,088	415,816
	EMC Insurance Group, Inc.	39,961	776,043
	Employers Holdings, Inc.	90,900	1,230,786
*	Encore Bancshares, Inc.	5,200	23,452
*	Encore Capital Group, Inc.	61,200	321,912
	Enterprise Bancorp, Inc.	1,242	12,109
	Enterprise Financial Services Corp.	13,471	141,445
	Epoch Holding Corp.	7,537	46,202
	ESB Financial Corp.	15,062	165,682
	ESSA Bancorp, Inc.	28,834	384,646
	Evans Bancorp, Inc.	3,011	38,752
#	Evercore Partners, Inc. Class A	20,182	226,644
*	ExlService Holdings, Inc.	12,186	96,879
*	EZCORP, Inc. Class A	27,800	377,246
#	F.N.B. Corp.	236,709	1,872,368

16

#	Farmers Capital Bank Corp.	5,400	99,792
	FBL Financial Group, Inc. Class A	76,370	787,375
*	FCStone Group, Inc.	5,300	20,405
	Federal Agriculture Mortgage Corp. Class A	2,089	5,745
#	Federal Agriculture Mortgage Corp. Class C	123,276	409,276
*	Federal Trust Corp.	1	1
	Fidelity Bancorp, Inc.	1,096	8,012
	Fidelity Southern Corp.	10,252	30,653
#	Financial Federal Corp.	82,500	1,791,900
	Financial Institutions, Inc.	19,803	165,553
*	First Acceptance Corp.	8,000	22,480
	First Advantage Bancorp	1,500	15,225
#	First Bancorp	92,600	658,386
	First Bancorp	41,331	594,753
	First Bancorp, Inc.	5,330	84,907
	First Bancshares, Inc.	1,345	17,472
*	First Bank of Delaware	6,667	8,334
	First Busey Corp.	120,586	1,055,127
	First Business Financial Services, Inc.	1,200	15,120
*	First California Financial Group, Inc.	770	4,327
*	First Cash Financial Services, Inc.	93,362	1,570,349
	First Citizens BancShares, Inc.	4,307	602,377
	First Commonwealth Financial Corp.	203,272	1,949,378
	First Community Bancshares, Inc.	31,287	538,449
	First Defiance Financial Corp.	59,121	406,161
	First Federal Bancshares of Arkansas, Inc.	9,239	66,983
	First Federal Bankshares, Inc.	4,862	7,147
	First Federal of Northern Michigan Bancorp, Inc.	34,974	41,969
	First Financial Bancorp	106,548	865,170
#	First Financial Bankshares, Inc.	56,606	2,512,740
	First Financial Corp.	34,887	1,156,504
	First Financial Holdings, Inc.	33,684	509,976
	First Financial Northwest, Inc.	22,399	193,975
	First Financial Service Corp.	5,202	51,812
	First Franklin Corp.	700	2,534
*	First Investors Financial Services Group, Inc.	5,300	14,045
*	First Keystone Financial, Inc.	2,200	14,410
	First M&F Corp.	8,514	52,787
* #	First Mariner Bancorp, Inc.	22,501	20,026
	First Merchants Corp.	51,254	803,663
*	First Mercury Financial Corp.	21,600	238,680
#	First Midwest Bancorp, Inc.	93,056	930,560
	First Niagara Financial Group, Inc.	281,410	3,675,215
	First Place Financial Corp.	290,312	833,195
*	First Regional Bancorp	2,300	7,360
	First Security Group, Inc.	13,734	60,018
#	First South Bancorp, Inc.	12,044	98,881
	First State Bancorporation	168,501	165,131
	First State Financial Corp.	4,000	5,320
	First United Corp.	8,919	108,366
	Firstbank Corp.	9,682	62,934
*	FirstCity Financial Corp.	135,701	404,389
* #	FirstFed Financial Corp.	11,100	9,435
	FirstMerit Corp.	98,166	1,587,344
#	Flagstar Bancorp, Inc.	1,113,020	667,812

17

	Flushing Financial Corp.	58,494	463,272
	FNB United Corp.	30,609	89,684
	Forest City Enterprises, Inc. Class A	12,500	84,500
* #	Forestar Group, Inc.	15,426	172,000
*	Fox Chase Bancorp, Inc.	9,653	95,372
*	FPIC Insurance Group, Inc.	24,346	947,790
* #	Franklin Bank Corp.	270,539	4,058
*	Franklin Credit Management Corp.	3,100	1,410
#	Frontier Financial Corp.	10,200	18,054
	Fulton Financial Corp.	84,366	592,249
*	GAINSCO, INC.	1,100	1,578
#	GAMCO Investors, Inc.	20,800	649,792
	German American Bancorp, Inc.	5,600	62,160
#	GFI Group, Inc.	46,131	144,851
#	Glacier Bancorp, Inc.	146,098	2,242,604
*	Golfsmith International Holdings, Inc.	1,118	917
	Gouverneur Bancorp, Inc.	1,695	7,966
#	Great Southern Bancorp, Inc.	15,200	161,120
#	Greene Bancshares, Inc.	69,017	682,578
#	Greenhill & Co., Inc.	18,813	1,223,221
	GS Financial Corp.	1,313	15,940
*	Guaranty Bancorp	197,206	299,753
	Guaranty Federal Bancshares, Inc.	2,800	15,680
*	Hallmark Financial Services, Inc.	29,003	224,483
	Hampden Bancorp, Inc.	1,217	10,539
* #	Hampton Roads Bankshares, Inc.	23,088	197,633
#	Hancock Holding Co.	75,729	2,072,703
	Hanmi Financial Corp.	5,300	10,123
	Harleysville Group, Inc.	86,535	2,461,055
	Harleysville National Corp.	106,238	989,076
	Harleysville Savings Financial Corp.	673	8,238
	Harrington West Financial Group, Inc.	19,645	39,290
*	Harris & Harris Group, Inc.	74,491	261,463
	Hawthorn Bancshares, Inc.	600	9,006
	Heartland Financial USA, Inc.	26,837	369,545
	Hercules Technology Growth Capital, Inc.	2,913	19,022
	Heritage Commerce Corp.	23,669	170,653
	Heritage Financial Corp.	19,797	242,117
	Heritage Financial Group	200	1,736
	HF Financial Corp.	4,272	50,410
*	HFF, Inc.	17,500	38,500
*	Hilltop Holdings, Inc.	76,742	767,420
	Hingham Institution for Savings	1,809	45,768
	HMN Financial, Inc.	32,610	98,156
	Home Bancshares, Inc.	37,481	771,734
	Home Federal Bancorp, Inc.	28,881	259,640
	HopFed Bancorp, Inc.	2,100	20,370
	Horace Mann Educators Corp.	928,504	8,681,512
	Horizon Bancorp	600	7,500
#	Horizon Financial Corp.	41,963	102,809
	Huntington Bancshares, Inc.	17,300	49,824
	IBERIABANK Corp.	31,957	1,354,657
	Imperial Capital Bancorp, Inc.	80,645	74,193
	Independence Holding Co.	71,080	213,240
	Independent Bank Corp. (453836108)	39,523	732,756

18

	Independent Bank Corp. (453838104)	167,557	266,416
	Indiana Community Bancorp	5,236	62,361
	Infinity Property & Casualty Corp.	50,946	1,956,326
	Integra Bank Corp.	232,897	374,964
*	International Assets Holding Corp.	6,278	42,376
#	International Bancshares Corp.	127,556	2,324,070
*	Investment Technology Group, Inc.	106,800	2,315,424
*	Investors Bancorp, Inc.	200,282	2,139,012
	Investors Capital Holdings, Ltd.	100	188
	Investors Title Co.	4,076	136,933
	Irwin Financial Corp.	556,710	1,330,537
*	Jacksonville Bancorp, Inc.	1,176	10,878
*	JMP Group, Inc.	5,090	25,755
#	Jones Lang LaSalle, Inc.	27,636	652,486
* #	KBW, Inc.	56,150	1,054,497
	Kearny Financial Corp.	120,955	1,305,104
*	Kennedy-Wilson, Inc.	8,400	277,200
	Kentucky First Federal Bancorp	9,845	98,450
	K-Fed Bancorp	16,192	129,536
*	Knight Capital Group, Inc.	254,923	4,596,262
*	LaBranche & Co., Inc.	702,517	4,819,267
	Lakeland Bancorp, Inc.	47,988	374,786
	Lakeland Financial Corp.	32,576	671,066
	LandAmerica Financial Group, Inc.	49,400	2,791
	Landmark Bancorp, Inc.	3,087	54,378
	Legacy Bancorp, Inc.	15,822	158,378
#	Life Partners Holdings, Inc.	25,153	955,814
*	Liquidity Services, Inc.	53,273	379,836
	LNB Bancorp, Inc.	18,947	107,998
*	LoopNet, Inc.	58,284	378,846
	LSB Corp.	6,062	47,526
	Macatawa Bank Corp.	3,115	8,442
#	MainSource Financial Group, Inc.	47,077	459,942
*	Market Leader, Inc.	17,987	31,747
*	MarketAxess Holdings, Inc.	37,510	289,577
*	Marlin Business Services, Inc.	300	1,191
	Mayflower Bancorp, Inc.	2,666	15,330
*	Mays (J.W.), Inc.	200	1,192
	MB Financial, Inc.	97,393	1,591,402
* #	MBIA, Inc.	203,200	784,352
	MBT Financial Corp.	2,500	6,575
	MCG Capital Corp.	169,534	115,283
	Meadowbrook Insurance Group, Inc.	183,199	1,112,018
	Medallion Financial Corp.	62,000	419,120
	Mercantile Bancorp, Inc.	1,227	12,270
	Mercantile Bank Corp.	2,105	9,936
	Mercer Insurance Group, Inc.	45,876	624,372
	Merchants Bancshares, Inc.	24,054	470,256
*	Meridian Interstate Bancorp, Inc.	3,400	29,750
	Meta Financial Group, Inc.	6,802	62,987
	MetroCorp Bancshares, Inc.	17,501	82,955
	MicroFinancial, Inc.	23,300	57,085
	Mid Penn Bancorp, Inc.	1,110	20,813
	MidSouth Bancorp, Inc.	3,028	29,220
#	Midwest Banc Holdings, Inc.	161,779	189,281

19

	MidWestOne Financial Group, Inc.	281	2,389
	Monroe Bancorp	2,000	17,620
*	Move, Inc.	430,869	728,169
	MSB Financial Corp.	500	4,850
	MutualFirst Financial, Inc.	8,104	55,756
#	Nara Bancorp, Inc.	41,878	247,499
	National Financial Partners Corp.	9,000	23,130
	National Interstate Corp.	32,514	516,322
#	National Penn Bancshares, Inc.	219,897	2,128,603
	National Western Life Insurance Co. Class A	2,000	248,260
	Naugatuck Valley Financial Corp.	1,600	8,720
*	Navidec Financial, Inc.	247	158
*	Navigators Group, Inc.	45,584	2,340,283
	NBT Bancorp, Inc.	90,399	2,064,713
	Nelnet, Inc. Class A	60,770	839,841
*	New Century Bancorp, Inc.	2,400	11,760
	New England Bancshares, Inc.	1,999	12,994
	New Hampshire Thrift Bancshares, Inc.	7,901	63,208
	New Westfield Financial, Inc.	53,169	512,017
	NewAlliance Bancshares, Inc.	256,304	2,816,781
	NewBridge Bancorp	3,906	8,593
*	Newport Bancorp, Inc.	1,900	21,869
*	NewStar Financial, Inc.	35,984	106,513
*	Newtek Business Services, Inc.	157,795	40,238
* #	NexCen Brands, Inc.	126,248	7,575
*	Nexity Financial Corp.	5,500	3,823
	North Central Bancshares, Inc.	1,700	17,833
	Northeast Bancorp	900	7,367
	Northeast Community Bancorp, Inc.	4,800	37,680
	Northfield Bancorp, Inc.	31,717	315,267
	Northrim Bancorp, Inc.	7,171	72,140
	Northway Financial, Inc.	5,000	52,525
	Northwest Bancorp, Inc.	136,205	2,527,965
	Norwood Financial Corp.	200	5,686
#	NYMAGIC, Inc.	11,100	189,366
	Ocean Shore Holding Co.	1,695	11,526
	OceanFirst Financial Corp.	33,280	426,650
*	Ocwen Financial Corp.	166,518	1,482,010
	Ohio Valley Banc Corp.	3,377	63,656
#	Old National Bancorp	183,700	2,338,501
#	Old Second Bancorp, Inc.	29,273	261,701
	optionsXpress Holding, Inc.	101,331	1,103,495
*	Oritani Financial Corp.	68,737	1,024,869
	Osage Bancshares, Inc.	1,400	10,248
	PAB Bankshares, Inc.	513	1,924
	Pacific Capital Bancorp	131,069	1,390,642
	Pacific Continental Corp.	24,959	314,983
	Pacific Mercantile Bancorp	100	420
*	Pacific Premier Bancorp, Inc.	5,105	18,378
*	Pacific State Bancorp	4,100	10,783
	PacWest Bancorp	81,197	1,373,041
	Pamrapo Bancorp, Inc.	10,711	74,549
	Park Bancorp, Inc.	1,650	7,079
#	Park National Corp.	24,807	1,345,780
	Parkvale Financial Corp.	7,563	92,798

20

	Patriot National Bancorp	3,100	21,638
#	Peapack-Gladstone Financial Corp.	20,359	447,898
* ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	60,600	8,787
	Penns Woods Bancorp, Inc.	6,868	164,660
*	Pennsylvania Commerce Bancorp, Inc.	21,618	443,169
*	Penson Worldwide, Inc.	30,377	181,654
	Peoples Bancorp of North Carolina	3,281	26,248
	Peoples Bancorp, Inc. (709788202)	555	5,300
	Peoples Bancorp, Inc. (709789101)	28,018	282,141
*	Peoples Community Bancorp	2,515	503
* #	PHH Corp.	873,449	9,651,611
*	PICO Holdings, Inc.	61,310	1,558,500
	Pinnacle Bancshares, Inc.	35	280
*	Pinnacle Financial Partners, Inc.	40,035	946,027
*	Piper Jaffray Companies, Inc.	41,900	1,202,949
*	PMA Capital Corp. Class A	122,454	674,722
	PMI Group, Inc.	39,800	55,322
	Porter Bancorp, Inc.	5,610	68,723
* #	Portfolio Recovery Associates, Inc.	43,205	1,019,206
	Preferred Bank	7,900	44,003
	Premier Financial Bancorp, Inc.	5,800	35,380
	Presidential Life Corp.	61,887	598,447
	Princeton National Bancorp, Inc.	4,126	74,268
#	PrivateBancorp, Inc.	60,320	879,466
*	ProAssurance Corp.	91,350	4,317,201
	Prosperity Bancshares, Inc.	112,211	3,035,308
	Protective Life Corp.	15,000	124,200
	Providence Community Bancshares, Inc.	400	2,600
	Provident Bankshares Corp.	204,298	1,311,593
	Provident Financial Holdings, Inc.	19,558	88,011
#	Provident Financial Services, Inc.	176,053	1,924,259
	Provident New York Bancorp	115,447	1,096,747
	Prudential Bancorp, Inc. of Pennsylvania	5,600	58,688
	Pulaski Financial Corp.	12,863	91,970
	QC Holdings, Inc.	25,135	106,824
	Radian Group, Inc.	105,985	341,272
	Rainier Pacific Financial Group, Inc.	104,438	172,323
	Renasant Corp.	38,860	470,595
#	Republic Bancorp, Inc. Class A	69,528	1,251,504
*	Republic First Bancorp, Inc.	16,435	123,591
#	Resource America, Inc.	51,153	208,704
*	Rewards Network, Inc.	85,870	226,697
	Riverview Bancorp, Inc.	101,090	348,761
	RLI Corp.	64,700	3,654,903
	Rockville Financial, Inc.	35,227	402,292
	Roma Financial Corp.	42,594	484,720
	Rome Bancorp, Inc.	17,600	136,752
	Royal Bancshares of Pennsylvania, Inc. Class A	8,295	31,521
	Rurban Financial Corp.	790	6,162
#	S&T Bancorp, Inc.	70,971	1,804,793
	S.Y. Bancorp, Inc.	38,029	866,301
	Safety Insurance Group, Inc.	31,489	1,102,745
	Salisbury Bancorp, Inc.	1,352	32,110
	Sanders Morris Harris Group, Inc.	22,826	94,956

21

#	Sandy Spring Bancorp, Inc.	27,780	392,254
	SCBT Financial Corp.	18,413	494,573
*	Seabright Insurance Holdings	46,500	482,205
	Seacoast Banking Corp. of Florida	24,672	113,244
#	Security Bank Corp.	115,708	92,566
	Selective Insurance Group, Inc.	162,995	2,501,973
	Shore Bancshares, Inc.	5,363	92,351
#	Sierra Bancorp	26,407	323,486
* #	Signature Bank	59,777	1,535,671
	Simmons First National Corp. Class A	38,438	947,112
#	Smithtown Bancorp, Inc.	29,466	406,041
#	South Financial Group, Inc.	130,600	245,528
	South Street Financial Corp.	400	1,260
*	Southcoast Financial Corp.	9	27
	Southern Banc Co., Inc.	200	2,050
	Southern Community Financial Corp.	144,052	520,028
*	Southern Connecticut Bancorp, Inc.	2,000	13,600
*	Southern First Bancshares, Inc.	1,780	10,769
	Southern Missouri Bancorp, Inc.	400	4,000
	Southside Bancshares, Inc.	25,036	476,185
	Southwest Bancorp, Inc.	40,876	428,380
	Southwest Georgia Financial Corp.	1,153	10,608
*	Specialty Underwriters’ Alliance, Inc.	2,986	9,734
	State Auto Financial Corp.	108,712	2,402,535
#	State Bancorp, Inc.	34,660	207,960
	StellarOne Corp.	38,363	500,254
	Sterling Bancorp	50,343	554,780
	Sterling Bancshares, Inc.	190,482	1,059,080
	Sterling Financial Corp.	67,828	125,482
	Stewart Information Services Corp.	129,763	1,925,683
*	Stifel Financial Corp.	59,350	2,079,624
*	Stratus Properties, Inc.	28,992	243,823
#	Student Loan Corp.	1,303	61,163
	Suffolk Bancorp	27,732	846,103
*	Sun American Bancorp	3,688	1,106
*	Sun Bancorp, Inc.	329,296	1,863,815
*	Superior Bancorp	1,602	4,389
#	Susquehanna Bancshares, Inc.	162,328	1,785,608
*	Susser Holdings Corp.	25,531	333,690
	Sussex Bancorp	7,918	37,611
* #	SVB Financial Group	86,286	1,792,160
	SWS Group, Inc.	74,107	1,085,668
	Taylor Capital Group, Inc.	95,983	613,331
	Team Financial, Inc.	2,751	784
	Teche Holding Co.	2,222	63,327
* #	Tejon Ranch Co.	43,200	943,920
*	Texas Capital Bancshares, Inc.	56,912	642,536
	TF Financial Corp.	4,500	80,775
*	The Bancorp, Inc.	1,500	4,635
	The Colonial BancGroup, Inc.	66,945	52,887
	The First Bancshares, Inc.	600	5,208
*	The Intergroup Corp.	1,960	23,422
	The Phoenix Companies, Inc.	244,500	427,875
	The Savannah Bancorp, Inc.	1,200	10,908
#	The Wilber Corp.	4,666	34,622

22

* #	thinkorswim Group, Inc.	113,701	855,032
	Thomas Properties Group, Inc.	27,775	55,550
*	Thomas Weisel Partners Group, Inc.	104,787	323,792
	TIB Financial Corp.	3,172	12,625
*	Tidelands Bancshares, Inc.	14,636	42,444
	TierOne Corp.	90,019	144,931
	Timberland Bancorp, Inc.	86,348	506,863
#	Tompkins Financial Corp.	18,356	920,553
	Tower Financial Corp.	2,600	13,780
#	Tower Group, Inc.	44,656	1,119,526
	TowneBank	40,129	836,288
*	Tradestation Group, Inc.	89,087	490,869
*	Trenwick Group, Ltd.	11,975	144
* #	Triad Guaranty, Inc.	25,902	11,656
	TriCo Bancshares	41,500	835,810
#	TrustCo Bank Corp.	189,902	1,272,343
#	Trustmark Corp.	103,153	2,094,006
	UCBH Holdings, Inc.	172,565	402,076
	UMB Financial Corp.	45,662	1,768,946
	Umpqua Holdings Corp.	96,337	944,103
*	Unico American Corp.	12,100	91,839
#	Union Bankshares Corp.	35,352	552,552
	Union Bankshares, Inc.	1,008	18,109
*	United America Indemnity, Ltd.	28,406	300,535
	United Bancshares, Inc.	900	8,582
#	United Bankshares, Inc.	104,701	2,197,674
*	United Capital Corp.	11,950	231,830
#	United Community Banks, Inc.	74,882	385,642
	United Community Financial Corp.	507,189	258,666
	United Financial Bancorp, Inc.	30,046	411,931
	United Fire & Casualty Co.	45,524	912,756
*	United PanAm Financial Corp.	132,919	142,223
#	United Security Bancshares	23,689	194,724
	United Western Bancorp, Inc.	52,236	424,679
#	Unitrin, Inc.	82,900	1,057,804
	Unity Bancorp, Inc.	8,914	31,466
*	Universal American Corp.	151,502	1,495,325
	Universal Insurance Holdings, Inc.	37,600	136,112
	Univest Corp. of Pennsylvania	34,952	800,401
	ViewPoint Financial Group	45,568	650,255
#	Vineyard National Bancorp Co.	2	—
*	Virginia Commerce Bancorp, Inc.	6,808	28,389
*	Virtus Investment Partners, Inc.	12,225	74,084
	VIST Financial Corp.	3,937	29,803
*	VSB Bancorp, Inc.	875	8,155
*	Waccamaw Bankshares, Inc.	1,300	5,343
	Waddell & Reed Financial, Inc.	67,800	957,336
	Wainwright Bank & Trust Co.	1,205	9,254
	Washington Banking Co.	8,175	70,632
	Washington Federal, Inc.	140,512	1,725,487
	Washington Trust Bancorp, Inc.	36,597	598,727
*	Waterstone Financial, Inc.	10,404	25,698
	Wayne Savings Bancshares, Inc.	1,800	12,600
	Webster Financial Corp.	110,723	462,822
#	Wesbanco, Inc.	69,748	1,440,994

23

	West Bancorporation	53,063	429,810
	West Coast Bancorp	17,953	53,320
#	Westamerica Bancorporation	79,557	3,399,471
* #	Western Alliance Bancorp	27,300	207,753
	Westwood Holdings Group, Inc.	22,697	630,069
*	White River Capital, Inc.	400	2,440
	Whitney Holding Corp.	117,333	1,524,156
#	Wilmington Trust Corp.	67,888	929,387
	Wilshire Bancorp, Inc.	75,950	521,017
*	Wilshire Enterprises, Inc.	7,207	6,955
	Wintrust Financial Corp.	37,350	499,370
* #	World Acceptance Corp.	49,109	940,437
	WSB Holdings, Inc.	8,331	22,077
	WVS Financial Corp.	482	7,796
	Yadkin Valley Financial Corp.	19,553	179,692
	Zenith National Insurance Corp.	86,404	2,422,768
*	ZipRealty, Inc.	55,111	159,271
Total Financials			291,339,619

Health Care — (11.4%)
*	A.D.A.M., Inc.	12,400	39,990
* #	Abaxis, Inc.	51,500	814,730
*	ABIOMED, Inc.	77,880	1,050,601
*	Accelr8 Technology Corp.	2,280	4,993
*	Accelrys, Inc.	91,198	344,728
* #	Access Pharmaceuticals, Inc.	5,300	4,770
*	Accuray, Inc.	80,577	497,966
* #	Acorda Therapeutics, Inc.	62,554	1,534,450
*	Adeona Pharmaceuticals, Inc.	9,451	1,796
*	Adolor Corp.	128,100	256,200
*	Advanced Life Sciences Holdings, Inc.	79,900	24,769
*	Advanced Medical Optics, Inc.	3,200	70,304
*	AdvanSource Biomaterials Corp.	55,063	17,620
*	ADVENTRX Pharmaceuticals, Inc.	153,589	15,359
*	Affymax, Inc.	39,136	508,768
*	Affymetrix, Inc.	12,900	41,022
*	Air Methods Corp.	36,530	712,335
*	Akorn, Inc.	149,500	333,385
*	Albany Molecular Research, Inc.	96,256	824,914
*	Alexza Pharmaceuticals, Inc.	20,368	58,864
* #	Align Technology, Inc.	113,556	894,821
* #	Alkermes, Inc.	275,401	3,158,849
*	Alliance Imaging, Inc.	143,000	1,266,980
*	Allied Healthcare International, Inc.	436,529	432,164
*	Allied Healthcare Products, Inc.	13,945	59,824
*	Allion Healthcare, Inc.	59,740	273,012
*	Allos Therapeutics, Inc.	200,938	1,573,345
	Allscripts-Misys Healthcare Solutions, Inc.	203,790	1,715,912
* #	Almost Family, Inc.	13,208	407,335
* #	Alnylam Pharmaceuticals, Inc.	109,505	2,309,460
* #	AMAG Pharmaceuticals, Inc.	41,424	1,460,196
* #	Amedisys, Inc.	77,134	3,180,235
*	America Services Group, Inc.	15,750	179,550
*	American Caresource Holding, Inc.	14,808	102,916
*	American Claims Evaluation, Inc.	1,000	332

24

*	American Dental Partners, Inc.	16,950	113,735
*	American Medical Systems Holdings, Inc.	195,860	2,095,702
*	American Shared Hospital Services	9,244	14,790
* #	AMERIGROUP Corp.	156,600	4,380,102
*	AMICAS, Inc.	6,000	9,630
*	Amicus Therapeutics, Inc.	1,558	13,539
*	AMN Healthcare Services, Inc.	85,700	582,760
*	Amsurg Corp.	85,913	1,683,036
*	Anadys Pharmaceuticals, Inc.	34,504	179,766
	Analogic Corp.	38,265	956,625
*	Anesiva, Inc.	2	1
*	Angeion Corp.	215	664
*	AngioDynamics, Inc.	96,226	1,308,674
*	Anika Therapeutics, Inc.	8,300	33,864
*	Antigenics, Inc.	1	—
*	Arca Biopharma, Inc.	6,866	34,950
*	Ardea Biosciences, Inc.	23,036	286,798
* #	Arena Pharmaceuticals, Inc.	118,515	490,652
*	Arqule, Inc.	79,292	313,203
* #	Array BioPharma, Inc.	59,024	236,096
*	Arrhythmia Research Technology, Inc.	10,081	23,186
*	ArthroCare Corp.	64,010	442,949
*	Aspect Medical Systems, Inc.	12,729	48,370
*	Assisted Living Concepts, Inc.	98,022	389,147
* #	Athenahealth, Inc.	59,735	2,155,239
* #	AtheroGenics, Inc.	113,700	3,980
*	AtriCure, Inc.	28,499	38,474
	Atrion Corp.	7,943	649,737
*	ATS Medical, Inc.	119,797	303,086
*	Auxilium Pharmaceuticals, Inc.	85,001	2,597,631
*	AVANIR Pharmaceuticals Class A	59,081	31,904
*	Avigen, Inc.	216,991	212,651
*	Bioanalytical Systems, Inc.	5,617	8,566
*	Biodel, Inc.	9,493	41,959
*	Bio-Imaging Technologies, Inc.	52,220	175,981
* #	BioMimetic Therapeutics, Inc.	27,799	224,338
* #	Bio-Reference Laboratories, Inc.	37,386	912,218
*	BioSante Pharmaceuticals, Inc.	33,256	53,210
*	BioScrip, Inc.	651,738	1,101,437
*	BioSphere Medical, Inc.	17,700	50,445
*	Bovie Medical Corp.	54,492	367,821
	Brookdale Senior Living, Inc.	27,200	184,960
*	Bruker BioSciences Corp.	266,519	1,074,072
*	BSD Medical Corp.	69,146	228,873
*	Cadence Pharmaceuticals, Inc.	108,124	778,493
*	Caliper Life Sciences, Inc.	591,722	763,321
	Cambrex Corp.	84,720	277,034
*	Candela Corp.	53,712	29,004
*	Cantel Medical Corp.	29,010	434,860
*	Capital Senior Living Corp.	56,900	149,647
*	Caraco Pharmaceutical Laboratories, Ltd.	75,892	349,103
*	Cardiac Science Corp.	64,367	345,651
*	Cardica, Inc.	30,842	98,386
*	CardioDynamics International Corp.	12,700	8,128
*	CAS Medical Systems, Inc.	106	196

25

*	Catalyst Health Solutions, Inc.	114,340	2,517,767
*	Catalyst Pharmaceutical Partners, Inc.	6,701	18,093
*	Celera Corp.	381,671	3,221,303
* #	Celldex Therapeutics, Inc.	6,348	47,166
*	Centene Corp.	123,100	2,182,563
* #	Cepheid, Inc.	170,406	1,267,821
*	Cerus Corp.	19,000	17,860
	Chemed Corp.	72,665	2,916,046
*	Clarient, Inc.	19,000	22,800
* #	Cleveland Biolabs, Inc.	7,404	20,287
* #	Clinical Data, Inc.	73,039	568,243
*	Columbia Laboratories, Inc.	18,100	21,720
* #	CombiMatrix Corp.	4,483	35,102
#	Computer Programs & Systems, Inc.	28,801	723,769
* #	Conceptus, Inc.	120,936	1,736,641
*	CONMED Corp.	74,042	1,158,757
*	Continucare Corp.	8,426	16,852
#	Cooper Companies, Inc.	92,161	1,748,294
*	Corcept Therapeutics, Inc.	63,406	50,725
*	Cornerstone Therapeutics, Inc.	9,240	36,498
*	Corvel Corp.	39,773	701,596
*	CPEX Pharmaceuticals, Inc.	6,125	42,569
*	Cross Country Healthcare, Inc.	98,962	741,225
*	CryoLife, Inc.	71,400	588,336
* #	Cubist Pharmaceuticals, Inc.	145,597	3,117,232
*	CuraGen Corp.	163,543	94,855
*	Cutera, Inc.	22,947	153,974
* #	CV Therapeutics, Inc.	110,343	1,726,868
* #	Cyberonics, Inc.	49,100	755,649
*	Cynosure, Inc. Class A	12,107	94,677
*	Cypress Bioscience, Inc.	68,199	579,692
*	Cytokinetics, Inc.	45,933	97,378
* #	Cytori Therapeutics, Inc.	55,237	271,766
	Datascope Corp.	42,121	2,233,887
	Daxor Corp.	11,819	189,104
*	Del Global Technologies Corp.	21,254	15,941
*	Dendreon Corp.	174,459	587,927
*	DepoMed, Inc.	50,980	110,117
*	Dexcom, Inc.	22,830	73,741
*	Dialysis Corp. of America	17,204	113,374
*	Digirad Corp.	127,011	110,500
* #	Dionex Corp.	53,415	2,704,936
*	Discovery Laboratories, Inc.	31,800	35,934
* #	Durect Corp.	147,368	417,051
*	Dyax Corp.	128,230	430,853
*	Dynacq Healthcare, Inc.	1,200	4,500
* #	Eclipsys Corp.	93,290	817,220
* #	Emageon, Inc.	38,606	93,813
* #	Emergency Medical Services Corp. Class A	17,890	599,673
*	Emergent Biosolutions, Inc.	50,900	1,116,237
* #	Emeritus Corp.	42,390	350,565
*	Encision, Inc.	2,013	2,033
* #	Endocare, Inc.	8,166	4,900
*	Endologix, Inc.	14,300	22,737
*	ENTREMED, Inc.	122,126	20,273

26

*	Enzo Biochem, Inc.	44,980	219,952
* #	Enzon Pharmaceuticals, Inc.	76,400	497,364
*	EPIX Pharmaceuticals, Inc.	97,783	69,426
*	eResearch Technology, Inc.	123,643	715,893
*	Escalon Medical Corp.	3,000	6,900
*	etrials Worldwide, Inc.	42,075	31,136
*	ev3, Inc.	104,327	564,409
*	Evotec AG Sponsored ADR	232,051	417,692
*	Exact Sciences Corp.	85,768	127,794
*	Exactech, Inc.	28,497	363,052
* #	Exelixis, Inc.	179,482	884,846
*	Facet Biotech Corp.	42,493	258,357
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	2,377
*	Genaera Corp.	2,816	1,155
*	Genomic Health, Inc.	54,456	1,165,358
*	Gentiva Health Services, Inc.	75,463	1,907,705
* #	GenVec, Inc.	6	2
* #	Geron Corp.	133,753	1,048,624
*	Greatbatch, Inc.	60,988	1,421,020
* #	GTC Biotherapeutics, Inc.	47,267	38,759
* #	GTx, Inc.	78,641	868,197
* #	Haemonetics Corp.	72,647	4,297,070
* #	Halozyme Therapeutics, Inc.	138,198	797,402
*	Hanger Orthopedic Group, Inc.	52,352	714,605
* #	Hansen Medical, Inc.	34,595	156,369
*	Harvard Bioscience, Inc.	101,036	259,663
*	Health Management Associates, Inc.	53,840	85,606
*	Health Net, Inc.	10,100	147,763
* #	HEALTHSOUTH Corp.	140,807	1,399,622
*	HealthSpring, Inc.	169,270	2,948,683
*	HealthStream, Inc.	68,972	136,565
*	HealthTronics, Inc.	523,363	962,988
*	Healthways, Inc.	29,700	410,454
	Hill-Rom Holdings, Inc.	105,640	1,487,411
*	Hi-Tech Pharmacal Co., Inc.	34,325	183,982
*	HMS Holdings Corp.	65,034	2,012,802
*	Home Diagnostics, Inc.	27,720	193,486
	Hooper Holmes, Inc.	1,214,375	279,306
*	iBioPharma, Inc.	40,600	8,932
*	ICU Medical, Inc.	38,050	1,160,906
* #	Idenix Pharmaceuticals, Inc.	105,635	613,739
*	Idera Pharmaceuticals, Inc.	59,158	414,106
*	IDM Pharma, Inc.	41,681	70,858
*	I-Flow Corp.	9,553	39,263
* #	Immucor, Inc.	24,928	690,755
* #	ImmunoGen, Inc.	86,337	360,025
* #	Impax Laboratories, Inc.	123,844	554,821
*	Implant Sciences Corp.	37,100	5,936
*	Incyte Corp.	130,076	381,123
*	Indevus Pharmaceuticals, Inc.	132,809	706,544
*	Infinity Pharmaceuticals, Inc.	143,104	1,162,004
*	Inspire Pharmaceuticals, Inc.	59,187	224,911
* #	Integra LifeSciences Holdings	76,058	2,109,849
*	IntegraMed America, Inc.	23,698	168,256
* #	InterMune, Inc.	66,900	765,336

27

	Invacare Corp.	59,900	1,141,694
*	InVentiv Health, Inc.	17,900	170,766
*	IRIS International, Inc.	53,024	528,119
*	Isis Pharmaceuticals, Inc.	239,713	3,387,145
* #	Isolagen, Inc.	85,400	23,912
*	Kendle International, Inc.	40,903	781,247
*	Kensey Nash Corp.	32,102	663,548
* #	Keryx Biopharmaceuticals, Inc.	123,650	23,926
	Kewaunee Scientific Corp.	8,165	70,219
*	Kindred Healthcare, Inc.	124,778	1,693,237
*	Kinetic Concepts, Inc.	114,900	2,769,090
* #	K-V Pharmaceutical Co. Class A	100,948	65,616
*	K-V Pharmaceutical Co. Class B	33,002	46,203
*	La Jolla Pharmaceutical Co.	107,662	240,086
	Landauer, Inc.	25,000	1,714,500
*	Langer, Inc.	33,567	16,784
*	Lannet Co., Inc.	2,791	14,792
	LCA-Vision, Inc.	25,873	65,200
*	LeMaitre Vascular, Inc.	7,900	17,025
* #	LHC Group, Inc.	41,643	1,108,120
* #	LifePoint Hospitals, Inc.	85,100	1,918,154
*	Ligand Pharmaceuticals, Inc. Class B	104,607	221,767
* #	Luminex Corp.	82,443	1,679,364
*	Magellan Health Services, Inc.	88,401	3,201,884
*	Magyar Bancorp, Inc.	1,800	8,550
* #	Mannkind Corp.	117,854	418,382
	Martek Biosciences Corp.	94,120	2,489,474
*	Matrixx Initiatives, Inc.	27,475	475,043
*	Maxygen, Inc.	334,660	2,864,690
*	MDRNA, Inc.	48,933	13,212
*	Medarex, Inc.	218,121	1,302,182
*	MedCath Corp.	36,249	228,006
*	Medical Action Industries, Inc.	41,209	354,397
*	Medical Staffing Network Holdings, Inc.	304,540	63,953
*	MediciNova, Inc.	2,914	6,571
#	Medicis Pharmaceutical Corp. Class A	96,415	1,343,061
* #	Medivation, Inc.	52,814	990,263
*	Mednax, Inc.	48,700	1,634,859
*	MEDTOX Scientific, Inc.	23,945	151,811
	Merge Healthcare, Inc.	54,993	87,439
#	Meridian Bioscience, Inc.	107,834	2,292,551
*	Merit Medical Systems, Inc.	74,276	1,143,108
* #	Metabolix, Inc.	38,983	329,017
*	Metropolitan Health Networks, Inc.	142,700	211,196
* #	Micromet, Inc.	75,807	300,196
*	Micrus Endovascular Corp.	26,747	301,706
*	Molecular Insight Pharmaceuticals, Inc.	6,549	17,420
* #	Molina Healthcare, Inc.	45,264	793,931
*	Momenta Pharmaceuticals, Inc.	63,529	688,019
*	Monogram Biosciences, Inc.	47,610	130,928
*	MTS Medication Technologies	19,492	73,290
*	MWI Veterinary Supply, Inc.	27,060	566,366
*	Nabi Biopharmaceuticals	88,180	364,183
* #	Nanogen, Inc.	94,714	16,584
	National Healthcare Corp.	32,508	1,479,114

28

	National Research Corp.	25,783	583,985
*	Natus Medical, Inc.	59,400	459,756
*	Nektar Therapeutics	157,127	645,792
* #	Neogen Corp.	38,456	1,006,394
*	Neopharm, Inc.	81,417	4,901
*	Neurocrine Biosciences, Inc.	635,986	2,111,474
*	Neurogen Corp.	86,049	11,186
*	Nighthawk Radiology Holdings, Inc.	17,900	76,254
*	NitroMed, Inc.	116,357	86,104
*	North American Scientific, Inc.	6,894	1,724
* #	Northfield Laboratories, Inc.	45,542	36,889
*	Northstar Neuroscience, Inc.	53,275	101,223
* #	NovaMed, Inc.	66,667	197,334
*	Novavax, Inc.	53,225	84,628
*	Noven Pharmaceuticals, Inc.	42,213	419,175
*	NOVT Corp.	6,450	7,160
*	NPS Pharmaceuticals, Inc.	80,522	502,457
*	Nutraceutical International Corp.	15,776	137,882
* #	NuVasive, Inc.	97,252	3,631,390
* #	NxStage Medical, Inc.	22,405	76,849
*	Obagi Medical Products, Inc.	38,443	257,184
*	Odyssey Healthcare, Inc.	55,769	553,228
*	Omnicell, Inc.	68,476	534,798
*	OncoGenex Pharmaceutical, Inc.	4,101	18,372
* #	Onyx Pharmaceuticals, Inc.	6,653	202,451
* #	Opexa Therapeutics, Inc.	1,600	912
* #	Optimer Pharmaceuticals, Inc.	51,615	541,441
*	OraSure Technologies, Inc.	25,926	74,667
*	Orchid Cellmark, Inc.	203,675	108,314
*	Ore Pharmaceuticals, Inc.	16,491	9,400
*	Orexigen Therapeutics, Inc.	53,522	214,623
*	Orthologic Corp.	102,663	42,092
*	Oscient Pharmaceuticals Corp.	32,498	6,828
* #	Osiris Therapeutics, Inc.	53,749	1,077,667
*	Osteotech, Inc.	16,300	49,552
	Owens & Minor, Inc.	61,122	2,430,822
* #	Pain Therapeutics, Inc.	116,922	776,362
*	Palomar Medical Technologies, Inc.	30,850	273,023
*	Panacos Pharmaceuticals, Inc.	103,464	7,274
*	Par Pharmaceutical Cos., Inc.	58,602	721,391
*	Parexel International Corp.	156,224	1,545,055
*	PDI, Inc.	261,027	1,205,945
#	PDL BioPharma, Inc.	212,467	1,364,038
* #	Pharmanet Development Group, Inc.	144,424	189,195
*	PharMerica Corp.	51,803	851,641
*	Phase Forward, Inc.	77,382	1,044,657
*	PHC, Inc.	26,048	30,997
*	PhotoMedex, Inc.	5,622	16,868
* #	Poniard Pharmaceuticals, Inc.	16,171	38,810
*	Pozen, Inc.	73,067	524,621
*	Progenics Pharmaceuticals, Inc.	48,682	354,892
*	Prospect Medical Holdings, Inc.	23,300	59,415
* #	ProxyMed, Inc.	40,279	262
* #	PSS World Medical, Inc.	178,200	2,829,816
	Psychemedics Corp.	7,201	49,111

29

* #	Psychiatric Solutions, Inc.	35,866	932,516
*	QuadraMed Corp.	1	6
*	Questcor Pharmaceuticals, Inc.	144,592	932,618
* #	Quidel Corp.	87,035	1,070,531
* #	Quigley Corp.	16,382	77,815
*	RadNet, Inc.	59,955	191,856
*	Regeneration Technologies, Inc.	94,611	231,797
* #	Regeneron Pharmaceuticals, Inc.	168,037	2,937,287
*	RehabCare Group, Inc.	35,100	489,645
*	Repligen Corp.	99,838	408,337
*	Repros Therapeutics, Inc.	25,558	255,069
*	Res-Care, Inc.	74,330	1,007,172
* #	Rigel Pharmaceuticals, Inc.	68,222	476,872
*	Rochester Medical Corp.	26,138	302,155
*	Rockwell Medical Technologies, Inc.	10,132	36,070
*	Rural/Metro Corp.	12,052	19,886
*	RXi Pharmaceuticals Corp.	84	396
*	Salix Pharmaceuticals, Ltd.	81,666	653,328
* #	Sangamo BioSciences, Inc.	98,597	409,178
*	Santarus, Inc.	17,000	28,730
* #	Savient Pharmaceuticals, Inc.	148,646	823,499
* #	Seattle Genetics, Inc.	150,135	1,514,862
*	Senomyx, Inc.	27,332	97,029
* #	Sepracor, Inc.	183,986	2,796,587
* #	Sequenom, Inc.	98,258	2,177,397
*	SeraCare Life Sciences, Inc.	42,521	45,497
*	Signalife, Inc.	1	32
*	Sirona Dental Systems, Inc.	43,403	521,270
*	Skilled Healthcare Group, Inc.	8,600	71,638
*	Solta Medical, Inc.	2,181	2,639
*	Somanetics Corp.	36,579	535,517
* #	Somaxon Pharmaceuticals, Inc.	5,100	12,495
*	SonoSite, Inc.	43,345	823,122
	Span-American Medical System, Inc.	10,492	108,592
*	Spectranetics Corp.	51,082	153,246
*	SRI/Surgical Express, Inc.	12,700	17,780
* #	STAAR Surgical Co.	5,656	11,029
* #	Stereotaxis, Inc.	49,291	125,692
#	Steris Corp.	72,133	1,918,738
*	Sun Healthcare Group, Inc.	115,092	1,303,992
*	SunLink Health Systems, Inc.	20,348	18,924
*	Sunrise Senior Living, Inc.	5,799	6,959
* #	SurModics, Inc.	51,592	1,023,069
*	Symmetry Medical, Inc.	60,014	411,096
*	Synovis Life Technologies, Inc.	33,839	551,237
* #	Synta Pharmaceuticals Corp.	57,616	507,021
*	Targacept, Inc.	2,425	5,044
* #	Telik, Inc.	128,964	61,903
* #	The Medicines Co.	153,292	1,962,138
*	Theragenics Corp.	582,770	751,773
* #	Theravance, Inc.	89,123	1,174,641
* #	Thoratec Corp.	63,151	1,829,484
*	Threshold Pharmaceuticals, Inc.	10,400	8,112
*	Tomotherapy, Inc.	8,900	22,517
*	TorreyPines Therapeutics, Inc.	873	235

30

*	Transcend Services, Inc.	12,668	128,960
	Trimeris, Inc.	4,511	4,601
* ●	Tripos Escrow Shares	220	20
*	U.S. Physical Therapy, Inc.	39,561	482,644
* #	United Therapeutics Corp.	28,773	1,955,125
*	Urologix, Inc.	131,715	72,443
*	Uroplasty, Inc.	12,269	9,815
	Utah Medical Products, Inc.	13,735	333,623
#	Valeant Pharmaceuticals International	129,161	2,802,794
*	Varian, Inc.	76,999	2,143,652
*	Vascular Solutions, Inc.	44,300	407,560
*	Vermillion, Inc.	7,108	3,909
*	ViroPharma, Inc.	186,174	2,234,088
*	Vision-Sciences, Inc.	4,525	5,792
*	Vital Images, Inc.	27,592	312,066
*	Vivus, Inc.	189,165	928,800
*	VNUS Medical Technologies	28,184	451,226
*	Volcano Corp.	85,268	1,114,453
* #	WebMD Health Corp. Class A	12,458	292,016
#	West Pharmaceutical Services, Inc.	87,400	2,903,428
* #	Wright Medical Group, Inc.	95,326	1,977,061
* #	XenoPort, Inc.	67,451	1,761,820
	Young Innovations, Inc.	4,443	68,600
*	Zoll Medical Corp.	53,824	861,722
*	Zymogenetics, Inc.	16,064	68,272
Total Health Care			249,402,479

Industrials — (14.1%)
*	3-D Systems Corp.	27,026	162,156
*	A. T. Cross Co. Class A	32,911	84,910
#	A.O. Smith Corp.	61,250	1,683,150
#	AAON, Inc.	51,583	934,684
* #	AAR Corp.	69,173	1,254,798
	ABM Industries, Inc.	133,289	1,979,342
*	ACCO Brands Corp.	281,692	540,849
*	Accuride Corp.	62,594	23,160
	Aceto Corp.	69,175	618,425
*	Active Power, Inc.	489,231	254,400
#	Actuant Corp.	149,256	2,459,739
#	Acuity Brands, Inc.	65,099	1,749,210
#	Administaff, Inc.	57,000	1,202,130
*	AeroCentury Corp.	1,600	14,480
* #	AeroVironment, Inc.	38,002	1,408,354
*	Air Transport Services Group, Inc.	175,716	42,172
*	AirTran Holdings, Inc.	252,929	1,037,009
	Alamo Group, Inc.	33,314	418,091
*	Alaska Air Group, Inc.	111,907	2,949,869
	Albany International Corp. Class A	54,335	543,893
	Alexander & Baldwin, Inc.	72,464	1,597,107
* #	Allegiant Travel Co.	36,574	1,307,886
*	Allied Defense Group, Inc.	62,974	433,891
*	Altra Holdings, Inc.	64,359	452,444
*	Amerco, Inc.	20,255	622,841
	American Ecology Corp.	55,250	1,102,238
*	American Locker Group, Inc.	300	278

31

	American Railcar Industries, Inc.	10,767	90,335
*	American Reprographics Co.	24,300	147,744
	American Science & Engineering, Inc.	25,100	1,957,800
* #	American Superconductor Corp.	98,699	1,596,950
#	American Woodmark Corp.	25,221	379,576
	Ameron International Corp.	24,202	1,206,470
	Ampco-Pittsburgh Corp.	27,455	507,643
* #	AMREP Corp.	7,002	194,306
	Apogee Enterprises, Inc.	66,010	676,603
#	Applied Industrial Technologies, Inc.	98,025	1,547,815
	Applied Signal Technologies, Inc.	38,837	681,201
*	Argan, Inc.	20,232	224,575
*	Argon ST, Inc.	60,525	1,158,449
#	Arkansas Best Corp.	65,100	1,522,689
*	Arotech Corp.	34,540	14,852
	Art’s-Way Manufacturing Co., Inc.	400	1,360
* #	Astec Industries, Inc.	58,500	1,437,345
*	Astronics Corp.	27,548	208,263
*	Astronics Corp. Class B	6,887	58,540
*	Atlas Air Worldwide Holding, Inc.	5,200	75,452
*	Avalon Holding Corp. Class A	44,736	80,525
*	Avis Budget Group, Inc.	5,000	3,450
* #	Axsys Technologies, Inc.	32,973	1,407,947
*	AZZ, Inc.	35,700	799,680
#	Badger Meter, Inc.	39,995	943,482
*	Baker (Michael) Corp.	24,300	849,528
#	Baldor Electric Co.	85,233	1,194,114
*	Baldwin Technology Co., Inc. Class A	3,200	3,680
#	Barnes Group, Inc.	144,200	1,629,460
	Barrett Business Services, Inc.	14,158	139,315
*	BE Aerospace, Inc.	16,600	160,522
*	Beacon Roofing Supply, Inc.	83,669	1,065,106
#	Belden, Inc.	144,122	1,882,233
* #	Blount International, Inc.	86,600	725,708
*	BlueLinx Holdings, Inc.	6,800	16,184
	Bowne & Co., Inc.	429,359	1,202,206
	Brady Co. Class A	87,776	1,836,274
*	Breeze-Eastern Corp.	30,955	241,449
#	Briggs & Stratton Corp.	88,818	1,313,618
*	BTU International, Inc.	18,700	74,426
#	C&D Technologies, Inc.	327,576	976,176
*	CAI International, Inc.	4,500	10,125
#	Carlisle Companies, Inc.	108,046	2,017,219
#	Cascade Corp.	34,100	780,549
*	Casella Waste Systems, Inc. Class A	40,464	111,681
* #	CBIZ, Inc.	196,795	1,599,943
	CDI Corp.	17,000	182,240
*	CECO Environmental Corp.	5,715	13,430
*	Celadon Group, Inc.	61,502	480,946
* #	Cenveo, Inc.	60,500	238,975
* #	Ceradyne, Inc.	58,665	1,338,735
	Champion Industries, Inc.	7,013	19,636
*	Chart Industries, Inc.	11,400	96,444
	Chase Corp.	24,379	266,950
	Chicago Rivet & Machine Co.	800	9,560

32

	CIRCOR International, Inc.	43,290	963,203
#	CLAROC, Inc.	110,800	3,361,672
* #	Clean Harbors, Inc.	55,864	2,989,283
*	Coleman Cable, Inc.	1,300	4,550
*	Columbus McKinnon Corp.	51,495	655,016
*	Comforce Corp.	29,612	49,452
	Comfort Systems USA, Inc.	110,919	1,134,701
*	Commercial Vehicle Group, Inc.	343,231	343,231
*	Competitive Technologies, Inc.	27,004	31,055
	CompX International, Inc.	6,100	34,526
*	COMSYS IT Partners, Inc.	2,200	4,400
*	Conrad Industries, Inc.	6,900	34,500
*	Consolidated Graphics, Inc.	10,000	161,100
*	Continental Airlines, Inc.	44,800	603,456
#	Con-way, Inc.	82,116	1,809,015
*	Cornell Companies, Inc.	31,600	482,216
	Corporate Executive Board Co.	57,537	1,162,247
* #	CoStar Group, Inc.	52,283	1,548,622
*	Covenant Transport Group Class A	219,623	399,714
*	CPI Aerostructures, Inc.	14,666	73,330
*	CRA International, Inc.	19,570	411,166
	Crane Co.	22,921	399,284
	Cubic Corp.	72,795	1,977,112
#	Curtiss-Wright Corp.	112,800	3,643,440
#	Deluxe Corp.	71,900	829,007
	Diamond Management & Technology Consultants, Inc.	40,215	104,559
* #	Dollar Thrifty Automotive Group, Inc.	48,295	56,022
*	Double Eagle Petroleum Co.	5,700	33,402
	Ducommun, Inc.	31,110	589,223
*	Duff & Phelps Corp.	22,761	325,255
*	DXP Enterprises, Inc.	29,400	399,252
*	Dynamex, Inc.	30,416	337,009
	Dynamic Materials Corp.	17,622	213,931
* #	DynCorp International, Inc. Class A	104,519	1,571,966
	Eagle Bulk Shipping, Inc.	18,800	100,392
	Eastern Co.	8,215	90,529
	Ecology & Environment, Inc. Class A	4,436	55,849
	Electro Rent Corp.	69,056	731,994
* #	EMCOR Group, Inc.	176,300	3,630,017
#	Encore Wire Corp.	54,669	902,585
* #	Ener1, Inc.	191,863	861,465
* #	Energy Conversion Devices, Inc.	50,300	1,266,051
* #	EnerNOC, Inc.	12,821	133,851
*	EnerSys	129,200	1,177,012
*	ENGlobal Corp.	79,900	247,690
	Ennis, Inc.	62,200	696,018
*	EnPro Industries, Inc.	54,400	995,520
*	Environmental Tectonics Corp.	7,400	8,880
* #	ESCO Technologies, Inc.	70,700	2,505,608
	Espey Manufacturing & Electronics Corp.	9,085	153,355
*	Esterline Technologies Corp.	69,800	2,519,082
* #	Evergreen Solar, Inc.	100,000	221,000
*	Exide Technologies	22,592	82,009
*	Exponent, Inc.	40,910	1,003,113
*	ExpressJet Holdings, Inc.	95,601	151,050

33

	Federal Signal Corp.	241,128	1,627,614
*	First Advantage Corp.	3,700	47,138
*	First Aviation Services, Inc.	6,000	4,200
* #	Flanders Corp.	63,897	260,700
*	Flow International Corp.	15,100	23,405
#	Forward Air Corp.	82,900	1,679,554
	Franklin Electric Co., Inc.	62,020	1,611,900
	Freightcar America, Inc.	20,228	387,366
	Frozen Food Express Industries, Inc.	194,063	799,540
* #	Fuel Tech, Inc.	39,500	395,395
*	FuelCell Energy, Inc.	116,900	451,234
*	Furmanite Corp.	96,670	359,612
	G & K Services, Inc. Class A	225,665	4,163,519
*	Gardner Denver Machinery, Inc.	74,756	1,627,438
	GATX Corp.	66,090	1,592,769
#	Genco Shipping & Trading, Ltd.	8,900	138,395
*	Gencor Industries, Inc.	200	1,584
	GenCorp, Inc.	23,000	66,700
* #	General Cable Corp.	21,200	348,952
* #	Genesee & Wyoming, Inc.	103,575	2,814,133
* #	GeoEye, Inc.	35,248	608,028
*	Global Cash Access, Inc.	27,300	73,983
#	Gorman-Rupp Co.	45,668	1,169,101
*	GP Strategies Corp.	48,452	189,447
#	Graco, Inc.	69,300	1,474,011
*	Graftech International, Ltd.	231,000	1,850,310
	Graham Corp.	10,990	109,460
#	Granite Construction, Inc.	121,200	4,268,664
	Great Lakes Dredge & Dock Corp.	50,235	167,785
	Greenbrier Companies, Inc.	199,114	1,105,083
*	Griffon Corp.	439,420	4,372,229
	Hardinge, Inc.	146,298	636,396
*	Hawaiian Holdings, Inc.	132,675	539,987
#	Healthcare Services Group, Inc.	115,563	1,770,425
#	Heartland Express, Inc.	264,941	3,566,106
	HEICO Corp.	40,200	1,589,106
	HEICO Corp. Class A	41,263	1,200,341
#	Heidrick & Struggles International, Inc.	43,007	653,706
*	Henry Bros. Electronics, Inc.	13,944	79,132
*	Herley Industries, Inc.	37,000	412,180
	Herman Miller, Inc.	107,970	1,186,590
* #	Hexcel Corp.	76,100	630,869
*	Hill International, Inc.	105,519	580,355
	Hi-Shear Technology Corp.	21,962	197,658
	HNI Corp.	70,040	925,228
* #	Hoku Scientific, Inc.	34,798	88,735
	Horizon Lines, Inc. Class A	8,500	29,240
#	Houston Wire & Cable Co.	24,602	175,904
*	HQ Sustainable Maritime Industries, Inc.	13,972	99,900
* #	Hub Group, Inc. Class A	106,176	2,410,195
*	Hudson Highland Group, Inc.	7,260	17,860
*	Hudson Technologies, Inc.	3,900	5,850
*	Hurco Companies, Inc.	16,560	234,821
* #	Huron Consulting Group, Inc.	36,610	1,829,768
*	Huttig Building Products, Inc.	252,115	88,240

34

* #	ICF International, Inc.	25,281	599,918
*	ICT Group, Inc.	5,300	20,564
*	II-VI, Inc.	80,104	1,508,358
*	InnerWorkings, Inc.	83,215	275,442
*	Innotrac Corp.	16,000	17,920
	Innovative Solutions & Support, Inc.	27,850	86,614
* #	Insituform Technologies, Inc. Class A	47,477	890,669
	Insteel Industries, Inc.	21,000	161,700
*	Integrated Electrical Services, Inc.	17,304	143,104
* #	InterDigital, Inc.	135,597	4,383,851
*	Interline Brands, Inc.	65,738	525,904
	International Shipholding Corp.	19,600	421,400
*	Intersections, Inc.	47,970	178,448
* #	JetBlue Airways Corp.	165,568	932,148
*	JPS Industries, Inc.	8,700	42,413
*	Kadant, Inc.	20,600	206,824
	Kaman Corp. Class A	67,300	1,284,757
#	Kaydon Corp.	74,612	2,029,446
	Kelly Services, Inc. Class A	83,666	758,014
	Kelly Services, Inc. Class B	350	4,918
*	Kenexa Corp.	5,300	35,987
	Kennametal, Inc.	60,100	964,004
*	Key Technology, Inc.	14,902	197,601
*	Kforce, Inc.	107,505	671,906
* #	Kirby Corp.	59,200	1,419,616
	Knight Transportation, Inc.	227,179	3,030,568
	Knoll, Inc.	79,670	543,349
*	Korn/Ferry International	109,900	1,033,060
* #	K-Tron International, Inc.	10,388	744,923
*	L.B. Foster Co. Class A	9,200	242,788
	L.S. Starrett Co. Class A	13,208	198,648
*	LaBarge, Inc.	43,810	484,977
*	Ladish Co., Inc.	30,400	345,648
	Lawson Products, Inc.	29,775	569,298
*	Layne Christensen Co.	42,028	663,202
*	Learning Tree International, Inc.	42,681	374,739
*	LECG Corp.	16,473	53,867
#	Lennox International, Inc.	30,799	865,760
*	LGL Group, Inc.	4,660	7,223
*	Limco-Piedmont, Inc.	1,100	3,388
#	Lindsay Corp.	32,600	847,600
*	LMI Aerospace, Inc.	32,041	361,743
	LSI Industries, Inc.	36,262	164,992
*	Lydall, Inc.	64,741	238,894
*	M&F Worldwide Corp.	53,200	563,920
*	Mac-Gray Corp.	25,646	166,058
*	Magnetek, Inc.	436,280	872,560
* ●	MAIR Holdings, Inc. Escrow Shares	51,616	24,260
*	Manitex International, Inc.	6,890	7,303
*	Marten Transport, Ltd.	58,082	1,025,728
*	Maxco, Inc.	3,000	9,930
	McGrath Rentcorp	69,314	1,453,515
*	Meadow Valley Corp.	2,300	14,375
* #	Media Sciences International, Inc.	2,800	1,036
*	Medialink Worldwide, Inc.	20,206	1,819

35

*	Merrimac Industries, Inc.	12,771	28,735
* #	Mesa Air Group, Inc.	613,206	91,981
#	Met-Pro Corp.	47,157	516,841
*	MFRI, Inc.	14,905	73,333
* #	Middleby Corp.	40,513	938,281
*	Miller Industries, Inc.	8,800	48,224
#	Mine Safety Appliances Co.	98,200	1,926,684
*	Misonix, Inc.	92,109	99,478
*	Mobile Mini, Inc.	76,930	972,395
*	Monster Worldwide, Inc.	127,700	1,176,117
*	Moog, Inc. Class A	95,146	2,850,574
*	Moog, Inc. Class B	7,758	238,636
	Mueller Industries, Inc.	63,145	1,270,477
	Mueller Water Products, Inc.	168,617	1,141,537
	Multi-Color Corp.	33,680	370,480
	NACCO Industries, Inc. Class A	10,045	321,340
*	Nashua Corp.	67,920	205,798
*	National Patent Development Corp.	13,860	18,018
	National Technical Systems, Inc.	20,700	82,800
* #	Navigant Consulting, Inc.	145,200	2,080,716
* #	NCI Building Systems, Inc.	173,358	2,009,219
#	Nordson Corp.	92,150	2,783,852
*	North America Galvanizing & Coatings, Inc.	64,067	239,611
* #	Odyssey Marine Exploration, Inc.	133,967	529,170
* #	Old Dominion Freight Line, Inc.	98,622	2,473,440
	Omega Flex, Inc.	24,600	383,760
*	On Assignment, Inc.	64,215	297,315
*	Orbit International Corp.	1,977	4,270
* #	Orbital Sciences Corp.	162,552	2,725,997
*	Orion Marine Group, Inc.	15,671	155,143
	Oshkosh Truck Corp. Class B	12,300	88,806
*	P.A.M. Transportation Services, Inc.	76,987	384,935
	Pacer International, Inc.	59,059	507,907
*	Paragon Technologies, Inc.	2,950	7,169
*	Park-Ohio Holdings Corp.	135,959	500,329
*	Patrick Industries, Inc.	8,995	4,992
* #	Patriot Transportation Holding, Inc.	11,786	810,995
* #	Perini Corp.	60,500	1,261,425
*	PGT, Inc.	88,192	88,016
*	Pike Electric Corp.	56,800	639,000
*	Pinnacle Airlines Corp.	64,200	128,400
*	Plug Power, Inc.	712,637	641,373
* #	PMFG, Inc.	39,396	275,772
*	Point Blank Solutions, Inc.	91,550	41,198
*	Polypore International, Inc.	5,300	36,676
	Portec Rail Products, Inc.	1,546	11,255
*	Powell Industries, Inc.	31,883	761,366
	Preformed Line Products Co.	20,145	591,457
*	PRG-Schultz International, Inc.	7,701	24,104
* #	Protection One, Inc.	36,556	104,185
	Providence & Worcester Railroad Co.	4,200	57,351
*	Quality Distribution, Inc.	3,920	9,134
	Quanex Building Products Corp.	94,272	800,369
	Quixote Corp.	7,385	31,091
#	Raven Industries, Inc.	49,230	1,073,706

36

* #	RBC Bearings, Inc.	36,899	674,514
*	RCM Technologies, Inc.	157,393	189,659
	Regal-Beloit Corp.	84,204	2,859,568
*	Republic Airways Holdings, Inc.	86,978	712,350
* #	Resources Connection, Inc.	120,636	1,745,603
	Robbins & Myers, Inc.	96,400	1,666,756
#	Rollins, Inc.	292,175	4,557,930
*	RSC Holdings, Inc.	75,252	534,289
*	Rush Enterprises, Inc. Class A	68,796	626,044
*	Rush Enterprises, Inc. Class B	40,331	356,123
*	Saia, Inc.	127,510	1,363,082
	Schawk, Inc.	44,096	358,941
* #	School Specialty, Inc.	165,172	2,725,338
*	Schuff International, Inc.	6,700	88,775
	Servidyne, Inc.	346	758
	Servotronics, Inc.	1,300	7,573
*	SIFCO Industries, Inc.	5,415	33,140
*	Simclar, Inc.	6,300	1,859
#	Simpson Manufacturing Co., Inc.	127,341	2,555,734
	SkyWest, Inc.	163,073	2,552,092
*	SL Industries, Inc.	5,800	34,800
*	SmartPros, Ltd.	10,300	27,810
*	SPACEHAB, Inc.	1,822	565
*	Sparton Corp.	1,803	3,372
*	Spherion Corp.	1,107,259	1,583,380
*	Spherix, Inc.	37,595	16,918
* #	Spire Corp.	24,326	119,441
*	Standard Parking Corp.	52,371	1,002,381
	Standard Register Co.	38,470	279,677
	Standex International Corp.	34,100	523,435
*	Stanley, Inc.	39,300	1,189,218
	Steelcase, Inc. Class A	164,991	712,761
*	Sterling Construction Co., Inc.	24,300	435,456
#	Sun Hydraulics, Inc.	43,103	663,786
	Supreme Industries, Inc.	115,145	138,174
	Sypris Solutions, Inc.	322,527	409,609
#	TAL International Group, Inc.	38,950	408,196
*	Taleo Corp. Class A	8,972	75,634
*	Taser International, Inc.	103,247	523,462
*	Team, Inc.	41,700	823,575
*	TeamStaff, Inc.	13,988	22,451
	Tech/Ops Sevcon, Inc.	8,183	18,739
	Technology Research Corp.	85,112	157,457
	Tecumseh Products Co. Class A	35,140	288,148
*	Tecumseh Products Co. Class B	3,375	27,675
*	Teledyne Technologies, Inc.	93,000	2,591,910
*	TeleTech Holdings, Inc.	66,413	537,281
	Tennant Co.	49,600	671,584
*	Tetra Tech, Inc.	153,296	3,561,066
*	The Advisory Board Co.	28,755	503,213
	The Brink’s Co.	68,700	1,815,741
*	The GEO Group, Inc.	108,400	1,604,320
	The Manitowoc Co., Inc.	12,000	66,000
*	Thomas & Betts Corp.	76,837	1,643,543
#	Titan International, Inc.	89,225	692,386

37

	Todd Shipyards Corp.	19,728	276,192
#	Toro Co.	73,254	2,169,051
*	Trailer Bridge, Inc.	8,400	30,324
* #	TransDigm Group, Inc.	73,682	2,511,083
*	TRC Companies, Inc.	394,854	1,149,025
	Tredegar Industries, Inc.	86,991	1,435,352
* #	Trex Co., Inc.	43,500	643,365
#	Trinity Industries, Inc.	119,300	1,373,143
	Triumph Group, Inc.	41,975	1,900,628
*	TrueBlue, Inc.	78,000	663,000
*	Tufco Technologies, Inc.	4,700	16,262
	Twin Disc, Inc.	10,200	67,014
*	U.S. Home Systems, Inc.	927	1,492
*	UAL Corp.	162,799	1,536,823
*	Ultralife Corp.	29,715	238,017
* #	United Rentals, Inc.	21,560	120,305
*	United Stationers, Inc.	76,209	2,134,614
	Universal Forest Products, Inc.	72,537	1,523,277
*	Universal Power Group, Inc.	6,700	10,988
*	Universal Security Instruments, Inc.	5	19
*	Universal Truckload Services, Inc.	23,086	285,343
*	UQM Technologies, Inc.	25,600	41,472
*	US Airways Group, Inc.	190,100	1,077,867
*	USA Truck, Inc.	16,635	239,877
*	USG Corp.	18,600	121,086
*	UTI Worldwide, Inc.	17,700	193,992
* #	Valence Technology, Inc.	19,099	33,232
#	Valmont Industries, Inc.	27,525	1,116,965
	Valpey Fisher Corp.	8,710	12,673
*	Versar, Inc.	24,600	89,790
	Viad Corp.	56,800	1,262,664
	Vicor Corp.	40,122	189,376
*	Volt Information Sciences, Inc.	218,033	1,162,116
	VSE Corp.	11,566	332,638
	Wabash National Corp.	490,296	1,382,635
#	Watsco, Inc. Class A	64,000	2,115,200
	Watsco, Inc. Class B	9,433	311,289
	Watts Water Technologies, Inc.	82,680	1,842,110
*	WCA Waste Corp.	53,626	114,223
#	Werner Enterprises, Inc.	203,184	3,047,760
* #	WESCO International, Inc.	46,171	850,470
*	Willdan Group, Inc.	5,300	9,911
*	Willis Lease Finance Corp.	19,095	180,257
#	Woodward Governor Co.	63,727	1,310,864
#	WSI Industries, Inc.	1,900	2,831
*	YRC Worldwide, Inc.	450,358	1,297,031
*	Zareba Systems, Inc.	300	777
Total Industrials			310,103,463

Information Technology — (14.8%)
*	3Com Corp.	558,642	1,301,636
*	Acacia Research	102,634	324,323
* #	ACI Worldwide, Inc.	62,839	1,067,635
*	Acme Packet, Inc.	52,340	230,296
*	Actel Corp.	45,934	414,325

38

*	ActivIdentity Corp.	869,017	1,937,908
*	Actuate Corp.	122,000	434,320
	Acxiom Corp.	172,979	1,645,030
*	Adaptec, Inc.	4,400	12,276
*	ADC Telecommunications, Inc.	59,400	301,158
*	Adept Technology, Inc.	13,403	40,075
#	Adtran, Inc.	210,232	3,185,015
*	Advanced Analogic Technologies, Inc.	34,211	102,975
*	Advanced Energy Industries, Inc.	78,064	701,015
* #	Advanced Photonix, Inc.	5,345	5,612
* #	Advent Software, Inc.	76,915	1,679,054
*	Aehr Test Systems	5,400	7,884
	Agilysys, Inc.	230,939	824,452
*	Airspan Networks, Inc.	124,100	19,856
*	Airvana, Inc.	45,953	233,901
* ●	Allen Organ Co. Escrow Shares	800	7,270
*	Allied Motion Technologies, Inc.	2,800	5,656
*	American Commercial Lines, Inc.	33,530	135,461
	American Software, Inc. Class A	58,905	244,456
*	Amkor Technology, Inc.	308,919	716,692
*	Amtech Systems, Inc.	24,270	98,051
* #	Anadigics, Inc.	22,800	46,284
*	Analysts International Corp.	323,951	136,059
*	Anaren, Inc.	41,600	491,712
* #	Anixter International, Inc.	59,610	1,608,278
*	Applied Micro Circuits Corp.	190,714	762,856
*	Ariba, Inc.	145,169	1,109,091
* #	Arris Group, Inc.	243,728	1,735,343
*	Art Technology Group, Inc.	339,807	581,070
*	Aruba Networks, Inc.	79,712	212,831
*	ASA International, Ltd.	640	2,000
*	Aspen Technology, Inc.	266,089	1,782,796
*	Astea International, Inc.	2,800	6,552
	Astro-Med, Inc.	12,758	89,178
*	Asyst Technologies, Inc.	156,000	42,120
* #	Atheros Communications	149,696	1,797,849
	Atlantic Tele-Network, Inc.	28,983	623,135
* #	Atmel Corp.	660,282	2,205,342
* #	ATMI, Inc.	38,833	524,634
*	Authentidate Holding Corp.	97,700	24,425
*	Autobytel, Inc.	769,313	276,953
*	Avanex Corp.	70	132
*	Avid Technology, Inc.	116,463	1,165,795
*	Aviza Technology, Inc.	67,130	13,359
*	Avocent Corp.	76,105	1,092,107
	AVX Corp.	108,726	991,581
*	Aware, Inc.	22,700	50,848
*	Axcelis Technologies, Inc.	305,496	87,066
*	Axesstel, Inc.	33,683	12,800
*	AXS-One, Inc.	18,400	1,840
*	AXT, Inc.	406,289	564,742
* #	Bankrate, Inc.	54,357	1,813,350
*	BearingPoint, Inc.	11,729	17,594
	Bel Fuse, Inc. Class A	8,710	122,376
	Bel Fuse, Inc. Class B	26,643	406,039

39

*	Bell Microproducts, Inc.	94,771	85,294
*	Benchmark Electronics, Inc.	109,971	1,291,060
*	BigBand Networks, Inc.	102,703	518,650
*	Bitstream, Inc.	7,200	35,208
	Black Box Corp.	45,502	993,309
#	Blackbaud, Inc.	77,739	865,235
* #	Blackboard, Inc.	85,864	2,181,804
*	Blonder Tongue Laboratories, Inc.	20,136	19,230
*	Blue Coat Systems, Inc.	79,472	762,136
	Bogen Communications International, Inc.	11,900	43,435
*	Bookham, Inc.	484,568	179,290
*	Borland Software Corp.	1,249,902	774,939
*	Bottomline Technologies, Inc.	42,725	285,403
*	Brightpoint, Inc.	122,470	573,160
* #	BroadVision, Inc.	4,455	64,598
*	Brocade Communications Systems, Inc.	43,148	164,394
*	BSQUARE Corp.	30,268	75,367
*	Cabot Microelectronics Corp.	47,500	1,081,100
* #	CACI International, Inc. Class A	56,746	2,562,082
*	Cadence Design Systems, Inc.	47,600	179,928
*	CalAmp Corp.	461,446	447,603
*	California Micro Devices Corp.	14,800	31,672
*	Callidus Software, Inc.	26,800	70,216
*	CallWave, Inc.	256,118	189,527
*	Cascade Microtech, Inc.	41,199	127,305
	Cass Information Systems, Inc.	16,615	396,102
*	Catapult Communications Corp.	246,220	1,698,918
* #	Cavium Networks, Inc.	69,402	631,558
*	CEVA, Inc.	61,567	420,503
*	Checkpoint Systems, Inc.	102,900	920,955
*	Chordiant Software, Inc.	26,074	61,274
*	Ciber, Inc.	97,336	424,385
* #	Ciena Corp.	10,700	66,768
*	Cirrus Logic, Inc.	116,989	329,909
*	Clarus Corp.	32,100	134,820
*	Clearfield, Inc.	87,411	104,893
* #	Cogent, Inc.	161,460	1,879,394
	Cognex Corp.	66,335	866,335
*	Coherent, Inc.	78,193	1,414,511
	Cohu, Inc.	46,498	464,050
*	Comarco, Inc.	34,669	32,936
* # ●	Commerce One, Inc.	45,000	—
* #	CommScope, Inc.	13,000	187,460
	Communications Systems, Inc.	8,650	64,010
* #	CommVault Systems, Inc.	49,679	659,240
*	Computer Task Group, Inc.	47,700	145,962
*	ComScore, Inc.	20,800	262,288
* #	Comtech Telecommunications Corp.	65,100	2,525,880
* #	Comverge, Inc.	8,800	40,392
* #	Concur Technologies, Inc.	107,483	2,653,755
*	Concurrent Computer Corp.	6,100	24,156
*	Conexant Systems, Inc.	75,107	49,571
*	Constant Contact, Inc.	26,937	411,328
*	Convergys Corp.	165,015	1,242,563
*	CPI International, Inc.	7,200	55,224

40

*	Cray, Inc.	50,604	97,160
* #	Cree, Inc.	59,164	1,179,139
*	CSG Systems International, Inc.	123,232	1,786,864
*	CSP, Inc.	8,385	27,377
	CTS Corp.	55,159	283,517
*	CVD Equipment Corp.	11,029	35,293
*	CyberOptics Corp.	14,954	83,892
* #	CyberSource Corp.	188,388	2,247,469
*	Cymer, Inc.	85,386	1,741,874
* #	Cypress Semiconductor Corp.	186,800	842,468
#	Daktronics, Inc.	115,216	994,314
* #	Data Domain, Inc.	107,692	1,402,150
*	Data I/O Corp.	7,300	18,177
*	Datalink Corp.	21,400	73,830
	Dataram Corp.	75,582	95,233
*	DataTRAK International, Inc.	2,915	408
*	Datawatch Corp.	3,832	5,786
*	DDi Corp.	38,136	128,900
*	DealerTrack Holdings, Inc.	67,353	767,151
*	Dice Holdings, Inc.	2,400	6,864
*	Digi International, Inc.	76,915	584,554
*	Digimarc Corp.	18,275	174,344
*	Digital Angel Corp.	21,399	13,481
* #	Digital River, Inc.	70,860	1,755,202
* #	Diodes, Inc.	36,309	235,282
*	Ditech Networks, Inc.	98,647	94,701
*	DivX, Inc.	57,197	287,701
*	Dot Hill Systems Corp.	866,568	428,951
*	Double-Take Software, Inc.	39,606	299,817
*	DSP Group, Inc.	242,426	1,578,193
* #	DTS, Inc.	50,689	689,370
*	Dycom Industries, Inc.	125,901	857,386
*	Dynamics Research Corp.	101,182	705,239
* #	EarthLink, Inc.	348,197	2,621,923
*	Easylink Services International Corp.	3,800	7,410
* #	Ebix, Inc.	16,989	347,595
*	Echelon Corp.	66,235	490,139
*	EDCI Holdings, Inc.	20,657	82,835
*	EDGAR Online, Inc.	21,300	22,152
*	Edgewater Technology, Inc.	191,311	535,671
*	Elecsys Corp.	10,467	42,915
*	Electroglas, Inc.	56,795	7,951
*	Electronics for Imaging, Inc.	74,324	660,740
*	eLoyalty Corp.	7,200	21,744
* #	EMCORE Corp.	147,150	194,238
*	EMS Technologies, Inc.	42,168	1,012,032
*	Emulex Corp.	154,900	884,479
*	En Pointe Technologies, Inc.	6,100	4,880
*	Endwave Corp.	1,800	3,600
*	Entegris, Inc.	354,394	492,608
*	Entorian Technologies, Inc.	127,140	29,865
*	Entrust, Inc.	15,500	23,250
*	Epicor Software Corp.	157,522	557,628
*	EPIQ Systems, Inc.	80,149	1,420,240
*	ePlus, Inc.	14,390	152,606

41

*	Euronet Worldwide, Inc.	60,322	606,236
*	Evans & Sutherland Computer Corp.	11,143	5,014
*	Evolving Systems, Inc.	11,000	11,330
*	Exar Corp.	850,992	5,761,216
#	Fair Isaac Corp.	77,600	985,520
*	Fairchild Semiconductor Corp. Class A	40,100	182,455
*	FalconStor Software, Inc.	20,705	66,049
*	Faro Technologies, Inc.	32,660	490,553
* #	FEI Co.	92,550	1,684,410
*	Forgent Networks, Inc.	67,680	14,890
* #	FormFactor, Inc.	91,334	1,421,157
* #	Forrester Research, Inc.	62,587	1,306,817
*	FortuNet, Inc.	11,030	17,097
	Frequency Electronics, Inc.	122,628	386,278
*	FSI International, Inc.	77,271	29,749
*	Gartner Group, Inc.	31,100	440,376
*	Gerber Scientific, Inc.	169,522	532,299
*	Giga-Tronics, Inc.	3,942	4,218
*	GigOptix, Inc.	7,585	7,509
*	Globecomm Systems, Inc.	30,832	158,168
*	Glu Mobile, Inc.	6,246	3,185
*	GSE Systems, Inc.	38,896	236,099
*	GSI Technology, Inc.	42,294	109,119
*	GTSI Corp.	97,583	526,460
*	Guidance Software, Inc.	4,992	17,073
*	Hackett Group, Inc.	132,933	373,542
*	Halifax Corp.	12,629	6,567
*	Harmonic, Inc.	258,591	1,331,744
* #	Harris Stratex Networks, Inc. Class A	16,614	114,637
#	Heartland Payment Systems, Inc.	102,197	926,927
*	hi/fn, inc.	244,585	769,220
*	Hittite Microwave Corp.	59,536	1,525,312
*	Hughes Communications, Inc.	7,400	89,318
*	Hutchinson Technology, Inc.	488,870	1,549,718
*	Hypercom Corp.	941,956	1,431,773
*	I.D. Systems, Inc.	3,345	12,811
* #	i2 Technologies, Inc.	59,300	370,032
*	iCAD, Inc.	3,500	4,270
*	iGATE Capital Corp.	144,565	591,271
*	Ikanos Communications, Inc.	245,090	316,166
*	I-many, Inc.	110,892	43,237
#	Imation Corp.	45,194	440,190
	Imergent, Inc.	5,049	23,225
*	Immersion Corp.	75,600	392,364
*	Infinera Corp.	112,557	772,141
*	InFocus Corp.	795,204	604,355
	infoGROUP, Inc.	64,474	237,909
* #	Informatica Corp.	245,857	3,137,135
	InfoSpace, Inc.	655,004	5,246,582
*	Innodata Isogen, Inc.	27,307	61,168
*	Innovex, Inc.	28,351	3,686
*	InPlay Technologies, Inc.	100	13
*	Insight Enterprises, Inc.	123,941	642,014
*	InsWeb Corp.	1,533	3,557
	Integral Systems, Inc.	61,350	670,556

42

*	Integrated Device Technology, Inc.	260,201	1,493,554
*	Integrated Silicon Solution, Inc.	416,141	707,440
*	Intelligent Systems Corp.	34,437	34,437
*	Intelligroup, Inc.	29,800	44,700
*	Interactive Intelligence, Inc.	40,441	277,830
*	Interlink Electronics, Inc.	23,100	4,620
* #	Intermec, Inc.	169,500	2,105,190
*	Internap Network Services Corp.	23,900	64,291
*	International Rectifier Corp.	110,300	1,502,286
*	Internet Brands, Inc.	24,600	122,262
*	Internet Capital Group, Inc.	291,402	1,255,943
	Intersil Corp.	35,000	325,850
*	Interwoven, Inc.	132,523	2,089,888
*	Intest Corp.	45,877	12,157
*	Intevac, Inc.	47,436	207,770
*	IntriCon Corp.	15,310	57,413
*	INX, Inc.	4,200	20,496
*	iPass, Inc.	531,497	675,001
*	iPCS, Inc.	6,845	33,951
* #	IPG Photonics Corp.	127,633	1,226,553
*	Isilon Systems, Inc.	78,095	216,323
*	Iteris, Inc.	19,424	27,194
*	Ixia	134,928	717,817
	IXYS Corp.	93,924	643,379
*	j2 Global Communications, Inc.	133,364	2,611,267
#	Jabil Circuit, Inc.	136,800	796,176
#	Jack Henry & Associates, Inc.	88,811	1,580,836
*	Jaco Electronics, Inc.	66,196	48,985
*	JDA Software Group, Inc.	55,312	619,494
*	JDS Uniphase Corp.	47,700	173,151
*	Jupitermedia Corp.	186,147	94,935
	Keithley Instruments, Inc.	2,500	8,675
*	Kemet Corp.	190,656	40,038
*	Keynote Systems, Inc.	33,400	292,250
*	Kopin Corp.	225,067	355,606
*	Kratos Defense & Security Solutions, Inc.	26,828	31,657
*	KVH Industries, Inc.	16,600	95,450
* #	L-1 Identity Solutions, Inc.	196,839	1,427,083
*	Lantronix, Inc.	14,000	9,520
*	LaserCard Corp.	12,613	41,623
*	Lattice Semiconductor Corp.	2,063,426	3,177,676
*	Lawson Software, Inc.	536,360	2,263,439
*	Leadis Technolgies, Inc.	18,119	6,885
*	LeCroy Corp.	220,102	506,235
*	LightPath Technologies, Inc.	1,850	1,656
*	Limelight Networks, Inc.	12,458	38,121
*	Littlefuse, Inc.	51,600	789,480
*	Logic Devices, Inc.	6,400	3,520
*	LogicVision, Inc.	19,976	24,770
*	Logility, Inc.	25,417	118,443
*	LoJack Corp.	14,285	54,283
*	Loral Space & Communications, Inc.	181,568	2,398,513
*	LTX-Credence Corp.	1,396,379	404,950
*	Luna Innovations, Inc.	6,456	8,586
*	Macrovision Solutions Corp.	170,157	2,230,758

43

*	Management Network Group, Inc.	224,773	92,157
* #	Manhattan Associates, Inc.	72,894	1,118,194
* #	ManTech International Corp. Class A	2,785	149,360
	Marchex, Inc. Class B	31,366	157,144
*	Mastec, Inc.	180,450	1,918,184
*	Mastech Holdings, Inc.	27	50
	Maximus, Inc.	59,200	2,199,872
*	Maxwell Technologies, Inc.	37,079	173,530
*	MDI, Inc.	9,933	1,490
*	Measurement Specialties, Inc.	9,960	50,597
*	Mechanical Technology, Inc.	7	11
	MedQuist, Inc.	15,960	31,760
* #	Mentor Graphics Corp.	117,527	547,676
*	Mercury Computer Systems, Inc.	358,437	2,139,869
*	Merix Corp.	381,315	137,273
	Mesa Laboratories, Inc.	11,438	229,904
	Methode Electronics, Inc.	59,900	276,738
	Micrel, Inc.	154,373	1,173,235
*	Micros Systems, Inc.	128,567	1,851,365
*	Microsemi Corp.	187,602	1,575,857
*	MicroStrategy, Inc.	26,300	1,017,810
*	Microtune, Inc.	5,900	10,089
*	Mindspeed Technologies, Inc.	4	4
*	MIPS Technologies, Inc.	133,600	224,448
*	MKS Instruments, Inc.	153,686	2,159,288
	Mocon, Inc.	21,293	175,880
*	ModusLink Global Solutions, Inc.	616,391	1,436,191
* #	Monolithic Power Systems	85,019	1,032,981
*	Monotype Imaging Holdings, Inc.	10,518	62,056
*	MoSys, Inc.	35,027	72,856
*	MPS Group, Inc.	266,800	1,614,140
*	MRV Communications, Inc.	739,416	377,102
*	MSC.Software Corp.	76,965	447,936
*	MTM Technologies, Inc.	306	196
	MTS Systems Corp.	49,787	1,303,922
*	Multi-Fineline Electronix, Inc.	13,200	244,596
*	Nanometrics, Inc.	283,300	373,956
*	Napco Security Technologies, Inc.	9,511	10,747
*	NCI, Inc.	21,183	635,490
*	NETGEAR, Inc.	59,925	666,366
* #	NetLogic Microsystems, Inc.	55,978	1,187,293
*	NetScout Systems, Inc.	86,150	1,225,053
*	Network Engines, Inc.	124,077	62,039
*	Network Equipment Technologies, Inc.	22,242	69,617
*	Newport Corp.	6,218	33,266
	NIC, Inc.	175,465	936,983
*	Novatel Wireless, Inc.	9,100	50,414
*	Novell, Inc.	369,981	1,368,930
* #	Novellus Systems, Inc.	166,014	2,289,333
*	Nu Horizons Electronics Corp.	312,815	491,120
*	NumereX Corp. Class A	26,866	80,329
*	NYFIX, Inc.	69,114	62,203
	O.I. Corp.	8,056	74,599
* #	Omniture, Inc.	124,018	1,127,324
*	OmniVision Technologies, Inc.	74,300	497,067

44

*	Omtool, Ltd.	3,470	2,603
* #	ON Semiconductor Corp.	3,344	13,944
*	Online Resources Corp.	37,100	117,236
*	Onvia, Inc.	3,978	15,952
	Openwave Systems, Inc.	882,755	644,411
*	Oplink Communications, Inc.	19,868	140,467
*	OPNET Technologies, Inc.	58,911	483,070
*	OpNext, Inc.	69,409	165,193
*	OPTi, Inc.	11,000	20,570
*	Optical Cable Corp.	15,754	44,741
*	Orbcomm, Inc.	20,200	33,128
*	Orthovita, Inc.	121,503	351,144
*	OSI Systems, Inc.	41,500	607,145
*	Overland Storage, Inc.	219,703	87,881
* #	OYO Geospace Corp.	8,600	128,570
* #	Palm, Inc.	230,696	1,769,438
*	PAR Technology Corp.	30,885	139,909
*	Parametric Technology Corp.	203,813	1,834,317
	Park Electrochemical Corp.	51,950	911,723
* #	ParkerVision, Inc.	33,786	60,477
*	PC Connection, Inc.	39,700	194,133
	PC-Tel, Inc.	61,900	399,874
*	PDF Solutions, Inc.	1,059	1,578
*	Peerless Systems Corp.	22,500	40,725
	Pegasystems, Inc.	94,167	1,277,846
*	Perceptron, Inc.	14,618	49,701
* #	Perficient, Inc.	47,237	184,697
*	Performance Technologies, Inc.	130,190	411,400
*	Pericom Semiconductor Corp.	58,436	360,550
* #	Perot Systems Corp.	171,737	2,230,864
*	Pervasive Software, Inc.	42,607	154,237
*	Pfsweb, Inc.	6,817	7,294
*	Phoenix Technologies, Ltd.	55,836	144,057
*	Photronics, Inc.	115,006	182,860
*	Physicians Formula Holdings, Inc.	27,145	78,721
*	Pixelworks, Inc.	3	2
*	Planar Systems, Inc.	301,370	138,630
*	PlanetOut, Inc.	22,918	5,984
	Plantronics, Inc.	144,900	1,470,735
*	PLATO Learning, Inc.	342,530	476,117
*	Plexus Corp.	74,361	1,075,260
*	PLX Technology, Inc.	11,700	19,305
*	PMC-Sierra, Inc.	594,654	2,895,965
* #	Polycom, Inc.	141,480	1,987,794
#	Power Integrations, Inc.	68,800	1,339,536
* #	Powerwave Technologies, Inc.	1,762,661	793,197
*	Presstek, Inc.	54,614	117,966
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	107,903	1,840,825
*	PROS Holdings, Inc.	11,900	71,519
	QAD, Inc.	123,002	314,885
* #	QLogic Corp.	136,500	1,545,180
#	Quality Systems, Inc.	72,918	2,718,383
	Qualstar Corp.	1,200	2,484
*	Quantum Corp.	537,758	274,257

45

*	Quest Software, Inc.	296,730	3,700,223
*	QuickLogic Corp.	77,495	68,971
*	Rackable Systems, Inc.	23,500	92,355
*	Radiant Systems, Inc.	34,744	120,214
*	RadiSys Corp.	131,988	624,303
*	Rambus, Inc.	111,000	1,005,660
*	Ramtron International Corp.	63,900	108,630
*	RealNetworks, Inc.	375,119	1,057,836
	Renaissance Learning, Inc.	23,290	168,387
* #	Research Frontiers, Inc.	4,300	13,330
	RF Industries, Ltd.	5,641	22,564
* #	RF Micro Devices, Inc.	73,595	79,483
*	RF Monolithics, Inc.	23,489	16,207
	Richardson Electronics, Ltd.	61,920	230,962
* #	RightNow Technologies, Inc.	26,004	151,863
*	Rimage Corp.	15,835	207,597
*	Riverbed Technology, Inc.	105,371	1,069,516
*	Rofin-Sinar Technologies, Inc.	83,154	1,404,471
*	Rogers Corp.	37,200	911,400
*	Rudolph Technologies, Inc.	540,121	1,517,740
*	S1 Corp.	176,311	1,175,994
*	Saba Software, Inc.	16	26
*	Safeguard Scientifics, Inc.	223,982	134,389
*	Salary.com, Inc.	4,530	8,018
*	Sanmina-SCI Corp.	434,058	143,239
*	Sapient Corp.	339,907	1,448,004
* #	SatCon Technology Corp.	101,496	142,094
*	SAVVIS, Inc.	86,020	548,808
*	ScanSource, Inc.	70,300	1,316,016
*	Schmitt Industries, Inc.	2,366	9,937
*	Scientific Learning Corp.	7,350	14,627
*	SCM Microsystems, Inc.	50,472	126,685
*	SeaChange International, Inc.	79,673	471,664
*	Selectica Escrow Shares	74,160	—
*	Selectica, Inc.	74,160	46,053
*	Semitool, Inc.	30,082	83,327
*	Semtech Corp.	102,716	1,206,913
*	ShoreTel, Inc.	18,303	72,846
* #	Sigma Designs, Inc.	56,200	574,364
*	Sigmatron International, Inc.	2,200	4,730
*	Silicon Image, Inc.	125,901	462,057
* #	Silicon Laboratories, Inc.	92,924	2,140,040
*	Silicon Storage Technology, Inc.	90,400	185,320
*	Simulations Plus, Inc.	36,778	39,720
* #	Skyworks Solutions, Inc.	466,293	2,014,386
*	Smith Micro Software, Inc.	53,156	281,727
*	Soapstone Networks, Inc.	160,750	397,053
*	Sonic Foundry, Inc.	110,100	74,868
*	SonicWALL, Inc.	91,058	320,524
*	Sourcefire, Inc.	27,153	182,740
*	Spansion, Inc.	75,008	5,026
*	Spectrum Control, Inc.	64,833	469,391
*	SPSS, Inc.	52,242	1,341,575
* #	SRA International, Inc.	114,700	1,873,051
*	SRS Labs, Inc.	30,438	156,147

46

*	Stamford Industrial Group, Inc.	12,100	8,470
*	Standard Microsystems Corp.	60,217	834,005
* #	Starent Networks Corp.	76,811	1,129,122
	StarTek, Inc.	143,643	666,504
* #	STEC, Inc.	131,815	590,531
*	SteelCloud, Inc.	9,647	3,375
* #	Stratasys, Inc.	58,900	630,819
*	SumTotal Systems, Inc.	67,894	171,093
*	Sunair Electronics, Inc.	14,901	22,352
*	Sunrise Telecom, Inc.	18,500	9,620
*	Supertex, Inc.	36,000	816,840
*	SupportSoft, Inc.	39,000	73,710
*	Switch and Data Facilities Co.	10,400	71,552
*	Sycamore Networks, Inc.	733,288	1,723,227
*	Sykes Enterprises, Inc.	115,587	1,931,459
*	Symmetricom, Inc.	495,175	1,837,099
* #	Synaptics, Inc.	105,950	2,497,242
*	Synchronoss Technologies, Inc.	52,302	445,090
*	SYNNEX Corp.	76,400	1,172,740
#	Syntel, Inc.	108,782	2,344,252
	Taitron Components, Inc.	2,900	2,799
	Take-Two Interactive Software, Inc.	209,601	1,471,399
*	Tech Data Corp.	82,476	1,493,640
*	Technical Communications Corp.	400	2,080
	Technitrol, Inc.	7,800	17,160
*	Technology Solutions Co.	36,125	37,931
*	TechTarget, Inc.	2,800	10,836
*	TechTeam Global, Inc.	74,753	373,765
*	Techwell, Inc.	39,996	225,977
* #	Tekelec	182,792	2,270,277
*	TeleCommunication Systems, Inc.	97,599	698,809
* #	Telkonet, Inc.	21,607	3,457
*	Tellabs, Inc.	181,232	748,488
*	Teradyne, Inc.	42,000	202,020
*	Terremark Worldwide, Inc.	104,545	366,953
*	Tessco Technologies, Inc.	18,898	138,144
*	Tessera Technologies, Inc.	77,575	912,282
*	The Knot, Inc.	36,050	248,024
	TheStreet.com, Inc.	68,325	186,527
*	THQ, Inc.	5,100	20,145
*	TIBCO Software, Inc.	474,473	2,538,431
*	Tier Technologies, Inc. Class B	56,086	325,299
*	TII Network Technologies, Inc.	2,460	1,747
*	TNS, Inc.	59,210	489,667
*	Tollgrade Communications, Inc.	257,526	1,483,350
*	Track Data Corp.	39,316	36,564
*	Transact Technologies, Inc.	27,550	107,996
*	Transcat, Inc.	5,900	31,388
*	Trans-Lux Corp.	4,588	2,478
*	Transwitch Corp.	184,579	77,523
*	Travelzoo, Inc.	21,230	85,132
	Trio-Tech International	400	670
*	Triquint Semiconductor, Inc.	324,078	654,638
	Troy Group, Inc.	13,200	24,090
	TSR, Inc.	10,113	18,709

47

*	TTM Technologies, Inc.	101,000	609,030
* #	Tyler Technologies, Inc.	109,800	1,382,382
*	Ulticom, Inc.	111,530	641,298
* #	Ultimate Software Group, Inc.	66,599	917,068
*	Ultra Clean Holdings, Inc.	1,500	1,680
*	Ultratech, Inc.	50,599	566,709
*	Unica Corp.	42,893	210,176
	United Online, Inc.	236,535	1,447,594
* #	Universal Display Corp.	86,216	657,828
*	UTStarcom, Inc.	492,023	723,274
* #	ValueClick, Inc.	91,595	572,469
* #	Varian Semiconductor Equipment Associates, Inc.	87,140	1,659,146
*	Veeco Instruments, Inc.	9,700	46,851
* #	VeriFone Holdings, Inc.	126,500	585,695
*	Verint Systems, Inc.	84,334	548,171
*	Viasat, Inc.	76,591	1,697,257
*	Vicon Industries, Inc.	15,389	88,333
*	Video Display Corp.	11,784	47,607
*	Vignette Corp.	498,723	3,476,099
*	Virage Logic Corp.	5,700	17,556
*	Virtusa Corp.	11,639	87,874
*	Vishay Intertechnology, Inc.	370,999	1,098,157
* #	Vocus, Inc.	33,616	512,980
*	Volterra Semiconductor Corp.	53,476	374,332
	Wayside Technology Group, Inc.	3,900	28,080
*	Web.com Group, Inc.	163,052	489,156
*	Websense, Inc.	118,472	1,326,886
*	Westell Technologies, Inc.	315,209	100,867
*	White Electronics Designs Corp.	43,428	168,935
*	Wind River Systems, Inc.	193,783	1,544,451
*	Winland Electronics, Inc.	23,806	17,140
*	Wireless Telecom Group, Inc.	64,560	23,242
*	WPCS International, Inc.	34,365	68,730
*	Wright Express Corp.	74,850	872,751
*	X-Rite, Inc.	1,318	1,753
* #	Zebra Technologies Corp. Class A	100,797	1,696,414
*	Zhone Technologies, Inc.	288,606	39,972
*	ZiLOG, Inc.	54,368	131,571
* #	Zix Corp.	35,367	45,977
*	Zoran Corp.	730,085	4,336,705
*	Zygo Corp.	16,800	96,096
Total Information Technology			324,734,330

Materials — (3.5%)
	A. Schulman, Inc.	70,355	1,065,878
	A.M. Castle & Co.	9,037	76,453
*	AEP Industries, Inc.	13,511	193,748
#	AK Steel Holding Corp.	44,300	357,501
#	AMCOL International Corp.	81,875	1,186,369
*	American Pacific Corp.	25,833	202,272
	American Vanguard Corp.	48,446	688,418
*	Amerigon, Inc.	8,879	30,455
#	Arch Chemicals, Inc.	66,742	1,495,688
	Ashland, Inc.	21,571	172,999
	Balchem Corp.	47,037	1,050,336

48

* #	Basin Water, Inc.	39,173	35,256
*	Brush Engineered Materials, Inc.	45,700	573,992
*	Buckeye Technologies, Inc.	521,364	1,522,383
*	Bway Holding Co.	10,615	89,803
	Cabot Corp.	103,582	1,383,856
#	Calgon Carbon Corp.	123,600	1,553,652
*	Caraustar Industries, Inc.	86,785	18,225
#	Carpenter Technology Corp.	52,862	872,223
* #	Century Aluminum Co.	17,043	60,503
	Chemtura Corp.	379,539	284,654
	Chesapeake Corp.	3,661	57
* #	Constar International, Inc.	40,577	1,217
*	Continental Materials Corp.	300	5,058
*	Core Molding Technologies, Inc.	10,000	20,900
	Cytec Industries, Inc.	17,600	359,744
	Deltic Timber Corp.	34,133	1,350,643
*	Detrex Corp.	500	1,888
#	Eagle Materials, Inc.	73,078	1,321,250
	Ferro Corp.	117,630	465,815
	Flamemaster Corp.	189	1,087
*	Flotek Industries, Inc.	1,800	5,202
	Friedman Industries, Inc.	21,781	121,974
	Georgia Gulf Corp.	286,386	269,203
#	Gibraltar Industries, Inc.	233,403	2,387,713
	Greif, Inc. Class A	29,514	893,094
*	H&E Equipment Services, Inc.	30,538	203,688
	H.B. Fuller Co.	162,218	2,266,185
	Hawkins, Inc.	37,399	542,286
*	Haynes International, Inc.	4,800	87,696
* #	Headwaters, Inc.	118,766	538,010
* #	Hecla Mining Co.	111,400	295,210
*	Horsehead Holding Corp.	13,300	52,668
*	ICO, Inc.	31,201	82,683
*	Impreso, Inc.	5,200	12,480
	Innophos Holdings, Inc.	33,635	508,898
* #	ION Geophysical Corp.	224,300	336,450
	Kaiser Aluminum Corp.	5,100	126,684
	KMG Chemicals, Inc.	3,326	17,295
	Koppers Holdings, Inc.	34,600	560,520
	Kronos Worldwide, Inc.	8,997	128,207
*	Landec Corp.	73,100	402,050
	Louisiana-Pacific Corp.	214,684	446,543
*	LSB Industries, Inc.	34,100	251,658
*	Material Sciences Corp.	254,823	356,752
*	Maxxam, Inc.	63,722	583,056
*	Metalico, Inc.	3,200	7,840
	Minerals Technologies, Inc.	50,300	1,901,843
*	Mod-Pac Corp.	30,416	39,389
	Myers Industries, Inc.	84,419	529,307
	Neenah Paper, Inc.	104,799	705,297
#	NewMarket Corp.	43,500	1,370,250
	NL Industries, Inc.	123,090	1,422,920
	NN, Inc.	50,975	86,658
*	Northern Technologies International Corp.	13,990	108,283
*	Northwest Pipe Co.	24,064	848,497

49

#	Olin Corp.	194,552	2,733,456
	Olympic Steel, Inc.	22,800	361,836
*	OM Group, Inc.	86,800	1,682,184
	P.H. Glatfelter Co.	92,400	804,804
#	Packaging Corp. of America	163,800	2,325,960
	Penford Corp.	25,900	224,294
*	PolyOne Corp.	64,100	131,405
	Quaker Chemical Corp.	28,720	327,695
*	Rock of Ages Corp.	60,912	113,601
	Rock-Tenn Co. Class A	106,000	3,304,020
*	Rockwood Holdings, Inc.	22,200	166,722
*	Rosetta Resources, Inc.	92,642	562,337
	Royal Gold, Inc.	76,335	3,670,187
*	RTI International Metals, Inc.	42,000	559,020
#	Schnitzer Steel Industries, Inc. Class A	6,500	255,255
	Schweitzer-Maudoit International, Inc.	194,768	4,168,035
	Sensient Technologies Corp.	125,500	2,698,250
	Silgan Holdings, Inc.	65,147	2,986,338
	Spartech Corp.	574,634	1,821,590
	Stepan Co.	24,400	895,236
*	Stillwater Mining Co.	22,102	91,723
*	Symyx Technologies, Inc.	9,400	45,120
	Synalloy Corp.	13,650	74,802
#	Temple-Inland, Inc.	27,200	154,224
#	Texas Industries, Inc.	52,000	1,180,920
#	The Scotts Miracle-Gro Co. Class A	19,820	638,600
	Titanium Metals Corp.	93,600	659,880
*	U.S. Concrete, Inc.	674,712	1,875,699
*	U.S. Energy Corp.	10,000	18,900
* #	U.S. Gold Corp.	125,585	248,658
*	UFP Technologies, Inc.	3,500	18,585
*	United States Lime & Minerals, Inc.	18,396	387,236
*	Universal Stainless & Alloy Products, Inc.	6,405	92,873
	Valhi, Inc.	13,478	200,148
	Valspar Corp.	64	1,110
	Vulcan International Corp.	700	26,985
*	W.R. Grace & Co.	28,878	166,626
	Wausau Paper Corp.	361,543	3,438,274
*	Webco Industries, Inc.	600	34,200
#	Westlake Chemical Corp.	117,218	1,602,370
*	Williams Industries, Inc.	1,200	1,674
#	Worthington Industries, Inc.	133,999	1,348,030
#	Zep, Inc.	36,800	404,432
* #	Zoltek Companies, Inc.	40,300	285,324
Total Materials			77,727,430

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	—
* ●	iGo, Inc. Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	30
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
Total Other			444

50

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	115,643	965,619
	Arbinet-thexchange, Inc.	7,900	13,272
* #	Cbeyond, Inc.	51,188	805,699
*	Centennial Communications Corp.	186,513	1,525,676
* #	Cogent Communications Group, Inc.	100,400	667,660
	Consolidated Communications Holdings, Inc.	69,076	777,796
	D&E Communications, Inc.	222,712	1,556,757
	FairPoint Communications, Inc.	76,100	207,753
*	General Communications, Inc. Class A	113,181	743,599
*	GoAmerica, Inc.	56	185
	Hickory Tech Corp.	29,945	176,975
	IDT Corp.	38,578	14,081
	IDT Corp. Class B	161,316	56,461
#	Iowa Telecommunications Services, Inc.	71,700	921,345
* #	NeuStar, Inc.	108,300	1,475,046
* #	NextWave Wireless, Inc.	82,078	17,236
	NTELOS Holdings Corp.	71,706	1,551,718
*	Occam Networks, Inc.	15,877	41,915
*	Point.360	4,284	4,798
*	Premiere Global Services, Inc.	199,337	1,931,576
	Shenandoah Telecommunications Co.	39,806	970,470
*	Spark Networks, Inc.	30,748	75,333
	SureWest Communications	183,356	1,872,065
*	Syniverse Holdings, Inc.	123,722	1,677,670
*	tw telecom, inc.	173,773	1,329,363
* #	USA Mobility, Inc.	46,221	488,556
	Warwick Valley Telephone Co.	6,096	53,950
*	Xeta Corp.	69,805	129,837
Total Telecommunication Services			20,052,411

Utilities — (3.0%)
#	ALLETE, Inc.	83,066	2,583,353
*	AMEN Properties, Inc.	1,975	8,384
#	American States Water Co.	46,631	1,612,034
	Artesian Resources Corp. Class A	6,222	97,312
#	Avista Corp.	143,550	2,733,192
#	Black Hills Corp.	95,999	2,543,974
*	Cadiz, Inc.	18,251	169,369
	California Water Service Group	56,495	2,457,533
	Central Vermont Public Service Corp.	30,150	681,390
#	CH Energy Group, Inc.	43,250	2,187,585
	Chesapeake Utilities Corp.	20,310	588,381
	Cleco Corp.	157,387	3,596,293
	Connecticut Water Services, Inc.	23,871	552,375
	Delta Natural Gas Co., Inc.	7,020	168,480
*	El Paso Electric Co.	125,400	2,074,116
	Empire District Electric Co.	82,800	1,470,528
	Energy West, Inc.	6,200	54,746
*	Environmental Power Corp.	29,836	18,856
	Florida Public Utilities Co.	6,733	69,788
#	IDACORP, Inc.	112,400	3,271,964
#	Laclede Group, Inc.	60,400	2,741,556
	Maine & Maritimes Corp.	4,060	160,979
	MGE Energy, Inc.	57,227	1,834,125

51

	Middlesex Water Co.	36,408	602,552
	New Jersey Resources Corp.	98,800	3,960,892
#	Nicor, Inc.	28,441	972,967
#	Northwest Natural Gas Co.	77,000	3,306,380
	NorthWestern Corp.	69,899	1,692,255
#	Ormat Technologies, Inc.	74,400	2,305,656
	Otter Tail Corp.	80,560	1,632,951
	PNM Resources, Inc.	147,039	1,476,272
	Portland General Electric Co.	128,100	2,491,545
	RGC Resources, Inc.	3,464	89,544
	SJW Corp.	49,450	1,329,711
	South Jersey Industries, Inc.	79,828	2,977,584
	Southern Union Co.	1	9
#	Southwest Gas Corp.	111,100	2,861,936
	Southwest Water Co.	68,167	305,388
	UIL Holdings Corp.	64,466	1,703,836
	Unisource Energy Corp.	94,485	2,668,256
	Unitil Corp.	13,010	262,932
#	WGL Holdings, Inc.	130,372	4,184,941
	York Water Co.	4,869	57,406
Total Utilities			66,559,326

TOTAL COMMON STOCKS			1,766,868,703

RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	20,649	—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	3
* ●	CSF Holding, Inc. Litigation Rights	3,250	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Federal-Mogul Corp. Warrants 12/27/14	4,373	1,990
* ●	Lantronix, Inc. Warrants 2008	65	—
* ●	Mossimo, Inc. Contingent Rights	16,100	—
* ●	Tengasco, Inc. Warrants	683	—
*	Valley National Bancorp Warrants 06/30/15	616	2,310
TOTAL RIGHTS/WARRANTS			4,303

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $3,875,000 FNMA 5.00%, 08/25/18, valued at $3,798,730) to be repurchased at $3,740,059	$3,740	3,740,000

		Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	422,011,222	422,011,222

52

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $2,913,550 FHLMC 5.500%, 07/01/37, valued at $2,608,587) to be repurchased at $2,532,669	$2,533	2,532,608

TOTAL SECURITIES LENDING COLLATERAL		424,543,830

TOTAL INVESTMENTS - (100.0%)
(Cost $2,871,942,046)##		$2,195,156,836

53

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (81.5%)
Consumer Discretionary — (11.5%)
* #	1-800-FLOWERS.COM, Inc.	161,868	$406,289
*	4Kids Entertainment, Inc.	123,488	206,225
* #	99 Cents Only Stores	18,743	157,066
*	A.C. Moore Arts & Crafts, Inc.	200,906	339,531
* #	AbitibiBowater, Inc.	246,415	187,275
*	Acme Communications, Inc.	145,810	34,994
	Acme United Corp.	31,807	228,374
*	AFC Enterprises, Inc.	14,618	70,166
	Aldila, Inc.	52,806	203,303
*	Alloy, Inc.	34,092	169,437
	Ambassadors Group, Inc.	143,294	1,185,041
*	Ambassadors International, Inc.	791	411
	AMCON Distributing Co.	5,690	133,715
* #	AMDL, Inc.	882	856
* #	American Apparel, Inc.	15,500	31,465
#	American Axle & Manufacturing Holdings, Inc.	117,100	127,639
*	American Biltrite, Inc.	115,749	173,623
* #	America’s Car-Mart, Inc.	105,056	954,959
	Ameristar Casinos, Inc.	83,591	749,811
#	Arctic Cat, Inc.	114,789	492,445
	Ark Restaurants Corp.	23,675	246,693
#	ArvinMeritor, Inc.	2,798,662	4,897,658
	Asbury Automotive Group, Inc.	322,198	1,153,469
*	ATC Technology Corp.	205,257	2,678,604
*	Audiovox Corp. Class A	165,885	748,141
*	Avatar Holdings, Inc.	80,366	2,085,498
*	Bakers Footwear Group, Inc.	60,195	24,078
*	Ballantyne of Omaha, Inc.	1,094	1,586
*	Barry (R.G.) Corp.	144,135	923,905
	Bassett Furniture Industries, Inc.	90,500	297,745
	Beasley Broadcast Group, Inc.	65,543	98,314
#	Beazer Homes USA, Inc.	429,016	441,886
	bebe Stores, Inc.	152,744	863,004
	Belo Corp.	368,815	737,630
	Belo Corp. Class A	1,910,523	2,732,048
*	Benihana, Inc.	15,570	36,434
*	Benihana, Inc. Class A	3,619	8,830
#	Big 5 Sporting Goods Corp.	22,788	119,865
*	Birks & Mayors, Inc.	13,946	6,136
* #	BJ’s Restaurants, Inc.	101,854	1,130,579
#	Blockbuster, Inc. Class A	747,928	957,348
*	Blockbuster, Inc. Class B	269,832	226,659
* #	Blue Nile, Inc.	52,402	1,059,568

1

*	Bluegreen Corp.	277,229	485,151
	Blyth, Inc.	18,718	63,828
#	Bon-Ton Stores, Inc.	133,472	182,189
	Books-A-Million, Inc.	37,000	86,580
	Borders Group, Inc.	161,557	71,085
	Bowl America, Inc. Class A	55,406	531,898
*	Broadview Institute, Inc.	15,800	15,958
#	Brookfield Homes Corp.	72,100	179,529
#	Brown Shoe Company, Inc.	122,228	573,249
#	Brunswick Corp.	1,729,578	4,808,227
* #	Buffalo Wild Wings, Inc.	156,089	3,505,759
*	Build-A-Bear-Workshop, Inc.	35,605	149,541
* #	Cabela’s, Inc.	205,540	1,153,079
*	Cache, Inc.	85,059	159,060
* #	California Coastal Communities, Inc.	107,476	135,420
*	California Pizza Kitchen, Inc.	181,960	1,885,106
	Callaway Golf Co.	124,129	944,622
	Canterbury Park Holding Corp.	24,468	154,638
	Carmike Cinemas, Inc.	126,443	254,150
*	Carriage Services, Inc.	168,400	372,164
*	Carrols Restaurant Group, Inc.	8	26
*	Casual Male Retail Group, Inc.	140,470	53,379
*	Catalina Lighting, Inc.	11,080	720
#	Cato Corp. Class A	253,222	3,350,127
*	Cavalier Homes, Inc.	169,400	230,384
*	Cavco Industries, Inc.	56,747	1,389,167
* #	CEC Entertainment, Inc.	128,411	2,997,113
*	Champion Enterprises, Inc.	6,142	2,825
* #	Charles and Colvard, Ltd.	53,548	13,922
*	Charlotte Russe Holding, Inc.	132,762	683,724
* #	Charming Shoppes, Inc.	1,150,115	1,242,124
*	Cheesecake Factory, Inc.	38,240	331,923
#	Cherokee, Inc.	88,292	1,349,102
	Christopher & Banks Corp.	20,467	79,412
*	Chromcraft Revington, Inc.	97,750	27,859
	Churchill Downs, Inc.	112,024	3,865,948
#	Citadel Broadcasting Co.	423,965	76,314
* #	Citi Trends, Inc.	143,947	1,371,815
	CKE Restaurants, Inc.	220,441	1,829,660
	Coachmen Industries, Inc.	117,100	169,795
	Coast Distribution System, Inc.	41,382	44,486
	Cobra Electronics Corp.	14,173	17,291
* #	Coinstar, Inc.	260,062	5,976,225
* #	Coldwater Creek, Inc.	347,785	980,754
	Collectors Universe, Inc.	87,291	335,197
*	Concord Camera Corp.	49,560	126,379
* #	Conn’s, Inc.	227,058	2,761,025
#	Cooper Tire & Rubber Co.	123,700	577,679
* #	Cosi, Inc.	3,033	998
* #	Cost Plus, Inc.	148,999	143,039
	Courier Corp.	120,220	1,888,656
* #	Cox Radio, Inc.	643,199	3,248,155
#	CPI Corp.	514	3,547
#	Cracker Barrel Old Country Store, Inc.	60,486	1,062,739
	Craftmade International, Inc.	63,108	130,949

2

* #	Crown Media Holdings, Inc.	170,294	280,985
	CSS Industries, Inc.	53,050	804,768
*	Culp, Inc.	392,039	737,033
* #	Cumulus Media, Inc. Class A	138,366	237,990
*	Cybex International, Inc.	6,772	12,257
*	Cycle Country Accessories Corp.	488	205
*	Daily Journal Corp.	200	7,230
	Decorator Industries, Inc.	20,587	15,646
*	DEI Holdings, Inc.	25,913	5,701
*	dELiA*s, Inc.	1,160	2,308
*	Delta Apparel, Inc.	86,010	335,439
*	Design Within Reach, Inc.	969	446
*	Destination Maternity Corp.	43,319	368,211
*	DG FastChannel, Inc.	149,760	2,170,022
*	Diedrich Coffee, Inc.	28,625	10,019
#	Dillards, Inc. Class A	363,584	1,581,590
#	DineEquity, Inc.	71,400	631,176
*	Dixie Group, Inc.	104,300	161,665
*	Domino’s Pizza, Inc.	218,046	1,458,728
*	Dorman Products, Inc.	157,224	1,570,668
	Dover Downs Gaming & Entertainment, Inc.	136,270	434,701
	Dover Motorsports, Inc.	168,371	260,975
* #	Drew Industries, Inc.	188,220	1,622,456
*	drugstore.com, Inc.	28,851	28,562
* #	DSW, Inc.	58,600	584,828
*	Duckwall-ALCO Stores, Inc.	52,900	465,520
	E.W. Scripps Co.	47,321	76,187
*	Eddie Bauer Holdings, Inc.	9,978	7,483
	Educational Development Corp.	33,015	131,070
*	Einstein Noah Restaurant Group, Inc.	8,961	62,010
*	ELXSI Corp.	7,100	40,825
*	Emerson Radio Corp.	243,478	126,609
	Emmis Communications Corp. Class A	303,222	87,934
* #	Empire Resorts, Inc.	15,100	17,667
*	Enova Systems, Inc.	376	165
	Entercom Communications Corp.	1,304,941	1,526,781
*	Entravision Communications Corp.	2,292,458	1,925,665
* #	Escala Group, Inc.	245,312	370,421
	Escalade, Inc.	62,320	31,160
#	Ethan Allen Interiors, Inc.	211,231	2,405,921
*	Famous Dave’s of America, Inc.	48,226	147,572
	Federal Screw Works	33,750	36,281
	Finish Line, Inc. Class A	346,634	1,646,511
	Fisher Communications, Inc.	24,554	374,448
*	Flanigan’s Enterprises, Inc.	20,756	79,080
	Flexsteel Industries, Inc.	61,300	477,527
	Footstar, Inc.	81,000	186,300
*	Fountain Powerboat Industries, Inc.	35,015	9,104
*	Franklin Covey Co.	170,796	701,972
*	Franklin Electronic Publishers, Inc.	81,300	71,544
*	Frederick’s of Hollywood Group	403	149
#	Fred’s, Inc.	304,496	3,124,129
	Frisch’s Restaurants, Inc.	63,868	1,373,801
* #	Fuel Systems Solutions, Inc.	149,650	3,911,851
*	Full House Resorts, Inc.	502	542

3

	Furniture Brands International, Inc.	169,712	347,910
*	Gaiam, Inc.	3,551	12,677
*	GameTech International, Inc.	40,474	50,592
*	Gaming Partners International Corp.	11,359	77,923
* #	Gander Mountain Co.	186,898	385,010
* #	Genesco, Inc.	147,400	2,269,960
*	Gentek, Inc.	91,981	1,255,541
*	G-III Apparel Group, Ltd.	157,405	865,727
*	Global Entertainment Corp.	5	4
*	Gottschalks, Inc.	130,400	13,040
#	Gray Television, Inc.	352,972	116,481
	Gray Television, Inc. Class A	41,200	44,496
*	Great Wolf Resorts, Inc.	171,847	331,665
#	Group 1 Automotive, Inc.	97,100	968,087
* #	GSI Commerce, Inc.	312,741	2,680,190
*	Hampshire Group, Ltd.	25,800	92,235
#	Handleman Co.	75,205	10,529
*	Harris Interactive, Inc.	559,304	279,652
#	Harte-Hanks, Inc.	64,792	408,190
*	Hartmarx Corp.	323,000	8,882
*	Hastings Entertainment, Inc.	95,270	242,938
#	Haverty Furniture Co., Inc.	141,600	1,135,632
	Haverty Furniture Co., Inc. Class A	15,300	122,094
*	Hawk Corp.	80,416	1,358,226
*	Hayes Lemmerz International, Inc.	920,489	82,844
	Heelys, Inc.	9,600	19,584
*	Helen of Troy, Ltd.	97,920	1,025,222
* #	Hibbett Sporting Goods, Inc.	205,898	2,802,272
*	Hollywood Media Corp.	2,692	2,638
#	Hooker Furniture Corp.	73,012	589,937
*	Hot Topic, Inc.	118,258	1,009,923
* #	Hovnanian Enterprises, Inc. Class A	92,768	156,778
* #	Iconix Brand Group, Inc.	151,501	1,252,913
*	ILX Resorts, Inc.	26,797	14,202
* #	Image Entertainment, Inc.	149,561	137,596
*	Infosonics Corp.	69,762	19,533
*	Insignia Systems, Inc.	51,150	45,523
	Interface, Inc. Class A	276,618	1,128,601
*	Interstate Hotels & Resorts, Inc.	267,685	133,842
* #	iRobot Corp.	169,146	1,285,510
*	Isle of Capri Casinos, Inc.	10,189	28,835
*	J. Alexander’s Corp.	109,187	272,967
	Jackson Hewitt Tax Service, Inc.	74,875	991,345
*	Jaclyn, Inc.	20,127	64,004
*	JAKKS Pacific, Inc.	227,958	4,180,750
*	Jennifer Convertibles, Inc.	394	138
*	Jo-Ann Stores, Inc.	231,900	2,961,363
	Johnson Outdoors, Inc.	65,833	499,672
	Jones Apparel Group, Inc.	222,509	769,881
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,848,832
	Journal Communications, Inc. Class A	29,735	53,226
#	KB HOME	15	160
	Kenneth Cole Productions, Inc. Class A	15,351	98,093
	Kimball International, Inc. Class B	256,195	1,765,184
*	Kirkland’s, Inc.	1,076	2,830

4

* #	Knology, Inc.	40,831	191,906
*	Kona Grill, Inc.	366	622
	Koss Corp.	83,900	939,680
*	Krispy Kreme Doughnuts, Inc.	3,140	4,365
	KSW, Inc.	59,720	158,855
#	K-Swiss, Inc. Class A	70,820	759,190
	LaCrosse Footwear, Inc.	63,786	686,337
*	Lakeland Industries, Inc.	40,544	312,594
*	Lakes Entertainment, Inc.	153,884	455,497
#	Landry’s Restaurants, Inc.	34,900	225,454
*	Lazare Kaplan International, Inc.	83,500	308,950
#	La-Z-Boy, Inc.	475,991	461,711
*	LeapFrog Enterprises, Inc.	214,505	431,155
*	Lear Corp.	863,557	785,837
#	Lee Enterprises, Inc.	63,153	19,577
	Libbey, Inc.	1,142	1,416
	Liberty Homes, Inc. Class A	200	130
	Lifetime Brands, Inc.	121,833	213,208
*	LIN TV Corp.	258,800	181,160
*	Lincoln Educational Services	123,921	1,811,725
#	Lithia Motors, Inc. Class A	114,643	350,808
*	Lodgenet Entertainment Corp.	1,719	1,633
*	Lodgian, Inc.	216,693	400,882
*	LOUD Technologies, Inc.	22,580	5,193
*	Luby’s, Inc.	251,150	1,140,221
*	Lumber Liquidators, Inc.	39,069	346,542
#	M/I Homes, Inc.	416,151	3,678,775
*	Mace Security International, Inc.	136,938	102,703
*	Magna Entertainment Corp.	457	338
*	Maidenform Brands, Inc.	226,279	2,025,197
#	Marine Products Corp.	322,455	1,205,982
* #	MarineMax, Inc.	171,676	302,150
* #	Martha Stewart Living Omnimedia, Inc.	71,950	168,363
*	McCormick & Schmick’s Seafood Restaurants, Inc.	14,591	51,506
	McRae Industries, Inc. Class A	8,800	111,320
*	Meade Instruments Corp.	152,660	25,952
#	Media General, Inc. Class A	43,000	83,850
*	Mediacom Communications Corp.	678,959	3,666,379
*	Merisel, Inc.	5	4
*	Meritage Homes Corp.	107,900	1,189,058
*	Midas, Inc.	140,351	1,228,071
	Modine Manufacturing Co.	107,801	295,375
	Monaco Coach Corp.	276,700	160,486
* #	Monarch Casino & Resort, Inc.	145,340	1,488,282
	Monro Muffler Brake, Inc.	187,706	4,555,625
*	Morgans Hotel Group	2,141	7,815
*	Morgan’s Foods, Inc.	500	562
*	Morton’s Restaurant Group, Inc.	54,367	97,861
*	Motorcar Parts of America, Inc.	199	915
	Movado Group, Inc.	179,802	1,380,879
*	MTR Gaming Group, Inc.	2,183	3,274
*	Multimedia Games, Inc.	266,909	456,414
*	Nathan’s Famous, Inc.	57,075	784,210
#	National CineMedia, Inc.	84,172	848,454
*	National Lampoon, Inc.	26,720	16,834

5

	National Presto Industries, Inc.	24,615	1,652,651
	Nautilus Group, Inc.	310,614	431,753
*	Navarre Corp.	246,157	118,155
*	Nevada Gold & Casinos, Inc.	352	271
	New Frontier Media, Inc.	1,926	3,178
*	New Motion, Inc.	96,610	106,271
*	New York & Co., Inc.	199,199	394,414
*	Nitches, Inc.	33,639	7,737
*	Nobel Learning Communities, Inc.	71,537	968,611
	Nobility Homes, Inc.	43,800	333,318
#	Noble International, Ltd.	1,343	443
*	NTN Communications, Inc.	55,566	9,446
#	Nutri/System, Inc.	96,572	1,244,813
	OfficeMax, Inc.	379,605	2,091,624
*	Ohio Art Co.	3,600	20,250
*	Orange 21, Inc.	13,301	10,242
*	Orbitz Worldwide, Inc.	6,300	18,900
#	Orleans Homebuilders, Inc.	169,600	203,520
	O’Charleys, Inc.	215,632	539,080
*	Outdoor Channel Holdings, Inc.	142,323	866,747
* #	Overstock.com, Inc.	195,758	2,149,423
	Oxford Industries, Inc.	141,900	945,054
*	P & F Industries, Inc. Class A	4,983	6,478
* #	P.F. Chang’s China Bistro, Inc.	98,647	1,749,011
* #	Pacific Sunwear of California, Inc.	1,285	1,606
* #	Palm Harbor Homes, Inc.	206,034	729,360
*	Papa John’s International, Inc.	217,257	4,130,056
*	PC Mall, Inc.	121,582	482,681
#	Penske Automotive Group, Inc.	909,083	6,745,396
*	Perfumania Holdings, Inc.	10,825	27,604
*	Perry Ellis International, Inc.	119,400	458,496
* #	PetMed Express, Inc.	237,313	3,426,800
*	Phoenix Footwear Group, Inc.	62,100	19,251
#	Pier 1 Imports, Inc.	759,929	265,975
* #	Pinnacle Entertainment, Inc.	540,950	3,667,641
*	Playboy Enterprises, Inc. Class A	75	232
* #	Playboy Enterprises, Inc. Class B	2,252	3,896
* #	PokerTek, Inc.	294	338
*	Pomeroy IT Solutions, Inc.	114,040	343,260
* #	Premier Exhibitions, Inc.	2,033	2,297
#	Pre-Paid Legal Services, Inc.	125,400	4,215,948
	PRIMEDIA, Inc.	2,731	4,861
* #	Princeton Review, Inc.	313,009	1,536,874
*	Progressive Gaming International Corp.	40,753	2,531
*	Proliance International, Inc.	92,420	47,134
*	Q.E.P. Co., Inc.	33,487	42,863
*	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	395,241
*	R.H. Donnelley Corp.	12,120	4,000
*	Radio One, Inc. Class D	253,017	86,026
*	Rainmaker Systems, Inc.	1,126	1,115
*	RC2 Corp.	174,480	1,013,729
	RCN Corp.	154,744	569,458
*	Reading International, Inc. Class A	130,140	448,983
*	Reading International, Inc. Class B	11,620	45,608
*	Red Lion Hotels Corp.	168,696	376,192

6

*	Red Robin Gourmet Burgers, Inc.	25,005	304,561
*	Regent Communications, Inc.	482,407	82,009
*	Rentrak Corp.	104,800	1,299,520
*	Retail Ventures, Inc.	24,315	58,113
*	Rex Stores Corp.	184,775	1,071,695
*	Rick’s Cabaret International, Inc.	528	2,101
*	Riviera Holdings Corp.	66,300	182,988
*	Rockford Corp.	80,475	43,456
* #	Rocky Brands, Inc.	50,100	172,845
*	Rubio’s Restaurants, Inc.	66,540	239,544
	Ruby Tuesday, Inc.	34,230	42,445
	Russ Berrie & Co., Inc.	184,100	314,811
*	Ruth’s Hospitality Group, Inc.	1,264	1,428
#	Ryland Group, Inc.	432,306	6,743,974
*	S&K Famous Brands, Inc.	24,600	2,337
*	Saga Communications, Inc.	38,990	172,337
	Salem Communications Corp.	170,251	166,846
*	Schieb (Earl), Inc.	71,500	46,832
* #	Sealy Corp.	607,000	1,122,950
	Shiloh Industries, Inc.	145,400	334,420
*	Shoe Carnival, Inc.	105,320	826,762
*	Shuffle Master, Inc.	81,206	275,288
*	Shutterfly, Inc.	32,575	215,321
*	Silverleaf Resorts, Inc.	30,700	25,174
	Sinclair Broadcast Group, Inc. Class A	157,820	291,967
*	Skechers U.S.A., Inc. Class A	86,613	862,665
	Skyline Corp.	74,794	1,501,864
* #	Smith & Wesson Holding Corp.	217,801	514,010
	Sonesta International Hotels Corp. Class A	25,432	266,273
#	Sonic Automotive, Inc.	1,156,397	2,347,486
* #	Sonic Corp.	33,786	329,076
* #	Source Interlink Companies, Inc.	470,569	51,763
*	Spanish Broadcasting System, Inc.	368,786	62,694
	Spartan Motors, Inc.	12,303	53,395
	Speedway Motorsports, Inc.	196,255	2,833,922
*	Sport Chalet, Inc. Class A	107,975	37,791
*	Sport Chalet, Inc. Class B	15,525	12,109
	Sport Supply Group, Inc.	94,800	764,088
*	Sport-Haley, Inc.	32,100	10,593
	Stage Stores, Inc.	354,974	2,538,064
*	Stamps.com, Inc.	164,628	1,346,657
	Standard Motor Products, Inc.	172,400	405,140
	Standard Pacific Corp.	583,348	822,521
	Stanley Furniture, Inc.	32,000	251,200
	Star Buffet, Inc.	16,400	30,340
	Stein Mart, Inc.	2,771	3,242
*	Steinway Musical Instruments, Inc.	79,000	913,240
* #	Steven Madden, Ltd.	180,802	3,142,339
#	Stewart Enterprises, Inc.	472,798	1,616,969
*	Stoneridge, Inc.	165,457	324,296
	Strattec Security Corp.	57,404	562,559
	Sturm Ruger & Co., Inc.	194,909	1,288,348
#	Superior Industries International, Inc.	250,100	2,568,527
	Superior Uniform Group, Inc.	66,200	528,276
*	Syms Corp.	143,600	830,008

7

#	Systemax, Inc.	342,869	3,473,263
	Talbots, Inc.	266,761	541,525
	Tandy Brand Accessories, Inc.	60,077	93,119
*	Tandy Leather Factory, Inc.	821	1,383
*	Tarrant Apparel Group	52,873	30,666
#	Tempur-Pedic International, Inc.	162,384	1,136,688
* #	Texas Roadhouse, Inc.	290,257	2,214,661
*	The Children’s Place Retail Stores, Inc.	21,340	401,405
* #	The Dress Barn, Inc.	160,101	1,380,071
*	The Hallwood Group, Inc.	6,588	204,195
	The Marcus Corp.	204,760	2,115,171
#	The Pep Boys - Manny, Moe & Jack	61,800	178,602
*	The Sports Club Co., Inc.	142,200	99,540
* #	The Steak n Shake Co.	268,600	1,536,392
* #	The Walking Co Holdings, Inc.	2,361	6,162
* #	The Wet Seal, Inc. Class A	385,435	1,005,985
*	Timberland Co. Class A	4,200	46,158
* #	TiVo, Inc.	938,995	6,751,374
*	Town Sports International Holdings, Inc.	201	398
*	Trans World Entertainment Corp.	218,126	178,863
*	True Religion Apparel, Inc.	215,705	2,461,194
* #	Trump Entertainment Resorts, Inc.	96,651	22,230
*	TRW Automotive Holdings Corp.	281,246	869,050
*	Tuesday Morning Corp.	219,349	258,832
*	Tween Brands, Inc.	803	2,160
* #	Unifi, Inc.	496,400	913,376
	Unifirst Corp.	139,982	3,673,128
*	Universal Electronics, Inc.	139,890	1,577,959
* #	Universal Technical Institute, Inc.	230,866	4,047,081
*	Valassis Communications, Inc.	395,647	506,428
#	Value Line, Inc.	74,495	2,682,565
*	ValueVision Media, Inc. Class A	366,543	89,803
* #	VCG Holding Corp.	1,230	1,943
	Virco Manufacturing Corp.	158,897	333,684
	Visteon Corp.	431,691	60,437
* #	Volcom, Inc.	28,656	237,558
*	Voyager Learning Co.	27,100	40,650
*	Waxman Industries, Inc.	975	4,022
*	Wells-Gardner Electronics Corp.	95,143	59,940
*	West Marine, Inc.	180,202	919,030
#	Weyco Group, Inc.	73,903	2,126,928
*	Williams Controls, Inc.	16,592	113,655
*	Winmark Corp.	54,688	561,372
#	Winnebago Industries, Inc.	6,995	38,682
*	WisdomTree Investments, Inc.	6,700	4,824
* #	Woodbridge Holdings Corp.	14,620	13,012
*	WPT Enterprises, Inc.	73,707	25,060
* #	Xanadoo Co.	566	169,800
*	Xerium Technologies, Inc.	119,928	58,765
*	Zale Corp.	126,520	156,885
*	Zumiez, Inc.	50,987	364,557
Total Consumer Discretionary			313,211,245

8

Consumer Staples — (4.7%)
#	Alico, Inc.	69,000	1,932,000
*	Alliance One International, Inc.	877,124	2,105,098
#	American Italian Pasta Co.	172,324	4,070,293
#	Andersons, Inc.	176,200	2,887,918
	Arden Group, Inc. Class A	10,059	1,156,081
	B&G Foods, Inc.	14,664	68,041
* #	Boston Beer Co., Inc. Class A	115,800	2,922,792
*	Bridgford Foods Corp.	72,953	290,353
*	Cagle’s, Inc. Class A	94,800	189,600
	Calavo Growers, Inc.	115,924	1,414,273
#	Cal-Maine Foods, Inc.	207,719	5,625,031
*	Caribou Coffee Co.	11,442	17,163
	CCA Industries, Inc.	35,563	109,534
*	Central Garden & Pet Co.	54,407	328,618
*	Central Garden & Pet Co. Class A	67,114	402,684
#	Chiquita Brands International, Inc.	1,317,045	18,412,289
	Coca-Cola Bottling Co.	66,440	2,986,478
	Coffee Holding Co., Inc.	4	4
*	Collective Brands, Inc.	2	21
*	Craft Brewers Alliance, Inc.	26,675	33,610
*	Cuisine Solutions, Inc.	1,060	678
*	Darling International, Inc.	644,425	2,957,911
#	Diamond Foods, Inc.	111,745	2,869,612
*	Elizabeth Arden, Inc.	277,862	1,619,935
	Farmer Brothers Co.	49,795	1,013,826
*	Glacier Water Services, Inc.	24,500	918,750
	Golden Enterprises, Inc.	82,246	189,166
* #	Green Mountain Coffee, Inc.	37,167	1,422,009
	Griffin Land & Nurseries, Inc. Class A	29,194	1,002,814
*	IGI Labratories, Inc.	30,339	18,810
	Imperial Sugar Co.	77,459	879,934
	Ingles Market, Inc. Class A	102,885	1,467,140
	Inter Parfums, Inc.	300,470	1,814,839
	J & J Snack Foods Corp.	181,697	6,343,042
*	Katy Industries, Inc.	76,100	87,515
#	Lance, Inc.	302,509	5,696,244
* #	Lifeway Foods, Inc.	157,957	1,168,882
#	Mannatech, Inc.	11,113	29,894
*	Maui Land & Pineapple Co., Inc.	53,812	496,685
* #	Medifast, Inc.	55,055	426,126
	MGP Ingredients, Inc.	25,237	13,931
*	Monterey Pasta Co.	33,157	26,526
#	Nash-Finch Co.	126,284	5,434,001
* #	National Beverage Corp.	400,229	3,485,995
*	Natural Alternatives International, Inc.	70,731	431,459
* #	Natural Health Trends Corp.	18,631	5,589
#	Nature’s Sunshine Products, Inc.	153,100	757,845
#	Nu Skin Enterprises, Inc. Class A	17,979	170,621
	Oil-Dri Corp. of America	58,075	932,104
*	Omega Protein Corp.	145,547	555,990
*	Orchids Paper Products Co.	12,791	124,712
*	Overhill Farms, Inc.	79,876	367,430
*	Pantry, Inc.	76,717	1,275,804
*	Parlux Fragrances, Inc.	229,293	642,020
* #	Peet’s Coffee & Tea, Inc.	135,649	2,756,388
#	Pilgrim’s Pride Corp.	274,797	195,106

9

*	Pizza Inn, Inc.	39,700	47,640
*	Prestige Brands Holdings, Inc.	248,517	1,578,083
	PriceSmart, Inc.	296,600	4,834,580
	Reddy Ice Holdings, Inc.	493	799
#	Reliv’ International, Inc.	102,054	484,756
*	Revlon, Inc.	37,317	220,543
	Rocky Mountain Chocolate Factory, Inc.	72,554	466,522
#	Sanderson Farms, Inc.	197,109	7,131,404
*	Sanfilippo (John B.) & Son, Inc.	75,747	416,608
*	Scheid Vineyards, Inc.	2,900	71,050
*	Schiff Nutrition International, Inc.	127,214	611,899
	Scope Industries	16,650	1,748,250
*	Seneca Foods Corp. Class A	6,303	128,266
*	Seneca Foods Corp. Class B	9,293	221,638
* #	Smart Balance, Inc.	162,056	1,178,147
	Spartan Stores, Inc.	211,866	3,936,470
*	Spectrum Brands, Inc.	3,909	176
*	Star Scientific, Inc.	301,712	995,650
	Tasty Baking Co.	80,500	330,050
	The Stephan Co.	33,500	77,887
*	Tofutti Brands, Inc.	53,404	71,027
* #	TreeHouse Foods, Inc.	67	1,768
	United-Guardian, Inc.	39,320	370,591
* #	USANA Health Services, Inc.	156,272	3,627,073
*	Vermont Pure Holdings, Ltd.	167	115
	Village Super Market, Inc.	66,312	1,826,232
	WD-40 Co.	165,858	4,158,060
	Weis Markets, Inc.	62	1,929
*	Winn-Dixie Stores, Inc.	17	234
*	Zapata Corp.	128,644	829,754
Total Consumer Staples			127,918,415

Energy — (2.0%)
*	Abraxas Petroleum Corp.	486,100	529,849
	Adams Resources & Energy, Inc.	42,650	751,280
*	Allis-Chalmers Energy, Inc.	341,724	1,230,206
	Alon USA Energy, Inc.	25,900	305,620
*	American Oil & Gas, Inc.	3,379	2,771
* #	Aventine Renewable Energy Holdings, Inc.	23,600	10,856
	Barnwell Industries, Inc.	61,217	325,674
*	Basic Energy Services, Inc.	7,842	75,283
* #	Bolt Technology Corp.	75,959	588,682
*	Boots & Coots International Well Control, Inc.	524,116	539,839
*	Brigham Exploration Co.	411,871	1,029,677
* #	Bristow Group, Inc.	7,677	185,707
*	Bronco Drilling Co., Inc.	144,216	761,460
*	Callon Petroleum Co.	129,142	272,490
*	Catalytica Energy Systems, Inc.	8,358	4,012
* #	Cheniere Energy, Inc.	70,680	248,794
	CKX Lands, Inc.	13,098	150,889
*	Clayton Williams Energy, Inc.	111,180	4,424,964
*	Clean Energy Fuels Corp.	11,142	77,103
*	CREDO Petroleum Corp.	9,705	96,662
*	Crusader Energy Group, Inc.	21,347	17,505
*	Dawson Geophysical Co.	68,554	1,092,065

10

	Delek US Holdings, Inc.	11,000	76,450
* #	Edge Petroleum Corp.	215,974	38,875
* #	Endeavour International Corp.	6,329	4,367
*	Energy Partners, Ltd.	1,086	1,260
*	Evolution Petroleum Corp.	11,332	16,998
*	EXCO Resources, Inc.	15	152
* #	FieldPoint Petroleum Corp.	47,914	114,035
* #	FX Energy, Inc.	361,874	1,042,197
* #	Gasco Energy, Inc.	6,138	2,578
*	General Maritime Corp.	16,417	174,349
*	Geokinetics, Inc.	5,000	16,450
*	Geomet, Inc.	37,900	47,375
*	GeoResources, Inc.	483	3,468
	Gulf Island Fabrication, Inc.	136,465	1,718,094
* #	Gulfport Energy Corp.	3,147	12,053
*	Harvest Natural Resources, Inc.	867,197	3,468,788
*	HKN, Inc.	25,395	68,313
#	Houston American Energy Corp.	266,977	627,396
* #	James River Coal Co.	63,653	863,135
	Lufkin Industries, Inc.	69,798	2,439,440
*	Matrix Service Co.	209,253	1,106,948
*	McMoran Exploration Co.	111,123	743,413
*	Meridian Resource Corp.	810,972	251,401
*	Mexco Energy Corp.	1,521	16,001
*	Mitcham Industries, Inc.	54,525	197,380
*	NATCO Group, Inc. Class A	168,512	2,886,611
* #	National Coal Corp.	145,689	183,568
*	Natural Gas Services Group	50,236	429,518
*	New Concept Energy, Inc.	8,973	30,957
*	Newpark Resources, Inc.	880,469	3,706,774
*	Northern Oil & Gas, Inc.	243	768
*	OMNI Energy Services Corp.	52,931	61,400
*	Pacific Ethanol, Inc.	3,198	1,759
#	Panhandle Royalty Co.	47,776	967,464
*	Parallel Petroleum Corp.	200,098	484,237
*	Parker Drilling Co.	4,857	10,297
*	Petroleum Development Corp.	380,875	6,570,094
* #	PetroQuest Energy, Inc.	458,562	2,902,697
*	PHI, Inc. Non-Voting	114,859	1,380,605
*	PHI, Inc. Voting	2,414	38,020
*	Pioneer Drilling Co.	196,493	976,570
*	PowerSecure International, Inc.	10,642	41,823
* #	Pyramid	5,720	25,854
* #	Rentech, Inc.	10,420	7,190
* #	Royale Energy, Inc.	45,629	106,772
*	SulphCo, Inc.	5,241	2,987
*	Superior Well Services, Inc.	85,179	782,795
*	Syntroleum Corp.	445,746	365,512
*	T-3 Energy Services, Inc.	2,255	28,751
* #	Teton Energy Corp.	148,193	140,783
*	TGC Industries, Inc.	70,480	160,694
*	Toreador Resources Corp.	44,750	106,505
* #	Trico Marine Services, Inc.	145,226	903,306
*	Tri-Valley Corp.	12,339	16,658
* #	TXCO Resources, Inc.	2,641	4,252

11

*	Union Drilling, Inc.	141,054	646,027
#	USEC, Inc.	174,836	889,915
*	VAALCO Energy, Inc.	504,645	3,789,884
*	Venoco, Inc.	231	686
*	VeraSun Energy Corp.	29,800	2,026
* #	Verenium Corp.	31,510	38,757
*	Warren Resources, Inc.	3,864	6,955
	Western Refining, Inc.	48,400	564,344
*	Westmoreland Coal Co.	3,754	34,349
Total Energy			55,070,468

Financials — (14.7%)
*	1st Constitution Bancorp	12,181	85,146
*	1st Pacific Bancorp	3,264	6,854
#	1st Source Corp.	204,017	3,631,503
	21st Century Holding Co.	74,434	314,111
	Abigail Adams National Bancorp, Inc.	15,312	29,093
	Abington Bancorp, Inc.	64,562	455,162
	Access National Corp.	39,239	166,766
	Advance America Cash Advance Centers, Inc.	888	1,252
	Advanta Corp. Class A	19,594	11,756
	Advanta Corp. Class B	13,860	10,811
	Affirmative Insurance Holdings, Inc.	41,908	61,186
	Alliance Bancorp, Inc. of Pennsylvania	11,420	90,903
	Alliance Financial Corp.	11,644	216,695
*	Alphatec Holdings, Inc.	183,030	397,175
	Amcore Financial, Inc.	229,205	318,595
	Ameriana Bancorp	20,650	99,946
	American Bancorp of New Jersey, Inc.	78,536	837,194
#	American Equity Investment Life Holding Co.	509,800	3,410,562
*	American Independence Corp.	18,018	75,135
	American National Bankshares, Inc.	11,888	184,383
#	American Physicians Capital, Inc.	94,748	4,028,685
	American Physicians Services Group, Inc.	36,700	770,700
	American River Bankshares	1,980	19,800
*	American Spectrum Realty, Inc.	4,454	92,420
#	American West Bancorporation	138,113	103,585
	Ameris Bancorp	104,375	799,512
*	Amerisafe, Inc.	129,699	2,429,262
	AmeriServe Financial, Inc.	189,054	345,969
	AmTrust Financial Services, Inc.	85,694	703,548
	Anchor Bancorp Wisconsin, Inc.	10,919	22,056
* #	Appalachian Bancshares, Inc.	4,318	7,772
#	Arrow Financial Corp.	106,228	2,500,607
	ASB Financial Corp.	4,400	54,890
	Asset Acceptance Capital Corp.	288,037	1,206,875
	ASTA Funding, Inc.	1,110	1,976
*	Atlantic American Corp.	1,291	1,239
	Atlantic Coast Federal Corp.	450	1,921
	Atlantic Southern Financial Group, Inc.	6,530	40,812
	Auburn National Bancorporation, Inc.	4,386	87,720
* #	B of I Holding, Inc.	5,000	22,500
	Baldwin & Lyons, Inc. Class A	3,034	48,392
	Baldwin & Lyons, Inc. Class B	91,616	1,538,233
#	BancFirst Corp.	120,333	4,286,261

12

*	Bancinsurance Corp.	39,480	155,946
	Bancorp Rhode Island, Inc.	32,349	634,687
	BancTrust Financial Group, Inc.	19,220	170,481
	Bank Mutual Corp.	149,318	1,318,478
	Bank of Commerce Holdings	12,654	49,983
*	Bank of Florida Corp.	83,250	257,242
	Bank of Granite Corp.	3,972	12,472
*	Bank of The Carolinas Corp.	1,700	7,650
#	Bank of the Ozarks, Inc.	158,935	3,606,235
#	BankAtlantic Bancorp, Inc.	31,160	72,291
	BankFinancial Corp.	212,776	2,049,033
#	BankUnited Financial Corp. Class A	725,420	188,609
	Banner Corp.	127,956	403,061
	Bar Harbor Bankshares	24,351	620,463
	BCB Bancorp, Inc.	7,044	66,918
*	BCSB Bancorp, Inc.	7,438	59,318
*	Beach First National Bancshares, Inc.	380	1,034
*	Beacon Federal Bancorp, Inc.	3,438	26,008
	Benjamin Franklin Bancorp, Inc.	15,160	164,031
	Berkshire Bancorp, Inc.	3,505	16,789
	Berkshire Hills Bancorp, Inc.	83,135	1,955,335
*	Beverly Hills Bancorp, Inc.	193,155	23,565
	Beverly National Corp.	2,170	30,651
*	BFC Financial Corp.	59,159	13,015
	BGC Partners, Inc. Class A	268,397	646,837
*	BNCCORP, Inc.	12,585	88,095
*	BNS Holding, Inc.	26,480	135,710
	Boston Private Financial Holdings, Inc.	68,703	323,591
*	Bridge Bancorp, Inc.	50	942
*	Bridge Capital Holdings	206	1,061
*	Broadpoint Securities Group, Inc.	13,692	30,807
#	Brookline Bancorp, Inc.	459,669	4,444,999
#	Brooklyn Federal Bancorp, Inc.	25,359	315,212
	Brunswick Bancorp	120	1,059
#	Bryn Mawr Bank Corp.	61,297	1,138,898
	C&F Financial Corp.	4,148	62,220
	Cadence Financial Corp.	20,689	89,583
	California First National Bancorp	80,550	658,899
	Camco Financial Corp.	26,162	49,446
	Camden National Corp.	77,363	1,802,558
	Capital Bank Corp.	12,543	53,308
	Capital City Bank Group, Inc.	150,073	2,404,169
	Capital Corp. of the West	897	691
	Capital Properties, Inc.	5,522	39,758
* ●	Capital Properties, Inc. Class B	5,522	—
	Capital Southwest Corp.	5,118	469,116
#	Capitol Bancorp, Ltd.	39,290	236,133
	Cardinal Financial Corp.	227,994	1,265,367
*	Carolina Bank Holdings, Inc.	1,090	6,802
	Carrollton Bancorp	1,700	10,574
	Carver Bancorp, Inc.	1,706	8,291
	Cascade Financial Corp.	33,664	104,695
#	Center Bancorp, Inc.	130,104	951,060
	Center Financial Corp.	34,656	166,349
	Centerstate Banks of Florida, Inc.	20,946	285,703

13

	Central Bancorp, Inc.	10,000	49,000
#	Central Pacific Financial Corp.	813,728	5,476,389
	Central Virginia Bankshares, Inc.	5,733	28,493
	Centrue Financial Corp.	15,686	82,351
	Century Bancorp, Inc. Class A	14,923	251,453
	CFS Bancorp, Inc.	101,673	237,915
	Charter Financial Corp.	750	6,232
	Chemical Financial Corp.	235,414	5,367,439
*	Chicopee Bancorp, Inc.	10,176	113,055
	Citizens Community Bancorp, Inc.	3,300	22,704
	Citizens First Bancorp, Inc.	79,838	99,797
	Citizens First Corp.	1,300	5,606
	Citizens Holding Co.	2,767	56,710
	Citizens Republic Bancorp, Inc.	989,661	1,138,110
	Citizens South Banking Corp.	58,237	239,936
* #	Citizens, Inc.	388,983	3,170,211
#	City Holding Co.	163,721	4,209,267
#	Clifton Savings Bancorp, Inc.	27,584	287,977
*	CNA Surety Corp.	247,742	4,100,130
	CNB Financial Corp.	32,531	364,022
#	CoBiz Financial, Inc.	108,741	516,520
	Codorus Valley Bancorp, Inc.	9,033	67,747
	Cohen & Steers, Inc.	10,000	108,000
*	Colonial Bankshares, Inc.	5,265	39,487
#	Colony Bankcorp, Inc.	37,493	304,631
	Columbia Banking System, Inc.	135,722	1,207,926
	Comm Bancorp, Inc.	4,445	182,245
*	Command Security Corp.	600	2,184
	Commercial National Financial Corp.	3,800	59,812
	Commonwealth Bankshares, Inc.	20,178	123,086
* #	Community Bancorp	41,480	111,996
	Community Bank System, Inc.	220,197	3,952,536
	Community Capital Corp.	3,442	21,134
	Community Central Bank Corp.	1,567	3,063
	Community Trust Bancorp, Inc.	150,480	4,208,926
	Community West Bancshares	12,713	47,674
	Compass Diversified Holdings	115,147	1,244,739
* #	CompuCredit Corp.	48,397	154,870
*	Conseco, Inc.	2	5
	Consolidated-Tokoma Land Co.	57,378	1,666,831
*	Consumer Portfolio Services, Inc.	3,677	1,949
	Cooperative Bankshares, Inc.	24,250	28,494
*	Core-Mark Holding Co., Inc.	41,875	767,987
#	Corus Bankshares, Inc.	181,767	201,761
*	Cowen Group, Inc.	99,876	574,287
*	Cowlitz Bancorporation	9,403	55,008
	Crawford & Co. Class A	131,307	762,894
#	Crawford & Co. Class B	139,412	1,250,526
*	Crescent Financial Corp.	11,905	41,787
	CVB Financial Corp.	38	342
*	Dearborn Bancorp, Inc.	21,086	41,434
	Dime Community Bancshares	346,112	3,478,426
* #	Dollar Financial Corp.	166,929	1,310,393
	Donegal Group, Inc. Class A	180,377	2,528,886
	Donegal Group, Inc. Class B	34,892	525,648

14

*	Doral Financial Corp.	200	1,022
* #	E*TRADE Financial Corp.	595,121	678,438
	Eastern Insurance Holdings, Inc.	11,170	116,726
	Eastern Virginia Bankshares, Inc.	6,435	63,739
	ECB Bancorp, Inc.	3,122	51,435
*	eHealth, Inc.	22,202	306,832
#	EMC Insurance Group, Inc.	133,763	2,597,677
	Employers Holdings, Inc.	3	41
*	Encore Bancshares, Inc.	15,000	67,650
*	Encore Capital Group, Inc.	207,755	1,092,791
	Enterprise Bancorp, Inc.	7,993	77,932
	Enterprise Financial Services Corp.	23,477	246,508
	Epoch Holding Corp.	75,975	465,727
	ESB Financial Corp.	97,688	1,074,568
	ESSA Bancorp, Inc.	43,796	584,239
	Evans Bancorp, Inc.	10,341	133,089
	Evercore Partners, Inc. Class A	26,180	294,001
*	ExlService Holdings, Inc.	142,589	1,133,583
*	EZCORP, Inc. Class A	275,700	3,741,249
#	F.N.B. Corp.	65	514
#	Farmers Capital Bank Corp.	14,000	258,720
	FBL Financial Group, Inc. Class A	293,211	3,023,005
	Federal Agriculture Mortgage Corp. Class A	4,100	11,275
#	Federal Agriculture Mortgage Corp. Class C	86,200	286,184
	Fidelity Bancorp, Inc.	5,416	39,591
	Fidelity Southern Corp.	83,326	249,146
#	Financial Federal Corp.	261,451	5,678,716
	Financial Institutions, Inc.	61,498	514,123
*	First Acceptance Corp.	9,247	25,984
	First Advantage Bancorp	6,253	63,468
#	First Bancorp	143,984	2,071,930
	First Bancorp of Indiana, Inc.	1,400	11,375
	First Bancorp, Inc.	24,473	389,855
	First Bancshares, Inc. (318687100)	4,398	57,130
	First Bancshares, Inc. (318916103)	3,956	34,338
*	First Bank of Delaware	50,014	62,517
#	First Busey Corp.	321,933	2,816,914
	First Business Financial Services, Inc.	5,150	64,890
*	First California Financial Group, Inc.	5,395	30,320
* #	First Cash Financial Services, Inc.	295,856	4,976,298
	First Commonwealth Financial Corp.	180	1,726
#	First Community Bancshares, Inc.	109,410	1,882,946
	First Defiance Financial Corp.	68,992	473,975
#	First Federal Bancshares of Arkansas, Inc.	52,380	379,755
	First Federal Bankshares, Inc.	1,350	1,984
	First Federal of Northern Michigan Bancorp, Inc.	13,700	16,440
	First Financial Bancorp	375,426	3,048,459
#	First Financial Bankshares, Inc.	60	2,663
	First Financial Corp.	122,845	4,072,312
	First Financial Holdings, Inc.	118,402	1,792,606
	First Financial Northwest, Inc.	7,900	68,414
	First Financial Service Corp.	17,764	176,929
	First Franklin Corp.	2,153	7,794
*	First Investors Financial Services Group, Inc.	43,200	114,480
*	First Keystone Financial, Inc.	16,800	110,040

15

	First M&F Corp.	18,289	113,392
*	First Mariner Bancorp, Inc.	23,940	21,307
	First Merchants Corp.	170,070	2,666,698
*	First Mercury Financial Corp.	29,348	324,295
*	First National Bancshares, Inc.	24	53
	First Niagara Financial Group, Inc.	12	157
	First PacTrust Bancorp, Inc.	2,516	20,128
	First Place Financial Corp.	158,911	456,075
* #	First Regional Bancorp	2,345	7,504
	First Security Group, Inc.	19,411	84,826
#	First South Bancorp, Inc.	59,653	489,751
	First State Bancorporation	179,336	175,749
	First State Financial Corp.	175	233
	First United Corp.	30,010	364,621
	First West Virginia Bancorp, Inc.	1,040	8,788
	Firstbank Corp.	35,127	228,326
*	FirstCity Financial Corp.	99,495	296,495
* #	FirstFed Financial Corp.	133,962	113,868
#	Flagstar Bancorp, Inc.	298,800	179,280
	Flushing Financial Corp.	201,469	1,595,634
	FNB United Corp.	19,043	55,796
* #	Forestar Group, Inc.	29,231	325,926
*	Fox Chase Bancorp, Inc.	27,948	276,126
*	FPIC Insurance Group, Inc.	81,499	3,172,756
*	Franklin Credit Management Corp.	17,900	8,144
#	Frontier Financial Corp.	30,716	54,367
	German American Bancorp, Inc.	35,365	392,551
*	Golfsmith International Holdings, Inc.	1,000	820
	Gouverneur Bancorp, Inc.	4,366	20,520
#	Great Southern Bancorp, Inc.	79,851	846,421
*	Greater Atlantic Financial Corp.	200	12
#	Greene Bancshares, Inc.	99,241	981,493
	Grubb & Ellis Co.	2,288	1,441
	GS Financial Corp.	9,668	117,370
*	Guaranty Bancorp	222,959	338,898
	Guaranty Federal Bancshares, Inc.	17,171	96,158
#	Habersham Bancorp	740	2,620
*	Hallmark Financial Services, Inc.	46,666	361,195
	Hampden Bancorp, Inc.	1,026	8,885
* #	Hampton Roads Bankshares, Inc.	69,389	593,970
	Hanmi Financial Corp.	753	1,438
	Harleysville National Corp.	331,743	3,088,527
	Harleysville Savings Financial Corp.	4,962	60,735
	Harrington West Financial Group, Inc.	9,629	19,258
*	Harris & Harris Group, Inc.	96,972	340,372
	Hawthorn Bancshares, Inc.	3,759	56,423
#	Heartland Financial USA, Inc.	134,677	1,854,502
	Hercules Technology Growth Capital, Inc.	1,964	12,825
	Heritage Commerce Corp.	46,307	333,873
	Heritage Financial Corp.	77,385	946,419
	Heritage Financial Group	3,053	26,500
	HF Financial Corp.	33,592	396,386
*	HFF, Inc.	49,900	109,780
*	Hilltop Holdings, Inc.	62,170	621,700
	Hingham Institution for Savings	10,001	253,025

16

	HMN Financial, Inc.	37,346	112,411
#	Home Bancshares, Inc.	73,317	1,509,597
	Home Federal Bancorp, Inc.	36,473	327,892
	HopFed Bancorp, Inc.	4,655	45,153
	Horace Mann Educators Corp.	23,400	218,790
	Horizon Bancorp	6,657	83,212
#	Horizon Financial Corp.	117,723	288,421
	IBERIABANK Corp.	108,162	4,584,987
	Imperial Capital Bancorp, Inc.	51,800	47,656
	Independence Holding Co.	46,358	139,074
#	Independent Bank Corp.	140,701	2,608,597
#	Independent Bank Corp.	214,800	341,532
	Indiana Community Bancorp	42,311	503,924
	Infinity Property & Casualty Corp.	144,873	5,563,123
	Integra Bank Corp.	161,455	259,943
*	International Assets Holding Corp.	7,738	52,231
	Intervest Bancshares Corp.	572	2,145
	Investors Title Co.	21,702	729,079
#	Irwin Financial Corp.	280,400	670,156
*	Jacksonville Bancorp, Inc.	3,893	36,010
	Jefferson Bancshares, Inc.	5,911	45,633
*	JMP Group, Inc.	1,116	5,647
*	KBW, Inc.	1,154	21,672
	Kearny Financial Corp.	1	11
*	Kennedy-Wilson, Inc.	76,600	2,527,800
*	Kent Financial Services, Inc.	49,712	78,048
	Kentucky First Federal Bancorp	31,117	311,170
	K-Fed Bancorp	16,030	128,240
*	LaBranche & Co., Inc.	166,500	1,142,190
#	Lakeland Bancorp, Inc.	94,434	737,530
	Lakeland Financial Corp.	85,808	1,767,645
#	LandAmerica Financial Group, Inc.	471,238	26,625
	Landmark Bancorp, Inc.	10,281	181,100
	Legacy Bancorp, Inc.	34,967	350,020
#	Life Partners Holdings, Inc.	69,663	2,647,194
*	Liquidity Services, Inc.	102,974	734,205
	LNB Bancorp, Inc.	16,004	91,223
*	LoopNet, Inc.	85,110	553,215
	LSB Corp.	25,632	200,955
	LSB Financial Corp.	2,723	29,681
	Macatawa Bank Corp.	1,285	3,482
	MainSource Financial Group, Inc.	131,699	1,286,699
*	Market Leader, Inc.	18,149	32,033
*	MarketAxess Holdings, Inc.	18,857	145,576
*	Marlin Business Services, Inc.	1,262	5,010
	Mayflower Bancorp, Inc.	2,950	16,963
*	Mays (J.W.), Inc.	2,700	16,092
	MBT Financial Corp.	1,363	3,585
	MCG Capital Corp.	208,051	141,475
	Meadowbrook Insurance Group, Inc.	444,386	2,697,423
	Medallion Financial Corp.	161,000	1,088,360
#	Mercantile Bancorp, Inc.	12,892	128,920
	Mercantile Bank Corp.	1,186	5,598
	Mercer Insurance Group, Inc.	59,656	811,918
	Merchants Bancshares, Inc.	61,299	1,198,395

17

*	Meridian Interstate Bancorp, Inc.	9,700	84,875
	Meta Financial Group, Inc.	22,923	212,267
	MetroCorp Bancshares, Inc.	64,082	303,749
	MicroFinancial, Inc.	69,540	170,373
	Mid Penn Bancorp, Inc.	5,484	102,825
	MidSouth Bancorp, Inc.	20,157	194,515
#	Midwest Banc Holdings, Inc.	216,843	253,706
	MidWestOne Financial Group, Inc.	2,154	18,309
	Monroe Bancorp	10,897	96,003
*	Move, Inc.	1,396,321	2,359,782
	MSB Financial Corp.	2,496	24,211
	MutualFirst Financial, Inc.	37,037	254,815
#	Nara Bancorp, Inc.	76,370	451,347
#	National Financial Partners Corp.	363	933
	National Interstate Corp.	29,626	470,461
	National Security Group, Inc.	12,602	88,214
	National Western Life Insurance Co. Class A	6,029	748,380
	Naugatuck Valley Financial Corp.	5,841	31,833
*	Navigators Group, Inc.	64,037	3,287,660
	NBT Bancorp, Inc.	199,638	4,559,732
	Nelnet, Inc. Class A	59,903	827,859
*	New Century Bancorp, Inc.	8,559	41,939
	New England Bancshares, Inc.	2,680	17,420
	New Hampshire Thrift Bancshares, Inc.	20,318	162,544
	New Westfield Financial, Inc.	81,496	784,806
	NewBridge Bancorp	12,319	27,102
*	Newport Bancorp, Inc.	6,787	78,118
*	NewStar Financial, Inc.	14,591	43,189
*	Newtek Business Services, Inc.	243,027	61,972
* #	NexCen Brands, Inc.	493,934	29,636
*	Nexity Financial Corp.	680	473
	North Central Bancshares, Inc.	17,500	183,575
	North Valley Bancorp	80	298
	Northeast Bancorp	13,100	107,224
	Northeast Community Bancorp, Inc.	5,798	45,514
	Northfield Bancorp, Inc.	15,563	154,696
	Northrim Bancorp, Inc.	40,414	406,565
	Northway Financial, Inc.	982	10,316
#	Norwood Financial Corp.	4,033	114,658
	NYMAGIC, Inc.	72,223	1,232,124
	Ocean Shore Holding Co.	18,682	127,038
	OceanFirst Financial Corp.	112,791	1,445,981
* #	Ocwen Financial Corp.	411,461	3,662,003
	Ohio Valley Banc Corp.	9,603	181,017
#	Old Second Bancorp, Inc.	99,705	891,363
* #	Optimumbank Holdings, Inc.	2,586	12,322
*	Oritani Financial Corp.	50,690	755,788
	Osage Bancshares, Inc.	7,103	51,994
	PAB Bankshares, Inc.	1,033	3,874
	Pacific Capital Bancorp	74,625	791,771
	Pacific Continental Corp.	81,461	1,028,038
	Pacific Mercantile Bancorp	1,147	4,817
*	Pacific Premier Bancorp, Inc.	30,012	108,043
*	Pacific State Bancorp	1,069	2,811
#	PacWest Bancorp	878,023	14,847,369

18

	Pamrapo Bancorp, Inc.	43,227	300,860
	Park Bancorp, Inc.	3,302	14,166
	Park National Corp.	16	868
	Parkvale Financial Corp.	50,795	623,255
	Patriot Capital Funding, Inc.	466	1,305
	Patriot National Bancorp	10,544	73,597
#	Peapack-Gladstone Financial Corp.	69,897	1,537,734
*	Penn Treaty American Corp.	198,867	28,836
	Penns Woods Bancorp, Inc.	23,941	573,985
*	Pennsylvania Commerce Bancorp, Inc.	61,137	1,253,309
*	Penson Worldwide, Inc.	24,539	146,743
	Peoples Bancorp of North Carolina	14,205	113,640
	Peoples Bancorp, Inc. (709788202)	3,331	31,811
	Peoples Bancorp, Inc. (709789101)	96,416	970,909
*	Peoples Community Bancorp	900	180
#	PFF Bancorp, Inc.	944	22
* #	PHH Corp.	68,100	752,505
*	PICO Holdings, Inc.	170,271	4,328,289
	Pinnacle Bancshares, Inc.	2,000	16,000
*	Pinnacle Financial Partners, Inc.	139,835	3,304,301
*	Piper Jaffray Companies, Inc.	25,300	726,363
*	PMA Capital Corp. Class A	303,756	1,673,696
	PMI Group, Inc.	150,100	208,639
	Porter Bancorp, Inc.	16,285	199,491
* #	Portfolio Recovery Associates, Inc.	154,630	3,647,722
	Preferred Bank	11,635	64,807
	Premier Financial Bancorp, Inc.	18,900	115,290
	Presidential Life Corp.	264,449	2,557,222
	Princeton National Bancorp, Inc.	16,030	288,540
	PrivateBancorp, Inc.	31,000	451,980
	Providence Community Bancshares, Inc.	24	156
	Provident Bankshares Corp.	87,300	560,466
#	Provident Financial Holdings, Inc.	220,857	993,857
	Provident Financial Services, Inc.	92	1,006
	Provident New York Bancorp	402,856	3,827,132
	Prudential Bancorp, Inc. of Pennsylvania	16,792	175,980
	PSB Holdings, Inc.	813	3,252
	Pulaski Financial Corp.	62,836	449,277
	QC Holdings, Inc.	121,144	514,862
	Radian Group, Inc.	111,000	357,420
	Rainier Pacific Financial Group, Inc.	51,047	84,228
#	Renasant Corp.	144,153	1,745,693
#	Republic Bancorp, Inc. Class A	182,285	3,281,130
*	Republic First Bancorp, Inc.	71,317	536,304
	Resource America, Inc.	172,680	704,534
*	Rewards Network, Inc.	261,950	691,548
	Riverview Bancorp, Inc.	96,249	332,059
	Rockville Financial, Inc.	48,975	559,295
	Roma Financial Corp.	28,792	327,653
	Rome Bancorp, Inc.	53,296	414,110
	Royal Bancshares of Pennsylvania, Inc. Class A	25,954	98,625
	Rurban Financial Corp.	2,810	21,918
#	S&T Bancorp, Inc.	2	51
#	S.Y. Bancorp, Inc.	131,985	3,006,618
	Safety Insurance Group, Inc.	68,016	2,381,920

19

	Salisbury Bancorp, Inc.	4,533	107,659
	Sanders Morris Harris Group, Inc.	95,715	398,174
#	Sandy Spring Bancorp, Inc.	40,503	571,902
#	SCBT Financial Corp.	77,631	2,085,169
*	Seabright Insurance Holdings	165,630	1,717,583
	Seacoast Banking Corp. of Florida	73,747	338,499
#	Security Bank Corp.	82,743	66,194
*	Security National Financial Corp. Class A	5,085	11,289
#	Shore Bancshares, Inc.	19,758	340,233
	SI Financial Group, Inc.	600	3,750
	Siebert Financial Corp.	12,841	19,647
#	Sierra Bancorp	89,538	1,096,841
* #	Signature Bank	19	488
	Simmons First National Corp. Class A	138,653	3,416,410
#	Smithtown Bancorp, Inc.	90,817	1,251,458
#	South Financial Group, Inc.	830,176	1,560,731
	South Street Financial Corp.	2,945	9,277
*	Southcoast Financial Corp.	243	741
	Southern Community Financial Corp.	45,616	164,674
*	Southern Connecticut Bancorp, Inc.	7,638	51,938
*	Southern First Bancshares, Inc.	22,627	136,893
	Southern Missouri Bancorp, Inc.	2,876	28,760
*	SouthFirst Bancshares, Inc.	100	465
	Southside Bancshares, Inc.	87,842	1,670,755
	Southwest Bancorp, Inc.	139,840	1,465,523
	Southwest Georgia Financial Corp.	11,315	104,098
#	State Bancorp, Inc.	107,076	642,456
	StellarOne Corp.	60,094	783,626
	Sterling Bancorp	274,969	3,030,158
	Sterling Bancshares, Inc.	632,637	3,517,462
	Sterling Financial Corp.	44,768	82,821
	Stewart Information Services Corp.	56,300	835,492
*	Stratus Properties, Inc.	76,178	640,657
#	Suffolk Bancorp	96,990	2,959,165
*	Sun American Bancorp	7,880	2,364
*	Sun Bancorp, Inc.	216,484	1,225,299
* #	Superior Bancorp	626	1,715
*	Susser Holdings Corp.	10,595	138,477
	Sussex Bancorp	5,495	26,101
	SWS Group, Inc.	268,623	3,935,327
	Taylor Capital Group, Inc.	71,940	459,697
	Team Financial, Inc.	3,892	1,109
	Teche Holding Co.	8,415	239,828
*	Tejon Ranch Co.	164,529	3,594,959
	Temecula Valley Bancorp, Inc.	599	689
*	Tennessee Commerce Bancorp, Inc.	1,350	13,838
*	Texas Capital Bancshares, Inc.	171,944	1,941,248
	TF Financial Corp.	19,351	347,350
*	The Bancorp, Inc.	1,995	6,165
*	The Intergroup Corp.	6,500	77,675
	The Phoenix Companies, Inc.	2,116,000	3,703,000
	The Savannah Bancorp, Inc.	13,017	118,325
	The Wilber Corp.	21,566	160,020
* #	thinkorswim Group, Inc.	299,712	2,253,834
	Thomas Properties Group, Inc.	52,676	105,352

20

*	Thomas Weisel Partners Group, Inc.	45,890	141,800
	TIB Financial Corp.	4,914	19,558
*	Tidelands Bancshares, Inc.	10,102	29,296
	TierOne Corp.	163,324	262,952
	Timberland Bancorp, Inc.	70,526	413,988
#	Tompkins Financial Corp.	82,112	4,117,917
	Tower Financial Corp.	5,450	28,885
#	Tower Group, Inc.	194,624	4,879,224
	TowneBank	38,463	801,569
* #	Tradestation Group, Inc.	330,946	1,823,512
* #	Trenwick Group, Ltd.	12,662	152
* #	Triad Guaranty, Inc.	85,095	38,293
#	TriCo Bancshares	150,603	3,033,144
#	TrustCo Bank Corp.	491,342	3,291,991
#	UCBH Holdings, Inc.	189,146	440,710
	Umpqua Holdings Corp.	9,778	95,824
*	Unico American Corp.	114,100	866,019
	Union Bankshares Corp.	120,442	1,882,508
	Union Bankshares, Inc.	10,526	189,100
*	United America Indemnity, Ltd.	54,564	577,287
	United Bancshares, Inc.	5,492	52,366
*	United Capital Corp.	85,810	1,664,714
#	United Community Banks, Inc.	56,710	292,057
	United Community Financial Corp.	271,344	138,385
#	United Financial Bancorp, Inc.	55,280	757,889
	United Fire & Casualty Co.	28,306	567,535
*	United PanAm Financial Corp.	150,147	160,657
#	United Security Bancshares	90,231	741,699
	United Western Bancorp, Inc.	35,127	285,583
	Unity Bancorp, Inc.	31,871	112,505
*	Universal American Corp.	511	5,044
	Universal Insurance Holdings, Inc.	142,386	515,437
	Univest Corp. of Pennsylvania	99,127	2,270,008
#	ViewPoint Financial Group	62,536	892,389
*	Virginia Commerce Bancorp, Inc.	7,465	31,129
*	Virtus Investment Partners, Inc.	133,405	808,434
	VIST Financial Corp.	9,127	69,091
*	VSB Bancorp, Inc.	1,100	10,252
*	Waccamaw Bankshares, Inc.	9,250	38,018
	Wainwright Bank & Trust Co.	12,787	98,204
	Washington Banking Co.	24,681	213,244
#	Washington Trust Bancorp, Inc.	132,221	2,163,136
*	Waterstone Financial, Inc.	26,636	65,791
	Wayne Savings Bancshares, Inc.	1,789	12,523
#	Webster Financial Corp.	63,268	264,460
	Wesbanco, Inc.	244,944	5,060,543
#	West Bancorporation	79,837	646,680
#	West Coast Bancorp	105,149	312,293
* #	Western Alliance Bancorp	17,334	131,912
	Westwood Holdings Group, Inc.	68,070	1,889,623
*	White River Capital, Inc.	3,332	20,325
#	Wilshire Bancorp, Inc.	264,376	1,813,619
*	Wilshire Enterprises, Inc.	130,375	125,812
#	Wintrust Financial Corp.	96,528	1,290,579
* #	World Acceptance Corp.	163,901	3,138,704

21

#	WSB Holdings, Inc.	44,668	118,370
#	WSFS Financial Corp.	12,200	314,760
	WVS Financial Corp.	3,395	54,914
#	Yadkin Valley Financial Corp.	26,186	240,649
*	ZipRealty, Inc.	117,880	340,673
Total Financials			399,028,464

Health Care — (12.7%)
*	A.D.A.M., Inc.	14,865	47,940
* #	Abaxis, Inc.	185,386	2,932,807
*	ABIOMED, Inc.	269,889	3,640,803
*	Acadia Pharmaceuticals, Inc.	2,778	2,806
*	Accelr8 Technology Corp.	32,134	70,373
*	Accelrys, Inc.	271,677	1,026,939
* #	Access Pharmaceuticals, Inc.	15,200	13,680
* #	Accuray, Inc.	47,408	292,981
*	Achillion Pharmaceuticals, Inc.	1,193	1,360
* #	Acorda Therapeutics, Inc.	31,787	779,735
*	Adolor Corp.	294,513	589,026
*	Advanced Life Sciences Holdings, Inc.	35,367	10,964
*	AdvanSource Biomaterials Corp.	158,764	50,804
* #	ADVENTRX Pharmaceuticals, Inc.	230,739	23,074
*	Affymax, Inc.	26,219	340,847
*	Air Methods Corp.	117,580	2,292,810
*	Akorn, Inc.	788,259	1,757,818
*	Albany Molecular Research, Inc.	318,453	2,729,142
*	Alexza Pharmaceuticals, Inc.	107,479	310,614
* #	Align Technology, Inc.	996	7,848
*	Alliance Imaging, Inc.	473,700	4,196,982
*	Allied Healthcare International, Inc.	352,871	349,342
*	Allied Healthcare Products, Inc.	13,948	59,837
*	Allion Healthcare, Inc.	75,516	345,108
*	Allos Therapeutics, Inc.	651,602	5,102,044
	Allscripts-Misys Healthcare Solutions, Inc.	43	362
* #	Almost Family, Inc.	29,219	901,114
*	Alteon, Inc.	36	24
*	Altus Pharmaceuticals, Inc.	170	41
* #	AMAG Pharmaceuticals, Inc.	119,140	4,199,685
*	America Services Group, Inc.	60,531	690,053
*	American Caresource Holding, Inc.	6,054	42,075
*	American Claims Evaluation, Inc.	2,200	730
*	American Dental Partners, Inc.	86,847	582,743
*	American Shared Hospital Services	35,563	56,901
*	AMICAS, Inc.	326,087	523,370
*	AMN Healthcare Services, Inc.	266,939	1,815,185
* #	Amsurg Corp.	297,081	5,819,817
*	Anadys Pharmaceuticals, Inc.	11,376	59,269
#	Analogic Corp.	128,346	3,208,650
*	Angeion Corp.	1,294	3,998
*	AngioDynamics, Inc.	170,383	2,317,209
*	Anika Therapeutics, Inc.	64,924	264,890
* #	Arca Biopharma, Inc.	351	1,791
*	Ardea Biosciences, Inc.	52,048	647,998
* #	Arena Pharmaceuticals, Inc.	199,947	827,781
*	Ariad Pharmaceuticals, Inc.	5,118	8,547

22

*	Arqule, Inc.	76,231	301,112
* #	Array BioPharma, Inc.	475,140	1,900,560
*	Arrhythmia Research Technology, Inc.	26,575	61,123
*	Aspect Medical Systems, Inc.	173,589	659,638
*	Assisted Living Concepts, Inc.	193,860	769,624
*	AtriCure, Inc.	32,397	43,736
	Atrion Corp.	19,601	1,603,362
*	ATS Medical, Inc.	233,084	589,703
*	AVANIR Pharmaceuticals Class A	277,567	149,886
* #	AVI BioPharma, Inc.	3,910	3,402
*	Avigen, Inc.	262,088	256,846
*	Bioanalytical Systems, Inc.	30,808	46,982
*	BioCryst Pharmaceuticals, Inc.	383,240	728,156
*	Bio-Imaging Technologies, Inc.	145,077	488,909
* #	BioLase Technology, Inc.	1,870	1,346
* #	BioMimetic Therapeutics, Inc.	50,068	404,049
* #	Bio-Reference Laboratories, Inc.	134,668	3,285,899
*	BioSante Pharmaceuticals, Inc.	112,608	180,173
*	BioScrip, Inc.	356,462	602,421
* #	BioSphere Medical, Inc.	183,566	523,163
*	Bovie Medical Corp.	158,799	1,071,893
*	Bruker BioSciences Corp.	11	44
*	BSD Medical Corp.	208,291	689,443
*	Cadence Pharmaceuticals, Inc.	235,629	1,696,529
*	Caliper Life Sciences, Inc.	463,931	598,471
	Cambrex Corp.	279,880	915,208
*	Candela Corp.	219,988	118,794
*	Cantel Medical Corp.	116,343	1,743,982
*	Capital Senior Living Corp.	189,391	498,098
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	1,204,105
*	Cardiac Science Corp.	187,226	1,005,404
*	Cardica, Inc.	60,128	191,808
*	CardioDynamics International Corp.	34,800	22,272
* #	Cardium Therapeutics, Inc.	18	17
*	CAS Medical Systems, Inc.	997	1,844
*	Catalyst Pharmaceutical Partners, Inc.	25,086	67,732
*	Cell Therapeutics, Inc.	6,739	569
*	Celldex Therapeutics, Inc.	2,766	20,551
* #	Cepheid, Inc.	61,586	458,200
*	Cerus Corp.	51,125	48,058
*	Clarient, Inc.	44,200	53,040
* #	Cleveland Biolabs, Inc.	2,513	6,886
* #	Clinical Data, Inc.	177,838	1,383,580
*	Columbia Laboratories, Inc.	27,734	33,281
* #	CombiMatrix Corp.	21,497	168,322
#	Computer Programs & Systems, Inc.	100,981	2,537,653
* #	Conceptus, Inc.	280,124	4,022,581
*	CONMED Corp.	266,279	4,167,266
*	Continucare Corp.	10,250	20,500
* #	Corcept Therapeutics, Inc.	199,501	159,601
*	Cornerstone Therapeutics, Inc.	8,755	34,582
* #	Corvel Corp.	135,749	2,394,612
*	CPEX Pharmaceuticals, Inc.	20,495	142,440
*	Cross Country Healthcare, Inc.	304,069	2,277,477
* #	CryoLife, Inc.	247,429	2,038,815

23

*	CuraGen Corp.	254,100	147,378
*	Curis, Inc.	3,274	3,045
*	Cutera, Inc.	18,998	127,477
* #	CV Therapeutics, Inc.	488,838	7,650,315
* #	Cyberonics, Inc.	243,068	3,740,817
*	Cyclacel Pharmaceuticals, Inc.	1,595	494
*	Cynosure, Inc. Class A	573	4,481
* #	Cypress Bioscience, Inc.	153,054	1,300,959
*	Cytokinetics, Inc.	159,844	338,869
* #	Cytori Therapeutics, Inc.	144,413	710,512
	Datascope Corp.	151,010	8,008,815
	Daxor Corp.	43,502	696,032
*	Del Global Technologies Corp.	157,042	117,782
* #	Dendreon Corp.	544,471	1,834,867
*	DepoMed, Inc.	176,462	381,158
* #	Dexcom, Inc.	61,383	198,267
*	Dialysis Corp. of America	36,951	243,507
*	Digirad Corp.	75,285	65,498
*	Discovery Laboratories, Inc.	293,850	332,051
* #	Durect Corp.	617,647	1,747,941
*	DUSA Pharmaceuticals, Inc.	21,621	24,432
* #	Dyax Corp.	363,143	1,220,160
*	Dynacq Healthcare, Inc.	545	2,044
*	Dynavax Technologies Corp.	2,993	1,886
* #	Emageon, Inc.	122,926	298,710
* #	Emergent Biosolutions, Inc.	86,704	1,901,419
* #	Emeritus Corp.	147,225	1,217,551
*	Emisphere Technologies, Inc.	2,065	1,177
*	Encision, Inc.	3,700	3,737
* #	Endocare, Inc.	23,766	14,260
*	Endologix, Inc.	5,319	8,457
*	Ensign Group, Inc.	1,233	20,295
*	ENTREMED, Inc.	90,283	14,987
*	Enzo Biochem, Inc.	2,741	13,403
* #	Enzon Pharmaceuticals, Inc.	145,365	946,326
*	EPIX Pharmaceuticals, Inc.	213,733	151,750
*	eResearch Technology, Inc.	514,980	2,981,734
*	etrials Worldwide, Inc.	92,049	68,116
* #	Evotec AG Sponsored ADR	140,285	252,513
*	Exact Sciences Corp.	177,840	264,982
* #	Exactech, Inc.	100,152	1,275,936
* #	Exelixis, Inc.	274,120	1,351,412
*	Five Star Quality Care, Inc.	2,565	4,899
* #	Genomic Health, Inc.	192,364	4,116,590
* #	Gentiva Health Services, Inc.	223,636	5,653,518
*	GenVec, Inc.	5,688	2,167
* #	Geron Corp.	130,012	1,019,294
* #	Greatbatch, Inc.	219,343	5,110,692
* #	GTC Biotherapeutics, Inc.	90,129	73,906
* #	GTx, Inc.	169,636	1,872,781
* #	Halozyme Therapeutics, Inc.	329,900	1,903,523
*	Hanger Orthopedic Group, Inc.	308,521	4,211,312
* #	Hansen Medical, Inc.	18,496	83,602
*	Harvard Bioscience, Inc.	307,900	791,303
*	Health Grades, Inc.	207,771	486,184

24

*	HealthStream, Inc.	208,497	412,824
*	HealthTronics, Inc.	325,205	598,377
*	Hi-Tech Pharmacal Co., Inc.	109,775	588,394
* #	HMS Holdings Corp.	207,322	6,416,616
*	Home Diagnostics, Inc.	18,814	131,322
	Hooper Holmes, Inc.	672,769	154,737
*	Human Genome Sciences, Inc.	454	822
* #	Hythiam, Inc.	973	523
*	iBioPharma, Inc.	116,875	25,713
*	Icagen, Inc.	159	87
* #	ICU Medical, Inc.	136,104	4,152,533
* #	Idenix Pharmaceuticals, Inc.	171,201	994,678
* #	Idera Pharmaceuticals, Inc.	154,651	1,082,557
*	IDM Pharma, Inc.	64,367	109,424
*	I-Flow Corp.	28,226	116,009
*	Immtech International, Inc.	1,055	211
* #	ImmunoGen, Inc.	274,057	1,142,818
*	Immunomedics, Inc.	5,373	6,501
*	Implant Sciences Corp.	84,833	13,573
* #	Incyte Corp.	685,953	2,009,842
*	Indevus Pharmaceuticals, Inc.	203,104	1,080,513
*	Infinity Pharmaceuticals, Inc.	148,385	1,204,886
*	Inhibitex, Inc.	12,200	3,660
* #	Inspire Pharmaceuticals, Inc.	503,708	1,914,090
*	IntegraMed America, Inc.	71,370	506,727
* #	InterMune, Inc.	309,720	3,543,197
* #	Introgen Therapeutics, Inc.	285,804	6,288
#	Invacare Corp.	256,974	4,897,924
*	Iridex Corp.	6,461	4,523
*	IRIS International, Inc.	173,904	1,732,084
* #	Isolagen, Inc.	106,581	29,843
*	IsoRay, Inc.	20	6
*	IVAX Diagnostics, Inc.	119	48
*	Javelin Pharmaceuticals, Inc.	3,201	3,617
* #	Kendle International, Inc.	141,840	2,709,144
*	Kensey Nash Corp.	117,601	2,430,813
* #	Keryx Biopharmaceuticals, Inc.	45,500	8,804
	Kewaunee Scientific Corp.	23,706	203,872
*	La Jolla Pharmaceutical Co.	344,597	768,451
	Landauer, Inc.	89,595	6,144,425
*	Langer, Inc.	13,200	6,600
*	Lannet Co., Inc.	5,391	28,572
	LCA-Vision, Inc.	5,069	12,774
*	LeMaitre Vascular, Inc.	19,700	42,454
*	Lexicon Pharmaceuticals, Inc.	8,884	10,572
* #	LHC Group, Inc.	120,710	3,212,093
*	Ligand Pharmaceuticals, Inc. Class B	524,976	1,112,949
* #	Luminex Corp.	30,612	623,566
*	Magyar Bancorp, Inc.	15,818	75,136
* #	Mannkind Corp.	88,152	312,940
	Martek Biosciences Corp.	84	2,222
*	Matrixx Initiatives, Inc.	93,800	1,621,802
*	Maxygen, Inc.	359,381	3,076,301
*	MDRNA, Inc.	7,523	2,031
*	Medarex, Inc.	24,491	146,211

25

*	MedCath Corp.	91,975	578,523
*	Medical Action Industries, Inc.	142,304	1,223,814
*	Medical Staffing Network Holdings, Inc.	227,000	47,670
*	MediciNova, Inc.	300	677
* #	Medivation, Inc.	127,336	2,387,550
*	MEDTOX Scientific, Inc.	76,796	486,887
	Merge Healthcare, Inc.	221,137	351,608
*	Merit Medical Systems, Inc.	262,180	4,034,950
*	Metabasis Therapeutics, Inc.	2,124	1,009
*	Metabolix, Inc.	26,140	220,622
*	Metropolitan Health Networks, Inc.	468,252	693,013
* #	Micromet, Inc.	82,478	326,613
*	Micrus Endovascular Corp.	157,571	1,777,401
* #	MiddleBrook Pharmaceuticals, Inc.	3,172	4,441
* #	Minrad International, Inc.	218,104	26,172
* #	Molecular Insight Pharmaceuticals, Inc.	217,158	577,640
* #	Molina Healthcare, Inc.	105,756	1,854,960
*	Momenta Pharmaceuticals, Inc.	253,493	2,745,329
* #	Monogram Biosciences, Inc.	100,414	276,139
*	MTS Medication Technologies	43,048	161,860
* #	MWI Veterinary Supply, Inc.	96,120	2,011,792
*	Nabi Biopharmaceuticals	520,306	2,148,864
* #	Nanogen, Inc.	102,087	17,875
*	National Dentex Corp.	646	2,519
#	National Healthcare Corp.	103,884	4,726,722
#	National Research Corp.	66,513	1,506,519
* #	Natus Medical, Inc.	212,592	1,645,462
*	Nektar Therapeutics	114,456	470,414
*	Neogen Corp.	135,771	3,553,127
* #	Neopharm, Inc.	142,368	8,571
*	Neurobiological Technologies, Inc.	870	539
*	Neurocrine Biosciences, Inc.	386,646	1,283,665
* #	Neurogen Corp.	249,201	32,396
*	Nighthawk Radiology Holdings, Inc.	9,028	38,459
*	NitroMed, Inc.	104,152	77,072
*	NMT Medical, Inc.	962	962
*	North American Scientific, Inc.	17,499	4,375
* #	Northfield Laboratories, Inc.	177,738	143,968
*	Northstar Neuroscience, Inc.	68,280	129,732
* #	Novacea, Inc.	264	238
* #	NovaMed, Inc.	219,315	649,172
*	Novavax, Inc.	420,750	668,993
*	Noven Pharmaceuticals, Inc.	135,187	1,342,407
*	NOVT Corp.	19,302	21,425
*	NPS Pharmaceuticals, Inc.	116,794	728,795
*	Nutraceutical International Corp.	58,298	509,525
* #	NxStage Medical, Inc.	336,545	1,154,349
*	Obagi Medical Products, Inc.	14,497	96,985
*	Occulogix, Inc.	500	1,363
*	Odyssey Healthcare, Inc.	248,988	2,469,961
* #	Omnicell, Inc.	231,483	1,807,882
*	OncoGenex Pharmaceutical, Inc.	2,039	9,135
*	Opexa Therapeutics, Inc.	18,635	10,622
* #	Optimer Pharmaceuticals, Inc.	79,080	829,549
*	OraSure Technologies, Inc.	64,373	185,394

26

*	Orchid Cellmark, Inc.	287,604	152,948
*	Ore Pharmaceuticals, Inc.	50,794	28,953
*	Orexigen Therapeutics, Inc.	28,192	113,050
*	Orthologic Corp.	315,300	129,273
* #	Oscient Pharmaceuticals Corp.	53,239	11,186
* #	Osiris Therapeutics, Inc.	106,875	2,142,844
*	Osteotech, Inc.	10,806	32,850
*	OxiGENE, Inc.	2,236	1,409
* #	Pain Therapeutics, Inc.	410,909	2,728,436
*	Palomar Medical Technologies, Inc.	59,770	528,965
* #	Panacos Pharmaceuticals, Inc.	194,943	13,704
*	Par Pharmaceutical Cos., Inc.	271,575	3,343,088
*	PDI, Inc.	131,394	607,040
*	Penwest Pharmaceuticals Co.	278,634	493,182
* #	Pharmanet Development Group, Inc.	181,781	238,133
*	PharMerica Corp.	305,175	5,017,077
* #	Phase Forward, Inc.	157,832	2,130,732
*	PHC, Inc.	26,839	31,938
*	PhotoMedex, Inc.	2,953	8,861
* #	Poniard Pharmaceuticals, Inc.	1	2
*	Pozen, Inc.	244,062	1,752,365
* #	Progenics Pharmaceuticals, Inc.	294,301	2,145,454
*	Prospect Medical Holdings, Inc.	32,100	81,855
*	Providence Service Corp.	882	1,896
* #	ProxyMed, Inc.	121,529	790
	Psychemedics Corp.	1,558	10,626
*	QuadraMed Corp.	83,013	495,588
*	Questcor Pharmaceuticals, Inc.	343,109	2,213,053
*	Quidel Corp.	307,000	3,776,100
* #	Quigley Corp.	56,585	268,779
* #	RadNet, Inc.	1,581	5,059
*	Regeneration Technologies, Inc.	302,085	740,108
*	RehabCare Group, Inc.	130,630	1,822,289
*	Repligen Corp.	315,575	1,290,702
*	Repros Therapeutics, Inc.	22,462	224,171
*	Res-Care, Inc.	263,391	3,568,948
*	Retractable Technologies, Inc.	272	237
* #	Rigel Pharmaceuticals, Inc.	232,324	1,623,945
*	Rochester Medical Corp.	101,576	1,174,219
*	Rockwell Medical Technologies, Inc.	27,990	99,644
*	Rural/Metro Corp.	110,300	181,995
*	RXi Pharmaceuticals Corp.	319	1,502
* #	Salix Pharmaceuticals, Ltd.	100,972	807,776
* #	Sangamo BioSciences, Inc.	343,507	1,425,554
*	Santarus, Inc.	40,827	68,998
* #	Savient Pharmaceuticals, Inc.	185,995	1,030,412
* #	SciClone Pharmaceuticals, Inc.	3,669	3,045
* #	Seattle Genetics, Inc.	557,925	5,629,463
*	Senesco Technologies, Inc.	185	105
*	Senomyx, Inc.	307,229	1,090,663
*	SenoRx, Inc.	16	40
* #	SeraCare Life Sciences, Inc.	127,485	136,409
*	Skilled Healthcare Group, Inc.	21,800	181,594
*	Somanetics Corp.	121,507	1,778,862
* #	Somaxon Pharmaceuticals, Inc.	798	1,955

27

*	Sonic Innovations, Inc.	2,086	1,877
*	SonoSite, Inc.	154,826	2,940,146
	Span-American Medical System, Inc.	33,000	341,550
*	Spectranetics Corp.	226,593	679,779
*	Spectrum Pharmaceuticals, Inc.	2,070	2,981
*	SRI/Surgical Express, Inc.	46,400	64,960
* #	STAAR Surgical Co.	275,704	537,623
*	StemCells, Inc.	51,284	138,467
* #	Stereotaxis, Inc.	20,139	51,354
*	Strategic Diagnostics, Inc.	1,653	1,570
*	Sun Healthcare Group, Inc.	420,360	4,762,679
*	SunLink Health Systems, Inc.	33,465	31,122
*	SuperGen, Inc.	4,417	10,203
* #	SurModics, Inc.	178,765	3,544,910
*	Symmetry Medical, Inc.	269,982	1,849,377
*	Synovis Life Technologies, Inc.	119,202	1,941,801
* #	Synta Pharmaceuticals Corp.	47,578	418,686
*	Targacept, Inc.	259	539
* #	Telik, Inc.	140,820	67,594
*	Theragenics Corp.	280,300	361,587
* #	Theravance, Inc.	34,655	456,753
*	Threshold Pharmaceuticals, Inc.	17,876	13,943
*	TorreyPines Therapeutics, Inc.	900	242
*	Transcend Services, Inc.	6,741	68,623
#	Trimeris, Inc.	6,266	6,391
*	Triple-S Management Corp.	6,000	86,340
* ●	Tripos Escrow Shares	1,300	117
*	U.S. Physical Therapy, Inc.	118,606	1,446,993
*	Urologix, Inc.	123,100	67,705
*	Uroplasty, Inc.	12,179	9,743
	Utah Medical Products, Inc.	49,300	1,197,497
*	Vascular Solutions, Inc.	150,435	1,384,002
*	Vermillion, Inc.	8,260	4,543
* #	Vical, Inc.	21,924	42,313
*	Vision-Sciences, Inc.	23,250	29,760
*	Vital Images, Inc.	114,941	1,299,983
*	Vivus, Inc.	585,337	2,874,005
* #	VNUS Medical Technologies	66,469	1,064,169
*	Volcano Corp.	178,364	2,331,217
*	XenoPort, Inc.	63,306	1,653,553
*	XOMA, Ltd.	138	91
	Young Innovations, Inc.	76,886	1,187,120
* #	Zila, Inc.	26,503	4,980
*	Zoll Medical Corp.	196,158	3,140,490
*	Zymogenetics, Inc.	2,337	9,932
Total Health Care			345,376,575

Industrials — (13.4%)
*	3-D Systems Corp.	190,387	1,142,322
*	A. T. Cross Co. Class A	73,055	188,482
#	AAON, Inc.	207,287	3,756,040
* #	AAR Corp.	46,800	848,952
*	ACCO Brands Corp.	177,655	341,098
*	Accuride Corp.	301,683	111,623
	Aceto Corp.	228,797	2,045,445

28

*	Active Power, Inc.	333,059	173,191
#	Administaff, Inc.	113,778	2,399,578
*	AeroCentury Corp.	8,166	73,902
*	Aerosonic Corp.	480	408
* #	AeroVironment, Inc.	76,348	2,829,457
*	Air Transport Services Group, Inc.	80,379	19,291
*	AirTran Holdings, Inc.	246,191	1,009,383
	Alamo Group, Inc.	90,749	1,138,900
	Albany International Corp. Class A	4,300	43,043
*	Allied Defense Group, Inc.	51,940	357,867
* #	Altra Holdings, Inc.	143,580	1,009,367
*	Amerco, Inc.	5,293	162,760
	American Ecology Corp.	176,798	3,527,120
*	American Locker Group, Inc.	32,200	29,785
	American Railcar Industries, Inc.	4,352	36,513
*	American Reprographics Co.	123,819	752,820
	American Science & Engineering, Inc.	88,885	6,933,030
* #	American Superconductor Corp.	264,474	4,279,189
#	American Woodmark Corp.	129,528	1,949,396
#	Ameron International Corp.	79,595	3,967,811
	Ampco-Pittsburgh Corp.	86,200	1,593,838
* #	AMREP Corp.	60,623	1,682,288
*	APAC Customer Services, Inc.	4,011	5,696
	Apogee Enterprises, Inc.	255,606	2,619,962
* #	Applied Energetics, Inc.	1,516	424
	Applied Signal Technologies, Inc.	122,704	2,152,228
*	Argan, Inc.	10,464	116,150
*	Argon ST, Inc.	216,502	4,143,848
#	Arkansas Best Corp.	162,953	3,811,471
*	Arotech Corp.	99,723	42,881
	Art’s-Way Manufacturing Co., Inc.	200	680
* #	Astec Industries, Inc.	198,740	4,883,042
*	Astronics Corp.	68,636	518,888
*	Astronics Corp. Class B	17,159	145,852
*	Avalon Holding Corp. Class A	20,575	37,035
*	Avis Budget Group, Inc.	86,238	59,504
* #	Axsys Technologies, Inc.	101,363	4,328,200
* #	AZZ, Inc.	119,452	2,675,725
#	Badger Meter, Inc.	232,440	5,483,260
*	Baker (Michael) Corp.	85,237	2,979,886
*	Baldwin Technology Co., Inc. Class A	2,160	2,484
	Barrett Business Services, Inc.	92,843	913,575
* #	Beacon Roofing Supply, Inc.	188,843	2,403,971
*	Blount International, Inc.	325,962	2,731,562
* #	BlueLinx Holdings, Inc.	11,916	28,360
	Bowne & Co., Inc.	216,854	607,192
*	Breeze-Eastern Corp.	98,241	766,280
#	Briggs & Stratton Corp.	26	385
*	BTU International, Inc.	74,894	298,078
* #	Builders FirstSource, Inc.	2,643	3,251
*	Butler International, Inc.	1	—
#	C&D Technologies, Inc.	230,400	686,592
*	CAI International, Inc.	75	169
* #	Cano Petroleum, Inc.	1,730	1,073
* #	Capstone Turbine Corp.	7,331	6,378

29

	Cascade Corp.	109,805	2,513,436
*	Casella Waste Systems, Inc. Class A	190,472	525,703
* #	CBIZ, Inc.	625,224	5,083,071
	CDI Corp.	56,357	604,147
*	CECO Environmental Corp.	986	2,317
*	Celadon Group, Inc.	200,675	1,569,279
*	Cenveo, Inc.	636	2,512
* #	Ceradyne, Inc.	34,137	779,006
	Champion Industries, Inc.	49,042	137,318
	Chase Corp.	76,372	836,273
	Chicago Rivet & Machine Co.	20,000	239,000
	CIRCOR International, Inc.	106,080	2,360,280
*	Coleman Cable, Inc.	1,786	6,251
*	Columbus McKinnon Corp.	184,400	2,345,568
*	Comforce Corp.	80,066	133,710
	Comfort Systems USA, Inc.	399,935	4,091,335
*	Commercial Vehicle Group, Inc.	211,435	211,435
*	Competitive Technologies, Inc.	102,100	117,415
	CompX International, Inc.	14,716	83,293
*	COMSYS IT Partners, Inc.	4,801	9,602
*	Conrad Industries, Inc.	18,700	93,500
*	Consolidated Graphics, Inc.	84,422	1,360,038
*	Cornell Companies, Inc.	147,824	2,255,794
*	Corrpro Companies, Inc.	37,900	16,297
* #	CoStar Group, Inc.	33,696	998,076
*	Covanta Holding Corp.	1	13
*	Covenant Transport Group Class A	91,000	165,620
*	CPI Aerostructures, Inc.	47,933	239,665
*	CRA International, Inc.	109,268	2,295,721
	Cubic Corp.	82,897	2,251,483
	Deluxe Corp.	67,600	779,428
	Diamond Management & Technology Consultants, Inc.	254,388	661,409
*	Document Securities Systems, Inc.	1,070	1,969
* #	Dollar Thrifty Automotive Group, Inc.	536,758	622,639
*	Double Eagle Petroleum Co.	268	1,570
	Ducommun, Inc.	99,023	1,875,496
*	Duff & Phelps Corp.	9,600	137,184
*	DXP Enterprises, Inc.	67,332	914,369
*	Dynamex, Inc.	98,300	1,089,164
	Dynamic Materials Corp.	34,064	413,537
#	Eastern Co.	53,459	589,118
	Ecology & Environment, Inc. Class A	20,492	257,994
	Electro Rent Corp.	238,205	2,524,973
#	Encore Wire Corp.	219,225	3,619,405
* #	Ener1, Inc.	2	9
*	Energy Focus, Inc.	838	813
* #	EnerNOC, Inc.	12,800	133,632
*	EnerSys	29,548	269,182
*	ENGlobal Corp.	238,669	739,874
	Ennis, Inc.	227,402	2,544,628
* #	EnPro Industries, Inc.	197,900	3,621,570
*	Environmental Tectonics Corp.	60,400	72,480
	Espey Manufacturing & Electronics Corp.	35,700	602,616
*	Exide Technologies	49,570	179,939
*	Exponent, Inc.	138,302	3,391,165

30

*	ExpressJet Holdings, Inc.	49,740	78,589
	EXX, Inc. Class A	15,725	11,479
	EXX, Inc. Class B	5,105	919
	Federal Signal Corp.	467,647	3,156,617
*	First Aviation Services, Inc.	1,700	1,190
* #	Flanders Corp.	254,700	1,039,176
*	Flow International Corp.	152,714	236,707
*	Fortune Industries, Inc.	25	11
#	Forward Air Corp.	180,225	3,651,359
	Franklin Electric Co., Inc.	4,849	126,026
	Freightcar America, Inc.	31,184	597,174
	Frozen Food Express Industries, Inc.	161,875	666,925
* #	Fuel Tech, Inc.	78,086	781,641
* #	FuelCell Energy, Inc.	143,908	555,485
* #	Furmanite Corp.	332,038	1,235,181
	G & K Services, Inc. Class A	149,828	2,764,327
*	Gencor Industries, Inc.	300	2,376
	GenCorp, Inc.	4,499	13,047
*	General Employment Enterprises, Inc.	78	20
* #	GeoEye, Inc.	146,037	2,519,138
*	GeoPetro Resources Co.	123	85
*	Global Cash Access, Inc.	1,975	5,352
#	Gorman-Rupp Co.	165,285	4,231,296
*	GP Strategies Corp.	152,856	597,667
	Graham Corp.	65,200	649,392
	Great Lakes Dredge & Dock Corp.	41,671	139,181
	Greenbrier Companies, Inc.	149,800	831,390
*	Griffon Corp.	482,883	4,804,686
	Hardinge, Inc.	102,200	444,570
*	Hawaiian Holdings, Inc.	520,782	2,119,583
#	Healthcare Services Group, Inc.	410,100	6,282,732
	HEICO Corp. Class A	82,451	2,398,500
#	Heidrick & Struggles International, Inc.	165,119	2,509,809
*	Henry Bros. Electronics, Inc.	29,514	167,492
*	Herley Industries, Inc.	127,372	1,418,924
*	Hill International, Inc.	317,228	1,744,754
	Hi-Shear Technology Corp.	65,001	585,009
	HNI Corp.	728	9,617
* #	Hoku Scientific, Inc.	22,614	57,666
#	Horizon Lines, Inc. Class A	402	1,383
#	Houston Wire & Cable Co.	34,065	243,565
*	HQ Sustainable Maritime Industries, Inc.	1,995	14,264
*	Hudson Highland Group, Inc.	2,011	4,947
*	Hudson Technologies, Inc.	20,484	30,726
* #	Hurco Companies, Inc.	54,770	776,639
*	Huttig Building Products, Inc.	161,870	56,655
* #	ICF International, Inc.	38,636	916,832
*	ICT Group, Inc.	52,478	203,615
*	II-VI, Inc.	95,442	1,797,173
*	InnerWorkings, Inc.	186,378	616,911
*	Innotrac Corp.	156,400	175,168
	Innovative Solutions & Support, Inc.	167,628	521,323
* #	Insituform Technologies, Inc. Class A	196,867	3,693,225
	Insteel Industries, Inc.	36,737	282,875
*	Integrated Electrical Services, Inc.	146,502	1,211,572

31

*	Interline Brands, Inc.	252,827	2,022,616
	International Shipholding Corp.	64,625	1,389,438
*	Intersections, Inc.	163,946	609,879
*	JPS Industries, Inc.	24,500	119,438
*	Kadant, Inc.	106,811	1,072,382
	Kaman Corp. Class A	237,610	4,535,975
	Kelly Services, Inc. Class A	1,073,502	9,725,928
	Kelly Services, Inc. Class B	518	7,278
*	Kenexa Corp.	2,004	13,607
*	Key Technology, Inc.	49,705	659,088
*	Kforce, Inc.	392,320	2,452,000
#	Knoll, Inc.	203,329	1,386,704
*	Korn/Ferry International	253,000	2,378,200
*	K-Tron International, Inc.	54,706	3,922,967
* #	L.B. Foster Co. Class A	103,703	2,736,722
	L.S. Starrett Co. Class A	49,411	743,141
*	LaBarge, Inc.	173,450	1,920,092
*	Ladish Co., Inc.	115,716	1,315,691
	Lawson Products, Inc.	80,960	1,547,955
* #	Layne Christensen Co.	146,555	2,312,638
*	Learning Tree International, Inc.	165,855	1,456,207
*	LECG Corp.	6,401	20,931
*	LGL Group, Inc.	44,834	69,493
*	Limco-Piedmont, Inc.	2,800	8,624
*	LMI Aerospace, Inc.	106,076	1,197,598
	LSI Industries, Inc.	218,232	992,956
*	Lydall, Inc.	141,300	521,397
*	M&F Worldwide Corp.	85,330	904,498
*	Mac-Gray Corp.	116,200	752,395
*	Magnetek, Inc.	307,119	614,238
* ●	MAIR Holdings, Inc. Escrow Shares	151,940	71,412
*	Manitex International, Inc.	6,450	6,837
*	Marten Transport, Ltd.	206,500	3,646,790
*	Maxco, Inc.	18,800	62,228
	McGrath Rentcorp	239,521	5,022,755
*	Meadow Valley Corp.	22,900	143,125
* #	Media Sciences International, Inc.	11,400	4,218
*	Medialink Worldwide, Inc.	59,209	5,329
*	Merrimac Industries, Inc.	20,512	46,152
* #	Mesa Air Group, Inc.	331,800	49,770
#	Met-Pro Corp.	233,961	2,564,213
*	MFRI, Inc.	46,934	230,915
*	Microvision, Inc.	3,741	5,986
* #	Middleby Corp.	59,160	1,370,146
*	Miller Industries, Inc.	34,193	187,378
*	Misonix, Inc.	62,750	67,770
*	Mobile Mini, Inc.	128,085	1,618,994
*	Moore Handley, Inc.	1,500	863
	Mueller (Paul) Co.	26,300	789,000
	Mueller Water Products, Inc.	1	7
	Multi-Color Corp.	101,404	1,115,444
	NACCO Industries, Inc. Class A	17,365	555,506
*	Nashua Corp.	54,500	165,135
*	National Patent Development Corp.	109,400	142,220
	National Technical Systems, Inc.	94,089	376,356

32

* #	Navigant Consulting, Inc.	77,412	1,109,314
*	NCI Building Systems, Inc.	130,500	1,512,495
*	North America Galvanizing & Coatings, Inc.	151,277	565,776
* #	Odyssey Marine Exploration, Inc.	448,045	1,769,778
	Omega Flex, Inc.	102,151	1,593,556
*	On Assignment, Inc.	199,121	921,930
*	Orbit International Corp.	14,582	31,497
*	Orion Marine Group, Inc.	15,718	155,608
*	P.A.M. Transportation Services, Inc.	96,745	483,725
	Pacer International, Inc.	90,089	774,765
*	Paragon Technologies, Inc.	39,425	95,803
*	Park-Ohio Holdings Corp.	111,527	410,419
*	Patrick Industries, Inc.	48,300	26,807
*	Patriot Transportation Holding, Inc.	30,701	2,112,536
*	Pemco Aviation Group Inc	66	102
*	PGT, Inc.	32,050	31,986
*	Pike Electric Corp.	52,325	588,656
*	Pinnacle Airlines Corp.	182,789	365,578
*	Plug Power, Inc.	677,284	609,556
*	PMFG, Inc.	125,088	875,616
	Portec Rail Products, Inc.	4,656	33,896
*	Powell Industries, Inc.	110,356	2,635,301
*	Power-One, Inc.	6,377	6,505
	Preformed Line Products Co.	50,880	1,493,837
*	PRG-Schultz International, Inc.	620	1,941
* #	Protection One, Inc.	30,663	87,390
	Providence & Worcester Railroad Co.	15,612	213,182
*	Quality Distribution, Inc.	4,546	10,592
	Quixote Corp.	92,389	388,958
#	Raven Industries, Inc.	328,169	7,157,366
* #	RBC Bearings, Inc.	117,752	2,152,507
*	RCM Technologies, Inc.	112,993	136,157
*	Republic Airways Holdings, Inc.	163,944	1,342,701
*	Rush Enterprises, Inc. Class A	239,334	2,177,939
*	Rush Enterprises, Inc. Class B	116,388	1,027,706
*	Saia, Inc.	112,832	1,206,174
	Schawk, Inc.	244,071	1,986,738
* #	School Specialty, Inc.	190,069	3,136,139
*	Schuff International, Inc.	53,200	704,900
	Servidyne, Inc.	19,750	43,253
	Servotronics, Inc.	24,804	144,483
*	SIFCO Industries, Inc.	45,830	280,480
*	Simclar, Inc.	23,400	6,903
	SkyWest, Inc.	576,826	9,027,327
*	SL Industries, Inc.	68,085	408,510
*	SmartPros, Ltd.	38,973	105,227
*	SPACEHAB, Inc.	6,182	1,916
*	Sparton Corp.	6,900	12,903
*	Spherion Corp.	474,893	679,097
*	Spherix, Inc.	135,335	60,901
* #	Spire Corp.	87,042	427,376
*	Standard Parking Corp.	170,782	3,268,767
#	Standard Register Co.	44,911	326,503
	Standex International Corp.	116,377	1,786,387
*	Stanley, Inc.	20,083	607,712

33

*	Sterling Construction Co., Inc.	62,130	1,113,370
#	Sun Hydraulics, Inc.	160,570	2,472,778
	Supreme Industries, Inc.	101,505	121,806
	Sypris Solutions, Inc.	167,114	212,235
#	TAL International Group, Inc.	217,127	2,275,491
*	Taleo Corp. Class A	9,954	83,912
*	Taser International, Inc.	107,046	542,723
* #	Team, Inc.	156,000	3,081,000
*	TeamStaff, Inc.	3,862	6,199
	Tech/Ops Sevcon, Inc.	60,800	139,232
	Technology Research Corp.	57,021	105,489
	Tecumseh Products Co. Class A	123,298	1,011,044
*	Tecumseh Products Co. Class B	9,600	78,720
*	TeleTech Holdings, Inc.	7,240	58,572
#	Tennant Co.	184,600	2,499,484
* #	The Advisory Board Co.	40,846	714,805
*	Thomas Group, Inc.	307	154
#	Titan International, Inc.	325,861	2,528,681
	Todd Shipyards Corp.	55,595	778,330
*	Trailer Bridge, Inc.	42,500	153,425
*	TRC Companies, Inc.	179,330	521,850
	Tredegar Industries, Inc.	337,450	5,567,925
*	Trex Co., Inc.	144,000	2,129,760
#	Triumph Group, Inc.	14,909	675,080
*	TrueBlue, Inc.	53,562	455,277
*	Tufco Technologies, Inc.	6,498	22,483
	Twin Disc, Inc.	127,300	836,361
*	U.S. Home Systems, Inc.	653	1,051
*	Ultralife Corp.	72,011	576,808
#	Universal Forest Products, Inc.	76,978	1,616,538
*	Universal Power Group, Inc.	18,016	29,546
*	Universal Security Instruments, Inc.	197	762
*	Universal Truckload Services, Inc.	52,823	652,892
*	UQM Technologies, Inc.	2,007	3,251
*	US Airways Group, Inc.	18	102
*	USA Truck, Inc.	65,486	944,308
* #	Valence Technology, Inc.	67,400	117,276
	Valpey Fisher Corp.	36,360	52,904
*	Versar, Inc.	34,351	125,381
	Viad Corp.	194,613	4,326,247
#	Vicor Corp.	299,495	1,413,616
*	Volt Information Sciences, Inc.	222,656	1,186,756
	VSE Corp.	33,772	971,283
	Wabash National Corp.	301,940	851,471
*	WCA Waste Corp.	140,080	298,370
*	Willdan Group, Inc.	131	245
*	Willis Lease Finance Corp.	68,261	644,384
* #	YRC Worldwide, Inc.	38,971	112,236
*	Zareba Systems, Inc.	750	1,943
Total Industrials			363,105,625

Information Technology — (16.5%)
*	3Com Corp.	2	5
* #	Acacia Research	280,483	886,326
* #	Access Integrated Technologies, Inc.	1,512	1,005

34

*	ACI Worldwide, Inc.	94,242	1,601,172
*	Acme Packet, Inc.	50,497	222,187
*	Acorn Factor, Inc.	10,025	24,160
*	Actel Corp.	258,084	2,327,918
*	ActivIdentity Corp.	433,354	966,379
*	Actuate Corp.	599,387	2,133,818
	Acxiom Corp.	575,380	5,471,864
*	Adaptec, Inc.	184,665	515,215
*	ADC Telecommunications, Inc.	68,200	345,774
*	ADDvantage Technologies Group, Inc.	84,803	156,038
*	Adept Technology, Inc.	25,588	76,508
*	Advanced Analogic Technologies, Inc.	3,129	9,418
* #	Advanced Energy Industries, Inc.	402,909	3,618,123
* #	Advanced Photonix, Inc.	65,272	68,536
* #	Advent Software, Inc.	40,652	887,433
*	Aehr Test Systems	42,605	62,203
*	Aetrium, Inc.	767	1,181
	Agilysys, Inc.	169,595	605,454
*	Airspan Networks, Inc.	51,891	8,303
*	Airvana, Inc.	41,170	209,555
* ●	Allen Organ Co. Escrow Shares	4,700	42,711
*	Allied Motion Technologies, Inc.	34,580	69,852
*	American Commercial Lines, Inc.	21,856	88,298
	American Software, Inc. Class A	237,800	986,870
*	Amtech Systems, Inc.	62,270	251,571
* #	Anadigics, Inc.	111,910	227,177
*	Analysts International Corp.	190,092	79,839
*	Anaren, Inc.	130,802	1,546,080
*	Applied Micro Circuits Corp.	660,413	2,641,652
*	Ariba, Inc.	11	84
*	Art Technology Group, Inc.	1,005,130	1,718,772
*	Aruba Networks, Inc.	12,915	34,483
*	Astea International, Inc.	21,160	49,514
	Astro-Med, Inc.	68,027	475,509
*	Asyst Technologies, Inc.	476,594	128,680
	Atlantic Tele-Network, Inc.	65,445	1,407,068
* #	ATMI, Inc.	25,691	347,085
*	Authentidate Holding Corp.	272,845	68,211
*	Autobytel, Inc.	391,202	140,833
*	Avanex Corp.	692	1,301
* #	Avid Technology, Inc.	114,915	1,150,299
*	Aviza Technology, Inc.	111,651	22,219
*	Avocent Corp.	2	29
*	Aware, Inc.	78,144	175,043
*	Axcelis Technologies, Inc.	1,005,230	286,491
*	Axesstel, Inc.	78,569	29,856
*	AXT, Inc.	289,963	403,049
* #	Bankrate, Inc.	179,072	5,973,842
* #	BearingPoint, Inc.	29,921	44,882
	Bel Fuse, Inc. Class A	35,250	495,263
	Bel Fuse, Inc. Class B	93,906	1,431,127
*	Bell Microproducts, Inc.	228,950	206,055
*	BigBand Networks, Inc.	116,974	590,719
*	Bitstream, Inc.	81,600	399,024
#	Black Box Corp.	261,124	5,700,337

35

#	Blackbaud, Inc.	76,033	846,247
*	Blonder Tongue Laboratories, Inc.	76,200	72,771
*	Blue Coat Systems, Inc.	231,146	2,216,690
	Bogen Communications International, Inc.	64,200	234,330
* #	Bookham, Inc.	692,066	256,064
* #	Borland Software Corp.	698,336	432,968
*	Bottomline Technologies, Inc.	252,084	1,683,921
*	Brightpoint, Inc.	52,893	247,539
*	BSQUARE Corp.	87,489	217,848
* #	Cabot Microelectronics Corp.	234,301	5,332,691
*	CalAmp Corp.	221,484	214,839
*	California Micro Devices Corp.	69,454	148,632
*	Callidus Software, Inc.	250,788	657,065
*	CallWave, Inc.	182,541	135,080
*	Cascade Microtech, Inc.	9,900	30,591
	Cass Information Systems, Inc.	36,620	873,021
*	Catapult Communications Corp.	118,960	820,824
* #	Cavium Networks, Inc.	114,240	1,039,584
*	CEVA, Inc.	187,703	1,282,011
*	Checkpoint Systems, Inc.	93,186	834,015
*	Chordiant Software, Inc.	301,278	708,003
*	Chyron International Corp.	315	410
*	Ciber, Inc.	320,766	1,398,540
*	Cirrus Logic, Inc.	659,171	1,858,862
*	Clarus Corp.	138,650	582,330
*	Clearfield, Inc.	41,400	49,680
#	Cognex Corp.	231,298	3,020,752
	Cohu, Inc.	157,211	1,568,966
*	Comarco, Inc.	72,455	68,832
* # ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	91,400	676,360
* #	CommVault Systems, Inc.	107,613	1,428,025
*	Computer Task Group, Inc.	178,200	545,292
* #	ComScore, Inc.	21,438	270,333
*	Concurrent Computer Corp.	10,110	40,036
*	Conexant Systems, Inc.	26,618	17,568
* #	Constant Contact, Inc.	25,539	389,981
* #	Convera Corp.	2,214	355
*	CPI International, Inc.	5,113	39,217
*	Cray, Inc.	76,752	147,364
*	CSG Systems International, Inc.	146,655	2,126,498
*	CSP, Inc.	78,328	255,741
	CTS Corp.	147,210	756,659
*	CVD Equipment Corp.	31,867	101,974
*	CyberOptics Corp.	56,931	319,383
*	CyberSource Corp.	2	24
* #	Cymer, Inc.	72,380	1,476,552
#	Daktronics, Inc.	201,959	1,742,906
*	Data I/O Corp.	77,000	191,730
*	Datalink Corp.	49,000	169,050
	Dataram Corp.	83,150	104,769
*	Datawatch Corp.	18,488	27,917
*	DDi Corp.	83,350	281,723
* #	DealerTrack Holdings, Inc.	102,752	1,170,345
*	Dice Holdings, Inc.	1,600	4,576

36

*	Digi International, Inc.	239,351	1,819,068
*	Digimarc Corp.	60,380	576,025
*	Digital Angel Corp.	39,154	24,667
*	Ditech Networks, Inc.	316,660	303,994
*	DivX, Inc.	44,208	222,366
*	Dot Hill Systems Corp.	415,566	205,705
*	Double-Take Software, Inc.	56,571	428,242
*	DSP Group, Inc.	271,985	1,770,622
* #	DTS, Inc.	178,253	2,424,241
*	Dycom Industries, Inc.	89,206	607,493
*	Dynamics Research Corp.	82,812	577,200
* #	EarthLink, Inc.	655,492	4,935,855
*	Easylink Services International Corp.	13,900	27,105
*	Ebix, Inc.	24,758	506,549
* #	Echelon Corp.	395,168	2,924,243
*	EDCI Holdings, Inc.	62,230	249,542
*	EDGAR Online, Inc.	80,827	84,060
*	Edgewater Technology, Inc.	87,868	246,030
*	EFJohnson Technologies, Inc.	1,848	2,273
*	Elecsys Corp.	31,697	129,958
*	Electro Scientific Industries, Inc.	83,371	526,905
*	Electroglas, Inc.	192,800	26,992
*	Electronics for Imaging, Inc.	71,637	636,853
	Electro-Sensors, Inc.	3,450	9,764
*	Elixir Gaming Technologies, Inc.	3,178	413
*	eLoyalty Corp.	106,780	322,476
* #	EMCORE Corp.	459,541	606,594
*	EMS Technologies, Inc.	151,599	3,638,376
*	Emulex Corp.	143,129	817,267
*	En Pointe Technologies, Inc.	57,200	45,760
*	Endwave Corp.	907	1,814
*	Entegris, Inc.	4,670,814	6,492,431
*	Entorian Technologies, Inc.	445,218	104,582
*	Entrust, Inc.	212,939	319,409
*	Epicor Software Corp.	560,873	1,985,490
*	EPIQ Systems, Inc.	289,576	5,131,287
*	ePlus, Inc.	56,073	594,654
*	Euronet Worldwide, Inc.	55,300	555,765
*	Evans & Sutherland Computer Corp.	99,891	44,951
*	Evolving Systems, Inc.	71,600	73,748
*	Exar Corp.	395,970	2,680,717
*	Extreme Networks, Inc.	9,480	16,780
*	FalconStor Software, Inc.	519,514	1,657,250
*	Faro Technologies, Inc.	136,378	2,048,398
*	FEI Co.	92,776	1,688,523
* #	Finisar Corp.	636	324
*	Forgent Networks, Inc.	155,036	34,108
* #	Forrester Research, Inc.	224,649	4,690,671
*	FortuNet, Inc.	5,362	8,311
	Frequency Electronics, Inc.	81,600	257,040
*	FSI International, Inc.	276,071	106,287
*	Gerber Scientific, Inc.	213,989	671,925
	Gevity HR, Inc.	42,060	84,541
*	Giga-Tronics, Inc.	33,725	36,086
*	GigOptix, Inc.	6,732	6,665

37

*	Globecomm Systems, Inc.	83,337	427,519
*	Glu Mobile, Inc.	500	255
*	Goldleaf Financial Solutions, Inc.	1,387	971
*	GSE Systems, Inc.	117,306	712,047
*	GSI Technology, Inc.	23,012	59,371
*	GTSI Corp.	88,426	477,058
*	Guidance Software, Inc.	354	1,211
*	Hackett Group, Inc.	399,644	1,123,000
*	Halifax Corp.	6,350	3,302
*	Harmonic, Inc.	768,602	3,958,300
*	Harris Stratex Networks, Inc. Class A	16,914	116,707
*	Hauppauge Digital, Inc.	780	1,061
#	Heartland Payment Systems, Inc.	8,635	78,319
*	hi/fn, inc.	127,506	401,006
*	Hutchinson Technology, Inc.	232,731	737,757
*	Hypercom Corp.	538,300	818,216
*	I.D. Systems, Inc.	2,324	8,901
* #	i2 Technologies, Inc.	205,275	1,280,916
* #	iBasis, Inc.	2,799	2,575
*	iCAD, Inc.	37,500	45,750
*	iGATE Capital Corp.	525,324	2,148,575
* #	iGo, Inc.	2,297	1,815
*	Ikanos Communications, Inc.	35,141	45,332
*	I-many, Inc.	320,660	125,025
#	Imation Corp.	92,038	896,450
	Imergent, Inc.	114,687	527,560
*	Immersion Corp.	243,859	1,265,628
*	InFocus Corp.	357,788	271,919
	infoGROUP, Inc.	126,904	468,276
	InfoSpace, Inc.	302,720	2,424,787
*	Innodata Isogen, Inc.	241,606	541,197
*	Insight Enterprises, Inc.	1,249,513	6,472,477
*	InsWeb Corp.	12,966	30,081
	Integral Systems, Inc.	205,300	2,243,929
*	Integrated Silicon Solution, Inc.	209,476	356,109
*	Intelli-Check, Inc.	978	1,174
*	Intelligent Systems Corp.	42,582	42,582
*	Intelligroup, Inc.	116,800	175,200
*	Interactive Intelligence, Inc.	146,489	1,006,379
* #	Internap Network Services Corp.	14,808	39,834
*	Internet Brands, Inc.	67,300	334,481
*	Internet Capital Group, Inc.	368,125	1,586,619
*	Interphase Corp.	508	795
*	Interwoven, Inc.	434,529	6,852,522
*	Intest Corp.	84,141	22,297
*	Intevac, Inc.	164,964	722,542
*	IntriCon Corp.	53,872	202,020
*	INX, Inc.	43,500	212,280
*	iPass, Inc.	380,440	483,159
*	iPCS, Inc.	21,645	107,359
* #	IPG Photonics Corp.	197,974	1,902,530
*	Isilon Systems, Inc.	68,958	191,014
*	Iteris, Inc.	52,380	73,332
* #	Ixia	390,636	2,078,184
	IXYS Corp.	314,624	2,155,174

38

*	Jaco Electronics, Inc.	63,009	46,627
*	JDA Software Group, Inc.	266,911	2,989,403
*	Jupitermedia Corp.	268,744	137,059
	Keithley Instruments, Inc.	1,142	3,963
* #	Kemet Corp.	666,900	140,049
*	Key Tronic Corp.	780	913
*	Keynote Systems, Inc.	113,450	992,688
*	Kopin Corp.	672,020	1,061,792
*	Kowabunga!, Inc.	5,167	1,137
*	Kratos Defense & Security Solutions, Inc.	32,580	38,444
*	Kulicke & Soffa Industries, Inc.	52,936	80,992
*	KVH Industries, Inc.	89,570	515,028
* #	L-1 Identity Solutions, Inc.	2,298,633	16,665,089
*	Lantronix, Inc.	272	185
*	LaserCard Corp.	120,978	399,227
*	Lattice Semiconductor Corp.	1,053,119	1,621,803
*	Leadis Technolgies, Inc.	4,837	1,838
*	LeCroy Corp.	115,888	266,542
*	LightPath Technologies, Inc.	8,650	7,742
*	Lionbridge Technologies, Inc.	4,423	7,961
*	Littlefuse, Inc.	204,498	3,128,819
*	Logic Devices, Inc.	45,800	25,190
*	LogicVision, Inc.	60,980	75,615
*	Logility, Inc.	130,102	606,275
*	LoJack Corp.	18,096	68,765
*	LookSmart, Ltd.	1,826	2,502
*	Loral Space & Communications, Inc.	72,281	954,832
*	LTX-Credence Corp.	1,217,865	353,181
*	Luna Innovations, Inc.	17,526	23,310
*	Magma Design Automation, Inc.	3,049	3,506
*	Management Network Group, Inc.	107,667	44,143
* #	Manhattan Associates, Inc.	243,170	3,730,228
	Marchex, Inc. Class B	16,284	81,583
* #	Mastec, Inc.	598,700	6,364,181
*	Mastech Holdings, Inc.	308	576
*	Mattson Technology, Inc.	20,463	20,054
#	Maximus, Inc.	192,800	7,164,448
*	Maxwell Technologies, Inc.	125,013	585,061
*	Measurement Specialties, Inc.	5,200	26,416
*	Mechanical Technology, Inc.	273	426
	MedQuist, Inc.	34,644	68,942
*	Mentor Graphics Corp.	83,540	389,296
*	Mercury Computer Systems, Inc.	196,106	1,170,753
*	Merix Corp.	185,600	66,816
	Mesa Laboratories, Inc.	31,485	632,849
	Methode Electronics, Inc.	216,662	1,000,978
#	Micrel, Inc.	527,371	4,008,020
*	MicroStrategy, Inc.	34,867	1,349,353
*	Microtune, Inc.	16,798	28,725
* #	Midway Games, Inc.	13,415	3,354
*	Mindspeed Technologies, Inc.	1,695	1,517
*	MIPS Technologies, Inc.	433,092	727,595
*	MIVA, Inc.	2,596	467
	Mocon, Inc.	63,275	522,652
*	ModusLink Global Solutions, Inc.	174,778	407,233

39

* #	Monolithic Power Systems	283,490	3,444,404
* #	MoSys, Inc.	128,298	266,860
*	MPS Group, Inc.	201,692	1,220,237
* #	MRV Communications, Inc.	1,232,392	628,520
*	MSC.Software Corp.	244,802	1,424,748
*	MTM Technologies, Inc.	2,780	1,779
#	MTS Systems Corp.	171,251	4,485,064
*	Multi-Fineline Electronix, Inc.	170,881	3,166,425
*	Nanometrics, Inc.	126,071	166,414
*	Napco Security Technologies, Inc.	323,601	365,669
*	NCI, Inc.	50,704	1,521,120
*	NETGEAR, Inc.	83,754	931,344
* #	NetLogic Microsystems, Inc.	199,008	4,220,960
* #	NetScout Systems, Inc.	320,068	4,551,367
*	Network Engines, Inc.	348,071	174,036
*	Network Equipment Technologies, Inc.	10,106	31,632
*	Neutral Tandem, Inc.	2,531	40,091
*	Newport Corp.	113,520	607,332
	NIC, Inc.	606,425	3,238,310
*	Novatel Wireless, Inc.	2,402	13,307
*	Nu Horizons Electronics Corp.	129,666	203,576
*	NumereX Corp. Class A	53,804	160,874
* #	NYFIX, Inc.	214,349	192,914
	O.I. Corp.	23,902	221,333
*	Oculus Innovative Sciences, Inc.	219	361
*	OmniVision Technologies, Inc.	22,573	151,013
*	Omtool, Ltd.	30,770	23,078
* #	ON Semiconductor Corp.	76	317
*	Online Resources Corp.	110,423	348,937
*	Onvia, Inc.	16,247	65,150
	Openwave Systems, Inc.	200,859	146,627
*	Oplink Communications, Inc.	20,532	145,161
*	OPNET Technologies, Inc.	204,034	1,673,079
*	OpNext, Inc.	30,171	71,807
*	OPTi, Inc.	118,200	221,034
*	Optical Cable Corp.	48,605	138,038
*	Orbcomm, Inc.	75,641	124,051
* #	Orthovita, Inc.	167,499	484,072
*	OSI Systems, Inc.	156,242	2,285,820
*	Overland Storage, Inc.	122,200	48,880
* #	OYO Geospace Corp.	41,230	616,389
* #	Palm, Inc.	349,916	2,683,856
*	PAR Technology Corp.	132,150	598,640
#	Park Electrochemical Corp.	187,535	3,291,239
* #	ParkerVision, Inc.	99,458	178,030
*	PC Connection, Inc.	98,335	480,858
	PC-Tel, Inc.	184,520	1,191,999
*	PDF Solutions, Inc.	16,232	24,186
*	Peerless Systems Corp.	101,700	184,077
	Pegasystems, Inc.	342,478	4,647,426
*	Perceptron, Inc.	36,426	123,848
*	Perficient, Inc.	132,136	516,652
*	Performance Technologies, Inc.	117,475	371,221
*	Pericom Semiconductor Corp.	220,168	1,358,437
*	Pervasive Software, Inc.	187,580	679,040

40

*	Pfsweb, Inc.	24,219	25,914
*	Phoenix Technologies, Ltd.	220,138	567,956
*	Photronics, Inc.	390,426	620,777
*	Physicians Formula Holdings, Inc.	19,947	57,846
*	Pixelworks, Inc.	1	1
*	Planar Systems, Inc.	136,502	62,791
*	PlanetOut, Inc.	9,920	2,590
	Plantronics, Inc.	16,900	171,535
*	PLATO Learning, Inc.	196,730	273,455
*	Plexus Corp.	33,754	488,083
*	PLX Technology, Inc.	54,006	89,110
#	Power Integrations, Inc.	260,001	5,062,219
* #	Powerwave Technologies, Inc.	858,986	386,544
*	Presstek, Inc.	127,944	276,359
*	PROS Holdings, Inc.	2,600	15,626
	QAD, Inc.	307,841	788,073
	Qualstar Corp.	59,034	122,200
*	Quantum Corp.	1,897,857	967,907
*	QuickLogic Corp.	259,468	230,927
*	Rackable Systems, Inc.	14,842	58,329
*	Radiant Systems, Inc.	234,790	812,373
*	RadiSys Corp.	210,368	995,041
*	RAE Systems, Inc.	17,957	6,644
*	Ramtron International Corp.	232,136	394,631
*	RealNetworks, Inc.	1,366,618	3,853,863
#	Renaissance Learning, Inc.	292,233	2,112,845
* #	Research Frontiers, Inc.	6,000	18,600
	RF Industries, Ltd.	18,516	74,064
*	RF Micro Devices, Inc.	512,323	553,309
*	RF Monolithics, Inc.	83,600	57,684
	Richardson Electronics, Ltd.	131,104	489,018
* #	RightNow Technologies, Inc.	335,618	1,960,009
*	Rimage Corp.	91,177	1,195,330
* #	Rofin-Sinar Technologies, Inc.	60,497	1,021,794
*	Rogers Corp.	104,247	2,554,052
*	Rudolph Technologies, Inc.	267,647	752,088
*	S1 Corp.	545,090	3,635,750
*	Saba Software, Inc.	2,288	3,752
*	Safeguard Scientifics, Inc.	1,183,600	710,160
*	Sanmina-SCI Corp.	1,183,183	390,450
*	Sapient Corp.	729,720	3,108,607
* #	SatCon Technology Corp.	315,637	441,892
* #	SAVVIS, Inc.	132,515	845,446
* #	ScanSource, Inc.	237,698	4,449,707
*	Schmitt Industries, Inc.	17,800	74,760
*	Scientific Learning Corp.	104,159	207,276
*	SCM Microsystems, Inc.	127,744	320,637
*	SeaChange International, Inc.	265,482	1,571,653
*	Selectica Escrow Shares	261,300	—
*	Selectica, Inc.	261,300	162,267
*	Semitool, Inc.	189,911	526,053
*	Semtech Corp.	157,597	1,851,765
*	ShoreTel, Inc.	11,386	45,316
*	Sigma Designs, Inc.	22,983	234,886
*	Sigmatron International, Inc.	18,200	39,130

41

*	Silicon Image, Inc.	121,854	447,204
*	Silicon Storage Technology, Inc.	816,767	1,674,372
*	Simulations Plus, Inc.	123,672	133,566
*	Smith Micro Software, Inc.	122,577	649,658
*	Soapstone Networks, Inc.	138,942	343,187
*	Sonic Foundry, Inc.	241,339	164,111
* #	Sonic Solutions, Inc.	16,348	21,416
*	SonicWALL, Inc.	250,711	882,503
*	Sourcefire, Inc.	76,900	517,537
*	SourceForge, Inc.	5,367	5,367
*	Spansion, Inc.	35,600	2,385
*	Spectrum Control, Inc.	129,727	939,223
*	SPSS, Inc.	183,571	4,714,103
*	SRS Labs, Inc.	96,056	492,767
*	Standard Microsystems Corp.	214,865	2,975,880
	StarTek, Inc.	131,600	610,624
* #	STEC, Inc.	446,325	1,999,536
*	SteelCloud, Inc.	38,047	13,313
* #	Stratasys, Inc.	200,026	2,142,278
*	SumTotal Systems, Inc.	214,715	541,082
* #	Sunair Electronics, Inc.	46,583	69,875
*	Sunrise Telecom, Inc.	160,600	83,512
* #	Supertex, Inc.	128,300	2,911,127
*	SupportSoft, Inc.	145,399	274,804
*	Switch and Data Facilities Co.	1,006	6,921
*	Sycamore Networks, Inc.	543,481	1,277,180
* #	Sykes Enterprises, Inc.	403,892	6,749,035
*	Symmetricom, Inc.	449,992	1,669,470
* #	Synaptics, Inc.	87,775	2,068,857
*	Synchronoss Technologies, Inc.	54,645	465,029
*	SYNNEX Corp.	278,000	4,267,300
	Taitron Components, Inc.	9,373	9,045
*	Technical Communications Corp.	7,300	37,960
	Technitrol, Inc.	201	442
*	Technology Solutions Co.	22,600	23,730
*	TechTeam Global, Inc.	89,657	448,285
*	Techwell, Inc.	88,283	498,799
* #	Tekelec	90	1,118
* #	TeleCommunication Systems, Inc.	326,415	2,337,131
* #	Telkonet, Inc.	4,562	730
*	Telular Corp.	4,313	6,815
* #	Terremark Worldwide, Inc.	550,560	1,932,466
*	Tessco Technologies, Inc.	67,650	494,522
*	Tessera Technologies, Inc.	79,940	940,094
* #	The Knot, Inc.	28,318	194,828
	TheStreet.com, Inc.	236,680	646,136
*	Tier Technologies, Inc. Class B	169,900	985,420
*	TII Network Technologies, Inc.	57,160	40,584
*	TNS, Inc.	214,400	1,773,088
*	Tollgrade Communications, Inc.	128,895	742,435
*	Track Data Corp.	18,673	17,366
*	Transact Technologies, Inc.	90,009	352,835
*	Transcat, Inc.	42,500	226,100
*	Trans-Lux Corp.	7,545	4,074
*	Transwitch Corp.	313,220	131,552

42

* #	Travelzoo, Inc.	143,096	573,815
*	Trident Microsystems, Inc.	431	733
	Trio-Tech International	224	375
*	Triquint Semiconductor, Inc.	1,347,578	2,722,108
	Troy Group, Inc.	14,400	26,280
	TSR, Inc.	130,304	241,062
*	TTM Technologies, Inc.	353,127	2,129,356
* #	Tyler Technologies, Inc.	367,652	4,628,739
*	Ulticom, Inc.	386,764	2,223,893
* #	Ultimate Software Group, Inc.	243,491	3,352,871
*	Ultra Clean Holdings, Inc.	8,174	9,155
*	Ultratech, Inc.	177,477	1,987,742
*	Unica Corp.	98,069	480,538
	United Online, Inc.	732,564	4,483,292
* #	Universal Display Corp.	307,402	2,345,477
*	UTStarcom, Inc.	234,239	344,331
*	ValueClick, Inc.	1,585	9,906
*	Veeco Instruments, Inc.	38,380	185,375
* #	Viasat, Inc.	257,152	5,698,488
*	Vicon Industries, Inc.	45,650	262,031
*	Video Display Corp.	93,881	379,279
*	Vignette Corp.	240,367	1,675,358
*	Virage Logic Corp.	28,489	87,746
*	Virtusa Corp.	500	3,775
*	Vishay Intertechnology, Inc.	2,361,499	6,990,037
* #	Vocus, Inc.	150,219	2,292,342
*	Volterra Semiconductor Corp.	125,916	881,412
	Wayside Technology Group, Inc.	30,941	222,775
*	Web.com Group, Inc.	165,110	495,330
*	Websense, Inc.	67,536	756,403
*	Westell Technologies, Inc.	440,604	140,993
*	White Electronics Designs Corp.	168,557	655,687
* #	Wind River Systems, Inc.	256,842	2,047,031
*	Winland Electronics, Inc.	20,500	14,760
*	Wireless Ronin Technologies, Inc.	775	907
*	Wireless Telecom Group, Inc.	225,386	81,139
*	WPCS International, Inc.	14,126	28,252
* #	Wright Express Corp.	40,400	471,064
* #	X-Rite, Inc.	2,282	3,035
*	Zhone Technologies, Inc.	372,390	51,576
*	ZiLOG, Inc.	152,239	368,418
*	Zix Corp.	3,750	4,875
*	Zoran Corp.	205,084	1,218,199
*	Zygo Corp.	62,333	356,545
Total Information Technology			447,179,316

Materials — (3.3%)
#	A. Schulman, Inc.	248,233	3,760,730
	A.M. Castle & Co.	75,184	636,057
*	AEP Industries, Inc.	67,616	969,613
#	AMCOL International Corp.	271,602	3,935,513
*	American Pacific Corp.	74,238	581,284
#	American Vanguard Corp.	105,908	1,504,953
* #	Amerigon, Inc.	25,586	87,760
	Arch Chemicals, Inc.	231,263	5,182,604

43

	Balchem Corp.	158,512	3,539,573
* #	Basin Water, Inc.	97,289	87,560
*	Brush Engineered Materials, Inc.	32,475	407,886
*	Buckeye Technologies, Inc.	269,390	786,619
*	Bway Holding Co.	21,303	180,223
#	Calgon Carbon Corp.	82,982	1,043,084
*	Caraustar Industries, Inc.	258,224	54,227
	Chemtura Corp.	2,131,613	1,598,710
	Chesapeake Corp.	156,944	2,433
* #	Constar International, Inc.	123,077	3,692
*	Continental Materials Corp.	14,900	251,214
*	Core Molding Technologies, Inc.	48,931	102,266
	Deltic Timber Corp.	123,292	4,878,664
*	Detrex Corp.	10,200	38,505
#	Empire Resources, Inc.	774	697
	Ferro Corp.	300,005	1,188,020
	Flamemaster Corp.	189	1,087
*	Flotek Industries, Inc.	1,445	4,176
	Friedman Industries, Inc.	166,688	933,453
* #	General Moly, Inc.	3,240	2,916
	Georgia Gulf Corp.	230,383	216,560
#	Gibraltar Industries, Inc.	286,490	2,930,793
*	Graphic Packaging Holding Co.	143,903	125,196
*	H&E Equipment Services, Inc.	25,775	171,919
	Hawkins, Inc.	102,252	1,482,654
*	Haynes International, Inc.	284	5,189
* #	Headwaters, Inc.	211,397	957,628
* #	Hecla Mining Co.	142,924	378,749
*	ICO, Inc.	148,293	392,976
*	Impreso, Inc.	31,500	75,600
#	Innophos Holdings, Inc.	58,677	887,783
	Kaiser Aluminum Corp.	24,100	598,644
	KMG Chemicals, Inc.	1,408	7,322
	Koppers Holdings, Inc.	42,618	690,412
	Kronos Worldwide, Inc.	3,200	45,600
*	Landec Corp.	247,443	1,360,937
	Louisiana-Pacific Corp.	2,892,020	6,015,402
*	LSB Industries, Inc.	18,053	133,231
*	Material Sciences Corp.	138,299	193,619
*	Maxxam, Inc.	39,288	359,485
*	Metalico, Inc.	1,089	2,668
* #	Mines Management, Inc.	1,622	2,401
*	Mod-Pac Corp.	26,617	34,469
	Myers Industries, Inc.	295,900	1,855,293
*	Nanophase Technologies Corp.	1,441	1,196
	Neenah Paper, Inc.	58,067	390,791
#	NewMarket Corp.	41,013	1,291,910
	NL Industries, Inc.	234,189	2,707,225
	NN, Inc.	162,400	276,080
*	Northern Technologies International Corp.	36,846	285,188
* #	Northwest Pipe Co.	91,968	3,242,792
	Olympic Steel, Inc.	78,200	1,241,034
*	OM Group, Inc.	200,851	3,892,492
*	OMNOVA Solutions, Inc.	3,338	3,038
#	P.H. Glatfelter Co.	429,800	3,743,558

44

	Penford Corp.	85,554	740,898
*	PolyOne Corp.	316,503	648,831
	Quaker Chemical Corp.	98,329	1,121,934
*	Ready Mix, Inc.	10,563	14,260
*	Rock of Ages Corp.	34,100	63,597
*	Rosetta Resources, Inc.	523,601	3,178,258
	Schweitzer-Maudoit International, Inc.	146,820	3,141,948
*	Solitario Exploration & Royalty Corp.	2,939	3,821
	Spartech Corp.	290,589	921,167
#	Stepan Co.	85,071	3,121,255
*	Stillwater Mining Co.	240	996
*	Symyx Technologies, Inc.	121,592	583,642
	Synalloy Corp.	63,260	346,665
*	U.S. Concrete, Inc.	371,466	1,032,675
*	U.S. Energy Corp.	71,870	135,834
*	UFP Technologies, Inc.	11,800	62,658
*	United States Lime & Minerals, Inc.	61,645	1,297,627
*	Universal Stainless & Alloy Products, Inc.	55,374	802,923
	Vulcan International Corp.	8,251	318,076
	Wausau Paper Corp.	482,100	4,584,771
*	Webco Industries, Inc.	3,750	213,750
*	Williams Industries, Inc.	5,800	8,091
#	Zep, Inc.	56,103	616,572
Total Materials			90,723,602

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	ePresence, Inc. Escrow Shares	191,500	—
* ●	EquiMed, Inc.	132	—
* ●	iGo, Inc. Escrow Shares	11,200	—
* ●	Noel Group, Inc.	43,600	164
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
Total Other			2,390

Telecommunication Services — (0.9%)
#	Alaska Communications Systems Group, Inc.	419,255	3,500,779
	Arbinet-thexchange, Inc.	1,222	2,053
* #	Cbeyond, Inc.	75,675	1,191,125
*	Cincinnati Bell, Inc.	72,000	100,080
* #	Cogent Communications Group, Inc.	25,723	171,058
#	Consolidated Communications Holdings, Inc.	127,203	1,432,306
	D&E Communications, Inc.	133,862	935,695
	FairPoint Communications, Inc.	1,970	5,378
* #	FiberTower Corp.	3,733	541
*	General Communications, Inc. Class A	415,728	2,731,333
*	GoAmerica, Inc.	117	386
	Hickory Tech Corp.	123,688	730,996
	IDT Corp.	550,707	201,008
	IDT Corp. Class B	1,579,064	552,672
#	Iowa Telecommunications Services, Inc.	251,477	3,231,479
*	Lynch Interactive Corp.	1	1,769
*	Nexstar Broadcasting Group, Inc.	612	490
*	Occam Networks, Inc.	17,099	45,141
*	PAETEC Holding Corp.	4,387	5,922

45

*	Point.360	42,346	47,428
*	Premiere Global Services, Inc.	623,226	6,039,060
	Shenandoah Telecommunications Co.	36,856	898,549
*	Spark Networks, Inc.	37,151	91,020
	SureWest Communications	132,297	1,350,752
*	Terrestar Corp.	399	200
* #	USA Mobility, Inc.	70,682	747,109
	Warwick Valley Telephone Co.	19,541	172,938
*	Xeta Corp.	85,800	159,588
Total Telecommunication Services			24,346,855

Utilities — (1.8%)
*	AMEN Properties, Inc.	12,375	52,532
	American States Water Co.	165,279	5,713,695
	Artesian Resources Corp. Class A	3,800	59,432
*	Cadiz, Inc.	31,040	288,051
	California Water Service Group	2	87
	Central Vermont Public Service Corp.	124,300	2,809,180
#	CH Energy Group, Inc.	129,508	6,550,515
	Chesapeake Utilities Corp.	65,850	1,907,675
	Connecticut Water Services, Inc.	85,488	1,978,192
	Delta Natural Gas Co., Inc.	20,000	480,000
#	Empire District Electric Co.	300,150	5,330,664
	Energy West, Inc.	17,912	158,163
* #	Environmental Power Corp.	95,593	60,415
	Florida Public Utilities Co.	38,597	400,058
	Laclede Group, Inc.	2	91
	Maine & Maritimes Corp.	26,300	1,042,795
	MGE Energy, Inc.	205,779	6,595,217
	Middlesex Water Co.	115,548	1,912,319
	RGC Resources, Inc.	4,698	121,443
	SJW Corp.	176,422	4,743,988
	Southwest Water Co.	238,602	1,068,937
#	UIL Holdings Corp.	188,281	4,976,267
	Unitil Corp.	83,122	1,679,896
	York Water Co.	26,326	310,384
Total Utilities			48,239,996

TOTAL COMMON STOCKS			2,214,202,951

RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	90,551	—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	9
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* ●	Lantronix, Inc. Warrants 2008	65	—
* ●	Mossimo, Inc. Contingent Rights	149,150	—
* ●	Tengasco, Inc. Warrants	2,306	—
*	Valley National Bancorp Warrants 06/30/15	974	3,653
TOTAL RIGHTS/WARRANTS			3,662

46

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,522,286	11,522,286

SECURITIES LENDING COLLATERAL — (18.1%)
§ @	DFA Short Term Investment Fund LP	486,431,895	486,431,895

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $5,278,865 FHLMC 5.500%, 07/01/37, valued at $4,726,322) to be repurchased at $4,588,773	$4,589	4,588,662

TOTAL SECURITIES LENDING COLLATERAL			491,020,557

TOTAL INVESTMENTS - (100.0%)
(Cost $3,662,030,064)##			$2,716,749,456

47

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
	Amcor, Ltd.	1,413,233	$4,783,824
	Amcor, Ltd. Sponsored ADR	77,103	1,034,722
#	APN News & Media, Ltd.	526,344	661,623
	Australia & New Zealand Banking Group, Ltd.	3,302,749	27,407,208
	AXA Asia Pacific Holdings, Ltd.	1,686,544	4,983,128
#	Bendigo Bank, Ltd.	198,194	1,245,473
	BlueScope Steel, Ltd.	1,761,980	3,873,021
#	Boral, Ltd.	1,165,887	2,407,802
#	Caltex Australia, Ltd.	265,507	1,455,724
	Commonwealth Bank of Australia	2,119,091	36,005,828
#	Crown, Ltd.	171,766	594,192
#	CSR, Ltd.	2,414,935	2,137,656
	Downer EDI, Ltd.	522,335	1,161,375
#	Fairfax Media, Ltd.	2,026,771	1,779,757
	Foster’s Group, Ltd.	4,257,295	14,640,175
	Goodman Fielder, Ltd.	2,290,858	2,205,388
#	Harvey Norman Holdings, Ltd.	113,157	150,624
	Insurance Australia Group, Ltd.	2,728,706	6,665,975
	Lend Lease Corp., Ltd.	666,410	2,815,258
#	Macquarie Group, Ltd.	71,639	1,145,324
	Metcash, Ltd.	400,000	1,057,573
#	National Australia Bank, Ltd.	3,087,538	36,415,331
	Onesteel, Ltd.	1,520,970	2,290,041
	OZ Minerals, Ltd.	1,644,020	574,536
#	Qantas Airways, Ltd.	2,144,492	3,284,680
#	QBE Insurance Group, Ltd.	41,746	627,779
#	Seven Network, Ltd.	195,723	735,786
	Sims Metal Management, Ltd.	2	21
	Suncorp-Metway, Ltd.	1,364,610	6,359,170
	TABCORP Holdings, Ltd.	1,277,891	5,439,769
	Toll Holdings, Ltd.	206,171	706,720
	Washington H. Soul Pattinson & Co., Ltd.	113,801	620,866
	Wesfarmers, Ltd.	174,331	1,694,633

TOTAL — AUSTRALIA			176,960,982

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Erste Group Bank AG	303,609	4,559,914
	OMV AG	443,854	12,648,614
	Voestalpine AG	180,281	3,484,756

TOTAL — AUSTRIA			20,693,284

1

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Delhaize Group	201,237	12,931,541
#	Delhaize Group Sponsored ADR	52,900	3,393,535
#	Dexia SA	1,490,720	4,642,790
	Solvay SA	49,655	3,507,459
#	UCB SA	278,888	8,664,202
TOTAL COMMON STOCKS			33,139,527

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	116

TOTAL — BELGIUM			33,139,643

CANADA — (6.9%)
COMMON STOCKS — (6.9%)
	Addax Petroleum Corp.	34,300	548,241
	Astral Media, Inc. Class A	40,138	853,659
#	Bank of Montreal	364,600	9,886,198
	Barrick Gold Corp.	1,226,832	46,161,899
	BCE, Inc.	572,125	11,715,440
#	Canadian Pacific Railway, Ltd.	329,797	10,010,230
#	Canadian Tire Corp. Class A	166,647	5,558,297
	Canadian Utilities, Ltd. Class A	1,600	51,878
*	Celestica, Inc.	96,800	423,907
*	CGI Group, Inc.	572,389	4,635,126
	Cogeco Cable, Inc.	11,700	329,365
*	Domtar Corp.	315,000	475,229
	E-L Financial Corp., Ltd.	600	185,028
	Empire Co., Ltd. Class A	65,500	2,771,698
	EnCana Corp.	560,598	24,947,468
	Ensign Energy Services, Inc.	9,800	82,955
#	Fairfax Financial Holdings, Inc.	46,500	15,126,483
	George Weston, Ltd.	107,600	5,732,524
	Gerdau Ameristeel Corp.	403,761	2,377,292
	Goldcorp, Inc.	730,500	21,636,502
	Industrial Alliance Insurance & Financial Services, Inc.	140,300	2,257,386
#	ING Canada, Inc.	128,700	3,463,486
	Jean Coutu Group PJC, Inc. Class A	307,800	2,080,866
	Loblaw Companies, Ltd.	184,013	5,210,138
#	Magna International, Inc. Class A	243,268	6,810,512
#	Manitoba Telecom Services, Inc.	40,500	1,183,046
#	Manulife Financial Corp.	771,400	12,807,914
*	MDS, Inc.	166,464	1,303,204
	Methanex Corp.	23,300	180,130
	Metro, Inc. Class A	137,300	4,389,121
#	National Bank of Canada	254,700	7,107,714
#	Onex Corp.	168,200	2,330,453

2

	Petro-Canada	1,205,300	26,135,720
#	Power Corp. of Canada, Ltd.	456,696	7,876,959
	Quebecor, Inc. Class B	70,700	945,549
*	Sino-Forest Corp.	55,300	414,891
#	Sun Life Financial, Inc.	1,262,400	25,695,824
	Talisman Energy, Inc.	294,500	2,788,294
	Teck Cominco Class B	614,800	2,376,475
#	Thomson Reuters Corp.	404,700	9,900,917
#	Toronto Dominion Bank	304,700	9,889,549
#	TransCanada Corp.	412,302	11,088,864
*	Viterra, Inc.	381,473	2,877,574
#	Yamana Gold, Inc.	1,003,800	8,136,817

TOTAL — CANADA			320,760,822

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	A P Moller - Maersk A.S.	3,132	14,969,933
	Carlsberg A.S. Series B	133,750	4,419,654
#	Dampskibsselsk Torm A.S.	29,600	317,150
	Dampskibsselskabet Torm A.S. ADR	15,086	162,627
#	Danisco A.S.	107,780	3,956,115
	Danske Bank A.S.	965,053	9,691,296
*	Jyske Bank A.S.	93,150	2,110,734
	Sydbank A.S.	71,200	947,191

TOTAL — DENMARK			36,574,700

FINLAND — (0.8%)
COMMON STOCKS — (0.8%)
	Fortum Oyj	277,876	5,421,160
#	Kesko Oyj	152,447	3,747,415
	Outokumpu Oyj Series A	333,313	3,797,052
	Pohjola Bank P.L.C.	117,000	1,370,044
	Sampo Oyj	491,593	7,891,339
	Stora Enso Oyj Series R	1,044,151	6,362,603
	Stora Enso Oyj Sponsored ADR	91,500	558,150
	UPM-Kymmene Oyj	973,841	9,201,751
	UPM-Kymmene Oyj Sponsored ADR	69,300	649,341

TOTAL — FINLAND			38,998,855

FRANCE — (8.3%)
COMMON STOCKS — (8.3%)
#	Air France-KLM	250,260	2,393,716
	AXA SA	2,818,397	44,386,378
#	AXA SA Sponsored ADR	124,100	1,998,010
	BNP Paribas SA	1,615,427	61,670,350
	Capgemini SA	259,094	8,903,320
	Casino Guichard Perrachon SA	90,782	5,948,570
#	Ciments Francais SA	26,702	2,039,430
	CNP Assurances	72,302	4,812,087
#	Compagnie de Saint-Gobain	580,915	19,624,134

3

	Compagnie Generale des Establissements Michelin Series B	211,913	8,284,447
	Credit Agricole SA	1,759,114	21,294,491
	Euler Hermes SA	10,758	383,924
#	European Aeronautic Defence & Space Co.	676,746	11,778,892
#	France Telecom SA	829,338	18,584,585
	France Telecom SA Sponsored ADR	123,605	2,777,404
#	Lafarge SA	319,678	14,682,935
	Lagardere SCA	238,722	9,081,190
	Nexans SA	8,775	502,652
	Peugeot SA	325,797	5,511,064
#	PPR SA	156,369	7,882,271
	Remy Cointreau SA	41	1,089
	Renault SA	383,543	7,389,587
	Safran SA	312,438	3,895,919
	Schneider Electric SA	288,328	18,246,223
	SCOR SE (4797364)	6	15
	SCOR SE (B1LB9P6)	193,766	3,929,621
	Societe Generale Paris	720,688	30,133,746
#	STMicroelectronics NV	903,809	4,668,264
	Vivendi SA	2,482,257	63,944,228

TOTAL — FRANCE			384,748,542

GERMANY — (8.7%)
COMMON STOCKS — (8.7%)
	Allianz SE	442,712	37,085,101
	Allianz SE Sponsored ADR	2,834,240	23,609,219
#	Bayerische Motoren Werke AG	709,047	16,815,217
	Bilfinger Berger AG	9,399	396,644
	Celesio AG	131,969	2,846,265
#	Commerzbank AG	1,089,462	4,980,637
#	Daimler AG	1,684,003	47,203,637
#	Daimler AG Sponsored ADR	163,964	4,589,352
#	Deutsche Bank AG	774,190	20,172,159
#	Deutsche Bank AG ADR	128,363	3,292,511
	Deutsche Lufthansa AG	395,567	4,794,318
#	Deutsche Postbank AG	14,003	168,124
	Deutsche Telekom AG	2,621,866	31,839,778
	Deutsche Telekom AG Sponsored ADR	2,705,150	32,570,006
	E.ON AG	1,481,013	48,025,975
#	E.ON AG Sponsored ADR	1,091,708	34,967,407
#	Fraport AG	41,329	1,546,119
#	Generali Deutschland Holding AG	33,484	2,675,386
	Hannover Rueckversicherung AG	110,141	3,293,653
#	Heidelberger Zement AG	31,811	1,225,552
	Hochtief AG	8,774	301,635
	Linde AG	133,956	8,994,674
	Munchener Rueckversicherungs-Gesellschaft AG	388,934	51,364,759
# *	Porsche Automobil Holding SE	87,512	5,128,927
	Salzgitter AG	47,551	3,445,828
	SCA Hygiene Products AG	3,195	1,184,426
#	Suedzucker AG	102,666	1,616,676

4

#	ThyssenKrupp AG	393,850	8,017,728
	TUI AG	320,226	2,668,077

TOTAL — GERMANY			404,819,790

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
	Agricultural Bank of Greece S.A.	285,278	442,945
	Alpha Bank A.E.	214,210	1,790,311
	EFG Eurobank Ergasias S.A.	60,000	375,231
	Hellenic Petroleum S.A.	580,801	4,176,942
*	Marfin Financial Group S.A.	75,263	277,555
#	National Bank of Greece S.A. ADR	619,230	2,006,305
	Piraeus Bank S.A.	170,906	1,129,473

TOTAL — GREECE			10,198,762

HONG KONG — (3.0%)
COMMON STOCKS — (3.0%)
	C C Land Holdings, Ltd.	790,000	193,373
#	Cathay Pacific Airways, Ltd.	2,703,000	3,134,825
	Cheung Kong Holdings, Ltd.	3,224,000	29,746,702
*	China Citic Bank	1,425,000	528,687
	Dah Sing Banking Group, Ltd.	306,964	217,334
	Dah Sing Financial Holdings, Ltd.	194,400	475,519
	Great Eagle Holdings, Ltd.	521,233	637,037
#	Hang Lung Group, Ltd.	2,202,000	7,092,387
	Henderson Land Development Co., Ltd.	1,855,000	7,085,791
#	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	841,229
	Hopewell Holdings, Ltd.	1,413,000	4,630,754
	Hutchison Whampoa, Ltd.	5,472,000	27,843,128
	Hysan Development Co., Ltd.	1,441,191	2,337,595
#	Kingboard Chemical Holdings, Ltd.	1,145,500	1,844,068
#	MTR Corp., Ltd.	2,813,040	6,718,306
#	New World China Land, Ltd.	1,963,600	489,392
	New World Development Co., Ltd.	4,109,128	3,895,061
	Pacific Basin Shipping, Ltd.	301,000	154,333
#	Sino Land Co., Ltd.	2,559,315	2,453,867
	Sun Hung Kai Properties, Ltd.	2,528,000	22,396,496
	Wharf Holdings, Ltd.	3,509,740	8,672,511
#	Wheelock and Co., Ltd.	3,482,000	6,124,775
	Wheelock Properties, Ltd.	1,565,000	582,597

TOTAL — HONG KONG			138,095,767

IRELAND — (0.1%)
COMMON STOCKS — (0.1%)
	Allied Irish Banks P.L.C. (0019783)	932,956	1,364,676
	Allied Irish Banks P.L.C. (4020684)	286,577	410,804
#	Allied Irish Banks P.L.C. Sponsored ADR	391,037	1,071,441

TOTAL — IRELAND			2,846,921

5

ITALY — (2.1%)
COMMON STOCKS — (2.1%)
#	Banca Monte Dei Paschi di Siena SpA	2,415,790	3,464,521
	Banca Popolare di Milano Scarl	982,340	5,012,772
	Banco Popolare Scarl	227,880	1,299,677
	Fondiaria - Sai SpA	167,605	2,614,432
	Intesa Sanpaolo SpA	6,116,244	19,275,623
#	Italcementi SpA	273,413	2,554,299
	Pirelli & Co. SpA	6,030,909	1,725,454
	Telecom Italia SpA	4,286,450	5,266,988
	Telecom Italia SpA Sponsored ADR	1,853,000	22,884,550
	UniCredito Italiano SpA	10,088,794	17,751,544
	Unione di Banche Italiane ScpA	1,217,527	15,151,797
	Unipol Gruppo Finanziario SpA	1,822,774	2,719,881

TOTAL — ITALY			99,721,538

JAPAN — (15.8%)
COMMON STOCKS — (15.8%)
	AEON Co., Ltd.	320,300	2,572,099
	Aioi Insurance Co., Ltd.	1,178,735	5,760,032
	Aisin Seiki Co., Ltd.	186,700	2,511,048
	Ajinomoto Co., Inc.	1,130,000	9,731,509
	Amada Co., Ltd.	631,000	3,015,589
	Aoyama Trading Co., Ltd.	105,500	1,543,693
*	Aozora Bank, Ltd.	681,000	760,513
	Asahi Glass Co., Ltd.	1,251,000	6,533,156
#	Asatsu-DK, Inc.	32,500	647,099
	Bridgestone Corp.	954,300	12,130,966
	Canon Marketing Japan, Inc.	124,900	1,837,614
	Chudenko Corp.	41,100	713,322
	Chuo Mitsui Trust Holdings, Inc.	637,000	2,505,715
	Citizen Holdings Co., Ltd.	377,500	1,536,857
#	Coca-Cola West Co., Ltd.	65,907	1,356,892
	Comsys Holdings Corp.	149,000	1,256,141
	Cosmo Oil Co., Ltd.	1,019,364	2,711,411
#	Credit Saison Co., Ltd.	104,500	1,025,105
	Dai Nippon Printing Co., Ltd.	1,093,000	10,670,739
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,855,347
	Daicel Chemical Industries, Ltd.	515,000	2,263,632
#	Daido Steel Co., Ltd.	398,000	1,087,177
	Daiwa House Industry Co., Ltd.	916,000	8,196,008
	Denso Corp.	7,500	135,890
#	Dentsu, Inc.	52,700	905,626
	DIC Corp.	596,000	963,751
#	Ebara Corp.	253,000	458,551
# *	Elpida Memory, Inc.	112,900	795,497
	Fuji Electric Holdings Co., Ltd.	781,780	931,675
	Fuji Heavy Industries, Ltd.	1,047,000	3,017,417
	FUJIFILM Holdings Corp.	1,077,300	23,553,321
	Fujikura, Ltd.	609,000	1,665,817
	Fukuoka Financial Group, Inc.	1,446,000	4,850,081

6

	Glory, Ltd.	75,400	1,295,083
	Gunze, Ltd.	248,000	867,950
#	H2O Retailing Corp.	198,000	1,435,365
#	Hakuhodo Dy Holdings, Inc.	12,670	566,412
	Hankyu Hanshin Holdings, Inc.	1,180,000	6,460,993
	Heiwa Corp.	81,500	763,604
	Hino Motors, Ltd.	217,000	381,810
	Hitachi Chemical Co., Ltd.	53,500	582,765
	Hitachi Transport System, Ltd.	111,000	1,374,349
	Hitachi, Ltd.	6,574,000	20,052,384
	Hitachi, Ltd. Sponsored ADR	140,900	4,249,544
	House Foods Corp.	117,000	1,944,534
	Idemitsu Kosan Co., Ltd.	40,100	2,616,789
	IHI Corp.	149,000	173,043
*	Isetan Mitsukoshi Holdings, Ltd.	27,300	196,125
	JS Group Corp.	548,300	7,309,490
	JTEKT Corp.	204,200	1,262,091
#	Juroku Bank, Ltd.	400,000	1,828,528
	Kajima Corp.	1,395,000	3,679,328
#	Kamigumi Co., Ltd.	488,000	3,866,522
#	Kandenko Co., Ltd.	129,000	956,647
	Kaneka Corp.	580,542	3,104,372
	Kansai Paint Co., Ltd.	111,000	560,144
	Kinden Corp.	285,000	2,515,823
	Kissei Pharmaceutical Co., Ltd.	30,000	772,481
	Kuraray Co., Ltd.	107,000	841,728
	Kyocera Corp.	327,900	21,049,806
	Kyocera Corp. Sponsored ADR	13,600	865,096
#	Mabuchi Motor Co., Ltd.	36,300	1,362,089
#	Marui Group Co., Ltd.	542,642	2,804,889
	Mazda Motor Corp.	1,759,000	2,726,893
	Meiji Dairies Corp.	88,000	413,101
#	Meiji Seika Kaisha, Ltd.	408,000	1,665,920
	Mitsubishi Chemical Holdings Corp.	1,942,500	7,961,299
#	Mitsubishi Gas Chemical Co., Inc.	246,000	977,180
#	Mitsubishi Heavy Industries, Ltd.	6,023,000	22,758,661
	Mitsubishi Logistics Corp.	146,000	1,482,917
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,425,549
	Mitsubishi UFJ Financial Group, Inc. ADR	857,000	4,713,500
#	Mitsui Chemicals, Inc.	1,302,800	3,744,922
	Mitsui Mining and Smelting Co., Ltd.	915,000	1,644,617
	Mitsui Sumitomo Insurance Group Holdings, Inc.	753,600	19,533,256
	Musashino Bank, Ltd.	37,500	1,289,887
	Nagase & Co., Ltd.	235,889	2,091,167
	NEC Corp.	4,453,101	11,873,135
#	NGK Spark Plug Co., Ltd.	330,000	2,536,909
	Nippon Express Co., Ltd.	1,363,000	4,878,670
	Nippon Kayaku Co., Ltd.	128,000	578,703
	Nippon Meat Packers, Inc.	220,536	2,778,632
	Nippon Mining Holdings, Inc.	1,731,500	6,297,419
	Nippon Mitsubishi Oil Corp.	2,732,050	11,871,629
	Nippon Paper Group, Inc.	156,300	4,641,929

7

	Nippon Sheet Glass Co., Ltd.	1,108,739	2,712,799
#	Nippon Shokubai Co., Ltd.	231,000	1,537,298
	Nippon Television Network Corp.	9,400	964,694
	Nipponkoa Insurance Co., Ltd.	848,000	6,935,413
#	Nipro Corp.	42,000	629,142
	Nishi-Nippon Bank, Ltd.	1,193,569	2,929,343
	Nissan Motor Co., Ltd.	3,567,800	10,748,273
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,031,613
	Nisshin Seifun Group, Inc.	64,000	695,583
#	Nisshin Steel Co., Ltd.	1,226,000	2,048,280
#	Nisshinbo Industries, Inc.	305,000	2,226,954
	NOK Corp.	112,600	791,120
	NSK, Ltd.	343,000	1,100,968
#	Obayashi Corp.	1,282,000	6,026,659
	Oji Paper Co., Ltd.	1,756,000	8,335,004
	Onward Holdings Co., Ltd.	278,000	1,886,103
	Panasonic Corp.	763,135	9,258,853
	Panasonic Electric Works Co., Ltd.	616,000	4,839,675
#	Q.P. Corp.	135,900	1,760,093
#	Rengo Co., Ltd.	254,000	1,743,561
	Ricoh Co., Ltd.	905,000	11,044,332
	Rohm Co., Ltd.	178,000	8,840,452
	Sanwa Holdings Corp.	238,000	813,554
	Sapporo Hokuyo Holdings, Inc.	428,000	1,523,949
*	SBI Holdings, Inc.	4,057	490,020
#	Sega Sammy Holdings, Inc.	373,300	4,723,205
	Seiko Epson Corp.	249,600	3,168,513
#	Seino Holdings Co., Ltd.	295,000	1,429,310
	Sekisui Chemical Co., Ltd.	689,000	3,834,680
	Sekisui House, Ltd.	1,131,000	9,499,464
	Shiga Bank, Ltd.	326,185	1,942,735
#	Shimachu Co., Ltd.	70,700	1,506,569
	Shimizu Corp.	1,099,000	4,957,961
	Shinko Securities Co., Ltd.	889,088	1,773,096
#	Shinsei Bank, Ltd.	394,000	503,293
	Shizuoka Bank, Ltd.	943,000	9,832,112
	Showa Denko K.K.	500,000	664,411
	Showa Shell Sekiyu K.K.	36,200	338,920
#	Sohgo Security Services Co., Ltd.	101,300	960,626
	Sojitz Corp.	1,875,200	2,873,176
	Sompo Japan Insurance, Inc.	1,881,000	11,729,130
	Sony Corp.	652,500	12,716,662
	Sony Corp. Sponsored ADR	862,281	16,573,041
#	Sumco Corp.	164,500	2,128,313
#	Sumitomo Bakelite Co., Ltd.	347,000	1,374,887
	Sumitomo Chemical Co., Ltd.	910,000	2,883,516
#	Sumitomo Corp.	1,698,800	15,373,253
	Sumitomo Electric Industries, Ltd.	1,567,000	11,795,073
	Sumitomo Forestry Co., Ltd.	158,000	1,133,564
	Sumitomo Rubber Industries, Ltd.	256,500	1,611,177
	Sumitomo Trust & Banking Co., Ltd.	2,774,000	13,602,155
	Suzuken Co., Ltd.	25,000	644,565

8

#	Taiheiyo Cement Corp.	1,638,800	2,245,512
	Taisei Corp.	1,831,703	4,044,567
	Taisho Pharmaceutical Co., Ltd.	166,000	3,388,458
#	Takashimaya Co., Ltd.	299,000	2,011,924
	TDK Corp.	234,800	8,816,167
	Teijin, Ltd.	1,866,862	4,485,411
	The 77 Bank, Ltd.	737,372	3,701,042
#	The Awa Bank, Ltd.	246,600	1,603,655
#	The Bank of Iwate, Ltd.	19,600	1,231,701
	The Bank of Kyoto, Ltd.	353,400	3,719,145
	The Bank of Nagoya, Ltd.	213,000	1,252,329
	The Chiba Bank, Ltd.	823,000	4,617,013
	The Chugoku Bank, Ltd.	240,800	3,385,338
	The Daishi Bank, Ltd.	573,932	2,444,422
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	334,498
	The Gunma Bank, Ltd.	585,397	3,390,178
	The Hachijuni Bank, Ltd.	993,231	5,561,292
	The Higo Bank, Ltd.	376,000	2,191,222
	The Hiroshima Bank, Ltd.	719,000	3,055,937
	The Hokkoku Bank, Ltd.	435,409	1,569,476
	The Hyakugo Bank, Ltd.	475,028	2,556,354
	The Hyakujishi Bank, Ltd.	329,000	1,714,169
	The Iyo Bank, Ltd.	340,000	4,002,971
#	The Joyo Bank, Ltd.	1,509,000	8,183,693
	The Kagoshima Bank, Ltd.	358,143	2,753,166
	The Keiyo Bank, Ltd.	317,000	1,552,090
#	The Nanto Bank, Ltd.	317,000	1,711,744
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,630,674
	The San-in Godo Bank, Ltd.	309,900	2,378,339
#	Toda Corp.	385,000	1,323,834
	Tokio Marine Holdings, Inc.	1,457,311	38,599,721
	Tokuyama Corp.	382,000	2,276,016
	Tokyo Steel Manufacturing Co., Ltd.	191,400	1,876,077
#	Toppan Forms Co., Ltd.	48,500	531,479
#	Toppan Printing Co., Ltd.	1,176,000	7,918,839
	Toshiba TEC Corp.	181,000	538,808
	Tosoh Corp.	884,000	1,852,898
	Toyo Seikan Kaisha, Ltd.	342,249	5,073,050
#	Toyobo Co., Ltd.	743,000	1,063,177
	Toyoda Gosei Co., Ltd.	34,400	389,539
	Toyota Auto Body Co., Ltd.	105,100	1,401,525
	Toyota Tsusho Corp.	97,300	872,703
	TV Asahi Corp.	755	950,392
	UNY Co., Ltd.	323,750	2,691,000
#	Wacoal Corp.	135,000	1,759,079
#	Yamaguchi Financial Group, Inc.	362,148	4,023,007
	Yamaha Corp.	285,400	2,496,333
	Yamaha Motor Co., Ltd.	269,600	2,528,895
	Yamanashi Chuo Bank, Ltd.	241,000	1,403,284
	Yokogawa Electric Corp.	274,000	1,245,849
	Yokohama Rubber Co., Ltd.	410,000	1,440,427

TOTAL — JAPAN			738,400,530

9

	MALAYSIA — (0.0%)
	COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

	NETHERLANDS — (3.8%)
	COMMON STOCKS — (3.8%)
	Aegon NV	3,202,429	16,747,913
#	ArcelorMittal	1,877,993	42,025,275
#	Heineken Holding NV	74,614	1,993,838
	ING Groep NV	3,093,625	25,531,751
	ING Groep NV Sponsored ADR	538,200	4,483,206
	Koninklijke Ahold NV	1,318,845	15,813,661
	Koninklijke DSM NV	443,200	10,620,208
	Koninklijke Philips Electronics NV	3,192,970	58,035,649
	Koninklijke Philips Electronics NV ADR	133,700	2,432,003
*	Reinet Investments SCA	92,359	863,268

	TOTAL — NETHERLANDS		178,546,772

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
	Contact Energy, Ltd.	1,263,902	4,375,127
	Fletcher Building, Ltd.	685,164	1,940,189

	TOTAL — NEW ZEALAND		6,315,316

	NORWAY — (0.8%)
	COMMON STOCKS — (0.8%)
	Bonheur ASA	300	5,479
	DnB NOR ASA Series A	2,507,294	8,502,913
# *	Marine Harvest	5,652,000	1,219,517
	Norsk Hydro ASA	1,764,614	6,289,039
	Norsk Hydro ASA Sponsored ADR	59,900	210,848
	Orkla ASA	2,700,350	17,949,638
	Storebrand ASA	713,900	1,815,912
	Wilh. Wilhelmsen ASA	11,850	135,529

	TOTAL — NORWAY		36,128,875

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
#	Banco BPI SA	275,646	522,350
# *	Banco Comercial Portugues SA	2,165,518	2,205,862
#	Banco Espirito Santo SA	320,446	2,121,032
#	Cimpor Cimentos de Portugal SA	129,009	597,946

	TOTAL — PORTUGAL		5,447,190

10

SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
#	DBS Group Holdings, Ltd.	4,164,750	23,977,776
	Fraser & Neave, Ltd.	2,351,450	4,409,787
	Jardine Cycle & Carriage, Ltd.	179,324	1,262,560
#	Neptune Orient Lines, Ltd.	942,000	686,861
	Overseas Chinese Banking Corp., Ltd.	3,086,000	10,358,693
#	Singapore Airlines, Ltd.	1,301,600	9,512,589
	Singapore Land, Ltd.	603,000	1,311,291
	United Industrial Corp., Ltd.	1,391,000	1,129,317
	United Overseas Bank, Ltd.	528,000	4,097,376
	UOL Group, Ltd.	1,376,600	1,755,627
	Venture Corp., Ltd.	85,000	226,520
#	Wheelock Properties, Ltd.	526,000	342,848

TOTAL — SINGAPORE			59,071,245

SPAIN — (4.3%)
COMMON STOCKS — (4.3%)
	Acciona SA	68,193	7,681,279
#	Acerinox SA	464,577	6,052,285
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	379,800	3,528,342
#	Banco de Sabadell SA	2,431,718	12,177,267
#	Banco Espanol de Credito SA	264,996	2,415,161
#	Banco Pastor SA	320,162	1,898,282
#	Banco Popular Espanol SA	1,821,410	12,481,100
#	Banco Santander Central Hispano SA	7,025,356	56,849,784
#	Banco Santander SA Sponsored ADR	4,318,476	33,856,852
#	Bankinter SA	210,353	1,816,734
	Fomento de Construcciones y Contratas SA	79,185	2,063,883
	Gas Natural SDG SA	212,029	5,091,741
	Grupo Catalana Occidente SA	93,439	1,425,224
#	Grupo Ferrovial SA	211,889	5,619,224
	Iberia Lineas Aereas de Espana SA	617,500	1,422,778
#	Mapfre SA	732,775	2,065,124
	Repsol YPF SA	1,204,043	21,503,792
	Repsol YPF SA Sponsored ADR	1,302,917	23,152,835
#	Sacyr Vallehermoso SA	73,486	626,710

TOTAL — SPAIN			201,728,397

SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
#	Electrolux AB Series B	460,347	3,314,318
	Holmen AB Series A	6,300	133,980
#	Holmen AB Series B	146,100	2,986,601
	Nordea Bank AB	4,247,718	22,459,627
#	Skandinaviska Enskilda Banken AB Series A	754,466	3,209,588
#	Skandinaviska Enskilda Banken AB Series C	9,800	40,704
	Skanska AB Series B	449,400	3,826,945
	SSAB Svenskt Stal AB Series A	427,300	3,000,087
#	SSAB Svenskt Stal AB Series B	131,700	865,224

11

	Svenska Cellulosa AB	57,000	445,159
	Svenska Cellulosa AB Series B	1,331,900	10,391,791
	Svenska Handelsbanken AB Series A	740,000	8,067,180
#	Swedbank AB Series A	349,300	1,224,349
	Tele2 AB Series B	476,500	3,840,429
	Telefonaktiebolaget LM Erricson Sponsored ADR	1,431,356	11,436,535
	TeliaSonera AB	3,790,500	16,622,067
	Volvo AB Series A	898,101	3,657,178
#	Volvo AB Series B	1,028,966	4,102,113

TOTAL — SWEDEN			99,623,875

SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
	Adecco SA	413,827	13,892,599
	Baloise-Holding AG	200,163	12,417,940
	Banque Cantonale Vaudoise	7,063	1,980,886
*	Compagnie Financiere Richemont SA Series A	1,139,103	16,695,190
	Credit Suisse Group AG	1,755,349	44,799,188
	Credit Suisse Group AG Sponsored ADR	651,192	16,598,884
#	Givaudan SA	13,556	9,181,980
	Holcim, Ltd.	439,566	17,722,502
	Julius Baer Holdings, Ltd. AG	38,097	1,129,783
#	PSP Swiss Property AG	95,780	4,053,607
	St. Galler Kantonalbank	8,925	2,926,910
	Sulzer AG	15,000	745,670
#	Swatch Group AG	28,715	3,197,817
	Swiss Life Holding AG	123,557	6,701,608
	Swiss Re	738,155	19,583,973
	Syngenta AG	92,793	17,945,236
*	UBS AG	2,009,944	25,205,314
	Zurich Financial SVCS AG	316,130	57,001,959

TOTAL — SWITZERLAND			271,781,046

UNITED KINGDOM — (16.9%)
COMMON STOCKS — (16.9%)
	Anglo American P.L.C.	1,329,421	23,914,235
	Arriva P.L.C.	105,930	699,826
	Associated British Foods P.L.C.	1,870,707	17,902,534
	Aviva P.L.C.	6,571,996	29,689,870
	Banco Santander SA	149,432	1,188,525
#	Barclays P.L.C. Sponsored ADR	2,451,654	13,998,944
	British Airways P.L.C.	2,965,957	5,117,330
	Cable and Wireless P.L.C.	3,245,829	7,352,201
	Cadbury P.L.C. Sponsored ADR	56,000	1,808,800
	Carnival P.L.C.	658,867	12,002,517
#	Carnival P.L.C. ADR	218,000	3,934,900
*	easyJet P.L.C.	687,918	2,963,718
	Friends Provident P.L.C.	5,399,716	6,442,165
#	HSBC Holdings P.L.C. Sponsored ADR	2,283,525	88,692,111
	International Power P.L.C.	3,905,403	15,317,306

12

	Investec P.L.C.	1,003,281	3,614,769
	ITV P.L.C.	11,111,390	4,403,613
	Kingfisher P.L.C.	12,172,495	24,361,668
	Ladbrokes P.L.C.	1,091,195	2,847,475
	Legal and General Group P.L.C.	15,758,133	14,019,521
	Lloyds Banking Group P.L.C.	119,495	155,666
	Meggitt P.L.C.	2,354,842	4,697,122
	Mondi P.L.C.	1,101,221	2,903,216
	Old Mutual P.L.C.	7,283,170	5,486,921
	Pearson P.L.C.	820,157	7,830,358
	Pearson P.L.C. Sponsored ADR	1,817,509	17,284,511
	Rexam P.L.C.	3,248,785	14,589,473
*	Rolls-Royce Group P.L.C.	2,134,501	10,189,340
	Royal Bank of Scotland Group P.L.C.	15,142,602	4,767,292
#	Royal Dutch Shell P.L.C. ADR	1,402,341	67,073,970
	RSA Insurance Group P.L.C.	12,939,111	24,552,795
	SABmiller P.L.C.	1,174,082	19,178,320
	Sainsbury (J.) P.L.C.	4,805,106	23,063,099
	Schroders P.L.C.	123,678	1,360,624
	Schroders P.L.C. Non-Voting	63,155	584,369
	Standard Chartered P.L.C.	927,972	11,725,524
	Thomas Cook Group P.L.C.	1,861,207	5,129,544
#	Thomson Reuters P.L.C.	1,137,914	22,878,017
	Tomkins P.L.C. Sponsored ADR	330,800	2,229,592
	Vodafone Group P.L.C.	48,881,367	90,788,078
	Vodafone Group P.L.C. Sponsored ADR	6,370,018	118,418,635
	Whitbread P.L.C.	898,551	10,612,989
	William Morrison Supermarkets P.L.C.	6,906,878	26,979,090
*	WPP P.L.C.	1,259,793	7,086,937
*	WPP P.L.C. Sponsored ADR	24,445	683,727
	Xstrata P.L.C.	648,354	5,297,069

TOTAL — UNITED KINGDOM			785,818,306

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $2,765,000 FHLMC 6.50%, 08/01/37, valued at $2,373,997) to be repurchased at $2,338,037	$2,338	2,338,000

		Shares
SECURITIES LENDING COLLATERAL — (13.0%)
§ @	DFA Short Term Investment Fund LP	603,432,861	603,432,861

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $4,568,244) to be repurchased at $4,478,778	$4,479	4,478,670
TOTAL SECURITIES LENDING COLLATERAL			607,911,531

TOTAL INVESTMENTS - (100.0%)
(Cost $7,478,491,215)##			$4,660,670,689

13

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (75.4%)
Consumer Discretionary — (15.4%)
* #	ABILIT Corp.	584,700	$979,310
	Aeon Fantasy Co., Ltd.	60,432	539,301
	Aichi Machine Industry Co., Ltd.	285,000	515,542
	Aigan Co., Ltd.	61,600	308,640
#	Aisan Industry Co., Ltd.	163,100	726,052
#	Akebono Brake Industry Co., Ltd.	333,500	1,348,896
#	Alpha Corp.	31,700	216,235
	Alpine Electronics, Inc.	225,500	1,592,658
#	Amiyaki Tei Co., Ltd.	239	348,571
#	Amuse, Inc.	25,000	314,049
	Anrakutei Co., Ltd.	50,000	227,374
	AOI Advertising Promotion, Inc.	39,000	144,448
	AOKI Holdings, Inc.	148,200	1,657,171
	Aoyama Trading Co., Ltd.	95,000	1,390,056
	Asti Corp.	50,000	67,902
	Atom Corp.	129,700	462,037
#	Atsugi Co., Ltd.	701,000	1,064,580
#	Autobacs Seven Co., Ltd.	44,200	1,184,682
#	Avex Group Holdings, Inc.	151,400	1,551,306
#	Best Denki Co., Ltd.	273,000	876,262
	Calsonic Kansei Corp.	506,000	532,882
*	Carchs Holdings Co., Ltd.	710,600	236,264
	Catena Corp.	92,000	233,348
#	Chiyoda Co., Ltd.	141,200	2,410,999
#	Chofu Seisakusho Co., Ltd.	119,100	2,615,635
*	Chori Co., Ltd.	658,000	798,687
	Chuo Spring Co., Ltd.	205,000	594,420
#	Clarion Co., Ltd.	689,000	430,545
#	Cleanup Corp.	139,900	625,180
#	Colowide Co., Ltd.	200,450	1,193,219
	Corona Corp.	98,500	999,634
	Cross Plus, Inc.	22,000	280,458
#	Cybozu, Inc.	615	114,000
	Daido Kogyo Co., Ltd.	145,000	229,907
#	Daidoh, Ltd.	125,600	941,812
	Daifuku Co., Ltd.	192,500	979,706
#	Daikoku Denki Co., Ltd.	49,400	786,145
	Daikyo, Inc.	368,000	236,353
	Daimaruenawin Co., Ltd.	400	2,172
	Dainichi Co., Ltd.	57,700	328,977
	Daisyo Corp.	72,300	1,189,501
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	7,672
#	Daiwa Seiko, Inc.	433,000	631,285

1

#	Daiwabo Co., Ltd.	466,000	1,562,140
	DCM Japan Holdings Co., Ltd.	241,300	1,417,415
#	Descente, Ltd.	263,000	1,061,613
#	Doshisha Co., Ltd.	64,900	863,891
	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,953,352
	Dynic Corp.	127,000	167,796
#	Eagle Industry Co., Ltd.	139,000	417,217
* #	Econach Co., Ltd.	177,000	85,832
#	Edion Corp.	266,500	1,237,292
	Eikoh, Inc.	41,800	128,370
	Exedy Corp.	120,500	1,376,233
	F&A Aqua Holdings, Inc.	60,638	624,127
	Fine Sinter Co., Ltd.	49,000	97,355
	Foster Electric Co., Ltd.	81,900	524,103
#	France Bed Holdings Co., Ltd.	804,000	1,228,393
#	Fuji Co., Ltd.	113,200	2,166,664
#	Fuji Corp., Ltd.	113,900	358,970
#	Fuji Kiko Co., Ltd.	151,000	148,304
#	Fuji Kyuko Co., Ltd.	357,000	1,578,932
	Fuji Oozx, Inc.	6,000	16,864
	Fujibo Holdings, Inc.	46,000	40,807
*	Fujii & Co., Ltd.	44,000	490
	Fujikura Rubber, Ltd.	74,000	235,909
#	Fujita Kanko, Inc.	402,100	1,593,575
	Fujitsu Business Systems, Ltd.	81,900	1,217,206
#	Fujitsu General, Ltd.	339,000	628,033
#	Funai Electric Co., Ltd.	38,900	927,721
* #	Furukawa Battery Co., Ltd.	87,000	666,708
	G-7 Holdings, Inc.	29,200	118,938
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	533,557
	Genki Sushi Co., Ltd.	19,200	262,003
#	GEO Co., Ltd.	1,255	870,084
	Goldcrest Co., Ltd.	55,870	1,331,762
* #	Goldwin, Inc.	175,000	263,966
	Gourmet Kineya Co., Ltd.	67,000	482,748
	Gro-BeLS Co., Ltd.	177,000	27,646
*	GSI Creos Corp.	194,000	201,153
	Gunze, Ltd.	624,000	2,183,875
	Hakuyosha Co., Ltd.	88,000	250,406
#	Happinet Corp.	36,100	546,938
	Haruyama Trading Co., Ltd.	49,900	194,321
	Haseko Corp.	1,139,500	1,058,675
#	Hikari Tsushin, Inc.	36,200	642,192
	Himaraya Co., Ltd.	38,300	118,774
#	HIS Co., Ltd.	118,200	2,278,910
#	Hitachi Koki Co., Ltd.	84,800	803,610
	Horipro, Inc.	47,000	444,010
	I Metal Technology Co., Ltd.	150,000	321,235
	Ichikawa Co., Ltd.	63,000	180,574
#	Ichikoh Industries, Ltd.	289,000	379,142
* #	Image Holdings Co., Ltd.	41,000	108,486
	Imasen Electric Industrial Co., Ltd.	54,400	286,954
	Imperial Hotel, Ltd.	10,200	209,609
*	Impress Holdings, Inc.	112,400	131,650

2

	Inaba Seisakusho Co., Ltd.	60,800	667,404
	Ishizuka Glass Co., Ltd.	109,000	185,442
*	Izuhakone Railway Co., Ltd.	300	18,033
*	Izutsuya Co., Ltd.	350,000	200,009
#	Japan Vilene Co., Ltd.	224,000	1,065,918
#	Jeans Mate Corp.	38,208	207,628
	Jidosha Buhin Kogyo Co., Ltd.	82,000	148,485
#	Joban Kosan Co., Ltd.	221,000	363,627
#	Joint Corp.	100,200	134,756
#	Joshin Denki Co., Ltd.	196,000	1,560,723
	Juntendo Co., Ltd.	35,000	40,451
*	JVC Kenwood Holdings, Inc.	2,477,300	992,740
	Kabuki-Za Co., Ltd.	39,000	1,767,041
	Kachikaihatsu Co., Ltd.	186,000	42,528
#	Kadokawa Holdings, Inc.	91,900	1,637,963
	Kanto Auto Works, Ltd.	206,800	1,921,908
	Kasai Kogyo Co., Ltd.	119,000	249,331
	Kato Sangyo Co., Ltd.	121,700	1,849,437
	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	244,379
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	281,524
#	Kayaba Industry Co., Ltd.	726,000	1,068,551
	Keihin Corp.	35,300	297,836
#	Keiyo Co., Ltd.	195,000	1,262,981
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,368,778
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	332,659
#	Kisoji Co., Ltd.	87,000	1,721,268
	Koekisha Co., Ltd.	13,600	283,899
	Kohnan Shoji Co., Ltd.	91,600	1,016,171
	Koito Manufacturing Co., Ltd.	146,000	755,349
#	Kojima Co., Ltd.	126,600	351,547
	Komatsu Seiren Co., Ltd.	145,000	618,966
#	Konaka Co., Ltd.	104,960	286,053
* #	Kosugi Sangyo Co., Ltd.	416,000	41,415
	Ku Holdings Co., Ltd.	68,200	146,994
	Kura Corp.	283	464,911
	Kurabo Industries, Ltd.	856,000	1,352,652
	Kuraudia Co., Ltd.	4,800	54,703
	Kuroganeya Co., Ltd.	14,000	52,647
#	K’s Holdings Corp.	130,772	2,014,877
#	Kyoritsu Maintenance Co., Ltd.	49,660	928,313
	Kyoto Kimono Yuzen Co., Ltd.	55,700	395,418
	Kyowa Leather Cloth Co., Ltd.	73,500	329,856
* #	Laox Co., Ltd.	1,425,000	333,423
#	Look, Inc.	902,000	753,627
#	Maezawa Kyuso Industries Co., Ltd.	50,400	788,673
*	Magara Construction Co., Ltd.	135,000	1,503
* #	Mamiya-Op Co., Ltd.	285,000	115,624
	Marche Corp.	23,000	168,260
#	Mars Engineering Corp.	69,100	2,199,320
#	Maruei Department Store Co., Ltd.	142,000	256,519
*	Maruishi Holdings Co., Ltd.	214,000	2,382
	Maruzen Co., Ltd.	46,000	168,683
#	Matsuya Co., Ltd.	162,500	2,518,037
	Matsuya Foods Co., Ltd.	64,900	932,145
	Meiwa Industry Co., Ltd.	38,000	56,840

3

#	Mikuni Corp.	114,000	149,099
*	Misawa Homes Co., Inc.	49,400	107,239
#	Misawa Resort Co., Ltd.	190,000	415,148
	Mitsuba Corp.	152,690	432,987
	Mitsui Home Co., Ltd.	223,000	1,253,367
	Miyuki Keori Co., Ltd.	106,000	229,179
#	Mizuno Corp.	450,000	2,102,310
#	MOS Food Services, Inc.	110,000	1,696,351
	MR Max Corp.	123,800	530,843
	Mutow Co., Ltd.	77,300	417,044
* #	Naigai Co., Ltd.	2,944,000	1,799,599
	Nexyz Corp.	3,700	66,205
	NHK Spring Co., Ltd.	261,000	942,278
#	Nice Holdings, Inc.	399,000	708,390
* #	Nichimo Corp.	667,000	29,059
	Nidec Copal Corp.	183,700	1,112,004
#	Nidec Tosok Corp.	61,000	504,851
	Nihon Tokushu Toryo Co., Ltd.	56,000	171,979
	Nikko Travel Co., Ltd.	12,200	25,179
#	Nippon Felt Co., Ltd.	67,200	304,654
#	Nippon Piston Ring Co., Ltd.	293,000	278,269
	Nippon Seiki Co., Ltd.	148,400	921,738
#	Nishimatsuya Chain Co., Ltd.	222,800	2,203,781
	Nissan Shatai Co., Ltd.	510,300	3,239,093
#	Nissen Holdings Co., Ltd.	207,400	1,247,502
	Nisshinbo Industries, Inc.	76,000	554,913
	Nissin Kogyo Co., Ltd.	54,600	439,208
	Nittan Valve Co., Ltd.	82,800	218,296
	Nitto Kako Co., Ltd.	98,000	57,794
	NOK Corp.	185,400	1,302,608
	Noritsu Koki Co., Ltd.	99,200	692,135
#	Omikenshi Co., Ltd.	176,000	79,502
*	Orient Watch Co., Ltd.	12,000	5,477
	Pacific Industrial Co., Ltd.	183,000	520,943
	PanaHome Corp.	474,200	2,800,345
#	Parco Co., Ltd.	270,800	2,468,893
#	Paris Miki, Inc.	173,100	1,484,812
* #	PIA Corp.	28,800	302,492
	Piolax, Inc.	44,500	728,218
	Press Kogyo Co., Ltd.	375,000	485,596
#	Resorttrust, Inc.	169,908	1,736,203
#	Rhythm Watch Co., Ltd.	443,000	415,181
#	Right On Co., Ltd.	95,425	1,144,215
#	Riken Corp.	359,000	734,752
#	Ringer Hut Co., Ltd.	74,800	932,991
	Roland Corp.	88,300	956,517
#	Royal Co., Ltd.	138,200	1,423,629
#	Sagami Chain Co., Ltd.	77,000	754,628
* #	Sagami Co., Ltd.	495,000	628,371
	Sagami Rubber Industries Co., Ltd.	15,000	33,197
#	Saint Marc Holdings Co., Ltd.	37,300	1,184,629
#	Saizeriya Co., Ltd.	172,200	2,229,294
#	Sakai Ovex Co., Ltd.	205,000	194,975
	Sanden Corp.	487,000	927,770
#	Sanoh Industrial Co., Ltd.	114,900	462,408

4

#	Sanrio Co., Ltd.	270,400	2,657,472
	Sanyo Housing Nagoya Co., Ltd.	354	321,302
#	Sanyo Shokai, Ltd.	462,000	1,782,109
#	Seiko Holdings Corp.	391,407	839,650
#	Seiren Co., Ltd.	215,100	957,074
#	Senshukai Co., Ltd.	159,600	1,096,343
* #	Seven Seas Holdings Co., Ltd.	891,000	347,250
	Shikibo, Ltd.	497,000	588,554
	Shimachu Co., Ltd.	43,800	933,348
	Shinyei Kaisha	96,000	148,405
#	Shiroki Co., Ltd.	302,000	655,021
#	Shobunsha Publications, Inc.	358,300	1,646,697
#	Shochiku Co., Ltd.	427,400	2,906,902
	Showa Corp.	247,300	982,648
*	Silver Ox, Inc.	179,000	82,446
* #	Silver Seiko, Ltd.	1,091,000	61,132
	SNT Corp.	93,800	306,780
	Sofmap Co., Ltd.	43,100	84,366
	Soft99 Corp.	71,500	354,194
	Sotoh Co., Ltd.	49,700	717,872
	SPK Corp.	16,800	201,044
#	Suminoe Textile Co., Ltd.	260,000	308,718
	Sumitomo Forestry Co., Ltd.	201,366	1,444,691
*	Suzutan Co., Ltd.	26,200	58,003
* #	SxL Corp.	493,000	200,309
	Tachikawa Corp.	50,800	254,292
	Tachi-S Co., Ltd.	119,440	623,636
#	Takamatsu Construction Group	126,800	2,153,804
#	Taka-Q Co., Ltd.	73,500	106,777
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	65,606
#	Tasaki Shinju Co., Ltd.	892,000	689,801
	Taya Co., Ltd.	5,000	38,076
	TBK Co., Ltd.	90,000	115,698
	TDF Corp.	27,000	25,895
#	Tecmo, Ltd.	77,700	636,521
#	Teikoku Piston Ring Co., Ltd.	108,100	412,883
	Teikoku Sen-I Co., Ltd.	78,000	312,029
	Telepark Corp.	146	171,598
* #	Ten Allied Co., Ltd.	50,000	164,818
* #	The Daiei, Inc.	223,900	1,005,235
#	The Japan General Estate Co., Ltd.	118,700	161,666
#	The Japan Wool Textile Co., Ltd.	308,000	2,030,168
	Tigers Polymer Corp.	59,000	223,670
	Toabo Corp.	353,000	213,312
	Toei Co., Ltd.	427,000	1,855,277
* #	Tohoku Misawa Homes Co., Ltd.	37,500	81,044
* #	Tokai Kanko Co., Ltd.	505,999	123,476
	Tokai Rika Co., Ltd.	85,400	650,090
	Tokai Rubber Industries, Ltd.	106,300	792,723
#	Tokai Senko K.K.	462,000	339,559
	Tokyo Dome Corp.	638,200	1,899,079
	Tokyo Kaikan Co., Ltd.	12,000	42,219
	Tokyo Soir Co., Ltd.	49,000	125,785
#	Tokyo Style Co., Ltd.	336,700	2,523,877
	Tokyotokeiba Co., Ltd.	880,000	1,253,134

5

	Tokyu Recreation Co., Ltd.	77,000	420,565
#	Tomy Co., Ltd.	313,193	1,664,198
* #	Tonichi Carlife Group, Inc.	318,000	154,511
	Topre Corp.	180,100	1,221,055
	Totenko Co., Ltd.	57,000	91,147
#	Touei Housing Corp.	128,540	191,783
	Towa Real Estate Development Co., Ltd.	284,500	164,927
#	Toyo Radiator Co., Ltd.	253,000	357,621
#	Toyo Tire & Rubber Co., Ltd.	711,000	1,036,208
#	Toyobo Co., Ltd.	1,002,000	1,433,786
	Tsukamoto Co., Ltd.	67,000	46,558
#	Tsutsumi Jewelry Co., Ltd.	67,500	1,484,351
#	Unitika, Ltd.	1,629,000	1,125,129
#	U-Shin, Ltd.	94,500	308,851
	Watabe Wedding Corp.	29,500	481,680
#	Watami Food Service Co., Ltd.	134,000	3,530,783
	Wondertable, Ltd.	97,000	97,303
	Xebio Co., Ltd.	52,800	963,819
	Yamato International, Inc.	43,000	196,780
	Yellow Hat, Ltd.	73,700	247,344
	Yokohama Reito Co., Ltd.	175,000	1,194,755
#	Yomiuri Land Co., Ltd.	258,000	785,391
	Yonex Co., Ltd.	40,000	316,924
#	Yorozu Corp.	73,500	564,669
	Yoshimoto Kogyo Co., Ltd.	116,800	1,407,439
#	Yoshinoya Holdings Co., Ltd.	2,168	2,688,396
#	Zenrin Co., Ltd.	127,400	1,324,915
#	Zensho Co., Ltd.	362,900	2,120,882
Total Consumer Discretionary			217,674,598

Consumer Staples — (8.8%)
#	Aderans Holdings Co., Ltd.	142,450	1,127,049
*	Aeon Hokkaido Corp.	428,200	1,447,105
	Ahjikan Co., Ltd.	10,500	75,214
#	Ariake Japan Co., Ltd.	113,700	2,041,532
	Cawachi, Ltd.	81,200	1,396,647
	CFS Corp.	122,000	862,514
#	Chubu Shiryo Co., Ltd.	89,000	674,640
	Chuo Gyorui Co., Ltd.	93,000	185,692
	Coca-Cola Central Japan Co., Ltd.	143,000	2,142,639
*	cocokara fine HOLDINGS, Inc.	36,060	462,748
	CVS Bay Area, Inc.	55,000	74,943
#	DyDo Drinco, Inc.	55,700	1,597,966
	Echo Trading Co., Ltd.	11,000	88,688
	Ensuiko Sugar Refining Co., Ltd.	103,000	163,388
#	Fancl Corp.	218,500	2,843,966
* #	First Baking Co., Ltd.	183,000	178,528
#	Fuji Oil Co., Ltd.	296,500	3,663,842
	Fujicco Co., Ltd.	118,600	1,447,089
* #	Fujiya Co., Ltd.	549,000	722,581
	Hagoromo Foods Corp.	40,000	438,279
	Harashin Narus Holdings Co., Ltd.	61,500	687,898
* #	Hayashikane Sangyo Co., Ltd.	336,000	287,199
#	Heiwado Co., Ltd.	198,600	3,109,765
* #	Hohsui Corp.	120,000	108,360

6

	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	423,854
#	Hokuto Corp.	110,300	2,914,804
	Inageya Co., Ltd.	175,000	1,726,673
	Itochu-Shokuhin Co., Ltd.	41,600	1,588,668
	Itoham Foods, Inc.	693,800	2,344,046
	Izumiya Co., Ltd.	292,000	1,835,433
#	J-Oil Mills, Inc.	533,000	1,845,061
	Kameda Seika Co., Ltd.	70,000	1,081,422
	Kasumi Co., Ltd.	211,000	1,006,794
#	Key Coffee, Inc.	76,600	1,251,123
	Kirindo Co., Ltd.	32,800	182,585
#	Kyodo Shiryo Co., Ltd.	353,000	442,270
	Kyokuyo Co., Ltd.	370,000	811,560
#	Life Corp.	183,900	3,330,767
	Mandom Corp.	82,200	2,047,928
	Marudai Food Co., Ltd.	443,000	1,217,413
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,626,594
*	Maruya Co., Ltd.	14,000	17,650
#	Matsumotokiyoshi Holdings Co., Ltd.	36,500	718,683
*	Maxvalu Tohok Co., Ltd.	18,200	137,556
	Maxvalu Tokai Co., Ltd.	59,400	864,472
#	Meito Sangyo Co., Ltd.	77,800	1,253,114
	Mercian Corp.	413,000	761,347
	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,620,557
#	Milbon Co., Ltd.	42,840	1,085,119
	Ministop Co., Ltd.	84,900	1,540,785
	Mitsui Sugar Co., Ltd.	465,850	1,533,258
	Miyoshi Oil & Fat Co., Ltd.	261,000	349,898
#	Morinaga & Co., Ltd.	909,000	1,984,932
#	Morinaga Milk Industry Co., Ltd.	852,000	2,935,715
	Morishita Jinton Co., Ltd.	47,800	100,910
	Morozoff, Ltd.	108,000	355,465
#	Nagatanien Co., Ltd.	118,000	1,067,467
	Nakamuraya Co., Ltd.	203,000	1,083,667
#	Nichimo Co., Ltd.	112,000	156,099
#	Nihon Chouzai Co., Ltd.	22,380	295,947
	Niitaka Co., Ltd.	7,260	53,299
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,345,318
	Nippon Flour Mills Co., Ltd.	604,000	3,003,626
	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	315,370
#	Nippon Suisan Kaisha, Ltd.	514,500	1,274,559
	Nissin Sugar Manufacturing Co., Ltd.	149,000	337,899
	Nitto Flour Milling Co., Ltd.	64,000	196,203
	Oenon Holdings, Inc.	247,000	619,557
	Oie Sangyo Co., Ltd.	20,900	188,990
	Okuwa Co., Ltd.	146,000	2,043,606
	Olympic Corp.	65,000	443,962
	Oriental Yeast Co., Ltd.	101,000	499,711
	Pietro Co., Ltd.	10,300	89,868
#	Pigeon Corp.	67,800	1,697,842
	Poplar Co., Ltd.	25,760	173,491
*	Prima Meat Packers, Ltd.	705,000	1,174,625
#	Riken Vitamin Co., Ltd.	79,300	2,287,416
	Rock Field Co., Ltd.	47,800	640,861
#	Ryoshoku, Ltd.	145,000	3,365,847

7

	S Foods, Inc.	104,000	870,042
#	Sakata Seed Corp.	171,000	2,469,401
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	699,831
	Shoei Foods Corp.	44,000	203,796
#	Showa Sangyo Co., Ltd.	581,000	1,799,862
#	Snow Brand Milk Products Co., Ltd.	900,000	3,155,468
	Sogo Medical Co., Ltd.	23,000	692,492
	Sonton Food Industry Co., Ltd.	43,000	262,728
#	Sotetsu Rosen Co., Ltd.	70,000	362,429
	Starzen Corp.	279,000	706,536
#	T. Hasegawa Co., Ltd.	133,400	1,686,566
	Takara Holdings, Inc.	26,000	124,369
* #	The Maruetsu, Inc.	417,000	2,400,994
#	The Nisshin Oillio Group, Ltd.	585,000	2,820,297
	Three F Co., Ltd.	17,700	121,469
#	Tobu Store Co., Ltd.	215,000	830,871
#	Toho Co., Ltd.	158,000	534,422
	Tohto Suisan Co., Ltd.	120,000	146,927
	Torigoe Co., Ltd.	84,500	673,082
* #	Toyo Sugar Refining Co., Ltd.	157,000	170,595
	Tsukiji Uoichiba Co., Ltd.	57,000	76,098
	Tsuruha Holdings, Inc.	45,200	1,634,467
	Unicafe, Inc.	14,260	179,826
	Unicharm Petcare Corp.	88,900	2,942,902
	Unimat Offisco Corp.	85,100	731,189
	Valor Co., Ltd.	173,600	1,481,009
	Warabeya Nichiyo Co., Ltd.	51,360	827,410
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	451,785
	Yaoko Co., Ltd.	64,700	2,138,455
#	Yomeishu Seizo Co., Ltd.	100,000	902,743
	Yonekyu Corp.	98,000	1,076,780
	Yuasa Funashoku Co., Ltd.	112,000	212,515
	Yukiguni Maitake Co., Ltd.	86,880	326,310
	Yutaka Foods Corp.	6,000	86,393
Total Consumer Staples			123,920,017

Energy — (1.2%)
#	AOC Holdings, Inc.	139,600	742,365
#	BP Castrol K.K.	69,800	178,043
* #	Fuji Kosan Co., Ltd.	264,000	210,908
	Itochu Enex Co., Ltd.	321,400	2,268,639
	Japan Oil Transportation Co., Ltd.	79,000	147,519
#	Kanto Natural Gas Development Co., Ltd.	175,000	1,098,570
#	Kyoei Tanker Co., Ltd.	115,000	293,138
#	Mitsuuroko Co., Ltd.	219,300	1,418,187
#	Modec, Inc.	102,500	1,973,952
#	Nippon Gas Co., Ltd.	148,900	2,230,786
	Nippon Seiro Co., Ltd.	64,000	101,687
#	Sala Corp.	129,500	822,500
	San-Ai Oil Co., Ltd.	259,000	1,146,720
	Shinko Plantech Co., Ltd.	154,800	1,188,397
	Sinanen Co., Ltd.	259,000	1,217,392
#	Toa Oil Co., Ltd.	360,000	339,586
#	Toyo Kanetsu K.K.	466,000	812,133
Total Energy			16,190,522

8

Financials — (7.8%)
#	Arealink Co., Ltd.	3,000	73,669
#	Azel Corp.	1,237,000	94,598
#	Bank of the Ryukyus, Ltd.	121,780	1,134,743
#	Central Finance Co., Ltd.	341,000	538,381
#	Century Leasing System, Inc.	165,400	1,458,289
#	Chuo Corp.	81,000	22,823
	Daiko Clearing Services Corp.	49,700	351,191
	Fukushima Bank, Ltd.	836,000	487,790
	Fuyo General Lease Co., Ltd.	104,100	1,628,490
	Heiwa Real Estate Co., Ltd.	171,000	389,738
	Higashi-Nippon Bank, Ltd.	626,000	1,803,407
#	Ichiyoshi Securities Co., Ltd.	160,600	919,964
*	Kakuei (L.) Corp.	100,000	1,113
* #	Kenedix, Inc.	442	64,213
*	Kirayaka Bank, Ltd.	98,000	105,816
	Kiyo Holdings, Inc.	2,135,900	2,903,823
#	Kobayashi Yoko Co., Ltd.	268,200	1,044,938
#	Kosei Securities Co., Ltd.	295,000	256,058
#	Marusan Securities Co., Ltd.	256,000	1,338,007
#	Mito Securities Co., Ltd.	271,000	736,628
#	Mizuho Investors Securities Co., Ltd.	781,000	632,619
#	Monex Group, Inc.	2,123	646,351
	Musashino Bank, Ltd.	68,600	2,359,633
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,325
* #	NIS Group Co., Ltd.	2,341,425	796,221
	Nisshin Fudosan Co., Ltd.	218,100	468,728
#	Okasan Securities Group, Inc.	547,000	2,204,903
* #	OMC Card, Inc.	212,500	383,134
	Ricoh Leasing Co., Ltd.	91,100	1,332,048
#	RISA Partners, Inc.	375	140,225
#	Sankei Building Co., Ltd.	190,800	937,597
#	Shikoku Bank, Ltd.	742,000	3,898,417
#	Shimizu Bank, Ltd.	32,100	1,467,571
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	946,318
	Takagi Securities Co., Ltd.	208,000	178,615
	The Aichi Bank, Ltd.	34,100	2,601,271
	The Akita Bank, Ltd.	666,400	2,790,410
#	The Aomori Bank, Ltd.	611,000	2,591,221
#	The Bank of Ikeda, Ltd.	70,300	3,197,997
#	The Bank of Iwate, Ltd.	63,300	3,977,892
	The Bank of Nagoya, Ltd.	228,297	1,342,268
	The Bank of Okinawa, Ltd.	74,500	2,712,858
	The Bank of Saga, Ltd.	584,000	2,071,824
* #	The Chiba Kogyo Bank, Ltd.	169,600	2,133,044
	The Chukyo Bank, Ltd.	732,000	2,644,151
#	The Daisan Bank, Ltd.	621,000	2,088,571
	The Daito Bank, Ltd.	498,000	359,976
	The Ehime Bank, Ltd.	593,000	1,929,621
	The Eighteenth Bank, Ltd.	614,000	2,139,745
	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	592,411
#	The Fukui Bank, Ltd.	841,000	3,021,543
	The Hokkoku Bank, Ltd.	705,000	2,541,244

9

#	The Hokuetsu Bank, Ltd.	875,000	1,737,071
	The Kagawa Bank, Ltd.	269,350	1,534,290
#	The Kanto Tsukuba Bank, Ltd.	188,800	591,265
	The Kita-Nippon Bank, Ltd.	29,706	964,202
	The Michinoku Bank, Ltd.	524,000	1,094,334
	The Minato Bank, Ltd.	1,360,000	2,126,488
	The Miyazaki Bank, Ltd.	494,000	1,804,947
	The Nagano Bank, Ltd.	314,000	845,270
	The Oita Bank, Ltd.	491,900	3,093,558
	The San-in Godo Bank, Ltd.	27,000	207,213
#	TOC Co., Ltd.	422,050	1,865,712
	Tochigi Bank, Ltd.	386,000	2,280,380
	Toho Bank, Ltd.	759,200	3,302,914
	Toho Real Estate Co., Ltd.	189,800	1,008,977
	Tohoku Bank, Ltd.	390,000	651,470
	Tokai Tokyo Securities Co., Ltd.	898,000	2,159,177
#	Tokushima Bank, Ltd.	267,200	1,378,450
#	Tokyo Rakutenchi Co., Ltd.	222,000	911,941
#	Tokyo Theatres Co., Inc.	299,000	670,079
	Tokyo Tomin Bank, Ltd.	110,100	1,827,373
	Tokyu Community Corp.	48,200	877,308
#	Tokyu Livable, Inc.	102,300	442,289
	Tomato Bank, Ltd.	397,000	1,005,274
#	Tottori Bank, Ltd.	328,000	993,916
* #	Towa Bank, Ltd.	876,000	672,138
	Toyo Securities Co., Ltd.	307,000	512,854
#	Yamagata Bank, Ltd.	584,500	3,526,341
	Yamanashi Chuo Bank, Ltd.	242,000	1,409,107
#	Yuraku Real Estate Co., Ltd.	588,000	677,804
Total Financials			110,655,573

Health Care — (3.3%)
	Aloka Co., Ltd.	89,000	732,596
	As One Corp.	69,568	1,499,625
	ASKA Pharmaceutical Co., Ltd.	101,000	915,530
	Create Medic Co., Ltd.	28,000	243,557
	Eiken Chemical Co., Ltd.	78,900	592,519
	FALCO biosystems, Ltd.	34,300	270,671
#	Fuso Pharmaceutical Industries, Ltd.	322,000	967,928
	Green Hospital Supply, Inc.	940	543,006
	Hitachi Medical Corp.	135,000	1,342,178
#	Hogy Medical Co., Ltd.	54,500	3,263,091
	Iwaki & Co., Ltd.	55,000	99,372
	Japan Medical Dynamic Marketing, Inc.	44,900	76,959
#	Jeol, Ltd.	268,000	720,443
	JMS Co., Ltd.	126,000	564,079
	Kaken Pharmaceutical Co., Ltd.	387,000	4,249,807
	Kawamoto Corp.	4,000	16,988
	Kawanishi Holdings, Ltd.	7,400	70,017
	Kawasumi Laboratories, Inc.	45,000	206,733
#	Kyorin Co., Ltd.	198,000	2,701,638
	Miraca Holdings, Inc.	32,000	683,489
#	Nichii Gakkan Co.	121,200	1,901,697
	Nihon Kohden Corp.	151,200	2,821,615
#	Nikkiso Co., Ltd.	237,000	1,399,191

10

#	Nippon Chemiphar Co., Ltd.	131,000	410,029
	Nippon Shinyaku Co., Ltd.	237,000	2,721,698
#	Nipro Corp.	201,100	3,012,393
	Nissui Pharmaceutical Co., Ltd.	66,100	539,955
#	Paramount Bed Co., Ltd.	98,800	1,245,970
	Rion Co., Ltd.	5,000	27,890
	Seikagaku Corp.	198,500	2,180,685
#	SSP Co., Ltd.	396,000	2,408,535
#	Topcon Corp.	121,700	503,245
	Torii Pharmaceutical Co., Ltd.	92,800	1,593,419
#	Towa Pharmaceutical Co., Ltd.	56,300	2,862,840
	Vital-Net, Inc.	142,400	865,971
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	389,078
#	Zeria Pharmaceutical Co., Ltd.	153,000	1,703,566
Total Health Care			46,348,003

Industrials — (20.8%)
	A&A Material Corp.	235,000	204,081
#	Advan Co., Ltd.	99,400	365,837
* #	Advanex, Inc.	121,000	115,888
	Aeon Delight Co., Ltd.	120,000	2,614,756
	Aica Kogyo Co., Ltd.	236,500	2,315,652
	Aichi Corp.	209,200	869,643
	Aida Engineering, Ltd.	265,700	782,363
	Airport Facilities Co., Ltd.	177,770	1,018,055
	Airtech Japan, Ltd.	26,700	104,368
	Alps Logistics Co., Ltd.	52,500	554,917
	Altech Co., Ltd.	23,000	37,011
#	Altech Corp.	37,150	214,446
#	Amano Corp.	269,000	1,991,091
	Ando Corp.	257,000	454,899
#	Anest Iwata Corp.	149,000	431,931
*	AOMI Construction Co., Ltd.	211,000	46,222
	Asahi Diamond Industrial Co., Ltd.	245,000	1,245,894
	Asahi Kogyosha Co., Ltd.	99,000	338,963
#	Asahi Pretec Corp.	120,450	1,297,297
* #	Asanuma Corp.	1,424,000	828,314
	Asia Air Survey Co., Ltd.	32,000	74,804
	Asunaro Aoki Construction Co., Ltd.	166,500	702,732
	Ataka Construction & Engineering Co., Ltd.	60,000	137,654
	Bando Chemical Industries, Ltd.	340,000	793,655
*	Banners Co., Ltd.	482,000	37,558
	Bidec Servo Corp.	78,000	230,928
	Biken Techno Corp.	14,100	55,745
	Bunka Shutter Co., Ltd.	239,000	988,157
	Central Glass Co., Ltd.	601,000	2,191,977
#	Central Security Patrols Co., Ltd.	44,700	411,280
	Chudenko Corp.	192,700	3,344,458
#	Chugai Ro Co., Ltd.	327,000	899,742
#	Chuo Denki Kogyo Co., Ltd.	90,000	516,543
#	CKD Corp.	229,700	847,350
	Commuture Corp.	154,202	1,000,756
	Comsys Holdings Corp.	103,000	868,339
#	Cosel Co., Ltd.	130,700	1,138,099
	CTI Engineering Co., Ltd.	44,000	290,171

11

	Dai-Dan Co., Ltd.	156,000	709,612
#	Daido Metal Co., Ltd.	144,000	500,636
#	Daihen Corp.	459,000	1,801,931
	Daiho Corp.	1,355,000	686,156
#	Daiichi Jitsugyo Co., Ltd.	194,000	581,516
#	Daimei Telecom Engineering Corp.	140,000	1,182,951
#	Daiseki Co., Ltd.	147,263	2,254,727
*	Daisue Construction Co., Ltd.	316,500	94,092
	Daiwa Industries, Ltd.	169,000	562,710
	Daiwa Odakyu Construction Co., Ltd.	63,500	123,281
	Danto Holdings Corp.	570,000	453,047
	Denyo Co., Ltd.	90,600	689,971
	DMW Corp.	4,800	66,862
*	Dream Incubator, Inc.	168	98,915
#	Ebara Corp.	825,000	1,495,274
* #	Enshu, Ltd.	215,000	156,357
#	Freesia Macross Corp.	1,355,000	191,966
	Fuji Electric Holdings Co., Ltd.	931,000	1,109,505
*	Fujisash Co., Ltd.	106,300	38,541
	Fujitec Co., Ltd.	304,000	1,037,855
	Fukuda Corp.	700,000	1,201,683
	Fukusima Industries Corp.	29,700	241,844
	Fukuyama Transporting Co., Ltd.	531,400	2,430,223
	Funai Consulting, Co., Ltd.	99,300	525,298
	Furukawa Co., Ltd.	1,390,000	1,226,577
	Furusato Industries, Ltd.	50,600	476,225
	Futaba Corp.	159,500	2,189,469
#	Gecoss Corp.	113,600	542,673
	Hamai Co., Ltd.	97,000	79,756
	Hanwa Co., Ltd.	726,000	2,141,785
	Hazama Corp.	285,800	256,560
	Hibiya Engineering, Ltd.	130,000	992,542
	Hino Motors, Ltd.	433,000	761,860
	Hitachi Cable, Ltd.	390,000	706,521
	Hitachi Metals Techno, Ltd.	57,500	245,977
* #	Hitachi Plant Technologies, Ltd.	628,570	2,305,763
	Hitachi Tool Engineering, Ltd.	94,000	577,495
* #	Hitachi Zosen Corp.	1,506,500	1,425,565
	Hokuetsu Industries Co., Ltd.	96,000	139,496
	Hokuriku Electrical Construction Co., Ltd.	56,000	206,689
#	Hosokawa Micron Corp.	144,000	514,136
#	Howa Machinery, Ltd.	379,000	246,172
#	IBJ Leasing Co., Ltd.	113,300	1,532,902
	Ichiken Co., Ltd.	105,000	110,095
	Ichinen Holdings Co., Ltd.	71,100	334,827
#	Idec Corp.	131,900	1,222,004
#	Iino Kaiun Kaisha, Ltd.	337,400	2,105,406
	i-Logistics Corp.	91,000	145,965
#	Inaba Denki Sangyo Co., Ltd.	86,000	2,041,033
	Inabata and Co., Ltd.	219,900	733,250
*	Inoue Kogyo Co., Ltd.	425,000	4,731
#	Inui Steamship Co., Ltd.	80,800	519,648
* #	Iseki & Co., Ltd.	759,000	2,271,866
* #	Ishikawa Seisakusho, Ltd.	154,000	99,181
*	Ishikawajima Construction Materials Co., Ltd.	216,000	121,930

12

	Ishikawajima Transport Machinery Co., Ltd.	73,000	259,161
	Itoki Corp.	174,200	540,963
#	IWATANI Corp.	847,000	2,040,663
* #	J Bridge Corp.	1,727,700	250,589
#	Jalux, Inc.	43,300	646,535
	Jamco Corp.	82,000	356,820
* #	Japan Bridge Corp.	44,350	117,893
#	Japan Cash Machine Co., Ltd.	99,415	1,002,548
	Japan Foundation Engineering Co., Ltd.	95,600	181,767
	Japan Kenzai Co., Ltd.	93,440	522,445
#	Japan Pulp & Paper Co., Ltd.	501,000	1,586,004
	Japan Steel Tower Co., Ltd.	44,000	154,283
#	Japan Transcity Corp.	231,000	741,404
	JFE Shoji Holdings, Inc.	190,000	565,181
	K.R.S. Corp.	38,200	400,208
	Kamagai Gumi Co., Ltd.	583,800	275,879
	Kamei Corp.	118,000	574,289
	Kanaden Corp.	118,000	587,432
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,094,670
	Kanamoto Co., Ltd.	114,000	396,442
*	Kanematsu Corp.	1,442,625	1,433,225
* #	Kanematsu-NNK Corp.	125,000	91,553
#	Katakura Industries Co., Ltd.	115,900	1,065,448
#	Kato Works Co., Ltd.	197,000	409,009
* #	Kawada Industries, Inc.	1,132,000	1,274,334
	Kawagishi Bridge Works Co., Ltd.	38,000	94,999
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	295,478
#	Kimura Chemical Plants Co., Ltd.	59,400	416,894
#	Kinki Sharyo Co., Ltd.	207,000	960,871
	Kintetsu World Express, Inc.	109,600	2,029,105
#	Kitagawa Iron Works Co., Ltd.	335,000	435,869
#	Kitano Construction Corp.	252,000	552,921
	Kitazawa Sangyo Co., Ltd.	57,000	94,602
#	Kitz Corp.	409,000	1,256,944
	Koike Sanso Kogyo Co., Ltd.	152,000	350,812
	Koito Industries, Ltd.	102,000	276,947
#	Kokuyo Co., Ltd.	122,925	857,174
	Komai Tekko, Inc.	109,000	242,099
	Komatsu Wall Industry Co., Ltd.	32,900	401,600
	Komori Corp.	98,000	916,216
	Kondotec, Inc.	40,500	249,482
#	Kosaido Co., Ltd.	388,400	1,070,134
#	Kuroda Electric Co., Ltd.	109,900	837,300
	Kyodo Printing Co., Ltd.	303,000	697,506
	Kyoei Sangyo Co., Ltd.	97,000	218,214
	Kyokuto Boeki Kaisha, Ltd.	82,000	130,683
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	532,646
	Kyosan Electric Manufacturing Co., Ltd.	213,000	757,442
	Kyowa Exeo Corp.	345,000	3,304,008
	Kyudenko Corp.	266,000	2,086,625
*	Link Consulting Associates - Japan Corp.	14,600	6,258
* #	Lonseal Corp.	127,000	163,142
	Maeda Corp.	624,000	2,142,265
	Maeda Road Construction Co., Ltd.	319,000	2,998,540
#	Maezawa Industries, Inc.	59,300	105,795

13

#	Maezawa Kaisei Industries Co., Ltd.	53,300	519,329
#	Makino Milling Machine Co., Ltd.	322,000	737,023
	Marubeni Construction Material Lease Co., Ltd.	78,000	88,529
	Maruka Machinery Co., Ltd.	28,100	157,298
	Maruwn Corp.	66,000	204,379
#	Maruyama Manufacturing Co., Inc.	150,000	297,074
	Maruzen Showa Unyu Co., Ltd.	327,000	1,027,720
#	Matsuda Sangyo Co., Ltd.	80,282	757,081
	Matsui Construction Co., Ltd.	98,600	357,699
* #	Matsuo Bridge Co., Ltd.	957,000	1,020,548
#	Max Co., Ltd.	184,000	1,806,721
#	Meidensha Corp.	764,050	2,070,142
*	Meiji Machine Co., Ltd.	213,000	108,156
#	Meiji Shipping Co., Ltd.	106,100	475,149
#	Meisei Industrial Co., Ltd.	29,000	66,903
	Meitec Corp.	132,000	2,058,136
	Meito Transportation Co., Ltd.	22,000	198,692
*	Meiwa Trading Co., Ltd.	140,000	195,877
	Minebea Co., Ltd.	3,000	9,098
	Mitani Corp.	52,600	304,469
#	Mitsubishi Cable Industries, Ltd.	717,000	637,179
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	619,928
#	Mitsubishi Pencil Co., Ltd.	118,300	1,313,547
#	Mitsuboshi Belting, Ltd.	274,000	1,351,034
#	Mitsui Matsushima Co., Ltd.	338,000	415,398
#	Mitsui-Soko Co., Ltd.	475,000	1,934,359
	Mitsumura Printing Co., Ltd.	93,000	321,766
#	Miura Co., Ltd.	141,400	3,238,392
	Miura Printing Corp.	19,000	48,186
#	Miyairi Valve Manufacturing Co., Ltd.	307,900	60,945
* #	Miyaji Engineering Group	1,918,175	1,278,068
* #	Miyakoshi Corp.	48,400	168,062
*	Mori Denki Mfg. Co., Ltd.	628,000	41,390
#	Mori Seiki Co., Ltd.	59,200	473,302
	Morita Holdings Corp.	159,000	646,550
#	Moshi Moshi Hotline, Inc.	119,450	2,612,426
	Mystar Engineering Corp.	15,600	57,195
	Nabtesco Corp.	142,000	867,269
	NAC Co., Ltd.	28,900	262,332
#	Nachi-Fujikoshi Corp.	588,000	977,400
	Naikai Zosen Corp.	75,000	198,651
	Nakano Corp.	103,000	148,744
	Narasaki Sangyo Co., Ltd.	68,000	46,991
	NEC Capital Solutions, Ltd.	70,700	571,285
#	NEC System Integration & Construction, Ltd.	147,000	1,581,434
	New Tachikawa Aircraft Co., Ltd.	9,900	429,243
#	Nichias Corp.	424,000	1,121,701
	Nichiban Co., Ltd.	122,000	394,753
#	Nichiha Corp.	113,680	734,339
	Nihon Spindle Manufacturing Co., Ltd.	115,000	186,742
	Nikko Co., Ltd.	127,000	371,026
#	Nippo Corp.	367,000	2,846,378
#	Nippon Carbon Co., Ltd.	396,000	907,428
* #	Nippon Conveyor Co., Ltd.	168,000	148,007
	Nippon Densetsu Kogyo Co., Ltd.	210,000	2,520,640

14

	Nippon Denwa Shisetu Co., Ltd.	203,000	538,326
	Nippon Filcon Co., Ltd.	73,100	339,269
	Nippon Hume Corp.	91,000	279,610
	Nippon Jogesuido Sekkei Co., Ltd.	289	202,345
	Nippon Kanzai Co., Ltd.	69,200	1,150,169
#	Nippon Koei Co., Ltd.	272,000	733,906
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,550,113
	Nippon Seisen Co., Ltd.	107,000	230,683
	Nippon Shindo Co., Ltd.	50,000	62,973
	Nippon Signal Co., Ltd.	210,200	1,288,593
#	Nippon Steel Trading Co., Ltd.	389,000	600,251
	Nippon Thompson Co., Ltd.	255,000	1,042,276
	Nippon Tungsten Co., Ltd.	82,000	126,964
	Nippon Yusoki Co., Ltd.	138,000	328,563
#	Nishimatsu Construction Co., Ltd.	954,000	967,469
	Nishishiba Electric Co., Ltd.	101,000	146,247
	Nissei Corp.	104,600	773,961
	Nissei Plastic Industrial Co., Ltd.	394,900	1,067,104
	Nissin Corp.	342,000	795,833
	Nitchitsu Co., Ltd.	60,000	93,232
	Nitta Corp.	101,400	1,312,160
#	Nitto Boseki Co., Ltd.	847,000	1,418,055
#	Nitto Electric Works, Ltd.	150,700	1,202,593
	Nitto Kohki Co., Ltd.	73,500	1,209,502
#	Nitto Seiko Co., Ltd.	140,000	368,188
*	Nittoc Construction Co., Ltd.	316,000	118,255
	Noda Corp.	169,300	280,795
	Nomura Co., Ltd.	205,000	550,599
	Noritake Co., Ltd.	543,000	1,722,481
#	Noritz Corp.	177,100	2,464,729
*	Oak Capital Corp.	753,354	58,678
	Obayashi Road Corp.	106,000	157,621
	Oiles Corp.	119,142	1,402,757
	Okabe Co., Ltd.	186,900	863,486
	Okamoto Machine Tool Works, Ltd.	164,000	157,070
#	Okamura Corp.	370,900	2,077,315
	Okano Valve Manufacturing Co.	58,000	452,862
	Oki Electric Cable Co., Ltd.	117,000	176,768
#	OKK Corp.	255,000	283,120
	OKUMA Corp.	152,000	496,661
#	Okumura Corp.	750,400	3,213,645
#	O-M, Ltd.	105,000	370,344
#	Onoken Co., Ltd.	70,900	600,713
#	Organo Corp.	198,000	1,223,311
#	Oriental Shiraishi Corp.	463,800	5,163
	Original Engineering Consultants Co., Ltd.	66,500	109,565
#	OSG Corp.	116,800	709,183
	Oyo Corp.	107,500	1,186,221
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	197,175
#	Park24 Co., Ltd.	150,100	987,006
* #	Penta-Ocean Construction Co., Ltd.	841,000	1,067,023
#	Pilot Corp.	759	973,032
#	Pronexus, Inc.	133,400	982,016
* #	Radia Holdings, Inc.	4,635	24,639
#	Raito Kogyo Co., Ltd.	193,700	355,955

15

	Rheon Automatic Machinery Co., Ltd.	64,000	169,068
	Ryobi, Ltd.	558,200	1,009,762
*	Sailor Pen Co., Ltd.	127,000	58,149
	Sakai Heavy Industries, Ltd.	126,000	192,158
*	Sakurada Co., Ltd.	225,000	19,921
* #	Sanix, Inc.	157,400	172,526
	Sanki Engineering Co., Ltd.	261,000	1,710,790
#	Sanko Metal Industrial Co., Ltd.	118,000	350,331
	Sankyo-Tateyama Holdings, Inc.	1,102,000	829,750
	Sanritsu Corp.	17,800	107,723
	Sanwa Holdings Corp.	236,000	806,717
	Sanyo Denki Co., Ltd.	214,000	512,150
	Sanyo Engineering & Construction, Inc.	48,000	154,759
	Sanyo Industries, Ltd.	102,000	157,535
#	Sasebo Heavy Industries Co., Ltd.	546,000	945,695
#	Sato Corp.	108,600	1,106,683
	Sato Shoji Corp.	65,300	424,639
	Sawafuji Electric Co., Ltd.	48,000	89,904
	Secom Joshinetsu Co., Ltd.	33,900	608,056
	Secom Techno Service Co., Ltd.	43,500	1,145,388
	Seibu Electric Industry Co., Ltd.	67,000	291,523
	Seika Corp.	267,000	614,688
*	Seikitokyu Kogyo Co., Ltd.	335,000	117,021
	Seino Holdings Co., Ltd.	199,000	964,179
	Sekisui Jushi Co., Ltd.	162,000	1,201,195
#	Senko Co., Ltd.	371,000	1,362,534
	Senshu Electric Co., Ltd.	37,300	437,567
#	Shibaura Mechatronics Corp.	171,000	562,573
#	Shibusawa Warehouse Co., Ltd.	259,000	1,250,285
	Shibuya Kogyo Co., Ltd.	82,300	717,495
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,196,086
#	Shin Nippon Air Technologies Co., Ltd.	84,980	719,268
	Shin-Keisei Electric Railway Co., Ltd.	174,000	665,889
#	Shinko Electric Co., Ltd.	496,000	1,481,550
#	Shin-Kobe Electric Machinery Co., Ltd.	174,000	968,755
	Shinmaywa Industries, Ltd.	403,000	995,656
#	Shinnihon Corp.	215,900	228,094
	Shinsho Corp.	284,000	529,327
#	Shinwa Kaiun Kaisha, Ltd.	409,000	966,561
#	Sho-Bond Corp.	98,100	2,054,043
#	Shoko Co., Ltd.	316,000	344,103
	Showa Aircraft Industry Co., Ltd.	112,000	468,736
	Showa KDE Co., Ltd.	124,000	121,576
	Sintokogio, Ltd.	191,800	1,196,224
	Soda Nikka Co., Ltd.	67,000	227,689
#	Sohgo Security Services Co., Ltd.	94,900	899,935
	Space Co., Ltd.	73,420	515,544
	Subaru Enterprise Co., Ltd.	59,000	188,440
	Sugimoto & Co., Ltd.	34,100	344,975
	Sumitomo Densetsu Co., Ltd.	104,600	654,816
*	Sumitomo Mitsui Construction Co., Ltd.	84,500	60,052
#	Sumitomo Precision Products Co., Ltd.	176,000	726,049
	Sumitomo Warehouse Co., Ltd.	292,000	1,282,731
*	Sun Wave Corp.	857,000	1,419,416
	Suzuki Metal Industry Co., Ltd.	71,000	93,908

16

	SWCC Showa Holdings Co., Ltd.	831,000	610,746
#	Tadano, Ltd.	157,579	652,793
	Taihei Dengyo Kaisha, Ltd.	152,000	1,813,308
	Taihei Kogyo Co., Ltd.	257,000	628,848
* #	Taiheiyo Kaiun Co., Ltd.	167,000	182,624
*	Taiheiyo Kouhatsu, Inc.	198,000	110,406
	Taiho Kogyo Co., Ltd.	95,200	406,805
#	Taikisha, Ltd.	125,600	1,908,117
	Takada Kiko Co., Ltd.	350,000	427,806
#	Takano Co., Ltd.	52,000	402,218
	Takara Printing Co., Ltd.	38,055	300,084
#	Takara Standard Co., Ltd.	515,000	3,266,080
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,228,273
* #	Takashima & Co., Ltd.	137,000	218,889
	Takigami Steel Construction Co., Ltd.	50,000	116,371
	Takisawa Machine Tool Co., Ltd.	191,000	151,032
#	Takuma Co., Ltd.	297,000	424,348
	Tanseisha Co., Ltd.	74,000	148,609
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	484,778
	TCM Corp.	350,000	481,555
	Techno Associe Co., Ltd.	58,400	330,511
	Techno Ryowa, Ltd.	64,900	411,418
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	411,102
*	Tekken Corp.	521,000	508,793
	Teraoka Seisakusho Co., Ltd.	53,600	264,617
	The Keihin Co., Ltd.	199,000	257,984
	The Kodensha Co., Ltd.	25,000	41,288
	The Yasuda Warehouse Co., Ltd.	98,200	876,184
*	Toa Corp.	744,000	1,042,192
#	Toa Doro Kogyo Co., Ltd.	155,000	210,649
*	Tobishima Corp.	1,548,500	256,041
#	Tocalo Co., Ltd.	51,600	485,234
#	Toda Corp.	623,000	2,142,204
	Todentu Corp.	121,000	207,677
	Toenec Corp.	316,000	1,871,560
	Tokai Lease Co., Ltd.	86,000	120,460
	Toko Electric Corp.	88,000	226,220
	Tokyo Biso Kogyo Corp.	19,000	135,571
	Tokyo Energy & Systems, Inc.	126,000	981,115
	Tokyo Keiki, Inc.	265,000	315,174
#	Tokyo Kikai Seisakusho, Ltd.	304,000	540,921
#	Tokyo Leasing Co., Ltd.	223,800	1,716,684
	Tokyo Sangyo Co., Ltd.	78,000	210,865
	Toli Corp.	207,000	341,709
#	Tomoe Corp.	115,500	224,701
#	Tonami Holdings Co., Ltd.	331,000	838,460
* #	Tori Holdings Co., Ltd.	2,969,000	99,148
#	Torishima Pump Manufacturing Co., Ltd.	102,200	881,406
	Toshiba Machine Co., Ltd.	209,000	574,326
#	Toshiba Plant Kensetsu Co., Ltd.	257,450	2,866,549
	Tosho Printing Co., Ltd.	243,000	617,238
	Totetsu Kogyo Co., Ltd.	122,000	812,898
#	Toyo Electric Co., Ltd.	156,000	705,037
	Toyo Engineering Corp.	628,400	2,034,577
	Toyo Machinery & Metal Co., Ltd.	61,000	87,058

17

	Toyo Shutter Co., Ltd.	11,800	77,309
* #	Toyo Tanso Co, Ltd.	10,800	400,388
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	402,064
#	Trusco Nakayama Corp.	101,500	1,161,837
	Tsubakimoto Chain Co.	579,700	1,420,432
	Tsubakimoto Kogyo Co., Ltd.	97,000	199,461
#	Tsugami Corp.	265,000	455,091
#	Tsukishima Kikai Co., Ltd.	149,000	871,911
	Tsurumi Manufacturing Co., Ltd.	94,000	538,904
	Tsuzuki Denki Co., Ltd.	75,000	199,560
	TTK Co., Ltd.	62,000	276,728
	Uchida Yoko Co., Ltd.	171,000	617,380
#	Ueki Corp.	455,000	622,627
#	Union Tool Co.	70,600	1,377,801
	Utoc Corp.	96,400	317,986
* #	Venture Link Co., Ltd.	405,500	75,964
* #	Wakachiku Construction Co., Ltd.	3,872,000	1,452,636
	Wavelock Holdings Co., Ltd.	31,500	103,998
	Weathernews, Inc.	26,700	372,834
	Yahagi Construction Co., Ltd.	151,000	765,879
*	YAMABIKO Corp.	28,782	326,475
	Yamato Corp.	82,000	262,258
	Yamaura Corp.	40,500	68,410
#	Yamazen Co., Ltd.	306,600	1,068,929
	Yokogawa Bridge Holdings Corp.	139,400	1,348,440
	Yondenko Corp.	133,800	708,460
#	Yuasa Trading Co., Ltd.	779,000	821,592
	Yuken Kogyo Co., Ltd.	156,000	262,397
	Yurtec Corp.	278,000	1,636,689
#	Yushin Precision Equipment Co., Ltd.	53,534	478,921
Total Industrials			293,759,439

Information Technology — (8.6%)
#	Ai Holdings Corp.	182,600	566,705
	Aichi Tokei Denki Co., Ltd.	113,000	273,326
#	Aiphone Co., Ltd.	70,900	1,280,373
* #	Allied Telesis Holdings K.K.	470,700	191,769
	Alpha Systems, Inc.	39,500	873,598
	Alps Electric Co., Ltd.	284,900	1,196,090
#	Anritsu Corp.	435,000	949,256
	AOI Electronics Co., Ltd.	37,400	259,514
	Apic Yamada Corp.	36,000	44,516
#	CAC Corp.	69,100	490,655
	Canon Electronics, Inc.	68,200	801,792
	Canon Finetech, Inc.	133,970	1,444,781
	Chino Corp.	158,000	388,601
	Computer Engineering & Consulting, Ltd.	61,500	480,703
	Core Corp.	45,700	270,252
	Cresco, Ltd.	11,600	140,936
	CSK Holdings Corp.	97,200	403,310
*	Daiko Denshi Tsushin, Ltd.	23,000	33,921
#	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,119,565
#	Denki Kogyo Co., Ltd.	237,000	1,404,690
#	Disco Corp.	37,000	898,673
	DKK TOA Corp.	31,000	77,174

18

	DTS Corp.	84,900	693,773
#	Dwango Co., Ltd.	230	395,373
#	eAccess, Ltd.	4,620	3,132,962
#	Eizo Nanao Corp.	75,600	1,369,782
	Elna Co., Ltd.	97,000	91,861
* #	Elpida Memory, Inc.	148,500	1,046,336
#	Epson Toyocom Corp.	426,000	772,307
	ESPEC Corp.	79,800	439,929
* #	FDK Corp.	425,000	781,592
#	Fuji Soft, Inc.	127,900	2,296,656
	Fujitsu Component, Ltd.	177	71,619
	Fujitsu Frontech, Ltd.	78,600	689,764
	Fuso Dentsu Co., Ltd.	16,000	59,153
#	Future Architect, Inc.	1,464	547,146
	Hakuto Co., Ltd.	80,300	583,165
	Hitachi Business Solution Co., Ltd.	43,200	242,848
	Hitachi Information Systems, Ltd.	128,100	2,472,854
#	Hitachi Kokusai Electric, Inc.	303,500	1,743,374
	Hitachi Maxell, Ltd.	153,900	1,264,917
	Hitachi Software Engineering Co., Ltd.	177,000	2,492,779
	Hitachi Systems & Services, Ltd.	77,600	816,438
	Hochiki Corp.	97,000	689,425
	Hokuriku Electric Industry Co., Ltd.	308,000	500,179
#	Horiba, Ltd.	49,900	786,025
#	Hosiden Corp.	243,000	2,838,691
	Icom, Inc.	49,700	1,077,122
* #	Ikegami Tsushinki Co., Ltd.	174,000	146,882
	Ines Corp.	172,500	895,027
	I-Net Corp.	47,800	241,030
	Information Services International-Dentsu, Ltd.	98,200	598,955
#	Invoice, Inc.	39,279	169,367
#	Ishii Hyoki Co., Ltd.	23,700	393,175
* #	IT Holdings Corp.	292,801	4,346,006
#	Iwatsu Electric Co., Ltd.	303,000	333,074
	Japan Aviation Electronics Industry, Ltd.	300,600	1,160,595
#	Japan Business Computer Co., Ltd.	74,900	463,185
	Japan Digital Laboratory Co., Ltd.	113,400	1,185,267
	Japan Radio Co., Ltd.	435,000	607,792
	Jastec Co., Ltd.	61,400	348,245
	JBIS Holdings, Inc.	79,600	333,306
	JIEC Co., Ltd.	199	124,880
	Kaga Electronics Co., Ltd.	97,300	1,037,423
#	Kakaku.com, Inc.	419	1,625,484
	Kanematsu Electronics, Ltd.	83,100	638,308
	Kawatetsu Systems, Inc.	174	144,169
	Koa Corp.	148,700	783,601
#	Koei Co., Ltd.	192,600	1,844,850
*	Kubotek Corp.	407	79,469
	Kyoden Co., Ltd.	160,000	161,747
	Kyowa Electronic Instruments Co., Ltd.	52,000	158,000
	Macnica, Inc.	56,700	757,303
	Marubun Corp.	96,100	304,905
#	Maruwa Co., Ltd.	36,500	379,655
	Maspro Denkoh Corp.	61,000	591,533
#	Megachips Corp.	87,300	1,486,399

19

* #	Meisei Electric Co., Ltd.	359,000	409,406
	Melco Holdings, Inc.	9,000	84,332
#	Mimasu Semiconductor Industry Co., Ltd.	97,281	1,011,040
	Miroku Jyoho Service Co., Ltd.	107,000	236,415
	Mitsui High-Tec, Inc.	141,900	777,061
#	Mitsui Knowledge Industry Co., Ltd.	3,688	590,203
* #	Mutoh Holdings Co., Ltd.	160,000	324,691
*	Nagano Japan Radio Co., Ltd.	85,000	96,445
*	Nakayo Telecommunications, Inc.	549,000	815,776
*	NEC Electronics Corp.	61,200	423,956
	NEC Fielding, Ltd.	180,300	2,139,357
	NEC Mobiling, Ltd.	49,600	794,999
* #	NEC Tokin Corp.	347,000	650,454
#	Net One Systems Co., Ltd.	1,889	3,316,415
*	Netmarks, Inc.	523	89,259
	Nichicon Corp.	265,000	1,736,637
#	Nidec Sankyo Corp.	200,000	747,533
#	Nihon Dempa Kogyo Co., Ltd.	69,000	876,883
#	Nihon Inter Electronics Corp.	104,700	219,676
	Nihon Unisys, Ltd.	75,300	605,951
	Nippon Avionics Co., Ltd.	83,000	128,716
#	Nippon Ceramic Co., Ltd.	86,700	824,588
	Nippon Chemi-Con Corp.	466,000	1,007,483
	Nippon Systemware Co., Ltd.	30,000	114,297
	Nissho Electronics Corp.	79,500	443,036
#	Nohmi Bosai, Ltd.	159,000	1,719,028
#	NS Solutions Corp.	45,300	540,332
	NSD Co., Ltd.	173,800	1,345,527
	Okaya Electric Industries Co., Ltd.	73,000	245,536
* #	Oki Electric Industry Co., Ltd.	1,801,000	1,090,313
	Ono Sokki Co., Ltd.	103,000	357,614
	Origin Electric Co., Ltd.	105,000	266,425
	Osaki Electric Co., Ltd.	128,000	911,738
	PCA Corp.	17,500	163,610
* #	Pixela Corp.	33,000	59,981
*	Pulstec Industrial Co., Ltd.	21,200	9,876
*	Rikei Corp.	186,000	139,539
	Riken Keiki Co., Ltd.	77,800	533,873
#	Roland DG Corp.	59,800	714,275
	Ryoden Trading Co., Ltd.	152,000	837,134
	Ryosan Co., Ltd.	122,000	2,697,198
#	Ryoyo Electro Corp.	108,000	875,762
#	Sanken Electric Co., Ltd.	300,000	1,099,247
	Sanko Co., Ltd.	22,000	61,303
	Sanshin Electronics Co., Ltd.	108,100	816,529
	Satori Electric Co., Ltd.	56,380	204,867
	Saxa Holdings, Inc.	194,000	235,690
	Sekonic Corp.	36,000	47,781
	Shindengen Electric Manufacturing Co., Ltd.	296,000	562,553
#	Shinkawa, Ltd.	68,400	867,711
#	Shinko Electric Industries Co., Ltd.	97,500	822,945
	Shinko Shoji Co., Ltd.	75,900	607,759
	Shizuki Electric Co., Inc.	103,000	230,146
	Siix Corp.	83,700	234,335
#	SMK Corp.	265,000	593,954

20

	Sorun Corp.	92,600	454,822
*	SPC Electronics Corp.	48,200	59,186
	SRA Holdings, Inc.	49,700	326,500
	Star Micronics Co., Ltd.	133,000	1,240,294
	Sumida Corp.	66,249	366,521
	Sumisho Computer Systems Corp.	145,100	2,084,440
#	SUNX, Ltd.	117,400	341,164
	SystemPro Co., Ltd.	676	310,116
	Tachibana Eletech Co., Ltd.	62,400	551,269
#	Taiyo Yuden Co., Ltd.	200,000	1,127,821
	Tamura Corp.	253,000	579,011
#	Teikoku Tsushin Kogyo Co., Ltd.	172,000	357,243
	TKC Corp.	100,600	2,232,171
*	Toko, Inc.	331,000	436,736
	Tokyo Denpa Co., Ltd.	24,900	120,915
	Tokyo Electron Device, Ltd.	352	453,244
#	Tokyo Seimitsu Co., Ltd.	104,300	848,274
#	Tomen Electronics Corp.	50,600	606,751
	Tose Co., Ltd.	23,100	150,300
	Toshiba TEC Corp.	214,000	637,043
* #	Totoku Electric Co., Ltd.	129,000	166,687
	Toukei Computer Co., Ltd.	27,710	317,655
#	Toyo Corp.	110,600	1,064,849
#	Trans Cosmos, Inc.	163,500	937,949
	Trinity Industrial Corp.	56,000	199,460
	Tsuzuki Densan Co., Ltd.	22,500	59,881
#	Ulvac, Inc.	43,300	714,563
	Uniden Corp.	77,000	108,005
*	Union Holdings Co., Ltd.	1,598,600	160,999
#	XNET Corp.	91	139,831
#	Yamaichi Electronics Co., Ltd.	469,600	1,021,877
	Yaskawa Electric Corp.	331,000	1,206,290
	Yaskawa Information Systems Corp.	40,000	130,499
	Ye Data, Inc.	43,000	70,963
#	Yokowo Co., Ltd.	69,500	341,655
#	Zuken, Inc.	95,200	564,001
Total Information Technology			120,672,077

Materials — (8.7%)
	Achilles Corp.	670,000	904,023
	Adeka Corp.	341,200	2,263,544
	Agro-Kanesho Co., Ltd.	7,000	37,246
#	Aichi Steel Corp.	367,000	1,043,254
	Arakawa Chemical Industries, Ltd.	67,700	627,385
#	Araya Industrial Co., Ltd.	204,000	302,346
	Aronkasei Co., Ltd.	124,000	401,040
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	1,050,056
	Chuetsu Pulp and Paper Co., Ltd.	395,000	937,622
* #	Chugai Mining Co., Ltd.	852,400	252,371
#	Chugoku Marine Paints, Ltd.	233,000	1,376,879
* #	Chugokukogyo Co., Ltd.	105,000	99,668
#	Co-Op Chemical Co., Ltd.	159,000	377,794
#	Dai Nippon Toryo, Ltd.	488,000	473,316
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	126,655
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	239,734

21

#	Daiken Corp.	439,000	889,316
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	836,764
	Daio Paper Corp.	139,500	1,450,777
#	Daiso Co., Ltd.	373,000	888,667
	DC Co., Ltd.	113,900	393,033
	Dijet Industrial Co., Ltd.	81,000	159,495
	Dowa Holdings Co., Ltd.	421,000	1,334,721
	Dynapac Co., Ltd.	25,000	90,531
#	FP Corp.	75,300	3,557,846
	Fujikura Kasei Co., Ltd.	94,500	460,278
#	Fumakilla, Ltd.	85,000	339,562
	Geostar Corp.	90,000	61,916
	Godo Steel, Ltd.	542,000	1,559,432
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	611,957
	Harima Chemicals, Inc.	78,000	324,501
#	Hodogaya Chemical Co., Ltd.	281,000	509,278
	Hokkan Holdings, Ltd.	210,000	536,396
	Hokko Chemical Industry Co., Ltd.	90,000	276,901
#	Hokuetsu Paper Mills, Ltd.	625,500	3,079,870
#	Hokushin Co., Ltd.	64,000	98,477
	Honshu Chemical Industry Co., Ltd.	35,000	177,875
#	Ihara Chemical Industry Co., Ltd.	155,000	490,291
#	ISE Chemicals Corp.	86,000	337,741
* #	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,017,376
#	Ishii Iron Works Co., Ltd.	110,000	183,854
	Japan Carlit Co., Ltd.	59,800	236,270
	JSP Corp.	106,700	627,124
#	Kanto Denka Kogyo Co., Ltd.	194,000	774,718
	Kasei (C.I.) Co., Ltd.	119,000	307,905
	Katakura Chikkarin Co., Ltd.	43,000	160,341
*	Kawakin Holdings Co., Ltd.	11,000	33,673
	Kawasaki Kasei Chemicals, Ltd.	121,000	137,391
* #	Kishu Paper Co., Ltd.	260,000	283,572
	Koatsu Gas Kogyo Co., Ltd.	190,000	837,709
	Kohsoku Corp.	62,800	388,913
	Konishi Co., Ltd.	67,500	575,091
#	Kumiai Chemical Industry Co., Ltd.	296,000	949,907
	Kureha Corp.	627,500	3,021,019
#	Kurosaki Harima Corp.	286,000	582,757
#	Lintec Corp.	87,400	1,095,227
#	MEC Co., Ltd.	61,200	176,539
	Mesco, Inc.	30,000	159,960
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,844,653
#	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,189,978
#	Mitsui Mining Co., Ltd.	772,500	968,217
	Mory Industries, Inc.	154,000	350,160
#	Nakabayashi Co., Ltd.	181,000	373,713
	Nakayama Steel Works, Ltd.	443,000	1,030,706
	Neturen Co., Ltd.	153,800	1,006,022
	Nichia Steel Works, Ltd.	175,900	429,294
	Nichireki Co., Ltd.	96,000	312,445
	Nifco, Inc.	162,700	1,450,899
	Nihon Kagaku Sangyo Co., Ltd.	79,000	410,125
	Nihon Matai Co., Ltd.	111,000	141,624
#	Nihon Nohyaku Co., Ltd.	219,000	1,453,378

22

#	Nihon Parkerizing Co., Ltd.	230,000	1,948,693
	Nihon Seiko Co., Ltd.	18,000	28,046
*	Nippon Carbide Industries Co., Inc.	201,000	210,281
	Nippon Chemical Industrial Co., Ltd.	281,000	622,660
	Nippon Chutetsukan K.K.	97,000	133,481
#	Nippon Chuzo K.K.	136,000	146,913
#	Nippon Concrete Industries Co., Ltd.	157,000	195,280
#	Nippon Denko Co., Ltd.	372,000	1,716,703
	Nippon Fine Chemical Co., Ltd.	90,600	426,706
	Nippon Foil Manufacturing Co., Ltd.	51,000	57,109
#	Nippon Kasei Chemical Co., Ltd.	355,000	576,512
	Nippon Kayaku Co., Ltd.	248,000	1,121,236
#	Nippon Kinzoku Co., Ltd.	222,000	281,924
#	Nippon Koshuha Steel Co., Ltd.	438,000	407,505
	Nippon Light Metal Co., Ltd.	1,115,000	902,944
#	Nippon Metal Industry Co., Ltd.	592,000	724,870
#	Nippon Paint Co., Ltd.	759,200	3,117,626
	Nippon Pigment Co., Ltd.	43,000	82,262
	Nippon Pillar Packing Co., Ltd.	83,000	312,817
	Nippon Soda Co., Ltd.	525,000	1,963,269
	Nippon Valqua Industries, Ltd.	313,000	629,618
#	Nippon Yakin Kogyo Co., Ltd.	395,500	1,006,969
	Nittetsu Mining Co., Ltd.	281,000	992,003
	Nitto FC Co., Ltd.	72,000	375,325
	NOF Corp.	701,000	3,103,945
	Okamoto Industries, Inc.	402,000	1,413,985
#	Okura Industrial Co., Ltd.	211,000	465,472
	Osaka Organic Chemical Industry, Ltd.	66,000	290,477
	Osaka Steel Co., Ltd.	132,800	1,899,775
#	Osaka Titanium Technologies Co., Ltd.	17,400	377,487
#	Pacific Metals Co., Ltd.	182,000	834,639
	Riken Technos Corp.	197,000	333,368
#	S Science Co., Ltd.	3,265,000	107,035
#	S.T. Chemical Co., Ltd.	100,000	1,215,396
	Sakai Chemical Industry Co., Ltd.	355,000	964,209
	Sakata INX Corp.	214,000	750,190
#	Sanyo Chemical Industries, Ltd.	372,000	2,086,422
#	Sanyo Special Steel Co., Ltd.	553,300	1,443,482
	Sekisui Plastics Co., Ltd.	343,000	1,037,171
	Shikoku Chemicals Corp.	202,000	740,945
	Shinagawa Refractories Co., Ltd.	224,000	403,104
#	Shin-Etsu Polymer Co., Ltd.	253,300	1,184,528
	Shinko Wire Co., Ltd.	185,000	313,245
	Showa Tansan Co., Ltd.	13,000	42,110
	Somar Corp.	43,000	82,921
#	Stella Chemifa Corp.	42,100	858,358
#	Sumitomo Bakelite Co., Ltd.	92,000	364,523
	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,167,518
	Sumitomo Osaka Cement Co., Ltd.	620,000	1,236,808
	Sumitomo Pipe & Tube Co., Ltd.	108,100	750,714
	Sumitomo Seika Chemicals Co., Ltd.	238,000	631,479
#	Taisei Lamick Co., Ltd.	18,500	392,074
#	Takasago International Corp.	339,000	2,130,493
	Takiron Co., Ltd.	243,000	738,082
	Tayca Corp.	151,000	391,562

23

	Tenma Corp.	108,100	1,220,381
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	809,375
	The Pack Corp.	66,200	816,062
* #	Titan Kogyo K.K.	59,000	94,954
#	Toagosei Co., Ltd.	897,000	2,321,941
	Toda Kogyo Corp.	158,000	506,577
#	Tohcello Co., Ltd.	116,500	444,294
#	Toho Titanium Co., Ltd.	65,400	707,044
#	Toho Zinc Co., Ltd.	425,000	972,905
#	Tokai Carbon Co., Ltd.	284,000	1,022,322
	Tokushu Tokai Holdings Co., Ltd.	505,580	1,321,424
	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,785,942
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	1,259,898
#	Tomoegawa Paper Co., Ltd.	125,000	256,190
	Tomoku Co., Ltd.	294,000	551,857
	Topy Industries, Ltd.	748,000	1,228,835
	Toyo Ink Manufacturing Co., Ltd.	541,000	1,414,836
	Toyo Kohan Co., Ltd.	307,000	1,287,064
	TYK Corp.	142,000	337,208
	Ube Material Industries, Ltd.	275,000	556,880
	Wood One Co., Ltd.	169,000	545,020
	Yamamura Glass Co., Ltd.	360,000	833,779
	Yodogawa Steel Works, Ltd.	624,500	2,939,880
#	Yuki Gosei Kogyo Co., Ltd.	64,000	236,336
#	Yushiro Chemical Industry Co., Ltd.	51,600	529,446
#	Zeon Corp.	503,000	1,612,522
Total Materials			122,834,359

Utilities — (0.8%)
	Hokkaido Gas Co., Ltd.	210,000	608,963
	Hokuriku Gas Co., Ltd.	99,000	312,974
	Okinawa Electric Power Co., Ltd.	59,571	4,120,204
#	Saibu Gas Co., Ltd.	1,296,000	3,449,037
	Shizuoka Gas Co., Ltd.	258,000	1,527,473
	Tokai Corp.	258,000	1,130,311
Total Utilities			11,148,962

TOTAL COMMON STOCKS			1,063,203,550

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $3,980,000 FNMA 5.058%(r), 01/01/36, valued at $3,347,445) to be repurchased at $3,296,052	$3,296	3,296,000

24

		Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§ @	DFA Short Term Investment Fund LP	340,298,410	340,298,410

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $3,796,858) to be repurchased at $3,722,500	$3,722	3,722,410

TOTAL SECURITIES LENDING COLLATERAL			344,020,820

TOTAL INVESTMENTS - (100.0%)
(Cost $1,800,062,426)##			$1,410,520,370

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

AUSTRALIA — (42.7%)
COMMON STOCKS — (42.7%)
*	4C Security Solutions, Ltd.	94,271	$5,371
#	ABB Grain, Ltd.	778,393	3,238,867
#	ABC Learning Centres, Ltd.	535,970	—
*	Adacel Technologies, Ltd.	113,249	30,623
*	Adamus Resources, Ltd.	532,491	60,443
	ADCorp Australia, Ltd.	229,411	42,093
	Adelaide Brighton, Ltd.	1,663,662	1,763,227
*	Aditya Birla Minerals, Ltd.	841,658	67,505
	Adtrans Group, Ltd.	34,981	44,157
	AED Oil, Ltd.	191,000	115,641
	Aevum, Ltd.	427,119	215,074
*	Agenix, Ltd.	707,478	7,642
*	Ainsworth Game Technology, Ltd.	393,653	18,114
	AJ Lucas Group, Ltd.	333,607	812,035
*	Alchemia, Ltd.	565,630	49,612
#	Alesco Corp., Ltd.	457,971	606,912
*	Alkane Resources, Ltd.	938,520	93,832
*	Alliance Resources, Ltd.	77,000	18,839
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	46,908
*	Amadeus Energy, Ltd.	819,137	144,033
	Amalgamated Holdings, Ltd.	374,540	1,073,726
	Amcom Telecommunications, Ltd.	1,135,725	78,637
	Ammtec, Ltd.	12,835	12,521
*	Andean Resources, Ltd.	1,508,392	1,243,602
	Ansell, Ltd.	267,174	1,717,431
	AP Eagers, Ltd.	36,158	117,830
#	APA Group	1,553,155	2,942,549
*	Apex Minerals NL	371,724	71,886
#	APN News & Media, Ltd.	1,143,587	1,437,508
*	Aquila Resources, Ltd.	405,133	637,859
* #	Arana Therapeutics, Ltd.	976,201	524,266
	ARB Corporation, Ltd.	304,681	523,330
	Ariadne Australia, Ltd.	291,838	40,619
* #	Arrow Energy NL	1,160,554	1,539,673
	Asciano Group	1,645,719	1,129,461
	ASG Group, Ltd.	178,097	38,748
	Aspen Group	14,713	3,497
	Astron, Ltd.	87,221	81,719
* #	Atlas Iron, Ltd.	662,409	480,610
	Atlas South Sea Pearl, Ltd.	82,585	9,376

1

*	Aurora Oil and Gas, Ltd.	589,181	60,007
	Ausdrill, Ltd.	694,863	392,987
	Ausmelt, Ltd.	44,782	10,383
#	Austal, Ltd.	664,923	761,814
* #	Austar United Communications, Ltd.	4,173,099	1,928,327
	Austbrokers Holdings, Ltd.	19,454	44,729
	Austereo Group, Ltd.	1,408,798	1,054,153
*	Austpac Resources NL	2,595,102	69,915
#	Australian Agricultural Co., Ltd.	970,435	1,095,089
#	Australian Infrastructure Fund	2,177,428	2,375,702
#	Australian Pharmaceutical Industries, Ltd.	5,455,541	1,807,628
	Australian Wealth Management, Ltd.	2,039,661	1,148,216
#	Australian Worldwide Exploration, Ltd.	2,356,893	3,884,112
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	4,344
*	Autron Corporation, Ltd.	989,247	12,257
*	Avexa, Ltd.	167,778	7,242
*	Aviva Corp., Ltd.	26,838	1,360
#	AVJennings, Ltd.	5,350,378	1,133,655
* #	Avoca Resources, Ltd.	656,313	672,126
	AWB, Ltd.	1,670,879	2,311,549
*	Ballarat South Gold, Ltd.	1,996	11,445
	Bank of Queensland, Ltd.	7,059	32,699
*	Bannerman Resources, Ltd.	83,994	35,052
#	Beach Petroleum, Ltd.	4,877,374	2,342,312
	Beyond International, Ltd.	61,256	27,051
* #	Biota Holdings, Ltd.	940,673	286,783
*	Bisalloy Steel Group, Ltd.	469,001	70,031
#	Blackmores, Ltd.	70,273	560,206
	Boart Longyear Group	2,801,389	328,382
*	Boulder Steel, Ltd.	1,667,795	54,825
#	Bradken, Ltd.	530,575	806,262
*	Breakaway Resporces, Ltd.	755,280	27,886
	Breville Group, Ltd.	598,466	250,706
#	Brickworks, Ltd.	110,449	733,452
* #	Brockman Resources, Ltd.	653,924	360,211
	BSA, Ltd.	523,166	47,962
*	Buru Energy, Ltd.	624,558	70,426
#	Cabcharge Australia, Ltd.	518,843	1,991,711
* #	Calliden Group, Ltd.	633,393	136,146
#	Campbell Brothers, Ltd.	240,800	2,341,332
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral Aluminium, Ltd.	743,515	40,226
*	Carbon Energy, Ltd.	232,348	45,191
	Cardno, Ltd.	247,493	430,868
* #	Carnarvon Petroleum, Ltd.	2,906,082	549,627
*	Carnegie Corp., Ltd.	935,760	74,124
*	Carpentaria Exploration, Ltd.	102,749	2,228
	Cash Converters International, Ltd.	1,086,054	207,711
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	8,014
	Cedar Woods Properties, Ltd.	97,470	68,478

2

* #	Cellestis, Ltd.	387,333	365,643
*	Cellnet Group, Ltd.	921,474	130,493
* #	Centamin Egypt, Ltd.	2,078,015	1,129,053
#	Centennial Coal Co., Ltd.	1,532,031	2,674,283
*	Ceramic Fuel Cells, Ltd.	1,152,980	45,656
	Challenger Financial Services Group, Ltd.	1,976,319	1,481,527
	Chandler Macleod Group, Ltd.	88,156	5,248
	Charter Hall Group	620,607	94,900
*	Chemeq, Ltd.	166,742	8,794
*	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	129,083
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	1,831
*	Circadian Technologies, Ltd.	64,591	27,166
*	Citadel Resource Group, Ltd.	1,711,372	134,220
*	Citigold Corp., Ltd.	3,315,377	465,750
#	Clarius Group, Ltd.	1,022,084	243,871
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	173,806
	Clough, Ltd.	2,546,468	465,837
	Clover Corp., Ltd.	269,348	32,221
*	CMI, Ltd.	81,810	24,283
*	CO2 Group, Ltd.	844,559	110,525
*	Cockatoo Coal, Ltd.	83,491	16,041
	Codan, Ltd.	142,942	56,425
#	Coffey International, Ltd.	543,461	475,410
	Collection House, Ltd.	1,776,852	445,325
* #	Commander Communications, Ltd.	929,503	48,430
*	ComTel Corp., Ltd.	120,514	1,903
#	ConnectEast Group	6,869,141	1,981,036
*	Conquest Mining, Ltd.	1,039,761	134,170
	Consolidated Rutile, Ltd.	1,468,122	278,336
#	Corporate Express Australia, Ltd.	598,416	1,425,837
#	Count Financial, Ltd.	1,057,924	512,964
*	Coventry Group, Ltd.	136,019	103,038
	CP1, Ltd.	471,500	7,515
	CPI Group, Ltd.	68,585	10,241
#	Crane Group, Ltd.	319,804	1,628,757
*	Crescent Gold, Ltd.	1,124,856	70,047
*	CuDeco, Ltd.	69,507	93,602
*	Cue Energy Resources, Ltd.	452,354	35,246
*	Customers, Ltd.	554,372	400,664
*	Cytopia, Ltd.	34,980	2,458
	Danks Holdings, Ltd.	10,425	33,120
	Data#3, Ltd.	5,572	16,384
#	David Jones, Ltd.	2,131,968	3,079,043
	Devine, Ltd.	943,656	315,867
	DKN Financial Group, Ltd.	927	266
#	Dominion Mining, Ltd.	438,656	990,689
	Downer EDI, Ltd.	1,176,627	2,616,146
* #	Dragon Mining, Ltd.	1,665,100	64,844
*	Drillsearch Energy, Ltd.	4,394,338	60,787
	DUET Group	2,318,133	3,098,834
#	DWS Advanced Business Solutions, Ltd.	61,895	20,750
* #	Eastern Star Gas, Ltd.	2,840,990	807,004

3

*	Ellex Medical Lasers, Ltd.	278,000	17,349
	Emeco Holdings, Ltd.	1,240,388	131,073
#	Energy Developments, Ltd.	630,322	878,725
* #	Energy World Corp., Ltd.	4,611,496	630,010
*	Engin, Ltd.	1,214,591	13,501
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	402
#	Envestra, Ltd.	4,076,334	769,013
	Envirozel, Ltd.	611,875	30,648
*	Espreon, Ltd.	178,000	55,229
	Euroz, Ltd.	8,038	2,526
* #	Extract Resources, Ltd.	10,600	10,781
*	Falcon Minerals, Ltd.	288,000	15,294
	Fantastic Holdings, Ltd.	355,613	405,075
*	Fig Tree Developments, Ltd.	20,365	201
*	First Australian Resources, Ltd.	2,542,976	61,866
	Fleetwood Corp., Ltd.	223,675	510,466
	FlexiGroup, Ltd.	293,899	59,544
#	Flight Centre, Ltd.	192,954	762,127
* #	Flinders Mines, Ltd.	5,948,301	207,608
	Forest Enterprises Australia, Ltd.	1,513,062	239,017
*	Forge Group, Ltd.	170,828	19,809
* #	Forte Energy NL	850,000	31,486
*	Funtastic, Ltd.	250,296	24,452
*	Fusion Resources, Ltd.	7,950	2,619
#	Futuris Corp., Ltd.	3,162,221	1,124,247
*	Gale Pacific, Ltd.	125,851	3,961
	Gazal Corp., Ltd.	104,542	91,668
*	Genetic Technologies, Ltd.	500,183	14,450
* #	Geodynamics, Ltd.	1,015,653	700,817
* #	Gindalbie Metals, Ltd.	1,817,381	638,155
* #	Giralia Resources NL	625,030	128,296
*	Glengarry Resources, Ltd.	768,955	12,709
*	Globe International, Ltd.	88,283	7,296
*	Golden Gate Petroleum, Ltd.	797,686	55,337
*	Goldsearch, Ltd.	423,975	4,534
	Gowing Bros., Ltd.	79,311	128,570
* #	Graincorp, Ltd. Series A	242,841	797,921
*	Grange Resources, Ltd.	451,979	113,495
#	GRD, Ltd.	2,129,503	494,204
#	Great Southern, Ltd.	9,302,784	872,121
#	GUD Holdings, Ltd.	326,164	1,235,372
#	Gunns, Ltd.	2,264,920	1,329,103
#	GWA International, Ltd.	1,021,379	1,520,601
*	Haoma Mining NL	440,554	20,569
#	Hastie Group, Ltd.	516,740	377,122
*	Havilah Resources NL	280,570	58,022
#	Healthscope, Ltd.	1,077,350	2,913,846
	HGL, Ltd.	108,137	59,150
*	Highlands Pacific, Ltd.	2,651,500	114,817
#	Hills Industries, Ltd.	752,110	1,102,135
* #	Horizon Oil, Ltd.	3,227,717	240,763
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	474,439

4

*	Hyro, Ltd.	248,448	2,759
*	IBA Health Group, Ltd.	2,066,205	963,879
*	ICSGlobal, Ltd.	249,107	25,261
	IDT Australia, Ltd.	82,205	85,124
	iiNet, Ltd.	518,406	394,475
* #	Iluka Resources, Ltd.	1,054,915	2,796,144
#	Imdex, Ltd.	812,684	136,078
*	Imugene, Ltd.	474,785	20,212
*	IMX Resources, Ltd.	606,340	73,119
#	Independence Group NL	507,653	782,400
*	Indo Mines, Ltd.	108,199	20,515
*	Indophil Resources NL	1,738,038	272,373
#	Industrea, Ltd.	3,394,391	229,671
	Infomedia, Ltd.	1,458,074	266,572
* #	Innamincka Petroleum, Ltd.	799,831	115,292
	Integrated Research, Ltd.	261,513	39,270
*	Intellect Holdings, Ltd.	483	1,106
*	Intrepid Mines, Ltd.	666,867	91,848
#	Invocare, Ltd.	731,219	2,290,988
#	IOOF Holdings, Ltd.	403,357	889,211
#	Iress Market Technology, Ltd.	457,135	1,495,304
*	Ixla, Ltd.	89,921	1,314
* #	Jabiru Metals, Ltd.	1,854,281	132,180
#	JB Hi-Fi, Ltd.	473,956	2,764,020
*	Jumbuck Entertainment, Ltd.	7,000	1,913
#	K&S Corp., Ltd.	157,781	248,641
* #	Kagara, Ltd.	814,037	205,603
*	Karoon Gas Australia, Ltd.	628,673	1,170,928
*	Keycorp, Ltd.	45,687	5,606
*	Kings Minerals NL	1,634,196	87,695
* #	Kingsgate Consolidated, Ltd.	388,020	905,421
	Kresta Holdings, Ltd.	507,262	33,223
*	Lafayette Mining, Ltd.	1,963,956	18,718
*	Lednium, Ltd.	195,019	9,913
	Lemarne Corp., Ltd.	30,790	67,463
#	Lend Lease Primelife, Ltd.	2,140,495	234,118
*	Leyshon Resources, Ltd.	103,357	5,200
*	Life Therapeutics, Ltd.	393,649	15,262
* #	Linc Energy, Ltd.	962,258	759,459
*	Lodestar Minerals, Ltd.	96,976	1,633
	Lycopodium, Ltd.	45,700	35,926
* #	Lynas Corp., Ltd.	2,421,413	387,999
	MAC Services Group, Ltd.	185,743	92,919
#	MacArthur Coal, Ltd.	322,516	596,484
#	MacMahon Holdings, Ltd.	2,606,438	525,365
#	Macquarie Communications Infrastructure Group	1,615,966	945,741
	Macquarie Media Group, Ltd.	786,064	421,394
*	Macquarie Telecom Group, Ltd.	35,019	20,026
* #	Mantra Resources, Ltd.	10,296	4,895
*	Marion Energy, Ltd.	400,930	67,592
*	Maryborough Sugar Factory, Ltd.	2,560	2,800
	MaxiTRANS Industries, Ltd.	851,039	139,096

5

* #	McGuigan Simeon Wines, Ltd.	3,062,324	735,766
	McMillan Shakespeare, Ltd	194,418	236,163
	McPherson’s, Ltd.	303,441	86,031
	Melbourne IT, Ltd.	381,905	423,233
*	MEO Australia, Ltd.	380,000	59,967
*	Mercury Mobility, Ltd.	232,538	15,836
#	Mermaid Marine Australia, Ltd.	685,987	449,906
*	Metabolic Pharmaceuticals, Ltd.	769,438	12,097
*	Metal Storm, Ltd.	650,892	16,481
*	Mikoh Corp., Ltd.	611,820	27,701
#	Mincor Resources NL	946,204	369,983
*	Mineral Deposits, Ltd.	66,925	27,367
#	Mineral Resources, Ltd.	470,578	651,258
*	Mirabela Nickel, Ltd.	52,782	43,738
	Mitchell Communications Group, Ltd.	1,143,213	280,388
* #	Molopo Australia, Ltd.	940,636	400,811
#	Monadelphous Group, Ltd.	367,505	1,459,632
	Mortgage Choice, Ltd.	722,000	332,775
*	Mosaic Oil NL	2,209,067	110,635
* #	Mount Gibson Iron, Ltd.	3,114,599	768,182
	Namoi Cotton Cooperative, Ltd.	196,490	46,307
*	Natasa Mining, Ltd.	3,500	2,291
	National Can Industries, Ltd.	97,017	42,535
	Navitas, Ltd.	1,262,530	1,755,726
	New Hope Corp., Ltd.	2,412,665	5,137,321
* #	Nexus Energy, Ltd.	2,334,624	720,276
* #	Nido Petroleum, Ltd.	4,759,793	227,635
	Nomad Building Solutions, Ltd.	27,658	2,959
*	North Australian Diamonds, Ltd.	3,646,488	23,170
* #	Novogen, Ltd.	391,594	184,754
*	NuSep, Ltd.	17,442	644
#	Oakton, Ltd.	378,695	128,247
*	Orbital Corp., Ltd.	1,013,772	22,465
#	OrotonGroup, Ltd.	79,968	108,236
*	Otto Energy, Ltd.	849,150	61,168
	Over Fifty Group, Ltd.	39,928	12,002
	Pacific Brands, Ltd.	2,641,295	700,483
*	Pan Pacific Petroleum NL	1,059,542	236,945
* #	PanAust, Ltd.	7,103,292	583,832
#	Panoramic Resources, Ltd.	901,883	466,613
#	Paperlinx, Ltd.	2,771,649	760,171
*	Payce Consolidated, Ltd.	29,670	21,680
	Peet, Ltd.	974,503	924,544
#	Perpetual Trustees Australia, Ltd.	112,352	2,145,841
* #	Perseus Mining, Ltd.	43,681	20,182
* #	Pharmaxis, Ltd.	737,919	624,467
	Photon Group, Ltd.	9,218	7,071
*	Planet Gas, Ltd.	624,172	10,004
*	Plantcorp NL	4,329	—
* #	Platinum Australia, Ltd.	866,470	324,828
#	PMP, Ltd.	1,925,364	502,595
*	Port Bouvard, Ltd.	270,578	26,445

6

*	Poseidon Nickel, Ltd.	670,939	108,309
	PPK Group, Ltd.	99,965	24,642
*	Prana Biotechnology, Ltd.	195,424	39,729
#	Premier Investments, Ltd.	178,427	421,668
#	Primary Health Care, Ltd.	234,021	704,090
	Prime Media Group, Ltd.	412,374	275,695
*	Prime Retirement & Aged Care Property Trust	1,426,995	95,205
#	Programmed Maintenance Service, Ltd.	425,591	644,571
* #	Pure Energy Resources, Ltd.	263,416	846,731
	Raptis Group, Ltd.	12,000	3,050
#	RCR Tomlinson, Ltd.	1,284,801	293,600
*	REA Group, Ltd.	45,839	101,477
#	Reckon, Ltd.	141,500	95,559
#	Redflex Holdings, Ltd.	401,193	835,049
	Reece Australia, Ltd.	238,457	2,383,071
* #	Resolute Mining, Ltd.	1,442,710	386,395
*	Resource Generation, Ltd.	33,645	7,803
#	Reverse Corp., Ltd.	236,664	145,652
#	Ridley Corp., Ltd.	1,280,468	624,151
*	RiverCity Motorway Group	91,662	9,275
* #	Riversdale Mining, Ltd.	773,004	1,047,568
*	Roc Oil Co., Ltd.	585,333	183,517
	Rock Building Society, Ltd.	26,805	49,054
	Ross Human Directions, Ltd.	143,511	16,383
#	Ruralco Holdings, Ltd.	88,146	170,041
#	SAI Global, Ltd.	853,652	1,371,468
*	Salinas Energy, Ltd.	1,097,665	67,830
#	Salmat, Ltd.	764,648	1,524,801
* #	Samson Oil & Gas, Ltd.	846,781	19,995
	Schaffer Corp., Ltd.	33,766	91,571
*	SDI, Ltd.	311,256	51,096
	Sedgman, Ltd.	62,209	15,605
#	Seek, Ltd.	802,182	1,499,631
	Select Harvests, Ltd.	189,238	359,885
	Servcorp, Ltd.	300,722	419,063
#	Service Stream, Ltd.	916,627	258,168
	Seven Network, Ltd.	445,054	1,673,102
*	Shield Mining, Ltd.	72,292	2,477
#	Sigma Pharmaceuticals, Ltd.	3,896,419	2,947,734
* #	Silex System, Ltd.	578,159	1,298,999
* #	Sino Gold Mining, Ltd.	711,175	2,198,250
*	Sino Strategic International, Ltd.	130,864	32,968
*	Sipa Resources International NL	250,000	3,928
*	Sirtex Medical, Ltd.	216,786	276,503
#	Skilled Group, Ltd.	430,723	338,737
#	SMS Management & Technology, Ltd.	292,441	306,335
#	Spark Infrastructure Group	3,132,417	2,655,971
#	Specialty Fashion Group, Ltd.	807,082	113,811
*	Sphere Investments, Ltd.	7,555	—
#	Spotless Group, Ltd.	962,192	1,535,032

7

* #	St. Barbara, Ltd.	3,232,274	622,772
*	Starpharma Holdings, Ltd.	497,958	53,217
#	Straits Resources, Ltd.	878,069	569,976
*	Strategic Minerals Corp. NL	358,100	7,558
	Structural Systems, Ltd.	177,188	79,646
	Stuart Petroleum, Ltd.	201,731	51,966
* #	Sundance Resources, Ltd.	5,993,157	359,369
	Sunland Group, Ltd.	852,875	267,973
	Super Cheap Auto Group, Ltd.	719,047	1,039,702
*	Swick Mining Services, Ltd.	45,087	7,173
*	Symex Holdings, Ltd.	355,611	111,510
	Talent2 International, Ltd.	474,826	194,366
* #	Tamaya Resources, Ltd.	5,021,812	44,672
* #	Tap Oil, Ltd.	4,622,004	2,397,728
#	Tassal Group, Ltd.	570,055	721,533
	Technology One, Ltd.	1,318,149	598,440
#	Ten Network Holdings, Ltd.	2,173,092	1,402,395
*	Terramin Australia, Ltd.	129,679	31,615
	TFS Corp., Ltd.	886,720	409,936
	Thakral Holdings Group	2,559,697	751,631
#	The Reject Shop, Ltd.	112,300	716,244
*	TNG, Ltd.	721,686	9,539
*	Tooth & Co., Ltd.	153,000	1,264
	Tower Australia Group, Ltd.	1,410,731	2,060,115
*	Tox Free Solutions, Ltd.	308,907	231,288
#	Transfield Services Infrastructure Fund	718,450	513,027
#	Transfield Services, Ltd.	491,604	594,216
#	Transpacific Industries Group, Ltd.	363,760	609,759
	Troy Resources NL	298,451	193,582
	Trust Co., Ltd.	82,756	233,517
*	Unilife Medical Solutions, Ltd.	544,389	92,794
	United Group, Ltd.	338,003	1,688,577
	UXC, Ltd.	942,694	254,397
*	View Resources, Ltd.	1,283,369	106,009
	Village Roadshow, Ltd.	596,487	371,420
	Virgin Blue Holdings, Ltd.	2,428,865	471,111
	Washington H. Soul Pattinson & Co., Ltd.	5,207	28,408
	Watpac, Ltd.	503,131	281,903
#	Wattyl, Ltd.	433,037	182,479
	WDS, Ltd.	289,116	93,643
	Webjet, Ltd.	373,212	250,701
	Webster, Ltd.	158,276	67,597
*	Wedgetail Mining, Ltd.	904,454	11,495
*	Wentworth Holdings, Ltd.	259,666	9,832
#	West Australian Newspapers Holdings, Ltd.	757,364	1,946,216
* #	Western Areas NL	679,582	1,575,952
* #	White Energy Co., Ltd.	141,468	175,335
#	Whitehaven Coal, Ltd.	124,421	126,953
#	WHK Group, Ltd.	1,202,105	622,630
#	Wide Bay Australia, Ltd.	64,425	264,386
	Willmott Forests, Ltd.	51,672	25,286
* #	Windimurra Vanadium, Ltd.	537,429	72,318

8

#	Wotif.com Holdings, Ltd.	679,344	1,366,414
TOTAL COMMON STOCKS			194,676,993

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	158,625

RIGHTS/WARRANTS — (0.0%)
*	Chrome Corp., Ltd. Options 09/30/09	1,600	1
*	Envestra, Ltd. Rights 02/06/09	1,630,533	—
*	Havilah Resources NL Warrants 04/30/10	2,017	38
TOTAL RIGHTS/WARRANTS			39

TOTAL — AUSTRALIA			194,835,657

HONG KONG — (17.9%)
COMMON STOCKS — (17.9%)
	Aeon Credit Service (Asia) Co., Ltd.	740,000	305,306
	Aeon Stores Hong Kong Co., Ltd.	234,000	254,677
	Alco Holdings, Ltd.	1,468,000	238,716
	Allan International Holdings	592,000	60,691
	Allied Group, Ltd.	683,200	1,135,208
	Allied Properties, Ltd.	10,530,000	935,030
	Amax Entertainment Holdings, Ltd.	1,650,000	42,430
*	APT Satellite Holdings, Ltd.	850,000	66,975
	Arts Optical International Holdings	730,000	152,466
	Asia Commercial Holdings, Ltd.	131,040	7,649
	Asia Financial Holdings, Ltd.	2,546,908	682,542
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	906,168
	Asia Standard Hotel	135,050,188	583,654
	Asia Standard International Group, Ltd.	164,071,381	1,367,102
*	Asia TeleMedia, Ltd.	2,832,000	36,522
*	Associated International Hotels	954,000	1,706,901
	Automated Systems Holdings, Ltd.	340,000	73,458
*	BAL Holdings, Ltd.	9	—
	Bossini International Holdings, Ltd.	3,871,500	94,812
*	Brightoil Petroleum Holdings, Ltd.	1,424,000	208,437
* #	Burwill Holdings, Ltd.	7,148,960	134,834
#	C C Land Holdings, Ltd.	3,754,000	918,890
*	Capital Estate, Ltd.	28,570,000	94,135
	Capital Strategic Investment, Ltd.	13,882,500	204,069
	CASH Financial Services Group, Ltd.	119,565	12,395
*	Casil Energine International (Holdings), Ltd.	1,988,000	65,563
* #	CATIC International Holdings, Ltd.	5,332,000	82,466
	Celestial Asia Securities Holdings, Ltd.	343,810	38,110
	Century City International Holdings, Ltd.	4,332,600	169,410
	Chevalier International Holdings, Ltd.	733,482	338,975
	Chevalier Pacific Holdings, Ltd.	355,250	35,535
*	China Best Group Holding, Ltd.	22,749,000	102,217
*	China Digicontent Co., Ltd.	2,710,000	3,495
*	China Electronics Corp. Holdings Co., Ltd.	890,250	55,942

9

*	China Grand Forestry Green Resources Group, Ltd.	900,876	32,486
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	89,188
*	China Infrastructure Investment, Ltd.	6,280,000	128,998
*	China Investments Holdings, Ltd.	210,000	3,083
	China Metal International Holdings, Ltd.	2,844,000	290,237
*	China Motion Telecom International, Ltd.	5,080,000	48,420
	China Motor Bus Co.	74,000	371,923
*	China Oil & Gas Group, Ltd.	1,573,200	41,185
*	China Properties Investment Holdings, Ltd.	880,000	10,099
*	China Resources Gas Group, Ltd.	708,600	234,925
*	China Resources Microelectronics, Ltd.	12,754,800	202,377
*	China Sciences Conservational Power, Ltd.	210,400	1,899
* #	China Seven Star Shopping, Ltd.	12,410,000	77,505
*	China Star Investment Holdings, Ltd.	568,000	7,993
*	China Strategic Holdings, Ltd.	1,670,000	17,952
*	China WindPower Group, Ltd.	4,760,000	131,399
*	China Wireless Technologies, Ltd.	5,152,000	212,406
*	China Zenith Chemical Group, Ltd.	8,037,500	179,427
	China Zirconium, Ltd.	116,400	42,609
*	Chinese People Holdings Co., Ltd.	8,960,000	138,651
	Chinney Investments, Ltd.	1,144,000	77,637
#	Chong Hing Bank, Ltd.	1,070,000	1,237,288
	Chow Sang Sang Holdings	1,447,680	760,051
	Chu Kong Shipping Development	1,584,000	154,408
	Chuang’s Consortium International, Ltd.	3,558,930	164,785
	Chun Wo Development Holdings, Ltd.	2,002,926	83,648
	Chung Tai Printing Holdings, Ltd.	14,710,000	137,726
	City e-Solutions, Ltd.	186,000	10,526
	City Telecom, Ltd.	1,470,497	169,441
* #	Clear Media, Ltd.	1,135,000	216,328
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	148,533
* #	Coastal Greenland, Ltd.	6,588,000	259,047
	COL Capital, Ltd.	2,749,840	140,687
*	Compass Pacific Holdings, Ltd.	1,248,000	15,529
	Computer & Technologies Holdings, Ltd.	432,000	41,546
	Continental Holdings, Ltd.	98,825	8,380
	Convenience Retail Asia, Ltd.	64,000	14,667
#	Coslight Technology International Group, Ltd.	1,134,000	496,889
	Cosmos Machinery Enterprises, Ltd.	1,616,400	67,238
#	Cross-Harbour Holdings, Ltd.	591,520	480,189
	Dah Sing Banking Group, Ltd.	540,000	382,326
	Dah Sing Financial Holdings, Ltd.	160,800	393,330
*	Daisho Microline Holdings, Ltd.	1,236,000	48,646
*	Dan Form Holdings Co., Ltd.	2,866,600	131,112
#	Daphne International Holdings, Ltd.	4,442,000	662,750
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	159,965
	Dickson Concepts International, Ltd.	246,000	62,942
*	Dragon Hill Wuling Automobile	112,500	7,643
*	Dynamic Global Holdings, Ltd.	3,522,000	22,627
	Dynamic Holdings, Ltd.	384,000	59,903
	Eagle Nice (International) Holdings, Ltd.	238,000	31,087

10

	EcoGreen Fine Chemical Group	1,112,000	163,865
*	Eforce Holdings, Ltd.	3,480,000	115,830
* #	EganaGoldpfeil Holdings, Ltd.	4,121,757	350,822
*	E-Kong Group, Ltd.	620,000	25,467
*	Emperor Capital Group, Ltd.	749,672	20,228
	Emperor Entertainment Hotel, Ltd.	2,410,000	126,725
	Emperor International Holdings, Ltd.	4,076,360	342,728
*	Enerchina Holdings, Ltd.	3,068,800	39,358
*	ENM Holdings, Ltd.	27,408,000	458,412
*	eSun Holdings, Ltd.	302,000	48,045
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,595
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	316,600	219,063
#	Far East Consortium	4,305,517	510,421
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	14,422
	Far East Technology International, Ltd.	179,520	8,116
	First Natural Foods Holdings, Ltd.	2,365,000	89,973
	Four Seas Food Investment Holdings, Ltd.	202,184	20,742
	Four Seas Mercantile Holdings, Ltd.	592,000	175,594
*	Frasers Property China, Ltd.	16,477,000	157,872
#	Fubon Bank Hong Kong, Ltd.	2,290,000	621,804
*	Fujian Holdings, Ltd.	117,800	4,815
	Fujikon Industrial Holdings, Ltd.	912,000	150,953
* #	Galaxy Entertainment Group, Ltd.	1,435,000	234,016
#	Get Nice Holdings, Ltd.	21,508,000	558,931
	Giordano International, Ltd.	4,980,000	1,181,428
*	Global Tech (Holdings), Ltd.	5,612,000	18,000
	Glorious Sun Enterprises, Ltd.	2,700,000	657,323
	Gold Peak Industries (Holdings), Ltd.	3,080,250	188,294
	Golden Resources Development International, Ltd.	2,848,500	74,883
*	Goldin Properties Holdings, Ltd.	1,876,000	1,013,203
	Goldlion Holdings, Ltd.	2,343,000	287,526
	Golik Holdings, Ltd.	930,500	23,795
*	GR Vietnam Holdings, Ltd.	620,000	5,075
	Grande Holdings, Ltd.	882,000	109,657
	Great Eagle Holdings, Ltd.	294,000	359,319
*	Group Sense (International), Ltd.	2,448,000	35,991
	Guangnan Holdings, Ltd.	1,779,600	169,815
	Hang Fung Gold Technology, Ltd.	1,972,482	165,343
*	Hans Energy Co., Ltd.	7,556,000	196,566
	Harbour Centre Development, Ltd.	593,000	625,905
* #	Heng Tai Consumables Group, Ltd.	3,173,000	193,574
*	Hi Sun Technology (China), Ltd.	399,000	36,430
	High Fashion International, Ltd.	268,000	50,572
	HKR International, Ltd.	3,637,536	799,108
*	Hong Fok Land, Ltd.	1,210,000	1,560
	Hong Kong Catering Management, Ltd.	542,796	28,721
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	432,314
	Hongkong Chinese, Ltd.	4,482,000	386,286
	Hop Fung Group Holdings, Ltd.	888,000	55,538
*	Hop Hing Group Holdings, Ltd.	660,265	30,605
	Hsin Chong Construction Group, Ltd.	1,569,658	112,085

11

*	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	114,750
	Huafeng Group Holdings, Ltd.	13,541,325	266,545
*	Huscoke Resources Holdings, Ltd.	670,000	45,501
	Hutchison Harbour Ring, Ltd.	16,156,000	1,201,429
*	Hycomm Wireless, Ltd.	47,090	1,306
	I.T., Ltd.	2,734,000	155,394
*	IDT International, Ltd.	6,240,183	131,103
#	Integrated Distribution Services Group, Ltd.	759,000	819,151
	IPE Group, Ltd.	1,740,000	72,254
	ITC Corp., Ltd.	3,574,585	42,257
*	ITC Properties Group, Ltd.	97,143,680	472,976
	Jiuzhou Development Co., Ltd.	2,632,000	102,919
	JLF Investment Co., Ltd.	1,036,250	33,431
	Johnson Electric Holdings, Ltd.	1,444,500	304,809
	Joyce Boutique Holdings, Ltd.	1,530,000	22,085
*	Junefield Department Store Group, Ltd.	256,000	2,853
	K Wah International Holdings, Ltd.	5,677,405	754,800
*	Kai Yuan Holdings, Ltd.	3,640,000	123,086
	Kantone Holdings, Ltd.	8,281,348	191,530
*	Karl Thomson Holdings, Ltd.	1,238,000	59,238
*	Karrie International Holdings, Ltd.	1,433,600	65,006
	Keck Seng Investments	924,600	251,435
	Kee Shing Holdings	886,000	55,169
	Kin Yat Holdings, Ltd.	586,000	96,416
	King Fook Holdings	1,000,000	46,591
*	King Pacific International Holdings, Ltd.	1,404,200	22,093
	Kingmaker Footwear Holdings, Ltd.	1,476,955	98,650
*	Kong Sun Holdings, Ltd.	2,198,000	5,386
	Kowloon Development Co., Ltd.	1,449,000	614,792
*	KPI Co., Ltd.	396,000	5,881
*	KTP Holdings, Ltd.	560,400	33,090
	Kwoon Chung Bus Holdings, Ltd.	556,000	53,715
	Lai Fung Holdings, Ltd.	18,003,000	237,373
*	Lai Sun Development Co., Ltd.	119,492,800	1,765,698
	Lam Soon Hong Kong, Ltd.	302,310	127,719
	Le Saunda Holdings, Ltd.	1,424,000	105,290
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,979
	Lee & Man Holdings, Ltd.	1,780,000	122,887
#	Lee & Man Paper Manufacturing, Ltd.	1,291,200	594,917
	Lerado Group Holding Co.	1,602,000	81,871
	Lippo, Ltd.	1,433,700	267,879
	Liu Chong Hing Investment, Ltd.	829,200	337,232
	Luen Thai Holdings, Ltd.	1,345,000	80,576
	Luk Fook Holdings (International), Ltd.	1,192,000	261,768
	Luks Industrial Group, Ltd.	302,913	83,335
*	Lung Cheong International Holdings, Ltd.	2,426,000	19,199
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	455,541
* #	Macau Success, Ltd.	5,560,000	305,232
	Magnificent Estates, Ltd.	12,744,000	111,058
	Mainland Headwear Holdings, Ltd.	765,600	78,074
	Man Yue International Holdings, Ltd.	1,084,000	82,276
	Matrix Holdings, Ltd.	1,067,414	43,658

12

*	Media China Co., Ltd.	33,420,000	165,165
*	Mei Ah Entertainment Group, Ltd.	1,732,000	48,978
	Melbourne Enterprises	45,500	301,533
#	Melco International Development, Ltd.	2,228,000	639,177
*	Midas International Holdings, Ltd.	4,776,000	58,444
#	Midland Holdings, Ltd.	3,230,000	952,624
#	Min Xin Holdings	1,137,200	323,201
*	Ming An Holdings Co., Ltd.	2,570,000	271,805
* #	Minmetals Holdings, Ltd.	1,780,000	143,725
	Miramar Hotel & Investment	772,000	536,486
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	182,235
*	Nan Hai Corp., Ltd.	129,572,743	661,204
	Nanyang Holdings	137,500	144,072
	National Electronics Holdings	2,156,000	78,778
	Natural Beauty Bio-Technology, Ltd.	4,980,000	723,008
*	New Century Group Hong Kong, Ltd.	13,351,464	153,874
	New Island Printing Holdings	176,000	8,001
*	New World Mobile Holdings, Ltd.	22,140	5,863
	Next Media, Ltd.	6,106,000	686,823
	Norstar Founders Group, Ltd.	3,256,000	306,526
*	Orient Power Holdings, Ltd.	804,000	19,493
	Oriental Press Group	6,124,000	532,525
	Oriental Watch Holdings	610,000	78,749
	Pacific Andes International Holdings, Ltd.	1,700,000	134,736
*	Pacific Century Premium Developments, Ltd.	6,333,000	1,261,883
	Paliburg Holdings, Ltd.	2,348,830	324,853
*	Paradise Entertainment, Ltd.	3,969,000	14,759
	Paul Y Engineering Group, Ltd.	73,488	3,584
* #	Peace Mark Holdings, Ltd.	2,738,022	529,649
	Pegasus International Holdings, Ltd.	226,000	39,892
	Pico Far East Holdings, Ltd.	3,864,000	234,688
*	Playmates Toys, Ltd.	504,700	4,440
*	PME Group, Ltd.	950,000	17,221
	Pokfulam Development Co., Ltd.	234,000	99,543
*	Pokphand (C.P.) Co., Ltd.	5,970,000	125,308
*	Polyard Petroleum International	1,170,000	7,609
#	Ports Design, Ltd.	912,500	921,699
*	Premium Land, Ltd.	990,000	44,167
*	Proview International Holdings, Ltd.	11,635,322	240,188
#	Public Financial Holdings, Ltd.	2,412,000	861,933
*	Pyxis Group, Ltd.	1,936,000	53,679
	Qin Jia Yuan Media Services Co., Ltd.	1,124,631	203,362
*	QPL International Holdings, Ltd.	2,009,000	27,036
	Quality Healthcare Asia, Ltd.	478,995	113,611
	Raymond Industrial, Ltd.	1,547,400	121,303
#	Regal Hotels International Holdings, Ltd.	2,891,800	679,920
	Rivera Holdings, Ltd.	5,710,000	130,457
#	Road King Infrastructure, Ltd.	1,718,000	604,899
	Roadshow Holdings, Ltd.	1,456,000	93,744
	S.A.S. Dragon Holdings, Ltd.	1,456,000	102,558
#	Sa Sa International Holdings, Ltd.	2,768,000	742,045
	Safety Godown Co., Ltd.	408,000	149,934

13

	Samson Paper Holdings, Ltd.	666,000	34,172
*	San Miguel Brewery	612,800	79,825
*	Sanyuan Group, Ltd.	415,000	8,028
	Sea Holdings, Ltd.	1,138,000	338,024
*	SEEC Media Group, Ltd.	2,550,000	65,442
*	Shanghai Zenghai Property, Ltd.	16,702,000	272,356
	Shaw Brothers Hong Kong, Ltd.	741,000	1,232,328
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	351,655
	Shenyin Wanguo, Ltd.	1,212,500	431,635
	Shougang Concord Century Holdings, Ltd.	3,916,000	171,671
*	Shougang Concord Grand Group, Ltd.	2,451,000	87,822
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	104,274
#	Shui On Construction & Materials, Ltd.	720,000	491,954
*	Shun Ho Resources Holdings, Ltd.	483,000	73,423
*	Shun Ho Technology Holdings, Ltd.	1,037,452	68,785
#	Shun Tak Holdings, Ltd.	3,260,000	1,183,046
	Silver Grant International	5,033,000	469,388
*	Sincere Co., Ltd.	505,500	11,337
	Sing Tao News Corp., Ltd.	1,842,000	90,615
	Sino Biopharmaceutical, Ltd.	5,880,000	933,371
*	Sinocan Holdings, Ltd.	350,000	1,760
*	Sino-i Technology, Ltd.	51,703,158	258,292
*	Skyfame Realty Holdings, Ltd.	2,737,750	119,133
#	Smartone Telecommunications Holdings, Ltd.	1,285,500	984,292
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	13,838
	South China (China), Ltd.	5,620,000	238,739
	South China Financial Holdings, Ltd.	4,872,000	29,373
	Southeast Asia Properties & Finance, Ltd.	263,538	43,502
*	Starlight International Holdings	1,903,792	43,584
*	Stella International Holdings, Ltd.	163,000	141,050
*	Styland Holdings, Ltd.	101,991	325
	Sun Hing Vision Group Holdings, Ltd.	358,000	72,794
	Sunway International Holdings, Ltd.	866,000	11,680
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	50,686
	Synergis Holdings, Ltd.	350,033	24,995
*	Tack Fat Group	4,448,000	229,448
	Tai Cheung Holdings	1,799,000	619,385
	Tai Fook Securities Group, Ltd.	2,023,899	296,457
	Tai Sang Land Development, Ltd.	576,984	170,731
*	Tak Shun Technology Group, Ltd.	24,016,000	144,042
	Tak Sing Alliance Holdings	2,909,865	125,721
	Tan Chong International, Ltd.	1,212,000	138,387
*	TCC International Holdings, Ltd.	1,691,789	381,465
*	Technology Venture Holdings, Ltd.	586,000	4,308
#	Techtronic Industries Co., Ltd.	4,175,500	1,366,997
*	Termbray Industries International	2,304,900	263,759
	Tern Properties	61,200	22,099
	Texhong Textile Group, Ltd.	1,930,000	116,876
	Texwinca Holdings, Ltd.	2,438,000	1,043,482
*	The Sun’s Group, Ltd.	25,506	2,226
	Tian An China Investments	3,975,430	973,923

14

*	Tian Teck Land	1,076,000	713,501
*	Tomorrow International Holdings, Ltd.	1,296,420	24,297
	Tongda Group Holdings, Ltd.	8,210,000	60,962
#	Top Form International, Ltd.	2,760,000	89,123
*	Topsearch International (Holdings), Ltd.	3,860,000	81,682
	Tristate Holdings, Ltd.	188,000	24,159
	Truly International Holdings	1,074,000	525,336
	Tungtex (Holdings) Co., Ltd.	910,000	111,755
	Tysan Holdings, Ltd.	1,040,773	59,174
*	United Power Investment, Ltd.	5,696,000	73,733
*	U-Right International Holdings, Ltd.	4,746,000	8,569
	USI Holdings, Ltd.	1,452,999	200,761
	Van Shung Chong Holdings, Ltd.	2,245,335	115,075
	Varitronix International, Ltd.	1,093,293	276,876
	Vedan International (Holdings), Ltd.	3,144,000	167,000
	Veeko International Holdings, Ltd.	1,532,981	19,791
#	Victory City International Holdings, Ltd.	2,759,185	155,142
*	Vital Biotech Holdings, Ltd.	470,000	9,483
	Vitasoy International Holdings, Ltd.	3,115,000	1,273,828
*	Vongroup, Ltd.	10,865,000	111,278
	Wah Ha Realty Co., Ltd.	278,600	51,737
	Wai Kee Holdings, Ltd.	8,218,738	758,258
	Wang On Group, Ltd.	38,896,460	113,929
*	Warderly International Holdings, Ltd.	520,000	32,189
*	Welling Holdings, Ltd.	12,708,000	230,860
*	Winfoong International, Ltd.	1,210,000	10,217
	Wing On Co. International, Ltd.	785,000	796,373
	Wing Shan International	896,000	47,291
	Wong’s International (Holdings), Ltd.	737,641	42,807
	Wong’s Kong King International (Holdings), Ltd.	120,000	8,847
#	Xinyi Glass Holding Co., Ltd.	1,956,000	497,271
*	Xpress Group, Ltd.	3,464,000	27,726
	Y. T. Realty Group, Ltd.	965,000	169,742
	Yangtzekiang Garment, Ltd.	607,500	74,354
	Yau Lee Holdings, Ltd.	534,000	46,381
	YGM Trading	284,000	108,531
	Yip’s Chemical Holdings, Ltd.	1,344,000	347,139
*	Yueshou Environmental Holdings, Ltd.	510,800	6,228
	Yugang International, Ltd.	123,976,000	837,404
*	Yunnan Enterprises Holdings, Ltd.	240,000	12,177
TOTAL COMMON STOCKS			81,449,872

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	14,478
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,519
*	COL Capital, Ltd. Warrants 07/27/09	110,648	499
*	COL Capital, Ltd. Warrants 07/27/09	2,749,840	3,546
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	2,129
*	HyComm Wireless, Ltd. Rights 02/23/09	329,630	3,018

15

*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	2,234
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,634
*	Lippo, Ltd. Warrants 07/04/11	122,470	14,215
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	PYI Corp., Ltd. Warrants 09/25/09	747,078	1,156
*	Samson Paper Holdings, Ltd. Warrants 06/04/10	111,000	544
*	South China (China), Ltd. Rights 09/06/10	1,124,000	6,523
TOTAL RIGHTS/WARRANTS			56,635

TOTAL — HONG KONG			81,506,507

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,576
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,576

NEW ZEALAND — (6.6%)
COMMON STOCKS — (6.6%)
	Abano Healthcare Group, Ltd.	31,300	76,386
*	AFFCO Holdings, Ltd.	1,806,887	337,502
	Air New Zealand, Ltd.	1,296,716	588,105
	Cavalier Corp., Ltd.	283,674	274,415
	CDL Investments New Zealand, Ltd.	395,965	50,099
	Colonial Motor Co., Ltd.	126,795	153,574
	Ebos Group, Ltd.	158,421	352,337
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	933,561
	Fisher & Paykel Healthcare Corp.	2,816,046	4,804,050
#	Freightways, Ltd.	701,032	1,044,244
#	Hallenstein Glassons Holdings, Ltd.	241,638	265,237
	Hellaby Holdings, Ltd.	242,239	146,975
	Horizon Energy Distribution, Ltd.	40,420	63,680
	Infratil, Ltd.	2,123,579	1,899,059
	Mainfreight, Ltd.	462,988	977,767
	Methven, Ltd.	10,000	6,163
	Michael Hill International, Ltd.	1,534,152	393,283
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	275,745
	New Zealand Exchange, Ltd.	57,282	159,368
	New Zealand Oil & Gas, Ltd.	1,729,024	1,113,254
	New Zealand Refining Co., Ltd.	501,580	1,638,540
	Northland Port Corp. (New Zealand), Ltd.	219,997	296,449
	Nuplex Industries, Ltd.	452,063	656,683
	Port of Tauranga, Ltd.	566,944	1,678,691
*	ProvencoCadmus, Ltd.	524,201	14,585
#	Pumpkin Patch, Ltd.	606,913	269,380
	Pyne Gould Guinness, Ltd.	1,020,032	660,499
	Restaurant Brand New Zealand, Ltd.	369,175	117,986
*	Richina Pacific, Ltd.	309,644	56,611
*	Rubicon, Ltd.	974,601	300,143
	Ryman Healthcare, Ltd.	2,353,608	1,645,478

16

	Sanford, Ltd.	409,164	1,108,879
*	Scott Technology, Ltd.	60,843	26,736
*	Seafresh Fisheries, Ltd.	80,520	1,145
	Skellerup Holdings, Ltd.	170,441	61,143
	Sky City Entertainment Group, Ltd.	2,846,409	4,438,216
	Sky Network Television, Ltd.	152,922	321,616
	South Port New Zealand, Ltd.	30,744	30,910
#	Steel & Tube Holdings, Ltd.	404,138	604,556
	Taylors Group, Ltd.	29,646	20,497
*	Tenon, Ltd.	19,132	4,849
#	Tourism Holdings, Ltd.	402,452	134,509
	Tower, Ltd.	683,655	567,819
	Trustpower, Ltd.	3,300	12,454
	Vector, Ltd.	407,887	455,421
	Warehouse Group, Ltd.	452,815	837,640

TOTAL — NEW ZEALAND			29,876,239

SINGAPORE — (11.8%)
COMMON STOCKS — (11.8%)
*	Addvalue Technologies, Ltd.	1,043,000	38,000
	Advanced Holdings, Ltd.	691,000	47,143
	Allgreen Properties, Ltd.	1,721,000	529,781
	Apollo Enterprises, Ltd.	302,000	178,114
	Aqua-Terra Supply Co., Ltd.	641,000	50,893
	Armstrong Industrial Corp., Ltd.	1,460,000	111,506
*	ASA Group Holdings, Ltd.	336,000	8,860
#	Asia Environment Holdings, Ltd.	528,793	37,843
*	Asia-Pacific Strategic Investments, Ltd.	1,410	196
	ASL Marine Holdings, Ltd.	497,000	141,551
	A-Sonic Aerospace, Ltd.	626,996	19,729
	Aussino Group, Ltd.	967,000	89,679
*	Ban Joo & Co., Ltd.	928,000	9,094
	Best World International, Ltd.	307,500	41,623
	Beyonics Technology, Ltd.	9,328,300	730,701
	Bonvests Holdings, Ltd.	990,000	378,362
	Broadway Industrial Group, Ltd.	461,000	46,678
*	Brothers (Holdings), Ltd.	504,628	36,683
#	Bukit Sembawang Estates, Ltd.	341,003	854,934
	CEI Contract Manufacturing, Ltd.	432,000	27,025
	Cerebos Pacific, Ltd.	528,000	1,125,083
#	CH Offshore, Ltd.	1,568,200	257,042
* #	Chartered Semiconductor Manufacturing, Ltd.	790,000	121,483
*	Chemical Industries (Far East), Ltd.	105,910	29,466
	China Dairy Group, Ltd.	1,502,000	80,971
*	China Energy, Ltd.	3,110,000	331,374
	China Merchants Holdings Pacific, Ltd.	809,000	240,413
	Chip Eng Seng Corp., Ltd.	1,775,000	191,545
	Chosen Holdings, Ltd.	1,284,000	70,171
	Chuan Hup Holdings, Ltd.	4,385,000	523,002
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	2,034
*	Compact Metal Industries, Ltd.	643,000	3,195

17

* #	Creative Technology Co., Ltd.	257,350	704,547
	CSC Holdings, Ltd.	1,829,000	101,696
#	CSE Global, Ltd.	1,854,000	467,644
	CWT, Ltd.	1,384,500	273,196
#	Delong Holdings, Ltd.	1,287,000	546,125
*	Digiland International, Ltd.	11,763,000	38,943
*	Eagle Brand Holdings, Ltd.	14,387,000	191,436
*	Eastern Asia Technology, Ltd.	1,205,000	27,938
*	Ellipsiz, Ltd.	123,000	2,427
	Engro Corp., Ltd.	354,000	136,010
*	Enviro-Hub Holdings, Ltd.	1,445,666	94,672
	Eu Yan Sang International, Ltd.	182,000	33,343
*	Eucon Holdings, Ltd.	3,096,000	30,631
	Ezra Holdings Pte, Ltd.	970,000	411,283
#	F.J. Benjamin Holdings, Ltd.	1,095,000	104,554
#	Federal International (2000), Ltd.	657,000	62,357
*	Firstlink Investments Corp., Ltd.	1,951,000	44,614
*	Fischer Tech, Ltd.	244,000	9,294
	Food Empire Holdings, Ltd.	1,094,400	216,805
	Freight Links Express Holdings, Ltd.	3,893,000	100,932
*	Fu Yu Corp., Ltd.	3,993,750	176,572
* #	Gallant Venture, Ltd.	1,310,000	128,902
	GK Goh Holdings, Ltd.	1,463,000	491,558
#	Goodpack, Ltd.	1,559,000	799,434
	GP Batteries International, Ltd.	395,000	147,683
	GP Industries, Ltd.	3,054,209	504,857
	Grand Banks Yachts, Ltd.	250,000	131,090
#	Guocoland, Ltd.	495,500	349,171
	Hersing Corp., Ltd.	1,285,000	173,256
#	Hi-P International, Ltd.	2,187,000	466,195
	Ho Bee Investment, Ltd.	685,000	158,498
* #	Hong Fok Corp., Ltd.	7,081,700	1,040,946
#	Hong Leong Asia, Ltd.	868,000	329,571
	Hotel Grand Central, Ltd.	1,060,514	370,508
	Hotel Plaza, Ltd.	1,687,500	1,251,068
#	Hotel Properties, Ltd.	1,679,600	1,166,664
	Hour Glass, Ltd.	622,744	192,017
* #	HTL International Holdings, Ltd.	1,691,843	88,648
	Huan Hsin Holdings, Ltd.	1,138,400	192,277
	HupSteel, Ltd.	1,687,875	172,124
	Hwa Hong Corp., Ltd.	2,436,000	537,685
#	Hyflux, Ltd.	1,336,000	1,550,187
	IDT Holdings, Ltd.	693,000	91,452
	IFS Capital, Ltd.	348,000	122,182
*	Informatics Education, Ltd.	1,339,000	21,773
#	InnoTek, Ltd.	931,000	111,010
*	Innovalues, Ltd.	630,000	24,703
*	Intraco, Ltd.	608,500	101,779
	IPC Corp., Ltd.	1,512,000	59,612
	Isetan (Singapore), Ltd.	122,500	249,578
	Jadason Enterprises, Ltd.	1,108,000	29,120
*	Jasper Investments, Ltd.	90,680	9,247

18

#	Jaya Holdings, Ltd.	2,265,000	398,952
*	JK Yaming International Holdings, Ltd.	907,000	214,794
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	36,408
	K1 Ventures, Ltd.	5,227,500	483,194
#	Keppel Land, Ltd.	900,000	816,663
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	901,595
	Khong Guan Flour Milling, Ltd.	38,000	18,879
	Kian Ann Engineering, Ltd.	1,302,000	107,712
	Kian Ho Bearings, Ltd.	781,500	76,359
	Kim Eng Holdings, Ltd.	1,361,620	889,112
	Koh Brothers Group, Ltd.	1,494,000	131,670
	KS Energy Services, Ltd.	498,000	243,884
*	L & M Group Investments, Ltd.	7,107,100	23,540
	Lafe Corp., Ltd.	1,234,800	42,798
*	LanTroVision (S), Ltd.	5,028,750	49,306
	LC Development, Ltd.	2,041,254	106,262
	Lee Kim Tah Holdings, Ltd.	1,600,000	413,355
	Lion Asiapac, Ltd.	473,000	40,466
	Low Keng Huat Singapore, Ltd.	2,232,000	236,036
	Lum Chang Holdings, Ltd.	1,134,030	114,340
* #	Manhattan Resources, Ltd.	668,000	137,443
	Manufacturing Integration Technology, Ltd.	588,000	21,423
*	MDR, Ltd.	2,040,000	10,072
* #	Mediaring.Com, Ltd.	4,262,500	180,179
	Memtech International, Ltd.	1,322,000	43,442
	Metro Holdings, Ltd.	1,994,960	409,812
#	Midas Holdings, Ltd.	1,100,000	374,068
*	Mirach Energy, Ltd.	460,000	8,380
	Miyoshi Precision, Ltd.	553,500	23,660
	MobileOne, Ltd.	2,063,000	2,205,977
	Multi-Chem, Ltd.	1,263,000	79,481
	Nera Telecommunications, Ltd.	1,272,000	157,279
	New Toyo International Holdings, Ltd.	1,043,000	110,546
	NSL, Ltd.	414,000	247,696
	Orchard Parade Holdings, Ltd.	956,022	413,484
	Ossia International, Ltd.	750,554	62,103
	Pan-United Corp., Ltd.	2,060,000	500,423
	Parkway Holdings, Ltd.	787,133	593,785
	PCI, Ltd.	734,000	109,400
*	Penguin International, Ltd.	400,000	11,716
	Pertama Holdings, Ltd.	459,750	70,047
#	Petra Foods, Ltd.	881,000	244,049
	Popular Holdings, Ltd.	2,719,500	170,082
	PSC Corp., Ltd.	1,973,419	187,373
	QAF, Ltd.	881,000	99,168
*	Qian Hu Corp., Ltd.	674,600	39,952
#	Raffles Education Corp., Ltd.	3,990,000	1,366,702
	Rotary Engineering, Ltd.	1,703,600	256,096
	San Teh, Ltd.	838,406	151,632
	SBS Transit, Ltd.	962,500	1,121,183
	SC Global Developments, Ltd.	42,000	13,331
	Seksun Corp., Ltd.	280,000	5,024

19

#	Sim Lian Group, Ltd.	1,380,000	241,988
	Sing Holdings, Ltd.	36,666	4,311
	Sing Investments & Finance, Ltd.	198,450	134,604
	Singapore Food Industries, Ltd.	1,671,000	1,026,376
	Singapore Land, Ltd.	154,000	334,890
#	Singapore Petroleum Co., Ltd.	1,351,000	2,161,715
	Singapore Post, Ltd.	5,179,900	2,629,075
	Singapore Reinsurance Corp., Ltd.	1,864,530	182,013
	Singapore Shipping Corp., Ltd.	1,765,000	239,203
	Singapura Finance, Ltd.	174,062	123,169
	Sinwa, Ltd.	259,000	20,389
	SMB United, Ltd.	2,010,000	165,734
#	SP Chemicals, Ltd.	1,219,500	586,546
*	SP Corp., Ltd.	454,000	10,526
	SSH Corp., Ltd.	1,307,000	90,023
	Stamford Land Corp., Ltd.	2,946,000	474,101
	Straco Corp., Ltd.	130,000	6,889
#	Straits Asia Resources, Ltd.	1,279,000	776,250
	Sunningdale Tech, Ltd.	12,125,000	498,868
*	Sunright, Ltd.	378,000	28,796
	Superbowl Holdings, Ltd.	980,000	70,835
	Superior Multi-Packaging, Ltd.	490,500	22,744
* #	Swiber Holdings, Ltd.	801,000	248,226
#	Tat Hong Holdings, Ltd.	1,169,000	462,646
*	Thakral Corp., Ltd.	6,028,000	173,080
	Tiong Woon Corp. Holding, Ltd.	1,359,000	154,893
	Transcu Group, Ltd.	265,000	140,435
	Trek 2000 International, Ltd.	1,004,000	73,158
*	TT International, Ltd.	2,742,480	48,814
	UMS Holdings, Ltd.	941,000	64,520
	United Engineers, Ltd.	829,666	615,754
	United Envirotech, Ltd.	352,000	24,182
	United Overseas Insurance, Ltd.	188,250	285,317
	United Pulp & Paper Co., Ltd.	708,000	56,280
	UOB-Kay Hian Holdings, Ltd.	1,585,000	968,031
	Venture Corp., Ltd.	557,000	1,484,372
	Vicom, Ltd.	120,000	122,110
#	WBL Corp., Ltd.	600,000	1,560,191
	Wheelock Properties, Ltd.	1,207,000	786,727
	Wing Tai Holdings, Ltd.	1,164,000	530,573
	Xpress Holdings, Ltd.	3,079,000	111,323
#	Yellow Pages (Singapore), Ltd.	299,000	34,965
	YHI International, Ltd.	1,174,000	89,434
	Yoma Strategic Holdings, Ltd.	132,000	7,651
* #	Yongnam Holdings, Ltd.	1,970,000	115,346
*	Zhongguo Jilong, Ltd.	249,876	7,321
TOTAL COMMON STOCKS			53,956,715

RIGHTS/WARRANTS — (0.0%)
*	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	3,651
*	Qian Hu Corp., Ltd. Rights 09/19/10	204,100	7,436
TOTAL RIGHTS/WARRANTS			11,087

TOTAL — SINGAPORE			53,967,802

20

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $2,555,000 FNMA 5.058%(r), 01/01/36, valued at $2,148,925) to be repurchased at $2,114,033	$2,114	2,114,000

		Shares
SECURITIES LENDING COLLATERAL — (20.5%)
§ @	DFA Short Term Investment Fund LP	92,920,765	92,920,765

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $506,365) to be repurchased at $496,448	$496	496,436

TOTAL SECURITIES LENDING COLLATERAL			93,417,201

TOTAL INVESTMENTS - (100.0%)
(Cost $766,299,626)##			$455,720,982

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (95.4%)
Consumer Discretionary — (18.4%)
	4imprint Group P.L.C.	96,735	$182,906
	Aegis Group P.L.C.	3,311,021	3,647,525
	Aga Rangemaster Group P.L.C.	288,143	262,297
	Arena Leisure P.L.C.	1,372,024	441,895
	Bellway P.L.C.	406,536	3,371,387
	Blacks Leisure Group P.L.C.	181,058	68,243
	Bloomsbury Publishing P.L.C.	281,545	581,588
#	Bovis Homes Group P.L.C.	474,842	2,640,408
	BPP Holdings P.L.C.	216,656	1,001,170
	Burberry Group P.L.C.	277,987	1,013,297
	Caffyns P.L.C.	6,000	23,885
#	Carpetright P.L.C.	167,232	937,234
	Carphone Warehouse Group P.L.C.	85,127	124,092
	Centaur Media P.L.C.	617,725	295,406
	Chime Communications P.L.C.	211,086	140,760
*	Chrysalis Group P.L.C.	107,232	92,007
	Churchill China P.L.C.	30,000	75,970
	Clinton Cards P.L.C.	740,506	97,546
	Cosalt P.L.C.	82,921	101,014
	Daily Mail & General Trust P.L.C. Series A	590,153	2,240,097
	Dawson Holdings P.L.C.	253,045	257,659
#	Debenhams P.L.C.	1,394,313	631,361
	Dignity P.L.C.	255,526	2,261,599
#	DSG International P.L.C.	5,517,259	1,754,309
	Dunelm Group P.L.C.	17,747	39,023
	Euromoney Institutional Investor P.L.C.	346,866	1,142,169
	Findel P.L.C.	377,636	320,954
*	Forminster P.L.C.	43,333	2,355
#	French Connection Group P.L.C.	373,475	239,825
	Fuller Smith & Turner P.L.C.	129,026	720,008
	Future P.L.C.	1,324,863	335,610
	Galiform P.L.C.	45,000	8,276
	Game Group P.L.C.	1,441,697	2,979,755
# *	Games Workshop Group P.L.C.	101,889	298,962
	Greene King P.L.C.	423,929	2,590,286
	Halfords Group P.L.C.	913,032	3,294,636
	Haynes Publishing Group P.L.C.	14,703	24,966
	Headlam Group P.L.C.	330,383	1,049,132
	Henry Boot P.L.C.	426,786	355,528
#	HMV Group P.L.C.	1,627,244	3,235,807
	Holidaybreak P.L.C.	205,158	559,070
#	Hornby P.L.C.	154,220	170,631
	Huntsworth P.L.C.	795,153	395,209

1

*	Impellam Group P.L.C.	35,258	10,252
	Inchcape P.L.C.	776,534	422,007
	Informa P.L.C.	615,731	2,134,320
	ITV P.L.C.	1,608,507	637,476
	J.D. Wetherspoon P.L.C.	552,111	2,722,725
	JD Sports Fashion P.L.C.	122,850	380,412
	JJB Sports P.L.C.	922,465	106,581
	John Menzies P.L.C.	244,534	283,354
	Kesa Electricals P.L.C.	2,031,662	2,960,410
	Ladbrokes P.L.C.	1,188,699	3,101,912
	Laura Ashley Holdings P.L.C.	2,806,720	415,577
	Lookers P.L.C.	689,354	270,655
#	Luminar Group Holdings P.L.C.	260,932	392,955
	Manganese Bronze Holdings P.L.C.	68,818	69,330
	Millennium and Copthorne Hotels P.L.C.	572,461	1,939,140
	Mothercare P.L.C.	324,479	1,843,262
	N Brown Group P.L.C.	974,614	2,742,978
*	Pace P.L.C.	747,903	573,315
*	PartyGaming P.L.C.	98,960	239,617
	Pendragon P.L.C.	2,285,154	77,625
	Persimmon P.L.C.	421,007	1,750,508
	Pinewood Shepperton P.L.C.	182,105	308,936
*	Rank Group P.L.C.	876,100	748,079
	Redrow P.L.C.	626,857	1,407,712
	Restaurant Group P.L.C.	732,507	1,148,912
#	Rightmove P.L.C.	236,332	574,604
	Smiths News P.L.C.	674,129	545,867
*	Sportech P.L.C.	329,794	293,961
	Sports Direct International P.L.C.	383,193	268,170
	St Ives Group P.L.C.	436,379	431,071
	St. Jame’s Place P.L.C.	712,044	1,949,834
*	Stylo P.L.C.	64,096	3,483
	Ted Baker P.L.C.	161,948	813,234
*	The Berkeley Group Holdings P.L.C.	320,225	3,652,293
	The Vitec Group P.L.C.	160,303	432,881
	Topps Tiles P.L.C.	761,166	165,111
	Trinity Mirror P.L.C.	47,137	32,191
	United Business Media P.L.C.	864,643	6,027,356
	UTV Media P.L.C.	217,432	210,361
*	Wagon P.L.C.	237,979	6,656
	WH Smith P.LC.	588,205	2,856,632
	William Hill P.L.C.	1,297,070	4,417,765
	Wilmington Group P.L.C.	346,234	614,514
	Yell Group P.L.C.	1,192,528	760,004
Total Consumer Discretionary			90,749,895

Consumer Staples — (4.3%)
	Anglo-Eastern Plantations P.L.C.	108,333	381,592
	Barr (A.G.) P.L.C.	64,286	1,055,727
	Britvic P.L.C.	567,955	1,884,333
	Cranswick P.L.C.	174,592	1,543,267
	Dairy Crest Group P.L.C.	520,119	1,503,223
	Devro P.L.C.	605,749	725,391
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,221,315

2

	Marston’s P.L.C.	1,192,685	1,785,641
	Mcbride P.L.C.	935,102	1,695,386
	Northern Foods P.L.C.	2,038,052	1,572,337
	Premier Foods P.L.C.	2,185,269	994,502
	PZ Cussons P.L.C.	1,440,399	3,830,179
	R.E.A. Holdings P.L.C.	49,233	210,514
	Robert Wiseman Dairies P.L.C.	276,160	1,310,243
	Thorntons P.L.C.	313,060	175,704
# *	Uniq P.L.C.	463,373	75,474
Total Consumer Staples			20,964,828

Energy — (5.7%)
	Anglo Pacific Group P.L.C.	426,647	567,930
*	Dana Petroleum P.L.C.	326,327	4,258,441
*	Emerald Energy P.L.C.	214,462	1,239,263
*	Fortune Oil P.L.C.	5,889,851	466,557
# *	Hardy Oil & Gas P.L.C.	46,779	103,225
# *	Heritage Oil, Ltd.	75,233	221,310
	Hunting P.L.C.	477,489	2,705,677
	James Fisher & Sons P.L.C.	189,802	987,599
	JKX Oil and Gas P.L.C.	575,605	1,676,102
	John Wood Group P.L.C.	207,976	582,644
	Melrose Resources P.L.C.	378,100	1,049,004
	Petrofac, Ltd.	130,017	782,606
*	Premier Oil P.L.C.	320,409	3,268,672
*	Salamander Energy P.L.C.	274,153	437,855
*	Soco International P.L.C.	281,540	4,041,343
*	UK Coal P.L.C.	573,596	1,035,881
	Venture Production P.L.C.	442,513	3,729,453
	Wellstream Holdings P.L.C.	114,781	789,568
Total Energy			27,943,130

Financials — (15.7%)
#	Aberdeen Asset Management P.L.C.	2,590,854	4,813,701
	Amlin P.L.C.	1,363,484	7,554,097
	Arbuthnot Banking Group P.L.C.	67,329	202,152
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	325,464	596,402
	Beazley Group P.L.C.	1,047,415	1,928,260
#	BlueBay Asset Management P.L.C.	154,645	191,237
	Brewin Dolphin Holdings P.L.C.	870,024	1,416,341
	Brit Insurance Holdings P.L.C.	1,289,236	3,764,123
	Capital & Regional P.L.C.	271,596	118,169
	Catlin Group, Ltd.	977,375	4,911,269
	Charles Stanley Group P.L.C.	123,753	317,603
	Chesnara P.L.C.	171,258	313,233
	Close Brothers Group P.L.C.	481,680	3,458,638
# *	CLS Holdings P.L.C.	148,841	687,005
*	Cockleshell, Ltd.	6,528	7,285
	Daejan Holdings P.L.C.	42,317	1,321,902
	Development Securities P.L.C.	201,060	797,202
	DTZ Holdings P.L.C.	220,478	80,364
	Evolution Group P.L.C.	1,150,083	1,497,420
	Great Portland Estates P.L.C.	418,295	1,389,600
	Hansard Global P.L.C.	1,459	3,112

3

	Hardy Underwriting Group P.L.C.	153,854	642,545
*	Hargreaves Lansdown P.L.C.	353,836	850,142
	Helical Bar P.L.C.	408,691	1,844,247
# *	Henderson Group P.L.C.	2,936,019	3,191,139
	Hiscox, Ltd.	1,535,730	6,968,672
	IG Group Holdings P.L.C.	1,256,927	5,265,241
*	Industrial & Commercial Holdings P.L.C.	5,000	109
#	Intermediate Capital Group P.L.C.	326,494	1,811,250
	International Personal Finance P.L.C.	883,513	1,628,781
*	IP Group P.L.C.	250,011	194,336
	Jardine Lloyd Thompson Group P.L.C.	781,443	5,091,673
	Liontrust Asset Management P.L.C.	129,935	165,212
# *	LSL Property Services P.L.C.	131,485	101,230
*	MWB Group Holdings P.L.C.	379,622	167,546
	Novae Group P.L.C.	234,668	1,086,099
	Park Group P.L.C.	166,600	38,897
*	Pices Property Services P.L.C.	62,500	—
	Provident Financial P.L.C.	485,695	5,451,273
	Quintain Estates & Development P.L.C.	288,516	103,224
	Rathbone Brothers P.L.C.	159,131	1,678,567
	Rensburg Sheppards P.L.C.	169,098	976,150
*	Rutland Trust P.L.C.	85,288	82,811
	S&U P.L.C.	21,140	85,413
	Savills P.L.C.	449,406	1,570,864
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	812
	Shore Capital Group P.L.C.	1,193,004	250,200
	ST Modwen Properties P.L.C.	482,604	791,419
	Town Centre Securities P.L.C.	17,674	17,874
	Tullett Prebon P.L.C.	757,461	1,666,556
	Unite Group P.L.C.	444,621	411,684
Total Financials			77,503,081

Health Care — (3.8%)
*	Alizyme P.L.C.	660,805	65,862
*	Antisoma P.L.C.	2,024,536	814,304
*	Ark Therapeutics Group P.L.C.	638,344	329,089
	Assura Group, Ltd.	48,153	27,480
# *	Axis-Shield P.L.C.	224,506	1,033,194
*	Biocompatibles International P.L.C.	147,081	277,085
	Bioquell P.L.C.	90,893	129,536
*	BTG P.L.C.	730,460	1,563,837
	Care UK P.L.C.	199,792	926,365
	Consort Medical P.L.C.	116,271	794,542
#	Corin Group P.L.C.	151,637	118,455
	Dechra Pharmaceuticals P.L.C.	201,204	1,228,463
	Genetix Group P.L.C.	151,246	109,194
	Genus P.L.C.	157,057	1,511,223
	Goldshield Group P.L.C.	119,590	403,344
#	Hikma Pharmaceuticals P.L.C.	430,418	2,216,113
	Nestor Healthcare Group P.L.C.	443,850	131,736
*	Oxford Biomedica P.L.C.	2,123,042	206,149
*	Prostrakan Group P.L.C.	38,359	47,972
*	Renovo Group P.L.C.	95,255	33,606

4

# *	SkyePharma P.L.C.	55,765	127,656
	Southern Cross Healthcare, Ltd.	195,059	222,073
	SSL International P.L.C.	745,205	5,418,379
*	Vectura Group P.L.C.	1,009,075	917,184
*	William Ransom & Son P.L.C.	30,000	2,371
Total Health Care			18,655,212

Industrials — (32.2%)
# *	AEA Technology P.L.C.	539,970	143,377
	Aggreko P.L.C.	583,754	3,285,757
	Air Partner P.L.C.	37,086	221,203
	Alumasc Group P.L.C.	131,547	122,951
	Arriva P.L.C.	630,725	4,166,879
	Ashtead Group P.L.C.	1,976,882	1,139,433
	Atkins WS P.L.C.	425,663	3,425,858
*	Autologic Holdings P.L.C.	96,590	18,509
	Babcock International Group P.L.C.	853,247	6,220,884
	BBA Aviation P.L.C.	1,204,134	1,282,061
	Bodycote P.L.C.	722,295	1,266,959
	Braemar Shipping Services P.L.C.	81,108	308,278
	Brammer P.L.C.	185,266	278,644
	BSS Group P.L.C.	489,152	1,855,413
	Business Post Group P.L.C.	199,191	788,849
	Camellia P.L.C.	2,437	183,779
	Carillion P.L.C.	1,523,518	5,138,758
	Carr’s Milling Industries P.L.C.	35,330	230,211
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	336,743
	Charles Taylor Consulting P.L.C.	139,215	454,190
*	Charter International P.L.C.	626,781	3,490,240
	Chemring Group P.L.C.	128,869	4,280,093
	Chloride Group P.L.C.	1,025,093	1,995,976
	Clarkson P.L.C.	68,229	443,065
	Communisis P.L.C.	561,133	330,227
	Connaught P.L.C.	319,006	1,655,630
#	Cookson Group P.L.C.	813,260	1,104,431
	Costain Group P.L.C.	1,269,584	422,802
*	Danka Business Systems P.L.C.	1,029,605	17,834
	Davis Service Group P.L.C.	670,430	2,396,898
	De la Rue P.L.C.	387,017	5,226,713
	Dewhurst P.L.C.	9,000	24,129
	Domino Printing Sciences P.L.C.	456,398	1,290,713
*	easyJet P.L.C.	645,250	2,779,894
	Eleco P.L.C.	80,000	34,538
	Fenner P.L.C.	671,987	591,774
	Forth Ports P.L.C.	179,142	1,898,852
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	723,787
	Go-Ahead Group P.L.C.	175,345	2,482,652
	Hampson Industries P.L.C.	430,496	515,991
	Hays P.L.C.	5,101,389	5,543,468
#	Helphire P.L.C.	570,202	330,909
	Hogg Robinson Group P.L.C.	103,893	16,173
	Homeserve P.L.C.	228,007	3,231,837
	Hyder Consulting P.L.C.	168,297	326,287

5

	IMI P.L.C.	1,192,232	4,610,920
	Interserve P.L.C.	498,625	1,433,461
	Intertek Group P.L.C.	588,823	7,245,235
*	Invensys P.L.C.	555,334	1,237,531
	ITE Group P.L.C.	1,339,191	1,234,182
	J. Smart & Co. (Contractors) P.L.C.	22,500	109,564
	Keller Group P.L.C.	277,823	2,465,578
	Kier Group P.L.C.	141,688	2,041,261
	Latchways P.L.C.	41,288	286,451
	Lavendon Group P.L.C.	175,529	269,456
	Lincat Group P.L.C.	14,452	78,218
	Low & Bonar P.L.C.	763,541	325,416
	Management Consulting Group P.L.C.	1,026,246	381,811
	Meggitt P.L.C.	1,481,239	2,954,576
	Melrose P.L.C.	944,503	905,633
	Michael Page International P.L.C.	1,235,568	3,887,406
	Mitie Group P.L.C.	1,208,230	3,532,129
	MJ Gleeson Group P.L.C.	195,875	221,687
	Morgan Crucible Co. P.L.C.	1,158,902	1,603,206
	Morgan Sindall P.L.C.	170,838	1,353,275
	Mouchel Group P.L.C.	469,006	2,597,630
	MS International P.L.C.	50,000	150,218
	National Express Group P.L.C.	487,807	2,294,641
	Northgate P.L.C.	285,327	322,119
	OPD Group P.L.C.	102,094	77,228
	PayPoint P.L.C.	87,747	564,087
	PV Crystalox Solar P.L.C.	597,857	789,807
	Qinetiq P.L.C.	2,172,472	4,706,650
*	Regus P.L.C.	3,696,088	2,544,260
*	Renold P.L.C.	270,995	95,802
#	Rentokil Initial P.L.C.	1,270,226	778,732
	Ricardo P.L.C.	222,000	608,962
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	653,595
	ROK P.L.C.	723,316	319,426
	RPS Group P.L.C.	788,615	1,550,338
	Scott Wilson Group P.L.C.	51,118	74,019
	Senior P.L.C.	1,671,692	713,606
	Severfield-Rowen P.L.C.	351,952	761,027
	Shanks Group P.L.C.	985,616	1,391,616
	SIG P.L.C.	479,728	827,839
	Speedy Hire P.L.C.	178,122	210,684
	Spirax-Sarco Engineering P.L.C.	304,500	3,655,233
	Spring Group P.L.C.	596,238	291,238
	Stagecoach Group P.L.C.	306,965	537,399
	Sthree P.L.C.	269,551	608,042
	T. Clarke P.L.C.	148,717	253,416
*	Tandem Group P.L.C.	327,365	—
*	Tarsus Group P.L.C.	212,372	153,204
	The Weir Group P.L.C.	340,510	1,631,636
	Tomkins P.L.C.	3,177,919	5,414,226
	Travis Perkins P.L.C.	410,292	1,887,092
	Tribal Group P.L.C.	132,810	181,635
	Trifast P.L.C.	359,985	89,771
	Ultra Electronics Holdings P.L.C.	267,145	4,475,267

6

	Umeco P.L.C.	196,406	637,624
*	Volex Group P.L.C.	241,088	61,035
	Vp P.L.C.	167,463	284,047
	VT Group P.L.C.	677,021	5,810,423
	White Young Green P.L.C.	178,318	118,045
	Wincanton P.L.C.	479,763	1,058,089
	WSP Group P.L.C.	262,651	606,639
	XP Power, Ltd.	73,546	135,755
	Young & Co.’s Brewery P.L.C.	40,000	228,563
	Young & Co.’s Brewery P.L.C. Series A	20,936	145,590
Total Industrials			158,496,900

Information Technology — (10.9%)
	Acal P.L.C.	104,729	135,033
*	Alphameric P.L.C.	127,141	28,936
*	Alterian P.L.C.	179,139	155,831
	Anite P.L.C.	1,312,790	532,624
	ARM Holdings P.L.C.	4,708,219	6,226,070
	Aveva Group P.L.C.	275,408	2,378,950
	Computacenter P.L.C.	423,790	703,060
*	CSR P.L.C.	342,508	900,573
	Dialight P.L.C.	111,362	170,564
	Dicom Group P.L.C.	317,667	622,004
#	Dimension Data Holdings P.L.C.	5,615,130	2,905,645
	Diploma P.L.C.	459,990	765,623
	E2V Technologies P.L.C.	247,588	320,977
	Electrocomponents P.L.C.	1,576,293	2,983,600
	Fidessa Group P.L.C.	130,344	1,152,076
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	132,391
	Halma P.L.C.	1,486,473	3,919,328
*	Imagination Technologies Group P.L.C.	882,944	743,331
	Innovation Group P.L.C.	2,537,718	238,565
*	Intec Telecom Systems P.L.C.	1,201,847	468,964
	Kewill P.L.C.	368,863	160,166
	Laird P.L.C.	697,371	886,644
	Logica P.L.C.	2,944,148	2,787,663
	Micro Focus International P.L.C.	452,097	1,974,170
	Misys P.L.C.	1,982,492	3,320,002
	Morse P.L.C.	367,208	38,590
	Oxford Instruments P.L.C.	193,856	442,678
	Phoenix IT Group, Ltd.	197,369	535,873
	Premier Farnell P.L.C.	1,379,926	2,687,670
	Psion P.L.C.	499,513	360,163
	Raymarine P.L.C.	289,080	55,139
	Renishaw P.L.C.	228,282	1,084,818
	RM P.L.C.	363,499	895,590
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	3,512,821
*	Scipher P.L.C.	34,563	563
*	SDL P.L.C.	333,680	1,303,125
	Spectris P.L.C.	499,879	3,478,741
	Spirent Communications P.L.C.	3,176,692	1,756,923
	TT electronics P.L.C.	595,193	257,607
	Vislink P.L.C.	588,460	153,136

7

* Wolfson Microelectronics P.L.C.	493,841	499,941
Xaar P.L.C.	220,887	146,502
* Xchanging P.L.C.	541,322	1,697,680
Total Information Technology		53,520,350

Materials — (3.4%)
British Polythene Industries P.L.C.	102,332	235,951
Carclo P.L.C.	214,230	163,899
Croda International P.L.C.	484,717	3,491,473
Delta P.L.C.	591,338	859,349
DS Smith P.L.C.	1,591,931	1,861,736
Elementis P.L.C.	1,858,096	1,234,402
Filtrona P.L.C.	704,266	1,280,940
* Gem Diamonds, Ltd.	3,895	12,454
Hill & Smith Holdings P.L.C.	275,101	727,180
Hochschild Mining P.L.C.	194,546	417,552
* Inveresk P.L.C.	125,000	3,895
Marshalls P.L.C.	670,307	675,777
Mondi P.L.C.	855,031	2,254,171
# Porvair P.L.C.	158,128	151,074
RPC Group P.L.C.	404,286	815,879
Victrex P.L.C.	321,880	1,996,790
Yule Catto & Co. P.L.C.	527,850	405,631
Zotefoams P.L.C.	96,852	81,964
Total Materials		16,670,117

Telecommunication Services — (0.7%)
* Colt Telecom Group SA	1,213,428	1,378,060
Kcom Group P.L.C.	2,504,455	560,098
Telecom Plus P.L.C.	288,118	1,320,419
* Vanco P.L.C.	232,704	216,672
Total Telecommunication Services		3,475,249

Utilities — (0.3%)
Dee Valley Group P.L.C.	12,109	154,387
Hydro International P.L.C.	27,669	43,910
Northumbrian Water Group P.L.C.	343,950	1,166,911
Total Utilities		1,365,208

TOTAL COMMON STOCKS		469,343,970

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		—

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $1,760,000 FNMA 5.058%(r), 01/01/36, valued at $1,480,277) to be repurchased at $1,457,023	$1,457	1,457,000

8

		Shares
SECURITIES LENDING COLLATERAL — (4.3%)
§ @	DFA Short Term Investment Fund LP	20,572,278	20,572,278

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $473,695) to be repurchased at $464,418	$464	464,407

TOTAL SECURITIES LENDING COLLATERAL			21,036,685

TOTAL INVESTMENTS - (100.0%)
(Cost $849,224,806)##			$491,837,655

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.7%)
COMMON STOCKS — (2.7%)
#	Agrana Beteiligungs AG	16,794	$963,812
	Andritz AG	116,739	3,447,786
*	A-TEC Industries AG	21,828	170,932
	Austria Email AG	715	4,191
# *	Austrian Airlines AG	130,038	695,443
	BKS Bank AG	520	72,573
# *	BWIN Interactive Entertainment AG	79,165	1,989,646
#	BWT AG	27,601	399,526
# *	CA Immobilien Anlagen AG	130,641	654,420
*	Christ Water Techology AG	24,819	57,913
	Constantia Packaging AG	18,095	483,011
*	Conwert Immobilien Invest AG	48,984	293,506
	EVN AG	36,696	566,951
*	Eybl International AG	16,503	21,180
	Flughafen Wien AG	39,948	1,598,291
	Frauenthal Holding AG	12,084	91,487
# *	Intercell AG	104,732	3,417,247
*	Josef Manner & Co. AG	870	49,570
	Lenzing AG	4,961	961,767
#	Mayr-Melnhof Karton AG	33,664	2,239,033
#	Oberbank AG	35,740	1,998,260
#	Oesterreichische Post AG	98,332	3,066,401
#	Palfinger AG	45,976	523,620
# *	RHI AG	93,231	1,482,334
#	Rosenbauer International AG	11,816	337,299
*	S&T System Integration & Technology Distribution AG	6,404	93,615
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	871,274
*	Sparkassen Immobilien AG	58,185	151,731
	UBM Realitaetenentwicklung AG	1,440	48,952
	Uniqa Versicherungen AG	157,096	3,481,067
*	Warimpex Finanz und Beteiligungs AG	3,832	6,042
	Wolford AG	11,165	136,442
	Zumtobel AG	67,243	561,157

TOTAL — AUSTRIA			30,936,479

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & van Haaren NV	81,854	3,572,911
*	Agfa Gevaert NV	368,855	1,289,065

1

	Banque Nationale de Belgique	952	2,648,711
	Barco NV	53,143	1,026,643
	Bekaert SA	56,746	3,290,213
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	194,658
*	Compagnie du Bois Sauvage SA	87	14
	Compagnie d’Entreprises CFE	40,394	1,251,700
	Compagnie Immobiliere de Belgique SA	10,535	199,414
	Compagnie Maritime Belge SA	61,365	1,241,380
#	Deceuninck NV	61,853	212,454
*	Devgen	219	1,129
	D’Ieteren SA NV	12,852	1,445,182
	Duvel Moorgat SA	8,904	375,425
	Econocom Group SA	65,485	480,733
	Elia System Operator SA NV	112,393	3,768,082
	Euronav SA	86,793	1,318,218
	EVS Broadcast Equipment SA	13,059	400,130
#	Exmar NV	76,531	878,307
	Floridienne SA	2,033	217,205
#	Henex	7,487	307,835
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	302,026
*	International Brachtherapy SA	35,773	98,513
	Ion Beam Application	67,020	540,400
	Jensen-Group NV	12,030	66,088
	Kinepolis	4,534	87,197
	Lotus Bakeries SA	1,361	452,675
#	Melexis NV	88,696	535,195
	Omega Pharma SA	83,442	2,587,840
	Picanol	16,620	70,002
# *	Realdolmen	606,720	116,052
	Recticel SA	52,387	274,542
*	Resilux	4,095	145,769
	Rosier SA	655	208,549
	Roularta Media Group NV	3,344	50,811
	SAPEC SA (4775951)	3,531	260,701
*	SAPEC SA (5389544)	75	356
	Sioen Industries NV	52,140	238,199
	Sipef NV	24,100	617,150
*	Spector Photo Group SA	11,235	5,602
*	Systemat-Datarelay SA	26,232	122,973
# *	Telenet Group Holding NV	148,890	2,349,964
	Ter Beke NV	2,281	115,091
	Tessenderlo Chemie NV	90,268	2,726,789
	Umicore	103,490	1,923,818
	Unibra SA	1,600	287,629
	Van De Velde NV	27,632	876,698
	VPK Packaging Group SA	13,057	269,129
TOTAL COMMON STOCKS			39,449,167

RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	606,720	4,661
*	Zenitel VVPR Contingent Rights	8,654	11
TOTAL RIGHTS/WARRANTS			4,672

TOTAL — BELGIUM			39,453,839

2

DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
	Aarhus Lokalbank A.S.	8,030	86,956
	Aktieselskabet Roskilde Bank A.S.	32,685	1,965
	Aktieselskabet Skjern Bank A.S.	3,276	67,612
	Alk-Abello A.S.	11,379	1,000,517
*	Alm. Brand A.S.	27,560	378,808
#	Amagerbanken A.S.	32,395	177,796
	Ambu A.S.	22,100	292,288
	Arkil Holdings A.S. Series B	780	87,174
	Auriga Industries A.S. Series B	46,057	800,085
#	Bang & Olufsen Holding A.S. Series B	30,487	415,597
# *	Bavarian Nordic A.S.	17,176	459,780
#	BoConcept Holding A.S.	5,650	92,026
*	Brodrene Hartmann A.S. Series B	11,730	156,966
*	Brondbyernes IF Fodbold A.S. Series B	15,450	100,574
	D/S Norden A.S.	3,898	122,856
	Dalhoff, Larson & Horneman A.S. Series B	32,000	146,811
	Dantherm Holding A.S.	13,100	75,863
	DFDS A.S.	11,236	749,864
	DiBa Bank A.S.	2,300	22,390
	Djursland Bank A.S.	8,970	225,275
#	East Asiatic Co., Ltd. A.S.	52,687	1,718,798
	F.E. Bording A.S.	600	74,512
	Fionia Bank A.S.	17,880	103,836
	Fluegger A.S. Series B	4,198	200,626
# *	GN Great Nordic A.S.	135,907	287,964
*	GPV Industi A.S.	2,200	11,238
# *	Greentech Energy Systems A.S.	23,655	77,469
	Gronlandsbanken	768	41,813
	H&H International A.S. Series B	1,920	100,492
#	Harboes Bryggeri A.S.	10,250	196,678
	Hojgaard Holding A.S. Series B	2,750	46,538
#	IC Companys A.S.	33,305	267,258
*	Incentive A.S.	3,575	11,360
# *	Jeudan A.S.	2,516	192,216
	Lan & Spar Bank A.S.	5,150	275,171
*	Lastas A.S. Series B	11,200	53,446
	Lollands Bank A.S.	750	20,135
*	Maconomy Corp. A.S.	7,833	7,821
	Mols-Linien A.S.	27,700	284,023
# *	NeuroSearch A.S.	42,054	1,252,265
	NKT Holding A.S.	37,422	776,263
	Nordjyske Bank A.S.	17,600	256,175
	Norresundby Bank A.S.	7,350	151,302
	Ostjydsk Bank A.S.	2,554	122,958
# *	Parken Sport & Entertainment A.S.	8,234	675,261
	Per Aarsleff A.S. Series B	5,975	478,436

3

#	Ringkjoebing Landbobank Aktieselskab	14,890	951,312
	Roblon A.S. Series B	540	59,102
	Royal Unibrew A.S.	12,465	277,237
*	RTX Telecom A.S.	303	769
	Salling Bank A.S.	910	51,581
	Sanistal A.S. Series B	4,436	77,893
	Satair A.S.	8,525	153,026
	Schouw & Co. A.S.	70,768	1,021,049
#	SimCorp A.S.	16,263	1,620,414
	Sjaelso Gruppen A.S.	21,980	81,609
	SKAKO Industries A.S.	5,130	81,079
*	Solar Holdings A.S. Series B	3,266	111,167
*	Sondagsavisen A.S.	36,665	81,653
	Spar Nord Bank A.S.	115,369	939,052
	Sparbank	10,930	116,343
	Sparekassen Faaborg A.S.	1,972	261,745
	Sydbank A.S.	2,400	31,928
	Thrane & Thrane A.S.	9,883	278,177
	Tivoli A.S.	969	523,105
*	TK Development A.S.	91,681	341,538
	Vestfyns Bank A.S.	680	68,686
	Vestjysk Bank A.S.	24,162	268,902

TOTAL — DENMARK			20,542,624

FINLAND — (6.2%)
COMMON STOCKS — (6.2%)
# *	Ahlstrom Oyj	4,420	41,569
	Alandsbanken AB Series B	17,663	451,751
*	Aldata Solutions Oyj	194,535	91,921
#	Alma Media Oyj	278,483	1,886,935
	Amanda Capital Oyj	67,120	173,367
#	Amer Sports Oyj Series A	307,264	2,204,692
#	Aspo Oyj	68,141	356,264
*	Atria P.L.C.	2,584	36,084
	BasWare Oyj	34,550	324,944
*	Biotie Therapies Corp.	265,590	91,792
	Cargotec Oyj Series B	109,737	1,062,485
	Componenta Oyj	34,400	241,283
	Comptel P.L.C.	324,863	290,299
#	Cramo Oyj	104,189	698,705
	Digia P.L.C.	55,020	126,754
	Efore Oyj	114,965	107,194
	Elisa Oyj	276,614	4,375,367
	Etteplan Oyj	62,600	259,143
#	Finnair Oyj	186,376	1,239,850
#	Finnlines Oyj	107,063	998,811
	Fiskars Oyj Abp Series A	181,663	1,653,769
	F-Secure Oyj	447,078	1,171,065
*	GeoSentric Oyj	244,900	9,349
#	Glaston Oyj Abp	131,940	177,520
	HKScan Oyj Series A	72,398	446,904

4

	Huhtamaki Oyj	338,637	2,494,158
	Ilkka-Yhtyma Oyj	34,432	347,204
	KCI Konecranes Oyj	243,819	3,740,776
#	Kemira Oyj	248,868	1,620,832
#	Kesko Oyj	113,753	2,796,248
	Laennen Tehtaat Oyj	18,920	327,055
#	Lassila & Tikanoja Oyj	117,954	1,794,395
	Lemminkainen Oyj	13,072	250,524
#	M-Real Oyj Series B	3,798,185	2,714,201
	Neomarkka Oyj	16,652	127,544
#	Nokian Renkaat Oyj	325,926	3,184,646
	Nordic Aluminium Oyj	10,440	160,054
	Okmetic Oyj	54,904	169,381
	Olvi Oyj Series A	31,354	633,239
	Oriola-KD Oyj Class A	26,000	49,844
	Oriola-KD Oyj Class B	85,493	161,714
	Orion Oyj Series A	96,540	1,679,707
	Orion Oyj Series B	253,721	4,371,710
	Outokumpu Oyj Series A	71,558	815,178
*	Outotec Oyj	36,018	509,779
	PKC Group Oyj	48,390	223,318
	Pohjola Bank P.L.C.	236,967	2,774,830
	Ponsse Oyj	22,814	145,880
	Poyry Oyj	180,742	1,860,741
	Raisio P.L.C.	462,617	910,751
#	Ramirent Oyj	299,709	1,180,310
	Rapala VMC Oyj	113,258	548,730
	Rautaruukki Oyj Series K	64,448	1,023,369
	Raute Oyj Series A	10,390	88,860
*	Ruukki Group Oyj	303,857	451,358
	Sanoma Oyj	151,379	1,773,396
	Scanfil Oyj	123,479	327,955
	Sponda Oyj	159,511	672,367
	Stockmann Oyj Abp Series A	43,914	678,922
	Stockmann Oyj Abp Series B	99,920	1,404,120
	Talentum Oyj	129,629	311,782
#	Teleste Oyj	53,559	252,516
	TietoEnator Oyj	277,638	3,147,032
	Trainers’ House P.L.C.	107,200	82,319
	Tulikivi Oyj	79,440	80,304
	Turkistuottajat Oyj	8,490	76,948
	Uponor Oyj Series A	206,241	2,107,931
	Vacon Oyj	43,052	898,763
	Vaisala Oyj Series A	39,132	1,105,317
	Viking Line AB	10,400	423,165
	Wartsila Corp. Oyj Series B	77,401	2,071,174
	YIT Oyj	50,319	314,017

TOTAL — FINLAND			71,402,181

5

FRANCE — (11.9%)
COMMON STOCKS — (11.9%)
	Akka Technologies SA	6,050	66,344
	Ales Groupe SA	32,639	382,788
*	Alten	60,626	926,239
*	Altran Technologies SA	343,804	1,110,653
	April Group SA	70,844	2,281,897
	Arkema	199,362	2,801,464
	Assystem	52,519	331,089
	Atos Origin SA	114,242	2,706,905
	Aubay	28,405	90,295
#	Audika SA	21,857	447,580
# *	Axorys SA	11,700	10,786
*	Baccarat SA	1,090	155,785
	Banque Tarneaud SA	1,430	170,103
#	Beneteau SA	176,815	1,268,223
*	Bigben Interactive	7,762	58,223
	bioMerieux	10,416	810,181
	Boiron SA	25,156	701,114
	Boizel Chanoine Champagne SA	6,122	225,821
	Bonduelle SCA	12,784	864,992
	Bongrain SA	14,661	811,609
#	Bourbon SA	147,476	3,800,695
# *	Bull SA	289,386	482,274
	Burelle SA	3,914	240,490
*	Cafom SA	5,092	23,579
	Canal Plus SA	272,646	1,599,951
#	Carbone Lorraine SA	54,832	1,362,335
#	CBo Territoria	28,320	68,301
	Cegedim SA	11,176	453,705
*	Cesar SA	14,219	7,614
# *	Club Mediterranee SA	45,228	641,905
	Compagnie Industrielle et Financiere D’Entreprises	1,200	60,537
	Compagnie International Andre Trigano SA	983	77,974
	CS Communication & Systemes	7,938	63,009
	Damartex SA	21,236	339,948
	Delachaux SA	27,616	1,418,256
#	Derichebourg	562,064	1,233,244
*	Dollfus Mieg & Cie SA	54,239	80,559
*	Dynaction SA	14,655	107,770
	EDF Energies Nouvelles SA	27,785	1,077,345
	Electricite de Strasbourg	22,706	2,368,816
	Esso Ste Anonyme Francaise	8,945	886,951
#	Establissements Maurel et Prom	296,036	2,778,023
	Euler Hermes SA	29,892	1,066,764
*	Euro Disney SCA (4320878)	89	14
# *	Euro Disney SCA (B29QD14)	48,370	194,970
	Exel Industries SA	10,841	323,840
	Explosifs et de Produits Chimiques	524	133,858
#	Fimalac SA	29,963	1,107,393
	Finuchem SA	18,510	138,047
	Fleury Michon SA	4,694	171,012
	Francois Freres (Tonnellerie) SA	3,839	120,205
	Gascogne SA	6,907	300,238

6

	Gaumont SA	14,184	823,817
# *	GECI International	63,334	160,692
*	GECI International I07 Shares	10,786	14
# *	Gemalto NV	161,967	3,953,624
	Gevelot SA	3,584	79,159
	GFI Informatique SA	122,870	405,947
	Gifi	7,360	301,499
	Ginger (Groupe Ingenierie Europe)	10,523	142,299
	GL Events	7,882	103,314
	GPE Groupe Pizzorno	5,200	96,258
	Grands Moulins de Strasbourg	110	43,661
*	Groupe Ares	21,994	31,822
	Groupe Crit	24,673	273,962
# *	Groupe Eurotunnel SA	170,564	874,759
#	Groupe Flo SA	22,019	84,376
*	Groupe Go Sport SA	2,740	53,225
	Groupe Guillin SA	1,200	51,377
#	Groupe Open	27,590	150,582
#	Groupe Steria SCA	65,651	686,468
	Guerbet SA	5,824	787,722
	Guyenne et Gascogne SA	25,246	2,096,976
#	Haulotte Group SA	55,825	281,757
#	Havas SA	1,165,955	2,337,287
	Idsud	2,227	96,815
	Imerys SA	21,540	855,250
	Ingenico SA	101,520	1,680,538
	Ipsen SA	13,470	526,313
	Ipsos SA	83,610	1,776,257
	Kaufman et Broad SA	2,387	18,309
	Korian	5,455	125,310
#	Laurent-Perrier	11,820	664,910
# *	Lectra	83,499	252,516
	Lisi SA	16,055	527,442
# *	LVL Medical Groupe SA	24,346	294,035
	M6 Metropole Television	148,116	2,398,090
#	Manitou BF SA	46,880	376,360
#	Manutan International SA	13,517	516,207
	MGI Coutier SA	2,753	26,084
	Mr. Bricolage SA	23,846	284,391
#	Naturex	6,954	212,876
	Neopost SA	61,086	4,911,399
	Nexans SA	92,377	5,291,562
	Norbert Dentressangle	12,330	407,451
*	Oeneo	102,487	127,892
# *	Orpea	97,899	3,406,324
*	Osiatis	1,400	3,183
#	PagesJaunes SA	1,385	12,188
	Paris Orleans et Cie SA	2,660	59,481
	Pierre & Vacances	15,567	857,634
	Plastic Omnium SA	29,952	253,323
	Plastivaloire SA	4,552	96,777
	PSB Industries SA	8,438	139,899

7

	Radiall SA	5,231	301,021
	Rallye SA	77,113	1,532,734
*	Recylex SA	35,449	152,332
	Remy Cointreau SA	74,447	1,977,891
#	Rexel SA	165,885	1,011,579
#	Rhodia SA	224,856	999,148
	Robertet SA	3,167	307,748
	Rougier SA	6,120	201,972
	Rubis SA	30,230	1,681,989
# *	S.T. Dupont SA	39,440	7,549
	Sabeton SA	13,500	205,690
	Saft Groupe SA	41,284	1,008,024
	SAMSE SA	8,545	516,408
	SCOR SE	256,413	5,200,118
	SEB SA	88,673	2,093,236
	Sechilienne SA	54,906	2,036,573
	Securidev SA	2,500	52,305
*	Seloger.com	2,853	49,063
	Signaux Girod SA	894	65,675
	Societe BIC SA	84,787	4,540,126
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,065,589
	Societe Pour l’Informatique Industrielle SA	40,908	211,231
#	Societe Television Francaise 1	51,700	555,549
# *	Soitec SA	107,280	356,347
*	Solving International SA	2,012	4,770
	Somfy SA	21,848	3,019,800
	Sopra Group SA	22,982	905,530
	Sperian Protection	18,519	839,850
#	Stallergenes SA	32,698	1,591,946
	STEF-TFE	28,838	1,004,867
	Sucriere de Pithiviers Le Vieil	1,773	1,100,267
	Synergie SA	32,941	362,513
	Teleperformance SA	158,000	4,317,598
	Tessi SA	5,050	161,402
# *	Theolia SA	86,282	285,799
*	Thomson	1,013,751	1,442,839
*	UbiSoft Entertainment SA	196,028	2,759,885
	Union Financiere de France Banque SA	15,895	440,434
#	Valeo SA	232,962	2,591,814
	Viel et Compagnie	158,130	423,723
	Vilmorin et Cie SA	18,821	2,083,957
	Virbac SA	16,251	1,110,157
	VM Materiaux SA	6,914	299,835
	Vranken Pommery Monopole	9,594	247,567
#	Zodiac SA	105,911	3,818,789
TOTAL COMMON STOCKS			135,914,365

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	263
*	Cybergun Warrants Series A 07/15/09	1,136	15
*	Cybergun Warrants Series B 07/15/10	1,136	131

8

*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,833	3,488
TOTAL RIGHTS/WARRANTS			3,897

TOTAL — FRANCE			135,918,262

GERMANY — (13.9%)
COMMON STOCKS — (13.9%)
	A.S. Creation Tapeton AG	6,853	141,588
*	AAP Implantate AG	47,250	64,037
#	Aareal Bank AG	723,601	3,607,869
*	Abwicklungsellschaft Roesch AG	7,300	374
	ADCapital AG	33,040	246,453
*	Adlink Internet Media AG	69,691	252,982
	Agrob AG	5,800	69,807
#	Aixtron AG	259,027	1,321,791
	Amadeus Fire AG	16,192	156,174
	Andreae-Noris Zahn AG	26,412	608,758
# *	Arcandor AG	241,547	610,308
*	Augusta Technologie AG	26,396	274,897
	Baader Bank AG	138,248	338,509
#	Bauer AG	4,607	132,298
	Bechtle AG	39,024	627,301
#	Bertrandt AG	22,607	517,073
*	Beta Systems Software AG	8,550	21,917
	Bilfinger Berger AG	130,384	5,502,290
*	Biolitec AG	26,843	92,111
	Biotest AG	21,560	1,132,495
*	BKN International AG	35,508	21,773
	BMP AG	45,099	40,454
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	285,626
# *	Business Media China AG	15,212	33,954
# *	Carl Zeiss Meditec AG	36,394	420,352
# *	CENTROTEC Sustainable AG	41,054	492,760
#	Cewe Color Holding AG	13,917	232,659
#	Comdirect Bank AG	131,903	1,027,809
*	CropEnergies AG	6,700	24,950
	CTS Eventim AG	51,845	1,721,463
#	Curanum AG	83,165	362,740
*	D. Logistics AG	113,203	146,129
	DAB Bank AG	130,043	375,949
	Data Modul AG	10,414	113,237
*	Demag Cranes AG	14,647	331,450
	Deutsche Euroshop AG	87,386	2,421,279
#	Deutz AG	249,610	543,622
	Dierig Holding AG	10,500	80,710
#	Douglas Holding AG	100,341	3,911,349
	Dr. Hoenle AG	14,858	82,500
#	Drillisch AG	92,184	131,401
	Duerr AG	37,719	466,936
	DVB Bank SE	173,470	5,882,254
	Elexis AG	32,938	268,111

9

*	Elmos Semiconductor AG	34,592	88,798
#	ElreingKlinger AG	18,000	156,720
# *	EM. Sports Media AG	155,529	535,542
	Erlus AG	297	70,398
	Euwax AG	17,978	1,073,015
# *	Evotec AG	1,412,219	1,327,031
#	Fielmann AG	56,670	3,628,676
*	Freenet AG	225,238	1,072,437
#	Fuchs Petrolub AG	29,856	1,192,206
	GBW AG	28,417	309,272
	GEA Group AG	47,171	545,569
*	Gerresheimer AG	21,880	446,775
	Gerry Weber International AG	48,142	1,097,735
	Gesco AG	9,182	421,450
#	GFK AG	75,456	1,540,560
*	GFT Technologies AG	66,050	101,356
	Gildemeister AG	43,990	330,846
	Grammer AG	5,985	47,588
	Grenkeleasing AG	31,484	841,545
	Hamborner AG	63,000	468,417
*	Hansa Group AG	146,815	222,423
#	Hawesko Holding AG	19,463	442,321
# *	IDS Scheer AG	10,372	75,148
*	IKB Deutsche Industriebank AG	21,843	21,312
	Indus Holding AG	40,147	543,724
	Innovation in Traffic Systems AG	23,949	162,382
*	Integralis AG	28,950	81,898
	INTERSEROH SE	22,142	1,011,343
# *	Intershop Communications AG	58,426	104,566
#	Isra Vision Systems AG	10,917	95,381
#	IVG Immobilien AG	530,609	3,206,696
# *	Jenoptik AG	153,250	982,865
	K&S AG	7,984	377,257
*	Kampa AG	35,505	109,229
#	Kizoo AG	33,967	195,351
	Kontron AG	176,510	1,490,798
	Krones AG	72,622	2,516,669
	KSB AG	4,390	1,788,383
#	Kuka AG	83,226	1,032,275
	KWS Saat AG	18,319	2,272,093
	Lanxess AG	218,704	3,189,945
*	Leifheit AG	12,500	89,054
#	Leoni AG	112,502	1,302,520
	Loewe AG	25,187	227,483
*	Manz Automation AG	553	20,810
*	Marbert AG	1,360	10,066
#	MasterFlex AG	10,531	80,719
# *	Maxdata Computer AG	94,120	10,250
*	Mediclin AG	119,554	415,579
# *	Medigene AG	87,499	475,461
#	Medion AG	81,672	617,100
	Mensch und Maschine Software AG	27,532	120,756

10

#	MLP AG	213,752	2,340,757
*	Mologen AG	22,062	171,902
# *	Morphosys AG	57,456	1,201,583
	MTU Aero Engines Holding AG	163,223	4,556,394
	Muehlabauer Holdings AG & Co. KGaA	14,905	336,348
	MVV Energie AG	114,815	4,793,179
#	Nemetschek AG	23,340	246,742
*	Nexus AG	33,813	96,339
#	Norddeutsche Affinerie AG	150,696	4,537,227
# *	Nordex AG	104,915	1,195,986
*	november AG	32,224	20,661
#	OHB Technology AG	37,069	317,012
	Oldenburgische Landesbank AG	4,234	283,291
	P&I Personal & Informatik AG	17,889	265,857
	PC-Ware AG	15,184	319,739
	Pfeiffer Vacuum Technology AG	30,723	1,548,287
#	Pfleiderer AG	166,950	1,030,551
# *	Plambeck Neue Energien AG	148,115	353,196
*	Plasmaselect AG	324,899	214,590
#	Progress-Werk Oberkirch AG	6,250	153,154
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	210,164
	Puma AG Rudolf Dassler Sport	2,479	445,273
*	PVA TePla AG	51,882	164,452
# *	QIAGEN NV	436,257	7,421,372
*	QSC AG	287,340	395,137
	R. Stahl AG	14,410	300,859
#	Rational AG	14,646	1,242,173
	REALTECH AG	13,541	84,167
	Renk AG	18,838	1,231,126
# *	REpower Systems AG	5,723	844,853
	Rheinmetall AG	107,359	3,334,053
	Rhoen-Klinikum AG	284,706	5,711,442
	Ruecker AG	21,675	140,112
	Sartorius AG	31,248	434,621
*	Sektkellerei Schloss Wachenheim AG	15,120	78,625
*	SER Systems AG	9,400	306
# *	SGL Carbon AG	217,830	4,718,005
*	Sinner AG	2,660	62,660
#	Sixt AG	37,202	459,324
	SM Wirtschaftsberatungs AG	18,841	131,421
	Software AG	70,053	4,269,043
# *	Solar Millennium AG	34,471	464,652
# *	Solarworld AG	46,442	973,773
# *	Solon SE	18,438	223,909
	Stada Arzneimittel AG	173,213	4,240,282
	STINAG Stuttgarter Invest AG	35,003	757,538
*	Stoehr & Co. AG	11,000	36,278
#	Stratec Biomedical Systems AG	26,506	397,673
	Sued-Chemie AG	28,301	2,714,725
#	Suedzucker AG	156,058	2,457,437
# *	Suess Microtec AG	59,969	96,008
	Symrise AG	164,574	1,543,968

11

	Syzygy AG	30,656	109,481
	Takkt AG	126,507	1,233,419
*	TDS Informationstechnologie AG	89,063	409,632
	Telegate AG	20,500	178,592
*	Tognum AG	59,987	663,517
# *	Tomorrow Focus AG	101,081	333,845
	TUI AG	75,035	625,181
	Umweltbank AG	17,805	330,214
	United Internet AG	27,992	203,549
	VBH Holding AG	9,415	41,948
# *	Versatel AG	12,209	171,105
	Vossloh AG	35,932	3,636,120
*	Wanderer-Werke AG	7,903	14,980
#	Wincor Nixdorf AG	112,151	5,304,709
# *	Wirecard AG	255,878	1,440,673
	Wuerttembergische Lebensversicherung AG	27,308	585,762
	Wuerttembergische Metallwarenfabrik AG	29,451	734,278

TOTAL — GERMANY			159,311,523

GREECE — (3.1%)
COMMON STOCKS — (3.1%)
	Agricultural Bank of Greece S.A.	356,481	553,501
*	Agricultural Insurance S.A.	1,399	2,243
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,623,099
*	Alfa Alfa Energy S.A.	3,810	6,781
	Alfa-Beta Vassilopoulos S.A.	20,879	731,076
*	Altec S.A. Information & Communication Systems	80,278	15,289
	Alumil Milonas Aluminum Industry S.A.	52,886	72,865
*	Alysida S.A.	2,376	6,057
	Anek Lines S.A.	620,975	586,039
	Aspis Bank S.A.	228,007	234,647
*	Astir Palace Hotels S.A.	93,886	351,980
	Athens Medical Center S.A.	150,874	226,392
*	Atlantic Supermarkets S.A.	35,080	64,635
	Attica Bank S.A.	202,452	573,654
	Atti-Kat S.A.	56,554	16,528
	Autohellas S.A.	83,520	133,141
*	Babis Vovos International Construction S.A.	59,807	405,716
*	Balafas S.A.	15,200	3,698
*	Balkan Real Estate S.A.	41,970	92,318
	Bank of Greece	73,229	3,691,474
	Benrubi S.A.	20,823	89,511
	Centric Multimedia S.A.	51,942	63,431
*	Daios Plastics S.A.	16,350	137,251
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	386,859
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	176,244
*	Elbisco Holding S.A.	28,098	39,574
	Elektrak S.A.	36,580	122,862
	Elektroniki Athinon S.A.	34,490	126,711
*	Elephant S.A.	26,310	—

12

	Ellaktor S.A.	508,053	2,548,278
*	Emporiki Bank of Greece S.A.	5,563	38,227
	Etma Rayon S.A.	11,242	20,296
	Euro Reliance General Insurance Co. S.A.	55,110	49,755
	Euromedica S.A.	67,698	422,534
	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	467,625
	F.G. Europe S.A.	4,536	5,975
	Fourlis Holdings S.A.	128,489	880,474
	Frigoglass S.A.	85,507	347,623
	GEK Terna Holding Real Estate Construction S.A.	267,249	1,133,048
	Halkor S.A.	226,556	201,509
	Hellenic Cables S.A.	65,236	104,570
	Hellenic Duty Free Shops S.A.	98,334	575,293
	Hellenic Exchanges S.A.	133,376	852,550
	Hellenic Petroleum S.A.	168,788	1,213,871
*	Hellenic Sugar Industry S.A.	78,005	118,134
	Heracles General Cement Co. S.A.	77,436	558,898
	Iaso S.A.	206,042	1,085,709
	Inform P. Lykos S.A.	35,570	76,021
*	Informatics S.A.	3,778	1,500
	Intracom Technical & Steel Constructions S.A.	345,350	166,640
*	Ionian Hotel Enterprises S.A.	16,914	342,047
*	Ipirotiki Software & Publications S.A.	22,110	54,920
	Karelia Tobacco Co., Inc. S.A.	5,810	325,409
	Kathimerini Publishing S.A.	47,170	334,516
*	Katselis Sons S.A. Bread Industry	41,545	37,590
	Lambrakis Press S.A.	115,149	299,891
*	Lan-Net S.A.	12,688	19,496
*	Lavipharm S.A.	96,324	107,518
*	Loulis Mills S.A.	41,702	133,260
*	Marfin Financial Group S.A.	60,903	224,598
*	Maritime Company of Lesvos S.A.	299,836	184,276
	Metka S.A.	97,586	775,837
	Michaniki S.A.	165,545	260,734
	Motodynamic S.A.	2,182	5,177
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,264,924
	Mytilineos Holdings S.A.	308,027	1,538,392
*	Neorion New S.A. Holdings	24,145	16,932
*	Pegasus Publishing S.A.	95,510	298,285
*	Petzetakis S.A.	22,098	6,225
	Piraeus Port Authority S.A.	17,752	221,037
*	Promota Hellas S.A.	8,860	2,609
	Real Estate Development & Services S.A.	94,497	243,102
	S&B Industrial Minerals S.A.	54,669	456,663
	Sanyo Hellas S.A.	23,637	6,606
	Sarantis S.A.	74,884	392,019
*	Selected Textile Industry Assoc. S.A.	87,690	38,011
	Sfakianakis S.A.	91,320	159,314
*	Shelman Hellenic-Swiss Wood S.A.	155,548	37,613
*	Singularlogic S.A.	100,470	242,587
*	Spyroy Agricultural Products S.A.	61,348	47,807
	Teletypos S.A. Mega Channel	77,669	433,314

13

*	Themeliodomi S.A.	37,422	17,728
	Thessaloniki Port Authority S.A.	6,936	82,807
	Thrace Plastics Co. S.A.	109,280	79,194
	Titan Cement Co. S.A.	85,881	1,565,182
	TT Hellenic Postbank S.A.	322,690	1,910,172
*	Varvaressos S.A. European Spinning Mills	36,350	8,629
	Viohalco S.A.	406,612	1,986,936

TOTAL — GREECE			35,563,463

IRELAND — (2.1%)
COMMON STOCKS — (2.1%)
	Abbey P.L.C.	84,370	356,074
*	Aer Lingus Group P.L.C.	380,166	489,548
*	Aminex P.L.C.	440,966	42,026
*	BlackRock International Land P.L.C.	897,420	44,688
	C&C Group P.L.C. (B010DT8)	394,207	393,875
	C&C Group P.L.C. (B011Y09)	314,172	313,660
	DCC P.L.C.	308,989	4,583,116
	Donegal Creameries P.L.C.	26,085	92,087
*	Dragon Oil P.L.C.	1,347,570	3,034,125
	FBD Holdings P.L.C.	125,728	1,286,102
	Fyffes P.L.C.	1,020,533	320,052
	Glanbia P.L.C. (0066950)	700,613	2,383,003
	Glanbia P.L.C. (4058629)	2,463	8,363
	Grafton Group P.L.C.	107,557	216,584
	Greencore Group P.L.C.	601,145	630,456
	IFG Group P.L.C.	205,432	162,722
	Independent News & Media P.L.C.	1,021,294	352,348
	Irish Continental Group P.L.C.	91,113	1,924,898
	Irish Life & Permanent P.L.C.	51,604	108,342
*	Kenmare Resources P.L.C.	2,265,253	302,509
	Kingspan Group P.L.C.	351,640	1,205,401
*	Lantor	34,575	—
	McInerney Holdings P.L.C. (B1W38B0)	657,135	100,510
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	6,137
	Paddy Power P.L.C.	180,573	2,512,392
*	Providence Resources P.L.C.	6,258,198	239,962
	Smurfit Kappa Group P.L.C.	273,766	621,012
	Total Produce P.L.C.	871,395	318,991
	United Drug P.L.C.	790,348	2,344,408
*	Waterford Wedgwood P.L.C.	7,869,750	10,076
TOTAL COMMON STOCKS			24,403,467

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			24,403,467

14

ITALY — (7.8%)
COMMON STOCKS — (7.8%)
*	A.S. Roma SpA	293,436	250,586
	ACEA SpA	177,488	2,130,434
	Acegas-APS SpA	110,973	648,030
	Actelios SpA	15,845	59,153
*	Aedes SpA	1,134,026	613,700
	Aeroporto de Firenze SpA	17,399	369,383
	Amplifon SpA	31,053	33,908
*	Ansaldo STS SpA	42,719	517,828
	Astaldi SpA	216,415	981,115
#	Autogrill SpA	231,260	1,355,773
#	Azimut Holding SpA	424,469	2,174,187
#	Banca Finnat Euramerica SpA	685,945	437,792
	Banca Generali SpA	21,809	76,498
	Banca Ifis SpA	52,946	405,168
	Banca Intermobiliare SpA	26,648	91,042
# *	Banca Italease SpA	243,660	594,944
	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,400,808
	Banca Popolare di Milano Scarl	635,994	3,245,407
	Banca Profilo SpA	253,156	145,333
#	Banco di Desio e della Brianza SpA	232,296	1,358,245
	Beghelli SpA	427,981	262,478
	Benetton Group SpA	209,290	1,526,094
#	Beni Stabili SpA	1,309,500	1,033,121
	Biesse SpA	54,004	287,556
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	392,109
	Brembo SpA	141,075	610,603
	Bulgari SpA	395,239	1,633,213
	Buzzi Unicem SpA	63,552	791,601
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,432,612
	Caltagirone SpA	248,460	830,028
	Cam Finanziaria SpA	36,527	11,765
	Carraro SpA	103,195	354,323
	Cembre SpA	40,330	164,857
	Cementir SpA	254,820	711,998
*	Ciccolella SpA	30,000	31,555
#	Class Editore SpA	165,655	129,595
	Credito Artigiano SpA	361,183	922,924
	Credito Bergamasco SpA	133,144	3,673,524
	Credito Emiliano SpA	228,115	1,013,266
	CSP International Fashion Group SpA	52,952	55,325
	Danieli & Co. SpA	54,740	500,411
	Davide Campari - Milano SpA	457,009	2,585,266
	De Longhi SpA	305,654	514,932
*	DiaSorin SpA	30,626	554,719
*	Digital Multimedia Technologies SpA	24,275	277,819
*	EEMS Italia SpA	4,797	5,123
#	Emak SpA	57,399	282,584
# *	ERG Renew SpA	95,849	108,481
	ERG SpA	189,613	2,253,644
*	ErgyCapital SpA	4,794	2,371
	Esprinet SpA	58,242	285,106
*	Eurotech SpA	49,871	141,033

15

*	Fastweb SpA	35,779	887,218
# *	Fiera Milano SpA	37,863	201,813
	Gefran SpA	31,849	109,635
*	Gemina SpA	1,186,766	579,429
	Geox SpA	127,283	705,114
	Gewiss SpA	232,707	787,421
	Granitifiandre SpA	79,737	305,770
	Gruppo Ceramiche Ricchetti SpA	127,131	155,220
*	Gruppo Coin SpA	77,286	183,919
	Gruppo Editoriale L’Espresso SpA	639,121	782,644
	Hera SpA	1,271,824	2,314,322
	I Grandi Viaggi SpA	98,547	111,860
	Immsi SpA	696,806	614,718
# *	Impregilo SpA	1,180,326	2,995,425
	Indesit Co. SpA	177,464	672,371
	Industria Macchine Automatique SpA	58,626	935,590
	Industria Romagnola Conduttori Elettrici SpA	43,452	85,543
	Intek SpA	661,259	261,779
	Interpump Group SpA	241,525	986,876
	Iride SpA	1,343,807	1,438,600
*	Isagro SpA	10,591	44,012
#	Italcementi SpA	6,003	56,082
	Italmobiliare SpA	23,493	825,081
	Mariella Burani SpA	32,721	379,627
	Marr SpA	127,201	861,057
	Mediolanum SpA	109,024	421,802
	Meliorbanca SpA	249,443	1,018,257
	Milano Assicurazioni SpA	635,144	1,726,325
	Mirato SpA	36,779	223,763
	Mondadori (Arnoldo) Editore SpA	361,989	1,568,223
*	Monrif SpA	315,834	182,378
*	Montefibre SpA	182,887	37,130
# *	Nice SpA	14,229	34,822
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	115,608
	Permasteelisa SpA	65,300	773,474
*	Piaggio & C SpA	353,619	486,396
*	Pininfarina SpA	82,321	319,374
	Pirelli & Co. SpA	4,455,401	1,274,698
#	Premafin Finanziaria SpA	961,257	1,708,352
*	Prysmian SpA	244,229	3,083,513
*	RDM Realty SpA	5,771	12,180
	Recordati SpA	390,377	1,970,042
*	Richard-Ginori 1735 SpA	140,800	74,275
#	Sabaf SpA	22,649	352,010
	SAES Getters SpA	30,068	234,056
#	Safilo Group SpA	503,765	451,281
*	Seat Pagine Gialle SpA	5,533,990	354,198
# *	Snai SpA	85,704	224,094
	Societa Iniziative Autostradali e Servizi SpA	64,670	359,507
	Societe Cattolica di Assicurazoni Scrl SpA	158,551	4,858,809
	Sogefi SpA	173,096	276,991

16

	Sol SpA	166,511	605,848
*	Sorin SpA	1,079,611	650,282
*	Stefanel SpA	216,413	103,588
# *	Tiscali SpA	1,176,229	581,862
	Tod’s SpA	50,479	1,714,342
	Trevi Finanziaria SpA	121,804	1,010,375
*	Viaggi del Ventaglio SpA	93,237	35,316
	Vianini Industria SpA	59,070	118,627
	Vianini Lavori SpA	175,180	927,372
*	Vincenzo Zucchi SpA	144,350	108,512
	Vittoria Assicurazioni SpA	121,346	635,336
TOTAL COMMON STOCKS			89,183,514

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	10,757

TOTAL — ITALY			89,194,271

NETHERLANDS — (5.4%)
COMMON STOCKS — (5.4%)
#	Aalberts Industries NV	355,012	2,013,794
	Accell Group NV	33,378	694,708
*	AFC Ajax NV	18,134	168,565
	Amsterdam Commodities NV	60,689	276,243
#	Arcadis NV	180,820	1,968,087
# *	ASM International NV	196,173	1,422,479
*	Atag Group NV	4,630	1,719
	Batenburg Beheer NV	10,306	257,403
#	Beter Bed Holding NV	67,391	686,608
	Boskalis Westminster CVA	133,054	2,684,006
#	Brunel International NV	49,814	585,269
	Crown Van Gelder NV	18,307	141,250
# *	Crucell NV	230,971	4,095,973
# *	Crucell NV ADR	45,768	831,605
	DOCdata NV	22,463	149,406
	Draka Holding NV	47,528	375,500
#	Eriks Group NV	42,708	1,367,065
#	Exact Holding NV	59,787	1,080,452
	Fornix Biosciences NV	29,890	332,922
	Fugro NV	51,720	1,397,528
#	Grontmij NV	75,848	1,546,574
	Imtech NV	248,834	3,828,698
#	Innoconcepts NV	77,911	296,631
*	Jetix Europe NV	127,165	1,790,508
	Kas Bank NV	47,628	562,323
#	Kendrion NV	39,829	417,866
#	Koninklijke Bam Groep NV	415,704	3,536,232
#	Koninklijke Ten Cate NV	95,407	1,711,616
	Koninklijke Vopak NV	71,411	2,675,279
	Macintosh Retail Group NV	43,877	441,015
	Nederlandsche Apparatenfabriek NV	28,810	574,888

17

*	Nedfield NV	1,058	882
	Nutreco Holding NV	139,331	4,604,044
#	Oce NV	336,989	865,186
#	OPG Groep NV	208,313	2,391,443
#	Ordina NV	150,761	527,046
*	Punch Graphix NV	49,509	66,533
# *	Qurius NV	351,539	114,870
#	Randstad Holdings NV	25,148	498,373
	Royal Reesink NV	2,050	183,673
	RSDB NV	12,436	231,351
*	Samas NV	435,697	239,351
	SBM Offshore NV	93,121	1,122,801
	Sligro Food Group NV	95,164	2,034,781
	Smit Internationale NV	44,064	2,044,687
	SNS Reaal	161,953	706,678
	Stern Groep NV	1,258	20,750
*	Super De Boer NV	255,159	827,856
#	Telegraaf Media Groep NV	167,262	2,996,122
*	Textielgroep Twenthe NV	1,000	3,201
#	TKH Group NV	98,188	930,217
# *	TomTom NV	83,252	441,475
	Unit 4 Agresso NV	74,403	752,899
	USG People NV	187,078	2,064,650
*	Van der Moolen Holding NV	117,201	314,909
	Wavin NV	82,639	262,678

TOTAL — NETHERLANDS			62,158,668

NORWAY — (2.5%)
COMMON STOCKS — (2.5%)
#	Aktiv Kapital ASA	78,617	453,696
	Arendals Fosse Kompani ASA	100	25,293
*	Atea ASA	222,782	521,928
# *	Blom ASA	80,567	203,415
	Bonheur ASA	50,200	916,914
# *	BW Gas, Ltd.	117,729	384,426
# *	BW Offshore, Ltd.	130,779	90,342
#	Camillo Eitze & Co. ASA	58,200	124,876
#	Cermaq ASA	231,312	878,141
*	Copeinca ASA	32,494	53,723
# *	Det Norske Oljeselskap ASA	3,050,200	1,924,419
#	DOF ASA	117,912	575,343
	EDB Business Partner ASA	167,534	288,097
*	Eitzen Chemical ASA	21,068	35,245
	Ekornes ASA	111,890	1,027,468
	Farstad Shipping ASA	59,440	684,985
#	Ganger Rolf ASA	52,803	987,153
*	Gregoire ASA	25,808	3,447
	Havila Shipping ASA	22,400	122,265
# *	IOT Holdings ASA	75,603	4,367
	Kongsberg Gruppen ASA	32,774	1,413,113
*	Kverneland Group ASA	258,080	184,563

18

# *	Marine Harvest	2,805,081	605,245
*	Nordic Semiconductor ASA	4,000	9,864
*	Norse Energy Corp. ASA	1,143,079	628,992
# *	Norske Skogindustrier ASA Series A	320,620	627,294
# *	Norwegian Air Shuttle ASA	49,007	280,014
	Odfjell ASA Series A	92,300	520,597
*	ODIM ASA	56,787	187,193
	Olav Thon Eiendomsselskap ASA	12,980	982,123
*	Otrum ASA	50,600	27,166
*	PCI Biotech AS	3,357	4,057
# *	Petrolia Drilling ASA	7,426,093	500,843
# *	Photocure ASA	33,562	111,411
*	Prosafe ASA	372,606	1,417,813
*	Prosafe Production Public, Ltd.	132,500	208,479
	Rieber and Son ASA Series A	106,654	638,882
# *	Roxar ASA	111,454	60,249
	Scana Industrier ASA	294,078	312,945
#	Schibsted ASA	65,794	625,181
	Solstad Offshore ASA	58,300	640,532
	SpareBanken 1 SMN	149,010	589,197
#	Tandberg ASA Series A	151,863	1,877,177
*	TGS Nopec Geophysical Co. ASA	429,529	2,453,249
#	Tomra Systems ASA	587,328	1,970,564
#	TTS Marine ASA	41,000	111,491
	Veidekke ASA	310,230	1,240,610
	Wilh. Wilhelmsen ASA	61,950	708,524

TOTAL — NORWAY			28,242,911

PORTUGAL — (1.4%)
COMMON STOCKS — (1.4%)
#	Altri SGPS SA	94,568	238,198
#	Banco BPI SA	467,800	886,482
*	Banif SGPS SA	130,016	183,424
	Corticeira Amorim	223,729	257,630
	Finibanco Holdings SGPS SA	191,352	490,433
	Ibersol SGPS SA	20,401	156,223
# *	Impresa Sociedade Gestora de Participacoes SA	369,303	362,297
# *	Investimentos Participacoes e Gestao SA	319,480	126,292
	Jeronimo Martins SGPS SA	563,035	2,858,773
#	Mota-Engil SGPS SA	341,524	1,058,377
*	Novabase SGPS	65,729	294,052
# *	ParaRede SGPS SA	54,559	52,018
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,558,530
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,611,634
*	Redes Energeticas Nacionais SA	178,117	680,824
	Sag Gest - Solucoes Automovel Globais SGPS SA	267,539	366,960
	Sociedade de Investimento e Gestao SGPS SA	258,172	2,091,968
#	Sonae Industria SGPS SA	272,336	559,116
# *	Sonaecom SGPS SA	469,109	668,881
*	Sumol + Compal SA	67,967	121,834

19

#	Teixeira Duarte Engenharia e Construcoes SA	734,737	517,949
	Toyota Caetano Portugal SA	53,308	499,628

TOTAL — PORTUGAL			15,641,523

SPAIN — (5.7%)
COMMON STOCKS — (5.7%)
#	Abengoa SA	134,166	2,089,892
	Adolfo Dominguez SA	20,351	172,216
#	Amper SA	88,114	549,805
#	Antena 3 de Television SA	240,050	1,126,394
# *	Avanzit SA	555,254	621,158
# *	Azkoyen SA	70,532	232,009
	Banco de Andalucia SA	9,516	368,146
#	Banco Guipuzcoano SA	335,442	2,239,548
#	Banco Pastor SA	252,571	1,497,526
	Banco Popular Espanol SA	78,621	538,746
*	Baron de Ley SA	13,910	547,490
	Bolsas y Mercados Espanoles	120,319	2,607,289
#	Campofrio Food Group SA	96,991	1,063,551
#	Cementos Portland Valderrivas SA	30,644	892,831
	Compania Vinicola del Norte de Espana SA	16,119	319,375
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	1,984,090
# *	Corporacion Dermoestetica	65,100	254,590
#	Duro Felguera SA	172,631	1,002,946
	Ebro Puleva SA	304,797	3,762,235
#	Elecnor SA	198,254	1,704,437
# *	Ercros SA	2,261,056	517,599
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	1,968,983
# *	General de Alquiler de Maquinaria	32,241	214,314
#	Gestevision Telecinco SA	161,566	1,386,065
	Grupo Catalana Occidente SA	160,495	2,448,029
#	Grupo Empresarial Ence SA	358,144	1,044,614
	Iberia Lineas Aereas de Espana SA	1,381,661	3,183,476
	Iberpapel Gestion SA	25,850	320,354
# *	Inbesos SA	12,494	45,133
#	Indra Sistemas SA	46,045	925,239
	Inmobiliaria del Sur SA	2,902	63,134
# *	La Seda de Barcelona SA	1,923,682	857,553
*	Laboratorios Almirall SA	94,542	787,045
	Mecalux SA	38,470	532,082
	Miquel y Costas & Miquel SA	26,111	406,968
	Natra SA	85,540	459,869
*	Natraceutical SA	725,142	443,009
#	NH Hoteles SA	252,650	1,043,731
#	Nicolas Correa SA	26,994	104,173
	Obrascon Huarte Lain SA	130,017	1,511,606
#	Papeles y Cartones de Europa SA	193,369	853,863
	Pescanova SA	25,677	950,155
	Prim SA	39,424	342,347
#	Promotora de Informaciones SA	303,496	778,029

20

	Prosegur Cia de Seguridad SA	87,574	2,682,231
*	Realia Business SA	74,690	158,969
#	Service Point Solutions SA	461,144	392,756
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	247,237
#	Sol Melia SA	206,682	1,041,473
	SOS Cuetara SA	294,272	3,576,707
# *	Tavex Algodonera SA	244,131	149,243
	Tecnicas Reunidas SA	12,462	322,209
*	Tecnocom Telecomunicaciones y Energia SA	132,841	622,991
#	Tubacex SA	427,191	1,102,340
	Tubos Reunidos SA	422,653	1,053,042
#	Unipapel SA	47,385	569,490
# *	Vertice Trescientos Sesenta Grados SA	57,183	46,581
	Vidrala SA	64,706	1,282,601
	Viscofan SA	183,430	3,440,993
#	Vocento SA	193,449	858,065
# *	Zeltia SA	556,824	2,620,568
TOTAL COMMON STOCKS			64,929,140

RIGHTS/WARRANTS — (0.0%)
*	Mecalux SA Rights 02/05/09	38,470	50,734

TOTAL — SPAIN			64,979,874

SWEDEN — (3.8%)
COMMON STOCKS — (3.8%)
#	Aarhuskarlshamn AB	52,836	751,478
	Acando AB	160,086	195,000
*	Active Biotech AB	83,850	301,694
	Addtech AB Series B	59,000	548,657
	AF AB Series B	47,200	586,096
	Aros Quality Group AB	41,400	138,452
	Atrium Ljungberg AB Series B	15,200	114,262
	Axfood AB	89,350	1,693,236
#	Axis Communications AB	174,894	1,043,879
	B&B Tools AB	77,850	460,894
*	BE Group AB	38,662	80,845
	Beiger Electronics AB	14,700	159,189
	Beijer Alma AB	57,200	413,628
*	Bergs Timber AB Series B	17,000	40,576
	Bilia AB Series A	113,425	236,507
	Billerud AB	163,300	328,723
*	BioGaia AB Series B	38,000	191,883
*	Biotage AB	141,240	90,383
*	Biovitrum AB	4,540	27,385
#	Boliden AB	259,224	523,666
	Bong Ljungdahl AB	24,800	41,013
*	Boras Waefveri AB Series B	13,400	10,060
	Cantena AB	56,762	436,871
	Cardo AB	61,300	910,759
*	Carl Lamm Holding AB	37,870	151,351

21

	Castellum AB	408,700	2,605,577
#	Clas Ohlson AB Series B	18,065	146,955
# *	Cloetta AB	55,296	171,855
	Concordia Maritime AB Series B	70,300	113,099
	Consilium AB Series B	16,994	63,142
#	D. Carnegie & Co. AB	181,000	385,118
*	DORO AB	1,200	711
#	Elekta AB Series B	302,500	3,425,272
*	Enea Data AB Series B	56,200	153,081
#	Fabege AB	391,400	1,310,277
	Fagerhult AB	16,800	245,413
	G & L Beijer AB Series B	27,400	398,696
#	Gunnebo AB	106,800	220,764
	Hakon Invest AB	16,740	172,632
	Haldex AB	72,500	257,869
	Heba Fastighets AB Series B	43,500	238,775
#	Hemtex AB	5,700	13,924
*	Hexpol AB	8,172	15,576
*	HIQ International AB	123,289	307,688
	HL Display AB Series B	57,600	192,293
	Hoganas AB Series B	85,800	739,498
	Holmen AB Series B	1,008	20,606
#	Home Properties AB	25,400	147,210
	Industrial & Financial Systems AB Series B	50,260	247,133
	Intrum Justitia AB	180,322	1,469,445
#	JM AB	267,473	1,365,083
	KappAhl Holding AB	93,099	311,869
	Klovern AB	294,976	594,398
#	Kungsleden AB	412,300	2,111,364
	Lagercrantz Group AB Series B	64,300	149,750
	Lammhults Design Group AB	19,547	95,425
*	LBI International AB	127,651	164,381
#	Lennart Wallenstam Byggnads AB Series B	120,400	918,485
*	Lindab International AB	54,077	303,679
*	Lundin Petroleum AB	3,127	15,389
#	Meda AB Series A	119,223	790,330
*	Medivir AB Series B	44,650	271,471
*	Mekonomen AB	11,461	112,101
*	Midelfart Sonesson AB Series B	4,160	2,536
#	Munters AB	181,900	819,590
	NCC AB Series B	216,320	1,311,205
# *	Net Insight AB Series B	924,000	363,648
#	NIBE Industrier AB	192,620	1,152,666
	Nobia AB	421,100	867,950
	Nolato AB Series B	66,440	277,556
	OEM International AB Series B	44,400	211,714
#	ORC Software AB	36,300	380,587
*	Pa Resources AB	357,209	653,175
*	Partnertech AB	28,800	54,247
	Peab AB Series B	425,900	1,325,481
	Poolia AB Series B	33,150	88,769
*	Pricer AB Series B	1,711,500	118,301

22

	ProAct IT Group AB	29,000	125,850
# *	Proffice AB	215,400	218,164
	Profilgruppen AB	13,582	59,152
#	Q-Med AB	154,800	570,550
	Rederi AB Transatlantic Series B	93,000	343,848
*	Rezidor Hotel Group AB	51,396	89,920
# *	SAS AB	78,237	411,038
*	Scribona AB Series B	226,140	129,847
*	Semcon AB	39,900	46,831
	Sigma AB Series B	25,800	10,444
*	Sintercast AB	11,800	59,458
#	Skistar AB	92,100	853,126
	Studsvik AB	21,900	143,516
	SWECO AB Series B	183,300	834,723
#	Trelleborg AB Series B	292,855	1,531,673
	Uniflex AB Series B	3,630	24,292
	VBG AB Series B	1,084	6,060
*	Vitrolife AB	41,500	111,433
	Wihlborgs Fastigheter AB	63,858	715,194

TOTAL — SWEDEN			43,655,365

SWITZERLAND — (13.0%)
COMMON STOCKS — (12.9%)
	Acino Holding AG	8,398	1,531,092
*	Advanced Digital Broadcast Holdings SA	368	7,918
	AFG Arbonia-Forster Holding AG	4,661	473,876
	Allreal Holding AG	26,513	2,587,525
	Also Holding AG	16,195	401,503
*	Aryzta AG	265,691	6,631,985
*	Ascom Holding AG	89,822	609,834
	Bachem Holdings AG	24,136	1,573,742
	Baloise-Holding AG	2,510	155,718
	Bank Coop AG	30,796	1,976,840
#	Bank Sarasin & Cie Series B	172,644	4,149,005
	Banque Cantonale de Geneve	4,021	742,196
	Banque Cantonale du Jura	4,500	252,309
	Banque Cantonale Vaudoise	8,999	2,523,855
	Banque Privee Edmond de Rothschild SA	157	3,512,090
	Barry Callebaut AG	3,696	1,653,759
	Basellandschaftliche Kantonalbank	583	489,835
*	Basilea Pharmaceutica AG	2,629	327,440
	Basler Kantonalbank	5,099	504,916
	Belimo Holdings AG	1,830	1,165,252
*	Bell Holding AG	47	58,645
	Bellevue Group AG	26,524	844,817
	Berner Kantonalbank	23,578	4,558,784
	Bobst Group AG	35,619	955,877
#	Bossard Holding AG	8,222	322,900
	Bucher Industries AG	32,519	3,204,016
	Calida Holding AG	396	77,076
*	Card Guard AG	32,013	230,891

23

	Carlo Gavazzi Holding AG	1,065	89,281
*	Centralschweizerische Kraftwerke AG	96	33,034
	Charles Voegele Holding AG	28,617	775,007
	Clariant AG	756,817	3,755,931
#	Compagnie Financiere Tradition	5,052	325,714
	Conzzeta AG	1,375	1,840,195
*	Cytos Biotechnology AG	2,412	51,001
	Daetwyler Holding AG	26,077	987,529
	Datacolor AG	458	103,857
	Edipresse SA	1,527	261,821
	EFG International AG	13,169	159,718
*	Elektrizitaets-Gesellschaft Laufenberg AG	3,093	2,978,268
	ELMA Electronic AG	472	203,406
	Emmi AG	13,244	1,265,765
	EMS-Chemie Holding AG	26,147	1,869,394
	Energiedienst Holding AG	75,064	2,910,546
	Feintol International Holding AG	1,601	273,150
	Flughafen Zuerich AG	13,056	2,923,553
#	Forbo Holding AG	5,817	941,755
	Fuchs Petrolub AG	19,235	779,416
#	Galenica Holding AG	15,281	4,782,118
	George Fisher AG	10,991	1,809,628
	Gurit Holding AG	1,288	415,773
	Helvetia Holding AG	12,462	2,626,119
	Hexagon AB	81,720	309,999
	Implenia AG	48,118	1,151,761
	Industrieholding Cham AG	1,655	277,915
#	Interroll-Holding SA	2,404	605,254
	Intershop Holding AG	3,345	806,731
	Jelmoli Holding AG (4382641)	1,477	2,874,278
	Jelmoli Holding AG (4382652)	2,754	1,069,992
#	Kaba Holding AG	10,381	2,144,710
*	Kardex AG	17,464	434,493
	Komax Holding AG	8,744	413,711
#	Kudelski SA	103,843	965,307
	Kuoni Reisen Holding AG	13,201	3,760,003
	Lem Holdings SA	3,546	420,084
*	Logitech International SA	24,024	232,846
	Lonza Group AG	1,055	96,270
#	Luzerner Kantonalbank AG	17,855	3,815,301
	Medisize Holding AG	12,876	488,098
*	Metall Zug AG	202	352,536
	Metraux Services Holdings SA	1,853	129,826
	Mobilezone Holding AG	112,258	637,210
	Orell Fuessli Holding AG	4,930	588,300
*	Parco Industriale e Immobiliare SA	600	1,811
	Partners Group Holdings AG	12,146	806,697
*	Petroplus Holdings AG	25,041	491,868
	Phoenix Mecano AG	2,953	863,017
#	PSP Swiss Property AG	141,111	5,972,108
#	Rieters Holdings AG	15,236	1,711,123
	Romande Energie Holding SA	2,732	4,644,686

24

*	Schaffner Holding AG	1,830	216,166
	Schulthess Group AG	14,148	460,651
	Schweiter Technology AG	4,072	1,292,364
	Schweizerische National Versicherungs Gesellschaft	1,827	942,302
	Siegfried Holding AG	8,312	645,031
	Sika AG	3,241	2,550,132
	Societa Elettrica Sopracenerina SA	2,340	523,894
	Societe Generale d’Affichage	5,703	594,316
	St. Galler Kantonalbank	8,951	2,935,436
#	Straumann Holding AG	8,595	1,315,860
	Sulzer AG	29,261	1,454,604
	Swiss Prime Site AG	79,934	3,374,517
*	Swisslog Holding AG	775,803	273,552
*	Swissmetal Holding AG	13,504	88,709
	Swissquote Group Holding SA	40,025	1,496,102
	Tamedia AG	14,878	602,201
	Tecan Group AG	38,976	1,288,191
# *	Temenos Group AG	148,205	1,296,930
	Tornos SA	38,028	209,107
	Valiant Holding AG	54,116	9,405,479
	Valora Holding AG	11,656	1,683,106
	Vaudoise Assurances Holdings SA	3,140	405,756
*	Verwaltungs und Privat-Bank AG	562	56,517
	Villars Holding SA	150	58,179
#	Vontobel Holdings AG	94,743	1,610,085
*	VZ Holding AG	266	8,144
	Walliser Kantonalbank	1,416	574,570
	WMH Walter Meier Holding AG	4,738	267,350
	Ypsomed Holdings AG	2,419	171,348
	Zehnder Holding AG	764	568,575
	Zueblin Immobilien Holding AG	76,620	276,507
	Zuger Kantonalbank	613	2,112,343
TOTAL COMMON STOCKS			148,509,634

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	721,375

TOTAL — SWITZERLAND			149,231,009

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $5,760,000 FNMA 5.00%, 08/25/18, valued at $5,646,629) to be repurchased at $5,560,088	$5,560	5,560,000

		Shares

SECURITIES LENDING COLLATERAL — (14.8%)
§ @	DFA Short Term Investment Fund LP	170,203,542	170,203,542

25

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $218,391) to be repurchased at $214,114	$214	214,109

TOTAL SECURITIES LENDING COLLATERAL		170,417,651

TOTAL INVESTMENTS - (100.0%)
(Cost $1,544,733,612)##		$1,146,613,110

26

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (79.6%)
Consumer Discretionary — (10.8%)
*	AlarmForce Industries, Inc.	700	$2,443
	Astral Media, Inc. Class A	186,347	3,963,245
* #	Ballard Power Systems, Inc.	376,152	469,327
* #	CanWest Global Communications Corp.	1,235,600	534,041
* #	Coastal Contacts, Inc.	146,900	111,410
	Cogeco Cable, Inc.	59,756	1,682,183
	Corus Entertainment, Inc. Class B	278,300	2,968,533
	Dorel Industries, Inc. Class B	107,500	1,935,658
	easyhome, Ltd.	3,600	30,532
	Forzani Group, Ltd. Class A	130,900	1,015,176
*	Glacier Media, Inc.	137,300	276,559
	Glentel, Inc.	15,500	93,537
* #	Great Canadian Gaming Corp.	293,800	1,006,287
*	Imax Corp.	800	3,771
	Le Chateau, Inc.	79,200	536,073
	Leon’s Furniture, Ltd.	118,377	883,302
	Linamar Corp.	179,780	608,430
* #	Martinrea International, Inc.	217,878	488,615
*	MDC Partners, Inc. Class A	71,000	240,285
	Quebecor, Inc. Class B	159,493	2,133,077
	Reitmans Canada, Ltd.	191,200	1,665,253
*	RONA, Inc.	426,885	4,212,280
#	Torstar Corp. Class B	166,100	1,117,492
	TVA Group, Inc. Class B	7,000	32,538
	Uni-Select, Inc.	54,500	1,251,111
* #	Westport Innovations, Inc.	127,821	677,543
Total Consumer Discretionary			27,938,701

Consumer Staples — (2.1%)
*	Atrium Innovations, Inc.	102,400	1,227,547
	Canada Bread Co., Ltd.	13,100	491,417
	Corby Distilleries, Ltd.	51,308	618,416
*	Cott Corp.	512,400	384,431
	Maple Leaf Foods, Inc.	254,000	2,257,778
* #	SunOpta, Inc.	171,101	403,247
	Sun-Rype Products, Ltd.	100	551
Total Consumer Staples			5,383,387

Energy — (14.6%)
	Akita Drilling, Ltd.	42,000	230,165
*	Anderson Energy, Ltd.	282,833	258,327
* #	Antrim Energy, Inc.	487,500	176,911
*	Arawak Energy, Ltd.	146,648	116,003

1

*	Bankers Petroleum, Ltd.	641,232	486,317
*	Berens Energy, Ltd.	208,200	76,404
* #	Birchcliff Energy, Ltd.	336,400	1,275,645
*	BNK Petroleum, Inc.	136,440	17,246
*	Breaker Energy, Ltd.	140,400	373,255
	Calfrac Well Services, Ltd.	107,264	708,533
*	Calvalley Petroleum, Inc.	289,439	323,369
* #	Canadian Superior Energy, Inc.	462,956	445,495
*	Candax Energy, Inc.	122,341	17,459
*	CE Franklin, Ltd.	20,400	72,367
*	Celtic Exploration, Ltd.	122,600	1,312,732
* #	Coalcorp Mining, Inc.	1,081,671	194,061
* #	Comaplex Minerals Corp.	78,800	212,704
* #	Compton Petroleum Corp.	352,300	298,791
* #	Connacher Oil & Gas, Ltd.	782,500	574,312
* #	Corridor Resources, Inc.	329,780	618,548
*	Crew Energy, Inc.	250,936	716,229
*	Delphi Energy Corp.	263,700	152,683
* #	Denison Mines Corp.	697,431	881,564
*	Fairborne Energy, Ltd.	262,300	896,259
*	Flint Energy Services, Ltd.	139,000	538,430
*	Galleon Energy, Inc. Class A	261,437	686,505
*	Highpine Oil & Gas, Ltd.	208,209	774,257
* #	Iteration Energy, Ltd.	608,800	471,649
*	Ivanhoe Energy, Inc.	831,620	474,727
*	MGM Energy Corp.	14,000	1,827
* #	Midnight Oil Exploration, Ltd.	44,300	28,901
* #	Nuvista Energy, Ltd.	253,521	1,457,552
*	Open Range Energy Corp.	96,600	87,442
*	Paramount Resources, Ltd. Class A	126,300	729,218
	Pason Systems, Inc.	222,100	2,197,001
	Pengrowth Energy Trust	5	41
* #	Progress Energy Resources Corp.	206,400	1,767,339
	Pulse Data, Inc.	156,524	233,589
* #	Questerre Energy Corp.	649,000	793,884
	Savanna Energy Services Corp.	242,313	1,430,659
#	ShawCor, Ltd.	209,500	2,494,353
*	Storm Exploration, Inc.	134,600	1,306,210
*	Transglobe Energy Corp.	178,600	531,613
#	Trican Well Service, Ltd.	352,571	1,952,259
#	Trinidad Drilling, Ltd.	351,300	890,963
* #	TriStar Oil and Gas, Ltd.	381,741	3,362,123
* #	TUSK Energy Corp.	271,200	187,988
* #	UEX Corp.	608,088	411,591
* #	Uranium One, Inc.	1,819,900	2,745,619
*	Verenex Energy, Inc.	111,600	728,073
*	Vero Energy, Inc.	111,100	364,218
*	West Energy, Ltd.	245,800	370,830
*	Xtreme Coil Drilling Corp.	86,700	121,610
	ZCL Composite, Inc.	87,900	347,658
Total Energy			37,923,508

Financials — (5.1%)
#	AGF Management, Ltd. Class B	330,011	2,163,742
#	Canaccord Capital, Inc.	204,300	774,716

2

	Canadian Western Bank	226,200	2,200,665
	Clairvest Group, Inc.	1,900	19,275
#	DundeeWealth, Inc.	51,100	222,111
	EGI Financial Holdings, Inc.	14,650	86,616
	Equitable Group, Inc.	47,000	435,025
*	Firstservice Corp.	67,400	754,660
#	Gluskin Shef & Associates, Inc.	39,500	330,173
#	Home Capital Group, Inc.	113,700	1,719,988
	Kingsway Financial Services, Inc.	212,900	1,041,713
	Laurentian Bank of Canada	92,400	2,190,473
*	Pacific and Western Credit Corp.	9,000	20,183
#	Quest Capital Corp.	725,001	679,919
	Rentcash, Inc.	33,670	151,017
	Sceptre Invesment Counsel, Ltd.	36,300	162,813
	Western Financial Group, Inc.	163,700	220,269
Total Financials			13,173,358

Health Care — (6.3%)
*	Adaltis, Inc.	57,500	4,455
*	AEterna Zentaris, Inc.	124,800	80,401
* #	BioMS Medical Corp.	261,200	509,087
#	Biovail Corp.	484,920	5,310,887
* #	Cangene Corp.	175,600	764,692
* #	Cardiome Pharma Corp.	255,300	1,380,338
*	Labopharm, Inc.	282,600	407,912
*	Logibec Group Informatique	2,600	31,804
*	MDS, Inc.	463,208	3,626,338
*	Oncolytics Biotech, Inc.	82,000	104,318
*	Paladin Labs, Inc.	45,700	438,273
*	Parkbridge Lifestyles Communities, Inc.	76,500	180,917
*	Patheon, Inc.	304,900	534,585
*	ProMetic Life Sciences, Inc.	861,300	112,382
* #	QLT, Inc.	212,100	477,387
* #	Resverlogix Corp.	83,900	175,155
*	SXC Health Solutions Corp.	84,161	1,555,220
* #	Theratechnologies, Inc.	279,700	317,050
*	Transition Therapeutics, Inc.	74,533	361,041
Total Health Care			16,372,242

Industrials — (7.0%)
#	Aecon Group, Inc.	204,400	1,708,542
*	Alexco Resource Corp.	95,500	116,820
*	ATS Automation Tooling System, Inc.	304,017	1,120,617
#	Clarke, Inc.	99,356	256,847
	Exco Technologies, Ltd.	9,700	8,701
*	Heroux-Devtek, Inc.	85,400	348,216
*	Hydrogenics Corp.	361,330	153,225
* #	Intermap Technologies, Ltd.	113,894	153,252
	Marsulex, Inc.	48,300	322,197
	Richelieu Hardware, Ltd.	51,300	763,486
#	Russel Metals, Inc.	227,700	3,455,655
* #	Stantec, Inc.	156,600	3,408,484
*	The Churchill Corp.	66,413	463,605
	Toromont Industries, Ltd.	214,900	3,711,790
	Transat A.T., Inc. Class A	2,400	18,446

3

#	Transcontinental, Inc. Class A	247,028	1,829,166
*	Vector Aerospace Corp.	77,500	259,123
*	West Timmins Mining, Inc.	269,700	103,371
Total Industrials			18,201,543

Information Technology — (5.5%)
*	Aastra Technologies, Ltd.	54,000	550,018
*	Absolute Software Corp.	157,100	417,652
* #	AXIA NetMedia Corp.	181,667	284,445
* #	Belzberg Techologies, Inc.	18,500	27,458
	Calian Technologies, Ltd.	9,800	103,494
*	Celestica, Inc.	792,207	3,469,237
*	Certicom Corp.	52,700	98,846
*	COM DEV International, Ltd.	197,700	504,629
	Computer Modelling Group, Ltd.	39,100	231,172
	Constellation Software, Inc.	19,600	403,588
	Dalsa Corp.	59,800	285,772
	Enghouse Systems, Ltd.	26,650	110,838
	Evertz Technologies, Ltd.	116,100	1,325,505
*	Exfo Electro-Optical Engineering, Inc.	13,761	48,479
	Gennum Corp.	103,000	407,380
*	Hemisphere GPS, Inc.	197,900	201,733
* #	Kaboose, Inc.	403,800	149,830
* #	MacDonald Dettweiler & Associates, Ltd.	128,600	2,159,326
*	March Networks Corp.	29	40
	Matrikon, Inc.	72,400	123,988
*	Miranda Technologies, Inc.	79,441	453,486
	MKS, Inc.	55,300	49,607
	Mosaid Technologies, Inc.	34,600	236,733
*	Points International, Ltd.	355,081	141,888
* #	Sierra Wireless, Inc.	127,100	725,545
	Softchoice Corp.	49,571	105,105
*	The Descartes Systems Group, Ltd.	126,300	341,950
*	Tundra Semiconductor Corp.	61,250	178,818
*	Vecima Network, Inc.	38,808	218,369
* #	Webtech Wireless, Inc.	279,500	262,120
*	Wi-LAN, Inc.	320,200	425,628
* #	Zarlink Semiconductor, Inc.	1,004,386	217,054
Total Information Technology			14,259,733

Materials — (27.4%)
*	Alamos Gold, Inc.	340,000	2,184,873
* #	Almaden Minerals, Ltd.	108,300	82,136
* #	Altius Minerals Corp.	112,600	433,412
	Amerigo Resources, Ltd.	411,965	114,225
* #	Anvil Mining, Ltd.	214,740	227,655
* #	Apollo Gold Corp.	203,412	45,617
* #	Aquiline Resources, Inc.	224,900	495,193
*	Atna Resource, Ltd.	126,947	82,820
*	Augusta Resource Corp.	268,174	139,964
*	Aurizon Mines, Ltd.	514,000	1,810,789
*	Baja Mining Corp.	405,400	64,467
	Canam Group, Inc. Class A	158,700	953,818
*	Canfor Corp.	323,674	1,913,669
*	Capstone Mining Corp.	286,465	263,980

4

*	Cardero Resource Corp.	157,360	166,824
	Cascades, Inc.	235,076	617,284
*	Catalyst Paper Corp.	1,675,887	464,670
	CCL Industries, Inc. Class B	95,300	1,703,548
*	Claude Resources, Inc.	1,133,600	563,911
* #	Crystallex International Corp.	1,355,025	337,030
*	Dundee Precious Metals, Inc.	223,854	337,721
*	Eastern Platinum, Ltd.	2,320,390	690,677
*	Eastmain Resources, Inc.	228,714	164,133
* #	Endeavour Silver Corp.	147,700	222,830
*	Entree Gold, Inc.	255,400	216,608
* #	Equinox Minerals, Ltd.	1,624,890	2,000,884
*	Etruscan Resources, Inc.	333,375	111,465
* #	Euro Goldfields, Ltd.	490,160	1,259,127
* #	Far West Mining, Ltd.	153,396	136,352
*	Farallon Resources, Ltd.	987,400	169,096
*	First Nickel, Inc.	300	18
	First Quantum Minerals, Ltd.	11,700	208,095
* #	Forsys Metals Corp.	199,402	1,000,059
* #	Fronteer Development Group, Inc.	325,800	717,358
*	Globestar Mining Corp.	296,306	108,736
* #	Golden Star Resources, Ltd.	855,400	1,304,463
*	Grande Cache Coal Corp.	245,800	140,314
*	Great Basin Gold, Ltd.	822,890	1,107,253
*	Guyana Goldfields, Inc.	172,852	417,241
* #	Hanfeng Evergreen, Inc.	141,091	792,756
	Harry Winston Diamond Corp.	219,100	871,933
* #	HudBay Minerals, Inc.	440,721	1,761,087
	IAMGOLD Corp.	1,117,000	7,651,621
* #	Imperial Metals Corp.	69,090	132,405
	Inmet Mining Corp.	61,300	1,037,788
* #	Inter-Citic Minerals, Inc.	215,625	87,041
*	International Forest Products, Ltd. Series A	166,200	223,633
	International Royalty Corp.	280,680	441,763
*	Intertape Polymer Group, Inc.	152,600	104,533
* #	Ivanhoe Mines, Ltd.	408,700	1,126,529
*	Ivernia, Inc.	414,560	47,330
*	Jinshan Gold Mines, Inc.	443,500	206,153
*	Kimber Resources, Inc.	21,200	10,892
* #	Kirkland Lake Gold, Inc.	174,480	775,467
*	Lake Shore Gold Corp.	474,700	545,832
* #	Laramide Resources, Ltd.	241,000	349,831
* #	Lundin Mining Corp.	783,800	575,266
	Major Drilling Group International, Inc.	94,900	1,054,831
* #	MDN, Inc.	242,980	110,963
* #	Mega Uranium, Ltd.	597,300	516,320
*	Metallic Ventures Gold, Inc.	200	90
	Methanex Corp.	349,000	2,698,080
*	Migao Corp.	160,400	784,832
*	Minco Base Metals Corp.	2,780	—
* #	Neo Material Technologies, Inc.	384,000	344,465
#	Norbord, Inc.	309,200	163,898
* #	North American Palladium, Ltd.	199,710	325,725
*	Northgate Minerals Corp.	937,300	1,123,613
#	Nova Chemicals Corp.	340,900	631,065

5

*	Orvana Minerals Corp.	118,300	54,025
* #	Pan Amer Silver Corp.	213,700	3,901,931
* #	PDX Resources, Inc.	203,200	352,959
*	Petaquilla Minerals, Ltd.	257,380	88,155
*	Platinum Group Metals, Ltd.	179,687	281,345
*	Polaris Miner Corp.	16,700	18,930
* #	PolyMet Mining Corp.	423,377	321,093
* #	Quadra Mining, Ltd.	242,250	667,731
*	Queenston Mining, Inc.	157,025	449,466
*	Resin Systems, Inc.	508,980	116,220
*	Richmont Mines, Inc.	22,200	56,122
* #	Rubicon Minerals Corp.	428,915	556,147
	Samuel Manu-Tech, Inc.	20,400	113,957
*	SEMAFO, Inc.	560,765	868,871
#	Sherritt International Corp.	365,500	795,829
* #	Shore Gold, Inc.	837,013	225,251
* #	Silver Standard Resources, Inc.	225,492	4,556,731
* #	Silver Wheaton Corp.	151,700	992,158
#	Silvercorp Metals, Inc.	482,000	1,080,938
* #	Starfield Resources, Inc.	953,115	182,656
	Stella-Jones, Inc.	29,600	392,253
*	Tahera Diamond Corp.	235,400	960
* #	Tanzanian Royalty Exploration Corp.	310,013	1,188,225
* #	Taseko Mines, Ltd.	649,000	539,841
* #	Thompson Creek Metals Company, Inc.	474,700	1,827,184
* #	Timminco, Ltd.	194,700	549,368
*	Virginia Mines, Inc.	22,800	79,951
*	Wesdome Gold Mines, Ltd.	86,000	68,730
#	West Fraser Timber Co., Ltd.	119,616	2,926,385
	Winpak, Ltd.	61,098	348,776
Total Materials			71,076,245

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	60,673

Utilities — (0.8%)
*	BioteQ Environmental Technologies, Inc.	191,000	77,880
*	Boralex, Inc. Class A	81,100	522,479
* #	Canadian Hydro Developers, Inc.	494,700	1,367,611
*	MAXIM Power Corp.	88,700	203,260
	Pacific Northern Gas, Ltd.	3,900	43,572
Total Utilities			2,214,802

TOTAL COMMON STOCKS			206,604,192

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $180,000 FNMA 5.058%(r), 01/01/36, valued at $151,392) to be repurchased at $148,002	$148	148,000

6

		Shares
SECURITIES LENDING COLLATERAL — (20.3%)
§ @	DFA Short Term Investment Fund LP	52,452,424	52,452,424

		Face
		Amount
		(000)

@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $255,634) to be repurchased at $250,628	$251	250,622

TOTAL SECURITIES LENDING COLLATERAL			52,703,046

TOTAL INVESTMENTS - (100.0%)
(Cost $537,026,116)##			$259,455,238

7

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Alto Palermo SA Series A	3,418	$4,661
	Banco Macro SA	1,831,697	1,931,284
	BBVA Banco Frances SA	6,152	5,743
*	Capex SA Series A	108,079	72,627
*	Celulosa Argentina SA Series B	1	—
*	Endesa Costanera SA Series B	76,100	34,235
*	Gas Natural Ban SA	345,000	107,672
*	IRSA Inversiones y Representaciones SA	1	—
*	Juan Minetti SA	353,151	107,237
	Ledesma S.A.A.I.	242,632	211,481
*	MetroGas SA Series B	50,000	7,310
	Siderar S.A.I.C. Series A	649,191	2,190,358
	Solvay Indupa S.A.I.C.	375,000	207,711

TOTAL — ARGENTINA			4,880,319

BRAZIL — (13.3%)
COMMON STOCKS — (6.4%)
	Brasil Telecom Participacoes SA	59,520	1,532,897
	Companhia de Bebidas das Americas	70,024	2,429,712
	Companhia Siderurgica Nacional SA	367,276	5,569,297
	CPFL Energia SA	1,935	25,063
#	Empresa Brasileira de Aeronautica SA ADR	140,400	2,115,828
#	Perdigao SA ADR	323,019	8,763,505
#	Petroleo Brasilerio SA ADR (71654V101)	1,934,642	41,904,346
	Petroleo Brasilerio SA ADR (71654V408)	1,223,746	32,062,145
	Souza Cruz SA	95,874	1,934,010
	Tele Norte Leste Participacoes SA	59,254	911,541
	Tractebel Energia SA	140,100	1,083,360
	Vivo Participacoes SA	16,035	221,172
	Vivo Participacoes SA ADR	2,500	35,450
	Weg SA	278,866	1,400,340
TOTAL COMMON STOCKS			99,988,666

PREFERRED STOCKS — (6.9%)
	Aracruz Celulose SA Series B	102,635	88,036
	Banci Itau Holding Financeira SA	1,130,125	11,447,387
	Banco Bradesco SA	1,309,241	11,738,023
	Brasil Telecom Participacoes SA	222,326	1,466,202
	Brasil Telecom Participacoes SA ADR	10,165	328,838
	Brasil Telecom SA	234,762	1,202,143

1

#	Braskem SA Preferred A Sponsored ADR	414,277	2,046,528
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	91,600	2,349,540
	Companhia de Bebidas das Americas	83	3,399
	Companhia de Bebidas das Americas Preferred ADR	162,700	6,636,533
	Companhia Energetica de Minas Gerais	327,798	4,443,641
	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	302,242
	Companhia Vale do Rio Doce Series A	1,412,691	17,055,808
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	324,500	3,939,430
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	3,381
	Gerdau SA	756,268	4,899,443
	Metalurgica Gerdau SA	204,150	1,755,514
	Net Servicos de Comunicacao SA Preferred ADR	632,763	4,030,700
#	Sadia SA ADR	1,029,504	4,334,212
	Tele Norte Leste Participacoes SA	180,034	2,227,145
	Tele Norte Leste Participacoes SA ADR	137,000	1,685,100
	Telecomunicacoes de Sao Paulo SA	247,800	4,731,698
	Telemar Norte Leste SA	37,912	741,082
#	Ultrapar Participacoes SA Sponsored ADR	121,554	2,807,897
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	113,793
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	2,588,880
	Unibanco-Uniao de Bancos Brasileiros Units SA	806,260	4,556,064
	Usinas Siderurgicas de Minas Gerais SA Series A	193,962	2,412,820
	Vivo Participacoes SA	132,854	1,889,734
* #	Votorantim Celulose e Papel SA Sponsored ADR	981,075	5,690,235
TOTAL PREFERRED STOCKS			107,515,448

TOTAL — BRAZIL			207,504,114

CHILE — (3.3%)
COMMON STOCKS — (3.3%)
	Banco de Chile Series F ADR	49,895	1,713,394
	Banco Santander Chile SA ADR	73,998	2,618,049
*	Colbun SA	1,731,270	304,389
	Compania Cervecerias Unidas SA ADR	63,800	1,837,440
	Embotelladora Andina SA Series A ADR	28,300	338,185
	Embotelladora Andina SA Series B ADR	46,400	663,520
#	Empresa Nacional de Electricidad SA Sponsored ADR	262,585	9,815,427
	Empresas Copec SA	20,500	165,691
	Enersis SA Sponsored ADR	1,398,003	20,061,343
#	Lan Airlines SA Sponsored ADR	299,002	2,484,707
	Masisa SA	706,560	66,247
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	9,463,185
#	Vina de Concha y Toro SA Sponsored ADR	58,550	1,958,498

TOTAL — CHILE			51,490,075

CHINA — (7.5%)
COMMON STOCKS — (7.5%)
*	Anhui Conch Cement Co., Ltd.	48,000	230,053
#	Bank of China, Ltd.	60,844,000	15,946,139
#	Bank of Communications Co., Ltd.	1,294,000	843,051

2

#	Beijing Capital International Airport Co., Ltd.	9,340,000	4,119,057
	Beijing Enterprises Holdings, Ltd.	50,000	196,293
#	Belle International Holdings, Ltd.	2,091,000	833,656
#	Byd Co., Ltd.	424,900	791,908
*	China Citic Bank	740,000	274,546
#	China Construction Bank Corp.	4,300,000	2,097,214
*	China High Speed Transmission Equipment Group Co., Ltd.	561,000	657,281
#	China Life Insurance Co., Ltd. ADR	79,000	3,126,820
#	China Merchants Bank Co., Ltd.	890,000	1,437,179
	China Mobile, Ltd. Sponsored ADR	286,997	12,906,255
#	China Overseas Land & Investment, Ltd.	1,664,000	2,176,165
#	China Petroleum and Chemical Corp. (Sinopec) ADR	43,800	2,367,828
	China Power International Development, Ltd.	1,633,000	305,738
	China Resources Enterprise, Ltd.	5,707,000	8,210,359
#	China Resources Land, Ltd.	802,000	926,313
	China Resources Power Holdings Co., Ltd.	988,000	1,812,411
	China Shenhua Energy Co., Ltd.	843,500	1,798,393
#	China Telecom Corp., Ltd. ADR	9,900	357,687
	China Travel International Investment Hong Kong, Ltd.	3,830,000	582,061
#	China Unicom Hong Kong, Ltd. ADR	68,400	628,596
#	Citic Pacific, Ltd.	10,056,000	11,821,633
*	CITIC Resources Holdings, Ltd.	3,666,000	384,618
	CNOOC, Ltd.	45,000	38,729
	CNOOC, Ltd. ADR	26,800	2,305,872
* #	Country Garden Holdings Co.	2,395,000	492,809
#	Dalian Port (PDA) Co., Ltd.	1,070,000	279,864
#	FU JI Food & Catering Services	289,000	131,704
	Global Bio-Chem Technology Group Co., Ltd.	2,008,000	289,387
	Harbin Power Equipment Co., Ltd.	908,000	634,929
	HKC (Holdings), Ltd.	4,797,213	267,860
#	Hopson Development Holdings, Ltd.	818,000	473,521
#	Huadian Power International Corp.	694,000	147,796
#	Industrial and Commercial Bank of China (Asia), Ltd.	36,590,000	15,470,082
	Jiangsu Express Co., Ltd.	820,000	582,403
#	Li Ning Co., Ltd.	467,500	649,331
	PetroChina Co., Ltd. ADR	94,700	6,986,019
#	Ping An Insurance (Group) Co. of China, Ltd.	266,500	1,154,340
*	Semiconductor Manufacturing International Corp. ADR	275,643	474,106
#	Shenzhen Expressway Co., Ltd.	744,000	277,260
	Shenzhen International Holdings, Ltd.	9,752,500	408,976
#	Sinotrans, Ltd.	1,852,000	296,464
* #	Tencent Holdings, Ltd.	752,000	4,594,906
#	Tingyi (Cayman Islands) Holding Corp.	1,150,000	1,328,164
#	TPV Technology, Ltd.	1,848,000	413,752
	Travelsky Technology, Ltd.	740,000	288,687
	Zijin Mining Group Co., Ltd.	360,000	189,271
#	ZTE Corp.	1,577,360	4,489,351

TOTAL — CHINA			117,496,837

3

CZECH REPUBLIC — (1.5%)
COMMON STOCKS — (1.5%)
	CEZ A.S.	323,973	11,044,269
	Komercni Banka A.S.	15,737	1,737,640
	Telefonica 02 Czech Republic A.S.	437,979	8,161,742
#	Zentiva NV	38,106	1,943,707

TOTAL — CZECH REPUBLIC			22,887,358

HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
	Egis Gyogyszergyar NYRT	54,260	2,710,295
#	ELMU NYRT	185	19,820
	Magyar Telekom Telecommunications P.L.C.	714,375	1,752,917
#	MOL Hungarian Oil & Gas NYRT	108,224	4,195,353
* #	OTP Bank NYRT	719,020	7,124,310
	Richter Gedeon NYRT	79,508	9,041,514
	Tiszai Vegyi Kombinat NYRT	63,988	672,937

TOTAL — HUNGARY			25,517,146

INDIA — (9.9%)
COMMON STOCKS — (9.9%)
*	ACC, Ltd.	43,053	439,388
	Adani Enterprises, Ltd.	51,000	289,832
	Aditya Birla Nuvo, Ltd.	5,819	55,138
	Ambuja Cements, Ltd.	1,162,146	1,653,112
	Apollo Hospitals Enterprise, Ltd.	21,437	174,792
	Asea Brown Boveri India, Ltd.	97,291	940,482
	Asian Paints, Ltd.	75,936	1,213,369
	Aventis Pharma, Ltd.	3,628	64,461
	Axis Bank, Ltd.	349,044	3,036,171
	Bajaj Auto, Ltd.	98,754	941,267
	Bajaj Finserv, Ltd.	59,835	207,768
	Bajaj Holdings and Investment, Ltd.	62,764	289,567
	Bharat Electronics, Ltd.	7,300	122,417
*	Bharti Airtel, Ltd.	191,000	2,450,982
	Cadila Healthcare, Ltd.	43,070	216,335
*	Carnation Nutral Analogue Foods, Ltd.	11,485	17,331
	Cipla, Ltd.	752,827	2,933,445
	Colgate-Palmolive (India), Ltd.	84,376	722,968
	Crompton Greaves, Ltd.	184,828	483,594
	Cummins India, Ltd.	107,892	366,443
	Dabur India, Ltd.	308,253	549,379
	Divi’s Laboratories, Ltd.	31,510	560,008
	Dr. Reddy’s Laboratories, Ltd.	174,080	1,584,911
	Dr. Reddy’s Laboratories, Ltd. ADR	89,614	811,007
	EIH, Ltd.	165,150	327,112
	Exide Industries, Ltd.	202,666	166,692
	GAIL India, Ltd.	57,000	225,211
	GAIL India, Ltd. Sponsored GDR	30,900	740,766
	GlaxoSmithKline Pharmaceuticals, Ltd.	59,367	1,405,804
*	Glenmark Pharmaceuticals, Ltd.	140,860	390,628
	Godrej Consumer Products, Ltd.	109,632	293,553

4

*	Grasim Industries, Ltd.	6,300	151,733
	Great Eastern Shipping Co., Ltd.	110,304	380,406
	HCL Technologies, Ltd.	311,688	728,304
	HDFC Bank, Ltd.	386,733	7,178,345
	HDFC Bank, Ltd. ADR	47,240	2,723,858
	Hero Honda Motors, Ltd. Series B	219,870	3,921,405
	Hindustan Unilever, Ltd.	1,921,894	10,158,444
	ICICI Bank, Ltd. Sponsored ADR	55,300	911,344
	Indian Hotels Co., Ltd.	556,861	451,681
	Infosys Technologies, Ltd.	657,429	17,253,056
*	Infosys Technologies, Ltd. Sponsored ADR	250,600	6,655,936
	Infrastructure Development Finance Co., Ltd.	1,931	2,242
	ITC, Ltd.	2,007,345	7,314,377
	Jammu & Kashmir Bank, Ltd.	9,547	56,443
	Jindal Steel & Power, Ltd.	104,510	2,183,311
	JSW Steel, Ltd.	106,526	451,577
	Jubilant Organosys, Ltd.	90,060	218,494
	Larsen & Toubro, Ltd.	433,176	6,024,736
	Lupin, Ltd.	53,780	620,639
	Mahanagar Telephone Nigam, Ltd.	130,940	191,798
	Mahindra & Mahindra, Ltd.	254,183	1,538,466
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	629,945
	Maruti Suzuki India, Ltd.	129,741	1,493,507
*	Matrix Laboratories, Ltd.	63,511	110,368
	Motor Industries Co., Ltd.	22,318	1,395,215
	Nirma, Ltd.	66,235	131,077
*	Oracle Financial Services	14,000	171,936
	Pantaloon Retail India, Ltd.	9,760	31,899
*	Pantaloon Retail India, Ltd.- Class B	976	—
	Petronet LNG, Ltd.	97,953	73,013
	Piramal Healthcare, Ltd.	76,008	326,523
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	165,988
*	Punj Lloyd, Ltd.	99,463	189,251
	Ranbaxy Laboratories, Ltd.	221,915	969,733
	Reliance Capital, Ltd.	101,317	856,372
	Reliance Communications, Ltd.	1,071,955	3,676,334
	Reliance Energy, Ltd.	191,590	2,238,787
	Reliance Industries, Ltd.	1,030,847	27,530,024
*	Reliance Natural Resources, Ltd.	1,099,793	1,140,427
	Satyam Computer Services, Ltd.	772,898	833,700
	Sesa Goa, Ltd.	534,990	913,741
	Shree Cement, Ltd.	2,872	28,938
	Shriram Transport Finance Co., Ltd.	2,300	8,658
	Siemens India, Ltd.	153,743	642,169
	Sterling Biotech, Ltd.	68,760	222,826
	Sterlite Industries (India), Ltd. Series A	431,495	2,389,735
*	Sun Pharma Advanced Research Co., Ltd.	105,040	101,001
	Sun Pharmaceuticals Industries, Ltd.	146,188	3,174,530
*	Sun TV Network, Ltd.	25,000	83,181
	Tata Chemicals, Ltd.	106,220	329,913
	Tata Consultancy Services, Ltd.	378,487	3,914,653
	Tata Power Co., Ltd.	144,515	2,218,490

5

Tata Tea, Ltd.	8,903	109,293
Tech Mahindra, Ltd.	6,379	30,558
Thermax, Ltd.	46,429	150,023
Titan Industries, Ltd.	7,547	140,307
United Phosphorus, Ltd.	69,388	130,930
United Spirits, Ltd.	21,912	262,282
Videsh Sanchar Nigam, Ltd.	105,825	963,799
Wipro, Ltd.	440,456	2,054,570
Zee Entertainment Enterprises, Ltd.	402,083	893,276
Zee News, Ltd.	239,188	151,877
TOTAL COMMON STOCKS		153,669,377

PREFERRED STOCKS — (0.0%)
Tata Steel, Ltd.	533,337	293,615

TOTAL — INDIA		153,962,992

INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
PT Aneka Tambang Tbk	2,782,000	264,289
PT Astra International Tbk	12,368,561	13,905,310
* PT Bakrie & Brothers Tbk	21,200,000	93,146
PT Bank Central Asia Tbk	9,860,000	2,340,126
PT Bank Danamon Indonesia Tbk	1,762,000	345,136
* PT Bank Pan Indonesia Tbk	12,348,500	564,148
PT Berlian Laju Tanker Tbk	3,803,000	156,533
PT Bumi Resources Tbk	16,615,000	722,452
* PT Holcim Indonesia Tbk	11,400,500	571,416
PT Indocement Tunggal Prakarsa Tbk	875,000	341,520
PT Indosat Tbk	5,352,500	2,623,152
PT Kalbe Farma Tbk	7,288,500	293,223
* PT Lippo Karawaci Tbk	28,822,750	2,098,261
* PT Medco Energi International Tbk	2,543,500	373,694
* PT Panasia Indosyntec Tbk	75,100	2,640
PT Semen Gresik Tbk	3,194,500	958,109
PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	176,291
PT Telekomunikasi Indonesia Tbk	15,037,640	8,251,598
PT Unilever Indonesia Tbk	3,681,500	2,536,136

TOTAL — INDONESIA		36,617,180

ISRAEL — (4.6%)
COMMON STOCKS — (4.6%)
Africa-Israel Investments, Ltd.	21,821	160,237
* Bank Hapoalim B.M.	4,093,594	7,372,316
Bank Leumi Le-Israel	3,681,834	6,705,855
Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	3,244,795
Clal Industries, Ltd.	23,420	48,936
Clal Insurance Enterprise Holdings, Ltd.	1,996	11,672
Delek Group, Ltd.	4,584	300,755
Discount Investment Corp.	43,272	377,302

6

	Elbit Systems, Ltd.	51,399	2,276,420
*	First International Bank of Israel, Ltd. (6123804)	133,659	168,992
*	First International Bank of Israel, Ltd. (6123815)	36,426	223,238
	IDB Development Corp., Ltd. Series A	10,449	96,174
	IDB Holding Corp., Ltd.	36,578	475,908
	Israel Chemicals, Ltd.	837,943	5,698,812
	Israel Discount Bank Series A	232,575	177,579
*	Koor Industries, Ltd.	1	5
	Makhteshim-Agan Industries, Ltd.	545,196	1,703,719
	Migdal Insurance Holdings, Ltd.	495,258	403,759
	Osem Investment, Ltd.	67,801	690,510
	Partner Communications Co., Ltd.	124,006	1,905,923
	Strauss Group, Ltd.	55,697	461,101
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	869,167	36,026,972
	United Mizrahi Bank, Ltd.	490,955	2,266,498

TOTAL — ISRAEL			70,797,478

MALAYSIA — (4.5%)
COMMON STOCKS — (4.5%)
	Affin Holdings Berhad	312,600	115,633
	AMMB Holdings Berhad	874,959	549,694
	Asiatic Development Berhad	276,600	296,923
	Batu Kawan Berhad	15,000	35,567
	Berjaya Sports Toto Berhad	749,900	971,609
	Boustead Holdings Berhad	113,900	99,130
	British American Tobacco Berhad	239,100	2,925,319
	Bumiputra-Commerce Asset Holdings Berhad	3,095,227	5,434,889
	Digi.Com Berhad	495,162	2,804,842
	EON Capital Berhad	175,500	167,099
	Fraser & Neave Holdings Berhad	61,000	151,171
	Gamuda Berhad	398,800	207,641
	Genting Berhad	3,086,500	3,117,094
	Hong Leong Bank Berhad	820,150	1,152,346
	Hong Leong Financial Group Berhad	548,429	683,959
	IJM Corp. Berhad	79,000	73,391
	IOI Corp. Berhad	5,147,195	5,515,262
*	IOI Properties Berhad	302,600	185,681
	KLCC Property Holdings Berhad	778,600	622,897
	Kuala Lumpur Kepong Berhad	814,200	2,230,910
	Lafarge Malayan Cement Berhad	259,580	225,956
	Malayan Banking Berhad	538,175	775,636
	Malaysian Airlines System Berhad	599,367	469,748
	Malaysian Pacific Industries Berhad	152,900	251,707
	MISC Berhad	2,124,832	4,971,348
	MMC Corp. Berhad	1,503,800	548,167
	Nestle (Malaysia) Berhad	217,200	1,653,693
	Oriental Holdings Berhad	241,300	331,326
	Parkson Holdings Berhad	182,650	163,242
	Petronas Dagangan Berhad	445,100	904,750
	Petronas Gas Berhad	886,800	2,402,372
	Plus Expressways Berhad	2,589,600	2,074,078

7

	PPB Group Berhad	889,100	2,318,088
	Public Bank Berhad	1,550,201	3,694,552
	Resorts World Berhad	4,928,500	3,031,731
	RHB Capital Berhad	525,900	532,222
	Sarawak Energy Berhad	430,200	237,026
	Shell Refining Co. Federation of Malaysia Berhad	227,000	544,084
	Sime Darby Berhad	3,457,620	5,232,007
	SP Setia Berhad	971,150	880,885
	Star Publications (Malaysia) Berhad	485,600	418,861
	Telekom Malaysia Berhad	1,816,400	1,588,896
	Tenaga Nasional Berhad	2,121,000	3,442,611
*	TM International Berhad	1,937,500	1,696,605
*	UEM Land Holdings Berhad	700,625	146,631
	UMW Holdings Berhad	729,066	1,116,993
	YTL Corp. Berhad	1,420,966	2,743,121
	YTL Power International Berhad	283,040	147,635

TOTAL — MALAYSIA			69,885,028

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
	Alfa S.A.B. de C.V. Series A	1,255,737	2,140,486
#	America Movil S.A.B. de C.V. Series L	19,036,559	27,175,588
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,252,271	4,523,666
	Cementos de Mexico S.A.B de C.V. Series B	257,500	200,734
#	Coca-Cola Femsa S.A.B. de C.V. Series L	555,200	2,094,467
#	Consorcio ARA S.A.B. de C.V.	1,231,500	308,576
*	Corporacion GEO S.A.B. de C.V. Series B	508,600	561,087
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	17,055
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	523
	Corporativo Fragua S.A.B. de C.V. Series B	21	139
*	Dine S.A.B. de C.V.	116,965	43,148
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,100	1,168,309
	Embotelladora Arca S.A.B. de C.V., Mexico	414,103	737,859
*	Empresas ICA S.A.B. de C.V.	50	80
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	94,740	632,863
	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	6,320,077
*	Gruma S.A.B. de C.V. ADR	85,490	147,043
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	97,300	1,819,510
	Grupo Carso S.A.B. de C.V. Series A-1	1,063,532	2,430,224
#	Grupo Elektra S.A. de C.V.	126,080	2,913,460
	Grupo Financiero Banorte S.A.B. de C.V.	3,034,209	4,006,246
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,883,164	4,194,334
	Grupo Gigante S.A.B. de C.V. Series B	87,382	85,604
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	2,427,914
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	140,263
*	Grupo Kuo S.A.B. de C.V. Series B	68	22
	Grupo Mexico S.A.B. de C.V. Series B	9,415,756	5,197,006
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	2,647,588
*	Grupo Nutrisa S.A. de C.V.	129	128
*	Grupo Qumma S.A. de C.V. Series B	1,591	20

8

	Grupo Televisa S.A.	1,829,700	5,128,453
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	1,494,258
	Industrias Penoles S.A.B. de C.V.	208,750	1,874,308
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	740,600	2,417,583
* #	Organizacion Soriana S.A.B. de C.V. Series B	2,290,300	3,609,056
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	2,322
*	Savia S.A. de C.V.	120,000	6,682
	Telefonos de Mexico S.A. de C.V. Series A	200,000	176,790
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	9,222,449
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	91,875
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	10,416,800	4,922,990
	Telmex Internacional S.A.B. de C.V. ADR	30,200	287,202
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	1,299,950	1,334,577
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	9,796,028

TOTAL — MEXICO			112,298,592

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	3,075,000	366,503
	Ayala Corp. Series A	313,453	1,271,704
	Ayala Land, Inc.	9,214,518	1,206,357
	Banco de Oro Unibank, Inc.	1,292,908	611,677
	Bank of the Philippine Islands	2,320,456	1,663,623
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	257,100	122,760
	Philippine Long Distance Telephone Co.	100,210	4,370,534
	Pilipino Telephone Corp.	876,000	124,397
	Robinson’s Land Corp. Series B	2,165,100	210,397
	SM Prime Holdings, Inc.	7,365,168	1,105,212
	Universal Robina Corp.	1,933,200	287,685

TOTAL — PHILIPPINES			11,340,849

POLAND — (1.2%)
COMMON STOCKS — (1.2%)
	Asseco Poland SA	9,607	128,926
	Bank Millennium SA	480,376	287,168
	Bank Pekao SA	163,030	5,062,063
*	Bank Przemyslowo Handlowy BPH SA	2,029	20,217
	Bank Zackodni WBK SA	37,228	933,589
	Browary Zywiec SA	13,634	2,029,369
	Kredyt Bank SA	88,259	154,794
*	Mondi Packaging Paper Swiecie SA	26,883	302,446
*	PBG SA	2,814	163,812
	Polski Koncern Naftowy Orlen SA	267,237	1,706,562
	Polskie Gornictwo Naftowe I Gazownictwo SA	407,772	442,528
	Powszechna Kasa Oszczednosci Bank Polski SA	176,070	1,394,624
	Telekomunikacja Polska SA	1,112,400	6,277,974
	TVN SA	35,681	120,670

TOTAL — POLAND			19,024,742

9

SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	560,350	159,616

SOUTH AFRICA — (7.8%)
COMMON STOCKS — (7.8%)
	ABSA Group, Ltd.	389,068	3,505,046
*	Adcock Ingram Holdings, Ltd.	253,166	990,234
	African Bank Investments, Ltd.	153,288	391,094
	African Rainbow Minerals, Ltd.	424,340	4,920,347
	Anglo American Platinum Corp., Ltd.	122,915	5,032,628
	AngloGold Ashanti, Ltd. Sponsored ADR	71,091	2,039,601
	ArcelorMittal South Africa, Ltd.	394,568	3,073,673
	Barloworld, Ltd.	92,734	302,884
	Bidvest Group, Ltd.	193,516	1,879,432
	Data Tec, Ltd.	205,495	304,861
	Discovery Holdings, Ltd.	419,855	1,040,610
	Exxaro Resources, Ltd.	90,044	595,117
	FirstRand, Ltd.	273,016	393,871
	Freeworld Coatings, Ltd.	117,583	76,243
	Gold Fields, Ltd. Sponsored ADR	96,900	1,018,419
* #	Harmony Gold Mining Co., Ltd.	416,418	4,903,328
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	418,320	4,936,176
	Impala Platinum Holdings, Ltd.	449,160	5,140,956
	Kumba Iron Ore, Ltd.	15,092	217,390
	Liberty Holdings, Ltd.	224,453	1,459,628
	Massmart Holdings, Ltd.	133,568	1,051,810
*	Metorex, Ltd.	332,485	70,026
	MTN Group, Ltd.	1,745,306	16,549,856
	Naspers, Ltd. Series N	204,973	3,124,022
	Nedbank Group, Ltd.	56,096	494,756
	Network Healthcare Holdings, Ltd.	356,530	307,801
	Pick’n Pay Stores, Ltd.	309,695	1,044,371
	Pretoria Portland Cement Co., Ltd.	809,122	2,326,931
	PSG Group, Ltd.	189,027	265,667
	Sanlam, Ltd.	836,189	1,316,484
#	Sasol, Ltd. Sponsored ADR	1,363,425	36,198,934
	Shoprite Holdings, Ltd.	640,645	3,394,026
*	Simmer & Jack Mines, Ltd.	866,328	176,395
	Standard Bank Group, Ltd.	634,566	4,361,073
	Steinhoff International Holdings, Ltd.	745,364	868,972
*	Super Group, Ltd.	513,680	77,337
	Telkom South Africa, Ltd.	559,552	6,329,596
	Tiger Brands, Ltd.	81,830	1,122,098

TOTAL — SOUTH AFRICA			121,301,693

10

SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
*	Amorepacific Corp.	3,527	1,570,839
	Cheil Industrial, Inc.	20,690	495,492
* #	Daelim Industrial Co., Ltd.	9,670	320,707
* #	Daewoo Engineering & Construction Co., Ltd.	218,088	1,450,319
*	Daewoo International Corp.	47,246	820,111
#	Daewoo Securities Co., Ltd.	103,195	1,253,427
* #	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,079,185
* #	Doosan Heavy Industries & Construction Co., Ltd.	14,950	761,539
* #	Doosan Infracore Co., Ltd.	82,000	784,766
* #	Glovis Co., Ltd.	6,360	221,171
* #	GS Engineering & Construction Corp.	27,320	1,155,720
*	GS Holdings Corp.	42,945	813,750
	Hana Financial Group, Inc.	112,261	1,837,144
	Hankook Tire Manufacturing Co., Ltd.	84,420	802,126
* #	Hite Brewery Co., Ltd.	6,098	656,221
*	Hyundai Department Store Co., Ltd.	3,054	139,514
* #	Hyundai Development Co.	33,870	885,815
#	Hyundai Heavy Industries Co., Ltd.	49,890	7,031,278
* #	Hyundai Merchant Marine Co., Ltd.	24,600	549,740
*	Hyundai Mobis	53,070	2,471,122
#	Hyundai Motor Co., Ltd.	95,919	3,237,444
#	Hyundai Steel Co.	58,560	1,561,308
*	Kangwon Land, Inc.	150,410	1,371,749
*	KB Financial Group, Inc.	139,085	3,730,172
	KCC Corp.	7,410	1,505,434
* #	Kia Motors Corp.	225,130	1,255,032
*	Korea Electric Power Corp.	295,290	5,967,235
*	Korea Exchange Bank	200,200	953,305
*	Korea Gas Corp.	35,793	1,322,118
	Korea Investment Holdings Co., Ltd.	12,620	252,649
	KT Corp.	195,930	5,611,287
*	KT Freetel, Ltd.	47,030	985,267
	KT&G Corp.	103,590	6,205,802
* #	LG Chemical, Ltd.	36,776	2,107,465
* #	LG Corp.	129,413	3,583,818
#	LG Electronics, Inc.	88,910	4,545,065
#	LG Household & Healthcare Co., Ltd.	5,120	615,952
*	Lotte Confectionary Co., Ltd.	315	276,165
#	Macquarie Korea Infrastructure Fund	74,766	273,853
#	POSCO	46,060	11,761,601
	S1 Corp.	3,130	106,891
	Samsung Card Co., Ltd.	23,720	640,140
	Samsung Corp.	100,930	2,955,481
#	Samsung Electro-Mechanics Co., Ltd.	37,767	924,925
	Samsung Electronics Co., Ltd.	97,139	33,775,220
	Samsung Electronics Co., Ltd. ADR	52,988	9,371,611
	Samsung Fire and Marine Insurance, Ltd.	35,022	4,140,691
#	Samsung Heavy Industries Co., Ltd.	126,000	2,401,490
#	Samsung SDI Co., Ltd.	20,352	979,504
#	Samsung Securities Co., Ltd.	33,780	1,510,781
*	Shinhan Financial Group Co., Ltd.	190,952	3,857,735

11

* #	Shinhan Financial Group Co., Ltd. ADR	18,000	717,660
#	Shinsegae Co., Ltd.	12,596	4,031,130
	SK Co., Ltd.	21,194	1,557,366
	SK Energy Co., Ltd.	51,889	2,955,782
	SK Telecom Co., Ltd.	56,085	8,368,699
#	S-Oil Corp.	47,310	1,991,385
*	Woongjin Coway Co., Ltd.	13,260	243,614
	Woori Investment & Securities Co., Ltd.	67,386	810,555
*	Yuhan Corp.	776	112,305

TOTAL — SOUTH KOREA			164,675,672

TAIWAN — (8.2%)
COMMON STOCKS — (8.2%)
Acer, Inc.	2,774,494	3,445,559
Advanced Semiconductor Engineering, Inc.	2,990,899	968,194
Advantech Co., Ltd.	73,244	90,423
Asia Cement Corp.	2,380,693	1,675,135
Asustek Computer, Inc.	2,962,281	2,682,398
AU Optronics Corp.	1,294,052	914,464
AU Optronics Corp. Sponsored ADR	85,500	605,340
Catcher Co., Ltd.	140,027	240,170
Cathay Financial Holdings Co., Ltd.	2,551,761	2,478,034
Chang Hwa Commercial Bank	1,869,000	589,944
Cheng Shin Rubber Industry Co., Ltd.	980,718	685,233
Cheng Uei Precision Industry Co., Ltd.	228,659	223,503
Chi Mei Optoelectronic Corp.	1,481,000	451,832
Chicony Electronics Co., Ltd.	190,000	171,526
China Development Financial Holding Corp.	3,970,000	684,407
China Steel Corp.	8,387,027	5,660,536
Chinatrust Financial Holdings Co., Ltd.	501,000	165,380
Chungwa Picture Tubes Co., Ltd.	2,528,000	232,541
Clevo Co.	449,000	346,276
Compal Electronics, Inc.	3,689,927	1,869,677
Delta Electronics Industrial Co., Ltd.	1,776,830	2,787,651
E.Sun Financial Holding Co., Ltd.	1,093,000	251,319
Epistar Corp.	224,000	203,835
Eternal Chemical Co., Ltd.	252,000	108,926
Evergreen International Storage & Transport Corp.	357,000	164,134
Evergreen Marine Corp., Ltd.	481,869	193,623
Everlight Electronics Co., Ltd.	146,000	193,813
Far East Textile, Ltd.	4,207,850	2,626,663
Feng Hsin Iron & Steel Co., Ltd.	170,000	182,644
First Financial Holding Co., Ltd.	5,083,487	2,185,190
Formosa Chemicals & Fiber Co., Ltd.	4,610,141	4,941,074
Formosa International Hotels Corp.	32,000	274,043
Formosa Plastics Corp.	4,721,167	6,710,872
Formosa Taffeta Co., Ltd.	605,000	284,413
Foxconn Technology Co., Ltd.	600,694	1,225,782
Fubon Financial Holding Co., Ltd.	5,940,052	3,562,757
Giant Manufacture Co., Ltd.	168,000	356,240
Hon Hai Precision Industry Co., Ltd.	3,991,458	7,028,754

12

	Hotai Motor Co., Ltd.	387,000	562,067
	HTC Corp.	502,095	4,764,287
	Hua Nan Financial Holding Co., Ltd.	5,559,124	2,625,090
	Innolux Display Corp.	1,698,000	1,290,089
	Inventec Corp.	1,575,202	418,751
	Lee Chang Yung Chemical Industry Corp.	291,000	188,415
	Lite-On Technology Corp.	504,000	303,243
	Macronix International Co., Ltd.	1,726,335	449,223
	Media Tek, Inc.	734,059	5,284,762
	Mega Financial Holding Co., Ltd.	4,537,000	1,330,215
	Mitac International Corp.	209,288	67,631
	Nan Ya Plastic Corp.	6,878,218	6,740,284
*	Nan Ya Printed Circuit Board Corp.	197,000	368,754
	Pou Chen Corp.	1,911,754	820,470
	President Chain Store Corp.	776,260	1,827,946
	Shihlin Electric & Engineering Corp.	235,000	192,884
	Shin Kong Financial Holding Co., Ltd.	1,752,619	406,254
	Siliconware Precision Industries Co., Ltd.	2,347,324	1,873,312
	SinoPac Holdings Co., Ltd.	2,671,000	443,742
	Synnex Technology International Corp.	843,364	942,810
	Taishin Financial Holdings Co., Ltd.	1,449,000	225,371
*	Taiwan Business Bank	921,000	176,063
	Taiwan Cement Corp.	2,415,895	1,611,877
	Taiwan Cooperative Bank	2,997,634	1,303,809
	Taiwan Glass Industrial Corp.	1,271,068	621,343
	Taiwan Secom Co., Ltd.	150,000	187,334
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	27,366,179
*	Tatung Co., Ltd.	1,058,000	174,739
	Ton Yi Industrial Corp.	220,000	62,297
	Transcend Information, Inc.	125,000	225,705
	TSRC Corp.	368,000	263,886
	U-Ming Marine Transport Corp.	648,860	761,167
	Uni-President Enterprises Corp.	3,348,991	2,614,310
	United Microelectronics Corp.	5,956,000	1,271,424
	Walsin Lihwa Corp.	2,278,539	387,499
	Wan Hai Lines Co., Ltd.	543,209	219,872
	Wistron Corp.	1,139,690	795,114
	Yang Ming Marine Transport Corp.	341,131	91,231
	Yuanta Financial Holding Co., Ltd.	1,945,885	731,677

TOTAL — TAIWAN			127,453,431

THAILAND — (1.3%)
COMMON STOCKS — (1.3%)
Advance Info Service PCL (Foreign)	1,654,700	3,549,335
Bangkok Dusit Medical Services PCL (Foreign)	586,600	285,205
Bank of Ayudhya PCL (Foreign) NVDR	2,779,900	703,621
Banpu PCL (Foreign)	123,500	791,191
BEC World PCL (Foreign)	1,178,000	636,757
Bumrungrad Hospital PCL (Foreign)	297,000	186,873
C.P. Seven Eleven PCL (Foreign)	2,614,700	837,542
Central Pattana PCL (Foreign)	888,500	332,886

13

	Charoen Pokphand Foods PCL (Foreign)	4,487,600	423,540
	Delta Electronics (Thailand) PCL (Foreign)	922,510	251,965
	Kasikornbank PCL (Foreign)	1,730,300	2,251,642
	Krung Thai Bank PCL (Foreign)	10,840,270	1,233,927
	Padaeng Industry PCL (Foreign) NVDR	550,900	157,558
	PTT Aromatics & Refining PCL (Foreign)	1,381,437	387,190
	PTT Chemical PCL (Foreign)	2,577,960	2,304,054
	PTT Exploration & Production PCL (Foreign)	300,000	849,421
	Ratchaburi Electricity Generating Holding PCL (Foreign)	927,600	1,054,543
*	Siam City Bank PCL (Foreign)	833,100	165,595
	Siam City Cement PCL (Foreign)	183,613	677,422
	Siam Commercial Bank PCL (Foreign)	1,074,766	1,598,394
	Siam Makro PCL (Foreign)	112,500	225,225
	Thai Union Frozen Products PCL (Foreign)	574,020	320,131
	The Siam Cement PCL (Foreign)	125,700	359,502

TOTAL — THAILAND			19,583,519

TURKEY — (1.7%)
COMMON STOCKS — (1.7%)
	Akbank T.A.S.	1,278,133	3,675,368
	Akcansa Cimento Sanayi ve Ticaret A.S.	123,970	162,496
	Aksigorta A.S.	497,542	807,080
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	2,769,719
	Arcelik A.S	307,254	326,394
*	Aygaz A.S.	1	—
	BIM BirlesikMagazalar A.S.	15,321	327,660
*	Dogan Sirketler Grubu Holding A.S.	2,198,653	824,209
*	Dogan Yayin Holding A.S.	2	1
	Enka Insaat ve Sanayi A.S.	275,905	894,879
	Eregli Demir ve Celik Fabrikalari Turk A.S.	832,026	1,789,210
	Ford Otomotiv Sanayi A.S.	114,792	293,198
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	408,376	157,197
*	Koc Holding A.S. Series B	1,057,312	1,473,912
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
	Tupras-Turkiye Petrol Rafinerileri A.S.	231,906	2,197,227
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	284,257
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,365,888
*	Turkiye Garanti Bankasi A.S.	3,050,806	4,124,595
*	Turkiye Halk Bankasi A.S.	150,201	386,447
	Turkiye Is Bankasi A.S.	1,372,915	3,045,662
	Turkiye Vakiflar Bankasi T.A.O.	274,700	198,931
*	Yapi ve Kredi Bankasi A.S.	1,340,636	1,446,512

TOTAL — TURKEY			26,550,843

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $7,075,000 FNMA 5.00%, 08/25/18, valued at $6,935,747) to be repurchased at $6,832,108	$6,832	6,832,000

14

Shares
SECURITIES LENDING COLLATERAL — (12.0%)
§ @	DFA Short Term Investment Fund LP	185,749,947	185,749,947

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $1,256,164) to be repurchased at $1,231,563	$1,232	1,231,533

TOTAL SECURITIES LENDING COLLATERAL		186,981,480

TOTAL INVESTMENTS - (100.0%)
(Cost $1,321,329,897)##		$1,557,240,964

15

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Banco Macro SA	5,425	$5,720
*	Banco Suquia SA	76,789	10,687
*	Capex SA Series A	79,110	53,161
*	Carboclor SA	50,662	6,837
*	Celulosa Argentina SA Series B	8,473	3,050
*	Central Puerto SA Series B	18,000	18,726
	Cresud SA Comercial Industrial Financiera y Agropecuaria	170,329	134,093
*	Dycasa SA Series B	23,052	16,365
*	Endesa Costanera SA Series B	50,000	22,493
	Ferrum SA de Ceramica y Metalurgica Series B	41,699	31,070
*	Fiplasto SA	21,500	6,287
	Importadora y Exportadora de la Patagonia Series B	24,999	86,103
	Introductora de Buenos Aires SA Series A	10,231	3,596
*	IRSA Inversiones y Representaciones SA	223,818	80,550
*	Juan Minetti SA	50,000	15,183
	Ledesma S.A.A.I.	387,128	337,425
*	MetroGas SA Series B	83,100	12,150
*	Polledo SA Industria Constructora y FinancierA	88,891	6,948
	Solvay Indupa S.A.I.C.	440,500	243,991

TOTAL — ARGENTINA			1,094,435

BRAZIL — (8.8%)
COMMON STOCKS — (3.7%)
	Acos Villares SA Avil	556,000	110,241
	AES Tiete SA (2440693)	52,300	301,401
	AES Tiete SA (2441038)	97,828	677,628
	American Banknote SA	52,500	221,088
*	Anhanguera Educacional Participacoes SA	126,200	663,638
*	B2W Cia Global Do Varejo	123,200	1,319,621
*	Banco Alfa de Investimento SA	700	2,015
	Banco Pine SA	48,500	102,226
*	Banco Sofisa SA	55,300	96,537
	Bematech SA	68,200	173,440
*	Bombril SA	17,600	28,069
*	BR Malls Participacoes SA	57,600	268,138
*	Cia de Gas de Sao Paulo	16,600	223,098
	Cia de Saneamento de Minas Gerais-Copasa	66,300	547,261
	Cia de Saneamento do Parana	176,900	122,762
	Cia Energetica de Sao Paulo	156,900	845,366
*	Cia Hering	27,900	84,181

1

	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	717,608
*	Cosan SA Industria e Comercio	26,900	121,746
	Cremer SA	12,000	42,103
*	Cyrela Brazil Realty SA	326,200	1,307,612
*	Diagnosticos Da America SA	120,200	1,165,733
	Energias do Brazil SA	8,202	78,485
	Eternit SA	140,670	331,060
	Ferbasa-Ferro Ligas Da Bahia	92,500	256,767
	Fertilizantes Fosfatados SA	36,000	204,828
*	Gafisa SA	60,400	304,603
*	Global Village Telecom Holding SA	174,600	1,868,672
	Globex Utilidades SA	58,737	132,918
	Grendene SA	21,800	109,846
*	IdeiasNet SA	205,300	175,213
	Iguatemi Empresa de Shopping Centers SA	17,200	88,965
	Industrias Romi SA	29,500	86,593
*	JBS SA	138,900	287,379
*	JHSF Participacoes SA	39,700	29,604
	Light SA	65,800	671,047
	Localiza Rent a Car SA	72,800	257,310
*	Lojas Americanas SA	8,000	18,621
	Lojas Renner SA	184,300	1,124,071
*	LPS Brasila Consultoria de Imoveis SA	8,200	23,858
*	Lupatech SA	34,700	369,435
*	M Dias Branco SA	44,100	345,957
*	M&G Poliester SA	640,780	22,096
*	Magnesita Refratarios SA	441,455	1,370,033
	Mangels Industrial SA	14,600	32,221
*	Medial Saude SA	34,300	104,822
*	Mmx Mineracao e Metalicos SA	59,900	110,247
	Natura Cosmeticos SA	177,300	1,520,806
*	Obrascon Huarte Lain Brasil SA	6,200	39,552
	OdontoPrev SA	43,000	442,974
*	Paranapanema SA	63,900	76,570
	PDG Realty SA Empreendimentos e Participacoes	40,600	216,125
	Perdigao SA ADR	71,200	1,931,656
*	Plascar Participacoes Industriais SA	40,500	21,996
	Porto Seguro SA	256,600	1,515,267
*	Positivo Informatica SA	26,800	62,379
*	Sao Carlos Empreendimentos e Participacoes SA	11,500	50,015
*	Sao Martinho SA	64,100	335,696
	Sao Paulo Alpargatas SA	5,100	103,297
*	Tam SA	128,800	959,338
	Totvs SA	44,564	762,582
*	Universo Online SA	72,700	236,902
TOTAL COMMON STOCKS			25,821,318

PREFERRED STOCKS — (5.1%)
*	Banco Alfa de Investimento SA	3,200	8,138
	Banco Mercantil do Brasil SA	6,500	23,759

2

	Bardella SA Industrias Mecanicas	1,100	80,603
#	Braskem SA Preferred A Sponsored ADR	301,000	1,486,940
	Centrais Electricas de Santa Catarina SA	57,900	848,285
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	974,700
*	Companhia de Tecidos Norte de Minas	144,942	243,652
	Companhia Energetica do Ceara Coelce Series A	63,400	582,078
	Companhia Paranaense de Energia-Copel Series B	213,400	2,004,304
#	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	145,992
	Confab Industrial SA	431,028	702,278
*	Contax Participacoes SA	16,400	300,360
	Duratex SA	245,400	1,653,277
	Eletropaulo Metropolita SA Preferred A	248,500	2,784,914
	Empressa Metropolitanade Aguas e Energia SA	24,000	68,379
	Energisa SA	27,760	71,793
	Forjas Taurus SA	164,620	266,798
	Fras-Le SA	20,200	21,680
	Gol Linhas Aereas Inteligentes SA	81,900	361,843
*	Industria de Bebidas Antarctica Polar SA	23,000	26,024
*	Inepar Industria e Construcoes SA	11,690	60,717
	Klabin SA	1,412,700	2,131,228
	Lojas Americanas SA	298,103	821,068
	Mahle-Metal Leve SA Industria e Comercio	28,666	191,395
	Marcopolo SA	271,000	350,431
*	Net Servicos de Comunicacao SA	400,902	2,541,926
#	Net Servicos de Comunicacao SA Preferred ADR	176,445	1,123,955
*	Paranapanema SA	322,523	486,565
	Randon e Participacoes SA	213,000	541,681
	Rasip Agro-Pastoril SA	51,000	11,651
*	SA Fabrica de Produtos Alimenticios Vigor	209,000	521,599
	Sadia SA	238,000	340,586
	Sadia SA ADR	300,000	1,263,000
	Sao Paulo Alpargatas SA	24,300	570,841
	Saraiva Livreiros Editores	49,100	296,293
*	Sharp SA Equipamentos Eletronicos	30,200,000	260
*	Suzano Papel e Celullose SA	390,634	1,970,008
	Telemig Celular Participacoes SA	86,801	1,388,068
	Ultrapar Participacoes SA	263,040	6,048,786
	Uniao de Industrias Petroquimicas SA Series B	968,679	288,098
*	Votorantim Celulose e Papel SA	12,623	74,051
*	Votorantim Celulose e Papel SA Sponsored ADR	155,700	903,060
	Whirlpool SA	301,516	344,404
TOTAL PREFERRED STOCKS			34,925,468

TOTAL — BRAZIL			60,746,786

CHILE — (1.7%)
COMMON STOCKS — (1.7%)
	Banmedica SA	1,312,094	1,031,387
	Cementos Bio-Bio SA	452,622	597,872
	Cintac SA	324,650	75,111
	Compania de Consumidores de Gas Santiago SA	71,374	185,087

3

	Compania SudAmericana de Vapores SA	1,097,146	746,842
	Corpbanca SA	327,140,907	1,404,532
#	Corpbanca SA ADR	31,658	664,818
	Cristalerias de Chile SA	159,630	1,384,150
	Empresas Iansa SA	4,176,187	77,838
	Farmacias Ahumada SA	242,158	321,046
	Industrias Forestales SA	20,000	3,144
*	Madeco SA	5,444,501	366,996
*	Madeco SA Sponsored ADR	261,622	1,805,192
	Masisa SA	5,065,669	474,958
	Parque Arauco SA	1,055,338	572,995
	Soquimic Comercial SA	562,478	218,792
	Vina de Concha y Toro SA	1,108,893	1,867,146
	Vina San Pedro Tarapaca SA	40,113,498	236,650

TOTAL — CHILE			12,034,556

CHINA — (12.4%)
COMMON STOCKS — (12.4%)
#	Agile Property Holdings, Ltd.	1,276,000	489,385
* #	Ajisen China Holdings, Ltd.	480,000	164,193
	Anhui Expressway Co., Ltd.	834,000	295,709
	Baoye Group Co., Ltd.	2,298,000	462,185
	Beijing Capital Land, Ltd.	6,436,000	719,155
#	Beijing North Star Co., Ltd.	536,000	81,351
	Bosideng International Holdings, Ltd.	814,000	70,463
* #	Brilliance China Automotive Holdings, Ltd.	47,684,000	2,817,958
#	Byd Co., Ltd.	482,000	898,329
*	China Aerospace International Holdings, Ltd.	23,505,500	1,340,316
*	China Agri-Industries Holdings, Ltd.	712,000	316,398
* #	China Eastern Airlines Corp., Ltd.	2,194,000	307,155
#	China Everbright International, Ltd.	5,281,800	1,012,871
	China Everbright, Ltd.	372,000	405,909
#	China Gas Holdings, Ltd.	5,841,500	822,470
* #	China High Speed Transmission Equipment Group Co., Ltd.	300,000	351,487
#	China Mengniu Dairy Co., Ltd.	123,000	162,521
* #	China Mining Resources Group, Ltd.	28,069,900	725,422
#	China Power International Development, Ltd.	6,515,200	1,219,805
*	China Power New Energy Development Co., Ltd.	1,080,000	30,446
	China Shineway Pharmaceutical Group, Ltd.	460,200	258,182
	China State Construction International Holdings, Ltd.	3,984,000	616,854
#	China Travel International Investment Hong Kong, Ltd.	21,347,000	3,244,189
#	China Yurun Food Group, Ltd.	2,622,000	3,067,091
	Chongqing Iron and Steel Co., Ltd.	3,824,000	991,685
*	CITIC 21CN Co., Ltd.	4,363,200	71,938
* #	CITIC Resources Holdings, Ltd.	8,560,600	898,134
#	COSCO International Holdings, Ltd.	6,377,000	1,441,105
	COSCO Pacific, Ltd.	566,000	506,298
*	Dachan Food Asia, Ltd.	101,000	12,406
	Denway Motors, Ltd.	1,344,000	400,596
	Digital China Holdings, Ltd.	443,800	124,992
#	Dongfang Electric Co., Ltd.	63,000	139,833

4

*	Enerchina Holdings, Ltd.	7,097,445	91,026
#	First Tractor Co., Ltd.	1,101,176	243,425
*	Fosun International	532,000	173,404
*	Founder Holdings, Ltd.	3,896,900	87,975
#	FU JI Food & Catering Services	1,857,800	846,643
	Great Wall Motor Co., Ltd.	698,500	241,759
*	Great Wall Technology Co., Ltd.	1,912,000	179,408
	Guangdong Investment, Ltd.	5,402,000	2,056,356
	Guangzhou Shipyard International Co., Ltd.	280,000	306,496
#	GZI Transport, Ltd.	2,027,300	577,465
* #	Hidili Industry International Development, Ltd.	309,000	101,155
#	HKC (Holdings), Ltd.	44,989,206	2,512,043
#	Hopson Development Holdings, Ltd.	3,914,000	2,265,723
#	Hunan Non-Ferrous Metal Corp., Ltd.	38,500,000	4,642,293
#	Kingdee International Software Group Co., Ltd.	1,620,000	144,675
*	Kingsoft Corp., Ltd.	179,000	62,078
* #	Kingway Brewery Holdings, Ltd.	8,985,800	800,866
*	KWG Property Holding, Ltd.	969,500	218,729
	Lianhua Supermarket Holdings Co., Ltd.	364,000	376,685
#	Lingbao Gold Co., Ltd.	2,356,000	543,510
#	Lonking Holdings, Ltd.	1,662,000	764,588
	Minmetals Resources, Ltd.	16,002,000	2,214,669
	Nanjing Panda Electronics Co., Ltd.	284,000	35,880
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,046,341
	New World Department Store China, Ltd.	170,000	65,950
*	Qunxing Paper Holdings Co., Ltd.	158,000	32,472
* #	Semiconductor Manufacturing International Corp.	223,591,000	7,794,456
	Shanghai Industrial Holdings, Ltd.	271,000	690,586
#	Shanghai Prime Machinery Co., Ltd.	8,290,000	883,566
	Shenji Kunming Machine Tool Co., Ltd.	195,000	94,802
#	Shenzhen Expressway Co., Ltd.	2,570,000	957,741
#	Shenzhen International Holdings, Ltd.	117,591,800	4,931,269
	Shenzhen Investment, Ltd.	23,664,000	4,026,815
	Shimao Property Holdings, Ltd.	632,500	406,432
#	Shougang Concord International Enterprises Co., Ltd.	11,314,100	1,156,709
* #	Sichuan Expressway Co., Ltd.	1,552,000	257,748
	SinoCom Software Group, Ltd.	2,024,200	135,100
#	Sinolink Worldwide Holdings, Ltd.	26,821,300	1,771,590
*	Sino-Ocean Land Holdings, Ltd.	161,000	79,972
	Skyworth Digital Holdings, Ltd.	24,055,400	1,514,025
	SRE Group, Ltd.	17,842,053	1,220,992
*	Stone Group Holdings, Ltd.	14,452,000	524,617
* #	TCL Communication Technology Holdings, Ltd.	2,898,800	242,992
* #	TCL Multimedia Technology Holdings, Ltd.	5,539,510	807,254
*	Tiangong International Co., Ltd.	42,000	8,446
#	Tianjin Capital Environmental Protection Group Co., Ltd.	2,302,000	375,484
	Tianjin Development Holdings, Ltd.	1,845,800	600,180
* #	Towngas China Co., Ltd.	3,173,000	585,082
	TPV Technology, Ltd.	20,380,000	4,562,917
*	Vinda International Holdings, Ltd.	140,000	41,824
	Weichai Power Co., Ltd.	73,600	140,753
	Weiqiao Textile Co., Ltd.	7,081,500	2,101,234

5

*	Welling Holdings, Ltd.	466,000	8,466
#	Xiamen International Port Co., Ltd.	11,760,000	1,148,796
#	Xinao Gas Holdings, Ltd.	2,178,000	1,949,729
*	Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	59,425
* #	Xinyu Hengdeli Holdings, Ltd.	948,000	126,619
	Xiwang Sugar Holdings Co., Ltd.	9,343,952	1,059,758
	Zhejiang Expressway Co., Ltd.	290,000	164,949
*	Zhejiang Glass Co., Ltd.	1,175,000	197,165
TOTAL COMMON STOCKS			85,725,938

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Rights 02/27/09	96,857	125

TOTAL — CHINA			85,726,063

HUNGARY — (0.4%)
COMMON STOCKS — (0.4%)
*	Danubius Hotel & Spa NYRT	47,091	900,350
* #	Fotex Holding SE Co., Ltd.	119,895	159,661
* #	Pannonplast NYRT	194,795	584,523
* #	RABA Automotive Holding NYRT	324,181	970,721
*	Synergon Information Systems	37,006	64,189
	Zwack Unicum NYRT	1,100	60,737

TOTAL — HUNGARY			2,740,181

INDIA — (8.1%)
COMMON STOCKS — (8.1%)
*	3M India, Ltd.	4,899	94,122
*	Abhishek Industries, Ltd.	216,492	31,144
	Adlabs Films, Ltd.	66,472	226,332
	Ador Welding, Ltd.	17,588	30,016
	Aftek, Ltd.	125,900	22,600
*	Agro Tech Foods, Ltd.	39,674	81,383
	Ajmera Realty & Infra India	111,700	72,562
	Alembic, Ltd.	329,290	207,478
	Alok Industries, Ltd.	315,146	99,010
	Ansal Properties & Infrastructure, Ltd.	196,315	106,222
	Apollo Hospitals Enterprise, Ltd.	124,821	1,017,761
	Apollo Tyres, Ltd.	880,050	312,573
*	Aptech, Ltd.	69,254	123,577
*	Arvind Mills, Ltd.	279,573	79,497
*	Asahi India Glass, Ltd.	307,030	253,790
	Ashapura Minechem, Ltd.	134,220	56,352
	Ashok Leyland, Ltd.	417,722	118,559
	Asian Hotels, Ltd.	26,208	127,333
	Aurobindo Pharma, Ltd.	108,294	349,362
	Automotive Axles, Ltd.	19,185	32,007
	Avaya GlobalConnect, Ltd.	27,160	38,445
	Aventis Pharma, Ltd.	23,466	416,932
	Bajaj Auto Finance, Ltd.	54,772	64,669

6

	Bajaj Hindusthan, Ltd.	81,444	94,513
	Balaji Telefilms, Ltd.	131,073	117,575
	Ballarpur Industries, Ltd.	1,021,629	303,953
	Balmer Lawrie & Co., Ltd.	23,290	104,098
	Balrampur Chini Mills, Ltd.	876,659	1,056,124
	Bank of Maharashtra, Ltd.	660,031	304,857
	Bank of Rajasthan, Ltd.	258,218	190,586
	Bannari Amman Sugars, Ltd.	15,919	258,709
	Bata India, Ltd.	86,199	153,541
	BEML, Ltd.	8,967	61,367
*	Bengal and Assam Co., Ltd. - Private C	3,943	3,374
	Berger Paints India, Ltd.	577,884	383,036
	Bharati Shipyard, Ltd.	44,652	57,294
	Bhushan Steel & Strips, Ltd.	82,431	478,134
	Birla Corp., Ltd.	124,628	352,276
	Blue Dart Express, Ltd.	16,011	135,197
	Blue Star, Ltd.	130,203	391,107
	Bombay Burmah Trading Co.	10,000	25,520
	Bombay Dyeing & Manufacturing Co., Ltd.	56,142	168,647
*	Bombay Rayon Fashions, Ltd.	37,443	80,063
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	258,028
	Britannia Industries, Ltd.	30,375	849,782
	Cadila Healthcare, Ltd.	65,306	328,023
*	Cambridge Solutions, Ltd.	130,152	198,484
	Carborundum Universal, Ltd.	152,175	269,544
*	Carnation Nutral Analogue Foods, Ltd.	17,414	26,279
	Century Enka, Ltd.	37,178	38,953
	CESC, Ltd.	164,998	768,715
	Chambal Fertilizers & Chemicals, Ltd.	637,986	494,473
*	Chemplast Sanmar, Ltd.	79,745	6,293
	Chennai Petroleum Corp., Ltd.	231,113	516,855
*	Chi Investments, Ltd.	27,539	8,657
	Cholamandalam DBS Finance, Ltd.	42,010	29,216
	City Union Bank, Ltd.	504,250	136,969
	Clariant Chemicals (India), Ltd.	25,417	75,773
	CMC, Ltd.	29,521	183,807
	Coromandel Fertilisers, Ltd.	236,478	515,433
*	Corporation Bank	24,000	88,365
	Cranes Software International, Ltd.	182,944	273,818
	Crisil, Ltd.	10,145	473,006
	Dalmia Cement (Bharat), Ltd.	60,289	95,208
	DCM Shriram Consolidated, Ltd.	258,455	139,983
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	188,599
	Dishman Pharmaceuticals & Chemicals, Ltd.	160,467	363,474
	E.I.D. - Parry (India), Ltd.	178,726	512,321
	Eicher Motors, Ltd.	51,963	230,960
	EIH, Ltd.	136,145	269,662
	Elder Pharmaceuticals, Ltd.	45,749	208,537
	Electrosteel Casings, Ltd.	384,060	116,879
	Elgi Equipments, Ltd.	112,237	70,530
	Esab India, Ltd.	31,753	156,250
*	Escorts, Ltd.	105,268	78,168

7

	Essel Propack, Ltd.	229,455	63,668
*	Eveready Industries (India), Ltd.	149,446	47,752
	Exide Industries, Ltd.	1,026,382	844,194
	FAG Bearings (India), Ltd.	26,817	122,254
	FDC, Ltd.	423,054	240,982
	Federal Bank, Ltd.	279,298	787,010
	Finolex Cables, Ltd.	253,437	102,322
	Finolex Industries, Ltd.	229,394	132,197
	Gammon India, Ltd.	141,799	184,557
	Geodesic, Ltd.	144,811	116,226
	Geometric, Ltd.	103,884	37,533
	GHCL, Ltd.	159,986	91,166
	Gillette India, Ltd.	8,591	123,832
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	667,158
	Godfrey Phillips India, Ltd.	2,778	48,818
	Godrej Consumer Products, Ltd.	295,660	791,667
*	Goetze (India), Ltd.	60,504	44,420
	Graphite India, Ltd.	221,802	126,268
	Greaves Cotton, Ltd.	123,608	170,077
*	GTL Infrastructure, Ltd.	516,486	311,431
	GTL, Ltd.	172,195	776,163
	Gujarat Alkalies & Chemicals, Ltd.	135,835	182,596
	Gujarat Ambuja Exports, Ltd.	180,510	61,676
	Gujarat Fluorochemicals, Ltd.	164,960	205,029
	Gujarat Gas Co., Ltd.	85,660	405,431
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	288,108
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	228,496
	H.E.G., Ltd.	76,619	163,757
	HCL Infosystems, Ltd.	280,963	505,278
	Hexaware Technologies, Ltd.	166,745	67,511
	Hikal, Ltd.	17,498	66,891
*	Himachal Futuristic Communications, Ltd.	705,174	115,377
*	Himatsingka Seide, Ltd.	115,558	54,506
	Hinduja Global Solutions, Ltd.	36,075	96,232
	Hinduja Ventures, Ltd.	36,075	89,853
	Hindustan Construction Co., Ltd.	512,201	455,800
*	Hindustan Motors, Ltd.	280,005	69,503
	Hindustan Oil Exploration Co., Ltd.	68,322	75,977
	Hindustan Sanitaryware & Industries, Ltd.	69,904	42,481
	Honeywell Automation India, Ltd.	6,781	106,502
	Hotel Leelaventure, Ltd.	580,370	211,717
	ICI India, Ltd.	50,985	417,716
	India Cements, Ltd.	139,088	285,725
	India Glycols, Ltd.	47,189	54,117
	Indian Hotels Co., Ltd.	387,009	313,911
	Indo Rama Synthetics (India), Ltd.	136,867	37,636
	Indoco Remedies, Ltd.	12,300	29,228
	IndusInd Bank, Ltd.	447,357	299,166
	INEIS ABS India, Ltd.	23,441	39,052
	Infomedia 18, Ltd.	23,790	32,319
	Infotech Enterprises, Ltd.	87,418	152,123
	Ipca Laboratories, Ltd.	50,588	355,441

8

*	Ispat Industries, Ltd.	930,933	191,555
	IVRCL Infrastructures & Projects, Ltd.	107,789	236,665
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	100,475
	Jain Irrigation Systems, Ltd.	111,368	754,390
	Jammu & Kashmir Bank, Ltd.	74,481	440,340
	JBF Industries, Ltd.	99,101	65,969
*	Jet Airways (India), Ltd.	15,491	55,856
	Jindal Poly Films, Ltd.	29,404	169,506
	Jindal Saw, Ltd.	73,518	284,240
	JK Tyre and Industries, Ltd.	67,734	49,063
	JSL, Ltd.	232,194	177,453
	Jubilant Organosys, Ltd.	91,504	221,997
	Jyoti Structures, Ltd.	116,466	143,699
	K.S.B. Pumps, Ltd.	15,895	70,839
	Kajaria Ceram	52,155	28,969
	Karnataka Bank, Ltd.	198,190	285,582
	Karur Vysya Bank, Ltd.	103,349	445,237
	KEC International, Ltd.	50,258	163,785
	Kesoram Industries, Ltd.	83,108	192,307
	Kirloskar Oil Engines, Ltd.	374,592	264,608
	KPIT Cummins Infosystems, Ltd.	107,009	47,686
*	KS Oils, Ltd.	154,017	132,633
	Lakshmi Machine Works, Ltd.	5,560	58,369
	LIC Housing Finance, Ltd.	148,431	669,787
	Macmillan India, Ltd.	479	484
*	Macmillan Publishers India	479	436
	Madras Cements, Ltd.	51,240	67,410
	Maharashtra Scooters, Ltd.	4,550	6,183
	Maharashtra Seamless, Ltd.	99,628	254,122
	Mahindra Lifespace Developers, Ltd.	56,900	147,666
	Mangalam Cement, Ltd.	49,704	48,839
	Marico, Ltd.	901,020	1,056,333
	Mastek, Ltd.	59,764	173,583
*	Matrix Laboratories, Ltd.	400,039	695,180
*	MAX India, Ltd.	261,485	602,408
	Megasoft, Ltd.	21,301	6,830
	Mercator Lines, Ltd.	350,017	194,129
	Merck, Ltd.	20,256	127,271
	Micro Inks, Ltd.	11,233	23,792
	Monnet Ispat, Ltd.	67,091	191,080
	Monsanto India, Ltd.	11,378	298,329
	Moser Baer (India), Ltd.	372,370	477,725
	Motherson Sumi Systems, Ltd.	666,405	802,265
	Mphasis, Ltd.	214,746	647,324
	MRF, Ltd.	7,798	267,865
	Mukand, Ltd.	111,752	48,214
	Mukta Arts, Ltd.	672	598
*	Mysore Cements, Ltd.	274,729	78,552
	Nagarjuna Construction Co., Ltd.	309,858	321,554
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	272,853
	Nahar Capital & Financial Services, Ltd.	31,896	13,179
	Nahar Poly Films, Ltd.	45,938	7,825

9

	Nahar Spinning Mills, Ltd.	67,990	28,833
	Navneet Publications (India), Ltd.	67,988	55,862
*	NELCO, Ltd.	28,769	15,419
	NIIT Technologies, Ltd.	114,330	123,804
	NIIT, Ltd.	340,635	152,173
	Nirma, Ltd.	28,800	56,994
	NOCIL, Ltd.	201,948	47,478
	Nucleus Software Exports, Ltd.	42,062	40,623
	OCL India, Ltd.	56,194	56,737
*	OCL Iron & Steel, Ltd.	168,582	13,410
*	Octav Investments, Ltd.	4,020	960
	Omax Autos, Ltd.	40,939	14,007
	Opto Circuits India, Ltd.	327,482	577,304
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	165,421
	Orient Paper and Industries, Ltd.	296,620	126,553
	Panacea Biotec, Ltd.	119,514	125,384
	Pantaloon Retail India, Ltd.	2,575	8,416
*	Pantaloon Retail India, Ltd.- Class B	257	—
	Patel Engineering, Ltd.	97,383	288,549
	Petronet LNG, Ltd.	624,101	465,196
	Pfizer, Ltd.	69,704	741,526
	Pidilite Industries, Ltd.	481,710	950,651
	Polaris Software Lab, Ltd.	157,531	155,429
	Praj Industries, Ltd.	268,545	298,816
	Pricol, Ltd.	132,536	21,637
	Prism Cements, Ltd.	596,393	204,558
	PSL, Ltd.	63,467	91,739
	PTC India, Ltd.	264,901	359,771
	Punjab Tractors, Ltd.	28,848	56,290
*	PVP Ventures, Ltd.	13,697	2,821
	Radico Khaitan, Ltd.	156,080	225,177
	Rain Commodities, Ltd.	76,883	102,936
	Rallis India, Ltd.	19,769	151,637
*	Rama Newsprint & Papers, Ltd.	83,017	21,538
	Raymond, Ltd.	98,113	180,805
	REI Agro, Ltd.	61,330	706,236
*	Rei Six Ten Retail, Ltd.	45,997	—
	Reliance Industrial Infrastructure, Ltd.	24,104	151,231
	Rico Auto Industries, Ltd.	202,391	34,745
	Rolta India, Ltd.	266,216	497,555
	Ruchi Soya Industries, Ltd.	371,710	173,894
*	Sakthi Sugars, Ltd.	61,507	43,453
*	SEAMEC, Ltd.	58,658	47,641
	Shanthi Gears, Ltd.	79,510	51,861
	Shriram Transport Finance Co., Ltd.	301,310	1,134,178
*	Sicagen India, Ltd.	41,648	3,319
*	Sical Logistics, Ltd.	41,648	20,265
	SKF India, Ltd.	95,810	266,376
	Solectron Centum Electronics, Ltd.	9,432	5,932
	Solectron EMS India, Ltd.	9,432	5,263
	Sona Koyo Steering Systems, Ltd.	348,120	56,011
	Sonata Software, Ltd.	155,438	50,635

10

	South India Bank, Ltd.	163,780	167,028
	SREI Infrastructure Finance, Ltd.	165,360	118,468
	SRF, Ltd.	101,277	132,680
	Sterling Biotech, Ltd.	469,728	1,522,218
	Sterlite Technologies, Ltd.	95,694	123,499
*	Strides Arcolab, Ltd.	64,472	91,392
	Subros, Ltd.	109,780	33,310
*	Sun Pharma Advanced Research Co., Ltd.	66,386	63,833
	Sundaram-Clayton, Ltd.	3,890	5,139
	Sundram Fastners, Ltd.	465,052	140,930
	Supreme Industries, Ltd.	22,265	50,973
	Supreme Petrochem, Ltd.	144,830	31,800
	Swaraj Engines, Ltd.	3,100	6,474
	Syndicate Bank	375,000	464,292
	Taj GVK Hotels and Resorts, Ltd.	83,666	76,477
	Tata Elxsi, Ltd.	51,574	90,623
	Tata Investment Corp., Ltd.	50,540	227,129
	Tata Metaliks, Ltd.	42,871	64,383
	Tata Tea, Ltd.	2,455	30,138
*	Teledata Marine Solutions, Ltd.	152,395	106,782
*	Teledata Technology Solution	152,395	106,782
	Texmaco, Ltd.	215,690	218,662
	Thomas Cook (India), Ltd.	134,500	96,117
	Titan Industries, Ltd.	14,800	275,148
	Torrent Pharmaceuticals, Ltd.	194,766	519,229
	Trent, Ltd.	18,895	120,872
	Tube Investments of India, Ltd.	338,984	229,677
	TVS Motor Co., Ltd.	92,814	31,093
*	UCO Bank	216,031	121,238
	Unichem Laboratories, Ltd.	52,347	159,754
	Usha Martin, Ltd.	433,015	204,913
*	Uttam Galva Steels, Ltd.	127,929	87,662
	Vardhman Textiles, Ltd.	76,291	89,755
	Varun Shipping Co.	261,746	247,493
	Vesuvius India, Ltd.	12,502	19,803
	WABCO-TVS (India), Ltd.	3,890	9,232
*	Welspun India, Ltd.	92,659	30,392
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	416,238
	Wockhardt, Ltd.	52,983	110,109
	Wyeth, Ltd.	40,457	348,454
	Zensar Technologies, Ltd.	41,117	57,720
	Zuari Industries, Ltd.	55,762	155,277
TOTAL COMMON STOCKS			56,454,867

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	27,862

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 05/06/09	9,548	2,061

TOTAL — INDIA			56,484,790

11

INDONESIA — (1.9%)
COMMON STOCKS — (1.9%)
	PT Asahimas Flat Glass Tbk	983,000	105,304
*	PT Bakrieland Development Tbk	13,345,750	69,192
*	PT Bank Pan Indonesia Tbk	26,324,875	1,202,666
*	PT Batu Buana Tbk	77,715	376
	PT Berlian Laju Tanker Tbk	9,636,700	396,649
	PT Bhakti Investama Tbk	23,571,100	337,205
	PT Budi Acid Jaya Tbk	5,947,000	64,627
*	PT Charoen Pokphand Indonesia Tbk	7,595,500	285,983
*	PT Ciputra Surya Tbk	1,642,000	29,318
	PT Citra Marga Nusaphala Persada Tbk	6,995,000	550,189
*	PT Clipan Finance Indonesia Tbk	3,133,000	39,301
*	PT Davomas Adabi Tbk	41,920,000	230,463
*	PT Delta Dunia Petronda Tbk	12,220,000	547,645
*	PT Dynaplast Tbk	1,038,000	66,585
*	PT Energi Mega Persada Tbk	21,237,000	125,737
	PT Enseval Putera Megatrading Tbk	17,915,000	536,181
*	PT Ever Shine Textile Tbk	4,029,640	20,715
*	PT Global Mediacom Tbk	5,770,000	84,684
*	PT Hanson International Tbk	5,038,000	22,135
*	PT Hero Supermarket Tbk	33,000	11,599
*	PT Holcim Indonesia Tbk	9,852,500	493,827
	PT Indo-Rama Synthetics Tbk	485,000	19,915
*	PT Intiland Development Tbk	2,097,400	64,507
	PT Jaya Real Property Tbk	1,967,500	86,451
	PT Kalbe Farma Tbk	14,904,238	599,611
*	PT Kawasan Industry Jababeka Tbk	141,003,000	611,183
*	PT Keramika Indonesia Assosiasi Tbk	100,000	2,329
*	PT Lippo Karawaci Tbk	35,036,250	2,550,596
	PT Matahari Putra Prima Tbk	2,543,000	124,556
	PT Mayorah Indah Tbk	2,473,500	215,715
*	PT Medco Energi International Tbk	3,192,500	469,045
	PT Mitra Adiperkasa Tbk	3,015,000	89,227
*	PT Modern Photo Tbk	40,000	615
	PT Mustika Ratu Tbk	193,000	2,516
*	PT Pakuwon Jati Tbk	409,500	5,158
*	PT Panasia Indosyntec Tbk	79,000	2,777
*	PT Panin Insurance Tbk	6,609,000	99,985
*	PT Panin Life Tbk	20,149,000	129,955
*	PT Petrosea Tbk	15,000	5,491
*	PT Pioneerindo Gourmet International Tbk	29,000	1,019
*	PT Polychem Indonesia Tbk	7,443,500	40,761
*	PT Prasidha Aneka Niaga Tbk	84,000	738
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	316
	PT Ramayana Lestari Sentosa Tbk	14,295,000	572,077
	PT Samudera Indonesia Tbk	223,000	52,759
	PT Selamat Semp Tbk	1,920,000	60,738
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	163,895
*	PT Sumalindo Lestari Jaya Tbk	250	5

12

	PT Summarecon Agung Tbk	16,534,532	228,262
*	PT Sunson Textile Manufacturer Tbk	2,325,500	51,088
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	734
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	134,635
*	PT Suryamas Dutamakmur Tbk	125,000	1,098
*	PT Texmaco Jaya Tbk	93,000	24,108
	PT Timah Tbk	8,795,000	822,312
	PT Trias Sentosa Tbk	38,725,600	574,987
	PT Trimegah Sec Tbk	9,961,000	77,027
	PT Tunas Ridean Tbk	3,838,000	180,805
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	24,209
	PT Unggul Indah Cahaya Tbk	48,239	11,763

TOTAL — INDONESIA			13,323,349

ISRAEL — (2.3%)
COMMON STOCKS — (2.3%)
	Africa-Israel Investments, Ltd.	7,943	58,328
	Alony Hetz Properties & Investments, Ltd.	229,186	268,723
*	Alvarion, Ltd.	16,252	54,767
	Analyst IMS Investment Management Services, Ltd.	700	1,832
*	AudioCodes, Ltd.	111,296	186,147
*	AudioCodes, Ltd. ADR	82,926	141,803
	Azorim Investment Development & Construction Co., Ltd.	58,001	95,992
*	Baran Group, Ltd.	9,500	26,704
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square-Israel, Ltd.	100,987	697,274
	Clal Insurance Enterprise Holdings, Ltd.	267,547	1,564,480
*	Compugen, Ltd.	11,938	7,307
	Dan Vehicle & Transportation	49,939	155,734
	Delek Automotive Systems, Ltd.	37,228	202,691
	Delek Drilling LP, Ltd.	799,658	583,076
*	Delta-Galil Industries, Ltd.	31,300	45,968
	Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	64,533
	Elbit Medical Imaging, Ltd.	37,507	478,604
	Electra (Israel), Ltd.	5,396	299,062
*	Feuchtwanger Investments, Ltd.	4,200	12
*	First International Bank of Israel, Ltd. (6123804)	456,181	576,772
*	First International Bank of Israel, Ltd. (6123815)	26,108	160,004
	FMS Enterprises Migun, Ltd.	10,169	153,030
	Formula Systems, Ltd.	18,238	73,615
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,131,356
*	Granite Hacarmel Investments, Ltd.	19,200	34,779
*	Hadera Paper, Ltd.	8,541	271,780
*	Hamlet (Israel-Canada), Ltd.	6,342	15,248
*	Harel Insurance Investments & Finances, Ltd.	106,806	2,357,924
*	Hot-Cable Systems Media, Ltd.	68,469	422,239
*	Housing & Construction Holding Co., Ltd.	815,326	618,058
	IBI Investment House, Ltd.	6,530	23,933
	Industrial Building Corp., Ltd.	276,524	358,683

13

	Israel Discount Bank Series A	740,303	565,246
	Ituran Location & Control, Ltd.	21,033	173,590
*	Jerusalem Oil Exploration, Ltd.	14,516	112,164
*	Knafaim Arkia Holdings, Ltd.	27,233	124,698
	Leader Holding & Investments, Ltd.	74,777	21,754
*	Magic Software Enterprises, Ltd.	43,946	50,845
*	Menorah Mivtachim Holdings, Ltd.	5,000	25,499
*	Mer Industries, Ltd.	19,959	75,873
*	Metalink, Ltd.	43,556	7,439
*	Metis Capital, Ltd.	1,079	2,260
	Middle East Tube Co., Ltd.	13,500	15,653
	Migdal Insurance Holdings, Ltd.	51,072	41,636
*	Mivtach Shamir Holdings, Ltd.	16,251	190,245
*	Naphtha Israel Petroleum Corp.	21,125	38,172
*	Neto M.E. Holdings, Ltd.	6,938	91,243
	O.R.T. Technologies, Ltd.	6,000	23,901
*	OCIF Investments and Development, Ltd.	5,002	15,885
	Oil Refineries, Ltd.	1,181,421	280,527
*	Orckit Communications, Ltd.	125,396	377,186
	Osem Investment, Ltd.	1	7
*	Retalix, Ltd.	11,628	65,010
	Scailex Corp., Ltd.	60,694	435,199
	Spectronix, Ltd.	9,752	20,848
*	Suny Electronic, Ltd.	24,470	43,728
	Super-Sol, Ltd. Series B	449,336	1,409,083
*	The Israel Land Development Co., Ltd.	34,759	62,180
*	Tower Semiconductor, Ltd.	827,655	134,726
*	TTI Team Telecom International, Ltd. ADR	21,390	14,545
*	Union Bank of Israel, Ltd.	168,258	304,108
	Urdan Industries, Ltd.	303,535	106,570
*	VeriFone Holdings, Inc.	1	2

TOTAL — ISRAEL			15,960,280

MALAYSIA — (5.5%)
COMMON STOCKS — (5.5%)
	A&M Realty Berhad	130,000	13,153
	Acoustech Berhad	170,200	33,891
	Aeon Co. Berhad	974,200	1,077,377
*	AMBD Berhad	2,148,100	61,954
	Amway (Malaysia) Holdings Berhad	396,700	769,685
	Ancom Berhad	400,500	57,490
	Ann Joo Resources Berhad	981,750	310,622
*	Anson Perdana Berhad	10,000	125
	APM Automotive Holdings Berhad	215,100	90,342
*	Asas Dunia Berhad	173,000	27,080
*	Asia Pacific Land Berhad	1,888,600	127,664
	Bandar Raya Developments Berhad	1,190,200	350,894
	Berjaya Corp. Berhad	4,994,500	706,987
	Berjaya Land Berhad	1,067,000	951,972
	Bernas Padiberas Nasional Berhad	1,175,200	410,795
	Bimb Holdings Berhad	894,600	206,434

14

	Bolton Properties Berhad	674,600	148,217
	Boustead Holdings Berhad	644,100	560,576
	Cahya Mata Sarawak Berhad	823,600	260,355
	Carlsberg Brewery Malaysia Berhad	655,600	651,824
	Chemical Co. of Malaysia Berhad	472,600	284,391
	Chin Teck Plantations Berhad	33,000	54,222
	Choo Bee Metal Industries Berhad	26,000	8,653
	Cycle & Carriage Bintang Berhad	15,000	8,165
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	40,503
	DNP Holdings Berhad	544,400	105,529
	DRB-Hicom Berhad	1,244,700	258,462
	Dreamgate Corp. Berhad	2,061,200	84,501
	Dutch Lady Milk Industries Berhad	125,700	316,148
	Eastern & Oriental Berhad (6468754)	830,200	139,497
	Eastern & Oriental Berhad (B19ZLW1)	36,000	8,507
	Eastern Pacific Industrial Corp. Berhad	218,100	56,709
	ECM Libra Avenue Berhad	1,592,777	166,245
	Encorp Berhad	196,700	34,421
	Eng Kah Corp. Berhad	32,000	23,149
	Esso Malaysia Berhad	420,600	250,805
	Faber Group Berhad	538,000	97,392
	Far East Holdings Berhad	61,500	86,416
*	Fountain View Development Berhad	808,200	49,287
	Fraser & Neave Holdings Berhad	366,000	907,028
	General Corp. Berhad	225,100	39,020
	George Kent (Malaysia) Berhad	124,200	16,898
	GHL Systems Berhad	308,767	14,892
	Globetronics Technology Berhad	2,587,800	107,105
	Glomac Berhad	370,200	50,626
	Gold Is Berhad	279,600	103,857
*	Golden Plus Holdings Berhad	216,000	47,488
	Grand United Holdings Berhad	787,000	92,540
	Guiness Anchor Berhad	897,100	1,276,687
	GuocoLand (Malaysia) Berhad	1,359,800	309,842
	Hap Seng Consolidated Berhad	1,171,900	692,510
	HLG Capital Berhad	100,400	25,045
	Hock Seng Lee Berhad	1,010,300	129,267
	Hong Leong Industries Berhad	605,900	573,750
	Hovid Berhad	1,803,300	76,997
	Hume Industries (Malaysia) Berhad	412,267	339,768
	Hunza Properties Berhad	500,400	171,197
	Hwang-DBS (Malaysia) Berhad	293,200	88,287
*	IJM Land Berhad	1,207,000	238,959
	IJM Plantations Berhad	1,188,700	676,408
*	Insas Berhad	1,642,200	135,157
	Integrated Logistics Berhad	544,300	78,391
*	Jaks Resources Berhad	800,700	94,887
	Jaya Tiasa Holdings Berhad	436,390	204,108
*	Johan Holdings Berhad	190,600	8,276
	JT International Berhad	550,600	694,834
	K & N Kenanga Holdings Berhad	762,300	88,315

15

*	Karambunai Corp. Berhad	5,564,900	83,397
	Keck Seng (Malaysia) Berhad	552,100	450,145
	KFC Holdings (Malaysia) Berhad	562,000	1,159,202
	Kian Joo Can Factory Berhad	1,091,080	349,605
	Kim Hin Industry Berhad	52,000	13,045
	Kim Loong Resources Berhad	221,760	98,279
	KPJ Healthcare Berhad	327,700	231,698
	KrisAssets Holdings Berhad	88,863	67,432
	KSL Holdings Berhad	649,266	109,738
*	Kub Malaysia Berhad	1,353,500	97,792
	Kuchai Development Berhad	87,100	14,547
	Kulim Malaysia Berhad	536,050	722,518
*	Kumpulan Europlus Berhad	1,228,800	74,361
*	Kumpulan Hartanah Selangor Berhad	708,600	68,530
*	Kurnia Asia Berhad	2,485,800	286,175
*	Kwantas Corp. Berhad	343,600	163,425
*	Land & General Berhad	2,091,400	100,213
	Landmarks Berhad	923,400	205,610
*	LBS Bina Group Berhad	680,600	45,864
	Leader Universal Holdings Berhad	1,018,700	118,740
	Leong Hup Holdings Berhad	427,700	96,630
	Lingkaran Trans Kota Holdings Berhad	915,600	464,993
*	Lion Corp Berhad	616,300	33,810
	Lion Industries Corp. Berhad	424,800	75,270
*	MAA Holdings Berhad	346,666	44,455
*	Malaysia Aica Berhad	48,200	6,551
	Malaysia Building Society Berhad	7,000	1,506
	Malaysian Mosaics Berhad	71,460	14,268
	Malaysian Pacific Industries Berhad	339,500	558,892
	Malaysian Resources Corp. Berhad	1,794,366	391,803
*	Mancon Berhad	12,000	2,894
	Manulife Holdings Berhad	100,800	60,642
	Marco Holdings Berhad	2,835,400	76,164
*	Matrix International Berhad	684,000	53,210
	MBM Resources Berhad	322,366	206,010
*	Measat Global Berhad	160,900	46,089
	Media Prima Berhad	1,115,533	296,528
	Mega First Corp. Berhad	361,600	79,046
*	MEMS Technology Berhad	1,917,000	39,303
	Metro Kajang Holdings Berhad	138,900	30,940
*	Minho (M) Berhad	181,100	12,533
	MNRB Holdings Berhad	497,100	418,462
	MTD ACPI Engineering Berhad	601,000	57,688
	Muhibbah Engineering Berhad	750,150	211,406
*	Mulpha International Berhad	2,268,650	250,961
	Multi-Purpose Holdings Berhad	457,000	132,966
	Naim Cendera Berhad	622,300	238,956
*	Narra Industries Berhad	16,000	1,563
	NCB Holdings Berhad	1,147,200	752,925
	New Straits Times Press (Malaysia) Berhad	720,000	204,862
*	Nikko Electronics Berhad	36,600	227
	Notion VTEC Berhad	1,293,600	71,351

16

	NTPM Holdings Berhad	550,600	74,726
	NV Multi Corp. Berhad	430,900	57,710
*	NWP Holdings Berhad	112,000	8,693
	Nylex (Malaysia) Berhad	618,600	89,718
	OKS Property Holdings Berhad	256,835	24,827
	Oriental Holdings Berhad	10,500	14,417
	OSK Holdings Berhad	1,375,271	373,317
	P.I.E. Industrial Berhad	140,100	146,665
*	Pan Malaysia Cement Works Berhad	766,600	20,842
*	Pan Malaysian Industries Berhad	1,389,000	13,390
	Panasonic Manufacturing Malaysia Berhad	157,184	448,582
*	Panglobal Berhad	14,000	7,335
	Paramount Corp. Berhad	24,000	12,700
	PBA Holdings Berhad	274,100	66,398
	Pelikan International Corp. Berhad	599,560	186,391
	PJ Development Holdings Berhad	1,070,900	128,519
	Pos Malaysia & Services Holdings Berhad	84,000	46,978
*	Prime Utilities Berhad	3,000	83
	Protasco Berhad	575,600	87,831
	Puncak Niaga Holdings Berhad	749,520	536,244
	QL Resources Berhad	673,050	454,880
	QSR Brand Berhad	37,333	25,493
*	Ramunia Holdings Berhad	695,447	65,557
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	572,400	61,195
	Sarawak Oil Palms Berhad	179,660	101,383
	Scientex, Inc. Berhad	344,862	92,185
	Selangor Dredging Berhad	1,118,200	122,721
	Shangri-La Hotels (Malaysia) Berhad	171,200	80,305
	SHL Consolidated Berhad	277,400	91,505
	Sime Darby Berhad	488	738
*	South East Asia Lumber, Inc. Berhad	662,000	46,336
	Southern Acids (Malaysia) Berhad	41,000	16,366
	Southern Steel Berhad	502,800	185,439
*	SPK Sentosa Corp. Berhad	274,000	34,056
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	473,030
*	Subur Tiasa Holdings Berhad	386,085	174,786
*	Sunrise Berhad	836,008	301,256
*	Sunway City Berhad	724,900	319,251
	Sunway Holdings Berhad	1,046,000	194,665
	Supermax Corp. Berhad	708,700	183,527
	Suria Capital Holdings Berhad	672,800	141,799
	Symphony House Berhad	269,840	14,077
	Ta Ann Holdings Berhad	409,380	316,494
	TA Enterprise Berhad	2,890,300	487,978
	Tahp Group Berhad	4,000	3,038
*	Talam Corp. Berhad	1,716,350	67,795
	Tamco Corp. Holdings Berhad	38,025	3,307
	Tan Chong Motor Holdings Berhad	1,344,900	463,293
*	Tasek Corp. Berhad	87,600	84,681
	TDM Berhad	355,500	119,801

17

*	Tebrau Teguh Berhad	1,016,400	121,769
	TH Group Berhad	907,000	184,880
	Thong Guan Industries Berhad	215,100	41,454
	Top Glove Corp. Berhad	555,880	686,890
	Tradewinds (Malaysia) Berhad	371,600	296,692
	TRC Synergy Berhad	64,800	19,656
	UAC Berhad	44,715	34,448
	Uchi Technologies Berhad	487,700	122,591
	Unico-Desa Plantations Berhad	1,853,775	307,594
	Unisem (M) Berhad	921,800	150,910
	United Malacca Rubber Estates Berhad	267,400	420,620
	United Malayan Land Berhad	13,000	3,243
	United Plantations Berhad	535,700	1,488,545
	Utusan Melayu (Malaysia) Berhad	144,500	24,087
	VADS Berhad	165,800	346,442
	VS Industry Berhad	427,326	136,276
	Wah Seong Corp. Berhad	1,157,250	318,205
*	WTK Holdings Berhad	1,165,000	252,589
	Yeo Hiap Seng (Malaysia) Berhad	56,760	17,964
	YTL e-Solutions Berhad	3,485,600	287,042
	Yu Neh Huat Berhad	775,916	245,931
	Zelan Berhad	1,146,600	276,278
TOTAL COMMON STOCKS			38,422,207

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	6,499
*	Malayan United Industries Berhad A2	176,957	5,886
TOTAL PREFERRED STOCKS			12,385

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	40,773
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	335
*	OSK Holdings Berhad Warrants 04/05/09	1,696	43
*	Ramunia Holdings Berhad Warrants 12/20/09	1,840	146
*	Salcon Berhad Warrants 05/17/14	130,000	3,964
*	Sunway Holdings Berhad Rights 02/23/09	348,666	—
TOTAL RIGHTS/WARRANTS			45,261

TOTAL — MALAYSIA			38,479,853

MEXICO — (5.8%)
COMMON STOCKS — (5.8%)
#	Alfa S.A.B. de C.V. Series A	125,200	213,412
* #	Alsea de Mexico S.A.B. de C.V.	482,100	169,455
*	Axtel, S.A.B. de C.V.	195,900	81,129
*	Banco Compartamos S.A. de C.V.	259,200	478,988
* #	Carso Infraestructura y Construccion S.A.B. de CV	394,300	161,921
#	Cia Minera Autlan S.A.B. de C.V.	94,400	179,374
	Consorcio ARA S.A.B. de C.V.	219,200	54,925
*	Consorcio Hogar S.A.B. de C.V. Series B	425,370	48,555

18

*	Corporacion GEO S.A.B. de C.V. Series B	1,330,000	1,467,256
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	568,177
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	767
	Corporacion Moctezuma S.A.B. de C.V.	858,200	1,094,306
	Corporativo Fragua S.A.B. de C.V. Series B	31	205
*	Corporativo GBM S.A.B de C.V.	29,028	7,071
* #	Desarrolladora Homex S.A.B. de C.V.	422,300	1,347,381
*	Dine S.A.B. de C.V.	196,367	72,438
#	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	3,401,680
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	12,904
* #	Empresas ICA S.A.B. de C.V.	1,463,608	2,343,028
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	4,553,015
*	Gruma S.A.B. de C.V. ADR	58,800	101,136
* #	Gruma S.A.B. de C.V. Series B	1,253,434	542,646
#	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	416,078
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	440,542
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	1,833,125
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	1,673,717
	Grupo Continental S.A.B. de C.V.	3,323,559	5,089,216
	Grupo Herdez S.A.B. de C.V.	107,000	91,604
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	354,394
*	Grupo Industrial Saltillo S.A.B. de C.V.	243,300	40,473
* #	Grupo Iusacell S.A.B. de C.V.	37,850	63,174
*	Grupo Kuo S.A.B. de C.V. Series B	222,767	72,099
*	Grupo Nutrisa S.A. de C.V.	188	186
	Grupo Posadas S.A. de C.V. Series L	199,000	152,360
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,320
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	165,465
* #	Industrias CH S.A.B. de C.V. Series B	3,280,048	9,200,472
	Mexichem Sab de CV	238,900	174,594
*	Promotora y Operadora de Infraestructura S.A. de C.V.	3,110	3,463
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	459
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,292
*	Savia S.A. de C.V.	610,700	34,005
#	TV Azteca S.A.B. de C.V. Series A	6,581,300	2,290,375
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	902,500	926,540
#	Vitro S.A.B. de C.V.	736,702	233,820
#	Vitro S.A.B. de C.V. Sponsored ADR	415,043	369,388

TOTAL — MEXICO			40,527,930

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	A. Soriano Corp.	3,430,211	155,182
	Aboitiz Equity Ventures, Inc.	6,767,000	806,545
	Alaska Milk Corp.	1,404,000	116,612
*	Bacnotan Consolidated Industries, Inc.	185,549	36,428
*	Belle Corp.	20,937,000	251,019
*	Benpres Holdings Corp.	6,381,000	143,007
	Cebu Holdings, Inc.	2,284,000	70,201
*	Digital Telecommunications Phils., Inc.	15,500,000	325,135

19

	Filinvest Development Corp.	11,428,000	244,440
	Filinvest Land, Inc.	156,257,577	1,357,471
*	First Philippines Holdings Corp.	2,269,900	917,228
	Ginebra San Miguel, Inc.	1,003,200	273,163
*	House of Investments, Inc.	732,000	14,616
*	Ionics, Inc.	769,825	7,313
	Jollibee Food Corp.	640,000	526,608
*	Lepanto Consolidated Mining Co. Series B	2,970,000	4,943
*	Mabuhay Holdings Corp.	516,000	1,525
	Macroasia Corp.	447,500	31,524
	Manila Jockey Club, Inc.	163,277	10,341
*	Manila Mining Corp.	149,300,000	27,752
*	Metro Pacific Corp. Series A	1,827,193	80,231
*	Paxys, Inc.	1,757,280	21,538
*	Philex Mining Corp.	2,688,400	255,360
*	Philippine Bank of Communications	14,726	8,549
*	Philippine National Bank	728,975	212,846
*	Philippine National Construction Corp.	173,000	17,895
	Philippine Savings Bank	356,863	286,274
	Philippine Stock Exchange, Inc.	19,800	55,011
*	Philippine Townships, Inc.	216,267	422
	Republic Glass Holding Corp.	507,500	12,856
	RFM Corp.	9,734,268	51,753
	Robinson’s Land Corp. Series B	1,525,870	148,279
	Security Bank Corp.	320,842	158,254
	Semirara Mining Corp.	266,900	162,580
	Shang Properties, Inc.	1,759,970	36,432
	SM Development Corp.	7,811,320	361,181
	Union Bank of the Philippines	47,500	19,832
*	Universal Rightfield Property Holdings, Inc.	1,062,000	628
	Universal Robina Corp.	3,594,015	534,836
*	Victorias Milling Co., Inc.	139,680	2,566
	Vista Land & Lifescapes, Inc.	647,700	13,354
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			7,761,730

POLAND — (1.9%)
COMMON STOCKS — (1.9%)
	Agora SA	156,140	596,995
*	Alchemia SA	113,938	243,241
*	Amica Wronki SA	24,082	49,554
	Apator SA	24,153	66,051
	Asseco Poland SA	27,615	370,594
*	Bank Przemyslowo Handlowy BPH SA	12,274	122,296
*	Barlinek SA	15,043	6,396
*	Bioton SA	2,362,149	134,262
*	Budimex SA	37,430	591,873
*	Cersanit SA	144,105	373,935
	Ciech SA	8,204	56,193
	Debica SA	29,862	302,743
	Decora SA	9,066	21,205

20

*	Echo Investment SA	1,181,980	652,429
	Elektrobudowa SA	10,608	424,414
	Eurocash SA	160,686	390,496
*	Fabryki Mebli Forte SA	55,216	59,680
*	Farmacol SA	61,368	437,577
*	Ferrum SA	309	394
	Grupa Kety SA	39,137	668,964
*	Grupa Lotos SA	44,240	98,331
	Impexmetal SA	599,390	233,775
*	Koelner SA	14,231	33,302
*	Kroscienskie Huty Szkla Krosno SA	43,176	5,778
*	Lentex SA	24,214	70,012
*	LPP SA	1,283	397,257
*	MNI SA	253,024	161,790
*	Mondi Packaging Paper Swiecie SA	30,048	338,054
	Mostostal Siedlce SA	677,652	476,927
*	Mostostal Warszawa SA	37,200	508,970
	Multimedia Polska SA	64,141	131,089
*	Netia Holdings SA	1,021,505	755,406
*	NG2 SA	64,565	701,219
	Orbis SA	137,403	976,663
	Pekaes SA	24,538	56,233
*	Polska Grupa Farmaceutyczna SA	33,497	179,591
*	Raciborska Fabryka Kotlow SA	245,241	239,710
	Sniezka SA	5,612	35,650
*	Stalexport SA	666,131	365,999
*	Synthos SA	1,813,162	196,245
*	Vistula Group SA	232,490	162,329
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	683,549
	Zaklady Azotowe Pulawy SA	11,032	126,891
	Zaklady Tluszcowe Kruszwica SA	37,250	454,275
	Zelmer SA	12,580	85,078

TOTAL — POLAND			13,043,415

SOUTH AFRICA — (7.1%)
COMMON STOCKS — (7.1%)
	Adcorp Holdings, Ltd.	55,220	123,403
	Advtech, Ltd.	486,983	175,334
	Aeci, Ltd.	194,895	967,032
	Afgri, Ltd.	191,518	91,822
*	Aflease Gold, Ltd.	195,228	29,937
	African Oxygen, Ltd.	159,965	369,903
*	AG Industries, Ltd.	1,647,458	56,468
	Allied Electronics Corp., Ltd.	163,698	380,656
	Allied Technologies, Ltd.	27,806	136,363
	Argent Industrial, Ltd.	37,236	35,370
*	Argility, Ltd.	65,013	—
	Astral Foods, Ltd.	76,673	679,524
	Aveng, Ltd.	640,099	1,635,334
*	Avusa, Ltd.	392,940	681,715
	Barloworld, Ltd.	274,995	898,179

21

	Bell Equipment, Ltd.	158,539	204,483
	Business Connexion Group	229,687	82,933
	Capitec Bank Holdings, Ltd.	83,248	243,211
	Cashbuild, Ltd.	21,666	120,591
	Ceramic Industries, Ltd.	31,493	230,336
*	Cipla Medpro South Africa, Ltd.	59,815	15,180
	City Lodge Hotels, Ltd.	49,919	353,152
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	19,113
	Data Tec, Ltd.	63,282	93,882
	Datacentrix Holdings, Ltd.	20,000	6,014
	Delta Electrical Industries, Ltd.	83,032	74,948
	Dimension Data Holdings P.L.C.	3,458,471	1,780,949
	Distell Group, Ltd.	297,735	1,658,186
*	Distribution & Warehousing Network, Ltd.	246,389	168,379
*	Dorbyl, Ltd.	222,291	129,812
	Durban Roodeport Deep, Ltd.	205,141	141,076
*	ElementOne, Ltd.	325,845	381,144
	Famous Brands, Ltd.	9,678	15,075
	Foschini, Ltd.	291,794	1,296,421
	Gold Reef Resorts, Ltd.	221,948	362,825
	Grindrod, Ltd.	1,607,864	2,084,297
	Group Five, Ltd.	185,829	581,648
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,082,873
	Hudaco Industries, Ltd.	35,654	215,506
	Hulamin, Ltd.	93,729	118,209
	Iliad Africa, Ltd.	294,962	230,230
	Illovo Sugar, Ltd.	144,389	335,669
	Imperial Holdings, Ltd.	390,315	1,948,450
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	1,161,251	4,121,644
*	JSE, Ltd.	156,043	603,188
*	Kap International Holdings, Ltd.	1,834,945	232,815
	Lewis Group, Ltd.	195,252	817,549
*	M Cubed Holdings, Ltd.	385,000	7,543
	Medi-Clinic Corp., Ltd.	267,998	568,136
*	Merafe Resources, Ltd.	4,526,666	309,979
*	Metorex, Ltd.	1,453,388	306,105
	Metropolitan Holdings, Ltd.	1,094,032	1,293,320
	Mr. Price Group, Ltd.	534,122	1,349,440
	Mustek, Ltd.	784,364	214,650
	Mvelaphanda Group, Ltd.	50,330	21,344
	Nampak, Ltd.	652,754	832,820
	Network Healthcare Holdings, Ltd.	849,829	733,678
	New Clicks Holdings, Ltd.	694,856	1,114,951
	Nu-World Holdings, Ltd.	28,894	42,408
	Oceana Group, Ltd.	235,042	527,075
	Omnia Holdings, Ltd.	62,755	304,929
	Peregrine Holdings, Ltd.	284,495	199,295
	PSG Group, Ltd.	145,126	203,967
	Rainbow Chicken, Ltd.	58,476	79,734
*	Randgold & Exploration Co., Ltd.	60,670	—

22

	Raubex Group, Ltd.	155,670	257,116
	Redefine Income Fund, Ltd.	34,692	23,028
	Reunert, Ltd.	419,640	1,932,459
	Santam, Ltd.	54,722	416,566
*	SecureData Holdings, Ltd.	339,582	19,909
	Sentula Mining, Ltd.	825,428	389,558
*	Simmer & Jack Mines, Ltd.	607,057	123,604
	Spur Corp., Ltd.	53,697	39,813
	Sun International, Ltd.	131,171	1,129,093
*	Super Group, Ltd.	3,329,723	501,308
	The Spar Group, Ltd.	375,270	2,007,960
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	625,434	4,046,602
	Trans Hex Group, Ltd.	153,546	28,514
	Trencor, Ltd.	97,601	190,092
	UCS Group, Ltd.	144,872	24,999
	Value Group, Ltd.	321,111	91,229
*	Wesizwe Platinum, Ltd.	359,842	40,558
	Wilson Bayly Holme-Ovcon, Ltd.	190,920	1,802,349
	Woolworths Holdings, Ltd.	1,520,797	1,991,858

TOTAL — SOUTH AFRICA			49,176,817

SOUTH KOREA — (10.7%)
COMMON STOCKS — (10.7%)
*	Aekyung Petrochemical Co., Ltd.	7,150	74,198
*	Asia Cement Manufacturing Co., Ltd.	3,603	104,721
*	Asia Paper Manufacturing Co., Ltd.	8,880	37,435
*	Asiana Airlines, Inc.	176,710	513,762
*	AUK Corp.	2,160	1,991
*	Baek Kwang Mineral Products Co., Ltd.	1,860	17,574
* #	Bing Grae Co., Ltd.	12,140	346,362
*	Bohae Brewery Co., Ltd.	1,100	10,659
	Boo Kook Securities Co., Ltd.	7,410	90,133
*	Boryung Pharmaceutical Co., Ltd.	3,586	60,514
#	Bu Kwang Pharmaceutical Co., Ltd.	26,171	372,258
*	Busan Bank	260,060	1,168,119
*	BYC Co., Ltd.	710	66,090
*	Byuck San Corp.	5,300	29,237
* #	Byuck San Engineering and Construction Co., Ltd.	38,300	59,529
*	C & Heavy Industries Co., Ltd.	22,433	10,230
*	Capro Corp.	50,930	167,743
* #	Celrun Co., Ltd.	22,630	32,577
	Cheil Worldwide, Inc.	8,623	1,117,997
*	Cho Kwang Leather Co., Ltd.	10,640	39,167
*	Cho Kwang Paint Co., Ltd.	12,070	17,336
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	30,021
* #	Chong Kun Dang Pharmaceutical Corp.	22,392	276,177
*	Choongwae Holdings Co., Ltd.	5,482	20,877
*	Choongwae Pharmaceutical Corp.	10,203	67,169
*	Chosun Refractories Co., Ltd.	2,210	120,415
* #	Chungho Comnet Co., Ltd.	2,320	20,934

23

#	CJ CGV Co., Ltd.	28,890	292,817
* #	CJ Corp.	26,223	623,914
*	Cosmochemical Co., Ltd.	14,640	38,976
*	Crown Confectionery Co., Ltd.	1,360	51,692
*	Dae Dong Industrial Co., Ltd.	6,090	68,196
*	Dae Ho Corp.	543	51
*	Dae Hyun Co., Ltd.	51,280	16,360
*	Dae Sang Corp.	34,350	124,078
*	Dae Won Kang Up Co., Ltd.	80,800	90,862
* #	Daeduck Electronics Co., Ltd.	36,917	86,991
* #	Daeduck Industries Co., Ltd.	21,536	74,908
*	Daegu Bank Co., Ltd.	261,800	1,312,732
* #	Daehan City Gas Co., Ltd.	11,541	182,616
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	252,360
* #	Daehan Flour Mills Co., Ltd.	2,110	155,102
	Daehan Synthetic Fiber Co., Ltd.	1,750	75,055
	Daekyo Co., Ltd.	98,400	300,508
* #	Daekyung Machinery & Engineering Co., Ltd.	54,200	59,127
* #	Daelim Industrial Co., Ltd.	56,180	1,863,221
*	Daelim Trading Co., Ltd.	17,730	52,388
*	Daesang Holdings Co., Ltd.	7,072	11,847
* #	Daesung Industrial Co., Ltd.	6,130	265,180
* #	Daewoo Motor Sales Corp.	31,830	137,779
	Daewoong Co., Ltd.	6,546	82,666
#	Daewoong Pharmaceutical Co., Ltd.	10,853	387,374
*	Dahaam E-Tec Co., Ltd.	2,200	46,392
	Daishin Securities Co., Ltd.	91,200	1,065,478
* #	Daiyang Metal Co., Ltd.	22,400	25,881
* #	Daou Technology, Inc.	56,480	230,103
*	Digital Power Communications Co., Ltd.	50,540	30,948
*	Dong Ah Tire Industrial Co., Ltd.	22,245	100,709
	Dong Bu Insurance Co., Ltd.	42,460	437,687
*	Dong IL Rubber Belt Co., Ltd.	13,290	15,171
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	216,696
* #	Dong-A Pharmaceutical Co., Ltd.	18,194	1,157,431
*	Dongbang Agro Co., Ltd.	19,470	87,592
*	Dongbang Transport Logistics Co., Ltd.	26,000	46,536
*	Dongbu Corp.	25,950	114,574
* #	Dongbu HiTek Co., Ltd.	32,873	78,152
#	Dongbu Securities Co., Ltd.	35,541	131,492
* #	Dongbu Steel Co., Ltd.	30,980	123,519
*	Dong-Il Corp.	3,124	112,484
*	Dongil Paper Manufacturing Co., Ltd.	37,700	22,190
* #	Dongwon F&B Co., Ltd.	3,360	61,120
* #	Dongwon Industries Co., Ltd.	3,115	195,553
* #	Dongwon Systems Corp.	138,447	114,288
* #	Dongyang Mechatronics Corp.	44,411	76,230
* #	Doosan Construction & Engineering Co., Ltd.	83,770	336,622
*	DPI Co., Ltd.	8,565	35,778
*	DuzonBIzon Co., Ltd.	29,690	12,404
* #	E1 Corp.	7,720	382,880
*	Eagon Industrial Co., Ltd.	3,120	11,761

24

*	En Paper Manufacturing Co., Ltd.	23,440	28,642
*	e-Starco Co., Ltd.	59,320	19,638
*	F&F Co., Ltd.	21,060	39,412
* #	First Fire & Marine Insurance Co., Ltd.	23,310	80,687
* #	Firstech Co., Ltd.	29,829	28,213
* #	Foosung Co., Ltd.	46,809	100,038
*	Fursys, Inc.	15,560	220,639
*	Gaon Cable Co., Ltd.	4,470	61,674
*	GIIR, Inc.	14,410	99,136
* #	Global & Yuasa Battery Co., Ltd.	16,060	235,714
* #	Green Cross Corp.	6,272	389,441
*	Green Cross Holdings Corp.	1,825	78,961
#	Green Non-Life Insurance Co., Ltd.	4,877	15,688
#	Gwangju Shinsegae Co., Ltd.	1,820	127,847
*	Halla Climate Control Corp.	106,070	532,015
*	Halla Engineering & Construction Corp.	13,160	113,730
* #	Han All Pharmaceutical Co., Ltd.	34,948	60,088
* #	Han Kuk Carbon Co., Ltd.	28,623	111,871
#	Han Yang Securities Co., Ltd.	12,760	73,376
	Handok Pharmaceuticals Co., Ltd.	12,760	101,352
* #	Handsome Corp.	34,799	209,173
* #	Hanil Cement Manufacturing Co., Ltd.	11,411	516,420
*	Hanil Construction Co., Ltd.	8,938	27,578
*	Hanil E-Wha Co., Ltd.	38,970	37,805
*	Hanil Iron & Steel Co., Ltd.	2,450	14,287
* #	Hanjin Transportation Co., Ltd.	13,211	335,095
*	Hankook Cosmetics Co., Ltd.	25,320	44,154
	Hankook Shell Oil Co., Ltd.	1,620	82,313
*	Hankook Synthetics, Inc.	550	38
*	Hankuk Electric Glass Co., Ltd.	3,760	61,012
*	Hankuk Glass Industries, Inc.	12,660	170,971
* #	Hankuk Paper Manufacturing Co., Ltd.	5,840	102,813
* #	Hanmi Pharm Co., Ltd.	14,831	1,152,228
*	Hansae Co., Ltd.	16,560	22,526
*	Hansae Yes24 Holdings Co., Ltd.	5,520	11,843
* #	Hansol Chemical Co., Ltd.	12,170	39,470
* #	Hansol CSN Co., Ltd.	65,160	41,878
* #	Hansol LCD, Inc.	5,777	70,100
* #	Hansol Paper Co., Ltd.	53,310	333,337
* #	Hanssem Co., Ltd.	30,600	130,368
* #	Hanwha Chemical Corp.	155,677	810,948
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	118,677
	Hanwha Securities Co., Ltd.	65,931	344,533
*	Hanwha Timeworld Co., Ltd.	5,120	35,834
*	Hite Holdings Co., Ltd.	12,830	145,778
#	HMC Investment Securities Co., Ltd.	21,374	201,765
* #	Hotel Shilla Co., Ltd.	64,708	592,692
*	HS R&A Co., Ltd.	1,460	4,957
#	Huchems Fine Chemical Corp.	31,846	491,291
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	79,818	282,242
*	Husteel Co., Ltd.	7,220	92,072
*	Hwa Sung Industrial Co., Ltd.	12,520	46,079

25

*	Hwacheon Machinery Works Co., Ltd.	2,200	18,118
*	Hwashin Co., Ltd.	22,220	23,658
* #	Hyosung T & C Co., Ltd.	11,400	395,055
*	Hyundai Auton Co., Ltd.	235,770	482,100
*	Hyundai Cement Co., Ltd.	10,020	86,688
* #	Hyundai Corp.	21,801	250,189
*	Hyundai Department Store Co., Ltd.	21,041	961,204
*	Hyundai DSF Co., Ltd.	7,510	36,245
* #	Hyundai Elevator Co., Ltd.	7,294	299,287
* #	Hyundai H & S Co., Ltd.	6,210	273,975
#	Hyundai Hysco	91,740	418,398
#	Hyundai Marine & Fire Insurance Co., Ltd.	132,660	1,164,870
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	22,164
* #	IHQ, Inc.	22,450	20,701
	Il Dong Pharmaceutical Co., Ltd.	7,553	132,420
*	Il Sung Construction Co., Ltd.	4,300	16,533
	Il Yang Pharmaceutical Co., Ltd.	19,910	235,424
*	Iljin Display Co., Ltd.	2,568	13,533
*	Iljin Electric Co., Ltd.	26,649	74,018
* #	Iljin Holdings Co., Ltd.	27,632	47,691
*	Ilshin Spinning Co., Ltd.	1,730	74,904
* #	Ilsung Pharmaceutical Co., Ltd.	2,040	91,025
	InziControls Co., Ltd.	1,260	1,745
*	IS Dongseo Co., Ltd.	7,558	38,140
* #	ISU Chemical Co., Ltd.	7,920	62,669
* #	Jahwa Electronics Co., Ltd.	16,460	48,597
*	Jeil Pharmaceutical Co.	18,840	73,542
#	Jeonbuk Bank, Ltd.	63,490	204,575
#	Jinheung Mutual Savings Bank Co., Ltd.	24,579	31,382
* #	K.C. Tech Co., Ltd.	26,277	57,033
* #	Keangnam Enterprises, Ltd.	21,653	82,124
* #	KEC Holdings Co., Ltd.	18,229	10,415
*	Kedcom Co., Ltd.	42,070	25,501
* #	KG Chemical Corp.	8,410	35,894
*	KISCO Corp.	10,860	338,489
* #	KISWIRE, Ltd.	16,703	353,030
* #	Kolon Engineering & Construction Co., Ltd.	21,890	99,604
*	Kolon Industries, Inc.	23,890	462,459
	Korea Cast Iron Pipe Co., Ltd.	26,090	48,963
*	Korea Circuit Co., Ltd.	19,330	30,108
*	Korea Cottrell Co., Ltd.	14,960	82,388
* #	Korea Development Co., Ltd.	14,820	60,057
	Korea Development Leasing Corp.	4,545	99,686
#	Korea Electric Terminal Co., Ltd.	14,990	114,220
* #	Korea Export Packing Industries Co., Ltd.	3,990	20,287
*	Korea Flange Co., Ltd.	6,900	33,794
	Korea Investment Holdings Co., Ltd.	15,000	300,296
*	Korea Iron & Steel Co., Ltd.	3,289	124,450
* #	Korea Komho Petrochemical Co., Ltd.	26,400	397,955
*	Korea Line Corp.	13,950	641,660
	Korea Mutual Savings Bank	6,040	66,678
* #	Korea Petrochemical Industry Co., Ltd.	10,960	157,838

26

	Korea Reinsurance Co., Ltd.	185,883	1,261,570
*	Korea Technology Industry Co., Ltd.	97,090	123,320
* #	Korea Zinc Co., Ltd.	17,132	1,091,428
*	Korean Air Terminal Service Co., Ltd.	3,350	63,318
#	Korean French Banking Corp.	66,958	30,290
* #	KP Chemical Corp.	121,051	420,340
	KPX Chemical Co., Ltd.	3,250	93,537
#	KPX Fine Chemical Co., Ltd.	3,171	77,442
	KPX Holdings Corp.	3,008	69,707
* #	KTB Securities Co., Ltd.	80,240	177,425
* #	Kukdo Chemical Co., Ltd.	8,450	121,146
*	Kukdong Oil & Chemicals Co., Ltd.	3,623	29,614
	Kukje Pharm Ind. Co., Ltd.	13,468	21,636
	Kumbi Corp.	670	15,398
* #	Kumho Electronics Co., Ltd.	7,292	116,786
*	Kumho Industrial Co., Ltd.	46,110	454,107
	Kumho Investment Bank	101,210	34,071
* #	Kumho Tire Co., Inc.	90,000	292,646
*	Kumkang Industrial Co., Ltd.	5,810	31,515
*	Kunsul Chemical Industrial Co., Ltd.	7,190	53,643
* #	Kwang Dong Pharmaceutical Co., Ltd.	74,760	162,538
	Kyeryong Construction Industrial Co., Ltd.	10,770	149,279
#	Kyobo Securities Co., Ltd.	44,300	252,738
*	Kyung Dong Navien Co., Ltd.	1,740	23,453
* #	Kyungbang Co., Ltd.	1,100	54,860
*	Kyungdong City Gas Co., Ltd.	2,270	78,593
*	Kyung-in Synthetic Corp.	2,517	27,037
*	Kyungnam Energy Co., Ltd.	28,770	47,789
*	Lee Ku Industrial Co., Ltd.	35,635	26,057
* #	LG Fashion Corp.	36,645	477,699
	LG International Corp.	65,552	851,032
* #	LG Life Sciences, Ltd.	26,935	772,922
#	LIG Insurance Co., Ltd.	79,960	648,619
*	Lotte Chilsung Beverage Co., Ltd.	1,401	876,891
*	Lotte Confectionary Co., Ltd.	990	867,948
* #	Lotte Midopa Co., Ltd.	61,160	336,712
*	Lotte Sam Kang Co., Ltd.	1,770	169,598
* #	LS Industrial Systems Co., Ltd.	35,930	1,223,258
#	Macquarie Korea Infrastructure Fund	24,513	89,788
#	Manho Rope & Wire Co., Ltd.	3,950	34,836
#	Meritz Fire Marine Insurance Co., Ltd.	180,948	459,705
#	Meritz Securities Co., Ltd.	278,555	180,616
	Miwon Commercial Co., Ltd.	1,280	34,233
* #	Moorim Paper Co., Ltd.	21,778	120,548
*	Motonic Corp.	20,900	90,973
* #	Namhae Chemical Corp.	63,074	983,631
* #	Namkwang Engineering & Construction Co., Ltd.	24,512	208,043
*	Namyang Dairy Products Co., Ltd.	745	249,520
*	Nasan Co., Ltd.	23,824	17,262
*	National Plastic Co., Ltd.	3,250	16,551
#	NCsoft Corp.	32,130	1,447,699
*	Nexen Corp.	3,320	44,003

27

	NH Investment & Securities Co., Ltd.	59,219	279,497
* #	Nong Shim Co., Ltd.	4,914	711,103
* #	Nong Shim Holdings Co., Ltd.	5,210	203,775
*	Noroo Paint Co., Ltd.	14,277	24,053
*	ON*Media Corp.	106,370	141,885
* #	ORION Corp.	7,780	787,818
*	Ottogi Corp.	3,910	374,216
*	Pacific Corp.	6,730	449,735
*	Pacific Pharmaceutical Co., Ltd.	2,030	39,367
*	PaperCorea, Inc.	13,740	59,961
	Pohang Coated Steel Co., Ltd.	6,320	73,483
*	Poong Lim Industrial Co., Ltd.	31,880	42,798
* #	Poongsan Corp.	34,931	252,260
* #	Poongsan Holdings Corp.	6,567	53,737
*	Prime Entertainment Co., Ltd.	2,676	1,165
*	Pulmuone Co., Ltd.	2,916	169,388
*	Pum Yang Construction Co., Ltd.	8,260	56,952
* #	Pusan City Gas Co., Ltd.	14,730	185,736
*	Pyung Hwa Holdings Co., Ltd.	3,205	2,419
*	Pyung Hwa Industrial Co., Ltd.	1,116	1,145
*	S&T Corp.	93	1,127
* #	S&T Daewoo Co., Ltd.	12,330	82,521
* #	S&T Dynamics Co., Ltd.	37,642	237,240
* #	S&T holdings Co, Ltd.	31,368	116,297
	S1 Corp.	28,093	959,389
*	Saehan Industries, Inc.	65,180	336,747
*	Saehan Media Corp.	15,530	12,106
* #	Sajo Industries Co., Ltd.	5,990	94,291
*	Sajodaerim Corp.	4,770	42,044
* #	Sam Jin Pharmaceutical Co., Ltd.	25,658	278,587
* #	Sam Kwang Glass Industrial Co., Ltd.	4,820	65,458
*	Sam Whan Camus Co., Ltd.	5,270	18,774
*	Sam Yung Trading Co., Ltd.	13,450	27,043
* #	Sambu Construction Co., Ltd.	10,903	156,965
* #	Samchully Co., Ltd.	5,480	472,166
* #	Samho International Co., Ltd.	12,681	25,715
*	Samhwa Crown and Closure Co., Ltd.	730	7,937
*	Samhwa Paints Industrial Co., Ltd.	26,400	64,537
*	Samick Musical Instruments Co., Ltd.	146,160	58,586
*	Samsung Climate Control Co., Ltd.	6,810	26,072
	Samsung Fine Chemicals Co., Ltd.	37,500	1,148,715
*	Samwhan Corp.	13,660	106,727
* #	Samyang Corp.	8,990	180,023
* #	Samyang Foods Co., Ltd.	7,360	78,951
*	Samyang Genex Co., Ltd.	4,026	180,336
*	Samyang Tongsang Co., Ltd.	1,760	21,374
* #	Samyoung Electronics Co., Ltd.	17,870	98,061
* #	Seah Besteel Corp.	21,720	236,144
*	SeAH Holdings Corp.	4,160	188,787
*	SeAH Steel Corp.	5,500	168,588
*	Sebang Co., Ltd.	15,655	113,450
*	Sejong Industrial Co., Ltd.	21,610	53,733

28

* #	Seoul City Gas Co., Ltd.	3,590	142,702
#	Seoul Securities Co., Ltd.	447,434	332,621
* #	Serim Paper Manufacturing Co., Ltd.	24,240	93,582
* #	Sewon Cellontech Co., Ltd.	50,071	239,641
*	SGWICUS Corp.	16,060	14,838
*	SH Chemical Co., Ltd.	148,722	40,033
*	Shin Won Corp.	60,100	48,190
	Shin Young Securities Co., Ltd.	10,600	220,001
*	Shinhan Engineering & Construction Co., Ltd.	3,676	26,152
*	Shinil Engineering Co., Ltd.	4,010	9,381
*	Shinpoong Pharmaceutical Co., Ltd.	4,680	58,101
	Shinsegae Engineering & Construction Co., Ltd.	2,990	27,317
*	Shinsung Engineering Co., Ltd.	7,604	18,023
*	Shinsung FA Co., Ltd.	7,604	15,984
* #	Shinsung Holdings Co., Ltd.	15,210	66,825
* #	Sindo Ricoh Co., Ltd.	11,169	424,372
* #	SJM Co., Ltd.	22,510	51,417
#	SK Chemicals Co., Ltd.	22,820	548,155
	SK Energy Co., Ltd.	12	684
	SK Gas Co., Ltd.	9,960	363,147
* #	SKC Co., Ltd.	36,520	343,654
	SL Corp.	19,820	36,859
#	Solomon Mutual Savings Bank	11,267	17,480
*	Songwon Industrial Co., Ltd.	12,420	38,846
*	Ssangyong Cement Industry Co., Ltd.	79,381	343,523
*	Ssangyong Corp.	8,372	36,497
* #	Ssangyong Motor Co.	137,030	131,607
* #	STX Corp.	31,266	443,393
* #	STX Engine Co., Ltd.	42,322	678,128
*	STX Shipbuilding Co., Ltd.	104,630	1,058,834
*	Suheung Capsule Co., Ltd.	16,030	59,783
*	Sung Shin Cement Co., Ltd.	16,490	45,189
*	Sungchang Enterprise Holdings, Ltd.	6,150	82,011
* #	Sungwon Corp.	49,310	126,172
*	Sunjin Co., Ltd.	2,840	38,338
#	Sunkyong Securities Co., Ltd.	382,400	403,871
*	Tae Kwang Industrial Co., Ltd.	880	580,307
*	Tae Kyung Industrial Co., Ltd.	29,140	75,128
	Taegu Department Store	13,040	71,667
* #	Taeyoung Engineering & Construction	90,740	292,363
*	Tai Han Electric Wire Co., Ltd.	46,650	518,717
*	Tai Lim Packaging Industries Co., Ltd.	62,000	29,811
*	TCC Steel	3,269	27,748
* #	Tec & Co.	25,071	34,123
*	Telcoware Co., Ltd.	9,000	40,342
* #	Tong Yang Major Corp.	70,586	126,397
#	Tong Yang Securities, Inc.	146,666	779,261
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc.	13,298	23,002
*	TS Corp.	5,500	227,462
* #	Uangel Corp.	12,280	56,504
*	Unid Co., Ltd.	6,000	126,110

29

* #	Union Steel Manufacturing Co., Ltd.	13,912	140,477
* #	Whanin Pharmaceutical Co., Ltd.	13,650	118,127
*	Woongjin Thinkbig Co., Ltd.	34,669	421,538
* #	Woongjin.Com Co., Ltd.	62,107	508,070
* #	Woori Financial Co., Ltd.	20,620	48,347
*	WooSung Feed Co., Ltd.	17,000	15,492
*	YESCO Co., Ltd.	5,950	120,943
* #	Yoosung Enterprise Co., Ltd.	33,540	41,816
* #	Youlchon Chemical Co., Ltd.	32,710	155,836
*	Young Poong Mining & Construction Corp.	1,580	63
*	Young Poong Paper Manufacturing Co., Ltd.	2,170	39,046
*	Youngbo Chemical Co., Ltd.	12,640	11,765
*	Youngone Corp.	75,880	354,940
*	Youngpoong Corp.	2,040	809,143
*	Yuhan Corp.	10,965	1,586,881
	Yuhwa Securities Co., Ltd.	12,910	119,778
* #	Yungjin Pharm Co., Ltd.	95,136	63,802
*	Yuyang Telecom Co., Ltd.	5,530	17,858
*	ZeroOne Interactive Co., Ltd.	16,000	1,784
TOTAL COMMON STOCKS			74,462,267

RIGHTS/WARRANTS — (0.0%)
*	Shinsung Holdings Co., Ltd. Rights 02/09/09	6,082	10,802

TOTAL — SOUTH KOREA			74,473,069

TAIWAN — (9.3%)
COMMON STOCKS — (9.3%)
*	A.G.V. Products Corp.	741,782	139,872
	Aaeon Technology, Inc.	169,313	181,298
	Ability Enterprise Co., Ltd.	730,171	463,607
	Abocom Systems, Inc.	470	69
	Acbel Polytech, Inc.	773,731	283,048
	Acer, Inc.	241,157	299,485
	Altek Corp.	499,202	397,715
	Ampoc Far East Co., Ltd.	158,444	30,859
	Amtran Technology Co., Ltd.	1,045,503	317,373
	Apex Biotechnology Corp.	178,592	237,453
*	Apex Science & Engineering Corp.	124,000	18,915
*	Arima Computer Corp.	820,840	60,199
*	Arima Optoelectronics Corp.	92,594	9,495
	Asia Chemical Corp.	559,000	207,041
	Asia Polymer Corp.	495,936	245,168
	Asia Vital Components Co., Ltd.	362,569	138,179
	Aten International Co., Ltd.	184,560	223,121
	Aurora Corp.	541,499	360,370
	Aurora Systems Corp.	244,244	102,946
	Avermedia Technologies, Inc.	358,858	234,690
*	Behavior Tech Computer Corp.	775	37
	Bes Engineering Corp.	2,691,750	477,902
	Biostar Microtech International Corp.	231,975	48,044

30

	C Sun Manufacturing, Ltd.	248,878	63,473
*	Carnival Industrial Corp.	656,000	71,236
	Cathay Real Estate Development Co., Ltd.	9,000	1,832
	Central Reinsurance Co., Ltd.	826,402	179,242
	Chain Qui Development Co., Ltd.	226,083	71,185
	Champion Building Materials Co., Ltd.	545,759	107,376
	Charoen Pokphand Enterprises Co., Ltd.	351,000	109,376
	Cheng Loong Corp.	1,760,330	328,205
	Chenming Mold Industrial Corp.	276,437	71,906
*	Chia Her Industrial Co., Ltd.	539,000	12,718
*	Chia Hsin Cement Corp.	1,068,304	363,366
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,085
	Chicony Electronics Co., Ltd.	609,652	550,374
	Chilisin Electronics Corp.	207,535	41,485
	China Chemical & Pharmaceutical Co.	408,000	149,351
	China Ecotek Corp.	170,000	158,975
	China Electric Manufacturing Co., Ltd.	694,900	202,393
*	China General Plastics Corp.	665,000	169,463
	China Glaze Co., Ltd.	329,423	59,042
	China Hi-Ment Corp.	396,348	391,326
*	China Life Insurance Co., Ltd.	1,647,177	554,663
	China Man-Made Fiber Co., Ltd.	2,399,879	274,489
	China Metal Products Co., Ltd.	417,825	195,144
	China Motor Co., Ltd.	115,000	28,087
*	China Rebar Co., Ltd.	55,174	7,425
	China Steel Chemical Corp.	412,554	622,212
	China Steel Structure Co., Ltd.	232,000	88,929
	China Synthetic Rubber Corp.	712,954	587,307
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	76,749
	Chinese Maritime Transport, Ltd.	446,850	704,239
	Ching Feng Home Fashions Industries Co., Ltd.	199,403	23,399
	Chin-Poon Industrial Co., Ltd.	558,649	157,092
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	553,532	294,114
	Chun Yu Works & Co., Ltd.	469,000	100,341
	Chun Yuan Steel Industrial Co., Ltd.	1,016,055	287,131
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	288,444
	Chung Hwa Pulp Corp.	843,594	207,982
*	CMC Magnetics Corp.	1,700,000	234,043
	Collins Co., Ltd.	462,700	96,537
	Compal Communications, Inc.	223,000	144,422
	Compeq Manufacturing Co., Ltd.	2,207,000	269,086
	Continental Engineering Corp.	1,297,067	310,078
	Cosmo Electronics Corp.	207,900	164,192
*	Cosmos Bank Taiwan	575,090	31,278
	CTCI Corp.	950,013	589,843
	CX Technology Co., Ltd.	108,368	22,498
	Cybertan Technology, Inc.	424,372	283,037
	Cyntec Co., Ltd.	319,324	262,279
	Da-Cin Construction Co., Ltd.	482,711	158,431
	De Licacy Industries Co., Ltd.	100,000	13,660

31

*	Delpha Construction Co., Ltd.	462,000	35,189
*	Der Pao Construction Co., Ltd.	476,000	11,621
	Diamond Flower Electric Instrument Co., Ltd.	201,509	224,691
	D-Link Corp.	788,303	436,975
	Eastern Media International	2,366,337	234,234
	Eclat Textile Co., Ltd.	236,196	66,818
	Edom Technology Co., Ltd.	238,776	40,490
	Elan Microelectronics Corp.	598,728	435,424
	E-Lead Electronic Co., Ltd.	82,942	30,392
	Elite Material Co., Ltd.	337,544	54,008
	Elite Semiconductor Memory Technology, Inc.	53,200	31,548
	Elitegroup Computer Systems Co., Ltd.	155,182	25,802
	Enlight Corp.	149,899	1,873
*	EnTie Commercial Bank	293,603	86,086
	Eternal Chemical Co., Ltd.	429,000	185,433
	Everest Textile Co., Ltd.	830,562	95,125
	Evergreen International Storage & Transport Corp.	1,691,000	777,453
	Everlight Chemical Industrial Corp.	655,000	171,980
*	Evertop Wire Cable Corp.	290,461	33,628
	Excel Cell Electronics Co., Ltd.	143,000	31,167
*	Far Eastern International Bank	381,048	56,237
	Federal Corp.	742,244	217,078
	Feng Hsin Iron & Steel Co., Ltd.	100	107
	Feng Tay Enterprise Co., Ltd.	791,561	357,713
*	FIC Global, Inc.	27,289	2,965
	First Copper Technology Co., Ltd.	703,000	105,569
	First Hotel	386,323	203,465
	First Steamship Co., Ltd.	304,000	283,260
	Flytech Technology Co., Ltd.	123,750	160,093
	Formosa Epitaxy, Inc.	226,758	75,729
	Formosan Rubber Group, Inc.	841,000	268,726
	Fortune Electric Co., Ltd.	415,800	355,190
*	Fu I Industrial Co., Ltd.	97,900	20,903
	Fwuson Industry Co., Ltd.	466,590	94,947
	G Shank Enterprise Co., Ltd.	325,256	122,798
	G.T.M. Corp.	338,000	70,317
	Gem Terminal Industries Co., Ltd.	293,579	100,349
	Giant Manufacture Co., Ltd.	528,328	1,120,306
	Giga-Byte Technology Co., Ltd.	1,390,800	489,922
	Globe Union Industrial Corp.	426,944	145,069
	Gold Circuit Electronics, Ltd.	839,056	155,795
	Goldsun Development & Construction Co., Ltd.	2,083,478	542,716
	Good Will Instrument Co., Ltd.	141,120	50,459
*	Grand Pacific Petrochemical Corp.	1,130,000	144,855
	Grape King, Inc.	183,000	79,936
	Great China Metal Industry Co., Ltd.	462,000	165,526
	Great Taipei Gas Co., Ltd.	820,000	276,799
	Great Wall Enterprise Co., Ltd.	753,992	535,055
	Greatek Co., Ltd.	815,020	425,966
	Hanpin Co., Ltd.	151,000	47,685
	Hey Song Corp.	765,000	212,977
	Highwealth Construction Corp.	992,299	412,937

32

*	Hitron Technologies, Inc.	169,000	30,627
*	Ho Tung Holding Corp.	951,486	202,286
	Hocheng Corp.	542,700	99,426
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	49,176
	Hong Tai Electric Industrial Co., Ltd.	567,000	128,241
	Hong Yi Fiber Industry Co., Ltd.	216,000	37,231
	Honmyue Enterprise Co., Ltd.	262,080	26,723
	Hota Industrial Manufacturing Co., Ltd.	228,067	54,642
	Hsin Kuang Steel Co., Ltd.	395,495	161,880
	Hsing Ta Cement Co., Ltd.	620,000	146,379
	Hua Eng Wire & Cable Co., Ltd.	988,565	133,921
	Huang Hsiang Construction Corp.	112,000	36,625
	Hung Ching Development & Construction Co., Ltd.	449,000	49,127
	Hung Poo Construction Corp.	490,658	284,047
*	Hwa Fong Rubber Co., Ltd.	471,670	112,274
	I-Chiun Precision Industry Co., Ltd.	247,018	107,219
	Infortrend Technology, Inc.	422,273	289,121
	ITE Technology, Inc.	186,408	229,185
	Jui Li Enterprise Co., Ltd.	346,080	48,490
	K Laser Technology, Inc.	295,693	87,048
	Kang Na Hsiung Co., Ltd.	302,000	113,900
*	Kao Hsing Chang Iron & Steel Corp.	784,000	101,857
	Kaulin Manufacturing Co., Ltd.	274,330	86,356
	Kee Tai Properties Co., Ltd.	791,426	143,802
*	Kenda Rubber Industrial Co., Ltd.	792,144	292,213
	King Yuan Electronics Co., Ltd.	2,111,700	386,626
	Kingdom Construction Co., Ltd.	889,000	176,172
*	King’s Town Bank	1,795,701	280,989
*	King’s Town Construction Co., Ltd.	545,359	211,984
	Kinpo Electronics, Inc.	2,658,157	441,109
	Kinsus Interconnect Technology Corp.	270,000	238,961
	Knowledge-Yield-Excellence Systems Corp.	378,428	161,523
	Kung Long Batteries Industrial Co., Ltd.	64,000	26,575
	Kuoyang Construction Co., Ltd.	687,000	157,905
*	Kwong Fong Industries Corp.	996,000	116,842
	Lan Fa Textile Co., Ltd.	618,423	89,889
*	Lead Data Co., Ltd.	617,920	33,144
	Leader Electronics, Inc.	56,415	13,091
*	Leadtek Research, Inc.	6,961	612
*	Lealea Enterprise Co., Ltd.	1,198,050	138,702
	Lee Chang Yung Chemical Industry Corp.	1,206,157	780,958
	Lee Chi Enterprises Co., Ltd.	326,000	67,870
*	Leofoo Development Co., Ltd.	507,000	175,068
	Les Enphants Co., Ltd.	297,944	140,307
*	Li Peng Enterprise Co., Ltd.	967,824	87,003
	Lien Hwa Industrial Corp.	1,143,752	386,388
	Lingsen Precision Industries, Ltd.	496,575	84,316
	Long Bon Development Co., Ltd.	797,945	142,756
*	Long Chen Paper Co., Ltd.	866,062	155,036
	Lucky Cement Corp.	620,000	97,809
	Makalot Industrial Co., Ltd.	237,202	162,316
	Mayer Steel Pipe Corp.	256,584	89,692

33

	Maywufa Co., Ltd.	67,632	25,430
	Meiloon Co., Ltd.	399,053	80,726
	Mercuries & Associates, Ltd.	987,477	260,683
*	Mercuries Data Co., Ltd.	285,292	48,716
	Merida Industry Co., Ltd.	375,800	435,819
	Merry Electronics Co., Ltd.	31,363	21,894
	Microelectronics Technology, Inc.	665,000	222,578
	Micro-Star International Co., Ltd.	1,716,345	829,828
*	Microtek International, Inc.	387,000	28,899
	Min Aik Technology Co., Ltd.	195,058	128,247
	Mirle Automation Corp.	250,568	115,293
	Mitac Technology Corp.	679,360	264,618
	Mobiletron Electronics Co., Ltd.	135,000	35,257
	Mospec Seminconductor Corp.	117,000	37,406
*	Mustek Systems, Inc.	333,082	18,882
	Nak Sealing Technologies Corp.	121,954	80,812
*	Namchow Chemical Industrial Co., Ltd.	473,000	62,271
	Nankang Rubber Tire Co., Ltd.	1,011,622	403,087
	Nantex Industry Co., Ltd.	421,421	201,409
	National Petroleum Co., Ltd.	455,824	270,366
*	New Asia Construction & Development Co., Ltd.	133,618	15,741
*	Ocean Plastics Co., Ltd.	342,200	97,271
*	Optimax Technology Corp.	674	15
	Opto Tech Corp.	714,886	240,310
	Oriental Union Chemical Corp.	1,095,788	425,930
*	Pacific Construction Co., Ltd.	1,054,000	62,049
	Pan Jit International, Inc.	463,318	145,724
	Pan-International Industrial Corp.	434,700	345,119
*	PC Home Online	49,000	26,962
	Phihong Technology Co., Ltd.	585,001	120,749
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	262,534	335,874
*	Potrans Electrical Corp.	228,000	29,597
	Prince Housing & Development Corp.	1,616,398	213,888
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	75,734
*	Promise Technology, Inc.	220,100	79,242
*	Protop Technology Co., Ltd.	192,000	2,774
*	Quintain Steel Co., Ltd.	613,000	92,877
	Radium Life Tech Corp.	805,769	225,956
	Ralec Electronic Corp.	91,717	39,028
*	Rectron, Ltd.	236	15
*	Rexon Industrial Corp., Ltd.	469,000	43,761
*	Ritek Corp.	4,755,000	657,824
	Ruentex Development Co., Ltd.	886,000	442,616
	Ruentex Industries, Ltd.	1,279,000	665,140
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	171,964
	San Fang Chemical Industry Co., Ltd.	280,108	141,826
	Sanyang Industrial Co., Ltd.	1,402,046	260,984
	Sanyo Electric Co., Ltd.	503,000	247,167
	SDI Corp.	274,000	79,602

34

	Senao International Co., Ltd.	375,541	349,648
	Sheng Yu Steel Co., Ltd.	552,980	315,301
	Shihlin Electric & Engineering Corp.	895,000	734,602
*	Shihlin Paper Corp.	418,000	232,345
	Shin Shin Co., Ltd.	49,000	23,713
	Shinkong Co., Ltd.	542,131	145,965
	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	270,766
	Shuttle, Inc.	290,152	52,556
	Sigurd Microelectronics Corp.	424,974	81,744
	Silitech Technology Corp.	221,303	267,948
	Sincere Navigation Corp.	786	540
	Sinkang Industries Co., Ltd.	259,805	60,454
	Sinkong Spinning Co., Ltd.	469,542	180,167
	Sinon Corp.	551,000	132,641
*	Sintek Photronics Corp.	950,045	108,259
	Sinyi Realty, Inc.	317,474	226,453
	Siward Crystal Technology Co., Ltd.	191,441	50,266
	Solomon Technology Corp.	351,091	60,292
	South East Soda Manufacturing Co., Ltd.	279,250	209,268
	Southeast Cement Co., Ltd.	899,700	238,428
	SPI Electronic Co., Ltd.	274,689	115,240
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	117,583
	Standard Foods Taiwan, Ltd.	531,000	334,432
	Stark Technology, Inc.	226,860	70,536
	Sunonwealth Electric Machine Industry Co., Ltd.	323,382	173,446
	Sunrex Technology Corp.	612,736	274,963
*	Syscom Computer Engineering Co.	140,000	26,923
	Sysware Systex Corp.	261,388	129,250
*	T JOIN Transportation Co., Ltd.	802,000	274,753
	Ta Chen Stainless Pipe Co., Ltd.	30,197	11,184
*	Ta Chong Bank, Ltd.	3,172,212	376,453
	Ta Ya Electric Wire & Cable Co., Ltd.	884,858	131,776
	Ta Yih Industrial Co., Ltd.	194,000	56,966
	Tah Hsin Industrial Corp.	447,000	184,745
	Ta-I Technology Co., Ltd.	232,640	90,028
	Taichung Commercial Bank	2,300,841	396,673
	Tainan Enterprises Co., Ltd.	250,829	126,255
	Tainan Spinning Co., Ltd.	2,480,000	442,515
*	Taisun Enterprise Co., Ltd.	542,000	112,908
	Taita Chemical Co., Ltd.	452,170	68,128
	Taiwan Acceptance Corp.	229,480	115,407
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	199,247
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	15,615
	Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	278,415
	Taiwan Kai Yih Industrial Co., Ltd.	235,336	74,631
*	Taiwan Kolin Co., Ltd.	1,356,000	28,261
	Taiwan Life Insurance Co., Ltd.	840,173	385,558
	Taiwan Line Tek Electronic Co., Ltd.	74,524	24,043
	Taiwan Mask Corp.	528,720	123,596
	Taiwan Navigation Co., Ltd.	598,777	676,999
	Taiwan Paiho Co., Ltd.	438,253	106,551
*	Taiwan Pulp & Paper Corp.	618,000	137,112

35

	Taiwan Sakura Corp.	415,182	89,426
	Taiwan Secom Co., Ltd.	710,332	887,127
	Taiwan Sogo Shinkong Security Co., Ltd.	538,278	229,445
	Taiwan Styrene Monomer Corp.	987,303	221,182
*	Taiwan Tea Corp.	1,241,714	387,975
	Taiyen Biotech Co., Ltd.	438,000	154,348
*	Tecom, Ltd.	447,114	136,021
	Ten Ren Tea Co., Ltd.	123,980	94,300
	Test-Rite International Co., Ltd.	782,698	355,285
	The Ambassador Hotel	597,000	509,113
	The First Insurance Co., Ltd.	531,179	99,922
	Thinking Electronic Industrial Co., Ltd.	184,204	63,110
	Thye Ming Industrial Co., Ltd.	267,015	112,905
	Ton Yi Industrial Corp.	2,487,280	704,319
	Tsann Kuen Enterprise Co., Ltd.	324,642	116,301
	TTET Union Corp.	264,000	191,509
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	16,874
*	Twinhead International Corp.	500	26
	TYC Brother Industrial Co., Ltd.	492,146	159,026
*	Tycoons Group Enterprise Co., Ltd.	719,000	102,635
	Tyntek Corp.	436,250	121,365
	Tze Shin International Co., Ltd.	313,865	109,243
	Uniform Industrial Corp.	88,823	33,057
*	Union Bank of Taiwan	3,105,488	496,090
*	Union Insurance Co., Ltd.	79,732	32,748
	Unitech Electronics Co., Ltd.	313,505	81,569
	Unitech Printed Circuit Board Corp.	660,303	127,815
	United Integration Service Co., Ltd.	446,439	142,895
*	Universal Cement Corp.	944,191	329,120
	Universal Scientific Industrial Co., Ltd.	1,735,843	375,279
	Universal, Inc.	123,000	32,048
	UPC Technology Corp.	1,364,071	367,000
	USI Corp.	1,203,000	406,413
*	Ve Wong Corp.	311,000	114,045
*	Veutron Corp.	145,000	5,576
*	Visual Photonics Epitacy Co., Ltd.	182,813	60,338
	Walsin Technology Corp., Ltd.	1,100,544	204,310
	Wan Hwa Enterprise Co., Ltd.	467,729	136,740
	Waterland Financial Holdings	3,648,021	542,341
*	Wei Chih Steel Industrial Co., Ltd.	433,000	66,550
*	Wei Chuan Food Corp.	737,000	460,410
	Weltrend Semiconductor, Inc.	374,833	129,193
	Wintek Corp.	610,000	106,194
	Wistron NeWeb Corp.	298,288	184,403
	WPG Holdings Co., Ltd.	398,904	210,615
	Yageo Corp.	4,968,000	562,745
	Yeung Cyang Industrial Co., Ltd.	471,467	171,793
	Yieh Phui Enterprise Co., Ltd.	2,416,086	646,894
	Yosun Industrial Corp.	485,062	185,878
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	572,182
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	222,953
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	333,640

36

	Yung Tay Engineering Co., Ltd.	729,000	271,457
	Zig Sheng Industrial Co., Ltd.	809,759	88,470
	Zinwell Corp.	373,586	383,468
	Zippy Technology Corp.	217,948	59,253
	Zyxel Communication Corp.	974,430	432,000

TOTAL — TAIWAN			64,590,698

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	26,830
*	Adkinson Securities PCL (Foreign)	7,671,400	109,701
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	88,031
	Amata Corp. PCL (Foreign)	1,818,700	198,697
*	Apex Development PCL (Foreign)	3,536	2,178
#	Asian Property Development PCL (Foreign)	246,400	15,222
	Asian Property Development PCL (Foreign) NVDR	1,911,600	118,091
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	129,588
	Bangkok Chain Hospital PCL (Foreign)	1,667,500	348,141
	Bangkok Expressway PCL (Foreign)	1,170,400	542,270
	Bangkok First Investment & Trust PCL (Foreign)	702,200	54,224
	Bangkok Insurance PCL (Foreign)	84,734	460,445
*	Bangkok Land PCL (Foreign)	170	1
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	143,793
*	Bangkok Rubber PCL (Foreign)	14,600	1,035
	Big C Supercenter PCL (Foreign)	7,000	7,507
	Bualuang Securities PCL (Foreign)	240,000	47,705
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	172,643
	Capital Nomura Securities PCL (Foreign)	46,000	19,602
*	Central Paper Industry PCL (Foreign)	20	1,201
	Central Plaza Hotel PCL (Foreign)	916,100	86,462
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	77,884
	Dynasty Ceramic PCL (Foreign)	882,400	302,840
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	191,225
	Erawan Group PCL (Foreign) (B014970)	3,710,340	127,339
	Erawan Group PCL (Foreign) (B014981)	335,930	11,529
	GMM Grammy PCL (Foreign)	928,000	256,119
	Golden Land Property PCL (Foreign)	485,616	28,055
	Hana Microelectronics PCL (Foreign)	1,281,796	403,253
	Hermraj Land & Development PCL (Foreign)	1,860,000	30,322
	Home Product Center PCL (Foreign)	3,358,470	326,578
	ICC International PCL (Foreign)	204,600	245,766
*	Indorama polyester Industries PCL (Foreign)	8,196	234
	Indorama Polymers PCL (Foreign)	274,000	39,104
*	ITV PCL (Foreign)	2,785,600	83,652
	Jasmine International PCL (Foreign)	12,713,300	134,532
	Kang Yong Electric PCL (Foreign)	7,200	6,383
	KGI Securities One PCL (Foreign)	3,429,546	70,621
	Khon Kaen Sugar Industry PCL (Foreign)	730,000	126,312
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	20,116
	Kiatnakin Finance PCL (Foreign)	702,000	224,865

37

	Krungthai Card PCL (Foreign)	576,700	114,631
	Laguna Resorts & Hotels PCL (Foreign)	80,500	55,946
	Lalin Property PCL (Foreign)	1,650,500	52,869
	Lanna Resources PCL (Foreign)	548,800	105,946
*	Loxley PCL (Foreign)	3,228,020	178,180
	Major Cineplex Group PCL (Foreign)	1,494,300	318,391
	MBK Development PCL (Foreign)	330,900	485,017
	Minor Corp. PCL (Foreign)	350,180	81,123
	MK Real Estate Development PCL (Foreign)	1,960,260	64,473
*	Muang Thai Insurance PCL	19,588	20,308
*	Muramoto Electronic (Thailand) PCL (Foreign)	14,000	39,640
*	Nation Multimedia Group PCL (Foreign)	146,259	14,640
	Noble Development PCL (Foreign)	573,600	28,545
	Padaeng Industry PCL (Foreign) NVDR (6362351)	509,500	145,717
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	21,107
	Patum Rice Mill & Granary PCL (Foreign)	5,500	5,270
	Polyplex PCL (Foreign)	1,057,800	112,542
	Power Line Engineering PCL (Foreign)	327,500	13,956
	Pranda Jewelry PCL (Foreign)	118,000	16,300
	Property Perfect PCL (Foreign)	1,745,800	115,837
	Quality Houses PCL (Foreign)	11,876,300	309,093
	Regional Container Lines PCL (Foreign)	1,112,300	206,777
	Robinson Department Store PCL (Foreign)	1,875,025	316,392
#	Rojana Industrial Park PCL (Foreign)	1,122,800	123,953
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	177,678
	Saha-Union PCL (Foreign)	636,600	265,819
	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	229,278
	Samart Corporation PCL (Foreign)	1,676,200	254,079
	Samart I-Mobile PCL (Foreign)	9,503,000	434,858
	Sammakorn PCL (Foreign)	75,000	2,778
	Sansiri PCL (Foreign)	2,621,166	133,438
	SC Asset Corp. PCL (Foreign)	580,100	102,863
	Seamico Securities PCL (Foreign)	529,922	20,309
	SE-Education PCL (Foreign)	253,600	45,694
	Serm Suk PCL (Foreign)	10,000	2,131
	Siam Future Development PCL (Foreign)	220,000	19,002
	Siam Industrial Credit PCL (Foreign)	178,162	8,000
	Siam Makro PCL (Foreign)	355,600	711,912
*	Sino-Thai Engineering & Construction PCL (Foreign)	29,000	2,803
	Sri Trang Agro Industry PCL (Foreign)	370,998	94,434
	Srithai Superware PCL (Foreign)	439,300	61,061
	Supalai PCL (Foreign)	2,640,533	144,242
	SVOA PCL (Foreign)	1,007,100	17,282
	Tata Steel (Thailand) PCL (Foreign)	8,945,300	243,044
	Thai Carbon Black PCL (Foreign)	87,900	32,933
	Thai Plastic & Chemicals PCL (Foreign)	1,357,900	504,868
	Thai Reinsurance PCL (Foreign)	1,484,700	199,574
*	Thai Rung Union Car PCL (Foreign)	759,600	29,545
	Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	204,364
	Thai Union Frozen Products PCL (Foreign)	343,000	191,291
	Thai Vegetable Oil PCL (Foreign)	1,087,875	306,466
	Thai Wacoal PCL (Foreign)	78,000	72,780

38

	Thanachart Capital PCL (Foreign)	2,034,100	433,406
	Thoresen Thai Agencies PCL (Foreign)	260,000	130,130
#	Ticon Industrial Connection PCL (Foreign)	1,026,600	184,973
	Tipco Asphalt PCL (Foreign)	352,190	80,077
*	TIPCO Foods (Thailand) PCL (Foreign)	835,982	114,764
*	Tisco Financial Group PCL (Foreign)	655,900	181,960
*	True Corp. PCL (Foreign)	4,082,100	217,152
*	TT&T PCL (Foreign)	449,400	11,310
*	Tycoons Worldwide Group PCL (Foreign)	804,700	101,033
*	Union Mosaic Industry PCL (Foreign)	681,900	10,141
	United Palm Oil Industry PCL (Foreign)	21,000	25,075
	Univanich Palm Oil PCL (Foreign)	30,000	51,480
	Univentures PCL (Foreign)	1,801,100	74,692
	Vanachai Group PCL (Foreign)	2,463,066	120,459
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	82,768
	Vinythai PCL (Foreign)	2,273,034	244,433
TOTAL COMMON STOCKS			14,803,128

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	8,472,752	9,693
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	217,333	124
*	Ticon Industrial Connection PCL (Foreign) Warrants 01/31/14	3,079,800	—
*	True Corp. PCL (Foreign) Warrants 08/18/17	9,062,262	—
TOTAL RIGHTS/WARRANTS			9,817

TOTAL — THAILAND			14,812,945

TURKEY — (1.5%)
COMMON STOCKS — (1.5%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	1	1
	Adana Cimento Sanayi Ticaret A.S.	532,137	111,898
	Afyon Cimento Sanayii Ticaret A.S.	201	68,968
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	425,185
*	Akenerji Elektrik Uretim A.S.	80,193	276,613
*	Aksa Akrilik Kimya Sanayii A.S.	1	1
	Aksigorta A.S.	122,000	197,900
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	33,775
	Alarko Holding A.S.	54,289	54,189
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	—
	Alkim Alkali Kimya A.S.	27,197	62,548
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,742	107,429
	Anadolu Anonim Turk Sigorta Sirketi A.S.	430,496	241,162
*	Anadolu Cam Sanayii A.S.	574,121	359,250
	Anadolu Hayat Sigorta A.S.	1	1
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,813	40,070
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	55,044	99,261
*	Ayen Enerji A.S.	133,075	128,700
*	Aygaz A.S.	1	1

39

	Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	259,104
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,501	130,714
	Bati Anabolu Cimento A.S.	110,525	321,433
	Bati Soeke Cimento Sanayi A.S.	251,444	115,037
	Bolu Cimento Sanayii A.S.	214,723	138,563
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	107,999
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	145,181	149,013
*	Boyner Buyuk Magazacilik A.S.	189,233	56,872
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	3,988	80,633
	Bursa Cimento Fabrikasi A.S.	173,040	476,774
	Celebi Hava Servisi A.S.	36,194	132,863
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
	Cimsa Cimento Sanayi ve Ticaret A.S.	228,659	399,837
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,797	259,799
*	Dogan Gazetecilik A.S.	17,289	15,497
	Dogus Otomotiv Servis ve Ticaret A.S.	657,448	766,115
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	1	—
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,730,297	867,006
*	Fortis Bank A.S.	1	—
*	Global Yatirim Holding A.S.	123,380	18,601
*	Goldas Kuyumculuk Sanayi A.S.	49,862	22,208
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	109,341
*	GSD Holding A.S.	1	—
	Gunes Sigorta A.S.	143,245	102,746
	Hektas Ticaret T.A.S.	13,847	4,829
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	94,341	32,364
	Izmir Demir Celik Sanayii A.S.	114,538	104,944
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	245,337
	Karton Sanayi ve Ticaret A.S.	980	32,318
*	Klimasan Klima Sanayi ve Ticaret A.S.	16,142	53,744
	Konya Cimento Sanayii A.S.	4,921	115,629
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	13,905	10,496
	Mardin Cimento Sanayii ve Ticaret A.S.	166,618	305,662
*	Marmari Marti Otel Isletmeleri A.S.	1	—
	Marshall Boya ve Vernik Sanayii A.S.	11,878	44,740
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	1	6
*	Mudurnu Tavukculuk A.S.	1,740	477
*	Nergis Holding A.S.	1,784	4,017
*	Net Turizm Ticaret ve Sanayi A.S.	9,397	2,846
	Otobus Karoseri Sanayi A.S.	39,067	193,499
	Pinar Sut Mamulleri Sanayii A.S.	155,270	249,575
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,312
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	22,150	17,640
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	307,278
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—

40

*	Tat Konserve Sanayii A.S.	33,805	20,597
*	Tekstil Bankasi A.S.	102,427	27,618
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	245,693
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
*	Trakya Cam Sanayii A.S.	128,998	67,633
	Turcas Petrol A.S.	144,981	214,466
*	Turk Demir Dokum Fabrikalari A.S.	1	1
*	Turk Ekonomi Bankasi A.S.	220,000	96,769
*	Turk Hava Yollari Anonim Ortakligi A.S.	105,671	387,885
*	Turk Sise ve Cam Fabrikalari A.S.	302,000	176,594
*	Turkiye Sinai Kalkinma Bankasi A.S.	387,991	175,567
	Ulker Biskuvi Sanayi A.S.	125,020	129,059
*	Uzel Makina Sanayii A.S.	172,635	81,945
*	Vakif Finansal Kiralama A.S.	1	1
	Yapi Kredi Finansal Kiralama A.S.	15,000	13,733
	Yapi Kredi Sigorta A.S.	102,412	377,442

TOTAL — TURKEY			10,478,824

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (2.1%)

	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $17,840,000 FNMA 5.058%(r), 01/01/36, valued at $15,004,628) to be repurchased at $14,780,234	$14,780	14,780,000

		Shares
SECURITIES LENDING COLLATERAL — (17.1%)
§ @	DFA Short Term Investment Fund LP	117,664,501	117,664,501

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $728,714) to be repurchased at $714,442	$714	714,425
TOTAL SECURITIES LENDING COLLATERAL			118,378,926

TOTAL INVESTMENTS - (100.0%)
(Cost $917,530,301)##			$694,614,647

41

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (42.3%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	$118,300	$120,527,115
	3.750%, 12/06/10	40,000	41,583,000
	Federal Home Loan Bank
	2.375%, 04/30/10	12,000	12,169,392
	4.875%, 05/14/10	108,200	113,179,256
	4.250%, 06/11/10	134,100	139,430,341
	2.750%, 06/18/10	76,200	77,706,398
	3.500%, 07/16/10	100,000	102,376,500
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	136,000	138,688,856
	2.375%, 05/28/10	106,300	107,950,095
	2.875%, 06/28/10	75,000	76,711,575
	6.875%, 09/15/10	30,000	32,481,750
	Federal National Mortgage Association
	2.500%, 04/09/10	65,000	65,877,630
	4.125%, 05/15/10	102,500	105,967,165
	2.375%, 05/20/10	124,500	126,418,794
	7.125%, 06/15/10	98,500	105,989,349
TOTAL AGENCY OBLIGATIONS			1,367,057,216

BONDS — (30.1%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	91,700	89,434,735
	Bank of America NA
	1.700%, 12/23/10	40,000	40,095,320
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	59,000	57,788,317
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	80,400	78,146,308
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	100,000	99,934,400
	Deutsche Bank AG Floating Rate Note
(r)	2.909%, 06/18/10	100,000	98,177,400
	General Electric Capital Corp.
	5.000%, 12/01/10	10,000	10,187,170
	1.625%, 01/07/11	60,000	60,080,280
	General Electric Capital Corp. Floating Rate Note
(r)	2.776%, 05/10/10	10,200	9,944,888
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09##	92,000	91,558,124

1

L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 09/15/10	14,400	14,894,539
Manitoba, Province of
4.450%, 04/12/10	5,450	5,615,478
Morgan Stanley
2.900%, 12/01/10	90,000	92,165,040
Regions Bank
2.750%, 12/10/10	18,000	18,388,566
Svensk Exportkredit AB
4.000%, 06/15/10	77,000	78,846,383
4.500%, 09/27/10	13,000	13,497,081
Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	93,000	92,709,468
Wal-Mart Stores, Inc.
4.125%, 07/01/10	19,343	19,993,737
TOTAL BONDS		971,457,234

CERTIFICATES OF DEPOSIT INTEREST BEARING — (10.8%)
Abbey National North America
3.060%, 06/04/09	55,000	55,281,231
ABN-AMRO Bank NV
3.035%, 02/13/09	60,000	60,057,786
Barclays Bank P.L.C.
3.430%, 07/10/09	80,000	80,566,104
3.430%, 08/07/09	22,000	22,177,186
Toronto Dominion Bank NY
1.900%, 10/05/09	15,000	14,984,385
1.840%, 10/06/09	70,000	69,903,260
UBS AG
3.390%, 07/13/09	45,000	45,316,301
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		348,286,253

COMMERCIAL PAPER — (16.6%)
ANZ National (International), Ltd.
3.070%, 09/04/09	30,000	29,716,092
Australia & New Zealand Bank
3.111%, 07/31/09	10,000	9,921,083
ConocoPhillips CCP Funding LLC
0.310%, 02/03/09	25,000	24,998,945
Eaton Corp.
1.360%, 02/18/09	15,000	14,995,907
National Australia Funding DE, Inc.
0.390%, 03/24/09	48,000	47,947,354
0.540%, 03/24/09	35,000	34,961,612
Nordea North America, Inc.
3.000%, 05/11/09	43,000	42,852,097
2.900%, 05/22/09	15,000	14,939,706
3.000%, 06/01/09	45,000	44,794,278
Paccar Financial Corp.
1.270%, 02/03/09	6,300	6,299,797
1.270%, 02/05/09	50,000	49,997,585
Royal Bank of Scotland P.L.C.
3.000%, 02/04/09	34,000	33,998,491

2

Societe Generale North America
3.100%, 05/01/09	19,000	18,943,999
3.145%, 05/01/09	44,000	43,870,314
UBS Finance Delaware LLC
3.225%, 05/22/09	17,000	16,930,081
Westpac Banking Corp.
3.020%, 09/04/09	103,000	102,025,249
TOTAL COMMERCIAL PAPER		537,192,590

TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $6,795,000 FNMA 6.00%, 03/01/37, valued at $5,896,113) to be repurchased at $5,807,092	5,807	5,807,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,203,084,120)##		$3,229,800,293

3

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Face
		Amount^	Value†
		(000)

	CANADA — (4.1%)
	BONDS — (4.1%)
	Canada Mortgage & Housing Corp.
(u)	4.800%, 10/01/10	26,280	$27,231,572
	Ontario, Province of
(u)	3.125%, 09/08/10	100,000	100,963,200
	TOTAL — CANADA		128,194,772

	GERMANY — (6.6%)
	BONDS — (6.6%)
	Deutche Bank AG Floating Rate Note
(u) (r)	3.565%, 02/16/10	90,000	88,661,880
	DSL Bank AG
(j)	1.750%, 10/07/09	5,760,000	64,557,972
	Kreditanstalt Fuer Wiederaufbau
(u)	4.625%, 01/20/11	10,000	10,499,880
	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)	4.250%, 09/15/10	25,000	25,858,575
(u)	3.250%, 10/29/10	17,000	17,406,895
	TOTAL — GERMANY		206,985,202

	NETHERLANDS — (1.3%)
	BONDS — (1.3%)
	Deutsche Bahn Finance Bv
(u)	5.125%, 01/05/11	41,281	43,026,485

	SPAIN — (2.9%)
	BONDS — (2.9%)
	Instituto de Credito Oficial
(j)	0.800%, 09/28/09	5,638,000	62,792,389
(u)	4.625%, 10/26/10	26,300	27,440,868
	TOTAL — SPAIN		90,233,257

	SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.8%)
	BONDS — (1.8%)
	Inter-American Development Bank
(j)	1.900%, 07/08/09	5,000,000	55,928,591

	SWEDEN — (0.2%)
	BONDS — (0.2%)
	Svensk Exportkredit AB
(u)	4.000%, 06/15/10	5,767	5,905,287

1

UNITED STATES — (81.2%)
AGENCY OBLIGATIONS — (35.5%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	20,100	20,478,403
	Federal Home Loan Bank
	4.875%, 05/14/10	89,200	93,304,895
	4.250%, 06/11/10	125,100	130,072,600
	2.750%, 06/18/10	103,400	105,444,115
	3.500%, 07/16/10	20,000	20,475,300
	3.375%, 08/13/10	102,300	105,385,368
	1.625%, 01/21/11	100,000	99,764,400
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	23,000	23,454,733
	2.375%, 05/28/10	100,000	101,552,300
	2.875%, 06/28/10	115,000	117,624,415
	Federal National Mortgage Association
	4.125%, 05/15/10	105,400	108,965,260
	2.375%, 05/20/10	80,000	81,232,960
	7.125%, 06/15/10	100,000	107,603,400
TOTAL AGENCY OBLIGATIONS			1,115,358,149

BONDS — (21.3%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	84,000	81,924,948
	Bank of America Corp.
	4.500%, 08/01/10	5,092	5,091,231
	Bank of America NA
	1.700%, 12/23/10	80,000	80,190,640
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	97,400	95,399,696
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	25,000	24,983,600
	General Electric Capital Corp.
(j)	0.750%, 02/05/09	4,497,000	50,050,331
(f)	2.250%, 02/09/09	21,000	18,096,934
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	67,500	67,444,178
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,567,730
	Morgan Stanley
	2.900%, 12/01/10	20,000	20,481,120
	Wachovia Corp. Floating Rate Note
(r)	5.500%, 02/23/09	45,000	44,909,685
(r)	5.465%, 11/24/09	50,000	49,843,800
	Wells Fargo Bank & Co. Floating Rate Note
(r)	5.380%, 09/23/09	44,000	43,958,332
TOTAL BONDS			671,942,225

2

CERTIFICATES OF DEPOSIT INTEREST BEARING — (13.0%)
Barclays Bank P.L.C.
3.430%, 07/10/09	60,000	60,424,578
3.430%, 08/07/09	40,000	40,322,156
BNP Paribas Finance, Inc.
3.190%, 08/14/09	76,000	76,537,586
Nordea Bank Finland NY
1.650%, 01/28/10	40,000	40,003,989
Toronto Dominion Bank NY
1.900%, 10/05/09	50,000	49,947,950
1.650%, 01/28/10	40,000	40,003,989
UBS AG
3.390%, 07/13/09	100,000	100,702,890
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		407,943,138

COMMERCIAL PAPER — (9.7%)
Abbey National North America
2.970%, 02/09/09	20,000	19,998,284
2.990%, 02/20/09	14,000	13,996,651
Australia & New Zealand Bank
3.111%, 07/31/09	60,000	59,526,498
Nordea North America, Inc.
3.030%, 05/05/09	25,000	24,921,493
3.000%, 05/11/09	4,000	3,986,242
Societe Generale North America
3.005%, 02/12/09	35,000	34,995,856
3.100%, 05/01/09	34,000	33,899,788
3.100%, 05/08/09	12,000	11,960,539
3.030%, 05/18/09	13,000	12,950,548
Westpac Banking Corp.
1.370%, 01/15/10	90,000	88,447,752
TOTAL COMMERCIAL PAPER		304,683,651

U.S. TREASURY OBLIGATIONS — (1.7%)
U.S. Treasury Note
1.500%, 10/31/10	54,000	54,632,826
TOTAL — UNITED STATES		2,554,559,989

TEMPORARY CASH INVESTMENTS — (1.9%)

Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/02/09 (Collateralized by $61,125,000 FHLMC 4.50%, 05/01/23, valued at $60,713,585) to be repurchased at $59,814,947	$59,814	59,814,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,064,291,238)##		$3,144,647,583

3

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (81.4%)
Consumer Discretionary — (14.0%)
*	4Kids Entertainment, Inc.	842	$1,406
* #	99 Cents Only Stores	138,000	1,156,440
*	A.C. Moore Arts & Crafts, Inc.	25,417	42,955
#	Aldila, Inc.	7,385	28,432
*	Alloy, Inc.	17,945	89,187
	American Greetings Corp. Class A	73,700	319,858
* #	America’s Car-Mart, Inc.	26,596	241,758
	Ameristar Casinos, Inc.	200	1,794
#	Arctic Cat, Inc.	19,944	85,560
#	ArvinMeritor, Inc.	63,730	111,527
#	Asbury Automotive Group, Inc.	50,300	180,074
*	Ascent Media Corp.	48	1,252
*	Audiovox Corp. Class A	23,689	106,837
* #	AutoNation, Inc.	311,900	2,894,432
* #	Avatar Holdings, Inc.	11,677	303,018
*	Bakers Footwear Group, Inc.	3,600	1,440
*	Ballantyne of Omaha, Inc.	7,332	10,631
	Barnes & Noble, Inc.	58,445	959,667
	Bassett Furniture Industries, Inc.	8,939	29,409
	Beasley Broadcast Group, Inc.	10,000	15,000
#	Beazer Homes USA, Inc.	46,461	47,855
	Belo Corp. Class A	142,548	203,844
*	Benihana, Inc. Class A	300	732
#	Blockbuster, Inc. Class A	170,000	217,600
* #	Blockbuster, Inc. Class B	19,076	16,024
*	Bluegreen Corp.	18,975	33,206
	Blyth, Inc.	19,300	65,813
#	Bob Evans Farms, Inc.	54,784	962,007
#	Bon-Ton Stores, Inc.	14,849	20,269
	Books-A-Million, Inc.	21,400	50,076
#	Boyd Gaming Corp.	7,800	37,518
#	Brookfield Homes Corp.	39,865	99,264
#	Brown Shoe Company, Inc.	74,175	347,881
	Brunswick Corp.	112,200	311,916
*	Build-A-Bear-Workshop, Inc.	22,490	94,458
	Bunge, Ltd.	54,400	2,335,936
* #	Cabela’s, Inc.	106,775	599,008
*	Cache, Inc.	9,000	16,830
* #	California Coastal Communities, Inc.	3,709	4,673
#	Callaway Golf Co.	32,054	243,931
	Canterbury Park Holding Corp.	2,755	17,412
	Carmike Cinemas, Inc.	9,700	19,497
#	Carnival Corp.	688,708	12,527,599
*	Carriage Services, Inc.	19,056	42,114

1

*	Cavalier Homes, Inc.	22,751	30,941
*	Cavco Industries, Inc.	9,895	242,230
#	CBS Corp. Class B	493,166	2,820,910
#	Centex Corp.	114,140	971,331
* #	Charming Shoppes, Inc.	27,744	29,964
* #	Chico’s FAS, Inc.	167,500	663,300
	Christopher & Banks Corp.	23,940	92,887
#	Churchill Downs, Inc.	81	2,795
	Cinemark Holdings, Inc.	83,996	664,408
#	Coachmen Industries, Inc.	5,300	7,685
#	Coast Distribution System, Inc.	400	430
	Cobra Electronics Corp.	1,200	1,464
*	Coldwater Creek, Inc.	1,100	3,102
	Collectors Universe, Inc.	15,716	60,349
#	Columbia Sportswear Co.	15,013	431,173
	Comcast Corp. Class A	3,570,978	52,314,828
	Comcast Corp. Special Class A	1,432,185	19,878,728
*	Concord Camera Corp.	9,362	23,874
* #	Conn’s, Inc.	38,000	462,080
#	Cooper Tire & Rubber Co.	110,300	515,101
* #	Cox Radio, Inc.	61,500	310,575
	Craftmade International, Inc.	3,099	6,430
	CSS Industries, Inc.	18,850	285,954
*	Culp, Inc.	21,913	41,196
* #	Cumulus Media, Inc. Class A	9,417	16,197
*	Cybex International, Inc.	30,133	54,541
* #	Cycle Country Accessories Corp.	2,676	1,124
	D.R. Horton, Inc.	104,300	621,628
*	dELiA*s, Inc.	22,143	44,065
*	Delta Apparel, Inc.	6,832	26,645
* #	Design Within Reach, Inc.	16,861	7,756
*	Destination Maternity Corp.	11,618	98,753
*	Diedrich Coffee, Inc.	9,352	3,273
#	Dillards, Inc. Class A	120,300	523,305
#	DineEquity, Inc.	49,683	439,198
* #	Discovery Communications, Inc. (25470F104)	40,480	586,960
* #	Discovery Communications, Inc. (25470F203)	3,937	56,791
*	Discovery Communications, Inc. (25470F302)	136,680	1,965,458
*	Dixie Group, Inc.	11,800	18,290
* #	Dorman Products, Inc.	12,347	123,347
	Dover Motorsports, Inc.	15,900	24,645
*	Dr Pepper Snapple Group, Inc.	26,300	432,635
*	Drew Industries, Inc.	19,000	163,780
* #	DSW, Inc.	2,000	19,960
*	Duckwall-ALCO Stores, Inc.	700	6,160
#	Eastman Kodak Co.	278,700	1,262,511
	Educational Development Corp.	2,100	8,337
*	Emerson Radio Corp.	15,436	8,027
*	Entravision Communications Corp.	38,400	32,256
* #	Expedia, Inc.	109,511	977,933
*	Famous Dave’s of America, Inc.	200	612
	Finish Line, Inc. Class A	112,109	532,518
	Fisher Communications, Inc.	10,923	166,576
*	Flanigan’s Enterprises, Inc.	865	3,296
	Flexsteel Industries, Inc.	1,719	13,391

2

#	Foot Locker, Inc.	211,064	1,553,431
	Fortune Brands, Inc.	78,326	2,506,432
* #	Franklin Covey Co.	10,916	44,865
*	Franklin Electronic Publishers, Inc.	15,050	13,244
#	Fred’s, Inc.	60,080	616,421
	Frisch’s Restaurants, Inc.	600	12,906
#	Furniture Brands International, Inc.	71,463	146,499
*	GameTech International, Inc.	16,810	21,012
* #	Gander Mountain Co.	43,992	90,624
#	Gannett Co., Inc.	85,122	491,154
* #	Gaylord Entertainment Co.	28,382	300,849
*	Genesco, Inc.	16,545	254,793
*	Gentek, Inc.	8,444	115,261
*	G-III Apparel Group, Ltd.	19,700	108,350
* #	Goodyear Tire & Rubber Co.	79,446	490,182
* #	Great Wolf Resorts, Inc.	100	193
#	Group 1 Automotive, Inc.	45,000	448,650
* #	Harris Interactive, Inc.	31,781	15,890
*	Hastings Entertainment, Inc.	1,572	4,009
#	Haverty Furniture Co., Inc.	36,299	291,118
	Hearst-Argyle Television, Inc.	90,553	356,779
#	Heelys, Inc.	24,820	50,633
* #	Helen of Troy, Ltd.	64,389	674,153
*	Hollywood Media Corp.	30,308	29,702
* #	Hot Topic, Inc.	8,957	76,493
* #	Hovnanian Enterprises, Inc. Class A	97,900	165,451
*	HSN, Inc.	68,956	327,541
* #	Iconix Brand Group, Inc.	67,800	560,706
*	ILX Resorts, Inc.	896	475
* #	Interstate Hotels & Resorts, Inc.	42,097	21,048
*	Interval Leisure Group, Inc.	46,683	233,882
* #	Isle of Capri Casinos, Inc.	11,000	31,130
* #	J. Alexander’s Corp.	9,296	23,240
#	J.C. Penney Co., Inc.	232,990	3,902,582
* #	JAKKS Pacific, Inc.	18,275	335,163
* #	Jarden Corp.	108,050	1,126,961
* #	Jo-Ann Stores, Inc.	47,950	612,321
	Johnson Outdoors, Inc.	12,128	92,052
#	Jones Apparel Group, Inc.	42,015	145,372
	Journal Communications, Inc. Class A	17,629	31,556
	KB HOME	94,846	1,012,007
	Kenneth Cole Productions, Inc. Class A	12,274	78,431
	Kimball International, Inc. Class B	28,687	197,653
#	K-Swiss, Inc. Class A	11,908	127,654
	LaCrosse Footwear, Inc.	495	5,326
*	Lakeland Industries, Inc.	11,757	90,646
*	Lakes Entertainment, Inc.	23,288	68,932
#	Landry’s Restaurants, Inc.	25,100	162,146
* #	Lazare Kaplan International, Inc.	13,180	48,766
#	La-Z-Boy, Inc.	48,700	47,239
*	Lear Corp.	47,300	43,043
#	Leggett & Platt, Inc.	209,244	2,613,458
	Lennar Corp. Class A	132,400	1,018,156
*	Liberty Media Corp. - Entertainment Class A	578,364	10,612,979
*	Liberty Media Corp. - Entertainment Class B	17,188	317,462

3

*	Liberty Media Holding Corp. Capital Class A	217,289	1,192,917
*	Liberty Media Holding Corp. Capital Class B	6,066	29,845
* #	Liberty Media Holding Corp. Interactive Class A	883,163	2,773,132
* #	Liberty Media Holding Corp. Interactive Class B	35,506	112,554
#	Lifetime Brands, Inc.	12,558	21,976
*	LIN TV Corp.	28,200	19,740
#	Lithia Motors, Inc. Class A	20,135	61,613
* #	Live Nation, Inc.	130,962	684,931
*	Lodgian, Inc.	21,628	40,012
*	Luby’s, Inc.	48,862	221,833
#	M/I Homes, Inc.	30,930	273,421
*	Mace Security International, Inc.	8,123	6,092
#	Macy’s, Inc.	372,300	3,332,085
*	MarineMax, Inc.	11,000	19,360
*	McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	55,463
	MDC Holdings, Inc.	58,234	1,784,290
#	Meredith Corp.	25,300	404,041
* #	Meritage Homes Corp.	61,660	679,493
	Modine Manufacturing Co.	42,200	115,628
* #	Mohawk Industries, Inc.	98,740	3,170,541
	Monro Muffler Brake, Inc.	370	8,980
*	Morton’s Restaurant Group, Inc.	17,295	31,131
	Movado Group, Inc.	31,700	243,456
*	MTR Gaming Group, Inc.	35,575	53,362
* #	Multimedia Games, Inc.	34,039	58,207
	Nautilus Group, Inc.	51,000	70,890
	New Frontier Media, Inc.	22,735	37,513
*	New Motion, Inc.	7,832	8,615
*	New York & Co., Inc.	33,100	65,538
	News Corp. Class A	1,642,545	10,495,863
#	News Corp. Class B	811,778	5,877,273
*	Office Depot, Inc.	233,937	505,304
#	OfficeMax, Inc.	56,600	311,866
*	Orbitz Worldwide, Inc.	26,233	78,699
#	Orleans Homebuilders, Inc.	21,971	26,365
	O’Charleys, Inc.	28,308	70,770
* #	Outdoor Channel Holdings, Inc.	49,315	300,328
	Oxford Industries, Inc.	35,285	234,998
*	Palm Harbor Homes, Inc.	2,600	9,204
*	PC Mall, Inc.	6,308	25,043
#	Penske Automotive Group, Inc.	161,280	1,196,698
*	Perry Ellis International, Inc.	31,523	121,048
	Phillips-Van Heusen Corp.	49,700	945,294
*	Phoenix Footwear Group, Inc.	8,100	2,511
* #	Pinnacle Entertainment, Inc.	77,630	526,331
* #	Playboy Enterprises, Inc. Class B	45,100	78,023
*	Pomeroy IT Solutions, Inc.	10,282	30,949
*	Proliance International, Inc.	2,766	1,411
*	Q.E.P. Co., Inc.	5,300	6,784
*	Quiksilver, Inc.	137,900	289,590
*	Rainmaker Systems, Inc.	11,059	10,948
* #	RC2 Corp.	6,900	40,089
*	Red Lion Hotels Corp.	28,076	62,609
*	Red Robin Gourmet Burgers, Inc.	15,700	191,226
* #	Regent Communications, Inc.	6,328	1,076

4

	Regis Corp.	73,400	825,750
* #	Rent-A-Center, Inc.	40,770	605,434
*	Retail Ventures, Inc.	57,554	137,554
*	Rex Stores Corp.	4,050	23,490
* #	Rocky Brands, Inc.	5,764	19,886
#	Royal Caribbean Cruises, Ltd.	322,500	2,093,025
*	Rubio’s Restaurants, Inc.	8,594	30,938
#	Ruby Tuesday, Inc.	8,900	11,036
	Russ Berrie & Co., Inc.	15,100	25,821
	Ryland Group, Inc.	16,800	262,080
*	Saga Communications, Inc.	6,520	28,818
#	Salem Communications Corp.	15,810	15,494
	Sauer-Danfoss, Inc.	6,000	45,240
	Scholastic Corp.	38,300	417,470
* #	Sears Holdings Corp.	137,330	5,619,544
#	Service Corp. International	236,251	1,074,942
	Shiloh Industries, Inc.	25,710	59,133
*	Shoe Carnival, Inc.	26,982	211,809
#	Sinclair Broadcast Group, Inc. Class A	103,923	192,258
*	Skechers U.S.A., Inc. Class A	27,200	270,912
	Skyline Corp.	5,323	106,886
#	Sonic Automotive, Inc.	48,400	98,252
	Spartan Motors, Inc.	10,400	45,136
#	Speedway Motorsports, Inc.	71,417	1,031,261
*	Sport Chalet, Inc. Class A	12,882	4,509
*	Sport Chalet, Inc. Class B	500	390
	Sport Supply Group, Inc.	3,533	28,476
	Stage Stores, Inc.	60,550	432,932
	Standard Motor Products, Inc.	23,500	55,225
#	Standard Pacific Corp.	133,900	188,799
	Stanley Furniture, Inc.	12,599	98,902
*	Steinway Musical Instruments, Inc.	8,617	99,613
	Stewart Enterprises, Inc.	25,202	86,191
*	Stoneridge, Inc.	23,350	45,766
	Strattec Security Corp.	5,656	55,429
#	Superior Industries International, Inc.	38,900	399,503
	Superior Uniform Group, Inc.	9,178	73,240
* #	Syms Corp.	6,000	34,680
	Tandy Brand Accessories, Inc.	10,432	16,170
*	Tandy Leather Factory, Inc.	200	337
	The Marcus Corp.	9,332	96,400
#	The Men’s Wearhouse, Inc.	57,800	673,370
#	The Pep Boys - Manny, Moe & Jack	81,600	235,824
*	The Steak n Shake Co.	27,490	157,243
*	Ticketmaster Entertainment, Inc.	12,015	71,489
* #	Time Warner Cable, Inc.	850,107	15,837,493
	Time Warner, Inc.	4,604,581	42,960,741
* #	Toll Brothers, Inc.	238,999	4,067,763
*	Trans World Entertainment Corp.	35,365	28,999
*	TRW Automotive Holdings Corp.	163,213	504,328
*	Tuesday Morning Corp.	32,332	38,152
#	Tyco Electronics, Ltd.	549,298	7,778,060
* #	Unifi, Inc.	172,580	317,547
#	Unifirst Corp.	16,320	428,237
*	Valassis Communications, Inc.	48,600	62,208

5

	Virco Manufacturing Corp.	12,501	26,252
* #	Warnaco Group, Inc.	24,108	545,805
	Washington Post Co.	10,724	4,188,365
* #	West Marine, Inc.	17,123	87,327
#	Whirlpool Corp.	88,001	2,941,873
*	WPT Enterprises, Inc.	2,912	990
#	Wyndham Worldwide Corp.	244,516	1,498,883
* #	Zale Corp.	75,640	93,794
Total Consumer Discretionary			280,295,297

Consumer Staples — (4.8%)
	American Italian Pasta Co.	651	15,377
#	Andersons, Inc.	9,100	149,149
#	Archer-Daniels-Midland Co.	457,265	12,519,916
	B&G Foods, Inc.	18,396	85,357
*	Bridgford Foods Corp.	100	398
*	Cagle’s, Inc. Class A	600	1,200
*	Caribou Coffee Co.	3,840	5,760
	CCA Industries, Inc.	723	2,227
*	Central Garden & Pet Co.	48,200	291,128
* #	Central Garden & Pet Co. Class A	108,992	653,952
#	Chiquita Brands International, Inc.	54,500	761,910
#	Coca-Cola Enterprises, Inc.	647,821	7,275,030
* #	Collective Brands, Inc.	51,700	551,639
*	Constellation Brands, Inc. Class A	36,454	529,312
* #	Constellation Brands, Inc. Class B	12,715	188,563
	Corn Products International, Inc.	76,500	1,770,975
* #	Craft Brewers Alliance, Inc.	11,301	14,239
#	CVS Caremark Corp.	272,137	7,315,043
	Del Monte Foods Co.	342,870	2,283,514
	Farmer Brothers Co.	34,214	696,597
	Griffin Land & Nurseries, Inc. Class A	1,500	51,525
* #	Hain Celestial Group, Inc.	41,559	632,528
	Imperial Sugar Co.	9,419	107,000
	Ingles Market, Inc. Class A	2,038	29,062
	Kraft Foods, Inc.	1,178,778	33,064,723
#	MGP Ingredients, Inc.	17,285	9,541
#	Molson Coors Brewing Co.	190,750	7,681,502
#	Molson Coors Brewing Co. Class A	1,908	76,320
*	Monterey Pasta Co.	15,479	12,383
#	Nash-Finch Co.	5,515	237,310
	Oil-Dri Corp. of America	43	690
*	Omega Protein Corp.	35,725	136,469
*	Orchids Paper Products Co.	700	6,825
*	Parlux Fragrances, Inc.	48,809	136,665
	PepsiAmericas, Inc.	52,095	840,292
*	Prestige Brands Holdings, Inc.	102,600	651,510
* #	Sanfilippo (John B.) & Son, Inc.	9,100	50,050
	Seaboard Corp.	2,041	2,051,205
*	Seneca Foods Corp. Class B	300	7,155
* #	Smithfield Foods, Inc.	226,973	2,694,170
#	SUPERVALU, Inc.	339,545	5,955,619
	Tasty Baking Co.	10,788	44,231
* #	TreeHouse Foods, Inc.	53,970	1,424,268
#	Tyson Foods, Inc. Class A	405,030	3,584,515

6

	Weis Markets, Inc.	10,424	324,291
* #	Winn-Dixie Stores, Inc.	92,300	1,268,202
*	Zapata Corp.	3,064	19,763
Total Consumer Staples			96,209,100

Energy — (13.4%)
	Adams Resources & Energy, Inc.	6,958	122,565
* #	Allis-Chalmers Energy, Inc.	73,600	264,960
	Alon USA Energy, Inc.	36,500	430,700
	Anadarko Petroleum Corp.	845,068	31,047,798
	Apache Corp.	314,001	23,550,075
	Barnwell Industries, Inc.	5,190	27,611
* #	Basic Energy Services, Inc.	79,746	765,562
* #	Bill Barret Corp.	1,140	25,205
* #	Brigham Exploration Co.	85,889	214,722
* #	Bristow Group, Inc.	38,200	924,058
* #	Bronco Drilling Co., Inc.	40,781	215,324
	Cabot Oil & Gas Corp.	3,200	87,968
*	Callon Petroleum Co.	21,700	45,787
#	Chesapeake Energy Corp.	618,000	9,770,580
	Cimarex Energy Co.	127,200	3,159,648
*	Complete Production Services, Inc.	95,200	610,232
* #	Comstock Resources, Inc.	21,328	813,237
#	ConocoPhillips	1,496,850	71,145,280
	Delek US Holdings, Inc.	49,200	341,940
* #	Delta Petroleum Corp.	8,728	37,880
	Devon Energy Corp.	409,920	25,251,072
*	Encore Acquisition Co.	32,378	880,034
*	Energy Partners, Ltd.	8,200	9,512
#	ENSCO International, Inc.	48,547	1,328,246
* #	Exterran Holdings, Inc.	26,789	593,644
* #	Forest Oil Corp.	112,481	1,687,215
*	Geokinetics, Inc.	12,504	41,138
* #	Geomet, Inc.	65,104	81,380
*	Gulfmark Offshore, Inc.	9,945	238,083
* #	Harvest Natural Resources, Inc.	28,700	114,800
	Helmerich & Payne, Inc.	64,234	1,442,696
* #	Hercules Offshore, Inc.	92,800	345,216
	Hess Corp.	198,137	11,018,399
*	HKN, Inc.	19,023	51,172
* #	Hornbeck Offshore Services, Inc.	9,800	173,852
	Marathon Oil Corp.	856,737	23,328,949
* #	Mariner Energy, Inc.	150,441	1,489,366
#	Massey Energy Co.	33,400	507,012
* #	Meridian Resource Corp.	37,268	11,553
*	Natural Gas Services Group	15,260	130,473
* #	Newfield Exploration Co.	221,665	4,253,751
*	Newpark Resources, Inc.	102,445	431,293
	Noble Energy, Inc.	175,300	8,577,429
* #	Oil States International, Inc.	39,000	714,090
*	OMNI Energy Services Corp.	17,800	20,648
#	Overseas Shipholding Group, Inc.	48,600	1,735,020
*	Parker Drilling Co.	87,100	184,652
#	Patterson-UTI Energy, Inc.	111,625	1,067,135
*	Petrohawk Energy Corp.	93,017	1,833,365

7

*	Petroleum Development Corp.	16,500	284,625
*	PHI, Inc. Non-Voting	24,417	293,492
*	PHI, Inc. Voting	200	3,150
* #	Pioneer Drilling Co.	83,080	412,908
#	Pioneer Natural Resources Co.	164,693	2,411,106
* #	Plains Exploration & Production Co.	162,430	3,430,522
*	PowerSecure International, Inc.	10,300	40,479
* #	Pride International, Inc.	30,126	485,631
#	Rowan Companies, Inc.	44,876	568,130
* #	SEACOR Holdings, Inc.	38,153	2,481,471
* #	Stone Energy Corp.	51,287	440,042
*	Swift Energy Corp.	48,099	736,877
#	Tesoro Petroleum Corp.	66,400	1,144,072
	Tidewater, Inc.	6,400	266,304
* #	Toreador Resources Corp.	18,750	44,625
* #	Trico Marine Services, Inc.	41,694	259,337
*	Union Drilling, Inc.	34,327	157,218
* #	Unit Corp.	57,000	1,421,580
#	USEC, Inc.	128,200	652,538
	Valero Energy Corp.	738,360	17,809,243
#	W&T Offshore, Inc.	65,800	827,106
	Western Refining, Inc.	45,700	532,862
* #	Whiting Petroleum Corp.	69,755	2,022,895
#	World Fuel Services Corp.	11,736	396,325
Total Energy			268,264,865

Financials — (22.6%)
	1st Source Corp.	51,101	909,598
	21st Century Holding Co.	21,667	91,435
	Abigail Adams National Bancorp, Inc.	900	1,710
#	Abington Bancorp, Inc.	50,712	357,520
	Access National Corp.	600	2,550
	Advanta Corp. Class A	28,983	17,390
	Advanta Corp. Class B	63,916	49,854
	Affirmative Insurance Holdings, Inc.	7,456	10,886
* #	Allegheny Corp.	14,550	3,963,856
	Alliance Bancorp, Inc. of Pennsylvania	700	5,572
	Allstate Corp.	454,060	9,839,480
#	Amcore Financial, Inc.	36,434	50,643
	American Bancorp of New Jersey, Inc.	20,600	219,596
#	American Capital, Ltd.	222,831	637,297
#	American Equity Investment Life Holding Co.	88,700	593,403
	American Financial Group, Inc.	199,200	3,382,416
*	American Independence Corp.	866	3,611
#	American National Insurance Co.	48,061	2,684,207
#	American West Bancorporation	28,006	21,004
* #	AmeriCredit Corp.	152,700	719,217
	Ameriprise Financial, Inc.	136,412	2,748,702
	Ameris Bancorp	36,345	278,403
* #	Amerisafe, Inc.	30,872	578,233
#	AmeriServe Financial, Inc.	33,134	60,635
#	Anchor Bancorp Wisconsin, Inc.	31,539	63,709
* #	Appalachian Bancshares, Inc.	1,797	3,235
*	Argo Group International Holdings, Ltd.	31,100	967,521
*	Aspen Insurance Holdings, Ltd.	51,600	1,140,360

8

#	Asset Acceptance Capital Corp.	6,790	28,450
	Associated Banc-Corp.	53,855	842,831
	Atlantic Coast Federal Corp.	4,355	18,596
	Atlantic Southern Financial Group, Inc.	1,000	6,250
* #	B of I Holding, Inc.	13,154	59,193
	Baldwin & Lyons, Inc. Class A	300	4,785
	Baldwin & Lyons, Inc. Class B	8,413	141,254
	Banco Santander SA Sponsored ADR	95,669	750,050
	Bancorp Rhode Island, Inc.	1,300	25,506
#	BancorpSouth, Inc.	23,247	439,368
#	BancTrust Financial Group, Inc.	18,793	166,694
	Bank Mutual Corp.	94,800	837,084
#	Bank of America Corp.	3,804,815	25,035,683
* #	Bank of Florida Corp.	21,362	66,009
	Bank of Granite Corp.	32,753	102,844
#	BankAtlantic Bancorp, Inc.	8,450	19,604
	BankFinancial Corp.	46,664	449,374
#	Banner Corp.	14,446	45,505
	Bar Harbor Bankshares	2,200	56,056
* #	Beach First National Bancshares, Inc.	7,596	20,661
	Benjamin Franklin Bancorp, Inc.	5,074	54,901
	Berkshire Hills Bancorp, Inc.	25,284	594,680
*	Beverly Hills Bancorp, Inc.	16,290	1,987
	Boston Private Financial Holdings, Inc.	61,176	288,139
#	Brookline Bancorp, Inc.	77,125	745,799
	Cadence Financial Corp.	27,281	118,127
	Camden National Corp.	637	14,842
#	Capital City Bank Group, Inc.	4,210	67,444
#	Capital Corp. of the West	8,668	6,674
#	Capital One Financial Corp.	464,477	7,357,316
	Capital Southwest Corp.	8,539	782,685
#	Capitol Bancorp, Ltd.	38,099	228,975
	Cardinal Financial Corp.	34,177	189,682
	Carver Bancorp, Inc.	600	2,916
#	Cascade Financial Corp.	10,477	32,583
#	Cathay General Bancorp	68,657	871,944
	Center Bancorp, Inc.	837	6,118
	Center Financial Corp.	40,876	196,205
	Centerstate Banks of Florida, Inc.	400	5,456
*	Central Jersey Bancorp	8,049	54,411
#	Central Pacific Financial Corp.	43,400	292,082
	Centrue Financial Corp.	1,000	5,250
	Century Bancorp, Inc. Class A	1,206	20,321
	CFS Bancorp, Inc.	14,248	33,340
#	Chemical Financial Corp.	34,775	792,870
*	Chicopee Bancorp, Inc.	1,000	11,110
#	Chubb Corp.	390,477	16,626,511
	Cincinnati Financial Corp.	230,743	5,060,194
	CIT Group, Inc.	105,100	293,229
	Citizens Community Bancorp, Inc.	10,355	71,242
	Citizens Holding Co.	300	6,148
	Citizens Republic Bancorp, Inc.	36,939	42,480
	Citizens South Banking Corp.	1,842	7,589
#	City National Corp.	73,100	2,529,991
#	CME Group, Inc.	64,500	11,217,195

9

	CNA Financial Corp.	313,566	3,646,773
* #	CNA Surety Corp.	59,978	992,636
	CoBiz Financial, Inc.	10,475	49,756
	Codorus Valley Bancorp, Inc.	315	2,362
#	Colony Bankcorp, Inc.	300	2,437
	Columbia Banking System, Inc.	39,947	355,528
#	Comerica, Inc.	181,422	3,022,491
	Commonwealth Bankshares, Inc.	1,300	7,930
* #	Community Bancorp	3,000	8,100
	Community Trust Bancorp, Inc.	9,935	277,882
#	Community West Bancshares	400	1,500
	Compass Diversified Holdings	35,065	379,053
* #	CompuCredit Corp.	52,518	168,058
*	Conseco, Inc.	246,095	573,401
*	Consumer Portfolio Services, Inc.	19,063	10,103
* #	Core-Mark Holding Co., Inc.	22,371	410,284
#	Corus Bankshares, Inc.	10,197	11,319
*	Cowen Group, Inc.	2,400	13,800
* #	Crescent Financial Corp.	18,540	65,075
*	Dearborn Bancorp, Inc.	6,213	12,209
#	Delphi Financial Group, Inc. Class A	60,578	918,968
	Discover Financial Services	719,953	5,147,664
	Donegal Group, Inc. Class A	40,892	573,306
	Donegal Group, Inc. Class B	300	4,519
*	Doral Financial Corp.	11,332	57,907
* #	E*TRADE Financial Corp.	123,406	140,683
#	East West Bancorp, Inc.	69,459	659,166
	Eastern Insurance Holdings, Inc.	22,090	230,840
	Eastern Virginia Bankshares, Inc.	300	2,971
	EMC Insurance Group, Inc.	24,800	481,616
*	Encore Bancshares, Inc.	5,200	23,452
*	Encore Capital Group, Inc.	38,372	201,837
*	Endurance Specialty Holdings, Ltd.	60,228	1,641,815
	Enterprise Bancorp, Inc.	600	5,850
	Enterprise Financial Services Corp.	16,798	176,379
	ESB Financial Corp.	1,000	11,000
#	ESSA Bancorp, Inc.	21,670	289,078
	Evans Bancorp, Inc.	400	5,148
#	Everest Re Group, Ltd.	21,400	1,348,200
#	F.N.B. Corp.	34,059	269,407
	Farmers Capital Bank Corp.	1,900	35,112
#	FBL Financial Group, Inc. Class A	49,686	512,263
	Federal Agriculture Mortgage Corp. Class A	277	762
#	Federal Agriculture Mortgage Corp. Class C	13,100	43,492
#	Fidelity Bancorp, Inc.	400	2,924
	Fidelity National Financial, Inc.	315,427	4,611,543
	Fidelity Southern Corp.	6,297	18,829
#	Fifth Third Bancorp	911,741	2,179,061
	Financial Institutions, Inc.	5,250	43,890
*	First Acceptance Corp.	30,706	86,284
	First American Corp.	155,240	3,390,442
	First Bancorp (318672102)	39,600	281,556
	First Bancorp (318910106)	12,302	177,026
	First Bancorp, Inc.	870	13,859
	First Bancshares, Inc. (318687100)	400	5,196

10

	First Bancshares, Inc. (318916103)	300	2,604
#	First Busey Corp.	62,149	543,804
	First Business Financial Services, Inc.	300	3,780
	First Citizens BancShares, Inc.	18,938	2,648,669
	First Defiance Financial Corp.	12,169	83,601
#	First Federal Bancshares of Arkansas, Inc.	1,300	9,425
	First Federal of Northern Michigan Bancorp, Inc.	1,100	1,320
#	First Financial Bancorp	41,203	334,568
	First Financial Corp.	928	30,763
	First Financial Holdings, Inc.	2,652	40,151
#	First Financial Northwest, Inc.	21,018	182,016
	First Financial Service Corp.	900	8,964
#	First Horizon National Corp.	232,489	2,213,295
	First M&F Corp.	300	1,860
#	First Merchants Corp.	31,341	491,427
*	First Mercury Financial Corp.	26,214	289,665
	First Niagara Financial Group, Inc.	191,382	2,499,449
#	First PacTrust Bancorp, Inc.	900	7,200
	First Place Financial Corp.	24,803	71,185
* #	First Regional Bancorp	16,621	53,187
	First Security Group, Inc.	14,332	62,631
	First United Corp.	600	7,290
	Firstbank Corp.	210	1,365
* #	FirstCity Financial Corp.	5,552	16,545
#	Flushing Financial Corp.	22,929	181,598
	FNB United Corp.	21,631	63,379
*	FPIC Insurance Group, Inc.	10,600	412,658
#	Fulton Financial Corp.	170,953	1,200,090
	Genworth Financial, Inc.	705,238	1,636,152
	German American Bancorp, Inc.	16,936	187,990
#	Great Southern Bancorp, Inc.	10,962	116,197
#	Greene Bancshares, Inc.	13,147	130,024
	GS Financial Corp.	400	4,856
* #	Guaranty Bancorp	113,605	172,680
	Guaranty Federal Bancshares, Inc.	1,684	9,430
* #	Guaranty Financial Group, Inc.	3,334	5,201
*	Hallmark Financial Services, Inc.	22,200	171,828
	Hampden Bancorp, Inc.	4,286	37,117
* #	Hampton Roads Bankshares, Inc.	15,571	133,288
#	Hanmi Financial Corp.	6,300	12,033
#	Hanover Insurance Group, Inc.	96,080	3,883,554
#	Harleysville Group, Inc.	21,399	608,588
	Harleysville National Corp.	86,697	807,149
	Harrington West Financial Group, Inc.	400	800
* #	Harris & Harris Group, Inc.	59,101	207,445
#	Hartford Financial Services Group, Inc.	358,609	4,719,294
	HCC Insurance Holdings, Inc.	166,823	3,905,326
#	Heartland Financial USA, Inc.	13,016	179,230
	Heritage Commerce Corp.	33,737	243,244
	Heritage Financial Corp.	11,918	145,757
	HF Financial Corp.	400	4,720
*	Hilltop Holdings, Inc.	38,627	386,270
	Hingham Institution for Savings	500	12,650
#	HMN Financial, Inc.	4,096	12,329
#	Home Bancshares, Inc.	16,535	340,456

11

	Home Federal Bancorp, Inc.	23,644	212,560
	HopFed Bancorp, Inc.	1,719	16,674
	Horace Mann Educators Corp.	68,828	643,542
	Horizon Bancorp	300	3,750
#	Horizon Financial Corp.	17,341	42,485
#	Huntington Bancshares, Inc.	257,100	740,448
	IBERIABANK Corp.	21,918	929,104
#	Imperial Capital Bancorp, Inc.	359	330
	Independence Holding Co.	25,070	75,210
#	Independent Bank Corp. (453836108)	21,300	394,902
#	Independent Bank Corp. (453838104)	42,610	67,750
#	Infinity Property & Casualty Corp.	32,000	1,228,800
	Integra Bank Corp.	37,375	60,174
	Intervest Bancshares Corp.	4,036	15,135
	Invesco, Ltd. ADR	178,900	2,109,231
	Investors Title Co.	1,100	36,954
*	IPC Holdings, Ltd.	47,300	1,213,718
#	Irwin Financial Corp.	380	908
	Jones Lang LaSalle, Inc.	6,200	146,382
	JPMorgan Chase & Co.	2,472,118	63,063,730
	Kentucky First Federal Bancorp	3,200	32,000
	KeyCorp	521,141	3,793,906
	K-Fed Bancorp	107	856
* #	LaBranche & Co., Inc.	2,500	17,150
	Lakeland Bancorp, Inc.	5,349	41,776
	Landmark Bancorp, Inc.	1,543	27,180
	Legacy Bancorp, Inc.	22,879	229,019
#	Legg Mason, Inc.	145,493	2,336,618
* #	Leucadia National Corp.	244,200	3,887,664
#	Lincoln National Corp.	464,693	7,030,805
	LNB Bancorp, Inc.	12,489	71,187
	Loews Corp.	747,772	18,245,637
*	Louisiana Bancorp, Inc.	3,636	45,086
#	LSB Corp.	800	6,272
#	M&T Bank Corp.	51,200	1,992,192
#	Macatawa Bank Corp.	33,567	90,967
#	MainSource Financial Group, Inc.	41,861	408,982
*	Marlin Business Services, Inc.	100	397
#	Marshall & Ilsley Corp.	319,280	1,823,089
#	MB Financial, Inc.	59,049	964,861
* #	MBIA, Inc.	333,600	1,287,696
	MBT Financial Corp.	21,613	56,842
#	Meadowbrook Insurance Group, Inc.	113,375	688,186
	Medallion Financial Corp.	27,760	187,658
#	Mercantile Bancorp, Inc.	382	3,820
	Mercantile Bank Corp.	3,216	15,180
	Mercer Insurance Group, Inc.	14,397	195,943
* #	Meridian Interstate Bancorp, Inc.	1,700	14,875
	Meta Financial Group, Inc.	1,601	14,825
	MetLife, Inc.	847,339	24,344,049
	MetroCorp Bancshares, Inc.	2,600	12,324
	MicroFinancial, Inc.	4,100	10,045
#	Midwest Banc Holdings, Inc.	50,922	59,579
	Morgan Stanley	567,849	11,487,585
	MutualFirst Financial, Inc.	2,300	15,824

12

	Nara Bancorp, Inc.	25,857	152,815
#	National Penn Bancshares, Inc.	139,707	1,352,364
	National Western Life Insurance Co. Class A	900	111,717
* #	Navigators Group, Inc.	4,074	209,159
	Nelnet, Inc. Class A	36,200	500,284
*	New Century Bancorp, Inc.	600	2,940
	New Hampshire Thrift Bancshares, Inc.	2,300	18,400
	New Westfield Financial, Inc.	41,439	399,058
	New York Community Bancorp, Inc.	8,064	106,848
	NewAlliance Bancshares, Inc.	185,060	2,033,809
	NewBridge Bancorp	5,501	12,102
*	Newport Bancorp, Inc.	700	8,057
* #	NewStar Financial, Inc.	37,879	112,122
* #	Nexity Financial Corp.	3,113	2,164
#	North Valley Bancorp	4,538	16,927
	Northeast Community Bancorp, Inc.	18,337	143,945
	Northrim Bancorp, Inc.	6,315	63,529
	NYMAGIC, Inc.	13,520	230,651
	NYSE Euronext, Inc.	123,100	2,708,200
	Odyssey Re Holdings Corp.	126,009	5,928,723
#	Old Republic International Corp.	340,932	3,518,418
#	Old Second Bancorp, Inc.	10,694	95,604
	OneBeacon Insurance Group, Ltd.	12,800	108,160
	Osage Bancshares, Inc.	600	4,392
#	PAB Bankshares, Inc.	306	1,147
#	Pacific Capital Bancorp	75,280	798,721
	Pacific Continental Corp.	4,430	55,907
	Pacific Mercantile Bancorp	15,114	63,479
*	Pacific Premier Bancorp, Inc.	300	1,080
	Pamrapo Bancorp, Inc.	2,200	15,312
	Parkvale Financial Corp.	500	6,135
#	Patriot National Bancorp	400	2,792
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
* #	Pennsylvania Commerce Bancorp, Inc.	3,131	64,185
* #	Penson Worldwide, Inc.	33,200	198,536
	Peoples Bancorp of North Carolina	300	2,400
	Peoples Bancorp, Inc.	11,686	117,678
* #	PHH Corp.	88,157	974,135
* #	PICO Holdings, Inc.	11,534	293,194
* #	Pinnacle Financial Partners, Inc.	38,859	918,238
*	PMA Capital Corp. Class A	38,757	213,551
	PMI Group, Inc.	30,000	41,700
	Porter Bancorp, Inc.	1,575	19,294
#	Preferred Bank	4,900	27,293
	Premier Financial Bancorp, Inc.	900	5,490
	Presidential Life Corp.	23,958	231,674
	Princeton National Bancorp, Inc.	1,100	19,800
#	Principal Financial Group, Inc.	13,157	218,275
*	ProAssurance Corp.	40,933	1,934,494
#	Prosperity Bancshares, Inc.	75,055	2,030,238
#	Protective Life Corp.	125,973	1,043,056
#	Provident Bankshares Corp.	52,198	335,111
	Provident Financial Holdings, Inc.	8,407	37,831
	Provident Financial Services, Inc.	73,965	808,437
	Provident New York Bancorp	84,300	800,850

13

	Prudential Financial, Inc.	463,538	11,936,103
	Pulaski Financial Corp.	5,450	38,967
#	Radian Group, Inc.	74,360	239,439
	Rainier Pacific Financial Group, Inc.	15,619	25,771
#	Regions Financial Corp.	348,642	1,206,301
	Reinsurance Group of America, Inc.	178,328	6,353,827
	Renasant Corp.	45,012	545,095
*	Republic First Bancorp, Inc.	7,411	55,731
	Resource America, Inc.	22,388	91,343
#	Riverview Bancorp, Inc.	14,671	50,615
	RLI Corp.	820	46,322
	Rockville Financial, Inc.	14,403	164,482
	Rome Bancorp, Inc.	16,195	125,835
	Royal Bancshares of Pennsylvania, Inc. Class A	900	3,420
#	Safety Insurance Group, Inc.	29,335	1,027,312
	Sanders Morris Harris Group, Inc.	59,090	245,814
#	Sandy Spring Bancorp, Inc.	36,365	513,474
	SCBT Financial Corp.	100	2,686
*	Seabright Insurance Holdings	47,750	495,167
#	Seacoast Banking Corp. of Florida	19,276	88,477
#	Security Bank Corp.	21,068	16,854
	Selective Insurance Group, Inc.	82,800	1,270,980
	Shore Bancshares, Inc.	1,200	20,664
	SI Financial Group, Inc.	5,162	32,262
#	Simmons First National Corp. Class A	12,867	317,043
#	Somerset Hills Bancorp	4,111	25,242
#	South Financial Group, Inc.	24,482	46,026
*	Southcoast Financial Corp.	700	2,135
	Southern Community Financial Corp.	30,490	110,069
* #	Southern First Bancshares, Inc.	900	5,445
	Southwest Bancorp, Inc.	27,666	289,940
*	Specialty Underwriters’ Alliance, Inc.	2,510	8,183
	State Auto Financial Corp.	73,423	1,622,648
	StellarOne Corp.	19,587	255,414
	Sterling Bancshares, Inc.	30,897	171,787
#	Sterling Financial Corp.	28,669	53,038
#	Stewart Information Services Corp.	25,500	378,420
*	Stratus Properties, Inc.	2,802	23,565
*	Sun Bancorp, Inc.	33,081	187,238
#	SunTrust Banks, Inc.	411,103	5,040,123
* #	Superior Bancorp	4,209	11,533
	Susquehanna Bancshares, Inc.	153,978	1,693,758
*	Susser Holdings Corp.	9,700	126,779
#	SWS Group, Inc.	24,945	365,444
#	Synovus Financial Corp.	477,500	1,890,900
#	Taylor Capital Group, Inc.	9,035	57,734
	Teche Holding Co.	600	17,100
#	Temecula Valley Bancorp, Inc.	2,718	3,126
* #	Texas Capital Bancshares, Inc.	25,614	289,182
	TF Financial Corp.	600	10,770
*	The Bancorp, Inc.	9,634	29,769
#	The Colonial BancGroup, Inc.	45,250	35,747
#	The Phoenix Companies, Inc.	88,600	155,050
	The Travelers Companies, Inc.	769,714	29,741,749
	The Wilber Corp.	600	4,452

14

*	Thomas Weisel Partners Group, Inc.	19,268	59,538
#	TIB Financial Corp.	6,511	25,914
* #	Tidelands Bancshares, Inc.	400	1,160
	TierOne Corp.	8,844	14,239
	Timberland Bancorp, Inc.	3,000	17,610
#	Transatlantic Holdings, Inc.	91,903	2,954,681
*	Tree.com, Inc.	4,080	16,198
#	TriCo Bancshares	279	5,619
	Trustmark Corp.	56,645	1,149,893
#	UCBH Holdings, Inc.	77,700	181,041
#	Umpqua Holdings Corp.	70,705	692,909
*	Unico American Corp.	1,900	14,421
#	Union Bankshares Corp.	26,787	418,681
*	United America Indemnity, Ltd.	14,400	152,352
* #	United Capital Corp.	300	5,820
#	United Community Banks, Inc.	44,518	229,268
#	United Community Financial Corp.	64,344	32,815
	United Financial Bancorp, Inc.	36,681	502,897
	United Fire & Casualty Co.	47,123	944,816
* #	United PanAm Financial Corp.	14,353	15,358
	United Western Bancorp, Inc.	17,172	139,608
#	Unitrin, Inc.	89,399	1,140,731
	Unity Bancorp, Inc.	2,925	10,325
*	Universal American Corp.	68,591	676,993
	Univest Corp. of Pennsylvania	3,939	90,203
	Unum Group	530,100	7,506,216
*	Virginia Commerce Bancorp, Inc.	21,942	91,498
*	Virtus Investment Partners, Inc.	4,430	26,846
	W. R. Berkley Corp.	80,768	2,138,737
	Washington Federal, Inc.	82,736	1,015,998
	Webster Financial Corp.	54,270	226,849
#	Wesbanco, Inc.	41,466	856,688
	Wesco Financial Corp.	12,923	3,897,706
	West Bancorporation	22,100	179,010
#	West Coast Bancorp	3,775	11,212
* #	Western Alliance Bancorp	38,400	292,224
#	White Mountains Insurance Group, Ltd.	18,685	4,512,427
*	White River Capital, Inc.	300	1,830
	Whitney Holding Corp.	111,205	1,444,553
	Wilshire Bancorp, Inc.	17,744	121,724
	Wintrust Financial Corp.	40,447	540,776
	WSB Holdings, Inc.	100	265
#	Yadkin Valley Financial Corp.	14,730	135,369
#	Zions Bancorporation	159,112	2,373,951
*	ZipRealty, Inc.	11,683	33,764
Total Financials			452,316,481

Health Care — (3.7%)
*	Adolor Corp.	1,460	2,920
* #	Advanced Medical Optics, Inc.	35,678	783,846
* #	Albany Molecular Research, Inc.	34,810	298,322
*	Allied Healthcare International, Inc.	57,415	56,841
*	Allied Healthcare Products, Inc.	1,000	4,290
*	Allion Healthcare, Inc.	33,500	153,095
*	American Dental Partners, Inc.	21,249	142,581

15

*	AMICAS, Inc.	98,913	158,755
* #	AMN Healthcare Services, Inc.	26,800	182,240
* #	Anadys Pharmaceuticals, Inc.	2,229	11,613
*	AngioDynamics, Inc.	48,717	662,551
*	Arrhythmia Research Technology, Inc.	1,200	2,760
*	Assisted Living Concepts, Inc.	52,957	210,239
*	BioScrip, Inc.	65,100	110,019
*	Boston Scientific Corp.	888,120	7,877,624
#	Brookdale Senior Living, Inc.	112,800	767,040
* #	Caliper Life Sciences, Inc.	21,331	27,517
	Cambrex Corp.	20,000	65,400
* #	Cantel Medical Corp.	30,908	463,311
*	Capital Senior Living Corp.	45,075	118,547
* #	Cardiac Science Corp.	37,674	202,309
*	Celera Corp.	39,414	332,654
* #	Community Health Systems, Inc.	151,474	2,823,475
* #	CONMED Corp.	49,672	777,367
*	Continucare Corp.	20,028	40,056
#	Cooper Companies, Inc.	77,156	1,463,649
* #	Cross Country Healthcare, Inc.	36,400	272,636
*	Cutera, Inc.	10,452	70,133
	Daxor Corp.	1,100	17,600
* #	Digirad Corp.	18,448	16,050
* #	Dynacq Healthcare, Inc.	314	1,177
* #	Emeritus Corp.	26,084	215,715
* #	ev3, Inc.	104,281	564,160
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	14,632
* #	Gentiva Health Services, Inc.	10,010	253,053
* #	Greatbatch, Inc.	17,658	411,431
* #	HealthSpring, Inc.	86,917	1,514,094
*	HealthTronics, Inc.	59,194	108,917
#	Hill-Rom Holdings, Inc.	55,364	779,525
*	Hi-Tech Pharmacal Co., Inc.	12,055	64,615
* #	Hologic, Inc.	288,724	3,404,056
*	Home Diagnostics, Inc.	16,823	117,425
#	Invacare Corp.	49,400	941,564
* #	Inverness Medical Innovations, Inc.	45,100	1,103,597
*	Iridex Corp.	4,757	3,330
	Kewaunee Scientific Corp.	1,631	14,027
*	Kindred Healthcare, Inc.	43,700	593,009
*	King Pharmaceuticals, Inc.	426,520	3,727,785
*	Langer, Inc.	9,242	4,621
* #	Lannet Co., Inc.	8,400	44,520
#	LCA-Vision, Inc.	3,400	8,568
* #	LeMaitre Vascular, Inc.	4,100	8,835
*	Lexicon Pharmaceuticals, Inc.	24,800	29,512
* #	LifePoint Hospitals, Inc.	82,208	1,852,968
*	Magyar Bancorp, Inc.	500	2,375
* #	Maxygen, Inc.	267	2,286
*	MedCath Corp.	39,208	246,618
* #	MediciNova, Inc.	300	676
*	National Dentex Corp.	400	1,560
*	Novacea, Inc.	10,743	9,669
* #	NovaMed, Inc.	38,506	113,978
*	Nutraceutical International Corp.	25,902	226,383

16

* #	NxStage Medical, Inc.	22,100	75,803
#	Omnicare, Inc.	202,170	5,652,673
*	Osteotech, Inc.	25,510	77,550
* #	Par Pharmaceutical Cos., Inc.	29,415	362,099
*	PDI, Inc.	15,476	71,499
* #	Pharmanet Development Group, Inc.	1,138	1,491
*	Prospect Medical Holdings, Inc.	14,274	36,399
*	Regeneration Technologies, Inc.	30,452	74,607
*	RehabCare Group, Inc.	27,481	383,360
* #	Res-Care, Inc.	20,958	283,981
*	Skilled Healthcare Group, Inc.	4,200	34,986
* #	Spectrum Pharmaceuticals, Inc.	184	265
*	SRI/Surgical Express, Inc.	1,600	2,240
*	SunLink Health Systems, Inc.	500	465
*	Symmetry Medical, Inc.	228	1,562
*	Theragenics Corp.	32,183	41,516
* #	Thermo Fisher Scientific, Inc.	314,328	11,293,805
* #	Triple-S Management Corp.	8,500	122,315
* #	ViroPharma, Inc.	58,354	700,248
*	Vital Images, Inc.	30,636	346,493
* #	Watson Pharmaceuticals, Inc.	89,611	2,444,588
*	WellPoint, Inc.	440,420	18,255,409
	Young Innovations, Inc.	1,414	21,832
Total Health Care			74,785,307

Industrials — (8.8%)
*	A. T. Cross Co. Class A	18,431	47,552
	A.O. Smith Corp.	34,400	945,312
*	ACCO Brands Corp.	55,646	106,840
#	Aceto Corp.	15,413	137,792
	Aircastle, Ltd.	47,000	191,760
* #	AirTran Holdings, Inc.	12,900	52,890
	Alamo Group, Inc.	21,083	264,592
* #	Alaska Air Group, Inc.	78,900	2,079,804
#	Albany International Corp. Class A	28,323	283,513
#	Alexander & Baldwin, Inc.	67,519	1,488,119
* #	Allied Defense Group, Inc.	17,161	118,239
* #	Amerco, Inc.	31,616	972,192
	American Railcar Industries, Inc.	13,500	113,265
	American Woodmark Corp.	4,852	73,023
#	Ameron International Corp.	7,300	363,905
	Ampco-Pittsburgh Corp.	251	4,641
* #	AMREP Corp.	866	24,031
	Applied Industrial Technologies, Inc.	53,325	842,002
	Applied Signal Technologies, Inc.	800	14,032
*	Argon ST, Inc.	13,063	250,026
	Arkansas Best Corp.	15,500	362,545
*	Armstrong World Industries, Inc.	7,500	124,350
* #	Arotech Corp.	10,088	4,338
*	Baldwin Technology Co., Inc. Class A	17,977	20,674
	Barrett Business Services, Inc.	16,000	157,440
* #	Beacon Roofing Supply, Inc.	4,877	62,084
#	Belden, Inc.	46,850	611,861
* #	BlueLinx Holdings, Inc.	56,806	135,198
	Bowne & Co., Inc.	19,950	55,862

17

#	Briggs & Stratton Corp.	34,061	503,762
* #	Builders FirstSource, Inc.	52,604	64,703
#	Burlington Northern Santa Fe Corp.	386,908	25,632,655
#	C&D Technologies, Inc.	36,712	109,402
	Cascade Corp.	5,900	135,051
	CDI Corp.	29,909	320,624
* #	CECO Environmental Corp.	2,700	6,345
*	Celadon Group, Inc.	39,349	307,709
	Champion Industries, Inc.	5,186	14,521
	Chicago Rivet & Machine Co.	300	3,585
#	CIRCOR International, Inc.	18,850	419,413
* #	Coleman Cable, Inc.	1,200	4,200
*	Columbus McKinnon Corp.	24,330	309,478
*	Commercial Vehicle Group, Inc.	10,475	10,475
#	CompX International, Inc.	700	3,962
*	Consolidated Graphics, Inc.	1,300	20,943
* #	Cornell Companies, Inc.	3,700	56,462
*	Covenant Transport Group Class A	4,818	8,769
*	CPI Aerostructures, Inc.	5,826	29,130
	CSX Corp.	562,627	16,293,678
* #	Dollar Thrifty Automotive Group, Inc.	300	348
	Ducommun, Inc.	19,878	376,489
	Eastern Co.	10,296	113,462
	Ecology & Environment, Inc. Class A	1,000	12,590
	Electro Rent Corp.	47,252	500,871
#	Encore Wire Corp.	1,546	25,524
* #	EnerSys	60,439	550,599
#	Ennis, Inc.	49,799	557,251
* #	EnPro Industries, Inc.	18,755	343,217
	Espey Manufacturing & Electronics Corp.	2,564	43,280
* #	Esterline Technologies Corp.	24,194	873,161
*	ExpressJet Holdings, Inc.	2,460	3,887
#	Federal Signal Corp.	65,537	442,375
*	First Advantage Corp.	14,062	179,150
* #	Flanders Corp.	14,186	57,879
	Frozen Food Express Industries, Inc.	6,500	26,780
#	G & K Services, Inc. Class A	32,639	602,190
* #	Gardner Denver Machinery, Inc.	2,705	58,888
#	GATX Corp.	73,797	1,778,508
*	Gencor Industries, Inc.	2,300	18,216
*	GP Strategies Corp.	16,800	65,688
	Great Lakes Dredge & Dock Corp.	51,039	170,470
	Greenbrier Companies, Inc.	33,734	187,224
*	Griffon Corp.	43,752	435,332
	Hardinge, Inc.	25,790	112,187
* #	Henry Bros. Electronics, Inc.	8,600	48,805
*	Herley Industries, Inc.	5,800	64,612
*	Hertz Global Holdings, Inc.	49,000	247,940
*	Hudson Highland Group, Inc.	35,619	87,623
* #	Hurco Companies, Inc.	4,100	58,138
* #	ICF International, Inc.	400	9,492
*	ICT Group, Inc.	9,323	36,173
*	Ingersoll-Rand Co., Ltd. Class A	309,696	5,020,172
	Innovative Solutions & Support, Inc.	581	1,807
* #	Insituform Technologies, Inc. Class A	4,012	75,265

18

	Insteel Industries, Inc.	2,229	17,163
*	Interline Brands, Inc.	41,562	332,496
	International Shipholding Corp.	8,100	174,150
*	Intersections, Inc.	35,048	130,379
* #	JetBlue Airways Corp.	152,100	856,323
*	Kadant, Inc.	5,957	59,808
	Kaman Corp. Class A	37,597	717,727
* #	Kansas City Southern	10,954	198,925
	Kelly Services, Inc. Class A	51,741	468,773
	Kennametal, Inc.	5,210	83,568
*	Kforce, Inc.	56,621	353,881
	L.S. Starrett Co. Class A	5,000	75,200
*	Ladish Co., Inc.	20,716	235,541
	Lawson Products, Inc.	1,959	37,456
*	LECG Corp.	32,016	104,692
*	LGL Group, Inc.	400	620
*	Limco-Piedmont, Inc.	520	1,602
*	LMI Aerospace, Inc.	11,300	127,577
	LSI Industries, Inc.	20,754	94,431
*	Lydall, Inc.	7,000	25,830
* #	M&F Worldwide Corp.	29,969	317,671
*	Mac-Gray Corp.	13,247	85,774
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	665
*	Marten Transport, Ltd.	45,793	808,704
#	Masco Corp.	124,744	975,498
*	Medialink Worldwide, Inc.	2,147	193
*	Merrimac Industries, Inc.	2,600	5,850
*	Miller Industries, Inc.	22,810	124,999
*	Misonix, Inc.	4,083	4,410
* #	Mobile Mini, Inc.	53,031	670,312
#	Mueller Industries, Inc.	26,663	536,460
#	Mueller Water Products, Inc.	171,068	1,158,130
	NACCO Industries, Inc. Class A	10,965	350,770
*	Nashua Corp.	400	1,212
	National Technical Systems, Inc.	15,400	61,600
* #	NCI Building Systems, Inc.	20,300	235,277
	Norfolk Southern Corp.	307,188	11,783,732
	Northrop Grumman Corp.	428,124	20,601,327
*	On Assignment, Inc.	50,319	232,977
	Oshkosh Truck Corp. Class B	50,500	364,610
* #	Owens Corning, Inc.	115,023	1,534,407
*	P.A.M. Transportation Services, Inc.	20,990	104,950
*	Paragon Technologies, Inc.	3,771	9,164
*	Park-Ohio Holdings Corp.	3,700	13,616
* #	Patrick Industries, Inc.	1,300	722
*	Perini Corp.	22,687	473,024
*	PGT, Inc.	7,271	7,256
* #	Pinnacle Airlines Corp.	3,900	7,800
* #	Plug Power, Inc.	165,553	148,998
	Portec Rail Products, Inc.	4,401	32,039
* #	Power-One, Inc.	7,000	7,140
	Providence & Worcester Railroad Co.	1,000	13,655
#	Quanex Building Products Corp.	2,800	23,772
	R. R. Donnelley & Sons Co.	182,554	1,781,727
*	RCM Technologies, Inc.	19,716	23,758

19

#	Regal-Beloit Corp.	6,432	218,431
*	Republic Airways Holdings, Inc.	48,800	399,672
	Republic Services, Inc.	109,321	2,827,041
	Robbins & Myers, Inc.	1,146	19,814
* #	Rush Enterprises, Inc. Class A	31,175	283,693
*	Rush Enterprises, Inc. Class B	18,522	163,549
#	Ryder System, Inc.	89,844	3,034,930
*	Saia, Inc.	10,800	115,452
	Schawk, Inc.	34,716	282,588
* #	School Specialty, Inc.	37,902	625,383
	Servidyne, Inc.	7,283	15,950
*	SIFCO Industries, Inc.	600	3,672
#	SkyWest, Inc.	82,032	1,283,801
	Southwest Airlines Co.	1,077,730	7,576,442
*	Sparton Corp.	3,057	5,717
*	Spherion Corp.	20,600	29,458
#	SPX Corp.	54,690	2,302,996
	Standex International Corp.	25,800	396,030
	Steelcase, Inc. Class A	53,600	231,552
	Supreme Industries, Inc.	1,740	2,088
	Sypris Solutions, Inc.	9,293	11,802
#	TAL International Group, Inc.	10,600	111,088
	Tech/Ops Sevcon, Inc.	874	2,001
	Technology Research Corp.	12,921	23,904
	Tecumseh Products Co. Class A	11,200	91,840
*	Tecumseh Products Co. Class B	1,400	11,480
#	Timken Co.	116,978	1,741,802
	Todd Shipyards Corp.	9,932	139,048
*	TRC Companies, Inc.	29,646	86,270
#	Tredegar Industries, Inc.	50,900	839,850
* #	Trex Co., Inc.	12,119	179,240
#	Trinity Industries, Inc.	91,550	1,053,741
#	Triumph Group, Inc.	7,736	350,286
* #	Tufco Technologies, Inc.	1,000	3,460
	Twin Disc, Inc.	8,294	54,492
	Tyco International, Ltd.	427,575	8,987,627
*	U.S. Home Systems, Inc.	4,314	6,946
#	Union Pacific Corp.	455,111	19,929,311
* #	United Rentals, Inc.	93,585	522,204
#	Universal Forest Products, Inc.	31,400	659,400
* #	URS Corp.	81,098	2,761,387
*	US Airways Group, Inc.	4,301	24,387
*	USA Truck, Inc.	13,849	199,703
	Valpey Fisher Corp.	1,464	2,130
	Viad Corp.	34,729	772,026
*	Volt Information Sciences, Inc.	45,263	241,252
	Wabash National Corp.	50,377	142,063
#	Watts Water Technologies, Inc.	60,015	1,337,134
*	WCA Waste Corp.	29,283	62,373
#	Werner Enterprises, Inc.	115,482	1,732,230
*	Westaff, Inc.	14,326	14,613
*	Willdan Group, Inc.	1,000	1,870
*	Willis Lease Finance Corp.	4,400	41,536
* #	YRC Worldwide, Inc.	59,368	170,980
Total Industrials			176,074,418

20

Information Technology — (5.4%)
*	3Com Corp.	349,373	814,039
* #	Actel Corp.	33,263	300,032
* #	ActivIdentity Corp.	61,463	137,062
*	Adaptec, Inc.	212,719	593,486
*	ADC Telecommunications, Inc.	19,700	99,879
*	Advanced Analogic Technologies, Inc.	15,762	47,444
	Agilysys, Inc.	26,100	93,177
*	Amtech Systems, Inc.	10,600	42,824
*	Anaren, Inc.	11,003	130,055
*	Applied Micro Circuits Corp.	94,993	379,972
* #	Arris Group, Inc.	109,812	781,861
*	Arrow Electronics, Inc.	182,170	3,473,982
	Astro-Med, Inc.	2,626	18,356
* #	Autobytel, Inc.	731	263
* #	Avid Technology, Inc.	52,950	530,030
* #	Avnet, Inc.	220,900	4,378,238
* #	Avocent Corp.	52,800	757,680
#	AVX Corp.	298,652	2,723,706
* #	Aware, Inc.	21,340	47,802
*	Axcelis Technologies, Inc.	98,558	28,089
*	AXT, Inc.	36,400	50,596
	Bel Fuse, Inc. Class A	4,174	58,645
	Bel Fuse, Inc. Class B	17,950	273,558
* #	Benchmark Electronics, Inc.	91,403	1,073,071
#	Black Box Corp.	29,500	643,985
* #	Brightpoint, Inc.	41,800	195,624
* #	Brooks Automation, Inc.	92,404	422,286
*	CalAmp Corp.	10,645	10,326
*	California Micro Devices Corp.	34,646	74,142
*	CallWave, Inc.	29,339	21,711
*	Cascade Microtech, Inc.	23,271	71,907
*	Catapult Communications Corp.	30,276	208,904
*	CEVA, Inc.	11,574	79,050
*	Checkpoint Systems, Inc.	33,700	301,615
*	Ciber, Inc.	31,700	138,212
*	Cirrus Logic, Inc.	51,910	146,386
#	Cohu, Inc.	38,808	387,304
*	Comarco, Inc.	5,608	5,328
	Communications Systems, Inc.	8,150	60,310
* #	Computer Sciences Corp.	225,553	8,309,373
*	Concurrent Computer Corp.	13,740	54,410
* #	Convergys Corp.	197,364	1,486,151
*	CPI International, Inc.	11,198	85,889
*	Cray, Inc.	30,490	58,541
*	CSP, Inc.	2,514	8,208
	CTS Corp.	34,200	175,788
*	CyberOptics Corp.	9,134	51,242
* #	Cypress Semiconductor Corp.	112,300	506,473
*	Datalink Corp.	1,100	3,795
	Dataram Corp.	11,134	14,029
*	DDi Corp.	25,458	86,048
*	Digi International, Inc.	33,357	253,513
*	Dot Hill Systems Corp.	12,093	5,986

21

*	DSP Group, Inc.	37,084	241,417
*	Dycom Industries, Inc.	35,250	240,053
*	Dynamics Research Corp.	18,874	131,552
*	Edgewater Technology, Inc.	8,939	25,029
*	EFJohnson Technologies, Inc.	5,104	6,278
*	Electro Scientific Industries, Inc.	34,300	216,776
*	Electronics for Imaging, Inc.	43,300	384,937
* #	EMCORE Corp.	19,200	25,344
* #	EMS Technologies, Inc.	1,490	35,760
*	Endwave Corp.	19,715	39,430
* #	Entegris, Inc.	126,900	176,391
* #	EPIQ Systems, Inc.	17,800	315,416
*	ePlus, inc.	4,000	42,420
* #	Euronet Worldwide, Inc.	49,491	497,385
* #	Exar Corp.	7,481	50,646
*	Extreme Networks, Inc.	958	1,696
* #	Fairchild Semiconductor Corp. Class A	144,238	656,283
#	Fidelity National Information Services, Inc.	166,320	2,646,151
* #	FormFactor, Inc.	8,200	127,592
	Frequency Electronics, Inc.	17,253	54,347
*	Gerber Scientific, Inc.	50,097	157,305
	Gevity HR, Inc.	30,736	61,779
* #	Globecomm Systems, Inc.	27,667	141,932
*	GSI Technology, Inc.	4,674	12,059
*	GTSI Corp.	8,203	44,255
*	Hackett Group, Inc.	51,020	143,366
* #	Harris Stratex Networks, Inc. Class A	7,275	50,198
*	hi/fn, inc.	15,301	48,122
* #	Hutchinson Technology, Inc.	49,671	157,457
*	Hypercom Corp.	66,900	101,688
* #	I.D. Systems, Inc.	5,621	21,528
*	IAC/InterActiveCorp	172,391	2,534,148
* #	iBasis, Inc.	1,900	1,748
*	Ikanos Communications, Inc.	12,254	15,808
#	Imation Corp.	55,891	544,378
*	InFocus Corp.	1,690	1,284
	infoGROUP, Inc.	12,323	45,472
	InfoSpace, Inc.	56,356	451,412
* #	Ingram Micro, Inc.	299,279	3,672,153
* #	Insight Enterprises, Inc.	23,200	120,176
* #	Integrated Device Technology, Inc.	180,610	1,036,701
*	Integrated Silicon Solution, Inc.	27,577	46,881
* #	Intelli-Check, Inc.	3,100	3,720
*	Internap Network Services Corp.	9,000	24,210
* #	International Rectifier Corp.	57,100	777,702
*	Internet Brands, Inc.	8,000	39,760
*	Internet Capital Group, Inc.	58,172	250,721
	Intersil Corp.	169,165	1,574,926
*	Intest Corp.	12,266	3,250
*	Intevac, Inc.	34,801	152,428
*	IntriCon Corp.	482	1,808
* #	iPass, Inc.	85,296	108,326
	IXYS Corp.	59,516	407,685
	Jabil Circuit, Inc.	171,500	998,130
* #	JDS Uniphase Corp.	137,990	500,904

22

	Keithley Instruments, Inc.	16,951	58,820
*	Key Tronic Corp.	17,405	20,364
*	Keynote Systems, Inc.	31,600	276,500
*	Kopin Corp.	26,226	41,437
* #	Kratos Defense & Security Solutions, Inc.	104,260	123,027
*	KVH Industries, Inc.	2,300	13,225
* #	L-1 Identity Solutions, Inc.	143,173	1,038,004
*	Lattice Semiconductor Corp.	142,278	219,108
* #	LeCroy Corp.	14,031	32,271
*	Lionbridge Technologies, Inc.	65,700	118,260
*	LookSmart, Ltd.	35,780	49,019
*	Loral Space & Communications, Inc.	24,164	319,206
* #	Macrovision Solutions Corp.	53,400	700,074
*	Management Network Group, Inc.	29,236	11,987
	Marchex, Inc. Class B	29,022	145,400
*	Mattson Technology, Inc.	6,600	6,468
* #	Mentor Graphics Corp.	16,127	75,152
*	Mercury Computer Systems, Inc.	35,415	211,428
	Methode Electronics, Inc.	79,571	367,618
* #	Micron Technology, Inc.	990,716	3,685,464
*	MIPS Technologies, Inc.	33,125	55,650
* #	MKS Instruments, Inc.	85,290	1,198,325
* #	ModusLink Global Solutions, Inc.	77,660	180,948
#	Motorola, Inc.	2,108,701	9,341,545
* #	MPS Group, Inc.	128,700	778,635
*	MSC.Software Corp.	52,565	305,928
*	Nanometrics, Inc.	47,305	62,443
*	Newport Corp.	56,016	299,686
* #	Novellus Systems, Inc.	3,107	42,846
*	Nu Horizons Electronics Corp.	14,932	23,443
* #	OmniVision Technologies, Inc.	38,897	260,221
*	Oplink Communications, Inc.	28,694	202,867
*	OpNext, Inc.	38,358	91,292
*	Optelecom-NKF, Inc.	4,329	20,043
*	Optical Cable Corp.	9,195	26,114
* #	Orbcomm, Inc.	11,500	18,860
*	OSI Systems, Inc.	8,630	126,257
*	Overland Storage, Inc.	399	160
* #	OYO Geospace Corp.	1	15
*	PAR Technology Corp.	22,475	101,812
*	PC Connection, Inc.	52,813	258,256
	PC-Tel, Inc.	52,653	340,138
*	PDF Solutions, Inc.	193	288
*	Perceptron, Inc.	4,904	16,674
*	Performance Technologies, Inc.	25,851	81,689
*	Pericom Semiconductor Corp.	10,468	64,588
*	Pervasive Software, Inc.	36,268	131,290
*	Photronics, Inc.	42,000	66,780
*	Physicians Formula Holdings, Inc.	7,529	21,834
* #	PlanetOut, Inc.	240	63
	Plantronics, Inc.	19,000	192,850
*	PLX Technology, Inc.	14,500	23,925
* #	Presstek, Inc.	4,000	8,640
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	5,300	10,971

23

* #	RadiSys Corp.	43,345	205,022
* #	RealNetworks, Inc.	224,844	634,060
*	RF Micro Devices, Inc.	856	924
*	RF Monolithics, Inc.	1,586	1,094
	Richardson Electronics, Ltd.	16,979	63,332
*	Rudolph Technologies, Inc.	69,020	193,946
* #	Sandisk Corp.	197,936	2,262,408
*	SCM Microsystems, Inc.	18,612	46,716
*	SeaChange International, Inc.	33,539	198,551
*	Semitool, Inc.	4,824	13,362
* #	Sigma Designs, Inc.	13,800	141,036
*	Silicon Image, Inc.	25,304	92,866
* #	Silicon Storage Technology, Inc.	197,920	405,736
* #	Skyworks Solutions, Inc.	194,931	842,102
*	Smith Micro Software, Inc.	32,001	169,605
*	Soapstone Networks, Inc.	28,005	69,172
* #	Sonic Solutions, Inc.	600	786
*	SonicWALL, Inc.	86,370	304,022
*	Spectrum Control, Inc.	14,233	103,047
* #	Standard Microsystems Corp.	31,019	429,613
	StarTek, Inc.	30,545	141,729
* #	STEC, Inc.	5,396	24,174
*	SumTotal Systems, Inc.	39,973	100,732
* #	Sun Microsystems, Inc.	123,975	515,736
*	SupportSoft, Inc.	64,379	121,676
* #	Sycamore Networks, Inc.	517,447	1,216,000
* #	Symantec Corp.	700,215	10,734,296
*	Symmetricom, Inc.	95,703	355,058
* #	SYNNEX Corp.	60,100	922,535
* #	Tech Data Corp.	85,452	1,547,536
	Technitrol, Inc.	14,000	30,800
*	Technology Solutions Co.	3,555	3,733
*	TechTeam Global, Inc.	13,534	67,670
*	Tellabs, Inc.	279,155	1,152,910
*	Telular Corp.	24,670	38,979
*	Teradyne, Inc.	355,484	1,709,878
*	Tessco Technologies, Inc.	9,246	67,588
	TheStreet.com, Inc.	27,882	76,118
*	Tier Technologies, Inc. Class B	8,900	51,620
*	Tollgrade Communications, Inc.	11,995	69,091
* #	Track Data Corp.	8,572	7,972
*	Trident Microsystems, Inc.	2,123	3,609
* #	Triquint Semiconductor, Inc.	168,914	341,206
	TSR, Inc.	1,300	2,405
*	TTM Technologies, Inc.	31,977	192,821
*	Ultra Clean Holdings, Inc.	3,316	3,714
* #	Ultratech, Inc.	5,490	61,488
	United Online, Inc.	26,620	162,914
* #	UTStarcom, Inc.	192,273	282,641
*	Vicon Industries, Inc.	3,881	22,277
*	Vignette Corp.	35,100	244,647
*	Virage Logic Corp.	29,155	89,797
* #	Vishay Intertechnology, Inc.	213,119	630,832
*	Web.com Group, Inc.	46,183	138,549
*	White Electronics Designs Corp.	27,184	105,746

24

*	Wireless Telecom Group, Inc.	37,370	13,453
*	WPCS International, Inc.	9,861	19,722
	Xerox Corp.	974,182	6,468,568
* #	Zoran Corp.	92,612	550,115
*	Zygo Corp.	39,500	225,940
Total Information Technology			107,436,809

Materials — (2.1%)
	A. Schulman, Inc.	26,800	406,020
#	A.M. Castle & Co.	24,182	204,580
*	American Pacific Corp.	4,463	34,945
	Ashland, Inc.	112,560	902,731
*	Brush Engineered Materials, Inc.	28,587	359,053
*	Buckeye Technologies, Inc.	22,600	65,992
*	Bway Holding Co.	20,508	173,498
	Cabot Corp.	58,938	787,412
#	Chemtura Corp.	420,979	315,734
*	Continental Materials Corp.	100	1,686
*	Core Molding Technologies, Inc.	1,188	2,483
	Cytec Industries, Inc.	64,700	1,322,468
#	Dow Chemical Co.	223,331	2,588,406
#	Empire Resources, Inc.	8,950	8,055
#	Ferro Corp.	49,500	196,020
#	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	2,774,752
	Friedman Industries, Inc.	10,535	58,996
#	Georgia Gulf Corp.	8,200	7,708
#	Gibraltar Industries, Inc.	61,100	625,053
* #	Graphic Packaging Holding Co.	236,900	206,103
*	H&E Equipment Services, Inc.	40,784	272,029
* #	Headwaters, Inc.	84,996	385,032
*	ICO, Inc.	5,200	13,780
	International Paper Co.	497,362	4,535,941
#	Kaiser Aluminum Corp.	32,695	812,144
#	Kronos Worldwide, Inc.	2,919	41,596
#	Louisiana-Pacific Corp.	155,300	323,024
*	Material Sciences Corp.	24,611	34,455
	MeadWestavco Corp.	188,451	2,193,570
*	Mod-Pac Corp.	1,091	1,413
#	Myers Industries, Inc.	39,504	247,690
	Neenah Paper, Inc.	23,700	159,501
#	NL Industries, Inc.	74,918	866,052
	NN, Inc.	22,500	38,250
* #	Northern Technologies International Corp.	3,000	23,220
* #	Northwest Pipe Co.	12,085	426,117
#	Olympic Steel, Inc.	2,500	39,675
* #	OM Group, Inc.	44,900	870,162
#	P.H. Glatfelter Co.	50,000	435,500
	Penford Corp.	22,644	196,097
* #	PolyOne Corp.	171,354	351,276
*	Ready Mix, Inc.	3,839	5,183
#	Reliance Steel & Aluminum Co.	50,700	1,121,991
*	Rock of Ages Corp.	1,200	2,238
*	Rockwood Holdings, Inc.	35,100	263,601
* #	Rosetta Resources, Inc.	79,112	480,210
#	Schnitzer Steel Industries, Inc. Class A	30,900	1,213,443

25

#	Schweitzer-Maudoit International, Inc.	32,213	689,358
	Spartech Corp.	18,620	59,025
* #	Stillwater Mining Co.	13,259	55,025
* #	Symyx Technologies, Inc.	35,826	171,965
	Synalloy Corp.	4,195	22,989
#	Temple-Inland, Inc.	44,500	252,315
	Texas Industries, Inc.	22,621	513,723
*	U.S. Concrete, Inc.	82,977	230,676
*	Universal Stainless & Alloy Products, Inc.	5,509	79,881
#	Valspar Corp.	144,410	2,505,514
	Wausau Paper Corp.	12,989	123,525
#	Westlake Chemical Corp.	99,100	1,354,697
	Weyerhaeuser Co.	311,975	8,529,397
	Worthington Industries, Inc.	64,670	650,580
Total Materials			41,633,555

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			54

Telecommunication Services — (6.3%)
#	Arbinet-thexchange, Inc.	3,200	5,376
#	AT&T, Inc.	2,810,122	69,185,204
#	CenturyTel, Inc.	159,430	4,326,930
	D&E Communications, Inc.	24,213	169,249
* #	General Communications, Inc. Class A	44,592	292,969
	IDT Corp.	190	69
* #	Occam Networks, Inc.	26,624	70,287
* #	Sprint Nextel Corp.	3,528,077	8,573,227
	SureWest Communications	15,836	161,686
#	Telephone & Data Systems, Inc.	80,200	2,446,902
	Telephone & Data Systems, Inc. Special Shares	56,739	1,537,627
*	United States Cellular Corp.	33,568	1,408,178
#	Verizon Communications, Inc.	1,288,981	38,501,862
*	Xeta Corp.	18,366	34,161
Total Telecommunication Services			126,713,727

Utilities — (0.3%)
	Maine & Maritimes Corp.	1,600	63,441
* #	Mirant Corp.	152,060	2,610,870
*	Reliant Energy, Inc.	444,750	2,263,778
	Southern Union Co.	1	—
	Unitil Corp.	1,800	36,378
Total Utilities			4,974,467

TOTAL COMMON STOCKS			1,628,704,080

RIGHTS/WARRANTS — (0.0%)
* ●	Lantronix, Inc. Warrants 2008	33	—

26

TEMPORARY CASH INVESTMENTS — (1.1%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	22,102,442	22,102,442

SECURITIES LENDING COLLATERAL — (17.5%)
§ @	DFA Short Term Investment Fund LP	347,032,417	347,032,417

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities, 0.29%, 02/02/09 (Collateralized by $3,766,072 FHLMC 5.500%, 07/01/37, valued at $3,371,874) to be repurchased at $3,273,743	$3,274	3,273,664

TOTAL SECURITIES LENDING COLLATERAL			350,306,081

TOTAL INVESTMENTS - (100.0%)
(Cost $2,788,222,184)##			$2,001,112,603

27

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (74.7%)
Consumer Discretionary — (7.1%)
*	1-800-FLOWERS.COM, Inc.	1,200	$3,012
*	4Kids Entertainment, Inc.	1,000	1,670
* #	99 Cents Only Stores	11,100	93,018
*	A.C. Moore Arts & Crafts, Inc.	2,068	3,495
#	Aaron Rents, Inc.	7,200	157,392
#	Abercrombie & Fitch Co.	8,600	153,510
	Acme United Corp.	500	3,590
#	Advance Auto Parts, Inc.	10,000	327,300
* #	Aeropostale, Inc.	5,550	117,160
	Aldila, Inc.	700	2,695
*	Alloy, Inc.	2,475	12,301
* #	Amazon.com, Inc.	39,200	2,305,744
	Ambassadors Group, Inc.	1,423	11,768
* #	American Apparel, Inc.	6,300	12,789
#	American Axle & Manufacturing Holdings, Inc.	2,220	2,420
	American Eagle Outfitters, Inc.	18,400	165,784
	American Greetings Corp. Class A	4,030	17,490
* #	America’s Car-Mart, Inc.	1,800	16,362
	Ameristar Casinos, Inc.	4,910	44,043
* #	AnnTaylor Stores Corp.	7,245	35,645
* #	Apollo Group, Inc. Class A	22,083	1,798,881
	Arbitron, Inc.	1,325	19,901
#	Arctic Cat, Inc.	2,500	10,725
	Ark Restaurants Corp.	400	4,168
	ArvinMeritor, Inc.	4,843	8,475
#	Asbury Automotive Group, Inc.	1,500	5,370
*	ATC Technology Corp.	2,100	27,405
* #	AutoNation, Inc.	16,898	156,813
* #	Autozone, Inc.	3,600	478,404
*	Avatar Holdings, Inc.	1,000	25,950
*	Bakers Footwear Group, Inc.	599	240
*	Ballantyne of Omaha, Inc.	2,600	3,770
* #	Bally Technologies, Inc.	4,500	90,855
	Barnes & Noble, Inc.	5,700	93,594
*	Barry (R.G.) Corp.	1,300	8,333
	Bassett Furniture Industries, Inc.	1,400	4,606
	Beasley Broadcast Group, Inc.	405	607
#	Beazer Homes USA, Inc.	1,500	1,545
	bebe Stores, Inc.	13,900	78,535
* #	Bed Bath and Beyond, Inc.	27,830	646,491
	Belo Corp. Class A	2,140	3,060
*	Benihana, Inc.	900	2,106
*	Benihana, Inc. Class A	1,200	2,928

1

#	Best Buy Co., Inc.	16,620	465,692
	Big 5 Sporting Goods Corp.	3,046	16,022
* #	Big Lots, Inc.	10,052	135,199
* #	BJ’s Restaurants, Inc.	3,198	35,498
#	Black & Decker Corp.	6,320	182,711
#	Blockbuster, Inc. Class A	4,800	6,144
*	Blockbuster, Inc. Class B	2,497	2,097
* #	Blue Nile, Inc.	2,096	42,381
	Blyth, Inc.	2,300	7,843
#	Bob Evans Farms, Inc.	3,500	61,460
	Books-A-Million, Inc.	2,095	4,902
#	BorgWarner, Inc.	11,000	185,680
#	Boyd Gaming Corp.	5,020	24,146
#	Brinker International, Inc.	4,660	51,120
*	Brink’s Home Security Holdings, Inc.	5,900	134,933
#	Brookfield Homes Corp.	2,400	5,976
	Brown Shoe Company, Inc.	4,175	19,581
#	Brunswick Corp.	3,960	11,009
	Buckle, Inc.	4,670	98,770
* #	Buffalo Wild Wings, Inc.	1,800	40,428
*	Build-A-Bear-Workshop, Inc.	700	2,940
	Bunge, Ltd.	11,270	483,934
#	Burger King Holdings, Inc.	10,400	231,400
* #	Cabela’s, Inc.	7,500	42,075
#	Cablevision Systems New York Group Class A	23,610	378,468
*	Cache, Inc.	2,300	4,301
* #	California Coastal Communities, Inc.	1,400	1,764
* #	California Pizza Kitchen, Inc.	2,415	25,019
#	Callaway Golf Co.	7,300	55,553
	Canterbury Park Holding Corp.	500	3,160
* #	Capella Education Co.	2,800	154,924
* #	Career Education Corp.	9,659	210,566
* #	CarMax, Inc.	27,754	229,526
	Carmike Cinemas, Inc.	443	890
	Carnival Corp.	36,461	663,226
*	Carriage Services, Inc.	3,100	6,851
*	Carrols Restaurant Group, Inc.	1,300	4,173
* #	Carter’s, Inc.	7,800	132,522
*	Casual Male Retail Group, Inc.	1,647	626
#	Cato Corp. Class A	4,150	54,904
*	Cavalier Homes, Inc.	1,900	2,584
*	Cavco Industries, Inc.	1,157	28,323
	CBS Corp. Class A	5,475	31,645
	CBS Corp. Class B	35,823	204,908
* #	CEC Entertainment, Inc.	2,357	55,012
#	Centex Corp.	12,400	105,524
* #	Charles and Colvard, Ltd.	900	234
*	Charlotte Russe Holding, Inc.	1,097	5,650
* #	Charming Shoppes, Inc.	3,600	3,888
* #	Cheesecake Factory, Inc.	6,513	56,533
#	Cherokee, Inc.	542	8,282
* #	Chico’s FAS, Inc.	3,800	15,048
* #	Chipotle Mexican Grill, Inc.	1,300	62,088
*	Chipotle Mexican Grill, Inc. Class B	1,600	72,832
	Choice Hotels International, Inc.	6,820	179,502

2

#	Christopher & Banks Corp.	4,050	15,714
*	Chromcraft Revington, Inc.	100	28
#	Churchill Downs, Inc.	1,419	48,970
	Cinemark Holdings, Inc.	13,300	105,203
* #	Citi Trends, Inc.	1,200	11,436
	CKE Restaurants, Inc.	3,337	27,697
* #	Coach, Inc.	22,368	326,573
* #	Coinstar, Inc.	3,000	68,940
*	Coldwater Creek, Inc.	12,249	34,542
	Collectors Universe, Inc.	1,250	4,800
#	Columbia Sportswear Co.	3,964	113,846
	Comcast Corp. Class A	243,921	3,573,443
	Comcast Corp. Special Class A	97,875	1,358,505
* #	Conn’s, Inc.	1,484	18,045
#	Cooper Tire & Rubber Co.	7,169	33,479
* #	Corinthian Colleges, Inc.	12,300	229,764
* #	Cosi, Inc.	1,288	424
	Courier Corp.	956	15,019
* #	Cox Radio, Inc.	4,206	21,240
#	CPI Corp.	731	5,044
#	Cracker Barrel Old Country Store, Inc.	1,600	28,112
	Craftmade International, Inc.	500	1,037
* #	Crown Media Holdings, Inc.	4,987	8,229
	CSS Industries, Inc.	1,450	21,996
*	Culp, Inc.	1,566	2,944
*	Cybex International, Inc.	799	1,446
#	D.R. Horton, Inc.	33,491	199,606
#	Darden Restaurants, Inc.	15,290	400,904
* #	Deckers Outdoor Corp.	1,526	79,718
*	dELiA*s, Inc.	1,100	2,189
*	Design Within Reach, Inc.	2,500	1,150
*	Destination Maternity Corp.	1,400	11,900
#	DeVry, Inc.	10,040	537,943
* #	DG FastChannel, Inc.	2,800	40,572
* #	Dick’s Sporting Goods, Inc.	8,014	88,234
	Dillards, Inc. Class A	536	2,332
#	DineEquity, Inc.	1,500	13,260
*	Discovery Communications, Inc. (25470F104)	8,101	117,464
*	Discovery Communications, Inc. (25470F302)	15,736	226,284
* #	DISH Network Corp.	18,100	232,404
	Disney (Walt) Co.	201,207	4,160,961
*	Dixie Group, Inc.	812	1,259
* #	Dollar Tree, Inc.	12,700	542,417
* #	Domino’s Pizza, Inc.	2,088	13,969
	Dover Downs Gaming & Entertainment, Inc.	2,000	6,380
	Dover Motorsports, Inc.	2,400	3,720
*	Dr Pepper Snapple Group, Inc.	25,200	414,540
*	DreamWorks Animation SKG, Inc.	4,200	92,190
* #	Drew Industries, Inc.	2,900	24,998
* #	DSW, Inc.	2,194	21,896
	E.W. Scripps Co.	2,890	4,653
#	Eastman Kodak Co.	27,360	123,941
*	Eddie Bauer Holdings, Inc.	2,100	1,575
*	Einstein Noah Restaurant Group, Inc.	1,810	12,525
*	Emerson Radio Corp.	869	452

3

* #	Empire Resorts, Inc.	3,822	4,472
* #	Enova Systems, Inc.	600	264
#	Ethan Allen Interiors, Inc.	4,400	50,116
* #	Expedia, Inc.	1,914	17,092
#	Family Dollar Stores, Inc.	20,000	555,400
*	Famous Dave’s of America, Inc.	1,098	3,360
*	FGX International Holdings, Ltd.	3,889	48,224
	Finish Line, Inc. Class A	7,355	34,936
	Fisher Communications, Inc.	1,200	18,300
	Foot Locker, Inc.	23,641	173,998
* #	Ford Motor Co.	211,457	395,425
	Fortune Brands, Inc.	14,200	454,400
* #	Fossil, Inc.	8,850	102,129
#	Fred’s, Inc.	5,617	57,630
* #	Fuel Systems Solutions, Inc.	2,050	53,587
*	Full House Resorts, Inc.	1,801	1,945
	Furniture Brands International, Inc.	3,956	8,110
* #	GameStop Corp. Class A	17,997	445,966
*	GameTech International, Inc.	2,000	2,500
*	Gaming Partners International Corp.	800	5,488
* #	Gander Mountain Co.	2,759	5,684
	Gap, Inc.	74,030	835,058
*	Gaylord Entertainment Co.	3,737	39,612
#	General Motors Corp.	17,870	53,789
* #	Genesco, Inc.	1,900	29,260
*	Gentek, Inc.	1,260	17,199
#	Gentex Corp.	10,746	90,159
#	Genuine Parts Co.	22,830	731,017
*	G-III Apparel Group, Ltd.	2,538	13,959
* #	Goodyear Tire & Rubber Co.	27,877	172,001
#	Group 1 Automotive, Inc.	2,900	28,913
* #	GSI Commerce, Inc.	6,646	56,956
#	Guess?, Inc.	8,400	135,156
* #	Gymboree Corp.	2,600	63,700
#	H&R Block, Inc.	25,180	521,981
* #	Hanesbrands, Inc.	7,677	69,016
#	Harley-Davidson, Inc.	15,800	192,444
#	Harman International Industries, Inc.	4,725	76,025
*	Harris Interactive, Inc.	4,011	2,005
#	Harte-Hanks, Inc.	864	5,443
#	Hasbro, Inc.	15,000	361,950
#	Haverty Furniture Co., Inc.	2,800	22,456
*	Hawk Corp.	1,220	20,606
	Hearst-Argyle Television, Inc.	5,500	21,670
	Heelys, Inc.	2,910	5,936
*	Helen of Troy, Ltd.	4,600	48,162
* #	Hibbett Sporting Goods, Inc.	2,888	39,306
#	Hillenbrand, Inc.	7,105	131,371
*	Hollywood Media Corp.	6,000	5,880
#	Home Depot, Inc.	177,400	3,819,422
	Hooker Furniture Corp.	1,600	12,928
* #	Hot Topic, Inc.	7,425	63,409
*	HSN, Inc.	3,104	14,744
* #	Iconix Brand Group, Inc.	8,798	72,759
	Interactive Data Corp.	13,419	306,087

4

	Interface, Inc. Class A	5,100	20,808
#	International Game Technology	24,300	257,580
#	International Speedway Corp. Class A	2,975	69,258
*	Interpublic Group of Companies, Inc.	51,966	173,047
*	Interstate Hotels & Resorts, Inc.	4,285	2,142
*	Interval Leisure Group, Inc.	3,110	15,581
* #	iRobot Corp.	2,385	18,126
*	Isle of Capri Casinos, Inc.	1,100	3,113
* #	ITT Educational Services, Inc.	5,590	684,831
*	J. Alexander’s Corp.	800	2,000
* #	J. Crew Group, Inc.	7,920	79,200
#	J.C. Penney Co., Inc.	24,470	409,872
* #	Jack in the Box, Inc.	5,200	117,468
#	Jackson Hewitt Tax Service, Inc.	3,500	46,340
* #	JAKKS Pacific, Inc.	3,600	66,024
* #	Jarden Corp.	11,125	116,034
* #	Jo-Ann Stores, Inc.	2,773	35,411
	Johnson Controls, Inc.	66,847	836,256
	Johnson Outdoors, Inc.	1,287	9,768
#	Jones Apparel Group, Inc.	9,955	34,444
*	Jos. A. Bank Clothiers, Inc.	1,800	49,428
	Journal Communications, Inc. Class A	1,700	3,043
#	KB HOME	8,300	88,561
	Kenneth Cole Productions, Inc. Class A	1,100	7,029
	Kimball International, Inc. Class B	2,500	17,225
* #	Knology, Inc.	3,300	15,510
* #	Kohl’s Corp.	28,760	1,055,780
*	Kona Grill, Inc.	800	1,360
* #	Krispy Kreme Doughnuts, Inc.	7,870	10,939
	KSW, Inc.	208	553
#	K-Swiss, Inc. Class A	3,162	33,897
*	Lakeland Industries, Inc.	1,000	7,710
*	Lakes Entertainment, Inc.	3,500	10,360
*	Lamar Advertising Co.	3,200	28,832
* #	Las Vegas Sands Corp.	4,536	23,360
*	Lazare Kaplan International, Inc.	1,363	5,043
#	La-Z-Boy, Inc.	3,819	3,704
*	LeapFrog Enterprises, Inc.	4,800	9,648
*	Lear Corp.	4,340	3,949
#	Leggett & Platt, Inc.	23,177	289,481
	Lennar Corp. Class A	17,400	133,806
	Libbey, Inc.	2,370	2,939
* #	Liberty Global, Inc. Class A	6,144	89,518
*	Liberty Global, Inc. Class B	95	1,386
* #	Liberty Global, Inc. Series C	6,167	88,311
*	Liberty Media Corp. - Entertainment Class A	45,852	841,384
*	Liberty Media Corp. - Entertainment Class B	2,074	38,307
*	Liberty Media Holding Corp. Capital Class A	10,873	59,693
*	Liberty Media Holding Corp. Capital Class B	95	467
*	Liberty Media Holding Corp. Interactive Class A	55,412	173,994
*	Liberty Media Holding Corp. Interactive Class B	400	1,268
* #	Life Time Fitness, Inc.	2,830	41,912
#	Lifetime Brands, Inc.	1,363	2,385
	Limited Brands, Inc.	32,050	253,836
*	LIN TV Corp.	160	112

5

* #	Lincoln Educational Services	3,676	53,743
* #	Live Nation, Inc.	10,041	52,514
	Liz Claiborne, Inc.	5,754	12,659
* #	LKQ Corp.	9,489	109,598
*	Lodgian, Inc.	3,193	5,907
#	Lowe’s Companies, Inc.	157,590	2,879,169
*	Luby’s, Inc.	3,749	17,020
	M/I Homes, Inc.	2,200	19,448
#	Macy’s, Inc.	41,825	374,334
*	Maidenform Brands, Inc.	2,442	21,856
#	Marine Products Corp.	4,772	17,847
*	MarineMax, Inc.	135	238
#	Marriott International, Inc. Class A	18,800	306,628
* #	Martha Stewart Living Omnimedia, Inc.	3,600	8,424
* #	Marvel Entertainment, Inc.	9,400	258,594
#	Mattel, Inc.	31,395	445,495
#	Matthews International Corp. Class A	3,700	144,078
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	7,808
#	McDonald’s Corp.	146,759	8,514,957
	McGraw-Hill Companies, Inc.	29,500	648,705
#	MDC Holdings, Inc.	5,060	155,038
#	Media General, Inc. Class A	3,100	6,045
* #	Mediacom Communications Corp.	6,500	35,100
#	Meredith Corp.	4,140	66,116
* #	Meritage Homes Corp.	3,900	42,978
* #	MGM Mirage	26,500	212,000
*	Midas, Inc.	2,526	22,102
	Modine Manufacturing Co.	2,200	6,028
*	Mohawk Industries, Inc.	7,754	248,981
	Monaco Coach Corp.	2,700	1,566
*	Monarch Casino & Resort, Inc.	3,400	34,816
	Monro Muffler Brake, Inc.	3,088	74,946
* #	Morgans Hotel Group	2,830	10,329
* #	Morningstar, Inc.	4,100	142,147
*	Morton’s Restaurant Group, Inc.	2,690	4,842
	Movado Group, Inc.	2,362	18,140
*	MTR Gaming Group, Inc.	2,500	3,750
*	Multimedia Games, Inc.	2,364	4,042
*	Nathan’s Famous, Inc.	1,109	15,238
#	National CineMedia, Inc.	4,700	47,376
	National Presto Industries, Inc.	1,200	80,568
	Nautilus Group, Inc.	4,700	6,533
* #	Netflix, Inc.	7,800	281,892
	New Frontier Media, Inc.	2,900	4,785
*	New Motion, Inc.	857	943
*	New York & Co., Inc.	6,619	13,106
#	Newell Rubbermaid, Inc.	32,390	261,711
	News Corp. Class A	209,287	1,337,344
#	News Corp. Class B	85,100	616,124
#	NIKE, Inc. Class B	45,600	2,063,400
	Nobility Homes, Inc.	35	266
#	Nordstrom, Inc.	18,400	233,496
#	Nutri/System, Inc.	2,800	36,092
*	NVR, Inc.	606	258,211
*	Office Depot, Inc.	594	1,283

6

	OfficeMax, Inc.	493	2,716
#	Omnicom Group, Inc.	18,000	466,020
*	Orbitz Worldwide, Inc.	2,600	7,800
#	Orleans Homebuilders, Inc.	2,145	2,574
	O’Charleys, Inc.	2,600	6,500
* #	O’Reilly Automotive, Inc.	18,578	540,062
*	Outdoor Channel Holdings, Inc.	3,807	23,185
*	Overstock.com, Inc.	2,830	31,073
	Oxford Industries, Inc.	2,300	15,318
*	P.F. Chang’s China Bistro, Inc.	900	15,957
*	Palm Harbor Homes, Inc.	3,379	11,962
* #	Panera Bread Co.	3,600	169,128
* #	Papa John’s International, Inc.	2,800	53,228
*	PC Mall, Inc.	2,400	9,528
* #	Penn National Gaming, Inc.	7,500	139,875
	Pennichuck Corp.	600	10,494
#	Penske Automotive Group, Inc.	14,010	103,954
*	Perry Ellis International, Inc.	1,765	6,778
* #	PetMed Express, Inc.	3,200	46,208
	PetSmart, Inc.	15,805	296,660
	Phillips-Van Heusen Corp.	6,191	117,753
* #	Pinnacle Entertainment, Inc.	6,348	43,039
* #	Playboy Enterprises, Inc. Class B	3,500	6,055
* #	PokerTek, Inc.	1,089	1,252
#	Polaris Industries, Inc.	2,725	57,961
#	Polo Ralph Lauren Corp.	5,500	225,665
*	Pomeroy IT Solutions, Inc.	300	903
	Pool Corp.	5,925	93,911
#	Pre-Paid Legal Services, Inc.	1,600	53,792
* #	Priceline.com, Inc.	3,400	228,106
* #	Princeton Review, Inc.	4,059	19,930
#	Pulte Homes, Inc.	29,090	295,263
*	Q.E.P. Co., Inc.	500	640
*	Quiksilver, Inc.	2,890	6,069
#	RadioShack Corp.	16,100	184,506
*	Rainmaker Systems, Inc.	1,400	1,386
*	RC2 Corp.	1,400	8,134
	RCN Corp.	4,500	16,560
*	Red Lion Hotels Corp.	2,934	6,543
* #	Red Robin Gourmet Burgers, Inc.	2,200	26,796
	Regis Corp.	5,020	56,475
* #	Rent-A-Center, Inc.	5,580	82,863
*	Rentrak Corp.	1,137	14,099
*	Retail Ventures, Inc.	5,540	13,241
*	Rick’s Cabaret International, Inc.	1,400	5,572
#	Ross Stores, Inc.	9,700	285,374
#	Royal Caribbean Cruises, Ltd.	6,900	44,781
*	Rubio’s Restaurants, Inc.	1,297	4,669
#	Ruby Tuesday, Inc.	6,390	7,924
	Russ Berrie & Co., Inc.	4,500	7,695
*	Ruth’s Hospitality Group, Inc.	525	593
	Ryland Group, Inc.	4,100	63,960
*	Saga Communications, Inc.	506	2,238
	Saks, Inc.	13,700	34,524
* #	Sally Beauty Holdings, Inc.	7,850	37,130

7

	Sauer-Danfoss, Inc.	4,508	33,990
	Scholastic Corp.	3,900	42,510
*	Scientific Games Corp.	8,110	101,943
	Scripps Networks Interactive	2,849	61,168
* #	Sealy Corp.	11,200	20,720
* #	Sears Holdings Corp.	10,738	439,399
#	Service Corp. International	30,793	140,108
#	Sherwin-Williams Co.	16,400	783,100
	Shiloh Industries, Inc.	3,192	7,342
*	Shoe Carnival, Inc.	1,330	10,440
*	Shuffle Master, Inc.	3,226	10,936
*	Shutterfly, Inc.	1,400	9,254
#	Sinclair Broadcast Group, Inc. Class A	4,200	7,770
*	Skechers U.S.A., Inc. Class A	3,800	37,848
	Skyline Corp.	1,300	26,104
* #	Smith & Wesson Holding Corp.	4,800	11,328
#	Snap-On, Inc.	5,200	156,936
#	Sonic Automotive, Inc.	2,001	4,062
* #	Sonic Corp.	6,788	66,115
#	Sotheby’s Class A	9,579	83,242
* #	Source Interlink Companies, Inc.	436	48
	Spartan Motors, Inc.	3,375	14,647
#	Speedway Motorsports, Inc.	6,413	92,604
*	Sport Chalet, Inc. Class A	891	312
	Sport Supply Group, Inc.	2,340	18,860
	Stage Stores, Inc.	3,750	26,812
* #	Stamps.com, Inc.	1,943	15,894
	Standard Motor Products, Inc.	1,900	4,465
	Standard Pacific Corp.	2,541	3,583
	Stanley Furniture, Inc.	1,979	15,535
#	Staples, Inc.	59,750	952,415
* #	Starbucks Corp.	71,560	675,526
#	Starwood Hotels & Resorts Worldwide, Inc.	23,087	349,075
*	Steinway Musical Instruments, Inc.	900	10,404
* #	Steven Madden, Ltd.	2,850	49,533
	Stewart Enterprises, Inc.	12,500	42,750
*	Stoneridge, Inc.	2,247	4,404
	Strattec Security Corp.	200	1,960
#	Strayer Education, Inc.	2,000	432,860
	Sturm Ruger & Co., Inc.	3,300	21,813
#	Superior Industries International, Inc.	2,594	26,640
	Superior Uniform Group, Inc.	162	1,293
	Systemax, Inc.	6,196	62,765
	Talbots, Inc.	5,870	11,916
	Tandy Brand Accessories, Inc.	700	1,085
*	Tandy Leather Factory, Inc.	663	1,117
#	Target Corp.	73,934	2,306,741
#	Tempur-Pedic International, Inc.	7,700	53,900
*	Tenneco Automotive, Inc.	3,900	7,176
* #	Texas Roadhouse, Inc.	8,700	66,381
*	The Children’s Place Retail Stores, Inc.	2,940	55,301
* #	The DIRECTV Group, Inc.	111,700	2,446,230
* #	The Dress Barn, Inc.	6,200	53,444
	The Marcus Corp.	2,400	24,792
#	The Men’s Wearhouse, Inc.	5,635	65,648

8

#	The New York Times Co. Class A	12,440	61,827
#	The Pep Boys - Manny, Moe & Jack	200	578
	The Stanley Works	8,957	279,996
*	The Steak n Shake Co.	2,800	16,016
#	The TJX Companies, Inc.	58,450	1,135,099
* #	The Walking Co Holdings, Inc.	1,383	3,610
* #	The Wet Seal, Inc. Class A	11,405	29,767
	Thor Industries, Inc.	9,000	95,220
*	Ticketmaster Entertainment, Inc.	64	381
#	Tiffany & Co.	11,300	234,475
* #	Timberland Co. Class A	5,600	61,544
* #	Time Warner Cable, Inc.	96,494	1,797,683
	Time Warner, Inc.	333,510	3,111,648
* #	TiVo, Inc.	11,800	84,842
* #	Toll Brothers, Inc.	17,900	304,658
*	Town Sports International Holdings, Inc.	3,678	7,282
* #	Tractor Supply Co.	5,131	172,966
*	True Religion Apparel, Inc.	2,500	28,525
*	TRW Automotive Holdings Corp.	5,638	17,421
*	Tuesday Morning Corp.	3,200	3,776
#	Tupperware Corp.	7,300	150,088
	Tyco Electronics, Ltd.	42,900	607,464
* #	Under Armour, Inc. Class A	3,200	59,200
* #	Unifi, Inc.	9,550	17,572
#	Unifirst Corp.	1,625	42,640
*	Universal Electronics, Inc.	1,700	19,176
* #	Universal Technical Institute, Inc.	3,500	61,355
* #	Urban Outfitters, Inc.	19,773	308,063
#	V.F. Corp.	10,550	591,011
* #	Vail Resorts, Inc.	3,200	74,624
*	Valassis Communications, Inc.	6,048	7,741
	Value Line, Inc.	400	14,404
* #	VCG Holding Corp.	2,400	3,792
* #	Viacom, Inc. Class A	7,021	114,232
* #	Viacom, Inc. Class B	67,966	1,002,498
	Virco Manufacturing Corp.	1,855	3,895
* #	Volcom, Inc.	2,019	16,738
	WABCO Holdings, Inc.	6,240	93,288
*	Warnaco Group, Inc.	5,180	117,275
#	Warner Music Group Corp.	17,667	36,217
	Washington Post Co.	304	118,730
#	Weight Watchers International, Inc.	7,800	177,918
	Wendy’s/Arby’s Group, Inc.	27,895	140,591
* #	West Marine, Inc.	2,181	11,123
#	Whirlpool Corp.	8,775	293,348
#	Wiley (John) & Sons, Inc. Class A	4,000	141,720
*	Williams Controls, Inc.	800	5,480
	Williams-Sonoma, Inc.	12,200	96,624
*	Winmark Corp.	300	3,079
#	Winnebago Industries, Inc.	1,700	9,401
* #	WMS Industries, Inc.	4,590	101,990
#	Wolverine World Wide, Inc.	5,450	98,863
#	World Wrestling Entertainment, Inc.	3,100	30,194
	Wyndham Worldwide Corp.	10,191	62,471
* #	Wynn Resorts, Ltd.	4,860	146,189

9

#	Yum! Brands, Inc.	42,617	1,219,699
*	Zale Corp.	4,823	5,981
* #	Zumiez, Inc.	3,469	24,803
Total Consumer Discretionary			90,087,580

Consumer Staples — (10.0%)
#	Alberto-Culver Co.	10,350	253,161
	Alico, Inc.	1,200	33,600
*	Alliance One International, Inc.	14,189	34,054
	Altria Group, Inc.	288,315	4,768,730
#	American Italian Pasta Co.	22	520
	Andersons, Inc.	1,600	26,224
#	Archer-Daniels-Midland Co.	67,990	1,861,566
#	Avon Products, Inc.	33,400	683,030
	B&G Foods, Inc.	4,970	23,061
*	Bare Escentuals, Inc.	9,315	33,813
* #	BJ’s Wholesale Club, Inc.	7,800	223,704
*	Boston Beer Co., Inc. Class A	1,400	35,336
	Brown-Forman Corp. Class A	8,170	388,075
#	Brown-Forman Corp. Class B	12,911	586,289
#	Calavo Growers, Inc.	1,800	21,960
#	Cal-Maine Foods, Inc.	2,100	56,868
	Campbell Soup Co.	42,000	1,275,540
* #	Caribou Coffee Co.	1,000	1,500
	Casey’s General Stores, Inc.	8,190	174,037
	CCA Industries, Inc.	593	1,826
* #	Central European Distribution Corp.	6,195	74,959
*	Central Garden & Pet Co.	2,800	16,912
* #	Central Garden & Pet Co. Class A	8,730	52,380
* #	Chattem, Inc.	2,700	182,520
#	Chiquita Brands International, Inc.	4,900	68,502
	Church & Dwight Co., Inc.	9,666	514,521
#	Clorox Co.	19,552	980,533
#	Coca-Cola Co.	242,636	10,365,410
	Coca-Cola Enterprises, Inc.	51,644	579,962
	Colgate-Palmolive Co.	70,428	4,580,637
*	Collective Brands, Inc.	8,500	90,695
	ConAgra, Inc.	43,749	748,108
*	Constellation Brands, Inc. Class A	15,300	222,156
	Corn Products International, Inc.	7,000	162,050
#	Costco Wholesale Corp.	33,000	1,485,990
*	Cuisine Solutions, Inc.	1,364	873
	CVS Caremark Corp.	154,637	4,156,643
*	Darling International, Inc.	8,700	39,933
* #	Dean Foods Co.	9,750	188,565
	Del Monte Foods Co.	23,620	157,309
#	Diamond Foods, Inc.	2,435	62,531
* #	Elizabeth Arden, Inc.	3,500	20,405
* #	Energizer Holdings, Inc.	4,700	223,861
#	Estee Lauder Companies, Inc.	11,200	294,000
	Farmer Brothers Co.	2,399	48,844
#	Flowers Foods, Inc.	13,158	282,765
	General Mills, Inc.	47,155	2,789,218
#	Great Atlantic & Pacific Tea, Inc.	4,751	33,827
* #	Green Mountain Coffee, Inc.	3,191	122,088

10

* #	Hain Celestial Group, Inc.	4,326	65,842
* #	Hansen Natural Corp.	5,324	178,354
	Heinz (H.J.) Co.	28,800	1,051,200
#	Hormel Foods Corp.	18,930	564,682
	Imperial Sugar Co.	1,726	19,607
	Ingles Market, Inc. Class A	2,210	31,515
*	Integrated Biopharma, Inc.	800	184
	Inter Parfums, Inc.	3,152	19,038
#	J & J Snack Foods Corp.	2,891	100,925
	J.M. Smucker Co.	13,276	599,411
#	Kellogg Co.	34,200	1,494,198
#	Kimberly-Clark Corp.	39,910	2,054,168
	Kraft Foods, Inc.	209,924	5,888,368
#	Lancaster Colony Corp.	2,988	108,793
#	Lance, Inc.	4,400	82,852
* #	Lifeway Foods, Inc.	1,134	8,392
	Lorillard, Inc.	20,332	1,208,941
#	Mannatech, Inc.	2,370	6,375
	McCormick & Co., Inc.	10,214	327,257
	McCormick & Co., Inc. Voting Common Stock	607	19,491
*	Medifast, Inc.	3,000	23,220
	MGP Ingredients, Inc.	500	276
	Molson Coors Brewing Co.	17,350	698,684
	Nash-Finch Co.	1,700	73,151
*	National Beverage Corp.	5,976	52,051
*	Natural Alternatives International, Inc.	1,000	6,100
*	NBTY, Inc.	2,800	52,836
#	Nu Skin Enterprises, Inc. Class A	6,210	58,933
	Oil-Dri Corp. of America	641	10,288
*	Omega Protein Corp.	2,400	9,168
*	Overhill Farms, Inc.	2,000	9,200
*	Pantry, Inc.	2,700	44,901
*	Parlux Fragrances, Inc.	3,044	8,523
* #	Peet’s Coffee & Tea, Inc.	2,000	40,640
	PepsiAmericas, Inc.	14,300	230,659
#	PepsiCo, Inc.	180,780	9,080,579
	Philip Morris International, Inc.	199,700	7,418,855
#	Pilgrim’s Pride Corp.	3,235	2,297
*	Prestige Brands Holdings, Inc.	5,080	32,258
	PriceSmart, Inc.	3,522	57,409
	Procter & Gamble Co.	421,570	22,975,565
	Ralcorp Holdings, Inc.	6,195	366,868
	Reddy Ice Holdings, Inc.	500	810
#	Reliv’ International, Inc.	1,707	8,108
*	Revlon, Inc.	4,600	27,186
	Reynolds American, Inc.	41,110	1,569,580
#	Rocky Mountain Chocolate Factory, Inc.	1,050	6,751
#	Ruddick Corp.	6,200	149,110
#	Safeway, Inc.	43,900	940,777
#	Sanderson Farms, Inc.	1,550	56,079
*	Sanfilippo (John B.) & Son, Inc.	1,596	8,778
	Sara Lee Corp.	42,837	429,655
* #	Smart Balance, Inc.	34	247
* #	Smithfield Foods, Inc.	14,403	170,964
	Spartan Stores, Inc.	3,059	56,836

11

*	Star Scientific, Inc.	11,934	39,382
	SUPERVALU, Inc.	13,614	238,790
#	Sysco Corp.	42,580	949,108
	Tasty Baking Co.	100	410
#	The Hershey Co.	22,680	845,510
#	The Kroger Co.	68,300	1,536,750
#	Tootsie Roll Industries, Inc.	5,332	127,275
* #	TreeHouse Foods, Inc.	5,030	132,742
	Tyson Foods, Inc. Class A	23,986	212,276
* #	United Natural Foods, Inc.	5,900	91,686
	United-Guardian, Inc.	600	5,655
#	Universal Corp.	2,900	88,682
* #	USANA Health Services, Inc.	2,500	58,025
#	Vector Group, Ltd.	9,339	135,976
#	Walgreen Co.	92,725	2,541,592
#	Wal-Mart Stores, Inc.	481,796	22,702,228
	WD-40 Co.	2,300	57,661
	Weis Markets, Inc.	3,821	118,871
#	Whole Foods Market, Inc.	6,063	62,146
* #	Winn-Dixie Stores, Inc.	5,500	75,570
Total Consumer Staples			127,556,361

Energy — (8.7%)
	Adams Resources & Energy, Inc.	600	10,569
*	Allis-Chalmers Energy, Inc.	4,007	14,425
	Alon USA Energy, Inc.	4,500	53,100
* #	Alpha Natural Resources, Inc.	8,770	143,126
	Anadarko Petroleum Corp.	51,650	1,897,621
	Apache Corp.	32,715	2,453,625
#	Arch Coal, Inc.	14,060	213,571
* #	Arena Resources, Inc.	4,136	100,753
	Atlas America, Inc.	4,038	51,283
* #	ATP Oil & Gas Corp.	3,000	13,410
* #	Atwood Oceanics, Inc.	6,000	99,900
* #	Aventine Renewable Energy Holdings, Inc.	1,200	552
#	Baker Hughes, Inc.	26,900	896,308
*	Basic Energy Services, Inc.	4,100	39,360
	Berry Petroleum Corp. Class A	3,940	28,998
* #	Bill Barret Corp.	4,720	104,359
#	BJ Services Co.	25,397	279,367
* #	Bolt Technology Corp.	1,050	8,137
* #	BPZ Resources, Inc.	6,842	39,410
*	Brigham Exploration Co.	5,300	13,250
* #	Bristow Group, Inc.	2,956	71,506
* #	Bronco Drilling Co., Inc.	2,900	15,312
#	Cabot Oil & Gas Corp.	12,169	334,526
* #	Cal Dive International, Inc.	8,537	54,125
*	Callon Petroleum Co.	3,000	6,330
* #	Cameron International Corp.	19,600	453,936
#	CARBO Ceramics, Inc.	3,490	125,465
* #	Carrizo Oil & Gas, Inc.	3,300	45,738
* #	Cheniere Energy, Inc.	6,400	22,528
	Chesapeake Energy Corp.	52,417	828,713
	Chevron Corp.	195,914	13,815,855
#	Cimarex Energy Co.	11,793	292,938

12

*	Clayton Williams Energy, Inc.	1,100	43,780
* #	CNX Gas Corp.	19,798	512,372
*	Complete Production Services, Inc.	7,419	47,556
* #	Comstock Resources, Inc.	4,500	171,585
* #	Concho Resources, Inc.	10,600	267,332
	ConocoPhillips	185,246	8,804,742
#	CONSOL Energy, Inc.	20,070	547,108
*	Contango Oil & Gas Co.	2,300	102,580
*	CREDO Petroleum Corp.	1,676	16,693
	Crosstex Energy, Inc.	3,442	11,427
*	Crusader Energy Group, Inc.	23,206	19,029
*	Dawson Geophysical Co.	1,100	17,523
	Delek US Holdings, Inc.	4,100	28,495
* #	Delta Petroleum Corp.	7,018	30,458
* #	Denbury Resources, Inc.	31,280	382,867
	Devon Energy Corp.	41,316	2,545,066
#	Diamond Offshore Drilling, Inc.	14,665	920,375
* #	Dresser-Rand Group, Inc.	9,700	188,956
* #	Dril-Quip, Inc.	4,000	98,000
#	El Paso Corp.	35,300	288,754
*	Encore Acquisition Co.	5,125	139,297
*	Energy Partners, Ltd.	4,434	5,143
	ENSCO International, Inc.	17,361	474,997
#	EOG Resources, Inc.	25,600	1,734,912
* #	Evolution Petroleum Corp.	4,053	6,079
*	EXCO Resources, Inc.	18,562	188,219
* #	Exterran Holdings, Inc.	4,339	96,152
	Exxon Mobil Corp.	550,543	42,105,529
* #	FMC Technologies, Inc.	10,382	307,203
* #	Forest Oil Corp.	9,067	136,005
	Foundation Coal Holdings, Inc.	3,200	51,904
#	Frontier Oil Corp.	11,017	157,323
* #	FX Energy, Inc.	6,300	18,144
*	General Maritime Corp.	1,876	19,923
*	Geokinetics, Inc.	1,200	3,948
* #	Geomet, Inc.	5,849	7,311
*	GeoResources, Inc.	2,107	15,128
*	GMX Resources, Inc.	2,100	47,607
*	Goodrich Petroleum Corp.	3,400	98,260
	Gulf Island Fabrication, Inc.	2,000	25,180
*	Gulfmark Offshore, Inc.	2,800	67,032
*	Gulfport Energy Corp.	3,600	13,788
#	Halliburton Co.	74,631	1,287,385
* #	Harvest Natural Resources, Inc.	4,500	18,000
* #	Helix Energy Solutions Group, Inc.	6,666	34,330
	Helmerich & Payne, Inc.	11,121	249,778
* #	Hercules Offshore, Inc.	2,753	10,241
	Hess Corp.	32,800	1,824,008
*	HKN, Inc.	1,800	4,842
#	Holly Corp.	4,600	107,502
* #	Hornbeck Offshore Services, Inc.	2,800	49,672
* #	International Coal Group, Inc.	18,922	45,791
*	James River Coal Co.	3,190	43,256
*	Key Energy Group, Inc.	8,390	28,610
	Lufkin Industries, Inc.	2,061	72,032

13

	Marathon Oil Corp.	73,994	2,014,857
* #	Mariner Energy, Inc.	4,836	47,876
#	Massey Energy Co.	8,200	124,476
*	Matrix Service Co.	2,900	15,341
* #	McMoran Exploration Co.	7,200	48,168
*	Mitcham Industries, Inc.	1,600	5,792
	Murphy Oil Corp.	15,200	671,536
*	NATCO Group, Inc. Class A	2,030	34,774
* #	National Coal Corp.	3,063	3,859
* #	National-Oilwell, Inc.	39,285	1,038,695
*	Natural Gas Services Group	1,600	13,680
* #	Newfield Exploration Co.	13,489	258,854
*	Newpark Resources, Inc.	9,600	40,416
#	Noble Corp.	6,490	176,203
	Noble Energy, Inc.	15,161	741,828
*	Northern Oil & Gas, Inc.	3,400	10,744
#	Occidental Petroleum Corp.	85,188	4,647,005
* #	Oceaneering International, Inc.	4,900	168,854
* #	Oil States International, Inc.	5,000	91,550
*	OMNI Energy Services Corp.	4,100	4,756
#	Overseas Shipholding Group, Inc.	3,100	110,670
	Panhandle Royalty Co.	1,200	24,300
*	Parallel Petroleum Corp.	5,265	12,741
*	Parker Drilling Co.	14,081	29,852
#	Patterson-UTI Energy, Inc.	15,595	149,088
#	Peabody Energy Corp.	19,010	475,250
#	Penn Virginia Corp.	4,300	88,580
*	Petrohawk Energy Corp.	29,804	587,437
*	Petroleum Development Corp.	1,800	31,050
* #	PetroQuest Energy, Inc.	5,600	35,448
*	PHI, Inc. Non-Voting	1,871	22,489
*	Pioneer Drilling Co.	4,365	21,694
	Pioneer Natural Resources Co.	10,811	158,273
*	Plains Exploration & Production Co.	10,810	228,307
*	PowerSecure International, Inc.	3,200	12,576
#	Precision Drilling Trust	2,875	14,289
*	Pride International, Inc.	16,880	272,106
* #	Quicksilver Resources, Inc.	9,766	67,678
#	Range Resources Corp.	13,800	494,592
#	Rowan Companies, Inc.	9,680	122,549
	RPC, Inc.	7,600	56,544
#	Schlumberger, Ltd.	68,900	2,811,809
* #	SEACOR Holdings, Inc.	2,400	156,096
#	Smith International, Inc.	24,165	548,545
* #	Southwestern Energy Co.	28,000	886,200
	Spectra Energy Corp.	29,432	427,058
#	St. Mary Land & Exploration Co.	7,000	135,450
*	Stone Energy Corp.	4,742	40,686
#	Sunoco, Inc.	13,690	634,121
* #	Superior Energy Services, Inc.	8,921	138,989
*	Superior Well Services, Inc.	1,917	17,617
*	Swift Energy Corp.	2,730	41,824
*	T-3 Energy Services, Inc.	1,820	23,205
#	Tesoro Petroleum Corp.	12,400	213,652
*	Teton Energy Corp.	700	665

14

*	TETRA Technologies, Inc.	7,043	36,553
* #	TGC Industries, Inc.	2,350	5,358
	The Williams Companies, Inc.	43,300	612,695
	Tidewater, Inc.	5,100	212,211
* #	Toreador Resources Corp.	1,200	2,856
* #	Trico Marine Services, Inc.	2,200	13,684
* #	Tri-Valley Corp.	3,900	5,265
* #	TXCO Resources, Inc.	4,562	7,345
*	Union Drilling, Inc.	1,746	7,997
* #	Unit Corp.	4,000	99,760
#	USEC, Inc.	12,600	64,134
*	VAALCO Energy, Inc.	7,100	53,321
	Valero Energy Corp.	36,794	887,471
* #	Venoco, Inc.	4,052	12,034
	W&T Offshore, Inc.	6,706	84,294
*	Warren Resources, Inc.	4,260	7,668
* #	Weatherford International, Ltd.	34,720	382,962
#	Western Refining, Inc.	5,100	59,466
*	Westmoreland Coal Co.	1,173	10,733
*	Whiting Petroleum Corp.	4,750	137,750
#	World Fuel Services Corp.	3,475	117,351
#	XTO Energy, Inc.	52,486	1,946,706
Total Energy			111,085,633

Financials — (8.1%)
	1st Source Corp.	3,790	67,462
	21st Century Holding Co.	1,200	5,064
#	Abington Bancorp, Inc.	3,523	24,837
	Advance America Cash Advance Centers, Inc.	677	955
	Advanta Corp. Class B	4,621	3,604
* #	Affiliated Managers Group, Inc.	3,820	153,526
#	AFLAC, Inc.	36,994	858,631
* #	Allegheny Corp.	945	257,446
	Allstate Corp.	77,086	1,670,454
* #	Alphatec Holdings, Inc.	5,100	11,067
	Amcore Financial, Inc.	1,017	1,414
	American Bancorp of New Jersey, Inc.	2,100	22,386
#	American Capital, Ltd.	9,638	27,565
	American Equity Investment Life Holding Co.	4,190	28,031
#	American Express Co.	83,040	1,389,259
	American Financial Group, Inc.	13,400	227,532
	American National Insurance Co.	1,877	104,830
	American Physicians Capital, Inc.	900	38,268
	American River Bankshares	882	8,820
#	American West Bancorporation	164	123
* #	AmeriCredit Corp.	15,200	71,592
	Ameriprise Financial, Inc.	23,300	469,495
	Ameris Bancorp	1,900	14,554
*	Amerisafe, Inc.	2,988	55,965
#	AmeriServe Financial, Inc.	2,100	3,843
	AmTrust Financial Services, Inc.	4,100	33,661
	Anchor Bancorp Wisconsin, Inc.	372	751
	AON Corp.	29,735	1,101,682
*	Arch Capital Group, Ltd.	5,970	359,095
*	Argo Group International Holdings, Ltd.	3,680	114,485

15

	Arrow Financial Corp.	1,596	37,570
*	Aspen Insurance Holdings, Ltd.	3,200	70,720
	Asset Acceptance Capital Corp.	4,197	17,585
#	Associated Banc-Corp.	14,175	221,839
	Assurant, Inc.	12,170	321,288
	ASTA Funding, Inc.	400	712
	Astoria Financial Corp.	2,620	23,790
	Atlantic Coast Federal Corp.	1,599	6,828
*	Axis Capital Holdings, Ltd.	13,340	323,628
* #	B of I Holding, Inc.	900	4,050
#	BancFirst Corp.	2,300	81,926
	Banco Santander SA Sponsored ADR	4,237	33,221
#	BancorpSouth, Inc.	11,403	215,517
#	BancTrust Financial Group, Inc.	2,903	25,750
	Bank Mutual Corp.	7,500	66,225
	Bank of America Corp.	610,321	4,015,912
* #	Bank of Florida Corp.	1,400	4,326
	Bank of Granite Corp.	1,606	5,043
#	Bank of Hawaii Corp.	5,900	211,633
	Bank of New York Mellon Corp.	90,600	2,332,044
#	Bank of the Ozarks, Inc.	2,040	46,288
#	BankAtlantic Bancorp, Inc.	660	1,531
	BankFinancial Corp.	3,130	30,142
	Banner Corp.	1,200	3,780
#	BB&T Corp.	77,253	1,528,837
*	Beneficial Mutual Bancorp, Inc.	2,800	26,824
	Benjamin Franklin Bancorp, Inc.	700	7,574
#	Berkshire Hills Bancorp, Inc.	1,568	36,879
	BGC Partners, Inc. Class A	4,778	11,515
#	BlackRock, Inc.	12,210	1,328,448
#	BOK Financial Corp.	7,669	286,054
#	Boston Private Financial Holdings, Inc.	7,520	35,419
*	Broadpoint Securities Group, Inc.	10,695	24,064
	Brookline Bancorp, Inc.	8,400	81,228
#	Brooklyn Federal Bancorp, Inc.	100	1,243
#	Brown & Brown, Inc.	18,060	345,488
	Cadence Financial Corp.	1,800	7,794
	Camden National Corp.	900	20,970
	Capital City Bank Group, Inc.	2,796	44,792
	Capital One Financial Corp.	46,051	729,448
#	Capital Southwest Corp.	544	49,863
#	Capitol Bancorp, Ltd.	2,300	13,823
#	Capitol Federal Financial	10,689	442,525
	Cardinal Financial Corp.	3,905	21,673
	Cascade Financial Corp.	500	1,555
#	Cash America International, Inc.	2,635	48,168
#	Cathay General Bancorp	5,887	74,765
*	CB Richard Ellis Group, Inc.	465	1,674
	Center Bancorp, Inc.	1,708	12,485
	Center Financial Corp.	2,200	10,560
*	Central Jersey Bancorp	1,260	8,518
	Central Pacific Financial Corp.	2,783	18,730
	Chemical Financial Corp.	3,399	77,497
	Chubb Corp.	43,186	1,838,860
	Cincinnati Financial Corp.	17,167	376,472

16

#	CIT Group, Inc.	1,400	3,906
	Citigroup, Inc.	503,509	1,787,457
	Citizens Community Bancorp, Inc.	600	4,128
	Citizens First Bancorp, Inc.	500	625
	Citizens Republic Bancorp, Inc.	13,014	14,966
* #	Citizens, Inc.	6,415	52,282
	City Holding Co.	2,200	56,562
#	City National Corp.	6,700	231,887
#	Clifton Savings Bancorp, Inc.	4,183	43,671
	CME Group, Inc.	5,600	973,896
	CNA Financial Corp.	33,615	390,942
*	CNA Surety Corp.	7,600	125,780
#	CoBiz Financial, Inc.	3,100	14,725
	Cohen & Steers, Inc.	3,700	39,960
	Columbia Banking System, Inc.	2,213	19,696
#	Comerica, Inc.	17,273	287,768
*	Command Security Corp.	631	2,297
#	Commerce Bancshares, Inc.	10,111	353,379
* #	Community Bancorp	200	540
	Community Bank System, Inc.	4,381	78,639
	Community Trust Bancorp, Inc.	2,090	58,457
	Compass Diversified Holdings	4,512	48,775
* #	CompuCredit Corp.	5,700	18,240
*	Conseco, Inc.	7,719	17,985
*	Consumer Portfolio Services, Inc.	623	330
*	Core-Mark Holding Co., Inc.	1,200	22,008
#	Corus Bankshares, Inc.	5,500	6,105
*	Cowen Group, Inc.	600	3,450
*	Crescent Financial Corp.	1,840	6,458
#	Cullen Frost Bankers, Inc.	7,020	307,265
	CVB Financial Corp.	13,213	118,785
*	Dearborn Bancorp, Inc.	105	206
#	Delphi Financial Group, Inc. Class A	5,020	76,153
* #	Diamond Hill Investment Group, Inc.	293	15,063
	Dime Community Bancshares	5,800	58,290
	Discover Financial Services	51,100	365,365
* #	Dollar Financial Corp.	1,400	10,990
	Donegal Group, Inc. Class A	3,297	46,224
* #	E*TRADE Financial Corp.	1,541	1,757
#	East West Bancorp, Inc.	7,220	68,518
	Eastern Insurance Holdings, Inc.	1,500	15,675
#	Eaton Vance Corp.	11,370	217,622
#	EMC Insurance Group, Inc.	1,000	19,420
	Employers Holdings, Inc.	6,450	87,333
*	Encore Bancshares, Inc.	300	1,353
*	Encore Capital Group, Inc.	2,822	14,844
*	Endurance Specialty Holdings, Ltd.	5,492	149,712
	Enterprise Financial Services Corp.	1,766	18,543
	Erie Indemnity Co.	6,057	214,721
	ESSA Bancorp, Inc.	2,588	34,524
	Evercore Partners, Inc. Class A	700	7,861
	Everest Re Group, Ltd.	6,100	384,300
*	ExlService Holdings, Inc.	2,110	16,774
#	F.N.B. Corp.	8,657	68,477
	FBL Financial Group, Inc. Class A	3,582	36,930

17

* #	FCStone Group, Inc.	1,350	5,197
#	Federal Agriculture Mortgage Corp. Class C	300	996
#	Federated Investors, Inc.	4,650	90,768
	Fidelity National Financial, Inc.	21,299	311,391
#	Fidelity Southern Corp.	1,010	3,020
	Fifth Third Bancorp	63,406	151,540
#	Financial Federal Corp.	2,800	60,816
*	First Acceptance Corp.	6,550	18,405
	First American Corp.	10,600	231,504
#	First Bancorp (318672102)	9,100	64,701
	First Bancorp (318910106)	2,300	33,097
#	First Busey Corp.	5,781	50,584
* #	First Cash Financial Services, Inc.	4,200	70,644
	First Citizens BancShares, Inc.	100	13,986
	First Commonwealth Financial Corp.	11,190	107,312
#	First Community Bancshares, Inc.	1,100	18,931
	First Defiance Financial Corp.	2,282	15,677
	First Financial Bancorp	5,694	46,235
	First Financial Bankshares, Inc.	2,990	132,726
	First Financial Corp.	1,700	56,355
	First Financial Holdings, Inc.	883	13,369
#	First Financial Northwest, Inc.	1,460	12,644
#	First Horizon National Corp.	12,677	120,692
	First Merchants Corp.	1,745	27,362
*	First Mercury Financial Corp.	1,796	19,846
#	First Midwest Bancorp, Inc.	5,405	54,050
	First Niagara Financial Group, Inc.	16,396	214,132
	First Place Financial Corp.	1,100	3,157
* #	First Regional Bancorp	1,800	5,760
	First Security Group, Inc.	1,628	7,114
#	First South Bancorp, Inc.	1,785	14,655
	First State Bancorporation	274	269
	FirstMerit Corp.	11,240	181,751
	Flushing Financial Corp.	1,928	15,270
	FNB United Corp.	1,037	3,038
	Forest City Enterprises, Inc. Class A	3,304	22,335
	Forest City Enterprises, Inc. Class B	3,286	22,739
*	FPIC Insurance Group, Inc.	1,000	38,930
#	Franklin Resources, Inc.	28,523	1,381,084
#	Frontier Financial Corp.	6,500	11,505
	Fulton Financial Corp.	16,509	115,893
*	GAINSCO, INC.	460	660
	Gallagher (Arthur J.) & Co.	13,139	309,686
	GAMCO Investors, Inc.	367	11,465
	Genworth Financial, Inc.	21,770	50,506
	German American Bancorp, Inc.	1,900	21,090
#	GFI Group, Inc.	8,700	27,318
#	Glacier Bancorp, Inc.	9,084	139,439
#	Great Southern Bancorp, Inc.	983	10,420
	Greene Bancshares, Inc.	700	6,923
#	Greenhill & Co., Inc.	3,700	240,574
	Grubb & Ellis Co.	847	534
*	Guaranty Bancorp	5,055	7,684
*	Hallmark Financial Services, Inc.	1,252	9,690
	Hancock Holding Co.	4,000	109,480

18

	Hanmi Financial Corp.	500	955
	Hanover Insurance Group, Inc.	6,530	263,943
	Harleysville Group, Inc.	4,195	119,306
	Harleysville National Corp.	6,323	58,867
*	Harris & Harris Group, Inc.	3,600	12,636
	Hartford Financial Services Group, Inc.	17,430	229,379
	HCC Insurance Holdings, Inc.	15,625	365,781
	Heartland Financial USA, Inc.	2,993	41,214
	Heritage Commerce Corp.	1,165	8,400
	Heritage Financial Corp.	905	11,068
	Heritage Financial Group	1,785	15,494
*	HFF, Inc.	400	880
*	Hilltop Holdings, Inc.	8,100	81,000
#	Home Bancshares, Inc.	2,684	55,264
	Home Federal Bancorp, Inc.	2,731	24,552
	HopFed Bancorp, Inc.	200	1,940
	Horace Mann Educators Corp.	2,800	26,180
#	Horizon Financial Corp.	483	1,183
#	Hudson City Bancorp, Inc.	58,532	678,971
#	Huntington Bancshares, Inc.	31,200	89,856
	IBERIABANK Corp.	1,925	81,601
	Independence Holding Co.	2,500	7,500
#	Independent Bank Corp. (453836108)	2,695	49,965
	Independent Bank Corp. (453838104)	1,574	2,503
	Infinity Property & Casualty Corp.	800	30,720
	Integra Bank Corp.	2,200	3,542
* #	IntercontinentalExchange, Inc.	5,363	305,316
*	International Assets Holding Corp.	1,100	7,425
#	International Bancshares Corp.	9,940	181,107
	Intervest Bancshares Corp.	754	2,827
	Invesco, Ltd. ADR	23,538	277,513
* #	Investment Technology Group, Inc.	4,654	100,899
*	Investors Bancorp, Inc.	16,500	176,220
*	IPC Holdings, Ltd.	3,700	94,942
#	Irwin Financial Corp.	2,000	4,780
	Janus Capital Group, Inc.	15,600	81,900
#	Jefferies Group, Inc.	15,480	178,639
#	Jones Lang LaSalle, Inc.	3,500	82,635
	JPMorgan Chase & Co.	392,602	10,015,277
* #	KBW, Inc.	3,185	59,814
	Kearny Financial Corp.	12,000	129,480
	KeyCorp	56,647	412,390
	K-Fed Bancorp	1,291	10,328
* #	Knight Capital Group, Inc.	13,657	246,236
#	Lakeland Bancorp, Inc.	2,835	22,141
	Lakeland Financial Corp.	2,100	43,260
	Legacy Bancorp, Inc.	1,200	12,012
#	Legg Mason, Inc.	8,695	139,642
* #	Leucadia National Corp.	25,485	405,721
#	Life Partners Holdings, Inc.	1,800	68,400
	Lincoln National Corp.	17,642	266,923
*	Liquidity Services, Inc.	2,738	19,522
	LNB Bancorp, Inc.	840	4,788
	Loews Corp.	53,656	1,309,206
*	LoopNet, Inc.	3,556	23,114

19

#	M&T Bank Corp.	15,538	604,584
#	Macatawa Bank Corp.	4,110	11,138
#	MainSource Financial Group, Inc.	3,014	29,447
* #	Markel Corp.	1,093	295,143
*	Market Leader, Inc.	2,600	4,589
*	MarketAxess Holdings, Inc.	400	3,088
*	Marlin Business Services, Inc.	2,700	10,719
	Marsh & McLennan Companies, Inc.	72,865	1,408,480
	Marshall & Ilsley Corp.	29,177	166,601
#	Mastercard, Inc.	11,740	1,594,057
	MB Financial, Inc.	5,050	82,517
* #	MBIA, Inc.	32,300	124,678
#	MBT Financial Corp.	1,485	3,906
#	Meadowbrook Insurance Group, Inc.	5,417	32,881
	Medallion Financial Corp.	3,200	21,632
	Mercantile Bank Corp.	105	496
	Mercer Insurance Group, Inc.	1,116	15,189
	Merchants Bancshares, Inc.	894	17,478
#	Mercury General Corp.	5,946	230,348
*	Meridian Interstate Bancorp, Inc.	100	875
	MetLife, Inc.	71,147	2,044,053
#	Midwest Banc Holdings, Inc.	4,200	4,914
*	Montpelier Re Holdings, Ltd.	2,200	31,108
#	Moody’s Corp.	20,673	442,816
	Morgan Stanley	64,050	1,295,731
*	Move, Inc.	793	1,340
#	Nara Bancorp, Inc.	1,800	10,638
#	National Interstate Corp.	1,900	30,172
#	National Penn Bancshares, Inc.	11,537	111,678
*	Navigators Group, Inc.	2,300	118,082
#	NBT Bancorp, Inc.	4,884	111,551
	Nelnet, Inc. Class A	5,722	79,078
	New England Bancshares, Inc.	1,000	6,500
#	New Westfield Financial, Inc.	5,500	52,965
#	New York Community Bancorp, Inc.	37,305	494,291
	NewAlliance Bancshares, Inc.	16,500	181,335
	NewBridge Bancorp	1,600	3,520
* #	NewStar Financial, Inc.	3,503	10,369
*	Nexity Financial Corp.	300	208
	Northeast Community Bancorp, Inc.	1,876	14,727
	Northern Trust Corp.	23,200	1,334,464
	Northfield Bancorp, Inc.	5,398	53,656
	Northrim Bancorp, Inc.	600	6,036
#	Northwest Bancorp, Inc.	7,000	129,920
	NYMAGIC, Inc.	400	6,824
#	NYSE Euronext, Inc.	6,500	143,000
* #	Ocwen Financial Corp.	8,900	79,210
	Odyssey Re Holdings Corp.	9,000	423,450
	Old National Bancorp	10,275	130,801
	Old Republic International Corp.	25,787	266,122
#	Old Second Bancorp, Inc.	700	6,258
	OneBeacon Insurance Group, Ltd.	1,900	16,055
	optionsXpress Holding, Inc.	5,850	63,706
* #	Oritani Financial Corp.	6,047	90,161
	Pacific Capital Bancorp	4,879	51,766

20

	Pacific Mercantile Bancorp	1,525	6,405
#	PacWest Bancorp	1,400	23,674
#	Park National Corp.	2,100	113,925
* #	PartnerRe, Ltd.	4,900	321,097
	Peapack-Gladstone Financial Corp.	1,170	25,740
*	Pennsylvania Commerce Bancorp, Inc.	200	4,100
* #	Penson Worldwide, Inc.	2,900	17,342
	Peoples Bancorp, Inc.	1,397	14,068
#	People’s United Financial, Inc.	47,783	781,730
* #	PHH Corp.	6,604	72,974
*	PICO Holdings, Inc.	2,200	55,924
* #	Pinnacle Financial Partners, Inc.	3,600	85,068
*	Piper Jaffray Companies, Inc.	1,004	28,825
*	Platinum Underwriters Holdings, Ltd.	1,337	37,182
*	PMA Capital Corp. Class A	1,000	5,510
	PMI Group, Inc.	6,214	8,637
	PNC Financial Services Group, Inc.	49,259	1,601,903
* #	Portfolio Recovery Associates, Inc.	2,500	58,975
	Preferred Bank	940	5,236
	Presidential Life Corp.	1,100	10,637
	Principal Financial Group, Inc.	23,764	394,245
#	PrivateBancorp, Inc.	4,700	68,526
*	ProAssurance Corp.	4,600	217,396
* #	Progressive Corp.	78,005	947,761
#	Prosperity Bancshares, Inc.	6,800	183,940
	Protective Life Corp.	9,500	78,660
#	Provident Bankshares Corp.	6,499	41,724
	Provident Financial Holdings, Inc.	100	450
	Provident Financial Services, Inc.	10,166	111,114
	Provident New York Bancorp	6,130	58,235
	Prudential Financial, Inc.	41,907	1,079,105
#	QC Holdings, Inc.	2,796	11,883
	Radian Group, Inc.	8,700	28,014
	Rainier Pacific Financial Group, Inc.	700	1,155
#	Raymond James Financial, Inc.	11,422	211,421
#	Regions Financial Corp.	61,882	214,112
#	Reinsurance Group of America, Inc.	12,788	455,636
*	RenaissanceRe Holdings, Ltd.	6,200	277,078
#	Renasant Corp.	3,700	44,807
	Republic Bancorp, Inc. Class A	105	1,890
*	Republic First Bancorp, Inc.	1,100	8,272
	Riverview Bancorp, Inc.	1,705	5,882
	RLI Corp.	3,330	188,112
	Rockville Financial, Inc.	3,373	38,520
	Roma Financial Corp.	4,086	46,499
	Rome Bancorp, Inc.	597	4,639
#	S&T Bancorp, Inc.	4,332	110,163
	S.Y. Bancorp, Inc.	2,030	46,243
	Safety Insurance Group, Inc.	2,500	87,550
	Sanders Morris Harris Group, Inc.	1,200	4,992
	Sandy Spring Bancorp, Inc.	1,969	27,802
#	SCBT Financial Corp.	1,583	42,519
#	Schwab (Charles) Corp.	92,300	1,254,357
*	Seabright Insurance Holdings	2,360	24,473
	Seacoast Banking Corp. of Florida	2,800	12,852

21

#	Security Bank Corp.	3,328	2,662
#	SEI Investments Co.	11,720	148,492
#	Selective Insurance Group, Inc.	7,200	110,520
	SI Financial Group, Inc.	1,500	9,375
* #	Signature Bank	4,460	114,577
#	Simmons First National Corp. Class A	1,872	46,126
* #	SLM Corp.	28,600	327,470
	Smithtown Bancorp, Inc.	1,563	21,538
	Somerset Hills Bancorp	945	5,802
	South Financial Group, Inc.	9,700	18,236
	Southern Community Financial Corp.	900	3,249
	Southside Bancshares, Inc.	1,707	32,467
	Southwest Bancorp, Inc.	1,600	16,768
*	Specialty Underwriters’ Alliance, Inc.	792	2,582
	StanCorp Financial Group, Inc.	5,700	147,174
	State Auto Financial Corp.	5,240	115,804
	State Bancorp, Inc.	2,047	12,282
#	State Street Corp.	48,284	1,123,569
	StellarOne Corp.	3,670	47,857
#	Sterling Bancorp	1,499	16,519
#	Sterling Bancshares, Inc.	9,900	55,044
	Sterling Financial Corp.	6,517	12,056
	Stewart Information Services Corp.	2,175	32,277
*	Stifel Financial Corp.	3,747	131,295
#	Student Loan Corp.	1,558	73,133
#	Suffolk Bancorp	1,300	39,663
*	Sun American Bancorp	200	60
*	Sun Bancorp, Inc.	2,036	11,524
	SunTrust Banks, Inc.	26,252	321,850
*	Superior Bancorp	975	2,671
#	Susquehanna Bancshares, Inc.	9,642	106,062
*	Susser Holdings Corp.	1,446	18,899
*	SVB Financial Group	3,491	72,508
	SWS Group, Inc.	3,900	57,135
#	Synovus Financial Corp.	42,415	167,963
#	T. Rowe Price Group, Inc.	24,385	672,538
	Taylor Capital Group, Inc.	730	4,665
	TCF Financial Corp.	17,596	218,014
* #	TD Ameritrade Holding Corp.	44,306	497,999
* #	Tejon Ranch Co.	2,171	47,436
	Temecula Valley Bancorp, Inc.	700	805
*	Tennessee Commerce Bancorp, Inc.	700	7,175
*	Texas Capital Bancshares, Inc.	4,203	47,452
	TFS Financial Corp.	44,240	568,926
*	The Bancorp, Inc.	1,500	4,635
#	The Colonial BancGroup, Inc.	1,200	948
	The Goldman Sachs Group, Inc.	41,300	3,334,149
* #	The NASDAQ OMX Group, Inc.	23,430	511,243
#	The Phoenix Companies, Inc.	4,100	7,175
* #	The St. Joe Co.	9,758	234,680
	The Travelers Companies, Inc.	67,540	2,609,746
*	thinkorswim Group, Inc.	3,400	25,568
	Thomas Properties Group, Inc.	2,051	4,102
*	Thomas Weisel Partners Group, Inc.	3,004	9,282
#	TIB Financial Corp.	927	3,689

22

	TierOne Corp.	400	644
#	Tompkins Financial Corp.	1,449	72,667
#	Torchmark Corp.	10,128	303,840
#	Tower Group, Inc.	3,400	85,238
* #	Tradestation Group, Inc.	5,240	28,872
	Transatlantic Holdings, Inc.	7,080	227,622
*	Tree.com, Inc.	421	1,671
#	TriCo Bancshares	1,628	32,788
	TrustCo Bank Corp.	10,000	67,000
	Trustmark Corp.	8,049	163,395
#	U.S. Bancorp	247,080	3,666,667
#	UCBH Holdings, Inc.	14,200	33,086
#	UMB Financial Corp.	5,418	209,893
#	Umpqua Holdings Corp.	9,118	89,356
	Union Bankshares Corp.	2,400	37,512
*	United America Indemnity, Ltd.	1,553	16,431
#	United Bankshares, Inc.	6,100	128,039
#	United Community Banks, Inc.	4,141	21,326
	United Community Financial Corp.	2,138	1,090
#	United Financial Bancorp, Inc.	2,642	36,222
	United Fire & Casualty Co.	3,165	63,458
*	United PanAm Financial Corp.	1,873	2,004
#	United Security Bancshares	1,842	15,141
	United Western Bancorp, Inc.	1,300	10,569
#	Unitrin, Inc.	5,400	68,904
*	Universal American Corp.	8,200	80,934
	Universal Insurance Holdings, Inc.	1,586	5,741
	Univest Corp. of Pennsylvania	1,893	43,350
	Unum Group	30,140	426,782
#	Valley National Bancorp	19,593	255,101
	ViewPoint Financial Group	4,000	57,080
*	Virginia Commerce Bancorp, Inc.	910	3,795
*	Virtus Investment Partners, Inc.	205	1,242
	W. R. Berkley Corp.	22,117	585,658
	Waddell & Reed Financial, Inc.	7,300	103,076
	Washington Banking Co.	200	1,728
#	Washington Federal, Inc.	10,382	127,491
* #	Waterstone Financial, Inc.	3,363	8,307
#	Webster Financial Corp.	6,924	28,942
#	Wells Fargo & Co.	462,108	8,733,841
	Wesbanco, Inc.	3,164	65,368
	Wesco Financial Corp.	888	267,830
	West Bancorporation	2,033	16,467
#	West Coast Bancorp	2,100	6,237
#	Westamerica Bancorporation	3,900	166,647
* #	Western Alliance Bancorp	4,026	30,638
#	Westwood Holdings Group, Inc.	1,000	27,760
	White Mountains Insurance Group, Ltd.	1,097	264,925
	Whitney Holding Corp.	7,000	90,930
#	Wilmington Trust Corp.	8,293	113,531
#	Wilshire Bancorp, Inc.	4,528	31,062
#	Wintrust Financial Corp.	2,450	32,756
* #	World Acceptance Corp.	1,800	34,470
	Yadkin Valley Financial Corp.	1,900	17,461
	Zenith National Insurance Corp.	5,498	154,164

23

#	Zions Bancorporation	13,001	193,975
*	ZipRealty, Inc.	3,331	9,627
Total Financials			103,142,332

Health Care — (12.9%)
*	A.D.A.M., Inc.	1,300	4,192
* #	Abaxis, Inc.	1,263	19,981
	Abbott Laboratories	215,835	11,965,892
* #	ABIOMED, Inc.	5,100	68,799
*	Acadia Pharmaceuticals, Inc.	4,516	4,561
*	Accelrys, Inc.	3,112	11,763
* #	Accuray, Inc.	3,900	24,102
* #	Achillion Pharmaceuticals, Inc.	466	531
* #	Acorda Therapeutics, Inc.	2,300	56,419
* #	Advanced Medical Optics, Inc.	5,893	129,469
	Aetna, Inc.	40,600	1,258,600
*	Affymax, Inc.	2,211	28,743
* #	Air Methods Corp.	1,457	28,411
*	Akorn, Inc.	139	310
*	Albany Molecular Research, Inc.	4,200	35,994
* #	Alexion Pharmaceuticals, Inc.	11,100	409,257
*	Alexza Pharmaceuticals, Inc.	4,000	11,560
* #	Align Technology, Inc.	5,300	41,764
* #	Alkermes, Inc.	12,770	146,472
#	Allergan, Inc.	25,400	968,248
*	Alliance Imaging, Inc.	7,800	69,108
*	Allied Healthcare International, Inc.	3,031	3,001
* #	Allos Therapeutics, Inc.	10,300	80,649
	Allscripts-Misys Healthcare Solutions, Inc.	16,100	135,562
* #	Almost Family, Inc.	1,200	37,008
* #	Alnylam Pharmaceuticals, Inc.	800	16,872
* #	AMAG Pharmaceuticals, Inc.	2,000	70,500
* #	Amedisys, Inc.	3,722	153,458
*	America Services Group, Inc.	1,200	13,680
*	American Caresource Holding, Inc.	2,740	19,043
*	American Dental Partners, Inc.	1,985	13,319
* #	American Medical Systems Holdings, Inc.	9,300	99,510
* #	AMERIGROUP Corp.	7,500	209,775
	AmerisourceBergen Corp.	20,570	747,102
*	Amgen, Inc.	148,370	8,138,094
*	AMICAS, Inc.	5,700	9,148
*	AMN Healthcare Services, Inc.	228	1,550
* #	Amsurg Corp.	5,146	100,810
* #	Amylin Pharmaceuticals, Inc.	13,007	150,361
*	Anadys Pharmaceuticals, Inc.	5,600	29,176
	Analogic Corp.	1,341	33,525
*	AngioDynamics, Inc.	3,150	42,840
*	Anika Therapeutics, Inc.	1,588	6,479
*	Ardea Biosciences, Inc.	1,242	15,463
* #	Arena Pharmaceuticals, Inc.	7,261	30,061
*	Ariad Pharmaceuticals, Inc.	800	1,336
* #	Arqule, Inc.	6,233	24,620
* #	Array BioPharma, Inc.	3,100	12,400
*	Aspect Medical Systems, Inc.	1,900	7,220
*	Assisted Living Concepts, Inc.	4,579	18,179

24

* #	Athenahealth, Inc.	2,400	86,592
*	AtriCure, Inc.	2,483	3,352
* #	ATS Medical, Inc.	9,006	22,785
*	Auxilium Pharmaceuticals, Inc.	3,800	116,128
*	Avigen, Inc.	309	303
	Bard (C.R.), Inc.	14,030	1,200,547
	Baxter International, Inc.	67,165	3,939,227
#	Beckman Coulter, Inc.	5,600	278,432
	Becton Dickinson & Co.	23,500	1,707,745
* #	BioCryst Pharmaceuticals, Inc.	552	1,049
* #	Biogen Idec, Inc.	31,775	1,545,854
*	Bio-Imaging Technologies, Inc.	2,162	7,286
* #	BioLase Technology, Inc.	400	288
* #	BioMarin Pharmaceutical, Inc.	8,900	171,414
* #	BioMimetic Therapeutics, Inc.	2,646	21,353
*	Bio-Rad Laboratories, Inc. Class A	3,013	191,446
* #	Bio-Reference Laboratories, Inc.	1,800	43,920
*	BioSante Pharmaceuticals, Inc.	3,700	5,920
*	BioScrip, Inc.	3,300	5,577
* #	BioSphere Medical, Inc.	2,293	6,535
*	Boston Scientific Corp.	136,470	1,210,489
*	Bovie Medical Corp.	2,540	17,145
	Bristol-Myers Squibb Co.	276,740	5,925,003
#	Brookdale Senior Living, Inc.	3,994	27,159
* #	Bruker BioSciences Corp.	13,900	56,017
*	BSD Medical Corp.	2,800	9,268
*	Cadence Pharmaceuticals, Inc.	4,900	35,280
* #	Caliper Life Sciences, Inc.	2,074	2,675
	Cambrex Corp.	3,627	11,860
*	Candela Corp.	238	129
* #	Cantel Medical Corp.	2,444	36,636
*	Capital Senior Living Corp.	4,900	12,887
*	Caraco Pharmaceutical Laboratories, Ltd.	3,597	16,546
* #	Cardiac Science Corp.	3,085	16,566
*	Cardica, Inc.	2,000	6,380
	Cardinal Health, Inc.	33,934	1,277,615
* #	Cardium Therapeutics, Inc.	400	372
*	CAS Medical Systems, Inc.	1,900	3,515
*	Catalyst Health Solutions, Inc.	4,300	94,686
*	Celera Corp.	9,298	78,475
* #	Celgene Corp.	63,890	3,382,975
* #	Celldex Therapeutics, Inc.	2,100	15,603
* #	Centene Corp.	6,100	108,153
* #	Cephalon, Inc.	9,695	748,260
* #	Cepheid, Inc.	4,900	36,456
* #	Cerner Corp.	8,500	286,620
* #	Charles River Laboratories International, Inc.	6,785	165,622
#	Chemed Corp.	2,600	104,338
	Cigna Corp.	25,500	442,680
* #	Cleveland Biolabs, Inc.	1,800	4,932
* #	Clinical Data, Inc.	4,255	33,104
* #	CombiMatrix Corp.	1,107	8,668
*	Community Health Systems, Inc.	8,991	167,592
#	Computer Programs & Systems, Inc.	1,753	44,053
* #	Conceptus, Inc.	5,100	73,236

25

*	CONMED Corp.	4,485	70,190
*	Continucare Corp.	6,300	12,600
	Cooper Companies, Inc.	4,665	88,495
*	Corvel Corp.	900	15,876
* #	Covance, Inc.	7,739	298,725
* #	Coventry Health Care, Inc.	10,609	160,514
	Covidien, Ltd.	18,860	723,092
* #	CPEX Pharmaceuticals, Inc.	330	2,293
*	Cross Country Healthcare, Inc.	3,000	22,470
* #	CryoLife, Inc.	4,000	32,960
* #	Cubist Pharmaceuticals, Inc.	7,973	170,702
*	Cutera, Inc.	1,850	12,413
* #	CV Therapeutics, Inc.	8,500	133,025
* #	Cyberonics, Inc.	1,600	24,624
*	Cynosure, Inc. Class A	1,468	11,480
* #	Cypress Bioscience, Inc.	3,390	28,815
*	Cytokinetics, Inc.	7,794	16,523
	Datascope Corp.	2,428	128,769
* #	DaVita, Inc.	14,670	689,490
* #	Dendreon Corp.	10,451	35,220
#	DENTSPLY International, Inc.	14,300	384,813
* #	Dexcom, Inc.	4,400	14,212
*	Dialysis Corp. of America	2,100	13,839
*	Digirad Corp.	515	448
* #	Dionex Corp.	2,150	108,876
* #	Durect Corp.	7,649	21,647
*	DUSA Pharmaceuticals, Inc.	1,900	2,147
* #	Dyax Corp.	6,809	22,878
* #	Eclipsys Corp.	6,800	59,568
*	Edwards Lifesciences Corp.	6,500	373,685
	Eli Lilly & Co.	115,880	4,266,702
* #	Emergency Medical Services Corp. Class A	1,900	63,688
* #	Emergent Biosolutions, Inc.	4,079	89,452
* #	Emeritus Corp.	3,418	28,267
* #	Endo Pharmaceuticals Holdings, Inc.	14,714	330,624
*	Endologix, Inc.	4,500	7,155
* #	Enzon Pharmaceuticals, Inc.	917	5,970
*	eResearch Technology, Inc.	4,700	27,213
*	etrials Worldwide, Inc.	600	444
* #	ev3, Inc.	11,228	60,743
* #	Exactech, Inc.	2,600	33,124
* #	Exelixis, Inc.	10,400	51,272
*	Express Scripts, Inc.	26,754	1,438,295
*	Facet Biotech Corp.	3,443	20,933
*	Five Star Quality Care, Inc.	3,858	7,369
*	Forest Laboratories, Inc.	30,798	771,182
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	17,749	7,632
*	Genentech, Inc.	84,490	6,863,968
* #	Genomic Health, Inc.	2,998	64,157
*	Gen-Probe, Inc.	6,530	293,981
* #	Gentiva Health Services, Inc.	4,577	115,707
* #	Genzyme Corp.	37,968	2,616,755
* #	Geron Corp.	9,900	77,616
* #	Gilead Sciences, Inc.	127,568	6,476,627
* #	Greatbatch, Inc.	2,500	58,250

26

* #	GTx, Inc.	4,160	45,926
*	Haemonetics Corp.	3,700	218,855
*	Hanger Orthopedic Group, Inc.	1,000	13,650
* #	Hansen Medical, Inc.	1,400	6,328
*	Harvard Bioscience, Inc.	323	830
*	Health Grades, Inc.	1,961	4,589
*	Health Management Associates, Inc.	2,124	3,377
*	Health Net, Inc.	10,100	147,763
* #	HEALTHSOUTH Corp.	8,810	87,571
*	HealthSpring, Inc.	8,500	148,070
* #	HealthStream, Inc.	2,809	5,562
*	HealthTronics, Inc.	795	1,463
*	Healthways, Inc.	2,500	34,550
* #	Henry Schein, Inc.	12,520	468,624
#	Hill-Rom Holdings, Inc.	7,105	100,038
*	Hi-Tech Pharmacal Co., Inc.	953	5,108
*	HLTH Corp.	361	4,108
* #	HMS Holdings Corp.	3,300	102,135
* #	Hologic, Inc.	30,628	361,104
*	Home Diagnostics, Inc.	3,161	22,064
* #	Hospira, Inc.	18,020	448,698
*	Human Genome Sciences, Inc.	5,002	9,054
* #	Humana, Inc.	18,700	709,291
* #	ICU Medical, Inc.	2,150	65,596
* #	Idenix Pharmaceuticals, Inc.	6,900	40,089
*	Idera Pharmaceuticals, Inc.	3,193	22,351
* #	IDEXX Laboratories, Inc.	6,562	215,234
*	IDM Pharma, Inc.	4,306	7,320
* #	I-Flow Corp.	2,200	9,042
* #	Illumina, Inc.	11,746	321,371
* #	Immucor, Inc.	9,925	275,022
* #	ImmunoGen, Inc.	6,184	25,787
#	IMS Health, Inc.	17,020	247,130
* #	Incyte Corp.	11,166	32,716
*	Indevus Pharmaceuticals, Inc.	8,600	45,752
*	Infinity Pharmaceuticals, Inc.	77	625
* #	Inspire Pharmaceuticals, Inc.	8,100	30,780
* #	Integra LifeSciences Holdings	1,800	49,932
*	IntegraMed America, Inc.	1,494	10,607
* #	InterMune, Inc.	3,900	44,616
* #	Intuitive Surgical, Inc.	3,652	376,996
#	Invacare Corp.	4,200	80,052
* #	InVentiv Health, Inc.	4,263	40,669
* #	Inverness Medical Innovations, Inc.	9,457	231,413
*	Iridex Corp.	150	105
*	IRIS International, Inc.	2,600	25,896
* #	Isis Pharmaceuticals, Inc.	10,843	153,212
* #	Javelin Pharmaceuticals, Inc.	2,390	2,701
	Johnson & Johnson	352,193	20,318,014
* #	Kendle International, Inc.	1,300	24,830
*	Kensey Nash Corp.	1,443	29,827
*	Kindred Healthcare, Inc.	4,025	54,619
* #	Kinetic Concepts, Inc.	7,670	184,847
*	King Pharmaceuticals, Inc.	28,340	247,692
* #	K-V Pharmaceutical Co. Class A	2,747	1,786

27

*	La Jolla Pharmaceutical Co.	546	1,218
* #	Laboratory Corp. of America Holdings	11,800	698,560
#	Landauer, Inc.	1,220	83,668
*	Langer, Inc.	1,456	728
* #	Lannet Co., Inc.	3,087	16,361
	LCA-Vision, Inc.	2,150	5,418
*	Lexicon Pharmaceuticals, Inc.	7,880	9,377
* #	LHC Group, Inc.	2,663	70,862
* #	Life Technologies Corp.	21,840	556,046
* #	LifePoint Hospitals, Inc.	6,419	144,684
* #	Ligand Pharmaceuticals, Inc. Class B	3,712	7,869
* #	Lincare Holdings, Inc.	9,372	225,397
* #	Luminex Corp.	5,624	114,561
* #	Magellan Health Services, Inc.	5,965	216,052
* #	Mannkind Corp.	6,073	21,559
#	Martek Biosciences Corp.	4,700	124,315
*	Matrixx Initiatives, Inc.	1,300	22,477
* #	Maxygen, Inc.	3,953	33,838
#	McKesson Corp.	30,210	1,335,282
* #	Medarex, Inc.	13,768	82,195
*	MedCath Corp.	1,848	11,624
* #	Medco Health Solutions, Inc.	70,100	3,149,593
*	Medical Action Industries, Inc.	1,162	9,993
* #	MediciNova, Inc.	740	1,669
#	Medicis Pharmaceutical Corp. Class A	7,726	107,623
* #	Medivation, Inc.	4,090	76,687
*	Mednax, Inc.	3,700	124,209
*	MEDTOX Scientific, Inc.	377	2,390
	Medtronic, Inc.	46,992	1,573,762
#	Merck & Co., Inc.	215,614	6,155,780
	Meridian Bioscience, Inc.	5,128	109,021
* #	Merit Medical Systems, Inc.	4,111	63,268
*	Metabolix, Inc.	300	2,532
*	Metropolitan Health Networks, Inc.	1,125	1,665
* #	Micromet, Inc.	6,715	26,591
*	Micrus Endovascular Corp.	1,780	20,078
* #	MiddleBrook Pharmaceuticals, Inc.	5,451	7,631
* #	Millipore Corp.	7,217	398,090
*	Molecular Insight Pharmaceuticals, Inc.	5,829	15,505
* #	Molina Healthcare, Inc.	4,194	73,563
*	MTS Medication Technologies	520	1,955
* #	MWI Veterinary Supply, Inc.	1,200	25,116
* #	Mylan, Inc.	32,725	370,774
* #	Myriad Genetics, Inc.	6,495	484,332
*	Nabi Biopharmaceuticals	3,600	14,868
	National Healthcare Corp.	1,784	81,172
	National Research Corp.	200	4,530
* #	Natus Medical, Inc.	3,600	27,864
* #	Nektar Therapeutics	8,118	33,365
* #	Neogen Corp.	1,950	51,031
*	Neurocrine Biosciences, Inc.	2,000	6,640
*	Neurometric, Inc.	797	1,466
*	Nighthawk Radiology Holdings, Inc.	3,700	15,762
*	Novacea, Inc.	1,476	1,328
* #	NovaMed, Inc.	3,861	11,429

28

* #	Noven Pharmaceuticals, Inc.	2,900	28,797
*	NPS Pharmaceuticals, Inc.	5,995	37,409
*	Nutraceutical International Corp.	1,559	13,626
* #	NuVasive, Inc.	4,730	176,618
* #	NxStage Medical, Inc.	3,592	12,321
*	Obagi Medical Products, Inc.	855	5,720
*	Odyssey Healthcare, Inc.	5,550	55,056
	Omnicare, Inc.	17,140	479,234
* #	Omnicell, Inc.	3,900	30,459
* #	Onyx Pharmaceuticals, Inc.	7,300	222,139
* #	Optimer Pharmaceuticals, Inc.	3,500	36,715
*	OraSure Technologies, Inc.	11,376	32,763
* #	Orchid Cellmark, Inc.	1,296	689
*	Orexigen Therapeutics, Inc.	2,200	8,822
* #	OSI Pharmaceuticals, Inc.	7,900	281,240
* #	Osiris Therapeutics, Inc.	4,402	88,260
*	Osteotech, Inc.	1,415	4,302
#	Owens & Minor, Inc.	5,600	222,712
* #	Pain Therapeutics, Inc.	5,300	35,192
*	Palomar Medical Technologies, Inc.	1,396	12,355
*	Par Pharmaceutical Cos., Inc.	3,500	43,085
*	Parexel International Corp.	6,287	62,178
* #	Patterson Companies, Inc.	16,240	298,654
*	PDI, Inc.	1,874	8,658
#	PDL BioPharma, Inc.	17,216	110,527
	PerkinElmer, Inc.	11,400	143,868
#	Perrigo Co.	12,167	357,101
	Pfizer, Inc.	796,843	11,617,971
#	Pharmaceutical Products Development Service, Inc.	10,000	238,900
* #	Pharmanet Development Group, Inc.	2,550	3,340
* #	PharMerica Corp.	1,900	31,236
* #	Phase Forward, Inc.	5,193	70,105
* #	PHC, Inc.	1,400	1,666
* #	Poniard Pharmaceuticals, Inc.	2,887	6,929
*	Pozen, Inc.	2,100	15,078
*	Progenics Pharmaceuticals, Inc.	2,600	18,954
*	Prospect Medical Holdings, Inc.	1,583	4,037
* #	ProxyMed, Inc.	300	2
* #	PSS World Medical, Inc.	9,005	142,999
* #	Psychiatric Solutions, Inc.	7,700	200,200
*	QuadraMed Corp.	680	4,060
#	Quest Diagnostics, Inc.	27,670	1,365,514
* #	Quidel Corp.	2,800	34,440
* #	Quigley Corp.	1,100	5,225
* #	RadNet, Inc.	4,336	13,875
*	Regeneration Technologies, Inc.	4,298	10,530
*	Regeneron Pharmaceuticals, Inc.	2,000	34,960
*	RehabCare Group, Inc.	2,800	39,060
*	Repligen Corp.	3,600	14,724
* #	Repros Therapeutics, Inc.	2,053	20,489
* #	Res-Care, Inc.	1,700	23,035
*	ResMed, Inc.	8,500	339,150
* #	Rigel Pharmaceuticals, Inc.	3,200	22,368
*	Rochester Medical Corp.	1,592	18,404
* #	Rockwell Medical Technologies, Inc.	1,400	4,984

29

*	Salix Pharmaceuticals, Ltd.	8,300	66,400
* #	Sangamo BioSciences, Inc.	5,500	22,825
*	Savient Pharmaceuticals, Inc.	4,100	22,714
	Schering-Plough Corp.	226,423	3,975,988
* #	Seattle Genetics, Inc.	11,020	111,192
* #	Senomyx, Inc.	3,159	11,214
*	SenoRx, Inc.	800	2,000
* #	Sepracor, Inc.	9,900	150,480
* #	Sequenom, Inc.	8,037	178,100
*	Sirona Dental Systems, Inc.	4,150	49,841
*	Skilled Healthcare Group, Inc.	400	3,332
*	Solta Medical, Inc.	2,000	2,420
*	Somanetics Corp.	1,600	23,424
* #	Somaxon Pharmaceuticals, Inc.	3,535	8,661
* #	SonoSite, Inc.	2,400	45,576
*	Spectranetics Corp.	4,200	12,600
* #	Spectrum Pharmaceuticals, Inc.	1,600	2,304
*	St. Jude Medical, Inc.	48,066	1,748,160
* #	STAAR Surgical Co.	3,869	7,545
* #	Stereotaxis, Inc.	2,400	6,120
	Steris Corp.	8,200	218,120
*	Strategic Diagnostics, Inc.	3,491	3,316
	Stryker Corp.	41,625	1,758,240
* #	Sun Healthcare Group, Inc.	5,300	60,049
*	SunLink Health Systems, Inc.	100	93
*	SuperGen, Inc.	7,300	16,863
* #	SurModics, Inc.	1,800	35,694
*	Symmetry Medical, Inc.	3,300	22,605
*	Synovis Life Technologies, Inc.	1,397	22,757
* #	Synta Pharmaceuticals Corp.	3,200	28,160
*	Targacept, Inc.	2,777	5,776
#	Techne Corp.	4,533	271,844
* #	Tenet Healthcare Corp.	3,468	3,711
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	4,719	195,603
* #	The Medicines Co.	6,800	87,040
*	Theragenics Corp.	4,707	6,072
* #	Theravance, Inc.	6,800	89,624
*	Thermo Fisher Scientific, Inc.	38,596	1,386,754
* #	Thoratec Corp.	7,860	227,704
*	Transcend Services, Inc.	800	8,144
*	Triple-S Management Corp.	800	11,512
*	U.S. Physical Therapy, Inc.	78	952
* #	United Therapeutics Corp.	3,080	209,286
	UnitedHealth Group, Inc.	123,334	3,494,052
#	Universal Health Services, Inc.	4,400	166,540
* #	Uroplasty, Inc.	845	676
	Utah Medical Products, Inc.	276	6,704
#	Valeant Pharmaceuticals International	12,065	261,811
* #	Varian Medical Systems, Inc.	13,730	509,795
*	Varian, Inc.	3,300	91,872
*	Vascular Solutions, Inc.	2,000	18,400
* #	VCA Antech, Inc.	2,800	52,696
* #	Vertex Pharmaceuticals, Inc.	20,700	684,135
* #	Vical, Inc.	4,307	8,313
* #	ViroPharma, Inc.	10,700	128,400

30

*	Vital Images, Inc.	2,220	25,108
*	Vivus, Inc.	10,500	51,555
* #	VNUS Medical Technologies	2,100	33,621
* #	Volcano Corp.	6,670	87,177
*	Waters Corp.	9,000	325,530
*	Watson Pharmaceuticals, Inc.	13,740	374,827
* #	WebMD Health Corp. Class A	1,353	31,714
*	WellPoint, Inc.	51,911	2,151,711
	West Pharmaceutical Services, Inc.	3,695	122,748
* #	Wright Medical Group, Inc.	3,195	66,264
	Wyeth	142,266	6,113,170
*	XenoPort, Inc.	2,300	60,076
	Young Innovations, Inc.	1,500	23,160
* #	Zimmer Holdings, Inc.	22,140	805,896
*	Zoll Medical Corp.	1,200	19,212
* #	Zymogenetics, Inc.	2,400	10,200
Total Health Care			163,734,853

Industrials — (8.3%)
*	3-D Systems Corp.	3,119	18,714
#	3M Co.	97,511	5,245,117
*	A. T. Cross Co. Class A	1,445	3,728
#	A.O. Smith Corp.	2,775	76,257
#	AAON, Inc.	1,450	26,274
* #	AAR Corp.	4,200	76,188
	ABM Industries, Inc.	6,078	90,258
*	ACCO Brands Corp.	2,718	5,219
#	Aceto Corp.	1,500	13,410
#	Actuant Corp.	6,200	102,176
	Acuity Brands, Inc.	4,982	133,866
#	Administaff, Inc.	2,500	52,725
* #	Aecom Technology Corp.	3,300	83,523
* #	Aerosonic Corp.	100	85
* #	AeroVironment, Inc.	2,700	100,062
* #	AGCO Corp.	2,800	59,584
	Aircastle, Ltd.	11,300	46,104
*	AirTran Holdings, Inc.	13,206	54,145
	Alamo Group, Inc.	689	8,647
* #	Alaska Air Group, Inc.	3,116	82,138
#	Albany International Corp. Class A	2,000	20,020
#	Alexander & Baldwin, Inc.	4,900	107,996
* #	Allegiant Travel Co.	2,900	103,704
* #	Alliant Techsystems, Inc.	3,650	294,957
* #	Allied Defense Group, Inc.	700	4,823
*	Altra Holdings, Inc.	2,900	20,387
* #	Amerco, Inc.	2,300	70,725
	American Ecology Corp.	1,500	29,925
	American Railcar Industries, Inc.	2,664	22,351
*	American Reprographics Co.	2,288	13,911
	American Science & Engineering, Inc.	1,100	85,800
* #	American Superconductor Corp.	5,154	83,392
	American Woodmark Corp.	1,893	28,490
#	Ameron International Corp.	900	44,865
#	Ametek, Inc.	10,200	325,992
	Ampco-Pittsburgh Corp.	1,291	23,871

31

* #	AMR Corp.	35,200	209,088
* #	AMREP Corp.	580	16,095
*	APAC Customer Services, Inc.	1,700	2,414
	Apogee Enterprises, Inc.	4,400	45,100
#	Applied Industrial Technologies, Inc.	2,475	39,080
	Applied Signal Technologies, Inc.	2,100	36,834
*	Argan, Inc.	1,600	17,760
*	Argon ST, Inc.	3,239	61,994
#	Arkansas Best Corp.	2,830	66,194
* #	Astec Industries, Inc.	3,160	77,641
* #	Astronics Corp.	487	3,682
* #	Astronics Corp. Class B	259	2,202
* #	Atlas Air Worldwide Holding, Inc.	1,765	25,610
#	Avery Dennison Corp.	12,261	297,084
*	Avis Budget Group, Inc.	1,896	1,308
* #	Axsys Technologies, Inc.	1,500	64,050
*	AZZ, Inc.	1,630	36,512
#	B.F. Goodrich Co.	11,300	436,858
#	Badger Meter, Inc.	1,600	37,744
* #	Baker (Michael) Corp.	1,199	41,917
	Baldor Electric Co.	4,670	65,427
*	Baldwin Technology Co., Inc. Class A	2,168	2,493
#	Barnes Group, Inc.	6,009	67,902
	Barrett Business Services, Inc.	970	9,545
* #	BE Aerospace, Inc.	7,400	71,558
*	Beacon Roofing Supply, Inc.	6,890	87,710
#	Belden, Inc.	4,000	52,240
* #	Blount International, Inc.	6,948	58,224
*	BlueLinx Holdings, Inc.	4,654	11,077
#	Boeing Co.	62,150	2,629,567
#	Brady Co. Class A	4,290	89,747
#	Briggs & Stratton Corp.	5,476	80,990
*	BTU International, Inc.	1,200	4,776
#	Bucyrus International, Inc.	9,758	151,249
* #	Builders FirstSource, Inc.	3,800	4,674
	Burlington Northern Santa Fe Corp.	34,170	2,263,763
#	C&D Technologies, Inc.	4,600	13,708
#	C.H. Robinson Worldwide, Inc.	20,700	951,786
* #	Cano Petroleum, Inc.	3,100	1,922
#	Carlisle Companies, Inc.	7,400	138,158
#	Cascade Corp.	1,095	25,065
*	Casella Waste Systems, Inc. Class A	1,900	5,244
#	Caterpillar, Inc.	54,850	1,692,123
* #	CBIZ, Inc.	9,300	75,609
	CDI Corp.	2,700	28,944
*	CECO Environmental Corp.	176	414
*	Celadon Group, Inc.	2,050	16,031
* #	Cenveo, Inc.	6,400	25,280
* #	Ceradyne, Inc.	3,475	79,300
*	Chart Industries, Inc.	2,900	24,534
	Chase Corp.	1,500	16,425
#	Cintas Corp.	17,510	398,353
	CIRCOR International, Inc.	2,604	57,939
#	CLAROC, Inc.	7,123	216,112
* #	Clean Harbors, Inc.	3,100	165,881

32

* #	Coleman Cable, Inc.	568	1,988
*	Columbus McKinnon Corp.	2,000	25,440
	Comfort Systems USA, Inc.	4,129	42,240
*	Commercial Vehicle Group, Inc.	1,480	1,480
*	COMSYS IT Partners, Inc.	2,400	4,800
*	Consolidated Graphics, Inc.	1,600	25,776
* #	Continental Airlines, Inc.	14,298	192,594
#	Con-way, Inc.	4,175	91,975
#	Cooper Industries, Ltd.	19,272	518,610
* #	Copart, Inc.	11,387	274,313
*	Cornell Companies, Inc.	2,700	41,202
	Corporate Executive Board Co.	4,000	80,800
* #	Corrections Corp. of America	13,839	190,701
* #	CoStar Group, Inc.	2,156	63,861
* #	Covanta Holding Corp.	16,110	278,542
*	Covenant Transport Group Class A	100	182
*	CPI Aerostructures, Inc.	541	2,705
*	CRA International, Inc.	1,241	26,073
	Crane Co.	6,100	106,262
	CSX Corp.	44,900	1,300,304
#	Cubic Corp.	3,726	101,198
#	Cummins, Inc.	19,200	460,416
#	Curtiss-Wright Corp.	4,200	135,660
#	Danaher Corp.	28,200	1,577,226
	Deere & Co.	42,100	1,462,554
* #	Delta Air Lines, Inc.	77,250	533,025
	Deluxe Corp.	4,600	53,038
	Diamond Management & Technology Consultants, Inc.	300	780
* #	Document Securities Systems, Inc.	1,400	2,576
* #	Dollar Thrifty Automotive Group, Inc.	1,600	1,856
#	Donaldson Co., Inc.	7,200	224,064
* #	Double Eagle Petroleum Co.	1,642	9,622
	Dover Corp.	16,500	466,620
	Ducommun, Inc.	1,100	20,834
*	Duff & Phelps Corp.	2,500	35,725
*	DXP Enterprises, Inc.	1,800	24,444
*	Dynamex, Inc.	890	9,861
	Dynamic Materials Corp.	900	10,926
* #	DynCorp International, Inc. Class A	6,480	97,459
#	Eagle Bulk Shipping, Inc.	6,545	34,950
#	Eastern Co.	600	6,612
#	Eaton Corp.	19,980	879,520
	Electro Rent Corp.	2,590	27,454
* #	EMCOR Group, Inc.	6,390	131,570
#	Emerson Electric Co.	65,000	2,125,500
#	Encore Wire Corp.	2,125	35,084
* #	Ener1, Inc.	11,446	51,393
* #	Energy Conversion Devices, Inc.	4,200	105,714
* #	Energy Focus, Inc.	2,100	2,037
* #	EnerNOC, Inc.	800	8,352
* #	EnerSys	2,900	26,419
*	ENGlobal Corp.	3,900	12,090
	Ennis, Inc.	2,200	24,618
* #	EnPro Industries, Inc.	2,100	38,430
	Equifax, Inc.	14,267	352,680

33

* #	ESCO Technologies, Inc.	2,626	93,065
*	Esterline Technologies Corp.	3,360	121,262
* #	Evergreen Solar, Inc.	7,100	15,691
*	Exide Technologies	7,600	27,588
#	Expeditors International of Washington, Inc.	16,966	471,824
*	Exponent, Inc.	2,100	51,492
#	Fastenal Co.	18,906	646,207
	Federal Signal Corp.	5,537	37,375
	FedEx Corp.	25,830	1,315,780
*	First Advantage Corp.	700	8,918
* #	First Solar, Inc.	12,290	1,755,012
* #	Flanders Corp.	3,983	16,251
*	Flow International Corp.	5,297	8,210
	Flowserve Corp.	5,000	266,550
#	Fluor Corp.	19,441	756,255
#	Forward Air Corp.	3,046	61,712
* #	Foster Wheeler, Ltd.	16,900	337,493
	Franklin Electric Co., Inc.	2,922	75,943
	Freightcar America, Inc.	1,395	26,714
* #	FTI Consulting, Inc.	4,769	195,577
* #	Fuel Tech, Inc.	2,600	26,026
* #	FuelCell Energy, Inc.	9,253	35,717
*	Furmanite Corp.	2,500	9,300
#	G & K Services, Inc. Class A	1,900	35,055
* #	Gardner Denver Machinery, Inc.	5,200	113,204
#	GATX Corp.	5,425	130,743
#	Genco Shipping & Trading, Ltd.	3,400	52,870
	GenCorp, Inc.	3,046	8,833
* #	General Cable Corp.	5,830	95,962
	General Dynamics Corp.	41,559	2,357,642
#	General Electric Co.	1,026,788	12,454,938
* #	Genesee & Wyoming, Inc.	4,520	122,808
* #	GeoEye, Inc.	2,626	45,299
#	Gorman-Rupp Co.	1,563	40,013
*	GP Strategies Corp.	1,842	7,202
#	Graco, Inc.	6,325	134,533
*	Graftech International, Ltd.	11,300	90,513
	Graham Corp.	1,031	10,269
	Granite Construction, Inc.	4,900	172,578
	Great Lakes Dredge & Dock Corp.	4,576	15,284
	Greenbrier Companies, Inc.	800	4,440
*	Griffon Corp.	7,405	73,680
	Hardinge, Inc.	2,830	12,311
	Harsco Corp.	9,288	220,311
*	Hawaiian Holdings, Inc.	6,792	27,643
#	Healthcare Services Group, Inc.	5,270	80,736
#	Heartland Express, Inc.	13,852	186,448
	HEICO Corp.	1,300	51,389
	HEICO Corp. Class A	2,025	58,907
#	Heidrick & Struggles International, Inc.	2,266	34,443
	Herman Miller, Inc.	5,530	60,775
* #	Hexcel Corp.	9,010	74,693
*	Hill International, Inc.	4,200	23,100
	Hi-Shear Technology Corp.	1,200	10,800
#	HNI Corp.	5,773	76,261

34

* #	Hoku Scientific, Inc.	500	1,275
#	Honeywell International, Inc.	61,700	2,024,377
#	Houston Wire & Cable Co.	2,097	14,994
*	HQ Sustainable Maritime Industries, Inc.	1,600	11,440
* #	Hub Group, Inc. Class A	3,214	72,958
	Hubbell, Inc. Class A	54	1,601
	Hubbell, Inc. Class B	5,742	178,002
*	Hudson Highland Group, Inc.	3,433	8,445
* #	Huron Consulting Group, Inc.	2,950	147,441
* #	ICF International, Inc.	1,250	29,663
*	ICT Group, Inc.	3,400	13,192
	IDEX Corp.	8,075	182,576
* #	IHS, Inc.	4,700	205,860
* #	II-VI, Inc.	3,748	70,575
#	Illinois Tool Works, Inc.	45,100	1,472,966
* #	Ingersoll-Rand Co., Ltd. Class A	28,636	464,190
*	InnerWorkings, Inc.	6,160	20,390
	Innovative Solutions & Support, Inc.	1,152	3,583
* #	Insituform Technologies, Inc. Class A	2,000	37,520
	Insteel Industries, Inc.	2,000	15,400
* #	Integrated Electrical Services, Inc.	1,000	8,270
* #	InterDigital, Inc.	6,400	206,912
* #	Interline Brands, Inc.	3,439	27,512
*	Intersections, Inc.	2,400	8,928
#	ITT Industries, Inc.	19,200	869,376
#	J.B. Hunt Transport Services, Inc.	11,600	258,332
* #	Jacobs Engineering Group, Inc.	10,600	409,902
* #	JetBlue Airways Corp.	39,400	221,822
#	Joy Global, Inc.	12,115	252,355
*	Kadant, Inc.	900	9,036
	Kaman Corp. Class A	3,325	63,474
* #	Kansas City Southern	8,800	159,808
#	Kaydon Corp.	3,616	98,355
	KBR, Inc.	15,264	216,138
	Kelly Services, Inc. Class A	3,511	31,810
*	Kenexa Corp.	2,288	15,536
#	Kennametal, Inc.	7,000	112,280
*	Key Technology, Inc.	844	11,191
*	Kforce, Inc.	5,387	33,669
* #	Kirby Corp.	4,600	110,308
	Knight Transportation, Inc.	10,416	138,949
	Knoll, Inc.	5,635	38,431
* #	Korn/Ferry International	6,870	64,578
* #	K-Tron International, Inc.	458	32,843
	L-3 Communications Holdings, Inc.	12,430	982,219
*	LaBarge, Inc.	1,598	17,690
*	Ladish Co., Inc.	2,000	22,740
	Landstar System, Inc.	6,610	237,101
* #	Layne Christensen Co.	2,329	36,752
*	Learning Tree International, Inc.	2,292	20,124
*	LECG Corp.	2,849	9,316
#	Lennox International, Inc.	7,300	205,203
#	Lincoln Electric Holdings, Inc.	3,900	160,563
#	Lindsay Corp.	300	7,800
*	LMI Aerospace, Inc.	2,000	22,580

35

	Lockheed Martin Corp.	40,300	3,306,212
	LSI Industries, Inc.	2,400	10,920
*	Lydall, Inc.	600	2,214
* #	M&F Worldwide Corp.	2,000	21,200
*	Mac-Gray Corp.	600	3,885
*	Magnetek, Inc.	3,380	6,760
* ●	MAIR Holdings, Inc. Escrow Shares	700	329
#	Manpower, Inc.	7,287	207,388
*	Marten Transport, Ltd.	3,839	67,797
	Masco Corp.	39,080	305,606
	McGrath Rentcorp	4,009	84,069
	Met-Pro Corp.	3,535	38,744
*	Mettler Toledo International, Inc.	3,220	214,388
*	MFRI, Inc.	1,091	5,368
*	Microvision, Inc.	1,246	1,994
* #	Middleby Corp.	2,400	55,584
*	Miller Industries, Inc.	276	1,512
	Mine Safety Appliances Co.	4,400	86,328
* #	Mobile Mini, Inc.	4,238	53,568
*	Monster Worldwide, Inc.	14,600	134,466
* #	Moog, Inc. Class A	5,125	153,545
*	Moog, Inc. Class B	116	3,568
#	MSC Industrial Direct Co., Inc. Class A	4,867	166,743
	Mueller Industries, Inc.	4,100	82,492
	Mueller Water Products, Inc.	16,436	111,272
	Multi-Color Corp.	1,486	16,346
	NACCO Industries, Inc. Class A	910	29,111
	National Technical Systems, Inc.	1,200	4,800
* #	Navigant Consulting, Inc.	5,927	84,934
* #	NCI Building Systems, Inc.	2,140	24,803
#	Nordson Corp.	3,885	117,366
#	Norfolk Southern Corp.	53,333	2,045,854
*	North America Galvanizing & Coatings, Inc.	2,666	9,971
	Northrop Grumman Corp.	30,728	1,478,631
* #	Old Dominion Freight Line, Inc.	3,500	87,780
	Omega Flex, Inc.	1,444	22,526
*	On Assignment, Inc.	4,296	19,890
* #	Orbital Sciences Corp.	5,600	93,912
*	Orion Marine Group, Inc.	1,200	11,880
	Oshkosh Truck Corp. Class B	7,740	55,883
* #	Owens Corning, Inc.	16,592	221,337
*	P.A.M. Transportation Services, Inc.	492	2,460
#	Paccar, Inc.	37,054	977,855
#	Pacer International, Inc.	4,000	34,400
	Pall Corp.	15,479	403,538
#	Parker Hannifin Corp.	15,300	584,613
*	Park-Ohio Holdings Corp.	1,300	4,784
	Pentair, Inc.	8,000	182,960
* #	Perini Corp.	5,454	113,716
*	PGT, Inc.	2,888	2,882
*	Pike Electric Corp.	3,967	44,629
*	Pinnacle Airlines Corp.	2,200	4,400
#	Pitney Bowes, Inc.	18,625	414,593
* #	PMFG, Inc.	1,000	7,000
	Portec Rail Products, Inc.	1,021	7,433

36

*	Powell Industries, Inc.	600	14,328
*	Power-One, Inc.	75	77
	Precision Castparts Corp.	12,308	799,405
* #	Protection One, Inc.	3,276	9,337
*	Quality Distribution, Inc.	2,104	4,902
#	Quanex Building Products Corp.	629	5,340
* #	Quanta Services, Inc.	17,513	374,428
	Quixote Corp.	1,000	4,210
	R. R. Donnelley & Sons Co.	12,418	121,200
	Raven Industries, Inc.	2,604	56,793
	Raytheon Co.	44,500	2,252,590
* #	RBC Bearings, Inc.	1,940	35,463
*	RCM Technologies, Inc.	600	723
	Regal-Beloit Corp.	4,664	158,389
*	Republic Airways Holdings, Inc.	5,300	43,407
	Republic Services, Inc.	39,124	1,011,747
* #	Resources Connection, Inc.	6,000	86,820
	Robbins & Myers, Inc.	2,200	38,038
#	Robert Half International, Inc.	17,200	291,540
#	Rockwell Automation, Inc.	10,330	268,993
#	Rockwell Collins, Inc.	12,800	482,304
#	Rollins, Inc.	14,620	228,072
#	Roper Industries, Inc.	8,100	333,234
*	RSC Holdings, Inc.	7,300	51,830
* #	Rush Enterprises, Inc. Class A	3,300	30,030
*	Rush Enterprises, Inc. Class B	277	2,446
	Ryder System, Inc.	6,900	233,082
*	Saia, Inc.	750	8,018
	Schawk, Inc.	4,038	32,869
* #	School Specialty, Inc.	2,100	34,650
* #	Shaw Group, Inc.	7,900	219,620
*	SIFCO Industries, Inc.	400	2,448
#	Simpson Manufacturing Co., Inc.	6,979	140,069
	SkyWest, Inc.	6,300	98,595
*	SL Industries, Inc.	956	5,736
	Southwest Airlines Co.	104,637	735,598
*	Sparton Corp.	500	935
*	Spherion Corp.	3,400	4,862
* #	Spire Corp.	1,300	6,383
	SPX Corp.	5,300	223,183
* #	Standard Parking Corp.	2,200	42,108
	Standard Register Co.	2,100	15,267
	Standex International Corp.	1,920	29,472
* #	Stanley, Inc.	5,000	151,300
	Steelcase, Inc. Class A	8,624	37,256
* #	Stericycle, Inc.	12,100	591,932
*	Sterling Construction Co., Inc.	1,800	32,256
#	Sun Hydraulics, Inc.	1,690	26,026
	Sypris Solutions, Inc.	2,995	3,804
#	TAL International Group, Inc.	3,767	39,478
*	Taleo Corp. Class A	2,273	19,161
*	Taser International, Inc.	5,300	26,871
* #	Team, Inc.	1,900	37,525
	Tecumseh Products Co. Class A	900	7,380
* #	Teledyne Technologies, Inc.	4,700	130,989

37

	Teleflex, Inc.	5,320	282,918
*	TeleTech Holdings, Inc.	6,000	48,540
#	Tennant Co.	2,300	31,142
* #	Terex Corp.	10,700	126,688
* #	Tetra Tech, Inc.	5,200	120,796
#	Textron, Inc.	31,794	287,100
*	The Advisory Board Co.	2,300	40,250
	The Brink’s Co.	4,300	113,649
	The Dun & Bradstreet Corp.	6,620	503,120
* #	The GEO Group, Inc.	5,545	82,066
#	The Manitowoc Co., Inc.	17,020	93,610
*	Thomas & Betts Corp.	6,740	144,169
	Timken Co.	10,495	156,271
#	Titan International, Inc.	3,400	26,384
	Todd Shipyards Corp.	700	9,800
#	Toro Co.	3,100	91,791
*	Trailer Bridge, Inc.	1,226	4,426
* #	TransDigm Group, Inc.	4,200	143,136
*	TRC Companies, Inc.	3,000	8,730
#	Tredegar Industries, Inc.	4,360	71,940
*	Trex Co., Inc.	2,100	31,059
	Trinity Industries, Inc.	8,915	102,612
#	Triumph Group, Inc.	2,900	131,312
* #	TrueBlue, Inc.	4,532	38,522
	Twin Disc, Inc.	1,800	11,826
	Tyco International, Ltd.	24,824	521,800
*	U.S. Home Systems, Inc.	1,400	2,254
*	UAL Corp.	14,240	134,426
*	Ultralife Corp.	2,100	16,821
#	Union Pacific Corp.	72,256	3,164,090
#	United Parcel Service, Inc.	70,910	3,012,966
* #	United Rentals, Inc.	9,395	52,424
* #	United Stationers, Inc.	2,886	80,837
#	United Technologies Corp.	94,604	4,540,046
	Universal Forest Products, Inc.	2,553	53,613
*	Universal Truckload Services, Inc.	2,099	25,944
*	UQM Technologies, Inc.	800	1,296
*	URS Corp.	9,640	328,242
*	US Airways Group, Inc.	14,783	83,820
*	USA Truck, Inc.	1,545	22,279
*	USG Corp.	4,009	26,099
*	UTI Worldwide, Inc.	2,800	30,688
#	Valmont Industries, Inc.	2,600	105,508
*	Versar, Inc.	1,500	5,475
	Viad Corp.	2,750	61,133
	Vicor Corp.	3,235	15,269
*	Volt Information Sciences, Inc.	3,300	17,589
	VSE Corp.	800	23,008
#	W.W. Grainger, Inc.	10,752	784,358
	Wabash National Corp.	1,365	3,849
	Wabtec Corp.	3,900	116,727
#	Walter Industries, Inc.	5,440	100,314
* #	Waste Connections, Inc.	10,883	315,825
#	Waste Management, Inc.	52,760	1,645,584
	Watsco, Inc. Class A	2,500	82,625

38

#	Watson Wyatt Worldwide, Inc.	5,250	244,125
#	Watts Water Technologies, Inc.	3,395	75,641
*	WCA Waste Corp.	2,800	5,964
#	Werner Enterprises, Inc.	10,831	162,465
* #	WESCO International, Inc.	4,400	81,048
*	Westaff, Inc.	1,200	1,224
	Woodward Governor Co.	6,000	123,420
* #	YRC Worldwide, Inc.	6,800	19,584
Total Industrials			105,033,512

Information Technology — (11.3%)
*	3Com Corp.	44,000	102,520
*	Acacia Research	3,410	10,776
* #	Accenture, Ltd.	31,990	1,009,604
* #	ACI Worldwide, Inc.	3,900	66,261
*	Acme Packet, Inc.	4,500	19,800
* #	Actel Corp.	2,800	25,256
*	ActivIdentity Corp.	1,203	2,683
*	Activision Blizzard, Inc.	162,816	1,426,268
*	Actuate Corp.	8,100	28,836
	Acxiom Corp.	7,990	75,985
*	Adaptec, Inc.	10,595	29,560
*	ADC Telecommunications, Inc.	8,553	43,364
*	ADDvantage Technologies Group, Inc.	500	920
*	Adept Technology, Inc.	700	2,093
*	Adobe Systems, Inc.	65,185	1,258,722
#	Adtran, Inc.	5,400	81,810
*	Advanced Analogic Technologies, Inc.	6,028	18,144
* #	Advanced Energy Industries, Inc.	3,498	31,412
* #	Advanced Micro Devices, Inc.	17,760	38,894
* #	Advent Software, Inc.	3,600	78,588
*	Aehr Test Systems	1,375	2,008
*	Aetrium, Inc.	500	770
*	Affiliated Computer Services, Inc. Class A	13,184	604,618
*	Agilent Technologies, Inc.	34,500	623,760
	Agilysys, Inc.	2,000	7,140
*	Airvana, Inc.	8,600	43,774
* #	Akamai Technologies, Inc.	25,100	338,348
*	Alliance Data Systems Corp.	7,600	316,084
	Altera Corp.	33,910	521,536
* #	Amdocs, Ltd.	18,850	318,942
*	American Commercial Lines, Inc.	4,890	19,756
	American Software, Inc. Class A	2,776	11,520
* #	Amkor Technology, Inc.	19,527	45,303
	Amphenol Corp.	15,000	392,250
*	Amtech Systems, Inc.	1,300	5,252
* #	Anadigics, Inc.	4,917	9,982
#	Analog Devices, Inc.	29,100	581,418
*	Anaren, Inc.	2,000	23,640
* #	Anixter International, Inc.	4,120	111,158
* #	Ansys, Inc.	7,636	189,831
* #	Apple, Inc.	72,500	6,534,425
#	Applied Materials, Inc.	135,569	1,270,282
*	Applied Micro Circuits Corp.	259	1,036
*	Ariba, Inc.	7,100	54,244

39

* #	Arris Group, Inc.	10,600	75,472
*	Arrow Electronics, Inc.	11,700	223,119
*	Art Technology Group, Inc.	1,140	1,949
*	Aruba Networks, Inc.	3,770	10,066
* #	Atheros Communications	6,451	77,477
	Atlantic Tele-Network, Inc.	973	20,920
* #	Atmel Corp.	49,043	163,804
* #	ATMI, Inc.	3,559	48,082
*	Autodesk, Inc.	18,100	299,736
#	Automatic Data Processing, Inc.	60,447	2,196,040
*	Avid Technology, Inc.	4,501	45,055
*	Avnet, Inc.	17,683	350,477
* #	Avocent Corp.	6,646	95,370
	AVX Corp.	19,190	175,013
*	Aware, Inc.	3,252	7,284
*	AXT, Inc.	4,500	6,255
* #	Bankrate, Inc.	2,400	80,064
	Bel Fuse, Inc. Class A	173	2,431
	Bel Fuse, Inc. Class B	1,398	21,306
*	Benchmark Electronics, Inc.	10,250	120,335
* #	BigBand Networks, Inc.	6,604	33,350
#	Black Box Corp.	2,554	55,754
#	Blackbaud, Inc.	3,796	42,249
* #	Blackboard, Inc.	2,900	73,689
*	Blue Coat Systems, Inc.	4,133	39,635
*	BMC Software, Inc.	17,695	448,214
*	Bottomline Technologies, Inc.	2,019	13,487
*	Brightpoint, Inc.	8,778	41,081
* #	Broadcom Corp.	39,400	624,490
	Broadridge Financial Solutions, Inc.	17,030	229,735
*	Brocade Communications Systems, Inc.	37,789	143,976
*	Brooks Automation, Inc.	4,641	21,209
*	BSQUARE Corp.	1,900	4,731
#	CA, Inc.	39,400	708,806
* #	Cabot Microelectronics Corp.	2,700	61,452
* #	CACI International, Inc. Class A	4,035	182,180
* #	Cadence Design Systems, Inc.	12,163	45,976
*	California Micro Devices Corp.	1,797	3,846
*	Callidus Software, Inc.	185	485
*	CallWave, Inc.	1,380	1,021
*	Cascade Microtech, Inc.	1,542	4,765
	Cass Information Systems, Inc.	1,300	30,992
*	Catapult Communications Corp.	2,755	19,010
* #	Cavium Networks, Inc.	3,724	33,888
*	CEVA, Inc.	1,700	11,611
*	Checkpoint Systems, Inc.	3,950	35,353
*	Chordiant Software, Inc.	4,958	11,651
*	Ciber, Inc.	1,500	6,540
* #	Ciena Corp.	5,657	35,300
*	Cirrus Logic, Inc.	7,908	22,301
* #	Cisco Sytems, Inc.	537,950	8,053,112
* #	Citrix Systems, Inc.	19,150	402,916
* #	Cogent, Inc.	13,260	154,346
	Cognex Corp.	4,300	56,158
* #	Cognizant Technology Solutions Corp.	24,890	466,190

40

	Cohu, Inc.	2,800	27,944
* #	CommScope, Inc.	7,634	110,082
	Communications Systems, Inc.	1,155	8,547
* #	CommVault Systems, Inc.	3,325	44,123
*	Computer Sciences Corp.	14,900	548,916
*	Compuware Corp.	19,979	129,864
*	ComScore, Inc.	200	2,522
* #	Comtech Telecommunications Corp.	3,316	128,661
*	Concur Technologies, Inc.	6,550	161,720
*	Concurrent Computer Corp.	400	1,584
* #	Constant Contact, Inc.	2,200	33,594
* #	Convera Corp.	4,800	769
*	Convergys Corp.	8,800	66,264
#	Corning, Inc.	142,658	1,442,272
*	CPI International, Inc.	2,100	16,107
*	Cray, Inc.	3,050	5,856
* #	Cree, Inc.	11,380	226,803
* #	CSG Systems International, Inc.	5,360	77,720
	CTS Corp.	800	4,112
*	CyberOptics Corp.	1,199	6,726
* #	CyberSource Corp.	6,488	77,402
* #	Cymer, Inc.	4,480	91,392
*	Cypress Semiconductor Corp.	10,138	45,722
#	Daktronics, Inc.	5,390	46,516
* #	Data Domain, Inc.	7,500	97,650
*	Datalink Corp.	2,266	7,818
	Dataram Corp.	175	221
*	DDi Corp.	938	3,170
*	DealerTrack Holdings, Inc.	7,590	86,450
* #	Dell, Inc.	159,643	1,516,609
#	Diebold, Inc.	2,900	71,862
*	Digi International, Inc.	3,900	29,640
*	Digimarc Corp.	922	8,796
* #	Digital River, Inc.	5,171	128,086
* #	Diodes, Inc.	3,621	23,464
*	Ditech Networks, Inc.	454	436
*	DivX, Inc.	7,593	38,193
*	Dolby Laboratories, Inc.	4,460	113,998
*	Double-Take Software, Inc.	1,400	10,598
*	DSP Group, Inc.	4,085	26,593
* #	DST Systems, Inc.	4,800	152,496
*	DTS, Inc.	1,400	19,040
*	Dycom Industries, Inc.	5,833	39,723
*	Dynamics Research Corp.	1,200	8,364
* #	EarthLink, Inc.	13,400	100,902
* #	eBay, Inc.	134,150	1,612,483
* #	Ebix, Inc.	1,607	32,879
* #	Echelon Corp.	4,566	33,788
*	EDGAR Online, Inc.	1,000	1,040
*	Edgewater Technology, Inc.	1,300	3,640
*	EFJohnson Technologies, Inc.	2,600	3,198
*	Electro Scientific Industries, Inc.	1,924	12,160
* #	Electronic Arts, Inc.	30,400	469,376
*	Electronics for Imaging, Inc.	6,300	56,007
*	eLoyalty Corp.	1,000	3,020

41

* #	EMC Corp.	213,193	2,353,651
* #	EMCORE Corp.	2,000	2,640
* #	EMS Technologies, Inc.	1,878	45,072
*	Emulex Corp.	8,060	46,023
*	Endwave Corp.	1,400	2,800
* #	Entegris, Inc.	6,916	9,613
*	Entorian Technologies, Inc.	2,649	622
* #	EPIQ Systems, Inc.	5,758	102,032
*	ePlus, Inc.	500	5,303
* #	Equinix, Inc.	4,030	215,001
* #	Euronet Worldwide, Inc.	5,430	54,572
* #	Exar Corp.	100	677
*	Extreme Networks, Inc.	7,590	13,434
* #	F5 Networks, Inc.	11,630	257,837
#	FactSet Research Systems, Inc.	4,950	197,010
#	Fair Isaac Corp.	4,666	59,258
*	Fairchild Semiconductor Corp. Class A	14,234	64,765
*	FalconStor Software, Inc.	5,118	16,326
*	Faro Technologies, Inc.	1,500	22,530
* #	FEI Co.	5,200	94,640
	Fidelity National Information Services, Inc.	22,926	364,753
*	Fiserv, Inc.	18,000	571,500
* #	FLIR Systems, Inc.	19,600	489,412
* #	FormFactor, Inc.	7,600	118,256
* #	Forrester Research, Inc.	1,900	39,672
*	FortuNet, Inc.	1,200	1,860
	Frequency Electronics, Inc.	1,300	4,095
*	FSI International, Inc.	600	231
* #	Gartner Group, Inc.	12,400	175,584
*	Gerber Scientific, Inc.	3,100	9,734
	Gevity HR, Inc.	4,100	8,241
#	Global Payments, Inc.	11,701	406,142
* #	Globecomm Systems, Inc.	3,866	19,833
*	Glu Mobile, Inc.	383	195
*	Goldleaf Financial Solutions, Inc.	300	210
* #	Google, Inc.	19,720	6,675,812
*	GSE Systems, Inc.	1,745	10,592
*	GTSI Corp.	200	1,079
*	Guidance Software, Inc.	1,100	3,762
*	Hackett Group, Inc.	5,500	15,455
* #	Harmonic, Inc.	8,800	45,320
	Harris Corp.	12,580	544,588
* #	Harris Stratex Networks, Inc. Class A	4,089	28,214
*	Hauppauge Digital, Inc.	500	680
#	Heartland Payment Systems, Inc.	456	4,136
* #	Hewitt Associates, Inc. Class A	9,236	262,118
#	Hewlett-Packard Co.	268,500	9,330,375
*	hi/fn, inc.	1,200	3,774
*	Hittite Microwave Corp.	2,787	71,403
* #	Hughes Communications, Inc.	2,064	24,912
*	Hutchinson Technology, Inc.	733	2,324
*	Hypercom Corp.	7,596	11,546
* #	I.D. Systems, Inc.	2,203	8,437
*	IAC/InterActiveCorp	15,600	229,320
* #	iBasis, Inc.	5,738	5,279

42

*	iGATE Capital Corp.	5,402	22,094
* #	iGo, Inc.	300	237
*	Ikanos Communications, Inc.	3,200	4,128
	Imation Corp.	4,067	39,613
	Imergent, Inc.	2,026	9,320
*	Immersion Corp.	3,300	17,127
*	Infinera Corp.	8,400	57,624
	infoGROUP, Inc.	5,544	20,457
* #	Informatica Corp.	9,800	125,048
	InfoSpace, Inc.	5,680	45,497
*	Ingram Micro, Inc.	21,770	267,118
*	Innodata Isogen, Inc.	4,054	9,081
* #	Insight Enterprises, Inc.	5,718	29,619
#	Integral Systems, Inc.	2,600	28,418
*	Integrated Device Technology, Inc.	20,013	114,875
*	Integrated Silicon Solution, Inc.	2,174	3,696
#	Intel Corp.	665,578	8,585,956
*	Intelli-Check, Inc.	2,172	2,606
*	Interactive Intelligence, Inc.	1,900	13,053
* #	Intermec, Inc.	7,377	91,622
*	Internap Network Services Corp.	700	1,883
#	International Business Machines Corp.	143,487	13,150,584
* #	International Rectifier Corp.	5,800	78,996
*	Internet Brands, Inc.	700	3,479
*	Internet Capital Group, Inc.	3,900	16,809
*	Interphase Corp.	590	923
	Intersil Corp.	6,640	61,818
*	Interwoven, Inc.	6,650	104,871
*	Intest Corp.	500	133
*	Intevac, Inc.	2,384	10,442
*	IntriCon Corp.	800	3,000
* #	Intuit, Inc.	45,130	1,022,195
*	INX, Inc.	558	2,723
*	iPCS, Inc.	2,201	10,917
* #	IPG Photonics Corp.	6,064	58,275
* #	Iron Mountain, Inc.	24,378	498,774
*	Isilon Systems, Inc.	5,504	15,246
*	Iteris, Inc.	2,900	4,060
* #	Itron, Inc.	3,855	251,732
* #	Ixia	7,479	39,788
	IXYS Corp.	2,820	19,317
* #	j2 Global Communications, Inc.	5,283	103,441
#	Jabil Circuit, Inc.	16,072	93,539
#	Jack Henry & Associates, Inc.	8,590	152,902
*	JDA Software Group, Inc.	4,100	45,920
*	JDS Uniphase Corp.	16,238	58,944
* #	Juniper Networks, Inc.	43,600	617,376
	Keithley Instruments, Inc.	2,078	7,211
*	Key Tronic Corp.	500	585
*	Keynote Systems, Inc.	2,200	19,250
#	KLA-Tencor Corp.	15,170	304,007
*	Kopin Corp.	8,696	13,740
*	Kratos Defense & Security Solutions, Inc.	4,270	5,039
* #	Kulicke & Soffa Industries, Inc.	2,500	3,825
* #	L-1 Identity Solutions, Inc.	9,810	71,123

43

* #	Lam Research Corp.	12,400	250,604
*	LaserCard Corp.	1,600	5,280
*	Lattice Semiconductor Corp.	2,364	3,641
* #	Lawson Software, Inc.	18,462	77,910
* #	LeCroy Corp.	816	1,877
	Lender Processing Services, Inc.	8,561	221,901
* #	Lexmark International, Inc.	7,100	168,128
*	Limelight Networks, Inc.	11,900	36,414
	Linear Technology Corp.	15,360	359,731
*	Lionbridge Technologies, Inc.	800	1,440
* #	Littlefuse, Inc.	2,850	43,605
*	Logility, Inc.	498	2,321
*	LoJack Corp.	2,400	9,120
*	LookSmart, Ltd.	3,300	4,521
*	Loral Space & Communications, Inc.	1,774	23,435
* #	LSI Corp.	26,844	85,364
*	Luna Innovations, Inc.	1,750	2,328
* #	Macrovision Solutions Corp.	11,612	152,233
*	Magma Design Automation, Inc.	3,598	4,138
*	Management Network Group, Inc.	1,285	527
* #	Manhattan Associates, Inc.	2,194	33,656
* #	ManTech International Corp. Class A	2,940	157,672
	Marchex, Inc. Class B	2,983	14,945
* #	Mastec, Inc.	8,658	92,035
*	Mattson Technology, Inc.	1,200	1,176
	Maximus, Inc.	1,900	70,604
*	Maxwell Technologies, Inc.	1,750	8,190
* #	McAfee, Inc.	17,828	543,576
*	Measurement Specialties, Inc.	1,750	8,890
*	MEMC Electronic Materials, Inc.	26,992	367,091
* #	Mentor Graphics Corp.	8,100	37,746
*	Mercury Computer Systems, Inc.	2,500	14,925
	Mesa Laboratories, Inc.	300	6,030
* #	Metavante Technologies, Inc.	12,431	180,374
	Methode Electronics, Inc.	4,469	20,647
#	Micrel, Inc.	9,400	71,440
#	Microchip Technology, Inc.	16,860	319,834
* #	Micron Technology, Inc.	74,782	278,189
*	Micros Systems, Inc.	10,400	149,760
*	Microsemi Corp.	10,200	85,680
	Microsoft Corp.	916,819	15,677,605
*	MicroStrategy, Inc.	700	27,090
*	Microtune, Inc.	2,100	3,591
*	Mindspeed Technologies, Inc.	2,600	2,327
*	MIPS Technologies, Inc.	5,200	8,736
	Mocon, Inc.	535	4,419
* #	ModusLink Global Solutions, Inc.	4,164	9,702
	Molex, Inc. Class A	9,090	111,080
* #	Monolithic Power Systems	2,220	26,973
*	MoSys, Inc.	4,600	9,568
	Motorola, Inc.	159,687	707,413
*	MPS Group, Inc.	8,905	53,875
*	MSC.Software Corp.	6,850	39,867
#	MTS Systems Corp.	1,900	49,761
*	Multi-Fineline Electronix, Inc.	2,568	47,585

44

*	Nanometrics, Inc.	2,240	2,957
*	Napco Security Technologies, Inc.	1,800	2,034
#	National Instruments Corp.	8,255	177,235
#	National Semiconductor Corp.	20,000	202,800
* #	NCI, Inc.	1,200	36,000
* #	NCR Corp.	21,300	267,315
* #	NetApp, Inc.	26,160	387,953
* #	NETGEAR, Inc.	4,600	51,152
* #	NetLogic Microsystems, Inc.	2,400	50,904
* #	NetScout Systems, Inc.	3,018	42,916
* #	Network Equipment Technologies, Inc.	2,600	8,138
*	Newport Corp.	4,300	23,005
	NIC, Inc.	2,195	11,721
*	Novatel Wireless, Inc.	4,993	27,661
*	Novell, Inc.	36,420	134,754
* #	Novellus Systems, Inc.	12,382	170,748
*	Nu Horizons Electronics Corp.	2,700	4,239
* #	Nuance Communications, Inc.	24,970	246,204
*	NumereX Corp. Class A	700	2,093
* #	Nvidia Corp.	51,600	410,220
*	Oculus Innovative Sciences, Inc.	121	200
*	Omniture, Inc.	4,553	41,387
* #	OmniVision Technologies, Inc.	2,600	17,394
* #	ON Semiconductor Corp.	39,780	165,883
*	Online Resources Corp.	4,610	14,568
*	Onvia, Inc.	1,139	4,567
*	Oplink Communications, Inc.	2,500	17,675
*	OPNET Technologies, Inc.	3,284	26,929
*	OpNext, Inc.	4,890	11,638
*	Optical Cable Corp.	1,500	4,260
* #	Oracle Corp.	520,021	8,751,953
*	Orbcomm, Inc.	2,994	4,910
* #	Orthovita, Inc.	10,300	29,767
*	OSI Systems, Inc.	2,528	36,985
* #	OYO Geospace Corp.	615	9,194
*	Palm, Inc.	8,725	66,921
*	PAR Technology Corp.	1,750	7,928
*	Parametric Technology Corp.	12,885	115,965
#	Park Electrochemical Corp.	2,544	44,647
* #	ParkerVision, Inc.	2,700	4,833
#	Paychex, Inc.	41,890	1,017,508
*	PC Connection, Inc.	1,900	9,291
	PC-Tel, Inc.	2,700	17,442
*	PDF Solutions, Inc.	3,600	5,364
	Pegasystems, Inc.	5,500	74,635
* #	Perficient, Inc.	2,900	11,339
*	Performance Technologies, Inc.	1,357	4,288
*	Pericom Semiconductor Corp.	1,938	11,957
* #	Perot Systems Corp.	11,500	149,385
*	Pervasive Software, Inc.	2,700	9,774
*	Phoenix Technologies, Ltd.	3,700	9,546
*	Physicians Formula Holdings, Inc.	2,200	6,380
*	Planar Systems, Inc.	105	48
	Plantronics, Inc.	6,539	66,371
*	PLATO Learning, Inc.	1,900	2,641

45

* #	Plexus Corp.	5,287	76,450
*	PLX Technology, Inc.	3,500	5,775
* #	PMC-Sierra, Inc.	21,900	106,653
* #	Polycom, Inc.	11,796	165,734
#	Power Integrations, Inc.	3,100	60,357
*	Presstek, Inc.	4,686	10,122
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	3,700	63,122
	QAD, Inc.	5,168	13,230
* #	QLogic Corp.	16,340	184,969
	QUALCOMM, Inc.	142,970	4,939,614
#	Quality Systems, Inc.	4,100	152,848
*	Quest Software, Inc.	13,508	168,445
*	QuickLogic Corp.	2,600	2,314
*	Rackable Systems, Inc.	4,852	19,068
*	Radiant Systems, Inc.	3,908	13,522
* #	RadiSys Corp.	2,860	13,528
*	RAE Systems, Inc.	489	181
*	Rambus, Inc.	13,760	124,666
*	Ramtron International Corp.	4,000	6,800
* #	RealNetworks, Inc.	17,485	49,308
* #	Red Hat, Inc.	8,100	118,665
*	Relm Wireless Corp.	700	532
	Renaissance Learning, Inc.	3,693	26,700
*	RF Micro Devices, Inc.	278	300
	Richardson Electronics, Ltd.	2,200	8,206
* #	RightNow Technologies, Inc.	4,600	26,864
*	Rimage Corp.	1,691	22,169
*	Riverbed Technology, Inc.	7,600	77,140
*	Rofin-Sinar Technologies, Inc.	2,600	43,914
*	Rogers Corp.	1,886	46,207
*	Rudolph Technologies, Inc.	2,537	7,129
*	S1 Corp.	7,390	49,291
*	Saba Software, Inc.	3,400	5,576
* #	SAIC, Inc.	28,200	556,668
* #	Sandisk Corp.	23,361	267,016
* #	Sapient Corp.	8,000	34,080
* #	SAVVIS, Inc.	3,860	24,627
* #	ScanSource, Inc.	3,584	67,092
*	Scientific Learning Corp.	537	1,069
*	SCM Microsystems, Inc.	1,092	2,741
*	SeaChange International, Inc.	4,800	28,416
*	Semitool, Inc.	5,700	15,789
*	Semtech Corp.	4,900	57,575
*	ShoreTel, Inc.	4,940	19,661
* #	Sigma Designs, Inc.	2,700	27,594
*	Silicon Image, Inc.	7,300	26,791
* #	Silicon Laboratories, Inc.	5,820	134,035
* #	Silicon Storage Technology, Inc.	12,800	26,240
* #	SiRF Technology Holdings, Inc.	3,600	3,672
* #	Skyworks Solutions, Inc.	17,021	73,531
*	Smith Micro Software, Inc.	3,600	19,080
*	Soapstone Networks, Inc.	1,700	4,199
* #	Sonic Solutions, Inc.	3,834	5,023
*	SonicWALL, Inc.	7,100	24,992

46

* #	Sonus Networks, Inc.	4,722	6,233
*	Sourcefire, Inc.	700	4,711
*	Spectrum Control, Inc.	2,000	14,480
* #	SPSS, Inc.	1,768	45,402
* #	SRA International, Inc.	4,260	69,566
*	SRS Labs, Inc.	3,500	17,955
* #	Standard Microsystems Corp.	2,442	33,822
* #	Starent Networks Corp.	5,200	76,440
	StarTek, Inc.	2,800	12,992
* #	STEC, Inc.	6,224	27,884
* #	Stratasys, Inc.	2,463	26,379
*	SumTotal Systems, Inc.	3,008	7,580
* #	Sun Microsystems, Inc.	80,064	333,066
*	SunPower Corp.	3,203	84,623
* #	SunPower Corp. Class A	2,875	96,485
*	Supertex, Inc.	2,100	47,649
*	Switch and Data Facilities Co.	3,549	24,417
* #	Sybase, Inc.	10,935	298,635
*	Sycamore Networks, Inc.	31,514	74,058
* #	Sykes Enterprises, Inc.	6,000	100,260
*	Symantec Corp.	83,015	1,272,620
*	Symmetricom, Inc.	5,609	20,809
* #	Synaptics, Inc.	3,300	77,781
*	Synchronoss Technologies, Inc.	3,200	27,232
*	SYNNEX Corp.	3,988	61,216
* #	Synopsys, Inc.	14,529	268,787
#	Syntel, Inc.	6,000	129,300
* #	Tech Data Corp.	6,030	109,203
	Technitrol, Inc.	3,790	8,338
*	TechTeam Global, Inc.	1,479	7,395
*	Techwell, Inc.	1,125	6,356
* #	Tekelec	6,700	83,214
* #	TeleCommunication Systems, Inc.	5,600	40,096
*	Tellabs, Inc.	43,266	178,689
*	Telular Corp.	1,700	2,686
* #	Teradata Corp.	14,400	189,072
*	Teradyne, Inc.	8,970	43,146
*	Terremark Worldwide, Inc.	6,700	23,517
*	Tessco Technologies, Inc.	876	6,404
* #	Tessera Technologies, Inc.	6,235	73,324
#	Texas Instruments, Inc.	131,930	1,972,354
*	The Knot, Inc.	6,000	41,280
	TheStreet.com, Inc.	3,496	9,544
* #	THQ, Inc.	6,279	24,802
* #	TIBCO Software, Inc.	20,000	107,000
*	Tier Technologies, Inc. Class B	500	2,900
*	TNS, Inc.	2,000	16,540
*	Tollgrade Communications, Inc.	1,200	6,912
	Total System Services, Inc.	20,188	255,580
*	Transact Technologies, Inc.	900	3,528
* #	Travelzoo, Inc.	656	2,631
*	Trident Microsystems, Inc.	300	510
* #	Trimble Navigation, Ltd.	10,191	151,031
*	TTM Technologies, Inc.	4,100	24,723
* #	Tyler Technologies, Inc.	5,500	69,245

47

* #	Ultimate Software Group, Inc.	296	4,076
*	Ultra Clean Holdings, Inc.	3,200	3,584
* #	Ultratech, Inc.	1,800	20,160
*	Unica Corp.	2,600	12,740
#	United Online, Inc.	12,060	73,807
* #	Universal Display Corp.	4,458	34,015
*	UTStarcom, Inc.	7,163	10,530
* #	ValueClick, Inc.	8,840	55,250
* #	Varian Semiconductor Equipment Associates, Inc.	4,797	91,335
*	Veeco Instruments, Inc.	3,300	15,939
* #	VeriFone Holdings, Inc.	8,900	41,207
* #	VeriSign, Inc.	15,300	295,443
* #	Viasat, Inc.	4,300	95,288
*	Vicon Industries, Inc.	900	5,166
*	Video Display Corp.	1,359	5,490
*	Vignette Corp.	2,200	15,334
*	Virage Logic Corp.	305	939
*	Virtusa Corp.	900	6,795
*	Vishay Intertechnology, Inc.	10,256	30,358
*	VMware, Inc.	3,800	78,660
* #	Vocus, Inc.	2,240	34,182
*	Volterra Semiconductor Corp.	200	1,400
	Wayside Technology Group, Inc.	252	1,814
*	Web.com Group, Inc.	5	15
*	Websense, Inc.	6,174	69,149
* #	Western Digital Corp.	19,600	287,728
	Western Union Co.	77,027	1,052,189
* #	Wind River Systems, Inc.	11,300	90,061
*	Wireless Telecom Group, Inc.	2,175	783
*	WPCS International, Inc.	270	540
* #	Wright Express Corp.	2,940	34,280
	Xerox Corp.	90,634	601,810
#	Xilinx, Inc.	32,430	546,446
*	X-Rite, Inc.	500	665
* #	Yahoo!, Inc.	170,050	1,994,687
* #	Zebra Technologies Corp. Class A	7,780	130,937
*	ZiLOG, Inc.	2,600	6,292
* #	Zix Corp.	4,600	5,980
*	Zoran Corp.	10,989	65,275
*	Zygo Corp.	165	944
Total Information Technology			144,229,620

Materials — (2.6%)
	A. Schulman, Inc.	1,300	19,695
	A.M. Castle & Co.	2,388	20,202
*	AEP Industries, Inc.	800	11,472
	Air Products & Chemicals, Inc.	19,100	960,730
#	Airgas, Inc.	7,200	254,232
#	AK Steel Holding Corp.	10,900	87,963
	Albemarle Corp.	10,816	240,656
#	Alcoa, Inc.	61,077	475,790
#	Allegheny Technologies, Inc.	10,308	227,704
#	AMCOL International Corp.	3,100	44,919
*	American Pacific Corp.	300	2,349
#	American Vanguard Corp.	2,950	41,920

48

#	AptarGroup, Inc.	7,400	228,068
#	Arch Chemicals, Inc.	3,339	74,827
	Ashland, Inc.	7,686	61,642
#	Balchem Corp.	2,775	61,966
#	Ball Corp.	10,822	414,915
	Bemis Co., Inc.	11,095	250,414
*	Brush Engineered Materials, Inc.	2,440	30,646
*	Buckeye Technologies, Inc.	3,300	9,636
*	Bway Holding Co.	4,700	39,762
#	Cabot Corp.	8,327	111,249
#	Calgon Carbon Corp.	5,700	71,649
	Carpenter Technology Corp.	5,918	97,647
	Celanese Corp. Class A	13,300	141,645
* #	Century Aluminum Co.	5,346	18,978
	CF Industries Holdings, Inc.	7,026	330,222
	Chemtura Corp.	1,491	1,118
	Cliffs Natural Resources, Inc.	9,904	229,476
#	Commercial Metals Co.	11,100	127,650
#	Compass Minerals International, Inc.	1,400	84,238
*	Core Molding Technologies, Inc.	1,689	3,530
* #	Crown Holdings, Inc.	15,300	286,875
	Cytec Industries, Inc.	4,900	100,156
	Deltic Timber Corp.	1,606	63,549
	Dow Chemical Co.	103,588	1,200,585
#	du Pont (E.I.) de Nemours & Co.	99,531	2,285,232
#	Eagle Materials, Inc.	4,719	85,320
#	Eastman Chemical Co.	6,900	179,055
#	Ecolab, Inc.	24,525	832,869
#	Ferro Corp.	4,610	18,256
* #	Flotek Industries, Inc.	2,300	6,647
#	FMC Corp.	6,400	285,568
	Freeport-McMoRan Copper & Gold, Inc. Class B	36,173	909,389
	Friedman Industries, Inc.	1,199	6,714
	Georgia Gulf Corp.	200	188
#	Gibraltar Industries, Inc.	3,140	32,122
#	Greif, Inc. Class A	3,100	93,806
	Greif, Inc. Class B	300	9,111
*	H&E Equipment Services, Inc.	3,500	23,345
#	H.B. Fuller Co.	5,200	72,644
	Hawkins, Inc.	888	12,876
* #	Haynes International, Inc.	1,463	26,729
* #	Headwaters, Inc.	5,500	24,915
* #	Hecla Mining Co.	16,363	43,362
	Huntsman Corp.	5,124	13,630
	Innophos Holdings, Inc.	1,500	22,695
#	International Flavors & Fragrances, Inc.	8,730	249,853
	International Paper Co.	41,650	379,848
*	ION Geophysical Corp.	8,375	12,563
	Kaiser Aluminum Corp.	1,372	34,080
	KMG Chemicals, Inc.	1,500	7,800
#	Koppers Holdings, Inc.	3,330	53,946
	Kronos Worldwide, Inc.	5,996	85,443
* #	Landec Corp.	3,592	19,756
#	Louisiana-Pacific Corp.	1,300	2,704
*	LSB Industries, Inc.	700	5,166

49

	Lubrizol Corp.	7,800	266,136
#	Martin Marietta Materials, Inc.	4,500	362,340
*	Material Sciences Corp.	2,094	2,932
	MeadWestavco Corp.	16,881	196,495
* #	Metalico, Inc.	4,600	11,270
	Minerals Technologies, Inc.	2,800	105,868
* #	Mines Management, Inc.	1,170	1,732
	Monsanto Co.	44,470	3,382,388
#	Myers Industries, Inc.	4,779	29,964
#	Nalco Holding Co.	10,477	102,779
*	Nanophase Technologies Corp.	2,000	1,660
	Neenah Paper, Inc.	1,362	9,166
	NewMarket Corp.	1,989	62,654
#	Newmont Mining Corp.	40,900	1,627,002
	NL Industries, Inc.	7,200	83,232
	NN, Inc.	200	340
*	Northern Technologies International Corp.	300	2,322
* #	Northwest Pipe Co.	800	28,208
#	Nucor Corp.	27,000	1,101,330
#	Olin Corp.	8,155	114,578
#	Olympic Steel, Inc.	1,600	25,392
* #	OM Group, Inc.	3,820	74,032
* #	Owens-Illinois, Inc.	15,000	285,000
#	P.H. Glatfelter Co.	5,000	43,550
#	Packaging Corp. of America	9,375	133,125
*	Pactiv Corp.	18,500	399,970
* #	Patriot Coal Corp.	4,492	23,044
	Penford Corp.	1,928	16,696
*	PolyOne Corp.	6,918	14,182
#	PPG Industries, Inc.	23,643	888,504
#	Praxair, Inc.	25,900	1,612,534
*	Ready Mix, Inc.	800	1,080
	Reliance Steel & Aluminum Co.	7,200	159,336
#	Rock-Tenn Co. Class A	4,000	124,680
*	Rockwood Holdings, Inc.	6,600	49,566
#	Rohm & Haas Co.	19,352	1,068,037
* #	Rosetta Resources, Inc.	3,713	22,538
	Royal Gold, Inc.	4,600	221,168
	RPM International, Inc.	16,350	201,269
* #	RTI International Metals, Inc.	2,100	27,951
#	Schnitzer Steel Industries, Inc. Class A	2,424	95,190
	Schweitzer-Maudoit International, Inc.	1,800	38,520
	Sealed Air Corp.	15,200	205,960
#	Sensient Technologies Corp.	6,270	134,805
#	Sigma-Aldrich Corp.	16,735	603,799
	Silgan Holdings, Inc.	4,730	216,823
*	Solitario Exploration & Royalty Corp.	2,533	3,293
	Sonoco Products Co.	11,480	263,236
#	Southern Copper Corp.	71,800	1,000,892
	Spartech Corp.	2,300	7,291
#	Steel Dynamics, Inc.	17,200	182,664
#	Stepan Co.	1,491	54,705
*	Stillwater Mining Co.	6,700	27,805
* #	Symyx Technologies, Inc.	4,500	21,600
	Synalloy Corp.	1,137	6,231

50

	Temple-Inland, Inc.	12,698	71,998
#	Terra Industries, Inc.	9,200	188,416
#	Texas Industries, Inc.	2,800	63,588
#	The Mosaic Co.	52,950	1,888,727
#	The Scotts Miracle-Gro Co. Class A	6,660	214,585
#	Titanium Metals Corp.	15,923	112,257
*	U.S. Concrete, Inc.	200	556
* #	United States Lime & Minerals, Inc.	804	16,924
#	United States Steel Corp.	12,200	366,366
*	Universal Stainless & Alloy Products, Inc.	900	13,050
#	Valhi, Inc.	15,594	231,571
	Valspar Corp.	14,200	246,370
#	Vulcan Materials Co.	14,310	707,773
*	W.R. Grace & Co.	5,356	30,904
	Wausau Paper Corp.	6,800	64,668
	Westlake Chemical Corp.	9,000	123,030
	Weyerhaeuser Co.	20,541	561,591
#	Worthington Industries, Inc.	9,349	94,051
#	Zep, Inc.	2,526	27,761
* #	Zoltek Companies, Inc.	2,600	18,408
Total Materials			33,053,165

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

Telecommunication Services — (2.6%)
#	Alaska Communications Systems Group, Inc.	4,500	37,575
* #	American Tower Corp.	51,215	1,553,863
#	Arbinet-thexchange, Inc.	4,200	7,056
	AT&T, Inc.	700,248	17,240,106
*	Cbeyond, Inc.	2,033	31,999
*	Centennial Communications Corp.	15,700	128,426
#	CenturyTel, Inc.	9,891	268,442
*	Cincinnati Bell, Inc.	78	108
*	Clear Channel Outdoor Holdings, Inc.	2,204	11,417
* #	Cogent Communications Group, Inc.	4,400	29,260
	Consolidated Communications Holdings, Inc.	3,313	37,304
* #	Crown Castle International Corp.	18,500	361,120
	D&E Communications, Inc.	2,499	17,468
	Embarq Corp.	11,329	404,672
	FairPoint Communications, Inc.	7,099	19,380
#	Frontier Communications Corp.	33,800	274,118
*	General Communications, Inc. Class A	7,700	50,589
	Hickory Tech Corp.	2,200	13,002
	IDT Corp.	46	17
	IDT Corp. Class B	100	35
	Iowa Telecommunications Services, Inc.	3,600	46,260
*	Leap Wireless International, Inc.	7,525	189,630
*	MetroPCS Communications, Inc.	30,410	413,272
* #	NeuStar, Inc.	8,970	122,171
*	NII Holdings, Inc.	15,600	302,640
#	NTELOS Holdings Corp.	4,763	103,071
*	Occam Networks, Inc.	1,271	3,355
*	Premiere Global Services, Inc.	5,500	53,295
#	Qwest Communications International, Inc.	170,064	547,606

51

	Regal Entertainment Group	15,650	157,126
* #	SBA Communications Corp.	12,860	255,914
#	Shenandoah Telecommunications Co.	3,200	78,016
*	Spark Networks, Inc.	3,300	8,085
*	Sprint Nextel Corp.	339,257	824,395
	SureWest Communications	2,098	21,421
* #	Syniverse Holdings, Inc.	7,480	101,429
	Telephone & Data Systems, Inc.	6,165	188,094
	Telephone & Data Systems, Inc. Special Shares	6,708	181,787
*	tw telecom, inc.	13,310	101,822
*	United States Cellular Corp.	5,300	222,335
* #	USA Mobility, Inc.	3,500	36,995
	Verizon Communications, Inc.	288,325	8,612,268
	Windstream Corp.	44,708	388,065
*	Xeta Corp.	1,100	2,046
Total Telecommunication Services			33,447,055

Utilities — (3.1%)
* #	AES Corp.	58,470	462,498
#	AGL Resources, Inc.	5,600	172,648
#	Allegheny Energy, Inc.	14,800	491,952
#	ALLETE, Inc.	3,600	111,960
#	Alliant Energy Corp.	12,200	351,726
#	Ameren Corp.	22,400	744,800
#	American Electric Power Co., Inc.	36,878	1,156,125
#	American States Water Co.	1,900	65,683
#	Aqua America, Inc.	13,867	287,602
	Artesian Resources Corp. Class A	471	7,366
#	Atmos Energy Corp.	9,030	221,687
	Avista Corp.	5,800	110,432
*	Cadiz, Inc.	1,704	15,813
	California Water Service Group	1,914	83,259
#	CenterPoint Energy, Inc.	27,700	370,626
	Central Vermont Public Service Corp.	1,249	28,227
#	CH Energy Group, Inc.	1,800	91,044
	Chesapeake Utilities Corp.	975	28,246
#	Cleco Corp.	6,902	157,711
#	CMS Energy Corp.	2,900	34,075
#	Connecticut Water Services, Inc.	300	6,942
	Consolidated Edison, Inc.	30,300	1,234,725
#	Constellation Energy Group	11,800	310,340
	Delta Natural Gas Co., Inc.	360	8,640
#	Dominion Resources, Inc.	53,400	1,878,612
	DPL, Inc.	7,100	153,005
	DTE Energy Co.	16,720	576,840
	Duke Energy Corp.	128,064	1,940,170
* #	Dynegy, Inc.	40,514	85,485
	Edison International	24,400	794,708
*	El Paso Electric Co.	4,178	69,104
#	Empire District Electric Co.	3,470	61,627
	Energen Corp.	5,300	154,813
	Energy West, Inc.	1,050	9,272
#	Entergy Corp.	20,000	1,527,200
#	Equitable Resources, Inc.	5,100	174,573
#	Exelon Corp.	49,600	2,689,312

52

	FirstEnergy Corp.	26,100	1,304,739
	FPL Group, Inc.	39,026	2,011,790
#	Great Plains Energy, Inc.	6,388	121,819
#	Hawaiian Electric Industries, Inc.	8,100	175,608
	IDACORP, Inc.	2,600	75,686
#	Integrys Energy Group, Inc.	6,301	263,067
#	ITC Holdings Corp.	5,700	239,286
	Laclede Group, Inc.	2,600	118,014
	MDU Resources Group, Inc.	16,200	322,218
#	MGE Energy, Inc.	2,398	76,856
	Middlesex Water Co.	1,920	31,776
* #	Mirant Corp.	15,700	269,569
	National Fuel Gas Co.	6,200	185,752
#	New Jersey Resources Corp.	4,800	192,432
#	Nicor, Inc.	4,400	150,524
	NiSource, Inc.	8,100	78,408
	Northeast Utilities, Inc.	16,640	396,032
	Northwest Natural Gas Co.	2,997	128,691
	NorthWestern Corp.	2,900	70,209
*	NRG Energy, Inc.	23,600	551,296
#	NSTAR	11,700	395,694
	NV Energy, Inc.	12,200	130,906
#	OGE Energy Corp.	7,100	175,228
	Oneok, Inc.	9,200	268,824
#	Ormat Technologies, Inc.	5,000	154,950
	Otter Tail Corp.	3,301	66,911
#	Pepco Holdings, Inc.	14,600	260,026
	PG&E Corp.	39,200	1,515,864
	Piedmont Natural Gas Co.	8,400	217,644
	Pinnacle West Capital Corp.	11,090	371,182
#	PNM Resources, Inc.	6,620	66,465
	Portland General Electric Co.	3,700	71,965
	PPL Corp.	31,800	974,988
#	Progress Energy, Inc.	28,950	1,120,944
	Public Service Enterprise Group, Inc.	57,191	1,805,520
	Puget Energy, Inc.	11,800	346,920
	Questar Corp.	15,699	533,452
*	Reliant Energy, Inc.	28,193	143,502
	RGC Resources, Inc.	100	2,585
	SCANA Corp.	12,720	436,169
#	Sempra Energy	25,400	1,113,536
	SJW Corp.	2,756	74,109
#	South Jersey Industries, Inc.	3,300	123,090
	Southern Co.	83,600	2,796,420
#	Southern Union Co.	10,948	141,120
	Southwest Gas Corp.	4,900	126,224
#	Southwest Water Co.	2,470	11,066
	TECO Energy, Inc.	11,700	140,517
	UGI Corp.	11,600	294,292
#	UIL Holdings Corp.	3,030	80,083
	Unisource Energy Corp.	3,700	104,488
#	Vectren Corp.	8,690	224,115
#	Westar Energy, Inc.	9,700	194,776
#	WGL Holdings, Inc.	3,807	122,205
#	Wisconsin Energy Corp.	12,590	561,262

53

	Xcel Energy, Inc.	42,000	775,320
Total Utilities			39,374,982

TOTAL COMMON STOCKS			950,745,099

RIGHTS/WARRANTS — (0.0%)
*	Contra Phramacopeia, Inc. Rights 12/31/11	361	—

TEMPORARY CASH INVESTMENTS — (0.7%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,007,239	9,007,239

SECURITIES LENDING COLLATERAL — (24.6%)
§ @	DFA Short Term Investment Fund LP	309,343,981	309,343,981

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by $3,356,650 FHLMC 5.500%, 07/01/37, valued at $3,005,307) to be repurchased at $2,917,844	$2,918	2,917,773

TOTAL SECURITIES LENDING COLLATERAL		312,261,754

TOTAL INVESTMENTS - (100.0%)
(Cost $1,422,390,665)##		$1,272,014,092

54

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors LP. At January 31, 2009, the Trust consisted of eighteen operational investment portfolios, (collectively, the “Series”) all of which are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE.  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Series have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Series’ net assets as of January 31, 2009 are listed below.

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$2,672,684,962	$628,314,468	—	$3,300,999,430	$(1,295,916)	—	—	$(1,295,916)
The Enhanced U.S. Large Company Series	13,096,703	138,428,511	—	151,525,214	(8,414,198)	$74,816	—	(8,339,382)
The U.S. Large Cap Value Series	5,595,822,181	1,233,945,836	—	6,829,768,017	—	—	—	—
The U.S. Small Cap Value Series	4,206,348,883	814,493,128	—	5,020,842,011	—	—	—	—
The U.S. Small Cap Series	1,766,264,356	428,892,480	—	2,195,156,836	—	—	—	—
The U.S. Micro Cap Series	2,225,612,269	491,137,187	—	2,716,749,456	—	—	—	—
The DFA International Value Series	931,992,114	3,728,678,575	—	4,660,670,689	—	—	—	—
The Japanese Small Company Series	5,141,930	1,405,378,440	—	1,410,520,370	—	—	—	—
The Asia Pacific Small Company Series	3,000,179	452,720,803	—	455,720,982	—	—	—	—
The United Kingdom Small Company Series	9,238,623	482,599,032	—	491,837,655	—	—	—	—
The Continental Small Company Series	5,795,558	1,140,817,552	—	1,146,613,110	—	—	—	—
The Canadian Small Company Series	206,604,192	52,851,046	—	259,455,238	—	—	—	—

The Emerging Markets Series	$525,424,076	$1,031,816,888	—	$1,557,240,964	$(278,203)	—	—	$(278,203)
The Emerging Markets Small Cap Series	134,438,176	560,176,471	—	694,614,647	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,229,800,293	—	3,229,800,293	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,144,647,583	—	3,144,647,583	—	$101,445	—	101,445
The Tax-Managed U.S. Marketwide Value Series	1,650,799,283	350,313,320	—	2,001,112,603	—	—	—	—
The Tax-Managed U.S. Equity Series	959,751,510	312,262,582	—	1,272,014,092	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

1

Federal Tax Cost Note

At January 31, 2009, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,106,780,433
The Enhanced U.S. Large Company Series	152,814,372
The U.S. Large Cap Value Series	9,692,857,904
The U.S. Small Cap Value Series	7,738,761,214
The U.S. Small Cap Series	2,929,588,885
The U.S. Micro Cap Series	3,670,100,958
The DFA International Value Series	7,478,491,223
The Japanese Small Company Series	1,802,154,107
The Asia Pacific Small Company Series	766,929,259
The United Kingdom Small Company Series	849,285,788
The Continental Small Company Series	1,546,268,201
The Canadian Small Company Series	537,026,131
The Emerging Markets Series	1,322,722,262
The Emerging Markets Small Cap Series	921,692,905
The DFA One-Year Fixed Income Series	3,203,084,120
The DFA Two-Year Global Fixed Income Series	3,064,291,238
The Tax-Managed U.S. Marketwide Value Series	2,789,139,774
The Tax-Managed U.S. Equity Series	1,422,898,842

2

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$3,363
*	Banco Suquia SA	327,868	45,632
	BBVA Banco Frances SA	130,508	121,825
*	Capex SA Series A	394,725	265,249
*	Celulosa Argentina SA Series B	14,412	5,187
*	Central Puerto SA Series B	125,000	130,039
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	363,126
*	Dycasa SA Series B	55,000	39,047
*	Endesa Costanera SA Series B	261,000	117,415
*	IRSA Inversiones y Representaciones SA	1,186,421	426,983
*	Juan Minetti SA	769,693	233,724
	Ledesma S.A.A.I.	885,405	771,729
*	MetroGas SA Series B	176,000	25,732
	Petrobras Energia Participacio	1,472,366	981,127
*	Polledo SA Industria Constructora y FinancierA	50,000	3,908
	Siderar S.A.I.C. Series A	494,314	1,667,806
	Solvay Indupa S.A.I.C.	1,229,322	680,915
	Tenaris SA	140,000	1,397,390
	Transportadora de Gas del Sur SA Series B	364,679	181,487

TOTAL — ARGENTINA			7,461,684

BRAZIL — (7.6%)
COMMON STOCKS — (2.3%)
*	Banco Alfa de Investimento SA	98,700	284,188
	Banco Bradesco SA	31,500	247,112
	Banco Pine SA	32,600	68,713
*	Banco Sofisa SA	409,200	714,336
	Bematech SA	331,400	842,784
*	BR Malls Participacoes SA	384,500	1,789,914
*	Brascan Residential Properties SA	1,438,800	1,234,143
*	Camargo Correa Desenvolvimento Imobiliario SA	64,400	63,290
	Companhia Siderurgica Nacional SA	2,794,200	42,370,671
	Companhia Vale do Rio Doce ADR	290,000	4,091,900
	Cremer SA	143,200	502,434
	Eternit SA	630,320	1,483,425
*	Even Construtora e Incorporadora SA	298,500	304,933
	Financeira Alfa SA	36,400	40,165
*	Gafisa SA	1,549,100	7,812,272
	Gerdau SA	469,100	2,406,159
	Globex Utilidades SA	45,131	102,128

1

	Grendene SA	104,700	527,562
*	Guararapes Confeccoes SA	10,800	72,621
*	IdeiasNet SA	642,200	548,084
	Iguatemi Empresa de Shopping Centers SA	193,200	999,310
	Industrias Romi SA	255,800	750,861
*	JBS SA	3,719,400	7,695,310
*	JHSF Participacoes SA	380,200	283,511
*	M Dias Branco SA	167,100	1,310,871
*	Magnesita Refratarios SA	703,918	2,184,573
*	Medial Saude SA	299,500	915,282
*	Obrascon Huarte Lain Brasil SA	184,800	1,178,897
*	Paranapanema SA	49,400	59,195
	PDG Realty SA Empreendimentos e Participacoes	396,700	2,111,744
	Perdigao SA	7,171	98,910
*	Plascar Participacoes Industriais SA	98,900	53,713
	Porto Seguro SA	327,900	1,936,306
*	Positivo Informatica SA	110,400	256,965
*	Rossi Residencial SA	1,165,100	2,254,870
*	Sao Carlos Empreendimentos e Participacoes SA	55,600	241,812
*	Sao Martinho SA	244,500	1,280,463
	Totvs SA	6,029	103,169
*	Universo Online SA	479,100	1,561,205
	Usinas Siderurgicas de Minas Gerais SA	710,500	8,268,750
TOTAL COMMON STOCKS			99,052,551

PREFERRED STOCKS — (5.3%)
#	Aracruz Celulose SA Sponsored ADR	643,665	5,400,349
*	Banco Alfa de Investimento SA	61,726	156,976
	Banco Bradesco SA Sponsored ADR	348,766	3,121,456
	Braskem SA Preferred A	1,479,200	3,640,617
#	Braskem SA Preferred A Sponsored ADR	174,116	860,133
	Centrais Electricas de Santa Catarina SA	201,600	2,953,614
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	3,772,142
*	Companhia de Tecidos Norte de Minas	686,050	1,153,274
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,546,214	4,148,573
*	Contax Participacoes SA	3,000	54,944
	Duratex SA	1,067,700	7,193,169
	Forjas Taurus SA	599,810	972,106
	Gerdau SA	2,445,084	15,840,350
	Gerdau SA Sponsored ADR	2,986,968	19,056,856
*	Inepar Industria e Construcoes SA	7,896	41,012
	Investimentos Itau SA	6,589,068	20,789,646
	Klabin SA	4,568,404	6,891,989
	Mahle-Metal Leve SA Industria e Comercio	4,000	26,707
	Marcopolo SA	1,835,200	2,373,103
	Metalurgica Gerdau SA	4,022,600	34,590,892
	Randon e Participacoes SA	277,800	706,474
	Sadia SA	987,982	1,413,836
#	Sadia SA ADR	522,348	2,199,085
	Sao Paulo Alpargatas SA	43,700	1,026,573

2

	Saraiva Livreiros Editores	21,000	126,724
*	Suzano Papel e Celullose SA	1,964,839	9,908,886
	Telemar Norte Leste SA	549,500	10,741,304
	Ultrapar Participacoes SA	170,741	3,926,307
#	Ultrapar Participacoes SA Sponsored ADR	144,177	3,330,489
	Uniao de Industrias Petroquimicas SA Series B	7,370,473	2,192,080
	Unibanco-Uniao de Bancos Brasileiros SA ADR	132,420	7,452,598
	Unibanco-Uniao de Bancos Brasileiros Units SA	1,503,100	8,493,811
	Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	44,115,433
*	Votorantim Celulose e Papel SA	262,275	1,538,605
* #	Votorantim Celulose e Papel SA Sponsored ADR	409,567	2,375,489
	Whirlpool SA	72,600	82,927
TOTAL PREFERRED STOCKS			232,668,529

RIGHTS/WARRANTS — (0.0%)
*	Brascan Residential Properties SA Rights 02/16/09	573,209	12,354

TOTAL — BRAZIL			331,733,434

CHILE — (2.8%)
COMMON STOCKS — (2.8%)
	Banco de Credito e Inversiones SA Series A	81,935	1,632,193
	CAP SA	199,310	2,585,022
	Cementos Bio-Bio SA	665,307	878,809
	Cintac SA	153,487	35,511
	Compania Cervecerias Unidas SA	143,000	871,188
	Compania de Consumidores de Gas Santiago SA	131,746	341,643
	Compania General de Electricidad SA	89,871	433,915
	Compania SudAmericana de Vapores SA	6,979,335	4,750,925
	Componia Tecno Industrial SA	4,900,000	106,458
	Corpbanca SA	1,018,549,352	4,372,994
	Cristalerias de Chile SA	264,624	2,294,552
	Embotelladora Andina SA Series A ADR	48,768	582,778
	Embotelladora Andina SA Series B ADR	7,357	105,205
	Empresa Nacional de Electricidad SA	2,694,503	3,349,088
	Empresa Nacional de Telecomunicaciones SA	116,880	1,300,513
	Empresas CMPC SA	806,380	15,679,321
	Empresas Copec SA	1,063,513	8,595,839
	Empresas Iansa SA	22,719,833	423,465
	Enersis SA	31,903,095	9,251,380
	Enersis SA Sponsored ADR	3,059,437	43,902,921
	Industrias Forestales SA	3,436,382	540,242
	Inversiones Frimetal SA	4,900,000	19,854
*	Madeco SA	34,519,208	2,326,830
	Masisa SA	15,975,380	1,497,854
	Minera Valparaiso SA	7,500	183,549
	Parque Arauco SA	2,474,668	1,343,620
	Sociedad Quimica y Minera de Chile SA Series B	481,533	13,123,920
	Soquimic Comercial SA	198,000	77,018
	Vina de Concha y Toro SA	272,412	458,685
#	Vina de Concha y Toro SA Sponsored ADR	7,386	247,062

3

	Vina San Pedro Tarapaca SA	79,756,271	470,523
	Watt’s SA	163,489	76,842
TOTAL COMMON STOCKS			121,859,719

PREFERRED STOCKS — (0.0%)
	Sociedad Quimica y Minera de Chile SA Series A	42,776	1,192,459

TOTAL — CHILE			123,052,178

CHINA — (10.9%)
COMMON STOCKS — (10.9%)
#	Agile Property Holdings, Ltd.	9,060,000	3,474,788
	Air China, Ltd.	1,830,000	483,705
	Aluminum Corp. of China, Ltd.	28,000	12,584
#	Aluminum Corp. of China, Ltd. ADR	289,495	3,242,344
	AMVIG Holdings, Ltd.	3,391,100	1,869,590
#	Angang Steel Co., Ltd.	6,379,640	6,181,258
* #	Anhui Conch Cement Co., Ltd.	292,000	1,399,491
* #	AviChina Industry and Technology Co., Ltd.	15,580,000	2,455,603
#	Bank of China, Ltd.	93,777,000	24,577,297
#	Bank of Communications Co., Ltd.	4,991,000	3,251,674
	Baoye Group Co., Ltd.	1,020,000	205,147
#	Beijing Capital International Airport Co., Ltd.	9,406,000	4,148,164
	Beijing Capital Land, Ltd.	4,982,000	556,686
	Beijing Enterprises Holdings, Ltd.	5,962,000	23,405,985
	Beijing North Star Co., Ltd.	3,194,000	484,770
	Bosideng International Holdings, Ltd.	11,916,000	1,031,491
* #	Brilliance China Automotive Holdings, Ltd.	9,278,000	548,298
#	Byd Co., Ltd.	1,424,300	2,654,543
* #	Catic Shenzhen Holdings, Ltd.	2,458,000	514,788
#	Chaoda Modern Agriculture	32,537,412	20,545,227
*	China Aerospace International Holdings, Ltd.	8,068,000	460,049
*	China Agri-Industries Holdings, Ltd.	6,966,000	3,095,543
* #	China Aoyuan Property Group, Ltd.	4,601,000	511,397
*	China Citic Bank	545,000	202,200
#	China Construction Bank Corp.	20,250,000	9,876,417
#	China COSCO Holdings Co., Ltd.	2,040,000	1,219,528
#	China Everbright, Ltd.	7,927,600	8,650,224
#	China Foods, Ltd.	15,871,200	5,291,168
*	China Grand Forestry Green Resources Group, Ltd.	17,534,000	632,287
#	China Green (Holdings), Ltd.	4,083,800	2,659,845
*	China Haidian Holdings, Ltd.	11,853,000	633,833
	China Insurance International Holdings Co., Ltd.	586,000	744,891
	China Life Insurance Co., Ltd.	9,000	23,688
#	China Life Insurance Co., Ltd. ADR	345,122	13,659,929
	China Mengniu Dairy Co., Ltd.	596,000	787,500
	China Merchants Holdings (International) Co., Ltd.	2,157,561	3,797,878
*	China Mining Resources Group, Ltd.	13,652,000	352,814
	China Mobile, Ltd.	4,500	40,508
#	China National Building Material Co., Ltd.	512,000	554,551
	China Nickel Resources Holding Co., Ltd.	1,350,000	122,218

4

	China Oilfield Services, Ltd.	1,002,000	786,772
	China Petroleum and Chemical Corp. (Sinopec)	46,000	24,798
#	China Petroleum and Chemical Corp. (Sinopec) ADR	136,520	7,380,271
#	China Pharmaceutical Group, Ltd.	15,432,000	4,691,360
*	China Properties Group, Ltd.	2,943,000	441,898
	China Rare Earth Holdings, Ltd.	15,901,000	1,439,395
#	China Resources Enterprise, Ltd.	6,024,000	8,666,410
*	China Resources Gas Group, Ltd.	264,200	87,591
	China Shenhua Energy Co., Ltd.	2,528,000	5,389,847
	China Shineway Pharmaceutical Group, Ltd.	141,000	79,104
	China Shipping Container Lines Co., Ltd.	33,216,700	5,277,724
#	China Shipping Development Co., Ltd.	894,000	866,634
*	China Southern Airlines Co., Ltd. ADR	23,250	183,908
	China State Construction International Holdings, Ltd.	3,410,000	527,980
	China Travel International Investment Hong Kong, Ltd.	21,415,000	3,254,524
	China Unicom Hong Kong, Ltd.	2,354,000	2,172,900
#	China Unicom Hong Kong, Ltd. ADR	4,191,992	38,524,407
	Chongqing Iron and Steel Co., Ltd.	1,880,000	487,544
	Citic Pacific, Ltd.	1,700,000	1,998,486
* #	CITIC Resources Holdings, Ltd.	13,006,000	1,364,522
#	CNPC Hong Kong, Ltd.	43,540,000	12,284,865
#	Comba Telecom Systems Holdings, Ltd.	8,141,600	1,944,678
	COSCO International Holdings, Ltd.	2,328,000	526,093
#	COSCO Pacific, Ltd.	19,902,000	17,802,739
*	Country Garden Holdings Co.	1,674,000	344,452
*	Dachan Food Asia, Ltd.	570,000	70,012
#	Dalian Port (PDA) Co., Ltd.	15,484,000	4,049,919
	Denway Motors, Ltd.	60,982,000	18,176,451
	Digital China Holdings, Ltd.	1,170,000	329,518
	Dongfang Electric Co., Ltd.	94,000	208,640
	Dongfeng Motor Corp.	43,066,000	14,970,840
#	Dynasty Fine Wines Group, Ltd.	9,796,600	1,424,722
* #	Fosun International	8,032,000	2,618,006
#	FU JI Food & Catering Services	1,055,000	480,788
#	Geely Automobile Holdings, Ltd.	43,871,900	3,229,026
	Global Bio-Chem Technology Group Co., Ltd.	27,227,400	3,923,931
#	Golden Eagle Retail Group, Ltd.	3,066,000	1,632,303
	GOME Electrical Appliances Holdings, Ltd.	3,928,000	567,348
	Great Wall Motor Co., Ltd.	3,555,000	1,230,428
*	Greentown China Holdings, Ltd.	2,916,000	1,049,607
#	Guangshen Railway Co., Ltd. Sponsored ADR	432,417	6,879,754
#	Guangzhou Investment Co., Ltd.	15,630,000	1,521,085
	Guangzhou Pharmaceutical Co., Ltd.	3,912,000	1,188,661
#	Guangzhou R&F Properties Co., Ltd.	1,939,200	1,578,823
#	Hainan Meilan International Airport Co., Ltd.	1,891,000	716,865
#	Harbin Power Equipment Co., Ltd.	6,500,000	4,545,194
#	Hengan International Group Co., Ltd.	369,000	1,227,631
* #	Hidili Industry International Development, Ltd.	4,722,000	1,545,812
	HKC (Holdings), Ltd.	10,066,000	562,051
	Hopson Development Holdings, Ltd.	812,000	470,048
	Hunan Non-Ferrous Metal Corp., Ltd.	5,694,000	686,577
* #	Intime Department Store Group Co., Ltd.	2,151,000	592,144

5

#	Jiangxi Copper Co., Ltd.	841,000	573,269
*	Ju Teng International Holdings, Ltd.	1,786,000	422,385
* #	KWG Property Holding, Ltd.	3,972,000	896,122
#	Lenovo Group, Ltd.	2,106,000	399,242
#	Li Ning Co., Ltd.	2,389,000	3,318,184
	Lianhua Supermarket Holdings Co., Ltd.	1,533,000	1,586,425
	Lingbao Gold Co., Ltd.	1,042,000	240,381
#	Lonking Holdings, Ltd.	1,505,000	692,361
#	Maanshan Iron and Steel Co., Ltd.	28,944,000	9,419,943
#	Mingyuan Medicare Development Co., Ltd.	4,861,900	228,037
	Minmetals Resources, Ltd.	2,840,000	393,055
* #	Minth Group, Ltd.	1,362,000	549,577
*	Nan Hai Corp., Ltd.	4,700,000	23,984
#	Neo-China Land Group (Holdings), Ltd.	9,446,000	6,200,489
#	Nine Dragons Paper Holdings, Ltd.	16,059,000	4,444,407
#	PetroChina Co., Ltd. ADR	32,000	2,360,640
* #	PICC Property and Casualty Co., Ltd.	5,992,000	2,701,098
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	4,678,002
#	Poly Hong Kong Investment, Ltd.	6,160,000	1,239,008
#	Qin Jia Yuan Media Services Co., Ltd.	1,389,000	251,166
	Qingling Motors Co., Ltd.	12,306,000	1,190,141
*	Qunxing Paper Holdings Co., Ltd.	240,000	49,324
* #	Semiconductor Manufacturing International Corp.	19,729,000	687,759
*	Semiconductor Manufacturing International Corp. ADR	892,564	1,535,210
#	Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	106,165
* #	Shanghai Electric Group Co., Ltd.	40,626,000	12,822,387
*	Shanghai Forte Land Co., Ltd.	4,814,000	706,505
	Shanghai Industrial Holdings, Ltd.	8,262,000	21,053,968
	Shanghai Prime Machinery Co., Ltd.	2,520,000	268,587
	Shenzhen International Holdings, Ltd.	26,890,000	1,127,645
	Shenzhen Investment, Ltd.	7,736,000	1,316,406
	Shenzhou International Group	2,012,000	361,910
#	Shimao Property Holdings, Ltd.	14,652,000	9,415,097
#	Shougang Concord International Enterprises Co., Ltd.	10,004,000	1,022,770
	Shui On Land, Ltd.	10,203,000	2,586,182
*	Sichuan Xinhua Winshare Chainstore Co., Ltd.	1,549,000	368,239
* #	Sino Union Petroleum & Chemical International, Ltd.	6,320,000	570,429
#	Sinofert Holdings, Ltd.	1,390,000	786,453
	Sinolink Worldwide Holdings, Ltd.	6,158,000	406,746
* #	Sino-Ocean Land Holdings, Ltd.	15,686,500	7,791,836
	Sinopec Kantons Holdings, Ltd.	9,174,300	1,145,467
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	195,172	4,467,487
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	26,304,000	2,695,809
	Sinotrans, Ltd.	27,700,000	4,434,149
	Skyworth Digital Holdings, Ltd.	4,444,000	279,701
	SRE Group, Ltd.	9,996,000	684,060
*	TCL Multimedia Technology Holdings, Ltd.	1,986,600	289,500
	Tian An China Investments	7,396,000	1,811,913
* #	Tianjin Port Development Holdings, Ltd.	2,496,000	541,792
	TPV Technology, Ltd.	3,306,000	740,187
#	Travelsky Technology, Ltd.	8,035,000	3,134,592
#	Tsingtao Brewery Co., Ltd.	194,000	367,854

6

*	Vinda International Holdings, Ltd.	1,240,000	370,443
* #	Wasion Group Holdings, Ltd.	768,000	197,968
	Weichai Power Co., Ltd.	97,600	186,650
	Weiqiao Textile Co., Ltd.	418,500	124,178
	Xiamen International Port Co., Ltd.	3,272,000	319,631
*	Xingda International Holdings, Ltd.	2,176,000	239,377
* #	Xinjiang Xinxin Mining Industry Co., Ltd.	3,674,000	905,918
* #	Xinyu Hengdeli Holdings, Ltd.	1,140,000	152,263
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	581,500	3,779,750
	Zijin Mining Group Co., Ltd.	2,610,000	1,372,213

TOTAL — CHINA			479,417,423

CZECH REPUBLIC — (0.4%)
COMMON STOCKS — (0.4%)
	CEZ A.S.	74,076	2,525,258
	Komercni Banka A.S.	12,022	1,327,439
	Phillip Morris CR A.S.	954	272,602
	Telefonica 02 Czech Republic A.S.	512,050	9,542,056
	Unipetrol A.S.	1,050,841	6,131,400

TOTAL — CZECH REPUBLIC			19,798,755

HUNGARY — (1.5%)
COMMON STOCKS — (1.5%)
*	Danubius Hotel & Spa NYRT	136,180	2,603,675
	Egis Gyogyszergyar NYRT	53,017	2,648,207
*	Fotex Holding SE Co., Ltd.	913,849	1,216,950
#	MOL Hungarian Oil & Gas NYRT	953,228	36,952,320
* #	OTP Bank NYRT	1,820,555	18,038,717
* #	Pannonplast NYRT	536,826	1,610,859
* #	Synergon Information Systems	75,249	130,524
#	Tiszai Vegyi Kombinat NYRT	237,913	2,502,038
	Zwack Unicum NYRT	387	21,368

TOTAL — HUNGARY			65,724,658

INDIA — (9.4%)
COMMON STOCKS — (9.4%)
*	Abhishek Industries, Ltd.	92,524	13,310
	Adani Enterprises, Ltd.	565,071	3,211,288
	Aditya Birla Nuvo, Ltd.	227,932	2,159,753
	Adlabs Films, Ltd.	86,755	295,395
	Aftek, Ltd.	420,648	75,509
*	Agro Tech Foods, Ltd.	136,705	280,423
	Alembic, Ltd.	619,600	390,396
*	Allahabad Bank, Ltd.	873,449	865,796
	Alok Industries, Ltd.	736,832	231,493
	Ambuja Cements, Ltd.	3,753,732	5,339,554
	Amtek Auto, Ltd.	390,027	400,374
*	Andhra Bank	49,000	54,557

7

	Apollo Hospitals Enterprise, Ltd.	153,288	1,249,874
	Apollo Tyres, Ltd.	1,676,970	595,620
*	Arvind Mills, Ltd.	1,330,891	378,439
	Ashapura Minechem, Ltd.	36,874	15,482
	Ashok Leyland, Ltd.	5,310,668	1,507,292
	Asian Hotels, Ltd.	2,100	10,203
	Aurobindo Pharma, Ltd.	254,670	821,579
	Avaya GlobalConnect, Ltd.	21,933	31,046
	Axis Bank, Ltd.	460,561	4,006,205
	Bajaj Auto Finance, Ltd.	90,482	106,831
	Bajaj Auto, Ltd.	66,284	631,782
	Bajaj Finserv, Ltd.	66,284	230,161
	Bajaj Hindusthan, Ltd.	796,167	923,925
	Bajaj Holdings and Investment, Ltd.	108,284	499,577
	Balaji Telefilms, Ltd.	204,578	183,510
	Ballarpur Industries, Ltd.	2,658,186	790,857
	Balmer Lawrie & Co., Ltd.	48,430	216,464
	Balrampur Chini Mills, Ltd.	1,479,344	1,782,188
	Bank of Maharashtra, Ltd.	410,000	189,372
	Bank of Rajasthan, Ltd.	527,425	389,282
	Bata India, Ltd.	98,732	175,865
	BEML, Ltd.	118,129	808,433
*	Bengal and Assam Co., Ltd. - Private C	9,237	7,904
	Bharat Forge, Ltd.	753,769	1,288,625
	Bharati Shipyard, Ltd.	30,210	38,763
	Bhushan Steel & Strips, Ltd.	146,706	850,955
	Biocon, Ltd.	558,142	1,149,161
	Blue Star Infotech, Ltd.	12,900	12,636
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	191,738
*	Bombay Rayon Fashions, Ltd.	178,000	380,611
	Cadila Healthcare, Ltd.	19,500	97,946
*	Cairn India, Ltd.	2,162,402	7,179,087
*	Carnation Nutral Analogue Foods, Ltd.	5,200	7,847
	Century Enka, Ltd.	133,495	139,869
	Century Textiles & Industries, Ltd.	257,091	866,754
	Chambal Fertilizers & Chemicals, Ltd.	1,204,565	933,601
*	Chi Investments, Ltd.	34,117	10,725
	Cholamandalam DBS Finance, Ltd.	477	332
	City Union Bank, Ltd.	839,100	227,923
	Clariant Chemicals (India), Ltd.	2,398	7,149
	Coromandel Fertilisers, Ltd.	136,536	297,597
	Cranes Software International, Ltd.	313,759	469,613
	Cummins India, Ltd.	50,000	169,819
	Dalmia Cement (Bharat), Ltd.	28,800	45,481
	DCM Shriram Consolidated, Ltd.	210,988	114,274
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	422,322
*	Dish TV (India), Ltd.	617,884	251,734
	D-Link (India), Ltd.	118,369	94,744
	Dr. Reddy’s Laboratories, Ltd.	617,398	5,621,100
	E.I.D. - Parry (India), Ltd.	357,212	1,023,953
	Eicher Motors, Ltd.	28,098	124,887
	EIH, Ltd.	894,287	1,771,309

8

	Elder Pharmaceuticals, Ltd.	97,715	445,413
	Electrosteel Casings, Ltd.	513,690	156,329
	Elgi Equipments, Ltd.	174,405	109,596
*	Escorts, Ltd.	388,991	288,851
	Essel Propack, Ltd.	442,637	122,820
*	Eveready Industries (India), Ltd.	351,390	112,278
	Everest Industries, Ltd.	23,275	24,705
	Exide Industries, Ltd.	1,150,517	946,294
	FAG Bearings (India), Ltd.	500	2,279
	FDC, Ltd.	179,858	102,452
	Federal Bank, Ltd.	1,171,612	3,301,384
	Financial Technologies (India), Ltd.	58,801	567,000
	Finolex Cables, Ltd.	537,055	216,829
	Finolex Industries, Ltd.	695,629	400,883
*	Fortis Healthcare, Ltd.	89,085	117,094
	Gammon India, Ltd.	377,404	491,206
	Garden Silk Mills, Ltd.	52,000	34,201
	Geometric, Ltd.	73,022	26,382
	Gitanjali Gems, Ltd.	236,343	238,649
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	66,353
	Godrej Industries, Ltd.	106,644	137,553
*	Goetze (India), Ltd.	9,785	7,184
	Graphite India, Ltd.	89,000	50,666
	Great Eastern Shipping Co., Ltd.	645,773	2,227,081
	Great Offshore, Ltd.	162,012	787,677
	GTL, Ltd.	525,227	2,367,441
	Gujarat Alkalies & Chemicals, Ltd.	421,803	567,007
	Gujarat Fluorochemicals, Ltd.	101,490	126,142
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	755,737
	Gujarat State Fertilizers & Chemicals, Ltd.	455,889	807,017
	H.E.G., Ltd.	129,459	276,692
	HCL Infosystems, Ltd.	241,500	434,308
	HCL Technologies, Ltd.	543,480	1,269,920
	HDFC Bank, Ltd.	241,906	4,490,138
	Hexaware Technologies, Ltd.	76,915	31,141
*	Himachal Futuristic Communications, Ltd.	504,605	82,561
*	Himatsingka Seide, Ltd.	137,216	64,722
	Hinduja Global Solutions, Ltd.	65,909	175,816
	Hinduja Ventures, Ltd.	65,909	164,162
	Hindustan Construction Co., Ltd.	1,016,128	904,237
*	Hindustan Motors, Ltd.	383,680	95,238
	Hindustan Sanitaryware & Industries, Ltd.	24,608	14,954
	Hotel Leelaventure, Ltd.	1,357,335	495,150
	ICI India, Ltd.	47,767	391,351
#	ICICI Bank, Ltd. Sponsored ADR	2,716,380	44,765,942
	IDBI Bank, Ltd.	2,221,659	2,557,518
	India Cements, Ltd.	2,016,703	4,142,857
	India Glycols, Ltd.	115,658	132,638
	Indiabulls Financial Services, Ltd.	407,234	906,840
	Indiabulls Securities, Ltd.	6,234	2,798
	Indian Hotels Co., Ltd.	3,531,468	2,864,444
	Indian Oil Corp., Ltd.	8,798	79,531

9

	Indo Rama Synthetics (India), Ltd.	202,314	55,633
	Indoco Remedies, Ltd.	500	1,188
	IndusInd Bank, Ltd.	1,771,067	1,184,386
	INEIS ABS India, Ltd.	32,052	53,397
	Infrastructure Development Finance Co., Ltd.	5,309,800	6,165,575
	Ipca Laboratories, Ltd.	94,786	665,986
	IVRCL Infrastructures & Projects, Ltd.	1,327,877	2,915,530
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	277,484
	Jaiprakash Associates, Ltd.	363,710	554,990
	Jammu & Kashmir Bank, Ltd.	222,503	1,315,464
	JBF Industries, Ltd.	35,983	23,953
*	Jet Airways (India), Ltd.	244,572	881,848
	Jindal Poly Films, Ltd.	21,594	124,484
	Jindal Saw, Ltd.	214,754	830,294
	Jindal Steel & Power, Ltd.	566,145	11,827,297
	JK Tyre and Industries, Ltd.	158,673	114,934
	JSL, Ltd.	726,612	555,310
	JSW Steel, Ltd.	1,091,845	4,628,462
	Jubilant Organosys, Ltd.	139,688	338,896
	Karnataka Bank, Ltd.	281,428	405,523
	Karur Vysya Bank, Ltd.	87,485	376,893
	Kesoram Industries, Ltd.	204,223	472,560
	Kirloskar Oil Engines, Ltd.	458,360	323,781
	Lakshmi Machine Works, Ltd.	3,835	40,260
*	Landmark Property Development Co., Ltd.	246,234	18,384
	LIC Housing Finance, Ltd.	423,699	1,911,920
	Maharashtra Scooters, Ltd.	13,612	18,499
	Maharashtra Seamless, Ltd.	54,843	139,888
	Mahindra & Mahindra, Ltd.	1,160,380	7,023,307
	Mahindra Lifespace Developers, Ltd.	92,412	239,826
	Maruti Suzuki India, Ltd.	544,780	6,271,209
	Mastek, Ltd.	83,250	241,798
*	Matrix Laboratories, Ltd.	490,684	852,702
*	MAX India, Ltd.	3,100	7,142
	Megasoft, Ltd.	60,998	19,558
	Mercator Lines, Ltd.	1,304,126	723,303
	Merck, Ltd.	29,241	183,725
	MIRC Electronics, Ltd.	229,924	42,460
	Mirza International, Ltd.	5,000	998
	Monnet Ispat, Ltd.	85,565	243,695
	Monsanto India, Ltd.	1,817	47,641
	Moser Baer (India), Ltd.	1,516,872	1,946,040
	Mphasis, Ltd.	292,087	880,458
	MRF, Ltd.	17,453	599,518
	Mukand, Ltd.	379,410	163,692
	Mukta Arts, Ltd.	30,300	26,968
	Nagarjuna Construction Co., Ltd.	1,257,751	1,305,227
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	427,602
	Nahar Capital & Financial Services, Ltd.	51,549	21,300
	Nahar Spinning Mills, Ltd.	51,549	21,861
	Navneet Publications (India), Ltd.	118,740	97,563
	NIIT Technologies, Ltd.	190,440	206,220

10

	NIIT, Ltd.	149,557	66,812
	Nirma, Ltd.	286,992	567,949
	NOCIL, Ltd.	981,740	230,809
	OCL India, Ltd.	82,078	82,871
*	OCL Iron & Steel, Ltd.	246,234	19,587
	Omax Autos, Ltd.	64,810	22,175
*	Oracle Financial Services	27,422	336,773
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	649,414
	Orient Paper and Industries, Ltd.	53,000	22,613
	Panacea Biotec, Ltd.	39,063	40,982
	Patel Engineering, Ltd.	17,847	52,881
	Patni Computer Systems, Ltd.	315,650	789,361
*	Patni Computer Systems, Ltd. ADR	39,467	219,042
	Petronet LNG, Ltd.	1,980,242	1,476,044
	Polaris Software Lab, Ltd.	396,842	391,548
	Prism Cements, Ltd.	358,139	122,839
	PSL, Ltd.	62,792	90,764
	PTC India, Ltd.	745,548	1,012,553
*	Punj Lloyd, Ltd.	743,216	1,414,135
	Punjab Tractors, Ltd.	72,971	142,385
	Rain Commodities, Ltd.	215,083	287,968
	Rallis India, Ltd.	15,926	122,160
	Raymond, Ltd.	311,315	573,697
	REI Agro, Ltd.	117,408	1,351,993
*	Rei Six Ten Retail, Ltd.	88,056	—
	Reliance Capital, Ltd.	339,307	2,867,957
	Reliance Communications, Ltd.	4,454,118	15,275,665
	Reliance Industries, Ltd.	4,888,665	130,557,752
*	Reliance Natural Resources, Ltd.	3,800,245	3,940,653
	Rico Auto Industries, Ltd.	160,452	27,545
	Rolta India, Ltd.	643,272	1,202,269
	Ruchi Soya Industries, Ltd.	966,355	452,081
*	SEAMEC, Ltd.	51,335	41,693
	Sesa Goa, Ltd.	174,000	297,185
	Shriram Transport Finance Co., Ltd.	105,855	398,455
*	Sicagen India, Ltd.	3,414	272
*	Sical Logistics, Ltd.	3,414	1,661
	SKF India, Ltd.	15,701	43,653
	Sona Koyo Steering Systems, Ltd.	118,568	19,077
	Sonata Software, Ltd.	457,576	149,059
	South India Bank, Ltd.	274,218	279,656
	SREI Infrastructure Finance, Ltd.	645,356	462,348
	SRF, Ltd.	266,306	348,880
*	State Bank of India	339,946	7,900,807
	Sterlite Industries (India), Ltd. ADR	16,200	86,670
	Sterlite Industries (India), Ltd. Series A	1,436,564	7,956,075
	Sterlite Technologies, Ltd.	274,890	354,762
*	Strides Arcolab, Ltd.	126,300	179,037
	Subros, Ltd.	73,890	22,420
	Sundram Fastners, Ltd.	38,520	11,673
	Supreme Petrochem, Ltd.	101,631	22,315
	Suzlon Energy, Ltd.	2,000,000	1,902,538
	Swaraj Engines, Ltd.	14,132	29,514

11

	Syndicate Bank	1,422,728	1,761,495
	Tata Chemicals, Ltd.	763,975	2,372,861
	Tata Communications, Ltd. ADR	20,500	368,795
	Tata Investment Corp., Ltd.	57,960	260,474
	Tata Metaliks, Ltd.	26,681	40,069
	Tata Motors, Ltd.	405,012	1,218,298
#	Tata Motors, Ltd. Sponsored ADR	235,382	950,943
	Tata Steel, Ltd.	2,285,578	8,512,670
	Tata Tea, Ltd.	257,458	3,160,555
*	Teledata Marine Solutions, Ltd.	267,258	187,266
*	Teledata Technology Solution	267,258	187,266
	Trent, Ltd.	14,497	92,738
	Triveni Engineering & Industries, Ltd.	240,000	254,408
	Tube Investments of India, Ltd.	486,775	329,812
	TVS Motor Co., Ltd.	1,082,101	362,511
	Ucal Fuel Systems, Ltd.	24,245	14,672
	Unichem Laboratories, Ltd.	64,206	195,946
	United Phosphorus, Ltd.	530,310	1,000,657
	Usha Martin, Ltd.	1,017,075	481,303
*	Uttam Galva Steels, Ltd.	305,386	209,263
	Vardhman Textiles, Ltd.	88,383	103,981
	Varun Shipping Co.	549,032	519,135
	Videocon Industries, Ltd.	126,483	237,090
	Videsh Sanchar Nigam, Ltd.	727,705	6,627,561
*	Welspun India, Ltd.	37,142	12,183
	Welspun-Gujarat Stahl Rohren, Ltd.	824,452	1,173,262
*	Wire & Wireless India, Ltd.	434,815	86,513
	Wockhardt, Ltd.	186,126	386,807
	Wyeth, Ltd.	6,540	56,329
	Zee Entertainment Enterprises, Ltd.	1,795,929	3,989,873
	Zee News, Ltd.	726,155	461,087
	Zensar Technologies, Ltd.	68,072	95,559
	Zuari Industries, Ltd.	127,958	356,317
TOTAL COMMON STOCKS			411,411,113

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	65,713
	Tata Steel, Ltd.	1,714,184	943,701
TOTAL PREFERRED STOCKS			1,009,414

TOTAL — INDIA			412,420,527

INDONESIA — (1.9%)
COMMON STOCKS — (1.9%)
*	PT Agis Tbk	2,012,000	9,060
*	PT Apac Citra Centretex Tbk	774,000	3,401
	PT Asahimas Flat Glass Tbk	5,333,500	571,349
	PT Astra Agro Lestari Tbk	456,500	428,564
	PT Astra Graphia Tbk	22,838,000	394,282
	PT Astra International Tbk	10,165,900	11,428,976
*	PT Bakrie & Brothers Tbk	98,676,250	433,551

12

*	PT Bakrieland Development Tbk	162,850,250	844,312
	PT Bank Central Asia Tbk	9,100,000	2,159,752
	PT Bank Danamon Indonesia Tbk	13,450,000	2,634,555
*	PT Bank Pan Indonesia Tbk	122,107,326	5,578,539
	PT Bank Rakyat Indonesia Tbk	3,070,000	1,201,590
	PT Berlian Laju Tanker Tbk	52,474,300	2,159,857
	PT Bhakti Investama Tbk	57,723,175	825,779
	PT Budi Acid Jaya Tbk	22,530,000	244,838
*	PT Central Proteinaprima Tbk	9,800,000	42,294
*	PT Charoen Pokphand Indonesia Tbk	31,047,166	1,168,974
*	PT Ciputra Surya Tbk	17,718,000	316,358
*	PT Clipan Finance Indonesia Tbk	12,461,000	156,315
*	PT Davomas Adabi Tbk	139,739,500	768,242
*	PT Dynaplast Tbk	3,040,000	195,009
*	PT Energi Mega Persada Tbk	7,300,000	43,221
*	PT Ever Shine Textile Tbk	19,347,215	99,456
*	PT Global Mediacom Tbk	3,542,000	51,985
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	3,615,500	1,701,071
*	PT Hero Supermarket Tbk	220,000	77,329
	PT Indocement Tunggal Prakarsa Tbk	2,096,000	818,086
	PT Indofood Sukses Makmur Tbk	43,605,000	3,688,919
	PT Indo-Rama Synthetics Tbk	9,627,320	395,310
	PT International Nickel Indonesia Tbk	38,454,000	8,172,823
	PT Jaya Real Property Tbk	25,528,000	1,121,683
	PT Kalbe Farma Tbk	30,353,500	1,221,149
	PT Lautan Luas Tbk	2,102,000	94,325
*	PT Lippo Karawaci Tbk	73,163,250	5,326,195
	PT Matahari Putra Prima Tbk	35,296,900	1,728,839
	PT Mayorah Indah Tbk	8,807,572	768,112
*	PT Medco Energi International Tbk	29,284,000	4,302,435
	PT Mitra Adiperkasa Tbk	3,033,000	89,760
*	PT Modern Photo Tbk	1,266,500	19,476
*	PT Panasia Indosyntec Tbk	403,200	14,172
*	PT Panin Insurance Tbk	30,688,500	464,275
*	PT Panin Life Tbk	56,523,500	364,560
*	PT Petrosea Tbk	76,000	27,819
*	PT Polychem Indonesia Tbk	14,413,500	78,928
	PT Ramayana Lestari Sentosa Tbk	3,531,500	141,328
	PT Samudera Indonesia Tbk	415,500	98,303
	PT Selamat Semp Tbk	10,624,000	336,084
	PT Semen Gresik Tbk	55,534,910	16,656,285
	PT Sinar Mas Agro Resources & Technology Tbk	8,060,400	1,232,954
*	PT Sumalindo Lestari Jaya Tbk	1,026,000	21,597
	PT Summarecon Agung Tbk	16,091,000	222,139
*	PT Sunson Textile Manufacturer Tbk	6,012,000	132,074
*	PT Suparma Tbk	6,395,345	49,835
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	32,619
*	PT Suryainti Permata Tbk	17,378,000	250,556
	PT Tigaraksa Satria Tbk	718,200	16,409
	PT Timah Tbk	7,800,000	729,281

13

	PT Trimegah Sec Tbk	34,298,000	265,222
	PT Tunas Ridean Tbk	11,363,500	535,324
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	851,490
	PT Unggul Indah Cahaya Tbk	371,435	90,574
	PT United Tractors Tbk	2,573,666	1,124,736

TOTAL — INDONESIA			85,022,335

ISRAEL — (2.2%)
COMMON STOCKS — (2.2%)
*	Afcon Industries, Ltd.	1,451	7,144
	Africa Israel Industries, Ltd.	9,037	251,273
	Africa-Israel Investments, Ltd.	224,292	1,647,035
*	Alvarion, Ltd.	311,482	1,049,648
	Analyst IMS Investment Management Services, Ltd.	16,192	42,372
	Ashtrom Properties, Ltd.	171,400	103,693
*	AudioCodes, Ltd.	23,091	38,621
	Azorim Investment Development & Construction Co., Ltd.	294,564	487,506
*	Bank Hapoalim B.M.	10,777,156	19,409,009
	Bank Leumi Le-Israel	11,419,535	20,798,805
	Bank of Jerusalem, Ltd.	71,150	68,546
*	Baran Group, Ltd.	106,344	298,924
	Clal Industries, Ltd.	984,961	2,058,059
	Clal Insurance Enterprise Holdings, Ltd.	97,670	571,125
*	Danya Cebus, Ltd.	23,610	31,599
	Delek Automotive Systems, Ltd.	11,121	60,549
*	Delta-Galil Industries, Ltd.	96,180	141,250
	Dexia Isreal, Ltd.	1,050	65,489
	Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	35,473
	Discount Investment Corp.	279,027	2,432,920
	Elbit Medical Imaging, Ltd.	141,338	1,803,528
	Electra (Israel), Ltd.	15,789	875,071
*	Elron Electronic Industries, Ltd.	323,982	484,265
*	Feuchtwanger Investments, Ltd.	10,500	31
*	First International Bank of Israel, Ltd. (6123804)	470,714	595,147
*	First International Bank of Israel, Ltd. (6123815)	289,898	1,776,653
	Formula Systems, Ltd.	91,685	370,069
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	258,127
*	Hadera Paper, Ltd.	24,328	774,131
*	Hamlet (Israel-Canada), Ltd.	16,333	39,270
*	Harel Insurance Investments & Finances, Ltd.	44,708	987,005
	IBI Investment House, Ltd.	6,245	22,889
	IDB Development Corp., Ltd. Series A	148,779	1,369,334
	Industrial Building Corp., Ltd.	922,044	1,195,997
*	Israel Cold Storage & Supply Co., Ltd.	7,000	32,010
*	Israel Petrochemical Enterprises, Ltd.	225,343	349,396
*	Israel Steel Mills, Ltd.	97,000	929
	Ituran Location & Control, Ltd.	24,162	199,415
*	Jerusalem Oil Exploration, Ltd.	27,096	209,367
*	Kardan Israel, Ltd.	2,237	2,282
*	Knafaim Arkia Holdings, Ltd.	117,857	539,660

14

*	Koor Industries, Ltd.	146,769	1,412,507
	Leader Holding & Investments, Ltd.	197,439	57,438
	Liberty Properties, Ltd.	3,457	45,782
*	Magal Security Systems, Ltd.	18,398	103,264
	Makhteshim-Agan Industries, Ltd.	123,160	384,871
*	Menorah Mivtachim Holdings, Ltd.	117,299	598,211
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	44,080
	Middle East Tube Co., Ltd.	18,000	20,871
	Migdal Insurance Holdings, Ltd.	593,144	483,560
*	Miloumor, Ltd.	97,997	6,260
*	Minrav Holdings, Ltd.	2,000	64,515
*	Mivtach Shamir Holdings, Ltd.	26,586	311,233
*	Naphtha Israel Petroleum Corp.	125,444	226,672
*	NICE Systems, Ltd. Sponsored ADR	78,714	1,510,522
*	Nisko Industries, Ltd.	5,929	7,990
*	OCIF Investments and Development, Ltd.	14,180	45,033
	Oil Refineries, Ltd.	11,090,509	2,633,426
	Ormat Industries, Ltd.	113,997	830,957
*	RADVision, Ltd.	54,061	251,579
*	Retalix, Ltd.	235,506	1,316,679
	Scailex Corp., Ltd.	416,611	2,987,259
*	Suny Electronic, Ltd.	90,241	161,259
	Super-Sol, Ltd. Series B	780,479	2,447,522
*	Team Computer & Systems, Ltd.	6,937	108,610
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	232,428	9,634,141
*	The Israel Land Development Co., Ltd.	176,934	316,516
*	Union Bank of Israel, Ltd.	364,943	659,596
	United Mizrahi Bank, Ltd.	1,812,903	8,369,282
	Urdan Industries, Ltd.	526,698	184,922

TOTAL — ISRAEL			96,708,173

MALAYSIA — (4.1%)
COMMON STOCKS — (4.1%)
	A&M Realty Berhad	854,200	86,426
	Affin Holdings Berhad	9,611,900	3,555,499
*	Airasia Berhad	2,630,000	633,636
	Alliance Financial Group Berhad	5,187,100	2,694,806
	Aluminum Co. of Malaysia Berhad	250,000	58,608
*	AMBD Berhad	2,782,700	80,256
	AMMB Holdings Berhad	19,788,662	12,432,248
	Ancom Berhad	413,437	59,347
	Ann Joo Resources Berhad	1,178,400	372,841
	APM Automotive Holdings Berhad	1,024,700	430,375
	Apollo Food Holdings Berhad	198,400	128,906
*	Asas Dunia Berhad	524,700	82,134
*	Asia Pacific Land Berhad	5,644,300	381,539
	Asiatic Development Berhad	1,918,900	2,059,891
	Bandar Raya Developments Berhad	3,669,100	1,081,721
	Batu Kawan Berhad	2,291,250	5,432,783
	Berjaya Corp. Berhad	15,278,880	2,162,774
	Berjaya Land Berhad	3,273,000	2,920,153

15

	Bernas Padiberas Nasional Berhad	4,690,300	1,639,511
	Bimb Holdings Berhad	1,544,700	356,447
	Bina Darulaman Berhad	118,000	19,626
*	Binaik Equity Berhad	149,800	26,006
	Bolton Properties Berhad	1,277,400	280,658
	Boustead Holdings Berhad	3,193,400	2,779,293
	Cahya Mata Sarawak Berhad	1,401,400	443,008
	Chemical Co. of Malaysia Berhad	311,000	187,147
	Chin Teck Plantations Berhad	296,600	487,337
	Choo Bee Metal Industries Berhad	339,700	113,054
*	Country Heights Holdings Berhad	174,000	34,487
	Cycle & Carriage Bintang Berhad	249,800	135,980
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	171,929
	DNP Holdings Berhad	1,431,800	277,546
	DRB-Hicom Berhad	7,715,700	1,602,166
	Eastern & Oriental Berhad (6468754)	1,863,766	313,165
	Eastern & Oriental Berhad (B19ZLW1)	283,149	66,912
	Eastern Pacific Industrial Corp. Berhad	497,700	129,410
	ECM Libra Avenue Berhad	6,220,730	649,286
	EON Capital Berhad	1,707,807	1,626,061
	Esso Malaysia Berhad	905,500	539,952
	Far East Holdings Berhad	388,800	546,315
	Focal Aims Holdings Berhad	424,000	23,800
*	Fountain View Development Berhad	2,573,200	156,924
	Gamuda Berhad	9,077,000	4,726,060
	General Corp. Berhad	1,681,400	291,466
	Globetronics Technology Berhad	360,000	14,900
	Glomac Berhad	1,609,100	220,048
	Gold Is Berhad	1,598,600	593,797
*	Golden Plus Holdings Berhad	201,000	44,191
	Gopeng Berhad	273,900	49,728
	Grand United Holdings Berhad	1,387,700	163,173
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	110,739
	Hap Seng Consolidated Berhad	1,779,200	1,051,382
	Hong Leong Financial Group Berhad	1,249,437	1,558,203
	Hong Leong Industries Berhad	1,225,800	1,160,758
	Hume Industries (Malaysia) Berhad	537,667	443,116
	Hunza Properties Berhad	1,033,300	353,513
	Hwang-DBS (Malaysia) Berhad	908,700	273,623
	IGB Corp. Berhad	10,387,600	4,137,639
	IJM Corp. Berhad	5,666,500	5,264,168
*	IJM Land Berhad	742,900	147,077
	IJM Plantations Berhad	115,400	65,666
*	Insas Berhad	3,779,000	311,020
	Integrated Logistics Berhad	1,222,800	176,109
*	IOI Properties Berhad	27,200	16,690
*	Jaks Resources Berhad	3,438,000	407,422
	Jaya Tiasa Holdings Berhad	1,185,135	554,311
	Jerneh Asia Berhad	425,120	115,449
	K & N Kenanga Holdings Berhad	2,209,100	255,932

16

*	Karambunai Corp. Berhad	6,839,800	102,503
	Keck Seng (Malaysia) Berhad	1,663,400	1,356,223
	Kian Joo Can Factory Berhad	3,566,680	1,142,838
*	KIG Glass Industrial Berhad	260,000	2,162
	Kim Hin Industry Berhad	453,800	113,843
	Kim Loong Resources Berhad	324,800	143,944
	KLCC Property Holdings Berhad	5,409,000	4,327,318
	Knusford Berhad	153,300	33,996
	KPJ Healthcare Berhad	1,570,300	1,110,268
	KrisAssets Holdings Berhad	250,377	189,994
	KSL Holdings Berhad	189,466	32,023
	Kuala Lumpur Kepong Berhad	1,700,050	4,658,141
*	Kub Malaysia Berhad	5,214,000	376,717
	Kuchai Development Berhad	345,600	57,720
	Kulim Malaysia Berhad	1,954,925	2,634,955
*	Kumpulan Europlus Berhad	1,702,900	103,051
	Kumpulan Fima Berhad	585,100	65,842
*	Kumpulan Hartanah Selangor Berhad	520,000	50,290
*	Kwantas Corp. Berhad	246,000	117,004
*	Land & General Berhad	14,452,000	692,493
	Landmarks Berhad	1,497,200	333,376
*	LBS Bina Group Berhad	1,607,000	108,293
	Leader Universal Holdings Berhad	5,383,033	627,447
	Leong Hup Holdings Berhad	1,469,800	332,070
*	Lien Hoe Corp. Berhad	1,997,150	63,566
*	Lion Corp Berhad	2,717,500	149,079
	Lion Diversified Holdings Berhad	1,682,500	153,936
*	Lion Forest Industries Berhad	579	54
	Lion Industries Corp. Berhad	4,734,381	838,878
*	MAA Holdings Berhad	888,700	113,963
	Malaysia Building Society Berhad	419,000	90,145
	Malaysian Airlines System Berhad	437,067	342,547
	Malaysian Bulk Carriers Berhad	1,552,725	1,088,700
	Malaysian Mosaics Berhad	354,240	70,727
	Malaysian Resources Corp. Berhad	4,575,700	999,112
	Marco Holdings Berhad	1,710,000	45,934
	MBM Resources Berhad	487,533	311,561
*	Measat Global Berhad	377,500	108,133
	Mega First Corp. Berhad	1,101,700	240,832
	Melewar Industrial Group Berhad	1,253,300	161,740
	Merge Housing Berhad	58,952	8,471
	Metro Kajang Holdings Berhad	535,333	119,247
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	60,402
	MISC Berhad	275,200	643,870
	MK Land Holdings Berhad	6,778,500	296,658
	MMC Corp. Berhad	6,757,679	2,463,316
	MNRB Holdings Berhad	1,150,800	968,751
	MTD ACPI Engineering Berhad	2,193,100	210,509
	Muda Holdings Berhad	706,000	117,352
	Muhibbah Engineering Berhad	748,000	210,800
	MUI Properties Berhad	1,314,000	40,116

17

*	Mulpha International Berhad	11,256,500	1,245,209
	Multi-Purpose Holdings Berhad	1,974,000	574,341
	MWE Holdings Berhad	458,000	97,621
*	Narra Industries Berhad	154,200	15,067
	NCB Holdings Berhad	2,381,700	1,563,147
	Negri Sembilan Oil Palms Berhad	167,600	164,157
	New Straits Times Press (Malaysia) Berhad	1,751,100	498,241
	NV Multi Corp. Berhad	671,800	89,974
	Nylex (Malaysia) Berhad	386,320	56,030
	OKS Property Holdings Berhad	1,338,741	129,407
	Oriental Holdings Berhad	3,021,116	4,148,256
	Oriental Interest Berhad	170,000	43,354
	OSK Holdings Berhad	4,969,618	1,349,001
	OSK Ventures Interantional Berhad	66,000	10,809
	P.I.E. Industrial Berhad	323,600	338,765
	Pacific & Orient Berhad	283,365	77,341
*	Pan Malaysia Cement Works Berhad	1,271,800	34,576
	Panasonic Manufacturing Malaysia Berhad	339,180	967,975
*	Paracorp Berhad	252,000	699
	Paramount Corp. Berhad	203,900	107,896
	Parkson Holdings Berhad	2,263,990	2,023,418
	PBA Holdings Berhad	1,502,500	363,965
	Pelikan International Corp. Berhad	148,680	46,222
*	Permaju Industries Berhad	1,714,300	158,021
	Petronas Dagangan Berhad	970,900	1,973,537
	PJ Development Holdings Berhad	2,768,800	332,284
	PK Resources Berhad	5,300	955
	Pos Malaysia & Services Holdings Berhad	3,533,817	1,976,340
	PPB Group Berhad	6,759,566	17,623,745
*	Prime Utilities Berhad	46,000	1,275
	Protasco Berhad	282,200	43,061
	Proton Holdings Berhad	3,581,500	1,693,658
*	Pulai Springs Berhad	159,800	52,270
*	Ramunia Holdings Berhad	2,434,736	229,511
	Ranhill Berhad	3,416,600	765,884
	RHB Capital Berhad	3,710,800	3,755,412
*	Salcon Berhad	574,000	61,366
*	Sapura Resources Berhad	286,800	12,720
	Sarawak Energy Berhad	4,695,700	2,587,179
	Sarawak Oil Palms Berhad	391,820	221,106
	Scientex, Inc. Berhad	645,048	172,427
	Scomi Group Berhad	3,180,000	285,472
	Selangor Dredging Berhad	1,312,700	144,067
	Shangri-La Hotels (Malaysia) Berhad	738,000	346,176
	Shell Refining Co. Federation of Malaysia Berhad	217,100	520,355
	SHL Consolidated Berhad	1,008,700	332,738
	Southern Acids (Malaysia) Berhad	44,000	17,563
	Southern Steel Berhad	865,300	319,133
	Store Corp. Berhad	124,630	91,925
*	Subur Tiasa Holdings Berhad	460,530	208,488
*	Sunrise Berhad	1,538,784	554,502
*	Sunway City Berhad	2,358,700	1,038,787

18

	Sunway Holdings Berhad	3,977,900	740,302
	Suria Capital Holdings Berhad	590,800	124,516
	Symphony House Berhad	510,960	26,656
	TA Enterprise Berhad	9,783,100	1,651,709
	Tahp Group Berhad	27,000	20,507
*	Talam Corp. Berhad	5,944,350	234,798
	Tamco Corp. Holdings Berhad	240,171	20,891
	Tan Chong Motor Holdings Berhad	4,998,300	1,721,820
	TDM Berhad	1,059,200	356,943
*	Tebrau Teguh Berhad	2,520,000	301,905
	Tekala Corp. Berhad	337,700	71,587
	TH Group Berhad	1,975,800	402,741
*	Time Dotcom Berhad	9,417,500	708,341
	Tiong Nam Transport Holdings Berhad	171,500	30,247
	Tradewinds (Malaysia) Berhad	844,200	674,023
	TSR Capital Berhad	157,900	42,051
	UAC Berhad	77,398	59,627
*	UEM Land Holdings Berhad	4,815,375	1,007,792
	UMW Holdings Berhad	2,726,886	4,177,830
	Unico-Desa Plantations Berhad	4,011,228	665,578
	Unisem (M) Berhad	4,210,700	689,343
	United Malacca Rubber Estates Berhad	450,100	708,007
	United Plantations Berhad	678,200	1,884,508
	Utusan Melayu (Malaysia) Berhad	449,500	74,927
	VS Industry Berhad	1,337,193	426,436
	Warisan TC Holdings Berhad	109,850	56,391
*	WTK Holdings Berhad	2,299,250	498,511
	Yeo Hiap Seng (Malaysia) Berhad	355,320	112,454
	YTL Corp. Berhad	5,593,600	10,798,235
	YTL Power International Berhad	409,562	213,630
	Yu Neh Huat Berhad	2,241,713	710,525
	Zelan Berhad	1,937,000	466,728
TOTAL COMMON STOCKS			177,542,041

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	56,051
*	Malayan United Industries Berhad A2	1,526,067	50,763
TOTAL PREFERRED STOCKS			106,814

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	133,679
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	9,501
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	1,106
*	OSK Holdings Berhad Warrants 04/05/09	93,339	2,393
*	Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	15,814
*	Sunway Holdings Berhad Rights 02/23/09	1,325,966	—
TOTAL RIGHTS/WARRANTS			162,493

TOTAL — MALAYSIA			177,811,348

19

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
#	Alfa S.A.B. de C.V. Series A	2,585,417	4,407,012
* #	Alsea de Mexico S.A.B. de C.V.	966,700	339,788
	America Movil S.A.B. de C.V. Series L ADR	55,728	1,588,805
* #	Axtel, S.A.B. de C.V.	2,040,040	844,852
* #	Carso Infraestructura y Construccion S.A.B. de CV	57,500	23,613
#	Cemex S.A.B. de C.V. Sponsored ADR	9,563,618	74,500,584
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	279,500	10,559,510
#	Consorcio ARA S.A.B. de C.V.	9,328,400	2,337,408
* #	Consorcio Hogar S.A.B. de C.V. Series B	707,031	80,706
* #	Corporacion GEO S.A.B. de C.V. Series B	2,748,132	3,031,738
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	970,014
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	1,743
	Corporacion Moctezuma S.A.B. de C.V.	111,200	141,793
	Corporativo Fragua S.A.B. de C.V. Series B	70	463
* #	Desarrolladora Homex S.A.B. de C.V.	1,360,000	4,339,187
*	Dine S.A.B. de C.V.	1,818,367	670,783
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	68,906
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,132,133
	Embotelladora Arca S.A.B. de C.V., Mexico	528,700	942,050
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	5,638
* #	Empresas ICA S.A.B. de C.V.	2,318,272	3,711,223
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	315,209	2,105,596
	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	4,019,964
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,493,758	42,049,288
*	GMD Resorts S.A.B. de C.V.	41,400	13,687
*	Gruma S.A.B. de C.V. ADR	85,416	146,916
* #	Gruma S.A.B. de C.V. Series B	2,801,716	1,212,940
#	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	403,100	437,686
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	565,289	10,570,904
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	2,126,120
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	6,497,856
#	Grupo Carso S.A.B. de C.V. Series A-1	11,301,493	25,824,477
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	5,651,505
* #	Grupo FAMSA S.A.B. de C.V.	573,900	261,639
#	Grupo Financiero Banorte S.A.B. de C.V.	5,505,310	7,268,988
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,862,533	19,739,343
	Grupo Gigante S.A.B. de C.V. Series B	324,076	317,483
	Grupo Herdez S.A.B. de C.V.	319,000	273,099
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,670,232
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	223,220
* #	Grupo Iusacell S.A.B. de C.V.	299,960	500,654
* #	Grupo Kuo S.A.B. de C.V. Series B	2,038,967	659,915
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	32,020
	Grupo Mexico S.A.B. de C.V. Series B	26,576,800	14,669,007
*	Grupo Nutrisa S.A. de C.V.	428	425
	Grupo Posadas S.A. de C.V. Series L	356,000	272,563
*	Grupo Qumma S.A. de C.V. Series B	5,301	66
* #	Grupo Simec, S.A. de C.V.	928,400	1,453,927
	Grupo Televisa S.A.	288,100	807,513

20

	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	4,562,139
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,618,915	3,128,106
	Industrias Bachoco S.A.B. de C.V. Series B	810,300	882,079
* #	Industrias CH S.A.B. de C.V. Series B	2,964,052	8,314,109
#	Industrias Penoles S.A.B. de C.V.	1,249,055	11,214,918
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	144,000	470,067
* #	Organizacion Soriana S.A.B. de C.V. Series B	15,388,800	24,249,680
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	96,978	107,999
*	Qualitas Compania de Seguros S.A. de C.V.	1,713,100	411,364
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	334
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	940
*	SARE Holding S.A. de C.V.	123,300	18,451
*	Savia S.A. de C.V.	3,457,285	192,509
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	534,842
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	1,306,000	1,340,788
#	Vitro S.A.B. de C.V.	3,219,986	1,021,983

TOTAL — MEXICO			314,955,290

PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
	A. Soriano Corp.	20,195,000	913,621
	Alaska Milk Corp.	7,953,000	660,555
*	Alsons Consolidated Resources, Inc.	16,904,000	89,213
*	Bacnotan Consolidated Industries, Inc.	2,575,998	505,737
	Banco de Oro Unibank, Inc.	5,115,420	2,420,115
*	Belle Corp.	31,340,000	375,743
	Cebu Holdings, Inc.	7,763,250	238,610
	China Banking Corp.	1,724	13,397
*	Digital Telecommunications Phils., Inc.	102,460,000	2,149,250
	DMCI Holdings, Inc.	9,170,000	536,111
	EEI Corp.	1,929,000	33,515
*	Empire East Land Holdings, Inc.	37,000,000	199,902
*	Export & Industry Bank, Inc.	14,950	44
	Filinvest Land, Inc.	38,532,031	334,743
*	Filipina Water Bottling Corp.	5,471,786	—
*	House of Investments, Inc.	700,000	13,977
	International Container Terminal Services, Inc.	270,000	60,670
	Jollibee Food Corp.	152,000	125,069
	Macroasia Corp.	2,170,000	152,864
	Megaworld Properties & Holdings, Inc.	97,603,600	1,164,909
	Metro Bank & Trust Co.	6,639,655	3,170,289
*	Mondragon International Philippines, Inc.	2,464,000	6,502
*	Philippine National Bank	3,781,218	1,104,042
*	Philippine National Construction Corp.	398,900	41,263
*	Philippine Realty & Holdings Corp.	20,930,000	88,108
	Philippine Savings Bank	1,232,313	988,556
*	Philippine Townships, Inc.	226,200	441
*	PhilWeb Corp.	33,000,000	20,721
*	Prime Media Holdings, Inc.	409,000	2,677
*	Prime Orion Philippines, Inc.	13,400,000	55,869

21

	Rizal Commercial Banking Corp.	2,686,448	520,337
	Robinson’s Land Corp. Series B	8,851,700	860,177
	Security Bank Corp.	2,387,410	1,177,578
	Semirara Mining Corp.	141,700	86,315
	Shang Properties, Inc.	614,285	12,716
	SM Development Corp.	28,566,248	1,320,850
*	Solid Group, Inc.	19,668,000	153,624
	Union Bank of the Philippines	920,294	384,240
	Universal Robina Corp.	16,573,345	2,466,329

TOTAL — PHILIPPINES			22,448,679

POLAND — (2.1%)
COMMON STOCKS — (2.1%)
	Agora SA	559,848	2,140,558
*	Amica Wronki SA	170,802	351,461
	Asseco Poland SA	440,281	5,908,582
	Bank Millennium SA	5,515,278	3,297,019
	Bank Pekao SA	41,481	1,287,980
*	Bank Przemyslowo Handlowy BPH SA	53,661	534,667
*	Bioton SA	16,049,625	912,240
*	Boryszew SA	268,708	169,417
*	Budimex SA	100,539	1,589,803
*	Cersanit SA	11,868	30,796
	Ciech SA	100,063	685,379
	Debica SA	111,346	1,128,834
*	Dom Development SA	26,870	193,665
*	Echo Investment SA	1,732,488	956,298
	Elektrobudowa SA	29,635	1,185,664
*	Elstar Oils SA	196,440	241,607
	Emperia Holding SA	12,562	197,356
*	Fabryki Mebli Forte SA	70,159	75,831
*	Farmacol SA	5,526	39,403
*	Ferrum SA	4,233	5,397
*	Getin Holdings SA	645,946	681,572
	Grupa Kety SA	123,335	2,108,150
*	Grupa Lotos SA	839,119	1,865,080
	Impexmetal SA	5,899,609	2,300,977
	KGHM Polska Miedz SA	1,313,990	11,219,186
*	Koelner SA	110,633	258,895
	Kredyt Bank SA	619,815	1,087,072
*	Kroscienskie Huty Szkla Krosno SA	63,425	8,488
*	Lentex SA	158,570	458,486
*	MNI SA	326,495	208,769
*	Mondi Packaging Paper Swiecie SA	11,049	124,306
*	Mostostal Export SA	389,492	191,749
*	Mostostal Warszawa SA	297,688	4,072,962
*	Mostostal Zabrze Holding SA	350,940	299,231
	Multimedia Polska SA	33,632	68,736
*	Netia Holdings SA	3,441,202	2,544,780
	Orbis SA	633,253	4,501,175
	Pfleiderer Grajewo SA	48,441	82,814

22

*	Polnord SA	102,774	727,613
*	Polski Koncern Miesny Duda SA	534,907	164,649
	Polski Koncern Naftowy Orlen SA	5,310,008	33,909,446
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	177,326	503,947
*	Raciborska Fabryka Kotlow SA	1,155,432	1,129,372
*	Stalexport SA	889,216	488,571
*	Sygnity SA	103,024	596,730
*	Synthos SA	6,435,154	696,501
*	Vistula Group SA	8,000	5,586
	Zelmer SA	3,000	20,289

TOTAL — POLAND			91,257,089

SOUTH AFRICA — (12.0%)
COMMON STOCKS — (12.0%)
	ABSA Group, Ltd.	2,412,290	21,731,901
	Adcorp Holdings, Ltd.	152,955	341,815
	Advtech, Ltd.	1,558,456	561,109
	Aeci, Ltd.	1,721,282	8,540,671
	Afgri, Ltd.	3,987,067	1,911,579
	African Bank Investments, Ltd.	4,135,708	10,551,699
	African Oxygen, Ltd.	734,706	1,698,936
	African Rainbow Minerals, Ltd.	1,230,877	14,272,379
	Allied Electronics Corp., Ltd.	534,406	1,242,683
	Allied Technologies, Ltd.	196,345	962,891
#	AngloGold Ashanti, Ltd.	424,012	12,011,994
	ArcelorMittal South Africa, Ltd.	1,949,915	15,189,780
	Argent Industrial, Ltd.	1,272,940	1,209,166
*	Argility, Ltd.	130,947	—
*	Aspen Pharmacare Holdings, Ltd.	397,125	1,634,633
	AST Group, Ltd.	1,842,229	98,628
	Astral Foods, Ltd.	139,135	1,233,100
#	Aveng, Ltd.	3,177,299	8,117,410
	AVI, Ltd.	4,695,838	8,904,645
*	Avusa, Ltd.	391,810	679,755
	Barloworld, Ltd.	2,208,665	7,213,862
	Bell Equipment, Ltd.	368,870	475,767
	Bidvest Group, Ltd.	228,585	2,220,023
	Business Connexion Group	465,381	168,035
	Capitec Bank Holdings, Ltd.	179,693	524,978
	Cashbuild, Ltd.	60,784	338,317
	Caxton & CTP Publishers & Printers, Ltd.	3,015,054	3,381,313
*	Cipla Medpro South Africa, Ltd.	3,233,310	820,577
	City Lodge Hotels, Ltd.	94,820	670,804
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	2,446,932	3,630,133
	Datacentrix Holdings, Ltd.	959,663	288,586
	Delta Electrical Industries, Ltd.	234,340	211,525
	Dimension Data Holdings P.L.C.	3,977,377	2,048,161
	Discovery Holdings, Ltd.	136,687	338,778
	Distell Group, Ltd.	544,476	3,032,369
*	Distribution & Warehousing Network, Ltd.	206,172	140,895

23

	Durban Roodeport Deep, Ltd.	1,462,175	1,005,544
*	ElementOne, Ltd.	391,810	458,304
*	Eqstra Holdings, Ltd.	829,977	581,672
	Exxaro Resources, Ltd.	103,649	685,035
	Famous Brands, Ltd.	206,074	320,985
	FirstRand, Ltd.	4,842,130	6,985,578
	Foschini, Ltd.	281,329	1,249,926
	Freeworld Coatings, Ltd.	2,085,597	1,352,335
#	Gold Fields, Ltd.	487,041	5,122,252
#	Gold Fields, Ltd. Sponsored ADR	5,700,750	59,914,883
	Gold Reef Resorts, Ltd.	519,880	849,864
	Group Five, Ltd.	465,209	1,456,113
*	Harmony Gold Mining Co., Ltd.	3,112,884	36,654,252
	Highveld Steel & Vanadilum Corp., Ltd.	264,444	1,323,078
	Hudaco Industries, Ltd.	162,006	979,225
#	Hulamin, Ltd.	882,088	1,112,472
	Iliad Africa, Ltd.	76,658	59,835
	Illovo Sugar, Ltd.	1,516,761	3,526,094
	Impala Platinum Holdings, Ltd.	300,321	3,437,388
	Imperial Holdings, Ltd.	1,106,458	5,523,431
	Investec, Ltd.	1,383,445	5,030,148
*	JCI, Ltd.	4,289,448	—
*	JSE, Ltd.	53,811	208,008
	Kumba Iron Ore, Ltd.	117,551	1,693,243
	Lewis Group, Ltd.	1,078,654	4,516,485
	Liberty Holdings, Ltd.	1,531,606	9,960,102
*	M Cubed Holdings, Ltd.	1,850,526	36,258
	Massmart Holdings, Ltd.	177,731	1,399,581
	Medi-Clinic Corp., Ltd.	1,901,398	4,030,821
*	Merafe Resources, Ltd.	9,658,781	661,419
	Metair Investments, Ltd.	1,650,332	898,186
*	Metorex, Ltd.	411,846	86,741
	Metropolitan Holdings, Ltd.	9,323,281	11,021,602
#	Mondi, Ltd.	457,741	1,424,893
	Mr. Price Group, Ltd.	534,202	1,349,642
	MTN Group, Ltd.	842,499	7,988,993
#	Murray & Roberts Holdings, Ltd.	1,881,487	7,859,566
	Mvelaphanda Group, Ltd.	4,125,843	1,749,690
	Nampak, Ltd.	6,297,396	8,034,568
	Naspers, Ltd. Series N	457,848	6,978,126
	Nedbank Group, Ltd.	2,735,062	24,122,735
	Network Healthcare Holdings, Ltd.	1,524,093	1,315,786
	New Clicks Holdings, Ltd.	3,409,228	5,470,373
#	Northam Platinum, Ltd.	734,089	1,239,963
	Nu-World Holdings, Ltd.	158,299	232,338
	Oceana Group, Ltd.	482,566	1,082,141
	Omnia Holdings, Ltd.	516,966	2,511,955
	Palabora Mining Co., Ltd.	192,276	1,119,034
	Peregrine Holdings, Ltd.	1,129,448	791,203
	Pick’n Pay Stores, Ltd.	117,630	396,679
	Pretoria Portland Cement Co., Ltd.	2,268,794	6,524,761
	PSG Group, Ltd.	1,076,599	1,513,101

24

*	Randgold & Exploration Co., Ltd.	256,811	—
	Raubex Group, Ltd.	50,781	83,874
	Redefine Income Fund, Ltd.	83,325	55,309
	Reunert, Ltd.	651,562	3,000,469
	Sanlam, Ltd.	30,355,124	47,790,684
	Santam, Ltd.	18,334	139,566
	Sappi, Ltd.	3,400,044	11,067,621
	Sappi, Ltd. Sponsored ADR	692,000	2,193,640
	Sasol, Ltd. Sponsored ADR	744,859	19,776,006
	Shoprite Holdings, Ltd.	62,090	328,942
*	Simmer & Jack Mines, Ltd.	220,229	44,841
	Spur Corp., Ltd.	385,679	285,960
	Standard Bank Group, Ltd.	1,155,360	7,940,245
	Steinhoff International Holdings, Ltd.	9,605,775	11,198,752
	Sun International, Ltd.	367,959	3,167,315
	Telkom South Africa, Ltd.	999,807	11,309,716
	Telkom South Africa, Ltd. Sponsored ADR	5,288	236,003
	The Spar Group, Ltd.	622,960	3,333,278
	Tiger Brands, Ltd.	171,336	2,349,454
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	266,171	1,722,145
	Trans Hex Group, Ltd.	509,906	94,690
	Trencor, Ltd.	1,468,675	2,860,462
	Truworths International, Ltd.	711,817	2,442,532
	UCS Group, Ltd.	1,814,728	313,147
	Value Group, Ltd.	874,662	248,496
	Woolworths Holdings, Ltd.	2,641,256	3,459,375

TOTAL — SOUTH AFRICA			525,687,826

SOUTH KOREA — (10.5%)
COMMON STOCKS — (10.5%)
* #	Aekyung Petrochemical Co., Ltd.	19,060	197,791
*	Anam Electronics Co., Ltd.	24,280	34,618
* #	Asia Cement Manufacturing Co., Ltd.	16,768	487,359
*	Asia Paper Manufacturing Co., Ltd.	34,410	145,061
*	Asiana Airlines, Inc.	40,150	116,731
*	AUK Corp.	40,090	36,948
*	Bing Grae Co., Ltd.	29,190	832,810
* #	BNG Steel Co., Ltd	41,370	131,776
*	Bohae Brewery Co., Ltd.	8,830	85,565
#	Boo Kook Securities Co., Ltd.	27,705	336,997
*	Boryung Pharmaceutical Co., Ltd.	11,018	185,897
*	Busan Bank	688,080	3,090,669
*	BYC Co., Ltd.	810	75,399
*	Byuck San Corp.	10,472	57,768
* #	Byuck San Engineering and Construction Co., Ltd.	87,860	136,560
*	C & Heavy Industries Co., Ltd.	59,460	27,116
*	Cambridge Members Co., Ltd.	8,070	41,517
	Cheil Industrial, Inc.	95,804	2,294,352
*	Cho Kwang Leather Co., Ltd.	13,660	50,284
*	Cho Kwang Paint Co., Ltd.	24,260	34,844

25

*	Choil Aluminum Manufacturing Co., Ltd.	13,190	45,514
*	Chon Bang Co., Ltd.	2,520	53,735
* #	Choongwae Pharmaceutical Corp.	24,657	162,325
*	Chosun Refractories Co., Ltd.	10,390	566,115
* #	Chungho Comnet Co., Ltd.	24,590	221,884
	CJ Cheiljedang Corp.	505	55,732
* #	CJ Corp.	90,342	2,149,474
*	Comtec Systems Co., Ltd.	75,460	37,295
* #	Cosmochemical Co., Ltd.	47,640	126,832
* #	Crown Confectionery Co., Ltd.	2,910	110,605
*	Dae Chang Industrial Co., Ltd.	257,400	72,055
*	Dae Dong Industrial Co., Ltd.	17,320	193,949
*	Dae Hyun Co., Ltd.	192,600	61,444
* #	Dae Sang Corp.	110,202	398,068
*	Dae Won Kang Up Co., Ltd.	238,400	268,087
* #	Dae Young Packaging Co., Ltd.	388,976	76,108
* #	Daeduck Electronics Co., Ltd.	227,450	535,960
* #	Daeduck Industries Co., Ltd.	68,930	239,758
*	Daegu Bank Co., Ltd.	672,652	3,372,850
* #	Daehan Flour Mills Co., Ltd.	5,955	437,741
#	Daehan Synthetic Fiber Co., Ltd.	5,193	222,721
#	Daekyo Co., Ltd.	346,480	1,058,130
* #	Daelim Industrial Co., Ltd.	144,089	4,778,740
*	Daelim Trading Co., Ltd.	31,734	93,767
*	Daesang Holdings Co., Ltd.	33,096	55,442
* #	Daesung Industrial Co., Ltd.	8,895	384,792
*	Daewon Cable Co., Ltd.	13,570	43,532
*	Daewon Pharmaceutical Co., Ltd.	39,180	111,091
* #	Daewoo Engineering & Construction Co., Ltd.	57,850	384,712
* #	Daewoo Motor Sales Corp.	159,350	689,761
	Daewoong Co., Ltd.	14,890	188,037
*	Dahaam E-Tec Co., Ltd.	5,985	126,206
#	Daishin Securities Co., Ltd.	248,481	2,902,972
* #	Daiyang Metal Co., Ltd.	77,290	89,302
* #	Daou Technology, Inc.	145,600	593,183
*	DC Chemical Co., Ltd.	1,370	203,125
*	DI Corp.	101,890	77,030
*	Digital Power Communications Co., Ltd.	113,840	69,710
*	Dong Ah Tire Industrial Co., Ltd.	51,594	233,580
*	Dong Hai Pulp Co., Ltd.	6,457	21,014
*	Dong IL Rubber Belt Co., Ltd.	40,761	46,527
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	247,770
* #	Dong Won Co., Ltd.	14,220	64,405
*	Dongbang Agro Co., Ltd.	53,610	241,182
*	Dongbang Transport Logistics Co., Ltd.	51,750	92,626
*	Dongbu Corp.	73,520	324,603
* #	Dongbu HiTek Co., Ltd.	104,044	247,352
#	Dongbu Securities Co., Ltd.	123,376	456,458
* #	Dongbu Steel Co., Ltd.	92,198	367,598
*	Dong-Il Corp.	6,378	229,656
*	Dongkook Industrial Co., Ltd.	16,200	9,952
	Dongkuk Steel Mill Co., Ltd.	192,032	3,359,308

26

*	Dongsung Pharmaceutical Co., Ltd.	92,550	79,617
*	Dongwon F&B Co., Ltd.	10,026	182,377
* #	Dongwon Industries Co., Ltd.	7,116	446,728
*	Dongyang Engineering & Construction Corp.	6,597	56,883
*	Dongyang Express Bus Corp.	3,729	57,334
* #	Dongyang Mechatronics Corp.	46,027	79,004
*	Doosan Heavy Industries & Construction Co., Ltd.	1,479	75,339
*	DPI Co., Ltd.	22,738	94,982
*	Duck Yang Industry Co., Ltd.	4,000	16,747
* #	Ducsung Co., Ltd.	45,260	41,117
* #	Eagon Industrial Co., Ltd.	11,400	42,974
* #	En Paper Manufacturing Co., Ltd.	46,660	57,016
*	e-Starco Co., Ltd.	170,050	56,295
*	F&F Co., Ltd.	62,660	117,262
* #	First Fire & Marine Insurance Co., Ltd.	28,830	99,794
*	Fursys, Inc.	29,120	412,919
* #	Gaon Cable Co., Ltd.	12,730	175,641
* #	GIIR, Inc.	31,610	217,465
* #	Global & Yuasa Battery Co., Ltd.	53,100	779,353
*	Green Cross Holdings Corp.	10,540	456,028
* #	GS Holdings Corp.	285,000	5,400,364
*	Hae In Co., Ltd.	24,780	67,348
*	Halla Climate Control Corp.	90,050	451,664
* #	Halla Engineering & Construction Corp.	38,260	330,646
*	Han All Pharmaceutical Co., Ltd.	79,410	136,534
* #	Han Kuk Carbon Co., Ltd.	25,070	97,985
#	Han Yang Securities Co., Ltd.	57,340	329,730
	Hana Financial Group, Inc.	550,913	9,015,658
#	Handok Pharmaceuticals Co., Ltd.	18,150	144,165
* #	Handsome Corp.	110,990	667,148
* #	Hanil Cement Manufacturing Co., Ltd.	25,603	1,158,697
* #	Hanil Construction Co., Ltd.	38,025	117,326
*	Hanil E-Wha Co., Ltd.	135,210	131,170
*	Hanil Iron & Steel Co., Ltd.	1,815	10,584
* #	Hanjin Heavy Industries & Construction Co., Ltd.	115,934	2,507,506
* #	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	814,599
* #	Hanjin Shipping Co., Ltd.	270,360	3,785,423
* #	Hanjin Transportation Co., Ltd.	38,000	963,864
*	Hankook Cosmetics Co., Ltd.	110,860	193,321
	Hankook Shell Oil Co., Ltd.	1,880	95,524
#	Hankook Tire Manufacturing Co., Ltd.	492,550	4,680,017
*	Hankuk Electric Glass Co., Ltd.	990	16,064
* #	Hankuk Glass Industries, Inc.	29,050	392,314
* #	Hankuk Paper Manufacturing Co., Ltd.	14,500	255,271
*	Hansae Co., Ltd.	32,917	44,777
*	Hansae Yes24 Holdings Co., Ltd.	10,972	23,541
*	Hanshin Construction Co., Ltd.	24,880	282,411
* #	Hansol Chemical Co., Ltd.	35,837	116,228
* #	Hansol Paper Co., Ltd.	158,874	993,407
* #	Hanssem Co., Ltd.	60,410	257,369
*	Hansung Enterprise Co., Ltd.	9,410	22,604
*	Hanwha Chemical Corp.	363,242	1,892,189

27

#	Hanwha Securities Co., Ltd.	219,425	1,146,639
*	Hanwha Timeworld Co., Ltd.	9,000	62,989
* #	Heung-A Shipping Co., Ltd.	63,680	44,357
#	HMC Investment Securities Co., Ltd.	42,113	397,537
* #	Honam Petrochemical Corp.	67,515	2,825,705
*	Hotel Shilla Co., Ltd.	67,520	618,448
*	HS R&A Co., Ltd.	12,680	43,048
#	Huchems Fine Chemical Corp.	38,970	601,194
*	Huneed Technologies	9,003	20,226
* #	Husteel Co., Ltd.	22,160	282,592
* #	Hwa Sung Industrial Co., Ltd.	44,200	162,674
*	Hwacheon Machine Tool Co., Ltd.	2,050	35,422
*	Hwacheon Machinery Works Co., Ltd.	4,490	36,978
*	Hwashin Co., Ltd.	59,700	63,565
* #	Hynix Semiconductor, Inc.	1,373,698	8,681,012
* #	Hyosung T & C Co., Ltd.	124,047	4,298,720
*	Hyundai Cement Co., Ltd.	17,245	149,194
* #	Hyundai DSF Co., Ltd.	38,700	186,776
* #	Hyundai Elevator Co., Ltd.	22,090	906,394
* #	Hyundai H & S Co., Ltd.	21,786	961,162
#	Hyundai Hysco	270,550	1,233,897
* #	Hyundai Merchant Marine Co., Ltd.	87,351	1,952,046
#	Hyundai Mipo Dockyard Co., Ltd.	27,378	3,093,541
*	Hyundai Mobis	3,297	153,520
#	Hyundai Motor Co., Ltd.	764,050	25,788,103
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	164,580
#	Hyundai Securities Co., Ltd.	643,939	4,943,522
#	Hyundai Steel Co.	238,900	6,369,476
	Il Dong Pharmaceutical Co., Ltd.	20,084	352,116
*	Il Sung Construction Co., Ltd.	7,660	29,452
*	Iljin Diamond Co., Ltd.	5,782	29,738
*	Iljin Display Co., Ltd.	14,591	76,892
*	Iljin Holdings Co., Ltd.	96,174	165,989
*	Ilshin Spinning Co., Ltd.	5,070	219,515
* #	Ilsung Pharmaceutical Co., Ltd.	9,060	404,259
#	InziControls Co., Ltd.	27,640	38,276
*	IS Dongseo Co., Ltd.	27,140	136,958
* #	ISU Chemical Co., Ltd.	19,790	156,593
#	IsuPetasys Co., Ltd.	116,640	114,378
* #	Jahwa Electronics Co., Ltd.	69,130	204,103
	Jeil Mutual Savings Bank	40,900	76,329
*	Jeil Pharmaceutical Co.	33,420	130,456
#	Jeonbuk Bank, Ltd.	202,062	651,071
*	Jinro, Ltd.	57	13,276
* #	Joongang Construction Co., Ltd.	20,550	64,961
* #	K.C. Tech Co., Ltd.	109,497	237,655
*	KB Financial Group, Inc. ADR	1,273,724	32,938,503
#	KCC Corp.	29,050	5,901,871
*	KCTC	6,030	44,245
* #	Keangnam Enterprises, Ltd.	53,600	203,290
* #	KEC Corp.	116,249	50,140
* #	KEC Holdings Co., Ltd.	38,749	22,140

28

*	Keyang Electric Machinery Co., Ltd.	187,450	179,617
* #	KG Chemical Corp.	36,983	157,842
* #	Kia Motors Corp.	986,780	5,501,001
* #	KISCO Corp.	29,571	921,682
* #	KISWIRE, Ltd.	50,083	1,058,539
*	Kodenshi Korea Corp.	64,590	90,790
*	Kolon Engineering & Construction Co., Ltd.	63,270	287,891
* #	Kolon Industries, Inc.	70,909	1,372,645
#	Korea Cast Iron Pipe Co., Ltd.	63,778	119,691
* #	Korea Circuit Co., Ltd.	57,220	89,124
* #	Korea Development Co., Ltd.	40,490	164,083
#	Korea Development Leasing Corp.	12,762	279,911
#	Korea Electric Terminal Co., Ltd.	42,160	321,248
* #	Korea Exchange Bank	1,137,620	5,417,079
* #	Korea Export Packing Industries Co., Ltd.	5,420	27,558
*	Korea Flange Co., Ltd.	18,630	91,245
	Korea Investment Holdings Co., Ltd.	207,626	4,156,612
* #	Korea Iron & Steel Co., Ltd.	8,957	338,916
#	Korea Kolmar Co., Ltd.	20,300	36,343
* #	Korea Komho Petrochemical Co., Ltd.	61,869	932,618
* #	Korea Line Corp.	1,718	79,023
#	Korea Mutual Savings Bank	18,280	201,801
* #	Korea Petrochemical Industry Co., Ltd.	25,400	365,793
* #	Korea Zinc Co., Ltd.	35,825	2,282,303
*	Korean Air Co., Ltd.	205,694	5,169,340
*	Korean Air Terminal Service Co., Ltd.	10,970	207,342
	Korean French Banking Corp.	167,589	75,812
* #	KP Chemical Corp.	304,576	1,057,616
#	KPX Chemical Co., Ltd.	9,632	277,214
#	KPX Fine Chemical Co., Ltd.	6,795	165,948
	KPX Holdings Corp.	7,249	167,988
*	KT Freetel, Ltd.	458,000	9,594,983
* #	KTB Securities Co., Ltd.	255,110	564,095
* #	Kukdo Chemical Co., Ltd.	15,960	228,815
	Kukje Pharm Ind. Co., Ltd.	31,387	50,422
* #	Kumho Electronics Co., Ltd.	15,879	254,313
*	Kumho Industrial Co., Ltd.	98,875	973,755
	Kumho Investment Bank	637,880	214,733
* #	Kumho Tire Co., Inc.	286,360	931,135
* #	Kumkang Industrial Co., Ltd.	11,170	60,589
*	Kunsul Chemical Industrial Co., Ltd.	22,480	167,718
* #	Kwang Dong Pharmaceutical Co., Ltd.	243,890	530,248
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	54,709
	Kyeryong Construction Industrial Co., Ltd.	26,510	367,444
#	Kyobo Securities Co., Ltd.	67,440	384,755
*	Kyung Dong Navien Co., Ltd.	3,450	46,501
	Kyung Nong Corp.	60,670	152,222
* #	Kyungbang Co., Ltd.	2,312	115,305
*	Lee Ku Industrial Co., Ltd.	60,490	44,231
* #	LG Chemical, Ltd.	199,708	11,444,353
* #	LG Corp.	8,397	232,537
	LG Dacom Corp.	219,720	2,905,638

29

#	LG Electronics, Inc.	108,628	5,553,046
* #	LG Fashion Corp.	50,470	657,920
#	LG International Corp.	82,553	1,071,749
#	LG Phillips LCD Co., Ltd.	444,000	8,489,876
* #	Lotte Chilsung Beverage Co., Ltd.	3,700	2,315,843
* #	Lotte Confectionary Co., Ltd.	3,827	3,355,188
*	Lotte Midopa Co., Ltd.	84,420	464,768
* #	Lotte Sam Kang Co., Ltd.	4,440	425,432
	Lotte Shopping Co., Ltd.	43,176	5,884,124
* #	LS Corp.	67,340	3,586,830
#	Meritz Securities Co., Ltd.	928,245	601,878
*	Mi Chang Oil Industrial Co., Ltd.	3,650	53,722
*	MonAmi Co., Ltd.	693	3,084
* #	Moorim Paper Co., Ltd.	57,710	319,443
*	Motonic Corp.	6,400	27,858
* #	Namhae Chemical Corp.	70,640	1,101,622
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	253,383
*	Namyang Dairy Products Co., Ltd.	2,226	745,547
*	Nasan Co., Ltd.	64,971	47,075
*	Nexen Corp.	5,680	75,282
#	Nexen Tire Corp.	375,930	707,741
#	NH Investment & Securities Co., Ltd.	176,431	832,706
* #	Nong Shim Co., Ltd.	15,130	2,189,456
* #	Nong Shim Holdings Co., Ltd.	7,060	276,132
*	Noroo Paint Co., Ltd.	37,899	63,851
*	ON*Media Corp.	334,810	446,598
*	Ottogi Corp.	10,309	986,647
*	Pacific Corp.	17,065	1,140,375
*	Pacific Pharmaceutical Co., Ltd.	3,840	74,467
	Pang Rim Co., Ltd.	15,040	120,004
*	PaperCorea, Inc.	19,552	85,325
	Pohang Coated Steel Co., Ltd.	17,630	204,986
* #	Poong Lim Industrial Co., Ltd.	74,350	99,812
* #	Poongsan Corp.	104,032	751,285
* #	Poongsan Holdings Corp.	19,558	160,040
	POSCO	420	107,249
#	POSCO ADR	1,109,185	70,455,431
*	Pulmuone Co., Ltd.	6,125	355,797
*	Pum Yang Construction Co., Ltd.	21,917	151,116
* #	Pusan City Gas Co., Ltd.	37,100	467,807
* #	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	32,150
* #	Pyung Hwa Holdings Co., Ltd.	17,030	12,852
*	Pyung Hwa Industrial Co., Ltd.	42,488	43,590
*	S&T Corp.	144	1,745
* #	S&T Dynamics Co., Ltd.	138,204	871,037
* #	S&T holdings Co, Ltd.	52,273	193,802
* #	Saehan Industries, Inc.	162,470	839,387
* #	Saehan Media Corp.	38,923	30,341
* #	Sam Kwang Glass Industrial Co., Ltd.	19,870	269,847
*	Sam Whan Camus Co., Ltd.	9,400	33,487
*	Sam Yung Trading Co., Ltd.	13,840	27,827
* #	Sambu Construction Co., Ltd.	24,345	350,462

30

* #	Samho International Co., Ltd.	12,120	24,578
*	Samhwa Crown and Closure Co., Ltd.	3,100	33,703
*	Samhwa Paints Industrial Co., Ltd.	48,610	118,830
* #	Samick Musical Instruments Co., Ltd.	621,710	249,202
*	Samsung Climate Control Co., Ltd.	11,990	45,904
#	Samsung Corp.	569,540	16,677,543
#	Samsung Electro-Mechanics Co., Ltd.	99,520	2,437,275
	Samsung Fine Chemicals Co., Ltd.	89,080	2,728,733
#	Samsung SDI Co., Ltd.	166,550	8,015,743
*	Samwhan Corp.	40,500	316,430
* #	Samyang Corp.	35,236	705,593
*	Samyang Genex Co., Ltd.	9,472	424,277
*	Samyang Tongsang Co., Ltd.	8,060	97,883
* #	Samyoung Electronics Co., Ltd.	65,330	358,498
*	SAVEZONE I&C Corp.	166,200	105,959
* #	SC Engineering Co., Ltd.	34,640	108,125
* #	Seah Besteel Corp.	100,300	1,090,482
* #	SeAH Holdings Corp.	11,305	513,039
*	SeAH Steel Corp.	15,165	464,844
* #	Sebang Co., Ltd.	80,550	583,736
*	Sejong Industrial Co., Ltd.	101,600	252,629
* #	Seondo Electric Co., Ltd.	36,673	49,078
#	Seoul Securities Co., Ltd.	683,569	508,164
*	SGWICUS Corp.	20,530	18,968
*	SH Chemical Co., Ltd.	528,345	142,219
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	110,947
*	Shin Won Corp.	67,000	53,722
#	Shin Young Securities Co., Ltd.	26,040	540,455
	Shin Young Wacoal, Inc.	273	18,526
* #	Shinhan Engineering & Construction Co., Ltd.	18,180	129,336
*	Shinhan Financial Group Co., Ltd.	70,916	1,432,690
* #	Shinhan Financial Group Co., Ltd. ADR	223,437	8,908,433
*	Shinpoong Pharmaceutical Co., Ltd.	13,200	163,876
	Shinsegae Engineering & Construction Co., Ltd.	8,470	77,382
*	Shinsung Engineering & Construction Co., Ltd.	39,449	50,248
* #	Shinsung Engineering Co., Ltd.	27,117	64,274
* #	Shinsung FA Co., Ltd.	27,117	57,002
* #	Shinsung Holdings Co., Ltd.	54,234	238,277
*	Shinsung Tongsang Co., Ltd.	34,250	70,336
	Silla Trading Co., Ltd.	18,890	161,326
* #	Sindo Ricoh Co., Ltd.	32,751	1,244,391
* #	SJM Co., Ltd.	60,580	138,377
	SK Co., Ltd.	174,491	12,821,853
	SK Energy Co., Ltd.	230,735	13,143,484
#	SK Gas Co., Ltd.	25,630	934,483
* #	SKC Co., Ltd.	133,340	1,254,732
	SL Corp.	33,210	61,760
*	Songwon Industrial Co., Ltd.	45,480	142,248
*	Soosan Heavy Industries Co., Ltd.	90,730	45,774
* #	Ssangyong Cement Industry Co., Ltd.	193,556	837,619
* #	Ssangyong Motor Co.	494,170	474,612
*	Suheung Capsule Co., Ltd.	52,170	194,565

31

*	Sung Bo Chemicals Co., Ltd.	4,130	62,423
* #	Sung Shin Cement Co., Ltd.	60,720	166,397
*	Sungchang Enterprise Holdings, Ltd.	20,760	276,838
*	Sungjee Construction Co., Ltd.	28,480	100,837
* #	Sungwon Corp.	69,880	178,805
*	Sunjin Co., Ltd.	7,650	103,270
#	Sunkyong Securities Co., Ltd.	384,280	405,857
* #	Tae Kwang Industrial Co., Ltd.	3,447	2,273,089
* #	Tae Kyung Industrial Co., Ltd.	92,200	237,708
#	Taegu Department Store	52,221	287,004
* #	Taeyoung Engineering & Construction	242,600	781,653
* #	Tai Han Electric Wire Co., Ltd.	146,747	1,631,729
*	Tai Lim Packaging Industries Co., Ltd.	134,200	64,526
*	Taihan Textile Co., Ltd.	836	12,150
* #	Tec & Co.	56,847	77,371
* #	Telcoware Co., Ltd.	36,000	161,370
*	The Will-Bes & Co., Ltd.	44,310	68,923
*	Tong Kook Corp.	607	688
*	Tong Yang Moolsan Co., Ltd.	12,890	53,366
	Tong Yang Securities, Inc.	300,000	1,593,950
* #	TRYBRANDS, Inc.	30,152	52,154
*	TS Corp.	11,001	454,965
* #	Unid Co., Ltd.	32,400	680,994
*	Unimo Technology Co., Ltd.	17,000	7,948
* #	Union Steel Manufacturing Co., Ltd.	29,697	299,866
	Wiscom Co., Ltd.	32,980	82,826
* #	Woongjin.Com Co., Ltd.	93,830	767,581
* #	Woori Financial Co., Ltd.	53,950	126,494
	Woori Investment & Securities Co., Ltd.	451,010	5,424,991
*	WooSung Feed Co., Ltd.	101,890	92,854
*	YESCO Co., Ltd.	16,050	326,241
* #	Yoosung Enterprise Co., Ltd.	106,520	132,804
* #	Youlchon Chemical Co., Ltd.	82,970	395,284
*	Young Poong Mining & Construction Corp.	18,030	719
*	Youngbo Chemical Co., Ltd.	33,000	30,716
*	Youngone Corp.	178,660	835,709
* #	Youngpoong Corp.	4,289	1,701,184
#	Yuhwa Securities Co., Ltd.	28,680	266,091
* #	Yuyang Telecom Co., Ltd.	11,200	36,168
*	Zinus, Inc.	1,866	5,072
TOTAL COMMON STOCKS			460,056,639

RIGHTS/WARRANTS — (0.0%)
*	Shinsung Holdings Co., Ltd. Rights 02/09/09	21,689	38,517

TOTAL — SOUTH KOREA			460,095,156

TAIWAN — (10.5%)
COMMON STOCKS — (10.5%)
*	A.G.V. Products Corp.	2,790,429	526,171
	Abocom Systems, Inc.	340,752	49,801

32

	Acbel Polytech, Inc.	2,851,960	1,043,310
*	Accton Technology Corp.	3,633,000	774,952
	Acer, Inc.	794,783	987,017
	Advanced Semiconductor Engineering, Inc. ADR	155,986	249,578
	Allis Electric Co., Ltd.	749,320	99,753
	Ampoc Far East Co., Ltd.	749,016	145,878
	Amtran Technology Co., Ltd.	2,115,173	642,083
*	Apex Science & Engineering Corp.	496,000	75,661
*	Arima Computer Corp.	3,904,781	286,370
	Asia Cement Corp.	11,165,366	7,856,325
	Asia Chemical Corp.	1,756,000	650,383
	Asia Polymer Corp.	1,576,489	779,345
	Asia Vital Components Co., Ltd.	1,520,655	579,537
	AU Optronics Corp.	3,974,575	2,808,703
#	AU Optronics Corp. Sponsored ADR	3,717,321	26,318,633
	Audix Co., Ltd.	823,164	266,371
	Aurora Corp.	568,676	378,456
	Aurora Systems Corp.	281,281	118,557
	Avision, Inc.	1,360,555	287,516
	Bank of Kaohsiung Co., Ltd.	3,673,926	710,801
*	Behavior Tech Computer Corp.	884,716	42,001
	Bes Engineering Corp.	9,541,443	1,694,018
	Biostar Microtech International Corp.	476,595	98,706
	C Sun Manufacturing, Ltd.	219,249	55,916
*	Carnival Industrial Corp.	2,482,000	269,523
	Cathay Chemical Works, Inc.	857,000	173,309
	Cathay Real Estate Development Co., Ltd.	8,230,421	1,675,632
	Central Reinsurance Co., Ltd.	2,457,781	533,080
	Chain Qui Development Co., Ltd.	272,173	85,697
	Champion Building Materials Co., Ltd.	2,086,914	410,593
	Chang Hwa Commercial Bank	36,121,459	11,401,620
*	Chang-Ho Fibre Corp.	192,000	56,445
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	381,103
	Cheng Loong Corp.	7,053,480	1,315,089
	Chenming Mold Industrial Corp.	798,040	207,584
	Chi Mei Optoelectronic Corp.	30,325,932	9,252,010
*	Chia Her Industrial Co., Ltd.	2,263,340	53,403
*	Chia Hsin Cement Corp.	4,145,594	1,410,057
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	58,722
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	251,649
*	Chien Tai Cement Co., Ltd.	238	6
	Chilisin Electronics Corp.	168,300	33,642
*	China Airlines	15,861,952	2,965,912
	China Chemical & Pharmaceutical Co.	1,877,264	687,183
	China Development Financial Holding Corp.	80,236,032	13,832,276
	China Electric Manufacturing Co., Ltd.	2,450,200	713,631
*	China General Plastics Corp.	2,402,000	612,106
	China Glaze Co., Ltd.	889,084	159,349
	China Man-Made Fiber Co., Ltd.	8,736,813	999,283
	China Metal Products Co., Ltd.	470,000	219,512
	China Motor Co., Ltd.	5,676,749	1,386,468
*	China Petrochemical Development Corp.	13,242,580	2,361,645

33

*	China Rebar Co., Ltd.	439,188	59,103
	China Steel Structure Co., Ltd.	498,219	190,975
	China Synthetic Rubber Corp.	2,189,890	1,803,957
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	200,639
	Chinatrust Financial Holdings Co., Ltd.	41,602,937	13,733,144
	Ching Feng Home Fashions Industries Co., Ltd.	998,900	117,218
	Chin-Poon Industrial Co., Ltd.	2,197,451	617,925
	Chun Yu Works & Co., Ltd.	1,800,000	385,103
	Chun Yuan Steel Industrial Co., Ltd.	3,469,467	980,450
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	521,727
	Chung Hwa Pulp Corp.	3,513,419	866,209
*	Chung Shing Textile Co., Ltd.	600	8
	Chungwa Picture Tubes Co., Ltd.	51,320,045	4,720,724
	Clevo Co.	2,567,280	1,979,926
*	CMC Magnetics Corp.	24,065,000	3,313,089
	Collins Co., Ltd.	1,769,823	369,253
	Compal Electronics, Inc.	2,289,623	1,160,146
	Compeq Manufacturing Co., Ltd.	7,890,000	961,978
*	Compex International Co. Ltd.	46,400	276
	Continental Engineering Corp.	5,097,848	1,218,697
*	Cosmos Bank Taiwan	2,048,199	111,397
	CTCI Corp.	2,583,939	1,604,312
	CX Technology Co., Ltd.	82,728	17,175
	Cyntec Co., Ltd.	27,319	22,439
	Da-Cin Construction Co., Ltd.	1,684,579	552,898
*	Delpha Construction Co., Ltd.	1,684,044	128,270
*	Der Pao Construction Co., Ltd.	1,139,000	27,807
	Diamond Flower Electric Instrument Co., Ltd.	68,595	76,486
	E.Sun Financial Holding Co., Ltd.	15,243,280	3,504,964
	Eastern Media International	8,183,399	810,040
	Eclat Textile Co., Ltd.	310,867	87,942
	Edom Technology Co., Ltd.	888,800	150,717
	Elan Microelectronics Corp.	1,495,361	1,087,499
	Elite Material Co., Ltd.	1,263,079	202,097
	Elite Semiconductor Memory Technology, Inc.	793,109	470,314
	Elitegroup Computer Systems Co., Ltd.	6,985,066	1,161,383
	Enlight Corp.	1,184,549	14,800
*	EnTie Commercial Bank	693,232	203,258
*	Eva Airways Corp.	16,403,783	3,083,333
*	Ever Fortune Industrial Co., Ltd.	409,000	4,018
	Everest Textile Co., Ltd.	3,357,002	384,482
	Evergreen International Storage & Transport Corp.	3,116,000	1,432,610
	Evergreen Marine Corp., Ltd.	9,208,527	3,700,136
	Everlight Chemical Industrial Corp.	2,147,950	563,976
*	Everspring Industry Co., Ltd.	1,293,180	190,787
*	Evertop Wire Cable Corp.	829,890	96,079
	Excel Cell Electronics Co., Ltd.	565,000	123,144
	Far Eastern Department Stores, Ltd.	4,970,936	2,251,385
*	Far Eastern International Bank	11,541,236	1,703,314
	Federal Corp.	3,092,876	904,550
	Feng Hsin Iron & Steel Co., Ltd.	342,990	368,500

34

*	FIC Global, Inc.	122,255	13,283
	First Copper Technology Co., Ltd.	2,383,750	357,968
	First Financial Holding Co., Ltd.	18,098,108	7,779,659
	First Hotel	544,854	286,959
	First Steamship Co., Ltd.	728,000	678,332
	Formosa Chemicals & Fiber Co., Ltd.	3,222,000	3,453,287
	Formosa Taffeta Co., Ltd.	7,495,511	3,523,677
	Formosan Rubber Group, Inc.	4,667,000	1,491,251
*	Formosan Union Chemical Corp.	238,174	69,881
	Fortune Electric Co., Ltd.	794,850	678,987
*	Fu I Industrial Co., Ltd.	290,400	62,005
	Fubon Financial Holding Co., Ltd.	30,440,000	18,257,470
	Fwuson Industry Co., Ltd.	1,518,220	308,946
	G.T.M. Corp.	543,000	112,965
*	Giga Storage Corp.	2,039,898	144,526
	Giga-Byte Technology Co., Ltd.	5,303,287	1,868,130
	Gold Circuit Electronics, Ltd.	2,574,549	478,041
	Goldsun Development & Construction Co., Ltd.	8,392,689	2,186,174
	Good Will Instrument Co., Ltd.	383,670	137,185
	Gordon Auto Body Parts Co., Ltd.	1,050,352	225,291
*	Grand Pacific Petrochemical Corp.	3,861,000	494,944
	Grape King, Inc.	516,000	225,392
	Great China Metal Industry Co., Ltd.	1,577,000	565,011
	Great Wall Enterprise Co., Ltd.	1,721,327	1,221,505
	Hanpin Co., Ltd.	1,008,000	318,318
*	Helix Technology, Inc.	29,585	8,324
	Hey Song Corp.	3,250,000	904,803
*	Hitron Technologies, Inc.	514,000	93,150
*	Ho Tung Holding Corp.	3,868,628	822,471
	Hocheng Corp.	2,499,300	457,888
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	199,164
	Hong Ho Precision Textile Co., Ltd.	58,136	9,992
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	364,819
	Hong Yi Fiber Industry Co., Ltd.	573,000	98,765
	Hsin Kuang Steel Co., Ltd.	1,568,465	641,990
	Hsing Ta Cement Co., Ltd.	1,969,980	465,104
	Hua Eng Wire & Cable Co., Ltd.	4,069,035	551,233
	Hua Nan Financial Holding Co., Ltd.	3,161,416	1,492,862
*	Hualon Corp.	257,040	8,265
	Hung Ching Development & Construction Co., Ltd.	1,828,468	200,061
	Hung Poo Construction Corp.	1,392,436	806,094
	Hung Sheng Construction Co., Ltd.	3,463,000	664,758
*	Hwa Fong Rubber Co., Ltd.	408,960	97,346
	Ichia Technologies, Inc.	1,992,260	406,499
*	Inernational Semiconductor Technology, Ltd.	10,000	1,045
	Innolux Display Corp.	5,700,000	4,330,686
	Inventec Corp.	13,588,781	3,612,437
*	Jean Co., Ltd.	190,000	19,102
	Jui Li Enterprise Co., Ltd.	712,760	99,867
	Jung Shing Wire Co., Ltd.	127,936	17,911
	K Laser Technology, Inc.	735,601	216,551
	Kang Na Hsiung Co., Ltd.	1,395,127	526,177

35

*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	285,305
	Kaulin Manufacturing Co., Ltd.	926,656	291,701
	Kee Tai Properties Co., Ltd.	1,657,368	301,143
*	Kenda Rubber Industrial Co., Ltd.	2,008,642	740,966
	King Yuan Electronics Co., Ltd.	10,137,518	1,856,052
	Kingdom Construction Co., Ltd.	3,124,000	619,079
*	King’s Town Bank	5,194,012	812,753
	Kinpo Electronics, Inc.	9,690,375	1,608,073
	Knowledge-Yield-Excellence Systems Corp.	432,416	184,567
	Kung Long Batteries Industrial Co., Ltd.	173,000	71,837
	Kuoyang Construction Co., Ltd.	641,029	147,339
*	Kwong Fong Industries Corp.	3,801,000	445,899
	Lan Fa Textile Co., Ltd.	2,409,703	350,253
*	Lead Data Co., Ltd.	2,539,140	136,193
*	Leadtek Research, Inc.	727,844	63,981
*	Lealea Enterprise Co., Ltd.	4,662,000	539,733
	Lee Chang Yung Chemical Industry Corp.	2,145,780	1,389,341
	Lee Chi Enterprises Co., Ltd.	845,900	176,108
	Lelon Co., Ltd.	919,118	152,379
*	Leofoo Development Co., Ltd.	1,777,000	613,600
	Les Enphants Co., Ltd.	167,204	78,739
*	Li Peng Enterprise Co., Ltd.	3,988,712	358,566
	Lian Hwa Foods Corp.	157,000	39,170
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	74,714
	Lien Hwa Industrial Corp.	4,149,411	1,401,774
	Lingsen Precision Industries, Ltd.	2,254,295	382,769
	Lite-On Technology Corp.	5,412,209	3,256,379
	Long Bon Development Co., Ltd.	2,839,301	507,965
*	Long Chen Paper Co., Ltd.	3,677,741	658,362
	Lucky Cement Corp.	2,683,000	423,262
	Macronix International Co., Ltd.	26,111,644	6,794,711
	Mayer Steel Pipe Corp.	788,740	275,713
	Maywufa Co., Ltd.	192,264	72,293
	Mega Financial Holding Co., Ltd.	69,737,000	20,446,372
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	579,352	117,200
	Mercuries & Associates, Ltd.	3,533,829	932,892
*	Mercuries Data Co., Ltd.	1,131,800	193,265
	Merida Industry Co., Ltd.	447,260	518,692
	Microelectronics Technology, Inc.	1,938,000	648,657
	Micro-Star International Co., Ltd.	6,657,448	3,218,778
*	Microtek International, Inc.	819,062	61,164
	Mitac International Corp.	2,281,000	737,101
	Mitac Technology Corp.	1,501,065	584,681
	Mobiletron Electronics Co., Ltd.	90,000	23,504
	Mospec Seminconductor Corp.	404,000	129,164
*	Mustek Systems, Inc.	1,191,983	67,571
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	147,720
	Nankang Rubber Tire Co., Ltd.	278,941	111,146
	Nantex Industry Co., Ltd.	1,459,474	697,524
*	Nanya Technology Co., Ltd.	20,440,706	3,447,072
*	New Asia Construction & Development Co., Ltd.	1,011,542	119,168

36

	Nien Hsing Textile Co., Ltd.	3,910,000	894,104
*	Ocean Plastics Co., Ltd.	1,135,776	322,846
*	Optimax Technology Corp.	3,466,000	78,113
	Opto Tech Corp.	885,609	297,699
*	Orient Semiconductor Electronics, Ltd.	372,276	30,638
	Oriental Union Chemical Corp.	3,567,225	1,386,570
*	Pacific Construction Co., Ltd.	4,079,256	240,147
	Pan Jit International, Inc.	1,982,818	623,639
	Phihong Technology Co., Ltd.	2,226,661	459,602
	Phoenix Precision Technology Corp.	1,820,000	367,399
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	147,854
	Prince Housing & Development Corp.	4,151,737	549,375
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	274,384
*	Promise Technology, Inc.	654,685	235,704
	Qisda Corp.	8,957,952	1,605,421
*	Quintain Steel Co., Ltd.	3,247,000	491,959
	Radium Life Tech Corp.	1,491,144	418,151
	Ralec Electronic Corp.	286,018	121,707
	Realtek Semiconductor Corp.	805,290	875,999
*	Rectron, Ltd.	452,836	27,976
	Reward Wool Industry Corp.	965,000	100,309
*	Rexon Industrial Corp., Ltd.	1,026,820	95,810
*	Ritek Corp.	20,663,518	2,858,666
	Ruentex Development Co., Ltd.	2,897,000	1,447,244
	Ruentex Industries, Ltd.	2,485,000	1,292,317
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	593,355
	San Fang Chemical Industry Co., Ltd.	217,644	110,199
	Sanyang Industrial Co., Ltd.	5,526,268	1,028,689
	Sanyo Electric Co., Ltd.	971,000	477,135
	Senao International Co., Ltd.	150,944	140,536
	Shan-Loong Transportation Co., Ltd.	133,286	45,402
	Sheng Yu Steel Co., Ltd.	1,716,000	978,438
	Shihlin Electric & Engineering Corp.	1,743,000	1,430,627
	Shin Kong Financial Holding Co., Ltd.	14,428,507	3,344,503
	Shinkong Co., Ltd.	2,182,412	587,600
	Shinkong Synthetic Fibers Co., Ltd.	9,238,342	1,077,292
	Shuttle, Inc.	1,190,223	215,590
	Sigurd Microelectronics Corp.	487,608	93,792
*	Silicon Integrated Systems Corp.	10,223,485	1,532,598
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	2,086
	Sincere Navigation Corp.	538,692	369,854
	Sinkang Industries Co., Ltd.	806,669	187,703
	Sinkong Spinning Co., Ltd.	1,246,311	478,219
	Sinon Corp.	2,114,700	509,067
	SinoPac Holdings Co., Ltd.	60,339,809	10,024,448
*	Sintek Photronics Corp.	3,861,120	439,980
	Siward Crystal Technology Co., Ltd.	889,405	233,526
	Solomon Technology Corp.	1,153,847	198,148
	South East Soda Manufacturing Co., Ltd.	927,500	695,062

37

	Southeast Cement Co., Ltd.	3,208,700	850,331
	Space Shuttle Hi-Tech Co., Ltd.	549,269	64,800
	SPI Electronic Co., Ltd.	100,000	41,953
	Spirox Corp.	282,367	83,636
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	328,565
	Standard Foods Taiwan, Ltd.	1,850,000	1,165,157
	Stark Technology, Inc.	775,200	241,028
	Sunonwealth Electric Machine Industry Co., Ltd.	1,594,987	855,473
	Sunplus Technology Co., Ltd.	2,515,620	947,258
	Synnex Technology International Corp.	1,687,339	1,886,304
*	Syscom Computer Engineering Co.	446,000	85,770
	Sysware Systex Corp.	828,801	409,822
*	T JOIN Transportation Co., Ltd.	3,278,000	1,122,994
	Ta Chen Stainless Pipe Co., Ltd.	1,498,864	555,150
*	Ta Chong Bank, Ltd.	12,806,906	1,519,823
	Ta Ya Electric Wire & Cable Co., Ltd.	4,255,732	633,775
	Ta Yih Industrial Co., Ltd.	192,000	56,378
	Tah Hsin Industrial Corp.	1,452,000	600,111
*	Tai Roun Products Co., Ltd.	379,000	57,047
	Ta-I Technology Co., Ltd.	1,279,034	494,966
	Taichung Commercial Bank	7,966,754	1,373,497
	Tainan Spinning Co., Ltd.	9,741,000	1,738,120
	Taishin Financial Holdings Co., Ltd.	46,043,000	7,161,338
*	Taisun Enterprise Co., Ltd.	1,931,721	402,412
	Taita Chemical Co., Ltd.	1,775,400	267,499
*	Taiwan Business Bank	28,343,549	5,418,303
	Taiwan Cement Corp.	12,306,807	8,211,062
	Taiwan Cooperative Bank	29,226,902	12,712,125
	Taiwan Fire & Marine Insurance Co., Ltd.	1,864,320	701,394
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	67,075
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	34,328
	Taiwan Glass Industrial Corp.	5,867,741	2,868,361
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,238,052	1,190,581
	Taiwan Kai Yih Industrial Co., Ltd.	670,660	212,683
*	Taiwan Kolin Co., Ltd.	5,797,000	120,816
	Taiwan Line Tek Electronic Co., Ltd.	448,259	144,615
	Taiwan Mask Corp.	2,194,000	512,881
	Taiwan Navigation Co., Ltd.	684,898	774,371
*	Taiwan Pulp & Paper Corp.	2,218,000	492,095
	Taiwan Sakura Corp.	1,628,490	350,762
	Taiwan Sogo Shinkong Security Co., Ltd.	616,205	262,662
	Taiwan Styrene Monomer Corp.	4,013,856	899,209
*	Taiwan Tea Corp.	2,988,381	933,724
	Taiyen Biotech Co., Ltd.	1,776,000	625,849
*	Tatung Co., Ltd.	23,096,000	3,814,518
*	Teapo Electronic Corp.	2,496,670	165,898
	Teco Electric & Machinery Co., Ltd.	15,351,834	4,231,402
*	Tecom, Ltd.	1,440,753	438,305
	Test-Rite International Co., Ltd.	1,529,391	694,227
	Tex-Ray Industrial Co., Ltd.	724,000	102,415
	The Ambassador Hotel	996,000	849,374
	The First Insurance Co., Ltd.	2,009,064	377,931

38

	Thye Ming Industrial Co., Ltd.	171,727	72,613
	Ton Yi Industrial Corp.	7,349,810	2,081,232
	Tong Yang Industry Co., Ltd.	850,739	304,117
*	Tong-Hwa Synthetic Fiber Co., Ltd.	317,000	17,700
	Tsann Kuen Enterprise Co., Ltd.	1,348,100	482,950
	TSRC Corp.	1,874,400	1,344,099
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	36,099
	Tung Ho Steel Enterprise Corp.	2,688,555	1,773,692
*	Twinhead International Corp.	1,446,017	74,677
	TYC Brother Industrial Co., Ltd.	1,183,561	382,441
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	405,401
	Tze Shin International Co., Ltd.	934,919	325,404
*	Union Bank of Taiwan	9,266,577	1,480,300
*	Union Insurance Co., Ltd.	189,469	77,819
	Unitech Electronics Co., Ltd.	1,280,174	333,079
	Unitech Printed Circuit Board Corp.	2,466,265	477,396
	United Integration Service Co., Ltd.	986,000	315,597
	United Microelectronics Corp.	106,490,069	22,732,374
	Unity Opto Technology Co., Ltd.	571,125	161,223
*	Universal Cement Corp.	3,644,551	1,270,395
	Universal Microelectronics Co., Ltd.	747,491	167,695
	Universal Scientific Industrial Co., Ltd.	6,522,366	1,410,097
	Universal, Inc.	622,000	162,064
	UPC Technology Corp.	4,912,437	1,321,679
	USI Corp.	4,528,000	1,529,709
	U-TECH Media Corp.	1,566,799	218,872
*	Ve Wong Corp.	1,112,000	407,773
*	Visual Photonics Epitacy Co., Ltd.	94,710	31,259
	Walsin Lihwa Corp.	23,007,412	3,912,749
	Walsin Technology Corp., Ltd.	4,027,876	747,753
	Wan Hwa Enterprise Co., Ltd.	1,229,400	359,413
	Waterland Financial Holdings	12,821,080	1,906,074
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	248,356
*	Wei Chuan Food Corp.	1,007,000	629,082
	Weltrend Semiconductor, Inc.	978,994	337,428
*	Winbond Electronics Corp.	29,524,000	2,678,906
	Wintek Corp.	7,268,000	1,265,278
	WPG Holdings Co., Ltd.	1,037,151	547,599
*	Wus Printed Circuit Co., Ltd.	3,003,928	326,993
	Yageo Corp.	26,995,840	3,057,928
	Yang Ming Marine Transport Corp.	9,139,615	2,444,267
	Yeung Cyang Industrial Co., Ltd.	881,196	321,090
*	Yi Jinn Industrial Co., Ltd.	1,376,200	123,310
	Yieh Phui Enterprise Co., Ltd.	9,588,523	2,567,276
	Yosun Industrial Corp.	2,032,539	778,880
	Yuanta Financial Holding Co., Ltd.	9,699,422	3,647,102
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	1,973,481
	Yulon Motor Co., Ltd.	6,427,572	2,337,278
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	47,961
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	452,792
	Yung Tay Engineering Co., Ltd.	2,407,000	896,291
	Zig Sheng Industrial Co., Ltd.	4,011,378	438,260

TOTAL — TAIWAN			458,272,934

39

THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
*	Aapico Hitech PCL, Ltd. (Foreign)	539,800	54,652
*	Adkinson Securities PCL (Foreign)	15,973,600	228,423
	Asia Plus Securities PCL (Foreign)	7,008,500	222,492
	Asian Property Development PCL (Foreign)	1,911,600	118,091
	Ayudhya Insurance PCL (Foreign)	228,500	70,906
*	Bangchak Petroleum PCL (Foreign)	150,000	31,103
	Bangkok Bank PCL (Foreign)	4,678,900	9,969,342
	Bangkok Bank PCL (Foreign) NVDR	4,718,100	9,782,990
	Bangkok Expressway PCL (Foreign)	4,103,500	1,901,236
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	100,039
	Bangkok Insurance PCL (Foreign)	87,880	477,540
*	Bangkok Land PCL (Foreign)	78,669,103	517,486
	Bank of Ayudhya PCL (Foreign) NVDR	16,370,400	4,143,516
	Banpu PCL (Foreign)	593,900	3,804,765
	Big C Supercenter PCL (Foreign)	1,279,200	1,371,943
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	667,469
	Capital Nomura Securities PCL (Foreign)	370,100	157,715
	Capital Nomura Securities PCL (Foreign) NVDR	153,300	65,327
	Central Plaza Hotel PCL (Foreign)	5,422,500	511,776
#	Ch. Karnchang PCL (Foreign)	720,000	78,250
	Charoen Pokphand Foods PCL (Foreign)	36,310,340	3,426,973
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	83,965
	Delta Electronics (Thailand) PCL (Foreign)	4,830,100	1,319,247
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	829,029
	Erawan Group PCL (Foreign)	4,288,950	147,197
*	G J Steel PCL (Foreign)	124,232,100	461,895
	GMM Grammy PCL (Foreign)	338,100	93,312
	Golden Land Property PCL (Foreign)	232,500	13,432
	Golden Land Property PCL (Foreign) NVDR	570,000	32,930
	Hana Microelectronics PCL (Foreign)	1,555,000	489,203
	Hermraj Land & Development PCL (Foreign)	64,383,100	1,049,574
	ICC International PCL (Foreign)	2,710,500	3,255,856
*	Indorama polyester Industries PCL (Foreign)	128,550	3,677
	Italian-Thai Development PCL (Foreign) NVDR	14,073,000	1,038,420
	Jasmine International PCL (Foreign)	41,666,800	440,918
	Kang Yong Electric PCL (Foreign)	236,200	209,415
	Kasikornbank PCL (Foreign)	1,505,300	1,958,849
	Kasikornbank PCL (Foreign) NVDR	164,500	211,712
	KGI Securities One PCL (Foreign)	11,756,100	242,082
#	Kiatnakin Finance PCL (Foreign)	2,995,900	959,648
	Krung Thai Bank PCL (Foreign)	33,380,400	3,799,628
	Krungthai Card PCL (Foreign)	1,326,700	263,708
	Laguna Resorts & Hotels PCL (Foreign)	1,342,400	932,942
	Lalin Property PCL (Foreign)	4,561,600	146,117
	Land & Houses PCL (Foreign)	559,510	51,526
	Land & Houses PCL (Foreign) NVDR	3,647,800	335,934

40

*	Loxley PCL (Foreign)	7,775,300	429,181
	MBK Development PCL (Foreign)	888,800	1,302,760
	MK Real Estate Development PCL (Foreign)	5,772,100	189,845
	Modernform Group PCL (Foreign)	46,000	39,632
*	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	380,257
	Noble Development PCL (Foreign)	2,425,600	120,708
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	457,829
	Polyplex PCL (Foreign)	5,424,000	577,071
	Pranda Jewelry PCL (Foreign)	610,000	84,264
	Precious Shipping PCL	320,400	97,133
	Property Perfect PCL (Foreign)	3,707,900	246,027
	PTT Aromatics & Refining PCL (Foreign)	5,015,216	1,405,666
	PTT Chemical PCL (Foreign)	3,076,810	2,749,902
	Quality Houses PCL (Foreign)	34,270,900	891,935
	Regional Container Lines PCL (Foreign)	5,884,700	1,093,967
	Rojana Industrial Park PCL (Foreign)	92,600	10,223
	Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,656,159
	Saha Pathanapibul PCL (Foreign)	1,594,833	775,409
	Saha-Union PCL (Foreign)	2,976,400	1,242,827
	Sahaviriya Steel Industries PCL (Foreign)	68,900,700	669,991
	Sansiri PCL (Foreign)	9,982,900	508,210
	SC Asset Corp. PCL (Foreign)	1,345,200	238,531
	Seamico Securities PCL (Foreign)	5,788,600	221,842
	Serm Suk PCL (Foreign) NVDR	39,000	8,310
*	Shinawatra Satellite PCL (Foreign)	9,300,400	1,010,768
*	Siam City Bank PCL (Foreign)	2,563,700	509,587
	Siam Commercial Bank PCL (Foreign)	4,640,600	6,901,507
	Siam Industrial Credit PCL (Foreign)	1,840,950	82,662
	Siam Makro PCL (Foreign)	331,200	663,063
*	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	845,391
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	315,791
	Supalai PCL (Foreign)	8,329,366	455,000
	SVOA PCL (Foreign)	4,744,000	81,407
	Tata Steel (Thailand) PCL (Foreign)	16,665,500	452,802
#	Thai Oil PCL (Foreign)	2,300,000	1,611,612
	Thai Plastic & Chemicals PCL (Foreign)	3,853,900	1,432,881
	Thai Rayon PCL (Foreign)	165,000	134,492
*	Thai Rung Union Car PCL (Foreign)	5,386,250	209,504
	Thai Union Frozen Products PCL (Foreign)	1,173,600	654,517
	Thai Wacoal PCL (Foreign)	93,300	87,056
	Thanachart Capital PCL (Foreign)	6,228,800	1,327,172
	The Siam Cement PCL (Foreign) NVDR	377,100	1,078,507
	Thoresen Thai Agencies PCL (Foreign)	2,328,000	1,165,165
#	Ticon Industrial Connection PCL (Foreign)	105,200	18,955
	Tipco Asphalt PCL (Foreign)	403,856	91,825
*	Tisco Financial Group PCL (Foreign)	1,041,700	288,989
*	TMB Bank PCL (Foreign)	103,415,816	1,656,309
	Total Access Communication PCL (Foreign)	1,264,380	1,011,504
*	TPI Polene PCL (Foreign)	10,927,124	968,800
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	156,101
	Univentures PCL (Foreign)	3,481,400	144,374
	Vanachai Group PCL (Foreign)	9,076,500	443,896

41

	Vibhavadi Medical Center PCL (Foreign)	1,307,800	86,775
	Vinythai PCL (Foreign)	5,213,817	560,674
TOTAL COMMON STOCKS			95,917,015

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	17,263
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	2,281
*	Ticon Industrial Connection PCL (Foreign) Warrants 01/31/14	35,066	—
TOTAL RIGHTS/WARRANTS			19,544

TOTAL — THAILAND			95,936,559

TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
	Adana Cimento Sanayi Ticaret A.S.	425,898	89,558
	Akbank T.A.S.	3,936,018	11,318,318
*	Akenerji Elektrik Uretim A.S.	201,755	695,921
*	Aksa Akrilik Kimya Sanayii A.S.	847,158	773,320
	Aksigorta A.S.	260,763	422,992
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	81,904
	Alarko Holding A.S.	1,693,116	1,689,965
	Alkim Alkali Kimya A.S.	55,205	126,962
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	278,376
	Anadolu Anonim Turk Sigorta Sirketi A.S.	2,418,180	1,354,654
*	Anadolu Cam Sanayii A.S.	1,486,816	930,359
	Anadolu Hayat Sigorta A.S.	299,133	239,185
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	99,739
	Arcelik A.S	84,375	89,631
*	Asya Katilim Bankasi A.S.	144,411	92,789
*	Ayen Enerji A.S.	415,323	401,668
*	Aygaz A.S.	1,434,532	1,668,876
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	191,638
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	334,290	275,684
	Bati Anabolu Cimento A.S.	255,022	741,665
*	Beko Elektronik A.S.	283,333	97,430
	BIM BirlesikMagazalar A.S.	9,033	193,182
	Bolu Cimento Sanayii A.S.	802,283	517,720
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	356,442
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	591,500
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,948	201,137
	BSH ev Aletleri Sanayi ve Ticaret A.S.	13,152	149,054
	Bursa Cimento Fabrikasi A.S.	8,256	22,748
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	402,142	159,948
	Cimsa Cimento Sanayi ve Ticaret A.S.	495,774	866,920
	Coca-Cola Icecek A.S.	10,186	46,918
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,250	257,606
*	Dogan Gazetecilik A.S.	194,389	174,243
*	Dogan Sirketler Grubu Holding A.S.	9,819,108	3,680,888
*	Dogan Yayin Holding A.S.	121,662	47,087

42

*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	339,824	211,827
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	9,531
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	670,692	336,066
	Enka Insaat ve Sanayi A.S.	43,367	140,661
	Eregli Demir ve Celik Fabrikalari Turk A.S.	5,646,883	12,143,187
*	Fortis Bank A.S.	1	—
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	312,958	141,684
*	Global Yatirim Holding A.S.	1,275,893	192,355
*	Goldas Kuyumculuk Sanayi A.S.	552,019	245,863
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	374,472
*	Goodyear Lastikleri T.A.S.	77,420	263,765
*	GSD Holding A.S.	2,225,362	428,514
	Gubre Fabrikalari Ticaret A.S.	43,641	149,060
	Gunes Sigorta A.S.	439,694	315,380
	Hektas Ticaret T.A.S.	380,059	132,544
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	121,662	46,831
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	18,081
*	Ihlas Holding A.S.	2,158,431	260,354
	Izmir Demir Celik Sanayii A.S.	1,033,232	946,686
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,477,478	691,626
	Karton Sanayi ve Ticaret A.S.	9,078	299,311
*	Klimasan Klima Sanayi ve Ticaret A.S.	50,744	168,945
*	Koc Holding A.S. Series B	975,093	1,359,296
	Konya Cimento Sanayii A.S.	6,740	158,371
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	915,611	691,146
	Mardin Cimento Sanayii ve Ticaret A.S.	249,809	458,276
*	Marmari Marti Otel Isletmeleri A.S.	869,614	178,224
	Marshall Boya ve Vernik Sanayii A.S.	27,295	102,804
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	153,698
*	Multu Aku ve Malzemeleri Sanayi A.S.	249,949	123,165
*	Net Holding A.S.	1,239,663	217,078
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	312,986
	Nortel Networks Netas Telekomuenikasyon A.S.	37,557	186,014
	Otobus Karoseri Sanayi A.S.	51,460	254,882
*	Parsan Makina Parcalari Sanayii A.S.	350,178	151,514
	Pinar Entegre Et ve Un Sanayi A.S.	231,479	285,018
	Pinar Sut Mamulleri Sanayii A.S.	48,128	77,359
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,817
*	Sabah Yayincilik A.S.	31,938	73,856
*	Sanko Pazarlama Ithalat Ihracat A.S.	107,831	105,339
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	574,295	457,355
*	Sekerbank T.A.S.	399,288	239,535
*	Tat Konserve Sanayii A.S.	602,024	366,813
*	Tekstil Bankasi A.S.	931,412	251,136
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	687,947
	Tofas Turk Otomobil Fabrikasi A.S.	767,038	554,415
*	Trakya Cam Sanayii A.S.	3,196,909	1,676,105
	Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	1,481,247
*	Turk Sise ve Cam Fabrikalari A.S.	4,224,457	2,470,249

43

	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	1,930,722
*	Turkiye Garanti Bankasi A.S.	8,429,376	11,396,256
	Turkiye Is Bankasi A.S.	3,075,021	6,821,599
	Turkiye Vakiflar Bankasi T.A.O.	1,365,700	989,008
	Ulker Biskuvi Sanayi A.S.	741,800	765,765
*	USAS Ucak Servisi A.S.	134,650	85,767
*	Uzel Makina Sanayii A.S.	275,042	130,554
*	Vestel Elektronik Sanayi ve Ticaret A.S.	859,088	417,527
	Yapi Kredi Finansal Kiralama A.S.	45,196	41,379
*	Yapi ve Kredi Bankasi A.S.	4,431,636	4,781,619
*	Zorlu Enerji Elektrik Uretim A.S.	560,562	720,971

TOTAL — TURKEY			87,600,582

			Value †
SECURITIES LENDING COLLATERAL — (12.0%)
§ @	DFA Short Term Investment Fund LP	523,653,524	523,653,524

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $417,647) to be repurchased at $409,468	$409	409,458
TOTAL SECURITIES LENDING COLLATERAL			524,062,982

TOTAL INVESTMENTS - (100.0%) (Cost $5,968,850,590)##			$4,379,467,612

44

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of January 31, 2009 is listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$1,230,528,213	$3,148,939,399	—	$4,379,467,612

Federal Tax Cost Note

At January 31, 2009, the total cost of securities for federal income tax purposes was $6,000,611,267 for Dimensional Emerging Markets Value Fund Inc.

1

ITEM 2.            CONTROLS AND PROCEDURES.

(a)                                 Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.            EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:  March 27, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:  March 30, 2009